As filed with the Securities and Exchange Commission on September 3, 2024

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04419

TRANSAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of principal executive offices) (Zip code)

Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-851-9777

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1.	Reports to Stockholders.

(a)	Shareholder Reports

Semi-Annual Shareholder Report

June 30, 2024

Transamerica 60/40 Allocation VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica 60/40 Allocation VP seeks long-term capital appreciation and current income. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$23	0.44%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$83,159,646
Number of Portfolio Holdings	4
Portfolio Turnover Rate	4%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	45.3%
U.S. Fixed Income Funds	40.0
International Equity Funds	14.8
Net Other Assets (Liabilities)	(0.1)

Top Holdings (Percentage of Net Assets)

Transamerica S&P 500 Index VP, Initial Class	45.3%
Transamerica Short-Term Bond, Class I2	20.1
Transamerica Core Bond, Class I2	19.9
Transamerica MSCI EAFE Index VP, Initial Class	14.8

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica 60/40 Allocation VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Aegon Bond VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica Aegon Bond VP seeks to provide high total return through a combination of current income and capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$26	0.52%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$2,303,593,675
Number of Portfolio Holdings	501
Portfolio Turnover Rate	36%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	43.8%
U.S. Government Obligations	25.2
Asset-Backed Securities	10.6
Mortgage-Backed Securities	9.5
U.S. Government Agency Obligations	9.0
Short-Term U.S. Government Obligations	3.8
Repurchase Agreements	2.7
Commercial Paper	1.5
Net Other Assets (Liabilities)	(6.1)

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bonds, 2.38%, 02/15/2042	2.5%
Uniform Mortgage-Backed Security, TBA, 2.00%, 07/01/2054	2.4
U.S. Treasury Bills, 5.38%, 09/12/2024	2.0
Uniform Mortgage-Backed Security, TBA, 5.50%, 07/01/2054	1.7
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.5
U.S. Treasury Bonds, 4.50%, 02/15/2044	1.4
U.S. Treasury Notes, 1.38%, 11/15/2031	1.4
U.S. Treasury Notes, 4.25%, 02/28/2031	1.3
U.S. Treasury Bonds, 3.88%, 05/15/2043	1.3
U.S. Treasury Notes, 4.13%, 11/15/2032	1.3

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica Aegon Bond VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Aegon Bond VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica Aegon Bond VP seeks to provide high total return through a combination of current income and capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$38	0.77%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$2,303,593,675
Number of Portfolio Holdings	501
Portfolio Turnover Rate	36%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	43.8%
U.S. Government Obligations	25.2
Asset-Backed Securities	10.6
Mortgage-Backed Securities	9.5
U.S. Government Agency Obligations	9.0
Short-Term U.S. Government Obligations	3.8
Repurchase Agreements	2.7
Commercial Paper	1.5
Net Other Assets (Liabilities)	(6.1)

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bonds, 2.38%, 02/15/2042	2.5%
Uniform Mortgage-Backed Security, TBA, 2.00%, 07/01/2054	2.4
U.S. Treasury Bills, 5.38%, 09/12/2024	2.0
Uniform Mortgage-Backed Security, TBA, 5.50%, 07/01/2054	1.7
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.5
U.S. Treasury Bonds, 4.50%, 02/15/2044	1.4
U.S. Treasury Notes, 1.38%, 11/15/2031	1.4
U.S. Treasury Notes, 4.25%, 02/28/2031	1.3
U.S. Treasury Bonds, 3.88%, 05/15/2043	1.3
U.S. Treasury Notes, 4.13%, 11/15/2032	1.3

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica Aegon Bond VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Aegon Core Bond VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica Aegon Core Bond VP seeks to achieve maximum total return. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$25	0.50%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$376,813,111
Number of Portfolio Holdings	646
Portfolio Turnover Rate	40%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	35.3%
U.S. Government Agency Obligations	27.1
U.S. Government Obligations	24.3
Commercial Paper	14.1
Mortgage-Backed Securities	6.6
Asset-Backed Securities	5.2
Short-Term U.S. Government Obligations	3.5
Repurchase Agreements	1.6
Net Other Assets (Liabilities)	(17.7)

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 3.00%, 07/01/2054	3.2%
Uniform Mortgage-Backed Security, TBA, 2.50%, 07/01/2054	3.2
Uniform Mortgage-Backed Security, TBA, 3.50%, 07/01/2054	2.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 07/01/2054	1.6
U.S. Treasury Notes, 1.63%, 02/15/2026	1.6
Uniform Mortgage-Backed Security, TBA, 4.50%, 07/01/2054	1.4
U.S. Treasury Notes, 1.63%, 05/15/2031	1.4
Uniform Mortgage-Backed Security, TBA, 4.00%, 07/01/2054	1.3
GTA Funding LLC, 5.46%, 08/19/2024	1.1
U.S. Treasury Bills, 5.37%, 09/19/2024	1.1

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica Aegon Core Bond VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Aegon Core Bond VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica Aegon Core Bond VP seeks to achieve maximum total return. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$37	0.75%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$376,813,111
Number of Portfolio Holdings	646
Portfolio Turnover Rate	40%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	35.3%
U.S. Government Agency Obligations	27.1
U.S. Government Obligations	24.3
Commercial Paper	14.1
Mortgage-Backed Securities	6.6
Asset-Backed Securities	5.2
Short-Term U.S. Government Obligations	3.5
Repurchase Agreements	1.6
Net Other Assets (Liabilities)	(17.7)

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 3.00%, 07/01/2054	3.2%
Uniform Mortgage-Backed Security, TBA, 2.50%, 07/01/2054	3.2
Uniform Mortgage-Backed Security, TBA, 3.50%, 07/01/2054	2.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 07/01/2054	1.6
U.S. Treasury Notes, 1.63%, 02/15/2026	1.6
Uniform Mortgage-Backed Security, TBA, 4.50%, 07/01/2054	1.4
U.S. Treasury Notes, 1.63%, 05/15/2031	1.4
Uniform Mortgage-Backed Security, TBA, 4.00%, 07/01/2054	1.3
GTA Funding LLC, 5.46%, 08/19/2024	1.1
U.S. Treasury Bills, 5.37%, 09/19/2024	1.1

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica Aegon Core Bond VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Aegon High Yield Bond VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica Aegon High Yield Bond VP seeks a high level of current income by investing in high-yield debt securities. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$32	0.63%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$252,760,395
Number of Portfolio Holdings	459
Portfolio Turnover Rate	17%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	95.6%
Other Investment Company	5.9
Loan Assignments	2.3
Repurchase Agreements	1.1
Common Stocks	0.1
Net Other Assets (Liabilities)	(5.0)

Top Holdings (Percentage of Net Assets)

VZ Secured Financing BV, 5.00%, 01/15/2032	0.9%
ILFC E-Capital Trust I, 3-Month Term SOFR + 1.81%, 7.16%, 12/21/2065	0.7
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/2025	0.7
Constellium SE, 5.88%, 02/15/2026	0.7
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	0.7
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	0.7
Herc Holdings, Inc., 5.50%, 07/15/2027	0.7
Station Casinos LLC, 4.50%, 02/15/2028	0.6
Novelis Corp., 4.75%, 01/30/2030	0.6
Allied Universal Holdco LLC, 7.88%, 02/15/2031	0.6

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica Aegon High Yield Bond VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Aegon High Yield Bond VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica Aegon High Yield Bond VP seeks a high level of current income by investing in high-yield debt securities. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.88%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$252,760,395
Number of Portfolio Holdings	459
Portfolio Turnover Rate	17%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	95.6%
Other Investment Company	5.9
Loan Assignments	2.3
Repurchase Agreements	1.1
Common Stocks	0.1
Net Other Assets (Liabilities)	(5.0)

Top Holdings (Percentage of Net Assets)

VZ Secured Financing BV, 5.00%, 01/15/2032	0.9%
ILFC E-Capital Trust I, 3-Month Term SOFR + 1.81%, 7.16%, 12/21/2065	0.7
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/2025	0.7
Constellium SE, 5.88%, 02/15/2026	0.7
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	0.7
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	0.7
Herc Holdings, Inc., 5.50%, 07/15/2027	0.7
Station Casinos LLC, 4.50%, 02/15/2028	0.6
Novelis Corp., 4.75%, 01/30/2030	0.6
Allied Universal Holdco LLC, 7.88%, 02/15/2031	0.6

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica Aegon High Yield Bond VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Aegon Sustainable Equity Income VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica Aegon Sustainable Equity Income VP seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$37	0.72%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$480,248,870
Number of Portfolio Holdings	45
Portfolio Turnover Rate	12%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	99.5%
Other Investment Company	3.1
Repurchase Agreements	0.4
Net Other Assets (Liabilities)	(3.0)

Top Holdings (Percentage of Net Assets)

Colgate-Palmolive Co.	3.9%
Merck & Co., Inc.	3.8
Texas Instruments, Inc.	3.7
Cisco Systems, Inc.	3.5
MetLife, Inc.	3.5
Republic Services, Inc.	3.5
CME Group, Inc.	3.4
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3
Microsoft Corp.	2.9
Gilead Sciences, Inc.	2.8

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica Aegon Sustainable Equity Income VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Aegon Sustainable Equity Income VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica Aegon Sustainable Equity Income VP seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.97%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$480,248,870
Number of Portfolio Holdings	45
Portfolio Turnover Rate	12%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	99.5%
Other Investment Company	3.1
Repurchase Agreements	0.4
Net Other Assets (Liabilities)	(3.0)

Top Holdings (Percentage of Net Assets)

Colgate-Palmolive Co.	3.9%
Merck & Co., Inc.	3.8
Texas Instruments, Inc.	3.7
Cisco Systems, Inc.	3.5
MetLife, Inc.	3.5
Republic Services, Inc.	3.5
CME Group, Inc.	3.4
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3
Microsoft Corp.	2.9
Gilead Sciences, Inc.	2.8

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica Aegon Sustainable Equity Income VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Aegon U.S. Government Securities VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica Aegon U.S. Government Securities VP seeks to provide as high a level of total return as is consistent with prudent investment strategies. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$28	0.56%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$262,952,487
Number of Portfolio Holdings	86
Portfolio Turnover Rate	24%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	55.3%
U.S. Government Agency Obligations	36.0
Other Investment Company	6.9
Repurchase Agreements	6.8
Corporate Debt Securities	5.4
Mortgage-Backed Securities	1.8
Municipal Government Obligations	0.1
Net Other Assets (Liabilities)	(12.3)

Top Holdings (Percentage of Net Assets)

Federal Home Loan Banks, 2.38%, 03/14/2025	9.3%
U.S. Treasury Notes, 1.25%, 11/30/2026	7.7
Uniform Mortgage-Backed Security, 6.00%, 07/01/2054	4.1
Federal Farm Credit Banks Funding Corp., 2.04%, 09/24/2029	3.4
U.S. Treasury Notes, 1.88%, 02/28/2027	3.0
Federal National Mortgage Association, 0.88%, 08/05/2030	2.6
U.S. Treasury Notes, 4.63%, 05/31/2031	2.3
Tennessee Valley Authority, 2.88%, 02/01/2027	2.2
U.S. Treasury Bonds, 2.38%, 02/15/2042	2.1
U.S. Treasury Notes, 2.38%, 03/31/2029	2.1

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica Aegon U.S. Government Securities VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Aegon U.S. Government Securities VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica Aegon U.S. Government Securities VP seeks to provide as high a level of total return as is consistent with prudent investment strategies. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$40	0.81%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$262,952,487
Number of Portfolio Holdings	86
Portfolio Turnover Rate	24%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	55.3%
U.S. Government Agency Obligations	36.0
Other Investment Company	6.9
Repurchase Agreements	6.8
Corporate Debt Securities	5.4
Mortgage-Backed Securities	1.8
Municipal Government Obligations	0.1
Net Other Assets (Liabilities)	(12.3)

Top Holdings (Percentage of Net Assets)

Federal Home Loan Banks, 2.38%, 03/14/2025	9.3%
U.S. Treasury Notes, 1.25%, 11/30/2026	7.7
Uniform Mortgage-Backed Security, 6.00%, 07/01/2054	4.1
Federal Farm Credit Banks Funding Corp., 2.04%, 09/24/2029	3.4
U.S. Treasury Notes, 1.88%, 02/28/2027	3.0
Federal National Mortgage Association, 0.88%, 08/05/2030	2.6
U.S. Treasury Notes, 4.63%, 05/31/2031	2.3
Tennessee Valley Authority, 2.88%, 02/01/2027	2.2
U.S. Treasury Bonds, 2.38%, 02/15/2042	2.1
U.S. Treasury Notes, 2.38%, 03/31/2029	2.1

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica Aegon U.S. Government Securities VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica BlackRock Government Money Market VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica BlackRock Government Money Market VP seeks as high a level of current income as is consistent with preservation of capital and liquidity. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$15	0.29%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$772,005,497
Number of Portfolio Holdings	99

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	41.9%
Short-Term U.S. Government Obligations	32.1
Short-Term U.S. Government Agency Obligations	12.9
U.S. Government Obligations	7.9
U.S. Government Agency Obligations	6.5
Net Other Assets (Liabilities)	(1.3)

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 5.39%, 07/09/2024	2.5%
U.S. Treasury Floating Rate Notes, 5.43%, 07/31/2025	2.3
U.S. Treasury Bills, 5.17%, 07/18/2024	2.2
U.S. Treasury Floating Rate Notes, 5.51%, 01/31/2025	1.9
U.S. Treasury Bills, 5.22%, 07/25/2024	1.7
U.S. Treasury Bills, 5.37%, 12/05/2024	1.7
U.S. Treasury Bills, 5.38%, 10/31/2024	1.6
U.S. Treasury Bills, 5.25%, 07/05/2024	1.5
U.S. Treasury Bills, 5.38%, 11/29/2024	1.5
Federal Farm Credit Discount Notes, 5.31%, 01/17/2025	1.4

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica BlackRock Government Money Market VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica BlackRock Government Money Market VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica BlackRock Government Money Market VP seeks as high a level of current income as is consistent with preservation of capital and liquidity. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.54%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$772,005,497
Number of Portfolio Holdings	99

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	41.9%
Short-Term U.S. Government Obligations	32.1
Short-Term U.S. Government Agency Obligations	12.9
U.S. Government Obligations	7.9
U.S. Government Agency Obligations	6.5
Net Other Assets (Liabilities)	(1.3)

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 5.39%, 07/09/2024	2.5%
U.S. Treasury Floating Rate Notes, 5.43%, 07/31/2025	2.3
U.S. Treasury Bills, 5.17%, 07/18/2024	2.2
U.S. Treasury Floating Rate Notes, 5.51%, 01/31/2025	1.9
U.S. Treasury Bills, 5.22%, 07/25/2024	1.7
U.S. Treasury Bills, 5.37%, 12/05/2024	1.7
U.S. Treasury Bills, 5.38%, 10/31/2024	1.6
U.S. Treasury Bills, 5.25%, 07/05/2024	1.5
U.S. Treasury Bills, 5.38%, 11/29/2024	1.5
Federal Farm Credit Discount Notes, 5.31%, 01/17/2025	1.4

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica BlackRock Government Money Market VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$25	0.50%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$218,528,414
Number of Portfolio Holdings	11
Portfolio Turnover Rate	35%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	56.5%
U.S. Equity Funds	27.9
International Equity Funds	13.3
Other Investment Company	4.0
Repurchase Agreements	2.0
Net Other Assets (Liabilities)	(3.7)

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	35.4%
iShares Core S&P 500 ETF	24.0
iShares 7-10 Year Treasury Bond ETF	9.7
iShares MSCI EAFE ETF	8.5
iShares U.S. Treasury Bond ETF	6.6
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.9
iShares Russell 2000 ETF	3.9
iShares Core MSCI EAFE ETF	3.7
iShares MSCI Eurozone ETF	1.1
iShares Short Treasury Bond ETF	0.9

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$38	0.75%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$218,528,414
Number of Portfolio Holdings	11
Portfolio Turnover Rate	35%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	56.5%
U.S. Equity Funds	27.9
International Equity Funds	13.3
Other Investment Company	4.0
Repurchase Agreements	2.0
Net Other Assets (Liabilities)	(3.7)

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	35.4%
iShares Core S&P 500 ETF	24.0
iShares 7-10 Year Treasury Bond ETF	9.7
iShares MSCI EAFE ETF	8.5
iShares U.S. Treasury Bond ETF	6.6
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.9
iShares Russell 2000 ETF	3.9
iShares Core MSCI EAFE ETF	3.7
iShares MSCI Eurozone ETF	1.1
iShares Short Treasury Bond ETF	0.9

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$25	0.49%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$367,189,533
Number of Portfolio Holdings	11
Portfolio Turnover Rate	15%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	53.6%
International Equity Funds	22.3
U.S. Fixed Income Funds	21.5
Repurchase Agreements	2.3
Other Investment Company	1.6
Net Other Assets (Liabilities)	(1.3)

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	46.8%
iShares Core U.S. Aggregate Bond ETF	15.4
iShares MSCI EAFE ETF	13.8
iShares Core MSCI EAFE ETF	7.5
iShares Russell 2000 ETF	6.9
iShares U.S. Treasury Bond ETF	2.6
iShares 7-10 Year Treasury Bond ETF	1.6
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.6
iShares MSCI Eurozone ETF	1.0
iShares Short Treasury Bond ETF	0.2

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$38	0.74%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$367,189,533
Number of Portfolio Holdings	11
Portfolio Turnover Rate	15%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	53.6%
International Equity Funds	22.3
U.S. Fixed Income Funds	21.5
Repurchase Agreements	2.3
Other Investment Company	1.6
Net Other Assets (Liabilities)	(1.3)

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	46.8%
iShares Core U.S. Aggregate Bond ETF	15.4
iShares MSCI EAFE ETF	13.8
iShares Core MSCI EAFE ETF	7.5
iShares Russell 2000 ETF	6.9
iShares U.S. Treasury Bond ETF	2.6
iShares 7-10 Year Treasury Bond ETF	1.6
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.6
iShares MSCI Eurozone ETF	1.0
iShares Short Treasury Bond ETF	0.2

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica BlackRock iShares Active Asset Allocation - Moderate VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica BlackRock iShares Active Asset Allocation - Moderate VP seeks capital appreciation and current income. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$24	0.47%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$932,375,947
Number of Portfolio Holdings	11
Portfolio Turnover Rate	13%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	41.4%
U.S. Equity Funds	38.7
International Equity Funds	17.4
Other Investment Company	4.2
Repurchase Agreements	2.2
Net Other Assets (Liabilities)	(3.9)

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	33.7%
iShares Core U.S. Aggregate Bond ETF	26.6
iShares MSCI EAFE ETF	12.0
iShares 7-10 Year Treasury Bond ETF	6.9
iShares Russell 2000 ETF	5.0
iShares U.S. Treasury Bond ETF	4.7
iShares Core MSCI EAFE ETF	4.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.8
iShares MSCI Eurozone ETF	1.0
iShares Short Treasury Bond ETF	0.4

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica BlackRock iShares Active Asset Allocation - Moderate VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica BlackRock iShares Active Asset Allocation - Moderate VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica BlackRock iShares Active Asset Allocation - Moderate VP seeks capital appreciation and current income. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$37	0.72%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$932,375,947
Number of Portfolio Holdings	11
Portfolio Turnover Rate	13%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	41.4%
U.S. Equity Funds	38.7
International Equity Funds	17.4
Other Investment Company	4.2
Repurchase Agreements	2.2
Net Other Assets (Liabilities)	(3.9)

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	33.7%
iShares Core U.S. Aggregate Bond ETF	26.6
iShares MSCI EAFE ETF	12.0
iShares 7-10 Year Treasury Bond ETF	6.9
iShares Russell 2000 ETF	5.0
iShares U.S. Treasury Bond ETF	4.7
iShares Core MSCI EAFE ETF	4.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.8
iShares MSCI Eurozone ETF	1.0
iShares Short Treasury Bond ETF	0.4

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica BlackRock iShares Active Asset Allocation - Moderate VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica BlackRock iShares Dynamic Allocation - Balanced VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica BlackRock iShares Dynamic Allocation - Balanced VP seeks capital appreciation and income. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$37	0.73%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$713,585,430
Number of Portfolio Holdings	9
Portfolio Turnover Rate	10%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	47.3%
U.S. Equity Funds	35.3
International Equity Funds	14.8
Repurchase Agreements	1.2
Other Investment Company	0.2
Net Other Assets (Liabilities)	1.2

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	35.3%
iShares Core U.S. Aggregate Bond ETF	18.8
iShares 7-10 Year Treasury Bond ETF	16.8
iShares MSCI EAFE ETF	11.3
iShares Short Treasury Bond ETF	6.2
iShares Core MSCI EAFE ETF	3.5
iShares U.S. Treasury Bond ETF	3.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.1

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica BlackRock iShares Dynamic Allocation - Balanced VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP seeks capital appreciation and income. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$38	0.74%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$335,528,473
Number of Portfolio Holdings	9
Portfolio Turnover Rate	9%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	50.4%
U.S. Fixed Income Funds	27.2
International Equity Funds	20.0
Repurchase Agreements	2.2
Net Other Assets (Liabilities)	0.2

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	50.4%
iShares Core MSCI EAFE ETF	13.4
iShares Core U.S. Aggregate Bond ETF	11.4
iShares 7-10 Year Treasury Bond ETF	7.6
iShares MSCI EAFE ETF	6.6
iShares Short Treasury Bond ETF	5.0
iShares U.S. Treasury Bond ETF	2.0
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.2

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica BlackRock iShares Edge 100 VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica BlackRock iShares Edge 100 VP seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.56%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$71,540,513
Number of Portfolio Holdings	8
Portfolio Turnover Rate	7%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	75.1%
International Equity Funds	24.8
Other Investment Company	14.7
Repurchase Agreements	0.2
Net Other Assets (Liabilities)	(14.8)

Top Holdings (Percentage of Net Assets)

iShares MSCI EAFE Min Vol Factor ETF	19.3%
iShares MSCI USA Momentum Factor ETF	16.4
iShares MSCI USA Quality Factor ETF	16.4
iShares MSCI USA Min Vol Factor ETF	16.3
iShares MSCI USA Value Factor ETF	16.2
iShares MSCI USA Size Factor ETF	9.8
iShares MSCI Emerging Markets Min Vol Factor ETF	5.5

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica BlackRock iShares Edge 100 VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica BlackRock iShares Edge 40 VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica BlackRock iShares Edge 40 VP seeks long-term capital appreciation and capital preservation. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$16	0.31%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$222,405,517
Number of Portfolio Holdings	9
Portfolio Turnover Rate	3%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	59.1%
U.S. Equity Funds	31.1
International Equity Funds	9.9
Other Investment Company	9.2
Net Other Assets (Liabilities)	(9.3)

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	49.5%
iShares Broad USD Investment Grade Corporate Bond ETF	9.6
iShares MSCI EAFE Min Vol Factor ETF	7.7
iShares MSCI USA Quality Factor ETF	6.9
iShares MSCI USA Momentum Factor ETF	6.8
iShares MSCI USA Min Vol Factor ETF	6.7
iShares MSCI USA Value Factor ETF	6.5
iShares MSCI USA Size Factor ETF	4.1
iShares MSCI Emerging Markets Min Vol Factor ETF	2.2

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica BlackRock iShares Edge 40 VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica BlackRock iShares Edge 40 VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica BlackRock iShares Edge 40 VP seeks long-term capital appreciation and capital preservation. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.56%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$222,405,517
Number of Portfolio Holdings	9
Portfolio Turnover Rate	3%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	59.1%
U.S. Equity Funds	31.1
International Equity Funds	9.9
Other Investment Company	9.2
Net Other Assets (Liabilities)	(9.3)

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	49.5%
iShares Broad USD Investment Grade Corporate Bond ETF	9.6
iShares MSCI EAFE Min Vol Factor ETF	7.7
iShares MSCI USA Quality Factor ETF	6.9
iShares MSCI USA Momentum Factor ETF	6.8
iShares MSCI USA Min Vol Factor ETF	6.7
iShares MSCI USA Value Factor ETF	6.5
iShares MSCI USA Size Factor ETF	4.1
iShares MSCI Emerging Markets Min Vol Factor ETF	2.2

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica BlackRock iShares Edge 40 VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica BlackRock iShares Edge 50 VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica BlackRock iShares Edge 50 VP seeks long-term capital appreciation and capital preservation. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.53%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$428,946,743
Number of Portfolio Holdings	9
Portfolio Turnover Rate	4%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	49.3%
U.S. Equity Funds	38.5
International Equity Funds	12.1
Repurchase Agreements	0.2
Net Other Assets (Liabilities)	(0.1)

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	49.3%
iShares MSCI EAFE Min Vol Factor ETF	9.5
iShares MSCI USA Quality Factor ETF	8.6
iShares MSCI USA Momentum Factor ETF	8.5
iShares MSCI USA Min Vol Factor ETF	8.4
iShares MSCI USA Value Factor ETF	8.0
iShares MSCI USA Size Factor ETF	5.0
iShares MSCI Emerging Markets Min Vol Factor ETF	2.6

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica BlackRock iShares Edge 50 VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica BlackRock iShares Edge 75 VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica BlackRock iShares Edge 75 VP seeks long-term capital appreciation with capital preservation as a secondary objective. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.55%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$150,213,773
Number of Portfolio Holdings	8
Portfolio Turnover Rate	5%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	56.9%
U.S. Fixed Income Funds	24.8
International Equity Funds	18.5
Other Investment Company	3.9
Net Other Assets (Liabilities)	(4.1)

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	24.8%
iShares MSCI EAFE Min Vol Factor ETF	14.5
iShares MSCI USA Min Vol Factor ETF	12.5
iShares MSCI USA Momentum Factor ETF	12.4
iShares MSCI USA Quality Factor ETF	12.4
iShares MSCI USA Value Factor ETF	12.2
iShares MSCI USA Size Factor ETF	7.5
iShares MSCI Emerging Markets Min Vol Factor ETF	4.0

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica BlackRock iShares Edge 75 VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica BlackRock iShares Tactical - Balanced VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica BlackRock iShares Tactical - Balanced VP seeks a combination of capital appreciation and income. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$39	0.77%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$349,668,327
Number of Portfolio Holdings	12
Portfolio Turnover Rate	138%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	45.4%
U.S. Equity Funds	37.9
International Equity Funds	15.6
Other Investment Company	4.5
Repurchase Agreements	1.2
Net Other Assets (Liabilities)	(4.6)

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	22.9%
iShares Core U.S. Aggregate Bond ETF	18.3
iShares Core S&P Total U.S. Stock Market ETF	15.0
iShares Short Treasury Bond ETF	14.2
iShares Broad USD Investment Grade Corporate Bond ETF	9.9
iShares MSCI EAFE ETF	5.7
iShares Core MSCI EAFE ETF	4.5
iShares Broad USD High Yield Corporate Bond ETF	3.0
iShares MSCI Emerging Markets ETF	2.1
iShares Core MSCI Emerging Markets ETF	2.1

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica BlackRock iShares Tactical - Balanced VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica BlackRock iShares Tactical - Balanced VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica BlackRock iShares Tactical - Balanced VP seeks a combination of capital appreciation and income. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	1.02%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$349,668,327
Number of Portfolio Holdings	12
Portfolio Turnover Rate	138%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	45.4%
U.S. Equity Funds	37.9
International Equity Funds	15.6
Other Investment Company	4.5
Repurchase Agreements	1.2
Net Other Assets (Liabilities)	(4.6)

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	22.9%
iShares Core U.S. Aggregate Bond ETF	18.3
iShares Core S&P Total U.S. Stock Market ETF	15.0
iShares Short Treasury Bond ETF	14.2
iShares Broad USD Investment Grade Corporate Bond ETF	9.9
iShares MSCI EAFE ETF	5.7
iShares Core MSCI EAFE ETF	4.5
iShares Broad USD High Yield Corporate Bond ETF	3.0
iShares MSCI Emerging Markets ETF	2.1
iShares Core MSCI Emerging Markets ETF	2.1

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica BlackRock iShares Tactical - Balanced VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica BlackRock iShares Tactical - Conservative VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica BlackRock iShares Tactical - Conservative VP seeks a combination of capital appreciation and income. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$41	0.81%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$175,616,219
Number of Portfolio Holdings	12
Portfolio Turnover Rate	142%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	60.3%
U.S. Equity Funds	27.8
Other Investment Company	19.9
International Equity Funds	10.8
Repurchase Agreements	1.2
Net Other Assets (Liabilities)	(20.0)

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	31.3%
iShares Core S&P 500 ETF	17.1
iShares Short Treasury Bond ETF	14.0
iShares Broad USD Investment Grade Corporate Bond ETF	12.0
iShares Core S&P Total U.S. Stock Market ETF	10.6
iShares MSCI EAFE ETF	4.2
iShares Core MSCI EAFE ETF	3.1
iShares Broad USD High Yield Corporate Bond ETF	3.0
iShares Core MSCI Emerging Markets ETF	1.4
iShares MSCI Emerging Markets ETF	1.4

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica BlackRock iShares Tactical - Conservative VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica BlackRock iShares Tactical - Conservative VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica BlackRock iShares Tactical - Conservative VP seeks a combination of capital appreciation and income. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.06%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$175,616,219
Number of Portfolio Holdings	12
Portfolio Turnover Rate	142%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	60.3%
U.S. Equity Funds	27.8
Other Investment Company	19.9
International Equity Funds	10.8
Repurchase Agreements	1.2
Net Other Assets (Liabilities)	(20.0)

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	31.3%
iShares Core S&P 500 ETF	17.1
iShares Short Treasury Bond ETF	14.0
iShares Broad USD Investment Grade Corporate Bond ETF	12.0
iShares Core S&P Total U.S. Stock Market ETF	10.6
iShares MSCI EAFE ETF	4.2
iShares Core MSCI EAFE ETF	3.1
iShares Broad USD High Yield Corporate Bond ETF	3.0
iShares Core MSCI Emerging Markets ETF	1.4
iShares MSCI Emerging Markets ETF	1.4

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica BlackRock iShares Tactical - Conservative VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica BlackRock iShares Tactical - Growth VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica BlackRock iShares Tactical - Growth VP seeks a combination of capital appreciation and income. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$41	0.80%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$254,885,096
Number of Portfolio Holdings	12
Portfolio Turnover Rate	126%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	52.7%
U.S. Fixed Income Funds	25.7
International Equity Funds	20.5
Other Investment Company	7.4
Repurchase Agreements	1.2
Net Other Assets (Liabilities)	(7.5)

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	31.9%
iShares Core S&P Total U.S. Stock Market ETF	20.8
iShares Short Treasury Bond ETF	14.2
iShares Broad USD Investment Grade Corporate Bond ETF	7.9
iShares MSCI EAFE ETF	7.3
iShares Core MSCI EAFE ETF	6.2
iShares MSCI Emerging Markets ETF	2.8
iShares Core MSCI Emerging Markets ETF	2.8
iShares Broad USD High Yield Corporate Bond ETF	2.0
iShares Core U.S. Aggregate Bond ETF	1.6

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica BlackRock iShares Tactical - Growth VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica BlackRock iShares Tactical - Growth VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica BlackRock iShares Tactical - Growth VP seeks a combination of capital appreciation and income. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.05%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$254,885,096
Number of Portfolio Holdings	12
Portfolio Turnover Rate	126%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	52.7%
U.S. Fixed Income Funds	25.7
International Equity Funds	20.5
Other Investment Company	7.4
Repurchase Agreements	1.2
Net Other Assets (Liabilities)	(7.5)

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	31.9%
iShares Core S&P Total U.S. Stock Market ETF	20.8
iShares Short Treasury Bond ETF	14.2
iShares Broad USD Investment Grade Corporate Bond ETF	7.9
iShares MSCI EAFE ETF	7.3
iShares Core MSCI EAFE ETF	6.2
iShares MSCI Emerging Markets ETF	2.8
iShares Core MSCI Emerging Markets ETF	2.8
iShares Broad USD High Yield Corporate Bond ETF	2.0
iShares Core U.S. Aggregate Bond ETF	1.6

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica BlackRock iShares Tactical - Growth VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica BlackRock Real Estate Securities VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica BlackRock Real Estate Securities VP seeks to maximize total return. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$44	0.90%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$162,546,184
Number of Portfolio Holdings	75
Portfolio Turnover Rate	24%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	98.2%
Repurchase Agreements	1.8
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Top Holdings (Percentage of Net Assets)

Equinix, Inc., REIT	5.9%
Prologis, Inc., REIT	4.6
Welltower, Inc., REIT	4.6
AvalonBay Communities, Inc., REIT	3.6
Extra Space Storage, Inc., REIT	3.3
VICI Properties, Inc., REIT	3.1
Mid-America Apartment Communities, Inc., REIT	3.0
Mitsubishi Estate Co. Ltd.	2.7
Agree Realty Corp., REIT	2.5
Link. REIT	2.3

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica BlackRock Real Estate Securities VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica BlackRock Real Estate Securities VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica BlackRock Real Estate Securities VP seeks to maximize total return. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.15%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$162,546,184
Number of Portfolio Holdings	75
Portfolio Turnover Rate	24%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	98.2%
Repurchase Agreements	1.8
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Top Holdings (Percentage of Net Assets)

Equinix, Inc., REIT	5.9%
Prologis, Inc., REIT	4.6
Welltower, Inc., REIT	4.6
AvalonBay Communities, Inc., REIT	3.6
Extra Space Storage, Inc., REIT	3.3
VICI Properties, Inc., REIT	3.1
Mid-America Apartment Communities, Inc., REIT	3.0
Mitsubishi Estate Co. Ltd.	2.7
Agree Realty Corp., REIT	2.5
Link. REIT	2.3

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica BlackRock Real Estate Securities VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica BlackRock Tactical Allocation VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica BlackRock Tactical Allocation VP seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$9	0.17%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$894,499,589
Number of Portfolio Holdings	16
Portfolio Turnover Rate	38%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	55.5%
U.S. Fixed Income Funds	27.2
International Equity Funds	15.8
Repurchase Agreements	0.3
Other Investment Company	0.0Footnote Reference*
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)	1.2
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	33.4%
Transamerica Large Cap Value, Class I2	8.2
Transamerica WMC US Growth VP, Initial Class	8.1
Transamerica Aegon Core Bond VP, Initial Class	7.9
Transamerica Bond, Class I2	7.9
Transamerica International Focus VP, Initial Class	7.2
Transamerica Short-Term Bond, Class I2	7.1
Transamerica TSW International Equity VP, Initial Class	6.2
Vanguard Total Bond Market ETF	4.3
Transamerica Morgan Stanley Capital Growth VP, Initial Class	2.3

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica BlackRock Tactical Allocation VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica BlackRock Tactical Allocation VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica BlackRock Tactical Allocation VP seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$22	0.42%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$894,499,589
Number of Portfolio Holdings	16
Portfolio Turnover Rate	38%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	55.5%
U.S. Fixed Income Funds	27.2
International Equity Funds	15.8
Repurchase Agreements	0.3
Other Investment Company	0.0Footnote Reference*
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)	1.2
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	33.4%
Transamerica Large Cap Value, Class I2	8.2
Transamerica WMC US Growth VP, Initial Class	8.1
Transamerica Aegon Core Bond VP, Initial Class	7.9
Transamerica Bond, Class I2	7.9
Transamerica International Focus VP, Initial Class	7.2
Transamerica Short-Term Bond, Class I2	7.1
Transamerica TSW International Equity VP, Initial Class	6.2
Vanguard Total Bond Market ETF	4.3
Transamerica Morgan Stanley Capital Growth VP, Initial Class	2.3

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica BlackRock Tactical Allocation VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Goldman Sachs 70/30 Allocation VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica Goldman Sachs 70/30 Allocation VP seeks long-term capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.52%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$7,872,630
Number of Portfolio Holdings	14
Portfolio Turnover Rate	12%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.5%
U.S. Fixed Income Funds	29.5
International Equity Funds	20.7
Net Other Assets (Liabilities)	0.3

Top Holdings (Percentage of Net Assets)

Transamerica WMC US Growth VP, Initial Class	24.5%
Transamerica Large Cap Value, Class I2	20.7
Transamerica Core Bond, Class I2	16.0
Transamerica International Stock, Class I2	8.8
Transamerica International Equity, Class I2	8.4
Transamerica Bond, Class I2	6.9
Transamerica Long Credit, Class I2	2.5
Transamerica Emerging Markets Opportunities, Class I2	2.4
Transamerica High Yield Bond, Class I2	2.1
Transamerica Aegon Sustainable Equity Income VP, Initial Class	2.0

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica Goldman Sachs 70/30 Allocation VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP seeks to balance capital appreciation and income. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$17	0.33%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$3,959,152,897
Number of Portfolio Holdings	14
Portfolio Turnover Rate	11%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	47.8%
U.S. Equity Funds	36.2
International Equity Funds	15.6
Other Investment Company	6.1
Repurchase Agreements	0.4
Net Other Assets (Liabilities)	(6.1)

Top Holdings (Percentage of Net Assets)

Vanguard Total Bond Market ETF	16.9%
iShares Core U.S. Aggregate Bond ETF	16.9
Vanguard S&P 500 ETF	16.6
Vanguard Intermediate-Term Corporate Bond ETF	14.0
iShares Core S&P 500 ETF	11.4
SPDR S&P 500 ETF Trust	5.2
iShares Core MSCI Emerging Markets ETF	5.1
Vanguard FTSE Developed Markets ETF	5.1
iShares Core MSCI EAFE ETF	3.3
iShares Russell 2000 ETF	1.7

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP seeks to balance capital appreciation and income. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$30	0.58%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$3,959,152,897
Number of Portfolio Holdings	14
Portfolio Turnover Rate	11%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	47.8%
U.S. Equity Funds	36.2
International Equity Funds	15.6
Other Investment Company	6.1
Repurchase Agreements	0.4
Net Other Assets (Liabilities)	(6.1)

Top Holdings (Percentage of Net Assets)

Vanguard Total Bond Market ETF	16.9%
iShares Core U.S. Aggregate Bond ETF	16.9
Vanguard S&P 500 ETF	16.6
Vanguard Intermediate-Term Corporate Bond ETF	14.0
iShares Core S&P 500 ETF	11.4
SPDR S&P 500 ETF Trust	5.2
iShares Core MSCI Emerging Markets ETF	5.1
Vanguard FTSE Developed Markets ETF	5.1
iShares Core MSCI EAFE ETF	3.3
iShares Russell 2000 ETF	1.7

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Goldman Sachs Managed Risk - Conservative ETF VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica Goldman Sachs Managed Risk - Conservative ETF VP seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$18	0.35%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$435,896,791
Number of Portfolio Holdings	15
Portfolio Turnover Rate	7%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	63.4%
U.S. Equity Funds	26.5
International Equity Funds	9.7
Other Investment Company	9.0
Repurchase Agreements	0.4
Net Other Assets (Liabilities)	(9.0)

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	17.8%
Schwab U.S. Aggregate Bond ETF	17.7
Vanguard Total Bond Market ETF	17.7
Vanguard Intermediate-Term Corporate Bond ETF	10.3
Vanguard S&P 500 ETF	8.3
SPDR S&P 500 ETF Trust	8.1
iShares Core S&P 500 ETF	8.0
iShares Core MSCI Emerging Markets ETF	3.2
iShares Core MSCI EAFE ETF	2.2
iShares MSCI EAFE ETF	2.1

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica Goldman Sachs Managed Risk - Conservative ETF VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Goldman Sachs Managed Risk - Conservative ETF VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica Goldman Sachs Managed Risk - Conservative ETF VP seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$30	0.60%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$435,896,791
Number of Portfolio Holdings	15
Portfolio Turnover Rate	7%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	63.4%
U.S. Equity Funds	26.5
International Equity Funds	9.7
Other Investment Company	9.0
Repurchase Agreements	0.4
Net Other Assets (Liabilities)	(9.0)

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	17.8%
Schwab U.S. Aggregate Bond ETF	17.7
Vanguard Total Bond Market ETF	17.7
Vanguard Intermediate-Term Corporate Bond ETF	10.3
Vanguard S&P 500 ETF	8.3
SPDR S&P 500 ETF Trust	8.1
iShares Core S&P 500 ETF	8.0
iShares Core MSCI Emerging Markets ETF	3.2
iShares Core MSCI EAFE ETF	2.2
iShares MSCI EAFE ETF	2.1

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica Goldman Sachs Managed Risk - Conservative ETF VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica Goldman Sachs Managed Risk - Growth ETF VP seeks capital appreciation as a primary objective and income as a secondary objective. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$17	0.33%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$1,925,972,142
Number of Portfolio Holdings	14
Portfolio Turnover Rate	8%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	54.5%
International Equity Funds	24.0
U.S. Fixed Income Funds	21.1
Other Investment Company	5.4
Repurchase Agreements	0.4
Net Other Assets (Liabilities)	(5.4)

Top Holdings (Percentage of Net Assets)

Vanguard S&P 500 ETF	19.5%
iShares Core S&P 500 ETF	18.0
SPDR S&P 500 ETF Trust	10.8
Vanguard Total Bond Market ETF	7.6
iShares Core U.S. Aggregate Bond ETF	7.5
iShares Core MSCI Emerging Markets ETF	7.0
Vanguard Intermediate-Term Corporate Bond ETF	6.0
iShares MSCI EAFE ETF	5.5
iShares Core MSCI EAFE ETF	5.4
Vanguard FTSE Developed Markets ETF	5.4

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica Goldman Sachs Managed Risk - Growth ETF VP seeks capital appreciation as a primary objective and income as a secondary objective. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$30	0.58%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$1,925,972,142
Number of Portfolio Holdings	14
Portfolio Turnover Rate	8%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	54.5%
International Equity Funds	24.0
U.S. Fixed Income Funds	21.1
Other Investment Company	5.4
Repurchase Agreements	0.4
Net Other Assets (Liabilities)	(5.4)

Top Holdings (Percentage of Net Assets)

Vanguard S&P 500 ETF	19.5%
iShares Core S&P 500 ETF	18.0
SPDR S&P 500 ETF Trust	10.8
Vanguard Total Bond Market ETF	7.6
iShares Core U.S. Aggregate Bond ETF	7.5
iShares Core MSCI Emerging Markets ETF	7.0
Vanguard Intermediate-Term Corporate Bond ETF	6.0
iShares MSCI EAFE ETF	5.5
iShares Core MSCI EAFE ETF	5.4
Vanguard FTSE Developed Markets ETF	5.4

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Great Lakes Advisors Large Cap Value VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica Great Lakes Advisors Large Cap Value VP seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.94%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$65,079,080
Number of Portfolio Holdings	45
Portfolio Turnover Rate	11%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	97.1%
Repurchase Agreements	2.6
Net Other Assets (Liabilities)	0.3

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.4%
Exxon Mobil Corp.	4.3
Wells Fargo & Co.	3.4
Hartford Financial Services Group, Inc.	2.9
UnitedHealth Group, Inc.	2.8
Boston Scientific Corp.	2.8
AbbVie, Inc.	2.7
BlackRock, Inc.	2.7
ConocoPhillips	2.5
Parker-Hannifin Corp.	2.5

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica Great Lakes Advisors Large Cap Value VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica International Focus VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica International Focus VP seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$43	0.84%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$369,705,178
Number of Portfolio Holdings	47
Portfolio Turnover Rate	37%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	97.5%
Repurchase Agreements	1.5
Net Other Assets (Liabilities)	1.0

Transamerica International Focus VP

Initial Class

Top Country Allocation (Percentage of Net Assets)

Japan	21.2%
United Kingdom	13.6
France	11.5
Ireland	7.0
Netherlands	6.5
Australia	5.9
Denmark	4.3
Germany	3.2
China	2.5
Sweden	2.5

Top Holdings (Percentage of Net Assets)

Novo Nordisk AS, Class B	4.2%
ASML Holding NV	4.0
ITOCHU Corp.	2.8
Shell PLC	2.8
Tokyo Electron Ltd.	2.7
LVMH Moet Hennessy Louis Vuitton SE	2.7
Sanofi SA	2.6
TotalEnergies SE	2.6
Wolters Kluwer NV	2.5
Atlas Copco AB, Class A	2.5

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Transamerica International Focus VP

Initial Class

Semi-Annual Shareholder Report

June 30, 2024

Transamerica International Focus VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica International Focus VP seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.09%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$369,705,178
Number of Portfolio Holdings	47
Portfolio Turnover Rate	37%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	97.5%
Repurchase Agreements	1.5
Net Other Assets (Liabilities)	1.0

Transamerica International Focus VP

Service Class

Top Country Allocation (Percentage of Net Assets)

Japan	21.2%
United Kingdom	13.6
France	11.5
Ireland	7.0
Netherlands	6.5
Australia	5.9
Denmark	4.3
Germany	3.2
China	2.5
Sweden	2.5

Top Holdings (Percentage of Net Assets)

Novo Nordisk AS, Class B	4.2%
ASML Holding NV	4.0
ITOCHU Corp.	2.8
Shell PLC	2.8
Tokyo Electron Ltd.	2.7
LVMH Moet Hennessy Louis Vuitton SE	2.7
Sanofi SA	2.6
TotalEnergies SE	2.6
Wolters Kluwer NV	2.5
Atlas Copco AB, Class A	2.5

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Transamerica International Focus VP

Service Class

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Janus Balanced VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica Janus Balanced VP seeks long-term capital growth, consistent with preservation of capital and balanced by current income. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$38	0.73%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$958,993,817
Number of Portfolio Holdings	736
Portfolio Turnover Rate	31%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	60.1%
Corporate Debt Securities	13.4
U.S. Government Agency Obligations	10.8
Mortgage-Backed Securities	5.5
U.S. Government Obligations	5.3
Asset-Backed Securities	4.3
Other Investment Company	2.6
Repurchase Agreements	2.0
Net Other Assets (Liabilities)	(4.0)

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	5.9%
NVIDIA Corp.	5.1
Apple, Inc.	3.2
Alphabet, Inc., Class C	3.0
Amazon.com, Inc.	2.4
U.S. Treasury Bonds, 4.63%, 05/15/2044	2.3
Meta Platforms, Inc., Class A	2.1
Mastercard, Inc., Class A	2.0
U.S. Treasury Bonds, 4.25%, 02/15/2054	2.0
UnitedHealth Group, Inc.	1.6

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica Janus Balanced VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Janus Balanced VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica Janus Balanced VP seeks long-term capital growth, consistent with preservation of capital and balanced by current income. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.98%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$958,993,817
Number of Portfolio Holdings	736
Portfolio Turnover Rate	31%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	60.1%
Corporate Debt Securities	13.4
U.S. Government Agency Obligations	10.8
Mortgage-Backed Securities	5.5
U.S. Government Obligations	5.3
Asset-Backed Securities	4.3
Other Investment Company	2.6
Repurchase Agreements	2.0
Net Other Assets (Liabilities)	(4.0)

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	5.9%
NVIDIA Corp.	5.1
Apple, Inc.	3.2
Alphabet, Inc., Class C	3.0
Amazon.com, Inc.	2.4
U.S. Treasury Bonds, 4.63%, 05/15/2044	2.3
Meta Platforms, Inc., Class A	2.1
Mastercard, Inc., Class A	2.0
U.S. Treasury Bonds, 4.25%, 02/15/2054	2.0
UnitedHealth Group, Inc.	1.6

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica Janus Balanced VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Janus Mid-Cap Growth VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica Janus Mid-Cap Growth VP seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$43	0.85%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$880,810,030
Number of Portfolio Holdings	79
Portfolio Turnover Rate	6%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	99.0%
Other Investment Company	2.6
Repurchase Agreements	1.3
Warrants	0.0Footnote Reference*
Net Other Assets (Liabilities)	(2.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Top Holdings (Percentage of Net Assets)

Constellation Software, Inc.	5.1%
GoDaddy, Inc., Class A	4.0
Boston Scientific Corp.	3.9
Intact Financial Corp.	2.8
Teleflex, Inc.	2.7
SS&C Technologies Holdings, Inc.	2.6
NXP Semiconductors NV	2.6
WEX, Inc.	2.5
W.R. Berkley Corp.	2.2
Revvity, Inc.	2.2

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica Janus Mid-Cap Growth VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Janus Mid-Cap Growth VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica Janus Mid-Cap Growth VP seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.10%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$880,810,030
Number of Portfolio Holdings	79
Portfolio Turnover Rate	6%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	99.0%
Other Investment Company	2.6
Repurchase Agreements	1.3
Warrants	0.0Footnote Reference*
Net Other Assets (Liabilities)	(2.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Top Holdings (Percentage of Net Assets)

Constellation Software, Inc.	5.1%
GoDaddy, Inc., Class A	4.0
Boston Scientific Corp.	3.9
Intact Financial Corp.	2.8
Teleflex, Inc.	2.7
SS&C Technologies Holdings, Inc.	2.6
NXP Semiconductors NV	2.6
WEX, Inc.	2.5
W.R. Berkley Corp.	2.2
Revvity, Inc.	2.2

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica Janus Mid-Cap Growth VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica JPMorgan Asset Allocation - Conservative VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica JPMorgan Asset Allocation - Conservative VP seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$8	0.16%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$812,257,680
Number of Portfolio Holdings	21
Portfolio Turnover Rate	7%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	41.6%
U.S. Equity Funds	25.4
International Mixed Allocation Funds	23.1
International Equity Funds	6.7
U.S. Government Obligations	1.4
International Alternative Fund	1.1
Repurchase Agreements	0.7
Net Other Assets (Liabilities)	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	27.2%
Transamerica Aegon Bond VP, Initial Class	23.1
Transamerica WMC US Growth VP, Initial Class	14.5
Transamerica High Yield Bond, Class I2	8.1
Transamerica Large Cap Value, Class I2	6.2
Transamerica Long Credit, Class I2	5.3
Transamerica JPMorgan Enhanced Index VP, Initial Class	4.3
Transamerica International Focus, Class I2	2.1
Transamerica International Small Cap Value, Class I2	1.8
Transamerica Emerging Markets Opportunities, Class I2	1.4

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica JPMorgan Asset Allocation - Conservative VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica JPMorgan Asset Allocation - Conservative VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica JPMorgan Asset Allocation - Conservative VP seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$21	0.41%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$812,257,680
Number of Portfolio Holdings	21
Portfolio Turnover Rate	7%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	41.6%
U.S. Equity Funds	25.4
International Mixed Allocation Funds	23.1
International Equity Funds	6.7
U.S. Government Obligations	1.4
International Alternative Fund	1.1
Repurchase Agreements	0.7
Net Other Assets (Liabilities)	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	27.2%
Transamerica Aegon Bond VP, Initial Class	23.1
Transamerica WMC US Growth VP, Initial Class	14.5
Transamerica High Yield Bond, Class I2	8.1
Transamerica Large Cap Value, Class I2	6.2
Transamerica Long Credit, Class I2	5.3
Transamerica JPMorgan Enhanced Index VP, Initial Class	4.3
Transamerica International Focus, Class I2	2.1
Transamerica International Small Cap Value, Class I2	1.8
Transamerica Emerging Markets Opportunities, Class I2	1.4

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica JPMorgan Asset Allocation - Conservative VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica JPMorgan Asset Allocation - Growth VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica JPMorgan Asset Allocation - Growth VP seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$8	0.16%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$1,048,365,633
Number of Portfolio Holdings	17
Portfolio Turnover Rate	12%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	73.6%
International Equity Funds	15.1
U.S. Fixed Income Funds	9.3
U.S. Government Obligations	1.0
Repurchase Agreements	0.8
Net Other Assets (Liabilities)	0.2

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	39.6%
Transamerica WMC US Growth VP, Initial Class	18.9
Transamerica Large Cap Value, Class I2	11.4
Transamerica Aegon High Yield Bond VP, Initial Class	6.6
Transamerica International Focus, Class I2	4.8
Transamerica International Equity, Class I2	3.9
Transamerica International Small Cap Value, Class I2	3.4
Transamerica Emerging Markets Opportunities, Class I2	2.7
Transamerica Floating Rate, Class I2	2.7
Transamerica Mid Cap Growth, Class I2	1.2

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica JPMorgan Asset Allocation - Growth VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica JPMorgan Asset Allocation - Growth VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica JPMorgan Asset Allocation - Growth VP seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$22	0.41%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$1,048,365,633
Number of Portfolio Holdings	17
Portfolio Turnover Rate	12%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	73.6%
International Equity Funds	15.1
U.S. Fixed Income Funds	9.3
U.S. Government Obligations	1.0
Repurchase Agreements	0.8
Net Other Assets (Liabilities)	0.2

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	39.6%
Transamerica WMC US Growth VP, Initial Class	18.9
Transamerica Large Cap Value, Class I2	11.4
Transamerica Aegon High Yield Bond VP, Initial Class	6.6
Transamerica International Focus, Class I2	4.8
Transamerica International Equity, Class I2	3.9
Transamerica International Small Cap Value, Class I2	3.4
Transamerica Emerging Markets Opportunities, Class I2	2.7
Transamerica Floating Rate, Class I2	2.7
Transamerica Mid Cap Growth, Class I2	1.2

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica JPMorgan Asset Allocation - Growth VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica JPMorgan Asset Allocation - Moderate Growth VP seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$8	0.15%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$3,440,778,843
Number of Portfolio Holdings	22
Portfolio Turnover Rate	10%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	52.7%
U.S. Fixed Income Funds	16.1
International Mixed Allocation Funds	14.7
International Equity Funds	13.8
U.S. Government Obligations	1.3
International Alternative Funds	1.0
Repurchase Agreements	0.3
Net Other Assets (Liabilities)	0.1

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	30.5%
Transamerica Aegon Bond VP, Initial Class	14.7
Transamerica WMC US Growth VP, Initial Class	13.4
Transamerica High Yield Bond, Class I2	8.9
Transamerica Large Cap Value, Class I2	6.4
Transamerica Long Credit, Class I2	5.0
Transamerica International Focus, Class I2	3.8
Transamerica International Equity, Class I2	3.4
Transamerica International Small Cap Value, Class I2	3.2
Transamerica Emerging Markets Opportunities, Class I2	3.1

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica JPMorgan Asset Allocation - Moderate Growth VP seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$21	0.40%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$3,440,778,843
Number of Portfolio Holdings	22
Portfolio Turnover Rate	10%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	52.7%
U.S. Fixed Income Funds	16.1
International Mixed Allocation Funds	14.7
International Equity Funds	13.8
U.S. Government Obligations	1.3
International Alternative Funds	1.0
Repurchase Agreements	0.3
Net Other Assets (Liabilities)	0.1

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	30.5%
Transamerica Aegon Bond VP, Initial Class	14.7
Transamerica WMC US Growth VP, Initial Class	13.4
Transamerica High Yield Bond, Class I2	8.9
Transamerica Large Cap Value, Class I2	6.4
Transamerica Long Credit, Class I2	5.0
Transamerica International Focus, Class I2	3.8
Transamerica International Equity, Class I2	3.4
Transamerica International Small Cap Value, Class I2	3.2
Transamerica Emerging Markets Opportunities, Class I2	3.1

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica JPMorgan Asset Allocation - Moderate VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica JPMorgan Asset Allocation - Moderate VP seeks capital appreciation and current income. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$8	0.15%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$5,048,098,916
Number of Portfolio Holdings	22
Portfolio Turnover Rate	9%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	38.3%
U.S. Fixed Income Funds	30.5
International Mixed Allocation Funds	18.4
International Equity Funds	10.1
U.S. Government Obligations	1.2
International Alternative Funds	1.1
Repurchase Agreements	0.4
Net Other Assets (Liabilities)	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Top Holdings (Percentage of Net Assets)

Transamerica Aegon Bond VP, Initial Class	18.4%
Transamerica JPMorgan Enhanced Index VP, Initial Class	17.7
Transamerica Core Bond, Class I2	15.8
Transamerica WMC US Growth VP, Initial Class	13.8
Transamerica High Yield Bond, Class I2	8.6
Transamerica Large Cap Value, Class I2	5.8
Transamerica Long Credit, Class I2	5.1
Transamerica International Focus, Class I2	2.8
Transamerica Emerging Markets Opportunities, Class I2	2.6
Transamerica International Small Cap Value, Class I2	2.4

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica JPMorgan Asset Allocation - Moderate VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica JPMorgan Asset Allocation - Moderate VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica JPMorgan Asset Allocation - Moderate VP seeks capital appreciation and current income. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$20	0.40%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$5,048,098,916
Number of Portfolio Holdings	22
Portfolio Turnover Rate	9%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	38.3%
U.S. Fixed Income Funds	30.5
International Mixed Allocation Funds	18.4
International Equity Funds	10.1
U.S. Government Obligations	1.2
International Alternative Funds	1.1
Repurchase Agreements	0.4
Net Other Assets (Liabilities)	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Top Holdings (Percentage of Net Assets)

Transamerica Aegon Bond VP, Initial Class	18.4%
Transamerica JPMorgan Enhanced Index VP, Initial Class	17.7
Transamerica Core Bond, Class I2	15.8
Transamerica WMC US Growth VP, Initial Class	13.8
Transamerica High Yield Bond, Class I2	8.6
Transamerica Large Cap Value, Class I2	5.8
Transamerica Long Credit, Class I2	5.1
Transamerica International Focus, Class I2	2.8
Transamerica Emerging Markets Opportunities, Class I2	2.6
Transamerica International Small Cap Value, Class I2	2.4

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica JPMorgan Asset Allocation - Moderate VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica JPMorgan Enhanced Index VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica JPMorgan Enhanced Index VP seeks to earn a total return modestly in excess of the total return performance of the S&P 500® (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500®. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$33	0.61%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$3,265,047,473
Number of Portfolio Holdings	162
Portfolio Turnover Rate	20%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	97.2%
Repurchase Agreement	2.0
Net Other Assets (Liabilities)	0.8

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	7.8%
NVIDIA Corp.	6.9
Apple, Inc.	6.7
Amazon.com, Inc.	4.3
Meta Platforms, Inc., Class A	2.7
Alphabet, Inc., Class A	2.3
Alphabet, Inc., Class C	1.7
Exxon Mobil Corp.	1.7
UnitedHealth Group, Inc.	1.5
Mastercard, Inc., Class A	1.5

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica JPMorgan Enhanced Index VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica JPMorgan Enhanced Index VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica JPMorgan Enhanced Index VP seeks to earn a total return modestly in excess of the total return performance of the S&P 500® (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500®. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.86%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$3,265,047,473
Number of Portfolio Holdings	162
Portfolio Turnover Rate	20%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	97.2%
Repurchase Agreement	2.0
Net Other Assets (Liabilities)	0.8

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	7.8%
NVIDIA Corp.	6.9
Apple, Inc.	6.7
Amazon.com, Inc.	4.3
Meta Platforms, Inc., Class A	2.7
Alphabet, Inc., Class A	2.3
Alphabet, Inc., Class C	1.7
Exxon Mobil Corp.	1.7
UnitedHealth Group, Inc.	1.5
Mastercard, Inc., Class A	1.5

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica JPMorgan Enhanced Index VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica JPMorgan International Moderate Growth VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica JPMorgan International Moderate Growth VP seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$9	0.17%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$387,641,343
Number of Portfolio Holdings	15
Portfolio Turnover Rate	14%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

International Equity Funds	53.6%
U.S. Fixed Income Funds	16.9
International Mixed Allocation Funds	14.1
U.S. Equity Funds	11.5
U.S. Government Obligations	2.1
International Alternative Funds	1.1
Repurchase Agreements	0.7
Net Other Assets (Liabilities)	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Top Holdings (Percentage of Net Assets)

Transamerica International Focus, Class I2	20.8%
Transamerica International Equity, Class I2	18.4
Transamerica International Small Cap Value, Class I2	14.2
Transamerica Aegon Bond VP, Initial Class	14.1
Transamerica WMC US Growth VP, Initial Class	11.5
Transamerica High Yield Bond, Class I2	9.3
Transamerica Long Credit, Class I2	5.2
U.S. Treasury Notes, 4.13%, 01/31/2025	2.1
Transamerica Core Bond, Class I2	1.3
Transamerica Unconstrained Bond, Class I2	1.1

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica JPMorgan International Moderate Growth VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica JPMorgan International Moderate Growth VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica JPMorgan International Moderate Growth VP seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$21	0.42%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$387,641,343
Number of Portfolio Holdings	15
Portfolio Turnover Rate	14%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

International Equity Funds	53.6%
U.S. Fixed Income Funds	16.9
International Mixed Allocation Funds	14.1
U.S. Equity Funds	11.5
U.S. Government Obligations	2.1
International Alternative Funds	1.1
Repurchase Agreements	0.7
Net Other Assets (Liabilities)	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Top Holdings (Percentage of Net Assets)

Transamerica International Focus, Class I2	20.8%
Transamerica International Equity, Class I2	18.4
Transamerica International Small Cap Value, Class I2	14.2
Transamerica Aegon Bond VP, Initial Class	14.1
Transamerica WMC US Growth VP, Initial Class	11.5
Transamerica High Yield Bond, Class I2	9.3
Transamerica Long Credit, Class I2	5.2
U.S. Treasury Notes, 4.13%, 01/31/2025	2.1
Transamerica Core Bond, Class I2	1.3
Transamerica Unconstrained Bond, Class I2	1.1

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica JPMorgan International Moderate Growth VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica JPMorgan Tactical Allocation VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica JPMorgan Tactical Allocation VP seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$39	0.78%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$981,962,448
Number of Portfolio Holdings	1,220
Portfolio Turnover Rate	38%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	30.2%
U.S. Government Agency Obligations	21.8
Corporate Debt Securities	21.2
U.S. Government Obligations	18.8
Investment Companies	4.7
Repurchase Agreements	2.0
Mortgage-Backed Securities	0.5
Asset-Backed Securities	0.3
Net Other Assets (Liabilities)	0.5

Transamerica JPMorgan Tactical Allocation VP

Initial Class

Top Country Allocation (Percentage of Net Assets)

United States of America	83.0%
United Kingdom	2.8
France	2.2
Japan	1.6
Switzerland	0.9
Germany	0.8
Netherlands	0.8
Canada	0.5
Taiwan	0.5
Denmark	0.5

Top Holdings (Percentage of Net Assets)

JPMorgan High Yield Fund, Class R6	4.7%
U.S. Treasury Notes, 1.13%, 10/31/2026	3.7
U.S. Treasury Notes, 1.38%, 10/31/2028	3.1
U.S. Treasury Notes, 2.63%, 05/31/2027	2.6
Microsoft Corp.	1.6
U.S. Treasury Notes, 4.63%, 04/30/2029	1.3
NVIDIA Corp.	1.3
U.S. Treasury Notes, 4.88%, 04/30/2026	1.2
Amazon.com, Inc.	1.1
U.S. Treasury Bonds, 4.50%, 02/15/2044	1.1

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Transamerica JPMorgan Tactical Allocation VP

Initial Class

Semi-Annual Shareholder Report

June 30, 2024

Transamerica JPMorgan Tactical Allocation VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica JPMorgan Tactical Allocation VP seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	1.03%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$981,962,448
Number of Portfolio Holdings	1,220
Portfolio Turnover Rate	38%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	30.2%
U.S. Government Agency Obligations	21.8
Corporate Debt Securities	21.2
U.S. Government Obligations	18.8
Investment Companies	4.7
Repurchase Agreements	2.0
Mortgage-Backed Securities	0.5
Asset-Backed Securities	0.3
Net Other Assets (Liabilities)	0.5

Transamerica JPMorgan Tactical Allocation VP

Service Class

Top Country Allocation (Percentage of Net Assets)

United States of America	83.0%
United Kingdom	2.8
France	2.2
Japan	1.6
Switzerland	0.9
Germany	0.8
Netherlands	0.8
Canada	0.5
Taiwan	0.5
Denmark	0.5

Top Holdings (Percentage of Net Assets)

JPMorgan High Yield Fund, Class R6	4.7%
U.S. Treasury Notes, 1.13%, 10/31/2026	3.7
U.S. Treasury Notes, 1.38%, 10/31/2028	3.1
U.S. Treasury Notes, 2.63%, 05/31/2027	2.6
Microsoft Corp.	1.6
U.S. Treasury Notes, 4.63%, 04/30/2029	1.3
NVIDIA Corp.	1.3
U.S. Treasury Notes, 4.88%, 04/30/2026	1.2
Amazon.com, Inc.	1.1
U.S. Treasury Bonds, 4.50%, 02/15/2044	1.1

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Transamerica JPMorgan Tactical Allocation VP

Service Class

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Madison Diversified Income VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica Madison Diversified Income VP seeks high total return through the combination of income and capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.08%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$119,549,974
Number of Portfolio Holdings	331
Portfolio Turnover Rate	12%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	39.0%
U.S. Government Agency Obligations	23.2
Corporate Debt Securities	18.2
U.S. Government Obligations	12.7
Mortgage-Backed Securities	3.0
Asset-Backed Securities	2.7
Repurchase Agreements	0.7
Other Investment Company	0.2
Net Other Assets (Liabilities)	0.3

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 2.63%, 02/15/2029	1.9%
U.S. Treasury Notes, 2.88%, 05/15/2028	1.8
NextEra Energy, Inc.	1.6
Morgan Stanley	1.5
Automatic Data Processing, Inc.	1.5
Honeywell International, Inc.	1.5
Texas Instruments, Inc.	1.5
Fastenal Co.	1.5
Home Depot, Inc.	1.4
Medtronic PLC	1.4

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica Madison Diversified Income VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Market Participation Strategy VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica Market Participation Strategy VP seeks capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.98%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$322,830,244
Number of Portfolio Holdings	12
Portfolio Turnover Rate	10%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Short-Term U.S. Government Obligations	24.5%
U.S. Government Obligations	22.9
U.S. Government Agency Obligations	19.8
Other Investment Company	9.5
Foreign Government Obligations	9.1
Repurchase Agreements	4.1
Net Other Assets (Liabilities)	10.1

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 1.63%, 10/31/2026	17.9%
U.S. Treasury Bills, 5.38%, 10/15/2024	13.7
U.S. Treasury Bills, 5.31%, 08/01/2024	10.8
Federal Home Loan Banks, 3.25%, 11/16/2028	8.6
Federal National Mortgage Association, 0.63%, 04/22/2025	7.5
U.S. Treasury Bonds, Principal Only STRIPS Zero Coupon, 02/15/2027	5.0
International Bank for Reconstruction & Development, 0.88%, 07/15/2026	4.9
Federal National Mortgage Association, 6.25%, 05/15/2029	2.2
Inter-American Development Bank, 4.00%, 01/12/2028	2.1
European Investment Bank, 3.88%, 03/15/2028	2.1

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica Market Participation Strategy VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Morgan Stanley Capital Growth VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica Morgan Stanley Capital Growth VP seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$38	0.76%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$129,608,299
Number of Portfolio Holdings	30
Portfolio Turnover Rate	19%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	93.6%
Repurchase Agreements	6.6
Other Investment Company	3.7
Net Other Assets (Liabilities)	(3.9)

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	8.0%
Trade Desk, Inc., Class A	7.9
DoorDash, Inc., Class A	6.9
Shopify, Inc., Class A	5.9
Tesla, Inc.	5.6
ROBLOX Corp., Class A	4.9
Snowflake, Inc., Class A	4.8
Airbnb, Inc., Class A	4.7
Affirm Holdings, Inc.	4.7
Royalty Pharma PLC, Class A	4.6

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica Morgan Stanley Capital Growth VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP seeks to provide capital appreciation and income while seeking to managed volatility. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.47%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$212,851,259
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

International Mixed Allocation Funds	97.7%
Repurchase Agreements	2.4
Net Other Assets (Liabilities)	(0.1)

Top Holdings (Percentage of Net Assets)

Transamerica Morgan Stanley Global Allocation VP, Initial Class	97.7%

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Morgan Stanley Global Allocation VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica Morgan Stanley Global Allocation VP seeks high total return. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$41	0.81%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$998,461,565
Number of Portfolio Holdings	1,499
Portfolio Turnover Rate	31%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	27.9%
Foreign Government Obligations	25.7
Repurchase Agreements	18.5
Corporate Debt Securities	11.0
U.S. Government Obligations	7.4
U.S. Government Agency Obligations	4.8
Mortgage-Backed Securities	2.4
Short-Term U.S. Government Obligations	1.4
Net Other Assets (Liabilities)	0.9

Transamerica Morgan Stanley Global Allocation VP

Initial Class

Top Country Allocation (Percentage of Net Assets)

United States of America	35.5%
China	6.8
France	4.2
United Kingdom	4.0
Canada	3.7
Germany	3.7
Republic Of South Africa	3.0
Japan	2.3
Spain	2.1
Australia	2.0

Top Holdings (Percentage of Net Assets)

China Government Bonds, 2.76%, 05/15/2032	2.3%
Republic of South Africa Government Bonds, 8.88%, 02/28/2035	2.2
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2029	1.2
French Republic Government Bonds OAT, 0.00%, 11/25/2029	1.2
China Government Bonds, 3.27%, 11/19/2030	1.2
U.S. Treasury Inflation-Indexed Notes, 1.75%, 01/15/2034	1.1
U.S. Treasury Notes, 0.38%, 12/31/2025	1.0
Bundesrepublik Deutschland Bundesanleihe, 08/15/2031	1.0
NVIDIA Corp.	1.0
Federal National Mortgage Association, 3.00%, 01/01/2053	1.0

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Transamerica Morgan Stanley Global Allocation VP

Initial Class

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Morgan Stanley Global Allocation VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica Morgan Stanley Global Allocation VP seeks high total return. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.04%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$998,461,565
Number of Portfolio Holdings	1,499
Portfolio Turnover Rate	31%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	27.9%
Foreign Government Obligations	25.7
Repurchase Agreements	18.5
Corporate Debt Securities	11.0
U.S. Government Obligations	7.4
U.S. Government Agency Obligations	4.8
Mortgage-Backed Securities	2.4
Short-Term U.S. Government Obligations	1.4
Net Other Assets (Liabilities)	0.9

Transamerica Morgan Stanley Global Allocation VP

Service Class

Top Country Allocation (Percentage of Net Assets)

United States of America	35.5%
China	6.8
France	4.2
United Kingdom	4.0
Canada	3.7
Germany	3.7
Republic Of South Africa	3.0
Japan	2.3
Spain	2.1
Australia	2.0

Top Holdings (Percentage of Net Assets)

China Government Bonds, 2.76%, 05/15/2032	2.3%
Republic of South Africa Government Bonds, 8.88%, 02/28/2035	2.2
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2029	1.2
French Republic Government Bonds OAT, 0.00%, 11/25/2029	1.2
China Government Bonds, 3.27%, 11/19/2030	1.2
U.S. Treasury Inflation-Indexed Notes, 1.75%, 01/15/2034	1.1
U.S. Treasury Notes, 0.38%, 12/31/2025	1.0
Bundesrepublik Deutschland Bundesanleihe, 08/15/2031	1.0
NVIDIA Corp.	1.0
Federal National Mortgage Association, 3.00%, 01/01/2053	1.0

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Transamerica Morgan Stanley Global Allocation VP

Service Class

Semi-Annual Shareholder Report

June 30, 2024

Transamerica MSCI EAFE Index VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica MSCI EAFE Index VP seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$9	0.18%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$88,640,231
Number of Portfolio Holdings	746
Portfolio Turnover Rate	1%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	97.6%
Repurchase Agreements	1.2
Preferred Stocks	0.4
Rights	0.0Footnote Reference*
Net Other Assets (Liabilities)	0.8
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica MSCI EAFE Index VP

Initial Class

Top Country Allocation (Percentage of Net Assets)

Japan	22.3%
United Kingdom	13.6
France	10.7
Switzerland	10.3
Germany	8.4
Australia	7.2
Netherlands	5.5
Denmark	3.9
Sweden	3.2
Spain	2.5

Top Holdings (Percentage of Net Assets)

Novo Nordisk AS, Class B	2.8%
ASML Holding NV	2.5
Nestle SA	1.6
AstraZeneca PLC	1.4
Shell PLC	1.4
Toyota Motor Corp.	1.3
SAP SE	1.3
Novartis AG	1.3
LVMH Moet Hennessy Louis Vuitton SE	1.3
Roche Holding AG	1.2

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Transamerica MSCI EAFE Index VP

Initial Class

Semi-Annual Shareholder Report

June 30, 2024

Transamerica MSCI EAFE Index VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica MSCI EAFE Index VP seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$22	0.43%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$88,640,231
Number of Portfolio Holdings	746
Portfolio Turnover Rate	1%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	97.6%
Repurchase Agreements	1.2
Preferred Stocks	0.4
Rights	0.0Footnote Reference*
Net Other Assets (Liabilities)	0.8
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica MSCI EAFE Index VP

Service Class

Top Country Allocation (Percentage of Net Assets)

Japan	22.3%
United Kingdom	13.6
France	10.7
Switzerland	10.3
Germany	8.4
Australia	7.2
Netherlands	5.5
Denmark	3.9
Sweden	3.2
Spain	2.5

Top Holdings (Percentage of Net Assets)

Novo Nordisk AS, Class B	2.8%
ASML Holding NV	2.5
Nestle SA	1.6
AstraZeneca PLC	1.4
Shell PLC	1.4
Toyota Motor Corp.	1.3
SAP SE	1.3
Novartis AG	1.3
LVMH Moet Hennessy Louis Vuitton SE	1.3
Roche Holding AG	1.2

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Transamerica MSCI EAFE Index VP

Service Class

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Multi-Managed Balanced VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica Multi-Managed Balanced VP seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$33	0.63%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$1,519,859,731
Number of Portfolio Holdings	642
Portfolio Turnover Rate	23%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	60.6%
Corporate Debt Securities	13.9
U.S. Government Agency Obligations	10.6
U.S. Government Obligations	9.0
Commercial Paper	7.6
Mortgage-Backed Securities	2.5
Asset-Backed Securities	2.2
Repurchase Agreements	1.2
Net Other Assets (Liabilities)	(7.6)

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	4.8%
NVIDIA Corp.	4.3
Apple, Inc.	4.2
Amazon.com, Inc.	2.7
Meta Platforms, Inc., Class A	1.7
Uniform Mortgage-Backed Security, TBA, 2.50%, 07/01/2054	1.5
Alphabet, Inc., Class A	1.4
Uniform Mortgage-Backed Security, TBA, 3.00%, 07/01/2054	1.4
Uniform Mortgage-Backed Security, TBA, 3.50%, 07/01/2054	1.1
Alphabet, Inc., Class C	1.1

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica Multi-Managed Balanced VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Multi-Managed Balanced VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica Multi-Managed Balanced VP seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.88%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$1,519,859,731
Number of Portfolio Holdings	642
Portfolio Turnover Rate	23%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	60.6%
Corporate Debt Securities	13.9
U.S. Government Agency Obligations	10.6
U.S. Government Obligations	9.0
Commercial Paper	7.6
Mortgage-Backed Securities	2.5
Asset-Backed Securities	2.2
Repurchase Agreements	1.2
Net Other Assets (Liabilities)	(7.6)

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	4.8%
NVIDIA Corp.	4.3
Apple, Inc.	4.2
Amazon.com, Inc.	2.7
Meta Platforms, Inc., Class A	1.7
Uniform Mortgage-Backed Security, TBA, 2.50%, 07/01/2054	1.5
Alphabet, Inc., Class A	1.4
Uniform Mortgage-Backed Security, TBA, 3.00%, 07/01/2054	1.4
Uniform Mortgage-Backed Security, TBA, 3.50%, 07/01/2054	1.1
Alphabet, Inc., Class C	1.1

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica Multi-Managed Balanced VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica PineBridge Inflation Opportunities VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica PineBridge Inflation Opportunities VP seeks maximum real return, consistent with appreciation of capital. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$26	0.53%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$111,158,926
Number of Portfolio Holdings	88
Portfolio Turnover Rate	14%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	51.1%
Foreign Government Obligations	27.8
Corporate Debt Securities	19.4
Short-Term Investment Companies	0.6
Asset-Backed Securities	0.6
Other Investment Company	0.1
Net Other Assets (Liabilities)	0.4

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Indexed Notes, 1.38%, 07/15/2033	4.6%
Bank of America Corp., Fixed until 12/20/2027, CPI-YoY + 1.10%, 4.37%, 11/19/2024	4.4
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	3.9
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	3.5
Australia Government Bonds, 2.50%, 09/20/2030	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	3.2
U.K. Inflation-Linked Gilts, 0.13%, 03/22/2029	3.2
French Republic Government Bonds OAT, 0.70%, 07/25/2030	3.0
U.S. Treasury Inflation-Protected Indexed Bonds, 2.38%, 01/15/2027	2.9
New Zealand Government Inflation-Linked Bonds, 2.00%, 09/20/2025	2.9

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica PineBridge Inflation Opportunities VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica PineBridge Inflation Opportunities VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica PineBridge Inflation Opportunities VP seeks maximum real return, consistent with appreciation of capital. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.78%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$111,158,926
Number of Portfolio Holdings	88
Portfolio Turnover Rate	14%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	51.1%
Foreign Government Obligations	27.8
Corporate Debt Securities	19.4
Short-Term Investment Companies	0.6
Asset-Backed Securities	0.6
Other Investment Company	0.1
Net Other Assets (Liabilities)	0.4

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Indexed Notes, 1.38%, 07/15/2033	4.6%
Bank of America Corp., Fixed until 12/20/2027, CPI-YoY + 1.10%, 4.37%, 11/19/2024	4.4
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	3.9
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	3.5
Australia Government Bonds, 2.50%, 09/20/2030	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	3.2
U.K. Inflation-Linked Gilts, 0.13%, 03/22/2029	3.2
French Republic Government Bonds OAT, 0.70%, 07/25/2030	3.0
U.S. Treasury Inflation-Protected Indexed Bonds, 2.38%, 01/15/2027	2.9
New Zealand Government Inflation-Linked Bonds, 2.00%, 09/20/2025	2.9

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica PineBridge Inflation Opportunities VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica ProFund UltraBear VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica ProFund UltraBear VP seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500® Index. The Portfolio does not seek to achieve its stated objective over a period of time greater than a single day.  This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$55	1.23%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$16,634,732
Number of Portfolio Holdings (Including Derivatives)	6
Portfolio Turnover Rate	0%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Short-Term Investment Companies	72.0%
Repurchase Agreements	18.0
Net Other Assets (Liabilities)	10.0

Top Holdings (Percentage of Net Assets)

Dreyfus Treasury & Agency Cash Management Institutional Shares, 5.19%, 12/31/2031	18.0%
BlackRock Liquidity Funds: T-Fund, Institutional Shares, 5.19%, 12/31/2049	18.0
UBS Select Treasury Preferred Fund, 5.25%, 12/31/2049	18.0
State Street Institutional U.S. Government Money Market Fund, 5.25%, 12/31/2030	18.0

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica ProFund UltraBear VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica S&P 500 Index VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica S&P 500 Index VP seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$6	0.12%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$921,535,000
Number of Portfolio Holdings	504
Portfolio Turnover Rate	1%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	99.4%
Repurchase Agreements	0.5
Net Other Assets (Liabilities)	0.1

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	7.2%
NVIDIA Corp.	6.6
Apple, Inc.	6.6
Amazon.com, Inc.	3.8
Meta Platforms, Inc., Class A	2.4
Alphabet, Inc., Class A	2.3
Alphabet, Inc., Class C	1.9
Berkshire Hathaway, Inc., Class B	1.6
Eli Lilly & Co.	1.6
Broadcom, Inc.	1.5

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica S&P 500 Index VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica S&P 500 Index VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica S&P 500 Index VP seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$21	0.39%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$921,535,000
Number of Portfolio Holdings	504
Portfolio Turnover Rate	1%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	99.4%
Repurchase Agreements	0.5
Net Other Assets (Liabilities)	0.1

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	7.2%
NVIDIA Corp.	6.6
Apple, Inc.	6.6
Amazon.com, Inc.	3.8
Meta Platforms, Inc., Class A	2.4
Alphabet, Inc., Class A	2.3
Alphabet, Inc., Class C	1.9
Berkshire Hathaway, Inc., Class B	1.6
Eli Lilly & Co.	1.6
Broadcom, Inc.	1.5

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica S&P 500 Index VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Small/Mid Cap Value VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica Small/Mid Cap Value VP seeks to maximize total return. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$41	0.82%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$523,076,101
Number of Portfolio Holdings	219
Portfolio Turnover Rate	26%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	96.7%
Repurchase Agreements	3.2
Other Investment Company	0.4
Net Other Assets (Liabilities)	(0.3)

Top Holdings (Percentage of Net Assets)

First Citizens BancShares, Inc., Class A	2.2%
Dominion Energy, Inc.	1.9
NiSource, Inc.	1.6
Huntington Ingalls Industries, Inc.	1.5
OGE Energy Corp.	1.5
Evergy, Inc.	1.5
Bio-Rad Laboratories, Inc., Class A	1.4
Liberty Broadband Corp., Class C	1.3
Kinder Morgan, Inc.	1.2
Labcorp Holdings, Inc.	1.2

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica Small/Mid Cap Value VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Small/Mid Cap Value VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica Small/Mid Cap Value VP seeks to maximize total return. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.07%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$523,076,101
Number of Portfolio Holdings	219
Portfolio Turnover Rate	26%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	96.7%
Repurchase Agreements	3.2
Other Investment Company	0.4
Net Other Assets (Liabilities)	(0.3)

Top Holdings (Percentage of Net Assets)

First Citizens BancShares, Inc., Class A	2.2%
Dominion Energy, Inc.	1.9
NiSource, Inc.	1.6
Huntington Ingalls Industries, Inc.	1.5
OGE Energy Corp.	1.5
Evergy, Inc.	1.5
Bio-Rad Laboratories, Inc., Class A	1.4
Liberty Broadband Corp., Class C	1.3
Kinder Morgan, Inc.	1.2
Labcorp Holdings, Inc.	1.2

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica Small/Mid Cap Value VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica T. Rowe Price Small Cap VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica T. Rowe Price Small Cap VP seeks long-term growth of capital by investing primarily in common stocks of small growth companies. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$43	0.83%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$646,832,603
Number of Portfolio Holdings	315
Portfolio Turnover Rate	19%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	99.3%
Repurchase Agreements	1.1
Other Investment Company	0.5
Net Other Assets (Liabilities)	(0.9)

Top Holdings (Percentage of Net Assets)

Tenet Healthcare Corp.	1.1%
Weatherford International PLC	1.1
Wingstop, Inc.	1.1
Murphy USA, Inc.	1.0
Curtiss-Wright Corp.	1.0
FTAI Aviation Ltd.	1.0
Insmed, Inc.	1.0
Fabrinet	1.0
Onto Innovation, Inc.	0.9
Ensign Group, Inc.	0.9

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica T. Rowe Price Small Cap VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica T. Rowe Price Small Cap VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica T. Rowe Price Small Cap VP seeks long-term growth of capital by investing primarily in common stocks of small growth companies. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.08%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$646,832,603
Number of Portfolio Holdings	315
Portfolio Turnover Rate	19%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	99.3%
Repurchase Agreements	1.1
Other Investment Company	0.5
Net Other Assets (Liabilities)	(0.9)

Top Holdings (Percentage of Net Assets)

Tenet Healthcare Corp.	1.1%
Weatherford International PLC	1.1
Wingstop, Inc.	1.1
Murphy USA, Inc.	1.0
Curtiss-Wright Corp.	1.0
FTAI Aviation Ltd.	1.0
Insmed, Inc.	1.0
Fabrinet	1.0
Onto Innovation, Inc.	0.9
Ensign Group, Inc.	0.9

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica T. Rowe Price Small Cap VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica TSW International Equity VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica TSW International Equity VP seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$43	0.85%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$188,689,054
Number of Portfolio Holdings	109
Portfolio Turnover Rate	6%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	97.7%
Repurchase Agreements	1.2
Preferred Stocks	0.7
Other Investment Company	0.2
Net Other Assets (Liabilities)	0.2

Transamerica TSW International Equity VP

Initial Class

Top Country Allocation (Percentage of Net Assets)

Japan	19.3%
United Kingdom	19.0
Germany	11.5
France	10.5
Switzerland	7.7
Ireland	5.0
Netherlands	4.2
Australia	3.5
Belgium	3.1
Sweden	2.8

Top Holdings (Percentage of Net Assets)

SAP SE	2.3%
Roche Holding AG	2.1
Sony Group Corp.	2.1
Hitachi Ltd.	1.9
Nestle SA	1.8
Sumitomo Mitsui Financial Group, Inc.	1.8
Anheuser-Busch InBev SA	1.7
Unilever PLC	1.7
Samsung Electronics Co. Ltd.	1.6
BP PLC	1.6

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Transamerica TSW International Equity VP

Initial Class

Semi-Annual Shareholder Report

June 30, 2024

Transamerica TSW International Equity VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica TSW International Equity VP seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.10%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$188,689,054
Number of Portfolio Holdings	109
Portfolio Turnover Rate	6%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	97.7%
Repurchase Agreements	1.2
Preferred Stocks	0.7
Other Investment Company	0.2
Net Other Assets (Liabilities)	0.2

Transamerica TSW International Equity VP

Service Class

Top Country Allocation (Percentage of Net Assets)

Japan	19.3%
United Kingdom	19.0
Germany	11.5
France	10.5
Switzerland	7.7
Ireland	5.0
Netherlands	4.2
Australia	3.5
Belgium	3.1
Sweden	2.8

Top Holdings (Percentage of Net Assets)

SAP SE	2.3%
Roche Holding AG	2.1
Sony Group Corp.	2.1
Hitachi Ltd.	1.9
Nestle SA	1.8
Sumitomo Mitsui Financial Group, Inc.	1.8
Anheuser-Busch InBev SA	1.7
Unilever PLC	1.7
Samsung Electronics Co. Ltd.	1.6
BP PLC	1.6

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Transamerica TSW International Equity VP

Service Class

Semi-Annual Shareholder Report

June 30, 2024

Transamerica TSW Mid Cap Value Opportunities VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica TSW Mid Cap Value Opportunities VP seeks to provide investors with long-term capital growth. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$43	0.86%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$241,309,057
Number of Portfolio Holdings	64
Portfolio Turnover Rate	87%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	97.1%
Repurchase Agreements	2.9
Other Investment Company	0.2
Net Other Assets (Liabilities)	(0.2)

Top Holdings (Percentage of Net Assets)

Dominion Energy, Inc.	3.3%
Huntington Ingalls Industries, Inc.	3.0
NiSource, Inc.	2.7
Bio-Rad Laboratories, Inc., Class A	2.6
OGE Energy Corp.	2.5
Mosaic Co.	2.2
Tyson Foods, Inc., Class A	2.1
Kinder Morgan, Inc.	2.1
Baxter International, Inc.	2.1
Perrigo Co. PLC	2.1

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica TSW Mid Cap Value Opportunities VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica TSW Mid Cap Value Opportunities VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica TSW Mid Cap Value Opportunities VP seeks to provide investors with long-term capital growth. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.11%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$241,309,057
Number of Portfolio Holdings	64
Portfolio Turnover Rate	87%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	97.1%
Repurchase Agreements	2.9
Other Investment Company	0.2
Net Other Assets (Liabilities)	(0.2)

Top Holdings (Percentage of Net Assets)

Dominion Energy, Inc.	3.3%
Huntington Ingalls Industries, Inc.	3.0
NiSource, Inc.	2.7
Bio-Rad Laboratories, Inc., Class A	2.6
OGE Energy Corp.	2.5
Mosaic Co.	2.2
Tyson Foods, Inc., Class A	2.1
Kinder Morgan, Inc.	2.1
Baxter International, Inc.	2.1
Perrigo Co. PLC	2.1

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica TSW Mid Cap Value Opportunities VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica WMC US Growth VP

Initial Class

June 30, 2024

Portfolio Overview

Transamerica WMC US Growth VP seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$35	0.64%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$5,932,419,155
Number of Portfolio Holdings	68
Portfolio Turnover Rate	26%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	99.1%
Repurchase Agreements	0.8
Net Other Assets (Liabilities)	0.1

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	9.0%
Microsoft Corp.	8.0
Apple, Inc.	7.9
Amazon.com, Inc.	5.0
Alphabet, Inc., Class A	4.9
Meta Platforms, Inc., Class A	4.6
Broadcom, Inc.	4.0
Eli Lilly & Co.	3.9
Mastercard, Inc., Class A	2.8
Netflix, Inc.	2.3

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Initial Class

Transamerica WMC US Growth VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica WMC US Growth VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica WMC US Growth VP seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.89%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$5,932,419,155
Number of Portfolio Holdings	68
Portfolio Turnover Rate	26%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	99.1%
Repurchase Agreements	0.8
Net Other Assets (Liabilities)	0.1

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	9.0%
Microsoft Corp.	8.0
Apple, Inc.	7.9
Amazon.com, Inc.	5.0
Alphabet, Inc., Class A	4.9
Meta Platforms, Inc., Class A	4.6
Broadcom, Inc.	4.0
Eli Lilly & Co.	3.9
Mastercard, Inc., Class A	2.8
Netflix, Inc.	2.3

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica WMC US Growth VP

Semi-Annual Shareholder Report

June 30, 2024

Transamerica American Funds Managed Risk VP

Service Class

June 30, 2024

Portfolio Overview

Transamerica American Funds Managed Risk VP seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long-term while seeking to manage volatility and provide downside protection. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$42	0.81%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Total Net Assets	$903,995,600
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0%

What did the Portfolio invest in?

Top Asset Allocations (Percentage of Net Assets)

Investment Companies	97.3%
Repurchase Agreements	2.8
Net Other Assets (Liabilities)	(0.1)

Top Holdings (Percentage of Net Assets)

American Funds Insurance Series - Asset Allocation Fund	97.3%

Additional Information

If you wish to view additional information about the Portfolio; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TST's most recent report on Form N-CSR available at transamerica.com/annuities/prospectus.

Phone: 800-851-9777

Service Class

Transamerica American Funds Managed Risk VP

SEMI-ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Asset Allocation Fund

Class 1 for the six months ended June 30, 2024

This semi-annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class 1	$16	0.30%*

*Annualized

Key fund statistics

Fund net assets (in millions)	$26,927

Total number of portfolio holdings	1,538

Portfolio turnover rate including mortgage dollar roll transactions	71%

Portfolio turnover rate excluding mortgage dollar roll transactions	19%

Portfolio holdings by asset type (percent of net assets)

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information,

holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-070-0824 © 2024 Capital Group. All rights reserved.

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Investments.

(a)	The Schedules of Investments are included within the Financial Statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica 60/40 Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.1%
International Equity Fund - 14.8%
Transamerica MSCI EAFE Index VP (A)	926,191	$ 12,318,340

U.S. Equity Fund - 45.3%
Transamerica S&P 500 Index VP (A)	1,621,840	37,626,690

U.S. Fixed Income Funds - 40.0%
Transamerica Core Bond (A)	1,943,855	16,542,208
Transamerica Short-Term Bond (A)	1,718,203	16,718,114

		33,260,322

Total Investment Companies (Cost $72,026,062)		83,205,352

Total Investments (Cost $72,026,062)		83,205,352

Net Other Assets (Liabilities) - (0.1)%		(45,706)

Net Assets - 100.0%		$ 83,159,646

INVESTMENT VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value

ASSETS
Investments
Investment Companies	$83,205,352	$—	$—	$ 83,205,352

Total Investments	$83,205,352	$—	$—	$ 83,205,352

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Affiliated investment in the Class I2 shares of funds within Transamerica Funds and/or affiliated investment in the Initial Class shares of funds within Transamerica Series Trust. Affiliated interest income, dividends income, realized and unrealized gains (losses), if any, are broken out within the Statement of Operations.

(B)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica 60/40 Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Affiliated investments, at value (cost $72,026,062)	$83,205,352
Receivables and other assets:
Affiliated investments sold	4,531
Dividends from affiliated investments	113,601
Prepaid expenses	365

Total assets	83,323,849

Liabilities:
Payables and other liabilities:
Affiliated investments purchased	113,601
Shares of beneficial interest redeemed	2,989
Due to custodian	4,532
Investment management fees	7,610
Distribution and service fees	15,854
Transfer agent costs	31
Trustee and CCO fees	169
Audit and tax fees	11,656
Custody fees	343
Legal fees	666
Printing and shareholder reports fees	1,142
Other accrued expenses	5,610

Total liabilities	164,203

Net assets	$83,159,646

Net assets consist of:
Capital stock ($0.01 par value)	$60,766
Additional paid-in capital	68,416,149
Total distributable earnings (accumulated losses)	14,682,731

Net assets	$83,159,646

Shares outstanding	6,076,570

Net asset value and offering price per share	$13.69

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income from affiliated investments	$693,426
Interest income from unaffiliated investments	204

Total investment income	693,630

Expenses:
Investment management fees	119,327
Distribution and service fees	99,439
Transfer agent costs	422
Trustee and CCO fees	1,809
Audit and tax fees	11,614
Custody fees	754
Legal fees	2,406
Printing and shareholder reports fees	1,907
Other	7,974

Total expenses before waiver and/or reimbursement and recapture	245,652

Expenses waived and/or reimbursed	(71,596)

Net expenses	174,056

Net investment income (loss)	519,574

Net realized gain (loss) on:
Affiliated investments	1,220,653

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	4,238,395

Net realized and change in unrealized gain (loss)	5,459,048

Net increase (decrease) in net assets resulting from operations	$5,978,622

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica 60/40 Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$ 519,574	$ 1,187,617
Net realized gain (loss)	1,220,653	1,039,595
Net change in unrealized appreciation (depreciation)	4,238,395	6,589,482

Net increase (decrease) in net assets resulting from operations	5,978,622	8,816,694

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(769,870)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(769,870)

Capital share transactions:
Proceeds from shares sold	3,654,249	26,726,501
Dividends and/or distributions reinvested	—	769,870
Cost of shares redeemed	(4,716,311)	(5,783,996)

Net increase (decrease) in net assets resulting from capital share transactions	(1,062,062)	21,712,375

Net increase (decrease) in net assets	4,916,560	29,759,199

Net assets:
Beginning of period/year	78,243,086	48,483,887
End of period/year	$83,159,646	$78,243,086

Capital share transactions - shares:
Shares issued	278,562	2,210,598
Shares reinvested	—	63,731
Shares redeemed	(357,225)	(486,476)

Net increase (decrease) in shares outstanding	(78,663)	1,787,853

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$ 12.71		$ 11.10	$ 13.63	$ 12.46	$ 11.18	$ 9.35
Investment operations:
Net investment income (loss)(A)	0.08		0.24	0.18	0.14	0.15	0.12
Net realized and unrealized gain (loss)	0.90		1.52	(2.04)	1.51	1.24	1.74

Total investment operations	0.98		1.76	(1.86)	1.65	1.39	1.86
Dividends and/or distributions to shareholders:
Net investment income	—		(0.15)	(0.13)	(0.12)	(0.07)	(0.02)
Net realized gains	—		—	(0.54)	(0.36)	(0.04)	(0.01)

Total dividends and/or distributions to shareholders	—		(0.15)	(0.67)	(0.48)	(0.11)	(0.03)

Net asset value, end of period/year	$ 13.69		$ 12.71	$ 11.10	$ 13.63	$ 12.46	$ 11.18

Total return	7.71	%(B)	15.95%	(13.80)%	13.29%	12.47%	20.13%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$ 83,160		$ 78,243	$ 48,484	$ 54,506	$ 43,254	$ 26,292
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.62	%(D)	0.64%	0.65%	0.63%	0.66%	0.71%
Including waiver and/or reimbursement and recapture(E)	0.44	%(D)	0.46%	0.47%	0.45%	0.52%	0.63%
Net investment income (loss) to average net assets	1.31	%(D)	2.02%	1.54%	1.05%	1.36%	1.12%
Portfolio turnover rate	4	%(B)	9%	44%	28%	20%	14%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	TAM has contractually agreed to waive 0.18% of its management fee through May 1, 2025. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica 60/40 Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the Investment Manager’s judgment about the attractiveness,value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.

Underlying portfolios risk: Because the Portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the Portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the Portfolio invests more of its assets in one underlying portfolio than in another, the Portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the Portfolio’s prospectus identifies certain risks of each underlying portfolio.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate

First $1 billion	0.30%
Over $1 billion	0.28

TAM has contractually agreed to waive 0.18% of the average daily net assets from its management fee through May 1, 2025.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through

Service Class	0.63%	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities

$ 3,276,763	$ 4,589,522

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)

$ 72,026,062	$ 11,740,228	$ (560,938)	$ 11,179,290

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica 60/40 Allocation VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica 60/40 Allocation VP (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. The Board also considered reductions to the Portfolio’s expense limit, if any, that took effect after the last renewal of the Management Agreement. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and TAM’s responsiveness to any questions by the Trustees.

The Board also considered the continuous and regular investment management and other services provided by TAM. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica 60/40 Allocation VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL  (continued)

(unaudited)

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 3-year period and below the benchmark for the past 1- and 5-year periods.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM in light of any economies of scale experienced in the future.

Benefits to TAM and/or its Affiliates from their Relationships with the Portfolio

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica 60/40 Allocation VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.

PO Box 219945

Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES - 43.8%
Aerospace & Defense - 1.1%
BAE Systems PLC
5.30%, 03/26/2034 (A)	$3,259,000	$ 3,235,724
Boeing Co.
5.93%, 05/01/2060	3,547,000	3,181,132
6.53%, 05/01/2034 (A)	3,609,000	3,702,011
6.86%, 05/01/2054 (A)	2,353,000	2,425,863
Embraer Netherlands Finance BV
7.00%, 07/28/2030 (A)	2,524,000	2,633,153
General Electric Co.
4.50%, 03/11/2044	5,245,000	4,579,940
HEICO Corp.
5.35%, 08/01/2033	4,605,000	4,571,854

		24,329,677

Automobile Components - 0.2%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032	2,346,000	2,037,629
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	2,374,000	2,454,200

		4,491,829

Automobiles - 1.1%
BMW US Capital LLC
2.80%, 04/11/2026 (A)	2,558,000	2,454,728
Ford Motor Co.
4.35%, 12/08/2026	1,570,000	1,524,102
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	4,403,000	4,261,008
6.95%, 06/10/2026	3,402,000	3,467,347
General Motors Co.
6.25%, 10/02/2043	3,626,000	3,624,347
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (A)	4,765,000	4,961,879
Stellantis Finance US, Inc.
2.69%, 09/15/2031 (A)	3,316,000	2,742,649
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	2,869,000	2,543,003

		25,579,063

Banks - 7.3%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	3,800,000	3,793,977
Bank of America Corp.
Fixed until 03/11/2031, 2.65% (B), 03/11/2032	5,035,000	4,267,688
Fixed until 01/23/2034, 5.47% (B), 01/23/2035	2,652,000	2,655,949
Fixed until 09/15/2028, 5.82% (B), 09/15/2029	10,133,000	10,349,822
Barclays PLC
Fixed until 03/12/2054, 6.04% (B), 03/12/2055	1,049,000	1,068,220
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	7,666,000	7,800,033
Fixed until 12/15/2029 (C), 9.63% (B)	5,702,000	6,183,403

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BBVA Bancomer SA
Fixed until 09/13/2029, 5.88% (B), 09/13/2034 (A)	$2,450,000	$2,271,459
Fixed until 06/29/2033, 8.45% (B), 06/29/2038 (A)	6,000,000	6,181,434
BNP Paribas SA
Fixed until 11/17/2027 (A)(C), 9.25% (B)	7,821,000	8,292,700
BPCE SA
4.50%, 03/15/2025 (A)	6,017,000	5,936,165
Citigroup, Inc.
Fixed until 06/11/2034, 5.45% (B), 06/11/2035	2,850,000	2,833,870
Fixed until 05/25/2033, 6.17% (B), 05/25/2034	4,446,000	4,527,671
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (B), 10/21/2032	6,732,000	5,606,887
ING Groep NV
Fixed until 09/11/2033, 6.11% (B), 09/11/2034	3,476,000	3,590,160
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	11,077,000	12,237,349
JPMorgan Chase & Co.
Fixed until 01/23/2029, 5.01% (B), 01/23/2030	11,055,000	10,976,954
Fixed until 01/23/2034, 5.34% (B), 01/23/2035	4,503,000	4,485,440
Fixed until 04/22/2034, 5.77% (B), 04/22/2035	1,895,000	1,948,281
Lloyds Banking Group PLC
Fixed until 08/11/2032, 4.98% (B), 08/11/2033	2,824,000	2,703,509
Fixed until 01/05/2034, 5.68% (B), 01/05/2035	4,697,000	4,687,083
M&T Bank Corp.
Fixed until 03/13/2031, 6.08% (B), 03/13/2032 (D)	2,312,000	2,306,536
Morgan Stanley
Fixed until 01/16/2029, 5.17% (B), 01/16/2030	10,733,000	10,712,314
Fixed until 01/18/2034, 5.47% (B), 01/18/2035	2,256,000	2,254,489
Fixed until 04/19/2034, 5.83% (B), 04/19/2035	4,463,000	4,584,632
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (B), 01/22/2035	1,026,000	1,033,691
Fixed until 08/18/2033, 5.94% (B), 08/18/2034	4,205,000	4,318,278
Societe Generale SA
Fixed until 11/14/2028 (A)(C), 10.00% (B)	5,471,000	5,679,987

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (B), 01/26/2034	$3,911,000	$ 3,751,477
Fixed until 01/24/2034, 5.71% (B), 01/24/2035	3,531,000	3,522,488
Fixed until 06/08/2033, 5.87% (B), 06/08/2034	2,323,000	2,344,980
Fixed until 10/30/2028, 7.16% (B), 10/30/2029	2,261,000	2,401,943
UBS Group AG
Fixed until 11/15/2032, 9.02% (B), 11/15/2033 (A)	1,823,000	2,202,299
Fixed until 11/13/2028 (A)(C), 9.25% (B)	5,160,000	5,551,850
Wells Fargo & Co.
Fixed until 07/25/2033, 5.56% (B), 07/25/2034	5,746,000	5,753,764

		168,816,782

Beverages - 0.4%
Constellation Brands, Inc.
3.15%, 08/01/2029	1,790,000	1,624,563
3.70%, 12/06/2026	1,806,000	1,744,738
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A)	6,468,000	5,959,794

		9,329,095

Biotechnology - 0.5%
Amgen, Inc.
2.80%, 08/15/2041	2,807,000	1,981,190
5.60%, 03/02/2043	2,459,000	2,432,390
CSL Finance PLC
4.63%, 04/27/2042 (A)	4,421,000	3,965,965
Royalty Pharma PLC
2.20%, 09/02/2030	5,199,000	4,336,414

		12,715,959

Building Products - 0.4%
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	1,802,000	1,704,890
Lowe’s Cos., Inc.
3.75%, 04/01/2032	5,053,000	4,595,612
Mohawk Industries, Inc.
5.85%, 09/18/2028	4,065,000	4,149,056

		10,449,558

Capital Markets - 0.6%
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (B), 05/19/2034	6,674,000	6,818,112
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	4,106,000	3,829,472
5.70%, 05/20/2027	2,367,000	2,376,742

		13,024,326

Chemicals - 0.5%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	964,000	527,790

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Celanese US Holdings LLC
6.70%, 11/15/2033	$3,156,000	$ 3,322,644
Mosaic Co.
4.05%, 11/15/2027	2,525,000	2,421,129
Nutrien Ltd.
4.20%, 04/01/2029	4,112,000	3,937,015
OCP SA
6.75%, 05/02/2034 (A)	2,252,000	2,309,381

		12,517,959

Commercial Services & Supplies - 1.9%
ADT Security Corp.
4.13%, 08/01/2029 (A)	5,327,000	4,913,259
Ambipar Lux SARL
9.88%, 02/06/2031 (A)(D)	4,583,000	4,444,349
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	1,773,000	1,730,753
5.80%, 04/15/2034 (A)	1,234,000	1,226,920
Element Fleet Management Corp.
6.32%, 12/04/2028 (A)	6,556,000	6,782,457
GXO Logistics, Inc.
2.65%, 07/15/2031	7,337,000	5,958,402
6.50%, 05/06/2034	2,732,000	2,779,392
Quanta Services, Inc.
2.90%, 10/01/2030	2,720,000	2,398,759
Stericycle, Inc.
3.88%, 01/15/2029 (A)(D)	3,293,000	3,076,866
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	8,998,000	7,420,017
Veralto Corp.
5.45%, 09/18/2033 (A)	3,626,000	3,626,024

		44,357,198

Communications Equipment - 0.2%
CommScope, Inc.
4.75%, 09/01/2029 (A)	6,057,000	4,180,686

Construction & Engineering - 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (A)	2,867,000	2,576,744
Century Communities, Inc.
3.88%, 08/15/2029 (A)	2,621,000	2,337,088
6.75%, 06/01/2027	2,100,000	2,111,254
IHS Holding Ltd.
5.63%, 11/29/2026 (A)	2,572,000	2,435,817
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (A)(D)	2,253,000	2,182,150

		11,643,053

Construction Materials - 0.2%
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	4,733,000	4,519,618
Holcim Finance US LLC
4.75%, 09/22/2046 (A)	1,100,000	955,179

		5,474,797

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Consumer Staples Distribution & Retail - 0.6%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	$6,750,000	$5,415,572
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
4.63%, 01/15/2027 (A)	2,428,000	2,345,163
InRetail Consumer
3.25%, 03/22/2028 (A)	3,319,000	2,997,481
Sysco Corp.
5.95%, 04/01/2030	3,019,000	3,143,976

		13,902,192

Containers & Packaging - 0.9%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	3,807,000	3,741,629
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (A)	2,876,000	2,934,958
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (A)	7,824,000	7,330,114
Sonoco Products Co.
2.25%, 02/01/2027	2,888,000	2,677,011
WRKCo, Inc.
3.90%, 06/01/2028	3,913,000	3,724,978

		20,408,690

Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033 (D)	2,416,000	2,481,474

Diversified REITs - 1.3%
Broadstone Net Lease LLC
2.60%, 09/15/2031	3,404,000	2,709,865
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/2030	3,493,000	3,200,930
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	3,656,000	3,449,485
Safehold GL Holdings LLC
6.10%, 04/01/2034	3,695,000	3,657,217
SBA Tower Trust
6.60%, 11/15/2052 (A)	13,248,000	13,523,648
WP Carey, Inc.
5.38%, 06/30/2034	3,798,000	3,700,074

		30,241,219

Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.
1.68%, 10/30/2030	2,873,000	2,336,584
1.75%, 01/20/2031	3,892,000	3,154,541
4.13%, 03/16/2027	2,842,000	2,771,474

		8,262,599

Electric Utilities - 1.0%
Black Hills Corp.
3.15%, 01/15/2027	2,494,000	2,365,673
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	5,935,000	5,554,102
Duke Energy Corp.
5.00%, 12/08/2027	1,687,000	1,678,744

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
EDP Finance BV
3.63%, 07/15/2024 (A)	$4,535,000	$ 4,530,560
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A)	1,588,000	1,495,181
JSW Hydro Energy Ltd.
4.13%, 05/18/2031 (E)	2,432,000	2,158,400
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,611,000	2,156,599
3.30%, 12/01/2027	400,000	372,921
Vistra Operations Co. LLC
6.88%, 04/15/2032 (A)	2,365,000	2,400,856

		22,713,036

Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp.
5.25%, 04/05/2034	4,620,000	4,615,192
Arrow Electronics, Inc.
2.95%, 02/15/2032	4,107,000	3,441,285
5.88%, 04/10/2034	2,950,000	2,926,125
Keysight Technologies, Inc.
4.60%, 04/06/2027	4,459,000	4,380,309
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	3,358,000	3,084,047
Trimble, Inc.
6.10%, 03/15/2033	5,703,000	5,915,846

		24,362,804

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	2,313,000	2,209,610

Financial Services - 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	2,421,000	2,376,290
Aviation Capital Group LLC
3.50%, 11/01/2027 (A)	5,755,000	5,388,455
5.50%, 12/15/2024 (A)	7,219,000	7,199,495
Avolon Holdings Funding Ltd.
5.50%, 01/15/2026 (A)	7,337,000	7,278,546
5.75%, 11/15/2029 (A)	6,926,000	6,882,753
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A)	4,479,000	4,446,193

		33,571,732

Food Products - 0.8%
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	2,709,000	2,591,032
2.75%, 05/14/2031	4,751,000	4,070,972
Cargill, Inc.
5.13%, 10/11/2032 (A)	2,037,000	2,036,394
J M Smucker Co.
6.50%, 11/15/2043	2,332,000	2,462,950
Viterra Finance BV
4.90%, 04/21/2027 (A)	6,685,000	6,581,445

		17,742,793

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.4%
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	$3,255,000	$ 3,079,026
5.75%, 12/06/2052 (A)	892,000	906,644
Medline Borrower LP
3.88%, 04/01/2029 (A)	1,821,000	1,676,804
5.25%, 10/01/2029 (A)	1,459,000	1,392,404
Stryker Corp.
1.95%, 06/15/2030	3,078,000	2,593,389

		9,648,267

Health Care Providers & Services - 2.2%
Cardinal Health, Inc.
5.45%, 02/15/2034	3,072,000	3,064,065
Centene Corp.
3.00%, 10/15/2030	1,559,000	1,332,929
3.38%, 02/15/2030	5,068,000	4,498,535
4.25%, 12/15/2027	1,394,000	1,331,495
Charles River Laboratories International, Inc.
4.00%, 03/15/2031 (A)	2,308,000	2,058,312
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	2,372,000	1,953,589
Cigna Group
2.40%, 03/15/2030	2,412,000	2,088,356
5.25%, 02/15/2034	5,574,000	5,507,656
CVS Health Corp.
5.25%, 01/30/2031	2,756,000	2,728,469
6.00%, 06/01/2044	3,710,000	3,649,307
Elevance Health, Inc.
2.25%, 05/15/2030	2,824,000	2,421,552
5.13%, 02/15/2053	4,390,000	4,058,274
HCA, Inc.
5.60%, 04/01/2034	3,896,000	3,880,037
6.00%, 04/01/2054	3,867,000	3,831,336
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	1,789,000	1,766,344
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	2,587,000	2,434,974
Tenet Healthcare Corp.
5.13%, 11/01/2027	1,190,000	1,164,597
UnitedHealth Group, Inc.
5.20%, 04/15/2063	3,894,000	3,626,116

		51,395,943

Health Care REITs - 0.1%
DOC DR LLC
2.63%, 11/01/2031	2,789,000	2,313,006

Health Care Technology - 0.1%
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030	1,946,000	2,001,201

Hotel & Resort REITs - 0.1%
Host Hotels & Resorts LP
5.70%, 07/01/2034	1,728,000	1,701,657

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 1.8%
Alsea SAB de CV
7.75%, 12/14/2026 (E)	$2,500,000	$ 2,524,143
Boyd Gaming Corp.
4.75%, 12/01/2027	1,498,000	1,441,715
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	1,273,000	1,187,848
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029 (A)	4,439,000	4,070,041
Hyatt Hotels Corp.
1.80%, 10/01/2024	1,821,000	1,801,793
5.25%, 06/30/2029	3,673,000	3,645,246
International Game Technology PLC
6.50%, 02/15/2025 (A)	2,190,000	2,191,194
Light & Wonder International, Inc.
7.00%, 05/15/2028 (A)	1,439,000	1,446,962
7.25%, 11/15/2029 (A)	1,730,000	1,767,150
Marriott International, Inc.
2.75%, 10/15/2033	3,179,000	2,572,890
5.75%, 05/01/2025	390,000	390,294
MGM Resorts International
4.75%, 10/15/2028	3,753,000	3,569,432
NCL Corp. Ltd.
5.88%, 03/15/2026 (A)	3,086,000	3,051,192
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028 (A)	2,253,000	2,223,909
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	5,609,000	5,551,052
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	3,809,000	3,109,300

		40,544,161

Independent Power & Renewable Electricity Producers - 0.3%
Calpine Corp.
3.75%, 03/01/2031 (A)	4,043,000	3,573,089
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	1,347,000	1,198,402
3.63%, 02/15/2031 (A)	1,408,000	1,207,784

		5,979,275

Insurance - 2.2%
Allstate Corp.
5.05%, 06/24/2029	7,510,000	7,480,762
AXA SA
8.60%, 12/15/2030	6,215,000	7,321,612
Cloverie PLC for Zurich Insurance Co. Ltd.
Fixed until 06/24/2026, 5.63% (B), 06/24/2046 (E)	7,053,000	6,974,112
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	8,992,000	8,795,663
Equitable Holdings, Inc.
5.59%, 01/11/2033	6,046,000	6,135,966
Global Atlantic Finance Co.
6.75%, 03/15/2054 (A)	994,000	987,663
7.95%, 06/15/2033 (A)	4,693,000	5,160,851
Hanwha Life Insurance Co. Ltd.
Fixed until 02/04/2027, 3.38% (B), 02/04/2032 (A)	4,600,000	4,309,696

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	$2,600,000	$ 2,593,656

		49,759,981

Interactive Media & Services - 0.2%
Meta Platforms, Inc.
4.80%, 05/15/2030	3,962,000	3,970,079

Internet & Catalog Retail - 0.1%
Expedia Group, Inc.
2.95%, 03/15/2031	1,013,000	877,314
3.80%, 02/15/2028	1,805,000	1,718,770

		2,596,084

IT Services - 0.1%
Gartner, Inc.
4.50%, 07/01/2028 (A)	3,323,000	3,202,670

Machinery - 0.5%
CNH Industrial Capital LLC
4.55%, 04/10/2028	3,538,000	3,462,011
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	4,900,000	4,311,980
Ingersoll Rand, Inc.
5.45%, 06/15/2034	3,539,000	3,576,981

		11,350,972

Marine Transportation - 0.2%
MV24 Capital BV
6.75%, 06/01/2034 (A)	4,020,330	3,841,096

Media - 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.13%, 07/01/2049	7,592,000	5,849,640
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A)(D)	1,505,000	1,262,583
Comcast Corp.
4.15%, 10/15/2028	5,464,000	5,293,093
CSC Holdings LLC
4.50%, 11/15/2031 (A)	2,712,000	1,749,505
Paramount Global
4.20%, 05/19/2032	2,146,000	1,756,168
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	2,620,000	2,221,252
5.50%, 05/15/2029 (A)	6,126,000	5,601,037

		23,733,278

Metals & Mining - 0.4%
ArcelorMittal SA
6.55%, 11/29/2027	4,981,000	5,136,601
Glencore Funding LLC
2.63%, 09/23/2031 (A)	5,247,000	4,312,703
Novelis Corp.
3.25%, 11/15/2026 (A)	915,000	860,897

		10,310,201

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Mortgage Real Estate Investment Trusts - 0.4%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	$9,156,000	$ 8,672,244

Office REITs - 0.3%
COPT Defense Properties LP
2.25%, 03/15/2026	2,812,000	2,654,797
Highwoods Realty LP
7.65%, 02/01/2034	1,762,000	1,894,774
Kilroy Realty LP
4.25%, 08/15/2029	1,884,000	1,708,525

		6,258,096

Oil, Gas & Consumable Fuels - 4.5%
Boardwalk Pipelines LP
3.40%, 02/15/2031	5,193,000	4,551,669
Cheniere Energy Partners LP
4.00%, 03/01/2031	6,103,000	5,551,139
4.50%, 10/01/2029	2,926,000	2,787,518
Chevron USA, Inc.
3.25%, 10/15/2029	2,361,000	2,192,088
Diamondback Energy, Inc.
5.15%, 01/30/2030	4,488,000	4,467,189
Ecopetrol SA
8.38%, 01/19/2036	5,000,000	4,908,541
Enbridge, Inc.
5.63%, 04/05/2034	5,166,000	5,169,313
Energy Transfer LP
6.00%, 06/15/2048	6,128,000	5,937,964
EnLink Midstream Partners LP
5.05%, 04/01/2045	5,076,000	4,179,060
EQM Midstream Partners LP
6.38%, 04/01/2029 (A)	1,324,000	1,337,354
Exxon Mobil Corp.
3.04%, 03/01/2026	3,243,000	3,136,389
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	2,072,000	2,100,716
NuStar Logistics LP
5.63%, 04/28/2027	3,919,000	3,885,780
5.75%, 10/01/2025	1,162,000	1,154,730
Occidental Petroleum Corp.
5.55%, 03/15/2026	9,126,000	9,108,898
ONEOK Partners LP
4.90%, 03/15/2025	1,509,000	1,500,315
ONEOK, Inc.
6.10%, 11/15/2032	4,931,000	5,103,908
Ovintiv, Inc.
6.25%, 07/15/2033	3,486,000	3,600,041
Petroleos Mexicanos
6.50%, 01/23/2029	3,820,000	3,449,868
6.84%, 01/23/2030	3,043,000	2,678,731
6.88%, 10/16/2025	2,701,000	2,691,034
7.69%, 01/23/2050	1,538,000	1,111,324
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	2,277,000	2,080,596

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	$3,165,000	$ 3,244,521
Southwestern Energy Co.
5.38%, 03/15/2030	1,764,000	1,703,521
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	1,919,000	1,727,820
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	5,364,000	5,879,103
Vital Energy, Inc.
7.75%, 07/31/2029 (A)	3,265,000	3,291,140
Western Midstream Operating LP
6.15%, 04/01/2033	3,610,000	3,702,633
YPF SA
9.50%, 01/17/2031 (A)	1,338,000	1,359,333

		103,592,236

Passenger Airlines - 0.3%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	1,793,849	1,599,815
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (A)	4,436,000	4,322,179

		5,921,994

Personal Care Products - 0.2%
Kenvue, Inc.
5.00%, 03/22/2030	4,807,000	4,825,950

Pharmaceuticals - 0.9%
AbbVie, Inc.
5.05%, 03/15/2034	3,455,000	3,452,085
Bausch Health Cos., Inc.
5.25%, 01/30/2030 (A)	4,435,000	2,062,275
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	2,232,000	2,120,988
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	1,876,000	1,841,509
Merck & Co., Inc.
5.00%, 05/17/2053	4,634,000	4,381,224
Organon & Co./Organon Foreign Debt Co- Issuer BV
6.75%, 05/15/2034 (A)	2,003,000	1,999,983
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	3,877,000	3,702,176
Viatris, Inc.
2.30%, 06/22/2027	1,582,000	1,444,622

		21,004,862

Professional Services - 0.2%
Equifax, Inc.
2.60%, 12/01/2024	2,238,000	2,208,377
5.10%, 12/15/2027	3,106,000	3,093,912

		5,302,289

Residential REITs - 0.3%
American Homes 4 Rent LP
5.50%, 02/01/2034	4,911,000	4,837,473

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Residential REITs (continued)
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032 (D)	$2,134,000	$ 1,950,273

		6,787,746

Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032 (D)	4,408,000	4,097,258
Broadcom, Inc.
3.14%, 11/15/2035 (A)	6,061,000	4,866,060
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	4,806,000	4,773,299
6.15%, 01/25/2032 (A)	466,000	475,685
KLA Corp.
4.65%, 07/15/2032	3,528,000	3,450,315
Microchip Technology, Inc.
0.98%, 09/01/2024	3,240,000	3,212,593
5.05%, 03/15/2029	3,466,000	3,439,938
Micron Technology, Inc.
5.30%, 01/15/2031	4,998,000	4,991,656
QUALCOMM, Inc.
3.25%, 05/20/2050	1,902,000	1,349,980

		30,656,784

Software - 0.8%
Constellation Software, Inc.
5.16%, 02/16/2029 (A)	1,460,000	1,460,400
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	1,311,000	1,182,195
Fiserv, Inc.
5.45%, 03/02/2028	3,721,000	3,756,210
Intuit, Inc.
5.50%, 09/15/2053	1,697,000	1,714,832
Oracle Corp.
3.65%, 03/25/2041	2,255,000	1,731,997
6.90%, 11/09/2052	4,533,000	5,100,390
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	3,259,000	3,205,589

		18,151,613

Specialized REITs - 0.9%
Extra Space Storage LP
5.90%, 01/15/2031	6,049,000	6,185,785
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	5,956,000	5,763,349
VICI Properties LP
4.95%, 02/15/2030	6,119,000	5,904,896
Weyerhaeuser Co.
4.00%, 04/15/2030	4,288,000	4,005,167

		21,859,197

Technology Hardware, Storage & Peripherals - 0.3%
NCR Voyix Corp.
5.00%, 10/01/2028 (A)	1,582,000	1,493,554
5.13%, 04/15/2029 (A)	2,386,000	2,248,070
5.25%, 10/01/2030 (A)	2,379,000	2,174,570

		5,916,194

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.5%
BAT Capital Corp.
6.00%, 02/20/2034	$5,555,000	$ 5,631,272
Philip Morris International, Inc.
4.25%, 11/10/2044	4,200,000	3,412,085
5.25%, 02/13/2034	3,662,000	3,599,445

		12,642,802

Wireless Telecommunication Services - 0.5%
Axian Telecom
7.38%, 02/16/2027 (A)	728,000	715,268
T-Mobile USA, Inc.
3.50%, 04/15/2031	2,579,000	2,321,958
3.88%, 04/15/2030	1,890,000	1,767,942
5.15%, 04/15/2034	4,982,000	4,907,526
Vmed O2 UK Financing I PLC
4.75%, 07/15/2031 (A)	2,825,000	2,382,686

		12,095,380

Total Corporate Debt Securities (Cost $993,877,056)		1,008,841,389

U.S. GOVERNMENT OBLIGATIONS - 25.2%
U.S. Treasury - 23.6%
U.S. Treasury Bonds
1.25%, 05/15/2050	35,958,200	17,953,817
2.00%, 02/15/2050 (F)	21,937,000	13,413,276
2.25%, 05/15/2041	12,471,000	9,065,345
2.25%, 08/15/2046 (F)	5,162,000	3,459,750
2.38%, 02/15/2042	77,443,300	56,639,489
2.75%, 08/15/2042 (F)	35,479,000	27,413,071
2.88%, 05/15/2049	6,118,000	4,546,917
3.50%, 02/15/2039	37,159,000	33,557,770
3.63%, 05/15/2053	5,575,000	4,774,465
3.88%, 02/15/2043 - 05/15/2043	41,538,000	37,652,562
4.00%, 11/15/2052	5,449,000	4,994,136
4.13%, 08/15/2053	5,136,000	4,812,592
4.25%, 05/15/2039 (F)	7,284,000	7,143,726
4.50%, 02/15/2044	33,221,000	32,733,067
4.63%, 05/15/2044 - 05/15/2054	11,335,000	11,436,517
4.75%, 11/15/2043 - 11/15/2053	5,720,000	5,880,191
U.S. Treasury Bonds, Principal Only STRIPS
Zero Coupon, 08/15/2052	82,601,000	23,882,266
U.S. Treasury Notes
0.63%, 05/15/2030	12,203,000	9,873,943
1.25%, 08/15/2031	24,025,000	19,522,189
1.38%, 11/15/2031	38,352,000	31,238,902
1.88%, 02/15/2032	14,309,500	12,031,718
2.88%, 08/15/2028 - 05/15/2032	9,561,300	8,679,696
3.38%, 05/15/2033	11,034,300	10,246,382
3.50%, 02/15/2033	9,678,000	9,087,113
3.88%, 08/15/2033	7,672,000	7,395,988
4.00%, 01/31/2029 - 02/15/2034	7,290,000	7,125,980
4.13%, 03/31/2029 - 11/15/2032	56,270,900	55,505,346
4.25%, 02/28/2031	30,024,000	29,878,571

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
4.38%, 08/31/2028 - 05/15/2034	$18,909,000	$ 18,951,032
4.50%, 03/31/2026 - 05/31/2029	24,834,000	24,995,238

		543,891,055

U.S. Treasury Inflation-Protected Securities - 1.6%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	36,347,252	22,374,474
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	14,573,095	13,051,486

		35,425,960

Total U.S. Government Obligations (Cost $603,829,146)		579,317,015

ASSET-BACKED SECURITIES - 10.6%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	2,087,424	2,077,722
ACM Auto Trust
Series 2023-2A, Class A, 7.97%, 06/20/2030 (A)	2,815,016	2,829,822
Anchorage Capital CLO 25 Ltd.
Series 2022-25A, Class C, 3-Month Term SOFR + 2.35%, 7.67% (B), 04/20/2035 (A)	1,000,000	999,763
Apidos CLO XXXI Ltd.
Series 2019-31A, Class A1R, 3-Month Term SOFR + 1.36%, 6.69% (B), 04/15/2031 (A)	7,000,000	7,000,000
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (A)	4,226,142	3,789,301
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	5,355,000	5,417,236
Series 2024-1A, Class A, 5.36%, 06/20/2030 (A)	5,270,000	5,248,081
Battalion CLO XXI Ltd.
Series 2021-21A, Class A, 3-Month Term SOFR + 1.44%, 6.77% (B), 07/15/2034 (A)	3,000,000	3,003,285
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	4,160,733	4,139,220
CARS-DB4 LP
Series 2020-1A, Class A1, 2.69%, 02/15/2050 (A)	4,430,133	4,335,352
Series 2020-1A, Class A4, 3.19%, 02/15/2050 (A)	1,230,990	1,202,647
CARS-DB5 LP
Series 2021-1A, Class A1, 1.44%, 08/15/2051 (A)	3,252,138	2,968,740
Series 2021-1A, Class A3, 1.92%, 08/15/2051 (A)	1,389,792	1,274,462

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES (continued)
CARS-DB7 LP
Series 2023-1A, Class A1, 5.75%, 09/15/2053 (A)	$7,760,000	$7,679,481
CIFC Funding Ltd.
Series 2017-4A, Class A1R, 3-Month Term SOFR + 1.21%, 6.53% (B), 10/24/2030 (A)	3,422,392	3,427,053
Citigroup Mortgage Loan Trust, Inc.
Series 2007-FS1, Class 1A1, 4.25% (B), 10/25/2037 (A)	1,478,975	1,383,920
DataBank Issuer LLC
Series 2021-1A, Class A2, 2.06%, 02/27/2051 (A)	6,419,000	5,957,614
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A, 1.76%, 04/15/2049 (A)	2,385,000	2,151,936
Diamond Resorts Owner Trust
Series 2021-1A, Class B, 2.05%, 11/21/2033 (A)	1,027,861	968,576
Dryden 80 CLO Ltd.
Series 2019-80A, Class AR, 3-Month Term SOFR + 1.25%, 6.57% (B), 01/17/2033 (A)	6,700,000	6,703,156
First Investors Auto Owner Trust
Series 2021-2A, Class A, 0.48%, 03/15/2027 (A)	276,969	275,354
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	8,210,000	8,176,827
GoodLeap Sustainable Home Solutions Trust
Series 2021-5CS, Class A, 2.31%, 10/20/2048 (A)	5,013,373	3,998,890
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (A)	593,130	488,693
Series 2022-3CS, Class A, 4.95%, 07/20/2049 (A)	585,303	544,476
Hertz Vehicle Financing III LLC
Series 2022-1A, Class B, 2.19%, 06/25/2026 (A)	4,450,000	4,298,477
Series 2023-3A, Class A, 5.94%, 02/25/2028 (A)	4,220,000	4,239,017
Hilton Grand Vacations Trust
Series 2018-AA, Class B, 3.70%, 02/25/2032 (A)	2,645,960	2,597,463
Series 2023-1A, Class A, 5.72%, 01/25/2038 (A)	3,020,702	3,044,169
Series 2024-1B, Class B, 5.99%, 09/15/2039 (A)	1,136,050	1,148,190
Series 2024-1B, Class C, 6.62%, 09/15/2039 (A)	1,145,517	1,158,084
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	3,540,782	3,560,937
Home Equity Asset Trust
Series 2004-4, Class M1, 1-Month Term SOFR + 0.89%, 6.24% (B), 10/25/2034	1,029,386	1,011,692

	Principal	Value

ASSET-BACKED SECURITIES (continued)
ICG US CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 6.79% (B), 10/20/2034 (A)	$9,325,000	$9,333,262
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.27%, 0.00% (B), 04/17/2034 (A)(G)	4,500,000	4,500,000
LCM XV LP
Series 15A, Class AR2, 3-Month Term SOFR + 1.26%, 6.59% (B), 07/20/2030 (A)	1,786,109	1,786,695
LCM XXV Ltd.
Series 25A, Class AR, 3-Month Term SOFR + 1.10%, 6.42% (B), 07/20/2030 (A)	1,790,686	1,791,025
Mosaic Solar Loan Trust
Series 2023-2A, Class A, 5.36%, 09/22/2053 (A)	7,428,262	7,246,343
MVW LLC
Series 2020-1A, Class A, 1.74%, 10/20/2037 (A)	1,105,871	1,041,911
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (A)	834,659	778,999
Series 2021-1WA, Class B, 1.44%, 01/22/2041 (A)	3,932,204	3,657,231
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	5,263,125	5,212,665
Series 2024-1A, Class A, 5.32%, 02/20/2043 (A)	1,464,479	1,461,735
Series 2024-1A, Class C, 6.20%, 02/20/2043 (A)	2,803,513	2,806,690
OZLM XV Ltd.
Series 2016-15A, Class BRR, 3-Month Term SOFR + 2.35%, 7.41% (B), 04/20/2033 (A)	3,900,000	3,903,705
OZLM XXIV Ltd.
Series 2019-24A, Class A1AR, 3-Month Term SOFR + 1.42%, 6.75% (B), 07/20/2032 (A)	5,000,000	5,003,505
RASC Trust
Series 2005-KS11, Class M2, 1-Month Term SOFR + 0.74%, 6.09% (B), 12/25/2035	288,853	288,114
Santander Drive Auto Receivables Trust
Series 2020-2, Class D, 2.22%, 09/15/2026	413,340	412,683
Series 2021-1, Class D, 1.13%, 11/16/2026	5,976,376	5,881,052
Series 2021-2, Class D, 1.35%, 07/15/2027	4,427,986	4,313,078
Series 2021-4, Class C, 1.26%, 02/16/2027	4,601,135	4,560,750

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2019-2A, Class A, 2.59%, 05/20/2036 (A)	$1,040,320	$1,038,463
Series 2020-2A, Class A, 1.33%, 07/20/2037 (A)	3,361,811	3,248,220
Series 2020-2A, Class B, 2.32%, 07/20/2037 (A)	1,686,691	1,631,153
Series 2021-1A, Class B, 1.34%, 11/20/2037 (A)	2,004,040	1,905,064
Series 2021-1A, Class C, 1.79%, 11/20/2037 (A)	881,860	839,651
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	5,272,195	5,225,496
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	2,551,301	2,547,368
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	5,629,783	5,692,626
Series 2024-1A, Class A, 5.15%, 01/20/2043 (A)	2,075,173	2,064,835
Series 2024-1A, Class B, 5.35%, 01/20/2043 (A)	1,699,199	1,690,994
Series 2024-1A, Class C, 5.94%, 01/20/2043 (A)	2,783,244	2,786,673
Series 2024-1A, Class D, 8.02%, 01/20/2043 (A)	989,407	995,441
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR, 3-Month Term SOFR + 1.24%, 6.57% (B), 07/25/2030 (A)	1,626,733	1,627,223
Symphony CLO XIX Ltd.
Series 2018-19A, Class A, 3-Month Term SOFR + 1.22%, 6.55% (B), 04/16/2031 (A)	4,251,316	4,252,153
TCI-Symphony CLO Ltd.
Series 2016-1A, Class AR2, 3-Month Term SOFR + 1.28%, 6.61% (B), 10/13/2032 (A)	4,334,599	4,337,559
TCW CLO Ltd.
Series 2018-1A, Class A1R, 3-Month Term SOFR + 1.23%, 6.56% (B), 04/25/2031 (A)	2,909,415	2,910,838
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2, 1.65%, 09/15/2045 (A)	9,170,000	8,684,689
Venture 38 CLO Ltd.
Series 2019-38A, Class A1R, 3-Month Term SOFR + 1.42%, 6.75% (B), 07/30/2032 (A)	4,900,000	4,902,019
Venture 43 CLO Ltd.
Series 2021-43A, Class A1, 3-Month Term SOFR + 1.50%, 6.83% (B), 04/15/2034 (A)	4,000,000	4,001,508
Venture XXVII CLO Ltd.
Series 2017-27A, Class AR, 3-Month Term SOFR + 1.31%, 6.64% (B), 07/20/2030 (A)	4,162,051	4,164,244
Veridian Auto Receivables Trust
Series 2023-1A, Class A2, 5.97%, 08/17/2026 (A)	1,816,497	1,817,232

	Principal	Value

ASSET-BACKED SECURITIES (continued)
Wellfleet CLO Ltd.
Series 2019-1A, Class BR, 3-Month Term SOFR + 2.61%, 7.94% (B), 07/20/2032 (A)	$3,000,000	$ 3,000,252
Westlake Automobile Receivables Trust
Series 2022-3A, Class B, 5.99%, 12/15/2027 (A)	4,095,000	4,097,749

Total Asset-Backed Securities (Cost $241,799,553)		244,540,529

MORTGAGE-BACKED SECURITIES - 9.5%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A1, 3.90%, 08/10/2035 (A)	5,900,000	5,681,185
20 Times Square Trust
Series 2018-20TS, Class B, 3.20% (B), 05/15/2035 (A)	5,148,000	4,462,293
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ANM, 3.11%, 11/05/2032 (A)	2,700,000	2,473,874
Banc of America Funding Trust
Series 2005-D, Class A1, 5.56% (B), 05/25/2035	818,015	741,724
BBCMS Mortgage Trust
Series 2018-TALL, Class D, 1-Month Term SOFR + 1.65%, 6.97% (B), 03/15/2037 (A)	5,000,000	4,300,208
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (B), 03/25/2064 (A)	3,964,198	3,973,982
BX Commercial Mortgage Trust
Series 2020-VKNG, Class C, 1-Month Term SOFR + 1.51%, 6.84% (B), 10/15/2037 (A)	1,624,000	1,607,760
Citigroup Commercial Mortgage Trust
Series 2016-P5, Class AAB, 2.84%, 10/10/2049	2,650,447	2,591,117
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (B), 04/25/2069 (A)	3,906,075	3,907,158
Series 2024-3, Class A1, 6.39% (B), 06/25/2069 (A)	11,574,124	11,645,655
COMM Mortgage Trust
Series 2016-787S, Class A, 3.55%, 02/10/2036 (A)	5,000,000	4,723,914
CSMC Trust
Series 2020-RPL4, Class A1, 2.00% (B), 01/25/2060 (A)	10,544,312	9,196,146
Series 2021-RPL3, Class A1, 2.00% (B), 01/25/2060 (A)	5,262,357	4,529,729
DOLP Trust
Series 2021-NYC, Class A, 2.96%, 05/10/2041 (A)	5,300,000	4,416,069
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A, 3.14%, 12/10/2036 (A)	5,000,000	4,928,545

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Fontainebleau Miami Beach Trust (continued)
Series 2019-FBLU, Class C, 3.75%, 12/10/2036 (A)	$2,800,000	$2,747,885
Series 2019-FBLU, Class D, 4.10% (B), 12/10/2036 (A)	1,500,000	1,462,764
GCAT Trust
Series 2023-NQM1, Class A1, 6.01% (B), 01/25/2059 (A)	6,405,239	6,391,692
GS Mortgage Securities Trust
Series 2016-GS3, Class AAB, 2.78%, 10/10/2049	1,530,840	1,494,091
HarborView Mortgage Loan Trust
Series 2006-7, Class 2A1A, 1-Month Term SOFR + 0.51%, 5.85% (B), 09/19/2046	107,116	91,366
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-ACE, Class A, 3.29%, 01/10/2037 (A)	7,500,000	7,360,357
MetLife Securitization Trust
Series 2017-1A, Class A, 3.00% (B), 04/25/2055 (A)	1,400,344	1,309,289
MFA Trust
Series 2021-RPL1, Class A1, 1.13% (B), 07/25/2060 (A)	4,246,687	3,746,420
Mill City Mortgage Loan Trust
Series 2019-1, Class A1, 3.25% (B), 10/25/2069 (A)	796,339	762,984
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class ASB, 3.07%, 02/15/2048	155,655	155,122
Series 2015-C27, Class ASB, 3.56%, 12/15/2047	1,019,103	1,008,696
New Residential Mortgage Loan Trust
Series 2016-4A, Class A1, 3.75% (B), 11/25/2056 (A)	2,878,825	2,668,241
Series 2018-RPL1, Class A1, 3.50% (B), 12/25/2057 (A)	6,800,700	6,436,949
Series 2019-2A, Class A1, 4.25% (B), 12/25/2057 (A)	5,196,648	4,963,111
Series 2019-4A, Class A1B, 3.50% (B), 12/25/2058 (A)	6,199,950	5,675,991
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	2,757,810	2,540,611
Series 2019-6A, Class A1B, 3.50% (B), 09/25/2059 (A)	2,294,945	2,128,270
Series 2019-RPL2, Class A1, 3.25% (B), 02/25/2059 (A)	3,812,065	3,610,323
Series 2020-1A, Class A1B, 3.50% (B), 10/25/2059 (A)	7,495,171	6,881,556
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (B), 03/25/2063 (A)	2,909,957	2,910,122
Series 2024-NQM4, Class A1, 6.07% (B), 01/25/2064 (A)	4,851,063	4,843,373
Series 2024-NQM5, Class A1, 5.99% (B), 12/01/2064 (A)	1,900,376	1,899,390
Series 2024-NQM6, Class A1, 6.45% (B), 02/25/2064 (A)	4,793,656	4,828,704

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Reperforming Loan Trust REMICS
Series 2006-R1, Class AF1, 1-Month Term SOFR + 0.45%, 5.80% (B), 01/25/2036 (A)	$ 954,978	$ 881,613
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (B), 06/25/2057 (A)	4,400,663	4,204,465
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	7,926,806	7,641,729
Series 2018-2, Class A1, 3.25% (B), 03/25/2058 (A)	184,088	178,642
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	6,822,588	6,281,556
Series 2019-1, Class A1, 3.75% (B), 03/25/2058 (A)	9,012,916	8,580,780
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	7,174,355	6,706,015
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	12,279,311	10,870,379
Series 2022-1, Class A1, 3.75% (B), 07/25/2062 (A)	10,436,607	9,709,448
Series 2022-4, Class A1, 3.75%, 09/25/2062 (A)	9,621,951	8,978,281
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	8,736,883	8,230,177
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR13, Class A1A1, 1-Month Term SOFR + 0.69%, 6.04% (B), 10/25/2045	564,804	541,313

Total Mortgage-Backed Securities (Cost $219,745,505)		217,901,064

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.0%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/2052	901,800	768,853
3.50%, 08/01/2049	581,880	522,571
5.50%, 04/01/2053 - 07/01/2053 (G)	22,885,475	22,609,068
1-Year RFUCC Treasury + 1.35%, 5.63% (B), 09/01/2035	12,634	12,804
1-Year RFUCC Treasury + 1.87%, 6.12% (B), 09/01/2035	55,881	56,114
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.01%, 07/25/2025	2,052	2,003
Federal National Mortgage Association
3.00%, 08/01/2049 - 05/01/2052	1,897,637	1,620,267
4.00%, 10/01/2047 - 02/01/2048	1,472,585	1,377,344
4.50%, 08/01/2052	8,783,369	8,306,479
5.00%, 01/01/2025 - 02/01/2054	38,107,311	36,920,962
5.50%, 03/01/2053	9,995,468	9,878,346
1-Year RFUCC Treasury + 1.34%, 5.59% (B), 12/01/2034	642	639
1-Year CMT + 2.15%, 5.90% (B), 07/01/2032	1,916	1,932
1-Year CMT + 1.81%, 5.95% (B), 08/01/2035	4,153	4,179
6.00%, 06/01/2054 (G)	11,394,662	11,453,985

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
1-Year CMT + 2.18%, 6.30% (B), 10/01/2035	$ 1,025	$ 1,041
12-MTA + 1.20%, 6.31% (B), 06/01/2043	22,278	22,199
6-Month RFUCC Treasury + 1.75%, 6.50% (B), 05/01/2035	39,051	38,953
1-Year CMT + 2.22%, 6.52% (B), 01/01/2028	1,456	1,450
6-Month RFUCC Treasury + 1.61%, 7.36% (B), 08/01/2036	4,511	4,518
Uniform Mortgage-Backed Security, TBA
2.00%, 07/01/2054 (G)	70,366,000	55,190,634
2.50%, 07/01/2054 (G)	23,889,000	19,563,051
5.50%, 07/01/2054 (G)	39,740,000	39,240,451

Total U.S. Government Agency Obligations (Cost $208,421,223)		207,597,843

FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
Colombia - 0.1%
Colombia Government International Bonds
3.13%, 04/15/2031	2,326,000	1,830,358

Cote d’Ivoire - 0.1%
Ivory Coast Government International Bonds
8.25%, 01/30/2037 (A)	3,772,000	3,647,524

Dominican Republic - 0.4%
Dominican Republic International Bonds
4.88%, 09/23/2032 (A)	1,489,000	1,332,105
5.50%, 01/27/2025 (E)	2,640,000	2,633,454
6.60%, 06/01/2036 (A)(G)	5,227,000	5,199,371

		9,164,930

Serbia - 0.2%
Serbia International Bonds
6.00%, 06/12/2034 (A)	3,791,000	3,732,410

Uzbekistan - 0.1%
Republic of Uzbekistan International Bonds 3.90%, 10/19/2031 (A)	2,745,000	2,229,333

Total Foreign Government Obligations (Cost $20,358,518)		20,604,555

LOAN ASSIGNMENT - 0.0% (H)
IT Services - 0.0% (H)
Rackspace Technology Global, Inc. 1st Lien Term Loan, 1-Month Term SOFR + 6.25%, 11.69% (B), 05/15/2028	1,067,408	1,075,859

Total Loan Assignment (Cost $1,026,017)		1,075,859

	Principal	Value

COMMERCIAL PAPER - 1.5%
Financial Services - 1.5%
Britannia Funding Co. LLC
5.50% (I), 09/06/2024 (A)	$ 5,272,000	$ 5,216,370
Glencove Funding LLC
5.60% (I), 12/02/2024 (A)	16,112,000	15,736,404
Liberty Street Funding LLC
5.59% (I), 11/01/2024 (A)	13,500,000	13,246,740

Total Commercial Paper (Cost $34,204,471)		34,199,514

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 3.8%
U.S. Treasury Bills
5.31% (I), 08/01/2024	11,522,000	11,470,109
5.34% (I), 09/19/2024	24,171,000	23,890,993
5.38% (I), 09/12/2024	47,496,000	46,992,436
5.40% (I), 08/29/2024	4,984,000	4,941,056

Total Short-Term U.S. Government Obligations (Cost $87,266,631)		87,294,594

	Shares	Value

OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (I)	5,503,210	5,503,210

Total Other Investment Company (Cost $5,503,210)		5,503,210

	Principal	Value

REPURCHASE AGREEMENT - 2.7%
Fixed Income Clearing Corp., 2.50% (I), dated 06/28/2024, to be repurchased at $61,714,543 on 07/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 03/31/2026, and with a value of $62,935,904.	$61,701,689	61,701,689

Total Repurchase Agreement (Cost $61,701,689)		61,701,689

Total Investments (Cost $2,477,733,019)		2,468,577,261

Net Other Assets (Liabilities) - (7.2)%		(164,983,586)

Net Assets - 100.0%		$2,303,593,675

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value

ASSETS
Investments
Corporate Debt Securities	$—	$1,008,841,389	$—	$1,008,841,389
U.S. Government Obligations	—	579,317,015	—	579,317,015
Asset-Backed Securities	—	244,540,529	—	244,540,529
Mortgage-Backed Securities	—	217,901,064	—	217,901,064
U.S. Government Agency Obligations	—	207,597,843	—	207,597,843
Foreign Government Obligations	—	20,604,555	—	20,604,555
Loan Assignment	—	1,075,859	—	1,075,859
Commercial Paper	—	34,199,514	—	34,199,514
Short-Term U.S. Government Obligations	—	87,294,594	—	87,294,594
Other Investment Company	5,503,210	—	—	5,503,210
Repurchase Agreement	—	61,701,689	—	61,701,689

Total Investments	$5,503,210	$2,463,074,051	$—	$2,468,577,261

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the total value of 144A securities is $868,265,815, representing 37.7% of the Portfolio’s net assets.

(B)

Floating or variable rate security. The rate disclosed is as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)

All or a portion of the security is on loan. The total value of the securities on loan is $11,336,208, collateralized by cash collateral of $5,503,210 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $6,069,895. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2024, the total value of the Regulation S securities is $14,290,109, representing 0.6% of the Portfolio’s net assets.

(F)	Security is subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended June 30, 2024 was $0 at a weighted average interest rate of 0%.
(G)

When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Rate disclosed reflects the yield at June 30, 2024.
(J)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):

CMT	Constant Maturity Treasury
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Bond VP

STATEMENT OF ASSETS AND LIABILITIES At June 30, 2024 (unaudited)	STATEMENT OF OPERATIONS For the period ended June 30, 2024 (unaudited)

Assets:
Investments, at value (cost $2,416,031,330) (including securities loaned of $11,336,208)	$2,406,875,572
Repurchase agreement, at value (cost $61,701,689)	61,701,689
Cash	2,724
Foreign currency, at value (cost $384)	376
Receivables and other assets:
Investments sold	27,102,033
Net income from securities lending	5,894
Shares of beneficial interest sold	21,762
Interest	20,894,627
Prepaid expenses	11,136

Total assets	2,516,615,813

Liabilities:
Cash collateral received upon return of:
Securities on loan	5,503,210
Cash collateral at broker for:
TBA commitments	885,000
Payables and other liabilities:
Investments purchased	47,763,075
When-issued, delayed-delivery, forward and TBA commitments purchased	157,460,553
Shares of beneficial interest redeemed	203,626
Investment management fees	862,605
Distribution and service fees	90,439
Transfer agent costs	2,243
Trustee and CCO fees	7,819
Audit and tax fees	36,566
Custody fees	75,909
Legal fees	27,811
Printing and shareholder reports fees	63,028
Other accrued expenses	40,254

Total liabilities	213,022,138

Net assets	$2,303,593,675

Net assets consist of:
Capital stock ($0.01 par value)	$2,383,802
Additional paid-in capital	2,452,954,642
Total distributable earnings (accumulated losses)	(151,744,769)

Net assets	$2,303,593,675

Net assets by class:
Initial Class	$1,833,690,056
Service Class	469,903,619

Shares outstanding:
Initial Class	189,336,201
Service Class	49,044,045

Net asset value and offering price per share:
Initial Class	$9.68
Service Class	9.58

Investment income:
Interest income	$63,851,473
Net income from securities lending	66,282
Total investment income	63,917,755

Expenses:
Investment management fees	5,713,648
Distribution and service fees:
Service Class	590,530
Transfer agent costs	13,585
Trustee and CCO fees	55,687
Audit and tax fees	36,669
Custody fees	88,392
Legal fees	82,736
Printing and shareholder reports fees	60,264
Other	85,170

Total expenses	6,726,681

Net investment income (loss)	57,191,074

Net realized gain (loss) on:
Investments	(7,665,903)
Foreign currency transactions	(147)

Net realized gain (loss)	(7,666,050)

Net change in unrealized appreciation (depreciation) on:
Investments	(51,606,410)
Translation of assets and liabilities denominated in foreign currencies	111

Net change in unrealized appreciation (depreciation)	(51,606,299)

Net realized and change in unrealized gain (loss)	(59,272,349)

Net increase (decrease) in net assets resulting from operations	$(2,081,275)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Bond VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023
From operations:
Net investment income (loss)	$57,191,074	$ 92,840,366
Net realized gain (loss)	(7,666,050)	(9,888,422)
Net change in unrealized appreciation (depreciation)	(51,606,299)	47,084,290

Net increase (decrease) in net assets resulting from operations	(2,081,275)	130,036,234

Dividends and/or distributions to shareholders:
Initial Class	—	(14,721,993)
Service Class	—	(3,240,146)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(17,962,139)

Capital share transactions:
Proceeds from shares sold:
Initial Class	6,263,764	1,469,059,339
Service Class	3,838,099	4,945,369
	10,101,863	1,474,004,708
Dividends and/or distributions reinvested:
Initial Class	—	14,721,993
Service Class	—	3,240,146
	—	17,962,139
Cost of shares redeemed:
Initial Class	(172,729,360)	(340,674,893)
Service Class	(33,872,244)	(75,408,414)

	(206,601,604)	(416,083,307)

Net increase (decrease) in net assets resulting from capital share transactions	(196,499,741)	1,075,883,540

Net increase (decrease) in net assets	(198,581,016)	1,187,957,635

Net assets:
Beginning of period/year	2,502,174,691	1,314,217,056
End of period/year	$2,303,593,675	$ 2,502,174,691

Capital share transactions - shares:
Shares issued:
Initial Class	653,091	156,701,918
Service Class	403,896	530,972
	1,056,987	157,232,890
Shares reinvested:
Initial Class	—	1,588,133
Service Class	—	352,573
	—	1,940,706
Shares redeemed:
Initial Class	(18,120,931)	(35,729,393)
Service Class	(3,571,430)	(8,161,549)
	(21,692,361)	(43,890,942)
Net increase (decrease) in shares outstanding:
Initial Class	(17,467,840)	122,560,658
Service Class	(3,167,534)	(7,278,004)
	(20,635,374)	115,282,654

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Bond VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019

Net asset value, beginning of period/year	$9.68		$9.18	$11.08		$12.08		$11.77		$11.12

Investment operations:
Net investment income (loss)(A)	0.23		0.43	0.28		0.23		0.27		0.31
Net realized and unrealized gain (loss)	(0.23)		0.16	(1.91)		(0.33)		0.61		0.63
Total investment operations	—		0.59	(1.63)		(0.10)		0.88		0.94

Dividends and/or distributions to shareholders:
Net investment income	—		(0.09)	(0.27)		(0.18)		(0.52)		(0.29)
Net realized gains	—		—	—		(0.72)		(0.05)		—
Total dividends and/or distributions to shareholders	—		(0.09)	(0.27)		(0.90)		(0.57)		(0.29)
Net asset value, end of period/year	$9.68		$9.68	$9.18		$11.08		$12.08		$11.77

Total return	0.00	%(B)	6.45%	(14.84)%		(0.87)%		7.68%		8.41%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,833,690		$2,001,616	$773,454		$1,153,539		$1,372,817		$1,805,918
Expenses to average net assets	0.52	%(C)	0.53%	0.66%		0.67%		0.67%		0.67%
Net investment income (loss) to average net assets	4.92	%(C)	4.67%	2.82%		1.96%		2.24%		2.63%
Portfolio turnover rate	36	%(B)	76%	126	%(D)	18	%(D)	30	%(D)	27	%(D)

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Excludes sale-buyback transactions.

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019

Net asset value, beginning of period/year	$9.59		$9.09	$10.97		$11.96		$11.65		$11.01

Investment operations:
Net investment income (loss)(A)	0.22		0.40	0.25		0.20		0.24		0.27
Net realized and unrealized gain (loss)	(0.23)		0.16	(1.89)		(0.32)		0.61		0.63
Total investment operations	(0.01)		0.56	(1.64)		(0.12)		0.85		0.90

Dividends and/or distributions to shareholders:
Net investment income	—		(0.06)	(0.24)		(0.15)		(0.49)		(0.26)
Net realized gains	—		—	—		(0.72)		(0.05)		—
Total dividends and/or distributions to shareholders	—		(0.06)	(0.24)		(0.87)		(0.54)		(0.26)
Net asset value, end of period/year	$9.58		$9.59	$9.09		$10.97		$11.96		$11.65

Total return	(0.10	)%(B)	6.18%	(15.08)%		(1.07)%		7.40%		8.22%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$469,904		$500,559	$540,763		$748,830		$813,000		$811,186
Expenses to average net assets	0.77	%(C)	0.78%	0.91%		0.92%		0.92%		0.92%
Net investment income (loss) to average net assets	4.67	%(C)	4.38%	2.58%		1.72%		1.99%		2.38%
Portfolio turnover rate	36	%(B)	76%	126	%(D)	18	%(D)	30	%(D)	27	%(D)

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon Bond VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2024 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

The Portfolio held no unfunded loan participations at June 30, 2024. Open funded loan participations and assignments at June 30, 2024, if any, are included within the Schedule of Investments.

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2024, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2024, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2024, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Sale-buyback: The Portfolio may enter into sale-buyback financing transactions. The Portfolio accounts for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolio to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio, the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio’s forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolio’s portfolio turnover rates. The Portfolio recognizes price drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2024, the Portfolio earned price drop fee income of $0. The price drop fee income is included in Interest income within the Statement of Operations.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions within the Statement of Assets and Liabilities. The interest expense is included within Interest income on the Statement of Operations. In periods of increased demand of the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio, and is included in Interest income on the Statement of Operations.

Open sale-buyback financing transactions at June 30, 2024, if any, are identified within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total

Securities Lending Transactions Corporate Debt Securities	$ 5,503,210	$ —	$ —	$ —	$ 5,503,210

Total Borrowings	$ 5,503,210	$ —	$ —	$ —	$ 5,503,210

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK FACTORS (continued)

Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.

Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Portfolio, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, AUIM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate

First $500 million	0.510%
Over $500 million up to $1 billion	0.490
Over $1 billion up to $1.5 billion	0.480
Over $1.5 billion	0.475

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through

Effective May 1, 2024
Initial Class	0.58%	May 1, 2025
Service Class	0.83	May 1, 2025
Prior to May 1,2024
Initial Class	0.66
Service Class	0.87

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities

Long-Term	U.S. Government	Long-Term	U.S. Government

$ 366,816,297	$ 435,208,679	$ 360,183,606	$ 568,226,169

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 2,477,733,019	$ 28,648,790	$ (37,804,548)	$ (9,155,758)

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Aegon Bond VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-year period and below the benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2022 pursuant to its current investment strategies. The Trustees also noted recent changes in the legal and compliance team at the Sub-Adviser.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc. PO Box 219945 Kansas City, MO 64121-9945 Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES - 35.3%
Aerospace & Defense - 1.0%
BAE Systems PLC
5.30%, 03/26/2034 (A)	$ 539,000	$ 535,150
Boeing Co.
6.53%, 05/01/2034 (A)	1,119,000	1,147,839
6.86%, 05/01/2054 (A)	381,000	392,798
General Electric Co.
4.50%, 03/11/2044	1,175,000	1,026,011
HEICO Corp.
5.35%, 08/01/2033	791,000	785,307

		3,887,105

Automobile Components - 0.2%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032	489,000	424,723
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	406,000	419,716

		844,439

Automobiles - 1.3%
BMW US Capital LLC
2.80%, 04/11/2026 (A)	703,000	674,618
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	868,000	840,008
6.95%, 03/06/2026	600,000	609,663
General Motors Co.
6.25%, 10/02/2043	209,000	208,905
General Motors Financial Co., Inc.
5.00%, 04/09/2027	668,000	661,269
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (A)	819,000	852,839
Stellantis Finance US, Inc.
2.69%, 09/15/2031 (A)	559,000	462,347
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	650,000	576,142

		4,885,791

Banks - 6.2%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	600,000	599,049
Bank of America Corp.
Fixed until 01/23/2034, 5.47% (B), 01/23/2035	474,000	474,706
Fixed until 09/15/2028, 5.82% (B), 09/15/2029	2,536,000	2,590,264
Barclays PLC
Fixed until 03/12/2054, 6.04% (B), 03/12/2055	200,000	203,664
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	867,000	882,159
Citigroup, Inc.
Fixed until 06/11/2034, 5.45% (B), 06/11/2035	388,000	385,804
Fixed until 05/25/2033, 6.17% (B), 05/25/2034	737,000	750,538

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (B), 11/26/2025	$ 440,000	$ 436,213
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (B), 10/21/2032	1,056,000	879,512
ING Groep NV
Fixed until 09/11/2033, 6.11% (B), 09/11/2034	581,000	600,081
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	1,348,000	1,489,207
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (B), 04/22/2027	1,126,000	1,050,810
Fixed until 01/23/2029, 5.01% (B), 01/23/2030	2,137,000	2,121,913
Fixed until 01/23/2034, 5.34% (B), 01/23/2035	475,000	473,148
Fixed until 04/22/2034, 5.77% (B), 04/22/2035	352,000	361,897
Lloyds Banking Group PLC
Fixed until 08/11/2032, 4.98% (B), 08/11/2033	431,000	412,611
Fixed until 01/05/2034, 5.68% (B), 01/05/2035	707,000	705,507
M&T Bank Corp.
Fixed until 03/13/2031, 6.08% (B), 03/13/2032 (C)	378,000	377,107
Morgan Stanley
Fixed until 01/16/2029, 5.17% (B), 01/16/2030	1,890,000	1,886,357
Fixed until 01/18/2034, 5.47% (B), 01/18/2035	356,000	355,762
Fixed until 04/19/2034, 5.83% (B), 04/19/2035	733,000	752,977
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (B), 01/22/2035	133,000	133,997
Fixed until 08/18/2033, 5.94% (B), 08/18/2034	750,000	770,204
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (B), 01/26/2034	672,000	644,590
Fixed until 01/24/2034, 5.71% (B), 01/24/2035	514,000	512,761
Fixed until 06/08/2033, 5.87% (B), 06/08/2034	401,000	404,794
Fixed until 10/30/2028, 7.16% (B), 10/30/2029	367,000	389,878
UBS Group AG
Fixed until 09/11/2024, 2.59% (B), 09/11/2025 (A)	703,000	698,336
Fixed until 08/12/2032, 6.54% (B), 08/12/2033 (A)	789,000	829,920
Wells Fargo & Co.
Fixed until 07/25/2033, 5.56% (B), 07/25/2034	1,063,000	1,064,436

		23,238,202

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	$ 751,000	$ 645,964
Constellation Brands, Inc.
3.15%, 08/01/2029	371,000	336,711
3.70%, 12/06/2026	177,000	170,996
Diageo Capital PLC
5.50%, 01/24/2033	445,000	458,337

		1,612,008

Biotechnology - 0.5%
Amgen, Inc.
2.80%, 08/15/2041	455,000	321,141
5.60%, 03/02/2043	434,000	429,304
CSL Finance PLC
4.63%, 04/27/2042 (A)	450,000	403,683
Gilead Sciences, Inc.
4.15%, 03/01/2047	183,000	149,295
Royalty Pharma PLC
2.20%, 09/02/2030	595,000	496,281

		1,799,704

Building Products - 0.3%
Lowe’s Cos., Inc.
3.75%, 04/01/2032	1,008,000	916,758
Mohawk Industries, Inc.
5.85%, 09/18/2028	412,000	420,519

		1,337,277

Capital Markets - 0.5%
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (B), 05/19/2034	1,308,000	1,336,244
LPL Holdings, Inc.
5.70%, 05/20/2027	389,000	390,601

		1,726,845

Chemicals - 0.4%
Celanese US Holdings LLC
6.70%, 11/15/2033	540,000	568,513
Nutrien Ltd.
4.90%, 03/27/2028	462,000	456,788
OCP SA
6.75%, 05/02/2034 (A)	367,000	376,351

		1,401,652

Commercial Services & Supplies - 1.7%
ADT Security Corp.
4.13%, 08/01/2029 (A)	712,000	656,700
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	334,000	326,042
5.80%, 04/15/2034 (A)	230,000	228,681
Element Fleet Management Corp.
6.32%, 12/04/2028 (A)	1,141,000	1,180,412
GXO Logistics, Inc.
2.65%, 07/15/2031	1,578,000	1,281,499
6.50%, 05/06/2034	442,000	449,667
Quanta Services, Inc.
2.90%, 10/01/2030	853,000	752,258

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Triton Container International Ltd.
3.15%, 06/15/2031 (A)	$ 478,000	$ 398,437
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	732,000	603,629
Veralto Corp.
5.45%, 09/18/2033 (A)	487,000	487,003

		6,364,328

Construction Materials - 0.0% (D)
Holcim Finance US LLC
4.75%, 09/22/2046 (A)	220,000	191,036

Consumer Staples Distribution & Retail - 0.4%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	872,000	699,612
Sysco Corp.
3.30%, 07/15/2026	793,000	762,631

		1,462,243

Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	593,000	549,677

Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033	430,000	441,653

Diversified REITs - 1.4%
Broadstone Net Lease LLC
2.60%, 09/15/2031	1,003,000	798,471
Safehold GL Holdings LLC
6.10%, 04/01/2034	590,000	583,967
SBA Tower Trust
6.60%, 11/15/2052 (A)	3,165,000	3,230,853
WP Carey, Inc.
5.38%, 06/30/2034	622,000	605,963

		5,219,254

Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.
1.68%, 10/30/2030	851,000	692,110
2.99%, 10/30/2056	1,459,000	899,213

		1,591,323

Electric Utilities - 1.1%
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	65,000	66,024
CMS Energy Corp.
2.95%, 02/15/2027	93,000	87,083
4.88%, 03/01/2044	117,000	106,160
DTE Electric Co.
4.30%, 07/01/2044	1,187,000	1,011,969
Duke Energy Corp.
3.75%, 09/01/2046	1,162,000	849,524
Duke Energy Progress LLC
3.60%, 09/15/2047	805,000	583,839

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	$44,000	$ 42,552
Pacific Gas & Electric Co.
3.75%, 08/15/2042	80,000	57,739
Public Service Co. of Oklahoma
6.63%, 11/15/2037	142,000	152,604
Public Service Electric & Gas Co.
3.00%, 05/15/2025	794,000	778,155
Vistra Operations Co. LLC
6.88%, 04/15/2032 (A)	408,000	414,186

		4,149,835

Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp.
5.25%, 04/05/2034	753,000	752,216
Arrow Electronics, Inc.
2.95%, 02/15/2032	786,000	658,595
5.88%, 04/10/2034	383,000	379,900
Keysight Technologies, Inc.
4.60%, 04/06/2027	652,000	640,494
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	471,000	432,575
Trimble, Inc.
6.10%, 03/15/2033	647,000	671,147

		3,534,927

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	673,000	642,917

Financial Services - 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	867,000	850,989
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	411,000	386,729
5.50%, 12/15/2024 (A)	1,381,000	1,377,269
Avolon Holdings Funding Ltd.
5.50%, 01/15/2026 (A)	434,000	430,542
5.75%, 11/15/2029 (A)	1,144,000	1,136,856

		4,182,385

Food Products - 0.6%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	792,000	678,638
Cargill, Inc.
5.13%, 10/11/2032 (A)	461,000	460,863
J M Smucker Co.
6.50%, 11/15/2043	381,000	402,394
Viterra Finance BV
4.90%, 04/21/2027 (A)	634,000	624,179

		2,166,074

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	$694,000	$ 656,481
5.75%, 12/06/2052 (A)	324,000	329,319

		985,800

Health Care Providers & Services - 1.9%
Cardinal Health, Inc.
5.45%, 02/15/2034	467,000	465,794
Centene Corp.
3.00%, 10/15/2030	669,000	571,988
3.38%, 02/15/2030	540,000	479,323
Cigna Group
2.40%, 03/15/2030	686,000	593,952
5.25%, 02/15/2034	877,000	866,562
CVS Health Corp.
5.25%, 01/30/2031	317,000	313,833
6.00%, 06/01/2044	693,000	681,663
Elevance Health, Inc.
2.25%, 05/15/2030	563,000	482,767
5.13%, 02/15/2053	446,000	412,298
HCA, Inc.
5.60%, 04/01/2034	593,000	590,570
6.00%, 04/01/2054	590,000	584,559
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	292,000	288,302
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	350,000	329,432
UnitedHealth Group, Inc.
5.20%, 04/15/2063	692,000	644,395

		7,305,438

Health Care REITs - 0.2%
DOC DR LLC
2.63%, 11/01/2031	997,000	826,844

Health Care Technology - 0.1%
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030	331,000	340,389

Hotel & Resort REITs - 0.1%
Host Hotels & Resorts LP
5.70%, 07/01/2034	286,000	281,640

Hotels, Restaurants & Leisure - 0.5%
Hyatt Hotels Corp.
1.80%, 10/01/2024	378,000	374,013
5.25%, 06/30/2029	599,000	594,474
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	1,142,000	932,219

		1,900,706

Insurance - 1.6%
Allstate Corp.
5.05%, 06/24/2029	1,232,000	1,227,203
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	1,614,000	1,578,759

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Equitable Holdings, Inc.
5.59%, 01/11/2033	$847,000	$ 859,604
Global Atlantic Finance Co.
6.75%, 03/15/2054 (A)	159,000	157,986
7.95%, 06/15/2033 (A)	723,000	795,077
Muenchener Rueckversicherungs-Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	600,000	598,536
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (B), 10/01/2050	916,000	796,588

		6,013,753

Interactive Media & Services - 0.2%
Meta Platforms, Inc.
4.80%, 05/15/2030	703,000	704,434

Internet & Catalog Retail - 0.0% (D)
Expedia Group, Inc.
2.95%, 03/15/2031	57,000	49,365

Machinery - 0.6%
CNH Industrial Capital LLC
4.55%, 04/10/2028	645,000	631,147
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,168,000	1,027,835
Ingersoll Rand, Inc.
5.45%, 06/15/2034	584,000	590,268

		2,249,250

Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	659,000	485,768
Comcast Corp.
2.94%, 11/01/2056	378,000	229,406
NBCUniversal Media LLC
4.45%, 01/15/2043	461,000	399,230
Paramount Global
4.20%, 05/19/2032	393,000	321,609

		1,436,013

Metals & Mining - 0.7%
Anglo American Capital PLC
4.50%, 03/15/2028 (A)	972,000	942,815
ArcelorMittal SA
6.55%, 11/29/2027	950,000	979,677
Glencore Funding LLC
2.63%, 09/23/2031 (A)	791,000	650,152

		2,572,644

Office REITs - 0.3%
COPT Defense Properties LP
2.00%, 01/15/2029	454,000	385,177
Highwoods Realty LP
7.65%, 02/01/2034	281,000	302,174

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Office REITs (continued)
Kilroy Realty LP
4.25%, 08/15/2029	$308,000	$ 279,313

		966,664

Oil, Gas & Consumable Fuels - 3.2%
Boardwalk Pipelines LP
3.40%, 02/15/2031	411,000	360,242
Chevron USA, Inc.
3.25%, 10/15/2029	582,000	540,362
Diamondback Energy, Inc.
5.40%, 04/18/2034	1,008,000	999,194
Enbridge, Inc.
5.63%, 04/05/2034	839,000	839,538
Energy Transfer LP
5.15%, 02/01/2043	468,000	411,067
5.55%, 02/15/2028	408,000	411,318
5.95%, 10/01/2043	433,000	420,922
Enterprise Products Operating LLC
4.25%, 02/15/2048	1,446,000	1,188,007
EQM Midstream Partners LP
6.38%, 04/01/2029 (A)	245,000	247,471
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	316,000	320,379
Occidental Petroleum Corp.
5.55%, 03/15/2026	983,000	981,158
ONEOK, Inc.
6.10%, 11/15/2032	941,000	973,997
Ovintiv, Inc.
6.25%, 07/15/2033	624,000	644,414
Petroleos Mexicanos
6.84%, 01/23/2030	1,306,000	1,149,663
7.69%, 01/23/2050	290,000	209,547
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	668,000	610,381
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	393,000	379,382
Shell International Finance BV
2.50%, 09/12/2026	413,000	390,927
3.75%, 09/12/2046	548,000	425,479
Western Midstream Operating LP
6.15%, 04/01/2033	640,000	656,422
Williams Cos., Inc.
5.40%, 03/04/2044	76,000	71,876

		12,231,746

Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	346,864	321,389

Personal Care Products - 0.4%
Haleon US Capital LLC
3.38%, 03/24/2027	450,000	429,422
Kenvue, Inc.
5.00%, 03/22/2030	1,035,000	1,039,080

		1,468,502

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.9%
AbbVie, Inc.
5.05%, 03/15/2034	$741,000	$ 740,375
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	575,000	546,401
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	285,000	279,760
Merck & Co., Inc.
5.00%, 05/17/2053	824,000	779,052
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	692,000	660,796
Viatris, Inc.
2.30%, 06/22/2027	398,000	363,439

		3,369,823

Professional Services - 0.3%
Equifax, Inc.
2.60%, 12/01/2024	681,000	671,986
5.10%, 12/15/2027	371,000	369,556

		1,041,542

Residential REITs - 0.4%
American Homes 4 Rent LP
5.50%, 02/01/2034	775,000	763,397
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	678,000	619,627

		1,383,024

Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	998,000	927,646
Broadcom, Inc.
3.14%, 11/15/2035 (A)	777,000	623,813
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	696,000	691,264
KLA Corp.
3.30%, 03/01/2050	739,000	522,905
Microchip Technology, Inc.
0.98%, 09/01/2024	628,000	622,688
5.05%, 03/15/2029	743,000	737,413
Micron Technology, Inc.
5.30%, 01/15/2031	788,000	787,000
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	400,000	264,516
3.40%, 05/01/2030	701,000	635,626
QUALCOMM, Inc.
3.25%, 05/20/2050	522,000	370,499

		6,183,370

Software - 0.9%
Constellation Software, Inc.
5.16%, 02/16/2029 (A)	228,000	228,063
Fiserv, Inc.
5.45%, 03/02/2028	659,000	665,236
Intuit, Inc.
5.50%, 09/15/2053	292,000	295,068

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Software (continued)
Oracle Corp.
3.65%, 03/25/2041	$525,000	$ 403,237
6.90%, 11/09/2052	678,000	762,864
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	1,072,000	1,054,431

		3,408,899

Specialized REITs - 0.7%
Extra Space Storage LP
5.90%, 01/15/2031	969,000	990,912
VICI Properties LP
4.95%, 02/15/2030	764,000	737,268
Weyerhaeuser Co.
4.00%, 04/15/2030	817,000	763,111

		2,491,291

Tobacco - 0.6%
BAT Capital Corp.
6.00%, 02/20/2034	923,000	935,673
Philip Morris International, Inc.
5.25%, 02/13/2034	570,000	560,263
5.63%, 11/17/2029	729,000	744,972

		2,240,908

Wireless Telecommunication Services - 0.5%
T-Mobile USA, Inc.
3.50%, 04/15/2031	761,000	685,153
3.88%, 04/15/2030	481,000	449,937
5.15%, 04/15/2034	785,000	773,265

		1,908,355

Total Corporate Debt Securities (Cost $132,099,788)		132,910,464

U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.1%
Federal Home Loan Mortgage Corp.
3.00%, 02/01/2052	848,074	723,063
3.50%, 06/01/2042 - 06/01/2043	451,977	413,390
4.00%, 06/01/2042 - 01/01/2046	818,170	767,640
4.50%, 06/01/2048	348,319	335,085
5.50%, 04/01/2053 - 07/01/2053 (E)	2,557,724	2,526,815
1-Year RFUCC Treasury + 1.69%, 5.94% (B), 12/01/2036	2,091	2,100
1-Year RFUCC Treasury + 1.67%, 5.98% (B), 11/01/2036	13,582	13,614
6.00%, 12/01/2034	31,832	31,842
1-Year CMT + 2.25%, 6.36% (B), 02/01/2036	16,000	16,259
1-Year CMT + 2.25%, 6.38% (B), 01/01/2035	10,030	10,263
1-Year CMT + 2.36%, 6.48% (B), 10/01/2036	4,254	4,262
1-Year CMT + 2.37%, 6.56% (B), 09/01/2034	11,325	11,528
1-Year CMT + 2.25%, 7.13% (B), 05/01/2036	3,655	3,718
1-Year RFUCC Treasury + 1.95%, 7.26% (B), 06/01/2036	19,434	19,980

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
6-Month RFUCC Treasury + 1.77%, 7.41% (B), 10/01/2036	$ 10,782	$ 10,962
6-Month RFUCC Treasury + 1.84%, 7.49% (B), 03/01/2037	4,041	4,105
6-Month RFUCC Treasury + 1.81%, 7.59% (B), 07/01/2036	13,682	13,946
6-Month RFUCC Treasury + 2.11%, 7.79% (B), 02/01/2037	11,329	11,453
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.01%, 07/25/2025	1,331,002	1,299,512
3.17%, 10/25/2024	1,136,012	1,126,955
3.30% (B), 11/25/2027	801,000	762,638
Federal Home Loan Mortgage Corp. REMICS
(3.33) * 1-Month SOFR Average + 17.12%, 0.00% (B), 02/15/2040	24,478	23,066
(2.00) * 1-Month SOFR Average + 13.06%, 2.39% (B), 07/15/2033	13,866	13,562
(1.25) * 1-Month SOFR Average + 9.98%, 3.32% (B), 07/15/2032	12,348	11,993
(1.83) * 1-Month SOFR Average + 14.55%, 4.77% (B), 09/15/2033	2,117	2,176
5.50%, 04/15/2033 - 05/15/2038	5,912	5,887
(3.62) * 1-Month SOFR Average + 26.80%, 5.50% (B), 05/15/2041	19,988	18,772
1-Month SOFR Average + 0.46%, 5.80% (B), 06/15/2043	326,734	318,333
1-Month SOFR Average + 0.51%, 5.84% (B), 07/15/2037	46,499	45,739
1-Month SOFR Average + 0.51%, 5.85% (B), 10/15/2041	67,665	67,316
1-Month SOFR Average + 0.55%, 5.89% (B), 02/15/2037	2,734	2,687
6.00%, 11/15/2032	19,297	19,641
6.50%, 08/15/2031 - 07/15/2036	78,656	80,797
7.00%, 10/15/2030 - 05/15/2032	69,068	71,292
7.25%, 12/15/2030	8,793	9,082
7.50%, 08/15/2030	9,704	9,974
8.00%, 01/15/2030	40,161	41,756
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS
0.30% (B), 01/15/2040	24,141	1,565
(1.00) * 1-Month SOFR Average + 5.89%, 0.55% (B), 11/15/2037 - 02/15/2039	37,838	2,677
(1.00) * 1-Month SOFR Average + 6.09%, 0.75% (B), 06/15/2038	96,056	9,029
(1.00) * 1-Month SOFR Average + 6.26%, 0.92% (B), 10/15/2037	174,398	15,955
(1.00) * 1-Month SOFR Average + 6.31%, 0.97% (B), 11/15/2037	22,005	1,405
(1.00) * 1-Month SOFR Average + 6.69%, 1.35% (B), 04/15/2038	16,737	1,540

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS (continued)
(1.00) * 1-Month SOFR Average + 6.99%, 1.65% (B), 07/15/2036	$ 6,119	$ 627
(1.00) * 1-Month SOFR Average + 7.89%, 2.55% (B), 03/15/2032	8,074	734
Federal Home Loan Mortgage Corp. REMICS, Principal Only STRIPS
12/15/2032 - 01/15/2040	61,016	50,794
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 6.35% (B), 10/25/2044	68,435	61,871
7.00%, 02/25/2043	27,125	28,127
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 09/15/2035	14,105	2,235
Federal National Mortgage Association
2.50%, 12/01/2051 - 07/01/2061	2,867,900	2,344,642
3.00%, 01/01/2043 - 07/01/2060	1,686,532	1,434,620
3.50%, 08/01/2032 - 03/01/2060	1,711,102	1,553,474
4.00%, 07/01/2042 - 08/01/2048	1,338,583	1,254,960
4.50%, 08/01/2052	2,470,034	2,335,925
5.00%, 03/01/2053 - 02/01/2054	9,571,690	9,273,461
5.50%, 03/01/2053 - 01/01/2058	3,659,408	3,651,252
1-Month SOFR Average + 0.37%, 5.71% (B), 11/25/2046	40,709	40,312
6.00%, 10/01/2033	4,585	4,559
6.00%, 06/01/2054 (E)	1,868,514	1,878,242
1-Year RFUCC Treasury + 1.79%, 6.29% (B), 01/01/2038	623	622
6.50%, 01/01/2036	7,016	6,905
1-Year CMT + 2.22%, 6.52% (B), 01/01/2036	6,281	6,441
8.00%, 11/01/2037	3,160	3,242
Federal National Mortgage Association REMICS
(2.50) * 1-Month SOFR Average + 13.46%, 0.15% (B), 07/25/2033	6,881	6,437
(1.33) * 1-Month SOFR Average + 7.31%, 0.21% (B), 08/25/2033	22,202	19,949
(1.88) * 1-Month SOFR Average + 11.06%, 1.03% (B), 07/25/2035	35,024	32,377
(2.75) * 1-Month SOFR Average + 16.19%, 1.51% (B), 05/25/2034	4,046	3,953
(4.00) * 1-Month SOFR Average + 23.54%, 2.20% (B), 05/25/2034	3,221	3,309
(2.00) * 1-Month SOFR Average + 13.77%, 3.10% (B), 03/25/2038	3,135	2,818
(1.67) * 1-Month SOFR Average + 12.31%, 3.42% (B), 09/25/2033	2,873	2,783
(2.50) * 1-Month SOFR Average + 17.09%, 3.75% (B), 07/25/2035	23,178	23,057

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
(4.00) * 1-Month SOFR Average + 25.74%, 4.40% (B), 10/25/2036	$2,331	$2,606
(1.83) * 1-Month SOFR Average + 14.27%, 4.49% (B), 12/25/2032	1,830	1,874
(2.75) * 1-Month SOFR Average + 19.21%, 4.54% (B), 04/25/2034 - 05/25/2034	30,522	32,476
1-Month SOFR Average + 0.36%, 4.54% (B), 06/27/2036	10,715	10,733
(3.67) * 1-Month SOFR Average + 24.15%, 4.58% (B), 03/25/2036	7,938	9,124
(2.00) * 1-Month SOFR Average + 15.27%, 4.61% (B), 11/25/2031	6,837	7,164
(4.00) * 1-Month SOFR Average + 26.10%, 4.76% (B), 12/25/2036	1,688	1,843
5.35% (B), 10/25/2042	9,678	9,545
1-Month SOFR Average + 0.41%, 5.75% (B), 08/25/2041	15,240	15,179
1-Month SOFR Average + 0.46%, 5.80% (B), 04/25/2035 - 08/25/2036	24,850	24,563
6.00%, 08/25/2037	8,979	9,256
6.50%, 05/25/2044	24,091	24,226
7.00%, 03/25/2031 - 11/25/2031	45,647	46,812
(3.25) * 1-Month SOFR Average + 24.82%, 7.48% (B), 02/25/2032	974	1,081
(6.67) * 1-Month SOFR Average + 53.24%, 10.00% (B), 03/25/2032	881	925
Federal National Mortgage Association REMICS, Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 5.74%, 0.40% (B), 09/25/2038	51,663	2,992
(1.00) * 1-Month SOFR Average + 5.80%, 0.46% (B), 02/25/2038	25,992	1,821
0.56% (B), 04/25/2041	15,525	688
(1.00) * 1-Month SOFR Average + 5.99%, 0.65% (B), 06/25/2037	14,805	990
(1.00) * 1-Month SOFR Average + 6.07%, 0.73% (B), 12/25/2039	3,981	259
(1.00) * 1-Month SOFR Average + 6.09%, 0.75% (B), 03/25/2038	5,182	336
0.89% (B), 08/25/2042	133,165	4,215
(1.00) * 1-Month SOFR Average + 6.31%, 0.97% (B), 04/25/2040	7,489	446
(1.00) * 1-Month SOFR Average + 6.42%, 1.08% (B), 01/25/2041	109,773	13,575
(1.00) * 1-Month SOFR Average + 6.43%, 1.09% (B), 09/25/2037	18,749	1,610
(1.00) * 1-Month SOFR Average + 6.44%, 1.10% (B), 02/25/2039	9,837	810
(1.00) * 1-Month SOFR Average + 6.47%, 1.13% (B), 06/25/2036	10,845	929
(1.00) * 1-Month SOFR Average + 6.59%, 1.25% (B), 03/25/2036	214,438	18,320

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMICS, Interest Only STRIPS (continued)
1.49% (B), 01/25/2038	$10,714	$529
(1.00) * 1-Month SOFR Average + 7.04%, 1.70% (B), 07/25/2037	30,421	3,678
6.50%, 05/25/2033	7,758	1,221
7.00%, 06/25/2033	10,357	1,401
Federal National Mortgage Association REMICS, Principal Only STRIPS
12/25/2032 - 10/25/2043	359,887	280,806
Federal National Mortgage Association, Interest Only STRIPS
2.03% (B), 11/25/2033	3,248,803	240,433
2.06% (B), 07/25/2030	6,022,481	406,575
Federal National Mortgage Association, Principal Only STRIPS
08/25/2032 - 01/25/2033	13,300	11,769
FREMF Mortgage Trust
3.79% (B), 04/25/2028 (A)	900,000	819,433
Government National Mortgage Association REMICS
1.65%, 01/20/2063	56	50
(2.00) * 1-Month Term SOFR + 13.17%, 2.49% (B), 10/20/2037	8,572	8,204
(4.91) * 1-Month Term SOFR + 28.90%, 2.69% (B), 09/20/2034	6,322	6,553
(2.41) * 1-Month Term SOFR + 16.16%, 3.32% (B), 06/17/2035	3,535	3,584
(3.00) * 1-Month Term SOFR + 19.86%, 3.85% (B), 09/20/2037	3,564	3,651
(3.50) * 1-Month Term SOFR + 22.87%, 4.19% (B), 04/20/2037	11,957	12,718
(2.75) * 1-Month Term SOFR + 19.35%, 4.69% (B), 04/16/2034	12,594	13,175
(2.20) * 1-Month Term SOFR + 16.47%, 4.74% (B), 05/18/2034	63	63
1-Month Term SOFR + 0.56%, 5.50% (B), 03/20/2060	3,496	3,455
1-Month Term SOFR + 0.54%, 5.59% (B), 04/20/2060 - 08/20/2060	498	493
1-Month Term SOFR + 0.63%, 5.95% (B), 10/20/2062	29,298	29,268
1-Month Term SOFR + 0.66%, 5.99% (B), 07/20/2062	438	435
1-Month Term SOFR + 0.69%, 6.02% (B), 09/20/2062	880	876
1-Month Term SOFR + 0.81%, 6.14% (B), 05/20/2061	908	902
Government National Mortgage Association REMICS, Interest Only STRIPS
(1.00) * 1-Month Term SOFR + 5.59%, 0.25% (B), 12/20/2038	16,265	744
(1.00) * 1-Month Term SOFR + 5.72%, 0.38% (B), 02/20/2038	25,445	317
(1.00) * 1-Month Term SOFR + 5.89%, 0.55% (B), 11/20/2037	23,823	363
(1.00) * 1-Month Term SOFR + 5.97%, 0.63% (B), 06/20/2039	14,646	900

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association REMICS, Interest Only STRIPS (continued)
(1.00) * 1-Month Term SOFR + 5.99%, 0.65% (B), 10/20/2034	$ 28,918	$ 1,322
(1.00) * 1-Month Term SOFR + 5.99%, 0.66% (B), 02/16/2039	7,727	2
(1.00) * 1-Month Term SOFR + 6.09%, 0.75% (B), 03/20/2037 - 06/20/2038	54,581	2,053
(1.00) * 1-Month Term SOFR + 6.16%, 0.82% (B), 04/20/2039	16,689	850
(1.00) * 1-Month Term SOFR + 6.19%, 0.85% (B), 09/20/2035 - 03/20/2039	52,342	3,427
(1.00) * 1-Month Term SOFR + 6.29%, 0.96% (B), 05/16/2038	47,815	2,568
(1.00) * 1-Month Term SOFR + 6.36%, 1.03% (B), 06/16/2037	17,380	391
(1.00) * 1-Month Term SOFR + 6.44%, 1.10% (B), 11/20/2037 - 12/20/2037	21,977	394
(1.00) * 1-Month Term SOFR + 6.64%, 1.30% (B), 07/20/2037	41,999	1,790
(1.00) * 1-Month Term SOFR + 6.70%, 1.37% (B), 04/16/2037	14,519	1,122
6.50%, 03/20/2039	11,451	1,306
Government National Mortgage Association REMICS, Principal Only STRIPS
06/16/2033 - 01/20/2038	27,116	23,586
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
0.87% (B), 08/25/2038 (A)	147,524	2,412
1.79% (B), 03/25/2039 (A)	141,599	4,122
3.30% (B), 04/25/2040 (A)	45,467	2,006
Tennessee Valley Authority
5.88%, 04/01/2036	1,459,000	1,608,422
Uniform Mortgage-Backed Security, TBA
2.00%, 07/01/2039 - 07/01/2054 (E)	9,540,000	7,905,145
2.50%, 07/01/2039 - 07/01/2054 (E)	18,414,000	15,385,548
3.00%, 07/01/2039 - 07/01/2054 (E)	16,019,000	13,782,696
3.50%, 07/01/2039 - 07/01/2054 (E)	10,731,000	9,622,509
4.00%, 07/01/2054 (E)	5,410,000	4,958,519
4.50%, 07/01/2054 (E)	5,722,000	5,403,311
5.50%, 07/01/2054 (E)	6,040,000	5,964,075
6.00%, 07/01/2054 (E)	2,565,000	2,574,657
Vendee Mortgage Trust
7.50%, 02/15/2027	43,741	44,245

Total U.S. Government Agency Obligations (Cost $105,024,557)		102,303,574

U.S. GOVERNMENT OBLIGATIONS - 24.3%
U.S. Treasury - 22.3%
U.S. Treasury Bonds
1.25%, 05/15/2050	1,604,000	800,872
1.88%, 11/15/2051	2,107,800	1,232,404
2.00%, 02/15/2050	1,004,500	614,197
2.25%, 08/15/2046 - 02/15/2052	3,920,900	2,575,091
2.38%, 02/15/2042 - 05/15/2051	2,982,700	2,104,935
2.50%, 02/15/2045 - 05/15/2046	4,904,600	3,485,231
2.75%, 08/15/2042 - 11/15/2047	4,776,000	3,543,408

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds (continued)
2.88%, 08/15/2045 - 05/15/2049	$ 2,533,500	$ 1,908,942
3.00%, 05/15/2042 - 08/15/2052	4,408,600	3,407,785
3.13%, 02/15/2042 - 05/15/2048	1,754,300	1,425,218
3.50%, 02/15/2039	2,054,000	1,854,938
3.63%, 02/15/2044 - 05/15/2053	3,938,300	3,404,369
3.88%, 02/15/2043	872,000	791,476
4.00%, 11/15/2052	1,172,000	1,074,165
4.13%, 08/15/2053	628,000	588,456
4.25%, 05/15/2039 - 02/15/2054	1,162,000	1,120,805
4.63%, 05/15/2054	919,000	937,380
4.75%, 11/15/2043 - 11/15/2053	4,513,000	4,649,270
5.25%, 02/15/2029	736,800	766,013
U.S. Treasury Notes
0.25%, 08/31/2025	1,156,000	1,093,729
0.63%, 05/15/2030 - 08/15/2030	6,243,400	5,030,967
0.88%, 06/30/2026	1,176,000	1,090,924
1.00%, 12/15/2024 (C)	1,882,000	1,845,757
1.13%, 10/31/2026 - 02/15/2031	6,792,000	5,847,182
1.38%, 11/15/2031	2,000,000	1,629,062
1.50%, 01/31/2027 - 02/15/2030	1,300,500	1,180,358
1.63%, 02/15/2026 - 05/15/2031	16,610,600	14,842,016
2.25%, 11/15/2025 - 11/15/2027	3,996,700	3,838,968
2.63%, 02/15/2029	529,000	490,647
2.88%, 05/15/2028	1,767,000	1,670,160
3.50%, 01/31/2028	1,279,000	1,239,081
3.63%, 05/31/2028	1,286,000	1,249,932
4.00%, 06/30/2028	720,000	709,369
4.13%, 09/30/2027 - 07/31/2028	2,429,300	2,404,025
4.38%, 08/31/2028 - 05/15/2034	1,487,000	1,488,219
4.63%, 06/30/2025 - 04/30/2029	1,938,000	1,941,471

		83,876,822

U.S. Treasury Inflation-Protected Securities - 2.0%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	2,151,301	1,324,288
1.75%, 01/15/2028	963,733	948,188
2.50%, 01/15/2029	3,607,157	3,671,386
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	1,966,214	1,760,917

		7,704,779

Total U.S. Government Obligations (Cost $95,182,461)		91,581,601

MORTGAGE-BACKED SECURITIES - 6.6%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 03/25/2034	75,848	75,255
Series 2005-28CB, Class 1A4, 5.50%, 08/25/2035	64,209	53,691
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	18,040	13,625

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8, (1.00) * 1-Month Term SOFR + 4.64%, 0.00% (B), 07/25/2035	$ 122,219	$ 3,169
Series 2005-22T1, Class A2, (1.00) * 1-Month Term SOFR + 4.96%, 0.00% (B), 06/25/2035	308,626	15,261
BAMLL Commercial Mortgage Securities Trust
Series 2014-520M, Class C, 4.35% (B), 08/15/2046 (A)	200,000	122,007
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1, 03/25/2034	6,554	4,586
Series 2005-7, Class 30, 11/25/2035	5,837	6,016
Series 2005-8, Class 30, 01/25/2036	1,875	1,206
Banc of America Mortgage Trust
Series 2003-J, Class 3A2, 4.81% (B), 11/25/2033	8,612	8,002
BB-UBS Trust
Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (A)	550,000	537,055
Bear Stearns ARM Trust
Series 2006-1, Class A1, 1-Year CMT + 2.25%, 7.66% (B), 02/25/2036	10,979	10,090
BRAVO Residential Funding Trust
Series 2024-NQM2, Class A1, 6.29% (B), 02/25/2064 (A)	603,974	605,890
Series 2024-NQM3, Class A1, 6.19% (B), 03/25/2064 (A)	245,988	246,595
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3, 6.18% (B), 02/25/2037	12,760	12,368
Series 2007-A2, Class 2A1, 5.78% (B), 06/25/2035	7,455	7,232
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26, 5.50%, 04/25/2034	20,355	19,347
Series 2004-3, Class A4, 5.75%, 04/25/2034	12,213	11,573
Series 2004-7, Class 2A1, 5.59% (B), 06/25/2034	7,004	6,338
Series 2004-8, Class 2A1, 4.50%, 06/25/2019	249	124
Series 2004-HYB1, Class 2A, 5.43% (B), 05/20/2034	5,692	5,236
Series 2005-22, Class 2A1, 4.69% (B), 11/25/2035	50,504	39,938
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	2,410	2,223
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (B), 04/25/2069 (A)	1,337,043	1,337,413

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
Series 2015-3BP, Class A, 3.18%, 02/10/2035 (A)	$ 1,665,000	$ 1,526,339
Series 2015-CR25, Class A4, 3.76%, 08/10/2048	422,000	411,917
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4, 5.25%, 09/25/2033	6,252	5,924
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C, 3.75%, 12/10/2036 (A)	1,235,000	1,212,014
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF, 1-Month Term SOFR + 0.46%, 5.81% (B), 03/25/2035 (A)	74,509	67,632
Series 2005-RP3, Class 1AF, 1-Month Term SOFR + 0.46%, 5.81% (B), 09/25/2035 (A)	51,337	43,120
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4, 5.50%, 05/25/2034	11,066	10,663
Series 2004-8F, Class 2A3, 6.00%, 09/25/2034	7,132	7,019
Series 2005-7F, Class 3A9, 6.00%, 09/25/2035	16,315	15,525
Series 2006-1F, Class 2A4, 6.00%, 02/25/2036	32,696	14,311
Impac Secured Assets Trust
Series 2006-1, Class 2A1, 1-Month Term SOFR + 0.81%, 6.16% (B), 05/25/2036	10,049	8,776
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.08% (B), 11/25/2033	3,393	3,248
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2, 3.99%, 02/15/2036 (A)	154,000	138,045
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13%, 09/10/2039 (A)	600,000	533,517
Series 2020-1MW, Class B, 2.41% (B), 09/10/2039 (A)	826,000	730,742
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.41% (B), 04/21/2034	9,388	8,861
Series 2004-13, Class 3A7, 5.99% (B), 11/21/2034	4,930	4,572
Series 2004-3, Class 4A2, 4.58% (B), 04/25/2034	6,264	5,483
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 09/25/2019	271	259
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3, 05/28/2035	3,802	2,901
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 1-Month Term SOFR + 0.73%, 6.08% (B), 10/25/2028	56,478	52,989

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust (continued)
Series 2004-1, Class 2A1, 5.38% (B), 12/25/2034	$ 13,916	$ 12,820
Series 2004-A, Class A1, 1-Month Term SOFR + 0.57%, 5.92% (B), 04/25/2029	38,970	35,733
MetLife Securitization Trust
Series 2019-1A, Class A1A, 3.75% (B), 04/25/2058 (A)	783,596	759,106
MFA Trust
Series 2021-RPL1, Class A1, 1.13% (B), 07/25/2060 (A)	698,760	616,444
New Residential Mortgage Loan Trust
Series 2017-1A, Class A1, 4.00% (B), 02/25/2057 (A)	87,211	82,716
Series 2017-3A, Class A1, 4.00% (B), 04/25/2057 (A)	329,626	309,743
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	267,709	246,625
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2, 6.00%, 05/25/2033	2,243	2,176
Series 2003-A1, Class A5, 7.00%, 04/25/2033	9,871	9,601
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (B), 03/25/2063 (A)	842,356	842,404
Series 2024-NQM4, Class A1, 6.07% (B), 01/25/2064 (A)	397,628	396,998
Series 2024-NQM6, Class A1, 6.45% (B), 02/25/2064 (A)	322,838	325,198
PHH Alternative Mortgage Trust, Interest Only STRIPS
Series 2007-2, Class 2X, 6.00%, 05/25/2037	51,883	9,874
RALI Trust
Series 2002-QS16, Class A3, (2.09) * 1-Month Term SOFR + 16.38%, 5.21% (B), 10/25/2017	12	1
RBS Commercial Funding, Inc. Trust
Series 2013-SMV, Class A, 3.26%, 03/11/2031 (A)	154,851	145,677
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 1-Month Term SOFR + 0.87%, 6.21% (B), 04/20/2033	27,813	26,024
Series 2004-11, Class A1, 1-Month Term SOFR + 0.71%, 6.05% (B), 12/20/2034	22,145	19,533
Series 2004-8, Class A1, 1-Month Term SOFR + 0.81%, 6.15% (B), 09/20/2034	73,345	63,677
Series 2004-9, Class A1, 1-Month Term SOFR + 0.79%, 6.13% (B), 10/20/2034	41,094	36,640
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4, 7.28% (B), 02/25/2034	49,373	46,579

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1, 1-Month Term SOFR + 0.81%, 6.15% (B), 01/19/2034	$ 94,308	$ 87,674
Series 2004-AR1, Class 1A1, 1-Month Term SOFR + 0.81%, 6.15% (B), 03/19/2034	69,865	63,731
Series 2004-AR5, Class 1A1, 1-Month Term SOFR + 0.77%, 6.11% (B), 10/19/2034	10,794	9,949
Series 2005-AR5, Class A3, 1-Month Term SOFR + 0.61%, 5.95% (B), 07/19/2035	42,904	39,878
Thornburg Mortgage Securities Trust
Series 2004-4, Class 3A, 5.66% (B), 12/25/2044	23,172	21,490
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (B), 06/25/2057 (A)	1,219,006	1,164,659
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	652,162	628,708
Series 2018-1, Class A1, 3.00% (B), 01/25/2058 (A)	998,597	970,586
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	1,625,458	1,496,559
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	1,532,421	1,432,385
Series 2020-4, Class A1, 1.75%, 10/25/2060	3,345,889	2,961,981
Series 2021-R1, Class A1, 2.92% (B), 11/30/2060 (A)	1,312,587	1,114,784
Series 2022-1, Class A1, 3.75% (B), 07/25/2062 (A)	644,245	599,358
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	1,248,126	1,175,740
UBS-BAMLL Trust
Series 2012-WRM, Class A, 3.66%, 06/10/2030 (A)	7,320	6,870
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC, 0.00% (B), 03/15/2045 (A)(F)	36,934	0
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6, 5.85% (B), 10/25/2033	24,200	22,262
Series 2003-AR6, Class A1, 7.27% (B), 06/25/2033	6,169	5,906
Series 2003-S3, Class 1A4, 5.50%, 06/25/2033	16,342	15,351
Series 2003-S9, Class A8, 5.25%, 10/25/2033	13,906	13,068
Series 2004-AR3, Class A2, 5.77% (B), 06/25/2034	3,707	3,316
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-4, Class CB7, 5.50%, 06/25/2035	50,687	42,884

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Washington Mutual Mortgage Pass- Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4, (1.00) * 1-Month Term SOFR + 4.94%, 0.00% (B), 04/25/2035	$ 170,515	$ 4,452
Series 2005-3, Class CX, 5.50%, 05/25/2035	65,701	10,280
Washington Mutual MSC Mortgage Pass- Through Certificates Trust, Principal Only STRIPS
Series 2003-MS7, Class P, 03/25/2033	109	83
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4, 2.93%, 07/15/2048	1,103,000	1,044,242

Total Mortgage-Backed Securities (Cost $25,363,456)		24,871,862

ASSET-BACKED SECURITIES - 5.2%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	612,110	609,265
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (A)	89,420	82,006
Series 2021-1H, Class B, 1.90%, 10/20/2040 (A)	682,293	626,350
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	1,080,000	1,092,552
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	957,408	952,457
Chase Funding Trust
Series 2003-6, Class 1A7, 4.87% (B), 11/25/2034	13,952	13,508
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, 3-Month Term SOFR + 1.26%, 6.59% (B), 10/18/2030 (A)	824,427	824,710
Diameter Capital CLO 1 Ltd.
Series 2021-1A, Class A1A, 3-Month Term SOFR + 1.50%, 6.83% (B), 07/15/2036 (A)	1,500,000	1,502,672
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	1,370,000	1,364,464
Ford Credit Auto Owner Trust
Series 2018-1, Class B, 3.34%, 07/15/2031 (A)	500,000	493,142
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A, 5.19%, 03/16/2026	249,591	249,366
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (A)	70,438	63,597

	Principal	Value

ASSET-BACKED SECURITIES (continued)
GoodLeap Sustainable Home Solutions Trust
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (A)	$ 816,511	$ 672,742
Series 2022-3CS, Class A, 4.95%, 07/20/2049 (A)	174,197	162,046
Hero Funding Trust
Series 2017-1A, Class A2, 4.46%, 09/20/2047 (A)	186,147	168,999
Series 2017-3A, Class A2, 3.95%, 09/20/2048 (A)	207,748	183,751
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (A)	955,000	959,304
Hilton Grand Vacations Trust
Series 2024-1B, Class A, 5.75%, 09/15/2039 (A)	449,686	454,291
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	332,560	334,453
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (A)	412,355	412,801
Mosaic Solar Loan Trust
Series 2023-2A, Class A, 5.36%, 09/22/2053 (A)	1,650,725	1,610,299
MVW LLC
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	812,045	804,260
Series 2024-1A, Class A, 5.32%, 02/20/2043 (A)	760,275	758,850
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2, 3-Month Term SOFR + 1.36%, 6.69% (B), 07/20/2030 (A)	1,073,797	1,074,650
Renew Financial
Series 2017-1A, Class A, 3.67%, 09/20/2052 (A)	93,858	85,799
Securitized Asset-Backed Receivables LLC Trust
Series 2006-CB1, Class AF2, 2.84% (B), 01/25/2036	12,887	10,355
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A, 1.33%, 07/20/2037 (A)	359,636	347,484
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	982,076	973,377
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	361,033	360,477
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	427,016	431,783
Series 2024-1A, Class A, 5.15%, 01/20/2043 (A)	891,326	886,886
Structured Receivables Finance LLC
Series 2010-A, Class A, 5.22%, 01/16/2046 (A)	150,256	149,487
TCW CLO Ltd.
Series 2018-1A, Class A1R, 3-Month Term SOFR + 1.23%, 6.56% (B), 04/25/2031 (A)	407,318	407,517

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES (continued)
Veridian Auto Receivables Trust
Series 2023-1A, Class A2, 5.97%, 08/17/2026 (A)	$ 461,019	$ 461,205
VSE VOI Mortgage LLC
Series 2018-A, Class A, 3.56%, 02/20/2036 (A)	47,637	47,312

Total Asset-Backed Securities (Cost $19,657,611)		19,632,217

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Colombia - 0.1%
Colombia Government International Bonds
3.13%, 04/15/2031	447,000	351,750

Dominican Republic - 0.2%
Dominican Republic International Bonds
6.60%, 06/01/2036 (A)(E)	857,000	852,470

Israel - 0.0% (D)
Israel Government AID Bonds
5.50%, 09/18/2033	100,000	106,357

Mexico - 0.3%
Mexico Government International Bonds
3.75%, 01/11/2028	1,053,000	995,488

Serbia - 0.2%
Serbia International Bonds
6.00%, 06/12/2034 (A)	617,000	607,464

Total Foreign Government Obligations (Cost $2,910,237)		2,913,529

	Shares	Value

PREFERRED STOCK - 0.1%
Banks - 0.1%
Citigroup Capital XIII, 3-Month Term SOFR + 6.63%, 11.96% (B)	10,475	306,603

Total Preferred Stock (Cost $303,760)		306,603

	Principal	Value

COMMERCIAL PAPER - 14.1%
Banks - 4.4%
ABN AMRO Funding USA LLC
5.52% (G), 10/15/2024 (A)	$4,200,000	4,131,145
HSBC USA, Inc.
5.59% (G), 11/21/2024 (A)	4,200,000	4,106,941
Macquarie Bank Ltd.
5.61% (G), 10/28/2024 (A)	4,200,000	4,121,850
Nordea Bank Abp
5.39% (G), 09/03/2024 (A)	4,215,000	4,173,573

		16,533,509

Financial Services - 8.6%
Alinghi Funding Co. LLC
5.56% (G), 12/10/2024 (A)	4,200,000	4,097,205

	Principal	Value

COMMERCIAL PAPER (continued)
Financial Services (continued)
Atlantic Asset Securitization LLC
5.56% (G), 11/06/2024 (A)	$ 3,300,000	$ 3,235,445
Barton Capital SA
5.59% (G), 10/04/2024 (A)	4,200,000	4,138,387
Britannia Funding Co. LLC
5.50% (G), 09/06/2024 (A)	4,200,000	4,155,682
Gotham Funding Corp.
5.47% (G), 09/09/2024 (A)	4,206,000	4,159,993
GTA Funding LLC
5.46% (G), 08/19/2024 (A)	4,370,000	4,335,994
LMA-Americas LLC
5.55% (G), 12/12/2024 (A)	4,200,000	4,096,287
Sheffield Receivables Co. LLC
5.48% (G), 09/03/2024 (A)	4,215,000	4,172,579

		32,391,572

Health Care Providers & Services - 1.1%
Columbia Funding Co. LLC
5.48% (G), 09/04/2024 (A)	4,200,000	4,156,821

Total Commercial Paper (Cost $53,101,668)		53,081,902

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 3.5%
U.S. Treasury Bills
5.31% (G), 08/01/2024	2,613,000	2,601,232
5.34% (G), 09/19/2024	1,225,000	1,210,809
5.37% (G), 09/19/2024	4,298,000	4,248,210
5.38% (G), 09/12/2024	2,367,000	2,341,904
5.40% (G), 08/29/2024	2,919,000	2,893,849

Total Short-Term U.S. Government Obligations (Cost $13,292,238)		13,296,004

	Shares	Value

OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (G)	4,202,788	4,202,788

Total Other Investment Company (Cost $4,202,788)		4,202,788

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

REPURCHASE AGREEMENT - 1.6%
Fixed Income Clearing Corp. , 2.50% (G), dated 06/28/2024, to be repurchased at $5,895,581 on 07/01/2024. Collateralized by a U.S. Government Obligation, 3.75%, due 04/15/2026, and with a value of $6,012,313.	$5,894,353	$5,894,353

Total Repurchase Agreement (Cost $5,894,353)		5,894,353

Total Investments (Cost $457,032,917)		450,994,897

Net Other Assets (Liabilities) - (19.7)%		(74,181,786)

Net Assets - 100.0%		$376,813,111

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value

ASSETS
Investments
Corporate Debt Securities	$—	$132,910,464	$—	$132,910,464
U.S. Government Agency Obligations	—	102,303,574	—	102,303,574
U.S. Government Obligations	—	91,581,601	—	91,581,601
Mortgage-Backed Securities	—	24,871,862	—	24,871,862
Asset-Backed Securities	—	19,632,217	—	19,632,217
Foreign Government Obligations	—	2,913,529	—	2,913,529
Preferred Stock	306,603	—	—	306,603
Commercial Paper	—	53,081,902	—	53,081,902
Short-Term U.S. Government Obligations	—	13,296,004	—	13,296,004
Other Investment Company	4,202,788	—	—	4,202,788
Repurchase Agreement	—	5,894,353	—	5,894,353

Total Investments	$4,509,391	$446,485,506	$—	$450,994,897

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the total value of 144A securities is $126,892,232, representing 33.7% of the Portfolio’s net assets.

(B)

Floating or variable rate security. The rate disclosed is as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)

All or a portion of the security is on loan. The total value of the securities on loan is $4,116,409, collateralized by cash collateral of $4,202,788. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)

When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(F)	Rounds to less than $1 or $(1).
(G)	Rate disclosed reflects the yield at June 30, 2024.
(H)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

PORTFOLIO ABBREVIATION(S):

CMT	Constant Maturity Treasury
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Core Bond VP

STATEMENT OF ASSETS AND LIABILITIES At June 30, 2024 (unaudited)	STATEMENT OF OPERATIONS For the period ended June 30, 2024 (unaudited)

Assets:
Investments, at value (cost $451,138,564) (including securities loaned of $4,116,409)	$445,100,544
Repurchase agreement, at value (cost $5,894,353)	5,894,353
Cash	10,923
Receivables and other assets:
Investments sold	1,899,401
Net income from securities lending	385
Shares of beneficial interest sold	26,626
Interest	2,790,691
Prepaid expenses	2,012

Total assets	455,724,935

Liabilities:
Cash collateral received upon return of:
Securities on loan	4,202,788
Cash collateral at broker for:
TBA commitments	412,000
Payables and other liabilities:
Investments purchased	3,280,647
When-issued, delayed-delivery, forward and TBA commitments purchased	70,683,586
Shares of beneficial interest redeemed	49,488
Investment management fees	120,622
Distribution and service fees	48,971
Transfer agent costs	569
Trustee and CCO fees	1,630
Audit and tax fees	23,800
Custody fees	36,653
Legal fees	10,439
Printing and shareholder reports fees	30,029
Other accrued expenses	10,602

Total liabilities	78,911,824

Net assets	$376,813,111

Net assets consist of:
Capital stock ($0.01 par value)	$326,664
Additional paid-in capital	418,795,502
Total distributable earnings (accumulated losses)	(42,309,055)

Net assets	$376,813,111

Net assets by class:
Initial Class	$122,038,566
Service Class	254,774,545

Shares outstanding:
Initial Class	11,164,702
Service Class	21,501,662

Net asset value and offering price per share:
Initial Class	$10.93
Service Class	11.85

Investment income:
Dividend income	$31,303
Interest income	10,331,168
Net income from securities lending	5,638
Total investment income	10,368,109

Expenses:
Investment management fees	853,314
Distribution and service fees:
Service Class	317,793
Transfer agent costs	2,510
Trustee and CCO fees	9,669
Audit and tax fees	23,335
Custody fees	43,790
Legal fees	18,761
Printing and shareholder reports fees	37,717
Other	32,602

Total expenses before waiver and/or reimbursement and recapture	1,339,491
Expenses waived and/or reimbursed:
Initial Class	(205)
Service Class	(265)
Recapture of previously waived and/or reimbursed fees:
Initial Class	205
Service Class	265

Net expenses	1,339,491

Net investment income (loss)	9,028,618

Net realized gain (loss) on:
Investments	(3,890,119)

Net change in unrealized appreciation (depreciation) on:
Investments	(8,932,438)

Net realized and change in unrealized gain (loss)	(12,822,557)

Net increase (decrease) in net assets resulting from operations	$(3,793,939)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Core Bond VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$ 9,028,618	$ 20,524,527
Net realized gain (loss)	(3,890,119)	(7,759,780)
Net change in unrealized appreciation (depreciation)	(8,932,438)	8,231,199

Net increase (decrease) in net assets resulting from operations	(3,793,939)	20,995,946

Dividends and/or distributions to shareholders:

Initial Class	—	(5,670,149)
Service Class	—	(5,917,700)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(11,587,849)

Capital share transactions:
Proceeds from shares sold:
Initial Class	28,578,269	200,648,643
Service Class	5,296,278	10,288,142
	33,874,547	210,936,785
Dividends and/or distributions reinvested:
Initial Class	—	5,670,149
Service Class	—	5,917,700
	—	11,587,849
Cost of shares redeemed:
Initial Class	(117,553,353)	(110,854,124)
Service Class	(14,267,470)	(36,182,547)

	(131,820,823)	(147,036,671)

Net increase (decrease) in net assets resulting from capital share transactions	(97,946,276)	75,487,963

Net increase (decrease) in net assets	(101,740,215)	84,896,060

Net assets:

Beginning of period/year	478,553,326	393,657,266
End of period/year	$ 376,813,111	$ 478,553,326

Capital share transactions - shares:
Shares issued:
Initial Class	2,645,786	18,219,620
Service Class	451,585	886,389
	3,097,371	19,106,009
Shares reinvested:
Initial Class	—	539,500
Service Class	—	518,187
	—	1,057,687
Shares redeemed:
Initial Class	(10,953,511)	(10,329,732)
Service Class	(1,215,620)	(3,122,224)
	(12,169,131)	(13,451,956)
Net increase (decrease) in shares outstanding:
Initial Class	(8,307,725)	8,429,388
Service Class	(764,035)	(1,717,648)

	(9,071,760)	6,711,740

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Core Bond VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$10.97		$10.64	$12.63	$13.65	$13.23	$12.52

Investment operations:
Net investment income (loss)(A)	0.25		0.48	0.31	0.27	0.32	0.35
Net realized and unrealized gain (loss)	(0.29)		0.15	(1.91)	(0.40)	0.66	0.72

Total investment operations	(0.04)		0.63	(1.60)	(0.13)	0.98	1.07

Dividends and/or distributions to shareholders:
Net investment income	—		(0.30)	(0.34)	(0.38)	(0.52)	(0.36)
Net realized gains	—		—	(0.05)	(0.51)	(0.04)	—

Total dividends and/or distributions to shareholders	—		(0.30)	(0.39)	(0.89)	(0.56)	(0.36)

Net asset value, end of period/year	$10.93		$10.97	$10.64	$12.63	$13.65	$13.23

Total return	(0.36	)%(B)	6.04%	(12.77)%	(1.03)%	7.46%	8.53%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$122,039		$213,566	$117,521	$146,690	$161,281	$363,293
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.50	%(C)	0.50%	0.50%	0.52%	0.52%	0.52%
Including waiver and/or reimbursement and recapture	0.50	%(C)(D)	0.50%	0.50%	0.52%	0.52%	0.52%
Net investment income (loss) to average net assets	4.60	%(C)	4.49%	2.70%	2.08%	2.37%	2.65%
Portfolio turnover rate	40	%(B)	90%	116%	27%	30%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$11.90		$11.51	$13.62	$14.65	$14.17	$13.39

Investment operations:
Net investment income (loss)(A)	0.25		0.49	0.30	0.26	0.31	0.33
Net realized and unrealized gain (loss)	(0.30)		0.16	(2.06)	(0.44)	0.70	0.78

Total investment operations	(0.05)		0.65	(1.76)	(0.18)	1.01	1.11

Dividends and/or distributions to shareholders:
Net investment income	—		(0.26)	(0.30)	(0.34)	(0.49)	(0.33)
Net realized gains	—		—	(0.05)	(0.51)	(0.04)	—

Total dividends and/or distributions to shareholders	—		(0.26)	(0.35)	(0.85)	(0.53)	(0.33)

Net asset value, end of period/year	$11.85		$11.90	$11.51	$13.62	$14.65	$14.17

Total return	(0.42	)%(B)	5.78%	(12.99)%	(1.27)%	7.16%	8.25%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$254,774		$264,987	$276,136	$360,914	$376,623	$320,594
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(C)	0.75%	0.75%	0.77%	0.77%	0.77%
Including waiver and/or reimbursement and recapture	0.75	%(C)(D)	0.75%	0.75%	0.77%	0.77%	0.77%
Net investment income (loss) to average net assets	4.35	%(C)	4.25%	2.41%	1.83%	2.11%	2.40%
Portfolio turnover rate	40	%(B)	90%	116%	27%	30%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon Core Bond VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2024 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2024, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2024, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2024, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$381,564	$—	$—	$—	$381,564
U.S. Government Obligations	3,821,224	—	—	—	3,821,224
Total Securities Lending Transactions	$4,202,788	$—	$—	$—	$4,202,788
Total Borrowings	$4,202,788	$—	$—	$—	$4,202,788

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK FACTORS (continued)

has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.

Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. The U.S. Federal Reserve has raised interest rates from historically low levels. Any additional interest rate increases in the future may cause the value of fixed-income securities to decrease.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Portfolio, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, AUIM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $1 billion	0.420%
Over $1 billion up to $2 billion	0.380
Over $2 billion up to $3.5 billion	0.365
Over $3.5 billion up to $5 billion	0.360
Over $5 billion	0.355

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2024
Initial Class	0.54%	May 1, 2025
Service Class	0.79	May 1, 2025
Prior to May 1, 2024
Service Class	0.80

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities

Long-Term	U.S. Government	Long-Term	U.S. Government

$ 76,171,770	$ 54,231,065	$ 94,014,089	$ 106,729,200

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 457,032,917	$ 2,358,263	$ (8,396,283)	$ (6,038,020)

10. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Core Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Aegon Core Bond VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Core Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-year period, in line with the median for the past 1- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1- and 3-year periods and below the benchmark for the past 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2022 pursuant to its current investment strategies. The Trustees also noted recent changes in the legal and compliance team at the Sub-Adviser.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Core Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Core Bond VP

RESULTS OF SHAREHOLDER MEETING

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires regulated investment companies to report on all subject matters put to the vote of shareholders and to provide final results. Accordingly, the Board of Trustees of the Portfolio solicited a vote by the shareholders for the following item:

A special meeting of holders of Transamerica Aegon Core Bond VP was held on April 29, 2024. The results of Proposal 2 were as follows:

To approve the Portfolio’s use of the manager of managers exemptive order, which will allow TAM, the Portfolio’s investment manager, to enter into and materially amend sub-advisory agreements with respect to the Portfolio in the future without Holder approval, subject to prior approval by the Portfolio’s Board of Trustees.

Proposal	Number of Shares

For	35,245,024
Against	404,628
Withheld	458,764

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES - 95.6%
Aerospace & Defense - 1.3%
TransDigm, Inc.
4.88%, 05/01/2029	$937,000	$877,708
5.50%, 11/15/2027	754,000	740,465
6.38%, 03/01/2029 (A)	383,000	384,930
6.88%, 12/15/2030 (A)	385,000	393,048
7.13%, 12/01/2031 (A)	85,000	87,559
Triumph Group, Inc.
9.00%, 03/15/2028 (A)	731,000	765,508

		3,249,218

Automobile Components - 3.1%
Clarios Global LP 6.75%, 05/15/2025 (A)	365,000	364,997
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/2026 (A)	462,000	461,517
6.75%, 05/15/2028 (A)	419,000	424,013
8.50%, 05/15/2027 (A)	846,000	850,577
Dana Financing Luxembourg SARL 5.75%, 04/15/2025 (A)	705,000	702,517
Dana, Inc.
4.25%, 09/01/2030	76,000	66,326
4.50%, 02/15/2032	889,000	763,645
5.63%, 06/15/2028 (B)	218,000	211,469
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027 (B)	361,000	348,955
5.00%, 05/31/2026	512,000	503,330
5.00%, 07/15/2029 (B)	434,000	404,060
9.50%, 05/31/2025	766,000	768,368
ZF North America Capital, Inc.
4.75%, 04/29/2025 (A)	635,000	626,897
6.75%, 04/23/2030 (A)	530,000	539,811
6.88%, 04/14/2028 (A)	435,000	443,381
7.13%, 04/14/2030 (A)	303,000	313,622

		7,793,485

Automobiles - 1.5%
Ford Motor Co. 6.10%, 08/19/2032 (B)	140,000	140,051
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	245,000	230,113
3.38%, 11/13/2025	627,000	606,780
4.00%, 11/13/2030	625,000	558,380
4.39%, 01/08/2026	676,000	661,524
6.95%, 03/06/2026	541,000	549,713
7.35%, 11/04/2027 - 03/06/2030	973,000	1,025,337

		3,771,898

Banks - 2.1%
Barclays PLC
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	600,000	610,490
Citigroup, Inc.
Fixed until 12/10/2025 (D), 4.00% (C)	207,000	198,251
Fixed until 09/12/2024 (D), 5.00% (B)(C)	1,116,000	1,110,608

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (C), 06/01/2032 (A)	$972,000	$ 825,013
5.71%, 01/15/2026 (A)	651,000	644,741
7.00%, 11/21/2025 (A)	200,000	203,206
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (A)	411,000	454,054
JPMorgan Chase & Co.
Fixed until 02/01/2025 (D), 4.60% (C)	926,000	913,134
Lloyds Banking Group PLC
Fixed until 08/15/2032, 7.95% (C), 11/15/2033	200,000	224,821

		5,184,318

Beverages - 0.5%
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A)	1,476,000	1,360,027

Building Products - 2.1%
Boise Cascade Co.
4.88%, 07/01/2030 (A)	1,235,000	1,143,886
Builders FirstSource, Inc.
4.25%, 02/01/2032 (A)	1,305,000	1,153,706
5.00%, 03/01/2030 (A)	212,000	200,575
6.38%, 06/15/2032 (A)	461,000	461,694
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028 (A)	870,000	852,278
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)(B)	448,000	367,954
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/2030 (A)	881,000	888,959
6.75%, 07/15/2031 (A)(E)	179,000	181,508

		5,250,560

Capital Markets - 0.4%
ION Trading Technologies SARL
9.50%, 05/30/2029 (A)	883,000	900,130

Chemicals - 1.7%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	368,000	201,480
Avient Corp.
7.13%, 08/01/2030 (A)	986,000	1,004,841
Eagle Intermediate Global Holding BV/Eagle US Finance LLC
7.50%, 05/01/2025 (A)	536,000	302,437
NOVA Chemicals Corp.
5.25%, 06/01/2027 (A)	1,127,000	1,077,702
Olin Corp.
5.00%, 02/01/2030	538,000	508,340
5.13%, 09/15/2027	427,000	414,168
5.63%, 08/01/2029	470,000	461,069
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029 (A)	668,000	259,624

		4,229,661

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 4.6%
Allied Universal Holdco LLC
7.88%, 02/15/2031 (A)	$1,484,000	$ 1,488,002
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027 (A)	738,000	715,800
8.00%, 02/15/2031 (A)(B)	1,250,000	1,237,691
Benteler International AG
10.50%, 05/15/2028 (A)	760,000	816,205
Garda World Security Corp.
6.00%, 06/01/2029 (A)(B)	640,000	583,902
9.50%, 11/01/2027 (A)	299,000	300,387
GFL Environmental, Inc.
6.75%, 01/15/2031 (A)	355,000	362,146
Herc Holdings, Inc.
5.50%, 07/15/2027 (A)	1,702,000	1,675,725
6.63%, 06/15/2029 (A)	220,000	223,113
Hertz Corp.
4.63%, 12/01/2026 (A)(B)	69,000	50,047
5.00%, 12/01/2029 (A)(B)	1,376,000	843,810
12.63%, 07/15/2029 (A)(B)	187,000	193,588
Reworld Holding Corp.
4.88%, 12/01/2029 (A)	501,000	457,265
5.00%, 09/01/2030	458,000	414,057
United Rentals North America, Inc.
3.75%, 01/15/2032	395,000	343,796
4.00%, 07/15/2030	707,000	639,251
5.50%, 05/15/2027	77,000	76,419
6.00%, 12/15/2029 (A)	802,000	805,749
WW International, Inc.
4.50%, 04/15/2029 (A)	1,178,000	455,373

		11,682,326

Communications Equipment - 0.3%
CommScope, Inc.
4.75%, 09/01/2029 (A)	726,000	501,102
8.25%, 03/01/2027 (A)	620,000	294,392

		795,494

Construction & Engineering - 1.9%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 01/15/2028 (A)	830,000	828,865
Beazer Homes USA, Inc.
7.25%, 10/15/2029	1,010,000	1,011,657
7.50%, 03/15/2031 (A)	743,000	741,560
Century Communities, Inc.
6.75%, 06/01/2027	999,000	1,004,354
KB Home
7.25%, 07/15/2030	326,000	335,857
Landsea Homes Corp.
8.88%, 04/01/2029 (A)	956,000	946,507

		4,868,800

Construction Materials - 1.2%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (A)	1,006,000	982,957
8.88%, 11/15/2031 (A)	1,654,000	1,755,177

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Construction Materials (continued)
Summit Materials LLC/Summit Materials Finance Corp.
7.25%, 01/15/2031 (A)	$215,000	$ 222,671

		2,960,805

Consumer Staples Distribution & Retail - 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
3.50%, 03/15/2029 (A)	952,000	856,248
4.63%, 01/15/2027 (A)	791,000	764,013
6.50%, 02/15/2028 (A)	858,000	863,156
7.50%, 03/15/2026 (A)	155,000	157,194

		2,640,611

Containers & Packaging - 6.1%
ARD Finance SA
PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (A)(F)	472,000	116,867
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/2027 (A)	275,000	270,220
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026 (A)(B)	594,000	515,572
5.25%, 08/15/2027 (A)(B)	889,000	551,288
Ball Corp.
2.88%, 08/15/2030	1,547,000	1,314,355
6.00%, 06/15/2029	57,000	57,329
6.88%, 03/15/2028	709,000	726,997
Cascades, Inc./Cascades USA, Inc.
5.13%, 01/15/2026 (A)	200,000	196,942
5.38%, 01/15/2028 (A)(B)	904,000	870,335
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	195,000	191,652
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 02/01/2026	1,788,000	1,757,416
Graphic Packaging International LLC
3.50%, 03/15/2028 - 03/01/2029 (A)	1,087,000	994,686
3.75%, 02/01/2030 (A)	404,000	360,657
4.13%, 08/15/2024	312,000	310,800
6.38%, 07/15/2032 (A)	535,000	534,425
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (A)	466,000	475,553
9.25%, 04/15/2027 (A)	148,000	148,090
OI European Group BV
4.75%, 02/15/2030 (A)	353,000	322,703
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031 (A)	439,000	438,098
7.38%, 06/01/2032 (A)	440,000	440,501
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/2028 (A)	38,000	35,463
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (A)(B)	1,527,000	1,430,609

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Sealed Air Corp.
6.50%, 07/15/2032 (A)	$216,000	$ 215,050
6.88%, 07/15/2033 (A)	887,000	913,473
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028 (A)	364,000	363,170
7.25%, 02/15/2031 (A)	553,000	569,904
Trivium Packaging Finance BV
5.50%, 08/15/2026 (A)	1,049,000	1,027,937
8.50%, 08/15/2027 (A)	345,000	342,427

		15,492,519

Diversified REITs - 0.8%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	1,044,000	985,028
6.00%, 04/15/2025 (A)(B)	199,000	198,801
8.00%, 06/15/2027 (A)	418,000	434,543
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/2032 (A)	505,000	461,711

		2,080,083

Diversified Telecommunication Services - 1.6%
Iliad Holding SASU
6.50%, 10/15/2026 (A)	222,000	221,007
7.00%, 10/15/2028 (A)	534,000	529,505
8.50%, 04/15/2031 (A)	728,000	737,118
Level 3 Financing, Inc.
3.63%, 01/15/2029 (A)	418,000	125,967
3.75%, 07/15/2029 (A)	1,290,000	399,900
4.25%, 07/01/2028 (A)	1,047,000	394,478
10.50%, 05/15/2030 (A)	1,090,000	1,079,454
Telecom Italia Capital SA
6.00%, 09/30/2034 (A)	387,000	366,251
6.38%, 11/15/2033 (A)	227,000	222,065

		4,075,745

Electric Utilities - 0.9%
Elwood Energy LLC
8.16%, 07/05/2026	161,349	148,442
Vistra Operations Co. LLC
4.38%, 05/01/2029 (A)	267,000	248,645
5.00%, 07/31/2027 (A)	771,000	745,828
5.63%, 02/15/2027 (A)	69,000	67,836
6.88%, 04/15/2032 (A)	1,004,000	1,019,222

		2,229,973

Electrical Equipment - 0.8%
Energizer Holdings, Inc.
4.38%, 03/31/2029 (A)	502,000	454,127
6.50%, 12/31/2027 (A)(B)	710,000	709,212
WESCO Distribution, Inc.
6.38%, 03/15/2029 (A)	572,000	574,103
6.63%, 03/15/2032 (A)	195,000	197,100

		1,934,542

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 1.2%
EquipmentShare.com, Inc.
8.63%, 05/15/2032 (A)	$290,000	$ 300,744
9.00%, 05/15/2028 (A)	922,000	951,651
GoTo Group, Inc.
5.50%, 05/01/2028 (A)	659,047	520,832
Sensata Technologies BV
4.00%, 04/15/2029 (A)	412,000	378,277
Sensata Technologies, Inc.
3.75%, 02/15/2031 (A)	66,000	57,467
4.38%, 02/15/2030 (A)	301,000	276,444
6.63%, 07/15/2032 (A)	428,000	431,055

		2,916,470

Energy Equipment & Services - 0.7%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (A)	788,000	780,377
Sunnova Energy Corp.
5.88%, 09/01/2026 (A)(B)	592,000	460,280
11.75%, 10/01/2028 (A)(B)	579,000	413,985

		1,654,642

Financial Services - 1.9%
ILFC E-Capital Trust I
3-Month Term SOFR + 1.81%, 7.16% (C), 12/21/2065 (A)	2,322,000	1,891,631
ILFC E-Capital Trust II
3-Month Term SOFR + 2.06%, 7.41% (C), 12/21/2065 (A)	959,000	794,635
Macquarie Airfinance Holdings Ltd.
6.50%, 03/26/2031 (A)	65,000	66,872
8.13%, 03/30/2029 (A)	964,000	1,019,144
PennyMac Financial Services, Inc.
7.13%, 11/15/2030 (A)	191,000	190,569
United Wholesale Mortgage LLC
5.50%, 04/15/2029 (A)	291,000	276,444
5.75%, 06/15/2027 (A)	466,000	454,936

		4,694,231

Food Products - 1.7%
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029 (A)	803,000	826,954
Darling Ingredients, Inc.
5.25%, 04/15/2027 (A)	210,000	205,587
6.00%, 06/15/2030 (A)	603,000	592,901
Post Holdings, Inc.
4.50%, 09/15/2031 (A)	339,000	303,918
4.63%, 04/15/2030 (A)	713,000	655,161
5.50%, 12/15/2029 (A)	973,000	938,980
5.63%, 01/15/2028 (A)	361,000	355,391
6.25%, 02/15/2032 (A)	331,000	331,438

		4,210,330

Health Care Equipment & Supplies - 1.3%
Kedrion SpA
6.50%, 09/01/2029 (A)	776,000	709,555
Medline Borrower LP
3.88%, 04/01/2029 (A)	1,076,000	990,797

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Medline Borrower LP/Medline Co-Issuer, Inc.
6.25%, 04/01/2029 (A)	$463,000	$468,479
Sotera Health Holdings LLC
7.38%, 06/01/2031 (A)	1,117,000	1,118,889

		3,287,720

Health Care Providers & Services - 4.7%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (A)	1,035,000	983,805
AdaptHealth LLC
4.63%, 08/01/2029 (A)	66,000	57,184
5.13%, 03/01/2030 (A)(B)	150,000	131,210
6.13%, 08/01/2028 (A)	1,077,000	1,028,370
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	853,000	702,534
5.63%, 03/15/2027 (A)	319,000	297,076
6.88%, 04/15/2029 (A)(B)	63,000	48,196
10.88%, 01/15/2032 (A)	520,000	540,902
Concentra Escrow Issuer Corp.
6.88%, 07/15/2032 (A)(E)	160,000	162,121
DaVita, Inc.
3.75%, 02/15/2031 (A)	1,288,000	1,099,818
4.63%, 06/01/2030 (A)	418,000	377,697
Encompass Health Corp.
4.50%, 02/01/2028	603,000	573,597
4.63%, 04/01/2031	60,000	55,070
4.75%, 02/01/2030	218,000	203,988
5.75%, 09/15/2025	1,004,000	1,000,823
HCA, Inc.
5.88%, 02/01/2029	182,000	185,386
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/2028 (A)	601,000	637,937
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	922,000	867,818
Tenet Healthcare Corp.
4.25%, 06/01/2029	807,000	752,455
4.63%, 06/15/2028	28,000	26,714
5.13%, 11/01/2027	647,000	633,189
6.13%, 10/01/2028 (B)	1,201,000	1,194,865
6.13%, 06/15/2030	451,000	447,843

		12,008,598

Health Care REITs - 0.2%
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/2031	879,000	573,020

Hotel & Resort REITs - 0.4%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/2028 (A)	392,000	386,375
7.00%, 02/01/2030 (A)	723,000	731,561

		1,117,936

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 10.5%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028 (A)	$242,000	$226,606
4.00%, 10/15/2030 (A)	636,000	559,264
Boyne USA, Inc.
4.75%, 05/15/2029 (A)(B)	1,131,000	1,055,347
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (A)(B)	661,000	605,918
6.50%, 02/15/2032 (A)	335,000	336,663
7.00%, 02/15/2030 (A)	77,000	78,669
Carnival Corp.
6.00%, 05/01/2029 (A)	1,423,000	1,406,123
7.00%, 08/15/2029 (A)	109,000	112,991
7.63%, 03/01/2026 (A)	192,000	193,906
10.50%, 06/01/2030 (A)	412,000	447,546
Carnival Holdings Bermuda Ltd.
10.38%, 05/01/2028 (A)	332,000	359,375
Churchill Downs, Inc.
5.75%, 04/01/2030 (A)	912,000	885,875
6.75%, 05/01/2031 (A)	441,000	443,507
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	622,000	595,505
5.38%, 05/01/2025 (A)	37,000	36,883
5.75%, 05/01/2028 (A)	69,000	68,658
5.88%, 04/01/2029 (A)	81,000	81,122
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031 (A)	944,000	835,781
5.00%, 06/01/2029 (A)	453,000	422,428
International Game Technology PLC
4.13%, 04/15/2026 (A)	227,000	220,900
5.25%, 01/15/2029 (A)	217,000	210,009
6.25%, 01/15/2027 (A)	214,000	214,691
6.50%, 02/15/2025 (A)	434,000	434,236
Light & Wonder International, Inc.
7.00%, 05/15/2028 (A)	731,000	735,045
7.50%, 09/01/2031 (A)	928,000	958,651
MGM Resorts International
4.63%, 09/01/2026	341,000	332,691
4.75%, 10/15/2028	633,000	602,038
5.50%, 04/15/2027 (B)	924,000	911,749
5.75%, 06/15/2025	649,000	646,830
6.50%, 04/15/2032	899,000	894,910
NCL Corp. Ltd.
5.88%, 03/15/2026 - 02/15/2027 (A)	1,614,000	1,595,654
8.13%, 01/15/2029 (A)	383,000	401,757
Royal Caribbean Cruises Ltd.
5.38%, 07/15/2027 (A)	500,000	492,388
5.50%, 04/01/2028 (A)	412,000	406,680
6.25%, 03/15/2032 (A)	171,000	172,440
8.25%, 01/15/2029 (A)	279,000	294,593
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030 (A)	661,000	644,447
Station Casinos LLC
4.50%, 02/15/2028 (A)	1,696,000	1,595,788
6.63%, 03/15/2032 (A)	404,000	402,063

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Travel & Leisure Co.
4.50%, 12/01/2029 (A)(B)	$392,000	$361,158
6.00%, 04/01/2027	926,000	924,099
6.60%, 10/01/2025	148,000	148,932
Vail Resorts, Inc.
6.50%, 05/15/2032 (A)(B)	534,000	540,432
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	1,374,000	1,359,805
7.00%, 02/15/2029 (A)	710,000	714,128
9.13%, 07/15/2031 (A)	251,000	271,941
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031 (A)	1,155,000	1,198,935

		26,439,157

Household Products - 0.3%
Central Garden & Pet Co.
4.13%, 04/30/2031 (A)	738,000	650,513

Independent Power & Renewable Electricity Producers - 1.5%
Calpine Corp.
3.75%, 03/01/2031 (A)	581,000	513,471
4.50%, 02/15/2028 (A)	753,000	715,422
5.00%, 02/01/2031 (A)	140,000	130,672
5.13%, 03/15/2028 (A)	472,000	453,988
5.25%, 06/01/2026 (A)	700,000	692,300
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A)	360,000	314,167
4.75%, 03/15/2028 (A)	583,000	557,000
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	193,000	171,709
3.63%, 02/15/2031 (A)	62,000	53,184
3.88%, 02/15/2032 (A)	31,000	26,625
5.75%, 01/15/2028	280,000	277,839

		3,906,377

Insurance - 2.6%
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	1,361,000	1,331,283
Global Atlantic Finance Co.
Fixed until 07/15/2026, 4.70% (C), 10/15/2051 (A)	732,000	679,846
7.95%, 06/15/2033 (A)	623,000	685,108
Fixed Until 07/15/2029, 7.95% (C), 10/15/2054 (A)	594,000	597,627
Hartford Financial Services Group, Inc.
3-Month Term SOFR + 2.39%, 7.71% (C), 02/12/2067 (A)	1,028,000	914,984
HUB International Ltd.
7.25%, 06/15/2030 (A)	370,000	379,236
7.38%, 01/31/2032 (A)	210,000	212,936
Lincoln National Corp.
3-Month Term SOFR + 2.62%, 7.95% (C), 05/17/2066	1,057,000	860,290
Panther Escrow Issuer LLC
7.13%, 06/01/2031 (A)	895,000	905,160

		6,566,470

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail - 0.7%
Uber Technologies, Inc.
6.25%, 01/15/2028 (A)	$59,000	$59,079
7.50%, 09/15/2027 (A)	883,000	900,291
8.00%, 11/01/2026 (A)	907,000	914,716

		1,874,086

IT Services - 0.7%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/01/2029 (A)	1,032,000	964,194
Gartner, Inc.
3.63%, 06/15/2029 (A)	273,000	250,002
3.75%, 10/01/2030 (A)	211,000	189,229
4.50%, 07/01/2028 (A)	451,000	434,669

		1,838,094

Leisure Products - 0.4%
Amer Sports Co.
6.75%, 02/16/2031 (A)	984,000	981,410

Machinery - 2.0%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027 (A)	217,000	212,197
6.38%, 06/15/2030 (A)	238,000	238,958
Chart Industries, Inc.
7.50%, 01/01/2030 (A)	1,247,000	1,288,848
GrafTech Global Enterprises, Inc.
9.88%, 12/15/2028 (A)(B)	239,000	175,770
Madison IAQ LLC
5.88%, 06/30/2029 (A)	985,000	916,250
SPX Flow, Inc.
8.75%, 04/01/2030 (A)	1,274,000	1,308,116
Wabash National Corp.
4.50%, 10/15/2028 (A)	974,000	876,446

		5,016,585

Media - 8.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 - 01/15/2034 (A)	846,000	655,895
4.50%, 08/15/2030 - 06/01/2033 (A)	934,000	757,740
4.50%, 05/01/2032	698,000	563,819
4.75%, 03/01/2030 - 02/01/2032 (A)	1,775,000	1,499,959
5.00%, 02/01/2028 (A)	423,000	395,444
5.38%, 06/01/2029 (A)	290,000	263,870
5.50%, 05/01/2026 (A)	348,000	343,899
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A)(B)	61,000	51,175
7.75%, 04/15/2028 (A)(B)	244,000	213,573
9.00%, 09/15/2028 (A)	699,000	731,861

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Media (continued)
CSC Holdings LLC
4.13%, 12/01/2030 (A)	$248,000	$160,295
4.50%, 11/15/2031 (A)	662,000	427,055
5.38%, 02/01/2028 (A)	400,000	303,910
5.75%, 01/15/2030 (A)	2,580,000	969,246
6.50%, 02/01/2029 (A)(B)	460,000	335,689
7.50%, 04/01/2028 (A)	500,000	265,358
11.75%, 01/31/2029 (A)	200,000	170,497
DISH DBS Corp.
5.25%, 12/01/2026 (A)	173,000	136,624
5.75%, 12/01/2028 (A)	455,000	315,628
7.38%, 07/01/2028	360,000	153,101
7.75%, 07/01/2026	218,000	135,426
DISH Network Corp.
11.75%, 11/15/2027 (A)	354,000	347,094
Gray Television, Inc.
4.75%, 10/15/2030 (A)	662,000	397,332
5.38%, 11/15/2031 (A)	1,156,000	655,669
7.00%, 05/15/2027 (A)(B)	260,000	239,362
iHeartCommunications, Inc.
5.25%, 08/15/2027 (A)	564,000	299,537
6.38%, 05/01/2026 (B)	495,000	384,953
8.38%, 05/01/2027	1,147,386	422,579
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (A)(B)	1,506,000	1,248,814
6.75%, 10/15/2027 (A)	816,000	764,307
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (A)	211,000	198,522
4.13%, 07/01/2030 (A)	485,000	414,271
5.00%, 08/01/2027 (A)	31,000	29,677
5.50%, 07/01/2029 (A)	373,000	350,424
TEGNA, Inc.
4.63%, 03/15/2028	481,000	433,298
4.75%, 03/15/2026 (A)	244,000	238,506
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	796,000	762,134
8.00%, 08/15/2028 (A)	403,000	393,018
8.50%, 07/31/2031 (A)	687,000	667,324
Virgin Media Finance PLC
5.00%, 07/15/2030 (A)	647,000	533,251
Virgin Media Secured Finance PLC
5.50%, 05/15/2029 (A)	1,139,000	1,041,394
VZ Secured Financing BV
5.00%, 01/15/2032 (A)	2,548,000	2,173,001

		20,844,531

Metals & Mining - 4.8%
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029 (A)	1,137,000	1,139,582
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032 (A)	900,000	889,432
Constellium SE
5.63%, 06/15/2028 (A)	1,025,000	1,003,451
5.88%, 02/15/2026 (A)	1,818,000	1,808,493
Enviri Corp.
5.75%, 07/31/2027 (A)(B)	1,424,000	1,352,250

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
FMG Resources August 2006 Pty. Ltd.
5.88%, 04/15/2030 (A)	$718,000	$701,502
6.13%, 04/15/2032 (A)	698,000	689,962
Mineral Resources Ltd.
8.13%, 05/01/2027 (A)	872,000	879,236
8.50%, 05/01/2030 (A)	988,000	1,022,760
9.25%, 10/01/2028 (A)	99,000	103,897
New Gold, Inc.
7.50%, 07/15/2027 (A)	1,032,000	1,039,039
Novelis Corp.
3.25%, 11/15/2026 (A)	70,000	65,861
3.88%, 08/15/2031 (A)	71,000	61,495
4.75%, 01/30/2030 (A)	1,620,000	1,502,807

		12,259,767

Mortgage Real Estate Investment Trusts - 0.5%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	364,000	344,768
5.25%, 10/01/2025 (A)	632,000	626,561
7.00%, 07/15/2031 (A)(E)	302,000	304,446

		1,275,775

Oil, Gas & Consumable Fuels - 11.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029 (A)	690,000	668,929
6.63%, 02/01/2032 (A)	393,000	396,527
Chord Energy Corp.
6.38%, 06/01/2026 (A)	764,000	763,892
Civitas Resources, Inc.
5.00%, 10/15/2026 (A)	424,000	412,669
8.63%, 11/01/2030 (A)	28,000	30,047
8.75%, 07/01/2031 (A)	940,000	1,006,758
Comstock Resources, Inc.
5.88%, 01/15/2030 (A)	619,000	576,809
CrownRock LP/CrownRock Finance, Inc.
5.00%, 05/01/2029 (A)	17,000	16,847
5.63%, 10/15/2025 (A)	1,849,000	1,844,647
DT Midstream, Inc.
4.13%, 06/15/2029 (A)	392,000	362,831
4.38%, 06/15/2031 (A)	122,000	111,097
EnLink Midstream LLC
6.50%, 09/01/2030 (A)	435,000	445,450
EQM Midstream Partners LP
6.00%, 07/01/2025 (A)	59,000	59,004
6.38%, 04/01/2029 (A)	769,000	776,756
6.50%, 07/01/2027 (A)	366,000	369,875
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	154,000	155,359
8.25%, 01/15/2029	37,000	38,183
8.88%, 04/15/2030	407,000	428,168
Harvest Midstream I LP
7.50%, 05/15/2032 (A)	889,000	903,098

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Hess Midstream Operations LP
4.25%, 02/15/2030 (A)	$31,000	$28,450
5.13%, 06/15/2028 (A)	657,000	636,179
6.50%, 06/01/2029 (A)	178,000	180,467
HF Sinclair Corp.
6.38%, 04/15/2027 (A)	678,000	679,419
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032 (A)	98,000	99,756
Ithaca Energy North Sea PLC
9.00%, 07/15/2026 (A)	875,000	886,175
Kinder Morgan, Inc.
7.75%, 01/15/2032	245,000	276,967
8.05%, 10/15/2030	134,000	150,971
Matador Resources Co.
6.50%, 04/15/2032 (A)	184,000	184,089
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (A)	115,000	115,177
10.50%, 05/15/2027 (A)	507,000	519,628
NuStar Logistics LP
5.63%, 04/28/2027	742,000	735,710
5.75%, 10/01/2025	115,000	114,281
6.00%, 06/01/2026	111,000	110,838
Occidental Petroleum Corp.
6.13%, 01/01/2031	79,000	80,825
6.45%, 09/15/2036	1,194,000	1,247,849
6.63%, 09/01/2030	899,000	942,800
7.15%, 05/15/2028	433,000	456,017
Ovintiv, Inc.
7.38%, 11/01/2031	276,000	301,194
Parkland Corp.
4.50%, 10/01/2029 (A)	341,000	312,026
4.63%, 05/01/2030 (A)	77,000	70,239
5.88%, 07/15/2027 (A)	531,000	524,147
PBF Holding Co. LLC/PBF Finance Corp.
7.88%, 09/15/2030 (A)	687,000	703,330
Permian Resources Operating LLC
7.00%, 01/15/2032 (A)	979,000	1,005,697
SM Energy Co.
5.63%, 06/01/2025 (B)	299,000	297,709
6.50%, 07/15/2028	77,000	76,345
6.63%, 01/15/2027	832,000	828,698
6.75%, 09/15/2026	222,000	222,070
Southwestern Energy Co.
4.75%, 02/01/2032	286,000	262,961
5.38%, 03/15/2030	540,000	521,486
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
10.00% (G), 10/15/2026 (A)	340,000	349,561
Summit Midstream Partners LP
Fixed until 05/01/2023 (D), 13.03% (C)	672,000	833,280
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	145,000	138,339
5.00%, 01/15/2028	150,000	146,896
5.50%, 03/01/2030	716,000	711,912
6.50%, 07/15/2027	255,000	256,666

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	$959,000	$1,051,092
9.88%, 02/01/2032 (A)	1,090,000	1,185,061
Vital Energy, Inc.
9.75%, 10/15/2030	530,000	578,727
Western Midstream Operating LP
5.30%, 03/01/2048	1,122,000	970,043
5.45%, 04/01/2044	251,000	226,588

		28,386,611

Paper & Forest Products - 0.7%
Domtar Corp.
6.75%, 10/01/2028 (A)	970,000	865,064
Glatfelter Corp.
4.75%, 11/15/2029 (A)(B)	1,171,000	967,978

		1,833,042

Personal Care Products - 0.3%
Coty, Inc.
5.00%, 04/15/2026 (A)	582,000	574,318
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6.63%, 07/15/2030 (A)	243,000	246,626

		820,944

Pharmaceuticals - 1.2%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A)	532,000	367,080
Bausch Health Cos., Inc.
5.00%, 01/30/2028 - 02/15/2029 (A)	574,000	279,589
5.25%, 01/30/2030 - 02/15/2031 (A)	619,000	287,835
7.00%, 01/15/2028 (A)	161,000	86,940
Grifols SA
4.75%, 10/15/2028 (A)(B)	613,000	528,853
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (A)	685,000	636,189
5.13%, 04/30/2031 (A)	453,000	405,955
6.75%, 05/15/2034 (A)	359,000	358,459

		2,950,900

Real Estate Management & Development - 0.4%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (A)(B)	510,000	506,284
8.88%, 09/01/2031 (A)(B)	417,000	438,762

		945,046

Software - 1.8%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/2029 (A)	819,000	831,691
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	829,000	747,551
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028 (A)	555,000	495,717
8.75%, 05/01/2029 (A)	770,000	784,024

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Software (continued)
MSCI, Inc.
3.63%, 09/01/2030 (A)	$ 986,000	$ 885,228
Rackspace Finance LLC
3.50%, 05/15/2028 (A)	426,685	183,475
UKG, Inc.
6.88%, 02/01/2031 (A)	620,000	627,754

		4,555,440

Specialized REITs - 1.0%
Iron Mountain, Inc.
4.50%, 02/15/2031 (A)	183,000	165,196
5.25%, 03/15/2028 (A)	994,000	961,848
7.00%, 02/15/2029 (A)	346,000	352,111
VICI Properties LP/VICI Note Co., Inc.
3.88%, 02/15/2029 (A)	319,000	295,068
4.63%, 06/15/2025 (A)	182,000	179,670
5.75%, 02/01/2027 (A)	480,000	480,104

		2,433,997

Specialty Retail - 0.7%
Bath & Body Works, Inc.
6.63%, 10/01/2030 (A)	236,000	236,720
6.75%, 07/01/2036	497,000	494,670
6.88%, 11/01/2035	395,000	398,347
7.50%, 06/15/2029	549,000	565,505
9.38%, 07/01/2025 (A)	56,000	57,831

		1,753,073

Technology Hardware, Storage & Peripherals - 1.0%
NCR Voyix Corp.
5.00%, 10/01/2028 (A)	329,000	310,607
5.13%, 04/15/2029 (A)	1,105,000	1,041,122
5.25%, 10/01/2030 (A)	481,000	439,667
Western Digital Corp.
4.75%, 02/15/2026	774,000	757,788

		2,549,184

Wireless Telecommunication Services - 1.1%
Altice France SA
8.13%, 02/01/2027 (A)(B)	970,000	727,438
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031 (A)	585,000	485,824
4.75%, 07/15/2031 (A)	1,029,000	867,888
7.75%, 04/15/2032 (A)	776,000	756,899

		2,838,049

Total Corporate Debt Securities (Cost $252,168,860)		241,682,193

LOAN ASSIGNMENTS - 2.3%
Automobile Components - 0.2%
Clarios Global LP Term Loan B, 1-Month Term SOFR + 3.00%, 8.34% (C), 05/06/2030	434,910	435,725

	Principal	Value

LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies - 0.3%
Garda World Security Corp. Term Loan B, 3-Month Term SOFR + 4.25%, 9.59% (C), 02/01/2029	$ 892,728	$ 897,638

Containers & Packaging - 0.4%
Anchor Glass Container Corp. Term Loan, 3-Month Term SOFR + 5.00%, 10.59% (C), 12/07/2025	876,995	701,596
Trident TPI Holdings, Inc. Term Loan B6, 3-Month Term SOFR + 4.00%, 9.57% (C), 09/15/2028	402,241	402,681

		1,104,277

Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment, Inc. Term Loan B1, 3-Month Term SOFR + 2.75%, 8.10% (C), 02/06/2031	773,063	772,235

IT Services - 0.1%
Rackspace Technology Global, Inc. 1st Lien Term Loan, 1-Month Term SOFR + 6.25%, 11.69% (C), 05/15/2028	233,046	234,891

Machinery - 0.3%
Madison IAQ LLC Term Loan, TBD, 06/21/2028 (E)(H)	650,000	650,975

Software - 0.7%
Central Parent, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 8.58% (C), 07/06/2029	748,492	736,797
UKG, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 8.58% (C), 02/10/2031	1,020,000	1,023,188

		1,759,985

Total Loan Assignments (Cost $5,925,719)		5,855,726

	Shares	Value

COMMON STOCKS - 0.1%
Electric Utilities - 0.0% (I)
Homer City Generation LLC (J)(K)(L)	39,132	391

Oil, Gas & Consumable Fuels - 0.0%
Ultra Resources, Inc. (E)(J)(K)(L)(M)	123	0

Software - 0.1%
Avaya Holdings Corp. (J)(L)	33,145	198,870

Total Common Stocks (Cost $2,523,065)		199,261

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value

OTHER INVESTMENT COMPANY - 5.9%
Securities Lending Collateral - 5.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (N)	14,845,118	$14,845,118

Total Other Investment Company (Cost $14,845,118)		14,845,118

	Principal	Value

REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 2.50% (N), dated 06/28/2024, to be repurchased at $2,690,575 on 07/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 03/31/2026, and with a value of $2,743,933.	$2,690,014	2,690,014

Total Repurchase Agreement (Cost $2,690,014)		2,690,014

Total Investments (Cost $278,152,776)		265,272,312

Net Other Assets (Liabilities) - (5.0)%		(12,511,917)

Net Assets - 100.0%		$252,760,395

INVESTMENT VALUATION:

Valuation Inputs (O)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value

ASSETS
Investments
Corporate Debt Securities	$—	$241,682,193	$—	$241,682,193
Loan Assignments	—	5,855,726	—	5,855,726
Common Stocks	—	198,870	391	199,261
Other Investment Company	14,845,118	—	—	14,845,118
Repurchase Agreement	—	2,690,014	—	2,690,014

Total Investments	$14,845,118	$250,426,803	$391	$265,272,312

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the total value of 144A securities is $192,634,606, representing 76.2% of the Portfolio’s net assets.

(B)

All or a portion of the security is on loan. The total value of the securities on loan is $16,026,050, collateralized by cash collateral of $14,845,118 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,515,045. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)

Floating or variable rate security. The rate disclosed is as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)

When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(F)

Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of June 30, 2024; the maturity date disclosed is the ultimate maturity date.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(H)	All or a portion of the security represents an unsettled loan commitment at June 30, 2024 where the rate will be determined at time of settlement.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Non-income producing security.
(K)	Security is Level 3 of the fair value hierarchy.
(L)	Fair valued as determined in good faith in accordance with TAM’s procedures. At June 30, 2024, the total value of the securities is $199,261, representing 0.1% of the Portfolio’s net assets.
(M)	Security deemed worthless.
(N)	Rate disclosed reflects the yield at June 30, 2024.
(O)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(P)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATION(S):

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon High Yield Bond VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Investments, at value (cost $275,462,762) (including securities loaned of $16,026,050)	$262,582,298
Repurchase agreement, at value (cost $2,690,014)	2,690,014
Cash	142,524
Receivables and other assets:
Net income from securities lending	26,033
Interest	4,265,011
Prepaid expenses	1,142

Total assets	269,707,022

Liabilities:
Cash collateral received upon return of:
Securities on loan	14,845,118
Payables and other liabilities:
Investments purchased	395,105
When-issued, delayed-delivery, forward and TBA commitments purchased	1,294,334
Shares of beneficial interest redeemed	204,519
Investment management fees	107,201
Distribution and service fees	22,287
Transfer agent costs	254
Trustee and CCO fees	687
Audit and tax fees	19,752
Custody fees	28,323
Legal fees	3,026
Printing and shareholder reports fees	19,391
Other accrued expenses	6,630

Total liabilities	16,946,627

Net assets	$252,760,395

Net assets consist of:
Capital stock ($0.01 par value)	$359,413
Additional paid-in capital	271,939,693

Total distributable earnings (accumulated losses)	(19,538,711)

Net assets	$252,760,395

Net assets by class:
Initial Class	$136,428,528
Service Class	116,331,867

Shares outstanding:
Initial Class	19,582,669
Service Class	16,358,609

Net asset value and offering price per share:
Initial Class	$6.97
Service Class	7.11

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Interest income	$8,678,785
Net income from securities lending	104,416

Total investment income	8,783,201

Expenses:
Investment management fees	693,022
Distribution and service fees:
Service Class	145,488
Transfer agent costs	1,439
Trustee and CCO fees	5,787
Audit and tax fees	19,575
Custody fees	27,548
Legal fees	8,483
Printing and shareholder reports fees	18,722
Other	9,648

Total expenses	929,712

Net investment income (loss)	7,853,489

Net realized gain (loss) on:
Investments	(2,546,789)

Net change in unrealized appreciation (depreciation) on:
Investments	(883,175)

Net realized and change in unrealized gain (loss)	(3,429,964)

Net increase (decrease) in net assets resulting from operations	$4,423,525

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon High Yield Bond VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$ 7,853,489	$ 12,346,395
Net realized gain (loss)	(2,546,789)	(7,596,507)
Net change in unrealized appreciation (depreciation)	(883,175)	18,448,644

Net increase (decrease) in net assets resulting from operations	4,423,525	23,198,532

Dividends and/or distributions to shareholders:
Initial Class	—	(5,978,036)
Service Class	—	(4,956,039)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(10,934,075)

Capital share transactions:
Proceeds from shares sold:
Initial Class	2,722,641	71,342,607
Service Class	3,034,771	5,867,254

	5,757,412	77,209,861
Dividends and/or distributions reinvested:
Initial Class	—	5,978,036
Service Class	—	4,956,039

	—	10,934,075
Cost of shares redeemed:
Initial Class	(5,571,162)	(12,347,955)
Service Class	(9,915,071)	(16,223,227)

	(15,486,233)	(28,571,182)

Net increase (decrease) in net assets resulting from capital share transactions	(9,728,821)	59,572,754

Net increase (decrease) in net assets	(5,305,296)	71,837,211

Net assets:
Beginning of period/year	258,065,691	186,228,480
End of period/year	$252,760,395	$258,065,691

Capital share transactions - shares:
Shares issued:
Initial Class	397,264	10,584,220
Service Class	432,523	863,841

	829,787	11,448,061
Shares reinvested:
Initial Class	—	922,537
Service Class	—	747,517

	—	1,670,054
Shares redeemed:
Initial Class	(812,914)	(1,864,833)
Service Class	(1,413,382)	(2,415,595)

	(2,226,296)	(4,280,428)

Net increase (decrease) in shares outstanding:
Initial Class	(415,650)	9,641,924
Service Class	(980,859)	(804,237)

	(1,396,509)	8,837,687

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon High Yield Bond VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$ 6.84		$ 6.45	$ 7.72	$ 7.65	$ 7.78	$ 7.27

Investment operations:
Net investment income (loss)(A)	0.22		0.40	0.37	0.36	0.39	0.44

Net realized and unrealized gain (loss)	(0.09)		0.30	(1.22)	0.13	(0.04)	0.57

Total investment operations	0.13		0.70	(0.85)	0.49	0.35	1.01

Dividends and/or distributions to shareholders:
Net investment income	—		(0.31)	(0.42)	(0.42)	(0.48)	(0.50)

Net asset value, end of period/year	$ 6.97		$ 6.84	$ 6.45	$ 7.72	$ 7.65	$ 7.78

Total return	1.90	%(B)	11.11%	(11.12)%	6.35%	5.04%	14.21%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$ 136,428		$ 136,822	$ 66,793	$ 83,291	$ 96,601	$ 104,239
Expenses to average net assets	0.63	%(C)	0.65%	0.62%	0.62%	0.63%	0.65%
Net investment income (loss) to average net assets	6.40	%(C)	6.02%	5.35%	4.68%	5.34%	5.64%
Portfolio turnover rate	17	%(B)	23%	16%	36%	40%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$ 6.99		$ 6.58	$ 7.87	$ 7.78	$ 7.91	$ 7.38

Investment operations:
Net investment income (loss)(A)	0.21		0.39	0.36	0.35	0.38	0.42

Net realized and unrealized gain (loss)	(0.09)		0.31	(1.25)	0.14	(0.05)	0.59

Total investment operations	0.12		0.70	(0.89)	0.49	0.33	1.01

Dividends and/or distributions to shareholders:
Net investment income	—		(0.29)	(0.40)	(0.40)	(0.46)	(0.48)

Net asset value, end of period/year	$ 7.11		$ 6.99	$ 6.58	$ 7.87	$ 7.78	$ 7.91

Total return	1.72	%(B)	10.87%	(11.45)%	6.25%	4.68%	13.97%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$ 116,332		$ 121,244	$ 119,435	$ 160,658	$ 160,615	$ 166,739
Expenses to average net assets	0.88	%(C)	0.90%	0.87%	0.87%	0.88%	0.90%
Net investment income (loss) to average net assets	6.14	%(C)	5.74%	5.09%	4.42%	5.08%	5.39%
Portfolio turnover rate	17	%(B)	23%	16%	36%	40%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon High Yield Bond VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2024 by the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unfunded loan participations at June 30, 2024. Open funded loan participations and assignments at June 30, 2024, if any, are included within the Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statement of Assets and Liabilities.

PIKs held at June 30, 2024, if any, are identified within the Schedule of Investments.

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2024, if any, are identified within the Schedule of Investments.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2024, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

	Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total

Securities Lending Transactions
Corporate Debt Securities	$14,845,118	$ —	$ —	$ —	$14,845,118

Total Borrowings	$14,845,118	$ —	$ —	$ —	$14,845,118

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK FACTORS (continued)

health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.

High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the Portfolio.

Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. The U.S. Federal Reserve has raised interest rates from historically low levels. Any additional interest rate increases in the future may cause the value of fixed-income securities to decrease.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Portfolio, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS and TCI are affiliates of Aegon Ltd.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, AUIM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $1.25 billion	0.554%
Over $1.25 billion up to $2 billion	0.544
Over $2 billion	0.520

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.70%	May 1, 2025
Service Class	0.95	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities

Long-Term	U.S. Government	Long-Term	U.S. Government

$ 45,206,939	$ —	$ 43,150,284	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)

$ 278,152,776	$ 3,690,274	$ (16,570,738)	$ (12,880,464)

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

10. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon High Yield Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Aegon High Yield Bond VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon High Yield Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 10-year period and below the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Trustees also noted recent changes in the legal and compliance team at the Sub-Adviser.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon High Yield Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.

PO Box 219945

Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value

COMMON STOCKS - 99.5%
Banks - 4.3%
Citizens Financial Group, Inc.	323,085	$ 11,640,753
US Bancorp	220,570	8,756,629

		20,397,382

Biotechnology - 2.8%
Gilead Sciences, Inc.	196,318	13,469,378

Capital Markets - 8.6%
CME Group, Inc.	84,021	16,518,529
Moody’s Corp.	18,715	7,877,705
State Street Corp.	129,891	9,611,934
Stifel Financial Corp.	88,422	7,440,711

		41,448,879

Chemicals - 2.0%
Linde PLC	21,886	9,603,796

Commercial Services & Supplies - 3.5%
Republic Services, Inc.	87,183	16,943,144

Communications Equipment - 3.5%
Cisco Systems, Inc.	357,746	16,996,512

Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp.	7,237	6,151,378

Containers & Packaging - 2.4%
Packaging Corp. of America	64,089	11,700,088

Diversified Telecommunication Services - 1.2%
TELUS Corp. (A)	363,199	5,498,833

Electrical Equipment - 4.7%
Emerson Electric Co.	95,400	10,509,264
Schneider Electric SE, ADR (A)	245,887	11,837,000

		22,346,264

Ground Transportation - 1.6%
Union Pacific Corp.	33,864	7,662,069

Health Care Equipment & Supplies - 2.1%
Medtronic PLC	126,867	9,985,702

Health Care Providers & Services - 4.9%
Elevance Health, Inc.	23,796	12,894,100
Quest Diagnostics, Inc.	77,809	10,650,496

		23,544,596

Household Products - 6.1%
Colgate-Palmolive Co.	195,222	18,944,343
Kimberly-Clark Corp.	76,135	10,521,857

		29,466,200

Independent Power & Renewable Electricity Producers - 1.6%
AES Corp.	433,391	7,614,680

Insurance - 6.8%
Cincinnati Financial Corp.	83,031	9,805,961
MetLife, Inc.	241,957	16,982,962
Progressive Corp.	28,826	5,987,448

		32,776,371

	Shares	Value

COMMON STOCKS (continued)
Machinery - 4.0%
AGCO Corp.	97,266	$ 9,520,396
Xylem, Inc.	71,985	9,763,326

		19,283,722

Media - 2.7%
Omnicom Group, Inc.	145,085	13,014,124

Metals & Mining - 1.8%
Steel Dynamics, Inc.	67,767	8,775,826

Pharmaceuticals - 5.5%
Bristol-Myers Squibb Co.	186,971	7,764,906
Merck & Co., Inc.	148,933	18,437,905

		26,202,811

Professional Services - 4.2%
Automatic Data Processing, Inc.	44,248	10,561,555
RELX PLC, ADR	203,108	9,318,595

		19,880,150

Semiconductors & Semiconductor Equipment - 9.2%
Broadcom, Inc.	6,852	11,001,091
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	90,402	15,712,772
Texas Instruments, Inc.	90,708	17,645,427

		44,359,290

Software - 2.9%
Microsoft Corp.	31,241	13,963,165

Specialized REITs - 4.1%
American Tower Corp.	27,170	5,281,305
Digital Realty Trust, Inc.	41,342	6,286,051
Weyerhaeuser Co.	285,842	8,115,054

		19,682,410

Specialty Retail - 2.6%
Home Depot, Inc.	36,821	12,675,261

Trading Companies & Distributors - 3.9%
United Rentals, Inc.	15,246	9,860,046
WESCO International, Inc.	54,610	8,656,777

		18,516,823

Water Utilities - 1.2%
Essential Utilities, Inc.	152,141	5,679,423

Total Common Stocks (Cost $416,648,262)		477,638,277

OTHER INVESTMENT COMPANY - 3.1%
Securities Lending Collateral - 3.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (B)	14,791,245	14,791,245

Total Other Investment Company (Cost $14,791,245)		14,791,245

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

Principal	Value

REPURCHASE AGREEMENT - 0.4%

Fixed Income Clearing Corp.,
2.50% (B), dated 06/28/2024, to be repurchased at $2,095,378 on 07/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 03/31/2026, and with a value of $2,137,017.

$ 2,094,942	$ 2,094,942

Total Repurchase Agreement (Cost $2,094,942)	2,094,942

Total Investments (Cost $433,534,449)	494,524,464

Net Other Assets (Liabilities) - (3.0)%	(14,275,594)

Net Assets - 100.0%	$ 480,248,870

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value

ASSETS
Investments
Common Stocks	$477,638,277	$—	$—	$477,638,277
Other Investment Company	14,791,245	—	—	14,791,245
Repurchase Agreement	—	2,094,942	—	2,094,942

Total Investments	$492,429,522	$2,094,942	$—	$494,524,464

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of the securities on loan is $16,048,047, collateralized by cash collateral of $14,791,245 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,630,755. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at June 30, 2024.
(C)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Sustainable Equity Income VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Investments, at value (cost $431,439,507) (including securities loaned of $16,048,047)	$492,429,522
Repurchase agreement, at value (cost $2,094,942)	2,094,942
Receivables and other assets:
Net income from securities lending	6,684
Shares of beneficial interest sold	49,702
Dividends	917,189
Interest	437
Prepaid expenses	1,802

Total assets	495,500,278

Liabilities:
Cash collateral received upon return of:
Securities on loan	14,791,245
Payables and other liabilities:
Shares of beneficial interest redeemed	80,209
Investment management fees	244,093
Distribution and service fees	31,791
Transfer agent costs	461
Trustee and CCO fees	1,309
Audit and tax fees	12,477
Custody fees	14,023
Legal fees	10,986
Printing and shareholder reports fees	54,387
Other accrued expenses	10,427

Total liabilities	15,251,408

Net assets	$480,248,870

Net assets consist of:
Capital stock ($0.01 par value)	$241,914
Additional paid-in capital	406,373,197
Total distributable earnings (accumulated losses)	73,633,759

Net assets	$480,248,870

Net assets by class:
Initial Class	$314,449,685
Service Class	165,799,185

Shares outstanding:
Initial Class	15,847,969
Service Class	8,343,420

Net asset value and offering price per share:
Initial Class	$19.84
Service Class	19.87
STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income	$5,866,487
Interest income	54,265
Net income from securities lending	23,203
Withholding taxes on foreign income	(82,323)

Total investment income	5,861,632

Expenses:
Investment management fees	1,573,390
Distribution and service fees:
Service Class	206,409
Transfer agent costs	2,685
Trustee and CCO fees	11,033
Audit and tax fees	11,988
Custody fees	14,235
Legal fees	19,679
Printing and shareholder reports fees	49,882
Other	18,377

Total expenses	1,907,678

Net investment income (loss)	3,953,954

Net realized gain (loss) on:
Investments	29,837,181
Foreign currency transactions	844

Net realized gain (loss)	29,838,025

Net change in unrealized appreciation (depreciation) on:
Investments	5,903,047
Translation of assets and liabilities denominated in foreign currencies	(1,549)

Net change in unrealized appreciation (depreciation)	5,901,498

Net realized and change in unrealized gain (loss)	35,739,523

Net increase (decrease) in net assets resulting from operations	$39,693,477

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Sustainable Equity Income VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$ 3,953,954	$ 9,922,977
Net realized gain (loss)	29,838,025	(17,087,931)
Net change in unrealized appreciation (depreciation)	5,901,498	31,786,196

Net increase (decrease) in net assets resulting from operations	39,693,477	24,621,242

Dividends and/or distributions to shareholders:
Initial Class	—	(7,410,520)
Service Class	—	(3,122,708)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(10,533,228)

Capital share transactions:
Proceeds from shares sold:
Initial Class	2,844,693	15,433,206
Service Class	923,177	6,290,961

	3,767,870	21,724,167
Dividends and/or distributions reinvested:
Initial Class	—	7,410,520
Service Class	—	3,122,708
	—	10,533,228
Cost of shares redeemed:
Initial Class	(19,545,268)	(91,006,584)
Service Class	(14,631,081)	(27,916,713)

	(34,176,349)	(118,923,297)

Net increase (decrease) in net assets resulting from capital share transactions	(30,408,479)	(86,665,902)

Net increase (decrease) in net assets	9,284,998	(72,577,888)

Net assets:
Beginning of period/year	470,963,872	543,541,760
End of period/year	$480,248,870	$ 470,963,872

Capital share transactions - shares:
Shares issued:
Initial Class	148,167	901,896
Service Class	47,686	360,127

	195,853	1,262,023
Shares reinvested:
Initial Class	—	428,354
Service Class	—	179,879

	—	608,233
Shares redeemed:
Initial Class	(1,010,768)	(5,415,055)
Service Class	(755,662)	(1,608,996)

	(1,766,430)	(7,024,051)
Net increase (decrease) in shares outstanding:
Initial Class	(862,601)	(4,084,805)
Service Class	(707,976)	(1,068,990)

	(1,570,577)	(5,153,795)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Sustainable Equity Income VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$18.26		$17.57	$21.11	$17.60	$22.57	$22.22

Investment operations:
Net investment income (loss)(A)	0.17		0.36	0.34	0.34	0.43	0.57
Net realized and unrealized gain (loss)	1.41		0.72	(2.80)	3.60	(2.48)	4.29

Total investment operations	1.58		1.08	(2.46)	3.94	(2.05)	4.86

Dividends and/or distributions to shareholders:
Net investment income	—		(0.39)	(0.41)	(0.43)	(0.58)	(0.63)
Net realized gains	—		—	(0.67)	—	(2.34)	(3.88)
Total dividends and/or distributions to shareholders	—		(0.39)	(1.08)	(0.43)	(2.92)	(4.51)

Net asset value, end of period/year	$19.84		$18.26	$17.57	$21.11	$17.60	$22.57

Total return	8.65	%(B)	6.28%	(11.63)%	22.42%	(7.35)%	23.91%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$314,450		$305,197	$365,350	$448,361	$440,332	$564,788
Expenses to average net assets	0.72	%(C)	0.73%	0.69%	0.69%	0.74%	0.72%
Net investment income (loss) to average net assets	1.75	%(C)	2.07%	1.86%	1.70%	2.40%	2.43%
Portfolio turnover rate	12	%(B)	11%	22%	23%	135%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$18.31		$17.61	$21.14	$17.63	$22.59	$22.23

Investment operations:
Net investment income (loss)(A)	0.14		0.32	0.30	0.29	0.38	0.51
Net realized and unrealized gain (loss)	1.42		0.72	(2.81)	3.60	(2.47)	4.29

Total investment operations	1.56		1.04	(2.51)	3.89	(2.09)	4.80

Dividends and/or distributions to shareholders:
Net investment income	—		(0.34)	(0.35)	(0.38)	(0.53)	(0.56)
Net realized gains	—		—	(0.67)	—	(2.34)	(3.88)

Total dividends and/or distributions to shareholders	—		(0.34)	(1.02)	(0.38)	(2.87)	(4.44)

Net asset value, end of period/year	$19.87		$18.31	$17.61	$21.14	$17.63	$22.59

Total return	8.52	%(B)	6.00%	(11.84)%	22.12%	(7.59)%	23.57%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$165,799		$165,767	$178,192	$235,078	$225,731	$255,061
Expenses to average net assets	0.97	%(C)	0.98%	0.94%	0.94%	0.99%	0.97%
Net investment income (loss) to average net assets	1.50	%(C)	1.83%	1.61%	1.45%	2.16%	2.17%
Portfolio turnover rate	12	%(B)	11%	22%	23%	135%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon Sustainable Equity Income VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2024 by the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2024, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash,

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total

Securities Lending Transactions
Common Stocks	$14,791,245	$—	$—	$—	$14,791,245

Total Borrowings	$14,791,245	$—	$—	$—	$14,791,245

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Dividend paying stock risk: There can be no assurance that the issuers of the stocks held by the Portfolio will pay dividends in the future or that, if dividends are paid, they will not decrease. The Portfolio’s emphasis on dividend paying stocks could cause the Portfolio’s share price and total return to fluctuate more than, or cause the Portfolio to underperform, similar Portfolios that invest without consideration of an issuer’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks tend to go through cycles of over- or under-performing the stock market in general.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6.  RISK FACTORS (continued)

tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

Sustainability investing risk: Applying sustainability criteria to the sub-adviser’s investment analysis for the Portfolio may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, the Portfolio may forgo some investment opportunities available to funds that do not apply sustainability investing principals or that apply different sustainability criteria. Applying sustainability criteria may impact the Portfolio’s exposure to risks associated with certain issuers, asset classes, industries and sectors, which may impact the Portfolio’s investment performance. The relevance and weightings of sustainability criteria to the sub-adviser’s investment process may vary significantly across issuers, asset classes, industries and sectors. Securities of companies meeting the sub-adviser’s sustainability criteria at the time of investment may shift into and out of favor depending on market and economic conditions, and a company’s sustainability practices, or the sub-adviser’s assessment of such practices, may change over time. The Portfolio’s performance may at times be better or worse than the performance of similar funds that do not utilize sustainability investing principals or that apply different sustainability criteria. “Sustainability” is not a uniformly defined characteristic and applying sustainability criteria involves subjective assessments. There may be significant differences in views in what constitutes positive or negative sustainability characteristics of a company. The sub-adviser’s sustainability assessment of a company may differ from that of other funds or investors. The Portfolio’s investments may include securities of issuers that derive revenue from non-sustainable activities. Sustainability ratings and assessments of issuers can vary across third party data providers, and sustainability data may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability characteristics. Data inputs may include information self-reported by companies or from third party data providers. Regulation of sustainability investing in the U.S. and abroad is evolving. Regulatory change regarding the definition and/or use of sustainability criteria could have a material adverse effect on the Portfolio’s ability to invest in accordance with its sustainability strategy.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

With respect to the Portfolio TAM has entered into a sub-advisory agreement with Aegon Asset Management UK plc (“AAM UK”), a wholly-owned subsidiary of Aegon Ltd. AAM UK provides day-to-day portfolio management services to the Portfolio, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AAM UK, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, AAM UK, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $500 million	0.663%
Over $500 million up to $1 billion	0.580
Over $1 billion up to $1.5 billion	0.550
Over $1.5 billion	0.530

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.73%	May 1, 2025
Service Class	0.98	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government

$ 58,888,286	$ —	$ 81,241,173	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)

$ 433,534,449	$ 88,835,346	$ (27,845,331)	$ 60,990,015

10. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

10. NEW ACCOUNTING PRONOUNCEMENT (continued)

apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Sustainable Equity Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Aegon Sustainable Equity Income VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Aegon Asset Management UK plc (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Sustainable Equity Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on December 1, 2020 pursuant to its current investment strategies. The Trustees also noted recent changes in the legal and compliance team at the Sub-Adviser. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2024.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Sustainable Equity Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon Sustainable Equity Income VP

RESULTS OF SHAREHOLDER MEETING

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires regulated investment companies to report on all subject matters put to the vote of shareholders and to provide final results. Accordingly, the Board of Trustees of the Portfolio solicited a vote by the shareholders for the following item:

A special meeting of holders of Transamerica Aegon Sustainable Equity Income VP was held on April 29, 2024. The results of Proposal 2 were as follows:

To approve the Portfolio’s use of the manager of managers exemptive order, which will allow TAM, the Portfolio’s investment manager, to enter into and materially amend sub-advisory agreements with respect to the Portfolio in the future without Holder approval, subject to prior approval by the Portfolio’s Board of Trustees.

Proposal	Number of Shares

For	22,651,362
Against	1,447,075
Withheld	1,036,908

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945
Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 55.3%
U.S. Treasury - 53.8%
U.S. Treasury Bonds
1.13%, 05/15/2040	$ 1,305,000	$ 806,806
1.88%, 02/15/2051	5,069,000	2,981,206
2.00%, 02/15/2050	4,264,000	2,607,203
2.25%, 02/15/2052	2,000,000	1,282,813
2.38%, 02/15/2042	7,500,000	5,485,254
2.50%, 02/15/2045 - 05/15/2046	1,517,000	1,082,227
2.88%, 05/15/2049 - 05/15/2052	3,981,000	2,947,676
3.00%, 05/15/2042 - 08/15/2052	6,434,000	5,009,523
3.38%, 08/15/2042 - 11/15/2048	1,263,000	1,055,528
3.63%, 08/15/2043	1,646,000	1,436,714
4.13%, 08/15/2053	2,897,000	2,714,580
4.38%, 11/15/2039 - 08/15/2043	2,329,000	2,269,201
4.50%, 02/15/2044	4,494,000	4,427,994
4.63%, 05/15/2054	463,000	472,260
4.75%, 11/15/2053	1,823,000	1,896,205
U.S. Treasury Notes
0.38%, 11/30/2025	5,000,000	4,690,625
0.63%, 12/31/2027	2,000,000	1,753,281
1.25%, 11/30/2026	21,884,000	20,212,780
1.75%, 01/31/2029	2,021,900	1,803,835
1.88%, 02/28/2027 - 02/15/2032	10,931,000	9,980,845
2.38%, 03/31/2029	5,982,000	5,475,633
2.50%, 03/31/2027	2,481,000	2,352,007
2.63%, 05/31/2027	5,000,000	4,742,578
2.88%, 05/15/2032	2,003,000	1,807,551
3.00%, 07/15/2025	1,387,000	1,357,933
3.13%, 08/31/2027	2,619,000	2,513,012
3.25%, 06/30/2027 - 06/30/2029	7,516,000	7,187,963
3.88%, 12/31/2027	3,716,000	3,646,035
4.00%, 02/15/2034	1,704,000	1,657,673
4.13%, 02/15/2027 - 11/15/2032	12,655,000	12,506,957
4.25%, 01/31/2026 - 03/15/2027	7,657,200	7,588,117
4.38%, 05/15/2034	984,000	986,460
4.50%, 03/31/2026	3,411,000	3,393,279
4.63%, 09/30/2028 - 05/31/2031	11,140,000	11,295,891

		141,427,645

U.S. Treasury Inflation-Protected Securities - 1.5%
U.S. Treasury Inflation-Protected Indexed Notes
1.75%, 01/15/2034	3,969,451	3,860,409

		3,860,409

Total U.S. Government Obligations (Cost $156,202,077)		145,288,054

U.S. GOVERNMENT AGENCY OBLIGATIONS - 36.0%
Federal Farm Credit Banks Funding Corp.
2.04%, 09/24/2029	10,000,000	8,903,791
Federal Home Loan Banks
2.38%, 03/14/2025	25,000,000	24,497,215
4.75%, 12/10/2032	5,000,000	5,048,448

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.01%, 07/25/2025	$ 4,978,538	$ 4,860,755
3.19% (A), 09/25/2027	4,070,000	3,867,841
Federal National Mortgage Association
0.88%, 08/05/2030 (B)	8,300,000	6,728,946
1.90%, 01/25/2036	5,000,000	3,670,688
2.63%, 09/06/2024 (B)	4,000,000	3,978,824
Government National Mortgage Association
3.78% (A), 09/20/2061	149,616	148,758
4.25% (A), 06/20/2062	210,281	203,338
4.63% (A), 07/20/2061	8,440	8,095
4.70% (A), 10/20/2061 - 12/20/2061	11,423	10,972
SLM Student Loan Trust
3-Month SOFR Average + 0.43%, 5.78% (A), 01/25/2041	2,210,948	2,151,899
Tennessee Valley Authority
1.50%, 09/15/2031 (B)	5,000,000	4,075,836
2.88%, 02/01/2027 (B)	6,000,000	5,745,484
4.88%, 01/15/2048 (B)	5,000,000	4,970,638
Uniform Mortgage-Backed Security, TBA
5.50%, 07/01/2054 (C)	5,000,000	4,937,148
6.00%, 07/01/2054 (C)	10,827,000	10,867,762

Total U.S. Government Agency Obligations (Cost $100,170,815)		94,676,438

CORPORATE DEBT SECURITIES - 5.4%
Aerospace & Defense - 0.2%
BAE Systems PLC
5.30%, 03/26/2034 (D)	679,000	674,151

Banks - 1.0%
Bank of America Corp.
Fixed until 02/13/2030, 2.50% (A), 02/13/2031	1,500,000	1,297,293
Morgan Stanley
Fixed until 01/22/2030, 2.70% (A), 01/22/2031	1,050,000	921,062
Fixed until 01/18/2034, 5.47% (A), 01/18/2035	414,000	413,722

		2,632,077

Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.
4.02%, 12/03/2029	1,000,000	946,187

Electric Utilities - 0.3%
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/2030	1,000,000	918,751

Financial Services - 1.9%
Private Export Funding Corp.
0.55%, 07/30/2024 (D)	5,000,000	4,979,482

Food Products - 0.2%
Cargill, Inc.
5.13%, 10/11/2032 (D)	511,000	510,848

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 0.7%
Cigna Group
5.25%, 02/15/2034	$ 1,364,000	$ 1,347,765
Health Care Service Corp. A Mutual Legal Reserve Co.
5.45%, 06/15/2034 (D)	601,000	595,283

		1,943,048

Pharmaceuticals - 0.5%
AbbVie, Inc.
5.05%, 03/15/2034	1,250,000	1,248,945

Semiconductors & Semiconductor Equipment - 0.2%
Foundry JV Holdco LLC
6.15%, 01/25/2032 (D)	450,000	459,352

Total Corporate Debt Securities (Cost $14,738,946)		14,312,841

MORTGAGE-BACKED SECURITIES - 1.8%
COMM Mortgage Trust
Series 2012-CR4, Class A3, 2.85%, 10/15/2045	84,389	77,388
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, 3.67% (A), 09/10/2035	5,000,000	4,773,401

Total Mortgage-Backed Securities (Cost $5,169,215)		4,850,789

MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
Vermont - 0.1%
Vermont Student Assistance Corp., Revenue Bonds,
Class A, 1-Month SOFR Average + 0.70%,
6.15% (A), 07/28/2034	250,744	249,941

Total Municipal Government Obligation (Cost $250,744)		249,941

	Shares	Value

OTHER INVESTMENT COMPANY - 6.9%
Securities Lending Collateral - 6.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (E)	18,052,590	$ 18,052,590

Total Other Investment Company (Cost $18,052,590)		18,052,590

	Principal	Value

REPURCHASE AGREEMENTS - 6.8%
Barclays Bank, PLC., 5.30% (E), dated 06/28/2024, to be repurchased at $16,007,067 on 07/01/2024. Collateralized by U.S. Government Obligations, 0.00%, due 08/15/2039 - 05/15/2050, and with a total value of $16,320,000.	$ 16,000,000	16,000,000
Fixed Income Clearing Corp., 2.50% (E), dated 06/28/2024, to be repurchased at $1,959,346 on 07/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 03/31/2026, and with a value of $1,998,166.	1,958,938	1,958,938

Total Repurchase Agreements (Cost $17,958,938)		17,958,938

Total Investments (Cost $312,543,325)		295,389,591

Net Other Assets (Liabilities) - (12.3)%		(32,437,104)

Net Assets - 100.0%		$ 262,952,487

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	47	09/30/2024	$ 9,576,353	$ 9,598,281	$ 21,928	$—
5-Year U.S. Treasury Notes	165	09/30/2024	17,486,494	17,585,391	98,897	—
10-Year U.S. Treasury Notes	23	09/19/2024	2,510,648	2,529,641	18,993	—
30-Year U.S. Treasury Bonds	36	09/19/2024	4,213,212	4,259,250	46,038	—
U.S. Treasury Ultra Bonds	45	09/19/2024	5,576,948	5,640,469	63,521	—

Total					$ 249,377	$—

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Notes	(36)	09/19/2024	$ (4,052,166)	$(4,087,125)	$ —	$ (34,959)

Total Futures Contracts					$ 249,377	$ (34,959)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value

ASSETS
Investments
U.S. Government Obligations	$—	$145,288,054	$—	$145,288,054
U.S. Government Agency Obligations	—	94,676,438	—	94,676,438
Corporate Debt Securities	—	14,312,841	—	14,312,841
Mortgage-Backed Securities	—	4,850,789	—	4,850,789
Municipal Government Obligation	—	249,941	—	249,941
Other Investment Company	18,052,590	—	—	18,052,590
Repurchase Agreements	—	17,958,938	—	17,958,938

Total Investments	$18,052,590	$277,337,001	$—	$295,389,591

Other Financial Instruments
Futures Contracts (G)	$249,377	$—	$—	$249,377

Total Other Financial Instruments	$249,377	$—	$—	$249,377

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(34,959)	$—	$—	$(34,959)

Total Other Financial Instruments	$(34,959)	$—	$—	$(34,959)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Floating or variable rate security. The rate disclosed is as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)

All or a portion of the security is on loan. The total value of the securities on loan is $17,694,976, collateralized by cash collateral of $18,052,590. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)

When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(D)

Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the total value of 144A securities is $11,992,517, representing 4.6% of the Portfolio’s net assets.

(E)	Rate disclosed reflects the yield at June 30, 2024.
(F)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION(S):

SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon U.S. Government Securities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Investments, at value (cost $294,584,387) (including securities loaned of $17,694,976)	$277,430,653
Repurchase agreement, at value (cost $17,958,938)	17,958,938
Cash	21,034
Cash collateral pledged at broker for:
TBA commitments	5,000
Futures contracts	632,060
Receivables and other assets:
Net income from securities lending	3,134
Shares of beneficial interest sold	198,601
Interest	2,047,013
Prepaid expenses	1,118

Total assets	298,297,551

Liabilities:
Cash collateral received upon return of:
Securities on loan	18,052,590
Payables and other liabilities:
Investments purchased	1,113,103
When-issued, delayed-delivery, forward and TBA commitments purchased	15,829,897
Shares of beneficial interest redeemed	20,088
Investment management fees	100,693
Distribution and service fees	40,186
Transfer agent costs	484
Trustee and CCO fees	1,188
Audit and tax fees	17,262
Custody fees	13,282
Legal fees	8,484
Printing and shareholder reports fees	20,417
Other accrued expenses	8,991
Variation margin payable on futures contracts	118,399

Total liabilities	35,345,064

Net assets	$262,952,487

Net assets consist of:
Capital stock ($0.01 par value)	$282,090
Additional paid-in capital	300,716,099

Total distributable earnings (accumulated losses)	(38,045,702)

Net assets	$262,952,487

Net assets by class:
Initial Class	$57,132,702
Service Class	205,819,785

Shares outstanding:
Initial Class	6,308,643
Service Class	21,900,344

Net asset value and offering price per share:
Initial Class	$9.06
Service Class	9.40

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Interest income	$4,797,438
Net income from securities lending	19,760

Total investment income	4,817,198

Expenses:
Investment management fees	720,331
Distribution and service fees:
Service Class	277,192
Transfer agent costs	1,767
Trustee and CCO fees	6,823
Audit and tax fees	16,950
Custody fees	18,377
Legal fees	13,702
Printing and shareholder reports fees	19,814
Other	13,920

Total expenses before waiver and/or reimbursement and recapture	1,088,876
Expenses waived and/or reimbursed:
Initial Class	(5,589)
Service Class	(20,320)

Net expenses	1,062,967

Net investment income (loss)	3,754,231

Net realized gain (loss) on:
Investments	(7,103,067)
Futures contracts	(236,560)

Net realized gain (loss)	(7,339,627)

Net change in unrealized appreciation (depreciation) on:
Investments	2,384,774
Futures contracts	(1,345,681)

Net change in unrealized appreciation (depreciation)	1,039,093

Net realized and change in unrealized gain (loss)	(6,300,534)

Net increase (decrease) in net assets resulting from operations	$(2,546,303)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon U.S. Government Securities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$ 3,754,231	$ 7,781,044
Net realized gain (loss)	(7,339,627)	(12,343,597)
Net change in unrealized appreciation (depreciation)	1,039,093	17,785,768

Net increase (decrease) in net assets resulting from operations	(2,546,303)	13,223,215

Dividends and/or distributions to shareholders:
Initial Class	—	(1,096,750)
Service Class	—	(3,999,036)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(5,095,786)

Capital share transactions:
Proceeds from shares sold:
Initial Class	4,609,206	7,539,109
Service Class	7,128,651	50,283,001

	11,737,857	57,822,110
Dividends and/or distributions reinvested:
Initial Class	—	1,096,750
Service Class	—	3,999,036
	—	5,095,786
Cost of shares redeemed:
Initial Class	(8,711,047)	(11,653,811)
Service Class	(48,219,204)	(126,033,847)

	(56,930,251)	(137,687,658)

Net increase (decrease) in net assets resulting from capital share transactions	(45,192,394)	(74,769,762)

Net increase (decrease) in net assets	(47,738,697)	(66,642,333)

Net assets:
Beginning of period/year	310,691,184	377,333,517
End of period/year	$262,952,487	$ 310,691,184

Capital share transactions - shares:
Shares issued:
Initial Class	513,787	838,816
Service Class	767,751	5,468,595

	1,281,538	6,307,411
Shares reinvested:
Initial Class	—	124,631
Service Class	—	437,053

	—	561,684
Shares redeemed:
Initial Class	(974,722)	(1,294,713)
Service Class	(5,151,694)	(13,466,171)

	(6,126,416)	(14,760,884)

Net increase (decrease) in shares outstanding:
Initial Class	(460,935)	(331,266)
Service Class	(4,383,943)	(7,560,523)

	(4,844,878)	(7,891,789)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon U.S. Government Securities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$9.12		$8.93	$10.38	$11.69	$10.92	$10.45

Investment operations:
Net investment income (loss)(A)	0.13		0.22	0.15	0.12	0.15	0.21
Net realized and unrealized gain (loss)	(0.19)		0.13	(1.50)	(0.39)	0.83	0.48

Total investment operations	(0.06)		0.35	(1.35)	(0.27)	0.98	0.69

Dividends and/or distributions to shareholders:
Net investment income	—		(0.16)	(0.10)	(0.25)	(0.20)	(0.22)
Net realized gains	—		—	—	(0.79)	(0.01)	—

Total dividends and/or distributions to shareholders	—		(0.16)	(0.10)	(1.04)	(0.21)	(0.22)

Net asset value, end of period/year	$9.06		$9.12	$8.93	$10.38	$11.69	$10.92

Total return	(0.66	)%(B)	4.00%	(13.03)%	(2.39)%	8.97%	6.60%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$57,133		$61,715	$63,432	$81,905	$105,166	$80,042
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.58	%(C)	0.61%	0.59%	0.60%	0.59%	0.61%
Including waiver and/or reimbursement and recapture	0.56	%(C)	0.60%	0.59%	0.60%	0.59%	0.61%
Net investment income (loss) to average net assets	2.89	%(C)	2.43%	1.56%	1.06%	1.32%	1.92%
Portfolio turnover rate	24	%(B)	18%	9%	29%	128%	44%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$9.47		$9.27	$10.78	$12.07	$11.28	$10.79

Investment operations:
Net investment income (loss)(A)	0.12		0.20	0.13	0.09	0.13	0.19
Net realized and unrealized gain (loss)	(0.19)		0.14	(1.56)	(0.39)	0.84	0.50

Total investment operations	(0.07)		0.34	(1.43)	(0.30)	0.97	0.69

Dividends and/or distributions to shareholders:
Net investment income	—		(0.14)	(0.08)	(0.20)	(0.17)	(0.20)
Net realized gains	—		—	—	(0.79)	(0.01)	—

Total dividends and/or distributions to shareholders	—		(0.14)	(0.08)	(0.99)	(0.18)	(0.20)

Net asset value, end of period/year	$9.40		$9.47	$9.27	$10.78	$12.07	$11.28

Total return	(0.74	)%(B)	3.69%	(13.30)%	(2.53)%	8.66%	6.35%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$205,819		$248,976	$313,902	$225,327	$321,870	$234,467
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.83	%(C)	0.86%	0.84%	0.85%	0.84%	0.86%
Including waiver and/or reimbursement and recapture	0.81	%(C)	0.85%	0.84%	0.85%	0.84%	0.86%
Net investment income (loss) to average net assets	2.63	%(C)	2.18%	1.37%	0.81%	1.04%	1.67%
Portfolio turnover rate	24	%(B)	18%	9%	29%	128%	44%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon U.S. Government Securities VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2024 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2024, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

	Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total

Securities Lending Transactions
U.S. Government Agency Obligations	$18,052,590	$ —	$ —	$ —	$18,052,590

Total Borrowings	$18,052,590	$ —	$ —	$ —	$18,052,590

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Open futures contracts at June 30, 2024 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2024.

Asset Derivatives

Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Futures contracts:
Total distributable earnings (accumulated losses) (A)(B)	$249,377	$ —	$ —	$ —	$ —	$249,377

Total	$249,377	$ —	$ —	$ —	$ —	$249,377

Liability Derivatives

Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Futures contracts:
Total distributable earnings (accumulated losses) (A)(B)	$(34,959)	$ —	$ —	$ —	$ —	$(34,959)

Total	$(34,959)	$ —	$ —	$ —	$ —	$(34,959)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)

Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2024.

Realized Gain (Loss) on Derivative Instruments

Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Futures contracts	$(236,560)	$ —	$ —	$ —	$ —	$(236,560)

Total	$(236,560)	$ —	$ —	$ —	$ —	$(236,560)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments

Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Futures contracts	$(1,345,681)	$ —	$ —	$ —	$ —	$(1,345,681)

Total	$(1,345,681)	$ —	$ —	$ —	$ —	$(1,345,681)

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2024.

Futures contracts:
Average notional value of contracts — long	$48,350,580
Average notional value of contracts — short	(3,976,953)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. The U.S. Federal Reserve has raised interest rates from historically low levels. Any additional interest rate increases in the future may cause the value of fixed-income securities to decrease.

U.S. government securities risk: Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Not withstanding that these

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. RISK FACTORS (continued)

securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Portfolio, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, AUIM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $250 million	0.515%
Over $250 million up to $500 million	0.510
Over $500 million up to $1 billion	0.480
Over $1 billion	0.470

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.56%	May 1, 2025
Service Class	0.81	May 1, 2025

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the 36-month period ended June 30, 2024, the balances available for recapture by TAM for the Portfolio are as follows:

	Amounts Available

	2021	2022	2023	2024	Total

Initial Class	$ —	$ —	$ 4,025	$ 5,589	$ 9,614
Service Class	—	—	17,118	20,320	37,438

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate

Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities

Long-Term	U.S. Government	Long-Term	U.S. Government

$ 4,746,825	$ 57,614,021	$ 4,719,064	$ 90,507,061

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)

$ 312,543,325	$ 881,234	$ (17,820,550)	$ (16,939,316)

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon U.S. Government Securities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Aegon U.S. Government Securities VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon U.S. Government Securities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3-, 5- and 10-year periods. The Trustees also noted recent changes in the legal and compliance team at the Sub-Adviser.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders. The Trustees noted that they had previously approved a reduction to the Portfolio’s management fee schedule, which took effect on November 1, 2023 and was not fully reflected in the comparative data.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Aegon U.S. Government Securities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.

PO Box 219945

Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica American Funds Managed Risk VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value

INVESTMENT COMPANY - 97.3%
U.S. Mixed Allocation Fund - 97.3%
American Funds Insurance Series - Asset Allocation Fund	35,351,321	$879,894,389

Total Investment Company (Cost $821,975,953)		879,894,389

	Principal	Value

REPURCHASE AGREEMENT - 2.8%
Fixed Income Clearing Corp., 2.50% (A), dated 06/28/2024, to be repurchased at $25,324,858 on 07/01/2024. Collateralized by a U.S. Government Obligation, 3.75%, due 04/15/2026, and with a value of $25,826,114.	$25,319,583	25,319,583

Total Repurchase Agreement (Cost $25,319,583)		25,319,583

Total Investments (Cost $847,295,536)		905,213,972

Net Other Assets (Liabilities) - (0.1)%		(1,218,372)

Net Assets - 100.0%		$903,995,600

INVESTMENT VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value

ASSETS
Investments
Investment Company	$879,894,389	$—	$—	$879,894,389
Repurchase Agreement	—	25,319,583	—	25,319,583

Total Investments	$879,894,389	$25,319,583	$—	$905,213,972

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at June 30, 2024.
(B)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica American Funds Managed Risk VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Unaffiliated investments, at value (cost $821,975,953)	$879,894,389
Repurchase agreement, at value (cost $25,319,583)	25,319,583
Receivables and other assets:
Interest	5,275
Prepaid expenses	3,573
Other assets	101

Total assets	905,222,921

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	380,179
Investment management fees	366,144
Distribution and service fees	172,710
Transfer agent costs	837
Trustee and CCO fees	2,385
Audit and tax fees	13,654
Custody fees	16,329
Legal fees	17,792
Printing and shareholder reports fees	241,563
Other accrued expenses	15,728

Total liabilities	1,227,321

Net assets	$903,995,600

Net assets consist of:
Capital stock ($0.01 par value)	$773,004
Additional paid-in capital	777,452,049
Total distributable earnings (accumulated losses)	125,770,547

Net assets	$903,995,600

Shares outstanding	77,300,367

Net asset value and offering price per share	$11.69

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income from unaffiliated investments	$4,376,293
Interest income from unaffiliated investments	279,426
Total investment income	4,655,719

Expenses:
Investment management fees	2,337,151
Distribution and service fees	1,102,430
Transfer agent costs	4,991
Trustee and CCO fees	20,489
Audit and tax fees	13,524
Custody fees	19,867
Legal fees	34,853
Other	24,170

Total expenses	3,557,475

Net investment income (loss)	1,098,244

Net realized gain (loss) on:
Unaffiliated investments	6,761,494
Capital gain distributions received from unaffiliated investment companies	37,288,595
Futures contracts	(1,044,428)

Net realized gain (loss)	43,005,661

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	31,577,731
Translation of assets and liabilities denominated in foreign currencies	(2)

Net change in unrealized appreciation (depreciation)	31,577,729

Net realized and change in unrealized gain (loss)	74,583,390

Net increase (decrease) in net assets resulting from operations	$75,681,634

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica American Funds Managed Risk VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$1,098,244	$14,084,336
Net realized gain (loss)	43,005,661	20,142,691
Net change in unrealized appreciation (depreciation)	31,577,729	51,721,690

Net increase (decrease) in net assets resulting from operations	75,681,634	85,948,717

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(140,811,284)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(140,811,284)

Capital share transactions:
Proceeds from shares sold	3,802,317	3,025,917
Dividends and/or distributions reinvested	—	140,811,284
Cost of shares redeemed	(63,557,058)	(101,450,696)

Net increase (decrease) in net assets resulting from capital share transactions	(59,754,741)	42,386,505

Net increase (decrease) in net assets	15,926,893	(12,476,062)

Net assets:
Beginning of period/year	888,068,707	900,544,769
End of period/year	$903,995,600	$888,068,707

Capital share transactions - shares:
Shares issued	337,936	272,253
Shares reinvested	—	13,764,544
Shares redeemed	(5,662,108)	(9,153,088)

Net increase (decrease) in shares outstanding	(5,324,172)	4,883,709

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica American Funds Managed Risk VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$10.75		$11.58	$13.34	$11.90	$11.91	$10.48

Investment operations:
Net investment income (loss)(A)	0.01		0.18	0.24	0.17	0.11	0.15
Net realized and unrealized gain (loss)	0.93		0.92	(1.77)	1.38	0.37	1.69

Total investment operations	0.94		1.10	(1.53)	1.55	0.48	1.84

Dividends and/or distributions to shareholders:
Net investment income	—		(0.26)	(0.18)	(0.11)	(0.14)	(0.14)
Net realized gains	—		(1.67)	(0.05)	—	(0.35)	(0.27)
Total dividends and/or distributions to shareholders	—		(1.93)	(0.23)	(0.11)	(0.49)	(0.41)

Net asset value, end of period/year	$11.69		$10.75	$11.58	$13.34	$11.90	$11.91

Total return	8.74	%(B)	10.39%	(11.42)%	13.08%	4.29%	17.81%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$903,996		$888,069	$900,545	$1,106,790	$1,061,238	$1,015,698
Expenses to average net assets(C)	0.81	%(D)	0.81%	0.81%	0.82%	0.84%	0.83%
Net investment income (loss) to average net assets	0.25	%(D)	1.60%	1.99%	1.32%	0.96%	1.37%
Portfolio turnover rate	—	%(B)	—%	—%	—%	9%	2%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica American Funds Managed Risk VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2024 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2024 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2024.

Realized Gain (Loss) on Derivative Instruments

Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Futures contracts	$ —	$ (2,380)	$ (1,042,048)	$ —	$ —	$ (1,044,428)

Total	$ —	$ (2,380)	$ (1,042,048)	$ —	$ —	$ (1,044,428)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2024.

Futures contracts:

Average notional value of contracts — short	$(70,986)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK FACTORS (continued)

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s and Underlying Portfolio’s asset allocation and reallocation from time to time. These actions may be unsuccessful in maximizing return and/or avoiding investment losses.

Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs at the Portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.

Non-diversification risk: As a “non-diversified” Portfolio, the Portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to the risks associated with investing in those issuers.

7. INVESTMENT CONCENTRATION

Throughout the period, the Portfolio can have investments that account for a significant percentage of the Portfolio’s total assets. As of June 30, 2024, the most recent financial statements are included within this report for the following investments:

Investment	Percentage of Total Assets

American Funds Insurance Series – Asset Allocation Fund	97.20%

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate

First $2 billion	0.53%
Over $2 billion up to $4 billion	0.52
Over $4 billion up to $6 billion	0.50
Over $6 billion up to $8 billion	0.49
Over $8 billion up to $10 billion	0.48
Over $10 billion	0.46

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through

Service Class	0.85%	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities

$ —	$ 67,507,138

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)

$ 847,295,536	$ 57,918,436	$ —	$ 57,918,436

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica American Funds Managed Risk VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica American Funds Managed Risk VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limit, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review,

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica American Funds Managed Risk VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-year period, in line with the median for the past 5-year period and below the median for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, and 5-year periods. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2024.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica American Funds Managed Risk VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.

PO Box 219945

Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

American Funds Insurance Series®
Financial Statements and Other Information N-CSR Items 7-11 for the six months ended June 30, 2024
Lit. No. INGEFP2-998-0824 © 2024 Capital Group. All rights reserved.

Global Growth Fund
Investment portfolio June 30, 2024	unaudited

Common stocks 96.48%		Shares	Value (000)

Information technology 28.32%	Microsoft Corp.	1,087,801	$486,193
	Taiwan Semiconductor Manufacturing Co., Ltd.	14,139,200	420,521
	ASML Holding NV	188,369	194,340
	ASML Holding NV (ADR)	174,387	178,351
	NVIDIA Corp.	2,575,150	318,134
	Broadcom, Inc.	92,907	149,165
	Synopsys, Inc.[1]	181,103	107,767
	Samsung Electronics Co., Ltd.	1,309,808	76,972
	Capgemini SE	317,271	62,842
	Apple, Inc.	279,997	58,973
	Arista Networks, Inc.[1]	159,456	55,886
	Applied Materials, Inc.	233,760	55,165
	Shopify, Inc., Class A, subordinate voting shares[1]	608,475	40,190
	Keyence Corp.	82,700	36,485
	NEC Corp.	270,100	22,086
	Micron Technology, Inc.	165,629	21,785
	SAP SE	74,491	15,124
	EPAM Systems, Inc.[1]	67,118	12,626
	Disco Corp.	18,600	7,127
	NICE, Ltd. (ADR)[1]	37,217	6,400
	International Business Machines Corp.	34,130	5,903

			2,332,035

Health care 15.42%	Novo Nordisk AS, Class B	2,064,144	294,876
	Eli Lilly and Co.	216,267	195,804
	UnitedHealth Group, Inc.	218,500	111,273
	Vertex Pharmaceuticals, Inc.[1]	222,173	104,137
	AstraZeneca PLC	599,410	93,446
	Thermo Fisher Scientific, Inc.	160,880	88,967
	Regeneron Pharmaceuticals, Inc.[1]	83,600	87,866
	Pfizer, Inc.	1,305,400	36,525
	Cigna Group (The)	104,417	34,517
	Centene Corp.[1]	518,165	34,354
	Sanofi	310,200	29,817
	Alnylam Pharmaceuticals, Inc.[1]	116,500	28,309
	Siemens Healthineers AG	345,670	19,912
	EssilorLuxottica SA	90,005	19,312
	Zoetis, Inc., Class A	90,200	15,637
	Argenx SE (ADR)[1]	36,200	15,567
	Bayer AG	537,074	15,188
	Illumina, Inc.[1]	142,868	14,913
	Laboratorios Farmaceuticos Rovi, SA non-registered shares	152,433	14,291
	DexCom, Inc.[1]	121,000	13,719
	Viatris, Inc.	110,678	1,177
	GRAIL, Inc.[1]	23,811	366
	Euroapi SA1,2	5,869	16

			1,269,989

Industrials 13.56%	Safran SA	844,273	177,623
	Comfort Systems USA, Inc.	278,016	84,550
	Ingersoll-Rand, Inc.	770,946	70,033
	ASSA ABLOY AB, Class B	2,462,100	69,776
	TransDigm Group, Inc.	50,071	63,971
	Schneider Electric SE	260,897	62,251
	Caterpillar, Inc.	185,000	61,624
	Copart, Inc.[1]	1,011,807	54,800
	Airbus SE, non-registered shares	365,833	50,443
	Ryanair Holdings PLC (ADR)	401,837	46,790
	ITOCHU Corp.	684,560	33,590
	Johnson Controls International PLC	499,535	33,204

1  American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)

Industrials (continued)	GT Capital Holdings, Inc.	2,635,611	$27,832
	Alliance Global Group, Inc.	156,400,700	23,092
	Daikin Industries, Ltd.	151,500	20,929
	Techtronic Industries Co., Ltd.	1,679,500	19,178
	Saab AB, Class B	797,272	19,158
	Brenntag SE	280,312	18,889
	ATS Corp.[1]	552,106	17,866
	Boeing Co.[1]	91,400	16,636
	General Electric Co.	102,437	16,284
	RS Group PLC	1,745,907	15,438
	Carrier Global Corp.	242,000	15,265
	DSV A/S	97,734	14,956
	Recruit Holdings Co., Ltd.	277,600	14,940
	Siemens AG	76,677	14,261
	Eaton Corp. PLC	39,327	12,331
	SMC Corp.	22,500	10,743
	TFI International, Inc. (CAD denominated)	73,941	10,736
	BayCurrent Consulting, Inc.	502,900	10,135
	NIBE Industrier AB, Class B2	2,142,588	9,032

			1,116,356

Consumer discretionary 12.67%	LVMH Moët Hennessy-Louis Vuitton SE	221,302	169,949
	Chipotle Mexican Grill, Inc.[1]	2,239,950	140,333
	Amazon.com, Inc.[1]	532,410	102,888
	Renault SA	1,688,781	86,134
	Prosus NV, Class N	2,238,914	79,314
	Booking Holdings, Inc.	18,300	72,496
	MGM China Holdings, Ltd.	41,228,000	64,165
	MercadoLibre, Inc.[1]	24,475	40,222
	Evolution AB	367,568	38,304
	InterContinental Hotels Group PLC	360,000	37,743
	Trip.com Group, Ltd. (ADR)[1]	743,309	34,936
	Moncler SpA	449,770	27,544
	lululemon athletica, Inc.[1]	82,202	24,554
	LKQ Corp.	582,953	24,245
	Five Below, Inc.[1]	169,360	18,455
	Wynn Macau, Ltd.	21,430,000	17,586
	Ferrari NV (EUR denominated)	34,905	14,271
	Industria de Diseño Textil, SA	287,493	14,207
	YUM! Brands, Inc.	94,493	12,517
	Home Depot, Inc.	35,621	12,262
	Global-E Online, Ltd.[1]	300,000	10,881

			1,043,006

Financials 10.78%	3i Group PLC	2,293,500	88,446
	Fiserv, Inc.[1]	573,419	85,462
	AXA SA	2,209,893	72,766
	Aon PLC, Class A	244,466	71,770
	Visa, Inc., Class A	259,088	68,003
	Blackstone, Inc.	366,835	45,414
	Axis Bank, Ltd.	2,813,670	42,634
	Citigroup, Inc.	617,255	39,171
	Tradeweb Markets, Inc., Class A	332,600	35,255
	CVC Capital Partners PLC[1]	1,742,744	31,981
	Prudential PLC	3,390,552	30,759
	Ameriprise Financial, Inc.	67,606	28,881
	Société Générale	1,134,000	26,477
	VZ Holding AG	201,422	25,804
	Banco Bilbao Vizcaya Argentaria, SA	2,408,000	24,023
	UBS Group AG	794,665	23,261

American Funds Insurance Series  2

Global Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)

Financials (continued)	Mastercard, Inc., Class A	49,000	$21,617
	CME Group, Inc., Class A	103,473	20,343
	Japan Post Insurance Co., Ltd.	985,600	19,186
	JPMorgan Chase & Co.	74,006	14,968
	Eurobank Ergasias Services and Holdings SA	6,819,248	14,765
	Swissquote Group Holding, Ltd.	43,329	13,615
	HDFC Bank, Ltd.	648,800	13,106
	FinecoBank SpA	635,542	9,471
	XP, Inc., Class A	474,027	8,338
	AIA Group, Ltd.	913,107	6,192
	Jackson Financial, Inc., Class A	44,327	3,292
	GMO Payment Gateway, Inc.	44,100	2,444
	Moscow Exchange MICEX-RTS PJSC[3]	12,640,000	–	[4]

			887,444

Communication services 5.71%	Alphabet, Inc., Class A	1,299,939	236,784
	Meta Platforms, Inc., Class A	242,200	122,122
	Publicis Groupe SA	400,000	42,397
	CTS Eventim AG & Co. KGaA	224,500	18,738
	Koninklijke KPN NV	3,959,172	15,172
	Bharti Airtel, Ltd.	868,779	15,001
	Tencent Holdings, Ltd.	297,100	14,101
	Nintendo Co., Ltd.	111,300	5,947

			470,262

Energy 3.98%	Canadian Natural Resources, Ltd. (CAD denominated)	3,110,600	110,800
	Reliance Industries, Ltd.	1,571,621	58,833
	Schlumberger NV	1,172,369	55,312
	Chevron Corp.	143,573	22,458
	Exxon Mobil Corp.	152,500	17,556
	TotalEnergies SE	218,273	14,548
	EOG Resources, Inc.	110,903	13,959
	Galp Energia, SGPS, SA, Class B	640,186	13,525
	NAC Kazatomprom JSC (GDR)	257,665	10,320
	Cameco Corp. (CAD denominated)	209,198	10,293
	Gazprom PJSC[1,3]	8,346,000	–	[4]
	LUKOIL Oil Co. PJSC[3]	246,300	–	[4]

			327,604

Consumer staples 3.33%	Monster Beverage Corp.[1]	852,204	42,568
	Walgreens Boots Alliance, Inc.	2,761,459	33,400
	Costco Wholesale Corp.	35,970	30,574
	British American Tobacco PLC	863,200	26,535
	Carrefour SA, non-registered shares	1,589,000	22,453
	Pernod Ricard SA	164,933	22,445
	Dollar General Corp.	155,180	20,520
	Philip Morris International, Inc.	167,000	16,922
	Keurig Dr Pepper, Inc.	501,530	16,751
	Kweichow Moutai Co., Ltd., Class A	74,500	15,025
	Nestlé SA	134,000	13,678
	Dollar Tree Stores, Inc.[1]	123,184	13,152

			274,023

3  American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)

Materials 2.41%	Linde PLC	248,153	$108,892
	Amcor PLC (CDI)	3,567,000	35,428
	LyondellBasell Industries NV	199,925	19,125
	First Quantum Minerals, Ltd.	1,128,850	14,828
	DSM-Firmenich AG	93,100	10,483
	Fortescue, Ltd.	659,105	9,416

			198,172

Real estate 0.17%	CBRE Group, Inc., Class A1	156,366	13,934

Utilities 0.13%	FirstEnergy Corp.	286,296	10,957

	Total common stocks (cost: $4,863,595,000)		7,943,782

Preferred securities 0.22%

Information technology 0.22%	Samsung Electronics Co., Ltd., nonvoting preferred shares	406,300	18,658

	Total preferred securities (cost: $10,959,000)		18,658

Short-term securities 3.64%

Money market investments 3.59%
	Capital Group Central Cash Fund 5.37%[5,6]	2,951,865	295,186

Money market investments purchased with collateral from securities on loan 0.05%
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[5,7]	4,309,690	4,310

	Total short-term securities (cost: $299,482,000)		299,496

	Total investment securities 100.34% (cost: $5,174,036,000)		8,261,936
	Other assets less liabilities (0.34)%		(28,302)

	Net assets 100.00%		$8,233,634

Investments in affiliates[6]

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)

Short-term securities 3.59%
Money market investments 3.59%
Capital Group Central Cash Fund 5.37%[5]	$295,088	$1,572,164	$1,572,062	$(31)	$27	$295,186	$11,421

American Funds Insurance Series  4

Global Growth Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $4,457,000, which represented .05% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Rate represents the seven-day yield at 6/30/2024.
[6]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)

ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GDR = Global Depositary Receipts

Refer to the notes to financial statements.

5  American Funds Insurance Series

Global Small Capitalization Fund
Investment portfolio June 30, 2024	unaudited

Common stocks 97.33%		Shares	Value (000)

Industrials 26.37%	Stericycle, Inc.[1]	1,061,241	$61,690
	International Container Terminal Services, Inc.	9,163,480	54,732
	CBIZ, Inc.[1]	708,466	52,497
	Saia, Inc.[1]	68,952	32,703
	Trelleborg AB, Class B	741,923	28,744
	Hensoldt AG	730,761	26,866
	Sulzer AG	151,412	20,923
	ICF International, Inc.	140,898	20,918
	Cleanaway Waste Management, Ltd.	11,082,998	20,468
	Visional, Inc.[1,2]	453,108	20,343
	Diploma PLC	377,968	19,721
	MISUMI Group, Inc.	1,143,106	19,551
	AZEK Co., Inc. (The), Class A1	443,915	18,702
	UL Solutions, Inc., Class A	433,500	18,289
	Wizz Air Holdings PLC[1]	582,688	16,479
	Interpump Group SpA	365,871	16,185
	Instalco AB	4,098,065	15,657
	Qantas Airways, Ltd.[1]	3,657,608	14,232
	VSE Corp.	151,194	13,347
	Cargotec OYJ, Class B, non-registered shares	162,508	13,063
	NORMA Group SE, non-registered shares	640,303	11,844
	Delhivery Ltd.[1]	2,384,307	11,386
	Alaska Air Group, Inc.[1]	268,976	10,867
	Comfort Systems USA, Inc.	35,109	10,677
	Godrej Industries, Ltd.[1]	1,032,000	10,537
	First Advantage Corp.	653,201	10,497
	Inox Wind, Ltd.	6,118,031	10,318
	IMCD NV	74,492	10,312
	XPO, Inc.[1]	92,617	9,831
	Nexans SA	88,349	9,730
	Carel Industries SpA	524,806	9,723
	LS Electric Co., Ltd.	59,988	9,640
	Fasadgruppen Group AB	1,574,074	9,183
	Dayforce, Inc.[1]	176,930	8,776
	Engcon AB, Class B2	1,070,647	8,768
	Rumo SA	2,272,441	8,423
	KEI Industries, Ltd.	154,935	8,176
	EuroGroup Laminations SpA[2]	1,841,164	8,037
	Applied Industrial Technologies, Inc.	40,766	7,909
	Reliance Worldwide Corp., Ltd.	2,633,607	7,891
	Trex Co., Inc.[1]	102,977	7,633
	GVS SpA[1]	1,021,101	7,172
	TriNet Group, Inc.	69,983	6,998
	Beijer Ref AB, Class B	445,805	6,903
	Burckhardt Compression Holding AG	9,963	6,525
	Addtech AB, Class B	245,222	6,114
	TELUS International (Cda), Inc., subordinate voting shares[1]	1,038,769	6,004
	SIS, Ltd.[1]	1,064,190	5,731
	Daiseki Co., Ltd.	233,700	5,441
	ATS Corp.[1]	159,326	5,156
	Embraer SA1	758,700	4,906
	Alfen NV1	252,591	4,656
	DL E&C Co., Ltd.	177,600	4,159
	Howden Joinery Group PLC	367,287	4,058
	ManpowerGroup, Inc.	57,609	4,021
	Loar Holdings, Inc.[1,2]	71,100	3,797
	Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR), ordinary participation certificates[1]	525,900	3,345
	Controladora Vuela Compañía de Aviación, SAB de CV, Class A, ordinary participation certificates[1,2]	413,400	261
	MonotaRO Co., Ltd.[2]	300,200	3,536
	SPIE SA	89,141	3,243

American Funds Insurance Series   6

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)

Industrials (continued)	REV Group, Inc.	91,177	$2,269
	Herc Holdings, Inc.	15,514	2,068
	IndiaMart InterMesh, Ltd.	60,563	1,945
	Boyd Group Services, Inc.	7,695	1,445
	McGrath RentCorp[2]	4,607	491
	Ariston Holding NV2	105,809	436

			805,948

Consumer discretionary 16.21%	Skechers USA, Inc., Class A1	700,000	48,384
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	5,422,969	40,455
	DraftKings, Inc., Class A1	1,000,000	38,170
	CAVA Group, Inc.[1]	318,211	29,514
	Light & Wonder, Inc.[1]	279,658	29,331
	Lands’ End, Inc.[1,3]	2,100,000	28,539
	Thor Industries, Inc.	301,656	28,190
	YETI Holdings, Inc.[1]	466,300	17,789
	Evolution AB	164,961	17,190
	Ollies Bargain Outlet Holdings, Inc.[1]	167,768	16,470
	Ermenegildo Zegna NV2	1,316,123	15,583
	Inchcape PLC	1,645,703	15,489
	Wyndham Hotels & Resorts, Inc.	200,796	14,859
	Zalando SE, non-registered shares[1]	599,581	14,016
	Entain PLC	1,708,574	13,527
	MRF, Ltd.	6,769	10,491
	Boot Barn Holdings, Inc.[1]	79,159	10,206
	Tube Investments of India, Ltd.	176,600	8,962
	Five Below, Inc.[1]	81,296	8,859
	TopBuild Corp.[1]	22,196	8,551
	On Holding AG, Class A1	208,425	8,087
	Chalet Hotels, Ltd.[1]	790,221	7,605
	Shoei Co., Ltd.	563,400	6,885
	Steven Madden, Ltd.	145,406	6,151
	Arhaus, Inc., Class A	343,575	5,820
	Aditya Vision, Ltd.	62,272	3,323
	Aditya Vision, Ltd.[4]	38,441	2,052
	Lottomatica Group SpA	441,449	5,323
	International Game Technology PLC	252,200	5,160
	tonies SE, Class A1	687,000	5,047
	Camping World Holdings, Inc., Class A	276,559	4,939
	Haichang Ocean Park Holdings, Ltd.[1,2]	41,547,000	3,727
	EIH, Ltd.	724,032	3,697
	Smartfit Escola de Ginástica e Dança SA	909,317	3,514
	Sanrio Co., Ltd.	180,100	3,322
	Elior Group SA1	1,153,174	3,246
	First Watch Restaurant Group, Inc.[1,2]	105,725	1,856
	Opmobility	93,246	901

			495,230

Information technology 15.63%	PAR Technology Corp.[1]	846,492	39,861
	PAR Technology Corp.[1,5]	325,484	15,327
	Maruwa Co., Ltd.	110,901	26,664
	Insight Enterprises, Inc.[1]	118,240	23,454
	GitLab, Inc., Class A1	464,256	23,083
	MACOM Technology Solutions Holdings, Inc.[1]	190,000	21,179
	Confluent, Inc., Class A1	647,799	19,129
	Silicon Laboratories, Inc.[1]	161,697	17,888
	Tokyo Seimitsu Co., Ltd.	223,223	16,958
	Credo Technology Group Holding, Ltd.[1]	520,402	16,622
	Pegasystems, Inc.	268,191	16,234
	eMemory Technology, Inc.	201,430	15,836

7  American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)

Information technology (continued)	Nordic Semiconductor ASA[1]	1,136,540	$15,152
	Klaviyo, Inc., Class A1	566,791	14,107
	Tanla Platforms, Ltd.	1,220,333	13,734
	Qorvo, Inc.[1]	104,345	12,108
	SUMCO Corp.[2]	822,300	11,943
	Topicus.com, Inc., subordinate voting shares	139,094	11,896
	Kokusai Electric Corp.[2]	401,100	11,822
	Semtech Corp.[1]	383,121	11,448
	INFICON Holding AG	7,397	11,191
	Wolfspeed, Inc.[1]	468,848	10,671
	ALTEN SA, non-registered shares	95,793	10,559
	Softcat PLC	370,983	8,526
	MKS Instruments, Inc.	56,170	7,335
	King Slide Works Co., Ltd.[1]	190,000	7,182
	Smartsheet, Inc., Class A1	149,320	6,582
	HPSP Co., Ltd.	215,585	6,163
	MongoDB, Inc., Class A1	23,300	5,824
	Riken Keiki Co., Ltd.	204,800	5,395
	Bentley Systems, Inc., Class B	102,734	5,071
	Alphawave IP Group PLC[1]	2,612,177	4,734
	BE Semiconductor Industries NV	28,225	4,716
	Xiamen Faratronic Co., Ltd., Class A	384,267	4,025
	Keywords Studios PLC	123,720	3,602
	Aspen Technology, Inc.[1]	17,052	3,387
	ASMPT, Ltd.	240,000	3,345
	Globant SA1	17,730	3,161
	SentinelOne, Inc., Class A1	143,800	3,027
	LEM Holding SA	1,860	2,960
	Unity Software, Inc.[1]	160,503	2,610
	Silvaco Group, Inc.[1,2]	121,785	2,190
	Yotpo, Ltd.[1,5,6]	678,736	964

			477,665

Health care 14.74%	Haemonetics Corp.[1]	833,183	68,930
	Insulet Corp.[1]	207,210	41,815
	Max Healthcare Institute, Ltd.	2,758,703	31,021
	Ensign Group, Inc. (The)	223,488	27,643
	Bachem Holding AG	231,879	21,312
	Structure Therapeutics, Inc. (ADR)[1]	507,303	19,922
	Masimo Corp.[1]	145,613	18,338
	iRhythm Technologies, Inc.[1]	163,088	17,555
	Ambu AS, Class B, non-registered shares[1]	891,212	17,117
	Vaxcyte, Inc.[1]	216,472	16,346
	CONMED Corp.	233,934	16,216
	Denali Therapeutics, Inc.[1]	672,969	15,626
	ICON PLC[1]	46,061	14,439
	DiaSorin Italia SpA	142,930	14,200
	Glenmark Pharmaceuticals, Ltd.	855,987	12,635
	Hapvida Participações e Investimentos SA1	18,340,235	12,566
	Aster DM Healthcare, Ltd.	2,655,930	11,045
	Integra LifeSciences Holdings Corp.[1]	359,697	10,481
	Encompass Health Corp.	117,866	10,112
	IDEAYA Biosciences, Inc.[1]	285,721	10,032
	Immunovant, Inc.[1]	195,870	5,171
	BridgeBio Pharma, Inc.[1,5]	134,457	3,406
	BridgeBio Pharma, Inc.[1]	68,966	1,747
	LivaNova PLC[1]	93,282	5,114
	Medmix AG	299,727	4,521
	Angelalign Technology, Inc.[2]	547,348	3,979
	Integer Holdings Corp.[1]	33,364	3,863
	Nordhealth AS, Class A1	1,228,343	3,626

American Funds Insurance Series  8

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)

Health care (continued)	Establishment Labs Holdings, Inc.[1]	73,255	$3,329
	Ocumension Therapeutics[1]	3,095,983	2,715
	Indegene, Ltd.[1,4]	221,331	1,476
	Indegene, Ltd.[1]	69,104	461
	Vimian Group AB (publ)[1,2]	578,147	1,878
	WuXi XDC Cayman, Inc.[1,2]	759,000	1,682

			450,319

Financials 9.66%	Cholamandalam Investment and Finance Co., Ltd.	2,252,839	38,269
	HDFC Asset Management Co., Ltd.	780,039	37,364
	Eurobank Ergasias Services and Holdings SA	11,977,160	25,933
	Stifel Financial Corp.	271,050	22,809
	IIFL Finance, Ltd.	3,669,495	22,598
	Banco del Bajio, SA	6,505,035	19,737
	Janus Henderson Group PLC	470,000	15,844
	Five-Star Business Finance, Ltd.[1]	1,220,380	11,600
	360 ONE WAM, Ltd.	956,000	11,178
	Vontobel Holding AG	159,480	9,555
	Aditya Birla Capital, Ltd.[1]	2,694,788	7,688
	SiriusPoint, Ltd.[1]	550,000	6,710
	Fukuoka Financial Group, Inc.	250,000	6,709
	Asia Commercial Joint Stock Bank	6,666,205	6,669
	Banc of California, Inc.	494,940	6,325
	Patria Investments, Ltd., Class A	508,200	6,129
	Glacier Bancorp, Inc.	149,091	5,564
	EFG International AG	334,117	4,917
	Lazard, Inc., Class A	123,250	4,706
	Hilltop Holdings, Inc.	150,000	4,692
	Bridgepoint Group PLC	1,670,890	4,660
	AvidXchange Holdings, Inc.[1]	365,286	4,405
	Haci Ömer Sabanci Holding AS	1,148,843	3,393
	Remgro, Ltd.	343,647	2,562
	Discovery, Ltd.	327,356	2,423
	Capitec Bank Holdings, Ltd.	15,161	2,190
	JB Financial Group Co., Ltd.	39,902	423

			295,052

Communication services 4.42%	Lions Gate Entertainment Corp., Class B1	4,462,841	38,247
	Indosat Tbk PT	38,357,467	25,024
	JCDecaux SE1	976,059	19,110
	Lionsgate Studios Corp.[1]	2,076,844	16,739
	Nexstar Media Group, Inc.	67,878	11,268
	Rightmove PLC	1,581,453	10,687
	Future PLC	725,708	9,645
	Bharti Hexacom, Ltd.[1]	124,501	1,660
	Bharti Hexacom, Ltd.[1,4]	92,729	1,237
	IHS Holding, Ltd.[1,2]	493,000	1,578

			135,195

Materials 3.97%	Sumitomo Bakelite Co., Ltd.	702,159	20,647
	Nissan Chemical Corp.	457,100	14,446
	Materion Corp.	128,316	13,875
	Lundin Mining Corp.	1,000,000	11,133
	Huhtamäki OYJ	250,000	10,022
	Zeon Corp.	1,100,000	9,151
	Vidrala, SA, non-registered shares	64,918	7,302
	Arcadium Lithium PLC[1]	2,099,779	7,055
	LANXESS AG	282,599	6,939
	Resonac Holdings Co., Ltd.	242,900	5,358

9  American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)

Materials (continued)	Cabot Corp.	48,229	$4,432
	Gujarat Fluorochemicals, Ltd.	89,266	3,412
	NV Bekaert SA	53,808	2,252
	Mayr-Melnhof Karton AG, non-registered shares	17,479	2,098
	Umicore SA	127,835	1,918
	Alcoa Corp.	35,000	1,392

			121,432

Real estate 2.62%	Embassy Office Parks REIT	6,652,704	28,284
	Altus Group, Ltd.[2]	340,710	12,582
	Macrotech Developers, Ltd.	442,564	7,971
	ESR-Logos REIT	36,822,373	7,323
	Fibra Uno Administración REIT, SA de CV	5,679,172	6,978
	Corp. Inmobiliaria Vesta, SAB de CV	1,900,000	5,684
	Mindspace Business Parks REIT	1,250,000	4,991
	Charter Hall Group REIT	587,917	4,352
	PotlatchDeltic Corp. REIT	49,593	1,954

			80,119

Energy 1.57%	Diamond Offshore Drilling, Inc.[1]	1,142,513	17,698
	Aegis Logistics, Ltd.	1,041,407	10,858
	Weatherford International[1]	55,696	6,820
	Helmerich & Payne, Inc.	167,387	6,049
	Vista Energy, SAB de CV, Class A (ADR)[1]	132,280	6,016
	United Tractors Tbk PT	321,000	431

			47,872

Utilities 1.40%	Talen Energy Corp.[1]	92,500	10,269
	ENN Energy Holdings, Ltd.	1,205,597	9,927
	ACEN Corp.	101,171,292	8,633
	SembCorp Industries, Ltd.	1,536,800	5,434
	Neoenergia SA	1,393,872	4,630
	Black Hills Corp.	71,061	3,864

			42,757

Consumer staples 0.74%	Redcare Pharmacy NV, non-registered shares[1]	50,748	6,203
	Kobe Bussan Co., Ltd.	273,900	6,095
	Universal Robina Corp.	2,508,160	4,761
	TreeHouse Foods, Inc.[1]	83,498	3,059
	Bakkafrost P/F	49,682	2,513

			22,631

	Total common stocks (cost: $2,290,967,000)		2,974,220

Preferred securities 0.61%

Information technology 0.55%	SmartHR, Inc., Series D, preferred shares[1,5,6]	3,006	9,299
	Yotpo, Ltd., Series F, preferred shares[1,5,6]	2,158,609	3,065
	Yotpo, Ltd., Series B, preferred shares[1,5,6]	287,894	409
	Yotpo, Ltd., Series C, preferred shares[1,5,6]	274,070	389
	Yotpo, Ltd., Series A-1, preferred shares[1,5,6]	183,819	261
	Yotpo, Ltd., Series A, preferred shares[1,5,6]	89,605	128
	Yotpo, Ltd., Series C-1, preferred shares[1,5,6]	75,980	108

American Funds Insurance Series  10

Global Small Capitalization Fund (continued)

Preferred securities (continued)		Shares	Value (000)

Information technology (continued)	Yotpo, Ltd., Series D, preferred shares[1,5,6]	42,368	$60
	Yotpo, Ltd., Series B-1, preferred shares[1,5,6]	33,838	48
	Outreach Corp., Series G, preferred shares[1,5,6]	154,354	2,913

			16,680

Financials 0.06%	Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]	400,000	1,920

	Total preferred securities (cost: $27,306,000)		18,600

Short-term securities 3.14%

Money market investments 2.63%
	Capital Group Central Cash Fund 5.37%[3,7]	805,122	80,512

Money market investments purchased with collateral from securities on loan 0.51%
	Invesco Short-Term Investments Trust - Government & Agency Portfolio, Institutional Class 5.23%[7,8]	7,533,953	7,534
	Capital Group Central Cash Fund 5.37%[3,7,8]	49,265	4,926
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[7,8]	3,041,946	3,042

			15,502

	Total short-term securities (cost: $96,015,000)		96,014

	Total investment securities 101.08% (cost: $2,414,288,000)		3,088,834
	Other assets less liabilities (1.08)%		(33,084)

	Net assets 100.00%		$3,055,750

Investments in affiliates[3]

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)

Common stocks 0.93%
Consumer discretionary 0.93%
Lands’ End, Inc.[1]	$20,076	$–	$–	$–	$8,463	$28,539	$–

Short-term securities 2.79%
Money market investments 2.63%
Capital Group Central Cash Fund 5.37%[7]	112,453	255,315	287,269	7	6	80,512	2,890

Money market investments purchased with collateral from securities on loan 0.16%
Capital Group Central Cash Fund 5.37%[7,8]	4,926					4,926	–	[9]

Total short-term securities						85,438

Total 3.72%				$7	$8,469	$113,977	$2,890

11  American Funds Insurance Series

Global Small Capitalization Fund (continued)

Restricted securities[5]

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

PAR Technology Corp.[1]	3/8/2024	$12,580	$15,327	.50%

SmartHR, Inc., Series D, preferred shares[1,6]	5/28/2021	14,344	9,299	.30

Yotpo, Ltd., Series F, preferred shares[1,6]	2/25/2021	4,748	3,065	.10

Yotpo, Ltd.[1,6]	3/16/2021	1,418	964	.03

Yotpo, Ltd., Series B, preferred shares[1,6]	3/16/2021	602	409	.01

Yotpo, Ltd., Series C, preferred shares[1,6]	3/16/2021	573	389	.01

Yotpo, Ltd., Series A-1, preferred shares[1,6]	3/16/2021	384	261	.01

Yotpo, Ltd., Series A, preferred shares[1,6]	3/16/2021	187	128	.01

Yotpo, Ltd., Series C-1, preferred shares[1,6]	3/16/2021	159	108	.01

Yotpo, Ltd., Series D, preferred shares[1,6]	3/16/2021	88	60	.00	[10]

Yotpo, Ltd., Series B-1, preferred shares[1,6]	3/16/2021	71	48	.00	[10]

BridgeBio Pharma, Inc.[1]	9/25/2023	3,667	3,406	.11

Outreach Corp., Series G, preferred shares[1,6]	5/27/2021	4,517	2,913	.10

Total		$43,338	$36,377	1.19%

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $41,131,000, which represented 1.35% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]

Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $4,765,000, which represented 0.15% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[5]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $36,377,000, which represented 1.19% of the net assets of the fund.

[6]	Value determined using significant unobservable inputs.
[7]	Rate represents the seven-day yield at 6/30/2024.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[10]	Amount less than .01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

American Funds Insurance Series  12

Growth Fund
Investment portfolio June 30, 2024	unaudited

Common stocks 97.67%		Shares	Value (000)

Information technology 23.92%	Microsoft Corp.	5,261,508	$2,351,631
	NVIDIA Corp.	10,903,359	1,347,001
	Broadcom, Inc.	820,501	1,317,339
	Apple, Inc.	4,098,141	863,151
	Salesforce, Inc.	2,143,447	551,080
	Shopify, Inc., Class A, subordinate voting shares[1]	7,195,403	475,256
	Cloudflare, Inc., Class A1	5,111,309	423,370
	Taiwan Semiconductor Manufacturing Co., Ltd.	7,238,000	215,269
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,184,828	205,935
	ASML Holding NV	203,694	210,150
	ASML Holding NV (ADR)	181,768	185,900
	MicroStrategy, Inc., Class A1,2	226,207	311,596
	Applied Materials, Inc.	1,258,469	296,986
	Synopsys, Inc.[1]	459,300	273,311
	Micron Technology, Inc.	2,006,001	263,849
	Constellation Software, Inc.	63,212	182,138
	Motorola Solutions, Inc.	408,500	157,702
	Adobe, Inc.[1]	264,824	147,120
	Dell Technologies, Inc., Class C	921,002	127,015
	SAP SE	477,361	96,921
	ServiceNow, Inc.[1]	112,779	88,720
	DocuSign, Inc.[1]	1,640,524	87,768
	Wolfspeed, Inc.[1]	2,041,003	46,453
	Unity Software, Inc.[1]	2,625,443	42,690
	RingCentral, Inc., Class A1	1,465,500	41,327
	ASM International NV	52,525	40,008
	Roper Technologies, Inc.	61,350	34,581
	MongoDB, Inc., Class A1	99,000	24,746
	Fair Isaac Corp.[1]	13,994	20,832
	Flex, Ltd.[1]	670,000	19,758
	Atlassian Corp., Class A1	97,462	17,239
	MKS Instruments, Inc.	101,047	13,195
	Stripe, Inc., Class B1,3,4	168,598	4,384

			10,484,421

Communication services 19.84%	Meta Platforms, Inc., Class A	7,425,244	3,743,957
	Netflix, Inc.[1]	3,022,121	2,039,569
	Alphabet, Inc., Class C	6,594,652	1,209,591
	Alphabet, Inc., Class A	4,309,284	784,936
	Charter Communications, Inc., Class A1	1,020,153	304,985
	Snap, Inc., Class A, nonvoting shares[1]	14,000,000	232,540
	Frontier Communications Parent, Inc.[1]	4,298,912	112,546
	Take-Two Interactive Software, Inc.[1]	492,195	76,531
	Pinterest, Inc., Class A1	1,652,216	72,813
	Comcast Corp., Class A	1,343,725	52,620
	T-Mobile US, Inc.	265,000	46,688
	Electronic Arts, Inc.	133,146	18,551

			8,695,327

Health care 14.97%	Regeneron Pharmaceuticals, Inc.[1]	895,033	940,707
	Intuitive Surgical, Inc.[1]	2,058,000	915,501
	Eli Lilly and Co.	755,720	684,214
	Vertex Pharmaceuticals, Inc.[1]	1,384,508	648,947
	UnitedHealth Group, Inc.	1,232,278	627,550
	Alnylam Pharmaceuticals, Inc.[1]	2,043,063	496,464
	Thermo Fisher Scientific, Inc.	411,071	227,322
	Boston Scientific Corp.[1]	2,784,352	214,423
	Novo Nordisk AS, Class B	1,392,492	198,926
	HCA Healthcare, Inc.	535,904	172,175
	Moderna, Inc.[1]	1,200,000	142,500

13  American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)

Health care (continued)	Centene Corp.[1]	2,042,755	$135,435
	QIAGEN NV1	2,651,780	108,962
	Abbott Laboratories	997,405	103,640
	Danaher Corp.	408,661	102,104
	DexCom, Inc.[1]	850,000	96,373
	Sarepta Therapeutics, Inc.[1]	548,342	86,638
	Mettler-Toledo International, Inc.[1]	57,256	80,020
	NovoCure, Ltd.[1]	3,865,163	66,210
	Ascendis Pharma AS (ADR)[1]	444,896	60,675
	AstraZeneca PLC	343,952	53,621
	Guardant Health, Inc.[1]	1,705,050	49,242
	Molina Healthcare, Inc.[1]	159,150	47,315
	Insmed, Inc.[1]	606,606	40,643
	Bristol-Myers Squibb Co.	944,357	39,219
	Exact Sciences Corp.[1]	920,029	38,871
	Align Technology, Inc.[1]	143,900	34,742
	Verily Life Sciences, LLC[1,3,4]	300,178	31,351
	Veeva Systems, Inc., Class A1	166,698	30,507
	BioNTech SE (ADR)[1]	309,473	24,869
	IQVIA Holdings, Inc.[1]	105,500	22,307
	Amgen, Inc.	55,569	17,363
	CRISPR Therapeutics AG1	262,678	14,187
	McKesson Corp.	15,119	8,830
	Biohaven, Ltd.[1]	65,550	2,275

			6,564,128

Consumer discretionary 12.21%	Tesla, Inc.[1]	7,656,300	1,515,029
	Amazon.com, Inc.[1]	3,964,578	766,155
	Royal Caribbean Cruises, Ltd.[1]	2,278,615	363,280
	DoorDash, Inc., Class A1	3,000,000	326,340
	Chipotle Mexican Grill, Inc.[1]	3,809,000	238,634
	Airbnb, Inc., Class A1	1,480,898	224,548
	Home Depot, Inc.	565,000	194,496
	Tractor Supply Co.	665,000	179,550
	Hermès International	61,000	140,404
	D.R. Horton, Inc.	941,600	132,700
	Booking Holdings, Inc.	32,488	128,701
	Amadeus IT Group SA, Class A, non-registered shares	1,846,641	122,886
	Norwegian Cruise Line Holdings, Ltd.[1]	6,094,950	114,524
	Aramark	3,218,114	109,480
	Evolution AB	1,012,589	105,521
	NIKE, Inc., Class B	1,347,886	101,590
	O’Reilly Automotive, Inc.[1]	79,800	84,274
	Floor & Decor Holdings, Inc., Class A1	792,300	78,762
	YUM! Brands, Inc.	451,544	59,811
	Burlington Stores, Inc.[1]	181,389	43,533
	Aptiv PLC[1]	584,134	41,135
	Churchill Downs, Inc.	208,489	29,105
	Polaris, Inc.	371,000	29,053
	Flutter Entertainment PLC[1]	154,604	28,194
	Five Below, Inc.[1]	252,000	27,460
	Wayfair, Inc., Class A1	514,000	27,103
	Helen of Troy, Ltd.[1]	269,597	25,002
	TopBuild Corp.[1]	53,811	20,732
	Salvatore Ferragamo SpA	2,174,477	18,360
	Hilton Worldwide Holdings, Inc.	78,119	17,046
	YETI Holdings, Inc.[1]	372,600	14,215
	Caesars Entertainment, Inc.[1]	356,300	14,159

American Funds Insurance Series  14

Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)

Consumer discretionary (continued)	Skyline Champion Corp.[1]	186,640	$12,645
	Service Corp. International	155,236	11,042
	DraftKings, Inc., Class A1	166,681	6,362

			5,351,831

Industrials 10.92%	TransDigm Group, Inc.	733,363	936,952
	General Electric Co.	2,810,266	446,748
	Uber Technologies, Inc.[1]	6,127,000	445,310
	Carrier Global Corp.	4,484,703	282,895
	United Rentals, Inc.	316,113	204,440
	Ingersoll-Rand, Inc.	2,141,709	194,553
	Eaton Corp. PLC	551,178	172,822
	Ryanair Holdings PLC (ADR)	1,466,022	170,704
	Ryanair Holdings PLC	96,554	1,685
	Caterpillar, Inc.	499,375	166,342
	Jacobs Solutions, Inc.	1,102,200	153,988
	Equifax, Inc.	616,955	149,587
	Quanta Services, Inc.	572,626	145,499
	Boeing Co.[1]	609,759	110,982
	MTU Aero Engines AG	430,587	110,091
	Airbus SE, non-registered shares	770,328	106,217
	United Airlines Holdings, Inc.[1]	1,924,540	93,648
	Old Dominion Freight Line, Inc.	490,000	86,534
	Republic Services, Inc.	437,004	84,927
	Genpact, Ltd.	2,636,874	84,881
	FTAI Aviation, Ltd.	820,915	84,743
	Dayforce, Inc.[1]	1,586,142	78,673
	Southwest Airlines Co.	2,515,000	71,954
	Core & Main, Inc., Class A1	1,293,294	63,294
	ITT, Inc.	343,000	44,309
	Northrop Grumman Corp.	94,803	41,329
	HEICO Corp.	179,400	40,116
	TransUnion	458,081	33,971
	GE Vernova, Inc.[1]	192,016	32,933
	Canadian Pacific Kansas City, Ltd.	376,000	29,602
	XPO, Inc.[1]	263,564	27,977
	Dun & Bradstreet Holdings, Inc.	2,339,500	21,664
	FedEx Corp.	68,327	20,487
	Saia, Inc.[1]	37,514	17,793
	Safran SA	64,065	13,478
	Paylocity Holding Corp.[1]	95,655	12,612
	Willscot Mobile Mini Holdings Corp., Class A1	76,371	2,875
	Einride AB1,3,4	78,648	2,674

			4,789,289

Financials 6.96%	Visa, Inc., Class A	2,761,359	724,774
	Bank of America Corp.	7,760,600	308,639
	KKR & Co., Inc.	2,878,557	302,939
	Fiserv, Inc.[1]	1,833,900	273,325
	Mastercard, Inc., Class A	614,033	270,887
	Blackstone, Inc.	1,315,765	162,892
	Toast, Inc., Class A1	5,953,559	153,423
	Apollo Asset Management, Inc.	1,286,147	151,855
	Marsh & McLennan Companies, Inc.	403,461	85,017
	Brookfield Corp., Class A	1,763,605	73,260
	Affirm Holdings, Inc., Class A1	1,999,051	60,391
	Block, Inc., Class A1	920,219	59,345
	Blue Owl Capital, Inc., Class A	3,123,772	55,447
	Truist Financial Corp.	1,350,366	52,462
	Ryan Specialty Holdings, Inc., Class A	870,000	50,382

15  American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)

Financials (continued)	Progressive Corp.	241,257	$50,112
	UBS Group AG	1,535,000	44,932
	Capital One Financial Corp.	313,000	43,335
	Ares Management Corp., Class A	310,500	41,383
	Intercontinental Exchange, Inc.	188,000	25,735
	MSCI, Inc.	47,348	22,810
	Aon PLC, Class A	65,600	19,259
	Arch Capital Group, Ltd.[1]	159,854	16,128
	Discover Financial Services	26,400	3,453

			3,052,185

Energy 3.75%	Halliburton Co.	11,600,000	391,848
	Schlumberger NV	6,356,000	299,876
	EOG Resources, Inc.	1,969,064	247,846
	Canadian Natural Resources, Ltd. (CAD denominated)	6,443,281	229,510
	Cenovus Energy, Inc. (CAD denominated)	9,017,019	177,236
	MEG Energy Corp.[1]	6,251,958	133,763
	EQT Corp.	1,676,328	61,991
	Tourmaline Oil Corp.	1,080,400	49,003
	ConocoPhillips	313,568	35,866
	New Fortress Energy, Inc., Class A2	829,000	18,222

			1,645,161

Consumer staples 2.65%	Costco Wholesale Corp.	287,855	244,674
	Performance Food Group Co.[1]	3,559,500	235,318
	Dollar General Corp.	1,701,791	225,028
	Target Corp.	900,000	133,236
	Dollar Tree Stores, Inc.[1]	1,048,471	111,945
	Philip Morris International, Inc.	711,723	72,119
	Constellation Brands, Inc., Class A	206,399	53,102
	Monster Beverage Corp.[1]	866,500	43,282
	Keurig Dr Pepper, Inc.	903,000	30,160
	Celsius Holdings, Inc.[1]	197,664	11,285

			1,160,149

Materials 1.52%	Wheaton Precious Metals Corp.	2,252,500	118,076
	ATI, Inc.[1]	2,086,140	115,677
	Linde PLC	261,960	114,951
	Grupo México, SAB de CV, Series B	19,156,155	103,042
	Royal Gold, Inc.	599,000	74,971
	Franco-Nevada Corp.	340,400	40,359
	Albemarle Corp.	372,000	35,533
	Vulcan Materials Co.	130,000	32,328
	Glencore PLC	5,275,000	30,077

			665,014

Utilities 0.78%	Constellation Energy Corp.	989,351	198,137
	PG&E Corp.	8,221,738	143,552

			341,689

Real estate 0.15%	Zillow Group, Inc., Class C, nonvoting shares[1]	1,198,327	55,590
	CoStar Group, Inc.[1]	143,416	10,633

			66,223

	Total common stocks (cost: $19,726,136,000)		42,815,417

American Funds Insurance Series  16

Growth Fund (continued)

Preferred securities 0.27%		Shares	Value (000)
Information technology 0.24%	Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3,4]	2,763,342	$71,847
	Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4]	52,656	1,369
	PsiQuantum Corp., Series D, preferred shares[1,3,4]	906,761	30,267
	Tipalti Solutions, Ltd., Series F, preferred shares[1,3,4]	406,310	2,751

			106,234

Industrials 0.03%	ABL Space Systems Co., Series B2, 5.00% cumulative preferred shares[1,3,4,5]	153,713	5,027
	ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[1,3,4,5]	42,272	1,382
	Einride AB, Series C, preferred shares[1,3,4]	110,647	3,762

			10,171

	Total preferred securities (cost: $104,084,000)		116,405

Rights & warrants 0.00%
Information technology 0.00%	Constellation Software, Inc., warrants, expire 3/31/2040[1,3]	53,352	–	[6]

Industrials 0.00%	ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[1,3,4]	31,704	–	[6]

	Total rights & warrants (cost: $0)		–	[6]

Convertible stocks 0.01%

Materials 0.01%	Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	128,700	6,005

	Total convertible stocks (cost: $6,435,000)		6,005

Short-term securities 2.23%

Money market investments 2.15%

	Capital Group Central Cash Fund 5.37%[7,8]	9,409,715	940,971

Money market investments purchased with collateral from securities on loan 0.08%
	Capital Group Central Cash Fund 5.37%[7,8,9]	240,324	24,032
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[7,9]	8,092,847	8,093
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[7,9]	2,999,820	3,000

			35,125

	Total short-term securities (cost: $976,040,000)		976,096

	Total investment securities 100.18% (cost: $20,812,695,000)		43,913,923

	Other assets less liabilities (0.18)%		(79,268)

	Net assets 100.00%		$43,834,655

17  American Funds Insurance Series

Growth Fund (continued)

Investments in affiliates[8]

	Value at 1/1/2024 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)

Short-term securities 2.20%

Money market investments 2.15%
Capital Group Central Cash Fund 5.37%[7]	$588,273	$2,478,043		$2,125,362	$(28)	$45	$940,971	$27,383

Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 5.37%[7,9]	5,032	19,000	[10]				24,032	–	[11]

Total 2.20%					$(28)	$45	$965,003	$27,383

Restricted securities[4]

	Acquisition date(s)	Cost (000)		Value (000)		Percent of net assets

Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3]	3/15/2023	$55,638		$71,847			.17%

Stripe, Inc., Class B1,3	5/6/2021	6,766		4,384		.01

Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3]	3/15/2021	2,113		1,369		.00	[12]

Verily Life Sciences, LLC[1,3]	12/21/2018	37,000		31,351		.07

PsiQuantum Corp., Series D, preferred shares[1,3]	5/28/2021	23,781		30,267		.07

Einride AB, Series C, preferred shares[1,3]	11/23/2022-2/21/2024	3,762		3,762		.01

Einride AB1,3	2/1/2023	2,674		2,674		.00	[12]

ABL Space Systems Co., Series B2, 5.00% cumulative preferred shares[1,3,5]	10/22/2021	10,452		5,027		.01

ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[1,3,5]	12/14/2023	1,382		1,382		.00	[12]

ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[1,3]	12/14/2023	–	[6]	–	[6]	.00	[12]

Tipalti Solutions, Ltd., Series F, preferred shares[1,3]	12/1/2021	6,956		2,751		.01

Total		$150,524		$154,814			.35%

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $38,162,000, which represented .09% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $154,814,000, which represented .35% of the net assets of the fund.

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[6]	Amount less than one thousand.
[7]	Rate represents the seven-day yield at 6/30/2024.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[12]	Amount less than .01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

Refer to the notes to financial statements.

American Funds Insurance Series  18

International Fund
Investment portfolio June 30, 2024	unaudited

Common stocks 96.42%		Shares	Value (000)

Industrials 17.53%	Recruit Holdings Co., Ltd.	3,812,162	$205,166
	Airbus SE, non-registered shares	1,387,973	191,382
	Siemens AG	569,990	106,012
	Techtronic Industries Co., Ltd.	7,983,000	91,156
	Melrose Industries PLC	12,204,660	85,233
	Safran SA	395,229	83,151
	Diploma PLC	1,289,802	67,299
	MTU Aero Engines AG	229,720	58,734
	Ashtead Group PLC	795,298	52,990
	Rolls-Royce Holdings PLC[1]	8,817,090	50,966
	Volvo AB, Class B	1,865,267	47,851
	Kingspan Group PLC	496,546	42,070
	International Container Terminal Services, Inc.	6,806,450	40,654
	Daikin Industries, Ltd.	290,700	40,158
	Schneider Electric SE	94,008	22,431
	Rumo SA	5,353,005	19,841
	Thales SA	92,053	14,791
	Shenzhen Inovance Technology Co., Ltd., Class A	1,661,517	11,729
	Grab Holdings, Ltd., Class A1	3,032,099	10,764
	Deutsche Post AG	253,300	10,249
	NIBE Industrier AB, Class B	1,820,442	7,674
	Airports of Thailand PCL, foreign registered shares	4,083,600	6,414
	Larsen & Toubro, Ltd.	121,773	5,159

			1,271,874

Information technology 14.14%	Taiwan Semiconductor Manufacturing Co., Ltd.	6,339,000	188,531
	SAP SE	807,953	164,043
	SK hynix, Inc.	813,514	137,964
	Shopify, Inc., Class A, subordinate voting shares[1]	2,005,603	132,470
	Samsung Electronics Co., Ltd.	1,568,557	92,178
	ASML Holding NV	66,028	68,121
	Renesas Electronics Corp.	1,975,500	37,299
	NICE, Ltd. (ADR)[1]	200,311	34,448
	Constellation Software, Inc.	11,144	32,110
	NXP Semiconductors NV	96,785	26,044
	Fujitsu, Ltd.	1,430,200	22,471
	Lasertec Corp.	86,000	19,430
	Tata Consultancy Services, Ltd.	407,049	19,000
	OBIC Co., Ltd.	134,500	17,369
	Keyence Corp.	34,000	15,000
	Disco Corp.	19,400	7,434
	NEC Corp.	79,411	6,493
	Canva, Inc.[1,2,3]	4,819	5,140

			1,025,545

Health care 12.89%	Novo Nordisk AS, Class B	2,869,107	409,870
	Daiichi Sankyo Co., Ltd.	9,339,308	326,256
	UCB SA	340,362	50,441
	Sanofi	399,983	38,447
	AstraZeneca PLC	222,892	34,748
	Eurofins Scientific SE, non-registered shares	510,470	25,379
	Grifols, SA, Class A, non-registered shares[1]	2,252,585	18,851
	Insulet Corp.[1]	46,653	9,414
	Ambu AS, Class B, non-registered shares[1]	480,488	9,229
	bioMérieux SA	79,847	7,554
	WuXi AppTec Co., Ltd., Class H	920,200	3,449
	WuXi AppTec Co., Ltd., Class A	288,960	1,558

			935,196

19  American Funds Insurance Series

International Fund (continued)

Common stocks (continued)		Shares	Value (000)

Materials 12.07%	Glencore PLC	38,713,759	$220,737
	First Quantum Minerals, Ltd.	14,456,903	189,898
	Fortescue, Ltd.	9,297,560	132,825
	Ivanhoe Mines, Ltd., Class A1	4,152,270	53,571
	Ivanhoe Mines, Ltd., Class A1,3	3,675,281	47,417
	Shin-Etsu Chemical Co., Ltd.	1,525,800	59,348
	Rio Tinto PLC	607,516	39,990
	Anglo American PLC	1,244,014	39,130
	DSM-Firmenich AG	241,889	27,238
	Arkema SA	189,600	16,393
	Air Liquide SA	67,630	11,643
	Antofagasta PLC	387,237	10,268
	Grupo México, SAB de CV, Series B	1,803,200	9,699
	BASF SE	193,532	9,352
	Akzo Nobel NV	127,802	7,771

			875,280

Consumer discretionary 11.15%	MercadoLibre, Inc.[1]	106,035	174,258
	adidas AG	481,188	114,842
	Maruti Suzuki India, Ltd.	447,149	64,324
	LVMH Moët Hennessy-Louis Vuitton SE	79,464	61,024
	Flutter Entertainment PLC[1]	329,610	60,108
	Evolution AB	549,600	57,273
	Ferrari NV (EUR denominated)	131,030	53,573
	Meituan, Class B1	2,607,700	36,946
	Sony Group Corp.	350,000	29,740
	Compagnie Financière Richemont SA, Class A	187,402	29,248
	Kering SA	77,668	28,235
	NEXT PLC	183,512	20,985
	Entain PLC	2,326,058	18,416
	PUMA SE, non-registered shares	276,959	12,729
	Zalando SE, non-registered shares[1]	467,567	10,930
	Sands China, Ltd.[1]	4,798,000	9,996
	Fast Retailing Co., Ltd.	33,500	8,499
	Galaxy Entertainment Group, Ltd.	1,820,000	8,477
	Hermès International	2,060	4,741
	Coupang, Inc., Class A1	205,714	4,310

			808,654

Financials 10.71%	Nu Holdings Ltd., Class A1	14,180,495	182,787
	Banco Bilbao Vizcaya Argentaria, SA	10,041,451	100,177
	Aegon, Ltd.	10,831,321	66,872
	ING Groep NV	3,485,121	59,716
	AIA Group, Ltd.	8,508,476	57,696
	NatWest Group PLC	14,661,543	57,510
	Kotak Mahindra Bank, Ltd.	2,427,514	52,212
	Axis Bank, Ltd.	2,541,749	38,514
	Bajaj Finserv, Ltd.	1,272,550	24,212
	HDFC Bank, Ltd. (ADR)	207,750	13,364
	HDFC Bank, Ltd.	532,601	10,759
	FinecoBank SpA	1,183,344	17,634
	3i Group PLC	399,600	15,410
	Jio Financial Services, Ltd.[1]	3,024,434	12,948
	Bajaj Finance, Ltd.	151,942	12,936
	Bank Mandiri (Persero) Tbk PT	27,858,000	10,403
	Mizuho Financial Group, Inc.	452,800	9,482
	Bank Central Asia Tbk PT	13,486,900	8,136
	B3 SA - Brasil, Bolsa, Balcao	4,413,000	8,084

American Funds Insurance Series  20

International Fund (continued)

Common stocks (continued)		Shares	Value (000)

Financials (continued)	KB Financial Group, Inc.	135,354	$7,675
	ICICI Bank, Ltd.	485,000	6,966
	Futu Holdings, Ltd. (ADR)[1]	52,123	3,420

			776,913

Energy 6.89%	Reliance Industries, Ltd.	7,089,341	265,388
	Canadian Natural Resources, Ltd. (CAD denominated)	2,882,289	102,667
	Cenovus Energy, Inc. (CAD denominated)	4,716,328	92,703
	TotalEnergies SE	315,209	21,008
	Neste OYJ	777,534	13,789
	Shell PLC (GBP denominated)	125,376	4,506

			500,061

Communication services 5.05%	Bharti Airtel, Ltd.	8,901,433	153,703
	Bharti Airtel, Ltd., interim shares	271,584	3,387
	Tencent Holdings, Ltd.	1,786,123	84,771
	Universal Music Group NV	2,138,913	63,404
	NetEase, Inc.	1,659,900	31,691
	Ubisoft Entertainment SA1	800,864	17,589
	Singapore Telecommunications, Ltd.	5,800,500	11,731

			366,276

Consumer staples 4.15%	JBS SA1	12,787,767	73,820
	Danone SA	871,867	53,210
	Kweichow Moutai Co., Ltd., Class A	216,732	43,711
	Ajinomoto Co., Inc.	1,100,100	38,722
	Treasury Wine Estates, Ltd.	3,801,466	31,518
	Kobe Bussan Co., Ltd.	965,600	21,487
	Suntory Beverage & Food, Ltd.[4]	322,200	11,437
	Avenue Supermarts, Ltd.[1]	186,878	10,569
	Seven & i Holdings Co., Ltd.	764,200	9,308
	Barry Callebaut AG (Switzerland)	4,464	7,275

			301,057

Utilities 1.14%	ENN Energy Holdings, Ltd.	5,578,460	45,932
	Engie SA	1,099,626	15,662
	E.ON SE	1,023,903	13,419
	SembCorp Industries, Ltd.	2,195,700	7,763

			82,776

Real estate 0.70%	ESR Group, Ltd.	21,411,800	28,087
	Mitsui Fudosan Co., Ltd.	1,467,900	13,502
	Ayala Land, Inc.	18,147,800	8,827

			50,416

	Total common stocks (cost: $4,941,324,000)		6,994,048

Preferred securities 0.36%

Consumer discretionary 0.21%	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	199,755	14,851

Financials 0.10%	Itaú Unibanco Holding SA, preferred nominative shares	1,308,816	7,588

21  American Funds Insurance Series

International Fund (continued)

Preferred securities (continued)		Shares	Value (000)

Health care 0.04%	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	522,350	$3,223

Information technology 0.01%	Canva, Inc., Series A, noncumulative preferred shares[1,2,3]	422	450
	Canva, Inc., Series A-3, noncumulative preferred shares[1,2,3]	18	19
	Canva, Inc., Series A-4, noncumulative preferred shares[1,2,3]	1	1

			470

	Total preferred securities (cost: $35,361,000)		26,132

Rights & warrants 0.00%

Information technology 0.00%	Constellation Software, Inc., warrants, expire 3/31/2040[1,2]	7,730	–	[5]

	Total rights & warrants (cost: $0)		–	[5]

Short-term securities 3.51%

Money market investments 3.51%
	Capital Group Central Cash Fund 5.37%[6,7]	2,547,039	254,704

	Total short-term securities (cost: $254,706,000)		254,704

	Total investment securities 100.29% (cost: $5,231,391,000)		7,274,884
	Other assets less liabilities (0.29)%		(20,968)

	Net assets 100.00%		$7,253,916

Investments in affiliates[7]

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)

Short-term securities 3.51%
Money market investments 3.51%
Capital Group Central Cash Fund 5.37%[6]	$202,026	$962,313	$909,613	$(19)	$(3)	$254,704	$6,516

Restricted securities[3]

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Ivanhoe Mines, Ltd., Class A1	12/18/2023	$32,962	$47,417		.65%

Canva, Inc.[1,2]	8/26/2021-11/4/2021	8,215	5,140	.07

Canva, Inc., Series A, noncumulative preferred shares[1,2]	11/4/2021	719	450	.01

Canva, Inc., Series A-3, noncumulative preferred shares[1,2]	11/4/2021	31	19	.00	[8]

Canva, Inc., Series A-4, noncumulative preferred shares[1,2]	11/4/2021	2	1	.00	[8]

Total		$41,929	$53,027		.73%

American Funds Insurance Series  22

International Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $53,027,000, which represented .73% of the net assets of the fund.

[4]

All or a portion of this security was on loan. The total value of all such securities was $9,093,000, which represented .13% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[5]	Amount less than one thousand.
[6]	Rate represents the seven-day yield at 6/30/2024.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Amount less than .01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

GBP = British pounds

Refer to the notes to financial statements.

23  American Funds Insurance Series

New World Fund

Investment portfolio June 30, 2024	unaudited

Common stocks 91.00%		Shares	Value (000)

Information technology 16.46%	Taiwan Semiconductor Manufacturing Co., Ltd.	4,555,269	$135,480
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	9,625	1,673
	Microsoft Corp.	228,056	101,930
	NVIDIA Corp.	465,601	57,520
	Broadcom, Inc.	30,144	48,397
	ASML Holding NV	35,752	36,885
	Samsung Electronics Co., Ltd.	372,411	21,885
	Synopsys, Inc.[1]	33,525	19,949
	SK hynix, Inc.	115,019	19,506
	Keyence Corp.	41,300	18,221
	SAP SE	81,541	16,556
	SAP SE (ADR)	5,124	1,033
	Capgemini SE	62,869	12,453
	ASM International NV	15,819	12,049
	Tokyo Electron, Ltd.	44,500	9,772
	Apple, Inc.	45,477	9,578
	Coforge, Ltd.	110,380	7,234
	Disco Corp.	16,100	6,169
	MediaTek, Inc.	139,000	5,942
	Applied Materials, Inc.	23,020	5,432
	eMemory Technology, Inc.	65,000	5,110
	E Ink Holdings, Inc.	597,000	4,656
	TDK Corp.	63,700	3,893
	Tata Consultancy Services, Ltd.	79,474	3,710
	Globant SA1	18,965	3,381
	EPAM Systems, Inc.[1]	16,583	3,119
	Advantech Co., Ltd.	269,000	3,060
	Wolfspeed, Inc.[1]	120,200	2,736
	Micron Technology, Inc.	20,352	2,677
	Oracle Corp.	9,736	1,375
	NICE, Ltd. (ADR)[1]	7,618	1,310
	Intel Corp.	41,006	1,270
	Lasertec Corp.	4,572	1,033
	Hamamatsu Photonics KK	35,400	955
	Accenture PLC, Class A	3,145	954
	Canva, Inc.[1,2,3]	385	411

			587,314

Financials 15.78%	Nu Holdings Ltd., Class A1	3,094,881	39,893
	Banco Bilbao Vizcaya Argentaria, SA	3,402,208	33,941
	AIA Group, Ltd.	4,696,600	31,847
	PB Fintech, Ltd.[1]	1,727,215	28,861
	Capitec Bank Holdings, Ltd.	182,361	26,341
	Bank Central Asia Tbk PT	40,916,923	24,684
	Bank Mandiri (Persero) Tbk PT	65,132,000	24,323
	Mastercard, Inc., Class A	53,392	23,554
	HDFC Bank, Ltd.	1,081,219	21,841
	Kotak Mahindra Bank, Ltd.	978,081	21,037
	Ping An Insurance (Group) Company of China, Ltd., Class H	3,843,044	17,475
	Axis Bank, Ltd.	1,112,512	16,857
	Cholamandalam Investment and Finance Co., Ltd.	941,517	15,994
	XP, Inc., Class A	872,035	15,339
	Visa, Inc., Class A	53,344	14,001
	AU Small Finance Bank, Ltd.	1,677,617	13,476
	Eurobank Ergasias Services and Holdings SA	5,452,369	11,805
	Shriram Finance, Ltd.	325,656	11,352
	B3 SA - Brasil, Bolsa, Balcao	5,866,855	10,747
	ICICI Bank, Ltd. (ADR)	178,177	5,133
	ICICI Bank, Ltd.	314,605	4,519
	S&P Global, Inc.	18,291	8,158
	Discovery, Ltd.	1,001,935	7,417

American Funds Insurance Series  24

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)

Financials (continued)	Bank of the Philippine Islands	3,590,328	$7,295
	Canara Bank	5,058,160	7,230
	Bajaj Finserv, Ltd.	363,565	6,917
	Power Finance Corp., Ltd.[1]	1,180,473	6,848
	Grupo Financiero Banorte, SAB de CV, Series O	877,970	6,841
	National Bank of Greece SA1	790,899	6,596
	Hong Kong Exchanges and Clearing, Ltd.	205,400	6,544
	Bajaj Finance, Ltd.	65,590	5,584
	Aon PLC, Class A	18,358	5,390
	Erste Group Bank AG	112,765	5,341
	Commercial International Bank - Egypt (CIB) SAE (GDR)	2,383,296	3,547
	Commercial International Bank - Egypt (CIB) SAE	719,163	1,159
	HSBC Holdings PLC (GBP denominated)	515,437	4,461
	REC, Ltd.	654,212	4,115
	Bank Rakyat Indonesia (Persero) Tbk PT	13,813,800	3,854
	Edenred SA	88,127	3,718
	Alpha Services and Holdings SA1	2,252,753	3,678
	BDO Unibank, Inc.	1,661,870	3,638
	Bank of Baroda	1,100,331	3,629
	Kaspi.kz JSC (ADR)	28,095	3,625
	China Merchants Bank Co., Ltd., Class H	766,500	3,481
	DBS Group Holdings, Ltd.	119,340	3,145
	Brookfield Corp., Class A	71,275	2,961
	Moody’s Corp.	7,024	2,957
	Banco BTG Pactual SA, units	503,543	2,784
	Akbank TAS	1,328,305	2,607
	China Construction Bank Corp., Class H	3,240,000	2,393
	BNP Paribas SA	36,217	2,321
	Max Financial Services, Ltd.[1]	190,118	2,208
	Jio Financial Services, Ltd.[1]	370,072	1,584
	Bank of Ningbo Co., Ltd., Class A	437,700	1,329
	East Money Information Co., Ltd., Class A	901,027	1,308
	Haci Ömer Sabanci Holding AS	412,704	1,219
	Prudential PLC	108,552	985
	Emirates NBD Bank PJSC	196,305	881
	Société Générale	31,778	742
	TISCO Financial Group PCL, foreign registered shares	281,800	733
	China Pacific Insurance (Group) Co., Ltd., Class H	255,200	622
	Moscow Exchange MICEX-RTS PJSC[2]	438,203	–	[4]
	Sberbank of Russia PJSC[2]	2,662,164	–	[4]

			562,865

Industrials 10.95%	Airbus SE, non-registered shares	303,101	41,793
	International Container Terminal Services, Inc.	4,925,980	29,422
	Safran SA	133,021	27,986
	Techtronic Industries Co., Ltd.	1,517,000	17,322
	Rumo SA	4,258,067	15,783
	Copa Holdings, SA, Class A	164,342	15,642
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	869,119	13,595
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	9,248	1,441
	Rolls-Royce Holdings PLC[1]	2,365,175	13,672
	Larsen & Toubro, Ltd.	293,200	12,422
	Shenzhen Inovance Technology Co., Ltd., Class A	1,581,274	11,162
	Daikin Industries, Ltd.	76,600	10,582
	Carrier Global Corp.	162,961	10,280
	TransDigm Group, Inc.	7,771	9,928
	Airports of Thailand PCL, foreign registered shares	6,283,500	9,870
	General Electric Co.	61,193	9,728
	Mitsui & Co., Ltd.	383,200	8,741
	BAE Systems PLC	513,078	8,567
	Contemporary Amperex Technology Co., Ltd., Class A	329,425	8,138

25  American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)		Shares		Value (000)

Industrials (continued)	Schneider Electric SE	28,231		$6,736
	IMCD NV	46,917		6,495
	Wizz Air Holdings PLC[1]	214,193		6,058
	Siemens AG	31,592		5,876
	ZTO Express (Cayman), Inc., Class A (ADR)	278,207		5,773
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,194,123		5,768
	Caterpillar, Inc.	16,719		5,569
	Boeing Co.[1]	27,229		4,956
	Grab Holdings, Ltd., Class A1	1,368,510		4,858
	Thales SA	28,985		4,657
	CCR SA, ordinary nominative shares	2,180,359		4,540
	SMC Corp.	9,100		4,345
	InPost SA1	239,071		4,195
	DSV A/S	27,186		4,160
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	639,264		4,099
	Interpump Group SpA	84,813		3,752
	Ayala Corp.	371,770		3,686
	Weichai Power Co., Ltd., Class H	976,000		1,860
	Weichai Power Co., Ltd., Class A	780,400		1,745
	MISUMI Group, Inc.	174,600		2,986
	Bureau Veritas SA	102,855		2,839
	Leonardo SpA	115,560		2,694
	GT Capital Holdings, Inc.	218,150		2,304
	Ingersoll-Rand, Inc.	24,129		2,192
	SM Investments Corp.	154,590		2,186
	Astra International Tbk PT	7,835,919		2,129
	Shanghai International Airport Co., Ltd., Class A1	396,500		1,760
	Hitachi, Ltd.	71,500		1,612
	Epiroc AB, Class B	72,448		1,322
	Embraer SA1	146,300		946
	Centre Testing International Group Co., Ltd.	643,296		892
	Legrand SA	8,580		855
	Haitian International Holdings, Ltd.	197,146		562
	Veralto Corp.	–	[4]	–	[4]

				390,481

Consumer discretionary 10.65%	MercadoLibre, Inc.[1]	33,577		55,180
	LVMH Moët Hennessy-Louis Vuitton SE	48,128		36,960
	Trip.com Group, Ltd. (ADR)[1]	609,981		28,669
	Trip.com Group, Ltd.[1]	26,750		1,267
	Midea Group Co., Ltd., Class A	2,275,068		20,202
	Eicher Motors, Ltd.	312,279		17,455
	Meituan, Class B1	1,209,700		17,139
	Galaxy Entertainment Group, Ltd.	3,295,000		15,348
	adidas AG	54,990		13,124
	Compagnie Financière Richemont SA, Class A	75,839		11,836
	BYD Co., Ltd., Class A1	178,108		6,119
	BYD Co., Ltd., Class H	176,500		5,238
	Jumbo SA	364,761		10,466
	Titan Co., Ltd.	217,886		8,867
	Maruti Suzuki India, Ltd.	60,040		8,637
	H World Group, Ltd. (ADR)	251,137		8,368
	H World Group, Ltd.	47,700		159
	YUM! Brands, Inc.	60,957		8,074
	Hilton Worldwide Holdings, Inc.	35,293		7,701
	Shenzhou International Group Holdings, Ltd.	736,700		7,209
	Evolution AB	63,993		6,669
	Ferrari NV (EUR denominated)	15,419		6,304
	Tesla, Inc.[1]	29,809		5,899
	Hermès International	2,386		5,492
	Naspers, Ltd., Class N	24,555		4,786

American Funds Insurance Series  26

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)

Consumer discretionary (continued)	Sands China, Ltd.[1]	2,291,600	$4,774
	Industria de Diseño Textil, SA	94,901	4,690
	Alibaba Group Holding, Ltd. (ADR)	40,360	2,906
	Alibaba Group Holding, Ltd.	168,672	1,516
	TVS Motor Co., Ltd.	152,648	4,315
	Amadeus IT Group SA, Class A, non-registered shares	61,547	4,096
	Kering SA	10,404	3,782
	Mahindra & Mahindra, Ltd.	109,980	3,767
	Stellantis NV	163,669	3,219
	Li Ning Co., Ltd.	1,266,655	2,679
	Suzuki Motor Corp.	227,300	2,631
	China Tourism Group Duty Free Corp., Ltd., Class H5	394,952	2,414
	Airbnb, Inc., Class A1	15,833	2,401
	Tube Investments of India, Ltd.	40,897	2,075
	Aptiv PLC[1]	28,249	1,989
	General Motors Co.	42,308	1,966
	Bharat Forge, Ltd.	90,789	1,812
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	230,090	1,716
	Booking Holdings, Inc.	382	1,513
	NIKE, Inc., Class B	19,852	1,496
	Renault SA	28,126	1,434
	Shangri-La Asia, Ltd.	1,954,000	1,343
	Magazine Luiza SA1	595,887	1,284
	Inchcape PLC	101,227	953
	Zhongsheng Group Holdings, Ltd.	518,500	757
	Cyrela Brazil Realty SA, ordinary nominative shares	201,625	680
	Gree Electric Appliances, Inc. of Zhuhai, Class A	116,846	631

			380,007

Health care 10.18%	Novo Nordisk AS, Class B	580,598	82,942
	Eli Lilly and Co.	54,575	49,411
	Max Healthcare Institute, Ltd.	3,456,744	38,870
	AstraZeneca PLC	208,188	32,456
	Thermo Fisher Scientific, Inc.	49,309	27,268
	Laurus Labs, Ltd.	2,068,421	10,484
	Abbott Laboratories	97,925	10,175
	BeiGene, Ltd. (ADR)[1]	67,796	9,672
	BeiGene, Ltd.[1]	42,200	463
	Innovent Biologics, Inc.[1]	2,028,873	9,568
	Danaher Corp.	36,009	8,997
	Rede D’Or Sao Luiz SA	1,813,576	8,824
	Jiangsu Hengrui Medicine Co., Ltd., Class A1	1,656,888	8,767
	Aspen Pharmacare Holdings, Ltd.	545,396	6,995
	EssilorLuxottica SA	28,897	6,200
	Hypera SA, ordinary nominative shares	984,819	5,056
	Revvity, Inc.	47,284	4,958
	Mankind Pharma, Ltd.[1]	165,835	4,212
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	102,500	4,109
	WuXi AppTec Co., Ltd., Class H	855,900	3,208
	WuXi AppTec Co., Ltd., Class A	161,019	868
	Zoetis, Inc., Class A	20,648	3,580
	OdontoPrev SA	1,457,766	2,962
	Teva Pharmaceutical Industries, Ltd. (ADR)[1]	175,530	2,852
	Zai Lab, Ltd. (ADR)[1,5]	156,069	2,705
	Mettler-Toledo International, Inc.[1]	1,535	2,145
	Siemens Healthineers AG	37,235	2,145
	Align Technology, Inc.[1]	8,344	2,015
	Alcon, Inc.	22,171	1,973
	Legend Biotech Corp. (ADR)[1]	44,278	1,961
	Illumina, Inc.[1]	14,693	1,534
	Medtronic PLC	15,457	1,217

27  American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)		Shares		Value (000)

Health care (continued)	Asahi Intecc Co., Ltd.	76,600		$1,078
	Straumann Holding AG	8,668		1,067
	Lupin, Ltd.[1]	49,541		963
	Angelalign Technology, Inc.	88,406		643
	WuXi Biologics (Cayman), Inc.[1]	298,500		438
	Shandong Pharmaceutical Glass Co., Ltd., Class A	47,100		164
	CanSino Biologics, Inc., Class H1,5	61,521		154
	GRAIL, Inc.[1]	2,448		38
	GE HealthCare Technologies, Inc.	–	[4]	–	[4]

				363,137

Communication services 8.75%	Tencent Holdings, Ltd.	1,621,251		76,946
	Alphabet, Inc., Class A	162,765		29,647
	Alphabet, Inc., Class C	146,286		26,832
	Meta Platforms, Inc., Class A	108,267		54,590
	Bharti Airtel, Ltd.	2,193,574		37,877
	Bharti Airtel, Ltd., interim shares	61,951		773
	NetEase, Inc.	1,057,400		20,188
	NetEase, Inc. (ADR)	23,644		2,260
	MTN Group, Ltd.	2,922,467		13,569
	América Móvil, SAB de CV, Class B (ADR)	538,156		9,149
	Telefónica, SA, non-registered shares	1,783,779		7,556
	Netflix, Inc.[1]	10,302		6,953
	Telkom Indonesia (Persero) Tbk PT, Class B	35,586,000		6,753
	Indus Towers, Ltd.[1]	955,570		4,302
	Singapore Telecommunications, Ltd.	1,876,100		3,794
	Vodafone Group PLC	3,990,134		3,515
	Informa PLC	186,372		2,018
	Vodafone Idea, Ltd.[1]	8,957,264		1,910
	JCDecaux SE1	75,052		1,469
	TIM SA	498,106		1,415
	Saudi Telecom Co., non-registered shares	44,520		445

				311,961

Consumer staples 6.75%	Kweichow Moutai Co., Ltd., Class A	195,370		39,403
	ITC, Ltd.	4,563,649		23,157
	Varun Beverages, Ltd.	953,627		18,554
	Nestlé SA	142,447		14,541
	Arca Continental, SAB de CV	1,112,766		10,912
	Bunge Global SA	92,660		9,893
	Monster Beverage Corp.[1]	192,453		9,613
	JBS SA1	1,656,568		9,563
	Constellation Brands, Inc., Class A	32,921		8,470
	Avenue Supermarts, Ltd.[1]	149,667		8,465
	Ajinomoto Co., Inc.	230,299		8,106
	Carlsberg A/S, Class B	63,645		7,617
	Dino Polska SA, non-registered shares[1]	63,165		6,353
	Kao Corp.[5]	151,100		6,139
	KT&G Corp.	90,585		5,792
	Anheuser-Busch InBev SA/NV	92,550		5,346
	British American Tobacco PLC	159,363		4,899
	Budweiser Brewing Co., APAC, Ltd.	4,133,100		4,866
	Shoprite Holdings, Ltd.	274,334		4,262
	Pernod Ricard SA	29,727		4,045
	United Spirits, Ltd.	255,890		3,919
	Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	2,027,176		3,507
	Uni-Charm Corp.	109,300		3,502
	Tsingtao Brewery Co., Ltd., Class H	475,634		3,169
	Philip Morris International, Inc.	29,107		2,949
	L’Oréal SA, non-registered shares	5,458		2,400

American Funds Insurance Series  28

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)

Consumer staples (continued)	Dabur India, Ltd.	309,986	$2,234
	WH Group, Ltd.	2,961,000	1,948
	Danone SA	30,623	1,869
	JD Health International, Inc.[1]	663,450	1,803
	Barry Callebaut AG (Switzerland)	660	1,076
	Wuliangye Yibin Co., Ltd., Class A1	47,971	845
	Mondelez International, Inc., Class A	11,362	744
	Reckitt Benckiser Group PLC	11,580	625

			240,586

Materials 6.36%	First Quantum Minerals, Ltd.	2,579,376	33,881
	Freeport-McMoRan, Inc.	685,576	33,319
	Linde PLC	46,332	20,331
	Vale SA, ordinary nominative shares	737,869	8,213
	Vale SA (ADR), ordinary nominative shares	559,941	6,254
	APL Apollo Tubes, Ltd.	621,870	11,545
	Jindal Steel & Power, Ltd.	774,403	9,655
	Barrick Gold Corp.	574,012	9,575
	Glencore PLC	1,562,596	8,910
	Amcor PLC (CDI)	845,294	8,395
	Sika AG	28,997	8,254
	Grupo México, SAB de CV, Series B	1,467,800	7,895
	Albemarle Corp.	62,894	6,008
	Givaudan SA	1,257	5,963
	Shin-Etsu Chemical Co., Ltd.	140,400	5,461
	Southern Copper Corp.	48,648	5,241
	Asian Paints, Ltd.	140,896	4,919
	Tata Steel, Ltd.	2,361,679	4,910
	Nutrien, Ltd. (CAD denominated)[5]	70,551	3,592
	Zijin Mining Group Co., Ltd., Class H	1,526,000	3,194
	Anhui Conch Cement Co., Ltd., Class H	1,185,000	2,822
	Gerdau SA (ADR)	851,567	2,810
	Loma Negra Compania Industrial Argentina SA (ADR)[1]	377,121	2,549
	Shandong Sinocera Functional Material Co., Ltd., Class A	799,500	1,964
	Arkema SA	22,359	1,933
	Fresnillo PLC	266,535	1,896
	DSM-Firmenich AG	14,805	1,667
	BASF SE	31,883	1,541
	CEMEX, SAB de CV (ADR), ordinary participation certificates, units	230,007	1,470
	Akzo Nobel NV	24,034	1,461
	Antofagasta PLC	45,109	1,196
	OCI NV	2,725	67
	Alrosa PJSC[2]	1,123,215	–	[4]

			226,891

Energy 2.43%	TotalEnergies SE	395,528	26,362
	Reliance Industries, Ltd.	580,979	21,749
	New Fortress Energy, Inc., Class A5	301,785	6,633
	Exxon Mobil Corp.	55,370	6,374
	Schlumberger NV	111,302	5,251
	Cheniere Energy, Inc.	29,614	5,178
	Chevron Corp.	32,824	5,134
	Vista Energy, SAB de CV, Class A (ADR)[1]	64,664	2,941
	Shell PLC (GBP denominated)	59,216	2,128
	Borr Drilling, Ltd. (NOK denominated)	161,879	1,040
	Borr Drilling, Ltd.[1]	156,383	1,009
	Galp Energia, SGPS, SA, Class B	82,092	1,734
	INPEX Corp.[5]	42,400	626
	Saudi Arabian Oil Co.	54,835	405

29  American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)

Energy (continued)	Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	18,657	$270
	Gazprom PJSC[1,2]	945,858	–	[4]
	Rosneft Oil Co. PJSC[2]	588,661	–	[4]

			86,834

Real estate 1.74%	Macrotech Developers, Ltd.	2,136,509	38,480
	China Resources Mixc Lifestyle Services, Ltd.	1,720,200	5,697
	Fibra Uno Administración REIT, SA de CV	4,598,444	5,650
	KE Holdings, Inc., Class A (ADR)	339,115	4,799
	CK Asset Holdings, Ltd.	923,500	3,457
	American Tower Corp. REIT	9,397	1,827
	ALLOS SA, ordinary nominative shares	390,474	1,475
	Longfor Group Holdings, Ltd.	399,346	547
	Ayala Land, Inc.	87,800	43

			61,975

Utilities 0.95%	ENN Energy Holdings, Ltd.	1,693,905	13,948
	Equatorial Energia SA, ordinary nominative shares	1,824,334	10,016
	Equatorial Energia SA, subscription receipts[1]	28,068	156
	Power Grid Corporation of India, Ltd.	1,151,593	4,545
	Engie SA	277,981	3,959
	AES Corp.	79,278	1,393

			34,017

	Total common stocks (cost: $2,188,853,000)		3,246,068

Preferred securities 0.69%

Financials 0.27%	Itaú Unibanco Holding SA (ADR), preferred nominative shares	1,367,365	7,985
	Itaú Unibanco Holding SA, preferred nominative shares	301,179	1,746

			9,731

Real estate 0.17%	QuintoAndar, Ltd., Series E, preference shares[1,2,3]	32,657	4,780
	QuintoAndar, Ltd., Series E-1, preference shares[1,2,3]	8,400	1,230

			6,010

Consumer discretionary 0.15%	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	72,473	5,388
	Getir BV, Series D, preferred shares[1,2,3]	7,768	–	[4]

			5,388

Information technology 0.10%	Samsung Electronics Co., Ltd., nonvoting preferred shares	78,747	3,616
	Canva, Inc., Series A, noncumulative preferred shares[1,2,3]	34	37
	Canva, Inc., Series A-3, noncumulative preferred shares[1,2,3]	1	1

			3,654

	Total preferred securities (cost: $30,556,000)		24,783

Rights & warrants 0.03%

Consumer discretionary 0.03%	Midea Group Co., Ltd., warrants, expire 3/19/2025[1,6]	128,407	1,140

	Total rights & warrants (cost: $1,092,000)		1,140

American Funds Insurance Series  30

New World Fund (continued)

Convertible stocks 0.01%		Shares	Value (000)

Materials 0.01%	Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	5,700	$266

	Total convertible stocks (cost: $286,000)		266

Bonds, notes & other debt instruments 3.45%		Principal amount (000)

Bonds & notes of governments & government agencies outside the U.S. 2.92%
	Abu Dhabi (Emirate of) 1.70% 3/2/2031[6]	USD200	165
	Angola (Republic of) 9.50% 11/12/2025	400	407
	Angola (Republic of) 8.25% 5/9/2028	900	848
	Angola (Republic of) 8.00% 11/26/2029[6]	445	401
	Angola (Republic of) 8.75% 4/14/2032[6]	280	248
	Argentine Republic 1.00% 7/9/2029	32	18
	Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[7]	2,217	934
	Argentine Republic 4.25% 1/9/2038 (5.00% on 7/9/2024)[7]	1,091	501
	Argentine Republic 3.50% 7/9/2041 (4.875% on 7/9/2029)[7]	2,454	959
	Brazil (Federative Republic of) 10.00% 1/1/2027	BRL12,699	2,186
	Brazil (Federative Republic of) 6.00% 5/15/2027[8]	27,282	4,826
	Brazil (Federative Republic of) 10.00% 1/1/2031	4,628	748
	Brazil (Federative Republic of) 6.00% 8/15/2032[8]	4,941	859
	Brazil (Federative Republic of) 10.00% 1/1/2033	27,237	4,326
	Brazil (Federative Republic of) 6.00% 8/15/2050[8]	5,525	932
	Chile (Republic of) 5.30% 11/1/2037	CLP480,000	471
	Chile (Republic of) 4.34% 3/7/2042	USD350	303
	China (Peoples Republic of) 2.27% 5/25/2034	CNY6,100	844
	China (Peoples Republic of) 2.57% 5/20/2054	4,000	567
	China (People’s Republic of), Series INBK, 2.89% 11/18/2031	27,780	4,014
	China (People’s Republic of), Series INBK, 3.72% 4/12/2051	25,030	4,263
	China (People’s Republic of), Series INBK, 3.12% 10/25/2052	9,500	1,472
	Colombia (Republic of) 3.25% 4/22/2032	USD700	538
	Colombia (Republic of) 8.00% 11/14/2035	200	206
	Colombia (Republic of) 5.20% 5/15/2049	755	534
	Colombia (Republic of), Series B, 7.00% 3/26/2031	COP1,784,100	362
	Colombia (Republic of), Series B, 13.25% 2/9/2033	1,734,800	476
	Colombia (Republic of), Series UVR, 3.75% 2/25/2037[8]	6,870	513
	Colombia (Republic of), Series B, 9.25% 5/28/2042	4,013,400	807
	Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	135
	Czech Republic 1.95% 7/30/2037	CZK17,900	593
	Dominican Republic 8.625% 4/20/2027[6]	USD575	596
	Dominican Republic 5.50% 2/22/2029[6]	275	266
	Dominican Republic 11.375% 7/6/2029	DOP12,800	230
	Dominican Republic 7.05% 2/3/2031[6]	USD150	155
	Dominican Republic 13.625% 2/3/2033	DOP9,000	180
	Dominican Republic 5.875% 1/30/2060	USD1,725	1,468
	Egypt (Arab Republic of) 6.375% 4/11/2031	EUR200	171
	Egypt (Arab Republic of) 7.625% 5/29/2032	USD200	164
	Egypt (Arab Republic of) 8.50% 1/31/2047	400	297
	Egypt (Arab Republic of) 8.875% 5/29/2050	755	577
	Egypt (Arab Republic of) 8.15% 11/20/2059[6]	500	357
	Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024[9]	440	319
	Gabonese Republic 7.00% 11/24/2031	950	717
	Ghana (Republic of) 7.75% 4/7/2029[6,9]	1,125	576
	Ghana (Republic of) 8.125% 3/26/2032[9]	1,280	660
	Honduras (Republic of) 6.25% 1/19/2027	1,365	1,298
	Honduras (Republic of) 5.625% 6/24/2030	283	242
	Honduras (Republic of) 5.625% 6/24/2030[6]	281	240
	Hungary (Republic of) 6.25% 9/22/2032[6]	330	341
	Hungary (Republic of), Series A, 6.75% 10/22/2028	HUF160,000	435
	India (Republic of) 7.32% 11/13/2030	INR39,150	476
	India (Republic of) 6.54% 1/17/2032	81,680	952

31  American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)
India (Republic of) 7.18% 7/24/2037	INR44,040	$535
Indonesia (Republic of) 6.625% 2/17/2037	USD300	335
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	IDR23,910,000	1,438
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	12,900,000	788
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	5,666,000	333
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	27,200,000	1,654
Indonesia (Republic of), Series 100, 6.625% 2/15/2034	38,157,000	2,262
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	8,552,000	540
Indonesia (Republic of), Series 98, 7.125% 6/15/2038	34,690,000	2,123
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR3,430	725
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	7,686	1,784
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	2,200	450
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	1,030	232
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	1,821	377
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	989	247
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD940	957
Mongolia (State of) 4.45% 7/7/2031	300	253
Morocco (Kingdom of) 5.95% 3/8/2028[6]	255	256
Mozambique (Republic of) 9.00% 9/15/2031	1,300	1,079
Nigeria (Republic of) 7.625% 11/21/2025[6]	358	359
Nigeria (Republic of) 7.625% 11/21/2025	342	343
Oman (Sultanate of) 6.75% 1/17/2048	285	291
Panama (Republic of) 3.75% 4/17/2026	100	94
Panama (Republic of) 4.50% 4/16/2050	200	135
Panama (Republic of) 6.853% 3/28/2054	590	542
Panama (Republic of) 7.875% 3/1/2057	1,400	1,461
Panama (Republic of) 4.50% 1/19/2063	200	128
Paraguay (Republic of) 4.95% 4/28/2031	320	307
Peru (Republic of) 3.00% 1/15/2034	225	183
Peru (Republic of) 6.55% 3/14/2037	360	386
Peru (Republic of) 2.78% 12/1/2060	100	56
PETRONAS Capital, Ltd. 4.55% 4/21/2050[6]	400	347
Philippines (Republic of) 6.375% 10/23/2034	145	159
Philippines (Republic of) 3.95% 1/20/2040	500	425
Poland (Republic of) 5.75% 4/25/2029	PLN4,500	1,131
Poland (Republic of) 4.875% 10/4/2033	USD560	547
Poland (Republic of), Series 0726, 2.50% 7/25/2026	PLN7,680	1,813
Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,440	2,403
Romania 2.00% 1/28/2032	EUR1,375	1,152
Romania 5.25% 5/30/2032	450	470
Romania 2.00% 4/14/2033	300	242
Romania 5.625% 5/30/2037	390	403
Romania 5.125% 6/15/2048[6]	USD500	417
Saudi Arabia (Kingdom of) 5.00% 1/16/2034	710	698
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	990	967
Senegal (Republic of) 4.75% 3/13/2028	EUR600	595
South Africa (Republic of) 11.625% 3/31/2053	ZAR9,182	490
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	53,447	2,464
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	11,495	551
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	52,108	2,425
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	32,571	1,412
Thailand (Kingdom of) 2.875% 12/17/2028	THB15,532	431
Thailand (Kingdom of) 3.45% 6/17/2043	18,658	523
Turkey (Republic of) 12.60% 10/1/2025	TRY40,595	938
Turkey (Republic of) 9.875% 1/15/2028	USD200	220
Turkey (Republic of) 17.30% 7/19/2028	TRY67,970	1,561
Turkey (Republic of) 11.875% 1/15/2030	USD500	628
Turkey (Republic of) 4.875% 4/16/2043	655	465
Ukraine 7.75% 9/1/2029[9]	1,728	540
United Mexican States 4.75% 3/8/2044	800	644
United Mexican States 3.75% 4/19/2071	200	121

American Funds Insurance Series  32

New World Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)
	United Mexican States, Series M, 7.50% 6/3/2027	MXN16,460	$838
	United Mexican States, Series M20, 8.50% 5/31/2029	34,418	1,772
	United Mexican States, Series M, 7.75% 5/29/2031	73,381	3,578
	United Mexican States, Series M, 7.50% 5/26/2033	38,770	1,825
	United Mexican States, Series M, 7.75% 11/23/2034	38,324	1,804
	United Mexican States, Series M30, 8.50% 11/18/2038	23,600	1,144
	United Mexican States, Series M, 8.00% 7/31/2053	23,949	1,058
	United Mexican States, Series S, 4.00% 10/29/2054[8]	15,685	718
	Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[9]	USD75	11
	Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[9]	930	142
	Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[9]	805	115
	Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[9]	800	134
	Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[9]	180	29
	Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[9]	230	40
	Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[9]	65	10

			104,226

Corporate bonds, notes & loans 0.53%

Energy 0.13%	Oleoducto Central SA 4.00% 7/14/2027[6]	255	237
	Oleoducto Central SA 4.00% 7/14/2027	200	185
	Petrobras Global Finance BV 6.85% 6/5/2115	59	52
	Petroleos Mexicanos 7.19% 9/12/2024	MXN22,000	1,189
	Petroleos Mexicanos 6.49% 1/23/2027	USD2,585	2,483
	PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	179
	Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[6]	630	446

			4,771

Materials 0.10%	Braskem Idesa SAPI 7.45% 11/15/2029	975	795
	Braskem Idesa SAPI 7.45% 11/15/2029[6]	300	244
	Braskem Netherlands Finance BV 8.50% 1/12/2031	600	613
	Braskem Netherlands Finance BV 8.50% 1/12/2031[6]	355	363
	CSN Resources SA 8.875% 12/5/2030[6]	400	398
	Sasol Financing USA, LLC 8.75% 5/3/2029[3]	1,100	1,120

			3,533

Financials 0.09%	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[7]	800	709

	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/ 2033)[6,7]	340	351
	CMB International Leasing Management, Ltd. 2.75% 8/12/2030	300	263

	HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[6,7]	600	558
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[7]	600	650
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[7]	600	628

			3,159

Communication services 0.07%	América Móvil, SAB de CV 10.125% 1/22/2029	MXN13,710	730
	América Móvil, SAB de CV 9.50% 1/27/2031	24,000	1,226
	Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	USD357	237
	PLDT, Inc. 2.50% 1/23/2031	210	177
	Tencent Holdings, Ltd. 3.24% 6/3/2050[6]	380	249

			2,619

33  American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)			Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Utilities 0.05%	Aegea Finance SARL 9.00% 1/20/2031[6]		USD275	$286
	AES Panama Generation Holdings, SRL 4.375% 5/31/2030[6]		270	235
	Empresas Publicas de Medellin ESP 4.25% 7/18/2029[6]		412	356
	Eskom Holdings SOC, Ltd. 8.45% 8/10/2028		490	494
	Greenko Dutch BV 3.85% 3/29/2026[6]		182	172
	Greenko Dutch BV 3.85% 3/29/2026		182	172

				1,715

Consumer discretionary 0.04%	Alibaba Group Holding, Ltd. 3.15% 2/9/2051		410	263
	Meituan 3.05% 10/28/2030[6]		400	345
	Melco Resorts Finance, Ltd. 7.625% 4/17/2032[6]		345	342
	MercadoLibre, Inc. 3.125% 1/14/2031		400	339
	Sands China, Ltd. 4.375% 6/18/2030		220	203

				1,492

Consumer staples 0.02%	NBM US Holdings, Inc. 7.00% 5/14/2026[3]		200	200
	NBM US Holdings, Inc. 6.625% 8/6/2029[3]		420	416

				616

Industrials 0.02%	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[6]		335	335
	Mexico City Airport Trust 4.25% 10/31/2026		200	193

				528

Health care 0.01%	Rede D’Or Finance SARL 4.50% 1/22/2030		480	433

	Total corporate bonds, notes & loans			18,866

	Total bonds, notes & other debt instruments (cost: $132,049,000)			123,092

Short-term securities 4.12%			Shares

Money market investments 3.88%
	Capital Group Central Cash Fund 5.37%[10,11]		1,385,246	138,525

Money market investments purchased with collateral from securities on loan 0.19%

	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[10,12]		6,722,363	6,722

	State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[10,12]		6,889	7

				6,729

	Weighted average yield at acquisition		Principal amount (000)

Bills & notes of governments & government agencies outside the U.S. 0.05%
	Egypt (Arab Republic of) 3/18/2025	20.180%	EGP48,550	856
	Nigeria (Republic of) 2/11/2025	18.000	NGN85,333	49
	Nigeria (Republic of) 2/20/2025	17.782	113,775	65
	Nigeria (Republic of) 2/25/2025	18.036	346,521	199

American Funds Insurance Series  34

New World Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)

Bills & notes of governments & government agencies outside the U.S. (continued)
Nigeria (Republic of) 3/6/2025	17.801%	NGN389,048	$221
Nigeria (Republic of) 3/13/2025	17.900	151,700	86
Nigeria (Republic of) 3/27/2025	18.586	221,188	124

			1,600

	Total short-term securities (cost: $146,928,000)		146,854

	Total investment securities 99.30% (cost: $2,499,764,000)		3,542,203
	Other assets less liabilities 0.70%		25,094

	Net assets 100.00%		$3,567,297

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	115	10/3/2024	USD23,485	$34
5 Year Euro-Bobl Futures	Long	17	9/10/2024	2,120	17
10 Year Euro-Bund Futures	Short	16	9/10/2024	(2,255)	(27)
10 Year Ultra U.S. Treasury Note Futures	Short	56	9/30/2024	(6,358)	(38)
20 Year U.S. Treasury Bond Futures	Long	4	9/30/2024	473	(6)

					$(20)

Forward currency contracts

						Unrealized
Contract amount						appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2024 (000)

USD	199	PLN	800	Barclays Bank PLC	7/1/2024	$ –	[4]
PLN	800	USD	202	Barclays Bank PLC	7/1/2024		(4)
USD	1,058	CNH	7,653	UBS AG	7/9/2024	9
CNH	508	USD	70	HSBC Bank	7/9/2024	–	[4]
HUF	21,785	USD	59	BNP Paribas	7/9/2024	–	[4]
HUF	18,327	USD	49	Morgan Stanley	7/9/2024	–	[4]
HUF	425,110	USD	1,167	Standard Chartered Bank	7/9/2024		(15)
TRY	21,350	USD	637	Barclays Bank PLC	7/10/2024	9
USD	120	EUR	110	JPMorgan Chase	7/10/2024	2
USD	483	EUR	450	Barclays Bank PLC	7/10/2024	1
CZK	1,350	USD	58	Bank of America	7/10/2024	–	[4]
PLN	250	USD	62	Goldman Sachs	7/10/2024	–	[4]
USD	70	TRY	2,330	BNP Paribas	7/10/2024		(1)
PLN	2,169	USD	548	BNP Paribas	7/10/2024		(10)
USD	918	ZAR	17,141	Morgan Stanley	7/10/2024		(23)
CZK	20,535	USD	908	Standard Chartered Bank	7/10/2024		(30)
INR	6,595	USD	79	Bank of America	7/11/2024	–	[4]
USD	3,888	MYR	18,240	JPMorgan Chase	7/12/2024	20
USD	133	MYR	625	Standard Chartered Bank	7/12/2024	–	[4]
MYR	843	USD	179	JPMorgan Chase	7/12/2024	–	[4]
MXN	4,629	USD	261	Morgan Stanley	7/12/2024		(9)
USD	397	BRL	2,100	Citibank	7/15/2024	22

35  American Funds Insurance Series

New World Fund (continued)

Forward currency contracts (continued)

						Unrealized
Contract amount						appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2024 (000)

IDR	4,241,092	USD	258	HSBC Bank	7/15/2024	$1
MXN	4,200	USD	228	BNP Paribas	7/17/2024	1
MXN	15,876	USD	866	Goldman Sachs	7/17/2024	(1)
USD	1,620	MXN	30,285	Morgan Stanley	7/17/2024	(31)
EUR	156	USD	168	BNP Paribas	7/22/2024	(1)
USD	839	EUR	785	Barclays Bank PLC	7/22/2024	(3)
USD	759	ZAR	13,774	Goldman Sachs	7/24/2024	3
USD	870	EUR	810	Citibank	7/24/2024	2
USD	89	ZAR	1,605	Goldman Sachs	7/24/2024	2
USD	165	ZAR	2,995	Bank of New York Mellon	7/24/2024	1
CZK	13,725	USD	591	BNP Paribas	7/24/2024	(4)
USD	858	TRY	29,135	Barclays Bank PLC	7/24/2024	(9)
USD	80	THB	2,940	Citibank	7/25/2024	– [4]
USD	943	EUR	882	Morgan Stanley	7/25/2024	(2)
USD	36	CLP	33,408	Morgan Stanley	7/30/2024	– [4]
USD	124	IDR	2,028,485	Standard Chartered Bank	7/30/2024	– [4]
INR	29,292	USD	351	Standard Chartered Bank	7/30/2024	– [4]
USD	70	INR	5,840	Citibank	7/30/2024	– [4]
BRL	5,020	USD	910	Citibank	7/30/2024	(15)
BRL	6,610	USD	1,210	JPMorgan Chase	7/30/2024	(32)
PLN	800	USD	199	Barclays Bank PLC	8/5/2024	– [4]
USD	192	MXN	3,615	Barclays Bank PLC	9/20/2024	(3)
TRY	20,295	USD	516	Barclays Bank PLC	9/23/2024	49
USD	579	MXN	10,570	Citibank	9/27/2024	9
USD	838	MXN	15,605	Morgan Stanley	9/27/2024	(2)

						$(64)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

							Upfront	Unrealized
Receive		Pay			Notional	Value at	premium paid	appreciation (depreciation)
	Payment		Payment	Expiration	amount	6/30/2024	(received)	at 6/30/2024
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

4.82%	Annual	6-month PLN-WIBOR	Semi-annual	1/29/2027	PLN2,560	$(6)	$–	$(6)
9.7175%	28-day	28-day MXN-TIIE	28-day	6/15/2029	MXN7,650	3	–	3
9.5995%	28-day	28-day MXN-TIIE	28-day	6/21/2029	MXN20,349	3	–	3
SOFR	Annual	3.8835%	Annual	6/28/2034	USD334	1	–	1

						$1	$–	$1

Bilateral interest rate swaps

								Upfront	Unrealized
Receive		Pay				Notional	Value at	premium paid	appreciation (depreciation)
	Payment		Payment		Expiration	amount	6/30/2024	(received)	at 6/30/2024
Rate	frequency	Rate	frequency	Counterparty	date	(000)	(000)	(000)	(000)

10.568657%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2025	BRL6,315	$(9)	$–	$(9)
11.5675%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL6,045	(7)	–	(7)
11.91%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL3,508	(7)	–	(7)

American Funds Insurance Series  36

New World Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Bilateral interest rate swaps (continued)

								Upfront	Unrealized
Receive		Pay				Notional	Value at	premium paid	appreciation (depreciation)
	Payment		Payment		Expiration	amount	6/30/2024	(received)	at 6/30/2024
Rate	frequency	Rate	frequency	Counterparty	date	(000)	(000)	(000)	(000)

10.8091233%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL4,534	$(56)	$–	$(56)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL5,311	(90)	–	(90)
11.2144181%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	BRL2,233	(28)	–	(28)

							$(197)	$–	$(197)

Investments in affiliates[11]

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)

Short-term securities 3.88%
Money market investments 3.88%
Capital Group Central Cash Fund 5.37%[10]	$135,440	$455,568	$452,493	$19	$(9)	$138,525	$4,142

Restricted securities[3]

	Acquisition date(s)	Cost (000)	Value (000)		Percent of net assets

QuintoAndar, Ltd., Series E, preference shares[1,2]	5/26/2021	$5,258	$4,780		.13%

QuintoAndar, Ltd., Series E-1, preference shares[1,2]	12/20/2021	1,716	1,230		.04

Sasol Financing USA, LLC 8.75% 5/3/2029	1/24/2024	1,113	1,120		.03

NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	407	416		.01

NBM US Holdings, Inc. 7.00% 5/14/2026	5/16/2023	194	200		.01

Canva, Inc.[1,2]	8/26/2021-11/4/2021	656	411		.01

Canva, Inc., Series A, noncumulative preferred shares[1,2]	11/4/2021	58	37		.00	[13]

Canva, Inc., Series A-3, noncumulative preferred shares[1,2]	11/4/2021	2	1		.00	[13]

Getir BV, Series D, preferred shares[1,2]	5/27/2021	3,500	–	[4]	.00	[13]

Total		$12,904	$8,195		.23%

37  American Funds Insurance Series

New World Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $8,195,000, which represented .23% of the net assets of the fund.

[4]	Amount less than one thousand.
[5]

All or a portion of this security was on loan. The total value of all such securities was $14,933,000, which represented .42% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[6]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,781,000, which represented .30% of the net assets of the fund.

[7]	Step bond; coupon rate may change at a later date.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Rate represents the seven-day yield at 6/30/2024.
[11]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[13]	Amount less than .01%.

Key to abbreviation(s)

ADR = American Depositary Receipts	IDR = Indonesian rupiah
BRL = Brazilian reais	INR = Indian rupees
BZDIOVER = Overnight Brazilian Interbank Deposit Rate	MXN = Mexican pesos
CAD = Canadian dollars	MYR = Malaysian ringgits
CDI = CREST Depository Interest	NGN = Nigerian naira
CLP = Chilean pesos	NOK = Norwegian kroner
CNH = Chinese yuan renminbi	PLN = Polish zloty
CNY = Chinese yuan	REIT = Real Estate Investment Trust
COP = Colombian pesos	SOFR = Secured Overnight Financing Rate
CZK = Czech korunas	THB = Thai baht
DOP = Dominican pesos	TIIE = Equilibrium Interbank Interest Rate
EGP = Egyptian pounds	TRY = Turkish lira
EUR = Euros	USD = U.S. dollars
GBP = British pounds	WIBOR = Warsaw Interbank Offer Rate
GDR = Global Depositary Receipts	ZAR = South African rand
HUF = Hungarian forints

Refer to the notes to financial statements.

American Funds Insurance Series  38

Washington Mutual Investors Fund

Investment portfolio June 30, 2024	unaudited

Common stocks 96.00%		Shares	Value (000)
Information technology 21.86%	Broadcom, Inc.	435,470	$699,160
	Microsoft Corp.	1,538,699	687,722
	Apple, Inc.	1,123,388	236,608
	ASML Holding NV (ADR)	164,238	167,971
	Applied Materials, Inc.	399,451	94,267
	SAP SE (ADR)	462,757	93,343
	Motorola Solutions, Inc.	158,697	61,265
	Oracle Corp.	351,403	49,618
	NVIDIA Corp.	391,250	48,335
	KLA Corp.	53,955	44,486
	Texas Instruments, Inc.	202,747	39,440
	Intel Corp.	1,081,737	33,501
	Synopsys, Inc.[1]	43,818	26,074
	ASM International NV (ADR)	28,085	21,460
	Accenture PLC, Class A	68,718	20,850
	Salesforce, Inc.	77,101	19,823
	Cadence Design Systems, Inc.[1]	41,414	12,745
	NetApp, Inc.	95,194	12,261
	Analog Devices, Inc.	26,645	6,082

			2,375,011

Health care 15.59%	Eli Lilly and Co.	367,975	333,157
	UnitedHealth Group, Inc.	635,126	323,444
	AbbVie, Inc.	939,446	161,134
	AstraZeneca PLC (ADR)	1,418,825	110,654
	Abbott Laboratories	853,882	88,727
	CVS Health Corp.	1,465,059	86,527
	Gilead Sciences, Inc.	1,259,365	86,405
	Danaher Corp.	296,600	74,106
	Vertex Pharmaceuticals, Inc.[1]	156,991	73,585
	Merck & Co., Inc.	543,888	67,333
	Elevance Health, Inc.	101,066	54,764
	Pfizer, Inc.	1,884,841	52,738
	Amgen, Inc.	140,500	43,899
	Novo Nordisk AS, Class B (ADR)	237,042	33,835
	Humana, Inc.	83,622	31,245
	Bristol-Myers Squibb Co.	718,110	29,823
	Johnson & Johnson	128,490	18,780
	Molina Healthcare, Inc.[1]	31,097	9,245
	Zoetis, Inc., Class A	49,598	8,598
	Regeneron Pharmaceuticals, Inc.[1]	6,091	6,402

			1,694,401

Financials 15.48%	Marsh & McLennan Companies, Inc.	1,172,805	247,133
	JPMorgan Chase & Co.	869,645	175,894
	Visa, Inc., Class A	433,679	113,828
	BlackRock, Inc.	135,304	106,528
	Mastercard, Inc., Class A	224,767	99,158
	Chubb, Ltd.	358,050	91,331
	Blackstone, Inc.	640,871	79,340
	KKR & Co., Inc.	748,264	78,747
	Wells Fargo & Co.	1,320,787	78,442
	CME Group, Inc., Class A	366,656	72,085
	Discover Financial Services	430,110	56,263
	Arthur J. Gallagher & Co.	210,691	54,634
	Morgan Stanley	527,975	51,314
	Apollo Asset Management, Inc.	421,124	49,722
	Capital One Financial Corp.	327,672	45,366
	S&P Global, Inc.	91,216	40,682
	Aon PLC, Class A	103,858	30,491

39  American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Common stocks (continued)		Shares	Value (000)

Financials (continued)	Bank of America Corp.	728,984	$28,992
	Truist Financial Corp.	681,651	26,482
	Intercontinental Exchange, Inc.	191,725	26,245
	American Express Co.	85,165	19,720
	Brookfield Asset Management, Ltd., Class A	493,148	18,764
	Goldman Sachs Group, Inc.	38,770	17,536
	Fifth Third Bancorp	457,601	16,698
	Nasdaq, Inc.	244,038	14,706
	Canadian Imperial Bank of Commerce	290,915	13,830
	Carlyle Group, Inc. (The)	287,865	11,558
	PNC Financial Services Group, Inc.	71,969	11,190
	MSCI, Inc.	10,656	5,134

			1,681,813

Industrials 10.73%	RTX Corp.	1,260,932	126,585
	General Electric Co.	777,220	123,555
	Caterpillar, Inc.	340,993	113,585
	Northrop Grumman Corp.	225,609	98,354
	Union Pacific Corp.	330,872	74,863
	Paychex, Inc.	519,589	61,602
	L3Harris Technologies, Inc.	243,427	54,669
	CSX Corp.	1,494,108	49,978
	Equifax, Inc.	170,599	41,363
	ABB, Ltd. (ADR)	675,987	37,659
	Johnson Controls International PLC	550,553	36,595
	Boeing Co.[1]	197,303	35,911
	Carrier Global Corp.	526,468	33,210
	Deere & Co.	63,329	23,662
	PACCAR, Inc.	217,238	22,363
	FedEx Corp.	72,386	21,704
	BAE Systems PLC (ADR)	287,080	19,191
	Ingersoll-Rand, Inc.	198,747	18,054
	Waste Connections, Inc.	101,840	17,859
	Southwest Airlines Co.	602,398	17,235
	3M Co.	153,046	15,640
	Delta Air Lines, Inc.	321,899	15,271
	TransUnion	191,637	14,212
	Veralto Corp.	147,987	14,128
	Republic Services, Inc.	71,086	13,815
	Waste Management, Inc.	56,915	12,142
	HEICO Corp.	46,818	10,469
	Honeywell International, Inc.	46,268	9,880
	Broadridge Financial Solutions, Inc.	47,192	9,297
	United Parcel Service, Inc., Class B	66,914	9,157
	Lockheed Martin Corp.	18,718	8,743
	Lennox International, Inc.	8,982	4,805

			1,165,556

Consumer staples 7.87%	Philip Morris International, Inc.	1,984,592	201,099
	Keurig Dr Pepper, Inc.	3,298,857	110,182
	Constellation Brands, Inc., Class A	380,100	97,792
	Altria Group, Inc.	1,226,579	55,871
	Procter & Gamble Co.	290,365	47,887
	Mondelez International, Inc., Class A	697,782	45,663
	Dollar General Corp.	338,252	44,727
	Target Corp.	238,143	35,255
	Kraft Heinz Co. (The)	1,021,784	32,922
	Costco Wholesale Corp.	33,105	28,139
	General Mills, Inc.	362,380	22,924
	Sysco Corp.	308,324	22,011

American Funds Insurance Series  40

Washington Mutual Investors Fund (continued)

Common stocks (continued)		Shares	Value (000)

Consumer staples (continued)	British American Tobacco PLC (ADR)	701,402	$21,694
	Church & Dwight Co., Inc.	189,242	19,620
	Danone (ADR)	1,594,470	19,548
	Kimberly-Clark Corp.	100,074	13,830
	Nestlé SA (ADR)	127,701	13,083
	Bunge Global SA	80,582	8,604
	Kenvue, Inc.	391,528	7,118
	Reckitt Benckiser Group PLC (ADR)	645,548	7,062

			855,031

Consumer discretionary 6.34%	Home Depot, Inc.	382,694	131,738
	YUM! Brands, Inc.	928,961	123,050
	Darden Restaurants, Inc.	472,453	71,492
	Royal Caribbean Cruises, Ltd.[1]	438,724	69,946
	General Motors Co.	1,156,695	53,740
	TJX Companies, Inc.	345,160	38,002
	McDonald’s Corp.	146,543	37,345
	Tractor Supply Co.	109,274	29,504
	NIKE, Inc., Class B	388,859	29,308
	Marriott International, Inc., Class A	97,630	23,604
	Vail Resorts, Inc.	110,037	19,821
	D.R. Horton, Inc.	117,911	16,617
	Starbucks Corp.	189,822	14,778
	Lennar Corp., Class A	62,894	9,426
	Chipotle Mexican Grill, Inc.[1]	130,550	8,179
	Amazon.com, Inc.[1]	33,975	6,566
	Polaris, Inc.	52,835	4,137
	Advance Auto Parts, Inc.	31,181	1,975

			689,228

Communication services 5.27%	Alphabet, Inc., Class C	971,985	178,282
	Alphabet, Inc., Class A	417,657	76,076
	Comcast Corp., Class A	4,890,481	191,511
	Meta Platforms, Inc., Class A	141,343	71,268
	Electronic Arts, Inc.	123,936	17,268
	Verizon Communications, Inc.	407,342	16,799
	Walt Disney Co. (The)	157,832	15,671
	Deutsche Telekom AG (ADR)	236,620	5,960

			572,835

Energy 4.87%	Exxon Mobil Corp.	1,169,736	134,660
	EOG Resources, Inc.	863,963	108,747
	Canadian Natural Resources, Ltd.	2,217,826	78,955
	Chevron Corp.	433,717	67,842
	Halliburton Co.	1,855,073	62,664
	Schlumberger NV	794,578	37,488
	TC Energy Corp.	538,275	20,401
	ConocoPhillips	122,350	13,994
	HF Sinclair Corp.	93,211	4,972

			529,723

Utilities 3.27%	Sempra	1,149,215	87,409
	Constellation Energy Corp.	423,180	84,750
	Southern Co. (The)	921,284	71,464
	FirstEnergy Corp.	1,404,723	53,759
	Public Service Enterprise Group, Inc.	265,164	19,543

41  American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Common stocks (continued)		Shares	Value (000)
Utilities (continued)	CenterPoint Energy, Inc.	539,250	$16,706
	Entergy Corp.	119,743	12,812
	NextEra Energy, Inc.	125,161	8,863

			355,306

Materials 2.62%	Linde PLC	172,994	75,912
	Celanese Corp.	462,269	62,355
	Corteva, Inc.	712,123	38,412
	Wheaton Precious Metals Corp.	432,077	22,650
	Nucor Corp.	119,279	18,856
	Rio Tinto PLC (ADR)	271,564	17,904
	LyondellBasell Industries NV	155,020	14,829
	Freeport-McMoRan, Inc.	271,830	13,211
	Mosaic Co.	362,193	10,467
	H.B. Fuller Co.	90,381	6,956
	Royal Gold, Inc.	28,262	3,537

			285,089

Real estate 2.10%	Welltower, Inc. REIT	848,714	88,479
	Extra Space Storage, Inc. REIT	416,185	64,679
	Equinix, Inc. REIT	42,576	32,213
	American Tower Corp. REIT	120,641	23,450
	Prologis, Inc. REIT	174,167	19,561

			228,382

	Total common stocks (cost: $6,949,928,000)		10,432,375

Convertible stocks 0.03%

Financials 0.03%	Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	54,000	3,543

	Total convertible stocks (cost: $2,700,000)		3,543

Short-term securities 3.86%

Money market investments 3.86%
	Capital Group Central Cash Fund 5.37%[2,3]	4,192,299	419,230

	Total short-term securities (cost: $419,195,000)		419,230

	Total investment securities 99.89% (cost: $7,371,823,000)		10,855,148
	Other assets less liabilities 0.11%		12,216

	Net assets 100.00%		$10,867,364

Investments in affiliates[3]

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)

Short-term securities 3.86%
Money market investments 3.86%
Capital Group Central Cash Fund 5.37%[2]	$329,850	$819,532	$730,158	$(5)	$11	$419,230	$9,616

American Funds Insurance Series  42

Washington Mutual Investors Fund (continued)

Investments in affiliates[3] (continued)

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)		Net unrealized appreciation (depreciation) (000)		Value at 6/30/2024 (000)	Dividend or interest income (000)

Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.37%[2]	$629	$	$629	[4]	$		$		$–	$–	[5]

Total 3.86%						$(5)		$11	$419,230	$9,616

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 6/30/2024.
[3]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[4]	Represents net activity. Refer to Note 5 for more information on securities lending.
[5]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

43  American Funds Insurance Series

Capital World Growth and Income Fund
Investment portfolio June 30, 2024	unaudited

Common stocks 96.16%		Shares	Value (000)

Information technology 22.51%	Broadcom, Inc.	50,340	$80,822
	Microsoft Corp.	171,149	76,495
	Taiwan Semiconductor Manufacturing Co., Ltd.	2,168,772	64,502
	Apple, Inc.	177,479	37,381
	ASML Holding NV	26,498	27,338
	ASML Holding NV (ADR)	9,561	9,778
	NVIDIA Corp.	134,641	16,633
	Tokyo Electron, Ltd.	60,100	13,198
	Capgemini SE	53,910	10,678
	Salesforce, Inc.	35,935	9,239
	Samsung Electronics Co., Ltd.	139,329	8,188
	Texas Instruments, Inc.	39,595	7,702
	Accenture PLC, Class A	24,623	7,471
	MediaTek, Inc.	119,094	5,091
	Applied Materials, Inc.	19,589	4,623
	Dell Technologies, Inc., Class C	33,347	4,599
	Oracle Corp.	30,909	4,364
	Micron Technology, Inc.	32,523	4,278
	Shopify, Inc., Class A, subordinate voting shares[1]	63,344	4,184
	EPAM Systems, Inc.[1]	21,455	4,036
	Seagate Technology Holdings PLC	35,575	3,674
	Intel Corp.	114,111	3,534
	Keyence Corp.	7,800	3,441
	Synopsys, Inc.[1]	5,182	3,084
	Arista Networks, Inc.[1]	7,827	2,743
	SAP SE	11,663	2,368
	GlobalWafers Co., Ltd.	126,000	2,084
	Constellation Software, Inc.	613	1,766
	Elastic NV, non-registered shares[1]	12,667	1,443
	Advantech Co., Ltd.	95,098	1,082
	Fujitsu, Ltd.	63,800	1,002
	Delta Electronics, Inc.	74,000	879
	International Business Machines Corp.	4,903	848
	Disco Corp.	2,100	805
	Wolfspeed, Inc.[1]	12,732	290

			429,643

Industrials 13.68%	General Electric Co.	173,170	27,529
	Airbus SE, non-registered shares	127,270	17,549
	BAE Systems PLC	834,872	13,940
	Carrier Global Corp.	216,587	13,662
	Safran SA	60,205	12,666
	Siemens AG	61,723	11,480
	Mitsui & Co., Ltd.	408,600	9,321
	Mitsui & Co., Ltd.	41,600	949
	RTX Corp.	101,266	10,166
	Recruit Holdings Co., Ltd.	182,750	9,835
	TransDigm Group, Inc.	7,556	9,654
	Melrose Industries PLC	1,375,832	9,608
	Eaton Corp. PLC	26,824	8,411
	Leonardo SpA	354,678	8,267
	Deere & Co.	19,834	7,411
	Ryanair Holdings PLC (ADR)	59,213	6,895
	Boeing Co.[1]	37,750	6,871
	Bureau Veritas SA	232,210	6,409
	Caterpillar, Inc.	17,240	5,743
	Techtronic Industries Co., Ltd.	476,500	5,441
	Compagnie de Saint-Gobain SA, non-registered shares	67,985	5,265
	Lockheed Martin Corp.	10,779	5,035
	L3Harris Technologies, Inc.	15,314	3,439
	RELX PLC	71,705	3,287

American Funds Insurance Series  44

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)

Industrials (continued)	Volvo AB, Class B	126,472	$3,244
	Deutsche Post AG	80,029	3,238
	Rolls-Royce Holdings PLC[1]	552,955	3,196
	Schneider Electric SE	11,854	2,828
	Daikin Industries, Ltd.	19,800	2,735
	International Consolidated Airlines Group SA (CDI)[1]	1,302,671	2,675
	Dayforce, Inc.[1]	49,127	2,437
	ITOCHU Corp.	46,800	2,296
	Weir Group PLC (The)	86,187	2,150
	Thales SA	12,370	1,988
	MTU Aero Engines AG	7,528	1,925
	United Rentals, Inc.	2,973	1,923
	Bunzl PLC	44,896	1,703
	CSX Corp.	45,377	1,518
	Rentokil Initial PLC	222,930	1,300
	GE Vernova, Inc.[1]	7,149	1,226
	SMC Corp.	2,500	1,194
	Kingspan Group PLC	12,412	1,052
	SS&C Technologies Holdings, Inc.	16,252	1,018
	Grupo Aeroportuario del Sureste, SAB de CV, Class B	26,165	788
	SECOM Co., Ltd.	10,900	646
	Astra International Tbk PT	2,146,900	583
	Ingersoll-Rand, Inc.	5,745	522
	Brenntag SE	1,098	74

			261,092

Health care 13.21%	Eli Lilly and Co.	39,780	36,016
	Novo Nordisk AS, Class B	234,352	33,479
	UnitedHealth Group, Inc.	56,514	28,780
	Abbott Laboratories	203,136	21,108
	Vertex Pharmaceuticals, Inc.[1]	44,260	20,746
	AstraZeneca PLC	96,049	14,974
	Stryker Corp.	31,998	10,887
	Gilead Sciences, Inc.	138,933	9,532
	Daiichi Sankyo Co., Ltd.	269,100	9,401
	Sanofi	89,875	8,639
	Molina Healthcare, Inc.[1]	22,717	6,754
	Takeda Pharmaceutical Co., Ltd.	256,800	6,661
	Novartis AG	60,188	6,448
	AbbVie, Inc.	33,290	5,710
	DexCom, Inc.[1]	40,592	4,602
	GE HealthCare Technologies, Inc.	57,427	4,475
	Thermo Fisher Scientific, Inc.	7,382	4,082
	Medtronic PLC	32,888	2,589
	Catalent, Inc.[1]	45,413	2,554
	EssilorLuxottica SA	11,405	2,447
	Zoetis, Inc., Class A	12,305	2,133
	Siemens Healthineers AG	35,861	2,066
	Coloplast AS, Class B	12,236	1,469
	Centene Corp.[1]	21,998	1,458
	Insulet Corp.[1]	6,786	1,369
	Lonza Group AG	2,155	1,171
	Eurofins Scientific SE, non-registered shares	19,671	978
	CVS Health Corp.	9,959	588
	Rede D’Or Sao Luiz SA	101,720	495
	agilon health, Inc.[1]	63,086	413

			252,024

45  American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)

Financials 11.02%	Zurich Insurance Group AG	30,524	$16,239
	ING Groep NV	744,643	12,759
	Chubb, Ltd.	43,365	11,062
	JPMorgan Chase & Co.	46,855	9,477
	Mastercard, Inc., Class A	20,655	9,112
	Blackstone, Inc.	73,130	9,054
	Banco Bilbao Vizcaya Argentaria, SA	818,024	8,161
	HSBC Holdings PLC (GBP denominated)	716,873	6,204
	HSBC Holdings PLC (HKD denominated)	138,400	1,212
	AIA Group, Ltd.	955,399	6,479
	AXA SA	179,365	5,906
	Axis Bank, Ltd.	379,876	5,756
	Arthur J. Gallagher & Co.	17,889	4,639
	KKR & Co., Inc.	43,223	4,549
	B3 SA - Brasil, Bolsa, Balcao	2,460,132	4,506
	HDFC Life Insurance Co., Ltd.	621,014	4,428
	HDFC Bank, Ltd.	178,714	3,610
	HDFC Bank, Ltd. (ADR)	8,872	571
	Aon PLC, Class A	13,554	3,979
	Capital One Financial Corp.	27,258	3,774
	Ping An Insurance (Group) Company of China, Ltd., Class H	781,000	3,551
	Ping An Insurance (Group) Company of China, Ltd., Class A	18,400	105
	NatWest Group PLC	930,361	3,649
	Blue Owl Capital, Inc., Class A	204,326	3,627
	Fairfax Financial Holdings, Ltd., subordinate voting shares	3,132	3,563
	Postal Savings Bank of China Co., Ltd., Class H	5,854,383	3,433
	American Express Co.	14,701	3,404
	Apollo Asset Management, Inc.	28,473	3,362
	Discover Financial Services	25,029	3,274
	Kotak Mahindra Bank, Ltd.	143,815	3,093
	BNP Paribas SA	44,512	2,852
	Visa, Inc., Class A	10,664	2,799
	Wells Fargo & Co.	45,216	2,685
	Great-West Lifeco, Inc.	91,872	2,680
	Bank Rakyat Indonesia (Persero) Tbk PT	8,751,700	2,442
	Münchener Rückversicherungs-Gesellschaft AG	4,875	2,438
	Israel Discount Bank, Ltd., Class A	454,371	2,266
	Bank Central Asia Tbk PT	3,681,200	2,221
	FinecoBank SpA	141,544	2,109
	Macquarie Group, Ltd.	15,393	2,100
	KB Financial Group, Inc.	33,776	1,915
	American International Group, Inc.	24,248	1,800
	National Bank of Canada	22,570	1,790
	China Merchants Bank Co., Ltd., Class H	234,403	1,065
	China Merchants Bank Co., Ltd., Class A	145,600	684
	Erste Group Bank AG	34,929	1,654
	XP, Inc., Class A	88,940	1,564
	Bank Mandiri (Persero) Tbk PT	3,925,900	1,466
	Power Corporation of Canada, subordinate voting shares[2]	52,719	1,465
	Marsh & McLennan Companies, Inc.	6,884	1,451
	CVC Capital Partners PLC[1]	67,541	1,239
	MSCI, Inc.	2,543	1,225
	Danske Bank AS	39,713	1,182
	Citigroup, Inc.	18,192	1,154
	Aegon, Ltd.	177,180	1,094
	Brookfield Asset Management, Ltd., Class A (CAD denominated)	26,298	1,001
	Goldman Sachs Group, Inc.	1,822	824
	Bajaj Finance, Ltd.	7,541	642
	Sberbank of Russia PJSC[3]	3,196,952	–	[4]

			210,345

American Funds Insurance Series  46

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Shares		Value (000)

Consumer discretionary 9.19%	Amazon.com, Inc.[1]	132,783		$25,660
	LVMH Moët Hennessy-Louis Vuitton SE	24,232		18,609
	Home Depot, Inc.	48,564		16,718
	Booking Holdings, Inc.	2,531		10,027
	Trip.com Group, Ltd. (ADR)[1]	206,249		9,694
	Industria de Diseño Textil, SA	189,252		9,352
	Restaurant Brands International, Inc.	69,860		4,916
	Restaurant Brands International, Inc. (CAD denominated)	38,571		2,718
	Flutter Entertainment PLC[1]	41,108		7,496
	Chipotle Mexican Grill, Inc.[1]	99,400		6,227
	Marriott International, Inc., Class A	25,570		6,182
	Compagnie Financière Richemont SA, Class A	38,574		6,020
	NEXT PLC	51,114		5,845
	Hyundai Motor Co.	23,980		5,114
	YUM! Brands, Inc.	31,906		4,226
	McDonald’s Corp.	16,292		4,152
	Shimano, Inc.[2]	17,400		2,696
	Evolution AB	24,917		2,597
	Stellantis NV	127,173		2,503
	MercadoLibre, Inc.[1]	1,521		2,500
	Tesla, Inc.[1]	12,442		2,462
	Royal Caribbean Cruises, Ltd.[1]	15,147		2,415
	Kering SA	5,944		2,161
	Moncler SpA	34,379		2,105
	Pan Pacific International Holdings Corp.	81,900		1,922
	adidas AG	7,091		1,692
	InterContinental Hotels Group PLC	15,358		1,610
	Sands China, Ltd.[1]	764,400		1,593
	General Motors Co.	31,512		1,464
	Aristocrat Leisure, Ltd.	36,438		1,205
	Las Vegas Sands Corp.	21,493		951
	Entain PLC	103,633		820
	Wynn Macau, Ltd.	834,000		684
	Ferrari NV (EUR denominated)	1,301		532
	Sony Group Corp.	6,200		527
	Dowlais Group PLC	–	[4]	–	[4]

				175,395

Communication services 6.68%	Alphabet, Inc., Class C	130,227		23,886
	Alphabet, Inc., Class A	72,880		13,275
	Meta Platforms, Inc., Class A	48,079		24,242
	Publicis Groupe SA	114,921		12,181
	Netflix, Inc.[1]	15,278		10,311
	NetEase, Inc.	311,500		5,947
	NetEase, Inc. (ADR)	13,425		1,283
	Universal Music Group NV	210,590		6,243
	Bharti Airtel, Ltd.	345,588		5,967
	Bharti Airtel, Ltd., interim shares	13,994		175
	Comcast Corp., Class A	136,481		5,345
	SoftBank Corp.	329,385		4,030
	Tencent Holdings, Ltd.	78,300		3,716
	Deutsche Telekom AG	144,036		3,623
	Singapore Telecommunications, Ltd.	1,438,100		2,909
	Take-Two Interactive Software, Inc.[1]	17,222		2,678
	Omnicom Group, Inc.	19,663		1,764

				127,575

47  American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)

Consumer staples 6.18%	Philip Morris International, Inc.	300,926	$30,493
	Nestlé SA	134,826	13,763
	Imperial Brands PLC	336,266	8,610
	Kroger Co.	157,324	7,855
	Bunge Global SA	51,036	5,449
	Ajinomoto Co., Inc.	153,000	5,385
	British American Tobacco PLC	140,809	4,329
	Keurig Dr Pepper, Inc.	127,136	4,246
	Kweichow Moutai Co., Ltd., Class A	19,600	3,953
	Danone SA	61,298	3,741
	Constellation Brands, Inc., Class A	13,364	3,438
	JBS SA1	533,566	3,080
	Sysco Corp.	42,308	3,020
	Ocado Group PLC[1]	817,690	2,990
	Treasury Wine Estates, Ltd.	343,961	2,852
	Arca Continental, SAB de CV	282,079	2,766
	ITC, Ltd.	541,438	2,747
	Seven & i Holdings Co., Ltd.	215,440	2,624
	Suntory Beverage & Food, Ltd.	56,700	2,013
	Kao Corp.[2]	32,400	1,317
	Costco Wholesale Corp.	1,243	1,057
	Mondelez International, Inc., Class A	14,878	974
	Dollar Tree Stores, Inc.[1]	5,329	569
	Altria Group, Inc.	11,175	509
	Wilmar International, Ltd.	35,100	80

			117,860

Materials 6.05%	Glencore PLC	2,849,371	16,247
	Freeport-McMoRan, Inc.	327,305	15,907
	Fortescue, Ltd.	792,950	11,328
	Air Products and Chemicals, Inc.	43,571	11,243
	Rio Tinto PLC	155,591	10,242
	Vale SA, ordinary nominative shares	583,989	6,500
	Vale SA (ADR), ordinary nominative shares	151,651	1,694
	Linde PLC	11,518	5,054
	First Quantum Minerals, Ltd.	380,583	4,999
	Anglo American PLC	141,821	4,461
	Ivanhoe Mines, Ltd., Class A1	303,878	3,921
	BHP Group, Ltd. (CDI)	104,402	2,990
	Air Liquide SA	10,153	1,748
	Air Liquide SA, bonus shares	7,036	1,211
	Heidelberg Materials AG, non-registered shares	28,282	2,931
	Smurfit Kappa Group PLC	65,438	2,909
	Shin-Etsu Chemical Co., Ltd.	58,100	2,260
	Albemarle Corp.	22,528	2,152
	Barrick Gold Corp. (CAD denominated)	109,694	1,830
	Akzo Nobel NV	21,947	1,334
	Lundin Mining Corp.	106,116	1,181
	Southern Copper Corp.	10,955	1,180
	Antofagasta PLC	39,354	1,044
	Evonik Industries AG	36,190	738
	Grupo México, SAB de CV, Series B	83,500	449

			115,553

Energy 5.01%	Canadian Natural Resources, Ltd. (CAD denominated)	609,316	21,704
	EOG Resources, Inc.	99,862	12,570
	TC Energy Corp. (CAD denominated)[2]	241,962	9,172
	Cameco Corp. (CAD denominated)	135,714	6,677
	Cameco Corp.	41,372	2,036
	Tourmaline Oil Corp.	132,146	5,994

American Funds Insurance Series  48

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)

Energy (continued)	Shell PLC (GBP denominated)	142,852	$5,134
	Cenovus Energy, Inc. (CAD denominated)	210,158	4,131
	Reliance Industries, Ltd.	95,763	3,585
	Exxon Mobil Corp.	29,493	3,395
	BP PLC	546,050	3,290
	TotalEnergies SE	48,330	3,221
	Suncor Energy, Inc.	73,457	2,800
	ConocoPhillips	23,851	2,728
	Baker Hughes Co., Class A	68,847	2,421
	Schlumberger NV	45,084	2,127
	Neste OYJ	94,722	1,680
	MEG Energy Corp.[1]	69,541	1,488
	Aker BP ASA	53,967	1,375
	Gazprom PJSC[1,3]	2,248,304	–	[4]

			95,528

Utilities 2.00%	Constellation Energy Corp.	31,259	6,260
	DTE Energy Co.	47,424	5,265
	E.ON SE	372,508	4,882
	Engie SA	307,828	4,384
	Iberdrola, SA, non-registered shares	232,420	3,015
	China Resources Gas Group, Ltd.	830,832	2,912
	Dominion Energy, Inc.	44,838	2,197
	Duke Energy Corp.	19,966	2,001
	FirstEnergy Corp.	49,207	1,883
	NextEra Energy, Inc.	18,050	1,278
	AES Corp.	72,359	1,271
	ENN Energy Holdings, Ltd.	129,042	1,063
	Public Service Enterprise Group, Inc.	13,054	962
	National Grid PLC	80,274	895

			38,268

Real estate 0.63%	VICI Properties, Inc. REIT	101,254	2,900
	Extra Space Storage, Inc. REIT	10,510	1,633
	Iron Mountain, Inc. REIT	16,890	1,514
	American Tower Corp. REIT	7,257	1,411
	Prologis, Inc. REIT	11,745	1,319
	Mitsui Fudosan Co., Ltd.	141,700	1,303
	Longfor Group Holdings, Ltd.	722,238	990
	China Resources Mixc Lifestyle Services, Ltd.	264,000	874

			11,944

	Total common stocks (cost: $1,174,470,000)		1,835,227

Preferred securities 0.07%

Consumer discretionary 0.05%	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	12,306	915

Health care 0.02%	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	59,790	369

	Total preferred securities (cost: $2,001,000)		1,284

49  American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Convertible stocks 0.11%		Shares	Value (000)

Materials 0.11%	Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	47,000	$2,193

	Total convertible stocks (cost: $2,355,000)		2,193

Bonds, notes & other debt instruments 0.13%		Principal amount (000)

Corporate bonds, notes & loans 0.13%

Health care 0.05%	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	USD1,100	1,033

Consumer discretionary 0.04%	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]	390	385
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[5]	151	160
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[5]	125	133

			678

Financials 0.03%	Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041)[6]	709	494

Energy 0.01%	TransCanada Pipelines, Ltd. 5.10% 3/15/2049	210	191

	Total corporate bonds, notes & loans		2,396

	Total bonds, notes & other debt instruments (cost: $2,546,000)		2,396

Short-term securities 3.74%		Shares

Money market investments 3.28%

	Capital Group Central Cash Fund 5.37%[7,8]	626,746	62,675

Money market investments purchased with collateral from securities on loan 0.46%

	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[7,9]	8,695,145	8,695

	Total short-term securities (cost: $71,369,000)		71,370

	Total investment securities 100.21% (cost: $1,252,741,000)		1,912,470
	Other assets less liabilities (0.21)%		(3,969)

	Net assets 100.00%		$1,908,501

Investments in affiliates[8]

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)

Short-term securities 3.28%
Money market investments 3.28%
Capital Group Central Cash Fund 5.37%[7]	$44,944	$134,258	$116,529	$(3)	$5	$62,675	$1,790

American Funds Insurance Series  50

Capital World Growth and Income Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $10,543,000, which represented .55% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $678,000, which represented .04% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]	Rate represents the seven-day yield at 6/30/2024.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

HKD = Hong Kong dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

51  American Funds Insurance Series

Growth-Income Fund
Investment portfolio June 30, 2024			unaudited

Common stocks 97.18%		Shares	Value (000)
Information technology 26.04%	Microsoft Corp.	6,573,221	$2,937,901
	Apple, Inc.	8,830,338	1,859,846
	Broadcom, Inc.	890,046	1,428,996
	NVIDIA Corp.	7,861,138	971,165
	Accenture PLC, Class A	1,847,898	560,671
	Texas Instruments, Inc.	2,314,995	450,336
	Salesforce, Inc.	1,705,072	438,374
	Intel Corp.	10,290,199	318,687
	Samsung Electronics Co., Ltd.	4,599,072	270,268
	Oracle Corp.	1,294,478	182,780
	Seagate Technology Holdings PLC	1,588,555	164,050
	Taiwan Semiconductor Manufacturing Co., Ltd.	4,102,000	122,000
	EPAM Systems, Inc.[1]	515,282	96,930
	Cognizant Technology Solutions Corp., Class A	1,376,004	93,568
	Analog Devices, Inc.	398,402	90,939
	Palo Alto Networks, Inc.[1]	260,884	88,442
	SK hynix, Inc.	449,089	76,161
	Applied Materials, Inc.	300,000	70,797
	ServiceNow, Inc.[1]	85,000	66,867
	QUALCOMM, Inc.	225,964	45,007
	Arista Networks, Inc.[1]	125,000	43,810
	Micron Technology, Inc.	312,085	41,049
	Adobe, Inc.[1]	43,879	24,377

			10,443,021

Industrials 14.13%	RTX Corp.	8,103,024	813,463
	General Electric Co.	4,485,249	713,020
	Boeing Co.[1]	2,877,649	523,761
	Automatic Data Processing, Inc.	1,695,401	404,675
	Carrier Global Corp.	5,347,121	337,296
	General Dynamics Corp.	1,160,968	336,843
	GFL Environmental, Inc., subordinate voting shares	7,977,235	310,554
	TFI International, Inc.	2,067,287	300,087
	Airbus SE, non-registered shares	1,921,964	265,011
	Honeywell International, Inc.	1,181,440	252,285
	TransDigm Group, Inc.	181,773	232,235
	United Rentals, Inc.	326,897	211,414
	Ingersoll-Rand, Inc.	2,103,958	191,124
	Woodward, Inc.	911,690	158,981
	XPO, Inc.[1]	1,216,922	129,176
	Paychex, Inc.	1,059,135	125,571
	L3Harris Technologies, Inc.	381,989	85,787
	APi Group Corp.[1]	1,599,578	60,192
	CSX Corp.	1,702,773	56,958
	Union Pacific Corp.	250,000	56,565
	Delta Air Lines, Inc.	900,000	42,696
	TELUS International (Cda), Inc., subordinate voting shares[1,2]	5,158,625	29,817
	GE Vernova, Inc.[1]	162,500	27,870

			5,665,381

Health care 13.53%	UnitedHealth Group, Inc.	2,278,818	1,160,511
	Eli Lilly and Co.	763,290	691,068
	AbbVie, Inc.	3,366,224	577,375
	Vertex Pharmaceuticals, Inc.[1]	797,380	373,748
	Thermo Fisher Scientific, Inc.	655,353	362,410
	GE HealthCare Technologies, Inc.	4,503,797	350,936
	Abbott Laboratories	2,886,063	299,891
	Danaher Corp.	896,225	223,922
	Revvity, Inc.	1,988,505	208,515
	IQVIA Holdings, Inc.[1]	659,338	139,410

American Funds Insurance Series  52

Growth-Income Fund (continued)

Common stocks (continued)		Shares	Value (000)

Health care (continued)	Sanofi	1,245,837	$119,751
	Cencora, Inc.	446,557	100,609
	CVS Health Corp.	1,696,989	100,224
	Novo Nordisk AS, Class B	663,888	94,840
	Johnson & Johnson	505,000	73,811
	DexCom, Inc.[1]	647,230	73,383
	Gilead Sciences, Inc.	1,021,474	70,083
	Takeda Pharmaceutical Co., Ltd.	2,667,554	69,193
	Regeneron Pharmaceuticals, Inc.[1]	58,996	62,007
	Stryker Corp.	170,434	57,990
	Insulet Corp.[1]	239,321	48,295
	Bristol-Myers Squibb Co.	1,150,000	47,759
	Amgen, Inc.	151,000	47,180
	Intuitive Surgical, Inc.[1]	87,269	38,822
	Medtronic PLC	462,434	36,398

			5,428,131

Communication services 10.47%	Meta Platforms, Inc., Class A	3,777,491	1,904,687
	Alphabet, Inc., Class C	5,082,000	932,140
	Alphabet, Inc., Class A	5,032,544	916,678
	Netflix, Inc.[1]	535,531	361,419
	Comcast Corp., Class A	2,098,931	82,194

			4,197,118

Consumer discretionary 9.71%	Amazon.com, Inc.[1]	8,582,508	1,658,570
	Wyndham Hotels & Resorts, Inc.[3]	5,233,154	387,253
	Restaurant Brands International, Inc.	3,718,191	261,649
	Royal Caribbean Cruises, Ltd.[1]	1,510,459	240,812
	Tesla, Inc.[1]	1,104,141	218,487
	Home Depot, Inc.	582,781	200,617
	InterContinental Hotels Group PLC	1,396,700	146,434
	Churchill Downs, Inc.	939,327	131,130
	Tapestry, Inc.	2,982,230	127,610
	Hasbro, Inc.	1,788,473	104,626
	Sony Group Corp.	1,045,100	88,804
	McDonald’s Corp.	299,478	76,319
	YUM! Brands, Inc.	350,000	46,361
	TJX Companies, Inc.	328,670	36,187
	LVMH Moët Hennessy-Louis Vuitton SE	44,522	34,191
	Hilton Worldwide Holdings, Inc.	151,393	33,034
	DoorDash, Inc., Class A1	266,642	29,005
	Tractor Supply Co.	99,068	26,748
	Entain PLC	3,054,537	24,183
	General Motors Co.	504,165	23,423

			3,895,443

Financials 9.67%	Mastercard, Inc., Class A	1,208,007	532,924
	JPMorgan Chase & Co.	2,630,136	531,971
	Fidelity National Information Services, Inc.	6,795,448	512,105
	S&P Global, Inc.	706,397	315,053
	BlackRock, Inc.	356,179	280,427
	Capital One Financial Corp.	1,869,673	258,856
	Berkshire Hathaway, Inc., Class B1	540,000	219,672
	Marsh & McLennan Companies, Inc.	878,016	185,016
	Visa, Inc., Class A	652,149	171,170
	Power Corporation of Canada, subordinate voting shares[2]	4,060,000	112,833
	Chubb, Ltd.	435,647	111,125
	B3 SA - Brasil, Bolsa, Balcao	56,528,755	103,550
	PNC Financial Services Group, Inc.	520,903	80,990

53  American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)		Shares	Value (000)

Financials (continued)	First Citizens BancShares, Inc., Class A	46,090	$77,598
	Wells Fargo & Co.	1,300,000	77,207
	Morgan Stanley	750,000	72,892
	Arthur J. Gallagher & Co.	220,000	57,048
	State Street Corp.	760,000	56,240
	American International Group, Inc.	704,000	52,265
	American Express Co.	175,780	40,702
	CME Group, Inc., Class A	152,718	30,024

			3,879,668

Consumer staples 3.45%	British American Tobacco PLC	15,047,095	462,550
	General Mills, Inc.	2,690,394	170,194
	Philip Morris International, Inc.	1,608,349	162,974
	Constellation Brands, Inc., Class A	607,364	156,263
	Mondelez International, Inc., Class A	2,236,033	146,326
	Church & Dwight Co., Inc.	1,177,008	122,032
	Imperial Brands PLC	4,190,585	107,295
	Keurig Dr Pepper, Inc.	1,019,386	34,047
	Kraft Heinz Co. (The)	694,940	22,391
	Monster Beverage Corp.[1]	17,894	894

			1,384,966

Energy 3.02%	Baker Hughes Co., Class A	9,934,219	349,386
	Canadian Natural Resources, Ltd. (CAD denominated)	8,858,000	315,522
	Exxon Mobil Corp.	1,841,478	211,991
	EOG Resources, Inc.	1,118,566	140,794
	Chevron Corp.	535,000	83,685
	TC Energy Corp.	1,629,755	61,768
	ConocoPhillips	434,738	49,725

			1,212,871

Materials 3.02%	Air Products and Chemicals, Inc.	1,615,736	416,941
	Freeport-McMoRan, Inc.	3,982,222	193,536
	Linde PLC	422,331	185,323
	Celanese Corp.	1,186,264	160,015
	Eastman Chemical Co.	1,613,268	158,052
	LyondellBasell Industries NV	579,974	55,480
	Albemarle Corp.	431,100	41,179

			1,210,526

Utilities 2.32%	PG&E Corp.	18,016,861	314,575
	CenterPoint Energy, Inc.	5,843,418	181,029
	Edison International	1,380,480	99,132
	DTE Energy Co.	866,518	96,192
	Entergy Corp.	838,520	89,722
	Sempra	800,000	60,848
	Constellation Energy Corp.	250,468	50,161
	NextEra Energy, Inc.	564,975	40,006

			931,665

American Funds Insurance Series  54

Growth-Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Real estate 1.82%	VICI Properties, Inc. REIT	9,162,577	$262,416
	Equinix, Inc. REIT	338,856	256,379
	American Tower Corp. REIT	620,421	120,597
	Welltower, Inc. REIT	570,000	59,423
	Prologis, Inc. REIT	275,887	30,985

			729,800

	Total common stocks (cost: $23,669,490,000)		38,978,590

Bonds, notes & other debt instruments 0.01%		Principal amount (000)

Corporate bonds, notes & loans 0.01%
Industrials 0.01%	Boeing Co. 4.875% 5/1/2025	USD4,706	4,657

Consumer discretionary 0.00%	General Motors Financial Co., Inc. 4.30% 7/13/2025	160	158
	General Motors Financial Co., Inc. 5.25% 3/1/2026	827	823

			981

	Total corporate bonds, notes & loans		5,638

	Total bonds, notes & other debt instruments (cost: $5,645,000)		5,638

Short-term securities 2.80%		Shares

Money market investments 2.53%
	Capital Group Central Cash Fund 5.37%[3,4]	10,132,744	1,013,274

Money market investments purchased with collateral from securities on loan 0.27%

	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[4,5]	61,453,772	61,454
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[4,5]	46,397,862	46,398

			107,852

	Total short-term securities (cost: $1,121,116,000)		1,121,126

	Total investment securities 99.99% (cost: $24,796,251,000)		40,105,354
	Other assets less liabilities 0.01%		2,266

	Net assets 100.00%		$40,107,620

55  American Funds Insurance Series

Growth-Income Fund (continued)

Investments in affiliates[3]

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)

Common stocks 0.96%
Consumer discretionary 0.96%
Wyndham Hotels & Resorts, Inc.	$106,302	$282,386	$–	$–	$(1,435)	$387,253	$1,670

Short-term securities 2.53%
Money market investments 2.53%
Capital Group Central Cash Fund 5.37%[4]	1,430,798	5,734,011	6,151,892	509	(152)	1,013,274	31,439

Total 3.49%				$509	$(1,587)	$1,400,527	$33,109

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $114,087,000, which represented .28% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Rate represents the seven-day yield at 6/30/2024.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)

CAD = Canadian dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series  56

International Growth and Income Fund
Investment portfolio June 30, 2024	unaudited

Common stocks 93.66%		Shares	Value (000)
Financials 18.53%	AXA SA	138,710	$4,567
	Zurich Insurance Group AG	6,511	3,464
	Tokio Marine Holdings, Inc.	77,000	2,890
	Resona Holdings, Inc.	382,200	2,538
	HSBC Holdings PLC (GBP denominated)	231,078	2,000
	HSBC Holdings PLC (HKD denominated)	55,200	483
	KB Financial Group, Inc.	41,786	2,369
	UniCredit SpA	60,402	2,251
	Ping An Insurance (Group) Company of China, Ltd., Class H	465,000	2,114
	Edenred SA	49,577	2,092
	Hiscox, Ltd.	143,056	2,078
	Tryg A/S	93,921	2,052
	Banco Bilbao Vizcaya Argentaria, SA	199,520	1,991
	Société Générale	79,587	1,858
	Deutsche Bank AG	114,032	1,819
	Hana Financial Group, Inc.	40,716	1,785
	AIA Group, Ltd.	258,800	1,755
	Skandinaviska Enskilda Banken AB, Class A	111,021	1,645
	NatWest Group PLC	395,137	1,550
	Euronext NV	16,511	1,524
	CaixaBank, SA, non-registered shares	217,373	1,150
	HDFC Bank, Ltd.	53,386	1,078
	Grupo Financiero Banorte, SAB de CV, Series O	137,554	1,072
	Bank Hapoalim BM	111,973	989
	London Stock Exchange Group PLC	7,674	910
	DBS Group Holdings, Ltd.	34,284	903
	Royal Bank of Canada	8,284	882
	Aon PLC, Class A	2,812	826
	Kotak Mahindra Bank, Ltd.	37,209	800
	Prudential PLC	87,009	789
	DNB Bank ASA	37,900	744
	3i Group PLC	16,295	628
	CVC Capital Partners PLC[1]	34,088	626
	Dai-ichi Life Holdings, Inc.	20,400	548
	Mediobanca SpA	35,646	525
	United Overseas Bank, Ltd.	21,100	487
	Mizuho Financial Group, Inc.	22,900	480
	ICICI Bank, Ltd. (ADR)	16,655	480
	Brookfield Corp., Class A (CAD denominated)	11,454	476
	XP, Inc., Class A	26,563	467
	Macquarie Group, Ltd.	3,325	454
	Canara Bank	311,140	445
	Intesa Sanpaolo SpA	112,002	418
	Hong Kong Exchanges and Clearing, Ltd.	12,400	395
	Discovery, Ltd.	49,301	365
	Bank Mandiri (Persero) Tbk PT	862,900	322
	Hang Seng Bank, Ltd.	24,000	307
	Banco Santander, SA	52,177	242
	Banca Generali SpA	5,885	236
	ABN AMRO Bank NV	11,559	189
	AU Small Finance Bank, Ltd.	12,289	99
	Moscow Exchange MICEX-RTS PJSC[2]	346,177	–	[3]
	Sberbank of Russia PJSC[2]	476,388	–	[3]

			61,157

Information technology 14.93%	Taiwan Semiconductor Manufacturing Co., Ltd.	448,000	13,324
	ASML Holding NV	8,235	8,496
	MediaTek, Inc.	149,000	6,370
	Broadcom, Inc.	2,985	4,793
	Samsung Electronics Co., Ltd.	59,498	3,496
	SAP SE	11,089	2,251

57  American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Information technology (continued)	Tokyo Electron, Ltd.	9,000	$1,976
	Sage Group PLC (The)	102,323	1,404
	Capgemini SE	6,700	1,327
	Keyence Corp.	2,600	1,147
	ASM International NV	1,504	1,146
	E Ink Holdings, Inc.	115,000	897
	ASMPT, Ltd.	42,000	585
	Halma PLC	15,200	518
	Fujitsu, Ltd.	31,900	501
	NEC Corp.	5,500	450
	eMemory Technology, Inc.	3,000	236
	Tata Consultancy Services, Ltd.	4,166	194
	Nomura Research Institute, Ltd.	5,300	150

			49,261

Industrials 13.71%	Airbus SE, non-registered shares	40,597	5,598
	BAE Systems PLC	324,254	5,414
	ABB, Ltd.	55,843	3,091
	Ryanair Holdings PLC (ADR)	19,350	2,253
	RELX PLC	40,271	1,846
	Rheinmetall AG, non-registered shares	3,627	1,845
	SMC Corp.	3,100	1,480
	Safran SA	6,989	1,470
	Mitsui & Co., Ltd.	61,800	1,410
	Thales SA	8,242	1,324
	TFI International, Inc.	4,873	707
	TFI International, Inc. (CAD denominated)	3,952	574
	Alliance Global Group, Inc.	7,668,600	1,132
	Diploma PLC	20,936	1,092
	Siemens AG	5,713	1,063
	CCR SA, ordinary nominative shares	492,117	1,025
	Copa Holdings, SA, Class A	10,465	996
	Epiroc AB, Class B	31,801	580
	Epiroc AB, Class A	19,194	383
	ITOCHU Corp.	19,000	932
	Pluxee NV1	33,005	926
	Canadian National Railway Co. (CAD denominated)	7,065	835
	ASSA ABLOY AB, Class B	29,355	832
	Hitachi, Ltd.	34,000	767
	Caterpillar, Inc.	2,189	729
	Fluidra, SA, non-registered shares	33,272	691
	SITC International Holdings Co., Ltd.	253,659	687
	Volvo AB, Class B	23,941	614
	Bunzl PLC	15,283	580
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	31,389	491
	Komatsu, Ltd.	14,200	413
	Deutsche Post AG	9,883	400
	Techtronic Industries Co., Ltd.	33,592	384
	Contemporary Amperex Technology Co., Ltd., Class A	14,400	356
	Adecco Group AG	10,196	339
	Melrose Industries PLC	45,326	317
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	45,700	293
	Daikin Industries, Ltd.	1,900	263
	Wizz Air Holdings PLC[1]	9,176	260
	International Container Terminal Services, Inc.	40,750	243
	VAT Group AG	324	182
	Shenzhen Inovance Technology Co., Ltd., Class A	22,400	158

American Funds Insurance Series  58

International Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials (continued)	DSV A/S	887	$136
	Aalberts NV, non-registered shares	2,901	118
	LIXIL Corp.	700	7

			45,236

Consumer discretionary 9.99%	Renault SA	73,265	3,737
	Industria de Diseño Textil, SA	73,940	3,654
	LVMH Moët Hennessy-Louis Vuitton SE	3,178	2,441
	Trip.com Group, Ltd. (ADR)[1]	39,070	1,836
	Trip.com Group, Ltd.[1]	9,750	462
	Evolution AB	19,770	2,060
	InterContinental Hotels Group PLC	18,156	1,904
	MGM China Holdings, Ltd.	1,128,400	1,756
	Prosus NV, Class N	40,579	1,437
	Restaurant Brands International, Inc. (CAD denominated)	19,418	1,368
	Midea Group Co., Ltd., Class A	153,300	1,361
	Stellantis NV	55,477	1,091
	B&M European Value Retail SA	191,615	1,060
	Wynn Macau, Ltd.	1,149,600	943
	Suzuki Motor Corp.	78,000	903
	Hyundai Motor Co.	4,112	877
	H World Group, Ltd. (ADR)	23,966	799
	Bajaj Auto, Ltd.	6,556	746
	Galaxy Entertainment Group, Ltd.	130,361	607
	Paltac Corp.	21,000	571
	D’Ieteren Group	2,554	540
	Amadeus IT Group SA, Class A, non-registered shares	6,960	463
	Nitori Holdings Co., Ltd.	4,300	455
	Entain PLC	46,518	368
	Dixon Technologies (India), Ltd.	2,332	333
	Sands China, Ltd.[1]	117,572	245
	China Tourism Group Duty Free Corp., Ltd., Class A	18,300	157
	China Tourism Group Duty Free Corp., Ltd., Class H4	14,300	87
	Compagnie Financière Richemont SA, Class A	1,499	234
	Maruti Suzuki India, Ltd.	1,334	192
	Vedant Fashions, Ltd.[1]	13,629	171
	Kering SA	352	128

			32,986

Health care 8.68%	Novo Nordisk AS, Class B	78,488	11,212
	AstraZeneca PLC	54,092	8,433
	Sanofi	35,982	3,459
	EssilorLuxottica SA	9,832	2,109
	Bayer AG	32,527	920
	HOYA Corp.	4,800	562
	Grifols, SA, Class B (ADR)[1]	86,548	546
	Genus PLC	19,907	416
	Siemens Healthineers AG	6,899	397
	Roche Holding AG, nonvoting non-registered shares	671	186
	BeiGene, Ltd. (ADR)[1]	1,113	159
	Hypera SA, ordinary nominative shares	27,159	139
	Max Healthcare Institute, Ltd.	9,259	104
	Euroapi SA1,4	1,412	4

			28,646

Consumer staples 8.23%	British American Tobacco PLC	122,877	3,777
	Philip Morris International, Inc.	32,074	3,250
	Nestlé SA	26,134	2,668
	Carlsberg A/S, Class B	18,766	2,246

59  American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)	Imperial Brands PLC	74,106	$1,897
	Arca Continental, SAB de CV	171,771	1,684
	KT&G Corp.	22,515	1,440
	Anheuser-Busch InBev SA/NV	21,630	1,250
	Tsingtao Brewery Co., Ltd., Class H	179,738	1,198
	Carrefour SA, non-registered shares	78,343	1,107
	Pernod Ricard SA	8,078	1,099
	ITC, Ltd.	164,549	835
	L’Oréal SA, non-registered shares	1,830	805
	Kweichow Moutai Co., Ltd., Class A	3,690	744
	Asahi Group Holdings, Ltd.[4]	20,300	717
	Ocado Group PLC[1]	161,370	590
	Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	328,401	568
	Danone SA	7,212	440
	Uni-Charm Corp.	10,000	320
	Yamazaki Baking Co., Ltd.	14,400	296
	United Spirits, Ltd.	14,813	227

			27,158

Communication services 6.68%	Koninklijke KPN NV	1,146,738	4,395
	Publicis Groupe SA	40,982	4,344
	Tencent Holdings, Ltd.	66,200	3,142
	Telefónica, SA, non-registered shares	387,885	1,643
	América Móvil, SAB de CV, Class B (ADR)	88,684	1,508
	BT Group PLC	648,421	1,151
	Universal Music Group NV	33,264	986
	MTN Group, Ltd.	183,621	852
	KANZHUN, Ltd., Class A (ADR)	39,661	746
	HYBE Co., Ltd.	4,081	601
	Vodafone Group PLC	622,480	548
	Indus Towers, Ltd.[1]	107,317	483
	Deutsche Telekom AG	17,672	445
	Nippon Television Holdings, Inc.	30,000	434
	Nintendo Co., Ltd.	5,900	315
	NetEase, Inc.	14,000	267
	Singapore Telecommunications, Ltd.	93,300	189

			22,049

Energy 4.73%	TotalEnergies SE	100,699	6,711
	BP PLC	343,327	2,069
	Cameco Corp. (CAD denominated)	36,331	1,787
	Canadian Natural Resources, Ltd. (CAD denominated)	49,128	1,750
	TC Energy Corp. (CAD denominated)	27,477	1,042
	Gaztransport & Technigaz SA	4,499	586
	Schlumberger NV	11,717	553
	Aker BP ASA	17,760	453
	Tourmaline Oil Corp.	7,638	346
	Cenovus Energy, Inc. (CAD denominated)	9,026	177
	Cenovus Energy, Inc.	7,706	152
	Sovcomflot PAO[2]	356,717	–	[3]
	Gazprom PJSC[1,2]	671,150	–	[3]
	LUKOIL Oil Co. PJSC[2]	9,706	–	[3]

			15,626

Materials 4.69%	Linde PLC	4,258	1,868
	Glencore PLC	304,423	1,736
	Vale SA, ordinary nominative shares	87,487	974
	Vale SA (ADR), ordinary nominative shares	50,572	565
	Newmont Corp.	32,906	1,378

American Funds Insurance Series  60

International Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Materials (continued)	Rio Tinto PLC	19,684	$1,296
	Barrick Gold Corp.	57,997	967
	Air Liquide SA	5,188	893
	Fortescue, Ltd.	56,612	809
	Nutrien, Ltd. (CAD denominated)	15,631	796
	Holcim, Ltd.	8,452	750
	Freeport-McMoRan, Inc.	13,272	645
	Grupo México, SAB de CV, Series B	94,371	508
	Sika AG	1,728	492
	First Quantum Minerals, Ltd.	30,289	398
	Givaudan SA	72	341
	Franco-Nevada Corp.	2,845	337
	Shin-Etsu Chemical Co., Ltd.	8,500	330
	Anhui Conch Cement Co., Ltd., Class H	75,000	178
	Fresnillo PLC	23,302	166
	Asahi Kasei Corp.	10,100	65
	Alrosa PJSC[2]	53,607	–	[3]

			15,492

Utilities 1.95%	Engie SA	156,038	2,223
	SSE PLC	54,244	1,223
	Brookfield Infrastructure Partners, LP	35,300	970
	Iberdrola, SA, non-registered shares	67,138	871
	Veolia Environnement SA	17,566	527
	ENN Energy Holdings, Ltd.	38,759	319
	National Grid PLC	25,946	289

			6,422

Real estate 1.54%	CK Asset Holdings, Ltd.	393,500	1,473
	Mitsubishi Estate Co., Ltd.	65,100	1,026
	Prologis Property Mexico, SA de CV, REIT	257,827	842
	Embassy Office Parks REIT	154,717	658
	Link REIT	127,868	497
	Longfor Group Holdings, Ltd.	359,742	493
	Macrotech Developers, Ltd.	5,414	97

			5,086

	Total common stocks (cost: $250,671,000)		309,119

Preferred securities 0.13%
Materials 0.07%	Gerdau SA, preferred nominative shares	75,098	247

Information technology 0.06%	Samsung Electronics Co., Ltd., nonvoting preferred shares	4,070	187

	Total preferred securities (cost: $503,000)		434

61  American Funds Insurance Series

International Growth and Income Fund (continued)

Short-term securities 5.91%	Shares	Value (000)

Money market investments 5.91%
Capital Group Central Cash Fund 5.37%[5,6]	195,197	$19,520

Total short-term securities (cost: $19,517,000)		19,520

Total investment securities 99.70% (cost: $270,691,000)		329,073
Other assets less liabilities 0.30%		978

Net assets 100.00%		$330,051

Investments in affiliates[6]

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)		Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)

Short-term securities 5.91%
Money market investments 5.91%
Capital Group Central Cash Fund 5.37%[5]	$10,070	$35,411	$25,962	$–	[3]	$1	$19,520	$385

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]

All or a portion of this security was on loan. The total value of all such securities was $715,000, which represented .22% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[5]	Rate represents the seven-day yield at 6/30/2024.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

GBP = British pounds

HKD = Hong Kong dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

American Funds Insurance Series  62

Capital Income Builder

Investment portfolio June 30, 2024	unaudited

Common stocks 78.04%		Shares	Value (000)

Financials 12.98%	JPMorgan Chase & Co.	86,767	$17,549
	Zurich Insurance Group AG	25,555	13,596
	Morgan Stanley	100,945	9,811
	BlackRock, Inc.	11,956	9,413
	CME Group, Inc., Class A	41,646	8,188
	Münchener Rückversicherungs-Gesellschaft AG	15,062	7,531
	DBS Group Holdings, Ltd.	274,816	7,242
	ING Groep NV	418,792	7,176
	PNC Financial Services Group, Inc.	34,083	5,299
	Power Corporation of Canada, subordinate voting shares[1]	165,641	4,603
	Intact Financial Corp.	26,141	4,357
	Kaspi.kz JSC (GDR)[2]	21,756	2,807
	Kaspi.kz JSC (ADR)	9,355	1,207
	AIA Group, Ltd.	523,553	3,550
	Wells Fargo & Co.	58,806	3,492
	American International Group, Inc.	46,102	3,423
	B3 SA - Brasil, Bolsa, Balcao	1,785,756	3,271
	Citizens Financial Group, Inc.	85,401	3,077
	Apollo Asset Management, Inc.	25,493	3,010
	Truist Financial Corp.	72,170	2,804
	Hana Financial Group, Inc.	62,338	2,733
	Swedbank AB, Class A	118,149	2,438
	360 ONE WAM, Ltd.	203,766	2,382
	Great-West Lifeco, Inc.	76,851	2,242
	Blackstone, Inc.	17,696	2,191
	East West Bancorp, Inc.	29,849	2,186
	Bank Central Asia Tbk PT	3,326,500	2,007
	Toronto-Dominion Bank (The) (CAD denominated)	36,395	2,001
	Principal Financial Group, Inc.	23,609	1,852
	3i Group PLC	41,828	1,613
	NatWest Group PLC	407,223	1,597
	EFG International AG	107,876	1,587
	BNP Paribas SA	24,071	1,542
	Skandinaviska Enskilda Banken AB, Class A	98,973	1,466
	UniCredit SpA	37,589	1,401
	Banco Bilbao Vizcaya Argentaria, SA	139,712	1,394
	Webster Financial Corp.	31,946	1,393
	State Street Corp.	18,578	1,375
	TPG, Inc., Class A	30,962	1,283
	KBC Groep NV	17,609	1,242
	Western Union Co.	93,040	1,137
	National Bank of Canada	13,863	1,100
	Banco Santander, SA	230,887	1,070
	Bank Mandiri (Persero) Tbk PT	2,858,800	1,068
	Hong Kong Exchanges and Clearing, Ltd.	33,200	1,058
	Euronext NV	10,922	1,008
	United Overseas Bank, Ltd.	37,700	871
	DNB Bank ASA	43,603	856
	Patria Investments, Ltd., Class A	63,717	768
	China Pacific Insurance (Group) Co., Ltd., Class H	277,950	678
	Tokio Marine Holdings, Inc.	17,500	657
	Vontobel Holding AG	10,823	648
	Fukuoka Financial Group, Inc.	19,200	515
	Houlihan Lokey, Inc., Class A	3,658	493
	Bank of Montreal	4,550	382
	Resona Holdings, Inc.	35,400	235
	Deutsche Bank AG	9,889	158
	Moscow Exchange MICEX-RTS PJSC[3]	875,002	–	[4]
	Sberbank of Russia PJSC[3]	204,176	–	[4]

			170,033

63  American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)

Information technology 11.61%	Broadcom, Inc.	35,027	$56,237
	Microsoft Corp.	67,439	30,142
	Taiwan Semiconductor Manufacturing Co., Ltd.	659,800	19,623
	Texas Instruments, Inc.	53,452	10,398
	KLA Corp.	7,281	6,003
	Seagate Technology Holdings PLC	55,323	5,713
	Samsung Electronics Co., Ltd.	74,874	4,400
	SAP SE	18,492	3,755
	Analog Devices, Inc.	15,346	3,503
	Accenture PLC, Class A	10,703	3,247
	TDK Corp.	42,200	2,579
	Tokyo Electron, Ltd.	8,700	1,911
	GlobalWafers Co., Ltd.	92,938	1,537
	HCL Technologies, Ltd.	82,600	1,441
	Intel Corp.	29,886	926
	Capgemini SE	2,349	465
	BE Semiconductor Industries NV	1,523	254

			152,134

Health care 9.86%	AbbVie, Inc.	172,276	29,549
	Abbott Laboratories	150,609	15,650
	AstraZeneca PLC	93,359	14,554
	Amgen, Inc.	43,722	13,661
	Gilead Sciences, Inc.	198,811	13,640
	Sanofi	82,690	7,948
	Medtronic PLC	76,952	6,057
	Bristol-Myers Squibb Co.	99,925	4,150
	UnitedHealth Group, Inc.	8,005	4,077
	Merck & Co., Inc.	29,723	3,680
	Roche Holding AG, nonvoting non-registered shares	12,267	3,404
	CVS Health Corp.	57,311	3,385
	Novartis AG	20,454	2,191
	GSK PLC	104,736	2,019
	EssilorLuxottica SA	8,529	1,830
	Takeda Pharmaceutical Co., Ltd.	60,125	1,559
	EBOS Group, Ltd.	65,279	1,281
	Pfizer, Inc.	18,765	525

			129,160

Industrials 9.11%	RTX Corp.	236,467	23,739
	Siemens AG	44,233	8,227
	BAE Systems PLC	410,089	6,847
	Union Pacific Corp.	28,014	6,338
	Volvo AB, Class B	232,382	5,961
	Deutsche Post AG	133,097	5,385
	FedEx Corp.	17,608	5,280
	Honeywell International, Inc.	24,572	5,247
	RELX PLC	113,100	5,185
	Mitsubishi Corp.	237,481	4,671
	Paychex, Inc.	37,913	4,495
	SGS SA	44,778	3,984
	Carrier Global Corp.	62,055	3,914
	Marubeni Corp.	199,500	3,727
	Singapore Technologies Engineering, Ltd.	1,018,100	3,251
	Broadridge Financial Solutions, Inc.	15,016	2,958
	Canadian National Railway Co. (CAD denominated)	23,492	2,776
	Automatic Data Processing, Inc.	10,954	2,615
	Trinity Industries, Inc.	78,562	2,351
	Trelleborg AB, Class B	41,358	1,602
	ITOCHU Corp.	30,300	1,487

American Funds Insurance Series  64

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)
Industrials (continued)	Schneider Electric SE	6,137	$1,464
	Bureau Veritas SA	50,133	1,384
	Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	47,027	1,328
	Northrop Grumman Corp.	2,555	1,114
	Waste Management, Inc.	4,833	1,031
	General Dynamics Corp.	2,797	812
	Sulzer AG	5,049	698
	Illinois Tool Works, Inc.	2,886	684
	Airbus SE, non-registered shares	3,930	542
	Epiroc AB, Class B	12,727	232
	UL Solutions, Inc., Class A	1,100	46

			119,375

Consumer staples 8.72%	Philip Morris International, Inc.	307,980	31,208
	British American Tobacco PLC	361,768	11,121
	British American Tobacco PLC (ADR)	65,265	2,018
	Mondelez International, Inc., Class A	136,791	8,952
	Nestlé SA	73,098	7,462
	Imperial Brands PLC	231,107	5,917
	General Mills, Inc.	85,961	5,438
	PepsiCo, Inc.	29,747	4,906
	Dollar General Corp.	34,248	4,529
	ITC, Ltd.	817,623	4,149
	Procter & Gamble Co.	19,722	3,253
	Altria Group, Inc.	70,341	3,204
	Carlsberg A/S, Class B	23,465	2,808
	Danone SA	43,223	2,638
	Kimberly-Clark Corp.	18,542	2,562
	Sysco Corp.	29,707	2,121
	Diageo PLC	61,994	1,950
	Asahi Group Holdings, Ltd.[1]	53,600	1,893
	Seven & i Holdings Co., Ltd.	122,700	1,494
	Kao Corp.[1]	36,200	1,471
	WH Group, Ltd.	2,047,500	1,347
	Molson Coors Beverage Co., Class B, restricted voting shares	21,854	1,111
	Anheuser-Busch InBev SA/NV	14,423	833
	Pernod Ricard SA	6,104	831
	Kenvue, Inc.	29,864	543
	Scandinavian Tobacco Group A/S	24,914	352
	Vector Group, Ltd.	7,500	79

			114,190

Energy 6.26%	Canadian Natural Resources, Ltd. (CAD denominated)	397,400	14,155
	Exxon Mobil Corp.	104,989	12,086
	TC Energy Corp. (CAD denominated)[1]	286,565	10,863
	Shell PLC (GBP denominated)	270,995	9,739
	Shell PLC (ADR)	9,377	677
	EOG Resources, Inc.	69,270	8,719
	BP PLC	1,055,455	6,360
	TotalEnergies SE	77,762	5,183
	ConocoPhillips	34,075	3,897
	Chevron Corp.	19,728	3,086
	Equitrans Midstream Corp.	202,127	2,624
	Cenovus Energy, Inc.	64,079	1,260
	Cenovus Energy, Inc. (CAD denominated)	33,067	650
	DT Midstream, Inc.	15,549	1,104

65  American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)
Energy (continued)	Neste OYJ	44,705	$793
	Schlumberger NV	16,544	780
	Gazprom PJSC[3,5]	880,428	–	[4]

			81,976

Utilities 6.08%	SSE PLC	345,541	7,794
	Engie SA	523,498	7,456
	E.ON SE	499,028	6,540
	Dominion Energy, Inc.	129,918	6,366
	Iberdrola, SA, non-registered shares	484,339	6,283
	Edison International	81,700	5,867
	DTE Energy Co.	52,323	5,808
	Duke Energy Corp.	51,699	5,182
	Pinnacle West Capital Corp.	58,175	4,443
	Sempra	56,345	4,286
	Southern Co. (The)	53,023	4,113
	CenterPoint Energy, Inc.	127,057	3,936
	AES Corp.	179,235	3,149
	Entergy Corp.	25,916	2,773
	National Grid PLC	242,338	2,702
	SembCorp Industries, Ltd.	254,500	900
	ENN Energy Holdings, Ltd.	99,100	816
	Power Grid Corporation of India, Ltd.	172,853	682
	Power Assets Holdings, Ltd.	117,500	633

			79,729

Consumer discretionary 4.33%	McDonald’s Corp.	35,746	9,110
	Home Depot, Inc.	24,120	8,303
	LVMH Moët Hennessy-Louis Vuitton SE	8,203	6,299
	YUM! Brands, Inc.	29,699	3,934
	Industria de Diseño Textil, SA	68,847	3,402
	Midea Group Co., Ltd., Class A	378,475	3,361
	Restaurant Brands International, Inc.	40,800	2,871
	Tractor Supply Co.	9,884	2,669
	Darden Restaurants, Inc.	17,308	2,619
	Stellantis NV	129,220	2,541
	Vail Resorts, Inc.	11,999	2,161
	NEXT PLC	15,514	1,774
	Galaxy Entertainment Group, Ltd.	271,000	1,262
	Kering SA	3,432	1,248
	Starbucks Corp.	10,911	849
	Bridgestone Corp.[1]	20,700	816
	Compagnie Financière Richemont SA, Class A	5,082	793
	Hasbro, Inc.	11,938	698
	International Game Technology PLC	22,715	465
	Amadeus IT Group SA, Class A, non-registered shares	6,772	451
	OPAP SA	26,284	412
	Jumbo SA	13,271	381
	Inchcape PLC	31,417	296

			56,715

Real estate 4.02%	VICI Properties, Inc. REIT	624,137	17,875
	Extra Space Storage, Inc. REIT	34,866	5,419
	Public Storage REIT	12,858	3,699
	Rexford Industrial Realty, Inc. REIT	82,059	3,659
	American Tower Corp. REIT	15,959	3,102
	Prologis, Inc. REIT	26,182	2,940
	Welltower, Inc. REIT	27,117	2,827
	Crown Castle, Inc. REIT	22,999	2,247

American Funds Insurance Series  66

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)
Real estate (continued)	Link REIT	465,248	$1,807
	CTP NV	75,076	1,277
	Equinix, Inc. REIT	1,607	1,216
	CK Asset Holdings, Ltd.	297,000	1,112
	Charter Hall Group REIT	143,138	1,059
	Digital Realty Trust, Inc. REIT	6,342	964
	Mindspace Business Parks REIT	233,888	934
	UDR, Inc. REIT	17,780	732
	POWERGRID Infrastructure Investment Trust REIT	563,128	648
	Embassy Office Parks REIT	140,661	598
	Longfor Group Holdings, Ltd.[1]	335,634	460
	Kimco Realty Corp. REIT	5,095	99

			52,674

Communication services 2.78%	Comcast Corp., Class A	132,412	5,185
	Verizon Communications, Inc.	121,175	4,997
	Koninklijke KPN NV	1,078,485	4,133
	Singapore Telecommunications, Ltd.	1,937,600	3,919
	Publicis Groupe SA	28,814	3,054
	América Móvil, SAB de CV, Class B (ADR)	163,841	2,785
	SoftBank Corp.	215,200	2,633
	Deutsche Telekom AG	73,880	1,859
	TELUS Corp.	115,449	1,748
	WPP PLC	129,237	1,185
	Warner Music Group Corp., Class A	37,241	1,141
	Omnicom Group, Inc.	11,563	1,037
	HKT Trust and HKT, Ltd., units	908,240	1,019
	T-Mobile US, Inc.	4,185	737
	Nippon Telegraph and Telephone Corp.	594,700	562
	Telkom Indonesia (Persero) Tbk PT, Class B	2,242,000	426

			36,420

Materials 2.29%	Air Products and Chemicals, Inc.	25,888	6,680
	Rio Tinto PLC	71,900	4,733
	Linde PLC	9,836	4,316
	Smurfit Kappa Group PLC	61,567	2,737
	Vale SA (ADR), ordinary nominative shares	184,297	2,059
	BHP Group, Ltd. (CDI)	68,808	1,971
	Evonik Industries AG	61,839	1,261
	Eastman Chemical Co.	12,625	1,237
	Shin-Etsu Chemical Co., Ltd.	24,762	963
	WestRock Co.	17,595	884
	BASF SE	17,655	853
	Celanese Corp.	5,602	756
	UPM-Kymmene OYJ	20,957	731
	Antofagasta PLC	15,107	401
	Fortescue, Ltd.	23,348	334
	Asahi Kasei Corp.	10,700	68

			29,984

	Total common stocks (cost: $800,768,000)		1,022,390

Convertible stocks 0.11%
Utilities 0.11%	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[1]	34,604	1,435

	Total convertible stocks (cost: $1,501,000)		1,435

67  American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments 15.82%		Principal amount (000)		Value (000)

Mortgage-backed obligations 7.94%

Federal agency mortgage-backed obligations 6.95%	Fannie Mae Pool #695412 5.00% 6/1/2033[6]	USD–	[4]	$–	[4]
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[6]	1		1
	Fannie Mae Pool #931768 5.00% 8/1/2039[6]	1		1
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[6]	5		5
	Fannie Mae Pool #932606 5.00% 2/1/2040[6]	2		2
	Fannie Mae Pool #AE0311 3.50% 8/1/2040[6]	7		7
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[6]	8		8
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[6]	6		5
	Fannie Mae Pool #AE1274 5.00% 10/1/2041[6]	4		4
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[6]	3		3
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[6]	2		2
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[6]	4		4
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[6]	1		1
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[6]	2		1
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[6]	2		2
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[6]	1		1
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[6]	29		27
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[6]	17		16
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[6]	24		22
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[6]	6		6
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[6]	4		4
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[6]	32		29
	Fannie Mae Pool #FS5372 3.50% 7/1/2049[6]	177		160
	Fannie Mae Pool #FS5313 3.50% 1/1/2050[6]	2,032		1,829
	Fannie Mae Pool #CA5540 3.00% 4/1/2050[6]	2,859		2,472
	Fannie Mae Pool #CA6309 3.00% 7/1/2050[6]	332		290
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[6]	125		108
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[6]	85		74
	Fannie Mae Pool #CA7048 3.00% 9/1/2050[6]	46		39
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[6]	14		12
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[6]	140		121
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[6]	89		77
	Fannie Mae Pool #BR4104 2.00% 1/1/2051[6]	47		37
	Fannie Mae Pool #FM5509 3.00% 1/1/2051[6]	135		117
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[6]	173		149
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[6]	21		18
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[6]	16		14
	Fannie Mae Pool #FM8477 3.00% 8/1/2051[6]	120		104
	Fannie Mae Pool #CB2787 3.50% 12/1/2051[6]	21		19
	Fannie Mae Pool #BV0790 3.50% 1/1/2052[6]	87		77
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[6]	888		770
	Fannie Mae Pool #FS0752 3.00% 3/1/2052[6]	506		434
	Fannie Mae Pool #CB3179 3.50% 3/1/2052[6]	305		272
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[6]	58		56
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[6]	122		121
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[6]	109		108
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[6]	165		162
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[6]	106		104
	Fannie Mae Pool #CB5986 5.00% 3/1/2053[6]	95		92
	Fannie Mae Pool #BX9827 5.00% 5/1/2053[6]	3,377		3,266
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[6]	63		61
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[6]	284		281
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[6]	1,627		1,634
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[6]	347		343
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[6]	428		432
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[6]	263		265
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[6]	194		195
	Fannie Mae Pool #MA5089 4.00% 7/1/2053[6]	285		261
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[6]	133		128
	Fannie Mae Pool #BU4112 5.00% 7/1/2053[6]	95		92
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[6]	1,158		1,143

American Funds Insurance Series  68

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)	Fannie Mae Pool #MA5139 6.00% 9/1/2053[6]	USD489	$491
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[6]	964	882
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[6]	9	9
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[6]	54	54
	Fannie Mae Pool #MA5167 6.50% 10/1/2053[6]	2,678	2,729
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[6]	868	794
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[6]	798	801
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[6]	956	944
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[6]	138	138
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[6]	1,013	1,003
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[6]	430	434
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[6]	161	159
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[6]	206	208
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[6]	30	30
	Fannie Mae Pool #BF0142 5.50% 8/1/2056[6]	349	355
	Fannie Mae Pool #BF0342 5.50% 1/1/2059[6]	235	235
	Fannie Mae Pool #BM6737 4.50% 11/1/2059[6]	591	562
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[6]	401	333
	Freddie Mac Pool #SC0149 2.00% 3/1/2041[6]	69	58
	Freddie Mac Pool #RB0544 2.00% 6/1/2041[6]	119	101
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[6]	1	1
	Freddie Mac Pool #G67711 4.00% 3/1/2048[6]	201	188
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[6]	16	15
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[6]	14	13
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[6]	7	7
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[6]	24	22
	Freddie Mac Pool #Q57242 4.50% 7/1/2048[6]	10	10
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[6]	45	43
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[6]	23	23
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[6]	15	15
	Freddie Mac Pool #ZT1704 4.50% 1/1/2049[6]	1,051	1,011
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[6]	14	12
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[6]	146	125
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[6]	72	62
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[6]	147	126
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[6]	801	710
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[6]	331	304
	Freddie Mac Pool #RA7556 4.50% 6/1/2052[6]	831	785
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[6]	201	171
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[6]	119	101
	Freddie Mac Pool #SD1584 4.50% 9/1/2052[6]	181	174
	Freddie Mac Pool #QE9222 5.00% 9/1/2052[6]	627	608
	Freddie Mac Pool #QF0924 5.50% 9/1/2052[6]	292	289
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[6]	113	112
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[6]	24	20
	Freddie Mac Pool #SD4116 4.50% 12/1/2052[6]	472	446
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[6]	101	98
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[6]	573	566
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[6]	435	429
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[6]	34	33
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[6]	1,083	1,069
	Freddie Mac Pool #SD3175 6.00% 6/1/2053[6]	85	85
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[6]	19	19
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[6]	16	16
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[6]	15	15
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[6]	14	14
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[6]	10	10
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[6]	7	7
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[6]	5	6
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[6]	4	4
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[6]	2,378	2,347

69  American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)	Freddie Mac Pool #SD8362 5.50% 9/1/2053[6]	USD19		$19
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[6]	237		234
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[6]	1,596		1,626
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[6]	913		882
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[6]	86		85
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[6]	973		960
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[6]	20		20
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[6]	10		10
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[6]	486		490
	Freddie Mac Pool #RJ1512 5.50% 5/1/2054[6]	284		282
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[6]	25		25
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[6]	78		77
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[6]	82		83
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[6]	30		30
	Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[6,7]	160		156
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[6,7]	100		92
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[6]	208		189
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[6,7]	201		184
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[6,7]	87		77
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[6]	72		65
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[6]	16		15
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[6]	893		784
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[6]	329		308
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[6]	520		483
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[6]	15		14
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[6]	9		8
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[6]	780		733
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[6]	1,115		1,024
	Government National Mortgage Assn. 4.00% 7/1/2054[6,8]	6		6
	Government National Mortgage Assn. 5.50% 7/1/2054[6,8]	610		605
	Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049[6]	177		171
	Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[6]	3,071		2,839
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[6]	65		60
	Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[6]	231		213
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[6]	419		408
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[6]	1,121		1,092
	Government National Mortgage Assn. Pool #694836 5.682% 9/20/2059[6]	–	[4]	–	[4]
	Government National Mortgage Assn. Pool #766525 4.70% 11/20/2062[6]	–	[4]	–	[4]
	Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[6]	–	[4]	–	[4]
	Uniform Mortgage-Backed Security 2.50% 7/1/2039[6,8]	1,708		1,543
	Uniform Mortgage-Backed Security 2.00% 7/1/2054[6,8]	768		601
	Uniform Mortgage-Backed Security 3.50% 7/1/2054[6,8]	2,453		2,171
	Uniform Mortgage-Backed Security 4.00% 7/1/2054[6,8]	1,003		918
	Uniform Mortgage-Backed Security 4.50% 7/1/2054[6,8]	235		222
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[6,8]	11,977		11,814
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[6,8]	2,134		2,140
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[6,8]	6,621		6,739
	Uniform Mortgage-Backed Security 7.00% 7/1/2054[6,8]	652		671

American Funds Insurance Series  70

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)	Uniform Mortgage-Backed Security 3.00% 8/1/2054[6,8]	USD988	$841
	Uniform Mortgage-Backed Security 4.50% 8/1/2054[6,8]	1,720	1,622
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[6,8]	6,177	6,192
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[6,8]	222	226
	Uniform Mortgage-Backed Security 7.00% 8/1/2054[6,8]	4,332	4,453

			91,021

Commercial mortgage-backed securities 0.56%	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[6]	41	42
	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.098% 5/15/2039[2,6,7]	110	110
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.227% 4/15/2037[2,6,7]	329	330
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.444% 6/15/2027[2,6,7]	332	333
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.87% 5/15/2034[2,6,7]	107	107
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[2,6,7]	648	640
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[2,6,7]	266	263
	BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 7.089% 10/15/2036[2,6,7]	100	98
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.82% 4/15/2037[2,6,7]	123	123
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.113% 6/15/2038[2,6,7]	152	151
	BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.843% 6/15/2038[2,6,7]	88	87
	BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.943% 11/15/2038[2,6,7]	94	93
	BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.78% 8/15/2039[2,6,7]	80	80
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[2,6,7]	237	238
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[2,6,7]	574	583
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[2,6,7]	583	584
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[2,6,7]	530	531
	ELM Trust 2024, Series 2024-ELM, Class B10, 5.995% 6/10/2039[2,6,7]	213	214
	ELM Trust 2024, Series 2024-ELM, Class B15, 5.995% 6/10/2039[2,6,7]	191	191
	ELM Trust 2024, Series 2024-ELM, Class C15, 6.189% 6/10/2039[2,6,7]	133	133
	ELM Trust 2024, Series 2024-ELM, Class C10, 6.189% 6/10/2039[2,6,7]	120	120
	ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039[2,6,7]	100	100
	ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2039[2,6,7]	100	100
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/2038[2,6,7]	91	91
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[6]	73	73
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[2,6]	187	193
	GS Mortgage Securities Trust, Series 2018-HULA, Class A, (1-month USD CME Term SOFR + 1.223%) 6.363% 7/15/2025[2,6,7]	210	209
	GS Mortgage Securities Trust., Series 2024-70P, Class A, 5.487% 3/10/2041[2,6,7]	592	580
	Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 6.776% 5/17/2038[2,6,7]	300	300
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[2,6,7]	100	100
	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774% 5/10/2039[2,6,7]	243	244
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.174% 11/15/2038[2,6,7]	345	342

			7,383

71  American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) 0.43%	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[2,6,7]	USD107	$92
	BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[2,6,7]	68	61
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[2,6]	80	71
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[2,6,7]	157	146
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[2,6,7]	9	8
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.735% 12/25/2042[2,6,7]	35	36
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.235% 6/25/2043[2,6,7]	341	346
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.035% 7/25/2043[2,6,7]	122	123
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.424% 5/25/2044[2,6,7]	117	118
	Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[2,6]	55	60
	Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[2,6]	64	64
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.335% 4/25/2042[2,6,7]	74	75
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.535% 5/25/2042[2,6,7]	13	13
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.485% 9/25/2042[2,6,7]	21	21
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.035% 9/25/2042[2,6,7]	64	68
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 6.535% 5/25/2044[2,6,7]	276	277
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 7.15% 1/25/2050[2,6,7]	75	75
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.30% 2/25/2050[2,6,7]	268	271
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.45% 8/25/2050[2,6,7]	430	495
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[2,6,9]	141	141
	Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[2,6]	125	120
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[2,6,9]	160	156
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.75% 4/25/2061 (5.75% on 4/25/2025)[2,6,9]	65	63
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[2,6,9]	109	106
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.31% 11/25/2055[2,6,7]	202	202
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[2,6,9]	179	181
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.564% 3/25/2053[2,6,7]	182	177
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[2,6,9]	236	237
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[2,6,9]	510	513
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[2,6]	98	93
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[2,6]	309	278
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[2,6,7]	15	15
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[2,6,7]	6	6
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[2,6,7]	26	25
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[2,6,7]	29	29
	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[2,6,7]	16	15
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[2,6]	382	339

American Funds Insurance Series  72

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) (continued)	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[2,3]	USD100	$98
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[2,6]	195	181
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[2,6]	167	163
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[2,6,9]	98	99

			5,657

	Total mortgage-backed obligations		104,061

U.S. Treasury bonds & notes 4.57%

U.S. Treasury 4.57%	U.S. Treasury 0.625% 10/15/2024	7,470	7,368
	U.S. Treasury 2.125% 11/30/2024	1,860	1,836
	U.S. Treasury 3.875% 3/31/2025	5,877	5,820
	U.S. Treasury 4.625% 6/30/2025	4,793	4,770
	U.S. Treasury 4.00% 2/15/2026	2,621	2,586
	U.S. Treasury 0.75% 3/31/2026	1	1
	U.S. Treasury 0.75% 5/31/2026	3,850	3,570
	U.S. Treasury 1.875% 6/30/2026	4,855	4,595
	U.S. Treasury 4.625% 6/30/2026	1,376	1,374
	U.S. Treasury 1.125% 10/31/2026	995	918
	U.S. Treasury 2.00% 11/15/2026[10]	2,800	2,635
	U.S. Treasury 4.625% 11/15/2026	1,200	1,199
	U.S. Treasury 4.00% 1/15/2027	6,541	6,446
	U.S. Treasury 0.50% 4/30/2027	2,375	2,123
	U.S. Treasury 2.625% 5/31/2027	80	76
	U.S. Treasury 4.00% 2/29/2028	745	734
	U.S. Treasury 1.25% 3/31/2028	1,350	1,202
	U.S. Treasury 3.625% 3/31/2028	4	3
	U.S. Treasury 4.25% 6/30/2029	536	534
	U.S. Treasury 4.00% 2/28/2030	1,659	1,629
	U.S. Treasury 6.25% 5/15/2030	345	379
	U.S. Treasury 4.25% 6/30/2031	1,773	1,767
	U.S. Treasury 4.125% 11/15/2032	9	9
	U.S. Treasury 4.375% 5/15/2034	260	260
	U.S. Treasury 4.50% 8/15/2039	1,045	1,049
	U.S. Treasury 4.75% 2/15/2041[10]	1,730	1,777
	U.S. Treasury 2.00% 11/15/2041	300	206
	U.S. Treasury 4.625% 5/15/2044	1,099	1,097
	U.S. Treasury 2.375% 5/15/2051	196	129
	U.S. Treasury 4.00% 11/15/2052	152	139
	U.S. Treasury 4.25% 2/15/2054[10]	3,803	3,623

	Total U.S. Treasury bonds & notes		59,854

Corporate bonds, notes & loans 2.39%

Financials 0.41%	American Express Co. 4.90% 2/13/2026	28	28
	American International Group, Inc. 5.125% 3/27/2033	17	17
	Aon Corp. 5.35% 2/28/2033	21	21
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[9]	31	32
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[9]	238	196
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[9]	118	117
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[9]	75	75
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[2,9]	400	398
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[2,9]	200	201
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[9]	43	43
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[9]	45	46
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[9]	95	96
	Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[9]	15	15
	Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[9]	40	42

73  American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Financials (continued)	Chubb INA Holdings, LLC 5.00% 3/15/2034	USD35	$35
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[9]	85	85
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[9]	35	30
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[9]	50	51
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[9]	120	120
	Corebridge Financial, Inc. 3.85% 4/5/2029	180	169
	Corebridge Financial, Inc. 3.90% 4/5/2032	32	29
	Corebridge Financial, Inc. 4.35% 4/5/2042	7	6
	Corebridge Financial, Inc. 4.40% 4/5/2052	31	24
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[2,9]	200	194
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[9]	150	155
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[9]	150	156
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[9]	5	5
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[9]	60	61
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[9]	111	95
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[9]	80	82
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[9]	78	77
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[9]	95	94
	JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[9]	64	63
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[9]	50	51
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[9]	259	211
	JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[9]	17	14
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[9]	55	55
	JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[9]	25	25
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[9]	75	77
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[2]	20	20
	Mastercard, Inc. 4.875% 3/9/2028	31	31
	Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[7]	25	25
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[9]	140	142
	Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[9]	20	19
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[9]	35	35
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[9]	100	103
	Navient Corp. 5.00% 3/15/2027	150	143
	New York Life Global Funding 3.00% 1/10/2028[2]	150	140
	PNC Financial Services Group, Inc. 5.812% 6/12/2026 (USD-SOFR + 1.322% on 6/12/2025)[9]	35	35
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[9]	50	51
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[9]	87	95
	SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[9,11]	38	–	[4]
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[9]	11	11
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[9]	10	10
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[9]	40	40
	U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[9]	70	71
	U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[9]	85	85
	U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[9]	120	120
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[2,9]	200	201
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[2,9]	374	349
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[9]	50	50
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[9]	45	44
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[9]	84	84
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[9]	104	111
	Willis North America, Inc. 5.90% 3/5/2054	35	34

			5,340

American Funds Insurance Series  74

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Health care 0.40%	AbbVie, Inc. 5.05% 3/15/2034	USD175	$175
	AbbVie, Inc. 5.35% 3/15/2044	25	25
	AbbVie, Inc. 5.40% 3/15/2054	240	237
	AbbVie, Inc. 5.50% 3/15/2064	25	25
	Amgen, Inc. 5.507% 3/2/2026	30	30
	Amgen, Inc. 5.15% 3/2/2028	55	55
	Amgen, Inc. 4.05% 8/18/2029	100	96
	Amgen, Inc. 5.25% 3/2/2030	124	125
	Amgen, Inc. 4.20% 3/1/2033	133	123
	Amgen, Inc. 5.25% 3/2/2033	71	71
	Amgen, Inc. 5.60% 3/2/2043	105	103
	Amgen, Inc. 4.20% 2/22/2052	19	15
	Amgen, Inc. 4.875% 3/1/2053	25	22
	Amgen, Inc. 5.65% 3/2/2053	37	36
	Amgen, Inc. 5.75% 3/2/2063	85	83
	AstraZeneca Finance, LLC 5.00% 2/26/2034	50	50
	Baxter International, Inc. 3.132% 12/1/2051	25	16
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	95	95
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	260	261
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	295	294
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	25	25
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	325	321
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	100	98
	Centene Corp. 4.625% 12/15/2029	530	502
	Centene Corp. 3.375% 2/15/2030	179	159
	Centene Corp. 2.625% 8/1/2031	40	33
	CVS Health Corp. 5.125% 2/21/2030	50	49
	CVS Health Corp. 5.25% 2/21/2033	23	22
	CVS Health Corp. 5.70% 6/1/2034	97	97
	CVS Health Corp. 6.00% 6/1/2044	50	49
	CVS Health Corp. 5.625% 2/21/2053	55	51
	CVS Health Corp. 6.05% 6/1/2054	50	49
	Elevance Health, Inc. 4.75% 2/15/2033	16	15
	Gilead Sciences, Inc. 1.65% 10/1/2030	8	7
	HCA, Inc. 2.375% 7/15/2031	18	15
	Humana, Inc. 3.70% 3/23/2029	12	11
	Humana, Inc. 5.375% 4/15/2031	13	13
	Medline Borrower, LP 6.25% 4/1/2029[2]	380	385
	Merck & Co., Inc. 1.70% 6/10/2027	118	108
	Merck & Co., Inc. 3.40% 3/7/2029	110	104
	Merck & Co., Inc. 4.50% 5/17/2033	35	34
	Merck & Co., Inc. 4.90% 5/17/2044	35	33
	Molina Healthcare, Inc. 3.875% 5/15/2032[2]	40	35
	Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	10	10
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	23	22
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	17	16
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	270	259
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	650	611
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	224	157

			5,227

Energy 0.34%	Apache Corp. 4.25% 1/15/2030	385	359
	BP Capital Markets America, Inc. 3.633% 4/6/2030	360	335
	Cenovus Energy, Inc. 5.40% 6/15/2047	44	40
	Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[2]	9	9
	ConocoPhillips Co. 5.30% 5/15/2053	25	24
	Crescent Energy Finance, LLC 7.375% 1/15/2033[2]	270	271
	Diamondback Energy, Inc. 5.40% 4/18/2034	41	41
	Enbridge, Inc. 6.70% 11/15/2053	12	13

75  American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Energy (continued)	Energy Transfer, LP 6.10% 12/1/2028	USD41	$42
	Energy Transfer, LP 5.25% 7/1/2029	23	23
	Energy Transfer, LP 6.40% 12/1/2030	34	36
	Energy Transfer, LP 5.60% 9/1/2034	39	39
	Energy Transfer, LP 6.05% 9/1/2054	22	22
	Equinor ASA 2.375% 5/22/2030	365	319
	Exxon Mobil Corp. 2.995% 8/16/2039	200	152
	Exxon Mobil Corp. 3.452% 4/15/2051	25	18
	Hess Midstream Operations, LP 6.50% 6/1/2029[2]	530	538
	Hilcorp Energy I, LP 6.875% 5/15/2034[2]	400	396
	Kinder Morgan, Inc. 5.20% 6/1/2033	7	7
	Kinder Morgan, Inc. 5.40% 2/1/2034	63	62
	Kinder Morgan, Inc. 5.45% 8/1/2052	11	10
	MPLX, LP 4.95% 9/1/2032	20	19
	New Fortress Energy, Inc. 6.50% 9/30/2026[2]	80	74
	ONEOK, Inc. 6.05% 9/1/2033	88	91
	ONEOK, Inc. 7.15% 1/15/2051	97	107
	ONEOK, Inc. 6.625% 9/1/2053	91	97
	Petroleos Mexicanos 6.50% 1/23/2029	20	18
	Petroleos Mexicanos 8.75% 6/2/2029	177	173
	Shell International Finance BV 2.00% 11/7/2024	420	415
	TransCanada Pipelines, Ltd. 5.10% 3/15/2049	150	136
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[2]	595	534
	Williams Companies, Inc. 5.15% 3/15/2034	50	49
	Williams Companies, Inc. 5.30% 8/15/2052	40	37

			4,506

Consumer discretionary 0.33%	Advance Auto Parts, Inc. 3.90% 4/15/2030	18	16
	Advance Auto Parts, Inc. 3.50% 3/15/2032	12	10
	Bath & Body Works, Inc. 6.875% 11/1/2035	150	151
	BMW US Capital, LLC 4.15% 4/9/2030[2]	290	278
	BMW US Capital, LLC 3.70% 4/1/2032[2]	25	23
	Carnival Corp. 6.00% 5/1/2029[2]	830	820
	Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[2]	175	172
	Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[2]	150	149
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[2]	150	149
	Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[2]	150	124
	Ford Motor Credit Co., LLC 2.30% 2/10/2025	200	196
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	695	690
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	288
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	590
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	207
	Grand Canyon University 4.125% 10/1/2024	200	199
	Hyundai Capital America 5.275% 6/24/2027[2]	55	55
	McDonald’s Corp. 3.60% 7/1/2030	12	11
	McDonald’s Corp. 4.60% 9/9/2032	3	3
	McDonald’s Corp. 4.95% 8/14/2033	3	3
	McDonald’s Corp. 5.15% 9/9/2052	10	9
	Toyota Motor Credit Corp. 5.40% 11/10/2025	228	229

			4,372

Utilities 0.19%	AEP Transmission Co., LLC 3.80% 6/15/2049	45	33
	Consumers Energy Co. 4.625% 5/15/2033	50	48
	DTE Energy Co. 3.00% 3/1/2032	42	36
	Duke Energy Florida, LLC 5.95% 11/15/2052	25	25
	Edison International 4.125% 3/15/2028	132	126
	Edison International 6.95% 11/15/2029	25	27

American Funds Insurance Series  76

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Utilities (continued)	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[2,9]	USD200	$218
	Eversource Energy 5.50% 1/1/2034	25	25
	FirstEnergy Corp. 2.65% 3/1/2030	393	342
	FirstEnergy Corp. 2.25% 9/1/2030	107	90
	Florida Power & Light Co. 5.05% 4/1/2028	70	70
	Florida Power & Light Co. 5.10% 4/1/2033	35	35
	NiSource, Inc. 5.40% 6/30/2033	25	25
	Pacific Gas and Electric Co. 2.95% 3/1/2026	97	93
	Pacific Gas and Electric Co. 3.75% 7/1/2028	105	99
	Pacific Gas and Electric Co. 4.65% 8/1/2028	284	275
	Pacific Gas and Electric Co. 6.10% 1/15/2029	35	36
	Pacific Gas and Electric Co. 2.50% 2/1/2031	375	309
	Pacific Gas and Electric Co. 6.40% 6/15/2033	50	52
	Pacific Gas and Electric Co. 5.80% 5/15/2034	50	50
	Pacific Gas and Electric Co. 4.95% 7/1/2050	62	51
	PacifiCorp 5.30% 2/15/2031	35	35
	PacifiCorp 5.50% 5/15/2054	95	88
	PacifiCorp 5.80% 1/15/2055	25	24
	Southern California Edison Co. 5.20% 6/1/2034	40	39
	Southern California Edison Co. 3.60% 2/1/2045	206	151
	Southern California Edison Co. 5.75% 4/15/2054	25	24
	Union Electric Co. 3.90% 4/1/2052	25	19
	WEC Energy Group, Inc. 5.15% 10/1/2027	25	25

			2,470

Real estate 0.18%	American Tower Corp. 4.05% 3/15/2032	11	10
	Boston Properties, LP 2.45% 10/1/2033	7	5
	Boston Properties, LP 6.50% 1/15/2034	38	39
	Crown Castle, Inc. 5.00% 1/11/2028	54	53
	Equinix, Inc. 1.55% 3/15/2028	25	22
	Equinix, Inc. 3.20% 11/18/2029	144	130
	Iron Mountain, Inc. 4.50% 2/15/2031[2]	530	479
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	550	450
	MPT Operating Partnership, LP 5.00% 10/15/2027	475	393
	Prologis, LP 5.00% 3/15/2034	40	39
	Service Properties Trust 8.375% 6/15/2029	680	669

			2,289

Industrials 0.17%	BAE Systems PLC 5.30% 3/26/2034[2]	200	198
	Boeing Co. 2.75% 2/1/2026	91	86
	Boeing Co. 6.259% 5/1/2027[2]	376	379
	Boeing Co. 6.298% 5/1/2029[2]	12	12
	Boeing Co. 3.625% 2/1/2031	178	156
	Boeing Co. 6.388% 5/1/2031[2]	92	94
	Boeing Co. 6.528% 5/1/2034[2]	585	599
	Boeing Co. 5.805% 5/1/2050	80	72
	Boeing Co. 6.858% 5/1/2054[2]	56	57
	Canadian Pacific Railway Co. 3.10% 12/2/2051	102	68
	Carrier Global Corp. 2.722% 2/15/2030	9	8
	Carrier Global Corp. 2.70% 2/15/2031	9	8
	Carrier Global Corp. 5.90% 3/15/2034	40	42
	Carrier Global Corp. 3.577% 4/5/2050	8	6
	Carrier Global Corp. 6.20% 3/15/2054	49	52
	CSX Corp. 4.75% 11/15/2048	50	45
	CSX Corp. 4.50% 11/15/2052	35	30
	L3Harris Technologies, Inc. 5.40% 7/31/2033	15	15

77  American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Industrials (continued)	L3Harris Technologies, Inc. 5.60% 7/31/2053	USD13	$13
	Lockheed Martin Corp. 5.10% 11/15/2027	19	19
	Lockheed Martin Corp. 5.20% 2/15/2064	8	8
	Moog, Inc. 4.25% 12/9/2027[2]	55	52
	Norfolk Southern Corp. 5.35% 8/1/2054	51	49
	Northrop Grumman Corp. 4.95% 3/15/2053	21	19
	Republic Services, Inc. 5.00% 4/1/2034	13	13
	RTX Corp. 6.00% 3/15/2031	35	36
	RTX Corp. 6.10% 3/15/2034	27	28
	RTX Corp. 6.40% 3/15/2054	22	24
	Union Pacific Corp. 2.80% 2/14/2032	17	15
	Union Pacific Corp. 3.50% 2/14/2053	20	14
	Waste Management, Inc. 4.625% 2/15/2030	60	59

			2,276

Communication services 0.12%	América Móvil, SAB de CV 8.46% 12/18/2036	MXN1,300	60
	AT&T, Inc. 3.50% 6/1/2041	USD75	57
	CCO Holdings, LLC 4.75% 2/1/2032[2]	25	21
	CCO Holdings, LLC 4.25% 1/15/2034[2]	175	133
	Charter Communications Operating, LLC 6.10% 6/1/2029	41	41
	Charter Communications Operating, LLC 3.70% 4/1/2051	25	15
	SBA Tower Trust 1.631% 11/15/2026[2]	253	230
	T-Mobile USA, Inc. 3.875% 4/15/2030	625	585
	T-Mobile USA, Inc. 2.55% 2/15/2031	203	172
	T-Mobile USA, Inc. 6.00% 6/15/2054	69	71
	Verizon Communications, Inc. 1.75% 1/20/2031	142	115
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	47	38
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	88	69

			1,607

Materials 0.11%	BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	35	35
	BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	35
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	16	16
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7	7
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	15	15
	Celanese US Holdings, LLC 6.35% 11/15/2028	36	37
	Celanese US Holdings, LLC 6.55% 11/15/2030	27	28
	Celanese US Holdings, LLC 6.379% 7/15/2032	10	10
	Celanese US Holdings, LLC 6.70% 11/15/2033	23	24
	Consolidated Energy Finance SA 5.625% 10/15/2028[2]	750	638
	Dow Chemical Co. (The) 5.15% 2/15/2034	34	33
	Dow Chemical Co. (The) 5.55% 11/30/2048	15	14
	Dow Chemical Co. (The) 3.60% 11/15/2050	75	52
	Dow Chemical Co. (The) 6.90% 5/15/2053	6	7
	Dow Chemical Co. (The) 5.60% 2/15/2054	53	51
	Eastman Chemical Co. 5.625% 2/20/2034	35	35
	International Flavors & Fragrances, Inc. 3.468% 12/1/2050[2]	4	3
	LYB International Finance III, LLC 3.625% 4/1/2051	102	70
	NOVA Chemicals Corp. 8.50% 11/15/2028[2]	10	11
	NOVA Chemicals Corp. 4.25% 5/15/2029[2]	325	287

			1,408

Consumer staples 0.09%	7-Eleven, Inc. 1.30% 2/10/2028[2]	14	12
	BAT Capital Corp. 4.70% 4/2/2027	105	103
	BAT Capital Corp. 6.343% 8/2/2030	9	9
	BAT Capital Corp. 6.421% 8/2/2033	38	40
	BAT Capital Corp. 7.079% 8/2/2043	31	33

American Funds Insurance Series  78

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Consumer staples (continued)	BAT Capital Corp. 4.54% 8/15/2047	USD55	$42
	BAT Capital Corp. 4.758% 9/6/2049	121	95
	BAT Capital Corp. 7.081% 8/2/2053	69	74
	BAT International Finance PLC 4.448% 3/16/2028	150	145
	Campbell Soup Co. 5.40% 3/21/2034	22	22
	Constellation Brands, Inc. 5.00% 2/2/2026	50	50
	H.J. Heinz Co. 4.875% 10/1/2049	235	205
	J. M. Smucker Co. (The) 6.20% 11/15/2033	22	23
	J. M. Smucker Co. (The) 6.50% 11/15/2043	6	6
	J. M. Smucker Co. (The) 6.50% 11/15/2053	21	23
	Philip Morris International, Inc. 5.125% 11/17/2027	43	43
	Philip Morris International, Inc. 5.625% 11/17/2029	23	24
	Philip Morris International, Inc. 5.125% 2/15/2030	56	56
	Philip Morris International, Inc. 5.50% 9/7/2030	70	71
	Philip Morris International, Inc. 5.75% 11/17/2032	16	16
	Philip Morris International, Inc. 5.375% 2/15/2033	55	55
	Philip Morris International, Inc. 5.625% 9/7/2033	30	30

			1,177

Information technology 0.05%	Broadcom, Inc. 4.00% 4/15/2029[2]	3	3
	Broadcom, Inc. 4.15% 4/15/2032[2]	11	10
	Broadcom, Inc. 3.137% 11/15/2035[2]	2	1
	Cisco Systems, Inc. 4.95% 2/26/2031	11	11
	Cisco Systems, Inc. 5.05% 2/26/2034	4	4
	Cisco Systems, Inc. 5.30% 2/26/2054	8	8
	Cisco Systems, Inc. 5.35% 2/26/2064	11	11
	Intel Corp. 5.15% 2/21/2034	20	20
	Intel Corp. 5.60% 2/21/2054	39	38
	Lenovo Group, Ltd. 5.875% 4/24/2025	400	401
	ServiceNow, Inc. 1.40% 9/1/2030	130	105

			612

	Total corporate bonds, notes & loans		31,284

Asset-backed obligations 0.84%

	ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[2,6]	64	65
	Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[2,6]	4	4
	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[2,6]	100	100
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[2,6]	215	214
	American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[6]	100	98
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[2,6]	85	83
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[2,6]	100	98
	Auxilior Term Funding, LLC, Series 24-1A, Class A2, 5.84% 3/15/2027[2,6]	477	477
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,6]	197	187
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[2,6]	100	96
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[2,6]	339	344
	Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[2,6]	19	19
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,6]	351	333
	CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,6]	87	76
	CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[2,6]	90	84
	CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[2,6]	90	75
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,6]	316	289
	CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[2,6]	489	482
	CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[2,6]	10	10

79  American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Asset-backed obligations (continued)
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[2,6]	USD497	$497
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[2,6]	20	20
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[2,6]	525	524
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[2,6]	131	126
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[2,6]	176	175
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[2,6]	181	183
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[2,6]	188	187
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[2,6]	395	360
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[2,6]	73	65
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[2,6]	103	98
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[2,6]	386	357
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[2,6]	285	286
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[2,6]	184	189
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028[6]	25	25
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028[6]	48	47
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[2,6]	247	244
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[2,6]	100	99
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[2,6]	268	245
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[2,6]	100	91
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[2,6]	100	91
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027[6]	28	28
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028[6]	28	28
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[2,6]	9	9
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[2,6]	190	190
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[2,6]	70	70
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[2,6]	34	30
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[2,6]	59	52
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[2,6]	146	132
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[2,6]	292	267
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.193% 4/20/2062[2,6,7]	149	148
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,6]	935	834
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[2,6]	100	101
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[2,6]	94	89
PEAC Solutions Receivables, LLC, Series 2024-1, Class A2, 5.79% 6/21/2027[2,6]	273	274
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[2,6]	100	99
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[2,6]	175	175
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[2,6]	156	156
SCF Equipment Leasing, LLC, Series 2024-1, Class A2, 5.88% 11/20/2029[2,6]	100	100
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[2,6]	39	39
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[2,6]	52	46
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[2,6]	117	109
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[2,6,7]	335	312
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.903% 8/15/2025[6,7]	1	1
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[2,6]	100	100
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[6,9]	451	450
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[2,6]	53	53
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[2,6]	100	100

		11,035

American Funds Insurance Series  80

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. 0.06%
	Peru (Republic of) 2.783% 1/23/2031	USD190	$164
	Portuguese Republic 5.125% 10/15/2024	18	18
	Qatar (State of) 4.50% 4/23/2028	200	198
	Saudi Arabia (Kingdom of) 3.625% 3/4/2028	200	190
	United Mexican States 3.25% 4/16/2030	200	176

			746

Municipals 0.02%

Illinois 0.01%	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	212	208

Massachusetts 0.01%	Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	135	136

	Total municipals		344

	Total bonds, notes & other debt instruments (cost: $211,740,000)		207,324

Investment funds 2.30%		Shares
	Capital Group Central Corporate Bond Fund[12]	3,645,090	30,145

	Total Investment funds (cost: $33,746,000)		30,145

Short-term securities 7.27%

Money market investments 6.14%
	Capital Group Central Cash Fund 5.37%[12,13,14]	804,193	80,419

Money market investments purchased with collateral from securities on loan 1.13%
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[13,14]	10,117,335	10,118
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[13,14]	4,730,095	4,730

			14,848

	Total short-term securities (cost: $95,254,000)		95,267

	Total investment securities 103.54% (cost: $1,143,009,000)		1,356,561

	Other assets less liabilities (3.54)%		(46,427)

	Net assets 100.00%		$1,310,134

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)

30 Day Federal Funds Futures	Long	113	9/3/2024	USD44,589	$ (3)
3 Month SOFR Futures	Long	28	3/19/2025	6,660	1
3 Month SOFR Futures	Long	73	9/17/2025	17,463	55

81  American Funds Insurance Series

Capital Income Builder (continued)

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)

2 Year U.S. Treasury Note Futures	Long	237	10/3/2024	USD48,400	$106
5 Year U.S. Treasury Note Futures	Long	506	10/3/2024	53,929	277
10 Year U.S. Treasury Note Futures	Long	48	9/30/2024	5,279	51
10 Year Ultra U.S. Treasury Note Futures	Short	7	9/30/2024	(795)	1
20 Year U.S. Treasury Bond Futures	Long	8	9/30/2024	946	11
30 Year Ultra U.S. Treasury Bond Futures	Long	65	9/30/2024	8,147	75

					$574

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

							Upfront	Unrealized
Receive		Pay			Notional	Value at	premium paid	appreciation (depreciation)
	Payment		Payment	Expiration	amount	6/30/2024	(received)	at 6/30/2024
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

SOFR	Annual	3.055%	Annual	4/6/2031	USD6,700	$362	$–	$362
SOFR	Annual	2.91%	Annual	9/18/2050	USD592	84	–	84

						$446	$–	$446

Credit default swaps

Centrally cleared credit default swaps on credit indices – sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[15] (000)	Value at 6/30/2024[16] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)

CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD170	$11	$9	$2

Investments in affiliates[12]

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)

Investment funds 2.30%
Capital Group Central Corporate Bond Fund	$34,970	$676	$4,712		$(941)	$152	$30,145	$676

Short-term securities 6.14%
Money market investments 6.14%
Capital Group Central Cash Fund 5.37%[13,14]	91,779	97,143	108,512		–	9	80,419	2,376

Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.37%[13]	59		59	[17]			–	–	[18]

Total short-term securities							80,419

Total 8.44%					$(941)	$161	$110,564	$3,052

American Funds Insurance Series  82

Capital Income Builder (continued)

[1]

All or a portion of this security was on loan. The total value of all such securities was $20,164,000, which represented 1.54% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[2]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $35,042,000, which represented 2.67% of the net assets of the fund.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Security did not produce income during the last 12 months.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	Purchased on a TBA basis.
[9]	Step bond; coupon rate may change at a later date.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,858,000, which represented .14% of the net assets of the fund.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Rate represents the seven-day yield at 6/30/2024.
[14]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[15]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[16]

The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[17]	Represents net activity. Refer to Note 5 for more information on securities lending.
[18]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

83  American Funds Insurance Series

Capital Income Builder (continued)

Key to abbreviation(s)

ADR = American Depositary Receipts

Assn. = Association

Auth. = Authority

CAD = Canadian dollars

CDI = CREST Depository Interest

CME = CME Group

DAC = Designated Activity Company

Fncg. = Financing

G.O. = General Obligation

Refer to the notes to financial statements.

GBP = British pounds

GDR = Global Depositary Receipts

ICE = Intercontinental Exchange, Inc.

MXN = Mexican pesos

REIT = Real Estate Investment Trust

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

American Funds Insurance Series  84

Asset Allocation Fund

Investment portfolio June 30, 2024			unaudited

Common stocks 68.26%		Shares	Value (000)

Information technology 16.25%	Broadcom, Inc.	918,021	$1,473,910
	Microsoft Corp.	2,319,173	1,036,554
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,668,838	637,681
	Taiwan Semiconductor Manufacturing Co., Ltd.	773,000	22,990
	ASML Holding NV (ADR)	374,711	383,228
	Apple, Inc.	1,226,378	258,300
	Oracle Corp.	928,989	131,173
	NVIDIA Corp.	948,770	117,211
	Applied Materials, Inc.	426,300	100,603
	MicroStrategy, Inc., Class A1	43,100	59,369
	Salesforce, Inc.	225,203	57,900
	Synopsys, Inc.[1]	90,490	53,847
	Micron Technology, Inc.	175,097	23,030
	Diebold Nixdorf, Inc.[1]	532,940	20,508

			4,376,304

Health care 10.26%	Eli Lilly and Co.	653,499	591,665
	UnitedHealth Group, Inc.	968,599	493,269
	Vertex Pharmaceuticals, Inc.[1]	1,029,586	482,588
	Gilead Sciences, Inc.	4,174,538	286,415
	Thermo Fisher Scientific, Inc.	300,000	165,900
	Regeneron Pharmaceuticals, Inc.[1]	150,000	157,654
	Novo Nordisk AS, Class B	999,920	142,845
	AstraZeneca PLC	461,000	71,868
	AbbVie, Inc.	389,195	66,755
	Alnylam Pharmaceuticals, Inc.[1]	205,917	50,038
	Centene Corp.[1]	675,000	44,752
	Cooper Companies, Inc.	418,000	36,491
	Merck & Co., Inc.	280,560	34,733
	CVS Health Corp.	506,300	29,902
	Danaher Corp.	95,660	23,901
	Illumina, Inc.[1]	194,900	20,344
	Rotech Healthcare, Inc.[1,2,3]	184,138	18,138
	Pfizer, Inc.	459,554	12,858
	Boston Scientific Corp.[1]	130,293	10,034
	AbCellera Biologics, Inc.[1,4]	2,871,293	8,499
	Zoetis, Inc., Class A	42,300	7,333
	Endo, Inc.[1]	101,957	2,868
	Endo, Inc.[1,5]	38,158	1,073
	Endo, Inc., 1L 7.50% Escrow[1,2]	9,648,000	–	[6]
	Catalent, Inc.[1]	40,200	2,260

			2,762,183

Financials 9.89%	Apollo Asset Management, Inc.	2,630,627	310,598
	Aon PLC, Class A	752,130	220,810
	JPMorgan Chase & Co.	979,000	198,012
	Synchrony Financial	3,600,000	169,884
	Arthur J. Gallagher & Co.	572,715	148,511
	Mastercard, Inc., Class A	317,897	140,243
	Visa, Inc., Class A	530,120	139,140
	Ares Management Corp., Class A	1,015,403	135,333
	Blue Owl Capital, Inc., Class A	7,085,161	125,762
	Discover Financial Services	922,710	120,700
	Blackstone, Inc.	785,000	97,183
	Capital One Financial Corp.	675,000	93,454
	Fiserv, Inc.[1]	582,763	86,855
	CME Group, Inc., Class A	361,000	70,973
	BlackRock, Inc.	88,049	69,323
	American Express Co.	280,560	64,964
	Bank of America Corp.	1,580,000	62,837

85  American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)		Shares	Value (000)

Financials (continued)	KKR & Co., Inc.	595,732	$62,695
	Wells Fargo & Co.	980,000	58,202
	Nasdaq, Inc.	962,300	57,988
	Intercontinental Exchange, Inc.	412,619	56,483
	London Stock Exchange Group PLC	460,314	54,564
	Carlyle Group, Inc. (The)	814,688	32,710
	RenaissanceRe Holdings, Ltd.	97,535	21,800
	Brookfield Corp., Class A	486,973	20,229
	Fifth Third Bancorp	432,000	15,764
	Goldman Sachs Group, Inc.	30,100	13,615
	Chubb, Ltd.	37,981	9,688
	LPL Financial Holdings, Inc.	17,807	4,973
	Sberbank of Russia PJSC[2]	8,880,000	–	[6]

			2,663,293

Communication services 6.70%	Meta Platforms, Inc., Class A	1,535,752	774,357
	Alphabet, Inc., Class C	3,149,339	577,652
	Alphabet, Inc., Class A	531,770	96,862
	Comcast Corp., Class A	5,491,873	215,062
	Take-Two Interactive Software, Inc.[1]	550,000	85,519
	Charter Communications, Inc., Class A1	184,000	55,009

			1,804,461

Consumer discretionary 6.62%	Booking Holdings, Inc.	107,243	424,843
	Home Depot, Inc.	815,243	280,639
	Royal Caribbean Cruises, Ltd.[1]	1,259,400	200,786
	General Motors Co.	3,500,000	162,610
	LVMH Moët Hennessy-Louis Vuitton SE	202,300	155,357
	Amazon.com, Inc.[1]	747,737	144,500
	D.R. Horton, Inc.	550,000	77,512
	Darden Restaurants, Inc.	448,084	67,804
	Compagnie Financière Richemont SA, Class A	391,173	61,050
	YUM! Brands, Inc.	368,381	48,796
	Texas Roadhouse, Inc.	263,872	45,310
	Hilton Worldwide Holdings, Inc.	139,547	30,449
	Moncler SpA	395,000	24,190
	Restaurant Brands International, Inc.	271,440	19,101
	Advance Auto Parts, Inc.	249,443	15,797
	lululemon athletica, Inc.[1]	31,981	9,553
	AutoZone, Inc.[1]	2,534	7,511
	Five Below, Inc.[1]	43,676	4,759
	Party City Holdco, Inc.[1,2]	68,158	1,187
	Party City Holdco, Inc.[1,2,5]	681	12

			1,781,766

Industrials 6.32%	L3Harris Technologies, Inc.	1,031,041	231,551
	Boeing Co.[1]	1,007,043	183,292
	Deere & Co.	392,399	146,612
	Caterpillar, Inc.	350,000	116,585
	Ingersoll-Rand, Inc.	1,127,311	102,405
	TransDigm Group, Inc.	74,424	95,085
	General Electric Co.	595,120	94,606
	Airbus SE, non-registered shares	651,130	89,781
	Union Pacific Corp.	335,667	75,948
	Southwest Airlines Co.	2,523,000	72,183
	Republic Services, Inc.	340,689	66,210
	Safran SA	312,100	65,661
	Eaton Corp. PLC	172,210	53,996
	United Rentals, Inc.	78,815	50,972

American Funds Insurance Series  86

Asset Allocation Fund (continued)

Common stocks (continued)		Shares	Value (000)

Industrials (continued)	Copart, Inc.[1]	835,833	$45,269
	Lockheed Martin Corp.	91,466	42,724
	Quanta Services, Inc.	152,260	38,688
	Carrier Global Corp.	587,000	37,028
	Northrop Grumman Corp.	80,000	34,876
	GE Vernova, Inc.[1]	117,817	20,207
	Johnson Controls International PLC	278,300	18,499
	CSX Corp.	344,040	11,508
	Regal Rexnord Corp.	53,733	7,266

			1,700,952

Materials 4.21%	Franco-Nevada Corp.	1,597,498	189,404
	Royal Gold, Inc.	1,405,000	175,850
	Wheaton Precious Metals Corp.[4]	3,349,100	175,560
	Lundin Mining Corp.	14,980,000	166,767
	ATI, Inc.[1]	2,804,538	155,512
	Nucor Corp.	500,000	79,040
	First Quantum Minerals, Ltd.	5,805,000	76,251
	Freeport-McMoRan, Inc.	1,431,593	69,575
	Linde PLC	73,100	32,077
	Air Products and Chemicals, Inc.	45,664	11,783
	Venator Materials PLC[1,2]	4,096	2,890

			1,134,709

Consumer staples 3.57%	Philip Morris International, Inc.	3,305,485	334,945
	Constellation Brands, Inc., Class A	669,157	172,161
	Altria Group, Inc.	2,239,790	102,022
	Costco Wholesale Corp.	89,700	76,244
	Nestlé SA	609,435	62,210
	Monster Beverage Corp.[1]	702,217	35,076
	British American Tobacco PLC	1,080,000	33,199
	Dollar Tree Stores, Inc.[1]	287,000	30,643
	Keurig Dr Pepper, Inc.	907,399	30,307
	Mondelez International, Inc., Class A	440,000	28,793
	Bunge Global SA	197,085	21,043
	Procter & Gamble Co.	105,500	17,399
	Dollar General Corp.	125,000	16,529

			960,571

Energy 3.21%	Canadian Natural Resources, Ltd. (CAD denominated)	13,470,800	479,830
	ConocoPhillips	824,000	94,249
	Halliburton Co.	2,534,613	85,619
	Schlumberger NV	1,326,757	62,596
	Noble Corp. PLC, Class A	657,505	29,358
	Exxon Mobil Corp.	233,835	26,919
	Cenovus Energy, Inc. (CAD denominated)	1,348,236	26,501
	EOG Resources, Inc.	174,000	21,901
	TechnipFMC PLC[4]	715,711	18,716
	New Fortress Energy, Inc., Class A4	408,780	8,985
	TC Energy Corp. (CAD denominated)[4]	205,000	7,771
	Altera Infrastructure, LP1,2	16,129	1,205
	Constellation Oil Services Holding SA, Class B-1[1,2]	480,336	77
	Bighorn Permian Resources, LLC[2]	4,392	–	[6]

			863,727

87  American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)		Shares		Value (000)

Real estate 1.07%	Extra Space Storage, Inc. REIT	811,931		$126,182
	VICI Properties, Inc. REIT	4,209,324		120,555
	Crown Castle, Inc. REIT	435,600		42,558

				289,295

Utilities 0.16%	Constellation Energy Corp.	138,666		27,771
	FirstEnergy Corp.	400,000		15,308

				43,079

	Total common stocks (cost: $10,597,781,000)			18,380,340

Preferred securities 0.00%

Industrials 0.00%	ACR III LSC Holdings, LLC, Series B, preferred shares[1,2,5]	450		771

	Total preferred securities (cost: $466,000)			771

Rights & warrants 0.00%

Energy 0.00%	Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[1,2]	4		–	[6]

	Total rights & warrants (cost: $0)			–	[6]

Convertible stocks 0.04%

Health care 0.04%	Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2,3]	4,955,500		11,596

	Total convertible stocks (cost: $50,000,000)			11,596

Convertible bonds & notes 0.01%		Principal amount (000)

Communication services 0.01%	DISH Network Corp., convertible notes, 3.375% 8/15/2026	USD4,000		2,501

	Total convertible bonds & notes (cost: $2,707,000)			2,501

Bonds, notes & other debt instruments 23.64%

Mortgage-backed obligations 9.11%

Federal agency mortgage-backed obligations 8.42%	Fannie Mae Pool #AD7072 4.00% 6/1/2025[7]	–	[6]	–	[6]
	Fannie Mae Pool #AE3069 4.00% 9/1/2025[7]	–	[6]	–	[6]
	Fannie Mae Pool #AH0829 4.00% 1/1/2026[7]	–	[6]	–	[6]
	Fannie Mae Pool #AH6431 4.00% 2/1/2026[7]	79		77
	Fannie Mae Pool #AH5618 4.00% 2/1/2026[7]	–	[6]	–	[6]
	Fannie Mae Pool #890329 4.00% 4/1/2026[7]	9		9
	Fannie Mae Pool #MA1109 4.00% 5/1/2027[7]	1		1
	Fannie Mae Pool #MA3653 3.00% 3/1/2029[7]	9		8
	Fannie Mae Pool #AL8347 4.00% 3/1/2029[7]	49		49
	Fannie Mae Pool #254767 5.50% 6/1/2033[7]	160		160
	Fannie Mae Pool #555956 5.50% 12/1/2033[7]	102		102
	Fannie Mae Pool #BN1085 4.00% 1/1/2034[7]	296		287
	Fannie Mae Pool #929185 5.50% 1/1/2036[7]	318		319
	Fannie Mae Pool #893641 6.00% 9/1/2036[7]	542		555
	Fannie Mae Pool #893688 6.00% 10/1/2036[7]	138		141
	Fannie Mae Pool #AS8554 3.00% 12/1/2036[7]	5,069		4,673
	Fannie Mae Pool #907239 6.00% 12/1/2036[7]	22		22
	Fannie Mae Pool #928031 6.00% 1/1/2037[7]	48		49

American Funds Insurance Series  88

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)	Fannie Mae Pool #888292 6.00% 3/1/2037[7]	USD449		$460
	Fannie Mae Pool #AD0249 5.50% 4/1/2037[7]	84		85
	Fannie Mae Pool #190379 5.50% 5/1/2037[7]	45		45
	Fannie Mae Pool #924952 6.00% 8/1/2037[7]	683		698
	Fannie Mae Pool #888637 6.00% 9/1/2037[7]	8		8
	Fannie Mae Pool #995674 6.00% 5/1/2038[7]	255		261
	Fannie Mae Pool #AD0119 6.00% 7/1/2038[7]	803		823
	Fannie Mae Pool #995224 6.00% 9/1/2038[7]	7		7
	Fannie Mae Pool #AE0021 6.00% 10/1/2038[7]	251		258
	Fannie Mae Pool #AL7164 6.00% 10/1/2038[7]	173		176
	Fannie Mae Pool #889983 6.00% 10/1/2038[7]	15		15
	Fannie Mae Pool #AD0095 6.00% 11/1/2038[7]	568		581
	Fannie Mae Pool #AB0538 6.00% 11/1/2038[7]	96		98
	Fannie Mae Pool #995391 6.00% 11/1/2038[7]	11		12
	Fannie Mae Pool #AD0833 6.00% 1/1/2039[7]	–	[6]	–	[6]
	Fannie Mae Pool #AL0309 6.00% 1/1/2040[7]	52		53
	Fannie Mae Pool #AL0013 6.00% 4/1/2040[7]	152		156
	Fannie Mae Pool #AL7228 6.00% 4/1/2041[7]	193		197
	Fannie Mae Pool #AB4536 6.00% 6/1/2041[7]	359		367
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[7]	6,756		5,685
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[7]	7,786		6,517
	Fannie Mae Pool #FS0305 1.50% 1/1/2042[7]	20,333		16,400
	Fannie Mae Pool #MA4520 2.00% 1/1/2042[7]	13,249		11,089
	Fannie Mae Pool #AP2131 3.50% 8/1/2042[7]	2,699		2,470
	Fannie Mae Pool #AU8813 4.00% 11/1/2043[7]	1,806		1,710
	Fannie Mae Pool #AU9348 4.00% 11/1/2043[7]	1,012		958
	Fannie Mae Pool #AU9350 4.00% 11/1/2043[7]	868		819
	Fannie Mae Pool #AL8773 3.50% 2/1/2045[7]	4,657		4,244
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[7]	7,679		6,964
	Fannie Mae Pool #AL8354 3.50% 10/1/2045[7]	1,135		1,029
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[7]	2,395		2,171
	Fannie Mae Pool #BC7611 4.00% 5/1/2046[7]	82		77
	Fannie Mae Pool #AS8310 3.00% 11/1/2046[7]	326		289
	Fannie Mae Pool #BD9307 4.00% 11/1/2046[7]	1,271		1,189
	Fannie Mae Pool #BD9699 3.50% 12/1/2046[7]	1,421		1,286
	Fannie Mae Pool #BE1290 3.50% 2/1/2047[7]	1,892		1,714
	Fannie Mae Pool #BM1179 3.00% 4/1/2047[7]	415		365
	Fannie Mae Pool #256975 7.00% 10/1/2047[7]	2		2
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[7]	1,347		1,217
	Fannie Mae Pool #257036 7.00% 11/1/2047[7]	6		6
	Fannie Mae Pool #MA3211 4.00% 12/1/2047[7]	2,319		2,168
	Fannie Mae Pool #MA3277 4.00% 2/1/2048[7]	9		9
	Fannie Mae Pool #BK5255 4.00% 5/1/2048[7]	10		9
	Fannie Mae Pool #FM3278 3.50% 11/1/2048[7]	14,686		13,283
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[7]	1,987		1,802
	Fannie Mae Pool #CA4756 3.00% 12/1/2049[7]	1,531		1,328
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[7]	4,974		4,147
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[7]	11,280		9,393
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[7]	348		300
	Fannie Mae Pool #CA7737 2.50% 11/1/2050[7]	9,151		7,590
	Fannie Mae Pool #CA7599 2.50% 11/1/2050[7]	1,426		1,191
	Fannie Mae Pool #FM4897 3.00% 11/1/2050[7]	12,840		11,236
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[7]	6,150		4,870
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[7]	3,567		2,968
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[7]	4,442		3,505
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[7]	5,000		4,295
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[7]	601		517
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[7]	462		397
	Fannie Mae Pool #MA4378 2.00% 7/1/2051[7]	164		129
	Fannie Mae Pool #FM8453 3.00% 8/1/2051[7]	4,308		3,741
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[7]	78		67

89  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)	Fannie Mae Pool #MA4465 2.00% 11/1/2051[7]	USD9,007	$7,073
	Fannie Mae Pool #CB2078 3.00% 11/1/2051[7]	8,781	7,533
	Fannie Mae Pool #MA4492 2.00% 12/1/2051[7]	2,597	2,038
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[7]	15,565	12,897
	Fannie Mae Pool #CB2375 2.50% 12/1/2051[7]	7,243	6,008
	Fannie Mae Pool #CB2319 2.50% 12/1/2051[7]	177	147
	Fannie Mae Pool #BT9483 2.50% 12/1/2051[7]	85	71
	Fannie Mae Pool #CB2372 2.50% 12/1/2051[7]	84	70
	Fannie Mae Pool #BT9510 2.50% 12/1/2051[7]	84	70
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052[7]	3,141	2,466
	Fannie Mae Pool #FS0182 3.00% 1/1/2052[7]	11,326	9,720
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[7]	7,915	6,215
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[7]	5,434	4,260
	Fannie Mae Pool #BV3083 2.00% 2/1/2052[7]	1,073	842
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[7]	59,325	51,449
	Fannie Mae Pool #BV3101 2.00% 3/1/2052[7]	3,156	2,478
	Fannie Mae Pool #FS1742 2.00% 3/1/2052[7]	2,641	2,073
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[7]	1,938	1,521
	Fannie Mae Pool #BV4169 2.00% 3/1/2052[7]	1,419	1,114
	Fannie Mae Pool #BV4172 2.00% 3/1/2052[7]	1,362	1,069
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[7]	6,278	4,923
	Fannie Mae Pool #FS1598 2.00% 4/1/2052[7]	3,221	2,523
	Fannie Mae Pool #FS7329 2.00% 6/1/2052[7]	2,572	2,017
	Fannie Mae Pool #BW2918 4.50% 6/1/2052[7]	5,626	5,314
	Fannie Mae Pool #FS6986 2.00% 7/1/2052[7]	5,423	4,252
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[7]	683	645
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[7]	11,484	10,847
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[7]	855	809
	Fannie Mae Pool #FS5554 4.50% 11/1/2052[7]	3,219	3,041
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[7]	2,632	2,598
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[7]	1,114	1,100
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[7]	2,781	2,749
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[7]	7,391	6,767
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[7]	811	786
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[7]	192	189
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[7]	25,518	24,675
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[7]	681	672
	Fannie Mae Pool #CB6491 6.50% 6/1/2053[7]	1,536	1,579
	Fannie Mae Pool #CB6490 6.50% 6/1/2053[7]	525	536
	Fannie Mae Pool #CB6468 6.50% 6/1/2053[7]	388	396
	Fannie Mae Pool #FS7823 2.00% 7/1/2053[7]	13,386	10,504
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[7]	2,552	2,518
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[7]	112	110
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[7]	23,988	24,071
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[7]	1,986	1,960
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[7]	5,848	5,867
	Fannie Mae Pool #BY1418 4.00% 11/1/2053[7]	15,857	14,518
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[7]	8,784	8,814
	Fannie Mae Pool #BY1448 4.00% 12/1/2053[7]	12,058	11,039
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[7]	293	290
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[7]	9,559	9,744
	Fannie Mae Pool #BY1343 4.00% 2/1/2054[7]	12,961	11,864
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[7]	271	267
	Fannie Mae Pool #CB7932 6.00% 2/1/2054[7]	3,672	3,696
	Fannie Mae Pool #CB7933 6.50% 2/1/2054[7]	2,911	2,971
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[7]	14,315	14,123
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[7]	5,348	5,282
	Fannie Mae Pool #CB8163 6.00% 3/1/2054[7]	983	990
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[7]	11	11
	Fannie Mae Pool #MA5341 4.00% 4/1/2054[7]	24,586	22,506
	Fannie Mae Pool #CB8337 5.50% 4/1/2054[7]	8,038	7,938

American Funds Insurance Series  90

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)	Fannie Mae Pool #MA5378 4.00% 5/1/2054[7]	USD4,436	$4,061
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[7]	1,240	1,251
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[7]	1,084	1,092
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[7]	1,576	1,559
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[7]	563	567
	Fannie Mae Pool #BM6736 4.50% 11/1/2059[7]	10,197	9,704
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[7]	3,614	3,007
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[7]	21	22
	Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[7]	65	65
	Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[7]	31	26
	Freddie Mac Pool #C91912 3.00% 2/1/2037[7]	9,285	8,543
	Freddie Mac Pool #G03978 5.00% 3/1/2038[7]	371	367
	Freddie Mac Pool #G04553 6.50% 9/1/2038[7]	41	43
	Freddie Mac Pool #G08347 4.50% 6/1/2039[7]	56	55
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[7]	22,289	18,840
	Freddie Mac Pool #C03518 5.00% 9/1/2040[7]	507	502
	Freddie Mac Pool #Q05807 4.00% 1/1/2042[7]	1,401	1,325
	Freddie Mac Pool #Q23185 4.00% 11/1/2043[7]	1,065	1,010
	Freddie Mac Pool #Q23190 4.00% 11/1/2043[7]	706	667
	Freddie Mac Pool #760014 2.838% 8/1/2045[7,8]	149	145
	Freddie Mac Pool #Q37988 4.00% 12/1/2045[7]	4,731	4,439
	Freddie Mac Pool #G60344 4.00% 12/1/2045[7]	4,215	3,955
	Freddie Mac Pool #Z40130 3.00% 1/1/2046[7]	3,760	3,323
	Freddie Mac Pool #Q41090 4.50% 6/1/2046[7]	196	190
	Freddie Mac Pool #Q41909 4.50% 7/1/2046[7]	200	193
	Freddie Mac Pool #760015 2.67% 1/1/2047[7,8]	384	363
	Freddie Mac Pool #Q46021 3.50% 2/1/2047[7]	1,097	995
	Freddie Mac Pool #SI2002 4.00% 3/1/2048[7]	2,021	1,883
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[7]	367	316
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[7]	30,169	23,754
	Freddie Mac Pool #SD7528 2.00% 11/1/2050[7]	15,946	12,734
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[7]	27,893	22,159
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[7]	369	320
	Freddie Mac Pool #SD8160 2.00% 8/1/2051[7]	847	666
	Freddie Mac Pool #RA5782 2.50% 9/1/2051[7]	9,191	7,637
	Freddie Mac Pool #SD7545 2.50% 9/1/2051[7]	6,264	5,224
	Freddie Mac Pool #RA5971 3.00% 9/1/2051[7]	6,078	5,247
	Freddie Mac Pool #QC6456 3.00% 9/1/2051[7]	667	569
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[7]	163	141
	Freddie Mac Pool #QD1841 2.00% 11/1/2051[7]	4,022	3,156
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[7]	1,730	1,356
	Freddie Mac Pool #RA6483 2.50% 12/1/2051[7]	6,184	5,130
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[7]	2,162	1,797
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[7]	308	266
	Freddie Mac Pool #QD5748 2.00% 2/1/2052[7]	909	714
	Freddie Mac Pool #SD8193 2.00% 2/1/2052[7]	881	690
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[7]	939	838
	Freddie Mac Pool #SD5343 2.00% 3/1/2052[7]	4,474	3,509
	Freddie Mac Pool #SD8199 2.00% 3/1/2052[7]	3,102	2,432
	Freddie Mac Pool #QD8408 2.00% 3/1/2052[7]	1,182	927
	Freddie Mac Pool #QD8103 2.00% 3/1/2052[7]	893	700
	Freddie Mac Pool #QD8820 2.00% 3/1/2052[7]	268	210
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[7]	3,138	2,462
	Freddie Mac Pool #QE0312 2.00% 4/1/2052[7]	1,127	884
	Freddie Mac Pool #SD7554 2.50% 4/1/2052[7]	83	69
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[7]	50	44
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[7]	2,276	2,089
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[7]	12,205	10,398
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[7]	1,274	1,098
	Freddie Mac Pool #QE7976 4.50% 8/1/2052[7]	41,461	39,161
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[7]	188	177

91  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)	Freddie Mac Pool #QF0212 4.50% 9/1/2052[7]	USD863	$815
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[7]	211	200
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[7]	126	119
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[7]	1,180	1,143
	Freddie Mac Pool #QF1236 4.50% 10/1/2052[7]	1,253	1,183
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[7]	82	77
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[7]	6,271	6,072
	Freddie Mac Pool #SD8297 4.00% 2/1/2053[7]	1,940	1,778
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[7]	18,182	16,645
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[7]	1,298	1,256
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[7]	86	81
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[7]	427	412
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[7]	3,034	2,994
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[7]	723	742
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[7]	634	648
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[7]	583	600
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[7]	561	579
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[7]	404	417
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[7]	295	303
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[7]	218	222
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[7]	158	164
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[7]	34	33
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[7]	9,215	9,095
	Freddie Mac Pool #QH1153 4.00% 9/1/2053[7]	494	453
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[7]	27,916	27,547
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[7]	5,721	5,751
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[7]	130,134	125,836
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[7]	25,587	25,249
	Freddie Mac Pool #SD8406 4.00% 1/1/2054[7]	11,885	10,879
	Freddie Mac Pool #SD8413 4.00% 2/1/2054[7]	22,785	20,856
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[7]	12,411	12,245
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[7]	1,722	1,704
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[7]	1,308	1,292
	Freddie Mac Pool #SD8428 4.00% 5/1/2054[7]	1,005	920
	Freddie Mac Pool #RJ1417 5.50% 5/1/2054[7]	16,539	16,370
	Freddie Mac Pool #RJ1419 5.50% 5/1/2054[7]	7,984	7,892
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[7]	3,077	3,045
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[7]	690	632
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[7]	460	455
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[7]	1,810	1,821
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[7]	1,260	1,270
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[7]	766	758
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[7]	225	227
	Freddie Mac, Series T041, Class 3A, 4.336% 7/25/2032[7,8]	160	150
	Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[7]	11,374	11,629
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[7,8]	2,296	2,105
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[7,8]	983	907
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[7]	4,513	4,117
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[7,8]	4,378	4,010
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[7,8]	820	728
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[7]	681	609
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[7]	1,456	1,372
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[7]	1,749	1,540

American Funds Insurance Series  92

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[7]	USD7,854	$7,296
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[7]	4,595	4,149
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[7]	1,821	1,712
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[7]	3,584	3,402
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[7]	2,455	2,290
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[7]	2,254	2,082
	Government National Mortgage Assn. 2.50% 7/1/2054[7,9]	14,000	11,770
	Government National Mortgage Assn. 3.00% 7/1/2054[7,9]	32,663	28,462
	Government National Mortgage Assn. 4.00% 7/1/2054[7,9]	14,285	13,202
	Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048[7]	421	392
	Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[7]	283	273
	Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[7]	168	162
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[7]	7,236	5,868
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[7]	72,466	58,755
	Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[7]	1,469	1,416
	Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051[7]	406	391
	Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[7]	152	128
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[7]	13,059	10,983
	Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052[7]	142	128
	Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052[7]	924	777
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[7]	697	626
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[7]	1,585	1,466
	Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052[7]	32,854	29,510
	Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052[7]	2,386	2,008
	Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053[7]	2,081	1,752
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[7]	3,153	2,999
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[7]	29,544	28,103
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[7]	2,065	1,539
	Uniform Mortgage-Backed Security 2.50% 7/1/2039[7,9]	638	576
	Uniform Mortgage-Backed Security 2.00% 7/1/2054[7,9]	111,474	87,202
	Uniform Mortgage-Backed Security 2.50% 7/1/2054[7,9]	210,980	172,303
	Uniform Mortgage-Backed Security 3.00% 7/1/2054[7,9]	46,540	39,596
	Uniform Mortgage-Backed Security 3.50% 7/1/2054[7,9]	101,292	89,659
	Uniform Mortgage-Backed Security 4.00% 7/1/2054[7,9]	59,638	54,575
	Uniform Mortgage-Backed Security 4.50% 7/1/2054[7,9]	62,783	59,195
	Uniform Mortgage-Backed Security 5.00% 7/1/2054[7,9]	16,500	15,948
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[7,9]	57,079	56,300
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[7,9]	42,142	42,265
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[7,9]	114,534	116,583
	Uniform Mortgage-Backed Security 2.50% 8/1/2054[7,9]	104,050	85,065
	Uniform Mortgage-Backed Security 3.00% 8/1/2054[7,9]	20,104	17,120
	Uniform Mortgage-Backed Security 3.50% 8/1/2054[7,9]	27,000	23,903
	Uniform Mortgage-Backed Security 4.50% 8/1/2054[7,9]	35,000	33,008
	Uniform Mortgage-Backed Security 5.00% 8/1/2054[7,9]	9,000	8,698
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[7,9]	58,728	58,873
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[7,9]	18,304	18,620

			2,268,656

Commercial mortgage-backed securities 0.53%	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056[7]	5,368	5,573
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[7,8]	857	905
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[7]	2,909	2,483
	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[7]	1,000	943
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[7]	2,960	2,479

93  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Commercial mortgage-backed securities (continued)	BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 6.771% 4/15/2029[5,7,8]	USD6,164	$6,177
	BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.032% 9/15/2034[5,7,8]	5,711	5,633
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[5,7,8]	4,505	4,452
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[5,7,8]	7,968	7,875
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.74% 10/15/2036[5,7,8]	5,968	5,889
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.113% 6/15/2038[5,7,8]	6,609	6,539
	BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.313% 6/15/2038[5,7,8]	1,193	1,179
	BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.543% 6/15/2038[5,7,8]	1,078	1,064
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.293% 11/15/2038[5,7,8]	4,955	4,901
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.319% 2/15/2039[5,7,8]	6,334	6,264
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[5,7,8]	3,606	3,614
	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 4/10/2048[7]	42	42
	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[7]	4,735	4,660
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[7]	322	318
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[5,7]	3,677	3,774
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/2038[5,7,8]	1,429	1,424
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.823% 7/15/2038[5,7,8]	1,304	1,300
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.143% 7/15/2038[5,7,8]	1,363	1,361
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[5,7]	3,795	3,104
	Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 7.02% 5/15/2041[5,7,8]	9,264	9,275
	GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038[5,7,8]	1,355	1,321
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[7]	2,489	2,119
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[5,7]	1,698	1,519
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[5,7]	578	484
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[5,7,8]	100	81
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD CME Term SOFR + 1.514%) 6.85% 10/15/2038[5,7,8]	1,326	1,323
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[5,7]	13,772	12,258
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.244% 4/15/2038[5,7,8]	3,314	3,289
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[7]	192	190
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 4/15/2048[7]	107	107
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.72% 5/15/2039[5,7,8]	4,424	4,409
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[5,7]	2,194	1,794

American Funds Insurance Series  94

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Commercial mortgage-backed securities (continued)	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.174% 11/15/2038[5,7,8]	USD4,601	$4,561
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.329% 1/15/2039[5,7,8]	10,709	10,584
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.118% 11/15/2027[5,7,8]	6,379	6,402

			141,669

Collateralized mortgage-backed obligations (privately originated) 0.16%	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[5,7,8]	836	720
	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[5,7,8]	740	734
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[5,7]	3,693	3,495
	CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[7]	133	127
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[5,7]	1,897	2,078
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[5,7]	5,901	6,403
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (30-day Average USD-SOFR + 3.414%) 8.75% 10/25/2027[7,8]	56	56
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.485% 9/25/2042[5,7,8]	612	620
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 6.585% 5/25/2044[5,7,8]	4,467	4,487
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[5,7]	3,958	3,637
	MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034[7]	261	251
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.31% 11/25/2055[5,7,8]	4,040	4,039
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[5,7,10]	3,695	3,733
	Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[5,7,10]	5,045	4,924
	Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[5,7]	2,446	2,260
	Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[5,7]	2,899	2,735
	Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[5,7,10]	2,875	2,882

			43,181

	Total mortgage-backed obligations		2,453,506

U.S. Treasury bonds & notes 6.04%

U.S. Treasury 5.91%	U.S. Treasury 4.25% 9/30/2024	880	878
	U.S. Treasury 1.00% 12/15/2024	10,725	10,520
	U.S. Treasury 3.875% 4/30/2025	4,250	4,204
	U.S. Treasury 4.625% 6/30/2025	160,260	159,496
	U.S. Treasury 4.75% 7/31/2025	71,532	71,283
	U.S. Treasury 5.00% 10/31/2025	2,418	2,418
	U.S. Treasury 4.875% 11/30/2025	12,250	12,237
	U.S. Treasury 4.25% 1/31/2026	1,813	1,796
	U.S. Treasury 0.50% 2/28/2026	42,515	39,590
	U.S. Treasury 4.625% 2/28/2026	2,096	2,088
	U.S. Treasury 3.625% 5/15/2026	1,195	1,171
	U.S. Treasury 4.625% 6/30/2026	13,850	13,824
	U.S. Treasury 0.75% 8/31/2026	52	48
	U.S. Treasury 0.875% 9/30/2026	565	520
	U.S. Treasury 1.125% 10/31/2026	471	435
	U.S. Treasury 4.625% 11/15/2026	7,985	7,982
	U.S. Treasury 4.00% 1/15/2027	8,825	8,697
	U.S. Treasury 4.125% 2/15/2027	1,404	1,388
	U.S. Treasury 1.125% 2/28/2027	762	697

95  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury (continued)	U.S. Treasury 2.375% 5/15/2027	USD880	$829
	U.S. Treasury 2.625% 5/31/2027	96,250	91,282
	U.S. Treasury 4.625% 6/15/2027	924	927
	U.S. Treasury 0.50% 6/30/2027	36,300	32,259
	U.S. Treasury 4.125% 9/30/2027	90,000	88,998
	U.S. Treasury 4.00% 2/29/2028	46,200	45,494
	U.S. Treasury 3.625% 3/31/2028	10	10
	U.S. Treasury 3.50% 4/30/2028	5,600	5,415
	U.S. Treasury 1.25% 9/30/2028	3,142	2,761
	U.S. Treasury 4.00% 1/31/2029	127,369	125,386
	U.S. Treasury 2.875% 4/30/2029	50,000	46,759
	U.S. Treasury 4.25% 6/30/2029	48,480	48,260
	U.S. Treasury 1.50% 2/15/2030	16,651	14,291
	U.S. Treasury 4.00% 2/28/2030	1,598	1,569
	U.S. Treasury 0.625% 5/15/2030	20,225	16,344
	U.S. Treasury 4.00% 7/31/2030	8,160	8,003
	U.S. Treasury 4.875% 10/31/2030	50,765	52,199
	U.S. Treasury 4.25% 6/30/2031	31,288	31,180
	U.S. Treasury 2.875% 5/15/2032	50,000	45,041
	U.S. Treasury 4.125% 11/15/2032	723	711
	U.S. Treasury 3.50% 2/15/2033	29,540	27,682
	U.S. Treasury 3.875% 8/15/2033	136,086	130,930
	U.S. Treasury 4.375% 5/15/2034	46,050	46,068
	U.S. Treasury 1.125% 5/15/2040[11]	37,775	23,257
	U.S. Treasury 1.375% 11/15/2040	17,695	11,171
	U.S. Treasury 1.75% 8/15/2041	37,854	25,020
	U.S. Treasury 2.00% 11/15/2041	1,181	812
	U.S. Treasury 4.625% 5/15/2044	43,595	43,512
	U.S. Treasury 2.50% 2/15/2046	3,755	2,647
	U.S. Treasury 3.00% 5/15/2047	9,355	7,158
	U.S. Treasury 3.00% 2/15/2048	336	256
	U.S. Treasury 1.375% 8/15/2050[11]	12,500	6,400
	U.S. Treasury 2.25% 2/15/2052	72,025	45,906
	U.S. Treasury 4.00% 11/15/2052	8,369	7,627
	U.S. Treasury 3.625% 2/15/2053[11]	125,000	106,394
	U.S. Treasury 3.625% 5/15/2053	22,676	19,306
	U.S. Treasury 4.25% 2/15/2054[11]	95,597	91,068

			1,592,204

U.S. Treasury inflation-protected securities 0.13%	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[12]	26,473	25,939
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[12]	4,891	4,770
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[12]	4,108	3,974

			34,683

	Total U.S. Treasury bonds & notes		1,626,887

Corporate bonds, notes & loans 5.90%

Financials 1.47%	AerCap Ireland Capital DAC 2.45% 10/29/2026	5,457	5,092
	AG Issuer, LLC 6.25% 3/1/2028[5]	4,470	4,377
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[5]	1,072	1,113
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[5,10]	4,250	4,343
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[5]	2,100	1,969
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[5]	2,295	2,150
	Ally Financial, Inc. 8.00% 11/1/2031	3,000	3,315
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[10]	4,810	4,859
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[10]	2,686	2,864
	American International Group, Inc. 5.125% 3/27/2033	2,937	2,895
	AmWINS Group, Inc. 4.875% 6/30/2029[5]	1,348	1,256
	Aretec Group, Inc. 7.50% 4/1/2029[5]	1,250	1,206

American Funds Insurance Series  96

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Financials (continued)	Banco Santander, SA 2.746% 5/28/2025	USD1,200	$1,169
	Banco Santander, SA 5.147% 8/18/2025	1,400	1,390
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[10]	2,428	2,153
	Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[10]	2,250	2,237
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[10]	2,098	2,095
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[10]	1,000	818
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[10]	4,535	4,490
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[10]	8,050	8,045
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[10]	3,477	3,457
	Berkshire Hathaway, Inc. 3.125% 3/15/2026	500	484
	Block, Inc. 3.50% 6/1/2031	2,325	2,007
	Blue Owl Capital Corp. 4.00% 3/30/2025	102	100
	Blue Owl Capital Corp. 3.40% 7/15/2026	1,290	1,216
	Blue Owl Capital Corp. II 4.625% 11/26/2024[5]	512	509
	Blue Owl Capital Corp. III 3.125% 4/13/2027	2,520	2,306
	Blue Owl Credit Income Corp. 4.70% 2/8/2027	2,500	2,380
	Blue Owl Credit Income Corp. 6.65% 3/15/2031	1,630	1,594
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[5,10]	3,062	2,847
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[5,10]	2,829	2,470
	BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[5,10]	281	280
	Boost Newco Borrower, LLC 7.50% 1/15/2031[5]	1,150	1,200
	BPCE SA 5.15% 7/21/2024[5]	3,710	3,707
	BPCE SA 1.00% 1/20/2026[5]	500	467
	BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[5,10]	271	269
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[5,10]	8,125	8,096
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[5,10]	1,450	1,474
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[5,10]	4,375	4,358
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[10]	4,609	4,638
	Castlelake Aviation Finance DAC 5.00% 4/15/2027[5]	3,370	3,263
	Chubb INA Holdings, LLC 3.35% 5/3/2026	880	852
	Chubb INA Holdings, LLC 5.00% 3/15/2034	4,223	4,183
	Chubb INA Holdings, LLC 4.35% 11/3/2045	400	346
	Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[10]	8,000	7,998
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[10]	6,275	6,240
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[10]	3,254	2,899
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[10]	1,475	1,501
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[10]	4,250	4,395
	CME Group, Inc. 3.75% 6/15/2028	3,425	3,300
	Coinbase Global, Inc. 3.375% 10/1/2028[5]	4,875	4,184
	Coinbase Global, Inc. 3.625% 10/1/2031[5]	5,230	4,198
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[5]	820	779
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[5]	715	648
	Cooperatieve Rabobank UA 4.375% 8/4/2025	4,500	4,431
	Corebridge Financial, Inc. 3.50% 4/4/2025	642	631
	Corebridge Financial, Inc. 3.65% 4/5/2027	914	875
	Corebridge Financial, Inc. 3.85% 4/5/2029	621	582
	Corebridge Financial, Inc. 3.90% 4/5/2032	351	314
	Corebridge Financial, Inc. 4.35% 4/5/2042	203	167
	Corebridge Financial, Inc. 4.40% 4/5/2052	489	385
	Crédit Agricole SA 4.375% 3/17/2025[5]	850	840
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[10]	6,650	6,151
	Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[10]	1,109	1,108
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[10]	2,250	2,323
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[10]	750	780
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[10]	300	264
	DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[5,10]	7,750	7,775
	Fidelity National Information Services, Inc. 3.10% 3/1/2041	302	217

97  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Financials (continued)	Fiserv, Inc. 3.50% 7/1/2029	USD471	$436
	Fiserv, Inc. 2.65% 6/1/2030	3,605	3,138
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[10]	2,198	2,030
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[10]	4,000	3,732
	Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[10]	390	370
	Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[10]	2,323	1,954
	Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[10]	2,000	1,480
	Hightower Holding, LLC 6.75% 4/15/2029[5]	870	815
	HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[10]	625	618
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[10]	1,436	1,202
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[10]	400	333
	HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[10]	770	802
	HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[10]	5,839	5,873
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[10]	537	562
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,254	2,270
	Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/ 2032)[5,10]	4,600	5,076
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[5,10]	3,621	3,786
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[10]	2,975	2,772
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[10]	1,066	1,060
	JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[10]	4,000	3,903
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[10]	3,740	3,703
	JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[10]	4,250	4,392
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[10]	4,750	4,826
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[10]	4,411	4,394
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[10]	4,250	4,362
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[10]	1,222	1,141
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[5]	355	358
	Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[10]	800	743
	Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[10]	10,155	10,120
	Marsh & McLennan Companies, Inc. 4.375% 3/15/2029	1,705	1,667
	Marsh & McLennan Companies, Inc. 4.90% 3/15/2049	719	644
	Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	920	573
	Mastercard, Inc. 4.85% 3/9/2033	4,258	4,241
	Metropolitan Life Global Funding I 5.15% 3/28/2033[5]	1,600	1,581
	Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[10]	2,450	2,427
	Morgan Stanley 3.125% 7/27/2026	325	311
	Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[10]	425	423
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[10]	4,458	4,445
	Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[10]	4,150	4,176
	Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[10]	2,500	2,462
	Nasdaq, Inc. 5.35% 6/28/2028	1,926	1,944
	Nasdaq, Inc. 5.55% 2/15/2034	4,870	4,879
	Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[5]	1,630	1,641
	Navient Corp. 6.75% 6/15/2026	300	302
	Navient Corp. 5.50% 3/15/2029	10,330	9,441
	Navient Corp. 11.50% 3/15/2031	4,860	5,358
	New York Life Global Funding 2.35% 7/14/2026[5]	590	559
	New York Life Global Funding 4.55% 1/28/2033[5]	1,263	1,202
	Northwestern Mutual Global Funding 1.75% 1/11/2027[5]	2,500	2,308
	OneMain Finance Corp. 3.875% 9/15/2028	756	679
	OneMain Finance Corp. 7.875% 3/15/2030	2,565	2,647
	Osaic Holdings, Inc. 10.75% 8/1/2027[5]	2,420	2,494
	Owl Rock Capital Corp. 3.75% 7/22/2025	2,874	2,803

American Funds Insurance Series  98

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Financials (continued)	Oxford Finance, LLC 6.375% 2/1/2027[5]	USD1,125	$1,085
	PayPal Holdings, Inc. 2.65% 10/1/2026	662	627
	PayPal Holdings, Inc. 2.30% 6/1/2030	616	531
	Power Finance Corp., Ltd. 5.25% 8/10/2028	383	380
	Power Finance Corp., Ltd. 6.15% 12/6/2028	350	359
	Power Finance Corp., Ltd. 4.50% 6/18/2029	554	530
	Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,117
	Prudential Financial, Inc. 4.35% 2/25/2050	2,205	1,798
	Prudential Financial, Inc. 3.70% 3/13/2051	755	548
	Rocket Mortgage, LLC 2.875% 10/15/2026[5]	2,110	1,972
	Rocket Mortgage, LLC 3.625% 3/1/2029[5]	1,505	1,366
	Royal Bank of Canada 1.15% 6/10/2025	4,711	4,525
	Starwood Property Trust, Inc. 4.375% 1/15/2027[5]	3,580	3,393
	Starwood Property Trust, Inc. 7.25% 4/1/2029[5]	425	430
	Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[5,10]	1,000	966
	Toronto-Dominion Bank (The) 0.75% 9/11/2025	5,375	5,088
	Toronto-Dominion Bank (The) 1.25% 9/10/2026	2,425	2,224
	Toronto-Dominion Bank (The) 1.95% 1/12/2027	2,500	2,321
	Travelers Companies, Inc. 4.00% 5/30/2047	860	693
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[10]	1,677	1,781
	Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/2032[8,13]	4,160	4,252
	U.S. Bancorp 2.375% 7/22/2026	4,000	3,776
	UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[5,10]	1,568	1,558
	UBS Group AG 4.125% 9/24/2025[5]	2,750	2,698
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[5,10]	1,250	1,208
	UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[5,10,14]	800	755
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[5,10]	3,575	3,569
	UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[5,10]	3,075	3,073
	UniCredit SpA 4.625% 4/12/2027[5]	625	610
	Wells Fargo & Co. 2.164% 2/11/2026 (3-month USD CME Term SOFR + 1.012% on 2/11/2025)[10]	8,000	7,828
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[10]	7,025	7,087
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[10]	400	369
	Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[10]	7,225	7,499
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[10]	3,750	3,999
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[10]	3,000	2,942
	Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[10]	3,325	2,749
	Westpac Banking Corp. 2.963% 11/16/2040	1,500	1,052

			395,540

Health care 0.64%	AdaptHealth, LLC 6.125% 8/1/2028[5]	645	616
	AdaptHealth, LLC 4.625% 8/1/2029[5]	1,990	1,727
	AdaptHealth, LLC 5.125% 3/1/2030[5]	1,010	884
	Amgen, Inc. 5.25% 3/2/2030	1,244	1,254
	Amgen, Inc. 5.25% 3/2/2033	2,500	2,494
	Amgen, Inc. 5.60% 3/2/2043	1,500	1,479
	Amgen, Inc. 5.65% 3/2/2053	378	373
	Amgen, Inc. 4.40% 2/22/2062	1,697	1,349
	Amgen, Inc. 5.75% 3/2/2063	258	253
	AstraZeneca Finance, LLC 1.75% 5/28/2028	1,871	1,660
	AstraZeneca Finance, LLC 4.90% 2/26/2031	1,850	1,846
	AstraZeneca Finance, LLC 2.25% 5/28/2031	742	627
	AstraZeneca Finance, LLC 5.00% 2/26/2034	5,800	5,770

99  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Health care (continued)	AstraZeneca PLC 3.375% 11/16/2025	USD1,140	$1,112
	Bausch Health Companies, Inc. 5.50% 11/1/2025[5]	6,275	5,851
	Bausch Health Companies, Inc. 4.875% 6/1/2028[5]	7,450	5,584
	Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.694% 2/1/2027[8,13]	987	902
	Baxter International, Inc. 1.322% 11/29/2024	7,109	6,981
	Baxter International, Inc. 1.915% 2/1/2027	4,739	4,345
	Baxter International, Inc. 2.272% 12/1/2028	3,180	2,804
	Bayer US Finance, LLC 6.125% 11/21/2026[5]	6,047	6,113
	Bayer US Finance, LLC 6.25% 1/21/2029[5]	3,451	3,525
	Becton, Dickinson and Co. 5.081% 6/7/2029	3,363	3,361
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	3,750	3,744
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	1,800	1,807
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	825	824
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	2,550	2,493
	Centene Corp. 4.25% 12/15/2027	565	540
	Centene Corp. 4.625% 12/15/2029	1,265	1,197
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[5]	2,750	2,563
	CHS / Community Health Systems, Inc. 5.25% 5/15/2030[5]	4,325	3,570
	CVS Health Corp. 5.00% 1/30/2029	3,831	3,793
	CVS Health Corp. 5.40% 6/1/2029	4,144	4,150
	CVS Health Corp. 5.55% 6/1/2031	3,039	3,043
	CVS Health Corp. 5.70% 6/1/2034	4,053	4,044
	Elevance Health, Inc. 2.375% 1/15/2025	818	804
	Elevance Health, Inc. 4.90% 2/8/2026	1,417	1,406
	Elevance Health, Inc. 4.75% 2/15/2033	811	784
	Elevance Health, Inc. 5.125% 2/15/2053	344	317
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[5]	2,200	2,273
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.826% 4/23/2031[8,13]	2,575	2,573
	Gilead Sciences, Inc. 5.25% 10/15/2033	2,642	2,663
	HCA, Inc. 3.375% 3/15/2029	804	739
	HCA, Inc. 3.625% 3/15/2032	1,000	881
	HCA, Inc. 4.375% 3/15/2042	1,500	1,234
	HCA, Inc. 4.625% 3/15/2052	1,450	1,171
	Humana, Inc. 5.375% 4/15/2031	3,194	3,178
	Humana, Inc. 5.75% 4/15/2054	1,517	1,463
	Jazz Securities DAC 4.375% 1/15/2029[5]	1,975	1,835
	Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	2,213	2,163
	Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	4,000	3,847
	Molina Healthcare, Inc. 3.875% 11/15/2030[5]	2,899	2,579
	Molina Healthcare, Inc. 3.875% 5/15/2032[5]	3,855	3,344
	Novant Health, Inc. 3.168% 11/1/2051	3,750	2,511
	Novartis Capital Corp. 1.75% 2/14/2025	500	489
	Novartis Capital Corp. 2.00% 2/14/2027	636	592
	Owens & Minor, Inc. 4.50% 3/31/2029[5]	5,065	4,373
	Owens & Minor, Inc. 6.625% 4/1/2030[5]	1,495	1,361
	Radiology Partners, Inc. 3.50% PIK and 4.28% Cash 1/31/2029[5,15]	3,199	3,003
	Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 9.08% Cash 1/31/2029[8,13,15]	3,351	3,188
	Summa Health 3.511% 11/15/2051	1,655	1,208
	Tenet Healthcare Corp. 4.25% 6/1/2029	1,560	1,454
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	16,940	15,912
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	11,995	11,549
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	2,625	1,836

			173,408

American Funds Insurance Series  100

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Communication services 0.63%	AT&T, Inc. 3.50% 9/15/2053	USD5,140	$3,492
	CCO Holdings, LLC 4.75% 3/1/2030[5]	2,658	2,304
	CCO Holdings, LLC 4.50% 8/15/2030[5]	3,500	2,966
	CCO Holdings, LLC 4.25% 2/1/2031[5]	4,286	3,503
	CCO Holdings, LLC 4.75% 2/1/2032[5]	2,150	1,762
	CCO Holdings, LLC 4.50% 5/1/2032	6,268	5,053
	CCO Holdings, LLC 4.50% 6/1/2033[5]	157	124
	CCO Holdings, LLC 4.25% 1/15/2034[5]	116	88
	Charter Communications Operating, LLC 4.908% 7/23/2025	116	115
	Charter Communications Operating, LLC 5.25% 4/1/2053	3,750	2,945
	Comcast Corp. 2.35% 1/15/2027	4,000	3,746
	Comcast Corp. 4.80% 5/15/2033	2,416	2,353
	Comcast Corp. 5.65% 6/1/2054	2,281	2,279
	Connect Finco SARL 6.75% 10/1/2026[5]	3,800	3,671
	CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.829% 1/18/2028[8,13]	2,693	2,595
	DIRECTV Financing, LLC 5.875% 8/15/2027[5]	3,655	3,441
	DIRECTV Financing, LLC 8.875% 2/1/2030[5]	925	906
	DISH DBS Corp. 5.875% 11/15/2024	7,055	6,705
	DISH Network Corp. 11.75% 11/15/2027[5]	5,000	4,907
	Embarq Corp. 7.995% 6/1/2036	7,409	973
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[5]	7,210	6,800
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[5]	4,400	4,040
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	3,850	3,358
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[5]	2,900	2,527
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[5]	1,100	1,135
	Frontier Communications Holdings, LLC 8.625% 3/15/2031[5]	1,000	1,031
	Gray Television, Inc. 7.00% 5/15/2027[5]	1,969	1,815
	Gray Television, Inc. 10.50% 7/15/2029[5]	4,805	4,836
	Gray Television, Inc. 4.75% 10/15/2030[5]	1,850	1,112
	Gray Television, Inc. 5.375% 11/15/2031[5]	7,010	3,979
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[5]	5,516	5,146
	Ligado Networks, LLC 15.50% PIK 11/1/2023[5,15,16]	5,838	861
	Ligado Networks, LLC, Term Loan, 17.50% PIK 11/1/2023[2,13,15,16]	571	542
	Midas OpCo Holdings, LLC 5.625% 8/15/2029[5]	3,205	2,963
	Netflix, Inc. 5.875% 11/15/2028	1,313	1,353
	Netflix, Inc. 5.375% 11/15/2029[5]	20	20
	Nexstar Media, Inc. 4.75% 11/1/2028[5]	3,950	3,515
	SBA Tower Trust 1.631% 11/15/2026[5]	8,707	7,914
	Scripps Escrow II, Inc. 3.875% 1/15/2029[5]	2,325	1,622
	Sirius XM Radio, Inc. 4.00% 7/15/2028[5]	3,575	3,233
	Sirius XM Radio, Inc. 4.125% 7/1/2030[5]	2,272	1,942
	Sirius XM Radio, Inc. 3.875% 9/1/2031[5]	6,252	5,108
	Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,438	2,219
	Tencent Holdings, Ltd. 2.39% 6/3/2030	566	486
	T-Mobile USA, Inc. 1.50% 2/15/2026	500	470
	T-Mobile USA, Inc. 2.05% 2/15/2028	325	292
	T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,906
	T-Mobile USA, Inc. 4.80% 7/15/2028	4,000	3,947
	T-Mobile USA, Inc. 5.75% 1/15/2054	3,550	3,536
	T-Mobile USA, Inc. 6.00% 6/15/2054	3,116	3,225
	T-Mobile USA, Inc. 5.50% 1/15/2055	2,051	1,979
	Univision Communications, Inc. 6.625% 6/1/2027[5]	6,300	6,037
	Univision Communications, Inc. 8.00% 8/15/2028[5]	300	293
	Univision Communications, Inc. 4.50% 5/1/2029[5]	5,300	4,460
	Univision Communications, Inc. 7.375% 6/30/2030[5]	725	675
	Verizon Communications, Inc. 2.55% 3/21/2031	410	348
	Verizon Communications, Inc. 2.355% 3/15/2032	2,944	2,408
	Verizon Communications, Inc. 5.05% 5/9/2033	1,946	1,919
	Verizon Communications, Inc. 2.875% 11/20/2050	671	422
	Verizon Communications, Inc. 5.50% 2/23/2054	272	266

101  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Communication services (continued)	Verizon Communications, Inc. 2.987% 10/30/2056	USD1,343	$823
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[5]	4,525	3,762
	Vodafone Group PLC 4.25% 9/17/2050	4,350	3,398
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	3,807	3,749
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,018	967
	WarnerMedia Holdings, Inc. 4.054% 3/15/2029	1,435	1,325
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,500	1,169

			168,861

Energy 0.60%	Antero Midstream Partners, LP 5.375% 6/15/2029[5]	2,170	2,105
	Antero Resources Corp. 7.625% 2/1/2029[5]	955	984
	Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[5]	2,000	2,003
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[5]	1,270	1,242
	Baytex Energy Corp. 8.50% 4/30/2030[5]	225	235
	Blue Racer Midstream, LLC 7.25% 7/15/2032[5]	300	309
	Borr IHC, Ltd. 10.00% 11/15/2028[5]	3,335	3,495
	BP Capital Markets America, Inc. 2.772% 11/10/2050	681	419
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	961	926
	Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,559	1,359
	Chesapeake Energy Corp. 5.875% 2/1/2029[5]	2,240	2,219
	Chesapeake Energy Corp. 4.875% 4/15/2032[16]	7,225	151
	CITGO Petroleum Corp. 8.375% 1/15/2029[5]	2,075	2,141
	Civitas Resources, Inc. 5.00% 10/15/2026[5]	480	468
	Civitas Resources, Inc. 8.375% 7/1/2028[5]	1,705	1,789
	Civitas Resources, Inc. 8.625% 11/1/2030[5]	525	563
	Civitas Resources, Inc. 8.75% 7/1/2031[5]	735	788
	CNX Midstream Partners, LP 4.75% 4/15/2030[5]	1,055	952
	CNX Resources Corp. 6.00% 1/15/2029[5]	2,675	2,620
	CNX Resources Corp. 7.375% 1/15/2031[5]	553	566
	CNX Resources Corp. 7.25% 3/1/2032[5]	505	515
	Comstock Resources, Inc. 5.875% 1/15/2030[5]	450	419
	ConocoPhillips Co. 5.30% 5/15/2053	1,015	964
	Constellation Oil Services Holding SA 13.50% 6/30/2025[2,5]	852	852
	Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[15]	445	367
	Crescent Energy Finance, LLC 7.625% 4/1/2032[5]	495	505
	Diamond Foreign Asset Co. 8.50% 10/1/2030[5]	575	604
	Diamondback Energy, Inc. 6.25% 3/15/2053	500	515
	Diamondback Energy, Inc. 5.75% 4/18/2054	2,149	2,085
	Diamondback Energy, Inc. 5.90% 4/18/2064	2,160	2,087
	Enbridge, Inc. 2.50% 1/15/2025	300	295
	Enbridge, Inc. 3.70% 7/15/2027	62	59
	Enbridge, Inc. 6.70% 11/15/2053	3,732	4,078
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[5]	395	412
	Energy Transfer, LP 4.75% 1/15/2026	2,494	2,465
	Energy Transfer, LP 5.60% 9/1/2034	2,133	2,120
	Energy Transfer, LP 6.05% 9/1/2054	1,182	1,166
	Eni SpA 5.95% 5/15/2054[5]	831	817
	Enterprise Products Operating, LLC 5.05% 1/10/2026	3,519	3,511
	Enterprise Products Operating, LLC 4.90% 5/15/2046	500	451
	EQM Midstream Partners, LP 5.50% 7/15/2028	1,463	1,442
	EQM Midstream Partners, LP 7.50% 6/1/2030[5]	642	686
	EQM Midstream Partners, LP 4.75% 1/15/2031[5]	1,635	1,530
	Equinor ASA 3.25% 11/10/2024	2,850	2,825
	Equinor ASA 4.25% 11/23/2041	2,000	1,750
	Exxon Mobil Corp. 2.019% 8/16/2024	643	640
	Exxon Mobil Corp. 2.44% 8/16/2029	213	190
	Genesis Energy, LP 8.00% 1/15/2027	4,612	4,720
	Genesis Energy, LP 7.75% 2/1/2028	470	475
	Genesis Energy, LP 8.25% 1/15/2029	720	744

American Funds Insurance Series  102

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Energy (continued)	Genesis Energy, LP 8.875% 4/15/2030	USD934	$983
	Genesis Energy, LP 7.875% 5/15/2032	1,195	1,207
	Global Partners, LP 8.25% 1/15/2032[5]	310	319
	Halliburton Co. 3.80% 11/15/2025	6	6
	Harvest Midstream I, LP 7.50% 9/1/2028[5]	850	864
	Harvest Midstream I, LP 7.50% 5/15/2032[5]	390	396
	Hess Midstream Operations, LP 5.125% 6/15/2028[5]	1,655	1,604
	Hess Midstream Operations, LP 4.25% 2/15/2030[5]	960	882
	Hess Midstream Operations, LP 5.50% 10/15/2030[5]	400	387
	Hilcorp Energy I, LP 6.00% 4/15/2030[5]	350	338
	Hilcorp Energy I, LP 6.00% 2/1/2031[5]	460	441
	Hilcorp Energy I, LP 8.375% 11/1/2033[5]	925	986
	Jonah Energy, LLC 12.00% 11/5/2025[2]	707	707
	Kinder Morgan, Inc. 5.00% 2/1/2029	7,261	7,182
	Kinder Morgan, Inc. 5.40% 2/1/2034	9,069	8,934
	Kinder Morgan, Inc. 5.45% 8/1/2052	1,238	1,140
	Kodiak Gas Services, LLC 7.25% 2/15/2029[5]	220	226
	Marathon Oil Corp. 4.40% 7/15/2027	1,005	983
	Matador Resources Co. 6.50% 4/15/2032[5]	1,325	1,326
	MPLX, LP 4.125% 3/1/2027	500	486
	MPLX, LP 2.65% 8/15/2030	4,273	3,684
	MPLX, LP 4.50% 4/15/2038	750	654
	MPLX, LP 4.70% 4/15/2048	1,101	907
	Nabors Industries, Inc. 9.125% 1/31/2030[5]	1,745	1,809
	Nabors Industries, Ltd. 7.25% 1/15/2026[5]	750	761
	New Fortress Energy, Inc. 6.75% 9/15/2025[5]	947	920
	New Fortress Energy, Inc. 6.50% 9/30/2026[5]	6,840	6,298
	New Fortress Energy, Inc. 8.75% 3/15/2029[5]	1,115	1,019
	Noble Finance II, LLC 8.00% 4/15/2030[5]	175	182
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[5]	605	636
	ONEOK, Inc. 5.55% 11/1/2026	989	993
	ONEOK, Inc. 5.65% 11/1/2028	1,279	1,299
	ONEOK, Inc. 5.80% 11/1/2030	384	393
	ONEOK, Inc. 6.05% 9/1/2033	2,355	2,426
	ONEOK, Inc. 6.625% 9/1/2053	2,250	2,403
	Parkland Corp. 4.625% 5/1/2030[5]	1,035	945
	Permian Resources Operating, LLC 9.875% 7/15/2031[5]	905	1,003
	Permian Resources Operating, LLC 7.00% 1/15/2032[5]	1,020	1,048
	Petroleos Mexicanos 6.875% 10/16/2025	3,755	3,744
	Plains All American Pipeline, LP 3.80% 9/15/2030	113	103
	Range Resources Corp. 4.75% 2/15/2030[5]	186	175
	Rockies Express Pipeline, LLC 4.95% 7/15/2029[5]	2,689	2,534
	Southwestern Energy Co. 5.375% 3/15/2030	1,945	1,880
	Southwestern Energy Co. 4.75% 2/1/2032	960	884
	Sunoco, LP 7.00% 9/15/2028[5]	1,675	1,718
	Sunoco, LP 4.50% 5/15/2029	1,050	983
	Sunoco, LP 4.50% 4/30/2030	1,255	1,162
	Talos Production, Inc. 9.375% 2/1/2031[5]	170	180
	TotalEnergies Capital SA 5.15% 4/5/2034	3,003	3,005
	TransCanada Pipelines, Ltd. 4.25% 5/15/2028	1,090	1,054
	TransCanada Pipelines, Ltd. 4.10% 4/15/2030	598	564
	Valero Energy Corp. 4.00% 4/1/2029	4,000	3,808
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[5]	1,030	939
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[5]	840	754
	Venture Global LNG, Inc. 8.375% 6/1/2031[5]	3,905	4,053
	Weatherford International, Ltd. 8.625% 4/30/2030[5]	8,825	9,152
	Williams Companies, Inc. 3.50% 11/15/2030	1,094	992
	Williams Companies, Inc. 5.15% 3/15/2034	2,202	2,149

			161,233

103  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Consumer discretionary 0.52%	Advance Auto Parts, Inc. 3.90% 4/15/2030	USD813	$735
	Advance Auto Parts, Inc. 3.50% 3/15/2032	458	389
	Alibaba Group Holding, Ltd. 2.125% 2/9/2031	501	414
	Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	707
	Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	170
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[5]	1,200	1,241
	American Honda Finance Corp. 3.50% 2/15/2028	750	714
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[5]	2,115	1,957
	Carnival Corp. 5.75% 3/1/2027[5]	1,850	1,829
	Carnival Corp. 4.00% 8/1/2028[5]	1,675	1,574
	Carnival Corp. 6.00% 5/1/2029[5]	775	766
	Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[5]	1,783	1,774
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]	450	431
	Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[5]	604	603
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]	1,350	1,203
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[5]	3,661	3,635
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[5]	1,070	1,058
	Fertitta Entertainment, LLC 4.625% 1/15/2029[5]	3,580	3,263
	Ford Motor Co. 4.75% 1/15/2043	4,354	3,524
	Ford Motor Co. 5.291% 12/8/2046	2,256	1,976
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,111	2,182
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,135	6,116
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	3,750	3,947
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	1,915	1,711
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,425	1,507
	Gap, Inc. 3.625% 10/1/2029[5]	486	421
	Gap, Inc. 3.875% 10/1/2031[5]	323	270
	Hanesbrands, Inc. 4.875% 5/15/2026[5]	2,700	2,643
	Hanesbrands, Inc. 9.00% 2/15/2031[5]	1,625	1,704
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[5]	1,885	1,689
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[5]	3,580	3,341
	Home Depot, Inc. 1.50% 9/15/2028	3,000	2,633
	Home Depot, Inc. 3.90% 12/6/2028	825	797
	Home Depot, Inc. 2.95% 6/15/2029	1,174	1,076
	Home Depot, Inc. 1.875% 9/15/2031	3,000	2,443
	Home Depot, Inc. 4.25% 4/1/2046	2,000	1,684
	Home Depot, Inc. 4.50% 12/6/2048	428	371
	Hyundai Capital America 1.50% 6/15/2026[5]	850	788
	Hyundai Capital America 5.45% 6/24/2026[5]	4,358	4,353
	Hyundai Capital America 5.275% 6/24/2027[5]	10,500	10,457
	Hyundai Capital America 2.375% 10/15/2027[5]	2,579	2,353
	Hyundai Capital America 2.10% 9/15/2028[5]	3,075	2,703
	Hyundai Capital America 5.40% 1/8/2031[5]	1,106	1,099
	International Game Technology PLC 5.25% 1/15/2029[5]	2,445	2,367
	KB Home 7.25% 7/15/2030	1,295	1,336
	Kontoor Brands, Inc. 4.125% 11/15/2029[5]	910	825
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[5]	590	552
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[5]	1,350	1,410
	Light and Wonder International, Inc. 7.00% 5/15/2028[5]	750	754
	Light and Wonder International, Inc. 7.25% 11/15/2029[5]	2,240	2,289
	Lindblad Expeditions, LLC 6.75% 2/15/2027[5]	775	766
	Lithia Motors, Inc. 3.875% 6/1/2029[5]	2,900	2,607
	Lithia Motors, Inc. 4.375% 1/15/2031[5]	1,025	914
	Marriott International, Inc. 4.90% 4/15/2029	1,207	1,195
	Marriott International, Inc. 2.75% 10/15/2033	2,500	2,019
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[5]	620	570
	McDonald’s Corp. 4.60% 9/9/2032	716	692
	McDonald’s Corp. 4.95% 8/14/2033	559	551
	Melco Resorts Finance, Ltd. 5.75% 7/21/2028[5]	1,710	1,603
	Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[5]	1,500	1,502
	NCL Corp., Ltd. 5.875% 2/15/2027[5]	2,450	2,420

American Funds Insurance Series  104

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Consumer discretionary (continued)	NCL Corp., Ltd. 7.75% 2/15/2029[5]	USD1,375	$1,431
	Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[5]	1,345	1,330
	Newell Brands Inc. 6.625% 9/15/2029	1,850	1,817
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[5,15]	1,277	1,233
	Penske Automotive Group, Inc. 3.75% 6/15/2029	1,375	1,243
	RHP Hotel Properties, LP 4.50% 2/15/2029[5]	1,300	1,220
	Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[5]	1,795	1,769
	Sands China, Ltd. 2.30% 3/8/2027	2,075	1,892
	Sonic Automotive, Inc. 4.625% 11/15/2029[5]	3,035	2,743
	Sonic Automotive, Inc. 4.875% 11/15/2031[5]	1,325	1,168
	Stellantis Finance US, Inc. 1.711% 1/29/2027[5]	2,200	2,005
	Stellantis Finance US, Inc. 5.625% 1/12/2028[5]	2,500	2,533
	Stellantis Finance US, Inc. 2.691% 9/15/2031[5]	927	767
	Stellantis Finance US, Inc. 6.375% 9/12/2032[5]	635	664
	Tempur Sealy International, Inc. 4.00% 4/15/2029[5]	850	768
	Toyota Motor Credit Corp. 0.80% 1/9/2026	429	402
	Toyota Motor Credit Corp. 1.90% 1/13/2027	2,500	2,313
	Travel + Leisure Co. 4.50% 12/1/2029[5]	2,100	1,936
	Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[5]	3,845	3,801

			139,658

Industrials 0.42%	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[5]	670	665
	Allison Transmission, Inc. 3.75% 1/30/2031[5]	3,445	3,024
	Avis Budget Car Rental, LLC 5.75% 7/15/2027[5]	1,025	986
	Avis Budget Car Rental, LLC 4.75% 4/1/2028[5]	35	32
	Avis Budget Car Rental, LLC 5.375% 3/1/2029[5]	2,450	2,244
	Avis Budget Car Rental, LLC 8.00% 2/15/2031[5]	1,665	1,651
	BAE Systems PLC 5.125% 3/26/2029[5]	3,403	3,389
	BAE Systems PLC 5.25% 3/26/2031[5]	2,663	2,657
	BAE Systems PLC 5.30% 3/26/2034[5]	2,772	2,748
	BAE Systems PLC 5.50% 3/26/2054[5]	599	586
	Boeing Co. 4.875% 5/1/2025	946	936
	Boeing Co. 3.10% 5/1/2026	251	238
	Boeing Co. 3.25% 2/1/2028	2,000	1,832
	Boeing Co. 5.15% 5/1/2030	945	908
	Boeing Co. 3.625% 2/1/2031	178	156
	Boeing Co. 6.388% 5/1/2031[5]	227	231
	Boeing Co. 3.60% 5/1/2034	2,500	2,012
	Boeing Co. 6.528% 5/1/2034[5]	4,274	4,378
	Boeing Co. 5.805% 5/1/2050	3,380	3,048
	Boeing Co. 6.858% 5/1/2054[5]	520	534
	Bombardier, Inc. 7.125% 6/15/2026[5]	473	480
	Bombardier, Inc. 7.875% 4/15/2027[5]	1,021	1,024
	Brink’s Co. (The) 6.50% 6/15/2029[5]	485	491
	Brink’s Co. (The) 4.625% 10/15/2027[5]	2,385	2,290
	Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,278
	Canadian Pacific Railway Co. 3.10% 12/2/2051	829	551
	Carrier Global Corp. 6.20% 3/15/2054	328	352
	Chart Industries, Inc. 7.50% 1/1/2030[5]	1,347	1,394
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[5]	590	549
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[5]	520	483
	CoreLogic, Inc. 4.50% 5/1/2028[5]	6,075	5,519
	CSX Corp. 4.25% 3/15/2029	1,062	1,030
	Herc Holdings, Inc. 6.625% 6/15/2029[5]	660	670
	Honeywell International, Inc. 2.30% 8/15/2024	2,640	2,629
	Icahn Enterprises, LP 5.25% 5/15/2027	1,185	1,113
	Icahn Enterprises, LP 4.375% 2/1/2029	1,525	1,306
	L3Harris Technologies, Inc. 5.40% 7/31/2033	4,530	4,518
	L3Harris Technologies, Inc. 5.60% 7/31/2053	3,945	3,916

105  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Industrials (continued)	Lockheed Martin Corp. 5.10% 11/15/2027	USD951	$958
	Lockheed Martin Corp. 4.45% 5/15/2028	2,906	2,863
	Lockheed Martin Corp. 5.25% 1/15/2033	1,602	1,629
	Lockheed Martin Corp. 4.75% 2/15/2034	4,337	4,225
	Lockheed Martin Corp. 5.70% 11/15/2054	1,849	1,904
	Masco Corp. 1.50% 2/15/2028	774	679
	Masco Corp. 2.00% 2/15/2031	497	405
	Masco Corp. 3.125% 2/15/2051	230	149
	Norfolk Southern Corp. 4.45% 3/1/2033	654	617
	Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,787
	Norfolk Southern Corp. 5.35% 8/1/2054	4,136	3,947
	Northrop Grumman Corp. 2.93% 1/15/2025	1,820	1,794
	Northrop Grumman Corp. 3.25% 1/15/2028	3,495	3,293
	Otis Worldwide Corp. 2.293% 4/5/2027	2,135	1,980
	Reworld Holding Corp. 4.875% 12/1/2029[5]	1,035	946
	RTX Corp. 5.15% 2/27/2033	2,669	2,642
	RTX Corp. 5.375% 2/27/2053	3,950	3,755
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[5]	2,382	2,568
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[5]	2,720	3,004
	TransDigm, Inc. 5.50% 11/15/2027	2,200	2,162
	TransDigm, Inc. 6.625% 3/1/2032[5]	1,625	1,643
	Triumph Group, Inc. 9.00% 3/15/2028[5]	2,581	2,709
	Union Pacific Corp. 2.40% 2/5/2030	2,414	2,114
	Union Pacific Corp. 2.95% 3/10/2052	1,000	644
	Union Pacific Corp. 3.839% 3/20/2060	546	402
	Union Pacific Corp. 3.799% 4/6/2071	545	384
	United Rentals (North America), Inc. 3.875% 2/15/2031	2,785	2,487
	United Rentals (North America), Inc. 3.75% 1/15/2032	215	187
	XPO, Inc. 7.125% 6/1/2031[5]	800	818

			114,543

Real estate 0.42%	Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	315	306
	Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,220	1,169
	Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,940	1,706
	Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,320	1,165
	Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	4,095	3,082
	Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	410	347
	American Tower Corp. 1.45% 9/15/2026	2,369	2,175
	American Tower Corp. 3.55% 7/15/2027	1,425	1,353
	American Tower Corp. 3.60% 1/15/2028	1,000	944
	American Tower Corp. 1.50% 1/31/2028	2,500	2,193
	American Tower Corp. 2.30% 9/15/2031	1,500	1,224
	American Tower Corp. 2.95% 1/15/2051	2,000	1,252
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[5]	3,040	1,874
	Anywhere Real Estate Group, LLC 7.00% 4/15/2030[5]	1,975	1,617
	Boston Properties, LP 6.50% 1/15/2034	2,223	2,262
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	3,235	3,231
	Essex Portfolio, LP 3.50% 4/1/2025	6,825	6,711
	Extra Space Storage, LP 2.35% 3/15/2032	1,385	1,104
	GLP Capital, LP 3.35% 9/1/2024	1,263	1,259
	Host Hotels & Resorts, LP 4.50% 2/1/2026	355	349
	Howard Hughes Corp. (The) 5.375% 8/1/2028[5]	1,450	1,380
	Howard Hughes Corp. (The) 4.125% 2/1/2029[5]	2,340	2,095
	Howard Hughes Corp. (The) 4.375% 2/1/2031[5]	3,520	3,034
	Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,401	1,907
	Iron Mountain, Inc. 5.25% 7/15/2030[5]	3,785	3,601
	Iron Mountain, Inc. 4.50% 2/15/2031[5]	2,650	2,394
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	4,045	3,464
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,520	2,094

American Funds Insurance Series  106

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Real estate (continued)	Kennedy-Wilson, Inc. 5.00% 3/1/2031	USD2,260	$1,850
	Kilroy Realty, LP 6.25% 1/15/2036	1,468	1,395
	Ladder Capital Finance Holdings LLP 4.25% 2/1/2027[5]	3,842	3,643
	Ladder Capital Finance Holdings LLP 4.75% 6/15/2029[5]	2,295	2,122
	MPT Operating Partnership, LP 5.25% 8/1/2026	130	118
	MPT Operating Partnership, LP 5.00% 10/15/2027	7,152	5,913
	MPT Operating Partnership, LP 4.625% 8/1/2029	130	95
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[5]	2,280	2,140
	Prologis, LP 4.875% 6/15/2028	2,357	2,346
	Prologis, LP 4.75% 6/15/2033	4,359	4,205
	Prologis, LP 5.125% 1/15/2034	2,000	1,977
	Prologis, LP 5.00% 3/15/2034	4,095	4,007
	Prologis, LP 5.25% 6/15/2053	1,365	1,289
	Prologis, LP 5.25% 3/15/2054	615	582
	Public Storage Operating Co. 1.85% 5/1/2028	2,490	2,216
	Public Storage Operating Co. 1.95% 11/9/2028	2,027	1,787
	Public Storage Operating Co. 2.30% 5/1/2031	719	605
	RLJ Lodging Trust, LP 4.00% 9/15/2029[5]	1,240	1,097
	Scentre Group Trust 1 3.50% 2/12/2025[5]	3,075	3,033
	Scentre Group Trust 1 3.25% 10/28/2025[5]	1,000	971
	Scentre Group Trust 1 3.75% 3/23/2027[5]	2,430	2,330
	Service Properties Trust 5.25% 2/15/2026	510	494
	Service Properties Trust 4.75% 10/1/2026	1,635	1,533
	Service Properties Trust 4.95% 2/15/2027	1,540	1,401
	Service Properties Trust 5.50% 12/15/2027	655	609
	Service Properties Trust 3.95% 1/15/2028	1,270	1,065
	Service Properties Trust 8.375% 6/15/2029	3,028	2,979
	Service Properties Trust 4.95% 10/1/2029	270	205
	Service Properties Trust 8.625% 11/15/2031[5]	775	809
	Service Properties Trust 8.875% 6/15/2032	2,078	1,940
	Sun Communities Operating, LP 2.30% 11/1/2028	1,845	1,623
	Sun Communities Operating, LP 2.70% 7/15/2031	876	724
	UDR, Inc. 2.95% 9/1/2026	760	721

			113,116

Information technology 0.41%	Adobe, Inc. 1.90% 2/1/2025	366	358
	Analog Devices, Inc. 5.05% 4/1/2034	1,281	1,276
	Analog Devices, Inc. 5.30% 4/1/2054	1,762	1,721
	Broadcom, Inc. 3.469% 4/15/2034[5]	193	165
	Cisco Systems, Inc. 4.85% 2/26/2029	1,388	1,388
	Cisco Systems, Inc. 4.95% 2/26/2031	3,015	3,014
	Cisco Systems, Inc. 5.05% 2/26/2034	112	112
	Cisco Systems, Inc. 5.30% 2/26/2054	1,784	1,749
	Cisco Systems, Inc. 5.35% 2/26/2064	1,812	1,765
	Cloud Software Group, Inc. 6.50% 3/31/2029[5]	2,000	1,922
	Cloud Software Group, Inc. 9.00% 9/30/2029[5]	750	728
	Cloud Software Group, Inc. 8.25% 6/30/2032[5]	2,975	3,034
	Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 9.335% 3/30/2029[8,13]	5,175	5,177
	CommScope Technologies, LLC 6.00% 6/15/2025[5]	4,750	3,876
	CommScope Technologies, LLC 5.00% 3/15/2027[5]	4,553	1,892
	CommScope, Inc. 6.00% 3/1/2026[5]	5,865	5,154
	CommScope, Inc. 8.25% 3/1/2027[5]	967	460
	CommScope, Inc. 7.125% 7/1/2028[5]	908	377
	CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.708% 4/6/2026[8,13]	4,645	4,195
	Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.826% 8/11/2028[5,8,13]	17,116	17,733

107  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Information technology (continued)	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[3,8,13]	USD2,640	$2,654
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[3,8,13]	29	29
	Hughes Satellite Systems Corp. 5.25% 8/1/2026	12,971	10,054
	Hughes Satellite Systems Corp. 6.625% 8/1/2026	8,528	3,974
	Intel Corp. 5.20% 2/10/2033	2,625	2,622
	Intuit, Inc. 0.95% 7/15/2025	1,530	1,463
	Intuit, Inc. 1.35% 7/15/2027	1,395	1,258
	ION Trading Technologies SARL 9.50% 5/30/2029[5]	560	571
	Microchip Technology, Inc. 5.05% 3/15/2029	4,750	4,713
	Microsoft Corp. 2.921% 3/17/2052	4,814	3,271
	NCR Atleos Corp. 9.50% 4/1/2029[5]	5,144	5,564
	NCR Voyix Corp. 5.125% 4/15/2029[5]	1,650	1,555
	Synaptics, Inc. 4.00% 6/15/2029[5]	875	794
	Texas Instruments, Inc. 4.60% 2/8/2029	2,480	2,467
	Texas Instruments, Inc. 4.85% 2/8/2034	1,343	1,331
	Unisys Corp. 6.875% 11/1/2027[5]	725	637
	Viasat, Inc. 5.625% 9/15/2025[5]	1,525	1,481
	Viasat, Inc. 5.625% 4/15/2027[5]	2,475	2,217
	Viasat, Inc. 6.50% 7/15/2028[5]	1,275	967
	Viasat, Inc. 7.50% 5/30/2031[5]	6,147	4,091
	Viavi Solutions, Inc. 3.75% 10/1/2029[5]	725	613
	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,3,10]	1,005	978

			109,400

Materials 0.33%	ATI, Inc. 4.875% 10/1/2029	710	665
	ATI, Inc. 5.125% 10/1/2031	1,110	1,027
	Avient Corp. 7.125% 8/1/2030[5]	855	872
	Ball Corp. 3.125% 9/15/2031	3,520	2,980
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[5]	935	839
	Celanese US Holdings, LLC 6.165% 7/15/2027	3,500	3,554
	Celanese US Holdings, LLC 6.55% 11/15/2030	2,791	2,918
	Celanese US Holdings, LLC 6.70% 11/15/2033	1,806	1,899
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	5,425	5,392
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[5]	2,525	2,393
	Cleveland-Cliffs, Inc. 6.75% 4/15/2030[5]	2,275	2,254
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[5]	775	687
	Cleveland-Cliffs, Inc. 7.00% 3/15/2032[5]	1,570	1,554
	Consolidated Energy Finance SA 12.00% 2/15/2031[5]	1,630	1,683
	CVR Partners, LP 6.125% 6/15/2028[5]	925	890
	Dow Chemical Co. (The) 4.80% 5/15/2049	485	414
	Dow Chemical Co. (The) 3.60% 11/15/2050	1,180	823
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[5]	7,545	7,379
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[5]	5,370	5,618
	FXI Holdings, Inc. 12.25% 11/15/2026[5]	4,517	4,487
	FXI Holdings, Inc. 12.25% 11/15/2026[5]	2,181	2,171
	INEOS Finance PLC 6.75% 5/15/2028[5]	1,985	1,991
	INEOS Finance PLC 7.50% 4/15/2029[5]	805	814
	International Flavors & Fragrances, Inc. 1.832% 10/15/2027[5]	5,400	4,824
	Kaiser Aluminum Corp. 4.625% 3/1/2028[5]	2,495	2,337
	Linde, Inc. 1.10% 8/10/2030	2,938	2,369
	LSB Industries, Inc. 6.25% 10/15/2028[5]	1,560	1,506
	LYB International Finance III, LLC 2.25% 10/1/2030	1,198	1,013
	LYB International Finance III, LLC 4.20% 5/1/2050	1,186	904
	Methanex Corp. 5.125% 10/15/2027	6,305	6,086
	Mineral Resources, Ltd. 9.25% 10/1/2028[5]	945	993
	Mineral Resources, Ltd. 8.50% 5/1/2030[5]	1,525	1,581
	Mosaic Co. 4.05% 11/15/2027	1,050	1,008

American Funds Insurance Series  108

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Materials (continued)	NOVA Chemicals Corp. 4.25% 5/15/2029[5]	USD1,875	$1,655
	NOVA Chemicals Corp. 9.00% 2/15/2030[5]	775	819
	Novelis Corp. 3.875% 8/15/2031[5]	1,115	966
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[5]	3,485	3,246
	SCIH Salt Holdings, Inc. 6.625% 5/1/2029[5]	1,230	1,158
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.31% Cash 1/16/2026[8,13,15]	556	562
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.33% Cash 10/10/2028[8,13,15]	1,169	1,164
	Warrior Met Coal, Inc. 7.875% 12/1/2028[5]	2,212	2,261
	Westlake Corp. 4.375% 11/15/2047	500	406

			88,162

Utilities 0.25%	Ameren Corp. 2.50% 9/15/2024	969	962
	Calpine Corp. 3.75% 3/1/2031[5]	1,975	1,747
	Commonwealth Edison Co. 4.35% 11/15/2045	1,085	915
	Commonwealth Edison Co. 3.85% 3/15/2052	2,600	1,928
	Duke Energy Indiana, LLC 3.25% 10/1/2049	850	570
	Duke Energy Progress, LLC 3.70% 10/15/2046	457	341
	Duke Energy Progress, LLC 2.50% 8/15/2050	202	116
	Duke Energy Progress, LLC 2.90% 8/15/2051	91	56
	EDP Finance BV 3.625% 7/15/2024[5]	4,100	4,096
	Electricité de France SA 6.25% 5/23/2033[5]	1,075	1,113
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/ 2033)[5,10]	1,475	1,608
	Emera US Finance, LP 3.55% 6/15/2026	320	307
	Enel Américas SA 4.00% 10/25/2026	245	235
	Entergy Corp. 2.80% 6/15/2030	2,302	2,012
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[5]	675	617
	MidAmerican Energy Co. 5.85% 9/15/2054	875	897
	NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	650	651
	Oncor Electric Delivery Co., LLC 5.65% 11/15/2033	4,625	4,747
	Pacific Gas and Electric Co. 2.10% 8/1/2027	125	113
	Pacific Gas and Electric Co. 2.50% 2/1/2031	2,941	2,426
	Pacific Gas and Electric Co. 6.95% 3/15/2034	2,425	2,613
	Pacific Gas and Electric Co. 3.30% 8/1/2040	100	71
	Pacific Gas and Electric Co. 3.50% 8/1/2050	1,250	817
	PacifiCorp 5.30% 2/15/2031	3,953	3,942
	PacifiCorp 5.45% 2/15/2034	3,450	3,409
	PacifiCorp 4.125% 1/15/2049	3,500	2,675
	PacifiCorp 5.35% 12/1/2053	419	381
	PacifiCorp 5.80% 1/15/2055	2,075	2,011
	PG&E Corp. 5.00% 7/1/2028	3,750	3,612
	PG&E Corp. 5.25% 7/1/2030	3,400	3,250
	Public Service Electric and Gas Co. 3.60% 12/1/2047	548	410
	Public Service Electric and Gas Co. 3.15% 1/1/2050	2,451	1,681
	Southern California Edison Co. 2.85% 8/1/2029	4,450	3,999
	Southern California Edison Co. 5.45% 6/1/2031	2,500	2,519
	Southern California Edison Co. 5.20% 6/1/2034	2,522	2,464
	Southern California Edison Co. 5.75% 4/1/2035	675	689
	Southern California Edison Co. 5.35% 7/15/2035	3,000	2,974
	Southern California Edison Co. 4.00% 4/1/2047	264	202
	Virginia Electric & Power 2.40% 3/30/2032	2,575	2,117
	Xcel Energy, Inc. 2.60% 12/1/2029	1,131	987

			66,280

109  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Consumer staples 0.21%	7-Eleven, Inc. 0.95% 2/10/2026[5]	USD825	$769
	7-Eleven, Inc. 1.30% 2/10/2028[5]	2,500	2,179
	Anheuser-Busch InBev Worldwide, Inc. 4.35% 6/1/2040	2,500	2,205
	Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048	290	257
	BAT Capital Corp. 6.343% 8/2/2030	1,191	1,242
	BAT Capital Corp. 6.421% 8/2/2033	1,290	1,349
	BAT Capital Corp. 7.079% 8/2/2043	2,075	2,188
	BAT Capital Corp. 4.54% 8/15/2047	627	483
	Central Garden & Pet Co. 4.125% 4/30/2031[5]	1,395	1,232
	Coca-Cola Co. 1.00% 3/15/2028	940	825
	Conagra Brands, Inc. 1.375% 11/1/2027	4,615	4,067
	Constellation Brands, Inc. 3.60% 2/15/2028	625	593
	Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,221
	Coty, Inc. 4.75% 1/15/2029[5]	1,680	1,598
	J. M. Smucker Co. (The) 5.90% 11/15/2028	2,662	2,743
	J. M. Smucker Co. (The) 6.20% 11/15/2033	1,734	1,822
	J. M. Smucker Co. (The) 6.50% 11/15/2043	256	270
	J. M. Smucker Co. (The) 6.50% 11/15/2053	899	967
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[5]	965	988
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[5]	2,210	2,008
	PepsiCo, Inc. 3.625% 3/19/2050	633	482
	Philip Morris International, Inc. 3.25% 11/10/2024	2,000	1,983
	Philip Morris International, Inc. 5.125% 11/17/2027	3,073	3,074
	Philip Morris International, Inc. 4.875% 2/15/2028	6,000	5,950
	Philip Morris International, Inc. 5.625% 11/17/2029	1,482	1,514
	Philip Morris International, Inc. 5.125% 2/15/2030	4,166	4,153
	Philip Morris International, Inc. 5.125% 2/13/2031	2,275	2,252
	Philip Morris International, Inc. 5.25% 2/13/2034	3,109	3,051
	Post Holdings, Inc. 4.625% 4/15/2030[5]	2,886	2,654
	Post Holdings, Inc. 6.25% 2/15/2032[5]	279	280
	Prestige Brands, Inc. 3.75% 4/1/2031[5]	1,115	971
	Reynolds American, Inc. 5.85% 8/15/2045	2,030	1,874
	Simmons Foods, Inc. 4.625% 3/1/2029[5]	560	493
	United Natural Foods, Inc. 6.75% 10/15/2028[5]	500	452

			58,189

	Total corporate bonds, notes & loans		1,588,390

Asset-backed obligations 2.30%
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[5,7]	167	165
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[5,7]	2,962	2,954
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[5,7]	2,788	2,791
	American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[7]	12,228	12,012
	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[7]	1,414	1,414
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[5,7]	20,244	19,232
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[5,7]	138	132
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[5,7]	11,617	10,736
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[5,7]	32,377	32,642
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,7]	5,535	5,618
	Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 6.714% 2/20/2036[5,7,8]	7,810	7,822
	Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[7]	6,633	6,611
	Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029[7]	10,137	10,150

American Funds Insurance Series  110

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Asset-backed obligations (continued)
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[5,7]	USD282	$270
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028[5,7]	2,756	2,766
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[7]	4,737	4,744
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[7]	1,259	1,259
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[5,7]	4,411	3,940
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[5,7]	283	264
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.556% 7/27/2030[5,7,8]	1,461	1,462
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[5,7]	5,140	4,873
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[5,7]	1,716	1,493
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[5,7]	6,034	5,531
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027[5,7]	5,525	5,528
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027[5,7]	5,646	5,653
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[5,7]	4,751	4,752
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/16/2029[7]	10,475	10,387
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/2031[7]	3,278	3,259
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027[7]	4,553	4,551
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[5,7]	1,159	1,046
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[5,7]	4,344	3,917
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[5,7]	926	838
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[5,7]	1,286	1,144
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[7]	4,015	4,018
CPS Auto Trust, Series 2024-C, Class A, 5.88% 2/15/2028[5,7]	2,347	2,350
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[5,7]	1,958	1,983
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[7]	4,594	4,595
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[7]	3,457	3,470
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[5,7]	716	716
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[5,7]	1,279	1,279
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.57% 4/15/2028[5,7,8]	1,871	1,873
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[5,7]	273	244
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[5,7]	960	963
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[5,7]	2,073	2,053
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[5,7]	1,856	1,838
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[5,7]	3,404	3,407
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[7]	4,430	4,452
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[5,7]	5,699	5,399
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[5,7]	648	649
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[5,7]	9,605	9,477
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[5,7]	8,861	8,665
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[5,7]	6,693	6,751
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036[5,7,8]	15,000	14,898
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[5,7]	535	487
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[5,7]	215	193
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[5,7]	1,894	1,793
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[5,7]	7,977	7,394
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[5,7]	10,020	9,290
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[5,7]	3,284	2,945
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[5,7]	4,871	4,399
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[5,7]	385	342
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[7]	1,774	1,773
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[5,7]	9,657	9,927
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[7]	2,372	2,359
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[2,5,7]	5,930	5,930
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[5,7]	8,452	8,341
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[5,7]	634	625
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[5,7]	405	399
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[5,7]	8,089	7,861
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[5,7]	8,390	8,214

111  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Asset-backed obligations (continued)
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[5,7]	USD5,565	$5,085
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[5,7]	685	625
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[5,7]	429	390
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[5,7]	4,900	4,500
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[5,7]	4,960	4,711
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[5,7]	5,141	5,251
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[7]	417	417
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[7]	4,913	4,915
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[7]	1,141	1,137
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[7]	3,557	3,546
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[7]	3,229	3,222
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[5,7]	2,594	2,606
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.586% 7/21/2030[5,7,8]	4,553	4,559
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[5,7]	3,475	3,495
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[5,7]	3,854	3,398
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[5,7]	4,760	4,161
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[5,7]	5,599	5,042
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[5,7]	7,177	6,517
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[5,7]	4,079	3,698
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[5,7]	6,924	6,327
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[5,7]	23,051	20,565
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.555% 7/25/2030[5,7,8]	1,393	1,394
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.686% 7/20/2031[5,7,8]	2,114	2,119
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.486% 4/20/2029[5,7,8]	87	87
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.39% 10/15/2029[5,7,8]	4,624	4,628
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.99% 10/15/2029[5,7,8]	5,378	5,379
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[5,7]	5,912	5,902
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[7]	2,725	2,547
PK ALIFT Loan Funding 3 LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 5.347% 9/15/2039[5,7,8]	963	963
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 6.264% 9/15/2039[5,7]	962	965
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.53% 10/15/2030[5,7,8]	3,076	3,077
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[7]	451	450
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[7]	2,755	2,756
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[7]	1,458	1,460
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027[7]	8,250	8,252
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[7]	738	735
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[7]	5,474	5,496
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[7]	5,062	5,101
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[5,7]	3,601	3,598
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[5,7]	4,498	4,492
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026[5,7]	974	975
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[5,7]	1,412	1,416
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[5,7]	3,573	3,580
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 6.173% 1/15/2053[5,7,8]	4,678	4,653
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[5,7]	3,070	2,749
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[5,7]	3,369	3,157
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[5,7]	3,811	3,520
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[5,7]	1,376	1,278
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[5,7]	1,108	1,027

American Funds Insurance Series  112

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Asset-backed obligations (continued)
Stratus Static CLO, Ltd., Series 2022-3, Class AR, (3-month USD CME Term SOFR + 1.30%) 6.618% 10/20/2031[5,7,8]	USD4,351	$4,357
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[5,7]	2,005	1,896
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[7]	3,169	3,192
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[5,7]	1,445	1,320
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[5,7]	650	591
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[5,7]	794	704
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[5,7]	2,292	2,054
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[5,7]	6,229	6,222
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[5,7]	8,337	8,028
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[5,7,8]	7,257	6,769
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[7]	5,253	5,241
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[7]	2,033	2,028
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[5,7]	1,370	1,369
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[5,7]	8,714	7,813
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[5,7]	1,550	1,365
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[5,7]	1,363	1,369
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[7]	8,460	8,422
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[7]	4,292	4,277
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[7,10]	7,481	7,394
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[7]	10,500	10,606
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[5,7]	8,981	8,901
Verizon Master Trust., Series 24-5, Class A, 5.832% 6/21/2032[5,7]	1,042	1,042
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[5,7]	519	519
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[5,7]	1,572	1,572
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[5,7]	3,504	3,508
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,7]	794	791
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[5,7]	2,794	2,802
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[7]	7,845	7,790

		619,173

Bonds & notes of governments & government agencies outside the U.S. 0.18%
Chile (Republic of) 4.85% 1/22/2029	4,500	4,453
CPPIB Capital, Inc. 2.75% 11/2/2027[5]	6,600	6,204
European Investment Bank 0.75% 10/26/2026	6,194	5,664
OMERS Finance Trust 3.50% 4/19/2032[5]	4,315	3,941
OMERS Finance Trust 4.00% 4/19/2052[5]	4,315	3,452
Panama (Republic of) 7.50% 3/1/2031	1,970	2,064
Panama (Republic of) 2.252% 9/29/2032	4,805	3,463
Panama (Republic of) 8.00% 3/1/2038	1,495	1,578
Panama (Republic of) 4.50% 1/19/2063	1,035	664
Peru (Republic of) 1.862% 12/1/2032	2,525	1,912
Peru (Republic of) 2.78% 12/1/2060	3,775	2,124
Qatar (State of) 4.00% 3/14/2029[5]	745	722
Qatar (State of) 4.817% 3/14/2049[5]	750	702
Swedish Export Credit Corp. 3.625% 9/3/2024	5,089	5,071
United Mexican States 2.659% 5/24/2031	2,703	2,225
United Mexican States 3.50% 2/12/2034	1,790	1,459
United Mexican States 3.771% 5/24/2061	1,528	940

		46,638

113  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Municipals 0.11%

California 0.02%	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	USD1,200	$1,128
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	1,660	1,529
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	495	414
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042	1,170	912
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046	1,975	1,803

			5,786

Florida 0.03%	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	5,335	4,844
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	5,365	4,550

			9,394

Guam 0.00%	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 10/1/2036	240	203
	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 10/1/2043	315	258

			461

Illinois 0.02%	G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 6/1/2033	4,125	4,105

Minnesota 0.00%	Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 7/1/2038	5	5

Ohio 0.02%	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	5,020	4,408

Wisconsin 0.02%	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	5,805	5,515

	Total municipals		29,674

	Total bonds, notes & other debt instruments (cost: $6,599,237,000)		6,364,268

Investment funds 5.29%		Shares
	Capital Group Central Corporate Bond Fund[17]	172,076,034	1,423,069

	Total Investment funds (cost: $1,622,158,000)		1,423,069

Short-term securities 6.61%

Money market investments 6.55%
	Capital Group Central Cash Fund 5.37%[17,18]	17,628,972	1,762,897

American Funds Insurance Series  114

Asset Allocation Fund (continued)

Short-term securities (continued)	Shares	Value (000)

Money market investments purchased with collateral from securities on loan 0.06%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[18,19]	7,476,299	$7,476
Capital Group Central Cash Fund 5.37%[17,18,19]	70,379	7,038
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[18,19]	3,408,672	3,409

		17,923

Total short-term securities (cost: $1,780,720,000)		1,780,820

Total investment securities 103.85% (cost: $20,653,069,000)		27,963,365
Other assets less liabilities (3.85)%		(1,036,573)

Net assets 100.00%		$26,926,792

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)

2 Year U.S. Treasury Note Futures	Long	2,858	10/3/2024	USD583,657	$1,496
5 Year U.S. Treasury Note Futures	Long	5,850	10/3/2024	623,482	3,982
10 Year U.S. Treasury Note Futures	Long	1,102	9/30/2024	121,203	1,288
10 Year Ultra U.S. Treasury Note Futures	Short	1,991	9/30/2024	(226,041)	(1,574)
20 Year U.S. Treasury Bond Futures	Long	661	9/30/2024	78,205	907
30 Year Ultra U.S. Treasury Bond Futures	Short	1,099	9/30/2024	(137,753)	(2,316)

					$3,783

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2024 (000)	(received) (000)	at 6/30/2024 (000)

4.7325%	Annual	SOFR	Annual	5/7/2026	USD284,200	$448	$–	$448
4.7315%	Annual	SOFR	Annual	5/8/2026	USD146,300	232	–	232
4.741%	Annual	SOFR	Annual	5/10/2026	USD394,133	717	–	717

						$1,397	$–	$1,397

115  American Funds Insurance Series

Asset Allocation Fund (continued)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices – sell protection

Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (000)	[20]	Value at 6/30/2024[21] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD17,902		$369	$397	$(28)

Investments in affiliates[17]

	Value at 1/1/2024 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)

Investment funds 5.29%
Capital Group Central Corporate Bond Fund	$1,406,015	$77,372		$24,780	$(3,560)	$(31,978)	$1,423,069	$31,228

Short-term securities 6.57%
Money market investments 6.55%
Capital Group Central Cash Fund 5.37%[18]	2,395,658	1,915,770		2,548,791	(56)	316	1,762,897	58,736

Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 5.37%[18,19]	1,991	5,047	[22]				7,038	–	[23]

Total short-term securities							1,769,935

Total 11.86%					$(3,616)	$(31,662)	$3,193,004	$89,964

Restricted securities[3]

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Rotech Healthcare, Inc.[1,2]	8/22/2014	$6,949	$18,138		.07%

Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2]	7/9/2021	50,000	11,596	.04

Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[4,5]	9/13/2023	2,592	2,654	.01

Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[4,5]	9/13/2023-6/13/2024	29	29	.00	[6]

Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,10]	6/23/2023	977	978	.00	[24]

Total		$60,547	$33,395		.12%

American Funds Insurance Series  116

Asset Allocation Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $33,395,000, which represented .12% of the net assets of the fund.

[4]

All or a portion of this security was on loan. The total value of all such securities was $19,113,000, which represented .07% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[5]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,265,872,000, which represented 4.70% of the net assets of the fund.

[6]	Amount less than one thousand.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Purchased on a TBA basis.
[10]	Step bond; coupon rate may change at a later date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $17,690,000, which represented .07% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.
[13]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $45,566,000, which represented .17% of the net assets of the fund.

[14]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[15]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[16]	Scheduled interest and/or principal payment was not received.
[17]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[18]	Rate represents the seven-day yield at 6/30/2024.
[19]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[20]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[21]

The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[22]	Represents net activity. Refer to Note 5 for more information on securities lending.
[23]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[24]	Amount less than .01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

Agcy. = Agency

Assn. = Association

Auth. = Authority

CAD = Canadian dollars

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

PIK = Payment In Kind

REIT = Real Estate Investment Trust

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

117  American Funds Insurance Series

American Funds Global Balanced Fund
Investment portfolio June 30, 2024	unaudited

Common stocks 64.24%		Shares	Value (000)

Information technology 12.12%	Microsoft Corp.	28,427	$12,706
	Broadcom, Inc.	7,302	11,724
	Apple, Inc.	26,030	5,483
	Samsung Electronics Co., Ltd.	66,608	3,914
	Taiwan Semiconductor Manufacturing Co., Ltd.	89,000	2,647
	Accenture PLC, Class A	8,352	2,534
	Texas Instruments, Inc.	11,952	2,325
	ServiceNow, Inc.[1]	2,161	1,700
	TDK Corp.	19,000	1,161
	GlobalWafers Co., Ltd.	40,000	662
	Intel Corp.	18,607	576
	SK hynix, Inc.	3,393	575
	Salesforce, Inc.	2,160	555
	NEC Corp.	6,400	523
	Seagate Technology Holdings PLC	3,768	389

			47,474

Health care 9.70%	Sanofi	52,883	5,083
	Novo Nordisk AS, Class B	32,415	4,631
	Abbott Laboratories	39,946	4,151
	Gilead Sciences, Inc.	43,345	2,974
	AstraZeneca PLC	15,774	2,459
	UnitedHealth Group, Inc.	4,388	2,235
	Eli Lilly and Co.	2,262	2,048
	Vertex Pharmaceuticals, Inc.[1]	3,067	1,438
	DexCom, Inc.[1]	12,646	1,434
	Takeda Pharmaceutical Co., Ltd.	52,600	1,364
	Stryker Corp.	3,698	1,258
	Molina Healthcare, Inc.[1]	3,802	1,130
	AbbVie, Inc.	5,914	1,014
	Medtronic PLC	12,617	993
	Novartis AG	8,429	903
	Thermo Fisher Scientific, Inc.	1,632	903
	Eurofins Scientific SE, non-registered shares	18,109	900
	GE HealthCare Technologies, Inc.	10,463	815
	GSK PLC	31,883	615
	Danaher Corp.	2,261	565
	BioMarin Pharmaceutical, Inc.[1]	6,215	512
	Alnylam Pharmaceuticals, Inc.[1]	1,800	437
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	3,600	144

			38,006

Industrials 8.13%	RTX Corp.	59,935	6,017
	Carrier Global Corp.	66,144	4,172
	General Dynamics Corp.	8,803	2,554
	Safran SA	11,352	2,388
	BAE Systems PLC	127,728	2,133
	General Electric Co.	10,592	1,684
	Siemens AG	8,055	1,498
	Daikin Industries, Ltd.	9,600	1,326
	Honeywell International, Inc.	6,018	1,285
	CSX Corp.	35,172	1,176
	Thales SA	7,136	1,147
	Airbus SE, non-registered shares	5,999	827
	Melrose Industries PLC	114,430	799
	Volvo AB, Class B	30,779	790
	Boeing Co.[1]	3,659	666
	Deutsche Post AG	14,691	594
	Rolls-Royce Holdings PLC[1]	93,431	540
	United Rentals, Inc.	795	514

American Funds Insurance Series  118

American Funds Global Balanced Fund (continued)

Common stocks (continued)		Shares		Value (000)

Industrials (continued)	L3Harris Technologies, Inc.	2,038		$458
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	27,204		426
	Waste Management, Inc.	1,974		421
	Caterpillar, Inc.	1,194		398
	Recruit Holdings Co., Ltd.	500		27
	GE Vernova, Inc.[1]	–	[2]	–	[2]

				31,840

Financials 7.71%	ING Groep NV	267,263		4,579
	B3 SA - Brasil, Bolsa, Balcao	1,815,653		3,326
	Banco Bilbao Vizcaya Argentaria, SA	321,700		3,209
	Münchener Rückversicherungs-Gesellschaft AG	4,943		2,472
	HDFC Bank, Ltd. (ADR)	28,810		1,853
	HDFC Bank, Ltd.	24,510		495
	AIA Group, Ltd.	344,800		2,338
	BlackRock, Inc.	2,696		2,123
	Chubb, Ltd.	7,322		1,868
	Zurich Insurance Group AG	2,885		1,535
	JPMorgan Chase & Co.	4,919		995
	BNP Paribas SA	11,724		751
	Aegon, Ltd.	112,731		696
	Capital One Financial Corp.	4,869		674
	Bank Central Asia Tbk PT	1,011,700		610
	3i Group PLC	13,863		535
	FinecoBank SpA	35,668		532
	Great-West Lifeco, Inc.	17,796		519
	Kotak Mahindra Bank, Ltd.	19,234		414
	Visa, Inc., Class A	1,307		343
	Ping An Insurance (Group) Company of China, Ltd., Class H	59,000		268
	Ping An Insurance (Group) Company of China, Ltd., Class A	11,300		64

				30,199

Consumer staples 5.65%	Philip Morris International, Inc.	38,604		3,912
	ITC, Ltd.	726,576		3,687
	Imperial Brands PLC	116,457		2,982
	Ajinomoto Co., Inc.	73,950		2,603
	British American Tobacco PLC	73,860		2,270
	Suntory Beverage & Food, Ltd.	44,300		1,573
	Seven & i Holdings Co., Ltd.	101,300		1,234
	Barry Callebaut AG (Switzerland)	755		1,230
	Nestlé SA	10,727		1,095
	Kao Corp.	21,800		886
	Pernod Ricard SA	5,072		690

				22,162

Materials 4.93%	Freeport-McMoRan, Inc.	104,223		5,065
	Air Products and Chemicals, Inc.	13,578		3,504
	Glencore PLC	429,258		2,448
	Linde PLC	4,263		1,871
	BHP Group, Ltd. (CDI)	56,251		1,611
	Smurfit Kappa Group PLC	27,151		1,207
	Fortescue, Ltd.	68,831		983
	Rio Tinto PLC	12,568		827
	Celanese Corp.	5,091		687
	Vale SA (ADR), ordinary nominative shares	58,771		656
	Air Liquide SA	2,601		448

				19,307

119  American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Common stocks (continued)		Shares		Value (000)

Communication services 4.63%	Meta Platforms, Inc., Class A	13,614		$6,864
	Alphabet, Inc., Class A	22,016		4,010
	Alphabet, Inc., Class C	7,461		1,369
	Netflix, Inc.[1]	2,737		1,847
	Singapore Telecommunications, Ltd.	718,100		1,452
	Omnicom Group, Inc.	9,635		864
	Comcast Corp., Class A	19,062		747
	TELUS Corp.	47,553		720
	Nintendo Co., Ltd.	5,300		283

				18,156

Consumer discretionary 4.03%	Amazon.com, Inc.[1]	15,165		2,931
	LVMH Moët Hennessy-Louis Vuitton SE	2,627		2,017
	Home Depot, Inc.	5,834		2,008
	Ferrari NV	3,604		1,472
	Ferrari NV (EUR denominated)	1,214		496
	Compagnie Financière Richemont SA, Class A	9,433		1,472
	Royal Caribbean Cruises, Ltd.[1]	7,852		1,252
	InterContinental Hotels Group PLC	11,356		1,191
	McDonald’s Corp.	3,512		895
	Hasbro, Inc.	11,777		689
	Sony Group Corp.	6,200		527
	Restaurant Brands International, Inc.	6,188		435
	adidas AG	1,646		393

				15,778

Energy 3.09%	Canadian Natural Resources, Ltd. (CAD denominated)	173,623		6,185
	Shell PLC (GBP denominated)	49,225		1,769
	TC Energy Corp. (CAD denominated)	32,907		1,247
	Chevron Corp.	7,410		1,159
	BP PLC	169,713		1,023
	Neste OYJ	42,256		749

				12,132

Utilities 3.04%	DTE Energy Co.	27,496		3,053
	Constellation Energy Corp.	13,593		2,722
	E.ON SE	187,940		2,463
	Duke Energy Corp.	15,430		1,547
	SembCorp Industries, Ltd.	272,700		964
	Dominion Energy, Inc.	12,884		631
	ENN Energy Holdings, Ltd.	64,100		528
	Power Grid Corporation of India, Ltd.	–	[2]	–	[2]

				11,908

Real estate 1.21%	CTP NV	104,539		1,778
	Equinix, Inc. REIT	2,132		1,613
	Embassy Office Parks REIT	316,897		1,347

				4,738

	Total common stocks (cost: $192,436,000)			251,700

Preferred securities 0.08%

Consumer discretionary 0.08%	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	4,238		315

	Total preferred securities (cost: $345,000)			315

American Funds Insurance Series  120

American Funds Global Balanced Fund (continued)

Convertible stocks 0.50%		Shares	Value (000)

Utilities 0.50%	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[3]	47,600	$1,975

	Total convertible stocks (cost: $2,123,000)		1,975

Bonds, notes & other debt instruments 30.42%		Principal amount (000)

Bonds & notes of governments & government agencies outside the U.S. 12.95%
	Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	81
	Asian Development Bank 1.125% 6/10/2025	GBP100	122
	Asian Development Bank 6.20% 10/6/2026	INR1,990	24
	Asian Development Bank 6.72% 2/8/2028	18,000	215
	Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD115	64
	Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	725	436
	Austria (Republic of) 0% 2/20/2031	EUR500	442
	Austria (Republic of) 2.90% 2/20/2034	120	127
	Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	270	288
	Brazil (Federative Republic of) 0% 1/1/2025	BRL2,300	391
	Brazil (Federative Republic of) 10.00% 1/1/2025	900	160
	Brazil (Federative Republic of) 0% 4/1/2025	6,700	1,107
	Brazil (Federative Republic of) 10.00% 1/1/2029	2,230	371
	Brazil (Federative Republic of) 10.00% 1/1/2031	1,529	247
	Brazil (Federative Republic of) 6.00% 8/15/2040[4]	215	37
	Brazil (Federative Republic of) 6.00% 8/15/2050[4]	1,551	262
	Brazil (Federative Republic of) 6.00% 8/15/2060[4]	215	36
	Bulgaria (Republic of) 4.50% 1/27/2033	EUR120	134
	Canada 3.00% 11/1/2024	CAD320	233
	Canada 2.25% 6/1/2025	1,400	1,004
	Canada 0.25% 3/1/2026	246	169
	Canada 3.50% 3/1/2028	609	444
	Chile (Republic of) 4.70% 9/1/2030	CLP55,000	55
	China (People’s Republic of), Series INBK, 2.64% 1/15/2028	CNY8,160	1,150
	China (People’s Republic of), Series INBK, 2.37% 1/15/2029	3,860	540
	China (People’s Republic of), Series INBK, 2.62% 6/25/2030	1,970	279
	China (People’s Republic of), Series INBK, 2.88% 2/25/2033	12,270	1,775
	China (People’s Republic of), Series INBK, 3.81% 9/14/2050	3,860	665
	China (People’s Republic of), Series INBK, 3.12% 10/25/2052	4,630	717
	China (People’s Republic of), Series INBK, 3.00% 10/15/2053	820	126
	China Development Bank Corp., Series 2008, 2.89% 6/22/2025	3,240	451
	China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	151
	China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,231
	China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	309
	Dominican Republic 5.50% 1/27/2025	USD286	286
	Estonia (Republic of) 3.25% 1/17/2034	EUR160	167
	European Bank for Reconstruction and Development 5.00% 1/15/2026	INR7,100	83
	European Bank for Reconstruction and Development 5.25% 1/12/2027	10,100	116
	European Bank for Reconstruction and Development 6.30% 10/26/2027	4,300	51
	European Investment Bank 0.375% 9/15/2027	EUR110	109
	European Investment Bank 0.25% 1/20/2032	860	756
	European Union 0% 7/6/2026	100	101
	European Union 0.25% 10/22/2026	50	50
	European Union 2.875% 12/6/2027	50	53
	French Republic O.A.T. 0.75% 2/25/2028	410	405
	French Republic O.A.T. 0% 11/25/2030	1,320	1,167
	French Republic O.A.T. 2.00% 11/25/2032	610	598
	French Republic O.A.T. 3.25% 5/25/2045	160	162
	Germany (Federal Republic of) 2.50% 3/13/2025	845	900
	Germany (Federal Republic of) 0% 4/16/2027	950	947
	Germany (Federal Republic of) 0% 2/15/2032	540	483
	Germany (Federal Republic of) 1.70% 8/15/2032	674	684
	Germany (Federal Republic of) 2.30% 2/15/2033	510	540
	Germany (Federal Republic of) 1.00% 5/15/2038	280	243

121  American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)
Germany (Federal Republic of) 0% 8/15/2050	EUR380	$206
Germany (Federal Republic of) 0% 8/15/2052	80	41
Greece (Hellenic Republic of) 3.375% 2/15/2025	5	5
Greece (Hellenic Republic of) 3.875% 6/15/2028	65	71
Greece (Hellenic Republic of) 1.50% 6/18/2030	90	87
Greece (Hellenic Republic of) 1.75% 6/18/2032	530	500
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR1,165,000	70
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	1,767,000	106
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	4,437,000	293
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	3,301,000	212
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	1,253,000	74
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	4,446,000	270
Inter-American Development Bank 7.00% 1/25/2029	INR47,000	561
International Bank for Reconstruction and Development 6.75% 9/8/2027	15,800	188
International Bank for Reconstruction and Development 6.75% 7/13/2029	16,200	192
Ireland (Republic of) 2.60% 10/18/2034	EUR100	104
Ireland (Republic of) 3.00% 10/18/2043	150	156
Israel (State of) 1.30% 4/30/2032	ILS2,540	520
Israel (State of) 4.50% 1/17/2033	USD200	180
Israel (State of) 4.00% 3/30/2035	ILS940	230
Italy (Republic of) 1.35% 4/1/2030	EUR550	521
Italy (Republic of) 4.40% 5/1/2033	1,200	1,333
Italy (Republic of) 4.35% 11/1/2033	740	816
Italy (Republic of) 4.20% 3/1/2034	1,675	1,823
Italy (Republic of) 4.50% 10/1/2053	390	414
Japan, Series 19, 0.10% 9/10/2024[4]	JPY32,760	205
Japan, Series 150, 0.005% 12/20/2026	84,950	523
Japan, Series 346, 0.10% 3/20/2027	134,150	828
Japan, Series 352, 0.10% 9/20/2028	61,950	379
Japan, Series 363, 0.10% 6/20/2031	7,500	45
Japan, Series 373, 0.60% 12/20/2033	55,750	334
Japan, Series 152, 1.20% 3/20/2035	205,250	1,281
Japan, Series 176, 0.50% 3/20/2041	109,950	569
Japan, Series 179, 0.50% 12/20/2041	50,500	257
Japan, Series 42, 1.70% 3/20/2044	50,150	305
Japan, Series 37, 0.60% 6/20/2050	26,950	118
Japan, Series 74, 1.00% 3/20/2052	84,000	400
Japan, Series 76, 1.40% 9/20/2052	47,500	250
Magyar Export-Import Bank 6.00% 5/16/2029	EUR100	113
Netherlands (Kingdom of the) 5.50% 1/15/2028	100	117
New South Wales Treasury Corp. 4.75% 2/20/2035	AUD400	259
New South Wales Treasury Corp. 4.25% 2/20/2036	670	409
Norway (Kingdom of) 1.75% 9/6/2029	NOK2,850	244
Norway (Kingdom of) 3.625% 4/13/2034	4,630	435
Nova Scotia (Province of) 3.15% 12/1/2051	CAD170	99
Panama (Republic of) 7.50% 3/1/2031	USD200	210
Panama (Republic of) 6.40% 2/14/2035	200	190
Panama (Republic of) 7.875% 3/1/2057	570	595
Philippines (Republic of) 0.25% 4/28/2025	EUR100	104
Philippines (Republic of) 1.648% 6/10/2031	USD200	159
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	89
Portuguese Republic 0.475% 10/18/2030	EUR230	213
Portuguese Republic 3.50% 6/18/2038	230	247
Romania 2.125% 3/7/2028	130	129
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	ZAR4,235	142
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	246
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	1,831,500	1,428
Spain (Kingdom of) 0% 1/31/2027	EUR335	332
Spain (Kingdom of) 0.80% 7/30/2027	490	491
Spain (Kingdom of) 0.50% 10/31/2031	165	146
Spain (Kingdom of) 3.15% 4/30/2033	317	336

American Funds Insurance Series  122

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)
	Spain (Kingdom of) 3.55% 10/31/2033	EUR370	$403
	Spain (Kingdom of) 3.25% 4/30/2034	120	127
	Spain (Kingdom of) 3.45% 10/31/2034	240	258
	Turkey (Republic of) 12.60% 10/1/2025	TRY13,340	308
	Ukraine 6.876% 5/21/2031[5,6]	USD250	72
	Ukraine 6.876% 5/21/2031[5]	200	57
	United Kingdom 2.75% 9/7/2024	GBP50	63
	United Kingdom 1.25% 7/22/2027	410	476
	United Kingdom 0.375% 10/22/2030	490	496
	United Kingdom 1.00% 1/31/2032	920	932
	United Kingdom 4.25% 6/7/2032	785	1,006
	United Kingdom 3.25% 1/22/2044	174	182
	United Kingdom 1.25% 7/31/2051	413	252
	United Kingdom 4.375% 7/31/2054	235	283
	United Mexican States, Series M, 5.75% 3/5/2026	MXN10,710	541
	United Mexican States, Series M, 7.75% 11/23/2034	13,804	650
	United Mexican States, Series M, 8.00% 11/7/2047	5,120	229
	United Mexican States, Series M, 8.00% 7/31/2053	28,580	1,262
	United Mexican States, Series S, 4.00% 10/29/2054[4]	4,128	189

			50,730

Mortgage-backed obligations 6.90%

Federal agency mortgage-backed obligations 6.03%	Fannie Mae Pool #FS4191 5.50% 3/1/2053[7]	USD290	287

	Fannie Mae Pool #MA5191 6.00% 11/1/2053[7]	527	528

	Fannie Mae Pool #MA5274 7.00% 2/1/2054[7]	1,072	1,103

	Fannie Mae Pool #FS8131 5.50% 6/1/2054[7]	100	99
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[7]	190	192
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[7]	118	119
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[7]	461	447
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[7]	1,609	1,556
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[7]	28	27
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[7]	45	45
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[7]	110	111
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[7]	90	91
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[7]	47	47
	Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[7]	580	541
	Government National Mortgage Assn. 6.50% 7/1/2054[7,8]	1,175	1,192
	Uniform Mortgage-Backed Security 2.00% 7/1/2054[7,8]	50	39
	Uniform Mortgage-Backed Security 4.50% 7/1/2054[7,8]	1,095	1,032
	Uniform Mortgage-Backed Security 5.00% 7/1/2054[7,8]	3,223	3,115
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[7,8]	4,083	4,028
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[7,8]	3,426	3,436
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[7,8]	580	590
	Uniform Mortgage-Backed Security 7.00% 7/1/2054[7,8]	7	7
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[7,8]	2,837	2,844
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[7,8]	2,073	2,109
	Uniform Mortgage-Backed Security 7.00% 8/1/2054[7,8]	46	47

			23,632

Collateralized mortgage-backed obligations (privately originated) 0.48%	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.635% 5/25/2043[6,7,9]	179	184

	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.235% 6/25/2043[6,7,9]	100	102

	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.035% 7/25/2043[6,7,9]	73	73

	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.135% 1/25/2044[6,7,9]	55	56

	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.424% 5/25/2044[6,7,9]	112	112

123  American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) (continued)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.985% 5/25/2044[6,7,9]	USD121	$122

	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[6,7,10]	329	330

	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[6,7,9]	97	89

	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[6,7,10]	118	118

	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[6,7,10]	227	228

	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[6,7,10]	301	303

	Verus Securitization Trust, Series 24-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028)[6,7,10]	151	152

			1,869

Other mortgage-backed securities 0.24%	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037[7]	DKK450	58

	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[7]	1,169	148

	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[7]	5,392	616

	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050[7]	465	48

	Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[7]	560	62

	Realkredit Danmark AS 1.00% 10/1/2053[7]	185	20

			952

Commercial mortgage-backed securities 0.15%	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[6,7,9]	USD150	148

	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[6,7,9]	110	109

	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.572% 7/10/2028[6,7,9]	100	102

	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[6,7,9]	135	135

	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[6,7,9]	100	100

			594

	Total mortgage-backed obligations		27,047

Corporate bonds, notes & loans 5.83%

Financials 1.52%	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[10]	EUR330	306

	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[6,10]	USD200	204

	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[10]	EUR100	111

	Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[10]	USD500	479

	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[10]	161	161

	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[10]	285	294

	BPCE SA 4.50% 1/13/2033	EUR100	111

	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[6,10]	USD200	203

	Chubb INA Holdings, LLC 3.35% 5/3/2026	10	10

	Chubb INA Holdings, LLC 4.35% 11/3/2045	20	17

	Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[10]	110	104

	Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[10]	29	28

	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[10]	140	140

	Corebridge Financial, Inc. 3.90% 4/5/2032	59	53

	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[10]	160	148

	Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[10]	EUR200	188

American Funds Insurance Series  124

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Financials (continued)	Goldman Sachs Group, Inc. 4.017% 10/31/2038 (3-month USD CME Term SOFR + 1.635% on 10/31/2037)[10]	USD78	$66
	HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[10]	200	197
	HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[10]	360	381
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[10]	290	314
	ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[10]	EUR100	117
	JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[10]	USD160	154
	KfW 1.125% 7/4/2025	GBP95	116
	Mastercard, Inc. 2.00% 11/18/2031	USD102	84
	Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[10]	200	187
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[10]	126	118
	Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[10]	72	63
	NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[10]	EUR175	163
	New York Life Insurance Co. 3.75% 5/15/2050[6]	USD23	17
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[10]	65	71
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[10]	25	25
	PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	280	278
	Royal Bank of Canada 1.20% 4/27/2026	175	163
	UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[6,10]	450	449
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[10]	400	368
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[10]	100	86

			5,974

Energy 0.85%	Ecopetrol SA 4.125% 1/16/2025	127	125

	Ecopetrol SA 8.625% 1/19/2029	555	584
	Ecopetrol SA 6.875% 4/29/2030	160	154
	Halliburton Co. 3.80% 11/15/2025	2	2
	Kinder Morgan, Inc. 4.30% 6/1/2025	165	163
	ONEOK, Inc. 5.80% 11/1/2030	7	7
	ONEOK, Inc. 6.05% 9/1/2033	53	55
	Petrobras Global Finance BV 5.299% 1/27/2025	113	112
	Petroleos Mexicanos 7.19% 9/12/2024	MXN6,179	334
	Petroleos Mexicanos 4.25% 1/15/2025	USD296	292
	Petroleos Mexicanos 6.875% 10/16/2025	63	63
	Petroleos Mexicanos 6.875% 8/4/2026	211	207
	Petroleos Mexicanos 6.49% 1/23/2027	1,068	1,026
	Raizen Fuels Finance SA 6.45% 3/5/2034[6]	200	203

			3,327

Utilities 0.74%	American Electric Power Co., Inc. 1.00% 11/1/2025	100	94

	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[6]	35	33
	CMS Energy Corp. 3.00% 5/15/2026	180	172
	Consumers Energy Co. 3.60% 8/15/2032	250	225
	Duke Energy Progress, LLC 3.70% 9/1/2028	75	72
	Enel Américas SA 4.00% 10/25/2026	35	34
	Enel Finance International NV 1.875% 7/12/2028[6]	200	176
	Enfragen Energia Sur SA 5.375% 12/30/2030	200	167
	Entergy Louisiana, LLC 4.75% 9/15/2052	100	87
	Exelon Corp. 3.40% 4/15/2026	150	145
	FirstEnergy Corp. 1.60% 1/15/2026	100	94
	Interstate Power and Light Co. 2.30% 6/1/2030	50	43
	NextEra Energy Operating Partners, LP 7.25% 1/15/2029[6]	550	564

125  American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Utilities (continued)	Niagara Mohawk Power Corp. 3.508% 10/1/2024[6]	USD85	$84
	Pacific Gas and Electric Co. 3.15% 1/1/2026	100	96
	Pacific Gas and Electric Co. 2.95% 3/1/2026	25	24
	Pacific Gas and Electric Co. 2.10% 8/1/2027	100	90
	Pacific Gas and Electric Co. 4.65% 8/1/2028	114	110
	Pacific Gas and Electric Co. 4.55% 7/1/2030	31	29
	Pacific Gas and Electric Co. 6.15% 1/15/2033	78	79
	Pacific Gas and Electric Co. 3.50% 8/1/2050	137	90
	Southern California Edison Co. 0.975% 8/1/2024	100	100
	Xcel Energy, Inc. 3.35% 12/1/2026	316	302

			2,910

Communication services 0.66%	América Móvil, SAB de CV 10.125% 1/22/2029	MXN9,100	484
	América Móvil, SAB de CV 9.50% 1/27/2031	12,420	635
	AT&T, Inc. 2.75% 6/1/2031	USD165	141
	AT&T, Inc. 2.55% 12/1/2033	64	51
	AT&T, Inc. 4.30% 11/18/2034	EUR100	111
	Comcast Corp. 0% 9/14/2026	100	99
	Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	56
	Orange 9.00% 3/1/2031[10]	65	78
	Tencent Holdings, Ltd. 3.925% 1/19/2038	200	168
	T-Mobile USA, Inc. 2.05% 2/15/2028	200	180
	T-Mobile USA, Inc. 3.70% 5/8/2032	EUR100	107
	T-Mobile USA, Inc. 5.15% 4/15/2034	USD115	113
	Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	130
	Verizon Communications, Inc. 0.75% 3/22/2032	100	87
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	USD168	137

			2,577

Health care 0.53%	AbbVie, Inc. 5.05% 3/15/2034	25	25

	AbbVie, Inc. 5.35% 3/15/2044	25	25
	AbbVie, Inc. 5.40% 3/15/2054	25	25
	AbbVie, Inc. 5.50% 3/15/2064	25	25
	Amgen, Inc. 1.90% 2/21/2025	40	39
	Amgen, Inc. 2.20% 2/21/2027	30	28
	Amgen, Inc. 4.20% 3/1/2033	280	259
	Amgen, Inc. 5.65% 3/2/2053	151	149
	AstraZeneca Finance, LLC 2.25% 5/28/2031	69	58
	Becton, Dickinson and Co. 3.734% 12/15/2024	10	10
	Becton, Dickinson and Co. 3.70% 6/6/2027	43	41
	Becton, Dickinson and Co. 4.298% 8/22/2032	320	300
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	215	215
	EMD Finance, LLC 3.25% 3/19/2025[6]	250	246
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	197	192
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21	20
	Stryker Corp. 0.75% 3/1/2029	EUR210	199
	Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	100	104
	UnitedHealth Group, Inc. 4.00% 5/15/2029	USD135	130

			2,090

Consumer discretionary 0.42%	Amazon.com, Inc. 2.80% 8/22/2024	45	45

	BMW US Capital, LLC 3.90% 4/9/2025[6]	70	69

	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	150	144

	Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[6]	150	149
	Hyundai Capital America 1.50% 6/15/2026[6]	250	232
	Hyundai Capital America 2.375% 10/15/2027[6]	109	99
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]	185	183

American Funds Insurance Series  126

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Consumer discretionary (continued)	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[6]	USD70	$74
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[6]	59	63
	Sands China, Ltd. 5.40% 8/8/2028	400	392
	Stellantis Finance US, Inc. 2.691% 9/15/2031[6]	200	165
	Toyota Motor Credit Corp. 3.375% 4/1/2030	33	30

			1,645

Industrials 0.28%	Boeing Co. 6.528% 5/1/2034[6]	270	277
	Canadian Pacific Railway Co. 3.10% 12/2/2051	164	109
	Carrier Global Corp. 2.242% 2/15/2025	6	6
	Carrier Global Corp. 2.493% 2/15/2027	7	6
	CSX Corp. 3.80% 4/15/2050	6	4
	CSX Corp. 2.50% 5/15/2051	75	44
	Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[6]	86	85
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[6]	200	191
	RTX Corp. 4.125% 11/16/2028	170	164
	Sats Treasury Pte., Ltd. 4.828% 1/23/2029	200	198

			1,084

Materials 0.26%	Braskem Netherlands Finance BV 8.50% 1/12/2031	600	613
	Celanese US Holdings, LLC 6.379% 7/15/2032	50	51
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[6]	250	262
	Vale Overseas, Ltd. 3.75% 7/8/2030	94	85

			1,011

Consumer staples 0.25%	Altria Group, Inc. 2.20% 6/15/2027	EUR270	278
	BAT Capital Corp. 3.215% 9/6/2026	USD62	59
	BAT Capital Corp. 4.70% 4/2/2027	67	66
	BAT Capital Corp. 3.557% 8/15/2027	105	100
	BAT Capital Corp. 3.462% 9/6/2029	75	68
	British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[10]	EUR300	304
	Philip Morris International, Inc. 5.75% 11/17/2032	USD110	112

			987

Information technology 0.21%	Broadcom, Inc. 4.00% 4/15/2029[6]	21	20
	Broadcom, Inc. 4.15% 11/15/2030	70	66
	Broadcom, Inc. 3.419% 4/15/2033[6]	53	46
	Broadcom, Inc. 3.137% 11/15/2035[6]	15	12
	Lenovo Group, Ltd. 5.875% 4/24/2025	269	269
	Oracle Corp. 2.65% 7/15/2026	216	205
	SK hynix, Inc. 1.50% 1/19/2026	200	188

			806

Real estate 0.11%	American Tower Corp. 0.875% 5/21/2029	EUR130	121
	Equinix, Inc. 2.15% 7/15/2030	USD176	147
	Essex Portfolio, LP 3.50% 4/1/2025	120	118
	Essex Portfolio, LP 3.375% 4/15/2026	40	39

			425

	Total corporate bonds, notes & loans		22,836

127  American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. Treasury bonds & notes 4.34%

U.S. Treasury 3.90%	U.S. Treasury 2.125% 11/30/2024	USD1,230	$1,214
	U.S. Treasury 1.75% 3/15/2025	98	96
	U.S. Treasury 3.00% 7/15/2025	941	921
	U.S. Treasury 3.125% 8/15/2025	18	18
	U.S. Treasury 0.375% 11/30/2025	50	47
	U.S. Treasury 3.75% 4/15/2026	76	75
	U.S. Treasury 2.75% 4/30/2027	432	412
	U.S. Treasury 2.75% 7/31/2027	46	44
	U.S. Treasury 4.00% 6/30/2028	4,443	4,376
	U.S. Treasury 4.375% 8/31/2028	115	115
	U.S. Treasury 4.625% 9/30/2028	1,858	1,874
	U.S. Treasury 4.375% 11/30/2028	119	119
	U.S. Treasury 4.125% 3/31/2029	815	807
	U.S. Treasury 1.375% 11/15/2031	772	627
	U.S. Treasury 2.875% 5/15/2032	284	256
	U.S. Treasury 4.375% 5/15/2034	1,080	1,080
	U.S. Treasury 1.875% 2/15/2041[11]	605	414
	U.S. Treasury 2.25% 5/15/2041[11]	1,115	807
	U.S. Treasury 2.875% 11/15/2046	400	300
	U.S. Treasury 1.25% 5/15/2050[11]	630	312
	U.S. Treasury 1.375% 8/15/2050	400	205
	U.S. Treasury 2.375% 5/15/2051[11]	510	336
	U.S. Treasury 2.00% 8/15/2051[11]	560	336
	U.S. Treasury 4.00% 11/15/2052	270	246
	U.S. Treasury 3.625% 2/15/2053	299	254

			15,291

U.S. Treasury inflation-protected securities 0.44%	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[4]	526	521
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[4]	342	324
	U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[4]	672	681

	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[4]	261	199

			1,725

	Total U.S. Treasury bonds & notes		17,016

Asset-backed obligations 0.31%
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[6,7]	100	101
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[6,7]	47	47
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[6,7]	92	93
	American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[6,7]	15	15
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[6,7]	125	124
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[6,7]	148	150
	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[6,7]	113	113
	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[6,7]	100	100
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[6,7]	208	210
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[6,7]	100	101
	Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[6,7]	26	25
	SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.883% 11/15/2052[6,7,9]	86	88
	Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.903% 8/15/2025[7,9]	2	2
	Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[6,7]	31	30
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[6,7]	19	19

			1,218

American Funds Insurance Series  128

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)			Principal amount (000)	Value (000)

Federal agency bonds & notes 0.05%
	Export-Import Bank of Thailand 5.354% 5/16/2029		USD200	$201

Municipals 0.04%

Ohio 0.02%	Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048		100	76

Texas 0.02%	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		80	59

	Total municipals			135

	Total bonds, notes & other debt instruments (cost: $125,986,000)			119,183

Investment funds 0.99%			Shares
	Capital Group Central Corporate Bond Fund[12]		466,539	3,858

	Total Investment funds (cost: $3,685,000)			3,858

Short-term securities 8.67%

Money market investments 8.20%
	Capital Group Central Cash Fund 5.37%[12,13]		321,365	32,137

		Weighted average yield at acquisition	Principal amount (000)

Bills & notes of governments & government agencies outside the U.S. 0.43%
	Egypt (Arab Republic of) 10/1/2024	22.855%	EGP2,850	56
	Egypt (Arab Republic of) 11/12/2024	22.326	4,200	80
	Egypt (Arab Republic of) 11/19/2024	22.238	6,500	123
	Egypt (Arab Republic of) 3/11/2025	21.301	7,550	134
	Egypt (Arab Republic of) 3/18/2025	21.138	34,700	612
	Japan Treasury 7/22/2024	0.005	JPY110,650	688

				1,693

			Shares

Money market investments purchased with collateral from securities on loan 0.04%
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[13,14]		109,997	110
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[13,14]		22,048	22

				132

	Total short-term securities (cost: $34,001,000)			33,962

	Total investment securities 104.90% (cost: $358,576,000)			410,993
	Other assets less liabilities (4.90)%			(19,196)

	Net assets 100.00%			$391,797

129  American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
2 Year Euro-Schatz Futures	Long	8	9/10/2024	USD906	$4
2 Year U.S. Treasury Note Futures	Long	57	10/3/2024	11,640	7
5 Year Euro-Bobl Futures	Long	75	9/10/2024	9,353	68
5 Year U.S. Treasury Note Futures	Long	58	10/3/2024	6,181	35
10 Year French Government Bond Futures	Short	5	9/10/2024	(659)	10
10 Year Italy Government Bond Futures	Short	18	9/10/2024	(2,222)	27
10 Year Australian Treasury Bond Futures	Short	1	9/16/2024	(76)	–	[2]
10 Year Japanese Government Bond Futures	Short	5	9/20/2024	(4,440)	11
10 Year Canadian Government Bond Futures	Long	18	9/27/2024	1,580	13
10 Year UK Gilt Futures	Long	25	9/30/2024	3,083		(27)
10 Year U.S. Treasury Note Futures	Long	21	9/30/2024	2,310	23
10 Year Ultra U.S. Treasury Note Futures	Short	11	9/30/2024	(1,249)	9
20 Year U.S. Treasury Bond Futures	Long	13	9/30/2024	1,538	18
30 Year Ultra U.S. Treasury Bond Futures	Long	4	9/30/2024	501	5

					$203

Forward currency contracts

						Unrealized
Contract amount						appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2024 (000)

USD	1,096	PLN	4,490	Citibank	7/3/2024	$ (19)
PLN	4,490	USD	1,144	Bank of America	7/3/2024	(28)
AUD	1,390	USD	925	Bank of America	7/9/2024	3
USD	107	JPY	16,710	Citibank	7/9/2024	3
USD	99	CNH	720	Bank of America	7/9/2024	– [2]
CNH	1,460	USD	200	Standard Chartered Bank	7/9/2024	– [2]
THB	12,750	USD	349	Citibank	7/9/2024	(2)
CHF	270	USD	304	Bank of America	7/9/2024	(3)
CNH	5,190	USD	717	UBS AG	7/9/2024	(6)
JPY	184,360	USD	1,197	Morgan Stanley	7/9/2024	(49)
USD	850	EUR	790	Morgan Stanley	7/10/2024	4
CAD	1,610	USD	1,175	Morgan Stanley	7/10/2024	2
CAD	90	USD	66	HSBC Bank	7/10/2024	– [2]
EUR	60	USD	64	HSBC Bank	7/10/2024	– [2]
USD	190	GBP	150	BNP Paribas	7/10/2024	– [2]
PLN	540	USD	136	BNP Paribas	7/10/2024	(2)
EUR	180	USD	196	Bank of America	7/10/2024	(3)
EUR	201	CAD	300	UBS AG	7/10/2024	(4)
GBP	530	USD	677	Morgan Stanley	7/10/2024	(7)
EUR	1,520	USD	1,655	JPMorgan Chase	7/10/2024	(27)
USD	90	JPY	14,288	HSBC Bank	7/11/2024	1
USD	247	AUD	370	Morgan Stanley	7/11/2024	– [2]
USD	247	AUD	370	HSBC Bank	7/11/2024	– [2]
NZD	280	USD	173	Bank of America	7/11/2024	(3)
SEK	3,570	USD	341	Bank of America	7/11/2024	(4)
JPY	284,629	USD	1,834	UBS AG	7/11/2024	(61)
USD	1,377	MXN	24,383	Morgan Stanley	7/12/2024	47
USD	303	MXN	5,466	Goldman Sachs	7/12/2024	5
MYR	800	USD	171	Standard Chartered Bank	7/12/2024	(1)
USD	133	BRL	700	Morgan Stanley	7/15/2024	8

American Funds Insurance Series  130

American Funds Global Balanced Fund (continued)

Forward currency contracts (continued)

						Unrealized
Contract amount						appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2024 (000)

USD	49	KRW	66,900	Barclays Bank PLC	7/15/2024	$1
USD	345	KRW	474,750	Citibank	7/15/2024	1
USD	811	ILS	3,000	BNP Paribas	7/17/2024	16
HUF	17,610	USD	48	JPMorgan Chase	7/17/2024	–	[2]
USD	134	MXN	2,470	BNP Paribas	7/17/2024		(1)
USD	535	MXN	10,001	Morgan Stanley	7/17/2024		(10)
SGD	160	USD	118	HSBC Bank	7/18/2024	–	[2]
JPY	35,000	USD	220	Bank of America	7/18/2024		(2)
JPY	227,460	USD	1,454	Morgan Stanley	7/18/2024		(35)
AUD	360	USD	239	Standard Chartered Bank	7/22/2024	2
EUR	1,040	USD	1,113	Standard Chartered Bank	7/22/2024	2
EUR	1,130	USD	1,211	UBS AG	7/22/2024	1
USD	170	AUD	255	HSBC Bank	7/22/2024	–	[2]
USD	740	EUR	690	Morgan Stanley	7/22/2024	–	[2]
EUR	1,320	USD	1,426	BNP Paribas	7/22/2024		(11)
USD	730	CNH	5,310	Goldman Sachs	7/24/2024	1
CAD	300	USD	219	JPMorgan Chase	7/24/2024	–	[2]
USD	35	ZAR	630	Bank of New York Mellon	7/24/2024	–	[2]
CZK	2,000	USD	86	BNP Paribas	7/24/2024		(1)
ILS	200	USD	54	BNP Paribas	7/24/2024		(1)
USD	682	NOK	7,213	Morgan Stanley	7/25/2024	6
EUR	375	USD	401	Morgan Stanley	7/25/2024	1
EUR	396	DKK	2,950	HSBC Bank	7/25/2024	–	[2]
DKK	800	USD	115	HSBC Bank	7/25/2024	–	[2]
EUR	210	USD	226	JPMorgan Chase	7/25/2024	–	[2]
USD	1,897	BRL	10,361	JPMorgan Chase	7/30/2024	50
USD	90	BRL	500	Goldman Sachs	7/30/2024	1
COP	276,050	USD	66	Morgan Stanley	7/30/2024	–	[2]
IDR	2,000,000	USD	122	Standard Chartered Bank	7/30/2024	–	[2]
USD	169	IDR	2,768,834	Standard Chartered Bank	7/30/2024	–	[2]
USD	293	INR	24,479	JPMorgan Chase	7/30/2024	–	[2]
USD	572	INR	47,780	UBS AG	7/30/2024		(1)
CLP	333,610	USD	357	Morgan Stanley	7/30/2024		(3)
USD	205	MXN	3,833	Morgan Stanley	9/18/2024		(2)
USD	268	BRL	1,390	Citibank	4/1/2025	28

							$(103)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

							Upfront	Unrealized
Receive		Pay			Notional	Value at	premium paid	appreciation (depreciation)
	Payment		Payment	Expiration	amount	6/30/2024	(received)	at 6/30/2024
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

3.79165%	Annual	SOFR	Annual	1/13/2026	USD865	$(13)	$–	$(13)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN3,200	(11)	–	(11)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP70	– [2]	–	– [2]
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP1,715	68	–	68
4.96048%	Annual	SONIA	Annual	6/21/2028	GBP850	33	–	33
3.968%	Annual	SONIA	Annual	2/16/2029	GBP1,495	(5)	–	(5)
SOFR	Annual	3.29015%	Annual	1/13/2030	USD2,870	104	–	104

131  American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

							Upfront	Unrealized
Receive		Pay			Notional	Value at	premium paid	appreciation (depreciation)
	Payment		Payment	Expiration	amount	6/30/2024	(received)	at 6/30/2024
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

SONIA	Annual	4.34948%	Annual	6/21/2033	GBP460	$(21)	$–	$(21)
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP930	(44)	–	(44)
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP375	– [2]	–	– [2]

						$111	$–	$111

Bilateral interest rate swaps

								Upfront	Unrealized
Receive		Pay				Notional	Value at	premium paid	appreciation (depreciation)
	Payment		Payment		Expiration	amount	6/30/2024	(received)	at 6/30/2024
Rate	frequency	Rate	frequency	Counterparty	date	(000)	(000)	(000)	(000)

10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL9,330	$(157)	$–	$(157)

Credit default swaps

Centrally cleared credit default swaps on credit indices – sell protection

Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (000)	[15]	Value at 6/30/2024 (000)	[16]	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)

CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD11,764		$242		$261	$(19)

American Funds Insurance Series  132

American Funds Global Balanced Fund (continued)

Investments in affiliates[12]

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)		Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)

Investment funds 0.99%
Capital Group Central Corporate Bond Fund	$8,341	$2,535	$6,757	$45		$(306)	$3,858	$173

Short-term securities 8.20%
Money market investments 8.20%
Capital Group Central Cash Fund 5.37%[13]	12,974	69,325	50,163	–	[2]	1	32,137	843

Total 9.19%				$45		$(305)	$35,995	$1,016

[1]	Security did not produce income during the last 12 months.
[2]	Amount less than one thousand.
[3]

All or a portion of this security was on loan. The total value of all such securities was $143,000, which represented .04% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Scheduled interest and/or principal payment was not received.
[6]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,001,000, which represented 2.04% of the net assets of the fund.

[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Purchased on a TBA basis.
[9]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[10]	Step bond; coupon rate may change at a later date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $907,000, which represented .23% of the net assets of the fund.
[12]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Rate represents the seven-day yield at 6/30/2024.
[14]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[15]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[16]

The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)

ADR = American Depositary Receipts	INR = Indian rupees
Assn. = Association	JPY = Japanese yen
AUD = Australian dollars	KRW = South Korean won
BRL = Brazilian reais	MXN = Mexican pesos
BZDIOVER = Overnight Brazilian Interbank Deposit Rate	MYR = Malaysian ringgits
CAD = Canadian dollars	NOK = Norwegian kroner
CDI = CREST Depository Interest	NZD = New Zealand dollars
CHF = Swiss francs	PLN = Polish zloty
CLP = Chilean pesos	Ref. = Refunding
CME = CME Group	REIT = Real Estate Investment Trust
CNH = Chinese yuan renminbi	Rev. = Revenue
CNY = Chinese yuan	SEK = Swedish kronor
COP = Colombian pesos	SGD = Singapore dollars
CZK = Czech korunas	SOFR = Secured Overnight Financing Rate
DKK = Danish kroner	SONIA = Sterling Overnight Interbank Average Rate
EGP = Egyptian pounds	TBA = To be announced
EUR = Euros	THB = Thai baht
EURIBOR = Euro Interbank Offered Rate	TIIE = Equilibrium Interbank Interest Rate
GBP = British pounds	TRY = Turkish lira
HUF = Hungarian forints	USD = U.S. dollars
IDR = Indonesian rupiah	ZAR = South African rand
ILS = Israeli shekels

Refer to the notes to financial statements.

133  American Funds Insurance Series

The Bond Fund of America

Investment portfolio June 30, 2024	unaudited

Bonds, notes & other debt instruments 97.11%		Principal amount (000)	Value (000)

Mortgage-backed obligations 41.39%

Federal agency mortgage-backed obligations 36.85%	Fannie Mae Pool #AB1068 4.50% 5/1/2025[1]	USD8	$8
	Fannie Mae Pool #256133 4.50% 1/1/2026[1]	4	4
	Fannie Mae Pool #AR3058 3.00% 1/1/2028[1]	46	44
	Fannie Mae Pool #AS8018 3.00% 9/1/2031[1]	33	31
	Fannie Mae Pool #BM4741 3.00% 4/1/2032[1]	17	17
	Fannie Mae Pool #913966 6.00% 2/1/2037[1]	32	33
	Fannie Mae Pool #945680 6.00% 9/1/2037[1]	357	365
	Fannie Mae Pool #924866 5.765% 10/1/2037[1,2]	134	133
	Fannie Mae Pool #988588 5.50% 8/1/2038[1]	170	171
	Fannie Mae Pool #889982 5.50% 11/1/2038[1]	742	745
	Fannie Mae Pool #AB1297 5.00% 8/1/2040[1]	174	172
	Fannie Mae Pool #AH8144 5.00% 4/1/2041[1]	760	744
	Fannie Mae Pool #AH9479 5.00% 4/1/2041[1]	711	702
	Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]	117,066	98,517
	Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	734	725
	Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	403	399
	Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	343	340
	Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	249	246
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	1,385	1,159
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	2,320	1,941
	Fannie Mae Pool #AZ3904 4.00% 5/1/2045[1]	40	37
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	1,785	1,619
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[1]	765	693
	Fannie Mae Pool #BD1968 4.00% 7/1/2046[1]	760	710
	Fannie Mae Pool #BD5477 4.00% 7/1/2046[1]	128	120
	Fannie Mae Pool #BM5148 4.00% 10/1/2046[1]	4,848	4,529
	Fannie Mae Pool #BE0592 4.00% 11/1/2046[1]	302	277
	Fannie Mae Pool #BE8885 4.00% 3/1/2047[1]	789	737
	Fannie Mae Pool #MA3058 4.00% 7/1/2047[1]	36	34
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]	4,156	3,755
	Fannie Mae Pool #BJ1515 4.00% 11/1/2047[1]	2,200	2,061
	Fannie Mae Pool #CA0706 4.00% 11/1/2047[1]	78	73
	Fannie Mae Pool #BM4413 4.50% 12/1/2047[1]	2,325	2,235
	Fannie Mae Pool #CA1189 3.50% 2/1/2048[1]	1,211	1,096
	Fannie Mae Pool #BJ5749 4.00% 5/1/2048[1]	14	13
	Fannie Mae Pool #BF0293 3.00% 7/1/2048[1]	5,894	5,139
	Fannie Mae Pool #BF0318 3.50% 8/1/2048[1]	4,530	4,105
	Fannie Mae Pool #BM5349 4.00% 9/1/2048[1]	19,903	18,650
	Fannie Mae Pool #FM4891 3.50% 10/1/2048[1]	18,207	16,489
	Fannie Mae Pool #BM4676 4.00% 10/1/2048[1]	11	10
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	463	420
	Fannie Mae Pool #CA3807 3.00% 7/1/2049[1]	1,240	1,079
	Fannie Mae Pool #CA3806 3.00% 7/1/2049[1]	812	710
	Fannie Mae Pool #FS5372 3.50% 7/1/2049[1]	2,386	2,161
	Fannie Mae Pool #FM1262 4.00% 7/1/2049[1]	19,812	18,382
	Fannie Mae Pool #FM0007 3.50% 9/1/2049[1]	13,461	12,072
	Fannie Mae Pool #FM1589 3.50% 9/1/2049[1]	3,668	3,290
	Fannie Mae Pool #FM1954 3.50% 11/1/2049[1]	5,819	5,219
	Fannie Mae Pool #FS5313 3.50% 1/1/2050[1]	27,415	24,681
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	5,417	4,516
	Fannie Mae Pool #FM5507 3.00% 7/1/2050[1]	16,098	14,029
	Fannie Mae Pool #CA6309 3.00% 7/1/2050[1]	5,890	5,146
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]	1,835	1,580
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]	1,064	922
	Fannie Mae Pool #BQ1226 2.00% 9/1/2050[1]	1,756	1,384
	Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	1	1
	Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]	2,915	2,435
	Fannie Mae Pool #CA7028 2.50% 9/1/2050[1]	986	823
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	351	302
	Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	276	230
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	1,637	1,408

American Funds Insurance Series  134

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)	Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]	USD6,621	$5,529
	Fannie Mae Pool #FM4897 3.00% 11/1/2050[1]	16,703	14,616
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	1,117	882
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	1,113	958
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	7,012	5,552
	Fannie Mae Pool #BR4104 2.00% 1/1/2051[1]	5,495	4,339
	Fannie Mae Pool #FM6113 2.50% 1/1/2051[1]	23,230	19,138
	Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]	69	60
	Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]	420	335
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	5,593	4,653
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	30	24
	Fannie Mae Pool #BR6309 2.50% 4/1/2051[1]	4,329	3,558
	Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]	2,653	2,184
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	3,348	2,876
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	403	346
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	18	14
	Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]	550	439
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	308	265
	Fannie Mae Pool #FM7510 3.00% 6/1/2051[1]	217	187
	Fannie Mae Pool #MA4378 2.00% 7/1/2051[1]	82	65
	Fannie Mae Pool #CB0988 2.50% 7/1/2051[1]	9,390	7,765
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	477	397
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]	1,476	1,275
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	1,145	946
	Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	3,426	2,946
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	4,718	3,705
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	140	111
	Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	1,024	882
	Fannie Mae Pool #MA4492 2.00% 12/1/2051[1]	866	679
	Fannie Mae Pool #CB2787 3.50% 12/1/2051[1]	24	22
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]	1,970	1,546
	Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	1,069	919
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	16,051	12,604
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	2,653	2,080
	Fannie Mae Pool #BV3083 2.00% 2/1/2052[1]	876	688
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	35,999	31,220
	Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	1,675	1,315
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	1,333	1,047
	Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	1,152	904
	Fannie Mae Pool #BV4172 2.00% 3/1/2052[1]	908	712
	Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]	1,772	1,388
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	794	622
	Fannie Mae Pool #FS1655 4.00% 4/1/2052[1]	299	275
	Fannie Mae Pool #BW1931 5.00% 6/1/2052[1]	3,118	3,018
	Fannie Mae Pool #BT8262 5.00% 6/1/2052[1]	1,405	1,364
	Fannie Mae Pool #BW0959 5.00% 7/1/2052[1]	2,902	2,821
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]	612	593
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	276	261
	Fannie Mae Pool #BW8497 4.50% 9/1/2052[1]	60	57
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	54,473	51,450
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]	2,564	2,428
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	3,177	3,144
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	2,837	2,808
	Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	234	239
	Fannie Mae Pool #BX1132 4.50% 11/1/2052[1]	943	890
	Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	135	130
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	5,478	5,407
	Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]	44	44
	Fannie Mae Pool #BX5927 4.00% 1/1/2053[1]	277	254
	Fannie Mae Pool #FS6769 5.00% 1/1/2053[1]	33,346	32,337
	Fannie Mae Pool #MA4916 4.00% 2/1/2053[1]	4,907	4,493

135  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)	Fannie Mae Pool #MA4918 5.00% 2/1/2053[1]	USD651	$630
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	8,425	8,319
	Fannie Mae Pool #BW5268 4.00% 3/1/2053[1]	414	379
	Fannie Mae Pool #CB5986 5.00% 3/1/2053[1]	159	154
	Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	4,277	4,231
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	468	463
	Fannie Mae Pool #BX7949 6.00% 3/1/2053[1]	1,014	1,020
	Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]	4,633	4,242
	Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]	708	669
	Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]	95	92
	Fannie Mae Pool #BY0130 5.50% 4/1/2053[1]	987	976
	Fannie Mae Pool #CB6033 6.00% 4/1/2053[1]	20,911	21,041
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	4,983	4,562
	Fannie Mae Pool #CB6297 4.00% 5/1/2053[1]	32	29
	Fannie Mae Pool #BX9827 5.00% 5/1/2053[1]	11,602	11,222
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	3,075	2,977
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	6,630	6,544
	Fannie Mae Pool #BY1592 5.50% 5/1/2053[1]	894	884
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	8,335	8,375
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	11,645	11,495
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	7,530	7,450
	Fannie Mae Pool #BY3612 5.50% 6/1/2053[1]	315	311
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	4,450	4,482
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	2,730	2,748
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	2,013	2,029
	Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	6,445	5,057
	Fannie Mae Pool #BY4459 5.00% 7/1/2053[1]	663	642
	Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	95	92
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	3,759	3,710
	Fannie Mae Pool #CB6768 6.50% 7/1/2053[1]	9,288	9,493
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	26,058	25,714
	Fannie Mae Pool #FS6666 5.50% 8/1/2053[1]	13,799	13,645
	Fannie Mae Pool #MA5138 5.50% 9/1/2053[1]	15,171	14,970
	Fannie Mae Pool #CB7108 5.50% 9/1/2053[1]	6,875	6,796
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]	9,176	9,207
	Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	19,306	19,698
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	8,015	7,338
	Fannie Mae Pool #CB7331 5.50% 10/1/2053[1]	35,544	35,113
	Fannie Mae Pool #CB7332 5.50% 10/1/2053[1]	12,570	12,426
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	478	472
	Fannie Mae Pool #CB7725 6.00% 10/1/2053[1]	10,082	10,124
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	3,657	3,348
	Fannie Mae Pool #FS7252 5.00% 11/1/2053[1,3]	137,570	133,027
	Fannie Mae Pool #MA5190 5.50% 11/1/2053[1]	55,185	54,456
	Fannie Mae Pool #FS7979 2.00% 12/1/2053[1]	1,873	1,470
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	9,675	9,547
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	2,063	2,037
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	1,643	1,675
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	1,964	1,938
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	782	772
	Fannie Mae Pool #FS7031 6.00% 2/1/2054[1]	7,993	8,058
	Fannie Mae Pool #FS7503 6.00% 2/1/2054[1]	6,093	6,113
	Fannie Mae Pool #BY8083 4.00% 3/1/2054[1]	25	23
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	23,700	23,383
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[1]	21,060	20,798
	Fannie Mae Pool #FS7507 6.00% 3/1/2054[1]	5,680	5,725
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]	3,998	4,018
	Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]	38	35
	Fannie Mae Pool #MA5331 5.50% 4/1/2054[1]	12,704	12,535
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	5,331	5,276
	Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	6,267	6,326

American Funds Insurance Series  136

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)	Fannie Mae Pool #DB5160 5.50% 5/1/2054[1]	USD670		$662
	Fannie Mae Pool #MA5385 4.00% 6/1/2054[1]	3,896		3,566
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[1]	2,027		2,006
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	20,582		20,773
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	1,377		1,387
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	7,844		7,869
	Fannie Mae Pool #BF0145 3.50% 3/1/2057[1]	10,427		9,166
	Fannie Mae Pool #BF0264 3.50% 5/1/2058[1]	7,840		6,931
	Fannie Mae Pool #BF0332 3.00% 1/1/2059[1]	16,878		14,274
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	19,641		16,341
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	1,134		1,071
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,2]	–	[4]	–	[4]
	Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[1]	5		5
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]	15		16
	Fannie Mae, Series 2002-W1, Class 2A, 4.596% 2/25/2042[1,2]	17		17
	Freddie Mac Pool #ZS8507 3.00% 11/1/2028[1]	71		68
	Freddie Mac Pool #ZK7590 3.00% 1/1/2029[1]	1,422		1,372
	Freddie Mac Pool #A15120 5.50% 10/1/2033[1]	44		44
	Freddie Mac Pool #QN1073 3.00% 12/1/2034[1]	33		31
	Freddie Mac Pool #G05196 5.50% 10/1/2038[1]	42		42
	Freddie Mac Pool #G05267 5.50% 12/1/2038[1]	31		31
	Freddie Mac Pool #G06020 5.50% 12/1/2039[1]	59		60
	Freddie Mac Pool #G05860 5.50% 2/1/2040[1]	219		221
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[1]	1,984		1,677
	Freddie Mac Pool #A93948 4.50% 9/1/2040[1]	143		139
	Freddie Mac Pool #SC0149 2.00% 3/1/2041[1]	5,946		5,025
	Freddie Mac Pool #G06868 4.50% 4/1/2041[1]	148		144
	Freddie Mac Pool #RB0544 2.00% 6/1/2041[1]	10,297		8,703
	Freddie Mac Pool #G06841 5.50% 6/1/2041[1]	343		344
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	2,327		1,947
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	2,288		1,913
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	4,913		4,107
	Freddie Mac Pool #Z40130 3.00% 1/1/2046[1]	17,548		15,506
	Freddie Mac Pool #ZT2100 3.00% 4/1/2047[1]	97		84
	Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	877		817
	Freddie Mac Pool #G08789 4.00% 11/1/2047[1]	539		505
	Freddie Mac Pool #G61733 3.00% 12/1/2047[1]	4,499		3,936
	Freddie Mac Pool #G67709 3.50% 3/1/2048[1]	11,566		10,479
	Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	849		788
	Freddie Mac Pool #G61628 3.50% 9/1/2048[1]	273		247
	Freddie Mac Pool #Q58494 4.00% 9/1/2048[1]	1,009		943
	Freddie Mac Pool #ZN4842 3.50% 4/1/2049[1]	688		618
	Freddie Mac Pool #RA1369 3.50% 9/1/2049[1]	1,721		1,543
	Freddie Mac Pool #SD7508 3.50% 10/1/2049[1]	9,440		8,482
	Freddie Mac Pool #QA4673 3.00% 11/1/2049[1]	25,882		22,609
	Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]	5,179		4,325
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	370		319
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	1,892		1,628
	Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]	6,520		5,445
	Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]	459		366
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	105		82
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	76,105		59,814
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	1,346		1,069
	Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	1,202		1,033
	Freddie Mac Pool #QC2817 2.50% 6/1/2051[1]	2,538		2,108
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	6,348		5,498
	Freddie Mac Pool #SD8160 2.00% 8/1/2051[1]	834		655
	Freddie Mac Pool #RA5836 2.50% 9/1/2051[1]	11,011		9,121
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	1,149		988
	Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	6,983		6,000
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	1,959		1,693

137  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)	Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	USD2,516	$1,975
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	1,489	1,237
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	1,322	1,134
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	865	678
	Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]	20	17
	Freddie Mac Pool #SD0855 2.50% 1/1/2052[1]	2,822	2,314
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	4,296	3,712
	Freddie Mac Pool #SD8193 2.00% 2/1/2052[1]	881	690
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	681	608
	Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	2,486	1,950
	Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]	1,932	1,515
	Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]	997	782
	Freddie Mac Pool #QD8103 2.00% 3/1/2052[1]	893	700
	Freddie Mac Pool #QD8820 2.00% 3/1/2052[1]	179	140
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	1,345	1,055
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	15,182	13,452
	Freddie Mac Pool #QE4084 6.50% 6/1/2052[1]	265	273
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	6,974	5,942
	Freddie Mac Pool #QE5698 5.00% 7/1/2052[1]	2,085	2,022
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]	613	528
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	76	72
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	4,312	3,671
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	348	329
	Freddie Mac Pool #QF1205 4.50% 9/1/2052[1]	291	274
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	86	81
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	51	48
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	33	31
	Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	6,552	6,483
	Freddie Mac Pool #SD1896 4.00% 11/1/2052[1]	18,080	16,983
	Freddie Mac Pool #SD1894 4.00% 11/1/2052[1]	6,190	5,810
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	19,372	18,281
	Freddie Mac Pool #QF2926 5.00% 11/1/2052[1]	3,630	3,516
	Freddie Mac Pool #QF2692 5.00% 11/1/2052[1]	3,558	3,456
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	2,243	2,218
	Freddie Mac Pool #QF2862 6.50% 11/1/2052[1]	62	63
	Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]	45	46
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	1,104	940
	Freddie Mac Pool #SD2065 4.00% 12/1/2052[1]	1,061	973
	Freddie Mac Pool #RA8200 4.00% 12/1/2052[1]	683	626
	Freddie Mac Pool #QF5671 4.50% 12/1/2052[1]	12,410	11,721
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	209	203
	Freddie Mac Pool #RA8423 6.00% 1/1/2053[1]	3,547	3,571
	Freddie Mac Pool #SD8298 4.50% 2/1/2053[1]	16,101	15,192
	Freddie Mac Pool #SD2462 5.50% 2/1/2053[1]	45,430	44,966
	Freddie Mac Pool #RA8544 5.50% 2/1/2053[1]	25,666	25,387
	Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	4,839	4,788
	Freddie Mac Pool #QF8083 6.00% 2/1/2053[1]	15,419	15,537
	Freddie Mac Pool #QF9463 4.00% 3/1/2053[1]	2,747	2,516
	Freddie Mac Pool #SD2610 4.00% 3/1/2053[1]	1,808	1,655
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	81	74
	Freddie Mac Pool #SD8314 4.50% 4/1/2053[1]	207	196
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	4,920	4,762
	Freddie Mac Pool #QG1268 5.00% 4/1/2053[1]	660	638
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	588	569
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	12,506	12,349
	Freddie Mac Pool #QG1023 5.50% 4/1/2053[1]	4,437	4,388
	Freddie Mac Pool #QG2977 4.00% 5/1/2053[1]	197	181
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	35	33
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	9,002	8,887
	Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	4,625	4,568
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	2,662	2,632

American Funds Insurance Series  138

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)	Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	USD17,803	$17,947
	Freddie Mac Pool #QG5002 4.00% 6/1/2053[1]	590	540
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	38,761	37,480
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	21,484	21,200
	Freddie Mac Pool #SD3177 6.00% 6/1/2053[1]	7,151	7,209
	Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	3,298	3,316
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	822	844
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	720	736
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	663	682
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	638	658
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	459	474
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	336	345
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	247	253
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	180	186
	Freddie Mac Pool #QG7153 4.00% 7/1/2053[1]	5,319	4,871
	Freddie Mac Pool #QG6067 4.00% 7/1/2053[1]	550	504
	Freddie Mac Pool #QG7958 4.00% 7/1/2053[1]	67	61
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	274	265
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	47,489	46,871
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	7,915	7,827
	Freddie Mac Pool #QG7411 5.50% 7/1/2053[1]	593	586
	Freddie Mac Pool #RA9474 6.00% 7/1/2053[1]	9,108	9,176
	Freddie Mac Pool #SD3434 6.00% 7/1/2053[1]	3,258	3,280
	Freddie Mac Pool #QG8958 4.00% 8/1/2053[1]	489	448
	Freddie Mac Pool #QG9629 4.00% 8/1/2053[1]	403	369
	Freddie Mac Pool #SD4999 5.00% 8/1/2053[1]	8,063	7,800
	Freddie Mac Pool #QG9084 5.50% 8/1/2053[1]	2,538	2,510
	Freddie Mac Pool #QG9008 5.50% 8/1/2053[1]	2,211	2,188
	Freddie Mac Pool #QG9628 5.50% 8/1/2053[1]	2,179	2,153
	Freddie Mac Pool #QG9141 5.50% 8/1/2053[1]	1,660	1,642
	Freddie Mac Pool #SD3639 6.00% 8/1/2053[1]	11,804	11,894
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	8,399	8,288
	Freddie Mac Pool #QH0474 6.00% 9/1/2053[1]	27,055	27,213
	Freddie Mac Pool #QH1059 6.00% 9/1/2053[1]	22,225	22,371
	Freddie Mac Pool #QH1296 6.00% 9/1/2053[1]	16,546	16,644
	Freddie Mac Pool #QH0851 6.00% 9/1/2053[1]	15,255	15,335
	Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	4,613	4,658
	Freddie Mac Pool #SD3825 6.50% 9/1/2053[1]	243,270	248,213
	Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]	5,588	5,116
	Freddie Mac Pool #SD4997 5.00% 10/1/2053[1]	858	830
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]	19,268	19,013
	Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	28,542	28,638
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	4,797	4,886
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	6,170	5,966
	Freddie Mac Pool #SD4571 5.50% 11/1/2053[1]	19,403	19,182
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	4,022	3,969
	Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]	7,136	7,160
	Freddie Mac Pool #QH5936 6.00% 12/1/2053[1]	6,766	6,815
	Freddie Mac Pool #RJ0440 6.00% 12/1/2053[1]	6,068	6,109
	Freddie Mac Pool #SD5500 2.00% 1/1/2054[1]	1,991	1,562
	Freddie Mac Pool #SD8406 4.00% 1/1/2054[1]	2,631	2,408
	Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	5,263	5,193
	Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]	12,815	12,858
	Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]	18,425	18,510
	Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]	5,342	5,365
	Freddie Mac Pool #SD4897 6.00% 2/1/2054[1]	4,321	4,350
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	3,985	3,998
	Freddie Mac Pool #SD4966 6.50% 2/1/2054[1]	5,925	6,058
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	7,691	7,588
	Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	26,381	26,028
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	2,770	2,742

139  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	USD2,095	$2,068
	Freddie Mac Pool #RJ1435 6.00% 4/1/2054[1]	9,850	9,903
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[1]	9,105	9,165
	Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	4,262	4,289
	Freddie Mac Pool #RJ1346 6.00% 4/1/2054[1]	2,468	2,486
	Freddie Mac Pool #RJ1417 5.50% 5/1/2054[1]	39,926	39,516
	Freddie Mac Pool #RJ1512 5.50% 5/1/2054[1]	4,951	4,907
	Freddie Mac Pool #RJ1447 6.50% 5/1/2054[1]	7,410	7,575
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[1]	1,413	1,293
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[1]	2,876	2,845
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[1]	1,030	1,020
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[1]	27,740	27,946
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	7,240	7,263
	Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035[1]	44	45
	Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[1]	108	111
	Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[1,2]	3,461	3,372
	Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036[1]	101	85
	Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]	90	76
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	6,679	6,292
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	1,595	1,482
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	8,842	8,327
	Government National Mortgage Assn. 3.00% 7/1/2054[1,5]	411	358
	Government National Mortgage Assn. 3.50% 7/1/2054[1,5]	9,355	8,400
	Government National Mortgage Assn. 4.00% 7/1/2054[1,5]	4,000	3,697
	Government National Mortgage Assn. 5.00% 7/1/2054[1,5]	135	131
	Government National Mortgage Assn. 5.50% 7/1/2054[1,5]	55,605	55,174
	Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[1]	10,369	9,689
	Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	28	28
	Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049[1]	4,284	4,129
	Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[1]	9,594	8,690
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	2,100	1,703
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	3,647	2,957
	Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]	8,575	7,154
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	3,140	2,603
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	3,113	2,587
	Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]	4,805	3,991
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	4,431	3,727
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	3,655	3,042
	Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052[1]	5,402	4,715
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	23,629	21,224
	Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[1]	8,376	7,743
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	3,690	3,412
	Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053[1]	3,722	3,545
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	12,935	12,304
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]	3,434	3,346
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	8,264	7,861
	Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	13,509	12,848
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	1,502	1,119
	Uniform Mortgage-Backed Security 2.00% 7/1/2039[1,5]	5,845	5,137
	Uniform Mortgage-Backed Security 2.50% 7/1/2039[1,5]	7,545	6,814
	Uniform Mortgage-Backed Security 2.00% 7/1/2054[1,5]	13,940	10,905
	Uniform Mortgage-Backed Security 2.50% 7/1/2054[1,5]	209,674	171,236
	Uniform Mortgage-Backed Security 3.50% 7/1/2054[1,5]	15,739	13,931
	Uniform Mortgage-Backed Security 4.00% 7/1/2054[1,5]	50,073	45,823
	Uniform Mortgage-Backed Security 4.50% 7/1/2054[1,5]	37,011	34,896
	Uniform Mortgage-Backed Security 5.00% 7/1/2054[1,5]	7,260	7,017
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[1,5]	107,576	106,109
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[1,5]	187,140	187,689

American Funds Insurance Series  140

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)	Uniform Mortgage-Backed Security 6.50% 7/1/2054[1,5]	USD319,675	$325,394
	Uniform Mortgage-Backed Security 7.00% 7/1/2054[1,5]	11,885	12,225
	Uniform Mortgage-Backed Security 3.00% 8/1/2054[1,5]	43,389	36,949
	Uniform Mortgage-Backed Security 3.50% 8/1/2054[1,5]	51,000	45,151
	Uniform Mortgage-Backed Security 4.50% 8/1/2054[1,5]	13,000	12,260
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[1,5]	245,428	246,032
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[1,5]	28,774	29,271
	Uniform Mortgage-Backed Security 7.00% 8/1/2054[1,5]	78,970	81,176

			4,103,585

Collateralized mortgage-backed obligations (privately originated) 2.28%	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,2,6]	2,174	1,872
	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,6]	97	90
	Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,6,7]	4,897	4,565
	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,2,6]	727	662
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,2,6]	379	364
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,6]	4,319	3,857
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,2,6]	315	309
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,2,6]	5,846	5,421
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,2,6]	169	153
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,2,6]	1,292	1,110
	Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 8.085% 5/25/2042[1,2,6]	236	242
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.735% 12/25/2042[1,2,6]	571	589
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.635% 5/25/2043[1,2,6]	2,975	3,059
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.235% 6/25/2043[1,2,6]	1,978	2,003
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.035% 7/25/2043[1,2,6]	1,087	1,098
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.385% 1/25/2044[1,2,6]	5,196	5,203
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.135% 1/25/2044[1,2,6]	507	515
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.435% 2/25/2044[1,2,6]	572	572
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.135% 2/25/2044[1,2,6]	1,053	1,065
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.424% 5/25/2044[1,2,6]	4,830	4,835
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,6]	1,420	1,344
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,6]	1,897	2,078
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,6]	2,459	2,668
	Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,2,6]	1,835	1,462
	Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[1,2,6]	2,015	1,603
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.335% 4/25/2042[1,2,6]	1,037	1,053
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.535% 5/25/2042[1,2,6]	50	51
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.285% 6/25/2042[1,2,6]	191	196
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.485% 9/25/2042[1,2,6]	375	380
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.035% 9/25/2042[1,2,6]	1,519	1,619

141  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 6.685% 2/25/2044[1,2,6]	USD5,172	$5,194
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 6.535% 5/25/2044[1,2,6]	17,714	17,754
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.30% 2/25/2050[1,2,6]	1,975	1,994
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.45% 8/25/2050[1,2,6]	756	869
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,6,7]	6,435	6,446
	GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,2,6]	2,041	1,800
	GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,6,7]	2,256	2,138
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,6]	4,947	4,546
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,6,7]	2,823	2,759
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.75% 4/25/2061 (5.75% on 4/25/2025)[1,6,7]	709	696
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,6,7]	2,185	2,129
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.31% 11/25/2055[1,2,6]	16,160	16,158
	MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[1,2,6]	2,419	2,139
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.564% 3/25/2053[1,2,6]	2,947	2,860
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,6,7]	9,097	9,099
	Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.601% 4/25/2053[1,2,6]	2,265	2,176
	Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,6,7]	4,496	4,492
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,6,7]	9,882	9,931
	Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[1,6,7]	9,090	9,109
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,6,7]	23,364	23,488
	PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,2,6]	1,456	1,230
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,6]	1,112	1,048
	Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[1,6]	11,545	10,632
	Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[1,6]	2,277	2,087
	Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[1,2,6]	1,044	942
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,6]	7,109	6,406
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,2,6]	770	756
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,6]	8,680	7,700
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[6,8]	1,680	1,642
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,6]	5,027	4,669
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,6]	8,586	8,387
	Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[1,6]	1,817	1,792
	Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[1,6,7]	22,413	22,533
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,6,7]	8,382	8,419

			254,058

American Funds Insurance Series  142

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Commercial mortgage-backed securities 2.26%	AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,6]	USD389	$369
	ARES Commercial Mortgage Trust., Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 7.012% 7/15/2041[1,2,6]	1,251	1,251
	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[1]	770	725
	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[1]	100	93
	Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.559% 9/15/2056[1,2]	684	726
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[1,2]	500	528
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[1]	205	194
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[1]	126	119
	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[1,2]	2,444	2,346
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	1,018	895
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]	295	252
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[1]	2,541	2,389
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[1,2]	781	750
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]	3,361	3,454
	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.098% 5/15/2039[1,2,6]	8,575	8,577
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.227% 4/15/2037[1,2,6]	3,822	3,828
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.444% 6/15/2027[1,2,6]	8,476	8,507
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.87% 5/15/2034[1,2,6]	2,212	2,217
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[1,2,6]	14,727	14,554
	BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.393% 9/15/2036[1,2,6]	570	562
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[1,2,6]	5,292	5,230
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.74% 10/15/2036[1,2,6]	995	982
	BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 7.089% 10/15/2036[1,2,6]	996	980
	BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 6.191% 11/15/2036[1,2,6]	11,575	11,446
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.82% 4/15/2037[1,2,6]	4,318	4,310
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.113% 6/15/2038[1,2,6]	3,304	3,269
	BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.313% 6/15/2038[1,2,6]	382	378
	BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.543% 6/15/2038[1,2,6]	259	255
	BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.843% 6/15/2038[1,2,6]	654	646
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.293% 11/15/2038[1,2,6]	9,412	9,308
	BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 6.693% 11/15/2038[1,2,6]	320	316
	BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.943% 11/15/2038[1,2,6]	94	93
	BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 7.293% 11/15/2038[1,2,6]	142	141
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.319% 2/15/2039[1,2,6]	8,600	8,505
	BX Trust, Series 2022-GPA, Class A, (1-month USD CME Term SOFR + 2.165%) 7.499% 10/15/2039[1,2,6]	3,151	3,157
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,2,6]	19,044	19,089
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[1]	610	585

143  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)	CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]	USD1,137	$1,124
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[1,2,6]	8,924	9,065
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,6]	966	991
	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[1,6]	1,121	1,147
	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[1,2,6]	862	882
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]	200	189
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[1,2,6]	26,878	26,925
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[1,2,6]	24,421	24,463
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/2038[1,2,6]	2,614	2,606
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.823% 7/15/2038[1,2,6]	596	595
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.143% 7/15/2038[1,2,6]	813	812
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.693% 7/15/2038[1,2,6]	623	623
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]	2,432	2,445
	Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[1,6]	449	443
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,6]	1,212	1,252
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[1,6]	1,897	1,551
	GS Mortgage Securities Trust., Series 2024-70P, Class A, 5.487% 3/10/2041[1,2,6]	10,443	10,227
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]	400	373
	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[1]	100	94
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]	1,536	1,307
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[1,2,6]	1,478	1,477
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[1]	640	604
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[1]	240	224
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,6]	6,854	6,132
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,2]	2,040	1,929
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.244% 4/15/2038[1,2,6]	129	128
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[1]	410	401
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[1]	245	235
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]	730	696
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.72% 5/15/2039[1,2,6]	3,848	3,835
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,6]	4,065	3,324
	SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 6.02% 7/15/2036[1,2,6]	9,351	9,234
	SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 6.369% 7/15/2036[1,2,6]	1,000	985
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.174% 11/15/2038[1,2,6]	8,362	8,289
	SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 6.523% 11/15/2038[1,2,6]	252	248
	SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 6.772% 11/15/2038[1,2,6]	135	133
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[1]	2,373	2,318

American Funds Insurance Series  144

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[1]	USD2,550	$2,444
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[1]	1,019	911
	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[1]	205	196

			251,883

	Total mortgage-backed obligations		4,609,526

Corporate bonds, notes & loans 30.52%
Financials 9.69%	AerCap Ireland Capital DAC 1.65% 10/29/2024	1,568	1,547
	AerCap Ireland Capital DAC 6.50% 7/15/2025	1,798	1,812
	AerCap Ireland Capital DAC 1.75% 1/30/2026	2,841	2,677
	AerCap Ireland Capital DAC 2.45% 10/29/2026	10,289	9,601
	AerCap Ireland Capital DAC 6.45% 4/15/2027	3,994	4,087
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[6,7]	1,597	1,649
	AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[6,7]	1,995	1,983
	Ally Financial, Inc. 5.125% 9/30/2024	1,500	1,496
	Ally Financial, Inc. 8.00% 11/1/2031	6,872	7,594
	Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[7]	EUR2,640	3,057
	Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[7]	3,025	3,252
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[7]	USD604	610
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[7]	359	383
	American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[7]	4,565	4,466
	American International Group, Inc. 5.125% 3/27/2033	2,749	2,709
	Aon Corp. 5.35% 2/28/2033	1,083	1,076
	Aon North America, Inc. 5.15% 3/1/2029	3,015	3,008
	Aon North America, Inc. 5.30% 3/1/2031	1,005	1,003
	Aon North America, Inc. 5.45% 3/1/2034	2,550	2,540
	Aon North America, Inc. 5.75% 3/1/2054	1,163	1,138
	Banco Santander, SA 5.147% 8/18/2025	4,000	3,970
	Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[7]	1,400	1,284
	Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[7]	1,970	1,933
	Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[7]	4,295	4,010
	Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[7]	2,635	2,573
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[7]	4,758	4,752
	Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[7]	2,773	2,461
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[7]	4,291	4,382
	Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[7]	4,902	4,240
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[7]	257	212
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[7]	20,927	17,128
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[7]	36,155	29,609
	Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[6,7]	4,850	4,876
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[7]	1,858	1,847
	Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[7]	2,378	2,348
	Bank of Nova Scotia (The) 5.25% 6/12/2028	1,370	1,377
	Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY300,000	1,864
	Block, Inc. 2.75% 6/1/2026	USD1,975	1,867
	Block, Inc. 3.50% 6/1/2031	825	712
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[6,7]	13,134	12,214
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[6,7]	3,594	3,138
	BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[6,7]	7,416	7,389

145  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Financials (continued)	BPCE SA 5.15% 7/21/2024[6]	USD5,481	$5,476
	BPCE SA 1.625% 1/14/2025[6]	2,980	2,915
	BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[6,7]	4,729	4,476
	BPCE SA 0.895% 12/14/2026	JPY100,000	620
	BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[6,7]	USD2,150	2,152
	BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[6,7]	5,000	5,186
	BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[6,7]	6,195	6,141
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[6,7]	4,503	4,487
	BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[6,7]	1,285	1,283
	CaixaBank, SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026)[6,7]	980	999
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[6,7]	1,952	1,984
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[6,7]	9,440	9,404
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[6,7]	1,900	2,008
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[6,7]	3,953	3,964
	Canadian Imperial Bank of Commerce 5.237% 6/28/2027	2,650	2,647
	Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[7]	2,430	2,409
	Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[7]	515	513
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[7]	4,352	4,374
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[7]	1,204	1,236
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[7]	3,985	4,010
	Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[7]	2,445	2,478
	Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[7]	2,180	2,268
	Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[7]	1,776	1,812
	Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[7]	4,795	4,995
	China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	526	438
	Chubb INA Holdings, LLC 3.35% 5/3/2026	2,020	1,956
	Chubb INA Holdings, LLC 5.00% 3/15/2034	2,875	2,848
	Chubb INA Holdings, LLC 4.35% 11/3/2045	2,015	1,741
	Citibank, NA 5.803% 9/29/2028	4,100	4,213
	Citigroup, Inc. 4.60% 3/9/2026	1,800	1,772
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[7]	10,629	10,569
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[7]	2,714	2,418
	Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[7]	42	35
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[7]	990	841
	Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[7]	3,090	2,754
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[7]	140	142
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[7]	11,170	11,137
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[7]	1,733	1,792
	Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,746
	Corebridge Financial, Inc. 3.85% 4/5/2029	3,534	3,314
	Corebridge Financial, Inc. 3.90% 4/5/2032	3,964	3,550
	Corebridge Financial, Inc. 4.35% 4/5/2042	361	298
	Corebridge Financial, Inc. 4.40% 4/5/2052	415	327
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[6,7]	4,450	4,284
	Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[6,7]	2,450	2,285
	Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[6,7]	2,990	2,747
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[6,7]	2,975	2,881
	Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[7]	3,673	3,642
	Deutsche Bank AG 4.10% 1/13/2026	7,305	7,148
	Deutsche Bank AG 4.10% 1/13/2026	857	842
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[7]	27,047	25,676
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[7]	17,595	16,275
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[7]	8,853	9,140
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[7]	4,775	4,968

American Funds Insurance Series  146

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Financials (continued)	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[7]	USD4,550	$4,007
	Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[7]	3,235	2,729
	DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[6,7]	1,200	1,113
	Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026)[7]	EUR1,845	1,906
	Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027)[7]	4,230	4,292
	Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)[7]	3,855	4,491
	Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[7]	12,035	13,596
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[7]	100	108
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[7]	USD205	210
	Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[7]	8,660	8,588
	Five Corners Funding Trust III 5.791% 2/15/2033[6]	942	959
	Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[7]	3,030	2,828
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[7]	13,275	12,196
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[7]	12,997	12,005
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[7]	3,703	3,455
	Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[7]	5,534	5,293
	Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[7]	5,114	4,999
	Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[7]	7,324	6,951
	Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[7]	1,950	2,036
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[7]	28,930	29,450
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[7]	10,662	9,109
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[7]	9,975	10,222
	Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[7]	3,160	2,221
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[7]	14,232	12,514
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[7]	5,250	4,395
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[7]	4,463	3,713
	HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[7]	2,000	2,012
	ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[7]	1,680	1,699
	ING Groep NV 6.114% 9/11/2034 (USD-SOFR + 1.85% on 9/11/2033)[7]	840	867
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	1,091	1,098
	Intesa Sanpaolo SpA 3.25% 9/23/2024[6]	770	765
	Intesa Sanpaolo SpA 5.71% 1/15/2026[6]	15,400	15,261
	Intesa Sanpaolo SpA 3.875% 7/14/2027[6]	6,250	5,921
	Intesa Sanpaolo SpA 3.875% 1/12/2028[6]	1,986	1,863
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[6,7]	5,100	5,333
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[6]	705	645
	JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[7]	2,435	2,390
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[7]	3,272	3,229
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[7]	323	301
	JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[7]	1,400	1,425
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[7]	20,786	20,677
	JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[7]	6,538	6,159
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[7]	3,355	3,383
	JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[7]	11,980	11,532
	JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[7]	2,240	2,248
	JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[7]	14,663	14,553
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[7]	6,480	6,584
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[7]	5,031	4,094
	JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[7]	5,313	4,426
	JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[7]	553	472
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[7]	1,874	1,867
	JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[7]	3,741	3,970
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[7]	2,100	2,155
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[7]	2,415	2,255

147  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Financials (continued)	KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[6,7]	USD1,375	$1,385
	KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[6,7]	5,875	6,103
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[6]	4,683	4,727
	Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[7]	2,675	2,621
	Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[7]	1,625	1,635
	Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[7]	200	200
	Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[7]	2,705	2,744
	Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[7]	810	807
	M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[7]	3,750	3,947
	M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[7]	5,900	5,463
	Marsh & McLennan Companies, Inc. 5.40% 9/15/2033	490	500
	MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[6,7,9]	1,405	1,508
	MetLife, Inc. 3.60% 11/13/2025	3,490	3,414
	MetLife, Inc. 5.375% 7/15/2033	1,279	1,290
	Metropolitan Life Global Funding I 5.40% 9/12/2028[6]	840	854
	Metropolitan Life Global Funding I 4.85% 1/8/2029[6]	2,050	2,034
	Metropolitan Life Global Funding I 5.15% 3/28/2033[6]	619	612
	Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[7]	2,960	2,919
	Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[7]	6,200	5,739
	Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[7]	2,225	2,049
	Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[7]	1,430	1,439
	Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[7]	763	752
	Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[7]	1,367	1,266
	Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[7]	1,701	1,724
	Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[7]	2,020	2,019
	Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[7]	2,300	2,296
	Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[7]	13,336	12,331
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[7]	21,869	21,803
	Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[7]	4,600	4,590
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[7]	22,087	22,466
	Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[7]	3,031	2,434
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[7]	11,313	11,260
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[7]	19,472	19,968
	Morgan Stanley Bank, N.A. 5.882% 10/30/2026	2,775	2,810
	MSCI, Inc. 3.25% 8/15/2033[6]	695	575
	NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[7]	3,555	3,565
	NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[7]	2,170	2,173
	NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[7]	1,140	1,166
	Navient Corp. 6.75% 6/25/2025	425	425
	Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[6]	2,090	2,077
	OneMain Finance Corp. 7.125% 3/15/2026	250	254
	Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027)[7]	EUR355	407

American Funds Insurance Series  148

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Financials (continued)	Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[7]	EUR1,135	$1,303
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[7]	USD4,594	4,646
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[7]	12,265	13,373
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[7]	635	639
	Royal Bank of Canada 4.90% 1/12/2028	360	357
	Royal Bank of Canada 4.95% 2/1/2029	1,360	1,354
	Royal Bank of Canada 5.00% 2/1/2033	3,591	3,541
	Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[7]	5,100	5,197
	Santander Holdings USA, Inc. 6.174% 1/9/2030 (USD-SOFR + 2.50% on 1/9/2029)[7]	4,100	4,133
	Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034)[6,7]	546	542
	State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[7]	1,640	1,521
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[7]	6,337	6,265
	Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	1,429	1,442
	Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	1,020
	Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,045	1,068
	Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	383
	Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[6]	1,400	1,428
	SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[7,10]	1,530	8
	Swedbank AB 6.136% 9/12/2026[6]	2,100	2,136
	Synchrony Financial 2.875% 10/28/2031	3,385	2,716
	Toronto-Dominion Bank (The) 5.523% 7/17/2028	1,855	1,879
	Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[7]	1,370	1,380
	Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[7]	2,605	2,556
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[7]	2,396	2,545
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[7]	1,741	1,737
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[7]	1,586	1,599
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[7]	2,440	2,430
	U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[7]	2,115	2,070
	U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[7]	7,300	7,321
	U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[7]	3,119	2,958
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[7]	1,712	1,737
	U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[7]	3,030	3,043
	UBS AG 7.50% 2/15/2028	2,445	2,617
	UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[6,7]	850	844
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[6,7]	7,609	7,355
	UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[6,7]	11,200	10,451
	UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[6,7]	6,623	6,078
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[6,7]	17,490	17,459
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[6,7]	14,459	14,525
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[6,7]	9,636	8,999
	UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[6,7]	1,392	1,119
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[6,7]	7,869	6,715
	UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[6,7]	4,038	3,301
	UBS Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[6,7]	9,662	10,144
	UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[6,7]	5,000	6,030
	UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[6,7]	1,250	1,249
	UniCredit SpA 4.625% 4/12/2027[6]	1,395	1,361
	Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	435
	Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[7]	3,524	3,472

149  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Financials (continued)	Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[7]	USD6,615	$6,311
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[7]	5,650	5,700
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[7]	1,003	924
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[7]	13,490	13,307
	Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[7]	2,545	2,569
	Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[7]	10,406	10,291
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[7]	188	188
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[7]	4,062	4,332
	Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[7]	3,133	3,123
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[7]	5,719	4,891
	Willis North America, Inc. 4.65% 6/15/2027	930	914
	Willis North America, Inc. 5.90% 3/5/2054	270	262

			1,079,704

Health care 4.79%	AbbVie, Inc. 5.05% 3/15/2034	18,501	18,454
	AbbVie, Inc. 5.35% 3/15/2044	800	791
	AbbVie, Inc. 5.40% 3/15/2054	15,770	15,605
	AbbVie, Inc. 5.50% 3/15/2064	550	543
	Amgen, Inc. 5.507% 3/2/2026	725	725
	Amgen, Inc. 5.15% 3/2/2028	5,326	5,326
	Amgen, Inc. 4.05% 8/18/2029	7,429	7,108
	Amgen, Inc. 2.45% 2/21/2030	5,131	4,476
	Amgen, Inc. 5.25% 3/2/2030	2,854	2,876
	Amgen, Inc. 4.20% 3/1/2033	8,502	7,881
	Amgen, Inc. 5.25% 3/2/2033	20,793	20,743
	Amgen, Inc. 4.875% 3/1/2053	3,360	2,961
	Amgen, Inc. 4.40% 2/22/2062	196	156
	AstraZeneca Finance, LLC 4.90% 2/26/2031	5,760	5,747
	AstraZeneca Finance, LLC 5.00% 2/26/2034	6,925	6,889
	Bausch Health Companies, Inc. 4.875% 6/1/2028[6]	830	622
	Baxter International, Inc. 2.539% 2/1/2032	3,906	3,205
	Becton, Dickinson and Co. 4.874% 2/8/2029	5,000	4,963
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	2,625	2,620
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,990	4,006
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	18,021	17,991
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	425	421
	Bristol-Myers Squibb Co. 2.55% 11/13/2050	2,113	1,238
	Bristol-Myers Squibb Co. 3.70% 3/15/2052	2,197	1,611
	Bristol-Myers Squibb Co. 6.25% 11/15/2053	1,740	1,870
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	12,840	12,668
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	5,205	5,089
	Centene Corp. 4.25% 12/15/2027	14,860	14,200
	Centene Corp. 2.45% 7/15/2028	12,410	11,028
	Centene Corp. 4.625% 12/15/2029	14,945	14,146
	Centene Corp. 3.375% 2/15/2030	15,718	13,963
	Centene Corp. 2.50% 3/1/2031	9,750	8,009
	Centene Corp. 2.625% 8/1/2031	4,400	3,618
	Cigna Group (The) 5.125% 5/15/2031	2,095	2,081
	Cigna Group (The) 5.25% 2/15/2034	3,745	3,695
	CVS Health Corp. 5.125% 2/21/2030	1,720	1,702
	CVS Health Corp. 5.25% 1/30/2031	960	950
	CVS Health Corp. 5.55% 6/1/2031	3,707	3,711
	CVS Health Corp. 5.25% 2/21/2033	2,122	2,073
	CVS Health Corp. 5.70% 6/1/2034	7,706	7,688
	CVS Health Corp. 5.625% 2/21/2053	40	37
	CVS Health Corp. 5.875% 6/1/2053	4,897	4,696
	CVS Health Corp. 6.05% 6/1/2054	1,995	1,958
	CVS Health Corp. 6.00% 6/1/2063	1,344	1,288
	Elevance Health, Inc. 2.375% 1/15/2025	1,534	1,508

American Funds Insurance Series  150

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Health care (continued)	Elevance Health, Inc. 4.10% 5/15/2032	USD6,161	$5,719
	Elevance Health, Inc. 4.75% 2/15/2033	887	857
	Elevance Health, Inc. 4.55% 5/15/2052	271	227
	Elevance Health, Inc. 5.125% 2/15/2053	784	722
	GE HealthCare Technologies, Inc. 5.65% 11/15/2027	4,895	4,961
	GE HealthCare Technologies, Inc. 5.857% 3/15/2030	207	213
	GE HealthCare Technologies, Inc. 6.377% 11/22/2052	215	234
	Gilead Sciences, Inc. 5.25% 10/15/2033	3,340	3,366
	Gilead Sciences, Inc. 5.55% 10/15/2053	4,978	4,974
	HCA, Inc. 5.20% 6/1/2028	4,165	4,150
	HCA, Inc. 2.375% 7/15/2031	2,233	1,834
	HCA, Inc. 3.625% 3/15/2032	2,400	2,115
	HCA, Inc. 4.625% 3/15/2052	226	183
	Humana, Inc. 5.375% 4/15/2031	2,078	2,068
	Humana, Inc. 5.75% 4/15/2054	954	920
	Johnson & Johnson 4.80% 6/1/2029	3,970	4,002
	Johnson & Johnson 4.90% 6/1/2031	4,175	4,217
	Johnson & Johnson 4.95% 6/1/2034	6,880	6,963
	Johnson & Johnson 5.25% 6/1/2054	3,390	3,407
	Laboratory Corp. of America Holdings 1.55% 6/1/2026	773	719
	Laboratory Corp. of America Holdings 4.70% 2/1/2045	3,975	3,490
	Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	1,485	1,428
	Merck & Co., Inc. 1.70% 6/10/2027	3,093	2,839
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,351
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	7,942	7,742
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,622	5,426
	Roche Holdings, Inc. 1.93% 12/13/2028[6]	7,545	6,662
	Roche Holdings, Inc. 2.076% 12/13/2031[6]	9,309	7,603
	Roche Holdings, Inc. 2.607% 12/13/2051[6]	645	394
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	13,390	12,844
	Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025	45,000	45,153
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	68,853	64,674
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	26,824	27,483
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	46,666	32,644
	UnitedHealth Group, Inc. 3.75% 7/15/2025	5,410	5,331
	UnitedHealth Group, Inc. 2.00% 5/15/2030	466	396
	UnitedHealth Group, Inc. 4.20% 5/15/2032	1,654	1,557
	UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	960
	UnitedHealth Group, Inc. 4.25% 6/15/2048	960	794
	UnitedHealth Group, Inc. 3.25% 5/15/2051	572	393
	UnitedHealth Group, Inc. 4.95% 5/15/2062	69	61

			534,012

Utilities 4.13%	AEP Texas, Inc. 3.45% 5/15/2051	1,380	909
	Alabama Power Co. 3.00% 3/15/2052	3,219	2,088
	Alfa Desarrollo SpA 4.55% 9/27/2051[6]	998	750
	Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	438
	Berkshire Hathaway Energy Co. 4.50% 2/1/2045	5,895	5,165
	Berkshire Hathaway Energy Co. 4.60% 5/1/2053	1,017	846
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[6]	2,400	2,251
	Comision Federal de Electricidad 4.688% 5/15/2029[6]	3,655	3,425
	Connecticut Light and Power Co. (The) 2.05% 7/1/2031	1,775	1,453
	Consumers Energy Co. 4.625% 5/15/2033	3,500	3,353
	Consumers Energy Co. 3.10% 8/15/2050	939	647
	DTE Energy Co. 5.10% 3/1/2029	7,900	7,838
	DTE Energy Co. 3.00% 3/1/2032	259	224
	Duke Energy Carolinas, LLC 5.35% 1/15/2053	332	316
	Duke Energy Florida, LLC 5.875% 11/15/2033	370	385
	Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	3,996

151  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Utilities (continued)	Duke Energy Florida, LLC 3.00% 12/15/2051	USD293	$184
	Duke Energy Florida, LLC 5.95% 11/15/2052	575	586
	Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,577
	Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,451
	Duke Energy Progress, LLC 2.50% 8/15/2050	644	371
	Edison International 4.95% 4/15/2025	175	174
	Edison International 5.75% 6/15/2027	3,181	3,210
	Edison International 4.125% 3/15/2028	4,253	4,065
	Edison International 5.25% 11/15/2028	50	50
	Edison International 5.45% 6/15/2029	4,525	4,525
	Edison International 6.95% 11/15/2029	2,425	2,580
	Electricité de France SA 5.65% 4/22/2029[6]	1,420	1,433
	Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[7]	EUR2,800	2,711
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[6,7]	USD1,575	1,717
	Emera US Finance, LP 2.639% 6/15/2031	4,400	3,634
	ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[6]	1,310	1,249
	Entergy Louisiana, LLC 4.20% 9/1/2048	6,325	5,005
	Entergy Louisiana, LLC 4.75% 9/15/2052	395	341
	Eversource Energy 5.00% 1/1/2027	3,415	3,389
	Eversource Energy 5.50% 1/1/2034	2,700	2,650
	FirstEnergy Corp. 1.60% 1/15/2026	20,066	18,902
	FirstEnergy Corp. 2.65% 3/1/2030	10,149	8,829
	FirstEnergy Corp. 2.25% 9/1/2030	12,602	10,562
	FirstEnergy Corp., Series B, 4.15% 7/15/2027	12,178	11,694
	Florida Power & Light Co. 5.05% 4/1/2028	1,511	1,517
	Florida Power & Light Co. 4.40% 5/15/2028	1,655	1,626
	Florida Power & Light Co. 2.45% 2/3/2032	1,844	1,537
	Florida Power & Light Co. 5.10% 4/1/2033	7,431	7,400
	Florida Power & Light Co. 4.80% 5/15/2033	1,085	1,056
	Florida Power & Light Co. 5.30% 4/1/2053	1,255	1,211
	Georgia Power Co. 4.65% 5/16/2028	1,050	1,034
	Georgia Power Co. 4.95% 5/17/2033	1,845	1,800
	Georgia Power Co. 5.25% 3/15/2034	3,200	3,191
	Georgia Power Co. 3.70% 1/30/2050	190	140
	Jersey Central Power & Light Co. 2.75% 3/1/2032[6]	525	434
	Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[6]	425	409
	Monongahela Power Co. 3.55% 5/15/2027[6]	1,700	1,621
	NextEra Energy Capital Holdings, Inc. 5.25% 2/28/2053	1,440	1,341
	NiSource, Inc. 5.40% 6/30/2033	650	644
	Pacific Gas and Electric Co. 3.40% 8/15/2024	2,000	1,993
	Pacific Gas and Electric Co. 3.15% 1/1/2026	27,543	26,542
	Pacific Gas and Electric Co. 2.95% 3/1/2026	10,850	10,391
	Pacific Gas and Electric Co. 3.30% 3/15/2027	2,393	2,268
	Pacific Gas and Electric Co. 2.10% 8/1/2027	1,000	903
	Pacific Gas and Electric Co. 3.30% 12/1/2027	7,997	7,459
	Pacific Gas and Electric Co. 3.00% 6/15/2028	2,542	2,325
	Pacific Gas and Electric Co. 3.75% 7/1/2028	13,760	12,926
	Pacific Gas and Electric Co. 4.65% 8/1/2028	7,900	7,651
	Pacific Gas and Electric Co. 6.10% 1/15/2029	3,165	3,241
	Pacific Gas and Electric Co. 4.55% 7/1/2030	35,449	33,612
	Pacific Gas and Electric Co. 2.50% 2/1/2031	21,597	17,814
	Pacific Gas and Electric Co. 6.15% 1/15/2033	518	527
	Pacific Gas and Electric Co. 6.40% 6/15/2033	12,331	12,745
	Pacific Gas and Electric Co. 5.80% 5/15/2034	6,047	6,011
	Pacific Gas and Electric Co. 3.30% 8/1/2040	9,898	7,057
	Pacific Gas and Electric Co. 3.75% 8/15/2042	442	319
	Pacific Gas and Electric Co. 4.95% 7/1/2050	1,627	1,346
	Pacific Gas and Electric Co. 3.50% 8/1/2050	14,919	9,750

American Funds Insurance Series  152

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Utilities (continued)	PacifiCorp 5.10% 2/15/2029	USD7,150	$7,148
	PacifiCorp 5.30% 2/15/2031	1,915	1,910
	PacifiCorp 5.45% 2/15/2034	8,920	8,815
	PacifiCorp 3.30% 3/15/2051	325	210
	PacifiCorp 2.90% 6/15/2052	586	346
	PacifiCorp 5.35% 12/1/2053	1,748	1,587
	PacifiCorp 5.50% 5/15/2054	8,738	8,124
	PacifiCorp 5.80% 1/15/2055	7,735	7,496
	Public Service Company of Colorado 5.35% 5/15/2034	4,000	3,968
	Public Service Company of Colorado 2.70% 1/15/2051	2,472	1,462
	Public Service Company of Colorado 5.75% 5/15/2054	1,975	1,952
	Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,557
	Public Service Electric and Gas Co. 5.20% 8/1/2033	1,200	1,203
	Puget Energy, Inc. 3.65% 5/15/2025	300	294
	Southern California Edison Co. 4.90% 6/1/2026	1,177	1,168
	Southern California Edison Co. 4.70% 6/1/2027	404	399
	Southern California Edison Co. 5.30% 3/1/2028	4,000	4,009
	Southern California Edison Co. 4.20% 3/1/2029	8,211	7,863
	Southern California Edison Co. 5.15% 6/1/2029	924	923
	Southern California Edison Co. 2.85% 8/1/2029	6,945	6,241
	Southern California Edison Co. 2.50% 6/1/2031	5,044	4,236
	Southern California Edison Co. 5.45% 6/1/2031	3,350	3,375
	Southern California Edison Co. 5.20% 6/1/2034	4,950	4,835
	Southern California Edison Co. 5.75% 4/1/2035	4,549	4,640
	Southern California Edison Co. 5.35% 7/15/2035	6,450	6,395
	Southern California Edison Co. 5.625% 2/1/2036	7,051	7,046
	Southern California Edison Co. 3.60% 2/1/2045	2,417	1,770
	Southern California Edison Co. 3.65% 2/1/2050	14,600	10,389
	Southern California Edison Co. 2.95% 2/1/2051	151	94
	Southern California Edison Co. 3.65% 6/1/2051	354	250
	Southern California Edison Co. 3.45% 2/1/2052	515	350
	Southern California Edison Co. 5.75% 4/15/2054	575	563
	Southwestern Electric Power Co. 1.65% 3/15/2026	3,550	3,341
	Southwestern Electric Power Co. 3.25% 11/1/2051	2,075	1,311
	Southwestern Public Service Co. 6.00% 6/1/2054	25	25
	Virginia Electric & Power 2.40% 3/30/2032	2,575	2,117
	WEC Energy Group, Inc. 5.60% 9/12/2026	400	402
	Wisconsin Power and Light Co. 1.95% 9/16/2031	525	420
	Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	771
	Wisconsin Public Service Corp. 2.85% 12/1/2051	375	232
	Xcel Energy, Inc. 3.30% 6/1/2025	5,650	5,526
	Xcel Energy, Inc. 1.75% 3/15/2027	4,363	3,971
	Xcel Energy, Inc. 2.60% 12/1/2029	1,725	1,506
	Xcel Energy, Inc. 4.60% 6/1/2032	4,600	4,304
	Xcel Energy, Inc. 5.50% 3/15/2034	4,230	4,169

			459,527

Consumer discretionary 3.09%	Allied Universal Holdco, LLC 4.625% 6/1/2028[6]	335	306
	Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,440
	Amazon.com, Inc. 3.45% 4/13/2029	600	569
	Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,736
	Amazon.com, Inc. 4.10% 4/13/2062	470	376
	Atlas LuxCo 4 SARL 4.625% 6/1/2028[6]	255	233
	Bath & Body Works, Inc. 6.875% 11/1/2035	740	747
	BMW US Capital, LLC 3.45% 4/1/2027[6]	1,075	1,031
	BMW US Capital, LLC 3.70% 4/1/2032[6]	1,350	1,223
	Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[6]	4,950	4,863
	Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[6]	794	788
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	3,567	3,416

153  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)	Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[6]	USD1,320	$1,314
	Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[6]	832	839
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[6]	3,230	2,879
	Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[6]	8,174	6,750
	Daimler Trucks Finance North America, LLC 5.50% 9/20/2033[6]	691	693
	Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[6]	246	244
	Ford Motor Co. 3.25% 2/12/2032	620	513
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	3,870	3,842
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	855	869
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	755	770
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	200	188
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	18,742	18,066
	Ford Motor Credit Co., LLC 5.80% 3/5/2027	3,145	3,146
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	6,490	6,492
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	485	474
	Ford Motor Credit Co., LLC 4.125% 8/17/2027	39,480	37,530
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	3,990	3,745
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	7,549	7,870
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,030	2,092
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	762	788
	Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	939
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,740	6,719
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,854	9,524
	Ford Motor Credit Co., LLC 7.35% 3/6/2030	10,668	11,296
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,015	1,068
	Ford Motor Credit Co., LLC 6.05% 3/5/2031	3,960	3,967
	Ford Motor Credit Co., LLC 3.625% 6/17/2031	1,215	1,048
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	688	727
	General Motors Co. 6.125% 10/1/2025	22,221	22,345
	General Motors Co. 5.40% 4/1/2048	5,200	4,657
	General Motors Financial Co., Inc. 4.35% 4/9/2025	11,358	11,238
	General Motors Financial Co., Inc. 1.50% 6/10/2026	6,712	6,219
	General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	9,044
	Grand Canyon University 4.125% 10/1/2024	4,190	4,174
	Hanesbrands, Inc. 9.00% 2/15/2031[6]	528	554
	Home Depot, Inc. 2.95% 6/15/2029	1,966	1,802
	Home Depot, Inc. 4.75% 6/25/2029	1,849	1,839
	Home Depot, Inc. 4.85% 6/25/2031	2,559	2,540
	Home Depot, Inc. 4.95% 6/25/2034	4,749	4,701
	Home Depot, Inc. 4.50% 12/6/2048	1,915	1,660
	Home Depot, Inc. 5.30% 6/25/2054	2,234	2,183
	Hyundai Capital America 1.00% 9/17/2024[6]	605	599
	Hyundai Capital America 2.65% 2/10/2025[6]	11,383	11,171
	Hyundai Capital America 1.80% 10/15/2025[6]	13,274	12,651
	Hyundai Capital America 6.25% 11/3/2025[6]	825	832
	Hyundai Capital America 1.30% 1/8/2026[6]	6,000	5,633
	Hyundai Capital America 5.50% 3/30/2026[6]	705	705
	Hyundai Capital America 1.50% 6/15/2026[6]	7,475	6,930
	Hyundai Capital America 1.65% 9/17/2026[6]	7,275	6,702
	Hyundai Capital America 3.00% 2/10/2027[6]	9,000	8,494
	Hyundai Capital America 5.275% 6/24/2027[6]	1,650	1,643
	Hyundai Capital America 2.375% 10/15/2027[6]	7,543	6,882
	Hyundai Capital America 5.60% 3/30/2028[6]	1,385	1,395
	Hyundai Capital America 5.30% 6/24/2029[6]	1,523	1,515
	Hyundai Capital America 5.40% 6/24/2031[6]	3,365	3,338
	Hyundai Capital Services, Inc. 1.25% 2/8/2026[6]	3,695	3,451
	Marriott International, Inc. 5.75% 5/1/2025	190	190
	Marriott International, Inc. 5.00% 10/15/2027	4,470	4,460
	Marriott International, Inc. 4.90% 4/15/2029	653	646
	McDonald’s Corp. 5.00% 5/17/2029	2,184	2,182
	McDonald’s Corp. 2.125% 3/1/2030	2,482	2,131

American Funds Insurance Series  154

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)	McDonald’s Corp. 3.60% 7/1/2030	USD1,014	$939
	McDonald’s Corp. 5.20% 5/17/2034	2,786	2,798
	McDonald’s Corp. 4.45% 3/1/2047	3,535	2,968
	McDonald’s Corp. 3.625% 9/1/2049	2,938	2,131
	McDonald’s Corp. 5.15% 9/9/2052	509	470
	Nissan Motor Acceptance Co., LLC 2.75% 3/9/2028[6]	3,167	2,825
	Sands China, Ltd. 2.30% 3/8/2027	2,368	2,159
	Stellantis Finance US, Inc. 5.625% 1/12/2028[6]	825	836
	Stellantis Finance US, Inc. 2.691% 9/15/2031[6]	4,849	4,010
	Stellantis Finance US, Inc. 6.375% 9/12/2032[6]	2,669	2,792
	Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,558
	Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,589
	Toyota Motor Credit Corp. 5.55% 11/20/2030	690	709
	Travel + Leisure Co. 6.625% 7/31/2026[6]	675	680
	Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[6]	546	542
	Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[6]	5,190	5,445
	Wynn Resorts Finance, LLC 5.125% 10/1/2029[6]	410	390

			344,467

Energy 2.50%	Antero Resources Corp. 5.375% 3/1/2030[6]	280	271
	Apache Corp. 4.625% 11/15/2025	645	637
	Apache Corp. 4.25% 1/15/2030	2,465	2,302
	Apache Corp. 5.10% 9/1/2040	1,664	1,421
	Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,055
	BP Capital Markets America, Inc. 4.893% 9/11/2033	3,701	3,601
	BP Capital Markets America, Inc. 3.001% 3/17/2052	710	456
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	754	726
	Cenovus Energy, Inc. 5.375% 7/15/2025	2,763	2,736
	Cenovus Energy, Inc. 4.25% 4/15/2027	13,613	13,246
	Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,457
	Cenovus Energy, Inc. 5.25% 6/15/2037	289	277
	Cenovus Energy, Inc. 5.40% 6/15/2047	8,809	8,118
	Cenovus Energy, Inc. 3.75% 2/15/2052	19	13
	Cheniere Energy Partners, LP 3.25% 1/31/2032	937	800
	Chevron Corp. 2.954% 5/16/2026	3,365	3,239
	Chevron Corp. 3.078% 5/11/2050	692	473
	Civitas Resources, Inc. 8.75% 7/1/2031[6]	1,400	1,501
	Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[6]	268	274
	ConocoPhillips Co. 3.80% 3/15/2052	15	11
	ConocoPhillips Co. 5.30% 5/15/2053	6,279	5,965
	ConocoPhillips Co. 5.55% 3/15/2054	1,708	1,682
	Devon Energy Corp. 4.50% 1/15/2030	5,197	5,003
	Diamondback Energy, Inc. 5.20% 4/18/2027	1,645	1,646
	Diamondback Energy, Inc. 5.15% 1/30/2030	415	413
	Diamondback Energy, Inc. 5.40% 4/18/2034	1,195	1,184
	Diamondback Energy, Inc. 5.75% 4/18/2054	902	875
	DT Midstream, Inc. 4.125% 6/15/2029[6]	555	513
	Ecopetrol SA 4.625% 11/2/2031	270	221
	Ecopetrol SA 8.875% 1/13/2033	15,110	15,615
	Enbridge, Inc. 6.20% 11/15/2030	1,650	1,733
	Enbridge, Inc. 6.70% 11/15/2053	1,167	1,275
	Energy Transfer, LP 5.25% 7/1/2029	979	974
	Energy Transfer, LP 6.40% 12/1/2030	479	504
	Energy Transfer, LP 5.60% 9/1/2034	2,168	2,155
	Energy Transfer, LP 6.05% 9/1/2054	1,095	1,081
	Eni SpA 5.50% 5/15/2034[6]	359	356
	Eni SpA 5.95% 5/15/2054[6]	222	218
	EQT Corp. 7.25% 2/1/2030[7]	7,500	7,964
	Equinor ASA 3.625% 9/10/2028	4,928	4,708

155  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Energy (continued)	Equinor ASA 3.125% 4/6/2030	USD20,000	$18,245
	Equinor ASA 3.25% 11/18/2049	5,687	3,982
	Exxon Mobil Corp. 3.043% 3/1/2026	4,625	4,476
	Exxon Mobil Corp. 2.61% 10/15/2030	1,040	913
	Kinder Morgan, Inc. 5.00% 2/1/2029	1,752	1,733
	Kinder Morgan, Inc. 5.40% 2/1/2034	3,888	3,830
	Occidental Petroleum Corp. 8.875% 7/15/2030	4,345	5,008
	Occidental Petroleum Corp. 6.125% 1/1/2031	759	777
	Occidental Petroleum Corp. 6.45% 9/15/2036	3,330	3,480
	Odebrecht Drilling Services, LLC 7.50% 6/15/2030[6]	6	6
	Oleoducto Central SA 4.00% 7/14/2027[6]	1,715	1,591
	Oleoducto Central SA 4.00% 7/14/2027	350	325
	ONEOK, Inc. 5.55% 11/1/2026	736	739
	ONEOK, Inc. 5.65% 11/1/2028	467	474
	ONEOK, Inc. 6.05% 9/1/2033	5,098	5,251
	Petroleos Mexicanos 6.875% 10/16/2025	5,000	4,986
	Petroleos Mexicanos 4.50% 1/23/2026	1,158	1,103
	Petroleos Mexicanos 6.875% 8/4/2026	9,682	9,487
	Petroleos Mexicanos 6.49% 1/23/2027	20,653	19,839
	Petroleos Mexicanos 6.50% 3/13/2027	35,154	33,519
	Petroleos Mexicanos 6.50% 1/23/2029	2,404	2,173
	Petroleos Mexicanos 8.75% 6/2/2029	14,185	13,942
	Petroleos Mexicanos 6.84% 1/23/2030	11,164	9,835
	Petroleos Mexicanos 5.95% 1/28/2031	4,681	3,775
	Petroleos Mexicanos 6.70% 2/16/2032	15,755	13,201
	Shell International Finance BV 3.875% 11/13/2028	9,410	9,028
	Shell International Finance BV 2.75% 4/6/2030	377	336
	Southwestern Energy Co. 5.70% 1/23/2025[7]	495	495
	TotalEnergies Capital International SA 3.455% 2/19/2029	885	831
	TransCanada Pipelines, Ltd. 4.10% 4/15/2030	1,578	1,490
	Williams Companies, Inc. 4.90% 3/15/2029	2,735	2,699
	Williams Companies, Inc. 5.15% 3/15/2034	3,711	3,622

			278,890

Industrials 2.14%	ADT Security Corp. 4.125% 8/1/2029[6]	510	471
	Air Lease Corp. 0.80% 8/18/2024	3,175	3,154
	Air Lease Corp. 2.875% 1/15/2026	10,172	9,763
	Air Lease Corp. 2.20% 1/15/2027	4,341	4,010
	Air Lease Corp. 5.20% 7/15/2031	3,650	3,568
	BAE Systems PLC 5.00% 3/26/2027[6]	1,200	1,192
	BAE Systems PLC 5.125% 3/26/2029[6]	3,482	3,467
	BAE Systems PLC 5.25% 3/26/2031[6]	2,156	2,151
	BAE Systems PLC 5.30% 3/26/2034[6]	570	565
	BNSF Funding Trust I, junior subordinated, 6.613% 12/15/2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[7,9]	1,680	1,687
	Boeing Co. 4.875% 5/1/2025	21,607	21,382
	Boeing Co. 2.75% 2/1/2026	11,211	10,659
	Boeing Co. 2.196% 2/4/2026	9,781	9,197
	Boeing Co. 2.70% 2/1/2027	6,473	5,969
	Boeing Co. 5.04% 5/1/2027	13,539	13,245
	Boeing Co. 6.259% 5/1/2027[6]	4,214	4,244
	Boeing Co. 3.25% 2/1/2028	11,810	10,819
	Boeing Co. 3.25% 3/1/2028	1,925	1,756
	Boeing Co. 6.298% 5/1/2029[6]	1,507	1,529
	Boeing Co. 5.15% 5/1/2030	25,342	24,343
	Boeing Co. 3.625% 2/1/2031	751	658
	Boeing Co. 6.388% 5/1/2031[6]	5,632	5,736
	Boeing Co. 6.528% 5/1/2034[6]	1,381	1,415
	Canadian National Railway Co. 5.85% 11/1/2033	465	492

American Funds Insurance Series  156

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Industrials (continued)	Canadian National Railway Co. 6.125% 11/1/2053	USD137	$152
	Canadian Pacific Railway Co. 1.75% 12/2/2026	1,066	984
	Canadian Pacific Railway Co. 3.10% 12/2/2051	2,286	1,520
	Carrier Global Corp. 2.722% 2/15/2030	292	258
	Carrier Global Corp. 2.70% 2/15/2031	292	251
	Carrier Global Corp. 5.90% 3/15/2034	1,345	1,404
	Carrier Global Corp. 3.377% 4/5/2040	14,710	11,389
	Carrier Global Corp. 3.577% 4/5/2050	138	100
	Carrier Global Corp. 6.20% 3/15/2054	827	886
	CK Hutchison International (23), Ltd. 4.75% 4/21/2028[6]	1,260	1,244
	CSX Corp. 4.10% 11/15/2032	1,886	1,762
	CSX Corp. 5.20% 11/15/2033	1,333	1,337
	CSX Corp. 4.50% 11/15/2052	4,470	3,825
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[6]	978	909
	General Dynamics Corp. 3.75% 5/15/2028	479	461
	General Dynamics Corp. 3.625% 4/1/2030	387	363
	Honeywell International, Inc. 4.875% 9/1/2029	270	270
	Honeywell International, Inc. 4.95% 9/1/2031	270	270
	Honeywell International, Inc. 5.00% 3/1/2035	400	397
	Honeywell International, Inc. 5.25% 3/1/2054	400	388
	Honeywell International, Inc. 5.35% 3/1/2064	400	389
	Ingersoll-Rand, Inc. 5.197% 6/15/2027	665	667
	Ingersoll-Rand, Inc. 5.40% 8/14/2028	801	809
	Ingersoll-Rand, Inc. 5.176% 6/15/2029	1,463	1,463
	Ingersoll-Rand, Inc. 5.314% 6/15/2031	176	177
	Ingersoll-Rand, Inc. 5.70% 8/14/2033	946	968
	Ingersoll-Rand, Inc. 5.45% 6/15/2034	1,176	1,187
	Ingersoll-Rand, Inc. 5.70% 6/15/2054	400	403
	L3Harris Technologies, Inc. 5.40% 7/31/2033	1,126	1,123
	Lockheed Martin Corp. 4.50% 2/15/2029	1,174	1,156
	Lockheed Martin Corp. 4.80% 8/15/2034	2,393	2,338
	Lockheed Martin Corp. 5.20% 2/15/2064	600	568
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[6]	2,690	2,572
	Norfolk Southern Corp. 5.05% 8/1/2030	1,734	1,732
	Norfolk Southern Corp. 5.35% 8/1/2054	1,458	1,392
	Northrop Grumman Corp. 4.70% 3/15/2033	2,909	2,808
	Northrop Grumman Corp. 4.95% 3/15/2053	1,124	1,012
	Republic Services, Inc. 2.375% 3/15/2033	1,635	1,308
	Republic Services, Inc. 5.00% 4/1/2034	15	15
	RTX Corp. 5.75% 11/8/2026	550	556
	RTX Corp. 3.125% 5/4/2027	4,551	4,315
	RTX Corp. 4.125% 11/16/2028	4,974	4,790
	RTX Corp. 5.75% 1/15/2029	410	421
	RTX Corp. 6.00% 3/15/2031	550	573
	RTX Corp. 2.375% 3/15/2032	451	370
	RTX Corp. 6.10% 3/15/2034	401	422
	RTX Corp. 2.82% 9/1/2051	665	405
	RTX Corp. 3.03% 3/15/2052	1,190	759
	RTX Corp. 6.40% 3/15/2054	1,006	1,098
	Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[6]	2,550	2,115
	Triton Container International, Ltd. 3.15% 6/15/2031[6]	2,482	2,065
	Union Pacific Corp. 2.15% 2/5/2027	2,213	2,063
	Union Pacific Corp. 2.40% 2/5/2030	4,454	3,900
	Union Pacific Corp. 2.375% 5/20/2031	2,298	1,952
	Union Pacific Corp. 2.80% 2/14/2032	5,244	4,527
	Union Pacific Corp. 3.25% 2/5/2050	7,000	4,892
	Union Pacific Corp. 2.95% 3/10/2052	1,405	905
	United Rentals (North America), Inc. 5.50% 5/15/2027	2,500	2,483
	Veralto Corp. 5.50% 9/18/2026[6]	350	350
	Veralto Corp. 5.35% 9/18/2028[6]	2,450	2,461
	Veralto Corp. 5.45% 9/18/2033[6]	1,680	1,678

157  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Industrials (continued)	Waste Management, Inc. 1.50% 3/15/2031	USD419	$336
	Waste Management, Inc. 4.15% 4/15/2032	688	648
	Waste Management, Inc. 4.875% 2/15/2034	2,830	2,775

			238,588

Communication services 1.60%	AT&T, Inc. 1.70% 3/25/2026	17,807	16,722
	AT&T, Inc. 1.65% 2/1/2028	4,700	4,175
	AT&T, Inc. 4.30% 2/15/2030	15,940	15,276
	AT&T, Inc. 2.55% 12/1/2033	12,748	10,141
	AT&T, Inc. 5.40% 2/15/2034	629	629
	CCO Holdings, LLC 5.125% 5/1/2027[6]	4,800	4,613
	CCO Holdings, LLC 4.75% 2/1/2032[6]	1,265	1,037
	CCO Holdings, LLC 4.25% 1/15/2034[6]	3,875	2,945
	Charter Communications Operating, LLC 6.10% 6/1/2029	1,360	1,365
	Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	4,953
	Charter Communications Operating, LLC 4.40% 4/1/2033	1,092	963
	Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,184
	Charter Communications Operating, LLC 5.25% 4/1/2053	835	656
	Comcast Corp. 3.15% 2/15/2028	7,200	6,765
	Comcast Corp. 4.55% 1/15/2029	1,610	1,585
	Comcast Corp. 4.80% 5/15/2033	1,841	1,793
	Comcast Corp. 2.887% 11/1/2051	18	11
	Comcast Corp. 5.35% 5/15/2053	3,455	3,314
	Comcast Corp. 5.50% 5/15/2064	250	241
	Lumen Technologies, Inc. 4.00% 2/15/2027[6]	6,756	3,482
	Netflix, Inc. 5.875% 11/15/2028	5,970	6,153
	Netflix, Inc. 5.375% 11/15/2029[6]	7,416	7,491
	News Corp. 5.125% 2/15/2032[6]	1,300	1,234
	SBA Tower Trust 1.631% 11/15/2026[6]	6,741	6,127
	Sirius XM Radio, Inc. 4.00% 7/15/2028[6]	675	610
	Sprint, LLC 7.625% 2/15/2025	1,305	1,314
	T-Mobile USA, Inc. 3.50% 4/15/2025	3,275	3,221
	T-Mobile USA, Inc. 2.625% 4/15/2026	4,416	4,204
	T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,807
	T-Mobile USA, Inc. 4.95% 3/15/2028	705	700
	T-Mobile USA, Inc. 4.80% 7/15/2028	175	173
	T-Mobile USA, Inc. 4.85% 1/15/2029	2,725	2,692
	T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,208
	T-Mobile USA, Inc. 2.875% 2/15/2031	14,691	12,766
	T-Mobile USA, Inc. 5.05% 7/15/2033	832	814
	T-Mobile USA, Inc. 5.75% 1/15/2034	730	751
	T-Mobile USA, Inc. 5.15% 4/15/2034	2,085	2,050
	T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,504
	T-Mobile USA, Inc. 6.00% 6/15/2054	920	952
	T-Mobile USA, Inc. 5.50% 1/15/2055	406	392
	Verizon Communications, Inc. 4.329% 9/21/2028	1,539	1,497
	Verizon Communications, Inc. 1.75% 1/20/2031	9,144	7,403
	Verizon Communications, Inc. 2.55% 3/21/2031	5,047	4,289
	Verizon Communications, Inc. 2.355% 3/15/2032	2,775	2,269
	Verizon Communications, Inc. 3.40% 3/22/2041	1,085	830
	Verizon Communications, Inc. 3.55% 3/22/2051	1,520	1,095
	Verizon Communications, Inc. 3.875% 3/1/2052	3,155	2,395
	Vodafone Group PLC 4.25% 9/17/2050	3,050	2,382
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	3,056	3,009
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,126	1,069
	WarnerMedia Holdings, Inc. 4.279% 3/15/2032	112	98

American Funds Insurance Series  158

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Communication services (continued)	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	USD719	$585
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	5,408	4,213
	ZipRecruiter, Inc. 5.00% 1/15/2030[6]	490	426

			178,573

Consumer staples 1.29%	7-Eleven, Inc. 1.80% 2/10/2031[6]	2,923	2,342
	7-Eleven, Inc. 2.80% 2/10/2051[6]	5,000	2,983
	Altria Group, Inc. 4.40% 2/14/2026	4,585	4,513
	Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	6,635	6,600
	Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	4,754
	BAT Capital Corp. 3.557% 8/15/2027	9,271	8,809
	BAT Capital Corp. 2.259% 3/25/2028	2,353	2,109
	BAT Capital Corp. 6.343% 8/2/2030	2,210	2,305
	BAT Capital Corp. 4.742% 3/16/2032	2,675	2,539
	BAT Capital Corp. 6.421% 8/2/2033	4,665	4,880
	BAT Capital Corp. 7.079% 8/2/2043	1,323	1,395
	BAT Capital Corp. 4.758% 9/6/2049	15,972	12,590
	BAT Capital Corp. 5.65% 3/16/2052	120	107
	BAT International Finance PLC 3.95% 6/15/2025[6]	16,879	16,606
	BAT International Finance PLC 1.668% 3/25/2026	4,070	3,815
	BAT International Finance PLC 4.448% 3/16/2028	2,925	2,833
	Campbell Soup Co. 5.20% 3/21/2029	726	727
	Campbell Soup Co. 5.40% 3/21/2034	534	531
	Conagra Brands, Inc. 5.30% 11/1/2038	436	411
	Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,163
	Constellation Brands, Inc. 4.35% 5/9/2027	890	868
	Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,221
	Constellation Brands, Inc. 4.75% 5/9/2032	1,978	1,902
	Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,712
	H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,378
	Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,714
	Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	569
	J. M. Smucker Co. (The) 6.20% 11/15/2033	701	737
	J. M. Smucker Co. (The) 6.50% 11/15/2053	310	333
	JBS USA Holding Lux SARL 2.50% 1/15/2027	3,000	2,793
	JBS USA Holding Lux SARL 3.00% 2/2/2029	2,092	1,868
	PepsiCo, Inc. 1.95% 10/21/2031	4,763	3,914
	Philip Morris International, Inc. 4.875% 2/13/2026	2,508	2,489
	Philip Morris International, Inc. 5.25% 9/7/2028	2,800	2,824
	Philip Morris International, Inc. 5.125% 2/15/2030	982	979
	Philip Morris International, Inc. 5.50% 9/7/2030	4,565	4,628
	Philip Morris International, Inc. 5.375% 2/15/2033	1,644	1,633
	Philip Morris International, Inc. 4.875% 11/15/2043	4,407	3,890
	Reynolds American, Inc. 4.45% 6/12/2025	14,570	14,403
	Walmart, Inc. 4.10% 4/15/2033	1,479	1,410
	Walmart, Inc. 4.50% 4/15/2053	1,277	1,131

			143,408

Real estate 0.82%	American Tower Corp. 3.65% 3/15/2027	1,375	1,317
	Boston Properties, LP 2.90% 3/15/2030	955	811
	Boston Properties, LP 3.25% 1/30/2031	463	392
	Boston Properties, LP 2.55% 4/1/2032	1,674	1,306
	Boston Properties, LP 2.45% 10/1/2033	1,335	990
	Boston Properties, LP 6.50% 1/15/2034	10,849	11,042
	COPT Defense Properties, LP 2.00% 1/15/2029	1,139	966
	COPT Defense Properties, LP 2.75% 4/15/2031	1,547	1,280
	COPT Defense Properties, LP 2.90% 12/1/2033	564	444
	Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[6]	395	333

159  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Real estate (continued)	Crown Castle, Inc. 5.00% 1/11/2028	USD4,874	$4,817
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	3,410	3,406
	Equinix, Inc. 2.90% 11/18/2026	2,762	2,610
	Equinix, Inc. 3.20% 11/18/2029	887	799
	Equinix, Inc. 3.90% 4/15/2032	1,155	1,051
	FibraSOMA 4.375% 7/22/2031[6]	1,475	1,181
	Howard Hughes Corp. (The) 5.375% 8/1/2028[6]	1,755	1,670
	Howard Hughes Corp. (The) 4.125% 2/1/2029[6]	2,755	2,467
	Howard Hughes Corp. (The) 4.375% 2/1/2031[6]	3,135	2,702
	Invitation Homes Operating Partnership, LP 2.30% 11/15/2028	767	680
	Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	1,333	1,059
	Iron Mountain, Inc. 5.25% 3/15/2028[6]	3,020	2,925
	Iron Mountain, Inc. 5.25% 7/15/2030[6]	675	642
	Kilroy Realty, LP 6.25% 1/15/2036	1,994	1,894
	Prologis, LP 4.875% 6/15/2028	1,040	1,035
	Prologis, LP 4.75% 6/15/2033	1,409	1,359
	Prologis, LP 5.125% 1/15/2034	6,175	6,105
	Prologis, LP 5.00% 3/15/2034	360	352
	Prologis, LP 5.25% 6/15/2053	117	110
	Public Storage Operating Co. 2.30% 5/1/2031	2,920	2,457
	Scentre Group Trust 1 3.50% 2/12/2025[6]	4,015	3,960
	Service Properties Trust 3.95% 1/15/2028	1,710	1,434
	Service Properties Trust 8.625% 11/15/2031[6]	3,040	3,171
	VICI Properties, LP 4.375% 5/15/2025	670	662
	VICI Properties, LP 4.75% 2/15/2028	6,844	6,690
	VICI Properties, LP 4.95% 2/15/2030	5,515	5,325
	VICI Properties, LP 5.125% 5/15/2032	11,766	11,218
	VICI Properties, LP 5.625% 5/15/2052	388	350

			91,012

Information technology 0.33%	Analog Devices, Inc. 2.10% 10/1/2031	270	224
	Analog Devices, Inc. 5.05% 4/1/2034	717	714
	Analog Devices, Inc. 2.80% 10/1/2041	521	367
	Broadcom Corp. 3.875% 1/15/2027	5,966	5,774
	Broadcom, Inc. 4.00% 4/15/2029[6]	609	580
	Broadcom, Inc. 4.15% 4/15/2032[6]	630	582
	Broadcom, Inc. 3.469% 4/15/2034[6]	11,652	9,937
	Broadcom, Inc. 3.137% 11/15/2035[6]	847	679
	Broadcom, Inc. 4.926% 5/15/2037[6]	2,879	2,709
	Cisco Systems, Inc. 4.85% 2/26/2029	1,819	1,819
	Cisco Systems, Inc. 4.95% 2/26/2031	991	991
	Cisco Systems, Inc. 5.05% 2/26/2034	843	843
	Cisco Systems, Inc. 5.30% 2/26/2054	784	768
	Microchip Technology, Inc. 5.05% 3/15/2029	4,350	4,316
	Oracle Corp. 1.65% 3/25/2026	4,867	4,564
	ServiceNow, Inc. 1.40% 9/1/2030	1,760	1,430

			36,297

Materials 0.13%	Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,078
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	138	138
	Braskem Netherlands Finance BV 7.25% 2/13/2033[6]	700	660
	Celanese US Holdings, LLC 6.165% 7/15/2027	2,875	2,919
	Celanese US Holdings, LLC 6.35% 11/15/2028	495	509
	Celanese US Holdings, LLC 6.33% 7/15/2029	297	306
	Celanese US Holdings, LLC 6.55% 11/15/2030	465	486
	Celanese US Holdings, LLC 6.379% 7/15/2032	800	823
	Celanese US Holdings, LLC 6.70% 11/15/2033	1,031	1,084
	Dow Chemical Co. (The) 5.15% 2/15/2034	659	645

American Funds Insurance Series  160

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Materials (continued)	Dow Chemical Co. (The) 5.55% 11/30/2048	USD142	$135
	Dow Chemical Co. (The) 6.90% 5/15/2053	62	69
	Dow Chemical Co. (The) 5.60% 2/15/2054	504	485
	Eastman Chemical Co. 5.625% 2/20/2034	861	856
	Methanex Corp. 5.125% 10/15/2027	510	492
	NOVA Chemicals Corp. 8.50% 11/15/2028[6]	205	218
	NOVA Chemicals Corp. 4.25% 5/15/2029[6]	425	375
	OCI NV 6.70% 3/16/2033[6]	1,150	1,136
	POSCO 5.75% 1/17/2028[6]	745	755

			14,169

Municipals 0.01%	Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041[6]	730	551
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[6]	565	417

			968

	Total corporate bonds, notes & loans		3,399,615

U.S. Treasury bonds & notes 17.41%

U.S. Treasury 16.38%
	U.S. Treasury 3.875% 3/31/2025	81,282	80,490
	U.S. Treasury 4.625% 6/30/2025	67,785	67,462
	U.S. Treasury 3.00% 7/15/2025	97,643	95,593
	U.S. Treasury 5.00% 9/30/2025	1,090	1,090
	U.S. Treasury 5.00% 10/31/2025	27,980	27,983
	U.S. Treasury 2.25% 11/15/2025	6,785	6,543
	U.S. Treasury 4.00% 12/15/2025	42,800	42,253
	U.S. Treasury 4.25% 12/31/2025	4,994	4,946
	U.S. Treasury 3.625% 5/15/2026	1,926	1,887
	U.S. Treasury 4.125% 6/15/2026	205	203
	U.S. Treasury 4.625% 6/30/2026	58,280	58,169
	U.S. Treasury 4.375% 8/15/2026	265	263
	U.S. Treasury 0.75% 8/31/2026	8,871	8,160
	U.S. Treasury 4.625% 11/15/2026	3,589	3,587
	U.S. Treasury 4.00% 1/15/2027	3,741	3,686
	U.S. Treasury 1.875% 2/28/2027	4,000	3,732
	U.S. Treasury 2.625% 5/31/2027	43,530	41,283
	U.S. Treasury 4.625% 6/15/2027	42,298	42,416
	U.S. Treasury 2.25% 11/15/2027	105,830	98,484
	U.S. Treasury 6.125% 11/15/2027	24,000	25,266
	U.S. Treasury 1.125% 2/29/2028	9,895	8,790
	U.S. Treasury 4.00% 2/29/2028	4,750	4,677
	U.S. Treasury 3.625% 3/31/2028	13	13
	U.S. Treasury 1.00% 7/31/2028	5,630	4,917
	U.S. Treasury 1.125% 8/31/2028	13,555	11,874
	U.S. Treasury 5.25% 11/15/2028	5,700	5,900
	U.S. Treasury 2.375% 5/15/2029	4,070	3,717
	U.S. Treasury 4.25% 6/30/2029	294,478	293,144
	U.S. Treasury 3.875% 12/31/2029	44,049	43,006
	U.S. Treasury 4.00% 2/28/2030	38,255	37,565
	U.S. Treasury 3.75% 5/31/2030	13,300	12,882
	U.S. Treasury 4.125% 8/31/2030	11,215	11,072
	U.S. Treasury 4.875% 10/31/2030	92,133	94,735
	U.S. Treasury 1.625% 5/15/2031	1,630	1,368
	U.S. Treasury 4.25% 6/30/2031	9,834	9,800
	U.S. Treasury 4.125% 11/15/2032	114	112
	U.S. Treasury 4.375% 5/15/2034	16,801	16,807
	U.S. Treasury 4.25% 5/15/2039[3]	109,335	106,881
	U.S. Treasury 1.375% 11/15/2040	24,540	15,493
	U.S. Treasury 1.875% 2/15/2041	24,272	16,592
	U.S. Treasury 4.75% 2/15/2041	75,066	77,108

161  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury (continued)	U.S. Treasury 2.00% 11/15/2041	USD57		$39
	U.S. Treasury 2.375% 2/15/2042	2,701		1,967
	U.S. Treasury 3.25% 5/15/2042	10,848		9,021
	U.S. Treasury 4.625% 5/15/2044	63,845		63,723
	U.S. Treasury 3.00% 2/15/2049[3]	114,305		86,618
	U.S. Treasury 2.875% 5/15/2049	19,228		14,209
	U.S. Treasury 2.875% 5/15/2052	990		726
	U.S. Treasury 4.00% 11/15/2052	8,553		7,795
	U.S. Treasury 4.125% 8/15/2053	6,390		5,954
	U.S. Treasury 4.25% 2/15/2054[3]	256,791		244,626

				1,824,627

U.S. Treasury inflation-protected securities 1.03%	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[11]	23,868		23,845
	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[11]	2,983		2,923
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[11]	5,370		5,237
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[11]	5,908		5,625
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[11]	50,598		48,029
	U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028[3,11]	4,131		3,894
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[11]	–	[4]	–	[4]
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[11]	191		108
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[11]	29,407		24,657

				114,318

	Total U.S. Treasury bonds & notes			1,938,945

Asset-backed obligations 5.15%
	ACHV ABS Trust, Series 2023-4CP, Class A, 6.81% 11/25/2030[1,6]	62		62
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[1,6]	347		349
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,6]	107		105
	Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[1,6]	29		29
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,6]	1,299		1,304
	Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,6]	11,785		11,748
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,6]	3,485		3,476
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,6]	2,719		2,723
	Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028[1]	505		507
	American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.89% 10/13/2026[1,6]	201		201
	American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.63% 2/14/2028[1,6]	4,033		4,067
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,6]	2,691		2,627
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,6]	396		387
	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[1]	602		603
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[1]	823		811
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[1]	1,109		1,057
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[1]	2,613		2,442
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,6]	7,689		7,450
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,6]	2,427		2,306
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,6]	623		596
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[1,6]	1,279		1,241
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[1,6]	3,445		3,184
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,6]	531		490

American Funds Insurance Series  162

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,6]	USD193	$178
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,6]	6,724	6,779
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,6]	5,059	5,135
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,6]	4,665	4,654
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,6]	50	50
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,6]	269	252
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,6]	3,388	3,036
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,6]	390	348
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028[1]	213	214
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]	881	886
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]	5,539	5,529
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029[1]	1,400	1,420
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[1]	330	330
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[1]	210	203
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[1]	206	199
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,6]	157	157
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,6]	469	472
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]	105	99
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,6]	172	174
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,6]	14,639	13,075
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[1,6]	5,697	4,953
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[1,6]	628	551
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,6]	341	319
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,6]	18,497	17,537
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,6]	1,917	1,667
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,6]	3,362	3,144
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[1,6]	364	306
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,6]	5,994	5,495
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[1,6]	1,898	1,697
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,6]	14,984	14,774
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[1,6]	6,572	6,462
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/2031[1]	8,429	8,381
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,6]	1,014	1,020
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,6]	1,635	1,646
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,6]	799	808
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,6]	1,842	1,663
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,6]	3,801	3,441
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[1,6]	349	307
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[1,6]	260	261
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[1,6]	247	243
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[1,6]	1,176	1,179
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[1,6]	566	566
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,6]	1,237	1,235
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[1,6]	1,481	1,476
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[1,6]	2,797	2,765
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[1]	3,441	3,358
DriveTime Auto Owner Trust, Series 2021-1, Class C, 0.84% 10/15/2026[1,6]	39	38
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,6]	449	438
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[1,6]	156	156
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,6]	832	810

163  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Asset-backed obligations (continued)
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[1,6]	USD224	$224
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,6]	819	826
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,6]	846	866
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,6]	333	297
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[1,6]	897	880
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,6]	785	777
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,6]	14,087	14,052
Exeter Automobile Receivables Trust, Series 2020-1, Class D, 2.73% 12/15/2025[1,6]	154	153
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[1]	24	24
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[1]	120	120
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[1]	94	94
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/2026[1]	457	456
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[1]	212	212
Exeter Automobile Receivables Trust, Series 2023-5, Class A3, 6.32% 3/15/2027[1]	1,709	1,715
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[1]	2,612	2,508
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[1]	232	232
Exeter Automobile Receivables Trust, Series 2023-5, Class B, 6.58% 4/17/2028[1]	5,028	5,082
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[1]	418	420
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	271	265
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[1]	758	769
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[1]	462	467
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,6]	1,014	1,080
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,6]	17,063	16,163
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[1,6]	1,377	1,271
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,6]	1,726	1,665
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,6]	561	560
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,6]	312	312
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,6]	454	457
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,6]	307	310
Ford Credit Auto Owner Trust, Series 2023-A, Class A2A, 5.14% 3/15/2026[1]	928	927
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028[1]	765	765
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029[1]	597	597
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,6]	30,070	29,669
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,6]	1,619	1,583
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,6]	4,218	4,188
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,6]	5,833	5,799
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,6]	1,616	1,473
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,6]	1,221	1,085
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,6]	136	113
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,6]	2,240	2,077
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,6]	8,003	7,176
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,6]	2,227	2,011
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,6]	1,876	1,663
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[1,6]	310	310
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027[1,6]	4,751	4,787
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,6]	1,175	1,174
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,6]	561	562
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,6]	507	512
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030[1,6]	2,257	2,259
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]	807	807
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]	101	101
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028[1]	483	485
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028[1]	320	322
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,6]	4,815	4,825
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,6]	2,703	2,781
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[1,6]	3,984	4,095
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[1,6]	1,600	1,603

American Funds Insurance Series  164

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Asset-backed obligations (continued)
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030[1,6]	USD948	$958
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,6,8]	8,590	8,590
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,6]	12,703	12,536
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,6]	1,171	1,155
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,6]	810	799
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,6]	330	330
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,6]	17,770	16,238
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,6]	1,264	1,153
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,6]	859	780
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,6]	1,174	1,054
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]	342	341
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029[1]	188	187
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028[1]	160	161
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029[1]	160	161
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[1,6]	54	54
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,6]	584	584
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,6]	304	300
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,6]	434	433
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,6]	706	705
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]	1,093	1,094
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,6]	438	438
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,6]	1,622	1,630
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,6]	861	860
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,6]	615	613
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,6]	848	854
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,6]	1,361	1,354
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[1,6]	3,223	3,269
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,6]	714	725
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,6]	623	628
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030[1,6]	483	497
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,6]	123	123
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.586% 7/21/2030[1,2,6]	739	740
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028[1]	1,050	1,064
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036[1,6]	1,265	1,276
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,6]	7,752	7,759
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,8,12]	1,006	1,005
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,8,12]	150	150
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,6]	3,155	3,173
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,6]	1,993	1,757
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,6]	1,142	994
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,6]	714	624
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,6]	3,880	3,494
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,6]	216	196
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]	3,724	3,375
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,6]	8,519	7,784
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.193% 4/20/2062[1,2,6]	2,767	2,750
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]	50,765	45,291
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.555% 7/25/2030[1,2,6]	217	217
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028[1]	598	604
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[1,6]	70	68
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.486% 4/20/2029[1,2,6]	51	51
PEAC Solutions Receivables, LLC, Series 2024-1, Class A2, 5.79% 6/21/2027[1,6]	4,464	4,475
PFS Financing Corp., Series 2021-B, Class A, 0.77% 8/17/2026[1,6]	7,884	7,833
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,6]	1,721	1,697

165  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Asset-backed obligations (continued)
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.483% 8/16/2027[1,2,6]	USD1,393	$1,401
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,6]	1,710	1,722
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,6]	4,558	4,550
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[1,6]	909	914
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[1,6]	2,524	2,524
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[1,6]	91	91
Prestige Auto Receivables Trust, Series 2023-2, Class B, 6.64% 12/15/2027[1,6]	5,088	5,150
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 6.71% 7/25/2051[1,2,6]	257	255
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/2026[1]	34	34
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[1]	522	518
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	917	912
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[1]	1,327	1,293
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[1]	2,074	2,016
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	703	700
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[1]	856	847
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[1]	700	705
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[1,6]	6,276	6,267
SCF Equipment Leasing, LLC, Series 2024-1, Class A2, 5.88% 11/20/2029[1,6]	3,047	3,055
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,6]	1,101	1,102
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,6]	624	625
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,6]	361	363
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[1,6]	2,368	2,122
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[1,6]	436	388
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,6]	794	803
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.883% 11/15/2052[1,2,6]	877	889
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,6]	2,128	1,905
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,6]	2,260	2,118
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,6]	360	332
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,6]	690	641
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,6]	780	722
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,6]	1,404	1,327
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,6]	2,358	2,155
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[1,6]	967	906
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,6]	1,803	1,641
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[1,6]	5,320	4,713
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046[1,6]	297	262
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,6]	4,480	4,014
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[1,6]	3,719	3,375
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[1,6]	111	97
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,6]	8,775	7,868
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,6]	3,030	2,669
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,6]	295	258
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]	1,215	1,210
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[1]	7,985	7,957
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[1,6]	5,380	5,332
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[1,6]	1,038	1,033
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[1,6]	754	749
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[1,6]	59	59
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[1,6]	1,446	1,403
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,6]	1,799	1,801
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,6]	3,420	3,428
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027[1,6]	3,052	3,076
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,6]	1,175	1,178
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,6]	2,219	2,226

American Funds Insurance Series  166

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Asset-backed obligations (continued)
	Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,6]	USD1,236	$1,246
	World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]	290	289
	World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029[1]	232	232

			574,106

Municipals 1.51%

California 0.02%	G.O. Bonds, Series 2009, 7.50% 4/1/2034	2,100	2,427

Illinois 1.35%	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	65	65
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	31,050	30,108
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	8,945	8,941
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	2,500	2,339
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	110,885	108,879

			150,332

Massachusetts 0.07%	Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,500	7,572

Texas 0.03%	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,075	2,983

Wisconsin 0.04%	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	4,545	4,318

	Total municipals		167,632

Bonds & notes of governments & government agencies outside the U.S. 1.03%
	Chile (Republic of) 4.00% 1/31/2052	580	449
	Colombia (Republic of) 7.50% 2/2/2034	2,530	2,539
	Dominican Republic 5.95% 1/25/2027[6]	8,100	8,044
	Dominican Republic 7.05% 2/3/2031[6]	680	700
	Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR10,830	10,445
	Greece (Hellenic Republic of) 0.75% 6/18/2031	9,600	8,605
	Greece (Hellenic Republic of) 4.25% 6/15/2033	23,825	26,763
	Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR43,391,000	2,639
	Indonesia (Republic of), Series 100, 6.625% 2/15/2034	11,783,000	698
	Indonesia (Republic of), Series 68, 8.375% 3/15/2034	53,026,000	3,538
	Paraguay (Republic of) 5.00% 4/15/2026	USD960	948
	Poland (Republic of) 5.75% 11/16/2032	555	576
	Poland (Republic of) 4.875% 10/4/2033	830	811
	Portuguese Republic 5.125% 10/15/2024	24,775	24,749
	Qatar (State of) 4.50% 4/23/2028[6]	5,100	5,045
	Qatar (State of) 5.103% 4/23/2048[6]	3,400	3,315
	United Mexican States 6.00% 5/7/2036	14,755	14,402

			114,266

167  American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Federal agency bonds & notes 0.10%
	Fannie Mae 2.125%4/24/2026	USD11,910	$11,365

	Total bonds, notes & other debt instruments (cost: $11,124,821,000)		10,815,455

Common stocks 0.00%		Shares

Energy 0.00%	FORESEA Holding SA, Class C, nonvoting shares[6,13]	555	14
	FORESEA Holding SA, Class B6,13	61	1

	Total common stocks (cost: $8,000)		15

Short-term securities 15.35%

Money market investments 15.35%

	Capital Group Central Cash Fund 5.37%[14,15]	17,102,873	1,710,287

	Total short-term securities (cost: $1,710,028,000)		1,710,287

	Total investment securities 112.46% (cost: $12,834,857,000)		12,525,757

	Other assets less liabilities (12.46)%		(1,388,068)

	Net assets 100.00%		$11,137,689

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
30 Day Federal Funds Futures	Long	2,388	9/3/2024	USD942,291	$(98)
30 Day Federal Funds Futures	Long	68	11/1/2024	26,875	(201)
30 Day Federal Funds Futures	Short	68	2/3/2025	(26,956)	224
3 Month SOFR Futures	Long	802	9/18/2024	189,778	(32)
3 Month SOFR Futures	Long	385	12/18/2024	91,293	(49)
3 Month SOFR Futures	Long	179	3/19/2025	42,577	34
3 Month SOFR Futures	Short	139	6/18/2025	(33,164)	(53)
3 Month SOFR Futures	Long	1,559	9/17/2025	372,932	1,117
3 Month SOFR Futures	Long	109	3/18/2026	26,168	8
3 Month SOFR Futures	Long	380	6/17/2026	91,328	290
3 Month SOFR Futures	Short	190	6/16/2027	(45,747)	(135)
2 Year U.S. Treasury Note Futures	Long	12,370	10/3/2024	2,526,186	5,231
5 Year U.S. Treasury Note Futures	Long	14,848	10/3/2024	1,582,472	8,566
10 Year French Government Bond Futures	Long	145	9/10/2024	19,119	(278)
10 Year Euro-Bund Futures	Short	18	9/10/2024	(2,537)	(23)
10 Year Ultra U.S. Treasury Note Futures	Long	2,399	9/30/2024	272,362	2,210
10 Year U.S. Treasury Note Futures	Short	1,032	9/30/2024	(113,504)	26
20 Year U.S. Treasury Bond Futures	Short	3,306	9/30/2024	(391,141)	(4,053)
30 Year Ultra U.S. Treasury Bond Futures	Long	4,077	9/30/2024	511,027	4,611

					$17,395

American Funds Insurance Series  168

The Bond Fund of America (continued)

Forward currency contracts

						Unrealized
Contract amount						appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2024 (000)

USD	56,655	EUR	52,030	JPMorgan Chase	7/10/2024	$902
EUR	5,400	USD	5,791	HSBC Bank	7/10/2024	(4)
EUR	12,366	USD	13,307	Morgan Stanley	7/10/2024	(57)
USD	2,593	JPY	402,470	UBS AG	7/11/2024	86
EUR	1,418	USD	1,532	BNP Paribas	7/22/2024	(11)
USD	46,933	EUR	43,691	Citibank	7/24/2024	83
USD	6,773	IDR	111,703,701	Standard Chartered Bank	7/25/2024	(53)

						$946

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

							Upfront	Unrealized
Receive		Pay			Notional	Value at	premium paid	appreciation (depreciation)
	Payment		Payment	Expiration	amount	6/30/2024	(received)	at 6/30/2024
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

4.9035%	Annual	SOFR	Annual	9/14/2025	USD42,065	$(21)	$–	$(21)
4.4555%	Annual	SOFR	Annual	12/6/2025	USD95,750	(499)	–	(499)
3.998%	Annual	SOFR	Annual	12/4/2028	USD40,040	(182)	–	(182)
9.79%	28-day	28-day MXN-TIIE	28-day	6/15/2029	MXN329,721	181	–	181
SOFR	Annual	4.017%	Annual	6/24/2029	USD14,500	27	–	27
SOFR	Annual	3.8275%	Annual	9/1/2033	USD9,600	77	–	77
SOFR	Annual	3.997%	Annual	9/14/2033	USD9,615	(48)	–	(48)
SOFR	Annual	3.6025%	Annual	1/8/2034	USD16,295	421	–	421
SOFR	Annual	3.5685%	Annual	1/9/2034	USD19,970	570	–	570
SOFR	Annual	3.871%	Annual	3/4/2034	USD28,120	133	–	133
9.635%	28-day	28-day MXN-TIIE	28-day	6/9/2034	MXN202,507	178	–	178
SOFR	Annual	3.8575%	Annual	6/24/2034	USD7,900	44	–	44
SOFR	Annual	3.2975%	Annual	3/8/2051	USD39,095	3,059	–	3,059
SOFR	Annual	3.486%	Annual	1/17/2054	USD1,835	74	–	74

						$4,014	$–	$4,014

Credit default swaps

Centrally cleared credit default swaps on credit indices – buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)

CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD85,725	$(5,377)	$(6,135)	$758
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	16,828	(346)	(384)	38

					$(5,723)	$(6,519)	$796

169  American Funds Insurance Series

The Bond Fund of America (continued)

Investments in affiliates[15]

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)

Short-term securities 15.35%
Money market investments 15.35%
Capital Group Central Cash Fund 5.37%[14]	$2,168,331	$1,373,840	$1,832,101	$(9)	$226	$1,710,287	$52,035

Restricted securities[12]

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,8]	12/6/2022	$1,006	$1,005	.01%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,8]	12/6/2022	150	150	.00 [16]

Total		$1,156	$1,155	.01%

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $73,386,000, which represented .66% of the net assets of the fund.
[4]	Amount less than one thousand.
[5]	Purchased on a TBA basis.
[6]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,520,823,000, which represented 13.65% of the net assets of the fund.

[7]	Step bond; coupon rate may change at a later date.
[8]	Value determined using significant unobservable inputs.
[9]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $1,155,000, which represented .01% of the net assets of the fund.

[13]	Security did not produce income during the last 12 months.
[14]	Rate represents the seven-day yield at 6/30/2024.
[15]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[16]	Amount less than .01%.

Key to abbreviation(s)

Assn. = Association	ICE = Intercontinental Exchange, Inc.
Auth. = Authority	IDR = Indonesian rupiah
CLO = Collateralized Loan Obligations	JPY = Japanese yen
CME = CME Group	LIBOR = London Interbank Offered Rate
CMO = Collateralized Mortgage Obligations	MXN = Mexican pesos
DAC = Designated Activity Company	Ref. = Refunding
EUR = Euros	Rev. = Revenue
EURIBOR = Euro Interbank Offered Rate	SOFR = Secured Overnight Financing Rate
Fin. = Finance	TBA = To be announced
Fncg. = Financing	TIIE = Equilibrium Interbank Interest Rate
G.O. = General Obligation	USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series  170

Capital World Bond Fund

Investment portfolio June 30, 2024	unaudited

Bonds, notes & other debt instruments 92.67%		Principal amount (000)	Value (000)

Euros 17.59%	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[1]	EUR2,800	$2,598
	Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[1]	680	724
	Altria Group, Inc. 3.125% 6/15/2031	800	798
	American Honda Finance Corp. 1.95% 10/18/2024	560	596
	American Tower Corp. 0.45% 1/15/2027	2,525	2,498
	American Tower Corp. 0.875% 5/21/2029	1,470	1,370
	Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	2,000	2,017
	AT&T, Inc. 1.60% 5/19/2028	2,350	2,347
	AT&T, Inc. 4.30% 11/18/2034	260	288
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]	900	1,001
	Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028)[1]	700	791
	Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	5,352
	Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[1]	2,800	2,960
	Baxter International, Inc. 1.30% 5/15/2029	2,000	1,927
	Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	1,530	1,634
	Belgium (Kingdom of), Series 100, 2.85% 10/22/2034	880	919
	Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	887
	BPCE SA 1.00% 4/1/2025	2,900	3,043
	BPCE SA 4.50% 1/13/2033	1,400	1,552
	British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]	4,980	5,036
	CaixaBank, SA 2.25% 4/17/2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	3,800	3,985
	Celanese US Holdings, LLC 4.777% 7/19/2026	235	255
	Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030)[1]	1,900	2,076
	Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[1]	4,000	3,770
	Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	276
	Dow Chemical Co. (The) 0.50% 3/15/2027	1,110	1,095
	Egypt (Arab Republic of) 5.625% 4/16/2030	300	258
	Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	1,400	1,355
	Electricité de France SA 7.50% perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028)[1]	1,200	1,376
	Equinor ASA 1.375% 5/22/2032	3,650	3,371
	Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027)[1]	2,870	3,508
	Eurobank Ergasias Services and Holdings SA 6.25% 4/25/2034 (5-year EUR Mid-Swap + 3.707% on 4/25/2029)[1]	950	1,039
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[1]	255	274
	European Investment Bank 0.25% 1/20/2032	4,900	4,307
	European Investment Bank 1.50% 6/15/2032	1,000	963
	European Investment Bank 2.875% 1/12/2033	4,500	4,771
	European Union 0.25% 10/22/2026	610	614
	European Union 2.875% 12/6/2027	560	597
	European Union 3.125% 12/4/2030	190	205
	European Union 0% 7/4/2031	705	615
	European Union 0% 7/4/2035	220	168
	European Union 0.20% 6/4/2036	1,500	1,140
	European Union 3.375% 10/4/2039	1,700	1,812
	European Union 0.70% 7/6/2051	3,000	1,716
	European Union 3.375% 10/5/2054	540	559
	Finland (Republic of) 3.00% 9/15/2033	2,370	2,531
	French Republic O.A.T. 0.75% 2/25/2028	980	968
	French Republic O.A.T. 0% 11/25/2030	19,550	17,277
	French Republic O.A.T. 0% 5/25/2032	2,120	1,781
	French Republic O.A.T. 2.00% 11/25/2032	3,170	3,107

171  American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Euros (continued)	French Republic O.A.T. 3.00% 5/25/2033	EUR1,920	$2,024
	French Republic O.A.T. 3.00% 11/25/2034	3,900	4,068
	French Republic O.A.T. 0.50% 5/25/2040	600	409
	French Republic O.A.T. 0.75% 5/25/2052	2,850	1,528
	Germany (Federal Republic of) 0% 10/9/2026	2,305	2,324
	Germany (Federal Republic of) 0% 11/15/2027	1,400	1,378
	Germany (Federal Republic of) 2.10% 4/12/2029	1,545	1,628
	Germany (Federal Republic of) 0% 2/15/2030	7,050	6,609
	Germany (Federal Republic of) 0% 8/15/2030	6,285	5,831
	Germany (Federal Republic of) 0% 8/15/2031	12,600	11,421
	Germany (Federal Republic of) 1.70% 8/15/2032	1,886	1,915
	Germany (Federal Republic of) 2.20% 2/15/2034	780	816
	Germany (Federal Republic of) 1.00% 5/15/2038	130	113
	Germany (Federal Republic of) 0% 8/15/2050	1,200	651
	Goldman Sachs Group, Inc. 3.375% 3/27/2025[2]	5,000	5,340
	Greece (Hellenic Republic of) 3.875% 6/15/2028	7,155	7,859
	Greece (Hellenic Republic of) 1.50% 6/18/2030	690	665
	Greece (Hellenic Republic of) 0.75% 6/18/2031	700	627
	Greece (Hellenic Republic of) 1.75% 6/18/2032	1,915	1,806
	Greece (Hellenic Republic of) 3.90% 1/30/2033	3,200	3,500
	ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[1]	1,200	1,405
	Ireland (Republic of) 2.60% 10/18/2034	4,850	5,038
	Ireland (Republic of) 3.00% 10/18/2043	2,010	2,093
	Italy (Republic of) 1.85% 7/1/2025	17,700	18,650
	Italy (Republic of) 1.35% 4/1/2030	7	7
	Italy (Republic of) 4.20% 3/1/2034	11,900	12,950
	Italy (Republic of) 1.80% 3/1/2041	6,060	4,547
	KfW 0.125% 6/30/2025	590	612
	Lithuania (Republic of) 3.50% 7/3/2031	1,060	1,127
	Lithuania (Republic of) 3.50% 2/13/2034	1,620	1,716
	Magyar Export-Import Bank 6.00% 5/16/2029	1,430	1,613
	Metropolitan Life Global Funding I 0.55% 6/16/2027[2]	2,000	1,974
	Morgan Stanley 2.103% 5/8/2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]	580	612
	Morocco (Kingdom of) 1.50% 11/27/2031	1,920	1,668
	National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029)[1]	1,100	1,300
	NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]	2,725	2,538
	NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027)[1]	185	179
	PepsiCo, Inc. 0.75% 10/14/2033	2,000	1,705
	Philippines (Republic of) 0.25% 4/28/2025	875	907
	Portuguese Republic 0.475% 10/18/2030	1,610	1,490
	Portuguese Republic 2.875% 10/20/2034	2,560	2,657
	Portuguese Republic 3.50% 6/18/2038	3,140	3,367
	Quebec (Province of) 0.25% 5/5/2031	920	811
	Quebec (Province of) 0.50% 1/25/2032	1,155	1,016
	Romania 2.125% 3/7/2028	1,440	1,426
	Romania 3.75% 2/7/2034	530	488
	Shell International Finance BV 1.50% 4/7/2028	2,000	2,003
	Slovak Republic 3.75% 3/6/2034	640	687
	Spain (Kingdom of) 0% 1/31/2028	900	866
	Spain (Kingdom of) 1.45% 4/30/2029	1,890	1,884
	Spain (Kingdom of) 1.25% 10/31/2030	1,295	1,241
	Spain (Kingdom of) 0.50% 10/31/2031	1,247	1,107
	Spain (Kingdom of) 3.15% 4/30/2033	3,647	3,867
	Spain (Kingdom of) 3.55% 10/31/2033	6,240	6,797
	Spain (Kingdom of) 3.25% 4/30/2034	2,630	2,789
	Spain (Kingdom of) 3.45% 10/31/2034	740	795
	Spain (Kingdom of) 1.90% 10/31/2052	1,010	710

American Funds Insurance Series  172

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Euros (continued)	State Grid Overseas Investment (2016), Ltd. 1.375% 5/2/2025	EUR441	$463
	State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	200
	Stryker Corp. 0.25% 12/3/2024	480	506
	Stryker Corp. 0.75% 3/1/2029	980	928
	Stryker Corp. 1.00% 12/3/2031	450	402
	TenneT Holding BV 5.25% junior subordinated perpetual bonds (5-year EUR-ICE Swap EURIBOR + 1.947% on 6/21/2029)[1]	390	416
	T-Mobile USA, Inc. 3.70% 5/8/2032	410	440
	Toyota Motor Credit Corp. 0.125% 11/5/2027	1,850	1,782
	Ukraine 4.375% 1/27/2032[3]	2,105	599
	Verizon Communications, Inc. 3.50% 6/28/2032	1,620	1,719

			266,716

Japanese yen 5.11%	Indonesia (Republic of) 0.57% 5/27/2026	JPY100,000	617
	Indonesia (Republic of), Series 31, 0.99% 5/27/2027	300,000	1,863
	Indonesia (Republic of), Series 32, 1.33% 5/25/2029	300,000	1,856
	Japan, Series 19, 0.10% 9/10/2024[4]	480,589	3,005
	Japan, Series 346, 0.10% 3/20/2027	94,550	583
	Japan, Series 356, 0.10% 9/20/2029	2,220,800	13,460
	Japan, Series 116, 2.20% 3/20/2030	576,100	3,897
	Japan, Series 362, 0.10% 3/20/2031	737,200	4,398
	Japan, Series 374, 0.80% 3/20/2034	68,200	414
	Japan, Series 152, 1.20% 3/20/2035	608,450	3,799
	Japan, Series 21, 2.30% 12/20/2035	720,000	4,986
	Japan, Series 162, 0.60% 9/20/2037	1,966,150	11,068
	Japan, Series 179, 0.50% 12/20/2041	196,950	1,003
	Japan, Series 182, 1.10% 9/20/2042	619,850	3,463
	Japan, Series 186, 1.50% 9/20/2043	1,715,050	10,123
	Japan, Series 188, 1.60% 3/20/2044	69,000	412
	Japan, Series 37, 0.60% 6/20/2050	694,500	3,045
	Japan, Series 73, 0.70% 12/20/2051	1,568,700	6,900
	Japan, Series 74, 1.00% 3/20/2052	246,100	1,173
	Japan, Series 79, 1.20% 6/20/2053	274,400	1,363

			77,428

British pounds 4.21%	American Honda Finance Corp. 0.75% 11/25/2026	GBP1,420	1,633
	Asian Development Bank 1.125% 6/10/2025	740	903
	KfW 1.125% 7/4/2025	1,165	1,418
	Lloyds Bank PLC 7.625% 4/22/2025	655	841
	Quebec (Province of) 2.25% 9/15/2026	1,870	2,239
	United Kingdom 0.125% 1/30/2026	425	504
	United Kingdom 4.25% 12/7/2027	5,910	7,502
	United Kingdom 1.625% 10/22/2028	3,690	4,231
	United Kingdom 4.75% 12/7/2030	6,920	9,111
	United Kingdom 0.25% 7/31/2031	12,845	12,494
	United Kingdom 1.00% 1/31/2032	7,120	7,215
	United Kingdom 4.25% 6/7/2032	1,310	1,678
	United Kingdom 3.25% 1/31/2033	1,090	1,292
	United Kingdom 0.625% 7/31/2035	210	181
	United Kingdom 0.875% 1/31/2046	4,917	3,067
	United Kingdom 3.75% 10/22/2053	1,870	2,023
	United Kingdom 4.375% 7/31/2054	6,285	7,577

			63,909

Chinese yuan renminbi 3.46%	China (People’s Republic of), Series INBK, 2.75% 2/17/2032	CNY39,260	5,618
	China (People’s Republic of), Series INBK, 2.88% 2/25/2033	36,940	5,344
	China (People’s Republic of), Series 1910, 3.86% 7/22/2049	79,090	13,710
	China (People’s Republic of), Series INBK, 3.81% 9/14/2050	66,960	11,528
	China (People’s Republic of), Series INBK, 3.53% 10/18/2051	35,700	5,914

173  American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Chinese yuan renminbi (continued)	China (People’s Republic of), Series INBK, 3.12% 10/25/2052	CNY42,610	$6,603
	China (People’s Republic of), Series INBK, 3.00% 10/15/2053	5,150	792
	China Development Bank Corp., Series 1814, 4.15% 10/26/2025	20,900	2,965

			52,474

Mexican pesos 2.76%	América Móvil, SAB de CV 10.125% 1/22/2029	MXN32,700	1,740
	América Móvil, SAB de CV 9.50% 1/27/2031	115,680	5,912
	Petroleos Mexicanos 7.19% 9/12/2024	66,160	3,575
	United Mexican States, Series M, 7.50% 6/3/2027	251,720	12,808
	United Mexican States, Series M, 7.75% 5/29/2031	1,383	67
	United Mexican States, Series M, 7.75% 11/23/2034	124,285	5,851
	United Mexican States, Series M30, 8.50% 11/18/2038	21,100	1,023
	United Mexican States, Series M, 8.00% 11/7/2047	7,830	350
	United Mexican States, Series M, 8.00% 7/31/2053	198,770	8,779
	United Mexican States, Series S, 4.00% 10/29/2054[4]	39,374	1,803

			41,908

Brazilian reais 2.56%	Brazil (Federative Republic of) 6.00% 8/15/2024[4]	BRL14,479	2,582
	Brazil (Federative Republic of) 0% 1/1/2025	16,000	2,719
	Brazil (Federative Republic of) 10.00% 1/1/2025	1,700	303
	Brazil (Federative Republic of) 0% 4/1/2025	118,426	19,567
	Brazil (Federative Republic of) 10.00% 1/1/2029	33,688	5,609
	Brazil (Federative Republic of) 10.00% 1/1/2031	14,573	2,356
	Brazil (Federative Republic of) 6.00% 8/15/2040[4]	2,019	348
	Brazil (Federative Republic of) 6.00% 8/15/2050[4]	24,150	4,073
	Brazil (Federative Republic of) 6.00% 8/15/2060[4]	7,523	1,264

			38,821

Canadian dollars 2.08%	Canada 3.50% 3/1/2028	CAD25,228	18,382
	Canada 3.25% 12/1/2033	15,230	10,904
	Canada 2.75% 12/1/2048	3,500	2,274

			31,560

South Korean won 1.93%	South Korea (Republic of), Series 2503, 1.50% 3/10/2025	KRW5,183,670	3,720
	South Korea (Republic of), Series 2709, 3.125% 9/10/2027	4,513,500	3,272
	South Korea (Republic of), Series 2712, 2.375% 12/10/2027	5,158,930	3,648
	South Korea (Republic of), Series 2803, 3.25% 3/10/2028	3,998,100	2,910
	South Korea (Republic of), Series 3106, 2.00% 6/10/2031	2,131,440	1,430
	South Korea (Republic of), Series 3212, 4.25% 12/10/2032	18,379,880	14,329

			29,309

Australian dollars 1.66%	Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD3,640	2,038
	Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	5,789	3,081
	Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	4,415	2,814
	New South Wales Treasury Corp. 4.75% 2/20/2035	12,509	8,104
	New South Wales Treasury Corp. 4.25% 2/20/2036	14,861	9,078

			25,115

Indonesian rupiah 1.39%	Indonesia (Republic of), Series 84, 7.25% 2/15/2026	IDR22,733,000	1,399
	Indonesia (Republic of), Series 64, 6.125% 5/15/2028	20,866,000	1,247
	Indonesia (Republic of), Series 95, 6.375% 8/15/2028	92,831,000	5,582
	Indonesia (Republic of), Series 71, 9.00% 3/15/2029	26,010,000	1,718
	Indonesia (Republic of), Series 82, 7.00% 9/15/2030	2,930,000	179

American Funds Insurance Series  174

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Indonesian rupiah (continued)	Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR139,882,000	$8,507
	Indonesia (Republic of), Series 100, 6.625% 2/15/2034	10,687,000	634
	Indonesia (Republic of), Series 68, 8.375% 3/15/2034	27,353,000	1,825

			21,091

Norwegian kroner 0.65%	Norway (Kingdom of) 1.75% 9/6/2029	NOK25,820	2,207
	Norway (Kingdom of) 2.125% 5/18/2032	6,615	557
	Norway (Kingdom of) 3.625% 4/13/2034	75,900	7,125

			9,889

Indian rupees 0.53%	Asian Development Bank 6.20% 10/6/2026	INR15,700	186
	Asian Development Bank 6.72% 2/8/2028	144,700	1,732
	European Bank for Reconstruction and Development 5.00% 1/15/2026	57,600	674
	European Bank for Reconstruction and Development 5.25% 1/12/2027	81,400	932
	European Bank for Reconstruction and Development 6.30% 10/26/2027	34,000	400
	Inter-American Development Bank 7.00% 1/25/2029	220,000	2,627
	International Bank for Reconstruction and Development 6.75% 9/8/2027	126,400	1,503

			8,054

Israeli shekels 0.48%	Israel (State of) 1.30% 4/30/2032	ILS24,480	5,014
	Israel (State of) 4.00% 3/30/2035	9,030	2,207

			7,221

New Zealand dollars 0.41%	New Zealand 4.50% 5/15/2030	NZD10,208	6,207

Danish kroner 0.40%	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[5]	DKK51,044	5,835
	Realkredit Danmark AS 1.00% 10/1/2053[5]	2,587	281

			6,116

Polish zloty 0.23%	Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,068
	Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,280	2,362

			3,430

Turkish lira 0.23%	Turkey (Republic of) 12.60% 10/1/2025	TRY135,945	3,141
	Turkey (Republic of) 17.80% 7/13/2033	12,175	270

			3,411

Chilean pesos 0.17%	Chile (Republic of) 1.50% 3/1/2026[4]	CLP864,239	908
	Chile (Republic of) 5.00% 10/1/2028	955,000	979
	Chile (Republic of) 6.00% 4/1/2033	675,000	713

			2,600

Malaysian ringgits 0.14%	Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	MYR10,588	2,166

South African rand 0.14%	South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR8,400	424
	South Africa (Republic of), Series R-214, 6.50% 2/28/2041	49,100	1,650

			2,074

175  American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Colombian pesos 0.07%	Colombia (Republic of), Series B, 7.25% 10/26/2050	COP7,150,600	$1,121

Romanian leu 0.07%	Romania 4.75% 2/24/2025	RON5,000	1,067

Ukrainian hryvnia 0.00%	Ukraine 19.50% 1/15/2025	UAH285	6

U.S. dollars 46.40%	3R Lux SARL 9.75% 2/5/2031[6]	USD1,800	1,890
	3R Lux SARL 9.75% 2/5/2031	1,380	1,449
	7-Eleven, Inc. 0.95% 2/10/2026[6]	520	484
	7-Eleven, Inc. 1.30% 2/10/2028[6]	2,180	1,900
	AAR Escrow Issuer, LLC 6.75% 3/15/2029[6]	27	28
	AbbVie, Inc. 5.05% 3/15/2034	2,790	2,783
	AbbVie, Inc. 5.35% 3/15/2044	75	74
	AbbVie, Inc. 5.40% 3/15/2054	1,265	1,252
	AbbVie, Inc. 5.50% 3/15/2064	150	148
	Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	775	696
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[5,6]	763	767
	Advance Auto Parts, Inc. 5.95% 3/9/2028	45	45
	AerCap Ireland Capital DAC 2.45% 10/29/2026	2,102	1,962
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[6]	660	487
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[5,6]	162	162
	AG Issuer, LLC 6.25% 3/1/2028[6]	165	162
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[6]	88	91
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,6]	1,147	1,185
	AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[1,6]	1,560	1,550
	Albertsons Companies, Inc. 3.50% 3/15/2029[6]	140	126
	Alcoa Nederland Holding BV 4.125% 3/31/2029[6]	75	70
	Alfa Desarrollo SpA 4.55% 9/27/2051	476	358
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[6]	50	51
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[6]	290	286
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[6]	120	112
	Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[6]	70	71
	Allied Universal Holdco, LLC 9.75% 7/15/2027[6]	155	154
	Allied Universal Holdco, LLC 6.00% 6/1/2029[6]	300	263
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[6]	200	207
	Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,700
	Amer Sports Co. 6.75% 2/16/2031[6]	35	35
	American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[5,6]	141	141
	American Electric Power Co., Inc. 1.00% 11/1/2025	250	235
	American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[1]	1,030	1,042
	Amgen, Inc. 2.20% 2/21/2027	445	413
	Amgen, Inc. 5.25% 3/2/2030	981	989
	Amgen, Inc. 5.25% 3/2/2033	2,687	2,681
	Amgen, Inc. 5.65% 3/2/2053	1,284	1,265
	AmWINS Group, Inc. 6.375% 2/15/2029[6]	75	75
	AmWINS Group, Inc. 4.875% 6/30/2029[6]	135	126
	Angola (Republic of) 9.50% 11/12/2025	4,225	4,296
	Angola (Republic of) 8.25% 5/9/2028	1,115	1,050
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[6]	110	68
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[6]	115	69
	AP Core Holdings II, LLC, Term Loan B, (3-month USD CME Term SOFR + 5.50%) 10.958% 9/1/2027[7,8]	95	83
	Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.75%) 8.208% 9/22/2028[7,8]	146	146
	Aretec Group, Inc. 7.50% 4/1/2029[6]	245	236

American Funds Insurance Series  176

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. dollars (continued)	Aretec Group, Inc. 10.00% 8/15/2030[6]	USD50	$54
	Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[1]	1,991	1,126
	Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[1]	3,025	1,274
	Aris Mining Corp. 6.875% 8/9/2026	600	565
	Artera Services, LLC 8.50% 2/15/2031[6]	45	46
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[6]	55	50
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[6]	160	164
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[6]	55	54
	AssuredPartners, Inc. 5.625% 1/15/2029[6]	365	342
	AT&T, Inc. 3.50% 9/15/2053	2,070	1,406
	ATI, Inc. 7.25% 8/15/2030	60	62
	Atkore, Inc. 4.25% 6/1/2031[6]	25	22
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[5,6]	1,817	1,809
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,6]	996	1,011
	B&G Foods, Inc. 5.25% 4/1/2025	23	23
	B&G Foods, Inc. 5.25% 9/15/2027	210	195
	B&G Foods, Inc. 8.00% 9/15/2028[6]	25	25
	Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[6]	20	20
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[5,8]	219	231
	Bank of America Corp. 2.456% 10/22/2025 (3-month USD CME Term SOFR + 1.132% on 10/22/2024)[1]	847	838
	Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[1]	6,260	6,144
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	4,040	3,309
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[1]	1,535	1,534
	Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025)[1]	640	627
	BAT Capital Corp. 2.789% 9/6/2024	1,150	1,143
	BAT Capital Corp. 3.215% 9/6/2026	955	912
	BAT Capital Corp. 3.462% 9/6/2029	1,150	1,048
	Bath & Body Works, Inc. 6.625% 10/1/2030[6]	120	120
	Bath & Body Works, Inc. 6.875% 11/1/2035	75	76
	Bausch Health Americas, Inc. 9.25% 4/1/2026[6]	80	73
	Bausch Health Companies, Inc. 5.50% 11/1/2025[6]	75	70
	Bausch Health Companies, Inc. 5.25% 2/15/2031[6]	114	53
	Baytex Energy Corp. 7.375% 3/15/2032[6]	85	86
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1]	2,520	2,599
	Beasley Mezzanine Holdings, LLC 8.625% 2/1/2026[6]	30	18
	Becton, Dickinson and Co. 4.298% 8/22/2032	320	300
	Berkshire Hathaway Energy Co. 4.60% 5/1/2053	117	97
	Bidvest Group (UK) PLC 3.625% 9/23/2026	500	467
	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[6]	400	379
	Block, Inc. 6.50% 5/15/2032[6]	240	244
	BMW US Capital, LLC 3.90% 4/9/2025[6]	900	889
	BMW US Capital, LLC 4.15% 4/9/2030[6]	900	863
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,6]	700	611
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,6]	1,275	1,069
	Boeing Co. 6.259% 5/1/2027[6]	45	45
	Boeing Co. 5.15% 5/1/2030	2,451	2,354
	Boeing Co. 3.625% 2/1/2031	718	629
	Boeing Co. 6.388% 5/1/2031[6]	723	736
	Boeing Co. 6.528% 5/1/2034[6]	457	468
	Boeing Co. 6.858% 5/1/2054[6]	576	592
	Bombardier, Inc. 7.125% 6/15/2026[6]	16	16
	Boost Newco Borrower, LLC 7.50% 1/15/2031[6]	25	26
	Borr IHC, Ltd. 10.00% 11/15/2028[6]	2,909	3,049
	Borr IHC, Ltd. 10.375% 11/15/2030[6]	942	987
	Boxer Parent Co., Inc. 9.125% 3/1/2026[6]	160	161

177  American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. dollars (continued)	Boyd Gaming Corp. 4.75% 6/15/2031[6]	USD45	$41
	Boyne USA, Inc. 4.75% 5/15/2029[6]	107	100
	BPCE SA 5.15% 7/21/2024[6]	1,800	1,798
	Braskem Idesa SAPI 7.45% 11/15/2029	4,620	3,765
	Braskem Netherlands Finance BV 4.50% 1/31/2030	1,756	1,486
	Braskem Netherlands Finance BV 8.50% 1/12/2031	4,939	5,049
	Braskem Netherlands Finance BV 8.50% 1/12/2031[6]	525	537
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	1,925	1,922
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	2,200	2,171
	British Columbia (Province of) 4.20% 7/6/2033	1,240	1,189
	Broadcom, Inc. 4.00% 4/15/2029[6]	250	238
	Broadcom, Inc. 3.419% 4/15/2033[6]	698	602
	Broadcom, Inc. 3.469% 4/15/2034[6]	48	41
	Broadcom, Inc. 3.137% 11/15/2035[6]	185	148
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[6]	95	93
	Brookfield Property REIT, Inc. 4.50% 4/1/2027[6]	50	47
	Buffalo Energy Mexico Holdings 7.875% 2/15/2039[6]	1,341	1,395
	Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	232	233
	BWX Technologies, Inc. 4.125% 4/15/2029[6]	175	162
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[5,6,8]	1,310	1,295
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[5,6,8]	989	977
	Caesars Entertainment, Inc. 4.625% 10/15/2029[6]	15	14
	Caesars Entertainment, Inc. 7.00% 2/15/2030[6]	64	65
	Caesars Entertainment, Inc. 6.50% 2/15/2032[6]	45	45
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,6]	2,150	2,185
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,6]	200	211
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,6]	200	201
	California Resources Corp. 7.125% 2/1/2026[6]	100	100
	Canadian Pacific Railway Co. 3.10% 12/2/2051	1,378	916
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[6]	90	81
	Carnival Corp. 6.00% 5/1/2029[6]	100	99
	Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[6]	70	69
	CCO Holdings, LLC 5.125% 5/1/2027[6]	125	120
	CCO Holdings, LLC 4.75% 3/1/2030[6]	135	117
	CCO Holdings, LLC 4.50% 8/15/2030[6]	240	203
	CCO Holdings, LLC 4.25% 2/1/2031[6]	155	127
	CCO Holdings, LLC 4.50% 6/1/2033[6]	147	116
	CCO Holdings, LLC 4.25% 1/15/2034[6]	55	42
	Centene Corp. 2.45% 7/15/2028	40	36
	Centene Corp. 4.625% 12/15/2029	35	33
	Centene Corp. 2.50% 3/1/2031	65	53
	Central Garden & Pet Co. 4.125% 10/15/2030	74	66
	Central Garden & Pet Co. 4.125% 4/30/2031[6]	110	97
	CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[5,6]	925	929
	Charter Communications Operating, LLC 3.75% 2/15/2028	2,650	2,464
	Charter Communications Operating, LLC 5.25% 4/1/2053	1,900	1,492
	Cheniere Energy Partners, LP 3.25% 1/31/2032	26	22
	Chesapeake Energy Corp. 5.875% 2/1/2029[6]	115	114
	Chesapeake Energy Corp. 6.75% 4/15/2029[6]	30	30
	Chesapeake Energy Corp. 4.875% 4/15/2032[3]	915	19
	China Oil and Gas Group, Ltd. 4.70% 6/30/2026	5,585	5,138
	Chubb INA Holdings, LLC 3.35% 5/3/2026	195	189
	Chubb INA Holdings, LLC 4.35% 11/3/2045	425	367
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.572% 7/10/2028[5,6,8]	805	819
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[5,6,8]	1,240	1,243
	Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[1]	2,250	2,228
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[1]	1,380	1,376

American Funds Insurance Series  178

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. dollars (continued)	Civitas Resources, Inc. 8.75% 7/1/2031[6]	USD90	$97
	Clarios Global, LP 6.25% 5/15/2026[6]	44	44
	Clarios Global, LP 8.50% 5/15/2027[6]	90	91
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[6]	45	42
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[6]	5	5
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[6]	100	89
	Cloud Software Group, Inc. 6.50% 3/31/2029[6]	235	226
	Cloud Software Group, Inc. 9.00% 9/30/2029[6]	175	170
	Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 9.335% 3/30/2029[7,8]	342	342
	CMS Energy Corp. 3.00% 5/15/2026	1,200	1,148
	CNX Resources Corp. 7.25% 3/1/2032[6]	110	112
	Coinbase Global, Inc. 3.375% 10/1/2028[6]	55	47
	Coinbase Global, Inc. 3.625% 10/1/2031[6]	85	68
	Colombia (Republic of) 3.875% 4/25/2027	350	330
	Colombia (Republic of) 8.00% 11/14/2035	445	459
	Comcast Corp. 4.80% 5/15/2033	4,100	3,993
	CommScope Technologies, LLC 6.00% 6/15/2025[6]	160	131
	CommScope, Inc. 6.00% 3/1/2026[6]	53	47
	CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.708% 4/6/2026[7,8]	25	22
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[6]	212	201
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[6]	65	59
	Comstock Resources, Inc. 6.75% 3/1/2029[6]	95	92
	Comstock Resources, Inc. 5.875% 1/15/2030[6]	65	61
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.635% 5/25/2043[5,6,8]	1,514	1,557
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.885% 5/25/2043[5,6,8]	804	866
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.235% 6/25/2043[5,6,8]	920	932
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 8.435% 6/25/2043[5,6,8]	305	323
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.035% 7/25/2043[5,6,8]	686	693
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.135% 1/25/2044[5,6,8]	206	209
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.985% 5/25/2044[5,6,8]	1,148	1,154
	Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[9]	1,127	927
	Constellium SE 3.75% 4/15/2029[6]	125	114
	Consumers Energy Co. 3.60% 8/15/2032	1,600	1,439
	COPT Defense Properties, LP 2.75% 4/15/2031	1,212	1,003
	Corebridge Financial, Inc. 3.90% 4/5/2032	748	670
	CoreLogic, Inc. 4.50% 5/1/2028[6]	339	308
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.958% 6/4/2029[7,8]	65	64
	Coty, Inc. 5.00% 4/15/2026[6]	95	94
	Coty, Inc. 4.75% 1/15/2029[6]	65	62
	Coty, Inc. 6.625% 7/15/2030[6]	95	96
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[6]	65	67
	CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[5,6]	278	278
	Crédit Agricole SA 4.375% 3/17/2025[6]	1,100	1,087
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[1,6]	2,675	2,575
	Crescent Energy Finance, LLC 9.25% 2/15/2028[6]	178	188
	Crescent Energy Finance, LLC 7.625% 4/1/2032[6]	110	112
	Crown Castle, Inc. 2.50% 7/15/2031	767	634
	CSX Corp. 3.80% 4/15/2050	75	57
	CVR Partners, LP 6.125% 6/15/2028[6]	65	63
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	725	694
	Darling Ingredients, Inc. 6.00% 6/15/2030[6]	10	10
	Deluxe Corp. 8.00% 6/1/2029[6]	20	19

179  American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. dollars (continued)	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	USD850	$807
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	1,160	1,071
	Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,155
	Diamond Sports Group, LLC 6.625% 8/15/2027[3,6]	310	6
	Diamond Sports Group, LLC, Term Loan, 5.00% 12/2/2024[7,9]	17	25
	Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.826% 8/11/2028[6,7,8]	349	362
	DIRECTV Financing, LLC 5.875% 8/15/2027[6]	50	47
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.458% 8/2/2027[7,8]	41	41
	DISH DBS Corp. 5.25% 12/1/2026[6]	15	12
	DISH Network Corp. 11.75% 11/15/2027[6]	260	255
	Dominican Republic 5.50% 1/27/2025[6]	1,375	1,375
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[6]	47	44
	Ecopetrol SA 8.625% 1/19/2029	2,460	2,591
	Ecopetrol SA 6.875% 4/29/2030	1,445	1,389
	Ecopetrol SA 8.875% 1/13/2033	1,581	1,634
	Ecopetrol SA 8.375% 1/19/2036	1,039	1,021
	Edison International 4.125% 3/15/2028	2,390	2,284
	Edison International 5.25% 11/15/2028	1,522	1,509
	Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	100	95
	Egypt (Arab Republic of) 6.588% 2/21/2028	1,550	1,404
	Electricité de France SA 5.65% 4/22/2029[6]	800	807
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,6]	300	327
	Element Solutions, Inc. 3.875% 9/1/2028[6]	105	97
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[6]	30	31
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[6]	190	196
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.826% 4/23/2031[7,8]	85	85
	Enel Finance International NV 1.375% 7/12/2026[6]	1,248	1,156
	Enel Finance International NV 1.875% 7/12/2028[6]	1,227	1,081
	Enfragen Energia Sur SA 5.375% 12/30/2030	3,329	2,781
	Entergy Corp. 0.90% 9/15/2025	750	710
	Entergy Louisiana, LLC 4.75% 9/15/2052	1,275	1,102
	Enviri Corp. 5.75% 7/31/2027[6]	145	138
	EQM Midstream Partners, LP 6.50% 7/1/2027[6]	125	126
	EQM Midstream Partners, LP 6.375% 4/1/2029[6]	20	20
	EQM Midstream Partners, LP 7.50% 6/1/2030[6]	45	48
	EQM Midstream Partners, LP 6.50% 7/15/2048	40	40
	Equinix, Inc. 1.80% 7/15/2027	1,145	1,035
	Equinix, Inc. 2.15% 7/15/2030	3,216	2,698
	EquipmentShare.com, Inc. 9.00% 5/15/2028[6]	90	93
	EquipmentShare.com, Inc. 8.625% 5/15/2032[6]	15	16
	ESAB Corp. 6.25% 4/15/2029[6]	75	76
	Eskom Holdings SOC, Ltd. 7.125% 2/11/2025	5,330	5,314
	Exeter Automobile Receivables Trust, Series 2023-5, Class B, 6.58% 4/17/2028[5]	78	79
	Export-Import Bank of Thailand 5.354% 5/16/2029	1,420	1,427
	Fair Isaac Corp. 4.00% 6/15/2028[6]	15	14
	Fannie Mae Pool #CB0046 3.00% 4/1/2051[5]	1,735	1,485
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[5]	1,497	1,174
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[5]	4,281	4,043
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[5]	105	104
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[5]	225	222
	Fannie Mae Pool #BY0943 4.00% 4/1/2053[5]	29	26
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[5]	997	913
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[5]	18	18
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[5]	64	64
	Fannie Mae Pool #CB6626 4.00% 7/1/2053[5]	29	26

American Funds Insurance Series  180

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. dollars (continued)	Fannie Mae Pool #MA5072 5.50% 7/1/2053[5]	USD241	$238
	Fannie Mae Pool #BX4568 4.00% 8/1/2053[5]	534	489
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[5]	964	882
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[5]	938	926
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[5]	2,208	2,215
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[5]	36	33
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[5]	2,604	2,613
	Fannie Mae Pool #MA5274 7.00% 2/1/2054[5]	9,172	9,437
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[5]	1,777	1,759
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[5]	1,720	1,736
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[5]	705	710
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[5]	1,095	1,083
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[5]	935	942
	Fertitta Entertainment, LLC 6.75% 1/15/2030[6]	25	22
	Fiesta Purchaser, Inc. 7.875% 3/1/2031[6]	150	155
	Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 9.344% 2/12/2031[7,8]	15	15
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[2,7,8]	96	97
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[2,7,8]	1	1
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[6]	1,880	1,839
	First Quantum Minerals, Ltd. 8.625% 6/1/2031[6]	325	325
	First Student Bidco, Inc. 4.00% 7/31/2029[6]	45	41
	FirstEnergy Corp., Series B, 4.15% 7/15/2027	1,763	1,693
	Ford Motor Co. 6.10% 8/19/2032	30	30
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	300	293
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	200	188
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	209
	Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	181
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	112
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[6]	255	258
	Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[5]	3,975	3,711
	Freddie Mac Pool #RB5111 2.00% 5/1/2041[5]	2,277	1,924
	Freddie Mac Pool #QE6084 5.00% 7/1/2052[5]	989	959
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[5]	3,572	3,458
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[5]	287	283
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[5]	23	23
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[5]	762	752
	Freddie Mac Pool #RA9795 4.00% 9/1/2053[5]	35	32
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[5]	2,752	2,716
	Freddie Mac Pool #SD8379 4.00% 10/1/2053[5]	987	903
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[5]	31,680	30,634
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[5]	12,119	11,959
	Freddie Mac Pool #QI1357 4.00% 3/1/2054[5]	941	862
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[5]	1,021	1,008
	Freddie Mac Pool #SD8420 5.50% 4/1/2054[5]	1,159	1,144
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[5]	747	684
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[5]	282	273
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[5]	15,420	15,256
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[5]	860	851
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[5]	3,620	3,643
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[5]	2,050	2,066
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[5]	1,080	1,088
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[5]	532	526
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[5]	373	376
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 8.235% 4/25/2042[5,6,8]	441	459
	FXI Holdings, Inc. 12.25% 11/15/2026[6]	497	494
	Gartner, Inc. 3.75% 10/1/2030[6]	70	63
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,5,6]	1,662	1,665

181  American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. dollars (continued)	Genesis Energy, LP 8.00% 1/15/2027	USD125	$128
	Genesis Energy, LP 8.25% 1/15/2029	25	26
	Genesis Energy, LP 8.875% 4/15/2030	38	40
	Genesis Energy, LP 7.875% 5/15/2032	60	61
	GeoPark, Ltd. 5.50% 1/17/2027	5,200	4,732
	Georgia (Republic of) 2.75% 4/22/2026[6]	400	368
	Gilead Sciences, Inc. 5.25% 10/15/2033	1,342	1,352
	Gilead Sciences, Inc. 5.55% 10/15/2053	1,155	1,154
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	1,080	992
	Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[1]	769	624
	Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[5]	3,946	3,277
	Government National Mortgage Assn. 6.50% 7/1/2054[5,10]	10,325	10,474
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[5]	770	574
	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	965	706
	Gray Television, Inc. 5.375% 11/15/2031[6]	30	17
	Greenko Dutch BV 3.85% 3/29/2026	2,812	2,656
	Group 1 Automotive, Inc. 4.00% 8/15/2028[6]	115	106
	Grupo Energia Bogota SA ESP 4.875% 5/15/2030[6]	660	629
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 3/8/2030[7,8]	38	39
	Harvest Midstream I, LP 7.50% 9/1/2028[6]	25	25
	Harvest Midstream I, LP 7.50% 5/15/2032[6]	25	25
	HCA, Inc. 5.625% 9/1/2028	120	121
	HealthEquity, Inc. 4.50% 10/1/2029[6]	80	75
	Helios Software Holdings, Inc. 8.75% 5/1/2029[6]	200	204
	Hess Midstream Operations, LP 5.50% 10/15/2030[6]	14	14
	Hightower Holding, LLC 6.75% 4/15/2029[6]	235	220
	Hilcorp Energy I, LP 6.00% 4/15/2030[6]	105	102
	Hilcorp Energy I, LP 6.00% 2/1/2031[6]	25	24
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	25	24
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[6]	115	103
	Honduras (Republic of) 6.25% 1/19/2027	653	621
	Howard Hughes Corp. (The) 5.375% 8/1/2028[6]	275	262
	Howard Hughes Corp. (The) 4.125% 2/1/2029[6]	195	175
	Howard Hughes Corp. (The) 4.375% 2/1/2031[6]	120	103
	Howden UK Refinance PLC 7.25% 2/15/2031[6]	200	199
	Howden UK Refinance 2 PLC 8.125% 2/15/2032[6]	200	199
	HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[1]	305	301
	HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[1]	4,172	4,100
	HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	1,700	1,672
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[1]	2,000	2,167
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]	1,200	1,256
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[5,6,8]	396	396
	HUB International, Ltd. 7.375% 1/31/2032[6]	65	66
	HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.575% 6/20/2030[7,8]	4	4
	Hungary (Republic of) 5.50% 3/26/2036[6]	290	279
	Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[6]	120	124
	Husky Injection Molding Systems, Ltd., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.326% 2/15/2029[7,8]	55	55
	Hyundai Capital America 1.50% 6/15/2026[6]	2,375	2,202
	Hyundai Capital America 1.65% 9/17/2026[6]	269	248
	Hyundai Capital America 2.00% 6/15/2028[6]	600	530
	Hyundai Capital America 6.50% 1/16/2029[6]	132	138
	Icahn Enterprises, LP 9.75% 1/15/2029[6]	65	67
	Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[6]	500	491
	Ingles Markets, Inc. 4.00% 6/15/2031[6]	130	113
	Intesa Sanpaolo SpA 7.00% 11/21/2025[6]	225	229
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[6]	1,360	1,360
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[6]	55	50

American Funds Insurance Series  182

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. dollars (continued)	Iron Mountain, Inc. 5.25% 7/15/2030[6]	USD235	$224
	Israel (State of) 3.375% 1/15/2050	1,470	940
	Israel (State of) 3.875% 7/3/2050	795	558
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[1]	1,243	1,158
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[1]	58	47
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[1]	575	590
	Kantar Group, LLC, Term Loan B2, (6-month USD CME Term SOFR + 4.50%) 10.108% 12/4/2026[7,8]	46	46
	KB Home 6.875% 6/15/2027	50	51
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	20	17
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	245	204
	Kodiak Gas Services, LLC 7.25% 2/15/2029[6]	10	10
	Korea Electric Power Corp. 5.375% 7/31/2026[6]	1,290	1,294
	Korea Gas Corp. 5.00% 7/8/2029[6]	225	225
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[6]	85	87
	Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[6]	125	129
	LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[5,6]	81	81
	LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[5,6]	651	650
	LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[5,6]	194	197
	Lamar Media Corp. 3.75% 2/15/2028	10	9
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[6]	30	27
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[6]	110	103
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[6]	40	42
	Levi Strauss & Co. 3.50% 3/1/2031[6]	115	100
	LGI Homes, Inc. 8.75% 12/15/2028[6]	155	162
	Light and Wonder International, Inc. 7.00% 5/15/2028[6]	20	20
	Lindblad Expeditions, LLC 6.75% 2/15/2027[6]	5	5
	Live Nation Entertainment, Inc. 4.75% 10/15/2027[6]	130	125
	Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	7,000	6,505
	Lockheed Martin Corp. 5.20% 2/15/2064	309	292
	LSB Industries, Inc. 6.25% 10/15/2028[6]	90	87
	Marriott International, Inc. 2.75% 10/15/2033	5	4
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[6]	45	41
	Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	282	285
	Mastercard, Inc. 2.00% 11/18/2031	600	493
	Matador Resources Co. 6.50% 4/15/2032[6]	50	50
	Medline Borrower, LP 5.25% 10/1/2029[6]	40	38
	Medline Borrower, LP, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 8.094% 10/23/2028[7,8]	49	50
	MEG Energy Corp. 5.875% 2/1/2029[6]	30	29
	Meituan 2.125% 10/28/2025	1,730	1,652
	Melco Resorts Finance, Ltd. 7.625% 4/17/2032[6]	650	646
	Methanex Corp. 5.125% 10/15/2027	55	53
	Methanex Corp. 5.25% 12/15/2029	5	5
	MGM Resorts International 5.50% 4/15/2027	90	89
	Midas OpCo Holdings, LLC 5.625% 8/15/2029[6]	115	106
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[6]	45	45
	Mineral Resources, Ltd. 8.00% 11/1/2027[6]	155	159
	Mineral Resources, Ltd. 9.25% 10/1/2028[6]	85	89
	Minerva Luxembourg SA 8.875% 9/13/2033	1,940	2,005
	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[5,6]	761	765
	Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[5,6]	225	227
	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[5,6]	1,094	1,094
	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[5,6]	539	539
	Molina Healthcare, Inc. 4.375% 6/15/2028[6]	80	75
	Molina Healthcare, Inc. 3.875% 11/15/2030[6]	75	67
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	2,164	2,018
	Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	1,433	1,151
	Mozambique (Republic of) 9.00% 9/15/2031	940	780
	MSCI, Inc. 3.625% 11/1/2031[6]	210	184
	MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.014% 12/15/2056[5,8]	336	354

183  American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. dollars (continued)	Murphy Oil USA, Inc. 4.75% 9/15/2029	USD48	$46
	MV24 Capital BV 6.748% 6/1/2034	1,104	1,055
	Nabors Industries, Inc. 7.375% 5/15/2027[6]	55	56
	Nabors Industries, Inc. 9.125% 1/31/2030[6]	160	166
	National Australia Bank, Ltd. 5.181% 6/11/2034[6]	1,250	1,244
	Nationstar Mortgage Holdings, Inc. 5.125% 12/15/2030[6]	135	124
	Navient Corp. 5.00% 3/15/2027	45	43
	Navient Corp. 4.875% 3/15/2028	145	133
	NCR Atleos, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 10.18% 4/16/2029[7,8]	50	50
	NCR Voyix Corp. 5.25% 10/1/2030[6]	15	14
	Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[6]	85	84
	New Fortress Energy, Inc. 6.75% 9/15/2025[6]	26	25
	New Fortress Energy, Inc. 6.50% 9/30/2026[6]	255	235
	New Fortress Energy, Inc. 8.75% 3/15/2029[6]	90	82
	New York Life Global Funding 1.20% 8/7/2030[6]	2,725	2,185
	New York Life Global Funding 5.00% 1/9/2034[6]	1,500	1,475
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[5,6,8]	606	559
	Newell Brands, Inc. 5.70% 4/1/2026	80	79
	Nexstar Media, Inc. 4.75% 11/1/2028[6]	165	147
	NGL Energy Operating, LLC 8.125% 2/15/2029[6]	55	56
	NGL Energy Operating, LLC 8.375% 2/15/2032[6]	70	71
	Niagara Mohawk Power Corp. 3.508% 10/1/2024[6]	180	179
	Norfolk Southern Corp. 5.35% 8/1/2054	496	473
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[6]	150	152
	NorthRiver Midstream Finance, LP 5.625% 2/15/2026[6]	105	105
	NOVA Chemicals Corp. 5.25% 6/1/2027[6]	20	19
	NOVA Chemicals Corp. 9.00% 2/15/2030[6]	90	95
	Novelis Corp. 4.75% 1/30/2030[6]	80	74
	Novelis Corp. 3.875% 8/15/2031[6]	20	17
	NuStar Logistics, LP 5.625% 4/28/2027	80	79
	Occidental Petroleum Corp. 6.375% 9/1/2028	54	56
	OCP SA 3.75% 6/23/2031	500	432
	Oleoducto Central SA 4.00% 7/14/2027	879	815
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[5,6]	269	271
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[5,6]	120	121
	ONEOK, Inc. 5.80% 11/1/2030	69	71
	ONEOK, Inc. 6.05% 9/1/2033	514	529
	ONEOK, Inc. 6.625% 9/1/2053	290	310
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,5,6]	1,074	1,075
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,5,6]	2,043	2,053
	Open Text Corp. 3.875% 2/15/2028[6]	25	23
	Option Care Health, Inc. 4.375% 10/31/2029[6]	25	23
	Oracle Corp. 2.65% 7/15/2026	2,327	2,206
	Oracle Corp. 3.25% 11/15/2027	1,880	1,773
	Oracle Corp. 3.95% 3/25/2051	22	16
	Orange 9.00% 3/1/2031[1]	2,434	2,904
	Osaic Holdings, Inc. 10.75% 8/1/2027[6]	256	264
	Owens & Minor, Inc. 6.625% 4/1/2030[6]	40	36
	Pacific Gas and Electric Co. 3.15% 1/1/2026	3,000	2,891
	Pacific Gas and Electric Co. 4.65% 8/1/2028	542	525
	Pacific Gas and Electric Co. 6.40% 6/15/2033	1,500	1,550
	Pacific Gas and Electric Co. 3.30% 8/1/2040	4,525	3,226
	PacifiCorp 5.30% 2/15/2031	800	798
	PacifiCorp 5.45% 2/15/2034	350	346
	PacifiCorp 3.30% 3/15/2051	150	97
	PacifiCorp 2.90% 6/15/2052	280	165
	PacifiCorp 5.35% 12/1/2053	525	477
	PacifiCorp 5.50% 5/15/2054	980	911
	PacifiCorp 5.80% 1/15/2055	500	485

American Funds Insurance Series  184

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. dollars (continued)	Panama (Republic of) 3.75% 4/17/2026	USD465	$438
	Panama (Republic of) 7.50% 3/1/2031	415	435
	Panama (Republic of) 6.40% 2/14/2035	850	807
	Panama (Republic of) 8.00% 3/1/2038	755	797
	Panama (Republic of) 7.875% 3/1/2057	4,690	4,894
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[6]	65	61
	Park Intermediate Holdings, LLC 7.00% 2/1/2030[6]	55	56
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[6,9]	1	1
	Performance Food Group, Inc. 5.50% 10/15/2027[6]	11	11
	Permian Resources Operating, LLC 9.875% 7/15/2031[6]	5	6
	Permian Resources Operating, LLC 7.00% 1/15/2032[6]	25	26
	Petroleos Mexicanos 4.25% 1/15/2025	261	257
	Petroleos Mexicanos 6.875% 10/16/2025	946	943
	Petroleos Mexicanos 6.875% 8/4/2026	638	625
	Petroleos Mexicanos 6.49% 1/23/2027	5,999	5,763
	Petroleos Mexicanos 6.50% 3/13/2027	6,200	5,912
	Petroleos Mexicanos 6.84% 1/23/2030	2,384	2,100
	Petroleos Mexicanos 5.95% 1/28/2031	65	52
	Petroleos Mexicanos 6.70% 2/16/2032	779	653
	Petroleos Mexicanos 6.95% 1/28/2060	55	36
	Petrorio Luxembourg Holding SARL 6.125% 6/9/2026	910	890
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	2,128	2,074
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	188	181
	PG&E Corp. 5.00% 7/1/2028	145	140
	PG&E Corp. 5.25% 7/1/2030	175	167
	Philip Morris International, Inc. 5.125% 11/17/2027	315	315
	Philip Morris International, Inc. 2.10% 5/1/2030	634	537
	Philip Morris International, Inc. 5.75% 11/17/2032	1,554	1,587
	Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,373
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[1]	375	377
	POSCO Holdings, Inc. 4.875% 1/23/2027[6]	510	504
	Post Holdings, Inc. 5.625% 1/15/2028[6]	85	84
	Post Holdings, Inc. 5.50% 12/15/2029[6]	80	77
	Post Holdings, Inc. 4.625% 4/15/2030[6]	444	408
	Post Holdings, Inc. 6.25% 2/15/2032[6]	33	33
	Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[5,6]	234	234
	Procter & Gamble Co. 3.00% 3/25/2030	338	311
	PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[1]	1,938	1,801
	Radiology Partners, Inc. 3.50% PIK and 4.28% Cash 1/31/2029[6,9]	172	162
	Radiology Partners, Inc. 9.78% PIK 2/15/2030[6,9]	258	206
	Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 9.08% Cash 1/31/2029[7,8,9]	9	9
	Raizen Fuels Finance SA 6.45% 3/5/2034[6]	910	925
	Range Resources Corp. 4.75% 2/15/2030[6]	145	136
	Real Hero Merger Sub 2, Inc. 6.25% 2/1/2029[6]	25	21
	Reworld Holding Corp. 4.875% 12/1/2029[6]	25	23
	RHP Hotel Properties, LP 7.25% 7/15/2028[6]	80	83
	RHP Hotel Properties, LP 4.50% 2/15/2029[6]	90	84
	RLJ Lodging Trust, LP 4.00% 9/15/2029[6]	25	22
	Roller Bearing Company of America, Inc. 4.375% 10/15/2029[6]	20	18
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]	75	74
	Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[6]	4	4
	Ryan Specialty Group, LLC 4.375% 2/1/2030[6]	45	42
	Sally Holdings, LLC 6.75% 3/1/2032	107	106
	Sands China, Ltd. 5.40% 8/8/2028	2,710	2,655
	Sands China, Ltd. 3.25% 8/8/2031	930	784
	Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,555
	Sasol Financing USA, LLC 8.75% 5/3/2029[2]	1,330	1,354
	Sats Treasury Pte., Ltd. 4.828% 1/23/2029	350	346

185  American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. dollars (continued)	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[6]	USD75	$76
	Saudi Arabia (Kingdom of) 5.75% 1/16/2054[6]	2,300	2,247
	Scentre Group Trust 1 3.50% 2/12/2025[6]	210	207
	Scentre Group Trust 1 3.75% 3/23/2027[6]	110	105
	Scientific Games Holdings, LP 6.625% 3/1/2030[6]	46	45
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[6]	115	107
	Sealed Air Corp. 6.125% 2/1/2028[6]	180	180
	Sealed Air Corp. 6.50% 7/15/2032[6]	123	122
	Serbia (Republic of) 6.25% 5/26/2028[6]	740	750
	Service Properties Trust 8.625% 11/15/2031[6]	60	63
	ServiceNow, Inc. 1.40% 9/1/2030	1,830	1,486
	Simmons Foods, Inc. 4.625% 3/1/2029[6]	160	141
	Sirius XM Radio, Inc. 3.125% 9/1/2026[6]	50	47
	Sirius XM Radio, Inc. 4.00% 7/15/2028[6]	195	176
	Sirius XM Radio, Inc. 4.125% 7/1/2030[6]	39	33
	Sirius XM Radio, Inc. 3.875% 9/1/2031[6]	111	91
	SK hynix, Inc. 3.00% 9/17/2024	1,602	1,593
	SK hynix, Inc. 1.50% 1/19/2026	563	529
	SM Energy Co. 6.50% 7/15/2028	45	45
	SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.883% 11/15/2052[5,6,8]	673	682
	Sonic Automotive, Inc. 4.625% 11/15/2029[6]	45	41
	Sonic Automotive, Inc. 4.875% 11/15/2031[6]	20	18
	Southern California Edison Co. 2.85% 8/1/2029	200	180
	Southern California Edison Co. 3.65% 2/1/2050	1,700	1,210
	Southwestern Energy Co. 5.375% 3/15/2030	55	53
	Southwestern Energy Co. 4.75% 2/1/2032	15	14
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[6]	17	18
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[6]	71	78
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.58% 1/15/2027[7,8]	5	5
	Sprint, LLC 7.625% 3/1/2026	130	134
	Station Casinos, LLC 6.625% 3/15/2032[6]	35	35
	Stellantis Finance US, Inc. 1.711% 1/29/2027[6]	1,500	1,367
	Stellantis Finance US, Inc. 5.625% 1/12/2028[6]	2,560	2,594
	Stellantis Finance US, Inc. 2.691% 9/15/2031[6]	453	375
	Stericycle, Inc. 3.875% 1/15/2029[6]	110	103
	Stillwater Mining Co. 4.00% 11/16/2026[2]	2,090	1,912
	Sunoco, LP 7.00% 5/1/2029[6]	30	31
	Sunoco, LP 4.50% 5/15/2029	290	271
	Sunoco, LP 4.50% 4/30/2030	35	32
	Surgery Center Holdings, Inc. 7.25% 4/15/2032[6]	45	46
	SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1,3]	12	–	[11]
	Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,6]	400	386
	Talen Energy Supply, LLC 8.625% 6/1/2030[6]	94	100
	Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.827% 5/17/2030[7,8]	45	45
	Talos Production, Inc. 9.00% 2/1/2029[6]	15	16
	Talos Production, Inc. 9.375% 2/1/2031[6]	55	58
	Tencent Holdings, Ltd. 3.24% 6/3/2050[6]	3,450	2,261
	Tenet Healthcare Corp. 6.125% 10/1/2028	25	25
	Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	1,429	1,290
	T-Mobile USA, Inc. 2.40% 3/15/2029	1,079	955
	T-Mobile USA, Inc. 5.65% 1/15/2053	1,400	1,380
	Toyota Motor Credit Corp. 3.375% 4/1/2030	453	417
	TransDigm, Inc. 5.50% 11/15/2027	45	44
	TransDigm, Inc. 4.875% 5/1/2029	80	75
	TransDigm, Inc. 6.875% 12/15/2030[6]	85	87
	TransDigm, Inc. 6.625% 3/1/2032[6]	45	46

American Funds Insurance Series  186

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. dollars (continued)	Transocean Poseidon, Ltd. 6.875% 2/1/2027[6]	USD51	$51
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[6]	102	105
	Transocean, Inc. 8.75% 2/15/2030[6]	36	38
	Transocean, Inc. 6.80% 3/15/2038	35	29
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[6,12]	100	98
	Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[5,6]	251	244
	Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[5,6]	100	96
	Triumph Group, Inc. 9.00% 3/15/2028[6]	57	60
	Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/2032[7,8]	235	240
	U.S. Treasury 4.25% 1/31/2026	1,202	1,191
	U.S. Treasury 4.50% 4/15/2027	1,630	1,628
	U.S. Treasury 1.125% 8/31/2028	2,155	1,888
	U.S. Treasury 4.25% 2/28/2029	109	109
	U.S. Treasury 4.125% 3/31/2029	24	24
	U.S. Treasury 4.625% 4/30/2029	13	13
	U.S. Treasury 4.375% 5/15/2034[13]	2,363	2,364
	U.S. Treasury 1.75% 8/15/2041[13]	4,650	3,073
	U.S. Treasury 4.75% 11/15/2043[13]	2,650	2,686
	U.S. Treasury 3.00% 8/15/2048[13]	5,045	3,830
	U.S. Treasury 1.25% 5/15/2050[13]	1,625	806
	U.S. Treasury 4.75% 11/15/2053[13]	5,509	5,697
	U.S. Treasury 4.25% 2/15/2054	681	649
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026[4]	818	783
	U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[4,13]	10,330	10,468
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[4]	3,408	1,967
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[4]	179	150
	UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[1,6]	2,265	2,262
	UKG, Inc. 6.875% 2/1/2031[6]	77	78
	UKG, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.576% 2/10/2031[7,8]	58	58
	Ukraine 6.876% 5/21/2031[3]	1,269	364
	Uniform Mortgage-Backed Security 2.50% 7/1/2054[5,10]	264	216
	Uniform Mortgage-Backed Security 3.50% 7/1/2054[5,10]	3,096	2,741
	Uniform Mortgage-Backed Security 4.50% 7/1/2054[5,10]	11,913	11,232
	Uniform Mortgage-Backed Security 5.00% 7/1/2054[5,10]	24,468	23,650
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[5,10]	46,050	45,422
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[5,10]	14,274	14,316
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[5,10]	14,685	14,948
	Uniform Mortgage-Backed Security 7.00% 7/1/2054[5,10]	386	397
	Uniform Mortgage-Backed Security 3.50% 8/1/2054[5,10]	1,476	1,306
	Uniform Mortgage-Backed Security 4.50% 8/1/2054[5,10]	5,000	4,715
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[5,10]	28,731	28,802
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[5,10]	11,000	11,190
	Uniform Mortgage-Backed Security 7.00% 8/1/2054[5,10]	2,562	2,633
	United Mexican States 6.00% 5/7/2036	970	947
	United Mexican States 6.338% 5/4/2053	425	402
	United Natural Foods, Inc. 6.75% 10/15/2028[6]	85	77
	United Rentals (North America), Inc. 3.875% 2/15/2031	130	116
	Univision Communications, Inc. 4.50% 5/1/2029[6]	250	210
	US Foods, Inc. 4.625% 6/1/2030[6]	35	33
	Vail Resorts, Inc. 6.50% 5/15/2032[6]	20	20
	Valvoline, Inc. 3.625% 6/15/2031[6]	85	73
	Velocity Vehicle Group, LLC 8.00% 6/1/2029[6]	30	31
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.31% Cash 1/16/2026[7,8,9]	24	24
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.33% Cash 10/10/2028[7,8,9]	49	49
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[6]	35	32
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[6]	31	31

187  American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. dollars (continued)	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[6]	USD110	$99
	Venture Global LNG, Inc. 8.125% 6/1/2028[6]	80	82
	Veralto Corp. 5.35% 9/18/2028[6]	2,900	2,913
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,5,6]	805	808
	VICI Properties, LP 4.375% 5/15/2025	1,563	1,544
	Vital Energy, Inc. 7.875% 4/15/2032[6]	30	31
	VZ Secured Financing BV 5.00% 1/15/2032[6]	200	171
	W&T Offshore, Inc. 11.75% 2/1/2026[6]	55	57
	Wand NewCo 3, Inc. 7.625% 1/30/2032[6]	35	36
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	1,928	1,569
	Warrior Met Coal, Inc. 7.875% 12/1/2028[6]	71	73
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[6]	320	313
	WEA Finance, LLC 3.75% 9/17/2024[6]	535	531
	Weatherford International, Ltd. 8.625% 4/30/2030[6]	93	96
	Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	4,698	4,482
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	1,600	1,368
	WESCO Distribution, Inc. 7.25% 6/15/2028[6]	200	204
	WESCO Distribution, Inc. 6.625% 3/15/2032[6]	150	152
	Western Midstream Operating, LP 3.10% 2/1/2025[1]	85	84
	Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[5,6]	401	401
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,6]	278	277
	Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[5,6]	60	60
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	1,250	1,226
	WMG Acquisition Corp. 3.75% 12/1/2029[6]	110	100
	WMG Acquisition Corp. 3.875% 7/15/2030[6]	135	121
	WMG Acquisition Corp. 3.00% 2/15/2031[6]	80	69
	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,2,12]	105	102
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[6]	43	45
	Ziggo Bond Co. BV 5.125% 2/28/2030[6]	200	170
	Ziggo BV 4.875% 1/15/2030[6]	300	267

			703,556

	Total bonds, notes & other debt instruments (cost: $1,497,896,000)		1,405,249

Preferred securities 0.00%		Shares

U.S. dollars 0.00%	ACR III LSC Holdings, LLC, Series B, preferred shares[6,12,14]	48	82

	Total preferred securities (cost: $49,000)		82

Common stocks 0.04%

U.S. dollars 0.04%	Constellation Oil Services Holding SA, Class B-1[12,14]	1,214,969	194
	Venator Materials PLC[12,14]	232	164
	Altera Infrastructure, LP12,14	1,441	108
	Endo, Inc.[14]	2,165	61
	Endo, Inc.[6,14]	811	23
	Endo, Inc., 1L 6.125% Escrow[12,14]	205,000	–	[11]
	WeWork, Inc.[12,14]	968	10
	Party City Holdco, Inc.[12,14]	80	1
	Party City Holdco, Inc.[6,12,14]	1	–	[11]
	Bighorn Permian Resources, LLC[12]	531	–	[11]

	Total common stocks (cost: $1,039,000)		561

American Funds Insurance Series  188

Capital World Bond Fund (continued)

Investment funds 1.36%	Shares	Value (000)

Capital Group Central Corporate Bond Fund[15]	2,493,000	$20,617

Total investment funds (cost: $19,454,000)		20,617

Short-term securities 16.98%

Money market investments 13.89%

Capital Group Central Cash Fund 5.37%[15,16]	2,105,621	210,562

	Weighted average yield at acquisition	Principal amount (000)

Bills & notes of governments & government agencies outside the U.S. 3.09%
Egypt (Arab Republic of) 10/1/2024	22.855%	EGP29,675	582
Egypt (Arab Republic of) 11/12/2024	22.326	43,850	837
Egypt (Arab Republic of) 11/19/2024	22.238	67,700	1,286
Egypt (Arab Republic of) 3/11/2025	21.301	94,475	1,674
Egypt (Arab Republic of) 3/18/2025	21.290	407,450	7,188
Japan Treasury 7/22/2024	0.005	JPY4,517,300	28,077
Nigeria (Republic of) 2/11/2025	18.000	NGN675,950	388
Nigeria (Republic of) 2/20/2025	17.782	901,265	518
Nigeria (Republic of) 2/25/2025	18.045	3,122,091	1,789
Nigeria (Republic of) 3/6/2025	17.824	3,750,997	2,134
Nigeria (Republic of) 3/13/2025	17.900	1,201,690	680
Nigeria (Republic of) 3/27/2025	18.586	3,072,227	1,720

			46,873

Total short-term securities (cost: $259,567,000)			257,435

Options purchased (equity style) 0.06%
Options purchased (equity style)*			955

Total options purchased (equity style) (cost: $786,000)			955

Total investment securities 111.11% (cost: $1,778,791,000)			1,684,899
Total options written† (0.06) (premium received: $827,000)			(920)
Other assets less liabilities (11.05)%			(167,604)

Net assets 100.00%			$1,516,375

*Options purchased (equity style)

Options on futures

Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Put

3 Month SOFR Futures Option	427	12/13/2024	USD96.00	USD106,750	$950

189  American Funds Insurance Series

Capital World Bond Fund (continued)

*Options purchased (equity style) (continued)

Options on foreign currencies

Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Call

EUR/USD Foreign Currency Options	Citibank	7/17/2024	USD1.09	EUR4,300	$5

†Options written (equity style)

Options on futures

Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Put

3 Month SOFR Futures Option	823	12/13/2024	USD95.50	USD205,750	$(916)

Options on foreign currencies

Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Put

EUR/USD Foreign Currency Options	Citibank	7/17/2024	USD1.04	EUR(4,300)	$(4)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)

2 Year Euro-Schatz Futures	Long	110	9/10/2024	USD12,452	$48
2 Year U.S. Treasury Note Futures	Long	1,291	10/3/2024	263,646	385
3 Year Australian Treasury Bond Futures	Short	1	9/17/2024	(70)	–11
5 Year Euro-Bobl Futures	Long	634	9/10/2024	79,061	546
5 Year U.S. Treasury Note Futures	Long	615	10/3/2024	65,546	477
10 Year Italy Government Bond Futures	Long	41	9/10/2024	5,062	(48)
10 Year French Government Bond Futures	Short	62	9/10/2024	(8,175)	124
10 Year Euro-Bund Futures	Short	149	9/10/2024	(21,003)	(18)
10 Year Australian Treasury Bond Futures	Short	102	9/16/2024	(7,728)	18
10 Year Japanese Government Bond Futures	Short	67	9/20/2024	(59,492)	227
10 Year UK Gilt Futures	Long	214	9/30/2024	26,394	(286)
10 Year Ultra U.S. Treasury Note Futures	Long	173	9/30/2024	19,641	(95)
10 Year U.S. Treasury Note Futures	Short	298	9/30/2024	(32,775)	(47)
20 Year U.S. Treasury Bond Futures	Long	65	9/30/2024	7,690	89
30 Year Euro-Buxl Futures	Long	24	9/10/2024	3,348	28
30 Year Ultra U.S. Treasury Bond Futures	Long	155	9/30/2024	19,428	113

					$1,561

American Funds Insurance Series  190

Capital World Bond Fund (continued)

Forward currency contracts

						Unrealized appreciation (depreciation) at 6/30/2024 (000)
Contract amount
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date

USD	10,629	PLN	43,525	Citibank	7/3/2024	$(182)
PLN	43,525	USD	11,086	Bank of America	7/3/2024	(275)
USD	2,246	HUF	818,090	Standard Chartered Bank	7/9/2024	28
AUD	4,100	USD	2,727	Bank of America	7/9/2024	9
USD	1,710	EUR	1,590	Morgan Stanley	7/9/2024	6
USD	1,773	EUR	1,650	HSBC Bank	7/9/2024	5
USD	1,119	EUR	1,040	JPMorgan Chase	7/9/2024	5
EUR	1,390	USD	1,494	HSBC Bank	7/9/2024	(5)
HUF	1,284,310	EUR	3,268	Goldman Sachs	7/9/2024	(21)
THB	190,470	USD	5,214	Citibank	7/9/2024	(26)
CNH	138,167	USD	19,098	UBS AG	7/9/2024	(153)
EUR	17,257	USD	18,790	Citibank	7/9/2024	(299)
JPY	1,836,980	USD	11,925	Morgan Stanley	7/9/2024	(489)
USD	3,794	GBP	2,970	Morgan Stanley	7/10/2024	39
USD	8,189	EUR	7,610	Morgan Stanley	7/10/2024	35
USD	1,892	GBP	1,480	Citibank	7/10/2024	21
CAD	11,293	USD	8,244	Morgan Stanley	7/10/2024	14
USD	2,397	EUR	2,235	JPMorgan Chase	7/10/2024	2
USD	1,050	EUR	980	Goldman Sachs	7/10/2024	–
USD	1,528	GBP	1,210	Citibank	7/10/2024	(2)
PLN	20,540	EUR	4,769	HSBC Bank	7/10/2024	(8)
PLN	4,740	USD	1,198	BNP Paribas	7/10/2024	(20)
EUR	5,100	CAD	7,616	HSBC Bank	7/10/2024	(104)
EUR	6,830	USD	7,446	Bank of America	7/10/2024	(127)
EUR	35,700	USD	38,873	JPMorgan Chase	7/10/2024	(619)
CAD	7,880	USD	5,757	BNP Paribas	7/11/2024	5
USD	911	AUD	1,367	Morgan Stanley	7/11/2024	(1)
USD	912	CAD	1,250	Bank of New York Mellon	7/11/2024	(2)
USD	2,467	AUD	3,700	Morgan Stanley	7/11/2024	(3)
USD	2,953	AUD	4,432	HSBC Bank	7/11/2024	(4)
SEK	45,500	USD	4,341	Bank of America	7/11/2024	(45)
USD	1,751	MXN	31,000	Morgan Stanley	7/12/2024	60
MYR	2,580	USD	550	Standard Chartered Bank	7/12/2024	(3)
MYR	7,900	USD	1,679	Standard Chartered Bank	7/12/2024	(3)
USD	3,532	BRL	18,700	Citibank	7/15/2024	193
USD	14,161	KRW	19,491,214	Citibank	7/15/2024	26
USD	784	KRW	1,065,590	Barclays Bank PLC	7/15/2024	12
INR	152,720	USD	1,829	JPMorgan Chase	7/15/2024	2
INR	79,000	USD	945	Bank of New York Mellon	7/15/2024	2
USD	8,185	ILS	30,290	BNP Paribas	7/17/2024	159
USD	21,639	MXN	404,520	Morgan Stanley	7/17/2024	(407)
SGD	1,400	USD	1,035	HSBC Bank	7/18/2024	(1)
JPY	2,128,568	USD	13,602	Morgan Stanley	7/18/2024	(331)
USD	2,696	GBP	2,110	HSBC Bank	7/22/2024	28
USD	4,950	NZD	8,091	Morgan Stanley	7/22/2024	22
AUD	4,120	USD	2,734	Standard Chartered Bank	7/22/2024	16
EUR	11,260	USD	12,065	UBS AG	7/22/2024	7
GBP	590	USD	746	Citibank	7/22/2024	– [11]
USD	1,643	AUD	2,465	HSBC Bank	7/22/2024	(2)
USD	1,529	EUR	1,430	UBS AG	7/22/2024	(4)
GBP	2,370	USD	3,007	Goldman Sachs	7/22/2024	(10)
EUR	16,582	USD	17,913	BNP Paribas	7/22/2024	(134)
TRY	7,670	USD	226	Barclays Bank PLC	7/24/2024	2
CZK	18,000	USD	775	BNP Paribas	7/24/2024	(6)
ZAR	29,130	USD	1,608	Bank of New York Mellon	7/24/2024	(10)
CZK	47,290	EUR	1,897	HSBC Bank	7/24/2024	(11)

191  American Funds Insurance Series

Capital World Bond Fund (continued)

Forward currency contracts (continued)

						Unrealized appreciation (depreciation) at 6/30/2024 (000)
Contract amount
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date

ILS	4,200	USD	1,129	BNP Paribas	7/24/2024	$(15)
CHF	2,790	USD	3,139	JPMorgan Chase	7/24/2024	(24)
CNH	207,270	USD	28,507	Goldman Sachs	7/24/2024	(54)
USD	8,199	NOK	86,680	Morgan Stanley	7/25/2024	74
USD	996	NOK	10,495	UBS AG	7/25/2024	13
USD	755	NOK	7,930	Standard Chartered Bank	7/25/2024	11
USD	1,520	JPY	243,330	Goldman Sachs	7/25/2024	1
DKK	46,980	EUR	6,301	HSBC Bank	7/25/2024	– [11]
PLN	405	USD	100	Barclays Bank PLC	7/25/2024	– [11]
EUR	3,199	PLN	13,860	Morgan Stanley	7/25/2024	(12)
USD	10,499	DKK	73,090	HSBC Bank	7/25/2024	(13)
JPY	1,980,863	USD	12,518	JPMorgan Chase	7/25/2024	(154)
USD	26,697	BRL	145,837	JPMorgan Chase	7/30/2024	710
USD	995	BRL	5,500	Goldman Sachs	7/30/2024	15
COP	2,800,000	USD	673	Morgan Stanley	7/30/2024	(2)
USD	3,851	IDR	63,046,370	Standard Chartered Bank	7/30/2024	(2)
USD	1,068	IDR	17,556,760	Citibank	7/30/2024	(5)
CLP	3,670,820	USD	3,928	Morgan Stanley	7/30/2024	(28)
EUR	6,770	USD	7,331	Morgan Stanley	8/15/2024	(64)
USD	1,093	MXN	20,471	Morgan Stanley	9/17/2024	(11)
USD	521	MXN	9,920	BNP Paribas	9/17/2024	(14)
USD	695	MXN	13,187	Bank of New York Mellon	9/17/2024	(16)
USD	1,119	MXN	21,083	Standard Chartered Bank	9/17/2024	(18)
USD	4,196	EUR	3,900	HSBC Bank	9/18/2024	3
USD	1,549	AUD	2,320	Morgan Stanley	9/18/2024	(2)
USD	1,355	AUD	2,029	HSBC Bank	9/18/2024	(2)
JPY	570,964	CHF	3,300	UBS AG	9/18/2024	(116)
USD	3,362	BRL	17,410	Citibank	4/1/2025	346

						$(1,988)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency	Expiration date

2.628%	Annual	SONIA	Annual	7/28/2024	GBP21,600	$(61)	$–	$(61)
10.87%	28-day	28-day MXN-TIIE	28-day	4/17/2025	MXN772,940	(8)	–	(8)
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK83,740	21	–	21
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN14,940	(14)	–	(14)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026	MXN13,900	(52)	–	(52)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026	MXN43,000	(158)	–	(158)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026	MXN27,800	(103)	–	(103)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	MXN43,375	(124)	–	(124)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP13,640	(22)	–	(22)
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP10,000	398	–	398
4.96048%	Annual	SONIA	Annual	6/21/2028	GBP7,810	304	–	304
3.968%	Annual	SONIA	Annual	2/16/2029	GBP13,830	(42)	–	(42)
3.52697105%	Annual	SONIA	Annual	5/24/2029	GBP14,660	–	(22)	22
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR5,930	14	–	14

American Funds Insurance Series  192

Capital World Bond Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency	Expiration date

SOFR	Annual	3.4705%	Annual	2/10/2030	USD16,910	$465	$–	$465
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP4,240	(195)	–	(195)
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP8,600	(409)	–	(409)
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP3,550	4	–	4

						$18	$(22)	$40

Bilateral interest rate swaps

Receive		Pay				Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency	Counterparty	Expiration date

11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL30,865	$(96)	$–	$(96)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL100,270	(195)	–	(195)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL55,145	(930)	–	(930)

							$(1,221)	$–	$(1,221)

Credit default swaps

Centrally cleared credit default swaps on credit indices – buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)

CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD4,675	$(293)	$(312)	$19

Credit default swaps

Centrally cleared credit default swaps on credit indices – sell protection

Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (000)	[17]	Value at 6/30/2024[18] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)

ITRX.EUR.IG.41	1.00%	Quarterly	6/20/2029	EUR2,980		$56	$71	$(15)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD99,659		2,052	2,236	(184)

						$2,108	$2,307	$(199)

193  American Funds Insurance Series

Capital World Bond Fund (continued)

Investments in affiliates[15]

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)

Investment funds 1.36%
Capital Group Central Corporate Bond Fund	$52,692	$919	$31,216	$689	$(2,467)	$20,617	$919

Short-term securities 13.89%
Money market investments 13.89%
Capital Group Central Cash Fund 5.37%[16]	177,300	302,206	268,955	(9)	20	210,562	5,802

Total 15.25%				$680	$(2,447)	$231,179	$6,721

Restricted securities[2]

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1]	5/19/2020	$5,882	$5,352	.35%
Goldman Sachs Group, Inc. 3.375% 3/27/2025	5/19/2020	5,532	5,340	.35
Metropolitan Life Global Funding I 0.55% 6/16/2027	12/11/2023	1,984	1,974	.13
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	1,892	1,912	.12
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	1,340	1,354	.09
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,12]	6/23/2023	102	102	.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[7,8]	9/13/2023	95	97	.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[7,8]	9/13/2023-6/13/2024	1	1	.00 [19]

Total		$16,828	$16,132	1.06%

American Funds Insurance Series  194

Capital World Bond Fund (continued)

[1]	Step bond; coupon rate may change at a later date.
[2]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $16,132,000, which represented 1.06% of the net assets of the fund.

[3]	Scheduled interest and/or principal payment was not received.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $118,828,000, which represented 7.84% of the net assets of the fund.

[7]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,957,000, which represented .13% of the net assets of the fund.

[8]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Purchased on a TBA basis.
[11]	Amount less than one thousand.
[12]	Value determined using significant unobservable inputs.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $12,548,000, which represented .83% of the net assets of the fund.
[14]	Security did not produce income during the last 12 months.
[15]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[16]	Rate represents the seven-day yield at 6/30/2024.
[17]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[18]

The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[19]	Amount less than .01%.

Key to abbreviation(s)
Assn. = Association	MXN = Mexican pesos
AUD = Australian dollars	MYR = Malaysian ringgits
BRL = Brazilian reais	NGN = Nigerian naira
BZDIOVER = Overnight Brazilian Interbank Deposit Rate	NOK = Norwegian kroner
CAD = Canadian dollars	NZD = New Zealand dollars
CHF = Swiss francs	PIK = Payment In Kind
CLP = Chilean pesos	PLN = Polish zloty
CME = CME Group	PRIBOR = Prague Interbank Offered Rate
CNH = Chinese yuan renminbi	Ref. = Refunding
CNY = Chinese yuan	REIT = Real Estate Investment Trust
COP = Colombian pesos	Rev. = Revenue
CZK = Czech korunas	RON = Romanian leu
DAC = Designated Activity Company	SEK = Swedish kronor
DKK = Danish kroner	SGD = Singapore dollars
EGP = Egyptian pounds	SOFR = Secured Overnight Financing Rate
EUR = Euros	SONIA = Sterling Overnight Interbank Average Rate
EURIBOR = Euro Interbank Offered Rate	TBA = To be announced
GBP = British pounds	THB = Thai baht
HUF = Hungarian forints	TIIE = Equilibrium Interbank Interest Rate
ICE = Intercontinental Exchange, Inc.	TRY = Turkish lira
IDR = Indonesian rupiah	UAH = Ukrainian hryvnia
ILS = Israeli shekels	USD = U.S. dollars
INR = Indian rupees	WIBOR = Warsaw Interbank Offer Rate
JPY = Japanese yen	ZAR = South African rand
KRW = South Korean won

Refer to the notes to financial statements.

195  American Funds Insurance Series

American High-Income Trust

Investment portfolio June 30, 2024	unaudited

Bonds, notes & other debt instruments 89.85%		Principal amount (000)	Value (000)

Corporate bonds, notes & loans 89.63%

Energy 14.67%	3R Lux SARL 9.75% 2/5/2031[1]	USD875	$919
	Aethon United BR, LP 8.25% 2/15/2026[1]	435	440
	Antero Midstream Partners, LP 5.375% 6/15/2029[1]	570	553
	Antero Resources Corp. 7.625% 2/1/2029[1]	244	251
	Antero Resources Corp. 5.375% 3/1/2030[1]	130	126
	Archrock Partners, LP 6.25% 4/1/2028[1]	170	168
	Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]	2,040	2,044
	Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[1]	170	211
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	271	278
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	650	636
	Baytex Energy Corp. 8.50% 4/30/2030[1]	520	544
	Baytex Energy Corp. 7.375% 3/15/2032[1]	1,470	1,495
	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	1,210	1,148
	Blue Racer Midstream, LLC 7.00% 7/15/2029[1]	125	127
	Blue Racer Midstream, LLC 7.25% 7/15/2032[1]	885	910
	Borr IHC, Ltd. 10.00% 11/15/2028[1]	2,668	2,797
	Borr IHC, Ltd. 10.375% 11/15/2030[1]	873	915
	California Resources Corp. 7.125% 2/1/2026[1]	390	391
	California Resources Corp. 8.25% 6/15/2029[1]	520	531
	Cheniere Energy Partners, LP 4.50% 10/1/2029	58	55
	Cheniere Energy, Inc. 4.625% 10/15/2028	1,041	1,011
	Chesapeake Energy Corp. 5.50% 2/1/2026[1]	790	783
	Chesapeake Energy Corp. 5.875% 2/1/2029[1]	1,670	1,654
	Chesapeake Energy Corp. 6.75% 4/15/2029[1]	755	757
	Chesapeake Energy Corp. 4.875% 4/15/2032[2]	4,300	90
	Chord Energy Corp. 6.375% 6/1/2026[1]	190	190
	CITGO Petroleum Corp. 8.375% 1/15/2029[1]	1,315	1,356
	Civitas Resources, Inc. 5.00% 10/15/2026[1]	905	882
	Civitas Resources, Inc. 8.375% 7/1/2028[1]	530	556
	Civitas Resources, Inc. 8.625% 11/1/2030[1]	730	783
	Civitas Resources, Inc. 8.75% 7/1/2031[1]	2,987	3,203
	CNX Midstream Partners, LP 4.75% 4/15/2030[1]	280	253
	CNX Resources Corp. 6.00% 1/15/2029[1]	1,504	1,473
	CNX Resources Corp. 7.375% 1/15/2031[1]	861	881
	CNX Resources Corp. 7.25% 3/1/2032[1]	965	985
	Comstock Resources, Inc. 6.75% 3/1/2029[1]	805	781
	Comstock Resources, Inc. 5.875% 1/15/2030[1]	1,095	1,020
	Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[3]	3,201	2,633
	Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	1,498	1,584
	Crescent Energy Finance, LLC 7.625% 4/1/2032[1]	1,435	1,463
	Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	550	551
	Delek Logistics Partners, LP 8.625% 3/15/2029[1]	365	376
	Devon Energy Corp. 5.875% 6/15/2028	202	203
	Devon Energy Corp. 4.50% 1/15/2030	493	475
	DT Midstream, Inc. 4.125% 6/15/2029[1]	1,408	1,302
	DT Midstream, Inc. 4.375% 6/15/2031[1]	307	280
	Ecopetrol SA 8.375% 1/19/2036	315	310
	Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]	725	739
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[1]	1,165	1,216
	Energean Israel Finance, Ltd. 4.875% 3/30/2026[1]	225	213
	Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	1,085	921
	Energy Transfer, LP 6.00% 2/1/2029[1]	55	55
	EQM Midstream Partners, LP 4.125% 12/1/2026	87	84
	EQM Midstream Partners, LP 6.50% 7/1/2027[1]	1,120	1,133
	EQM Midstream Partners, LP 5.50% 7/15/2028	586	577
	EQM Midstream Partners, LP 6.375% 4/1/2029[1]	185	187
	EQM Midstream Partners, LP 4.75% 1/15/2031[1]	1,690	1,581
	EQM Midstream Partners, LP 6.50% 7/15/2048	1,115	1,126
	EQT Corp. 5.00% 1/15/2029	170	167
	EQT Corp. 3.625% 5/15/2031[1]	290	256
	Genesis Energy, LP 8.00% 1/15/2027	3,115	3,188

American Funds Insurance Series  196

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Energy (continued)	Genesis Energy, LP 7.75% 2/1/2028	USD87	$88
	Genesis Energy, LP 8.25% 1/15/2029	1,480	1,529
	Genesis Energy, LP 8.875% 4/15/2030	1,110	1,169
	Genesis Energy, LP 7.875% 5/15/2032	2,485	2,510
	Global Partners, LP 6.875% 1/15/2029	135	134
	Global Partners, LP 8.25% 1/15/2032[1]	575	591
	Harbour Energy PLC 5.50% 10/15/2026[1]	1,545	1,516
	Harvest Midstream I, LP 7.50% 9/1/2028[1]	1,717	1,746
	Harvest Midstream I, LP 7.50% 5/15/2032[1]	900	915
	Hess Midstream Operations, LP 5.125% 6/15/2028[1]	156	151
	Hess Midstream Operations, LP 6.50% 6/1/2029[1]	405	411
	Hess Midstream Operations, LP 4.25% 2/15/2030[1]	1,430	1,314
	Hess Midstream Operations, LP 5.50% 10/15/2030[1]	400	387
	Hilcorp Energy I, LP 6.25% 11/1/2028[1]	145	143
	Hilcorp Energy I, LP 5.75% 2/1/2029[1]	985	954
	Hilcorp Energy I, LP 6.00% 4/15/2030[1]	922	891
	Hilcorp Energy I, LP 6.00% 2/1/2031[1]	938	899
	Hilcorp Energy I, LP 6.25% 4/15/2032[1]	970	934
	Hilcorp Energy I, LP 8.375% 11/1/2033[1]	2,023	2,157
	Jonah Energy, LLC 12.00% 11/5/2025[4]	852	852
	Kodiak Gas Services, LLC 7.25% 2/15/2029[1]	655	672
	Matador Resources Co. 6.875% 4/15/2028[1]	425	432
	Matador Resources Co. 6.50% 4/15/2032[1]	820	821
	MEG Energy Corp. 5.875% 2/1/2029[1]	485	472
	Mesquite Energy, Inc. 7.25% 2/15/2023[1,2]	739	39
	Murphy Oil Corp. 6.375% 7/15/2028	243	245
	Murphy Oil USA, Inc. 3.75% 2/15/2031[1]	820	723
	Nabors Industries, Inc. 7.375% 5/15/2027[1]	1,190	1,211
	Nabors Industries, Inc. 9.125% 1/31/2030[1]	1,340	1,389
	Nabors Industries, Ltd. 7.25% 1/15/2026[1]	500	508
	New Fortress Energy, Inc. 6.75% 9/15/2025[1]	1,038	1,008
	New Fortress Energy, Inc. 6.50% 9/30/2026[1]	5,250	4,834
	New Fortress Energy, Inc. 8.75% 3/15/2029[1]	2,690	2,458
	New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.33% 10/30/2028[5,6]	269	262
	NGL Energy Operating, LLC 8.125% 2/15/2029[1]	895	913
	NGL Energy Operating, LLC 8.375% 2/15/2032[1]	1,800	1,829
	Noble Finance II, LLC 8.00% 4/15/2030[1]	235	245
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	1,985	2,009
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	405	425
	NuStar Logistics, LP 6.00% 6/1/2026	286	286
	Parkland Corp. 4.625% 5/1/2030[1]	440	402
	Permian Resources Operating, LLC 8.00% 4/15/2027[1]	58	59
	Permian Resources Operating, LLC 9.875% 7/15/2031[1]	1,840	2,038
	Permian Resources Operating, LLC 7.00% 1/15/2032[1]	1,165	1,198
	Petroleos Mexicanos 6.875% 10/16/2025	350	349
	Petroleos Mexicanos 8.75% 6/2/2029	732	719
	Petroleos Mexicanos 5.95% 1/28/2031	485	391
	Petroleos Mexicanos 6.95% 1/28/2060	425	281
	Pluspetrol Camisea SA 6.24% 7/3/2036[1]	150	150
	Range Resources Corp. 4.875% 5/15/2025	362	360
	Range Resources Corp. 8.25% 1/15/2029	585	607
	Range Resources Corp. 4.75% 2/15/2030[1]	538	505
	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[1]	1,185	1,197
	Southwestern Energy Co. 5.375% 3/15/2030	1,290	1,247
	Southwestern Energy Co. 4.75% 2/1/2032	370	341
	Suburban Propane Partners, LP 5.00% 6/1/2031[1]	335	302
	Sunoco, LP 6.00% 4/15/2027	547	547
	Sunoco, LP 5.875% 3/15/2028	290	289
	Sunoco, LP 7.00% 9/15/2028[1]	1,645	1,687
	Sunoco, LP 7.00% 5/1/2029[1]	300	308

197  American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Energy (continued)	Sunoco, LP 4.50% 5/15/2029	USD1,970	$1,844
	Sunoco, LP 4.50% 4/30/2030	1,955	1,810
	Sunoco, LP 7.25% 5/1/2032[1]	785	813
	Tallgrass Energy Partners, LP 7.50% 10/1/2025[1]	85	85
	Talos Production, Inc. 9.00% 2/1/2029[1]	1,110	1,166
	Talos Production, Inc. 9.375% 2/1/2031[1]	1,145	1,210
	Targa Resources Partners, LP 6.50% 7/15/2027	133	134
	Targa Resources Partners, LP 6.875% 1/15/2029	915	939
	Targa Resources Partners, LP 5.50% 3/1/2030	327	325
	Targa Resources Partners, LP 4.875% 2/1/2031	695	664
	Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	575	585
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	474	474
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	1,032	1,066
	Transocean, Inc. 8.25% 5/15/2029[1]	290	291
	Transocean, Inc. 8.75% 2/15/2030[1]	512	538
	Transocean, Inc. 8.50% 5/15/2031[1]	520	521
	Transocean, Inc. 6.80% 3/15/2038	540	448
	USA Compression Partners, LP 6.875% 9/1/2027	247	248
	USA Compression Partners, LP 7.125% 3/15/2029[1]	700	706
	Valaris, Ltd. 8.375% 4/30/2030[1]	450	466
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	1,190	1,085
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	195	198
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	2,250	2,021
	Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]	1,260	1,075
	Venture Global LNG, Inc. 8.125% 6/1/2028[1]	710	732
	Venture Global LNG, Inc. 9.50% 2/1/2029[1]	405	444
	Venture Global LNG, Inc. 8.375% 6/1/2031[1]	1,000	1,038
	Vital Energy, Inc. 7.875% 4/15/2032[1]	1,045	1,063
	W&T Offshore, Inc. 11.75% 2/1/2026[1]	355	365
	Weatherford International, Ltd. 8.625% 4/30/2030[1]	2,966	3,076
	Western Midstream Operating, LP 3.10% 2/1/2025[7]	35	34
	Western Midstream Operating, LP 4.50% 3/1/2028	239	231
	Western Midstream Operating, LP 5.25% 2/1/2050[7]	300	263

			130,824

Communication services 12.14%	Altice France Holding SA 10.50% 5/15/2027[1]	1,080	432
	Altice France SA 5.125% 7/15/2029[1]	2,227	1,468
	Altice France SA 5.50% 10/15/2029[1]	380	251
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN5,750	306
	CCO Holdings, LLC 5.50% 5/1/2026[1]	USD102	101
	CCO Holdings, LLC 5.00% 2/1/2028[1]	901	843
	CCO Holdings, LLC 5.375% 6/1/2029[1]	360	328
	CCO Holdings, LLC 6.375% 9/1/2029[1]	300	285
	CCO Holdings, LLC 4.75% 3/1/2030[1]	3,521	3,052
	CCO Holdings, LLC 4.50% 8/15/2030[1]	2,634	2,232
	CCO Holdings, LLC 4.25% 2/1/2031[1]	3,093	2,528
	CCO Holdings, LLC 4.75% 2/1/2032[1]	2,324	1,905
	CCO Holdings, LLC 4.50% 5/1/2032	1,768	1,425
	CCO Holdings, LLC 4.50% 6/1/2033[1]	1,568	1,235
	CCO Holdings, LLC 4.25% 1/15/2034[1]	3,431	2,607
	Charter Communications Operating, LLC 5.25% 4/1/2053	400	314
	Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[1]	570	499
	Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029[1]	315	264
	Cogent Communications Group, Inc. 3.50% 5/1/2026[1]	690	661
	Connect Finco SARL 6.75% 10/1/2026[1]	3,510	3,391
	Consolidated Communications, Inc. 5.00% 10/1/2028[1]	225	186
	CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.829% 1/18/2028[5,6]	1,157	1,115
	Diamond Sports Group, LLC 5.375% 8/15/2026[1,2]	503	10

American Funds Insurance Series  198

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Communication services (continued)	Diamond Sports Group, LLC 6.625% 8/15/2027[1,2]	USD1,056	$22
	Diamond Sports Group, LLC, Term Loan, 5.00% 12/2/2024[3,5]	87	124
	DIRECTV Financing, LLC 5.875% 8/15/2027[1]	3,021	2,844
	DIRECTV Financing, LLC 8.875% 2/1/2030[1]	325	318
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.458% 8/2/2027[5,6]	669	672
	DISH DBS Corp. 5.875% 11/15/2024	11,610	11,034
	DISH DBS Corp. 7.75% 7/1/2026	735	457
	DISH DBS Corp. 5.25% 12/1/2026[1]	515	407
	DISH Network Corp. 11.75% 11/15/2027[1]	5,840	5,732
	Embarq Corp. 7.995% 6/1/2036	3,649	479
	Frontier Communications Holdings, LLC 5.875% 10/15/2027[1]	820	801
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]	3,315	3,127
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	3,070	2,819
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	1,025	894
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	1,685	1,468
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]	710	732
	Frontier Communications Holdings, LLC 8.625% 3/15/2031[1]	185	191
	Gray Television, Inc. 7.00% 5/15/2027[1]	2,580	2,378
	Gray Television, Inc. 10.50% 7/15/2029[1]	3,560	3,583
	Gray Television, Inc. 4.75% 10/15/2030[1]	817	491
	Gray Television, Inc. 5.375% 11/15/2031[1]	3,725	2,115
	Gray Television, Inc., Term Loan B, (1-month USD CME Term SOFR + 5.25%) 10.57% 5/23/2029[5,6]	830	790
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[1]	2,295	2,141
	Lamar Media Corp. 4.00% 2/15/2030	260	236
	Lamar Media Corp. 3.625% 1/15/2031	160	141
	Level 3 Financing, Inc. 3.75% 7/15/2029[1]	550	173
	Ligado Networks, LLC 15.50% PIK 11/1/2023[1,2,3]	2,558	377
	Ligado Networks, LLC, Term Loan, 17.50% PIK 11/1/2023[2,3,4,5]	347	330
	Likewize Corp. 9.75% 10/15/2025[1]	140	141
	Merlin Entertainments Group U.S. Holdings, Inc. 7.375% 2/15/2031[1]	330	337
	Midas OpCo Holdings, LLC 5.625% 8/15/2029[1]	1,975	1,826
	News Corp. 3.875% 5/15/2029[1]	1,240	1,143
	Nexstar Media, Inc. 5.625% 7/15/2027[1]	324	308
	Nexstar Media, Inc. 4.75% 11/1/2028[1]	3,195	2,844
	Scripps Escrow II, Inc. 3.875% 1/15/2029[1]	680	474
	Sirius XM Radio, Inc. 3.125% 9/1/2026[1]	1,865	1,756
	Sirius XM Radio, Inc. 5.00% 8/1/2027[1]	220	211
	Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	2,914	2,635
	Sirius XM Radio, Inc. 5.50% 7/1/2029[1]	485	456
	Sirius XM Radio, Inc. 4.125% 7/1/2030[1]	1,973	1,687
	Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	4,248	3,471
	Sprint Capital Corp. 6.875% 11/15/2028	316	335
	Sprint Capital Corp. 8.75% 3/15/2032	716	862
	Sprint, LLC 7.625% 3/1/2026	480	494
	TEGNA, Inc. 5.00% 9/15/2029	366	324
	T-Mobile USA, Inc. 3.375% 4/15/2029	860	795
	Univision Communications, Inc. 6.625% 6/1/2027[1]	3,170	3,038
	Univision Communications, Inc. 8.00% 8/15/2028[1]	2,455	2,396
	Univision Communications, Inc. 4.50% 5/1/2029[1]	4,762	4,007
	Univision Communications, Inc. 7.375% 6/30/2030[1]	2,235	2,081
	Univision Communications, Inc. 8.50% 7/31/2031[1]	960	933
	Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 9.585% 6/24/2029[5,6]	68	69
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]	2,375	1,975
	VZ Secured Financing BV 5.00% 1/15/2032[1]	600	512
	WMG Acquisition Corp. 3.75% 12/1/2029[1]	1,450	1,316

199  American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Communication services (continued)	WMG Acquisition Corp. 3.875% 7/15/2030[1]	USD580	$518
	WMG Acquisition Corp. 3.00% 2/15/2031[1]	225	194
	Ziggo BV 4.875% 1/15/2030[1]	865	770

			108,222

Consumer discretionary 10.40%	Advance Auto Parts, Inc. 1.75% 10/1/2027	199	174
	Advance Auto Parts, Inc. 5.95% 3/9/2028	933	926
	Advance Auto Parts, Inc. 3.90% 4/15/2030	1,121	1,014
	Advance Auto Parts, Inc. 3.50% 3/15/2032	1,004	854
	Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.208% 2/2/2026[5,6]	338	331
	Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	841	837
	Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	265	242
	Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	580	508
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	1,904	1,968
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	1,275	1,180
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	865	784
	Bath & Body Works, Inc. 6.875% 11/1/2035	1,836	1,854
	Bath & Body Works, Inc. 6.75% 7/1/2036	875	872
	Boyd Gaming Corp. 4.75% 12/1/2027	441	425
	Boyd Gaming Corp. 4.75% 6/15/2031[1]	345	313
	Boyne USA, Inc. 4.75% 5/15/2029[1]	650	607
	Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	3,769	3,458
	Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	1,967	2,011
	Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	1,235	1,242
	Carnival Corp. 5.75% 3/1/2027[1]	890	880
	Carnival Corp. 4.00% 8/1/2028[1]	2,440	2,293
	Carnival Corp. 6.00% 5/1/2029[1]	2,556	2,526
	Carnival Corp. 10.50% 6/1/2030[1]	1,564	1,700
	Clarios Global, LP 6.25% 5/15/2026[1]	140	140
	Clarios Global, LP 8.50% 5/15/2027[1]	315	317
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[1]	1,540	1,594
	Dana, Inc. 4.50% 2/15/2032	195	168
	Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	1,295	1,180
	Fertitta Entertainment, LLC 6.75% 1/15/2030[1]	1,745	1,534
	First Student Bidco, Inc. 4.00% 7/31/2029[1]	1,365	1,231
	First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.596% 7/21/2028[5,6]	336	337
	First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.596% 7/21/2028[5,6]	102	102
	Ford Motor Co. 3.25% 2/12/2032	210	174
	Ford Motor Co. 6.10% 8/19/2032	250	250
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	799	815
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	695	670
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	115	108
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	300	290
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	370	389
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	770	688
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,215	1,285
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[1]	280	283
	Gap, Inc. 3.625% 10/1/2029[1]	170	147
	Gap, Inc. 3.875% 10/1/2031[1]	108	90
	Garrett Motion Holdings, Inc. 7.75% 5/31/2032[1]	225	228
	Hanesbrands, Inc. 4.875% 5/15/2026[1]	714	699
	Hanesbrands, Inc. 9.00% 2/15/2031[1]	1,821	1,910
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 3/8/2030[5,6]	1,258	1,264
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	408	392
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]	1,045	936

American Funds Insurance Series  200

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Consumer discretionary (continued)	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]	USD591	$552
	Hyundai Capital America 1.65% 9/17/2026[1]	70	64
	International Game Technology PLC 6.50% 2/15/2025[1]	201	201
	International Game Technology PLC 4.125% 4/15/2026[1]	465	453
	International Game Technology PLC 5.25% 1/15/2029[1]	1,065	1,031
	KB Home 6.875% 6/15/2027	330	338
	KB Home 7.25% 7/15/2030	330	340
	Kontoor Brands, Inc. 4.125% 11/15/2029[1]	370	335
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	4,230	3,960
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	2,000	2,089
	Levi Strauss & Co. 3.50% 3/1/2031[1]	915	793
	LGI Homes, Inc. 8.75% 12/15/2028[1]	445	464
	Light and Wonder International, Inc. 7.00% 5/15/2028[1]	735	739
	Light and Wonder International, Inc. 7.25% 11/15/2029[1]	960	981
	Light and Wonder International, Inc. 7.50% 9/1/2031[1]	305	315
	Lindblad Expeditions, LLC 6.75% 2/15/2027[1]	205	203
	Lithia Motors, Inc. 3.875% 6/1/2029[1]	1,090	980
	Lithia Motors, Inc. 4.375% 1/15/2031[1]	700	624
	M.D.C. Holdings, Inc. 6.00% 1/15/2043	803	846
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	690	635
	Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]	595	558
	Merlin Entertainments PLC 5.75% 6/15/2026[1]	492	485
	MGM Resorts International 5.50% 4/15/2027	200	197
	Motel 6 Operating, LP, Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.446% 9/9/2026[5,6]	227	228
	NCL Corp., Ltd. 5.875% 2/15/2027[1]	375	370
	NCL Corp., Ltd. 7.75% 2/15/2029[1]	360	375
	Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[1]	1,650	1,632
	Newell Brands Inc. 6.625% 9/15/2029	435	427
	Party City Holdings, Inc. 0% 10/12/2028[4]	500	–	[8]
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[1,3]	2,366	2,285
	PENN Entertainment, Inc. 4.125% 7/1/2029[1]	15	13
	QVC, Inc. 4.45% 2/15/2025	580	571
	Rakuten Group, Inc. 9.75% 4/15/2029[1]	375	387
	RHP Hotel Properties, LP 7.25% 7/15/2028[1]	492	509
	RHP Hotel Properties, LP 4.50% 2/15/2029[1]	660	619
	Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026[1]	70	69
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	435	430
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]	860	909
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[1]	60	64
	Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]	553	573
	Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[1]	1,725	1,741
	Sally Holdings, LLC 6.75% 3/1/2032	1,792	1,772
	Scientific Games Holdings, LP 6.625% 3/1/2030[1]	805	785
	Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 8.306% 4/4/2029[5,6]	497	497
	Service Corp. International 4.00% 5/15/2031	305	272
	Sonic Automotive, Inc. 4.625% 11/15/2029[1]	1,735	1,568
	Sonic Automotive, Inc. 4.875% 11/15/2031[1]	2,525	2,225
	Station Casinos, LLC 6.625% 3/15/2032[1]	320	319
	STL Holding Co., LLC 8.75% 2/15/2029[1]	295	308
	Tempur Sealy International, Inc. 4.00% 4/15/2029[1]	95	86
	Travel + Leisure Co. 4.50% 12/1/2029[1]	370	341
	Universal Entertainment Corp. 8.75% 12/11/2024[1]	4,610	4,966
	Vail Resorts, Inc. 6.50% 5/15/2032[1]	1,075	1,089
	Valvoline, Inc. 3.625% 6/15/2031[1]	630	544
	Velocity Vehicle Group, LLC 8.00% 6/1/2029[1]	710	731
	Wand NewCo 3, Inc. 7.625% 1/30/2032[1]	1,435	1,483
	Wand NewCo 3, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 1/30/2031[5,6]	420	423
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	1,040	1,018

201  American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)	Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	USD455	$424
	Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	482	459
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	247	256
	ZF North America Capital, Inc. 4.75% 4/29/2025[1]	300	296
	ZF North America Capital, Inc. 7.125% 4/14/2030[1]	250	259

			92,726

Health care 9.26%	AdaptHealth, LLC 6.125% 8/1/2028[1]	535	511
	AdaptHealth, LLC 4.625% 8/1/2029[1]	1,015	881
	AdaptHealth, LLC 5.125% 3/1/2030[1]	1,475	1,292
	AthenaHealth Group, Inc. 6.50% 2/15/2030[1]	1,295	1,193
	Avantor Funding, Inc. 4.625% 7/15/2028[1]	2,040	1,943
	Avantor Funding, Inc. 3.875% 11/1/2029[1]	905	824
	Bausch + Lomb Corp., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.689% 5/10/2027[5,6]	450	446
	Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	619	561
	Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	716	499
	Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	4,599	4,288
	Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	1,256	1,139
	Bausch Health Companies, Inc. 6.125% 2/1/2027[1]	245	204
	Bausch Health Companies, Inc. 5.75% 8/15/2027[1]	875	698
	Bausch Health Companies, Inc. 5.00% 1/30/2028[1]	982	517
	Bausch Health Companies, Inc. 4.875% 6/1/2028[1]	3,610	2,706
	Bausch Health Companies, Inc. 7.25% 5/30/2029[1]	340	177
	Bausch Health Companies, Inc. 5.25% 1/30/2030[1]	1,732	814
	Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	3,317	1,555
	Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.694% 2/1/2027[5,6]	351	321
	Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]	815	800
	Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]	455	436
	Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]	1,078	1,033
	Catalent Pharma Solutions, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.00%) 8.344% 2/22/2028[5,6]	562	563
	Centene Corp. 4.25% 12/15/2027	337	322
	Centene Corp. 4.625% 12/15/2029	1,495	1,415
	Centene Corp. 3.375% 2/15/2030	217	193
	Centene Corp. 3.00% 10/15/2030	295	252
	Centene Corp. 2.50% 3/1/2031	1,125	924
	Centene Corp. 2.625% 8/1/2031	615	506
	Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	186	176
	Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	680	621
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	1,510	1,407
	CHS / Community Health Systems, Inc. 5.25% 5/15/2030[1]	1,845	1,523
	CHS / Community Health Systems, Inc. 4.75% 2/15/2031[1]	1,020	803
	CHS / Community Health Systems, Inc. 10.875% 1/15/2032[1]	185	193
	Concentra Escrow Issuer Corp. 6.875% 7/15/2032[1]	405	411
	DaVita, Inc. 4.625% 6/1/2030[1]	690	624
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[1]	2,855	2,950
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.826% 4/23/2031[5,6]	2,170	2,168
	Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 7/1/2030[5,6]	178	178
	Grifols SA 4.75% 10/15/2028[1]	1,960	1,693
	Grifols, SA 7.50% 5/1/2030[4]	EUR1,400	1,499
	HCA, Inc. 5.625% 9/1/2028	USD1,300	1,312
	HCA, Inc. 3.50% 9/1/2030	180	162
	HCA, Inc. 4.625% 3/15/2052	233	188
	HCA, Inc. 7.50% 11/15/2095	250	270
	Hologic, Inc. 3.25% 2/15/2029[1]	415	373

American Funds Insurance Series  202

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Health care (continued)	IQVIA, Inc. 5.00% 10/15/2026[1]	USD603	$592
	IQVIA, Inc. 6.50% 5/15/2030[1]	245	249
	Jazz Securities DAC 4.375% 1/15/2029[1]	261	242
	Mallinckrodt International Finance SA 14.75% 11/14/2028[1]	284	309
	Medline Borrower, LP 3.875% 4/1/2029[1]	225	207
	Medline Borrower, LP 6.25% 4/1/2029[1]	1,114	1,128
	Medline Borrower, LP 5.25% 10/1/2029[1]	1,760	1,681
	Medline Borrower, LP, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 8.094% 10/23/2028[5,6]	556	558
	Molina Healthcare, Inc. 4.375% 6/15/2028[1]	830	782
	Molina Healthcare, Inc. 3.875% 11/15/2030[1]	2,514	2,237
	Molina Healthcare, Inc. 3.875% 5/15/2032[1]	2,650	2,299
	Option Care Health, Inc. 4.375% 10/31/2029[1]	290	266
	Owens & Minor, Inc. 4.50% 3/31/2029[1]	1,710	1,476
	Owens & Minor, Inc. 6.625% 4/1/2030[1]	2,310	2,102
	Radiology Partners, Inc. 3.50% PIK and 4.28% Cash 1/31/2029[1,3]	2,468	2,317
	Radiology Partners, Inc. 9.78% PIK 2/15/2030[1,3]	2,427	1,945
	Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 9.08% Cash 1/31/2029[3,5,6]	1,761	1,675
	Select Medical Corp. 6.25% 8/15/2026[1]	554	557
	Star Parent, Inc. 9.00% 10/1/2030[1]	560	589
	Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[1]	365	366
	Surgery Center Holdings, Inc. 7.25% 4/15/2032[1]	495	501
	Surgery Center Holdings, Inc., Term Loan B2, (1-month USD CME Term SOFR + 2.75%) 8.092% 12/19/2030[5,6]	345	346
	Team Health Holdings, Inc. 6.375% 2/1/2025[1]	244	234
	Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.58% 3/2/2027[5,6]	271	253
	Tenet Healthcare Corp. 6.25% 2/1/2027	500	500
	Tenet Healthcare Corp. 5.125% 11/1/2027	265	260
	Tenet Healthcare Corp. 4.625% 6/15/2028	440	419
	Tenet Healthcare Corp. 6.125% 10/1/2028	460	458
	Tenet Healthcare Corp. 4.25% 6/1/2029	1,535	1,431
	Tenet Healthcare Corp. 4.375% 1/15/2030	895	830
	Tenet Healthcare Corp. 6.125% 6/15/2030	25	25
	Tenet Healthcare Corp. 6.75% 5/15/2031	1,490	1,514
	Tenet Healthcare Corp. 6.875% 11/15/2031	100	106
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	1,784	1,676
	Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	745	719
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	813	833
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	5,640	5,430
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	400	430
	Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	754	839
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	822	575

			82,520

Materials 8.97%	Alcoa Nederland Holding BV 5.50% 12/15/2027[1]	510	503
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[1]	1,495	1,535
	ArcelorMittal SA 6.80% 11/29/2032	315	332
	ArcelorMittal SA 7.00% 10/15/2039	488	525
	ArcelorMittal SA 6.75% 3/1/2041	755	771
	Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	1,290	1,093
	ATI, Inc. 4.875% 10/1/2029	690	646
	ATI, Inc. 7.25% 8/15/2030	375	388
	ATI, Inc. 5.125% 10/1/2031	1,110	1,027
	Avient Corp. 7.125% 8/1/2030[1]	335	342
	Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]	240	250
	Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	460	448

203  American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Materials (continued)	Ball Corp. 6.875% 3/15/2028	USD465	$478
	Ball Corp. 6.00% 6/15/2029	350	352
	Ball Corp. 2.875% 8/15/2030	160	136
	Ball Corp. 3.125% 9/15/2031	1,220	1,033
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]	1,300	1,167
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	1,158	1,151
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]	1,871	1,773
	Cleveland-Cliffs, Inc. 6.75% 4/15/2030[1]	550	545
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]	2,240	1,986
	Cleveland-Cliffs, Inc. 7.00% 3/15/2032[1]	990	980
	Consolidated Energy Finance SA 5.625% 10/15/2028[1]	505	430
	Consolidated Energy Finance SA 12.00% 2/15/2031[1]	3,615	3,733
	CVR Partners, LP 6.125% 6/15/2028[1]	685	659
	Element Solutions, Inc. 3.875% 9/1/2028[1]	630	580
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	7,465	7,301
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]	5,620	5,879
	Freeport-McMoRan, Inc. 4.25% 3/1/2030	437	413
	Freeport-McMoRan, Inc. 5.45% 3/15/2043	411	391
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	9,072	9,012
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	5,873	5,845
	INEOS Finance PLC 6.75% 5/15/2028[1]	500	502
	INEOS Finance PLC 7.50% 4/15/2029[1]	285	288
	Kaiser Aluminum Corp. 4.625% 3/1/2028[1]	638	598
	LABL, Inc. 10.50% 7/15/2027[1]	160	157
	LABL, Inc. 5.875% 11/1/2028[1]	730	667
	LABL, Inc. 9.50% 11/1/2028[1]	302	305
	LSB Industries, Inc. 6.25% 10/15/2028[1]	625	603
	Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]	382	383
	Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027[1]	900	902
	Methanex Corp. 5.125% 10/15/2027	2,415	2,331
	Methanex Corp. 5.25% 12/15/2029	462	446
	Methanex Corp. 5.65% 12/1/2044	465	402
	Mineral Resources, Ltd. 8.125% 5/1/2027[1]	263	265
	Mineral Resources, Ltd. 8.00% 11/1/2027[1]	1,549	1,586
	Mineral Resources, Ltd. 9.25% 10/1/2028[1]	1,960	2,060
	Mineral Resources, Ltd. 8.50% 5/1/2030[1]	630	653
	NOVA Chemicals Corp. 5.25% 6/1/2027[1]	1,741	1,667
	NOVA Chemicals Corp. 8.50% 11/15/2028[1]	245	260
	NOVA Chemicals Corp. 4.25% 5/15/2029[1]	1,555	1,372
	NOVA Chemicals Corp. 9.00% 2/15/2030[1]	2,125	2,245
	Novelis Corp. 3.25% 11/15/2026[1]	690	650
	Novelis Corp. 4.75% 1/30/2030[1]	478	444
	Novelis Corp. 3.875% 8/15/2031[1]	987	855
	Olin Corp. 5.625% 8/1/2029	200	196
	Olin Corp. 5.00% 2/1/2030	180	170
	Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[1]	600	601
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	660	615
	SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	1,285	1,210
	Summit Materials, LLC 6.50% 3/15/2027[1]	360	361
	Summit Materials, LLC 5.25% 1/15/2029[1]	755	729
	Summit Materials, LLC 7.25% 1/15/2031[1]	385	399
	Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]	470	514
	Trivium Packaging Finance BV 5.50% 8/15/2026[1]	330	324
	Trivium Packaging Finance BV 8.50% 8/15/2027[1]	1,025	1,018
	Tronox, Inc. 4.625% 3/15/2029[1]	740	669

American Funds Insurance Series  204

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Materials (continued)	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.31% Cash 1/16/2026[3,5,6]	USD393	$396
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.33% Cash 10/10/2028[3,5,6]	825	822
	Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	623	637

			80,006

Financials 8.23%	AG Issuer, LLC 6.25% 3/1/2028[1]	1,211	1,186
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	907	941
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	660	619
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	1,801	1,778
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	1,460	1,368
	Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]	660	667
	AmWINS Group, Inc. 6.375% 2/15/2029[1]	765	768
	AmWINS Group, Inc. 4.875% 6/30/2029[1]	1,220	1,137
	Aretec Group, Inc. 7.50% 4/1/2029[1]	3,168	3,057
	Aretec Group, Inc. 10.00% 8/15/2030[1]	1,260	1,372
	AssuredPartners, Inc. 5.625% 1/15/2029[1]	365	342
	Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[1]	180	182
	Block, Inc. 2.75% 6/1/2026	1,640	1,550
	Block, Inc. 3.50% 6/1/2031	1,605	1,386
	Block, Inc. 6.50% 5/15/2032[1]	2,270	2,303
	Blue Owl Capital Corp. 3.40% 7/15/2026	290	273
	Blue Owl Capital Corp. III 3.125% 4/13/2027	600	549
	Blue Owl Credit Income Corp. 4.70% 2/8/2027	965	919
	Blue Owl Credit Income Corp. 6.65% 3/15/2031	380	372
	Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	1,060	1,106
	BroadStreet Partners, Inc. 5.875% 4/15/2029[1]	575	537
	Castlelake Aviation Finance DAC 5.00% 4/15/2027[1]	835	808
	Coinbase Global, Inc. 3.375% 10/1/2028[1]	2,830	2,429
	Coinbase Global, Inc. 3.625% 10/1/2031[1]	2,745	2,203
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	4,290	4,073
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	1,230	1,114
	GTCR (AP) Finance, Inc. 8.00% 5/15/2027[1]	607	609
	Hightower Holding, LLC 6.75% 4/15/2029[1]	1,280	1,199
	Howden UK Refinance PLC 7.25% 2/15/2031[1]	960	954
	Howden UK Refinance 2 PLC 8.125% 2/15/2032[1]	885	880
	HUB International, Ltd. 5.625% 12/1/2029[1]	240	227
	HUB International, Ltd. 7.25% 6/15/2030[1]	767	787
	HUB International, Ltd. 7.375% 1/31/2032[1]	630	639
	HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.575% 6/20/2030[5,6]	172	173
	Intercontinental Exchange, Inc. 3.625% 9/1/2028[1]	410	387
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	1,335	1,221
	JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[7]	160	140
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]	445	449
	LPL Holdings, Inc. 4.375% 5/15/2031[1]	715	656
	MSCI, Inc. 3.875% 2/15/2031[1]	630	568
	MSCI, Inc. 3.625% 11/1/2031[1]	341	299
	MSCI, Inc. 3.25% 8/15/2033[1]	584	483
	Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[1]	380	383
	Navient Corp. 5.875% 10/25/2024	1,295	1,294
	Navient Corp. 6.75% 6/25/2025	550	550
	Navient Corp. 6.75% 6/15/2026	640	644
	Navient Corp. 5.00% 3/15/2027	2,723	2,602
	Navient Corp. 4.875% 3/15/2028	550	505
	Navient Corp. 5.50% 3/15/2029	2,280	2,084
	Navient Corp. 9.375% 7/25/2030	300	316

205  American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Financials (continued)	Navient Corp. 11.50% 3/15/2031	USD2,675	$2,949
	Navient Corp. 5.625% 8/1/2033	1,478	1,181
	OneMain Finance Corp. 7.125% 3/15/2026	1,335	1,358
	OneMain Finance Corp. 5.375% 11/15/2029	120	113
	OneMain Finance Corp. 7.875% 3/15/2030	915	944
	Osaic Holdings, Inc. 10.75% 8/1/2027[1]	4,111	4,236
	Osaic Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 4.00%) 9.344% 8/17/2028[5,6]	354	356
	Owl Rock Capital Corp. 3.75% 7/22/2025	600	585
	Oxford Finance, LLC 6.375% 2/1/2027[1]	1,753	1,690
	Panther Escrow Issuer, LLC 7.125% 6/1/2031[1]	1,490	1,508
	Rocket Mortgage, LLC 2.875% 10/15/2026[1]	520	486
	Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	720	668
	Starwood Property Trust, Inc. 4.375% 1/15/2027[1]	655	621
	Starwood Property Trust, Inc. 7.25% 4/1/2029[1]	225	228
	Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/2032[5,6]	4,960	5,069
	USI, Inc. 7.50% 1/15/2032[1]	320	325

			73,405

Information technology 7.22%	Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	60	57
	Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]	580	544
	Boxer Parent Co., Inc. 7.125% 10/2/2025[1]	180	181
	Boxer Parent Co., Inc. 9.125% 3/1/2026[1]	240	241
	Cloud Software Group, Inc. 6.50% 3/31/2029[1]	1,205	1,158
	Cloud Software Group, Inc. 9.00% 9/30/2029[1]	5,385	5,229
	Cloud Software Group, Inc. 8.25% 6/30/2032[1]	1,400	1,428
	Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 9.335% 3/30/2029[5,6]	2,185	2,186
	CommScope Technologies, LLC 6.00% 6/15/2025[1]	4,084	3,332
	CommScope Technologies, LLC 5.00% 3/15/2027[1]	1,340	557
	CommScope, Inc. 6.00% 3/1/2026[1]	2,253	1,980
	CommScope, Inc. 8.25% 3/1/2027[1]	762	362
	CommScope, Inc. 7.125% 7/1/2028[1]	309	128
	CommScope, Inc. 4.75% 9/1/2029[1]	530	368
	CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.708% 4/6/2026[5,6]	2,078	1,876
	Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.826% 8/11/2028[1,5,6]	9,800	10,154
	Entegris, Inc. 4.75% 4/15/2029[1]	370	354
	Fair Isaac Corp. 4.00% 6/15/2028[1]	855	800
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[5,6,9]	3,647	3,665
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[5,6,9]	40	40
	Fortress Intermediate 3, Inc. 7.50% 6/1/2031[1]	440	451
	Gartner, Inc. 4.50% 7/1/2028[1]	1,038	1,001
	Gartner, Inc. 3.625% 6/15/2029[1]	19	17
	Gartner, Inc. 3.75% 10/1/2030[1]	776	697
	Go Daddy Operating Co., LLC 3.50% 3/1/2029[1]	345	312
	Helios Software Holdings, Inc. 8.75% 5/1/2029[1]	2,750	2,803
	Hughes Satellite Systems Corp. 5.25% 8/1/2026	3,255	2,523
	Hughes Satellite Systems Corp. 6.625% 8/1/2026	2,380	1,109
	Imola Merger Corp. 4.75% 5/15/2029[1]	300	281
	ION Trading Technologies SARL 9.50% 5/30/2029[1]	1,400	1,427
	McAfee Corp. 7.375% 2/15/2030[1]	865	800
	MicroStrategy, Inc. 6.125% 6/15/2028[1]	760	737
	NCR Atleos Corp. 9.50% 4/1/2029[1]	2,530	2,737

American Funds Insurance Series  206

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Information technology (continued)	NCR Voyix Corp. 5.125% 4/15/2029[1]	USD1,179	$1,111
	Open Text Corp. 3.875% 2/15/2028[1]	645	598
	Open Text Corp. 3.875% 12/1/2029[1]	465	417
	Open Text Holdings, Inc. 4.125% 12/1/2031[1]	220	194
	Rocket Software, Inc. 6.50% 2/15/2029[1]	330	288
	Synaptics, Inc. 4.00% 6/15/2029[1]	375	340
	UKG, Inc. 6.875% 2/1/2031[1]	1,855	1,880
	UKG, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.576% 2/10/2031[5,6]	874	878
	Unisys Corp. 6.875% 11/1/2027[1]	975	857
	Viasat, Inc. 5.625% 9/15/2025[1]	1,445	1,403
	Viasat, Inc. 5.625% 4/15/2027[1]	600	538
	Viasat, Inc. 6.50% 7/15/2028[1]	870	659
	Viasat, Inc. 7.50% 5/30/2031[1]	2,079	1,384
	Viavi Solutions, Inc. 3.75% 10/1/2029[1]	230	195
	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[4,7,9]	3,110	3,027
	Xerox Holdings Corp. 5.50% 8/15/2028[1]	435	375
	Xerox Holdings Corp. 8.875% 11/30/2029[1]	440	420
	Zebra Technologies Corp. 6.50% 6/1/2032[1]	300	304

			64,403

Industrials 6.54%	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]	217	215
	AAR Escrow Issuer, LLC 6.75% 3/15/2029[1]	261	266
	ADT Security Corp. 4.125% 8/1/2029[1]	200	185
	Allison Transmission, Inc. 3.75% 1/30/2031[1]	1,045	917
	Alta Equipment Group, Inc. 9.00% 6/1/2029[1]	300	279
	Ambipar Lux SARL 9.875% 2/6/2031[1]	380	369
	American Airlines, Inc. 8.50% 5/15/2029[1]	415	431
	Aramark Services, Inc. 5.00% 4/1/2025[1]	140	139
	Atkore, Inc. 4.25% 6/1/2031[1]	915	807
	Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]	885	851
	Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]	55	51
	Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]	1,325	1,214
	Avis Budget Car Rental, LLC 8.00% 2/15/2031[1]	1,055	1,046
	Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]	2,098	1,888
	Boeing Co. 6.528% 5/1/2034[1]	896	918
	Boeing Co. 6.858% 5/1/2054[1]	386	396
	Bombardier, Inc. 7.125% 6/15/2026[1]	441	448
	Bombardier, Inc. 7.875% 4/15/2027[1]	535	537
	Bombardier, Inc. 6.00% 2/15/2028[1]	560	554
	Bombardier, Inc. 7.45% 5/1/2034[1]	115	129
	Brand Industrial Services, Inc. 10.375% 8/1/2030[1]	430	465
	Brand Industrial Services, Inc., Term Loan C, (3-month USD CME Term SOFR + 4.50%) 9.827% 8/1/2030[5,6]	228	229
	Brink’s Co. (The) 6.50% 6/15/2029[1]	170	172
	Brink’s Co. (The) 4.625% 10/15/2027[1]	719	690
	BWX Technologies, Inc. 4.125% 6/30/2028[1]	165	154
	BWX Technologies, Inc. 4.125% 4/15/2029[1]	335	310
	Champions Financing, Inc. 8.75% 2/15/2029[1]	715	734
	Chart Industries, Inc. 7.50% 1/1/2030[1]	523	541
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	915	851
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	890	827
	Clean Harbors, Inc. 4.875% 7/15/2027[1]	766	742
	Clean Harbors, Inc. 6.375% 2/1/2031[1]	116	116
	CoreLogic, Inc. 4.50% 5/1/2028[1]	2,824	2,566
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.958% 6/4/2029[5,6]	660	648
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	980	911
	Enviri Corp. 5.75% 7/31/2027[1]	480	457

207  American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Industrials (continued)	EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	USD1,850	$1,911
	EquipmentShare.com, Inc. 8.625% 5/15/2032[1]	575	597
	ESAB Corp. 6.25% 4/15/2029[1]	525	529
	GFL Environmental, Inc. 4.00% 8/1/2028[1]	430	400
	Herc Holdings, Inc. 5.50% 7/15/2027[1]	200	197
	Herc Holdings, Inc. 6.625% 6/15/2029[1]	235	239
	Hertz Corp. (The) 4.625% 12/1/2026[1]	220	160
	Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.25%) 8.859% 6/30/2028[5,6]	151	137
	Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.25%) 8.859% 6/30/2028[5,6]	29	26
	Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[1]	745	772
	Husky Injection Molding Systems, Ltd., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.326% 2/15/2029[5,6]	350	351
	Icahn Enterprises, LP 6.25% 5/15/2026	897	891
	Icahn Enterprises, LP 5.25% 5/15/2027	1,219	1,145
	Icahn Enterprises, LP 9.75% 1/15/2029[1]	745	773
	Icahn Enterprises, LP 4.375% 2/1/2029	675	578
	Maxim Crane Works Holdings Capital, LLC 11.50% 9/1/2028[1]	450	465
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	1,282	1,285
	Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[1]	309	311
	Moog, Inc. 4.25% 12/9/2027[1]	395	375
	Mueller Water Products, Inc. 4.00% 6/15/2029[1]	275	252
	NESCO Holdings II, Inc. 5.50% 4/15/2029[1]	315	292
	Owens Corning 3.50% 2/15/2030[1]	530	483
	Pitney Bowes, Inc. 6.875% 3/15/2027[1]	600	567
	PM General Purchaser, LLC 9.50% 10/1/2028[1]	1,320	1,350
	Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]	475	440
	Reworld Holding Corp. 4.875% 12/1/2029[1]	990	905
	Reworld Holding Corp. 5.00% 9/1/2030	1,455	1,318
	Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]	581	592
	Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]	468	489
	Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]	110	101
	Sabre GLBL, Inc. 8.625% 6/1/2027[1]	50	46
	Seagate HDD Cayman 8.25% 12/15/2029	190	204
	Seagate HDD Cayman 8.50% 7/15/2031	455	490
	Sensata Technologies, Inc. 3.75% 2/15/2031[1]	795	694
	SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	440	429
	Spirit AeroSystems, Inc. 4.60% 6/15/2028	1,218	1,142
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	1,249	1,346
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]	3,190	3,523
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.58% 1/15/2027[5,6]	1,092	1,101
	Stericycle, Inc. 3.875% 1/15/2029[1]	65	61
	Titan International, Inc. 7.00% 4/30/2028	750	722
	TransDigm, Inc. 5.50% 11/15/2027	1,030	1,012
	TransDigm, Inc. 6.375% 3/1/2029[1]	1,320	1,328
	TransDigm, Inc. 4.875% 5/1/2029	380	356
	TransDigm, Inc. 6.875% 12/15/2030[1]	355	363
	TransDigm, Inc. 6.625% 3/1/2032[1]	1,225	1,239
	United Rentals (North America), Inc. 6.00% 12/15/2029[1]	115	116
	United Rentals (North America), Inc. 3.875% 2/15/2031	720	643
	United Rentals (North America), Inc. 3.75% 1/15/2032	505	440
	United Rentals (North America), Inc. 6.125% 3/15/2034[1]	310	309
	WESCO Distribution, Inc. 6.625% 3/15/2032[1]	1,600	1,619
	Wrangler Holdco Corp. 6.625% 4/1/2032[1]	325	324
	XPO, Inc. 7.125% 6/1/2031[1]	533	545
	XPO, Inc. 7.125% 2/1/2032[1]	270	277

			58,313

American Funds Insurance Series  208

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Real estate 5.89%	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	USD2,063	$1,272
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	1,392	832
	Anywhere Real Estate Group, LLC 7.00% 4/15/2030[1]	465	381
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	1,369	1,342
	Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	574	535
	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 1/31/2030[5,6]	294	296
	Forestar Group, Inc. 3.85% 5/15/2026[1]	465	446
	Forestar Group, Inc. 5.00% 3/1/2028[1]	92	88
	Greystar Real Estate Partners, LLC 7.75% 9/1/2030[1]	255	269
	HAT Holdings I, LLC 8.00% 6/15/2027[1]	300	312
	Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	1,327	1,263
	Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	2,513	2,250
	Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	3,083	2,658
	Iron Mountain, Inc. 4.875% 9/15/2027[1]	1,006	976
	Iron Mountain, Inc. 5.25% 3/15/2028[1]	1,214	1,176
	Iron Mountain, Inc. 5.00% 7/15/2028[1]	367	352
	Iron Mountain, Inc. 7.00% 2/15/2029[1]	210	214
	Iron Mountain, Inc. 5.25% 7/15/2030[1]	3,075	2,925
	Iron Mountain, Inc. 4.50% 2/15/2031[1]	1,660	1,500
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,270	1,944
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,750	2,285
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,255	1,846
	Ladder Capital Finance Holdings LLP 5.25% 10/1/2025[1]	650	645
	Ladder Capital Finance Holdings LLP 4.25% 2/1/2027[1]	1,249	1,184
	Ladder Capital Finance Holdings LLP 4.75% 6/15/2029[1]	780	721
	MPT Operating Partnership, LP 5.00% 10/15/2027	5,968	4,935
	MPT Operating Partnership, LP 3.50% 3/15/2031	1,134	740
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	820	770
	Park Intermediate Holdings, LLC 7.00% 2/1/2030[1]	380	385
	RLJ Lodging Trust, LP 4.00% 9/15/2029[1]	800	707
	SBA Communications Corp. 3.125% 2/1/2029	131	117
	Service Properties Trust 5.25% 2/15/2026	117	113
	Service Properties Trust 4.75% 10/1/2026	1,445	1,355
	Service Properties Trust 4.95% 2/15/2027	1,931	1,756
	Service Properties Trust 5.50% 12/15/2027	350	325
	Service Properties Trust 3.95% 1/15/2028	2,682	2,249
	Service Properties Trust 8.375% 6/15/2029	1,985	1,953
	Service Properties Trust 4.95% 10/1/2029	2,139	1,625
	Service Properties Trust 4.375% 2/15/2030	941	666
	Service Properties Trust 8.625% 11/15/2031[1]	4,465	4,658
	Service Properties Trust 8.875% 6/15/2032	1,050	980
	VICI Properties, LP 3.50% 2/15/2025[1]	261	258
	VICI Properties, LP 4.625% 6/15/2025[1]	620	612
	VICI Properties, LP 3.875% 2/15/2029[1]	650	602

			52,518

Consumer staples 4.47%	Albertsons Companies, Inc. 4.625% 1/15/2027[1]	900	870
	Albertsons Companies, Inc. 3.50% 3/15/2029[1]	993	894
	Albertsons Companies, Inc. 4.875% 2/15/2030[1]	465	440
	Amer Sports Co. 6.75% 2/16/2031[1]	575	574
	B&G Foods, Inc. 5.25% 4/1/2025	183	183
	B&G Foods, Inc. 5.25% 9/15/2027	1,383	1,283
	B&G Foods, Inc. 8.00% 9/15/2028[1]	965	982
	BJ’s Wholesale Club, Term Loan B, (3-month USD CME Term SOFR + 2.00%) 7.329% 2/5/2029[5,6]	222	223
	Central Garden & Pet Co. 4.125% 10/15/2030	915	816
	Central Garden & Pet Co. 4.125% 4/30/2031[1]	880	777
	Coty, Inc. 5.00% 4/15/2026[1]	1,135	1,121

209  American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Consumer staples (continued)	Coty, Inc. 4.75% 1/15/2029[1]	USD1,880	$1,788
	Coty, Inc. 6.625% 7/15/2030[1]	925	939
	Darling Ingredients, Inc. 6.00% 6/15/2030[1]	1,085	1,068
	Energizer Holdings, Inc. 4.375% 3/31/2029[1]	465	421
	Fiesta Purchaser, Inc. 7.875% 3/1/2031[1]	1,120	1,158
	Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 9.344% 2/12/2031[5,6]	160	161
	H.J. Heinz Co. 3.875% 5/15/2027	275	266
	H.J. Heinz Co. 4.375% 6/1/2046	26	21
	Ingles Markets, Inc. 4.00% 6/15/2031[1]	370	322
	KeHE Distributors, LLC 9.00% 2/15/2029[1]	485	498
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]	2,223	2,277
	Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]	3,390	3,508
	Kronos Acquisition Holdings, Inc. 8.25% 6/30/2031[1]	640	641
	Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032[1]	425	408
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	1,920	1,745
	Performance Food Group, Inc. 5.50% 10/15/2027[1]	705	690
	Performance Food Group, Inc. 4.25% 8/1/2029[1]	483	440
	Post Holdings, Inc. 5.625% 1/15/2028[1]	1,199	1,181
	Post Holdings, Inc. 5.50% 12/15/2029[1]	451	436
	Post Holdings, Inc. 4.625% 4/15/2030[1]	3,355	3,085
	Post Holdings, Inc. 4.50% 9/15/2031[1]	1,145	1,027
	Post Holdings, Inc. 6.25% 2/15/2032[1]	2,165	2,171
	Prestige Brands, Inc. 5.125% 1/15/2028[1]	138	134
	Prestige Brands, Inc. 3.75% 4/1/2031[1]	1,275	1,111
	Simmons Foods, Inc. 4.625% 3/1/2029[1]	558	491
	TreeHouse Foods, Inc. 4.00% 9/1/2028	1,925	1,731
	United Natural Foods, Inc. 6.75% 10/15/2028[1]	2,378	2,149
	United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 10.094% 5/1/2031[5,6]	1,345	1,353
	US Foods, Inc. 4.625% 6/1/2030[1]	510	474

			39,857

Utilities 1.82%	Aegea Finance SARL 9.00% 1/20/2031[1]	330	343
	AmeriGas Partners, LP 5.50% 5/20/2025	102	102
	AmeriGas Partners, LP 5.75% 5/20/2027	302	285
	Calpine Corp. 4.50% 2/15/2028[1]	150	143
	Calpine Corp. 5.125% 3/15/2028[1]	518	499
	Calpine Corp. 3.75% 3/1/2031[1]	500	442
	DPL, Inc. 4.125% 7/1/2025	555	546
	Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7,10]	1,155	1,151
	Enfragen Energia Sur SA 5.375% 12/30/2030	200	167
	FirstEnergy Corp. 2.25% 9/1/2030	980	821
	MIWD Holdco II, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.844% 3/28/2031[5,6]	280	282
	NextEra Energy Operating Partners, LP 4.25% 7/15/2024[1]	122	122
	NRG Energy, Inc. 3.625% 2/15/2031[1]	110	94
	Pacific Gas and Electric Co. 3.30% 8/1/2040	280	200
	Pacific Gas and Electric Co. 4.95% 7/1/2050	745	616
	Pacific Gas and Electric Co. 3.50% 8/1/2050	2,020	1,320
	PG&E Corp. 5.00% 7/1/2028	2,935	2,827
	PG&E Corp. 5.25% 7/1/2030	3,365	3,216
	Talen Energy Supply, LLC 8.625% 6/1/2030[1]	2,362	2,520
	Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.827% 5/17/2030[5,6]	282	285
	Vistra Operations Co., LLC 3.55% 7/15/2024[1]	231	231

			16,212

American Funds Insurance Series  210

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Municipals 0.02%	Aeropuertos Dominicanos Siglo XXI, SA 7.00% 6/30/2034[1]	USD200	$203

	Total corporate bonds, notes & loans		799,209

U.S. Treasury bonds & notes 0.10%
U.S. Treasury 0.10%	U.S. Treasury 3.875% 8/15/2033[11]	920	885

Mortgage-backed obligations 0.08%
Collateralized mortgage-backed obligations 0.08%	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,4]	712	696

Bonds & notes of governments & government agencies outside the U.S. 0.04%
	Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[7]	600	339

	Total bonds, notes & other debt instruments (cost: $822,620,000)		801,129

Convertible bonds & notes 0.07%
Communication services 0.07%	DISH Network Corp., convertible notes, 3.375% 8/15/2026	925	578

	Total convertible bonds & notes (cost: $835,000)		578

Common stocks 6.14%		Shares
Health care 2.56%	Rotech Healthcare, Inc.[4,9,12]	201,793	19,877
	Endo, Inc.[12]	72,421	2,037
	Endo, Inc.[1,12]	25,905	728
	Endo, Inc. GUC 6.00% Escrow[4,12]	2,313,000	–	[8]
	Endo, Inc., 1L 7.50% Escrow[4,12]	5,505,000	–	[8]
	Endo, Inc., 2L 9.50% Escrow[4,12]	311,000	–	[8]
	Endo, Inc., 1L 6.875% Escrow[4,12]	520,000	–	[8]
	Endo, Inc., 1L 6.125% Escrow[4,12]	525,000	–	[8]
	Mallinckrodt PLC[12]	3,631	194

			22,836

Information technology 1.21%	Diebold Nixdorf, Inc.[12]	281,243	10,822

Energy 0.90%	Ascent Resources - Utica, LLC, Class A4,9	62,978	2,647
	Chesapeake Energy Corp.	29,829	2,452
	Weatherford International[12]	10,059	1,232
	Altera Infrastructure, LP4,12	9,127	682
	Constellation Oil Services Holding SA, Class B-1[4,12]	3,449,949	552
	Diamond Offshore Drilling, Inc.[12]	13,372	207
	Mesquite Energy, Inc.[4,12]	3,558	202
	Exxon Mobil Corp.	739	85
	Bighorn Permian Resources, LLC[4]	2,894	–	[8]

			8,059

211  American Funds Insurance Series

American High-Income Trust (continued)

Common stocks (continued)	Shares	Value (000)

Utilities 0.69%	Talen Energy Corp.[12]	52,138	$5,789
	PG&E Corp.	18,786	328

			6,117

Consumer discretionary 0.38%	Party City Holdco, Inc.[4,12]	126,254	2,199
	Party City Holdco, Inc.[1,4,12]	1,260	22
	NMG Parent, LLC[12]	9,965	1,134
	MYT Holding Co., Class B12	608,846	69

			3,424

Materials 0.26%	Venator Materials PLC[4,12]	3,232	2,280

Real estate 0.07%	WeWork, Inc.[4,12]	57,167	573

Communication services 0.04%	Intelsat SA	8,182	307
	iHeartMedia, Inc., Class A12	22,639	25

			332

Financials 0.03%	Navient Corp.	20,000	291

	Total common stocks (cost: $36,385,000)		54,734

Preferred securities 0.35%
Industrials 0.19%	ACR III LSC Holdings, LLC, Series B, preferred shares[1,4,12]	1,022	1,751

Consumer discretionary 0.16%	MYT Holdings, LLC, Series A, 10.00% preferred shares[12]	2,095,904	1,416

	Total preferred securities (cost: $2,933,000)		3,167

Rights & warrants 0.03%
Consumer discretionary 0.03%	NMG Parent, LLC, warrants, expire 9/24/2027[12]	27,111	265

	Total rights & warrants (cost: $164,000)		265

Short-term securities 2.29%

Money market investments 2.29%
	Capital Group Central Cash Fund 5.37%[13,14]	204,360	20,436

	Total short-term securities (cost: $20,435,000)		20,436

	Total investment securities 98.73% (cost: $883,372,000)		880,309
	Other assets less liabilities 1.27%		11,355

	Net assets 100.00%		$891,664

American Funds Insurance Series  212

American High-Income Trust (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)

30 Day Federal Funds Futures	Long	184	9/3/2024	USD72,605	$(36)
2 Year U.S. Treasury Note Futures	Long	118	10/3/2024	24,098	51
5 Year U.S. Treasury Note Futures	Long	135	10/3/2024	14,388	86
10 Year Ultra U.S. Treasury Note Futures	Short	8	9/30/2024	(908)	(6)
10 Year U.S. Treasury Note Futures	Short	14	9/30/2024	(1,540)	(14)
30 Year Ultra U.S. Treasury Bond Futures	Short	1	9/30/2024	(125)	(2)

					$79

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices – buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)

CDX.NA.HY.41	5.00%	Quarterly	12/20/2028	USD5,069	$(323)	$(319)	$(4)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	4,645	(291)	(304)	13
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	13,634	(281)	(293)	12

					$(895)	$(916)	$21

Investments in affiliates14

					Net
				Net	unrealized		Dividend
	Value at			realized	appreciation	Value at	or interest
	1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	6/30/2024	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 2.29%
Money market investments 2.29%
Capital Group Central Cash Fund 5.37%[13]	$27,114	$112,431	$119,114	$3	$2	$20,436	$797

Restricted securities9

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

Rotech Healthcare, Inc.[4,12]	9/26/2013	$4,331	$19,877	2.23%

Finastra USA, Inc., Term Loan B,

(3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[5,6]	9/13/2023-5/31/2024	3,580	3,665	.41

Finastra USA, Inc., Term Loan,

(3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[5,6]	9/13/2023-6/13/2024	40	40	.00 [15]

213  American Funds Insurance Series

American High-Income Trust (continued)

Restricted securities9 (continued)

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[4,7]	6/23/2023	$3,024	$3,027	.34%

Ascent Resources - Utica, LLC, Class A4	11/15/2016	302	2,647	.30

Total		$11,277	$29,256	3.28%

[1]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $597,161,000, which represented 66.97% of the net assets of the fund.

[2]	Scheduled interest and/or principal payment was not received.
[3]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[4]	Value determined using significant unobservable inputs.
[5]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $43,759,000, which represented 4.91% of the net assets of the fund.

[6]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[7]	Step bond; coupon rate may change at a later date.
[8]	Amount less than one thousand.
[9]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $29,256,000, which represented 3.28% of the net assets of the fund.

[10]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $421,000, which represented .05% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 6/30/2024.
[14]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	Amount less than .01%.

Key to abbreviation(s)

CME = CME Group

DAC = Designated Activity Company

EUR = Euros

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

PIK = Payment In Kind

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series  214

American Funds Mortgage Fund

Investment portfolio June 30, 2024	unaudited

Bonds, notes & other debt instruments 96.08%		Principal amount (000)		Value (000)

Mortgage-backed obligations 88.85%
Federal agency mortgage-backed obligations 86.83%	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	USD–	[2]	$–	[2]
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	1		1
	Fannie Mae Pool #256583 5.00% 12/1/2036[1]	30		29
	Fannie Mae Pool #931768 5.00% 8/1/2039[1]	1		1
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	5		5
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]	2		2
	Fannie Mae Pool #MA4232 2.00% 1/1/2041[1]	138		116
	Fannie Mae Pool #BQ7816 1.50% 4/1/2041[1]	240		195
	Fannie Mae Pool #BR0986 1.50% 5/1/2041[1]	306		248
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	8		8
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	17		14
	Fannie Mae Pool #MA4388 2.50% 7/1/2041[1]	79		68
	Fannie Mae Pool #MA4447 2.50% 10/1/2041[1]	165		142
	Fannie Mae Pool #FM9117 2.50% 10/1/2041[1]	86		75
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	6		5
	Fannie Mae Pool #AE1274 5.00% 10/1/2041[1]	4		4
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	3		3
	Fannie Mae Pool #MA4502 2.50% 12/1/2041[1]	186		161
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	2		2
	Fannie Mae Pool #MA4521 2.50% 1/1/2042[1]	235		203
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	248		208
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	4		4
	Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	106		89
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	1		1
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	2		1
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	2		2
	Fannie Mae Pool #FS3767 2.00% 4/1/2047[1]	27		22
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	1		1
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	29		27
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	17		16
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	24		22
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	6		6
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	4		4
	Fannie Mae Pool #FS3745 2.00% 8/1/2050[1]	18		14
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	5		4
	Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	69		57
	Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]	141		112
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	12		9
	Fannie Mae Pool #FM6113 2.50% 1/1/2051[1,3]	1,519		1,252
	Fannie Mae Pool #FM5940 2.00% 2/1/2051[1]	1,610		1,276
	Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]	367		291
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	1		1
	Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	189		164
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	25		21
	Fannie Mae Pool #FM8038 3.00% 7/1/2051[1]	34		30
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	408		337
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	3		2
	Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	420		350
	Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	198		166
	Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	218		182
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	87		76
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	253		218
	Fannie Mae Pool #FS5851 4.00% 7/1/2052[1]	1,111		1,019
	Fannie Mae Pool #FS6362 3.50% 8/1/2052[1]	180		160
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	40		40
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	36		36
	Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]	461		435
	Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	98		95
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	72		71
	Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	111		113
	Fannie Mae Pool #BY2249 4.00% 4/1/2053[1]	30		28

215  American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Fannie Mae Pool #MA4978 5.00% 4/1/2053[1]	USD2,540		$2,458
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	72		74
	Fannie Mae Pool #MA5008 4.50% 5/1/2053[1]	45		42
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	51		50
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	55		54
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	302		304
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	280		270
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	829		821
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	410		413
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	221		218
	Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	502		505
	Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	95		90
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	530		523
	Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]	574		541
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	1,911		1,885
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	12		11
	Fannie Mae Pool #FS7979 2.00% 12/1/2053[1]	44		34
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	166		164
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	86		85
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	569		580
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	1,632		1,610
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	164		162
	Fannie Mae Pool #MA5274 7.00% 2/1/2054[1]	436		449
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	156		154
	Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	150		151
	Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	21		21
	Fannie Mae Pool #MA5353 5.50% 5/1/2054[1]	1,086		1,072
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	260		262
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	23		23
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	619		624
	Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	124		109
	Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	138		121
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	46		39
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	48		45
	Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	788		687
	Freddie Mac Pool #ZA1922 5.00% 2/1/2026[1,3]	–	[2]	–	[2]
	Freddie Mac Pool #ZS8950 5.00% 10/1/2029[1]	1		1
	Freddie Mac Pool #A18781 5.00% 3/1/2034[1,3]	518		512
	Freddie Mac Pool #RB5113 1.50% 6/1/2041[1]	1,584		1,282
	Freddie Mac Pool #RB5115 2.50% 6/1/2041[1]	298		260
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	90		75
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	84		70
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	28		23
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	1		1
	Freddie Mac Pool #760014 2.838% 8/1/2045[1,4]	265		256
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	16		14
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	24		21
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	16		15
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	14		13
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	7		7
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	24		22
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	45		43
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	23		23
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	15		15
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	16		14
	Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]	141		122
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	5		4
	Freddie Mac Pool #SI2062 2.00% 9/1/2050[1]	182		144
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	195		161
	Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]	320		254
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	2		1

American Funds Insurance Series  216

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	USD3	$2
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	297	236
	Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	228	196
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	74	58
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	60	50
	Freddie Mac Pool #RA6598 3.50% 1/1/2052[1]	173	155
	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1,3]	1,031	929
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	7	7
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	371	329
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	1,114	949
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	119	101
	Freddie Mac Pool #QF0213 4.50% 9/1/2052[1]	1,193	1,127
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	639	619
	Freddie Mac Pool #QF0924 5.50% 9/1/2052[1]	219	217
	Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]	248	240
	Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	110	109
	Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	358	345
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	338	319
	Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]	775	793
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	31	27
	Freddie Mac Pool #SD4116 4.50% 12/1/2052[1]	392	370
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	43	41
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	121	117
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	84	81
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	95	94
	Freddie Mac Pool #SD8322 4.50% 5/1/2053[1]	236	223
	Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	61	62
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	27	26
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	304	300
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	67	68
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	62	63
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	42	42
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	29	29
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	2	2
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	878	867
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	53	52
	Freddie Mac Pool #SD8350 6.00% 8/1/2053[1,3]	5,499	5,518
	Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	1,048	1,054
	Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	123	125
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	703	707
	Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	496	497
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	136	139
	Freddie Mac Pool #SD8371 5.00% 11/1/2053[1]	1,077	1,042
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	667	645
	Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	481	475
	Freddie Mac Pool #RJ0668 6.00% 1/1/2054[1]	1,729	1,740
	Freddie Mac Pool #SD4795 6.00% 1/1/2054[1]	1,424	1,434
	Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]	57	57
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	69	69
	Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	20	19
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	15	15
	Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	102	102
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]	65	64
	Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	497	509
	Freddie Mac Pool #RJ1447 6.50% 5/1/2054[1]	77	79
	Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	236	241
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	248	250
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	300	294
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,4]	88	81

217  American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	USD83	$73
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	169	154
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,4]	118	109
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	22	18
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	95	90
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	28	24
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	16	14
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	220	207
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	12	11
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030[1]	312	271
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031[1]	324	285
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031[1]	271	235
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	286	269
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060[1]	324	282
	Government National Mortgage Assn. 2.50% 7/1/2054[1,5]	115	97
	Government National Mortgage Assn. 3.00% 7/1/2054[1,5]	113	98
	Government National Mortgage Assn. 4.00% 7/1/2054[1,5]	82	76
	Government National Mortgage Assn. 5.00% 7/1/2054[1,5]	5	5
	Government National Mortgage Assn. 5.50% 7/1/2054[1,5]	274	272
	Government National Mortgage Assn. 6.50% 7/1/2054[1,5]	310	314
	Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034[1]	626	596
	Government National Mortgage Assn. Pool #AD0028 3.75% 7/20/2038[1]	247	231
	Government National Mortgage Assn. Pool #004410 4.00% 4/20/2039[1]	50	47
	Government National Mortgage Assn. Pool #AH5897 3.75% 7/20/2039[1]	496	464
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	70	72
	Government National Mortgage Assn. Pool #004823 4.00% 10/20/2040[1]	77	73
	Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041[1]	160	159
	Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041[1]	11	11
	Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]	80	79
	Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042[1]	80	70
	Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042[1]	187	170
	Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043[1]	86	78
	Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044[1]	808	761
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	91	73
	Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	37	31
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	81	65
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	350	290
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	86	71
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	537	456
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	337	282
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	182	152
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	156	130
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	240	202
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	5	4
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	169	157
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	257	244
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]	15	14

American Funds Insurance Series  218

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Government National Mortgage Assn. Pool #AN1825 4.518% 6/20/2065[1]	USD40	$39
	Government National Mortgage Assn. Pool #AO0461 4.539% 8/20/2065[1]	12	12
	Government National Mortgage Assn. Pool #AO0409 4.561% 12/20/2065[1]	37	36
	Government National Mortgage Assn. Pool #AO0385 4.439% 1/20/2066[1]	261	256
	Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066[1]	1	1
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	208	155
	Uniform Mortgage-Backed Security 2.50% 7/1/2039[1,5]	350	316
	Uniform Mortgage-Backed Security 4.00% 7/1/2039[1,5]	125	120
	Uniform Mortgage-Backed Security 2.00% 7/1/2054[1,5]	547	428
	Uniform Mortgage-Backed Security 3.00% 7/1/2054[1,5]	2,624	2,233
	Uniform Mortgage-Backed Security 3.50% 7/1/2054[1,5]	1,133	1,003
	Uniform Mortgage-Backed Security 4.00% 7/1/2054[1,5]	1,290	1,181
	Uniform Mortgage-Backed Security 4.50% 7/1/2054[1,5]	2,573	2,426
	Uniform Mortgage-Backed Security 5.00% 7/1/2054[1,5]	5,770	5,577
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[1,5]	1,624	1,602
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[1,5]	5,198	5,213
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[1,5]	8,228	8,375
	Uniform Mortgage-Backed Security 7.00% 7/1/2054[1,5]	111	115
	Uniform Mortgage-Backed Security 3.00% 8/1/2054[1,5]	1,123	956
	Uniform Mortgage-Backed Security 4.50% 8/1/2054[1,5]	445	420
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[1,5]	2,263	2,269
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[1,5]	3,746	3,811
	Uniform Mortgage-Backed Security 7.00% 8/1/2054[1,5]	741	761

			95,840

Commercial mortgage-backed securities 1.61%	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.098% 5/15/2039[1,4,6]	100	100
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.444% 6/15/2027[1,4,6]	100	100
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[1,4,6]	891	881
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.82% 4/15/2037[1,4,6]	122	122
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,4,6]	379	380
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/2038[1,4,6]	91	91
	Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 7.817% 8/15/2039[1,4]	100	100

			1,774

Collateralized mortgage-backed obligations (privately originated) 0.41%	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,4,6]	153	142
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,4,6]	68	59
	FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,4,6]	203	193
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,4,6]	22	21
	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,4,6]	35	35

			450

	Total mortgage-backed obligations		98,064

U.S. Treasury bonds & notes 6.04%
U.S. Treasury 6.04%	U.S. Treasury 4.25% 1/31/2026	1,410	1,397
	U.S. Treasury 4.50% 3/31/2026[3]	210	209
	U.S. Treasury 4.125% 7/31/2028	1,250	1,236
	U.S. Treasury 4.50% 5/31/2029	3,505	3,529
	U.S. Treasury 1.875% 2/15/2032	10	8

219  American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)	U.S. Treasury 1.875% 2/15/2041	USD240	$164
	U.S. Treasury 3.25% 5/15/2042	106	88
	U.S. Treasury 1.875% 11/15/2051	65	38

	Total U.S. Treasury bonds & notes		6,669

Asset-backed obligations 1.19%
	Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.09% 10/15/2026[1,6]	62	62
	Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,6]	257	259
	Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,6]	86	85
	LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]	60	61
	Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,6]	85	75
	Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,6]	105	93
	Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]	134	121
	Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.193% 4/20/2062[1,4,6]	109	109
	New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]	100	89
	Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]	12	12
	Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[1,6]	100	100
	Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[1]	243	243

			1,309

	Total bonds, notes & other debt instruments (cost: $107,355,000)		106,042

Short-term securities 36.85%	Weighted average yield at acquisition

Commercial paper 20.61%
BofA Securities, Inc. 7/19/2024[6]	5.330%	2,170	2,163
Chariot Funding, LLC 7/22/2024[6]	5.360	2,300	2,292
Coca-Cola Co. 7/17/2024[6]	5.330	1,656	1,651
Eli Lilly and Co. 8/9/2024[6]	5.320	1,200	1,193
Honeywell International, Inc. 9/24/2024[6]	5.300	1,400	1,382
Johnson & Johnson 7/11/2024[6]	5.310	2,300	2,296
Linde, Inc. 7/12/2024	5.310	2,500	2,495
Microsoft Corp. 7/10/2024[6]	5.300	2,300	2,296
Paccar Financial Corp. 7/12/2024	5.320	2,000	1,996
PepsiCo, Inc. 8/8/2024[6]	5.300	1,750	1,739
Procter & Gamble Co. 7/10/2024[6]	5.320	2,000	1,996
Wal-Mart Stores, Inc. 7/24/2024[6]	5.310	1,250	1,245

			22,744

U.S. Treasury bills 1.17%
U.S. Treasury 9/19/2024	5.102	1,300	1,285

Federal agency bills & notes 15.07%
Federal Farm Credit Banks 8/27/2024	5.130	1,000	992
Federal Home Loan Bank 7/1/2024	5.200	1,400	1,399
Federal Home Loan Bank 7/3/2024	5.248	5,000	4,998
Federal Home Loan Bank 8/2/2024	5.260	2,000	1,991
Federal Home Loan Bank 8/7/2024	5.258	2,300	2,288

American Funds Insurance Series  220

American Funds Mortgage Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)

Federal agency bills & notes (continued)
Federal Home Loan Bank 8/23/2024	5.260%	USD2,500	$2,481
Federal Home Loan Bank 8/30/2024	5.240	1,000	991
Tennessee Valley Authority 7/17/2024	5.267	1,500	1,496

Total short-term securities (cost: $40,676,000)			40,665

Total investment securities 132.93% (cost: $148,031,000)			146,707
Other assets less liabilities (32.93)%			(36,339)

	Net assets 100.00%		$110,368

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
30 Day Federal Funds Futures	Long	47	9/3/2024	USD18,546	$(4)
2 Year U.S. Treasury Note Futures	Long	286	10/3/2024	58,407	109
5 Year U.S. Treasury Note Futures	Long	191	10/3/2024	20,356	120
10 Year Ultra U.S. Treasury Note Futures	Long	67	9/30/2024	7,607	71
10 Year U.S. Treasury Note Futures	Long	34	9/30/2024	3,739	34
20 Year U.S. Treasury Bond Futures	Short	52	9/30/2024	(6,152)	(64)
30 Year Ultra U.S. Treasury Bond Futures	Long	16	9/30/2024	2,005	19

					$285

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

							Upfront	Unrealized
Receive		Pay			Notional	Value at	premium paid	appreciation (depreciation)
	Payment		Payment	Expiration	amount	6/30/2024	(received)	at 6/30/2024
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

SOFR	Annual	3.6025%	Annual	1/8/2034	USD495	$13	$–	$13
SOFR	Annual	3.41%	Annual	7/28/2045	USD1,300	86	–	86

						$99	$–	$99

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $945,000, which represented .86% of the net assets of the fund.
[4]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Purchased on a TBA basis.
[6]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,431,000, which represented 19.42% of the net assets of the fund.

221  American Funds Insurance Series

American Funds Mortgage Fund (continued)

Key to abbreviation(s)

Assn. = Association

CME = CME Group

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series  222

Ultra-Short Bond Fund Investment portfolio June 30, 2024	unaudited

Short-term securities 97.89%	Weighted average yield at acquisition	Principal amount (000)	Value (000)

Commercial paper 93.14%
Alberta (Province of) 7/2/2024[1]	5.300%	USD10,000	$9,994
British Columbia (Province of) 7/25/2024	5.320	12,800	12,749
Cabot Trail Funding, LLC. 9/11/2024[1]	5.370	13,000	12,853
Chariot Funding, LLC 8/13/2024[1]	5.360	11,000	10,924
Chariot Funding, LLC 9/5/2024[1]	5.286	2,400	2,375
Cisco Systems, Inc. 10/1/2024[1]	5.320	10,000	9,859
Eli Lilly and Co. 8/9/2024[1]	5.320	11,800	11,727
Federation Des Caisses Desjardins 7/11/2024[1]	5.360	11,300	11,278
Honeywell International, Inc. 7/12/2024[1]	5.220	10,000	9,979
ING (U.S.) Funding, LLC 10/21/2024[1]	5.305	3,800	3,735
Johnson & Johnson 7/11/2024[1]	5.310	12,000	11,977
Komatsu Finance America, Inc. 8/1/2024[1]	5.350	10,100	10,049
Liberty Street Funding, LLC 7/25/2024[1]	5.380	10,700	10,657
L’Oréal USA, Inc. 9/11/2024[1]	5.330	9,000	8,900
LVMH Moët Hennessy Louis Vuitton, Inc. 7/9/2024[1]	5.139	12,000	11,981
Microsoft Corp. 7/18/2024[1]	5.300	12,000	11,965
Mizuho Bank, Ltd. 9/3/2024[1]	5.370	12,000	11,879
National Bank of Canada 7/26/2024[1]	5.350	11,600	11,552
Nederlandse Waterschapsbank NV 7/30/2024[1]	5.244	12,000	11,943
Nestlé Finance International, Ltd. 8/2/2024[1]	5.220	12,000	11,939
Novartis Finance Corp. 7/1/2024[1]	5.040	12,000	11,995
Oversea-Chinese Banking Corp., Ltd. 8/12/2024[1]	5.370	12,000	11,920
Pfizer, Inc. 7/16/2024[1]	5.280	6,500	6,483
Procter & Gamble Co. 7/10/2024[1]	5.320	12,000	11,979
Sanofi 9/6/2024[1]	5.340	12,000	11,876
Siemens Capital Co., LLC 8/27/2024[1]	5.320	12,000	11,894
Starbird Funding Corp. 12/30/2024[1]	5.292	9,000	8,753
Thunder Bay Funding, LLC 9/6/2024[1]	5.232	12,000	11,875
United Overseas Bank, Ltd. 8/12/2024[1]	5.360	11,800	11,721
Victory Receivables Corp. 8/5/2024[1]	5.310	12,000	11,932
Wal-Mart Stores, Inc. 7/24/2024[1]	5.217	12,200	12,153

			330,896

U.S. Treasury bills 2.81%
U.S. Treasury 7/9/2024	5.160	10,000	9,988

Federal agency bills & notes 1.94%
Federal Home Loan Bank 8/30/2024	5.240	2,000	1,982
Federal Home Loan Bank 11/6/2024	5.135	5,000	4,908

			6,890

Total short-term securities (cost: $347,924,000)			347,774

Total investment securities 97.89% (cost: $347,924,000)			347,774
Other assets less liabilities 2.11%			7,508

Net assets 100.00%			$355,282

[1]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $318,147,000, which represented 89.55% of the net assets of the fund.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

223  American Funds Insurance Series

U.S. Government Securities Fund

Investment portfolio June 30, 2024	unaudited

Bonds, notes & other debt instruments 97.72%		Principal amount (000)		Value (000)

Mortgage-backed obligations 59.12%
Federal agency mortgage-backed obligations 59.06%	Fannie Mae Pool #735070 6.50% 10/1/2024[1]	USD–	[2]	$–	[2]
	Fannie Mae Pool #745316 6.50% 2/1/2026[1]	18		18
	Fannie Mae Pool #AL9870 6.50% 2/1/2028[1]	19		19
	Fannie Mae Pool #257431 6.50% 10/1/2028[1]	1		1
	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	–	[2]	–	[2]
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	3		3
	Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]	533		514
	Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	1,178		1,136
	Fannie Mae Pool #940890 6.50% 6/1/2037[1]	–	[2]	–	[2]
	Fannie Mae Pool #256828 7.00% 7/1/2037[1]	3		3
	Fannie Mae Pool #256860 6.50% 8/1/2037[1]	10		10
	Fannie Mae Pool #888698 7.00% 10/1/2037[1]	12		12
	Fannie Mae Pool #970343 6.00% 2/1/2038[1]	13		13
	Fannie Mae Pool #931768 5.00% 8/1/2039[1]	4		4
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	19		19
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]	8		8
	Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]	26,307		22,139
	Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	287		283
	Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	158		156
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	31		31
	Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	134		133
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	22		21
	Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	97		96
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	13		13
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	2,623		2,195
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	8		8
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	1,206		1,009
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	17		17
	Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	782		654
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	4		4
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	6		6
	Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	34		31
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	7		6
	Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	58		52
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	3,895		3,532
	Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	48		43
	Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	14		13
	Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	7		7
	Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	6		6
	Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	3		3
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	5		5
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	115		107
	Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]	2,802		2,535
	Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	36		32
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	70		65
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	94		88
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	25		23
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	15		15
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	1,005		911
	Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	382		346
	Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	96		86
	Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	495		447
	Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	275		247
	Fannie Mae Pool #FM2179 3.00% 1/1/2050[1]	3,160		2,741
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	818		681
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	29		25
	Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	507		418
	Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	172		143
	Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]	1,722		1,431
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	208		164
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	73		58

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	USD980	$782
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	622	491
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	10	8
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	6	5
	Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	4,965	4,297
	Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]	1,457	1,201
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	174	145
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	636	525
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	45	36
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	1,135	941
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	734	639
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	2,128	1,833
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	424	333
	Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	181	150
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	3,390	2,940
	Fannie Mae Pool #CB3140 4.00% 3/1/2052[1]	465	427
	Fannie Mae Pool #CB3528 4.00% 5/1/2052[1]	621	569
	Fannie Mae Pool #FS7329 2.00% 6/1/2052[1]	108	85
	Fannie Mae Pool #CB3774 4.00% 6/1/2052[1]	2,944	2,700
	Fannie Mae Pool #FS2159 5.00% 6/1/2052[1]	57	56
	Fannie Mae Pool #BV2558 5.00% 6/1/2052[1]	50	49
	Fannie Mae Pool #FS6986 2.00% 7/1/2052[1]	229	179
	Fannie Mae Pool #FS6362 3.50% 8/1/2052[1]	2,499	2,214
	Fannie Mae Pool #BW7327 4.50% 8/1/2052[1]	2,966	2,801
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]	335	325
	Fannie Mae Pool #FS2489 5.00% 8/1/2052[1]	53	51
	Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	1,340	1,228
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	705	666
	Fannie Mae Pool #FS4611 5.00% 9/1/2052[1]	9,296	9,007
	Fannie Mae Pool #BW9458 4.50% 10/1/2052[1]	949	898
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]	855	809
	Fannie Mae Pool #FS5994 5.00% 10/1/2052[1]	9,067	8,791
	Fannie Mae Pool #BX1004 5.00% 10/1/2052[1]	5,163	4,995
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	684	677
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	611	604
	Fannie Mae Pool #CB4917 5.50% 10/1/2052[1]	94	94
	Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	239	244
	Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]	2,769	2,615
	Fannie Mae Pool #BX6121 6.00% 1/1/2053[1]	2,325	2,339
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	10	10
	Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	834	851
	Fannie Mae Pool #BX6803 6.00% 3/1/2053[1]	991	996
	Fannie Mae Pool #CB5919 6.00% 3/1/2053[1]	893	898
	Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	2,361	2,332
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	422	434
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	997	912
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	352	347
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	2,123	2,133
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	3,182	3,141
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	3,311	3,335
	Fannie Mae Pool #FS4933 6.00% 6/1/2053[1]	2,253	2,266
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	2,031	2,045
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	1,680	1,688
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	1,498	1,510
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	3,039	2,869
	Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]	392	370
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	10,796	10,653
	Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]	1,952	1,960
	Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	337	339
	Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	476	449
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	223	220

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Fannie Mae Pool #CB7216 4.00% 9/1/2053[1]	USD28		$26
	Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	7,901		8,061
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	2,783		2,548
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	24,197		23,878
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	615		617
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	1,256		1,150
	Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	9,794		9,470
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	11,542		11,582
	Fannie Mae Pool #FS7979 2.00% 12/1/2053[1]	1,162		912
	Fannie Mae Pool #MA5236 4.00% 12/1/2053[1]	25		23
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	557		550
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	161		159
	Fannie Mae Pool #CB7624 6.50% 12/1/2053[1]	15,334		15,651
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	4,372		4,457
	Fannie Mae Pool #MA5283 4.00% 2/1/2054[1]	941		861
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	529		522
	Fannie Mae Pool #MA5274 7.00% 2/1/2054[1]	2,812		2,894
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	1,073		1,059
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	1,339		1,325
	Fannie Mae Pool #MA5331 5.50% 4/1/2054[1]	235		232
	Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	735		742
	Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	1,509		1,550
	Fannie Mae Pool #MA5353 5.50% 5/1/2054[1]	6,251		6,167
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	3,356		3,381
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	8,385		8,447
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	1,250		1,040
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	393		371
	Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	484		421
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]	–	[2]	–	[2]
	Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	–	[2]	–	[2]
	Freddie Mac Pool #ZS8907 6.50% 10/1/2026[1]	1		1
	Freddie Mac Pool #ZA2024 6.50% 9/1/2027[1]	1		1
	Freddie Mac Pool #1H1354 6.328% 11/1/2036[1,3]	40		41
	Freddie Mac Pool #C03518 5.00% 9/1/2040[1]	247		244
	Freddie Mac Pool #G06459 5.00% 5/1/2041[1]	541		535
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	702		588
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	687		575
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	1,628		1,361
	Freddie Mac Pool #RB5154 2.50% 4/1/2042[1]	9,902		8,471
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	3		3
	Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	23		21
	Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	26		24
	Freddie Mac Pool #Q23190 4.00% 11/1/2043[1]	135		128
	Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	176		160
	Freddie Mac Pool #760014 2.838% 8/1/2045[1,3]	224		217
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	43		38
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	64		58
	Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	6,295		5,865
	Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	47		42
	Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	45		41
	Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	36		32
	Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	33		30
	Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	26		24
	Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	19		18
	Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	12		11
	Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	12		11
	Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	1,204		1,130
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	63		59
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	57		53
	Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	24		22
	Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	14		13

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	USD95	$89
	Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	6,020	5,585
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	180	173
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	94	90
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	62	59
	Freddie Mac Pool #ZT0522 4.50% 9/1/2048[1]	19	18
	Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	154	139
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	43	39
	Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	341	308
	Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	175	158
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	30	26
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	1,259	991
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	1,952	1,609
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	34	27
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	56	44
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	2,179	1,731
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	148	128
	Freddie Mac Pool #SD0726 2.50% 10/1/2051[1]	9,069	7,556
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	451	355
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	473	393
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	296	246
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	139	120
	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	12,058	10,865
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	170	151
	Freddie Mac Pool #QD9477 4.00% 4/1/2052[1]	377	345
	Freddie Mac Pool #8D0226 2.545% 5/1/2052[1,3]	466	411
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	7,955	7,048
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	193	183
	Freddie Mac Pool #QE8282 5.00% 8/1/2052[1]	800	774
	Freddie Mac Pool #QE7647 5.00% 8/1/2052[1]	51	50
	Freddie Mac Pool #SD1496 5.00% 8/1/2052[1]	46	45
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	890	841
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	218	206
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	129	122
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	10,604	10,268
	Freddie Mac Pool #SD8256 4.00% 10/1/2052[1]	2,020	1,849
	Freddie Mac Pool #SD3782 4.50% 10/1/2052[1]	3,458	3,266
	Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]	3,350	3,162
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	85	80
	Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	1,116	1,079
	Freddie Mac Pool #QF2560 4.50% 11/1/2052[1]	974	922
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	2,096	2,073
	Freddie Mac Pool #SD8281 6.50% 12/1/2052[1]	4,982	5,099
	Freddie Mac Pool #SD8297 4.00% 2/1/2053[1]	5,073	4,651
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	819	750
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	955	943
	Freddie Mac Pool #QG1653 6.00% 4/1/2053[1]	908	914
	Freddie Mac Pool #QG0259 6.00% 4/1/2053[1]	474	478
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	89	84
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	854	843
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	561	555
	Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	8,262	8,300
	Freddie Mac Pool #QG3763 6.00% 5/1/2053[1]	1,930	1,942
	Freddie Mac Pool #SD2979 6.50% 5/1/2053[1]	300	308
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	1,610	1,589
	Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	16,740	16,827
	Freddie Mac Pool #SD3175 6.00% 6/1/2053[1]	4,066	4,088
	Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	2,158	2,170
	Freddie Mac Pool #QG5227 6.00% 6/1/2053[1]	920	925
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	471	475
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	436	439

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	USD294	$296
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	202	206
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	2,444	2,509
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	2,144	2,191
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	1,971	2,027
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	1,897	1,955
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	1,365	1,410
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	1,000	1,026
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	735	750
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	536	555
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	18,552	18,310
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	651	644
	Freddie Mac Pool #SD8343 6.00% 7/1/2053[1]	27,043	27,168
	Freddie Mac Pool #SD8350 6.00% 8/1/2053[1]	23,237	23,315
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	794	784
	Freddie Mac Pool #SD3857 6.00% 9/1/2053[1]	43,432	43,754
	Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	2,389	2,402
	Freddie Mac Pool #SD3825 6.50% 9/1/2053[1]	109	111
	Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]	1,976	1,809
	Freddie Mac Pool #SD8366 5.00% 10/1/2053[1]	15,438	14,927
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	5,535	5,564
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	14,828	15,102
	Freddie Mac Pool #SD8370 4.50% 11/1/2053[1]	749	706
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	3,491	3,445
	Freddie Mac Pool #SD8381 4.50% 12/1/2053[1]	832	784
	Freddie Mac Pool #SD8406 4.00% 1/1/2054[1]	1,032	945
	Freddie Mac Pool #SD8393 4.50% 1/1/2054[1]	175	165
	Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	2,190	2,161
	Freddie Mac Pool #RA9888 6.50% 1/1/2054[1]	6,718	6,856
	Freddie Mac Pool #SD4894 6.00% 2/1/2054[1]	4,955	4,994
	Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]	261	262
	Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	814	804
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	623	617
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	113	112
	Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	500	503
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]	504	499
	Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	2,785	2,850
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[1]	12,810	12,913
	Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	1,167	1,194
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	3,347	3,372
	Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 9/25/2024[1]	1,074	1,068
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	3,875	3,803
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	3,926	3,600
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	759	651
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	307	267
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	3,988	3,638
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	3,567	3,268
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	835	701
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	1,181	1,048
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	407	383
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	3,736	3,289

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	USD474	$443
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	1,776	1,649
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	656	576
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	353	310
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	1,534	1,385
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	15,623	14,692
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	4,021	3,714
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[1]	1,129	999
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[1]	435	363
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	3,850	3,626
	Government National Mortgage Assn. 3.00% 7/1/2054[1,4]	435	379
	Government National Mortgage Assn. 3.50% 7/1/2054[1,4]	4,430	3,978
	Government National Mortgage Assn. 4.00% 7/1/2054[1,4]	4,565	4,219
	Government National Mortgage Assn. 5.50% 7/1/2054[1,4]	1,905	1,890
	Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038[1]	66	68
	Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038[1]	16	16
	Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038[1]	137	144
	Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038[1]	27	27
	Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039[1]	149	150
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	70	73
	Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	2,033	2,068
	Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	727	734
	Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	468	453
	Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042[1]	16	15
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	836	678
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	733	594
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	4,983	4,131
	Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[1]	2,150	1,809
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	704	585
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	3,818	3,238
	Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[1]	90	75
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	3,259	2,730
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	1,735	1,455
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	1,105	926
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	781	650
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	959	806
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	2,884	2,591
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	340	314
	Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[1]	460	425
	Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[1]	231	213
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[1]	58	57
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	4,609	4,384
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	2,943	2,799
	Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	1,225	1,165
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	433	323
	Uniform Mortgage-Backed Security 2.00% 7/1/2039[1,4]	1,115	980
	Uniform Mortgage-Backed Security 2.50% 7/1/2039[1,4]	2,275	2,055
	Uniform Mortgage-Backed Security 4.00% 7/1/2039[1,4]	920	885
	Uniform Mortgage-Backed Security 5.00% 7/1/2039[1,4]	780	773
	Uniform Mortgage-Backed Security 2.00% 7/1/2054[1,4]	2,707	2,118
	Uniform Mortgage-Backed Security 3.00% 7/1/2054[1,4]	18,627	15,847

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Uniform Mortgage-Backed Security 3.50% 7/1/2054[1,4]	USD6,508	$5,761
	Uniform Mortgage-Backed Security 5.00% 7/1/2054[1,4]	585	565
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[1,4]	4,911	4,844
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[1,4]	3,176	3,186
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[1,4]	174,084	177,199
	Uniform Mortgage-Backed Security 7.00% 7/1/2054[1,4]	1,088	1,119
	Uniform Mortgage-Backed Security 3.00% 8/1/2054[1,4]	3,086	2,628
	Uniform Mortgage-Backed Security 3.50% 8/1/2054[1,4]	7,000	6,197
	Uniform Mortgage-Backed Security 4.50% 8/1/2054[1,4]	2,000	1,886
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[1,4]	66,672	66,836
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[1,4]	19,966	20,311
	Uniform Mortgage-Backed Security 7.00% 8/1/2054[1,4]	17,229	17,710

			1,016,742

Collateralized mortgage-backed obligations 0.06%	FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,3,5]	1,094	1,039

	Total mortgage-backed obligations		1,017,781

U.S. Treasury bonds & notes 34.36%
U.S. Treasury 31.33%	U.S. Treasury 1.75% 7/31/2024	10,270	10,241
	U.S. Treasury 3.00% 7/31/2024	1,470	1,467
	U.S. Treasury 4.50% 11/30/2024	7,848	7,823
	U.S. Treasury 4.125% 1/31/2025	2,906	2,886
	U.S. Treasury 2.00% 2/15/2025	890	872
	U.S. Treasury 4.625% 2/28/2025	30,265	30,143
	U.S. Treasury 3.875% 4/30/2025	250	247
	U.S. Treasury 3.125% 8/15/2025	390	382
	U.S. Treasury 0.25% 8/31/2025	1,023	968
	U.S. Treasury 3.50% 9/15/2025	28,780	28,263
	U.S. Treasury 3.00% 9/30/2025	2,235	2,181
	U.S. Treasury 5.00% 9/30/2025	3,170	3,169
	U.S. Treasury 4.25% 12/31/2025	17,685	17,516
	U.S. Treasury 4.25% 1/31/2026	30,610	30,317
	U.S. Treasury 4.625% 2/28/2026	9,375	9,341
	U.S. Treasury 4.625% 3/15/2026	11,050	11,012
	U.S. Treasury 4.50% 3/31/2026	1,435	1,427
	U.S. Treasury 4.875% 4/30/2026	35,525	35,578
	U.S. Treasury 4.50% 7/15/2026	10,366	10,322
	U.S. Treasury 4.625% 9/15/2026	10,209	10,196
	U.S. Treasury 4.375% 12/15/2026	8,511	8,463
	U.S. Treasury 1.25% 12/31/2026	8,665	7,989
	U.S. Treasury 4.25% 3/15/2027	8,015	7,951
	U.S. Treasury 4.50% 4/15/2027	30,000	29,954
	U.S. Treasury 0.50% 4/30/2027	1,250	1,117
	U.S. Treasury 2.625% 5/31/2027	2,290	2,172
	U.S. Treasury 3.625% 5/31/2028	14,850	14,422
	U.S. Treasury 1.25% 6/30/2028	3,325	2,941
	U.S. Treasury 4.00% 6/30/2028	6,907	6,802
	U.S. Treasury 1.00% 7/31/2028	970	847
	U.S. Treasury 4.125% 7/31/2028	17,685	17,493
	U.S. Treasury 4.375% 11/30/2028	16,130	16,123
	U.S. Treasury 4.625% 4/30/2029	15,000	15,169
	U.S. Treasury 4.50% 5/31/2029	17,450	17,567
	U.S. Treasury 2.625% 7/31/2029	9,309	8,579
	U.S. Treasury 3.75% 6/30/2030	32,030	31,002
	U.S. Treasury 4.625% 9/30/2030	1,290	1,308
	U.S. Treasury 4.875% 10/31/2030	625	643
	U.S. Treasury 2.75% 8/15/2032	8,095	7,202

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)	U.S. Treasury 3.50% 2/15/2033	USD14,341	$13,439
	U.S. Treasury 3.875% 8/15/2033	14,670	14,114
	U.S. Treasury 4.00% 2/15/2034	2,438	2,367
	U.S. Treasury 4.375% 5/15/2034	15,387	15,393
	U.S. Treasury 4.50% 8/15/2039[6]	13,655	13,701
	U.S. Treasury 4.625% 2/15/2040	90	91
	U.S. Treasury 1.125% 5/15/2040	3,350	2,063
	U.S. Treasury, interest only, 0% 11/15/2040[6]	1,110	511
	U.S. Treasury 3.875% 5/15/2043	820	740
	U.S. Treasury 4.375% 8/15/2043	40	39
	U.S. Treasury 2.50% 2/15/2045	4,850	3,461
	U.S. Treasury 2.50% 2/15/2046	3,900	2,749
	U.S. Treasury 2.50% 5/15/2046	1,585	1,115
	U.S. Treasury 2.875% 11/15/2046	2,700	2,028
	U.S. Treasury 1.25% 5/15/2050[6]	14,825	7,351
	U.S. Treasury 1.375% 8/15/2050	4,330	2,217
	U.S. Treasury 1.625% 11/15/2050[6]	26,165	14,333
	U.S. Treasury 1.875% 2/15/2051	5,892	3,442
	U.S. Treasury 2.375% 5/15/2051	6,280	4,138
	U.S. Treasury 2.00% 8/15/2051	5,226	3,140
	U.S. Treasury 1.875% 11/15/2051	3,164	1,837
	U.S. Treasury 3.00% 8/15/2052	895	674
	U.S. Treasury 4.00% 11/15/2052	1,199	1,093
	U.S. Treasury 4.75% 11/15/2053	1,175	1,215
	U.S. Treasury 4.25% 2/15/2054[6]	11,690	11,136
	U.S. Treasury 4.625% 5/15/2054	4,795	4,861

			539,343

U.S. Treasury inflation-protected securities 3.03%	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[7]	19,165	18,648
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[7]	2,344	2,286
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026[7]	5,604	5,358
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[7]	11,007	10,480
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[7]	2,850	2,682
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[7]	1,053	924
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[7]	3,273	2,832
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[7]	136	135
	U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[6,7]	1,450	1,136
	U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[7]	1,691	1,273
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[7]	311	237
	U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[7]	354	216
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[7]	5,774	3,333
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[7]	2,820	1,598
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[7]	1,245	1,044

			52,182

	Total U.S. Treasury bonds & notes		591,525

Federal agency bonds & notes 4.24%
	Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026	180	175
	Fannie Mae 7.125% 1/15/2030	2,000	2,260
	Federal Home Loan Bank 3.25% 11/16/2028	6,500	6,205
	Federal Home Loan Bank 5.50% 7/15/2036	300	325
	Private Export Funding Corp. 1.40% 7/15/2028	3,000	2,659
	Tennessee Valley Authority 0.75% 5/15/2025	3,700	3,562
	Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,791
	Tennessee Valley Authority 4.65% 6/15/2035	1,780	1,768
	Tennessee Valley Authority 5.88% 4/1/2036	875	962
	Tennessee Valley Authority, Series A, 4.625% 9/15/2060	250	230

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Federal agency bonds & notes (continued)
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033	USD763	$694
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025	14,779	14,402
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026	1,372	1,401
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 8/1/2024	2,250	2,245
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025	2,640	2,578
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026	2,625	2,532
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027	11,482	10,982
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028	3,856	3,662
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029	2,650	2,499
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030	2,482	2,293
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031	2,475	2,257
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032	2,377	2,153
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033	2,059	1,856
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034	651	585

		73,076

Total bonds, notes & other debt instruments (cost: $1,736,905,000)		1,682,382

Short-term securities 19.51%	Weighted average yield at acquisition

Commercial paper 13.03%
CAFCO, LLC 12/16/2024[5]	5.330%	15,000	14,621
Chariot Funding, LLC 7/22/2024[5]	5.360	14,500	14,448
Cisco Systems, Inc. 10/1/2024[5]	5.320	20,000	19,719
Eli Lilly and Co. 7/29/2024[5]	5.330	20,000	19,908
Eli Lilly and Co. 8/9/2024[5]	5.320	10,000	9,938
Honeywell International, Inc. 9/24/2024[5]	5.300	18,720	18,476
Johnson & Johnson 7/1/2024[5]	5.310	20,000	19,991
Johnson & Johnson 7/11/2024[5]	5.310	6,450	6,438
Komatsu Finance America, Inc. 8/1/2024[5]	5.350	19,900	19,800
Linde, Inc. 7/12/2024	5.310	9,500	9,480
Microsoft Corp. 7/10/2024[5]	5.300	1,209	1,207
Paccar Financial Corp. 7/15/2024	5.320	7,725	7,705
Paccar Financial Corp. 7/19/2024	5.320	20,000	19,936
PepsiCo, Inc. 8/8/2024[5]	5.300	14,174	14,089
Pfizer Investment Capital PLC 11/21/2024[5]	5.310	22,950	22,461
Procter & Gamble Co. 7/10/2024[5]	5.320	6,000	5,990

			224,207

U.S. Treasury bills 1.67%
U.S. Treasury 7/2/2024	5.273	28,800	28,796

U.S. Government Securities Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)

Federal agency bills & notes 4.81%
Federal Farm Credit Banks 8/27/2024	5.130%	USD9,900	$9,817
Federal Farm Credit Banks 10/22/2024	5.190	15,000	14,756
Federal Home Loan Bank 7/3/2024	5.225	10,000	9,997
Federal Home Loan Bank 8/7/2024	5.199	40,000	39,784
Federal Home Loan Bank 9/27/2024	5.250	8,600	8,490

Total short-term securities (cost: $335,948,000)			335,847

Options purchased (equity style) 0.03%
Options purchased (equity style)*			578

Total options purchased (equity style) (cost: $629,000)			578

Total investment securities 117.26% (cost: $2,073,482,000)			2,018,807
Total options written† (0.03)% (premium received: $512,000)			(496)
Other assets less liabilities (17.23)%			(296,705)

Net assets 100.00%			$1,721,606

U.S. Government Securities Fund (continued)

*Options purchased (equity style)

Options on futures

Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Put

3 Month SOFR Futures Option	683	12/13/2024	USD94.38	USD170,750	$9
3 Month SOFR Futures Option	149	12/13/2024	96.00	37,250	331

					$340

Call

3 Month SOFR Futures Option	204	12/13/2024	USD96.00	51,000	$181
3 Month SOFR Futures Option	33	12/13/2024	96.50	8,250	14
3 Month SOFR Futures Option	145	12/13/2024	97.50	36,250	4
3 Month SOFR Futures Option	204	12/13/2024	97.50	51,000	15
3 Month SOFR Futures Option	203	3/14/2025	97.00	50,750	24

					$238

					$578

†Options written (equity style)

Options on futures

Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Put

3 Month SOFR Futures Option	71	12/13/2024	USD95.25	USD17,750	$(45)
3 Month SOFR Futures Option	300	12/13/2024	95.50	75,000	(334)

					$(379)

Call

3 Month SOFR Futures Option	71	12/13/2024	USD95.75	17,750	$(11)
3 Month SOFR Futures Option	33	12/13/2024	96.50	8,250	(19)
3 Month SOFR Futures Option	407	12/13/2024	97.00	101,750	(79)
3 Month SOFR Futures Option	203	3/14/2025	98.00	50,750	(8)

					$(117)

					$(496)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
30 Day Federal Funds Futures	Long	728	9/3/2024	USD287,264	$ (25)
3 Month SOFR Futures	Long	1,227	9/18/2024	290,346	(48)
3 Month SOFR Futures	Long	225	12/18/2024	53,353	(11)
3 Month SOFR Futures	Long	1,297	3/19/2025	308,508	234
3 Month SOFR Futures	Short	2	6/18/2025	(477)	(1)
3 Month SOFR Futures	Long	3	9/17/2025	718	(1)
3 Month SOFR Futures	Short	1	3/18/2026	(240)	(1)

U.S. Government Securities Fund (continued)

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
3 Month SOFR Futures	Short	64	9/16/2026	USD(15,393)	$48
2 Year U.S. Treasury Note Futures	Long	4,130	10/3/2024	843,423	1,143
5 Year U.S. Treasury Note Futures	Long	3,922	10/3/2024	417,999	2,380
10 Year Ultra U.S. Treasury Note Futures	Long	440	9/30/2024	49,954	444
10 Year U.S. Treasury Note Futures	Short	878	9/30/2024	(96,566)	(571)
20 Year U.S. Treasury Bond Futures	Short	884	9/30/2024	(104,588)	(1,142)
30 Year Ultra U.S. Treasury Bond Futures	Long	265	9/30/2024	33,216	313

					$2,762

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

							Upfront	Unrealized
Receive		Pay			Notional	Value at	premium paid	appreciation (depreciation)
	Payment		Payment	Expiration	amount	6/30/2024	(received)	at 6/30/2024
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	USD20,100	$ 941	$–	$ 941
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	USD20,100	941	–	941
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	USD22,492	2,286	–	2,286
SOFR	Annual	3.916%	Annual	7/11/2025	USD46,800	518	–	518
4.8189%	Annual	SOFR	Annual	8/25/2025	USD8,640	(15)	–	(15)
4.8195%	Annual	SOFR	Annual	9/1/2025	USD10,300	(17)	–	(17)
4.2045%	Annual	SOFR	Annual	1/10/2026	USD1,020	(9)	–	(9)
4.2035%	Annual	SOFR	Annual	1/10/2026	USD18,497	(158)	–	(158)
4.184%	Annual	SOFR	Annual	1/10/2026	USD18,498	(164)	–	(164)
4.265%	Annual	SOFR	Annual	2/16/2026	USD4,777	(35)	–	(35)
4.27%	Annual	SOFR	Annual	2/16/2026	USD9,621	(71)	–	(71)
4.3005%	Annual	SOFR	Annual	2/17/2026	USD1,989	(14)	–	(14)
4.288%	Annual	SOFR	Annual	2/17/2026	USD2,021	(14)	–	(14)
4.3035%	Annual	SOFR	Annual	2/17/2026	USD2,874	(20)	–	(20)
4.2675%	Annual	SOFR	Annual	2/17/2026	USD2,771	(20)	–	(20)
4.2515%	Annual	SOFR	Annual	2/17/2026	USD2,847	(22)	–	(22)
4.568%	Annual	SOFR	Annual	3/1/2026	USD27,000	(67)	–	(67)
4.56%	Annual	SOFR	Annual	3/1/2026	USD27,400	(72)	–	(72)
4.776%	Annual	SOFR	Annual	3/15/2026	USD4,450	6	–	6
4.6275%	Annual	SOFR	Annual	3/20/2026	USD49,370	(60)	–	(60)
4.9005%	Annual	SOFR	Annual	4/17/2026	USD14,100	56	–	56
4.8705%	Annual	SOFR	Annual	4/18/2026	USD12,640	45	–	45
4.815%	Annual	SOFR	Annual	5/6/2026	USD31,500	95	–	95
4.723%	Annual	SOFR	Annual	5/7/2026	USD30,490	43	–	43
4.659%	Annual	SOFR	Annual	5/17/2026	USD55,600	29	–	29
SOFR	Annual	4.5335%	Annual	6/18/2026	USD10,700	12	–	12
SOFR	Annual	4.5265%	Annual	6/18/2026	USD5,380	7	–	7
SOFR	Annual	4.528%	Annual	6/18/2026	USD5,300	6	–	6
3.53%	Annual	SOFR	Annual	1/23/2027	USD7,300	(83)	–	(83)
3.5405%	Annual	SOFR	Annual	1/23/2027	USD12,100	(135)	–	(135)
3.535%	Annual	SOFR	Annual	1/23/2027	USD13,000	(146)	–	(146)
3.761%	Annual	SOFR	Annual	2/20/2027	USD11,800	(73)	–	(73)
3.7645%	Annual	SOFR	Annual	2/20/2027	USD23,600	(144)	–	(144)
4.5895%	Annual	SOFR	Annual	5/6/2027	USD22,710	145	–	145

U.S. Government Securities Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

							Upfront	Unrealized
Receive		Pay			Notional	Value at	premium paid	appreciation (depreciation)
	Payment		Payment	Expiration	amount	6/30/2024	(received)	at 6/30/2024
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

3.45%	Annual	SOFR	Annual	2/1/2028	USD12,500	$(315)	$–	$(315)
3.47%	Annual	SOFR	Annual	2/2/2028	USD11,600	(284)	–	(284)
3.616%	Annual	SOFR	Annual	2/20/2028	USD4,700	(10)	–	(10)
3.624%	Annual	SOFR	Annual	2/20/2028	USD9,800	(20)	–	(20)
3.6475%	Annual	SOFR	Annual	2/27/2028	USD19,700	(31)	–	(31)
3.379%	Annual	SOFR	Annual	3/17/2028	USD3,100	(19)	–	(19)
3.355%	Annual	SOFR	Annual	3/17/2028	USD3,200	(21)	–	(21)
3.7245%	Annual	SOFR	Annual	3/18/2028	USD3,230	–[2]	–	–[2]
SOFR	Annual	3.5485%	Annual	1/29/2030	USD5,200	70	–	70
SOFR	Annual	3.529%	Annual	1/29/2030	USD4,800	69	–	69
SOFR	Annual	3.528%	Annual	1/29/2030	USD4,000	57	–	57
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	USD49,000	8,520	–	8,520
3.18%	Annual	SOFR	Annual	4/17/2030	USD2,600	(111)	–	(111)
3.275%	Annual	SOFR	Annual	4/18/2030	USD2,600	(98)	–	(98)
3.353%	Annual	SOFR	Annual	4/19/2030	USD2,600	(88)	–	(88)
3.342%	Annual	SOFR	Annual	4/19/2030	USD2,600	(89)	–	(89)
3.344%	Annual	SOFR	Annual	4/20/2030	USD2,600	(89)	–	(89)
3.128%	Annual	SOFR	Annual	4/28/2030	USD2,600	(118)	–	(118)
3.285%	Annual	SOFR	Annual	5/1/2030	USD2,500	(93)	–	(93)
3.259%	Annual	SOFR	Annual	5/1/2030	USD2,600	(100)	–	(100)
3.186%	Annual	SOFR	Annual	5/9/2030	USD2,600	(110)	–	(110)
3.215%	Annual	SOFR	Annual	5/10/2030	USD2,500	(102)	–	(102)
3.29%	Annual	SOFR	Annual	5/19/2030	USD3,100	(115)	–	(115)
3.31%	Annual	SOFR	Annual	6/9/2030	USD26,800	(973)	–	(973)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD15,500	2,832	–	2,832
SOFR	Annual	4.1405%	Annual	2/28/2031	USD1,310	(13)	–	(13)
SOFR	Annual	4.1615%	Annual	5/15/2033	USD330	(6)	–	(6)
SOFR	Annual	4.15%	Annual	5/15/2033	USD880	(14)	–	(14)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD1,185	7	–	7
SOFR	Annual	4.061%	Annual	8/24/2033	USD3,230	(32)	–	(32)
SOFR	Annual	3.9519%	Annual	8/25/2033	USD3,225	(5)	–	(5)
SOFR	Annual	3.8275%	Annual	9/1/2033	USD2,300	18	–	18
SOFR	Annual	3.6025%	Annual	1/8/2034	USD4,655	120	–	120
SOFR	Annual	3.175%	Annual	2/1/2038	USD16,000	711	–	711
3.065%	Annual	SOFR	Annual	4/7/2040	USD12,300	(1,237)	–	(1,237)
SOFR	Annual	3.045%	Annual	7/27/2050	USD3,600	433	–	433
SOFR	Annual	2.85282%	Annual	12/6/2052	USD540	82	–	82
SOFR	Annual	2.93542%	Annual	12/6/2052	USD550	76	–	76
SOFR	Annual	3.01413%	Annual	1/12/2053	USD1,402	174	–	174
SOFR	Annual	3.02%	Annual	1/12/2053	USD1,400	173	–	173
SOFR	Annual	2.974%	Annual	4/17/2053	USD800	105	–	105
SOFR	Annual	3.044%	Annual	4/18/2053	USD800	95	–	95
SOFR	Annual	3.0875%	Annual	4/19/2053	USD800	89	–	89
SOFR	Annual	3.1035%	Annual	4/19/2053	USD800	87	–	87
SOFR	Annual	3.0895%	Annual	4/20/2053	USD800	89	–	89
SOFR	Annual	2.9405%	Annual	4/28/2053	USD800	109	–	109
SOFR	Annual	3.0535%	Annual	5/1/2053	USD1,600	187	–	187
SOFR	Annual	3.085%	Annual	5/9/2053	USD900	100	–	100
SOFR	Annual	3.1135%	Annual	5/10/2053	USD800	85	–	85
SOFR	Annual	3.1605%	Annual	5/19/2053	USD1,000	98	–	98
SOFR	Annual	3.6765%	Annual	2/20/2054	USD2,869	19	–	19
SOFR	Annual	3.6815%	Annual	2/20/2054	USD2,700	15	–	15
SOFR	Annual	3.7205%	Annual	2/21/2054	USD520	(1)	–	(1)

U.S. Government Securities Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

							Upfront	Unrealized
Receive		Pay			Notional	Value at	premium paid	appreciation (depreciation)
	Payment		Payment	Expiration	amount	6/30/2024	(received)	at 6/30/2024
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

SOFR	Annual	3.3985%	Annual	3/17/2056	USD335	$10	$–	$10
SOFR	Annual	3.413%	Annual	3/17/2056	USD300	8	–	8
SOFR	Annual	3.531%	Annual	3/18/2056	USD350	2	–	2

						$14,137	$–	$14,137

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[4]	Purchased on a TBA basis.
[5]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $188,125,000, which represented 10.93% of the net assets of the fund.

[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,845,000, which represented .80% of the net assets of the fund.

7 Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation(s)

Assn. = Association

EFFR = Effective Federal Funds Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

Managed Risk Growth Fund

Investment portfolio June 30, 2024	unaudited

Growth funds 84.99%	Shares	Value (000)

American Funds Insurance Series - Growth Fund, Class 1	3,921,326	$441,737

Total growth funds (cost: $319,229,000)		441,737

Fixed income funds 10.00%

American Funds Insurance Series - The Bond Fund of America, Class 1	5,519,049	51,990

Total fixed income funds (cost: $52,461,000)		51,990

Short-term securities 4.83%

State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[1]	25,082,258	25,082

Total short-term securities (cost: $25,082,000)		25,082

Options purchased (equity style) 0.17%

Options purchased (equity style)*		866

Total options purchased (cost: $1,681,000)		866

Total investment securities 99.99% (cost: $398,453,000)		519,675
Other assets less liabilities 0.01%		70

Net assets 100.00%		$519,745

*Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2024 (000)

Put

S&P 500 Index	25	USD13,651	USD3,700.00	9/20/2024	$7
S&P 500 Index	210	114,670	3,800.00	9/20/2024	63
S&P 500 Index	20	10,921	3,900.00	9/20/2024	7
S&P 500 Index	15	8,191	4,100.00	9/20/2024	6
S&P 500 Index	25	13,651	4,050.00	12/20/2024	35
S&P 500 Index	415	226,610	4,125.00	12/20/2024	672
S&P 500 Index	15	8,191	4,200.00	12/20/2024	27
S&P 500 Index	25	13,651	4,275.00	12/20/2024	49

					$866

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
S&P 500 E-mini Index Futures	Long	44	9/1/2024	USD12,147	$40
U.S. Treasury 5-Year Note	Long	5	9/1/2024	533	5

					$45

American Funds Insurance Series   238

Managed Risk Growth Fund (continued)

Investments in affiliates[2]

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)

Growth funds 84.99%
American Funds Insurance Series -
Growth Fund, Class 1	$431,195	$14,201	$59,003	$16,571	$38,773	$441,737	$860	$10,033

Fixed income funds 10.00%
American Funds Insurance Series -
The Bond Fund of America, Class 1	50,749	12,165	10,260	(304)	(360)	51,990	350	–

Total 94.99%				$16,267	$38,413	$493,727	$1,210	$10,033

1Rate represents the seven-day yield at 6/30/2024.

2Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

239  American Funds Insurance Series

Managed Risk International Fund

Investment portfolio June 30, 2024	unaudited

Growth funds 84.37%	Shares	Value (000)

American Funds Insurance Series - International Fund, Class 1	5,541,924	$103,856

Total growth funds (cost: $86,084,000)		103,856

Fixed income funds 9.93%

American Funds Insurance Series - The Bond Fund of America, Class 1	1,297,568	12,223

Total fixed income funds (cost: $12,268,000)		12,223

Short-term securities 4.78%

State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[1]	5,885,944	5,886

Total short-term securities (cost: $5,886,000)		5,886

Options purchased (equity style) 0.76%

Options purchased (equity style)*		934

Total options purchased (cost: $536,000)		934

Total investment securities 99.84% (cost: $104,774,000)		122,899

Other assets less liabilities 0.16%		192

Net assets 100.00%		$123,091

*Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2024 (000)

Put

iShares MSCI EAFE ETF	200	USD1,567	USD57.00	9/20/2024	$8
iShares MSCI EAFE ETF	1,700	13,316	59.00	9/20/2024	64
iShares MSCI EAFE ETF	2,900	22,716	60.00	9/20/2024	112
iShares MSCI EAFE ETF	300	2,350	63.00	9/20/2024	11
iShares MSCI EAFE ETF	500	3,916	69.00	9/20/2024	7
iShares MSCI EAFE ETF	5,650	44,256	65.00	12/20/2024	715
iShares MSCI EAFE ETF	450	3,525	66.00	12/20/2024	17

					$934

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
MSCI EAFE Index Futures	Long	70	9/1/2024	USD8,201	$16
U.S. Treasury 5-Year Note	Long	10	9/1/2024	1,066	9
Mini MSCI Emerging Market Index Futures	Short	3	9/1/2024	(163)	1
S&P 500 E-mini Index Futures	Short	1	9/1/2024	(276)	1

					$27

American Funds Insurance Series  240

Managed Risk International Fund (continued)

Investments in affiliates[2]

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)

Growth funds 84.37%
American Funds Insurance Series -
International Fund, Class 1	$105,419	$1,109	$10,043	$465	$6,906	$103,856	$257	$–

Fixed income funds 9.93%
American Funds Insurance Series -
The Bond Fund of America, Class 1	12,408	2,109	2,141	(101)	(52)	12,223	86	–

Total 94.30%				$364	$6,854	$116,079	$343	$–

1Rate represents the seven-day yield at 6/30/2024.

2Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

241  American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

Investment portfolio June 30, 2024	unaudited

Growth-and-income funds 84.96%	Shares	Value (000)

American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	17,534,672	$279,678

Total growth-and-income funds (cost: $227,214,000)		279,678

Fixed income funds 10.00%

American Funds Insurance Series - U.S. Government Securities Fund, Class 1	3,376,017	32,916

Total fixed income funds (cost: $34,025,000)		32,916

Short-term securities 4.86%

State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[1]	15,996,413	15,996

Total short-term securities (cost: $15,996,000)		15,996

Options purchased (equity style) 0.14%

Options purchased (equity style)*		458

Total options purchased (cost: $1,152,000)		458

Total investment securities 99.96% (cost: $278,387,000)		329,048

Other assets less liabilities 0.04%		136

Net assets 100.00%		$329,184

*Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2024 (000)

Put
S&P 500 Index	30	USD16,381	USD3,625.00	9/20/2024	$ 7
S&P 500 Index	20	10,921	3,725.00	9/20/2024	5
S&P 500 Index	215	117,400	3,800.00	9/20/2024	65
S&P 500 Index	10	5,461	3,900.00	9/20/2024	3
S&P 500 Index	10	5,461	4,100.00	9/20/2024	4
S&P 500 Index	190	103,749	4,125.00	12/20/2024	308
S&P 500 Index	10	5,460	4,175.00	12/20/2024	17
S&P 500 Index	25	13,651	4,275.00	12/20/2024	49

					$458

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
S&P 500 E-mini Index Futures	Long	22	9/1/2024	USD6,074	$20
U.S. Treasury 5-Year Note	Long	23	9/1/2024	2,451	22

					$42

American Funds Insurance Series  242

Managed Risk Washington Mutual Investors Fund (continued)

Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)

Growth-and-income funds 84.96%

American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	$275,370	$5,684	$28,198	$(2,993)	$29,815	$279,678	$1,120	$2,242

Fixed income funds 10.00%

American Funds Insurance Series - U.S. Government Securities Fund, Class 1	32,409	5,629	4,592	(494)	(36)	32,916	230	–

Total 94.96%				$(3,487)	$29,779	$312,594	$1,350	$2,242

1 Rate represents the seven-day yield at 6/30/2024.

2 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

243  American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2024	unaudited

Growth-and-income funds 80.00%	Shares	Value (000)

American Funds Insurance Series - Growth-Income Fund, Class 1	27,695,982	$1,786,114

Total growth-and-income funds (cost: $1,463,497,000)		1,786,114

Fixed income funds 15.00%

American Funds Insurance Series - The Bond Fund of America, Class 1	35,553,037	334,909

Total fixed income funds (cost: $341,712,000)		334,909

Short-term securities 4.73%

State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[1]	105,718,346	105,718

Total short-term securities (cost: $105,718,000)		105,718

Options purchased (equity style) 0.21%

Options purchased (equity style)*		4,616

Total options purchased (cost: $12,103,000)		4,616

Total investment securities 99.94% (cost: $1,923,030,000)		2,231,357

Other assets less liabilities 0.06%		1,304

Net assets 100.00%		$2,232,661

*Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2024 (000)

Put

S&P 500 Index	50	USD27,302	USD3,300.00	9/20/2024	$10
S&P 500 Index	175	95,558	3,325.00	9/20/2024	39
S&P 500 Index	70	38,223	3,375.00	9/20/2024	18
S&P 500 Index	10	5,461	3,450.00	9/20/2024	3
S&P 500 Index	30	16,381	3,475.00	9/20/2024	8
S&P 500 Index	2,510	1,370,581	3,525.00	9/20/2024	753
S&P 500 Index	180	98,289	3,575.00	9/20/2024	58
S&P 500 Index	70	38,223	3,625.00	9/20/2024	29
S&P 500 Index	10	5,461	3,700.00	12/20/2024	11
S&P 500 Index	150	81,907	3,725.00	12/20/2024	203
S&P 500 Index	1,745	952,854	3,750.00	12/20/2024	2,827
S&P 500 Index	70	38,223	3,800.00	12/20/2024	122
S&P 500 Index	130	70,986	3,900.00	12/20/2024	234
S&P 500 Index	155	84,638	4,100.00	12/20/2024	301

					$4,616

American Funds Insurance Series  244

Managed Risk Growth-Income Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)

S&P 500 E-mini Index Futures	Long	218	9/1/2024	USD60,185	$201
U.S. Treasury 5-Year Note	Long	54	9/1/2024	5,755	51

					$252

Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)

Growth-and-income funds 80.00%

American Funds Insurance Series - Growth-Income Fund, Class 1	$1,749,625	$92,257	$210,362	$3,136	$151,458	$1,786,114	$5,421	$79,172

Fixed income funds 15.00%

American Funds Insurance Series - The Bond Fund of America, Class 1	328,068	60,671	49,693	(6,049)	1,912	334,909	2,282	–

Total 95.00%				$(2,913)	$153,370	$2,121,023	$7,703	$79,172

1 Rate represents the seven-day yield at 6/30/2024.

2 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

245  American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2024	unaudited

Asset allocation funds 95.27%	Shares	Value (000)

American Funds Insurance Series - Asset Allocation Fund, Class 1	80,083,731	$1,993,284

Total asset allocation funds (cost: $1,894,128,000)		1,993,284

Short-term securities 4.73%

State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[1]	98,953,206	98,953

Total short-term securities (cost: $98,953,000)		98,953

Options purchased (equity style) 0.04%

Options purchased (equity style)*		698

Total options purchased (cost: $1,352,000)		698

Total investment securities 100.04% (cost: $1,994,433,000)		2,092,935

Other assets less liabilities (0.04)%		(754)

Net assets 100.00%		$2,092,181

*Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2024 (000)

Put

S&P 500 Index	30	USD16,381	USD3,625.00	9/20/2024	$7
S&P 500 Index	10	5,461	3,725.00	9/20/2024	3
S&P 500 Index	20	10,921	3,750.00	9/20/2024	6
S&P 500 Index	120	65,526	3,800.00	9/20/2024	36
S&P 500 Index	15	8,191	3,900.00	9/20/2024	5
S&P 500 Index	15	8,191	4,100.00	9/20/2024	6
S&P 500 Index	10	5,460	3,775.00	12/20/2024	11
S&P 500 Index	20	10,921	4,050.00	12/20/2024	28
S&P 500 Index	310	169,275	4,125.00	12/20/2024	502
S&P 500 Index	10	5,460	4,200.00	12/20/2024	18
S&P 500 Index	40	21,842	4,250.00	12/20/2024	76

					$698

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)

U.S. Treasury 5-Year Note	Long	390	9/1/2024	USD41,566	$368
S&P 500 E-mini Index Futures	Long	41	9/1/2024	11,319	38

					$406

American Funds Insurance Series  246

Managed Risk Asset Allocation Fund (continued)

Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)

Asset allocation funds 95.27%

American Funds Insurance Series - Asset Allocation Fund, Class 1	$1,999,492	$96,569	$191,155	$26,249	$62,129	$1,993,284	$9,939	$84,687

1 Rate represents the seven-day yield at 6/30/2024.

2 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

247  American Funds Insurance Series

Financial statements Statements of assets and liabilities at June 30, 2024	unaudited (dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund		Growth Fund	International Fund		New World Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$7,966,750	$2,974,857		$42,948,920	$7,020,180		$3,403,678
Affiliated issuers	295,186	113,977		965,003	254,704		138,525
Cash	232	903		518	819		4,139
Cash collateral received for securities on loan	479	1,722		3,903	–		748
Cash collateral pledged for futures contracts	–	–		–	–		–
Cash collateral pledged for swap contracts	–	–		–	–		–
Cash denominated in currencies other than U.S. dollars	50	119		877	1,442		667
Unrealized appreciation on open forward currency contracts	–	–		–	–		131
Unrealized appreciation on unfunded commitments*	–	–		–	–		–
Receivables for:
Sales of investments	19,976	3,927		13,214	3,283		45,061
Sales of fund’s shares	2,424	1,672		16,037	3,440		3,780
Dividends and interest	11,534	2,747		16,118	17,776		11,185
Variation margin on futures contracts	–	–		–	–		35
Variation margin on centrally cleared swap contracts	–	–		–	–		8
Securities lending income	1	38		26	4		7
Other	–	–	†	–	–	†	–

	8,296,632	3,099,962		43,964,616	7,301,648		3,607,964

Liabilities:
Collateral for securities on loan	4,789	17,225		39,028	–		7,477
Unrealized depreciation on open forward currency contracts	–	–		–	–		195
Bilateral swaps, at value	–	–		–	–		197
Options written, at value	–	–		–	–		–
Payables for:
Purchases of investments	34,552	4,217		11,404	5,168		6,473
Repurchases of fund’s shares	13,192	1,779		58,743	4,934		3,938
Investment advisory services	2,469	1,525		10,894	2,859		1,462
Insurance administrative fees	526	185		2,704	280		507
Services provided by related parties	1,135	505		5,829	980		420
Trustees’ deferred compensation	108	63		592	187		50
Variation margin on futures contracts	–	–		–	–		10
Variation margin on centrally cleared swap contracts	–	–		–	–		3
Non-U.S. taxes	5,454	18,507		–	32,220		19,505
Other	773	206		767	1,104		430

	62,998	44,212		129,961	47,732		40,667
Commitments and contingencies*

Net assets at June 30, 2024	$8,233,634	$3,055,750		$43,834,655	$7,253,916		$3,567,297

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,188,838	$2,402,001		$18,626,919	$5,566,137		$2,431,342
Total distributable earnings (accumulated loss)	4,044,796	653,749		25,207,736	1,687,779		1,135,955

Net assets at June 30, 2024	$8,233,634	$3,055,750		$43,834,655	$7,253,916		$3,567,297

Investment securities on loan, at value	$4,457	$41,131		$38,162	$9,093		$14,933
Investment securities, at cost
Unaffiliated issuers	4,878,864	2,314,045		19,847,748	4,976,685		2,361,239
Affiliated issuers	295,172	100,243		964,947	254,706		138,525
Cash denominated in currencies other than U.S. dollars, at cost	53	120		876	1,442		669
Premiums received on options written	–	–		–	–		–

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series  248

Financial statements (continued) Statements of assets and liabilities at June 30, 2024 (continued)	unaudited (dollars in thousands)

	Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund		Capital Income Builder

Assets:
Investment securities, at value:
Unaffiliated issuers	$10,435,918	$1,849,795	$38,704,827	$309,553		$1,245,997
Affiliated issuers	419,230	62,675	1,400,527	19,520		110,564
Cash	233	47	424	55		194
Cash collateral received for securities on loan	–	966	11,983	–		1,650
Cash collateral pledged for futures contracts	–	–	–	–		–
Cash collateral pledged for swap contracts	–	–	–	–		–
Cash denominated in currencies other than U.S. dollars	4	394	2,935	192		240
Unrealized appreciation on open forward currency contracts	–	–	–	–		–
Unrealized appreciation on unfunded commitments*	–	–	–	–		–
Receivables for:
Sales of investments	20,607	3,793	162,974	143		29,467
Sales of fund’s shares	3,225	96	4,397	168		1,593
Dividends and interest	13,866	4,400	50,813	1,545		5,698
Variation margin on futures contracts	–	–	–	–		6
Variation margin on centrally cleared swap contracts	–	–	–	–		21
Securities lending income	10	5	45	–	†	7
Other	4	13	–	–		7

	10,893,097	1,922,184	40,338,925	331,176		1,395,444

Liabilities:
Collateral for securities on loan	–	9,661	119,835	–		16,497
Unrealized depreciation on open forward currency contracts	–	–	–	–		–
Bilateral swaps, at value	–	–	–	–		–
Options written, at value	–	–	–	–		–
Payables for:
Purchases of investments	11,648	640	17,131	210		66,823
Repurchases of fund’s shares	9,547	1,300	77,940	361		458
Investment advisory services	2,076	589	8,193	132		244
Insurance administrative fees	931	159	1,446	97		367
Services provided by related parties	1,183	317	4,259	72		153
Trustees’ deferred compensation	131	30	631	14		12
Variation margin on futures contracts	–	–	–	–		191
Variation margin on centrally cleared swap contracts	–	–	–	–		2
Non-U.S. taxes	213	967	1,763	189		406
Other	4	20	107	50		157

	25,733	13,683	231,305	1,125		85,310
Commitments and contingencies*

Net assets at June 30, 2024	$10,867,364	$1,908,501	$40,107,620	$330,051		$1,310,134

Net assets consist of:
Capital paid in on shares of beneficial interest	$6,736,929	$1,236,822	$18,824,836	$296,075		$1,094,668
Total distributable earnings (accumulated loss)	4,130,435	671,679	21,282,784	33,976		215,466

Net assets at June 30, 2024	$10,867,364	$1,908,501	$40,107,620	$330,051		$1,310,134

Investment securities on loan, at value	$–	$10,543	$114,087	$715		$20,164
Investment securities, at cost
Unaffiliated issuers	6,952,628	1,190,067	23,447,509	251,174		1,028,856
Affiliated issuers	419,195	62,674	1,348,742	19,517		114,153
Cash denominated in currencies other than U.S. dollars, at cost	4	394	2,936	192		240
Premiums received on options written	–	–	–	–		–

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

249  American Funds Insurance Series

Financial statements (continued) Statements of assets and liabilities at June 30, 2024 (continued)	unaudited (dollars in thousands)

	Asset Allocation Fund	American Funds Global Balanced Fund		The Bond Fund of America	Capital World Bond Fund	American High-Income Trust

Assets:
Investment securities, at value:
Unaffiliated issuers	$24,770,361	$374,998		$10,815,470	$1,453,720	$859,873
Affiliated issuers	3,193,004	35,995		1,710,287	231,179	20,436
Cash	3,185	73		4,880	357	1,173
Cash collateral received for securities on loan	1,991	15		–	–	–
Cash collateral pledged for futures contracts	–	–		–	–	153
Cash collateral pledged for swap contracts	–	–		–	–	491
Cash denominated in currencies other than U.S. dollars	336	83		195	46	4
Unrealized appreciation on open forward currency contracts	–	183		1,071	1,871	–
Unrealized appreciation on unfunded commitments*	1	–		–	–	2
Receivables for:
Sales of investments	364,046	8,514		1,087,237	87,857	331
Sales of fund’s shares	3,226	260		6,844	1,124	124
Dividends and interest	87,227	2,095		87,998	14,722	13,662
Variation margin on futures contracts	2,785	44		3,736	524	9
Variation margin on centrally cleared swap contracts	380	18		1,034	270	8
Securities lending income	55	–	†	–	–	–
Other	93	–		–	–	2

	28,426,690	422,278		13,718,752	1,791,670	896,268

Liabilities:
Collateral for securities on loan	19,914	147		–	–	–
Unrealized depreciation on open forward currency contracts	–	286		125	3,859	–
Bilateral swaps, at value	–	157		–	1,221	–
Options written, at value	–	–		–	920	–
Payables for:
Purchases of investments	1,432,645	29,199		2,558,995	266,084	3,787
Repurchases of fund’s shares	31,140	105		7,847	1,062	319
Investment advisory services	5,824	141		1,850	539	208
Insurance administrative fees	3,850	84		771	48	75
Services provided by related parties	2,850	69		1,070	214	158
Trustees’ deferred compensation	380	5		157	30	33
Variation margin on futures contracts	1,661	69		9,981	926	18
Variation margin on centrally cleared swap contracts	371	8		232	179	5
Non-U.S. taxes	–	190		17	93	–
Other	1,263	21		18	120	1

	1,499,898	30,481		2,581,063	275,295	4,604
Commitments and contingencies*

Net assets at June 30, 2024	$26,926,792	$391,797		$11,137,689	$1,516,375	$891,664

Net assets consist of:
Capital paid in on shares of beneficial interest	$18,791,744	$329,610		$12,772,384	$1,810,706	$1,200,060
Total distributable earnings (accumulated loss)	8,135,048	62,187		(1,634,695)	(294,331)	(308,396)

Net assets at June 30, 2024	$26,926,792	$391,797		$11,137,689	$1,516,375	$891,664

Investment securities on loan, at value	$19,113	$143		$–	$–	$–
Investment securities, at cost
Unaffiliated issuers	17,261,076	322,755		11,124,829	1,548,780	862,937
Affiliated issuers	3,391,993	35,821		1,710,028	230,011	20,435
Cash denominated in currencies other than U.S. dollars, at cost	336	83		195	47	4
Premiums received on options written	–	–		–	827	–

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series  250

Financial statements (continued) Statements of assets and liabilities at June 30, 2024 (continued)	unaudited (dollars in thousands)

	American Funds Mortgage Fund		Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund		Managed Risk International Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$146,707		$347,774	$2,018,807	$25,948		$6,820
Affiliated issuers	–		–	–	493,727		116,079
Cash	2,695		9,119	40,914	–		–
Cash collateral received for securities on loan	–		–	–	–		–
Cash collateral pledged for futures contracts	–		–	–	526		275
Cash collateral pledged for swap contracts	–		–	–	–		–
Cash denominated in currencies other than U.S. dollars	–		–	–	–		–
Unrealized appreciation on open forward currency contracts	–		–	–	–		–
Unrealized appreciation on unfunded commitments*	–		–	–	–		–
Receivables for:
Sales of investments	14,575		–	179,227	1,315		134
Sales of fund’s shares	513		242	351	–	†	1
Dividends and interest	399		40	10,937	111		27
Variation margin on futures contracts	52		–	1,167	–		11
Variation margin on centrally cleared swap contracts	13		–	1,981	–		–
Securities lending income	–		–	–	–		–
Other	1		–	–	–		–

	164,955		357,175	2,253,384	521,627		123,347

Liabilities:
Collateral for securities on loan	–		–	–	–		–
Unrealized depreciation on open forward currency contracts	–		–	–	–		–
Bilateral swaps, at value	–		–	–	–		–
Options written, at value	–		–	496	–		–
Payables for:
Purchases of investments	54,329		–	527,504	410		80
Repurchases of fund’s shares	88		1,700	1,318	953		58
Investment advisory services	19		75	317	42		10
Insurance administrative fees	30		32	191	316		77
Services provided by related parties	21		74	300	101		25
Trustees’ deferred compensation	3		12	46	6		2
Variation margin on futures contracts	96		–	1,155	54		4
Variation margin on centrally cleared swap contracts	1		–	450	–		–
Non-U.S. taxes	–		–	–	–		–
Other	–	†	–1		–		–

	54,587		1,893	531,778	1,882		256
Commitments and contingencies*

Net assets at June 30, 2024	$110,368		$355,282	$1,721,606	$519,745		$123,091

Net assets consist of:
Capital paid in on shares of beneficial interest	$123,544		$346,582	$2,001,634	$487,969		$143,670
Total distributable earnings (accumulated loss)	(13,176)		8,700	(280,028)	31,776		(20,579)

Net assets at June 30, 2024	$110,368		$355,282	$1,721,606	$519,745		$123,091

Investment securities on loan, at value	$–		$–	$–	$–		$–
Investment securities, at cost
Unaffiliated issuers	148,031		347,924	2,073,482	26,763		6,422
Affiliated issuers	–		–	–	371,690		98,352
Cash denominated in currencies other than U.S. dollars, at cost	–		–	–	–		–
Premiums received on options written	–		–	512	–		–
Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

251  American Funds Insurance Series

Financial statements (continued) Statements of assets and liabilities at June 30, 2024 (continued)	unaudited (dollars in thousands)

	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$16,454	$110,334	$99,651
Affiliated issuers	312,594	2,121,023	1,993,284
Cash	–	–	–
Cash collateral received for securities on loan	–	–	–
Cash collateral pledged for futures contracts	372	3,268	991
Cash collateral pledged for swap contracts	–	–	–
Cash denominated in currencies other than U.S. dollars	–	–	–
Unrealized appreciation on open forward currency contracts	–	–	–
Unrealized appreciation on unfunded commitments*	–	–	–
Receivables for:
Sales of investments	242	11,307	3,213
Sales of fund’s shares	438	1	64
Dividends and interest	72	470	443
Variation margin on futures contracts	–	–	–
Variation margin on centrally cleared swap contracts	–	–	–
Securities lending income	–	–	–
Other	–	–	–

	330,172	2,246,403	2,097,646

Liabilities:
Collateral for securities on loan	–	–	–
Unrealized depreciation on open forward currency contracts	–	–	–
Bilateral swaps, at value	–	–	–
Options written, at value	–	–	–
Payables for:
Purchases of investments	474	75	–
Repurchases of fund’s shares	195	11,825	3,446
Investment advisory services	27	183	172
Insurance administrative fees	201	1,366	1,296
Services provided by related parties	65	57	424
Trustees’ deferred compensation	4	22	34
Variation margin on futures contracts	22	214	93
Variation margin on centrally cleared swap contracts	–	–	–
Non-U.S. taxes	–	–	–
Other	–	–	–

	988	13,742	5,465
Commitments and contingencies*

Net assets at June 30, 2024	$329,184	$2,232,661	$2,092,181

Net assets consist of:
Capital paid in on shares of beneficial interest	$322,570	$1,904,174	$1,909,929
Total distributable earnings (accumulated loss)	6,614	328,487	182,252

Net assets at June 30, 2024	$329,184	$2,232,661	$2,092,181

Investment securities on loan, at value	$–	$–	$–
Investment securities, at cost
Unaffiliated issuers	17,148	117,821	100,305
Affiliated issuers	261,239	1,805,209	1,894,128
Cash denominated in currencies other than U.S. dollars, at cost	–	–	–
Premiums received on options written	–	–	–

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series  252

Financial statements (continued) Statements of assets and liabilities at June 30, 2024 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized

Class 1:	Net assets	$3,634,539	$966,566	$19,612,211	$3,344,759	$1,915,934
	Shares outstanding	97,196	54,094	174,099	178,512	70,907
	Net asset value per share	$37.39	$17.87	$112.65	$18.74	$27.02

Class 1A:	Net assets	$19,555	$5,243	$329,434	$12,566	$10,613
	Shares outstanding	526	298	2,957	675	395
	Net asset value per share	$37.15	$17.59	$111.40	$18.62	$26.87

Class 2:	Net assets	$3,713,964	$1,787,961	$19,295,635	$3,436,567	$826,781
	Shares outstanding	100,877	106,573	173,672	184,488	31,014
	Net asset value per share	$36.82	$16.78	$111.10	$18.63	$26.66

Class 3:	Net assets			$259,121	$16,271
	Shares outstanding	Not applicable	Not applicable	2,276	866	Not applicable
	Net asset value per share			$113.85	$18.79

Class 4:	Net assets	$865,576	$295,980	$4,338,254	$443,753	$813,969
	Shares outstanding	23,801	17,693	40,134	24,231	30,829
	Net asset value per share	$36.37	$16.73	$108.09	$18.31	$26.40

		Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder

Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized

Class 1:	Net assets	$6,284,651	$594,076	$23,840,100	$16,295	$692,173
	Shares outstanding	393,951	39,150	369,692	1,532	57,693
	Net asset value per share	$15.95	$15.17	$64.49	$10.64	$12.00

Class 1A:	Net assets	$26,468	$8,281	$39,602	$5,972	$10,824
	Shares outstanding	1,667	550	619	578	903
	Net asset value per share	$15.87	$15.07	$64.00	$10.34	$11.98

Class 2:	Net assets	$3,005,179	$1,051,762	$13,670,858	$157,580	$15,792
	Shares outstanding	192,244	69,574	215,853	15,243	1,318
	Net asset value per share	$15.63	$15.12	$63.33	$10.34	$11.99

Class 3:	Net assets			$151,885
	Shares outstanding	Not applicable	Not applicable	2,351	Not applicable	Not applicable
	Net asset value per share			$64.61

Class 4:	Net assets	$1,551,066	$254,382	$2,405,175	$150,204	$591,345
	Shares outstanding	100,410	17,287	38,685	14,783	49,406
	Net asset value per share	$15.45	$14.72	$62.17	$10.16	$11.97

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

253  American Funds Insurance Series

Financial statements (continued) Statements of assets and liabilities at June 30, 2024 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust

Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized

Class 1:	Net assets	$16,050,995	$98,257	$7,062,850	$633,847	$227,066
	Shares outstanding	644,952	7,657	749,934	64,831	24,705
	Net asset value per share	$24.89	$12.83	$9.42	$9.78	$9.19

Class 1A:	Net assets	$33,567	$2,733	$209,966	$37,013	$2,908
	Shares outstanding	1,357	215	22,469	3,821	318
	Net asset value per share	$24.73	$12.75	$9.34	$9.69	$9.15

Class 2:	Net assets	$4,356,251	$156,656	$2,807,280	$789,090	$528,468
	Shares outstanding	177,818	12,283	302,898	81,673	58,951
	Net asset value per share	$24.50	$12.75	$9.27	$9.66	$8.96

Class 3:	Net assets	$31,592				$8,047
	Shares outstanding	1,268	Not applicable	Not applicable	Not applicable	871
	Net asset value per share	$24.91				$9.24

Class 4:	Net assets	$6,454,387	$134,151	$1,057,593	$56,425	$125,175
	Shares outstanding	265,952	10,705	114,789	5,936	12,499
	Net asset value per share	$24.27	$12.53	$9.21	$9.51	$10.01

		American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund

Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized

Class 1:	Net assets	$16,592	$38,963	$258,713
	Shares outstanding	1,791	3,378	26,530	Not applicable	Not applicable
	Net asset value per share	$9.26	$11.53	$9.75

Class 1A:	Net assets	$2,219	$122	$214,486
	Shares outstanding	243	11	22,107	Not applicable	Not applicable
	Net asset value per share	$9.14	$11.52	$9.70

Class 2:	Net assets	$42,945	$262,572	$1,058,967
	Shares outstanding	4,688	23,559	110,118	Not applicable	Not applicable
	Net asset value per share	$9.16	$11.15	$9.62

Class 3:	Net assets		$3,935	$5,155
	Shares outstanding	Not applicable	348	527	Not applicable	Not applicable
	Net asset value per share		$11.30	$9.78

Class 4:	Net assets	$48,612	$49,690	$184,285
	Shares outstanding	5,379	4,433	19,196	Not applicable	Not applicable
	Net asset value per share	$9.04	$11.21	$9.60

Class P1:	Net assets				$13,060	$1,910
	Shares outstanding	Not applicable	Not applicable	Not applicable	1,074	219
	Net asset value per share				$12.16	$8.74

Class P2:	Net assets				$506,685	$121,181
	Shares outstanding	Not applicable	Not applicable	Not applicable	42,107	13,928
	Net asset value per share				$12.03	$8.70

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series  254

Financial statements (continued) Statements of assets and liabilities at June 30, 2024 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized

Class P1:	Net assets	$2,744	$1,951,328	$10,444
	Shares outstanding	243	144,216	832
	Net asset value per share	$11.28	$13.53	$12.56

Class P2:	Net assets	$326,440	$281,333	$2,081,737
	Shares outstanding	29,165	20,952	171,400
	Net asset value per share	$11.19	$13.43	$12.15

*Refer to Note 5 for further information on unfunded commitments and refer to Note 7 for further information on expense recoupment.

† Amount less than one thousand.

Refer to the notes to financial statements.

255  American Funds Insurance Series

Financial statements (continued) Statements of operations for the six months ended June 30, 2024	unaudited (dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$66,243	$22,541	$134,655	$74,268	$34,857
Affiliated issuers	11,421	2,890	27,383	6,516	4,142

	77,664	25,431	162,038	80,784	38,999
Interest from unaffiliated issuers	942	38	201	36	5,544
Securities lending income (net of fees)	51	211	132	29	22

	78,657	25,680	162,371	80,849	44,565
Fees and expenses*:
Investment advisory services	18,991	9,975	63,952	17,324	9,872
Distribution services	5,549	2,629	28,397	4,835	2,021
Insurance administrative services	1,023	373	5,249	554	1,012
Transfer agent services	1	– †	5	1	– †
Administrative services	1,199	463	6,239	1,087	513
Accounting and administrative services	–	–	–	–	–
Reports to shareholders	51	21	278	51	24
Registration statement and prospectus	6	4	46	10	5
Trustees’ compensation	24	9	122	21	10
Auditing and legal	23	58	44	38	69
Custodian	296	282	249	477	394

Other	3	23	19	5	25

Total fees and expenses before waivers/reimbursement	27,166	13,837	104,600	24,403	13,945
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	4,398	415	–	–	1,198
Miscellaneous fee reimbursement	–	–	–	–	–

Total waivers/reimbursement of fees and expenses	4,398	415	–	–	1,198

Total fees and expenses after waivers/reimbursement	22,768	13,422	104,600	24,403	12,747

Net investment income	55,889	12,258	57,771	56,446	31,818

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	935,602	23,056	2,107,582	179,028	108,730
Affiliated issuers	(31)	7	(28)	(19)	19
Options purchased (futures style)	–	–	–	–	–
Options written	–	–	–	–	–
Futures contracts	–	–	–	–	(111)
Forward currency contracts	–	1	–	–	64
Swap contracts	–	–	–	–	(113)
Currency transactions	(158)	(42)	68	611	(671)
Capital gain distributions received from affiliated issuers	–	–	–	–	–

	935,413	23,022	2,107,622	179,620	107,918
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	59,871	(28,677)	4,043,764	276,343	87,381
Affiliated issuers	27	8,469	45	(3)	(9)
Options written	–	–	–	–	–
Futures contracts	–	–	–	–	1
Forward currency contracts	–	–	–	–	49
Swap contracts	–	–	–	–	(291)
Currency translations	(237)	(110)	(126)	(379)	(264)

	59,661	(20,318)	4,043,683	275,961	86,867

Net realized gain (loss) and unrealized appreciation (depreciation)	995,074	2,704	6,151,305	455,581	194,785

Net increase (decrease) in net assets resulting from operations	$1,050,963	$14,962	$6,209,076	$512,027	$226,603

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series  256

Financial statements (continued) Statements of operations for the six months ended June 30, 2024 (continued)	unaudited (dollars in thousands)

	Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder

Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$102,890	$22,005	$288,028	$6,340	$19,921
Affiliated issuers	9,616	1,790	33,109	385	3,052

	112,506	23,795	321,137	6,725	22,973
Interest from unaffiliated issuers	8	146	201	30	3,548
Securities lending income (net of fees)	140	12	126	2	16

	112,654	23,953	321,464	6,757	26,537
Fees and expenses*:
Investment advisory services	19,738	4,484	48,698	816	2,271
Distribution services	5,476	1,615	19,546	388	736
Insurance administrative services	1,827	316	2,832	192	730
Transfer agent services	1	– †	4	– †	– †
Administrative services	1,583	283	5,823	50	191
Accounting and administrative services	–	–	–	–	–
Reports to shareholders	51	11	243	5	9
Registration statement and prospectus	3	2	44	2	9
Trustees’ compensation	31	5	115	1	4
Auditing and legal	21	38	40	25	36
Custodian	131	68	290	27	38

Other	4	2	16	– †	1

Total fees and expenses before waivers/reimbursement	28,866	6,824	77,651	1,506	4,025
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	8,393	1,006	–	–	869
Miscellaneous fee reimbursement	–	–	–	–	–

Total waivers/reimbursement of fees and expenses	8,393	1,006	–	–	869

Total fees and expenses after waivers/reimbursement	20,473	5,818	77,651	1,506	3,156

Net investment income	92,181	18,135	243,813	5,251	23,381

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	577,271	75,820	5,717,125	(3,503)	10,308
Affiliated issuers	(5)	(3)	509	– †	(941)
Options purchased (futures style)	–	–	–	–	–
Options written	–	–	–	–	–
Futures contracts	–	–	–	–	(948)
Forward currency contracts	–	–	–	–	– †
Swap contracts	–	–	–	–	441
Currency transactions	(19)	(46)	729	(31)	(22)
Capital gain distributions received from affiliated issuers	–	–	–	–	–

	577,247	75,771	5,718,363	(3,534)	8,838
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	474,404	85,428	(775,824)	16,945	24,825
Affiliated issuers	11	5	(1,587)	1	161
Options written	–	–	–	–	–
Futures contracts	–	–	–	–	(1,882)
Forward currency contracts	–	–	–	–	–
Swap contracts	–	–	–	–	14
Currency translations	(14)	(95)	(317)	(48)	(70)

	474,401	85,338	(777,728)	16,898	23,048

Net realized gain (loss) and unrealized appreciation (depreciation)	1,051,648	161,109	4,940,635	13,364	31,886

Net increase (decrease) in net assets resulting from operations	$1,143,829	$179,244	$5,184,448	$18,615	$55,267

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

257  American Funds Insurance Series

Financial statements (continued) Statements of operations for the six months ended June 30, 2024 (continued)	unaudited (dollars in thousands)

	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust

Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$134,178	$3,562	$–	$1	$120
Affiliated issuers	89,964	1,016	52,035	6,721	797

	224,142	4,578	52,035	6,722	917
Interest from unaffiliated issuers	127,357	2,101	214,982	27,721	30,922
Securities lending income (net of fees)	227	2	–	–	–

	351,726	6,681	267,017	34,443	31,839
Fees and expenses*:
Investment advisory services	34,645	867	19,286	3,228	1,777
Distribution services	12,962	360	4,747	1,059	813
Insurance administrative services	7,613	167	1,544	84	149
Transfer agent services	3	– †	1	– †	– †
Administrative services	3,919	58	1,644	225	132
Accounting and administrative services	–	–	–	–	–
Reports to shareholders	141	4	71	10	8
Registration statement and prospectus	20	2	14	2	3
Trustees’ compensation	78	1	33	5	2
Auditing and legal	33	27	7	4	2
Custodian	113	44	52	116	9

Other	11	– †	5	1	7

Total fees and expenses before waivers/reimbursement	59,538	1,530	27,404	4,734	2,902
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	–	19	7,525	–	586
Miscellaneous fee reimbursement	–	–	–	–	–

Total waivers/reimbursement of fees and expenses	–	19	7,525	–	586

Total fees and expenses after waivers/reimbursement	59,538	1,511	19,879	4,734	2,316

Net investment income	292,188	5,170	247,138	29,709	29,523

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	608,345	10,298	(96,846)	(22,666)	(1,053)
Affiliated issuers	(3,616)	45	(9)	680	3
Options purchased (futures style)	–	–	–	(66)	–
Options written	–	–	–	300	–
Futures contracts	(23,417)	(52)	(65,889)	(91)	(100)
Forward currency contracts	–	(57)	1,525	(1,028)	–
Swap contracts	828	(212)	(6,930)	(1,368)	(213)
Currency transactions	(86)	(8)	5	(723)	7
Capital gain distributions received from affiliated issuers	–	–	–	–	–

	582,054	10,014	(168,144)	(24,962)	(1,356)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	1,549,070	1,474	(113,171)	(45,847)	5,451
Affiliated issuers	(31,662)	(305)	226	(2,447)	2
Options written	–	–	–	(93)	–
Futures contracts	(3,393)	(144)	(40,875)	(4,341)	70
Forward currency contracts	–	(421)	1,842	(5,821)	–
Swap contracts	133	(1)	5,924	(994)	1
Currency translations	(354)	(47)	(36)	(291)	(27)

	1,513,794	556	(146,090)	(59,834)	5,497

Net realized gain (loss) and unrealized appreciation (depreciation)	2,095,848	10,570	(314,234)	(84,796)	4,141

Net increase (decrease) in net assets resulting from operations	$2,388,036	$15,740	$(67,096)	$(55,087)	$33,664

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series  258

Financial statements (continued) Statements of operations for the six months ended June 30, 2024 (continued)	unaudited (dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund		U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund

Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$–	$–		$–	$645	$156
Affiliated issuers	–	–		–	1,210	343

	–	–		–	1,855	499
Interest from unaffiliated issuers	2,904	9,854		38,207	–	–
Securities lending income (net of fees)	–	–		–	–	–

	2,904	9,854		38,207	1,855	499
Fees and expenses*:
Investment advisory services	158	465		2,299	385	93
Distribution services	110	399		1,545	625	153
Insurance administrative services	60	65		308	641	155
Transfer agent services	– †	–	†	– †	– †	–	†
Administrative services	16	54		234	–	–
Accounting and administrative services	–	–		–	30	27
Reports to shareholders	4	5		12	–	–
Registration statement and prospectus	2	2		4	6	5
Trustees’ compensation	– †	1		5	1	–	†
Auditing and legal	– †	–	†	1	1	–	†
Custodian	7	–	†	14	3	3

Other	– †	–	†	1	10	–	†

Total fees and expenses before waivers/reimbursement	357	991		4,423	1,702	436
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	36	–		495	128	31
Miscellaneous fee reimbursement	–	–		–	–	7

Total waivers/reimbursement of fees and expenses	36	–		495	128	38

Total fees and expenses after waivers/reimbursement	321	991		3,928	1,574	398

Net investment income	2,583	8,863		34,279	281	101

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(1,071)	–		(2,183)	(2,269)	(437)
Affiliated issuers	–	–		–	16,267	364
Options purchased (futures style)	–	–		–	–	–
Options written	–	–		92	–	–
Futures contracts	(761)	–		(3,042)	(1,082)	(272)
Forward currency contracts	–	–		–	–	–
Swap contracts	20	–		2,656	–	–
Currency transactions	–	–		–	24	2
Capital gain distributions received from affiliated issuers	–	–		–	10,033	–

	(1,812)	–		(2,477)	22,973	(343)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(1,435)	(43)		(27,820)	522	588
Affiliated issuers	–	–		–	38,413	6,854
Options written	–	–		360	–	–
Futures contracts	(715)	–		(16,056)	(436)	66
Forward currency contracts	–	–		–	–	–
Swap contracts	89	–		(916)	–	–
Currency translations	–	–		–	–	–

	(2,061)	(43)		(44,433)	38,499	7,508

Net realized gain (loss) and unrealized appreciation (depreciation)	(3,873)	(43)		(46,910)	61,472	7,165

Net increase (decrease) in net assets resulting from operations	$(1,290)	$8,820		$(12,631)	$61,753	$7,266

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

259  American Funds Insurance Series

Financial statements (continued) Statements of operations for the six months ended June 30, 2024 (continued)	unaudited (dollars in thousands)

	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$414	$2,778	$2,668
Affiliated issuers	1,350	7,703	9,939

	1,764	10,481	12,607
Interest from unaffiliated issuers	–	–	–
Securities lending income (net of fees)	–	–	–

	1,764	10,481	12,607
Fees and expenses*:
Investment advisory services	244	1,662	1,565
Distribution services	403	349	2,596
Insurance administrative services	407	2,770	2,609
Transfer agent services	– †	– †	– †
Administrative services	–	–	–
Accounting and administrative services	28	46	45
Reports to shareholders	–	–	–
Registration statement and prospectus	5	12	13
Trustees’ compensation	1	7	6
Auditing and legal	1	2	2
Custodian	3	3	3

Other	– †	1	1

Total fees and expenses before waivers/reimbursement	1,092	4,852	6,840
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	81	554	522
Miscellaneous fee reimbursement	7	–	–

Total waivers/reimbursement of fees and expenses	88	554	522

Total fees and expenses after waivers/reimbursement	1,004	4,298	6,318

Net investment income	760	6,183	6,289

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(1,485)	(15,868)	(1,481)
Affiliated issuers	(3,487)	(2,913)	26,249
Options purchased (futures style)	–	–	–
Options written	–	–	–
Futures contracts	382	7,821	(410)
Forward currency contracts	–	–	–
Swap contracts	–	–	–
Currency transactions	10	81	28
Capital gain distributions received from affiliated issuers	2,242	79,172	84,687

	(2,338)	68,293	109,073
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	334	3,986	157
Affiliated issuers	29,779	153,370	62,129
Options written	–	–	–
Futures contracts	(279)	(1,796)	(999)
Forward currency contracts	–	–	–
Swap contracts	–	–	–
Currency translations	–	–	–

	29,834	155,560	61,287

Net realized gain (loss) and unrealized appreciation (depreciation)	27,496	223,853	170,360

Net increase (decrease) in net assets resulting from operations	$28,256	$230,036	$176,649

* Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.

† Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series  260

Financial statements (continued) Statements of changes in net assets	(dollars in thousands)

			Global Small
	Global Growth Fund		Capitalization Fund		Growth Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$ 55,889	$ 69,987	$12,258	$ 13,170	$ 57,771	$ 172,421
Net realized gain (loss)	935,413	229,855	23,022	110,112	2,107,622	1,075,677
Net unrealized appreciation (depreciation)	59,661	1,183,746	(20,318)	339,201	4,043,683	10,184,557

Net increase (decrease) in net assets resulting from operations	1,050,963	1,483,588	14,962	462,483	6,209,076	11,432,655

Distributions paid to shareholders	(276,055)	(620,422)	(136,770)	(48,426)	(1,072,862)	(2,137,413)

Net capital share transactions	(231,456)	(108,638)	(6,998)	(172,404)	(600,369)	(892,780)

Total increase (decrease) in net assets	543,452	754,528	(128,806)	241,653	4,535,845	8,402,462

Net assets:
Beginning of period	7,690,182	6,935,654	3,184,556	2,942,903	39,298,810	30,896,348

End of period	$8,233,634	$7,690,182	$3,055,750	$3,184,556	$43,834,655	$39,298,810

					Washington Mutual
	International Fund		New World Fund		Investors Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$ 56,446	$ 93,802	$31,818	$ 47,669	$ 92,181	$ 187,985
Net realized gain (loss)	179,620	(166,257)	107,918	20,610	577,247	89,709
Net unrealized appreciation (depreciation)	275,961	1,106,146	86,867	413,836	474,401	1,300,455

Net increase (decrease) in net assets resulting from operations	512,027	1,033,691	226,603	482,115	1,143,829	1,578,149

Distributions paid to shareholders	(16,290)	(97,498)	(28,729)	(49,443)	(129,380)	(280,747)

Net capital share transactions	(420,833)	(476,762)	(8,864)	(138,169)	(433,426)	(454,761)

Total increase (decrease) in net assets	74,904	459,431	189,010	294,503	581,023	842,641

Net assets:
Beginning of period	7,179,012	6,719,581	3,378,287	3,083,784	10,286,341	9,443,700

End of period	$7,253,916	$7,179,012	$3,567,297	$3,378,287	$10,867,364	$10,286,341

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

261  American Funds Insurance Series

Financial statements (continued) Statements of changes in net assets (continued)	(dollars in thousands)

	Capital
	World Growth				International Growth
	and Income Fund		Growth-Income Fund		and Income Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$ 18,135	$ 33,421	$243,813	$ 514,726	$ 5,251	$ 7,699
Net realized gain (loss)	75,771	5,322	5,718,363	1,802,151	(3,534)	(10)
Net unrealized appreciation (depreciation)	85,338	302,180	(777,728)	5,849,685	16,898	38,198

Net increase (decrease) in net assets resulting from operations	179,244	340,923	5,184,448	8,166,562	18,615	45,887

Distributions paid to shareholders	(7,480)	(33,998)	(1,893,256)	(2,341,589)	(1,606)	(7,633)

Net capital share transactions	(124,598)	(170,988)	(635,548)	(1,355,964)	(15,538)	(10,671)

Total increase (decrease) in net assets	47,166	135,937	2,655,644	4,469,009	1,471	27,583

Net assets:
Beginning of period	1,861,335	1,725,398	37,451,976	32,982,967	328,580	300,997

End of period	$1,908,501	$1,861,335	$40,107,620	$37,451,976	$330,051	$328,580

					American Funds
	Capital Income Builder		Asset Allocation Fund		Global Balanced Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$ 23,381	$ 40,324	$292,188	$ 579,492	$ 5,170	$ 9,009
Net realized gain (loss)	8,838	242	582,054	1,163,038	10,014	(7,714)
Net unrealized appreciation (depreciation)	23,048	63,347	1,513,794	1,605,426	556	47,126

Net increase (decrease) in net assets resulting from operations	55,267	103,913	2,388,036	3,347,956	15,740	48,421

Distributions paid to shareholders	(15,346)	(34,911)	(1,276,340)	(1,526,238)	(1,796)	(50,940)

Net capital share transactions	18,944	43,201	129,766	(936,962)	(10,911)	23,523

Total increase (decrease) in net assets	58,865	112,203	1,241,462	884,756	3,033	21,004

Net assets:
Beginning of period	1,251,269	1,139,066	25,685,330	24,800,574	388,764	367,760

End of period	$1,310,134	$1,251,269	$26,926,792	$25,685,330	$391,797	$388,764

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series  262

Financial statements (continued) Statements of changes in net assets (continued)	(dollars in thousands)

	The Bond Fund				American
	of America		Capital World Bond Fund		High-Income Trust

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$ 247,138	$ 426,022	$ 29,709	$ 46,485	$ 29,523	$ 57,760
Net realized gain (loss)	(168,144)	(554,664)	(24,962)	(105,717)	(1,356)	(33,292)
Net unrealized appreciation (depreciation)	(146,090)	653,577	(59,834)	149,374	5,497	73,317

Net increase (decrease) in net assets resulting from operations	(67,096)	524,935	(55,087)	90,142	33,664	97,785

Distributions paid to shareholders	(75,485)	(382,616)	(2,628)	–	(9,874)	(58,266)

Net capital share transactions	272,356	644,513	33,749	(31,695)	(5,971)	2,772

Total increase (decrease) in net assets	129,775	786,832	(23,966)	58,447	17,819	42,291

Net assets:
Beginning of period	11,007,914	10,221,082	1,540,341	1,481,894	873,845	831,554

End of period	$11,137,689	$11,007,914	$1,516,375	$1,540,341	$891,664	$873,845

	American Funds				U.S. Government
	Mortgage Fund		Ultra-Short Bond Fund		Securities Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$ 2,583	$ 4,435	$ 8,863	$ 18,122	$ 34,279	$ 57,199
Net realized gain (loss)	(1,812)	(3,678)	– †	– †	(2,477)	(96,180)
Net unrealized appreciation (depreciation)	(2,061)	3,010	(43)	(50)	(44,433)	81,462

Net increase (decrease) in net assets resulting from operations	(1,290)	3,767	8,820	18,072	(12,631)	42,481

Distributions paid to shareholders	(855)	(3,960)	(3,299)	(17,531)	(11,753)	(55,687)

Net capital share transactions	4,722	18,941	(22,993)	(60,048)	221,961	36,513

Total increase (decrease) in net assets	2,577	18,748	(17,472)	(59,507)	197,577	23,307

Net assets:
Beginning of period	107,791	89,043	372,754	432,261	1,524,029	1,500,722

End of period	$110,368	$107,791	$355,282	$372,754	$1,721,606	$1,524,029

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

263  American Funds Insurance Series

Financial statements (continued) Statements of changes in net assets (continued)	(dollars in thousands)

					Managed Risk
	Managed Risk		Managed Risk		Washington Mutual
	Growth Fund		International Fund		Investors Fund

	Six months ended June 30, 2024*	Year ended December 31, 2023	Six months ended June 30, 2024*	Year ended December 31, 2023	Six months ended June 30, 2024*	Year ended December 31, 2023
Operations:
Net investment income (loss)	$ 281	$ 2,083	$ 101	$ 1,506	$ 760	$ 5,418
Net realized gain (loss)	22,973	(30,059)	(343)	(17,554)	(2,338)	(22,528)
Net unrealized appreciation (depreciation)	38,499	129,616	7,508	23,557	29,834	46,582

Net increase (decrease) in net assets resulting from operations	61,753	101,640	7,266	7,509	28,256	29,472

Distributions paid to shareholders	(2,419)	(111,683)	(1,561)	(10,852)	(5,148)	(47,987)

Net capital share transactions	(47,224)	63,436	(6,796)	1,591	(18,115)	19,234

Total increase (decrease) in net assets	12,110	53,393	(1,091)	(1,752)	4,993	719

Net assets:
Beginning of period	507,635	454,242	124,182	125,934	324,191	323,472

End of period	$519,745	$507,635	$123,091	$124,182	$329,184	$324,191

	Managed Risk		Managed Risk
	Growth-Income Fund		Asset Allocation Fund

	Six months ended June 30, 2024*	Year ended December 31, 2023	Six months ended June 30, 2024*	Year ended December 31, 2023
Operations:
Net investment income (loss)	$ 6,183	$ 34,077	$ 6,289	$ 39,329
Net realized gain (loss)	68,293	24,747	109,073	47,040
Net unrealized appreciation (depreciation)	155,560	260,383	61,287	116,167

Net increase (decrease) in net assets resulting from operations	230,036	319,207	176,649	202,536

Distributions paid to shareholders	(58,907)	(297,374)	(65,362)	(287,115)

Net capital share transactions	(125,724)	63,979	(122,302)	(1,697)

Total increase (decrease) in net assets	45,405	85,812	(11,015)	(86,276)

Net assets:
Beginning of period	2,187,256	2,101,444	2,103,196	2,189,472

End of period	$2,232,661	$2,187,256	$2,092,181	$2,103,196

* Unaudited.

† Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series  264

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 40 different funds (“the funds”), including 23 funds in the series covered in this report. The other 17 funds in the series are covered in separate reports. Twelve funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments – primarily exchange-traded options and futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund – To provide long-term growth of capital.

Global Small Capitalization Fund – To provide long-term growth of capital.

Growth Fund – To provide growth of capital.

International Fund – To provide long-term growth of capital.

New World Fund – To provide long-term capital appreciation.

Washington Mutual Investors Fund – To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Capital World Growth and Income Fund – To provide long-term growth of capital while providing current income.

Growth-Income Fund – To achieve long-term growth of capital and income.

International Growth and Income Fund – To provide long-term growth of capital while providing current income.

Capital Income Builder – The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund – To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds Global Balanced Fund – Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The Bond Fund of America – To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund – To provide, over the long term, a high level of total return consistent with prudent investment management.

American High-Income Trust – The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

265  American Funds Insurance Series

American Funds Mortgage Fund – To provide current income and preservation of capital.

Ultra-Short Bond Fund – To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund – To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund – To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund – To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund – To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund – To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund – To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash – Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income – Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses – The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

American Funds Insurance Series  266

Class allocations – Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders – Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs – The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

267  American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilites, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications – The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following pages present the funds’ valuation levels as of June 30, 2024 (dollars in thousands):

American Funds Insurance Series  268

Global Growth Fund

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Information technology	$1,496,538	$ 835,497	$–		$2,332,035
Health care	783,131	486,858	–		1,269,989
Industrials	504,090	612,266	–		1,116,356
Consumer discretionary	493,789	549,217	–		1,043,006
Financials	474,495	412,949	–	*	887,444
Communication services	358,906	111,356	–		470,262
Energy	230,378	97,226	–	*	327,604
Consumer staples	173,887	100,136	–		274,023
Materials	142,845	55,327	–		198,172
Real estate	13,934	–	–		13,934
Utilities	10,957	–	–		10,957
Preferred securities	–	18,658	–		18,658
Short-term securities	299,496	–	–		299,496

Total	$4,982,446	$3,279,490	$–	*	$8,261,936

*Amount less than one thousand.

Global Small Capitalization Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Industrials	$ 333,520	$ 472,428	$ –	$ 805,948
Consumer discretionary	370,427	124,803	–	495,230
Information technology	292,194	184,507	964	477,665
Health care	322,651	127,668	–	450,319
Financials	96,921	198,131	–	295,052
Communication services	67,832	67,363	–	135,195
Materials	37,887	83,545	–	121,432
Real estate	27,198	52,921	–	80,119
Energy	36,583	11,289	–	47,872
Utilities	18,763	23,994	–	42,757
Consumer staples	3,059	19,572	–	22,631
Preferred securities	1,920	–	16,680	18,600
Short-term securities	96,014	–	–	96,014

Total	$1,704,969	$1,366,221	$17,644	$3,088,834

269  American Funds Insurance Series

Growth Fund

	Investment securities

	Level 1	Level 2		Level 3	Total

Assets:
Common stocks:
Information technology	$ 9,917,689	$ 562,348		$ 4,384	$10,484,421
Communication services	8,695,327	–		–	8,695,327
Health care	6,280,230	252,547		31,351	6,564,128
Consumer discretionary	4,964,660	387,171		–	5,351,831
Industrials	4,555,144	231,471		2,674	4,789,289
Financials	3,007,253	44,932		–	3,052,185
Energy	1,645,161	–		–	1,645,161
Consumer staples	1,160,149	–		–	1,160,149
Materials	634,937	30,077		–	665,014
Utilities	341,689	–		–	341,689
Real estate	66,223	–		–	66,223
Preferred securities	–	–		116,405	116,405
Rights & warrants	–	–	*	–	–	*
Convertible stocks	6,005	–		–	6,005
Short-term securities	976,096	–		–	976,096

Total	$42,250,563	$1,508,546		$154,814	$43,913,923

*Amount less than one thousand.

International Fund

	Investment securities

	Level 1	Level 2		Level 3	Total

Assets:
Common stocks:
Industrials	$ 30,605	$1,241,269		$ –	$1,271,874
Information technology	225,072	795,333		5,140	1,025,545
Health care	9,414	925,782		–	935,196
Materials	300,585	574,695		–	875,280
Consumer discretionary	238,676	569,978		–	808,654
Financials	207,655	569,258		–	776,913
Energy	195,370	304,691		–	500,061
Communication services	–	366,276		–	366,276
Consumer staples	73,820	227,237		–	301,057
Utilities	–	82,776		–	82,776
Real estate	–	50,416		–	50,416
Preferred securities	7,588	18,074		470	26,132
Rights & warrants	–	–	*	–	–	*
Short-term securities	254,704	–		–	254,704

Total	$1,543,489	$5,725,785		$5,610	$7,274,884

*Amount less than one thousand.

American Funds Insurance Series  270

New World Fund

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Information technology	$ 262,334	$ 324,569	$ 411		$ 587,314
Financials	141,383	421,482	–	*	562,865
Industrials	105,231	285,250	–		390,481
Consumer discretionary	129,842	250,165	–	*	380,007
Health care	145,370	217,767	–		363,137
Communication services	130,846	181,115	–		311,961
Consumer staples	55,651	184,935	–		240,586
Materials	141,138	85,753	–	*	226,891
Energy	32,790	54,044	–	*	86,834
Real estate	13,751	48,224	–		61,975
Utilities	11,565	22,452	–		34,017
Preferred securities	9,731	9,004	6,048		24,783
Rights & warrants	–	1,140	–		1,140
Convertible stocks	266	–	–		266
Bonds, notes & other debt instruments	–	123,092	–		123,092
Short-term securities	145,254	1,600	–		146,854

Total	$1,325,152	$2,210,592	$6,459		$3,542,203

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 51	$ –	$–	$ 51
Unrealized appreciation on open forward currency contracts	–	131	–	131
Unrealized appreciation on centrally cleared interest rate swaps	–	7	–	7

Liabilities:
Unrealized depreciation on futures contracts	(71)	–	–	(71)
Unrealized depreciation on open forward currency contracts	–	(195)	–	(195)
Unrealized depreciation on centrally cleared interest rate swaps	–	(6)	–	(6)
Unrealized depreciation on bilateral interest rate swaps	–	(197)	–	(197)

Total	$(20)	$(260)	$–	$(280)

*Amount less than one thousand.

†Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.

Washington Mutual Investors Fund

As of June 30, 2024, all of the fund’s investment securities were classified as Level 1.

271  American Funds Insurance Series

Capital World Growth and Income Fund

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Information technology	$ 288,987	$140,656	$–		$ 429,643
Industrials	114,248	146,844	–		261,092
Health care	164,291	87,733	–		252,024
Financials	99,630	110,715	–	*	210,345
Consumer discretionary	107,808	67,587	–		175,395
Communication services	82,784	44,791	–		127,575
Consumer staples	63,456	54,404	–		117,860
Materials	56,110	59,443	–		115,553
Energy	77,243	18,285	–	*	95,528
Utilities	21,117	17,151	–		38,268
Real estate	8,777	3,167	–		11,944
Preferred securities	–	1,284	–		1,284
Convertible stocks	2,193	–	–		2,193
Bonds, notes & other debt instruments	–	2,396	–		2,396
Short-term securities	71,370	–	–		71,370

Total	$1,158,014	$754,456	$–	*	$1,912,470

*Amount less than one thousand.

Growth-Income Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 9,974,592	$ 468,429	$–	$10,443,021
Industrials	5,400,370	265,011	–	5,665,381
Health care	5,144,347	283,784	–	5,428,131
Communication services	4,197,118	–	–	4,197,118
Consumer discretionary	3,601,831	293,612	–	3,895,443
Financials	3,879,668	–	–	3,879,668
Consumer staples	815,121	569,845	–	1,384,966
Energy	1,212,871	–	–	1,212,871
Materials	1,210,526	–	–	1,210,526
Utilities	931,665	–	–	931,665
Real estate	729,800	–	–	729,800
Bonds, notes & other debt instruments	–	5,638	–	5,638
Short-term securities	1,121,126	–	–	1,121,126

Total	$38,219,035	$1,886,319	$–	$40,105,354

American Funds Insurance Series  272

International Growth and Income Fund

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Financials	$ 4,829	$ 56,328	$–	*	$ 61,157
Information technology	4,793	44,468	–		49,261
Industrials	7,610	37,626	–		45,236
Consumer discretionary	4,003	28,983	–		32,986
Health care	844	27,802	–		28,646
Consumer staples	5,502	21,656	–		27,158
Communication services	2,254	19,795	–		22,049
Energy	5,807	9,819	–	*	15,626
Materials	8,436	7,056	–	*	15,492
Utilities	970	5,452	–		6,422
Real estate	842	4,244	–		5,086
Preferred securities	247	187	–		434
Short-term securities	19,520	–	–		19,520

Total	$65,657	$263,416	$–	*	$329,073

*Amount less than one thousand.

Capital Income Builder

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Financials	$100,714	$ 69,319	$ –	*	$ 170,033
Information technology	116,169	35,965	–		152,134
Health care	94,374	34,786	–		129,160
Industrials	63,400	55,975	–		119,375
Consumer staples	69,924	44,266	–		114,190
Energy	59,901	22,075	–	*	81,976
Utilities	45,923	33,806	–		79,729
Consumer discretionary	33,679	23,036	–		56,715
Real estate	44,779	7,895	–		52,674
Communication services	17,630	18,790	–		36,420
Materials	15,932	14,052	–		29,984
Convertible stocks	1,435	–	–		1,435
Bonds, notes & other debt instruments:
Mortgage-backed obligations	–	103,963	98		104,061
U.S. Treasury bonds & notes	–	59,854	–		59,854
Corporate bonds, notes & loans	–	31,284	–		31,284
Asset-backed obligations	–	11,035	–		11,035
Bonds & notes of governments & government agencies outside the U.S.	–	746	–		746
Municipals	–	344	–		344
Investment funds	30,145	–	–		30,145
Short-term securities	95,267	–	–		95,267

Total	$789,272	$567,191	$98		$1,356,561

Refer to the next page for footnote.

273  American Funds Insurance Series

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$577	$ –	$–	$ 577
Unrealized appreciation on centrally cleared interest rate swaps	–	446	–	446
Unrealized appreciation on centrally cleared credit default swaps	–	2	–	2
Liabilities:
Unrealized depreciation on futures contracts	(3)	–	–	(3)

Total	$574	$448	$–	$1,022

*Amount less than one thousand.

†Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Asset Allocation Fund

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Information technology	$ 4,353,314	$ 22,990	$ –		$ 4,376,304
Health care	2,525,391	218,654	18,138		2,762,183
Financials	2,608,729	54,564	–	*	2,663,293
Communication services	1,804,461	–	–		1,804,461
Consumer discretionary	1,539,970	240,597	1,199		1,781,766
Industrials	1,545,510	155,442	–		1,700,952
Materials	1,131,819	–	2,890		1,134,709
Consumer staples	865,162	95,409	–		960,571
Energy	862,445	–	1,282		863,727
Real estate	289,295	–	–		289,295
Utilities	43,079	–	–		43,079
Preferred securities	–	–	771		771
Rights & warrants	–	–	–	*	–	*
Convertible stocks	–	–	11,596		11,596
Convertible bonds & notes	–	2,501	–		2,501
Bonds, notes & other debt instruments:
Mortgage-backed obligations	–	2,453,506	–		2,453,506
U.S. Treasury bonds & notes	–	1,626,887	–		1,626,887
Corporate bonds, notes & loans	–	1,585,311	3,079		1,588,390
Asset-backed obligations	–	613,243	5,930		619,173
Bonds & notes of governments & government agencies outside the U.S.	–	46,638	–		46,638
Municipals	–	29,674	–		29,674
Investment funds	1,423,069	–	–		1,423,069
Short-term securities	1,780,820	–	–		1,780,820

Total	$20,773,064	$7,145,416	$44,885		$27,963,365

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$7,673	$ –	$–	$7,673
Unrealized appreciation on centrally cleared interest rate swaps	–	1,397	–	1,397
Liabilities:
Unrealized depreciation on futures contracts	(3,890)	–	–	(3,890)
Unrealized depreciation on centrally cleared credit default swaps	–	(28)	–	(28)

Total	$3,783	$1,369	$–	$5,152

*Amount less than one thousand.

†Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series  274

American Funds Global Balanced Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 37,992	$ 9,482	$–	$ 47,474
Health care	21,907	16,099	–	38,006
Industrials	19,771	12,069	–	31,840
Financials	11,701	18,498	–	30,199
Consumer staples	3,912	18,250	–	22,162
Materials	11,783	7,524	–	19,307
Communication services	16,421	1,735	–	18,156
Consumer discretionary	9,682	6,096	–	15,778
Energy	8,591	3,541	–	12,132
Utilities	7,953	3,955	–	11,908
Real estate	1,613	3,125	–	4,738
Preferred securities	–	315	–	315
Convertible stocks	1,975	–	–	1,975
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	–	50,730	–	50,730
Mortgage-backed obligations	–	27,047	–	27,047
Corporate bonds, notes & loans	–	22,836	–	22,836
U.S. Treasury bonds & notes	–	17,016	–	17,016
Asset-backed obligations	–	1,218	–	1,218
Federal agency bonds & notes	–	201	–	201
Municipals	–	135	–	135
Investment funds	3,858	–	–	3,858
Short-term securities	32,269	1,693	–	33,962

Total	$189,428	$221,565	$–	$410,993

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$230	$ –	$–	$ 230
Unrealized appreciation on open forward currency contracts	–	183	–	183
Unrealized appreciation on centrally cleared interest rate swaps	–	205	–	205
Liabilities:
Unrealized depreciation on futures contracts	(27)	–	–	(27)
Unrealized depreciation on open forward currency contracts	–	(286)	–	(286)
Unrealized depreciation on centrally cleared interest rate swaps	–	(94)	–	(94)
Unrealized depreciation on bilateral interest rate swaps	–	(157)	–	(157)
Unrealized depreciation on centrally cleared credit default swaps	–	(19)	–	(19)

Total	$203	$(168)	$–	$ 35

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

275  American Funds Insurance Series

The Bond Fund of America

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$ –	$ 4,607,884	$ 1,642	$ 4,609,526
Corporate bonds, notes & loans	–	3,399,615	–	3,399,615
U.S. Treasury bonds & notes	–	1,938,945	–	1,938,945
Asset-backed obligations	–	564,361	9,745	574,106
Municipals	–	167,632	–	167,632
Bonds & notes of governments & government agencies outside the U.S.	–	114,266	–	114,266
Federal agency bonds & notes	–	11,365	–	11,365
Common stocks	–	15	–	15
Short-term securities	1,710,287	–	–	1,710,287

Total	$1,710,287	$10,804,083	$11,387	$12,525,757

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$22,317	$ –	$–	$22,317
Unrealized appreciation on open forward currency contracts	–	1,071	–	1,071
Unrealized appreciation on centrally cleared interest rate swaps	–	4,764	–	4,764
Unrealized appreciation on centrally cleared credit default swaps	–	796	–	796
Liabilities:
Unrealized depreciation on futures contracts	(4,922)	–	–	(4,922)
Unrealized depreciation on open forward currency contracts	–	(125)	–	(125)
Unrealized depreciation on centrally cleared interest rate swaps	–	(750)	–	(750)

Total	$17,395	$5,756	$–	$23,151

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series  276

Capital World Bond Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Euros	$ –	$ 266,716	$ –	$ 266,716
Japanese yen	–	77,428	–	77,428
British pounds	–	63,909	–	63,909
Chinese yuan renminbi	–	52,474	–	52,474
Mexican pesos	–	41,908	–	41,908
Brazilian reais	–	38,821	–	38,821
Canadian dollars	–	31,560	–	31,560
South Korean won	–	29,309	–	29,309
Australian dollars	–	25,115	–	25,115
Indonesian rupiah	–	21,091	–	21,091
Norwegian kroner	–	9,889	–	9,889
Indian rupees	–	8,054	–	8,054
Israeli shekels	–	7,221	–	7,221
New Zealand dollars	–	6,207	–	6,207
Danish kroner	–	6,116	–	6,116
Polish zloty	–	3,430	–	3,430
Turkish lira	–	3,411	–	3,411
Chilean pesos	–	2,600	–	2,600
Malaysian ringgits	–	2,166	–	2,166
South African rand	–	2,074	–	2,074
Colombian pesos	–	1,121	–	1,121
Romanian leu	–	1,067	–	1,067
Ukrainian hryvnia	–	6	–	6
U.S. dollars	–	703,356	200	703,556
Preferred securities	–	–	82	82
Common stocks	–	84	477	561
Investment funds	20,617	–	–	20,617
Short-term securities	210,562	46,873	–	257,435
Options purchased on futures (equity style)	950	–	–	950
Options purchased on foreign currency (equity style)	–	5	–	5

Total	$232,129	$1,452,011	$759	$1,684,899

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$2,055	$ –	$–	$ 2,055
Unrealized appreciation on open forward currency contracts	–	1,871	–	1,871
Unrealized appreciation on centrally cleared interest rate swaps	–	1,228	–	1,228
Unrealized appreciation on centrally cleared credit default swaps	–	19	–	19
Liabilities:
Value of options written	(916)	(4)	–	(920)
Unrealized depreciation on futures contracts	(494)	–	–	(494)
Unrealized depreciation on open forward currency contracts	–	(3,859)	–	(3,859)
Unrealized depreciation on centrally cleared interest rate swaps	–	(1,188)	–	(1,188)
Unrealized depreciation on bilateral interest rate swaps	–	(1,221)	–	(1,221)
Unrealized depreciation on centrally cleared credit default swaps	–	(199)	–	(199)

Total	$ 645	$(3,353)	$–	$(2,708)

*Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

277  American Funds Insurance Series

American High-Income Trust

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$ –	$793,501	$ 5,708	$799,209
U.S. Treasury bonds & notes	–	885	–	885
Mortgage-backed obligations	–	–	696	696
Bonds & notes of governments & government agencies outside the U.S.	–	339	–	339
Convertible bonds & notes	–	578	–	578
Common stocks	21,231	4,469	29,034	54,734
Preferred securities	–	1,416	1,751	3,167
Rights & warrants	–	265	–	265
Short-term securities	20,436	–	–	20,436

Total	$41,667	$801,453	$37,189	$880,309

	Other investments[1]

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$137	$–	$–	$137
Unrealized appreciation on centrally cleared credit default swaps	–	25	–	25
Liabilities:
Unrealized depreciation on futures contracts	(58)	–	–	(58)
Unrealized depreciation on centrally cleared credit default swaps	–	(4)	–	(4)

Total	$79	$21	$–	$100

1Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2024 (dollars in thousands):

	Beginning value at 1/1/2024	Transfers into Level 3	[2]	Purchases	Sales		Net realized gain	[3]	Unrealized depreciation	[3]	Transfers out of Level 3	[2]	Ending value at 6/30/2024
Investment securities	$37,049	$–		$2,144	$–	[4]	$–		$(1,548)		$(456)		$37,189

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2024													$ (1,595)

[2]

Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

[3]	Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.
[4]	Amount less than one thousand.

American Funds Insurance Series  278

Unobservable inputs – Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2024	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†

Bonds, notes & other debt instruments		Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5%	5%	Decrease
	$ 6,404	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Net adjustment (decrease) based	1%	1%	Decrease
			on movement of market
			comparables
		Market comparables	Yield	11%	11%	Decrease

		Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	20%	20%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
			Vendor price	Not applicable	Not applicable	Not applicable

		Transaction	Transaction price	Not applicable	Not applicable	Not applicable

Common stocks	29,034	Market comparables	EV/EBITDA multiple	5.7x - 7.9x	6.3x	Increase
			Premium to EV/EBITDA multiple	14%	14%	Increase
			Discount to EV/EBITDA multiple	13%	13%	Decrease
			EV/EBITDA less CapEx multiple	11.2x	11.2x	Increase
			P/BV multiple	0.7x	0.7x	Increase
			Premium to P/BV multiple	30%	30%	Increase
			DLOM	6% - 16%	12%	Decrease

Preferred securities	1,751	Market comparables	EV/EBITDA multiple	4.5x	4.5x	Increase
			DLOM	15%	15%	Decrease

	$37,189

*	Weighted average is by relative fair value.
†

This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations and symbols

CapEx = Capital expenditures

DLOM = Discount for lack of marketability

EBITDA = Earnings before interest, taxes, depreciation and amortization

EV = Enterprise value

P/BV = Price to book value

American Funds Mortgage Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$–	$ 98,064	$–	$ 98,064
U.S. Treasury bonds & notes	–	6,669	–	6,669
Asset-backed obligations	–	1,309	–	1,309
Short-term securities	–	40,665	–	40,665

Total	$–	$146,707	$–	$146,707

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	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$353	$ –	$–	$353
Unrealized appreciation on centrally cleared interest rate swaps	–	99	–	99
Liabilities:
Unrealized depreciation on futures contracts	(68)	–	–	(68)

Total	$285	$99	$–	$384

*Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Ultra-Short Bond Fund

As of June 30, 2024, all of the fund’s investment securities were classified as Level 2.

U.S. Government Securities Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$ –	$1,017,781	$–	$1,017,781
U.S. Treasury bonds & notes	–	591,525	–	591,525
Federal agency bonds & notes	–	73,076	–	73,076
Short-term securities	–	335,847	–	335,847
Options purchased on futures (equity style)	578	–	–	578

Total	$578	$2,018,229	$–	$2,018,807

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 4,562	$ –	$–	$ 4,562
Unrealized appreciation on centrally cleared interest rate swaps	–	19,570	–	19,570
Liabilities:
Value of options written	(496)	–	–	(496)
Unrealized depreciation on futures contracts	(1,800)	–	–	(1,800)
Unrealized depreciation on centrally cleared interest rate swaps	–	(5,433)	–	(5,433)

Total	$ 2,266	$14,137	$–	$16,403

*Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Managed Risk Growth Fund

As of June 30, 2024, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

As of June 30, 2024, all of the fund’s investments were classified as Level 1.

Managed Risk Washington Mutual Investors Fund

As of June 30, 2024, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

As of June 30, 2024, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

As of June 30, 2024, all of the fund’s investments were classified as Level 1.

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4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks – The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in income-oriented stocks – The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks – Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies – Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. – Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries – Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries

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may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets – Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments – The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

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Investing in lower rated debt instruments – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Currency – The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.

Investing in mortgage-related and other asset-backed securities – Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans or receivables and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts – A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

Investing in inflation-linked bonds – The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

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Investing in securities backed by the U.S. government – Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in repurchase agreements – Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk – The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation – A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Liquidity risk – Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Management – The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure – The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively

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lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management – The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks – Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts – In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging – There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions – The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Nondiversification risk – As nondiversified funds, the managed risk funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. To the extent that a managed risk fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.

5. Certain investment techniques

Securities lending – Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

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Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased

Global Growth Fund	$4,457	$4,789	$10	$4,310
Global Small Capitalization Fund	41,131	17,225	26,164	15,503
Growth Fund	38,162	39,028	–	35,125
International Fund	9,093	–	9,548	–
New World Fund	14,933	7,477	8,154	6,729
Capital World Growth and Income Fund	10,543	9,661	1,447	8,695
Growth-Income Fund	114,087	119,835	–	107,852
International Growth and Income Fund	715	–	776	–
Capital Income Builder	20,164	16,497	4,730	14,847
Asset Allocation Fund	19,113	19,914	–	17,923
American Funds Global Balanced Fund	143	147	–	132

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds – Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls – Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the financial highlights tables.

Loan transactions – Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

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Short-term securities – The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

Unfunded commitments – Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2024, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $447,000, $31,000 and $462,000, respectively, which would represent less than 0.01% for Asset Allocation Fund and Capital World Bond Fund and 0.05% for American High-Income Trust, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation on these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust of $1,000, less than $1,000 and $2,000, respectively, is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities. Unrealized appreciation is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.

Option contracts – Some of the funds have entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).

By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.

287  American Funds Insurance Series

For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statement of changes in net assets.

Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:

Options on equity indexes – As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.

Options on futures – One of the funds has entered into options on future contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the purchaser of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.

Futures contracts – Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts – Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Swap contracts – Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

American Funds Insurance Series  288

Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.

Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:

Interest rate swaps – Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

Credit default swap indices – Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

289  American Funds Insurance Series

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options on futures		Options on foreign currencies	Futures contracts	Forward currency contracts		Interest rate swaps	Credit default swaps

New World Fund	Not applicable		Not applicable	$ 25,058	$ 22,753		$ 4,892	Not applicable
Capital Income Builder	Not applicable		Not applicable	120,340	7	*	35,978	5,611
Asset Allocation Fund	Not applicable		Not applicable	3,234,309	Not applicable		255,086	26,850
Global Balanced Fund	$ 10,100	*	Not applicable	45,558	34,490		19,141	4,183
Capital World Bond Fund	329,760		$7,708	583,683	525,898		228,366	57,843
The Bond Fund of America	Not applicable		Not applicable	7,050,960	91,159		611,143	85,511
American High-Income Trust	Not applicable		Not applicable	29,295	Not applicable		Not applicable	14,833
American Funds Mortgage Fund	600	*	Not applicable	86,936	Not applicable		4,206	Not applicable
U.S. Government Securities Fund	333,790		Not applicable	1,954,574	Not applicable		765,828	Not applicable
Managed Risk Growth Fund	484,810		Not applicable	9,732	Not applicable		Not applicable	Not applicable
Managed Risk International Fund	102,520		Not applicable	1,251	Not applicable		Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	333,840		Not applicable	3,266	Not applicable		Not applicable	Not applicable
Managed Risk Growth-Income Fund	3,499,679		Not applicable	37,945	Not applicable		Not applicable	Not applicable
Managed Risk Asset Allocation Fund	369,433		Not applicable	46,989	Not applicable		Not applicable	Not applicable

1No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended, June 30, 2024 (dollars in thousands):

New World Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[2]	$ 51	Unrealized depreciation[2]	$ 71

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	131	Unrealized depreciation on open forward currency contracts	195

Swap (centrally cleared)	Interest	Unrealized appreciation[2]	7	Unrealized depreciation[2]	6

Swap (bilateral)	Interest	Bilateral swaps, at value	–	Bilateral swaps, at value	197

			$189		$469

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain (loss) on futures contracts	$(111)	Net unrealized appreciation (depreciation) on futures contracts	$ 1

Forward currency	Currency	Net realized gain (loss) on forward currency contracts	64	Net unrealized appreciation (depreciation) on forward currency contracts	49

Swap	Interest	Net realized gain (loss) on swap contracts	(113)	Net unrealized appreciation (depreciation) on swap contracts	(291)

			$(160)		$(241)

Refer to the end of the tables for footnotes.

American Funds Insurance Series  290

Capital Income Builder

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[2]	$577	Unrealized depreciation[2]	$3

Swap (centrally cleared)	Interest	Unrealized appreciation[2]	446	Unrealized depreciation[2]	–

Swap (centrally cleared)	Credit	Unrealized appreciation[2]	2	Unrealized depreciation[2]	–

			$1,025		$3

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain (loss) on futures contracts	$(948)	Net unrealized appreciation (depreciation) on futures contracts	$(1,882)

Swap	Interest	Net realized gain (loss) on swap contracts	(121)	Net unrealized appreciation (depreciation) on swap contracts	392

Swap	Credit	Net realized gain (loss) on swap contracts	562	Net unrealized appreciation (depreciation) on swap contracts	(378)

			$(507)		$(1,868)

Asset Allocation Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[2]	$7,673	Unrealized depreciation[2]	$3,890

Swap (centrally cleared)	Interest	Unrealized appreciation[2]	1,397	Unrealized depreciation[2]	–

Swap (centrally cleared)	Credit	Unrealized appreciation[2]	–	Unrealized depreciation[2]	28

			$9,070		$3,918

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain (loss) on futures contracts	$(23,417)	Net unrealized appreciation (depreciation) on futures contracts	$(3,393)

Swap	Interest	Net realized gain (loss) on swap contracts	579	Net unrealized appreciation (depreciation) on swap contracts	257

Swap	Credit	Net realized gain (loss) on swap contracts	249	Net unrealized appreciation (depreciation) on swap contracts	(124)

			$(22,589)		$(3,260)

Refer to the end of the tables for footnotes.

291  American Funds Insurance Series

American Funds Global Balanced Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[2]	$230	Unrealized depreciation[2]	$ 27

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	183	Unrealized depreciation on open forward currency contracts	286

Swap (centrally cleared)	Interest	Unrealized appreciation[2]	205	Unrealized depreciation[2]	94

Swap (bilateral)	Interest	Bilateral swaps, at value	–	Bilateral swaps, at value	157

Swap (centrally cleared)	Credit	Unrealized appreciation[2]	–	Unrealized depreciation[2]	19

			$618		$583

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain (loss) on futures contracts	$ (52)	Net unrealized appreciation (depreciation) on futures contracts	$(144)

Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(57)	Net unrealized appreciation (depreciation) on forward currency contracts	(421)

Swap	Interest	Net realized gain (loss) on swap contracts	(264)	Net unrealized appreciation (depreciation) on swap contracts	28

Swap	Credit	Net realized gain (loss) on swap contracts	52	Net unrealized appreciation (depreciation) on swap contracts	(29)

			$(321)		$(566)

The Bond Fund of America

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[2]	$22,317	Unrealized depreciation[2]	$4,922

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,071	Unrealized depreciation on open forward currency contracts	125

Swap (centrally cleared)	Interest	Unrealized appreciation[2]	4,764	Unrealized depreciation[2]	750

Swap (centrally cleared)	Credit	Unrealized appreciation[2]	796	Unrealized depreciation[2]	–

			$28,948		$5,797

Refer to the end of the tables for footnotes.

American Funds Insurance Series  292

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain (loss) on futures contracts	$(65,889)	Net unrealized appreciation (depreciation) on futures contracts	$(40,875)

Forward currency	Currency	Net realized gain (loss) on forward currency contracts	1,525	Net unrealized appreciation (depreciation) on forward currency contracts	1,842

Swap	Interest	Net realized gain (loss) on swap contracts	(2,115)	Net unrealized appreciation (depreciation) on swap contracts	3,659

Swap	Credit	Net realized gain (loss) on swap contracts	(4,815)	Net unrealized appreciation (depreciation) on swap contracts	2,265

			$(71,294)		$(33,109)

Capital World Bond Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased (equity style)	Currency	Investment securities	$ 5	Investment securities	$ –

Options purchased (equity style)	Interest	Investment securities	950	Investment securities	–

Options written (equity style)	Currency	Options written, at value	–	Options written, at value	4

Options written (equity style)	Interest	Options written, at value	–	Options written, at value	916

Futures	Interest	Unrealized appreciation[2]	2,055	Unrealized depreciation[2]	494

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,871	Unrealized depreciation on open forward currency contracts	3,859

Swap (centrally cleared)	Interest	Unrealized appreciation[2]	1,228	Unrealized depreciation[2]	1,188

Swap (bilateral)	Interest	Bilateral swaps, at value	–	Bilateral swaps, at value	1,221

Swap (centrally cleared)	Credit	Unrealized appreciation[2]	19	Unrealized depreciation[2]	199

			$6,128		$7,881

Refer to the end of the tables for footnotes.

293  American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased (equity style)	Currency	Net realized gain (loss) on investments	$ 18	Net unrealized appreciation (depreciation) on investments	$ (19)

Options purchased (equity style)	Interest	Net realized gain (loss) on investments	–	Net unrealized appreciation (depreciation) on investments	188

Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased	(66)	Net unrealized appreciation (depreciation) on options purchased	–

Options written (equity style)	Interest	Net realized gain (loss) on options written	300	Net unrealized appreciation (depreciation) on options written	(93)

Futures	Interest	Net realized gain (loss) on futures contracts	(91)	Net unrealized appreciation (depreciation) on futures contracts	(4,341)

Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(1,028)	Net unrealized appreciation (depreciation) on forward currency contracts	(5,821)

Swap	Interest	Net realized gain (loss) on swap contracts	(2,170)	Net unrealized appreciation (depreciation) on swap contracts	(296)

Swap	Credit	Net realized gain (loss) on swap contracts	802	Net unrealized appreciation (depreciation) on swap contracts	(698)

			$(2,235)		$(11,080)

American High-Income Trust

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[2]	$137	Unrealized depreciation[2]	$58

Swap (centrally cleared)	Credit	Unrealized appreciation[2]	25	Unrealized depreciation[2]	4

			$162		$62

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain (loss) on futures contracts	$(100)	Net unrealized appreciation (depreciation) on futures contracts	$70

Swap	Credit	Net realized gain (loss) on swap contracts	(213)	Net unrealized appreciation (depreciation) on swap contracts	1

			$(313)		$71

American Funds Mortgage Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[2]	$353	Unrealized depreciation[2]	$68

Swap (centrally cleared)	Interest	Unrealized appreciation[2]	99	Unrealized depreciation[2]	–

			$452		$68

Refer to the end of the tables for footnotes.

American Funds Insurance Series  294

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain (loss) on futures contracts	$(761)	Net unrealized appreciation (depreciation) on futures contracts	$(715)

Swap	Interest	Net realized gain (loss) on swap contracts	20	Net unrealized appreciation (depreciation) on swap contracts	89

			$(741)		$(626)

U.S. Government Securities Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased (equity style)	Interest	Investment securities	$ 578	Investment securities	$ –

Options written (equity style)	Interest	Options written, at value	–	Options written, at value	496

Futures	Interest	Unrealized appreciation[2]	4,562	Unrealized depreciation[2]	1,800

Swap (centrally cleared)	Interest	Unrealized appreciation[2]	19,570	Unrealized depreciation[2]	5,433

			$24,710		$7,729

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$ (51)	Net unrealized appreciation (depreciation) on investments	$ (372)

Options written (equity style)	Interest	Net realized gain (loss) on options written	92	Net unrealized appreciation (depreciation) on options written	360

Futures	Interest	Net realized gain (loss) on futures contracts	(3,042)	Net unrealized appreciation (depreciation) on futures contracts	(16,056)

Swap	Interest	Net realized gain (loss) on swap contracts	2,656	Net unrealized appreciation (depreciation) on swap contracts	(916)

			$(345)		$(16,984)

Managed Risk Growth Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$866	Investment securities from unaffiliated issuers[3]	$–

Futures	Equity	Unrealized appreciation[2]	40	Unrealized depreciation[2]	–

Futures	Interest	Unrealized appreciation[2]	5	Unrealized depreciation[2]	–

			$911		$–

Refer to the end of the tables for footnotes.

295  American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,269)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$522

Futures	Currency	Net realized gain (loss) on futures contracts	(36)	Net realized appreciation (depreciation) on futures contracts	–

Futures	Equity	Net realized gain (loss) on futures contracts	(1,064)	Net realized appreciation (depreciation) on futures contracts	(350)

Futures	Interest	Net realized gain (loss) on futures contracts	18	Net realized appreciation (depreciation) on futures contracts	(86)

			$(3,351)		$ 86

Managed Risk International Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$934	Investment securities from unaffiliated issuers[3]	$–

Futures	Equity	Unrealized appreciation[2]	18	Unrealized depreciation[2]	–

Futures	Interest	Unrealized appreciation[2]	9	Unrealized depreciation[2]	–

			$961		$–

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(437)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$588

Futures	Equity	Net realized gain (loss) on futures contracts	(255)	Net realized appreciation (depreciation) on futures contracts	83

Futures	Interest	Net realized gain (loss) on futures contracts	(17)	Net realized appreciation (depreciation) on futures contracts	(17)

			$(709)		$654

Managed Risk Washington Mutual Investors Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$458	Investment securities from unaffiliated issuers[3]	$–

Futures	Equity	Unrealized appreciation[2]	20	Unrealized depreciation[2]	–

Futures	Interest	Unrealized appreciation[2]	22	Unrealized depreciation[2]	–

			$500		$–

Refer to the end of the tables for footnotes.

American Funds Insurance Series  296

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(1,485)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$334

Futures	Currency	Net realized gain (loss) on futures contracts	(7)	Net realized appreciation (depreciation) on futures contracts	–

Futures	Equity	Net realized gain (loss) on futures contracts	428	Net realized appreciation (depreciation) on futures contracts	(236)

Futures	Interest	Net realized gain (loss) on futures contracts	(39)	Net realized appreciation (depreciation) on futures contracts	(43)

			$(1,103)		$ 55

Managed Risk Growth-Income Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$4,616	Investment securities from unaffiliated issuers[3]	$–

Futures	Equity	Unrealized appreciation[2]	201	Unrealized depreciation[2]	–

Futures	Interest	Unrealized appreciation[2]	51	Unrealized depreciation[2]	–

			$4,868		$–

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(15,868)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$3,986

Futures	Currency	Net realized gain (loss) on futures contracts	(28)	Net realized appreciation (depreciation) on futures contracts	–

Futures	Equity	Net realized gain (loss) on futures contracts	7,935	Net realized appreciation (depreciation) on futures contracts	(1,707)

Futures	Interest	Net realized gain (loss) on futures contracts	(86)	Net realized appreciation (depreciation) on futures contracts	(89)

			$ (8,047)		$2,190

Managed Risk Asset Allocation Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$ 698	Investment securities from unaffiliated issuers[3]	$–

Futures	Equity	Unrealized appreciation[2]	38	Unrealized depreciation[2]	–

Futures	Interest	Unrealized appreciation[2]	368	Unrealized depreciation[2]	–

			$1,104		$–

Refer to the end of the tables for footnotes.

297  American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(1,481)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$157

Futures	Currency	Net realized gain (loss) on futures contracts	(24)	Net realized appreciation (depreciation) on futures contracts	–

Futures	Equity	Net realized gain (loss) on futures contracts	241	Net realized appreciation (depreciation) on futures contracts	(354)

Futures	Interest	Net realized gain (loss) on futures contracts	(627)	Net realized appreciation (depreciation) on futures contracts	(645)

			$(1,891)		$(842)

[2]

Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

[3]	Includes options purchased as reported in each fund’s investment portfolio.

Collateral – Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For options on equity indexes, options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

Rights of offset – Funds that hold forward currency contracts, options on foreign currencies and bilateral swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The tables on the following pages present each fund’s forward currency contracts, options on foreign currencies and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2024, if close-out netting was exercised (dollars in thousands):

American Funds Insurance Series  298

New World Fund

	Gross amounts recognized in the statement of assets and liabilities		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty			Available to offset	Non-cash collateral*	Cash collateral*	Net amount

Assets:
Bank of America	$ –	†	$ –	$–	$–	$ –	†
Bank of New York Mellon	1		–	–	–	1
Barclays Bank PLC	59		(59)	–	–	–
BNP Paribas	1		(1)	–	–	–
Citibank	33		(15)	–	–	18
Goldman Sachs	5		(5)	–	–	–
HSBC Bank	1		–	–	–	1
JPMorgan Chase	22		(22)	–	–	–
Morgan Stanley	–	†	–	–	–	–	†
Standard Chartered Bank	–	†	–	–	–	–	†
UBS AG	9		–	–	–	9

Total	$131		$(102)	$–	$–	$ 29

Liabilities:
Bank of America	$ 28		$ –	$–	$–	$ 28
Barclays Bank PLC	84		(59)	–	–	25
BNP Paribas	16		(1)	–	–	15
Citibank	15		(15)	–	–	–
Goldman Sachs	105		(5)	–	–	99
JPMorgan Chase	32		(22)	–	–	10
Morgan Stanley	67		–	–	–	67
Standard Chartered Bank	45		–	–	–	45

Total	$392		$(102)	$–	$–	$289

*Collateral is shown on a settlement basis.

†Amount less than one thousand.

Refer to the end of the tables for footnotes.

299  American Funds Insurance Series

American Funds Global Balanced Fund

	Gross amounts recognized in the statement of assets and liabilities		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty			Available to offset	Non-cash collateral*	Cash collateral*	Net amount

Assets:
Bank of America	$ 3		$ (3)	$–	$–	$ –
Bank of New York Mellon	–	†	–	–	–	–	†
Barclays Bank PLC	1		–	–	–	1
BNP Paribas	16		(16)	–	–	–
Citibank	32		(21)	–	–	11
Goldman Sachs	7		(7)	–	–	–
HSBC Bank	1		–	–	–	1
JPMorgan Chase	50		(27)	–	–	23
Morgan Stanley	68		(68)	–	–	–
Standard Chartered Bank	4		(1)	–	–	3
UBS AG	1		(1)	–	–	–

Total	$183		$(144)	$–	$–	$ 39

Liabilities:
Bank of America	$ 43		$(3)	$–	$–	$ 40
BNP Paribas	16		(16)	–	–	–
Citibank	21		(21)	–	–	–
Goldman Sachs	157		(7)	–	–	150
HSBC Bank	–	†	–	–	–	–	†
JPMorgan Chase	27		(27)	–	–	–
Morgan Stanley	106		(68)	–	–	38
Standard Chartered Bank	1		(1)	–	–	–
UBS AG	72		(1)	–	–	71

Total	$443		$(144)	$–	$–	$299

The Bond Fund of America

	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount

Assets:
Citibank	$ 83	$–	$–	$ –	$ 83
JPMorgan Chase	902	–	–	(902)	–
UBS AG	86	–	–	–	86

Total	$1,071	$–	$–	$(902)	$169

Liabilities:
BNP Paribas	$ 11	$–	$–	$ –	$ 11
HSBC Bank	4	–	–	–	5
Morgan Stanley	57	–	–	–	56
Standard Chartered Bank	53	–	–	–	53

Total	$ 125	$–	$–	$ –	$125

Refer to the end of the tables for footnotes.

American Funds Insurance Series  300

Capital World Bond Fund

	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount

Assets:
Bank of America	$ 9	$ (9)	$ –	$ –	$ –
Bank of New York Mellon	2	(2)	–	–	–
Barclays Bank PLC	14	–	–	–	14
BNP Paribas	164	(164)	–	–	–
Citibank	604	(533)	–	(70)	1
Goldman Sachs	16	(16)	–	–	–
HSBC Bank	36	(36)	–	–	–
JPMorgan Chase	719	(719)	–	–	–
Morgan Stanley	250	(250)	–	–	–
Standard Chartered Bank	55	(26)	–	–	29
UBS AG	20	(20)	–	–	–

Total	$1,889	$(1,775)	$ –	$(70)	$ 44

Liabilities:
Bank of America	$ 447	$ (9)	$ (341)	$ –	$ 97
Bank of New York Mellon	28	(2)	–	–	26
BNP Paribas	189	(164)	(25)	–	–
Citibank	533	(534)	–	–	–
Goldman Sachs	1,306	(16)	(1,055)	–	235
HSBC Bank	150	(36)	–	–	114
JPMorgan Chase	797	(719)	(78)	–	–
Morgan Stanley	1,350	(250)	(1,100)	–	–
Standard Chartered Bank	26	(26)	–	–	–
UBS AG	273	(20)	(253)	–	–

Total	$5,099	$(1,775)	$(2,852)	$ –	$472

*Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2024, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation – Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2024, some of the funds recognized reclaims (net of

301  American Funds Insurance Series

fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):

Fund	Reclaims	Fees	Interest
Global Growth Fund	$2,478	$26	$935
Growth Fund	1,938	2	147
New World Fund	717	3	88
Washington Mutual Investors Fund	31	1	2
Growth-Income Fund	119	12	2
International Growth and Income Fund	10	2	1

The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund

As of December 31, 2023:
Undistributed ordinary income	$ 49,194	$ 64,690	$ 95,057	$ 16,271	$ 12,831	$ 41,555
Undistributed long-term capital gains	226,821	72,052	977,737	–	15,882	87,738
Capital loss carryforward*	–	–	–	(540,672)	–	–

As of June 30, 2024:
Gross unrealized appreciation on investments	3,334,213	836,174	23,803,423	2,265,460	1,168,125	3,587,265
Gross unrealized depreciation on investments	(275,098)	(198,083)	(760,476)	(241,398)	(152,011)	(126,063)
Net unrealized appreciation (depreciation) on investments	3,059,115	638,091	23,042,947	2,024,062	1,016,114	3,461,202

Cost of investments	5,202,821	2,450,743	20,870,976	5,250,822	2,525,810	7,393,946
Refer to the end of the tables for footnote.

American Funds Insurance Series  302

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund

As of December 31, 2023:
Undistributed ordinary income	$ 7,472	$ 158,609	$ 1,604	$ 16,757	$ 128,322	$ 1,794
Undistributed long-term capital gains	–	1,734,565	–	–	1,147,945	–
Capital loss carryforward*	(69,742)	–	(23,775)	(25,818)	–	(3,502)
Capital loss carryforward utilized	2,434	–	53	2,422	–	–

As of June 30, 2024:
Gross unrealized appreciation on investments	716,001	15,734,256	78,492	252,541	8,105,020	67,750
Gross unrealized depreciation on investments	(67,700)	(412,968)	(22,273)	(40,938)	(821,861)	(16,781)
Net unrealized appreciation (depreciation) on investments	648,301	15,321,288	56,219	211,603	7,283,159	50,969

Cost of investments	1,264,169	24,784,066	272,854	1,145,971	20,684,961	359,798

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund

As of December 31, 2023:
Undistributed ordinary income	$ 75,445	$ 2,620	$ 9,868	$ 855	$ 3,298	$ 11,745
Capital loss carryforward*	(1,359,397)	(186,363)	(331,897)	(11,994)	(1)	(254,504)

As of June 30, 2024:
Gross unrealized appreciation on investments	29,945	8,677	44,282	(166)	–	–
Gross unrealized depreciation on investments	(373,101)	(114,867)	(48,276)	(1,784)	(150)	–
Net unrealized appreciation (depreciation) on investments	(343,156)	(106,190)	(3,994)	(1,950)	(150)	–

Cost of investments	12,898,585	1,786,407	885,320	149,041	347,924	–

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

As of December 31, 2023:
Undistributed ordinary income	$ 2,419	$ 1,560	$ 5,147	$ 30,091	$ 36,425
Undistributed long-term capital gains	–	–	–	28,787	28,917
Capital loss carryforward*	(12,281)	(13,949)	(17,511)	–	–

As of June 30, 2024:
Gross unrealized appreciation on investments	122,554	18,260	52,506	322,868	99,562
Gross unrealized depreciation on investments	(102,050)	(23,350)	(28,475)	(84,269)	(31,883)
Net unrealized appreciation (depreciation) on investments	20,504	(5,090)	24,031	238,599	67,679

Cost of investments	499,216	128,016	305,059	1,993,010	2,025,662

*

Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

303  American Funds Insurance Series

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2024			Year ended December 31, 2023

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$22,379	$ 99,126	$121,505	$36,245	$238,315	$274,560
Class 1A	115	536	651	148	1,195	1,343
Class 2	21,905	103,301	125,206	30,048	259,863	289,911
Class 4	4,815	23,878	28,693	4,681	49,927	54,608

Total	$49,214	$226,841	$276,055	$71,122	$549,300	$620,422

Global Small Capitalization Fund

	Six months ended June 30, 2024			Year ended December 31, 2023

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$19,885	$21,820	$ 41,705	$4,595	$11,794	$16,389
Class 1A	107	119	226	12	59	71
Class 2	38,505	43,051	81,556	4,713	23,554	28,267
Class 4	6,213	7,070	13,283	76	3,623	3,699

Total	$64,710	$72,060	$136,770	$9,396	$39,030	$48,426

Growth Fund

	Six months ended June 30, 2024			Year ended December 31, 2023

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$46,569	$433,019	$ 479,588	$ 93,186	$ 861,352	$ 954,538
Class 1A	672	7,268	7,940	926	13,243	14,169
Class 2	39,506	433,759	473,265	58,531	924,799	983,330
Class 3	548	5,725	6,273	883	11,837	12,720
Class 4	7,808	97,988	105,796	5,132	167,524	172,656

Total	$95,103	$977,759	$1,072,862	$158,658	$1,978,755	$2,137,413

International Fund

	Six months ended June 30, 2024			Year ended December 31, 2023

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 8,264	$–	$ 8,264	$50,154	$–	$50,154
Class 1A	26	–	26	150	–	150
Class 2	7,183	–	7,183	42,608	–	42,608
Class 3	36	–	36	219	–	219
Class 4	781	–	781	4,367	–	4,367

Total	$16,290	$–	$16,290	$97,498	$–	$97,498

American Funds Insurance Series  304

New World Fund

	Six months ended June 30, 2024			Year ended December 31, 2023

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 7,141	$ 8,227	$15,368	$28,772	$–	$28,772
Class 1A	38	49	87	146	–	146
Class 2	3,001	3,828	6,829	11,303	–	11,303
Class 4	2,660	3,785	6,445	9,222	–	9,222

Total	$12,840	$15,889	$28,729	$49,443	$–	$49,443

Washington Mutual Investors Fund

	Six months ended June 30, 2024			Year ended December 31, 2023

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$25,177	$50,394	$ 75,571	$118,356	$52,370	$170,726
Class 1A	92	202	294	338	194	532
Class 2	11,104	24,567	35,671	51,574	26,108	77,682
Class 4	5,236	12,608	17,844	20,772	11,035	31,807

Total	$41,609	$87,771	$129,380	$191,040	$89,707	$280,747

Capital World Growth and Income Fund

	Six months ended June 30, 2024			Year ended December 31, 2023

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$2,490	$–	$2,490	$11,646	$–	$11,646
Class 1A	32	–	32	125	–	125
Class 2	4,048	–	4,048	18,495	–	18,495
Class 4	910	–	910	3,732	–	3,732

Total	$7,480	$–	$7,480	$33,998	$–	$33,998

Growth-Income Fund

	Six months ended June 30, 2024			Year ended December 31, 2023

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 97,641	$1,023,186	$1,120,827	$327,645	$1,077,919	$1,405,564
Class 1A	148	1,702	1,850	440	1,649	2,089
Class 2	51,870	597,677	649,547	164,035	642,837	806,872
Class 3	580	6,513	7,093	1,848	6,857	8,705
Class 4	8,444	105,495	113,939	22,003	96,356	118,359

Total	$158,683	$1,734,573	$1,893,256	$515,971	$1,825,618	$2,341,589

International Growth and Income Fund

	Six months ended June 30, 2024			Year ended December 31, 2023

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 84	$–	$ 84	$ 394	$–	$ 394
Class 1A	30	–	30	151	–	151
Class 2	793	–	793	3,949	–	3,949
Class 4	699	–	699	3,139	–	3,139

Total	$1,606	$–	$1,606	$7,633	$–	$7,633

305  American Funds Insurance Series

Capital Income Builder

	Six months ended June 30, 2024			Year ended December 31, 2023

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 8,883	$–	$ 8,883	$19,561	$–	$19,561
Class 1A	127	–	127	290	–	290
Class 2	182	–	182	410	–	410
Class 4	6,154	–	6,154	14,650	–	14,650

Total	$15,346	$–	$15,346	$34,911	$–	$34,911

Asset Allocation Fund

	Six months ended June 30, 2024			Year ended December 31, 2023

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 79,659	$ 678,739	$ 758,398	$364,001	$578,217	$ 942,218
Class 1A	154	1,422	1,576	663	1,038	1,701
Class 2	20,306	187,595	207,901	91,196	163,182	254,378
Class 3	147	1,326	1,473	644	1,097	1,741
Class 4	28,102	278,890	306,992	111,055	215,145	326,200

Total	$128,368	$1,147,972	$1,276,340	$567,559	$958,679	$1,526,238

American Funds Global Balanced Fund

	Six months ended June 30, 2024			Year ended December 31, 2023

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 485	$–	$ 485	$1,780	$11,386	$13,166
Class 1A	13	–	13	43	310	353
Class 2	721	–	721	2,558	18,886	21,444
Class 4	577	–	577	1,750	14,227	15,977

Total	$1,796	$–	$1,796	$6,131	$44,809	$50,940

The Bond Fund of America

	Six months ended June 30, 2024			Year ended December 31, 2023

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$48,870	$–	$48,870	$246,119	$–	$246,119
Class 1A	1,353	–	1,353	8,577	–	8,577
Class 2	18,656	–	18,656	97,823	–	97,823
Class 4	6,606	–	6,606	30,097	–	30,097

Total	$75,485	$–	$75,485	$382,616	$–	$382,616

Capital World Bond Fund

	Six months ended June 30, 2024			Year ended December 31, 2023

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$1,933	$–	$1,933	$–	$–	$–
Class 1A	122	–	122	–	–	–
Class 2	573	–	573	–	–	–
Class 4	–	–	–	–	–	–

Total	$2,628	$–	$2,628	$–	$–	$–

American Funds Insurance Series  306

American High-Income Trust

	Six months ended June 30, 2024			Year ended December 31, 2023

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$2,576	$–	$2,576	$15,308	$–	$15,308
Class 1A	33	–	33	171	–	171
Class 2	5,989	–	5,989	36,274	–	36,274
Class 3	88	–	88	556	–	556
Class 4	1,188	–	1,188	5,957	–	5,957

Total	$9,874	$–	$9,874	$58,266	$–	$58,266

American Funds Mortgage Fund

	Six months ended June 30, 2024			Year ended December 31, 2023

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$136	$–	$136	$ 656	$–	$ 656
Class 1A	18	–	18	71	–	71
Class 2	341	–	341	1,633	–	1,633
Class 4	360	–	360	1,600	–	1,600

Total	$855	$–	$855	$3,960	$–	$3,960

Ultra-Short Bond Fund

	Six months ended June 30, 2024			Year ended December 31, 2023

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 368	$–	$ 368	$ 1,981	$–	$ 1,981
Class 1A	1	–	1	5	–	5
Class 2	2,445	–	2,445	12,823	–	12,823
Class 3	36	–	36	198	–	198
Class 4	449	–	449	2,524	–	2,524

Total	$3,299	$–	$3,299	$17,531	$–	$17,531

U.S. Government Securities Fund

	Six months ended June 30, 2024			Year ended December 31, 2023

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 1,833	$–	$ 1,833	$ 9,817	$–	$ 9,817
Class 1A	1,537	–	1,537	171	–	171
Class 2	7,184	–	7,184	39,205	–	39,205
Class 3	34	–	34	219	–	219
Class 4	1,165	–	1,165	6,275	–	6,275

Total	$11,753	$–	$11,753	$55,687	$–	$55,687

Managed Risk Growth Fund

	Six months ended June 30, 2024			Year ended December 31, 2023

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 93	$–	$ 93	$ 129	$ 2,315	$ 2,444
Class P2	2,326	–	2,326	5,596	103,643	109,239

Total	$2,419	$–	$2,419	$5,725	$105,958	$111,683

307  American Funds Insurance Series

Managed Risk International Fund

	Six months ended June 30, 2024			Year ended December 31, 2023

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 29	$–	$ 29	$ 29	$ 127	$ 156
Class P2	1,532	–	1,532	1,939	8,757	10,696

Total	$1,561	$–	$1,561	$1,968	$8,884	$10,852

Managed Risk Washington Mutual Investors Fund

	Six months ended June 30, 2024			Year ended December 31, 2023

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 43	$–	$ 43	$ 58	$ 363	$ 421
Class P2	5,105	–	5,105	5,936	41,630	47,566

Total	$5,148	$–	$5,148	$5,994	$41,993	$47,987

Managed Risk Growth-Income Fund

	Six months ended June 30, 2024			Year ended December 31, 2023

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$26,378	$25,142	$51,520	$30,230	$230,056	$260,286
Class P2	3,727	3,660	7,387	3,723	33,365	37,088

Total	$30,105	$28,802	$58,907	$33,953	$263,421	$297,374

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2024			Year ended December 31, 2023

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 179	$ 138	$ 317	$ 164	$ 851	$ 1,015
Class P2	36,259	28,786	65,045	38,569	247,531	286,100

Total	$36,438	$28,924	$65,362	$38,733	$248,382	$287,115

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services – The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers – CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the six months ended June 30, 2024, total investment advisory services fees waived by CRMC were $26,277,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

American Funds Insurance Series  308

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:

	Rates		Net asset level (in billions)		For the six months ended June 30, 2024, before waiver	For the six months ended June 30, 2024, after waiver
Fund	Beginning with	Ending with	Up to	In excess of

Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.365%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.620
Growth Fund	.500	.275	.6	44.0	.307	.307
International Fund	.478	.430	15.0	21.0	.478	.478
New World Fund	.577	.510	15.0	15.0	.577	.507
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.215
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.368
Growth-Income Fund	.500	.217	.6	44.0	.251	.251
International Growth and Income Fund	.478	.450	15.0	15.0	.491	.491
Capital Income Builder	.357	.330	15.0	15.0	.357	.220
Asset Allocation Fund	.500	.236	.6	34.0	.265	.265
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.436
The Bond Fund of America	.352	.320	15.0	15.0	.352	.215
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.271
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.228
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.232
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services – The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services – The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

309  American Funds Insurance Series

Transfer agent services – The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services – The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services – The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 530
Class 1A	$ –	$ 24	3
Class 2	4,550	Not applicable	546
Class 4	999	999	120

Total class-specific expenses	$5,549	$1,023	$1,199

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$2,776
Class 1A	$ –	$ 376	45
Class 2	23,299	Not applicable	2,796
Class 3	225	Not applicable	37
Class 4	4,873	4,873	585

Total class-specific expenses	$28,397	$5,249	$6,239

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$146
Class 1A	$ –	$ 6	1
Class 2	2,262	Not applicable	272
Class 4	367	367	44

Total class-specific expenses	$2,629	$373	$463

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 504
Class 1A	$ –	$ 16	2
Class 2	4,282	Not applicable	514
Class 3	15	Not applicable	2
Class 4	538	538	65

Total class-specific expenses	$4,835	$554	$1,087

American Funds Insurance Series  310

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$269
Class 1A	$ –	$ 13	1
Class 2	1,023	Not applicable	123
Class 4	998	999	120

Total class-specific expenses	$2,021	$1,012	$513

Capital World Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 88
Class 1A	$ –	$ 10	1
Class 2	1,310	Not applicable	157
Class 4	305	306	37

Total class-specific expenses	$1,615	$316	$283

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 2
Class 1A	$ –	$ 8	1
Class 2	204	Not applicable	25
Class 4	184	184	22

Total class-specific expenses	$388	$192	$50

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$2,358
Class 1A	$ –	$ 40	5
Class 2	5,361	Not applicable	643
Class 3	28	Not applicable	4
Class 4	7,573	7,573	909

Total class-specific expenses	$12,962	$7,613	$3,919

Refer to the end of the tables for footnote.

Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 922
Class 1A	$ –	$ 30	4
Class 2	3,680	Not applicable	442
Class 4	1,796	1,797	215

Total class-specific expenses	$5,476	$1,827	$1,583

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$3,466
Class 1A	$ –	$ 47	6
Class 2	16,629	Not applicable	1,995
Class 3	132	Not applicable	22
Class 4	2,785	2,785	334

Total class-specific expenses	$19,546	$2,832	$5,823

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$101
Class 1A	$ –	$ 13	2
Class 2	19	Not applicable	2
Class 4	717	717	86

Total class-specific expenses	$736	$730	$191

American Funds Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$15
Class 1A	$ –	$ 4	—*
Class 2	197	Not applicable	24
Class 4	163	163	19

Total class-specific expenses	$360	$167	$58

311  American Funds Insurance Series

The Bond Fund of America

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$1,037
Class 1A	$ –	$ 305	37
Class 2	3,508	Not applicable	421
Class 4	1,239	1,239	149

Total class-specific expenses	$4,747	$1,544	$1,644

American High-Income Trust

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 34
Class 1A	$ –	$ 4	–	*
Class 2	661	Not applicable	79
Class 3	7	Not applicable	1
Class 4	145	145	18

Total class-specific expenses	$813	$149	$132

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services		Administrative services

Class 1	Not applicable	Not applicable		$ 6
Class 1A	$ –	$ –	*	–	*
Class 2	331	Not applicable		40
Class 3	4	Not applicable		–	*
Class 4	64	65		8

Total class-specific expenses	$399	$65		$54

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$ 16
Class P2	$625	625

Total class-specific expenses	$625	$641

Refer to the end of the tables for footnote.

Capital World Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 96
Class 1A	$ –	$15	2
Class 2	990	Not applicable	119
Class 4	69	69	8

Total class-specific expenses	$1,059	$84	$225

American Funds Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 3
Class 1A	$ –	$ 3	—	*
Class 2	53	Not applicable	6
Class 4	57	57	7

Total class-specific expenses	$110	$60	$16

U.S. Government Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 38
Class 1A	$ –	$ 83	10
Class 2	1,314	Not applicable	158
Class 3	5	Not applicable	1
Class 4	226	225	27

Total class-specific expenses	$1,545	$308	$234

Managed Risk International Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$ 2
Class P2	$153	153

Total class-specific expenses	$153	$155

American Funds Insurance Series  312

Managed Risk Washington

Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$ 4
Class P2	$403	403

Total class-specific expenses	$403	$407

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$ 13
Class P2	$2,596	2,596

Total class-specific expenses	$2,596	$2,609

*	Amount less than one thousand.

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2,421
Class P2	$349	349

Total class-specific expenses	$349	$2,770

Miscellaneous fee reimbursements – CRMC reimbursed a portion of miscellaneous fees and expenses for Managed Risk International Fund and Managed Risk Washington Mutual Investors Fund. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2024, total fees and expenses reimbursed by CRMC were $14,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Increase in value of deferred amounts		Total trustees’ compensation

Global Growth Fund	$10		$14		$ 24
Global Small Capitalization Fund	4		5		9
Growth Fund	51		71		122
International Fund	9		12		21
New World Fund	4		6		10
Washington Mutual Investors Fund	13		18		31
Capital World Growth and Income Fund	2		3		5
Growth-Income Fund	48		67		115
International Growth and Income Fund	–	*	1		1
Capital Income Builder	2		2		4
Asset Allocation Fund	33		45		78
American Funds Global Balanced Fund	–	*	1		1
The Bond Fund of America	14		19		33
Capital World Bond Fund	2		3		5
American High-Income Trust	1		1		2
American Funds Mortgage Fund	–	*	–	*	–	*
Ultra-Short Bond Fund	–	*	1		1
U.S. Government Securities Fund	2		3		5
Managed Risk Growth Fund	–	*	1		1
Managed Risk International Fund	–	*	–	*	–	*
Managed Risk Washington Mutual Investors Fund	1		–	*	1
Managed Risk Growth-Income Fund	4		3		7
Managed Risk Asset Allocation Fund	3		3		6

*	Amount less than one thousand.

313  American Funds Insurance Series

Affiliated officers and trustees – Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investments in CCBF and CCF – Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds – The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of June 30, 2024 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$185,363	$162,530	$100,137
Global Small Capitalization Fund	9,779	10,261	4,487
Growth Fund	276,084	113,332	33,608
International Fund	47,479	45,425	(9,681)
New World Fund	28,659	33,191	1,490
Washington Mutual Investors Fund	62,337	51,105	11,435
Capital World Growth and Income Fund	12,242	11,753	2,067
Growth-Income Fund	429,956	444,772	175,461
International Growth and Income Fund	2,925	1,842	(528)
Capital Income Builder	10,716	3,820	427
Asset Allocation Fund	149,337	34,973	8,303
American Funds Global Balanced Fund	2,168	4,003	1,180
American High-Income Trust	220	220	–

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2024.

American Funds Insurance Series  314

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$58,023	1,586	$121,506	3,310	$(311,481)	(8,480)	$(131,952)	(3,584)
Class 1A	990	27	650	18	(1,496)	(41)	144	4
Class 2	40,356	1,127	125,206	3,463	(325,272)	(9,039)	(159,710)	(4,449)
Class 4	70,829	1,986	28,693	803	(39,460)	(1,106)	60,062	1,683

Total net increase (decrease)	$170,198	4,726	$276,055	7,594	$(677,709)	(18,666)	$(231,456)	(6,346)

Year ended December 31, 2023
Class 1	$192,718	6,033	$274,560	8,748	$(540,248)	(16,855)	$(72,970)	(2,074)
Class 1A	2,158	68	1,343	43	(2,107)	(66)	1,394	45
Class 2	39,498	1,245	289,912	9,380	(438,910)	(13,838)	(109,500)	(3,213)
Class 4	95,674	3,056	54,608	1,787	(77,844)	(2,499)	72,438	2,344

Total net increase (decrease)	$330,048	10,402	$620,423	19,958	$(1,059,109)	(33,258)	$(108,638)	(2,898)

Global Small Capitalization Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$33,400	1,823	$41,576	2,342	$(73,779)	(3,995)	$1,197	170
Class 1A	247	14	226	13	(260)	(14)	213	13
Class 2	39,656	2,261	81,556	4,892	(138,161)	(7,948)	(16,949)	(795)
Class 4	16,529	955	13,283	799	(21,271)	(1,225)	8,541	529

Total net increase (decrease)	$89,832	5,053	$136,641	8,046	$(233,471)	(13,182)	$(6,998)	(83)

Year ended December 31, 2023
Class 1	$91,477	5,345	$16,333	935	$(152,565)	(8,792)	$(44,755)	(2,512)
Class 1A	781	46	71	4	(530)	(31)	322	19
Class 2	39,394	2,481	28,267	1,715	(197,235)	(11,995)	(129,574)	(7,799)
Class 4	34,683	2,137	3,699	225	(36,779)	(2,285)	1,603	77

Total net increase (decrease)	$166,335	10,009	$48,370	2,879	$(387,109)	(23,103)	$(172,404)	(10,215)

Refer to the end of the tables for footnotes.

315  American Funds Insurance Series

Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$655,575	5,971	$479,015	4,433	$(1,195,371)	(11,103)	$(60,781)	(699)
Class 1A	21,734	201	7,940	74	(16,090)	(156)	13,584	119
Class 2	176,918	1,667	473,265	4,440	(1,542,724)	(14,509)	(892,541)	(8,402)
Class 3	954	9	6,273	57	(15,223)	(138)	(7,996)	(72)
Class 4	410,452	3,941	105,797	1,020	(168,884)	(1,630)	347,365	3,331

Total net increase (decrease)	$1,265,633	11,789	$1,072,290	10,024	$(2,938,292)	(27,536)	$(600,369)	(5,723)

Year ended December 31, 2023
Class 1	$1,126,344	13,031	$952,995	11,055	$(2,473,911)	(28,345)	$(394,572)	(4,259)
Class 1A	39,167	473	14,169	166	(24,617)	(280)	28,719	359
Class 2	378,332	4,358	983,331	11,587	(2,226,251)	(25,522)	(864,588)	(9,577)
Class 3	2,841	32	12,720	146	(23,828)	(268)	(8,267)	(90)
Class 4	479,958	5,642	172,656	2,092	(306,686)	(3,644)	345,928	4,090

Total net increase (decrease)	$2,026,642	23,536	$2,135,871	25,046	$(5,055,293)	(58,059)	$(892,780)	(9,477)

International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$35,441	1,941	$ 8,265	441	$(284,297)	(15,512)	$(240,591)	(13,130)
Class 1A	883	50	26	1	(1,342)	(74)	(433)	(23)
Class 2	182,063	10,178	7,183	385	(367,567)	(20,317)	(178,321)	(9,754)
Class 3	–	–	36	2	(1,417)	(77)	(1,381)	(75)
Class 4	25,219	1,407	781	43	(26,107)	(1,458)	(107)	(8)

Total net increase (decrease)	$243,606	13,576	$16,291	872	$(680,730)	(37,438)	$(420,833)	(22,990)

Year ended December 31, 2023
Class 1	$116,405	7,036	$50,154	3,024	$(410,379)	(24,700)	$(243,820)	(14,640)
Class 1A	1,488	90	150	9	(1,420)	(86)	218	13
Class 2	132,534	7,999	42,608	2,582	(397,669)	(24,084)	(222,527)	(13,503)
Class 3	199	12	219	13	(1,551)	(92)	(1,133)	(67)
Class 4	41,507	2,540	4,367	269	(55,374)	(3,413)	(9,500)	(604)

Total net increase (decrease)	$292,133	17,677	$97,498	5,897	$(866,393)	(52,375)	$(476,762)	(28,801)

Refer to the end of the tables for footnotes.

American Funds Insurance Series  316

New World Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$167,382	6,188	$15,367	576	$(149,225)	(5,629)	$33,524	1,135
Class 1A	300	12	87	3	(768)	(29)	(381)	(14)
Class 2	59,646	2,310	6,829	259	(89,918)	(3,452)	(23,443)	(883)
Class 4	35,488	1,373	6,446	247	(60,498)	(2,337)	(18,564)	(717)

Total net increase (decrease)	$262,816	9,883	$28,729	1,085	$(300,409)	(11,447)	$(8,864)	(479)

Year ended December 31, 2023
Class 1	$86,114	3,585	$28,772	1,188	$(174,819)	(7,226)	$(59,933)	(2,453)
Class 1A	1,115	47	146	6	(1,025)	(43)	236	10
Class 2	59,693	2,497	11,303	473	(136,698)	(5,745)	(65,702)	(2,775)
Class 4	71,676	3,024	9,222	389	(93,668)	(3,971)	(12,770)	(558)

Total net increase (decrease)	$218,598	9,153	$49,443	2,056	$(406,210)	(16,985)	$(138,169)	(5,776)

Washington Mutual Investors Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$41,139	2,672	$75,293	4,855	$(447,475)	(29,070)	$(331,043)	(21,543)
Class 1A	2,258	146	293	19	(1,605)	(107)	946	58
Class 2	22,273	1,482	35,671	2,347	(233,377)	(15,531)	(175,433)	(11,702)
Class 4	105,101	7,046	17,844	1,188	(50,841)	(3,435)	72,104	4,799

Total net increase (decrease)	$170,771	11,346	$129,101	8,409	$(733,298)	(48,143)	$(433,426)	(28,388)

Year ended December 31, 2023
Class 1	$277,677	21,465	$170,023	12,648	$(697,429)	(52,419)	$(249,729)	(18,306)
Class 1A	9,396	729	532	40	(54,463)	(4,239)	(44,535)	(3,470)
Class 2	33,904	2,614	77,682	5,899	(358,013)	(27,290)	(246,427)	(18,777)
Class 4	156,923	12,161	31,807	2,442	(102,800)	(7,983)	85,930	6,620

Total net increase (decrease)	$477,900	36,969	$280,044	21,029	$(1,212,705)	(91,931)	$(454,761)	(33,933)

Capital World Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$14,937	1,023	$2,432	162	$(56,976)	(3,880)	$(39,607)	(2,695)
Class 1A	754	54	32	3	(317)	(22)	469	35
Class 2	5,731	393	4,049	271	(93,127)	(6,391)	(83,347)	(5,727)
Class 4	12,505	880	910	62	(15,528)	(1,093)	(2,113)	(151)

Total net increase (decrease)	$33,927	2,350	$7,423	498	$(165,948)	(11,386)	$(124,598)	(8,538)

Year ended December 31, 2023
Class 1	$65,556	5,277	$11,348	873	$(143,262)	(11,299)	$(66,358)	(5,149)
Class 1A	755	60	126	9	(615)	(50)	266	19
Class 2	13,750	1,078	18,495	1,427	(147,991)	(11,668)	(115,746)	(9,163)
Class 4	31,436	2,536	3,732	296	(24,318)	(1,970)	10,850	862

Total net increase (decrease)	$111,497	8,951	$33,701	2,605	$(316,186)	(24,987)	$(170,988)	(13,431)

Refer to the end of the tables for footnotes.

317  American Funds Insurance Series

Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$135,226	2,132	$1,119,883	17,901	$(1,713,135)	(26,985)	$(458,026)	(6,952)
Class 1A	1,374	21	1,851	30	(2,255)	(36)	970	15
Class 2	55,518	891	649,546	10,570	(1,046,975)	(16,786)	(341,911)	(5,325)
Class 3	158	3	7,093	113	(9,594)	(152)	(2,343)	(36)
Class 4	143,054	2,332	113,940	1,888	(91,232)	(1,492)	165,762	2,728

Total net increase (decrease)	$335,330	5,379	$1,892,313	30,502	$(2,863,191)	(45,451)	$(635,548)	(9,570)

Year ended December 31, 2023
Class 1	$479,730	9,041	$1,404,035	26,362	$(2,739,803)	(50,914)	$(856,038)	(15,511)
Class 1A	4,149	77	2,090	40	(4,268)	(80)	1,971	37
Class 2	112,392	2,119	806,872	15,426	(1,545,914)	(29,027)	(626,650)	(11,482)
Class 3	280	5	8,705	163	(14,068)	(259)	(5,083)	(91)
Class 4	187,357	3,563	118,358	2,303	(175,879)	(3,369)	129,836	2,497

Total net increase (decrease)	$783,908	14,805	$2,340,060	44,294	$(4,479,932)	(83,649)	$(1,355,964)	(24,550)

International Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$ 1,145	109	$ 84	8	$ (1,067)	(101)	$162	16
Class 1A	145	14	29	3	(764)	(77)	(590)	(60)
Class 2	1,862	183	793	75	(17,931)	(1,742)	(15,276)	(1,484)
Class 4	8,674	872	699	68	(9,207)	(917)	166	23

Total net increase (decrease)	$11,826	1,178	$1,605	154	$(28,969)	(2,837)	$(15,538)	(1,505)

Year ended December 31, 2023
Class 1	$ 3,526	363	$ 394	41	$ (3,717)	(387)	$203	17
Class 1A	1,556	164	151	17	(992)	(105)	715	76
Class 2	3,978	424	3,950	423	(25,662)	(2,748)	(17,734)	(1,901)
Class 4	24,171	2,625	3,138	342	(21,164)	(2,297)	6,145	670

Total net increase (decrease)	$33,231	3,576	$7,633	823	$(51,535)	(5,537)	$(10,671)	(1,138)

Refer to the end of the tables for footnotes.

American Funds Insurance Series  318

Capital Income Builder

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$32,263	2,744	$8,883	747	$ (30,017)	(2,538)	$11,129	953
Class 1A	353	30	127	11	(407)	(35)	73	6
Class 2	758	65	182	15	(556)	(47)	384	33
Class 4	28,293	2,403	6,154	519	(27,089)	(2,301)	7,358	621

Total net increase (decrease)	$61,667	5,242	$15,346	1,292	$ (58,069)	(4,921)	$18,944	1,613

Year ended December 31, 2023
Class 1	$77,581	6,983	$19,561	1,773	$ (60,168)	(5,393)	$36,974	3,363
Class 1A	524	47	290	26	(737)	(66)	77	7
Class 2	1,719	155	410	37	(1,019)	(92)	1,110	100
Class 4	50,560	4,553	14,650	1,330	(60,170)	(5,412)	5,040	471

Total net increase (decrease)	$130,384	11,738	$34,911	3,166	$(122,094)	(10,963)	$43,201	3,941

Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$76,518	3,092	$758,398	31,274	$(1,025,451)	(41,314)	$(190,535)	(6,948)
Class 1A	804	32	1,576	65	(2,356)	(97)	24	– †
Class 2	26,922	1,105	207,902	8,706	(320,327)	(13,108)	(85,503)	(3,297)
Class 3	526	21	1,473	61	(1,675)	(69)	324	13
Class 4	411,381	17,039	306,992	12,975	(312,917)	(12,896)	405,456	17,118

Total net increase (decrease)	$516,151	21,289	$1,276,341	53,081	$(1,662,726)	(67,484)	$129,766	6,886

Year ended December 31, 2023
Class 1	$315,966	14,009	$942,218	42,101	$(1,956,417)	(86,110)	$(698,233)	(30,000)
Class 1A	6,331	281	1,702	77	(4,607)	(204)	3,426	154
Class 2	42,695	1,904	254,377	11,536	(565,941)	(25,320)	(268,869)	(11,880)
Class 3	436	19	1,741	78	(2,528)	(111)	(351)	(14)
Class 4	217,843	9,818	326,200	14,919	(516,978)	(23,318)	27,065	1,419

Total net increase (decrease)	$583,271	26,031	$1,526,238	68,711	$(3,046,471)	(135,063)	$(936,962)	(40,321)

Refer to the end of the tables for footnotes.

319  American Funds Insurance Series

American Funds Global Balanced Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$ 2,027	162	$ 485	38	$ (5,427)	(430)	$ (2,915)	(230)
Class 1A	86	7	13	1	(227)	(17)	(128)	(9)
Class 2	1,622	130	721	57	(11,544)	(920)	(9,201)	(733)
Class 4	8,164	659	577	46	(7,408)	(598)	1,333	107

Total net increase (decrease)	$11,899	958	$ 1,796	142	$(24,606)	(1,965)	$(10,911)	(865)

Year ended December 31, 2023
Class 1	$24,292	2,019	$13,166	1,134	$(35,782)	(2,948)	$ 1,676	205
Class 1A	85	7	353	31	(220)	(18)	218	20
Class 2	4,268	348	21,444	1,856	(22,190)	(1,820)	3,522	384
Class 4	14,257	1,202	15,977	1,406	(12,127)	(1,019)	18,107	1,589

Total net increase (decrease)	$42,902	3,576	$50,940	4,427	$(70,319)	(5,805)	$23,523	2,198

The Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$595,645	63,533	$48,579	5,162	$(403,488)	(42,951)	$240,736	25,744
Class 1A	18,171	1,943	1,353	145	(64,102)	(6,883)	(44,578)	(4,795)
Class 2	66,146	7,142	18,656	2,013	(117,606)	(12,696)	(32,804)	(3,541)
Class 4	145,085	15,770	6,606	717	(42,689)	(4,635)	109,002	11,852

Total net increase (decrease)	$825,047	88,388	$75,194	8,037	$(627,885)	(67,165)	$272,356	29,260

Year ended December 31, 2023
Class 1	$988,201	104,121	$244,526	26,118	$(784,964)	(82,958)	$447,763	47,281
Class 1A	47,994	5,083	8,577	923	(22,212)	(2,334)	34,359	3,672
Class 2	129,127	13,768	97,823	10,606	(228,846)	(24,571)	(1,896)	(197)
Class 4	200,494	21,589	30,097	3,279	(66,304)	(7,144)	164,287	17,724

Total net increase (decrease)	$1,365,816	144,561	$381,023	40,926	$(1,102,326)	(117,007)	$644,513	68,480

Capital World Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$27,413	2,783	$1,932	196	$(35,609)	(3,610)	$(6,264)	(631)
Class 1A	36,344	3,728	122	12	(629)	(64)	35,837	3,676
Class 2	67,843	6,954	574	59	(66,333)	(6,796)	2,084	217
Class 4	5,705	596	—	—	(3,613)	(378)	2,092	218

Total net increase (decrease)	$137,305	14,061	$2,628	267	$(106,184)	(10,848)	$33,749	3,480

Year ended December 31, 2023
Class 1	$41,684	4,293	$ –	–	$(80,001)	(8,267)	$(38,317)	(3,974)
Class 1A	206	21	–	–	(169)	(17)	37	4
Class 2	88,520	9,189	–	–	(82,729)	(8,647)	5,791	542
Class 4	7,131	757	–	–	(6,337)	(672)	794	85

Total net increase (decrease)	$137,541	14,260	$ –	–	$(169,236)	(17,603)	$(31,695)	(3,343)

Refer to the end of the tables for footnotes.

American Funds Insurance Series  320

American High-Income Trust

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$ 5,678	623	$ 2,559	279	$ (10,564)	(1,163)	$ (2,327)	(261)
Class 1A	415	46	33	3	(228)	(25)	220	24
Class 2	7,238	816	5,988	670	(31,812)	(3,583)	(18,586)	(2,097)
Class 3	68	7	89	10	(666)	(73)	(509)	(56)
Class 4	44,496	4,502	1,188	119	(30,453)	(3,094)	15,231	1,527

Total net increase (decrease)	$57,895	5,994	$ 9,857	1,081	$ (73,723)	(7,938)	$ (5,971)	(863)

Year ended December 31, 2023
Class 1	$ 4,239	480	$15,199	1,751	$ (30,729)	(3,495)	$(11,291)	(1,264)
Class 1A	1,264	146	171	20	(180)	(20)	1,255	146
Class 2	12,480	1,448	36,273	4,277	(61,378)	(7,129)	(12,625)	(1,404)
Class 3	178	20	556	64	(1,269)	(144)	(535)	(60)
Class 4	55,861	5,819	5,958	629	(35,851)	(3,767)	25,968	2,681

Total net increase (decrease)	$74,022	7,913	$58,157	6,741	$(129,407)	(14,555)	$ 2,772	99

American Funds Mortgage Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$ 115	12	$ 136	15	$ (145)	(16)	$ 106	11
Class 1A	441	48	18	2	(80)	(8)	379	42
Class 2	1,859	203	341	37	(2,244)	(245)	(44)	(5)
Class 4	6,219	686	360	40	(2,298)	(254)	4,281	472

Total net increase (decrease)	$ 8,634	949	$ 855	94	$ (4,767)	(523)	$ 4,722	520

Year ended December 31, 2023
Class 1	$15,434	1,633	$ 656	71	$(274)	(29)	$15,816	1,675
Class 1A	494	53	71	8	(343)	(37)	222	24
Class 2	1,572	168	1,634	178	(5,679)	(604)	(2,473)	(258)
Class 4	11,209	1,208	1,600	177	(7,433)	(812)	5,376	573

Total net increase (decrease)	$28,709	3,062	$3,961	434	$(13,729)	(1,482)	$18,941	2,014

Refer to the end of the tables for footnotes.

321  American Funds Insurance Series

Ultra-Short Bond Fund

	Sales*			Reinvestments of distributions			Repurchases*		Net increase (decrease)

Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$ 9,814	854		$ 368	32		$ (12,283)	(1,064)	$ (2,101)	(178)
Class 1A	–	–		1	1		–	–	1	1
Class 2	28,923	2,603		2,445	220		(45,277)	(4,082)	(13,909)	(1,259)
Class 3	2	–	†	36	3		(432)	(38)	(394)	(35)
Class 4	6,619	592		449	40		(13,658)	(1,226)	(6,590)	(594)

Total net increase (decrease)	$45,358	4,049		$3,299	296		$ (71,650)	(6,410)	$(22,993)	(2,065)

Year ended December 31, 2023
Class 1	$15,301	1,322		$ 1,981	175		$ (27,332)	(2,377)	$(10,050)	(880)
Class 1A	104	9		5	–	†	–	–	109	9
Class 2	49,580	4,448		12,823	1,169		(87,341)	(7,830)	(24,938)	(2,213)
Class 3	319	28		198	17		(579)	(51)	(62)	(6)
Class 4	32,945	2,924		2,524	229		(60,576)	(5,393)	(25,107)	(2,240)

Total net increase (decrease)	$98,249	8,731		$17,531	1,590		$(175,828)	(15,651)	$(60,048)	(5,330)

U.S. Government Securities Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$ 30,407	3,120	$ 1,747	180	$ (26,853)	(2,757)	$ 5,301	543
Class 1A	209,387	21,674	1,537	159	(2,087)	(215)	208,837	21,618
Class 2	58,108	6,044	7,184	748	(61,637)	(6,412)	3,655	380
Class 3	680	69	34	3	(1,355)	(138)	(641)	(66)
Class 4	24,266	2,530	1,165	122	(20,622)	(2,155)	4,809	497

Total net increase (decrease)	$322,848	33,437	$11,667	1,212	$(112,554)	(11,677)	$221,961	22,972

Year ended December 31, 2023
Class 1	$ 55,970	5,604	$ 9,373	959	$ (47,478)	(4,765)	$ 17,865	1,798
Class 1A	1,646	166	171	18	(905)	(92)	912	92
Class 2	89,575	9,065	39,206	4,068	(104,906)	(10,680)	23,875	2,453
Class 3	185	19	219	22	(967)	(97)	(563)	(56)
Class 4	58,408	5,912	6,275	651	(70,259)	(7,138)	(5,576)	(575)

Total net increase (decrease)	$205,784	20,766	$55,244	5,718	$(224,515)	(22,772)	$ 36,513	3,712

Managed Risk Growth Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class P1	$ 440	38	$ 93	8	$ (1,460)	(127)	$ (927)	(81)
Class P2	3,809	343	2,326	197	(52,432)	(4,584)	(46,297)	(4,044)

Total net increase (decrease)	$ 4,249	381	$ 2,419	205	$(53,892)	(4,711)	$(47,224)	(4,125)

Year ended December 31, 2023
Class P1	$ 2,318	221	$ 2,445	252	$ (1,380)	(131)	$ 3,383	342
Class P2	15,188	1,407	109,238	11,379	(64,373)	(6,069)	60,053	6,717

Total net increase (decrease)	$17,506	1,628	$111,683	11,631	$(65,753)	(6,200)	$ 63,436	7,059

Refer to the end of the tables for footnotes.

American Funds Insurance Series  322

Managed Risk International Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class P1	$24	3	$ 29	3	$ (161)	(18)	$ (108)	(12)
Class P2	880	104	1,532	174	(9,100)	(1,049)	(6,688)	(771)

Total net increase (decrease)	$904	107	$ 1,561	177	$ (9,261)	(1,067)	$(6,796)	(783)

Year ended December 31, 2023
Class P1	$282	34	$ 156	19	$ (230)	(27)	$ 208	26
Class P2	3,795	459	10,696	1,309	(13,108)	(1,539)	1,383	229

Total net increase (decrease)	$4,077	493	$10,852	1,328	$(13,338)	(1,566)	$ 1,591	255

Managed Risk Washington Mutual Investors Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class P1	$ 168	16	$ 43	4	$ (345)	(32)	$ (134)	(12)
Class P2	4,327	397	5,105	463	(27,413)	(2,515)	(17,981)	(1,655)

Total net increase (decrease)	$ 4,495	413	$ 5,148	467	$(27,758)	(2,547)	$(18,115)	(1,667)

Year ended December 31, 2023
Class P1	$ 158	15	$ 422	43	$ (478)	(47)	$ 102	11
Class P2	12,514	1,194	47,565	4,928	(40,947)	(3,988)	19,132	2,134

Total net increase (decrease)	$12,672	1,209	$47,987	4,971	$(41,425)	(4,035)	$ 19,234	2,145

Managed Risk Growth-Income Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class P1	$ 4,702	363	$ 51,520	3,857	$(164,599)	(12,385)	$(108,377)	(8,165)
Class P2	1,309	102	7,387	557	(26,043)	(1,978)	(17,347)	(1,319)

Total net increase (decrease)	$ 6,011	465	$ 58,907	4,414	$(190,642)	(14,363)	$(125,724)	(9,484)

Year ended December 31, 2023
Class P1	$30,902	2,476	$260,286	22,694	$(233,754)	(19,325)	$ 57,434	5,845
Class P2	7,934	662	37,088	3,259	(38,477)	(3,190)	6,545	731

Total net increase (decrease)	$38,836	3,138	$297,374	25,953	$(272,231)	(22,515)	$ 63,979	6,576

Refer to the end of the tables for footnotes.

323  American Funds Insurance Series

Managed Risk Asset Allocation Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class P1	$472	38	$317	26	$(941)	(78)	$(152)	(14)
Class P2	11,099	933	65,045	5,425	(198,294)	(16,553)	(122,150)	(10,195)

Total net increase (decrease)	$11,571	971	$65,362	5,451	$(199,235)	(16,631)	$(122,302)	(10,209)

Year ended December 31, 2023
Class P1	$3,002	267	$1,016	92	$(1,021)	(88)	$2,997	271
Class P2	18,885	1,651	286,099	26,654	(309,678)	(27,225)	(4,694)	1,080

Total net increase (decrease)	$21,887	1,918	$287,115	26,746	$(310,699)	(27,313)	$(1,697)	1,351

*Includes exchanges between share classes of the fund.

†Amount less than one thousand.

11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2024 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund

Purchases of investment securities*	$2,171,432	$603,099	$5,478,826	$1,185,376	$1,122,268	$1,917,097
Sales of investment securities*	2,616,615	710,448	7,461,210	1,648,919	1,188,340	2,472,766
Non-U.S. taxes paid on dividend income	3,274	3,233	4,735	6,702	3,443	1,195
Non-U.S. taxes paid on interest income	–	25	–	–	40	–
Non-U.S. taxes paid on realized gains	–	3,480	–	11,482	7,010	–
Non-U.S. taxes provided on unrealized appreciation	5,454	19,474	–	31,391	18,548	–

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund

Purchases of investment securities*	$284,998	$13,366,582	$56,142	$729,369	$18,382,702	$299,957
Sales of investment securities*	401,668	15,329,297	77,715	694,236	17,874,428	292,946
Non-U.S. taxes paid on dividend income	1,012	4,101	555	1,177	3,741	226
Non-U.S. taxes paid on interest income	–	16	1	–	–	4
Non-U.S. taxes paid (refunded) on realized gains	201	(581)	(6)	173	–	24
Non-U.S. taxes provided on unrealized appreciation	764	–	126	406	–	145

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund

Purchases of investment securities*	$23,571,772	$2,374,526	$204,820	$385,936	$–	$3,035,695
Sales of investment securities*	23,330,066	2,330,992	191,372	384,712	–	2,985,384
Non-U.S. taxes paid on interest income	25	62	–	–	–	–
Non-U.S. taxes paid on realized gains	–	1	–	–	–	–
Non-U.S. taxes provided on unrealized appreciation	–	134	–	–	–	–

Refer to the end of the tables for footnote.

American Funds Insurance Series  324

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$26,366	$3,218	$11,313	$152,928	$96,569
Sales of investment securities*	69,263	12,184	32,790	260,055	191,155

*Excludes short-term securities and U.S. government obligations, if any.

12. Ownership concentration

At June 30, 2024, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 18% and 16% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 19% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.

325  American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions

Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]

Global Growth Fund

Class 1:
6/30/2024[4,5]	$33.92	$.28	$ 4.48	$ 4.76	$(.22)	$(1.07)	$(1.29)	$37.39	14.09%[6]	$3,634	.52%[7]		.41%[7]		1.56%[7]
12/31/2023	30.18	.36	6.30	6.66	(.37)	(2.55)	(2.92)	33.92	22.91	3,418	.52		.41		1.13
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31)	(3.97)	(4.28)	30.18	(24.54)	3,104	.53		.46		1.01
12/31/2021	41.16	.25	6.48	6.73	(.26)	(2.17)	(2.43)	45.46	16.72	4,270	.55		.54		.56
12/31/2020	32.57	.20	9.56	9.76	(.21)	(.96)	(1.17)	41.16	30.79	3,309	.56		.56		.59
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515	.56		.56		1.07
Class 1A:
6/30/2024[4,5]	33.74	.24	4.45	4.69	(.21)	(1.07)	(1.28)	37.15	13.94 [6]	20	.77	[7]	.66	[7]	1.32	[7]
12/31/2023	30.04	.28	6.26	6.54	(.29)	(2.55)	(2.84)	33.74	22.60	18	.77		.66		.88
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22)	(3.97)	(4.19)	30.04	(24.73)	14	.78		.71		.78
12/31/2021	41.02	.14	6.46	6.60	(.17)	(2.17)	(2.34)	45.28	16.45	18	.80		.79		.33
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12	.81		.81		.34
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8	.81		.81		.83
Class 2:
6/30/2024[4,5]	33.44	.23	4.43	4.66	(.21)	(1.07)	(1.28)	36.82	13.98 [6]	3,714	.77	[7]	.66	[7]	1.31	[7]
12/31/2023	29.79	.28	6.21	6.49	(.29)	(2.55)	(2.84)	33.44	22.60	3,522	.77		.66		.88
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22)	(3.97)	(4.19)	29.79	(24.74)	3,234	.78		.71		.76
12/31/2021	40.72	.13	6.41	6.54	(.15)	(2.17)	(2.32)	44.94	16.42	4,559	.80		.80		.30
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387	.81		.81		.34
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895	.81		.81		.83
Class 4:
6/30/2024[4,5]	33.08	.19	4.36	4.55	(.19)	(1.07)	(1.26)	36.37	13.83 [6]	866	1.02	[7]	.91	[7]	1.08	[7]
12/31/2023	29.51	.20	6.14	6.34	(.22)	(2.55)	(2.77)	33.08	22.29	732	1.02		.91		.63
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14)	(3.97)	(4.11)	29.51	(24.92)	584	1.03		.96		.52
12/31/2021	40.45	.03	6.35	6.38	(.09)	(2.17)	(2.26)	44.57	16.14	744	1.05		1.04		.07
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533	1.06		1.06		.09
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382	1.06		1.06		.57

Refer to the end of the tables for footnotes.

American Funds Insurance Series  326

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions

Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]

Global Small Capitalization Fund

Class 1:
6/30/2024[4,5]	$18.57	$ .09	$ .01	$ .10	$(.15)	$ (.65)	$ (.80)	$17.87	.59%[6]	$ 967	.70%[7]		.68%[7]		.99%[7]
12/31/2023	16.22	.11	2.53	2.64	(.08)	(.21)	(.29)	18.57	16.45	1,001	.70		.65		.63
12/31/2022	34.17	.05	(9.50)	(9.45)	–	(8.50)	(8.50)	16.22	(29.37)	916	.72		.69		.24
12/31/2021	32.64	(.02)	2.32	2.30	–	(.77)	(.77)	34.17	6.98	1,707	.74		.74		(.07)
12/31/2020	26.80	(.01)	7.49	7.48	(.05)	(1.59)	(1.64)	32.64	30.04	2,391	.75		.75		(.06)
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050	.75		.75		.48
Class 1A:
6/30/2024[4,5]	18.31	.07	– [8]	.07	(.14)	(.65)	(.79)	17.59	.45 [6]	5	.95	[7]	.93	[7]	.74 [7]
12/31/2023	16.00	.06	2.50	2.56	(.04)	(.21)	(.25)	18.31	16.15	5	.95		.90		.38
12/31/2022	33.93	– [8]	(9.43)	(9.43)	–	(8.50)	(8.50)	16.00	(29.54)	4	.97		.94		– [9]
12/31/2021	32.49	(.07)	2.28	2.21	–	(.77)	(.77)	33.93	6.73	5	.99		.99		(.21)
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1	.99		.99		(.33)
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1	.99		.99		.22
Class 2:
6/30/2024[4,5]	17.50	.06	.01	.07	(.14)	(.65)	(.79)	16.78	.47 [6]	1,788	.95	[7]	.93	[7]	.74 [7]
12/31/2023	15.30	.06	2.39	2.45	(.04)	(.21)	(.25)	17.50	16.17	1,879	.95		.90		.38
12/31/2022	32.94	– [8]	(9.14)	(9.14)	–	(8.50)	(8.50)	15.30	(29.55)	1,762	.97		.94		– [9]
12/31/2021	31.56	(.10)	2.25	2.15	–	(.77)	(.77)	32.94	6.74	2,521	.99		.99		(.30)
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653	1.00		1.00		(.31)
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363	1.00		1.00		.22
Class 4:
6/30/2024[4,5]	17.46	.04	.02	.06	(.14)	(.65)	(.79)	16.73	.37 [6]	296	1.20	[7]	1.18	[7]	.49 [7]
12/31/2023	15.28	.02	2.37	2.39	– [8]	(.21)	(.21)	17.46	15.79	300	1.20		1.15		.13
12/31/2022	32.96	(.05)	(9.13)	(9.18)	–	(8.50)	(8.50)	15.28	(29.69)	261	1.22		1.19		(.25)
12/31/2021	31.67	(.18)	2.24	2.06	–	(.77)	(.77)	32.96	6.43	344	1.24		1.24		(.53)
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268	1.25		1.25		(.56)
12/31/2019	21.28	(.01)	6.47	6.46	– [8]	(1.58)	(1.58)	26.16	31.24	206	1.25		1.25		(.04)
Refer to the end of the tables for footnotes.

327  American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions

Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
6/30/2024[4,5]	$ 99.44	$ .24	$ 15.78	$ 16.02	$(.22)	$ (2.59)	$ (2.81)	$112.65	16.23%[6]	$19,612	.34%[7]		.44%[7]
12/31/2023	76.29	.57	28.16	28.73	(.54)	(5.04)	(5.58)	99.44	38.81	17,382	.35		.65
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53)	(14.31)	(14.84)	76.29	(29.75)	13,660	.35		.64
12/31/2021	120.22	.46	24.29	24.75	(.58)	(16.81)	(17.39)	127.58	22.30	19,783	.34		.37
12/31/2020	81.22	.43	41.28	41.71	(.53)	(2.18)	(2.71)	120.22	52.45	15,644	.35		.46
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841	.35		1.09
Class 1A:
6/30/2024[4,5]	98.46	.10	15.61	15.71	(.18)	(2.59)	(2.77)	111.40	16.07 [6]	330	.59	[7]	.19 [7]
12/31/2023	75.61	.35	27.88	28.23	(.34)	(5.04)	(5.38)	98.46	38.47	280	.60		.40
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38)	(14.31)	(14.69)	75.61	(29.93)	187	.60		.45
12/31/2021	119.59	.16	24.11	24.27	(.35)	(16.81)	(17.16)	126.70	21.97	121	.59		.13
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60	.60		.21
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18	.60		.85
Class 2:
6/30/2024[4,5]	98.20	.10	15.57	15.67	(.18)	(2.59)	(2.77)	111.10	16.07 [6]	19,296	.59	[7]	.19 [7]
12/31/2023	75.41	.35	27.80	28.15	(.32)	(5.04)	(5.36)	98.20	38.49	17,879	.60		.40
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29)	(14.31)	(14.60)	75.41	(29.94)	14,452	.60		.38
12/31/2021	119.18	.15	24.03	24.18	(.27)	(16.81)	(17.08)	126.28	21.97	21,986	.59		.12
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594	.60		.21
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885	.60		.83
Class 3:
6/30/2024[4,5]	100.54	.14	15.95	16.09	(.19)	(2.59)	(2.78)	113.85	16.12 [6]	259	.52	[7]	.26 [7]
12/31/2023	77.09	.42	28.45	28.87	(.38)	(5.04)	(5.42)	100.54	38.56	236	.53		.47
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35)	(14.31)	(14.66)	77.09	(29.89)	188	.53		.45
12/31/2021	121.13	.24	24.47	24.71	(.35)	(16.81)	(17.16)	128.68	22.07	302	.52		.19
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279	.53		.28
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213	.53		.90
Class 4:
6/30/2024[4,5]	95.70	(.03)	15.16	15.13	(.15)	(2.59)	(2.74)	108.09	15.93 [6]	4,338	.84	[7]	(.06)[7]
12/31/2023	73.64	.13	27.12	27.25	(.15)	(5.04)	(5.19)	95.70	38.13	3,522	.85		.15
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09)	(14.31)	(14.40)	73.64	(30.11)	2,409	.85		.14
12/31/2021	117.24	(.15)	23.59	23.44	(.08)	(16.81)	(16.89)	123.79	21.69	3,214	.84		(.13)
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347	.85		(.04)
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513	.85		.59

Refer to the end of the tables for footnotes.

American Funds Insurance Series  328

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions

Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets

International Fund

Class 1:
6/30/2024[4,5]	$17.50	$.15	$ 1.14	$ 1.29	$(.05)	$ –	$ (.05)	$18.74	7.35%[6]	$3,345	.52%[7]		1.70%[7]
12/31/2023	15.31	.25	2.20	2.45	(.26)	–	(.26)	17.50	16.12	3,353	.53		1.50
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34)	(2.60)	(2.94)	15.31	(20.57)	3,157	.54		1.95
12/31/2021	23.64	.38	(.67)	(.29)	(.65)	–	(.65)	22.70	(1.23)	4,747	.55		1.57
12/31/2020	20.86	.14	2.82	2.96	(.18)	–	(.18)	23.64	14.28	5,652	.55		.71
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353	.54		1.54
Class 1A:
6/30/2024[4,5]	17.41	.13	1.12	1.25	(.04)	–	(.04)	18.62	7.23 [6]	12	.77	[7]	1.46	[7]
12/31/2023	15.23	.21	2.19	2.40	(.22)	–	(.22)	17.41	15.85	12	.78		1.24
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30)	(2.60)	(2.90)	15.23	(20.80)	10	.79		1.73
12/31/2021	23.55	.33	(.67)	(.34)	(.60)	–	(.60)	22.61	(1.47)	12	.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14)	–	(.14)	23.55	13.96	10	.80		.43
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7	.79		1.27
Class 2:
6/30/2024[4,5]	17.41	.13	1.13	1.26	(.04)	–	(.04)	18.63	7.23 [6]	3,437	.77	[7]	1.46	[7]
12/31/2023	15.23	.21	2.19	2.40	(.22)	–	(.22)	17.41	15.84	3,382	.78		1.24
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30)	(2.60)	(2.90)	15.23	(20.79)	3,164	.79		1.71
12/31/2021	23.54	.33	(.68)	(.35)	(.59)	–	(.59)	22.60	(1.49)	4,190	.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13)	–	(.13)	23.54	13.97	4,481	.80		.46
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311	.79		1.29
Class 3:
6/30/2024[4,5]	17.56	.14	1.13	1.27	(.04)	–	(.04)	18.79	7.24 [6]	16	.70	[7]	1.52	[7]
12/31/2023	15.35	.22	2.22	2.44	(.23)	–	(.23)	17.56	15.99	17	.71		1.32
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31)	(2.60)	(2.91)	15.35	(20.76)	16	.72		1.78
12/31/2021	23.69	.34	(.67)	(.33)	(.60)	–	(.60)	22.76	(1.39)	21	.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14)	–	(.14)	23.69	14.00	25	.73		.53
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25	.72		1.37
Class 4:
6/30/2024[4,5]	17.13	.11	1.10	1.21	(.03)	–	(.03)	18.31	7.14 [6]	444	1.02	[7]	1.22	[7]
12/31/2023	14.99	.16	2.16	2.32	(.18)	–	(.18)	17.13	15.56	415	1.03		.99
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26)	(2.60)	(2.86)	14.99	(21.02)	373	1.04		1.47
12/31/2021	23.25	.27	(.67)	(.40)	(.54)	–	(.54)	22.31	(1.71)	459	1.05		1.13
12/31/2020	20.54	.04	2.76	2.80	(.09)	–	(.09)	23.25	13.66	423	1.05		.21
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03

Refer to the end of the tables for footnotes.

329  American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions

Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]

New World Fund

Class 1:
6/30/2024[4,5]	$25.48	$.27	$ 1.50	$ 1.77	$(.11)	$ (.12)	$ (.23)	$27.02	6.96%[6]	$1,916	.64%[7]		.57%[7]		2.04%[7]
12/31/2023	22.30	.40	3.19	3.59	(.41)	–	(.41)	25.48	16.22	1,778	.64		.57		1.64
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39)	(2.34)	(2.73)	22.30	(21.86)	1,610	.68		.57		1.48
12/31/2021	31.59	.29	1.38	1.67	(.36)	(1.07)	(1.43)	31.83	5.16	2,443	.74		.56		.88
12/31/2020	25.84	.15	5.93	6.08	(.06)	(.27)	(.33)	31.59	23.89	2,309	.76		.64		.58
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129	.76		.76		1.18
Class 1A:
6/30/2024[4,5]	25.36	.23	1.50	1.73	(.10)	(.12)	(.22)	26.87	6.83 [6]	10	.89	[7]	.82	[7]	1.78	[7]
12/31/2023	22.19	.33	3.20	3.53	(.36)	–	(.36)	25.36	15.98	10	.89		.82		1.38
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32)	(2.34)	(2.66)	22.19	(22.09)	9	.93		.82		1.24
12/31/2021	31.43	.17	1.41	1.58	(.24)	(1.07)	(1.31)	31.70	4.90	12	.99		.81		.54
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01		.87		.26
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		1.01		.92
Class 2:
6/30/2024[4,5]	25.17	.23	1.48	1.71	(.10)	(.12)	(.22)	26.66	6.81 [6]	827	.89	[7]	.82	[7]	1.79	[7]
12/31/2023	22.02	.33	3.17	3.50	(.35)	–	(.35)	25.17	15.99	803	.89		.82		1.39
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32)	(2.34)	(2.66)	22.02	(22.10)	764	.93		.82		1.24
12/31/2021	31.25	.20	1.38	1.58	(.28)	(1.07)	(1.35)	31.48	4.92	1,086	.99		.81		.63
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01		.89		.34
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		1.01		.93
Class 4:
6/30/2024[4,5]	24.95	.20	1.46	1.66	(.09)	(.12)	(.21)	26.40	6.70 [6]	814	1.14	[7]	1.07	[7]	1.54	[7]
12/31/2023	21.84	.27	3.14	3.41	(.30)	–	(.30)	24.95	15.67	787	1.14		1.07		1.14
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27)	(2.34)	(2.61)	21.84	(22.25)	701	1.18		1.07		.99
12/31/2021	31.04	.12	1.36	1.48	(.21)	(1.07)	(1.28)	31.24	4.63	906	1.24		1.06		.38
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26		1.14		.08
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		1.26		.67

Refer to the end of the tables for footnotes.

American Funds Insurance Series  330

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions

Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]

Washington Mutual Investors Fund

Class 1:
6/30/2024[4,5]	$14.49	$.14	$ 1.51	$ 1.65	$(.06)	$ (.13)	$ (.19)	$15.95	11.44%[6]	$6,285	.41%[7]		.25%[7]		1.88%[7]
12/31/2023	12.69	.28	1.92	2.20	(.28)	(.12)	(.40)	14.49	17.66	6,020	.41		.27		2.07
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30)	(3.72)	(4.02)	12.69	(8.28)	5,507	.41		.26		2.13
12/31/2021	14.35	.29	3.73	4.02	(.28)	–	(.28)	18.09	28.12	6,766	.42		.31		1.79
12/31/2020	13.56	.25	.95	1.20	(.26)	(.15)	(.41)	14.35	9.04	5,684	.43		.43		2.00
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559	.42		.42		2.28
Class 1A:
6/30/2024[4,5]	14.43	.12	1.51	1.63	(.06)	(.13)	(.19)	15.87	11.30 [6]	26	.66	[7]	.50	[7]	1.64	[7]
12/31/2023	12.61	.23	1.92	2.15	(.21)	(.12)	(.33)	14.43	17.29	23	.66		.52		1.77
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23)	(3.72)	(3.95)	12.61	(8.45)	64	.66		.51		1.76
12/31/2021	14.28	.27	3.67	3.94	(.26)	–	(.26)	17.96	27.70	169	.67		.53		1.62
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79	25	.67		.67		1.78
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9	.67		.67		2.03
Class 2:
6/30/2024[4,5]	14.21	.12	1.49	1.61	(.06)	(.13)	(.19)	15.63	11.34 [6]	3,005	.66	[7]	.50	[7]	1.63	[7]
12/31/2023	12.46	.24	1.88	2.12	(.25)	(.12)	(.37)	14.21	17.29	2,899	.66		.52		1.82
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26)	(3.72)	(3.98)	12.46	(8.45)	2,775	.66		.51		1.88
12/31/2021	14.15	.25	3.67	3.92	(.24)	–	(.24)	17.83	27.78	3,426	.67		.56		1.54
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68	3,082	.68		.68		1.75
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093	.67		.67		2.03
Class 4:
6/30/2024[4,5]	14.06	.10	1.47	1.57	(.05)	(.13)	(.18)	15.45	11.21 [6]	1,551	.91	[7]	.75	[7]	1.39	[7]
12/31/2023	12.34	.20	1.86	2.06	(.22)	(.12)	(.34)	14.06	16.97	1,344	.91		.77		1.58
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24)	(3.72)	(3.96)	12.34	(8.69)	1,098	.91		.77		1.64
12/31/2021	14.06	.21	3.65	3.86	(.21)	–	(.21)	17.71	27.51	1,104	.92		.81		1.30
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47	788	.93		.93		1.51
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621	.92		.92		1.78

Refer to the end of the tables for footnotes.

331  American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions

Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]

Capital World Growth and Income Fund

Class 1:
6/30/2024[4,5]	$13.85	$.15	$ 1.23	$ 1.38	$(.06)	$ –	$ (.06)	$15.17	10.00%[6]	$ 594	.52%[7]		.41%[7]		2.12%[7]
12/31/2023	11.67	.27	2.19	2.46	(.28)	–	(.28)	13.85	21.22	579	.52		.41		2.08
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34)	(3.45)	(3.79)	11.67	(17.13)	548	.57		.41		2.36
12/31/2021	16.67	.38	2.10	2.48	(.33)	(.40)	(.73)	18.42	15.03	812	.63		.47		2.14
12/31/2020	15.92	.22	1.14	1.36	(.23)	(.38)	(.61)	16.67	9.03	657	.66		.66		1.49
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625	.65		.65		2.08
Class 1A:
6/30/2024[4,5]	13.77	.14	1.22	1.36	(.06)	–	(.06)	15.07	9.87 [6]	8	.77	[7]	.66	[7]	1.90	[7]
12/31/2023	11.61	.23	2.18	2.41	(.25)	–	(.25)	13.77	20.87	7	.77		.66		1.83
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31)	(3.45)	(3.76)	11.61	(17.29)	6	.82		.66		2.13
12/31/2021	16.62	.37	2.06	2.43	(.31)	(.40)	(.71)	18.34	14.71	7	.88		.70		2.08
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2	.90		.90		1.23
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2	.90		.90		1.77
Class 2:
6/30/2024[4,5]	13.81	.14	1.23	1.37	(.06)	–	(.06)	15.12	9.91 [6]	1,052	.77	[7]	.66	[7]	1.87	[7]
12/31/2023	11.64	.23	2.18	2.41	(.24)	–	(.24)	13.81	20.88	1,040	.77		.66		1.83
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31)	(3.45)	(3.76)	11.64	(17.33)	983	.82		.66		2.11
12/31/2021	16.63	.33	2.11	2.44	(.29)	(.40)	(.69)	18.38	14.78	1,340	.88		.73		1.85
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349	.91		.91		1.23
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366	.90		.90		1.84
Class 4:
6/30/2024[4,5]	13.46	.12	1.19	1.31	(.05)	–	(.05)	14.72	9.76 [6]	255	1.02	[7]	.91	[7]	1.63	[7]
12/31/2023	11.35	.19	2.14	2.33	(.22)	–	(.22)	13.46	20.65	235	1.02		.91		1.57
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28)	(3.45)	(3.73)	11.35	(17.57)	188	1.07		.91		1.86
12/31/2021	16.35	.29	2.06	2.35	(.26)	(.40)	(.66)	18.04	14.46	225	1.13		.97		1.65
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166	1.16		1.16		.97
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145	1.15		1.15		1.56

Refer to the end of the tables for footnotes.

American Funds Insurance Series  332

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions

Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets

Growth-Income Fund

Class 1:
6/30/2024[4,5]	$59.26	$ .43	$ 7.95	$ 8.38	$(.20)	$(2.95)	$(3.15)	$64.49	14.32%[6]	$23,840	.28%[7]		1.37%[7]
12/31/2023	50.21	.86	11.96	12.82	(.88)	(2.89)	(3.77)	59.26	26.47	22,319	.29		1.60
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83)	(5.66)	(6.49)	50.21	(16.28)	19,692	.29		1.54
12/31/2021	55.38	.79	12.64	13.43	(.86)	(.60)	(1.46)	67.35	24.42	25,507	.29		1.28
12/31/2020	50.71	.75	6.02	6.77	(.80)	(1.30)	(2.10)	55.38	13.81	22,903	.29		1.52
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057	.29		2.05
Class 1A:
6/30/2024[4,5]	58.88	.35	7.90	8.25	(.18)	(2.95)	(3.13)	64.00	14.18 [6]	40	.53	[7]	1.12	[7]
12/31/2023	49.93	.72	11.87	12.59	(.75)	(2.89)	(3.64)	58.88	26.12	35	.54		1.35
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70)	(5.66)	(6.36)	49.93	(16.48)	28	.54		1.30
12/31/2021	55.16	.65	12.55	13.20	(.74)	(.60)	(1.34)	67.02	24.08	32	.53		1.04
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16	.54		1.28
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11	.54		1.82
Class 2:
6/30/2024[4,5]	58.30	.35	7.81	8.16	(.18)	(2.95)	(3.13)	63.33	14.16 [6]	13,671	.53	[7]	1.12	[7]
12/31/2023	49.46	.72	11.75	12.47	(.74)	(2.89)	(3.63)	58.30	26.14	12,894	.54		1.35
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69)	(5.66)	(6.35)	49.46	(16.50)	11,508	.54		1.29
12/31/2021	54.66	.63	12.45	13.08	(.70)	(.60)	(1.30)	66.44	24.10	15,319	.54		1.03
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012	.54		1.27
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586	.53		1.80
Class 3:
6/30/2024[4,5]	59.40	.38	7.96	8.34	(.18)	(2.95)	(3.13)	64.61	14.21 [6]	152	.46	[7]	1.19	[7]
12/31/2023	50.33	.77	11.97	12.74	(.78)	(2.89)	(3.67)	59.40	26.23	142	.47		1.42
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73)	(5.66)	(6.39)	50.33	(16.43)	125	.47		1.36
12/31/2021	55.49	.68	12.65	13.33	(.74)	(.60)	(1.34)	67.48	24.18	166	.47		1.10
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154	.47		1.34
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156	.46		1.87
Class 4:
6/30/2024[4,5]	57.34	.27	7.67	7.94	(.16)	(2.95)	(3.11)	62.17	14.02 [6]	2,405	.78	[7]	.88	[7]
12/31/2023	48.72	.57	11.57	12.14	(.63)	(2.89)	(3.52)	57.34	25.82	2,062	.79		1.10
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57)	(5.66)	(6.23)	48.72	(16.70)	1,630	.79		1.05
12/31/2021	53.99	.48	12.28	12.76	(.58)	(.60)	(1.18)	65.57	23.80	1,928	.79		.79
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407	.79		1.02
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216	.79		1.56
Refer to the end of the tables for footnotes.

333  American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions

Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]

International Growth and Income Fund

Class 1:
6/30/2024[4,5]	$10.10	$.18	$ .42	$ .60	$(.06)	$ –	$ (.06)	$10.64	5.88%[6]	$ 16	.56%[7]		.56%[7]		3.52%[7]
12/31/2023	8.94	.27	1.15	1.42	(.26)	–	(.26)	10.10	16.08	15	.56		.55		2.82
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28)	(7.70)	(7.98)	8.94	(15.00)	13	.64		.54		3.29
12/31/2021	19.01	.54	.53	1.07	(.46)	–	(.46)	19.62	5.64	30	.67		.67		2.70
12/31/2020	18.18	.27	.85	1.12	(.29)	–	(.29)	19.01	6.24	1,120	.68		.68		1.70
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140	.66		.66		2.73
Class 1A:
6/30/2024[4,5]	9.83	.16	.40	.56	(.05)	–	(.05)	10.34	5.70 [6]	6	.81	[7]	.81	[7]	3.21	[7]
12/31/2023	8.70	.24	1.13	1.37	(.24)	–	(.24)	9.83	15.92	6	.81		.80		2.54
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29)	(7.70)	(7.99)	8.70	(15.31)	5	.88		.79		3.15
12/31/2021	18.97	.50	.52	1.02	(.60)	–	(.60)	19.39	5.39	6	.94		.92		2.50
12/31/2020	18.15	.22	.85	1.07	(.25)	–	(.25)	18.97	5.98	3	.93		.93		1.38
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2	.91		.91		2.41
Class 2:
6/30/2024[4,5]	9.82	.16	.41	.57	(.05)	–	(.05)	10.34	5.81 [6]	158	.81	[7]	.81	[7]	3.24	[7]
12/31/2023	8.70	.24	1.12	1.36	(.24)	–	(.24)	9.82	15.76	165	.81		.80		2.54
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29)	(7.70)	(7.99)	8.70	(15.25)	162	.88		.78		3.24
12/31/2021	18.95	.48	.53	1.01	(.58)	–	(.58)	19.38	5.37	211	.93		.92		2.44
12/31/2020	18.12	.23	.85	1.08	(.25)	–	(.25)	18.95	6.01	221	.93		.93		1.43
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257	.91		.91		2.49
Class 4:
6/30/2024[4,5]	9.67	.15	.39	.54	(.05)	–	(.05)	10.16	5.55 [6]	150	1.06	[7]	1.06	[7]	3.02	[7]
12/31/2023	8.56	.21	1.12	1.33	(.22)	–	(.22)	9.67	15.66	143	1.06		1.05		2.29
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26)	(7.70)	(7.96)	8.56	(15.52)	121	1.13		1.04		3.01
12/31/2021	18.82	.44	.51	.95	(.54)	–	(.54)	19.23	5.09	132	1.18		1.17		2.21
12/31/2020	18.01	.19	.83	1.02	(.21)	–	(.21)	18.82	5.73	112	1.18		1.18		1.19
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16		1.16		2.18

Refer to the end of the tables for footnotes.

American Funds Insurance Series  334

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions

Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]

Capital Income Builder

Class 1:
6/30/2024[4,5]	$11.63	$.23	$ .30	$ .53	$(.16)	$–	$(.16)	$12.00	4.53%[6]	$692	.40%[7]		.27%[7]		3.91%[7]
12/31/2023	10.99	.41	.59	1.00	(.36)	–	(.36)	11.63	9.28	660	.40		.26		3.68
12/31/2022	12.17	.37	(1.21)	(.84)	(.34)	–	(.34)	10.99	(6.90)	586	.44		.26		3.31
12/31/2021	10.87	.37	1.28	1.65	(.35)	–	(.35)	12.17	15.31	563	.53		.27		3.19
12/31/2020	10.73	.31	.15	.46	(.32)	–	(.32)	10.87	4.64	621	.53		.35		3.07
12/31/2019	9.37	.32	1.36	1.68	(.32)	–	(.32)	10.73	18.16	533	.53		.53		3.17
Class 1A:
6/30/2024[4,5]	11.62	.21	.29	.50	(.14)	–	(.14)	11.98	4.32 [6]	11	.65	[7]	.52	[7]	3.66	[7]
12/31/2023	10.98	.38	.59	.97	(.33)	–	(.33)	11.62	9.01	10	.65		.51		3.42
12/31/2022	12.15	.34	(1.19)	(.85)	(.32)	–	(.32)	10.98	(7.06)	10	.69		.52		3.06
12/31/2021	10.86	.34	1.27	1.61	(.32)	–	(.32)	12.15	14.95	10	.78		.52		2.94
12/31/2020	10.72	.28	.16	.44	(.30)	–	(.30)	10.86	4.38	6	.78		.60		2.81
12/31/2019	9.36	.29	1.37	1.66	(.30)	–	(.30)	10.72	17.90	6	.78		.78		2.84
Class 2:
6/30/2024[4,5]	11.62	.21	.30	.51	(.14)	–	(.14)	11.99	4.41 [6]	16	.65	[7]	.52	[7]	3.66	[7]
12/31/2023	10.98	.38	.59	.97	(.33)	–	(.33)	11.62	9.01	15	.65		.51		3.43
12/31/2022	12.16	.34	(1.20)	(.86)	(.32)	–	(.32)	10.98	(7.13)	13	.69		.51		3.06
12/31/2021	10.87	.34	1.27	1.61	(.32)	–	(.32)	12.16	14.94	13	.78		.52		2.93
12/31/2020	10.72	.29	.16	.45	(.30)	–	(.30)	10.87	4.48	8	.78		.60		2.83
12/31/2019	9.36	.30	1.35	1.65	(.29)	–	(.29)	10.72	17.89	6	.78		.78		2.91
Class 4:
6/30/2024[4,5]	11.60	.20	.30	.50	(.13)	–	(.13)	11.97	4.29 [6]	591	.90	[7]	.77	[7]	3.40	[7]
12/31/2023	10.96	.35	.59	.94	(.30)	–	(.30)	11.60	8.75	566	.90		.76		3.18
12/31/2022	12.14	.31	(1.20)	(.89)	(.29)	–	(.29)	10.96	(7.37)	530	.94		.76		2.81
12/31/2021	10.85	.31	1.27	1.58	(.29)	–	(.29)	12.14	14.68	559	1.03		.77		2.69
12/31/2020	10.71	.26	.15	.41	(.27)	–	(.27)	10.85	4.11	462	1.03		.85		2.55
12/31/2019	9.35	.27	1.36	1.63	(.27)	–	(.27)	10.71	17.62	454	1.03		1.03		2.68

Refer to the end of the tables for footnotes.

335  American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions

Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets

Asset Allocation Fund

Class 1:
6/30/2024[4,5]	$23.86	$.30	$ 1.96	$2.26	$(.13)	$(1.10)	$(1.23)	$24.89	9.59%[6]	$16,051	.30%[7]		2.39%[7]
12/31/2023	22.20	.57	2.54	3.11	(.56)	(.89)	(1.45)	23.86	14.55	15,555	.30		2.49
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51)	(2.65)	(3.16)	22.20	(13.19)	15,138	.30		2.15
12/31/2021	26.50	.48	3.54	4.02	(.50)	(.94)	(1.44)	29.08	15.40	18,836	.30		1.71
12/31/2020	24.05	.43	2.59	3.02	(.46)	(.11)	(.57)	26.50	12.71	19,238	.30		1.80
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730	.29		2.21
Class 1A:
6/30/2024[4,5]	23.74	.26	1.95	2.21	(.12)	(1.10)	(1.22)	24.73	9.42 [6]	34	.55	[7]	2.15	[7]
12/31/2023	22.10	.51	2.53	3.04	(.51)	(.89)	(1.40)	23.74	14.32	32	.55		2.25
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46)	(2.65)	(3.11)	22.10	(13.43)	27	.55		1.95
12/31/2021	26.42	.42	3.52	3.94	(.45)	(.94)	(1.39)	28.97	15.13	24	.55		1.49
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14	.55		1.56
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11	.54		1.95
Class 2:
6/30/2024[4,5]	23.53	.26	1.93	2.19	(.12)	(1.10)	(1.22)	24.50	9.42 [6]	4,356	.55	[7]	2.14	[7]
12/31/2023	21.91	.50	2.52	3.02	(.51)	(.89)	(1.40)	23.53	14.27	4,261	.55		2.24
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45)	(2.65)	(3.10)	21.91	(13.41)	4,228	.55		1.90
12/31/2021	26.21	.41	3.49	3.90	(.43)	(.94)	(1.37)	28.74	15.10	5,473	.55		1.46
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242	.55		1.55
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154	.54		1.96
Class 3:
6/30/2024[4,5]	23.90	.27	1.96	2.23	(.12)	(1.10)	(1.22)	24.91	9.46 [6]	32	.48	[7]	2.22	[7]
12/31/2023	22.23	.53	2.55	3.08	(.52)	(.89)	(1.41)	23.90	14.37	30	.48		2.31
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47)	(2.65)	(3.12)	22.23	(13.37)	28	.48		1.97
12/31/2021	26.53	.43	3.55	3.98	(.45)	(.94)	(1.39)	29.12	15.22	36	.48		1.53
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33	.48		1.62
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32	.47		2.02
Class 4:
6/30/2024[4,5]	23.34	.23	1.91	2.14	(.11)	(1.10)	(1.21)	24.27	9.29 [6]	6,454	.80	[7]	1.90	[7]
12/31/2023	21.75	.44	2.49	2.93	(.45)	(.89)	(1.34)	23.34	14.02	5,807	.80		1.99
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39)	(2.65)	(3.04)	21.75	(13.66)	5,380	.80		1.66
12/31/2021	26.06	.34	3.47	3.81	(.37)	(.94)	(1.31)	28.56	14.84	6,337	.80		1.22
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131	.80		1.30
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493	.79		1.71

Refer to the end of the tables for footnotes.

American Funds Insurance Series  336

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions

Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]

American Funds Global Balanced Fund

Class 1:
6/30/2024[4,5]	$12.37	$.18	$ .34	$ .52	$(.06)	$ –	$ (.06)	$12.83	4.23%[6]	$ 98	.52%[7]		.51%[7]		2.93%[7]
12/31/2023	12.55	.33	1.29	1.62	(.23)	(1.57)	(1.80)	12.37	14.05	98	.53		.52		2.67
12/31/2022	14.73	.26	(2.37)	(2.11)	–	(.07)	(.07)	12.55	(14.33)	96	.59		.58		1.99
12/31/2021	14.19	.18	1.37	1.55	(.19)	(.82)	(1.01)	14.73	11.05	120	.73		.73		1.24
12/31/2020	13.51	.17	1.24	1.41	(.19)	(.54)	(.73)	14.19	10.53	139	.72		.72		1.29
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134	.72		.72		1.88
Class 1A:
6/30/2024[4,5]	12.30	.17	.34	.51	(.06)	–	(.06)	12.75	4.14 [6]	3	.77	[7]	.76	[7]	2.68	[7]
12/31/2023	12.49	.29	1.30	1.59	(.21)	(1.57)	(1.78)	12.30	13.77	3	.78		.77		2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	–	(.07)	(.07)	12.49	(14.56)	3	.84		.84		1.71
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.83	4	.98		.98		1.02
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3	.97		.97		1.03
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2	.97		.97		1.63
Class 2:
6/30/2024[4,5]	12.31	.17	.33	.50	(.06)	–	(.06)	12.75	4.05 [6]	157	.77	[7]	.76	[7]	2.68	[7]
12/31/2023	12.49	.30	1.29	1.59	(.20)	(1.57)	(1.77)	12.31	13.83	160	.78		.77		2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	–	(.07)	(.07)	12.49	(14.56)	158	.84		.83		1.73
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.79	208	.98		.98		1.01
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208	.97		.97		1.03
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207	.97		.97		1.64
Class 4:
6/30/2024[4,5]	12.10	.15	.33	.48	(.05)	–	(.05)	12.53	4.00 [6]	134	1.02	[7]	1.01	[7]	2.44	[7]
12/31/2023	12.32	.26	1.27	1.53	(.18)	(1.57)	(1.75)	12.10	13.45	128	1.03		1.02		2.17
12/31/2022	14.53	.19	(2.33)	(2.14)	–	(.07)	(.07)	12.32	(14.73)	111	1.09		1.08		1.49
12/31/2021	14.02	.11	1.34	1.45	(.12)	(.82)	(.94)	14.53	10.46	135	1.23		1.23		.77
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105	1.22		1.22		.78
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94	1.22		1.22		1.37

Refer to the end of the tables for footnotes.

337  American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions

Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]

The Bond Fund of America

Class 1:
6/30/2024[4,5]	$ 9.54	$.22	$ (.27)	$ (.05)	$(.07)	$ –	$(.07)	$ 9.42	(.57)%[6]	$7,063	.39%[7]		.25%[7]		4.63%[7]
12/31/2023	9.41	.39	.09	.48	(.35)	–	(.35)	9.54	5.21	6,908	.39		.20		4.15
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32)	(.12)	(.44)	9.41	(12.26)	6,370	.39		.20		3.09
12/31/2021	11.89	.21	(.23)	(.02)	(.19)	(.47)	(.66)	11.21	(.14)	8,555	.39		.26		1.84
12/31/2020	11.17	.23	.87	1.10	(.27)	(.11)	(.38)	11.89	9.96	6,844	.40		.40		2.00
12/31/2019	10.47	.30	.71	1.01	(.31)	–	(.31)	11.17	9.70	6,481	.39		.39		2.76
Class 1A:
6/30/2024[4,5]	9.47	.20	(.27)	(.07)	(.06)	–	(.06)	9.34	(.63)[6]	210	.64	[7]	.50	[7]	4.37	[7]
12/31/2023	9.35	.37	.08	.45	(.33)	–	(.33)	9.47	4.89	258	.64		.45		3.90
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31)	(.12)	(.43)	9.35	(12.49)	220	.64		.45		3.15
12/31/2021	11.84	.18	(.23)	(.05)	(.16)	(.47)	(.63)	11.16	(.36)	12	.64		.51		1.59
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9	.65		.65		1.74
12/31/2019	10.45	.27	.71	.98	(.30)	–	(.30)	11.13	9.36	7	.64		.64		2.48
Class 2:
6/30/2024[4,5]	9.40	.20	(.27)	(.07)	(.06)	–	(.06)	9.27	(.73)[6]	2,807	.64	[7]	.50	[7]	4.37	[7]
12/31/2023	9.27	.36	.10	.46	(.33)	–	(.33)	9.40	5.02	2,879	.64		.45		3.89
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29)	(.12)	(.41)	9.27	(12.58)	2,844	.64		.45		2.84
12/31/2021	11.73	.18	(.22)	(.04)	(.16)	(.47)	(.63)	11.06	(.31)	3,729	.64		.52		1.57
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840	.65		.65		1.75
12/31/2019	10.34	.27	.70	.97	(.29)	–	(.29)	11.02	9.36	3,561	.64		.64		2.51
Class 4:
6/30/2024[4,5]	9.35	.19	(.27)	(.08)	(.06)	–	(.06)	9.21	(.87)[6]	1,058	.89	[7]	.75	[7]	4.13	[7]
12/31/2023	9.23	.34	.09	.43	(.31)	–	(.31)	9.35	4.72	963	.89		.70		3.66
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27)	(.12)	(.39)	9.23	(12.75)	787	.89		.70		2.61
12/31/2021	11.69	.15	(.22)	(.07)	(.14)	(.47)	(.61)	11.01	(.59)	891	.89		.76		1.34
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714	.90		.90		1.48
12/31/2019	10.33	.24	.70	.94	(.27)	–	(.27)	11.00	9.08	502	.89		.89		2.25

Refer to the end of the tables for footnotes.

American Funds Insurance Series  338

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions

Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]

Capital World Bond Fund

Class 1:
6/30/2024[4,5]	$10.16	$.20	$ (.55)	$ (.35)	$(.03)	$ –	$(.03)	$ 9.78	(3.45)%[6]	$ 634	.48%[7]		.48%[7]		4.12%[7]
12/31/2023	9.55	.32	.29	.61	–	–	–	10.16	6.39	665	.48		.48		3.33
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03)	(.16)	(.19)	9.55	(17.43)	663	.51		.48		2.43
12/31/2021	12.94	.25	(.85)	(.60)	(.24)	(.31)	(.55)	11.79	(4.73)	988	.60		.50		2.06
12/31/2020	12.12	.26	.95	1.21	(.18)	(.21)	(.39)	12.94	10.17	1,219	.59		.52		2.08
12/31/2019	11.42	.31	.61	.92	(.22)	–	(.22)	12.12	8.08	1,077	.58		.58		2.60
Class 1A:
6/30/2024[4,5]	10.08	.20	(.56)	(.36)	(.03)	–	(.03)	9.69	(3.56)[6]	37	.73	[7]	.73	[7]	4.12	[7]
12/31/2023	9.50	.30	.28	.58	–	–	–	10.08	6.11	1	.73		.73		3.08
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02)	(.16)	(.18)	9.50	(17.69)	1	.76		.73		2.19
12/31/2021	12.91	.23	(.85)	(.62)	(.22)	(.31)	(.53)	11.76	(4.88)	1	.85		.75		1.85
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89	1	.83		.76		1.83
12/31/2019	11.41	.28	.60	.88	(.19)	–	(.19)	12.10	7.75	1	.83		.83		2.35
Class 2:
6/30/2024[4,5]	10.03	.19	(.55)	(.36)	(.01)	–	(.01)	9.66	(3.62)[6]	789	.73	[7]	.73	[7]	3.87	[7]
12/31/2023	9.45	.29	.29	.58	–	–	–	10.03	6.14	817	.73		.73		3.08
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02)	(.16)	(.18)	9.45	(17.70)	765	.76		.73		2.18
12/31/2021	12.84	.22	(.84)	(.62)	(.21)	(.31)	(.52)	11.70	(4.92)	1,030	.85		.75		1.82
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90	1,058	.84		.77		1.83
12/31/2019	11.34	.28	.60	.88	(.19)	–	(.19)	12.03	7.77	1,002	.83		.83		2.35
Class 4:
6/30/2024[4,5]	9.88	.17	(.54)	(.37)	–	–	–	9.51	(3.74)[6]	56	.98	[7]	.98	[7]	3.62	[7]
12/31/2023	9.33	.27	.28	.55	–	–	–	9.88	5.89	57	.98		.98		2.84
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02)	(.16)	(.18)	9.33	(17.84)	53	1.01		.98		1.94
12/31/2021	12.71	.19	(.84)	(.65)	(.18)	(.31)	(.49)	11.57	(5.18)	66	1.10		1.00		1.57
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62	61	1.09		1.02		1.58
12/31/2019	11.24	.24	.60	.84	(.16)	–	(.16)	11.92	7.54	49	1.08		1.08		2.09

Refer to the end of the tables for footnotes.

339  American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions

Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]

American High-Income Trust

Class 1:
6/30/2024[4,5]	$ 8.94	$.31	$ .05	$ .36	$(.11)	$–	$(.11)	$ 9.19	3.98%[6]	$227	.44%[7]		.31%[7]		6.93%[7]
12/31/2023	8.53	.63	.43	1.06	(.65)	–	(.65)	8.94	12.69	223	.45		.31		7.10
12/31/2022	10.19	.56	(1.47)	(.91)	(.75)	–	(.75)	8.53	(9.01)	224	.47		.32		5.95
12/31/2021	9.80	.51	.34	.85	(.46)	–	(.46)	10.19	8.74	278	.53		.37		4.95
12/31/2020	9.87	.61	.17	.78	(.85)	–	(.85)	9.80	8.21	123	.52		.52		6.46
12/31/2019	9.34	.67	.52	1.19	(.66)	–	(.66)	9.87	12.85	525	.51		.51		6.71
Class 1A:
6/30/2024[4,5]	8.90	.30	.05	.35	(.10)	–	(.10)	9.15	3.96 [6]	3	.69	[7]	.56	[7]	6.69	[7]
12/31/2023	8.51	.61	.41	1.02	(.63)	–	(.63)	8.90	12.40	3	.70		.56		6.90
12/31/2022	10.16	.53	(1.46)	(.93)	(.72)	–	(.72)	8.51	(9.29)	1	.72		.57		5.70
12/31/2021	9.78	.49	.33	.82	(.44)	–	(.44)	10.16	8.42	1	.78		.64		4.75
12/31/2020	9.86	.56	.20	.76	(.84)	–	(.84)	9.78	7.94	1	.78		.78		5.85
12/31/2019	9.33	.65	.51	1.16	(.63)	–	(.63)	9.86	12.61	1	.75		.75		6.47
Class 2:
6/30/2024[4,5]	8.73	.29	.04	.33	(.10)	–	(.10)	8.96	3.80 [6]	529	.69	[7]	.56	[7]	6.68	[7]
12/31/2023	8.35	.59	.41	1.00	(.62)	–	(.62)	8.73	12.45	533	.70		.56		6.85
12/31/2022	9.98	.52	(1.43)	(.91)	(.72)	–	(.72)	8.35	(9.26)	521	.72		.57		5.68
12/31/2021	9.61	.48	.33	.81	(.44)	–	(.44)	9.98	8.42	673	.78		.65		4.80
12/31/2020	9.70	.55	.19	.74	(.83)	–	(.83)	9.61	7.94	665	.78		.78		5.88
12/31/2019	9.19	.64	.50	1.14	(.63)	–	(.63)	9.70	12.55	667	.76		.76		6.45
Class 3:
6/30/2024[4,5]	8.99	.31	.04	.35	(.10)	–	(.10)	9.24	3.92 [6]	8	.62	[7]	.49	[7]	6.75	[7]
12/31/2023	8.58	.61	.43	1.04	(.63)	–	(.63)	8.99	12.54	8	.63		.49		6.91
12/31/2022	10.24	.54	(1.47)	(.93)	(.73)	–	(.73)	8.58	(9.25)	9	.65		.50		5.76
12/31/2021	9.84	.50	.34	.84	(.44)	–	(.44)	10.24	8.60	10	.71		.58		4.86
12/31/2020	9.92	.57	.19	.76	(.84)	–	(.84)	9.84	7.93	10	.71		.71		5.94
12/31/2019	9.38	.66	.52	1.18	(.64)	–	(.64)	9.92	12.70	10	.69		.69		6.52
Class 4:
6/30/2024[4,5]	9.75	.32	.04	.36	(.10)	–	(.10)	10.01	3.68 [6]	125	.94	[7]	.81	[7]	6.43	[7]
12/31/2023	9.26	.63	.46	1.09	(.60)	–	(.60)	9.75	12.18	107	.95		.81		6.62
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70)	–	(.70)	9.26	(9.53)	77	.97		.82		5.44
12/31/2021	10.54	.50	.36	.86	(.41)	–	(.41)	10.99	8.18	90	1.03		.89		4.52
12/31/2020	10.56	.57	.22	.79	(.81)	–	(.81)	10.54	7.74	69	1.03		1.03		5.58
12/31/2019	9.96	.67	.54	1.21	(.61)	–	(.61)	10.56	12.27	63	1.01		1.01		6.21
Refer to the end of the tables for footnotes.

American Funds Insurance Series  340

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions

Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[2]		Ratio of net income (loss) to average net assets[2]

American Funds Mortgage Fund

Class 1:
6/30/2024[4,5]	$ 9.44	$.24	$ (.34)	$ (.10)	$(.08)	$ –	$(.08)	$ 9.26	(1.09)%[6]	$ 16	.35%[7]		.28%[7]		5.15%[7]
12/31/2023	9.45	.45	(.08)	.37	(.38)	–	(.38)	9.44	4.03	17	.41		.29		4.76
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15)	–	(.15)	9.45	(9.76)	1	.45		.25		.70
12/31/2021	11.11	.06	(.09)	(.03)	(.08)	(.37)	(.45)	10.63	(.32)	231	.49		.29		.58
12/31/2020	10.56	.10	.64	.74	(.17)	(.02)	(.19)	11.11	6.98	224	.48		.36		.93
12/31/2019	10.30	.24	.30	.54	(.28)	–	(.28)	10.56	5.30	210	.47		.47		2.26
Class 1A:
6/30/2024[4,5]	9.32	.22	(.33)	(.11)	(.07)	–	(.07)	9.14	(1.14)[6]	2	.60	[7]	.53	[7]	4.90	[7]
12/31/2023	9.34	.41	(.07)	.34	(.36)	–	(.36)	9.32	3.72	2	.65		.53		4.38
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20)	–	(.20)	9.34	(10.03)	2	.69		.54		1.91
12/31/2021	11.08	.04	(.10)	(.06)	(.06)	(.37)	(.43)	10.59	(.47)	2	.74		.54		.33
12/31/2020	10.55	.07	.63	.70	(.15)	(.02)	(.17)	11.08	6.63	1	.73		.59		.61
12/31/2019	10.28	.22	.30	.52	(.25)	–	(.25)	10.55	5.09	1	.71		.71		2.04
Class 2:
6/30/2024[4,5]	9.34	.22	(.33)	(.11)	(.07)	–	(.07)	9.16	(1.15)[6]	43	.60	[7]	.53	[7]	4.90	[7]
12/31/2023	9.36	.41	(.07)	.34	(.36)	–	(.36)	9.34	3.68	44	.64		.52		4.35
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20)	–	(.20)	9.36	(9.94)	46	.69		.54		1.87
12/31/2021	11.09	.04	(.10)	(.06)	(.05)	(.37)	(.42)	10.61	(.57)	58	.74		.54		.33
12/31/2020	10.54	.08	.63	.71	(.14)	(.02)	(.16)	11.09	6.72	58	.73		.60		.68
12/31/2019	10.28	.21	.31	.52	(.26)	–	(.26)	10.54	5.04	56	.72		.72		2.01
Class 4:
6/30/2024[4,5]	9.23	.21	(.33)	(.12)	(.07)	–	(.07)	9.04	(1.30)[6]	49	.85	[7]	.78	[7]	4.65	[7]
12/31/2023	9.25	.38	(.06)	.32	(.34)	–	(.34)	9.23	3.51	45	.90		.78		4.12
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18)	–	(.18)	9.25	(10.16)	40	.94		.79		1.66
12/31/2021	10.97	.01	(.09)	(.08)	(.03)	(.37)	(.40)	10.49	(.78)	43	.99		.79		.08
12/31/2020	10.44	.04	.63	.67	(.12)	(.02)	(.14)	10.97	6.38	37	.98		.85		.41
12/31/2019	10.19	.18	.31	.49	(.24)	–	(.24)	10.44	4.80	28	.97		.97		1.71

Refer to the end of the tables for footnotes.

341  American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions

Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Ultra-Short Bond Fund

Class 1:
6/30/2024[4,5]	$11.35	$ .29	$ –	[8]	$ .29	$(.11)	$–	$(.11)	$11.53	2.54%[6]	$39		.29%[7]		5.16%[7]
12/31/2023	11.35	.55	.01		.56	(.56)	–	(.56)	11.35	4.94	40		.30		4.81
12/31/2022	11.27	.17	(.01)		.16	(.08)	–	(.08)	11.35	1.42	51		.32		1.48
12/31/2021	11.31	(.03)	(.01)		(.04)	–	–	–	11.27	(.35)	37		.37		(.28)
12/31/2020	11.30	.02	.02		.04	(.03)	–	(.03)	11.31	.34	44		.37		.16
12/31/2019	11.31	.22	–	[8]	.22	(.23)	–	(.23)	11.30	1.92	30		.36		1.92
Class 1A:
6/30/2024[4,5]	11.35	.28	(.01)		.27	(.10)	–	(.10)	11.52	2.41 [6]	–	[10]	.52	[7]	4.93 [7]
12/31/2023	11.35	.54	–		.54	(.54)	–	(.54)	11.35	4.79	–	[10]	.53		4.69
12/31/2022	11.28	.16	(.01)		.15	(.08)	–	(.08)	11.35	1.32	–	[10]	.31		1.40
12/31/2021	11.31	(.03)	–	[8]	(.03)	–	–	–	11.28	(.27)	–	[10]	.36		(.28)
12/31/2020	11.30	.03	.01		.04	(.03)	–	(.03)	11.31	.32	–	[10]	.35		.26
12/31/2019	11.31	.22	–	[8]	.22	(.23)	–	(.23)	11.30	1.92	–	[10]	.37		1.90
Class 2:
6/30/2024[4,5]	10.98	.27	–	[8]	.27	(.10)	–	(.10)	11.15	2.49 [6]	262		.54	[7]	4.91 [7]
12/31/2023	11.00	.51	–	[8]	.51	(.53)	–	(.53)	10.98	4.64	273		.55		4.56
12/31/2022	10.93	.13	–	[8]	.13	(.06)	–	(.06)	11.00	1.17	297		.57		1.23
12/31/2021	10.99	(.06)	–	[8]	(.06)	–	–	–	10.93	(.55)	245		.62		(.53)
12/31/2020	11.01	– [8]	–	[8]	— [8]	(.02)	–	(.02)	10.99	.03	288		.62		(.05)
12/31/2019	11.03	.18	–	[8]	.18	(.20)	–	(.20)	11.01	1.62	230		.61		1.66
Class 3:
6/30/2024[4,5]	11.13	.28	(.01)		.27	(.10)	–	(.10)	11.30	2.47 [6]	4		.47	[7]	4.98 [7]
12/31/2023	11.14	.52	.01		.53	(.54)	–	(.54)	11.13	4.75	4		.48		4.64
12/31/2022	11.07	.13	–	[8]	.13	(.06)	–	(.06)	11.14	1.19	4		.50		1.19
12/31/2021	11.12	(.05)	–	[8]	(.05)	–	–	–	11.07	(.45)	5		.55		(.46)
12/31/2020	11.13	– [8]	.02		.02	(.03)	–	(.03)	11.12	.13	4		.55		.03
12/31/2019	11.14	.20	–	[8]	.20	(.21)	–	(.21)	11.13	1.76	3		.54		1.74
Class 4:
6/30/2024[4,5]	11.05	.26	–	[8]	.26	(.10)	–	(.10)	11.21	2.33 [6]	50		.79	[7]	4.66 [7]
12/31/2023	11.05	.48	.01		.49	(.49)	–	(.49)	11.05	4.44	56		.80		4.28
12/31/2022	11.00	.12	(.03)		.09	(.04)	–	(.04)	11.05	.83	80		.82		1.05
12/31/2021	11.08	(.09)	.01		(.08)	–	–	–	11.00	(.72)	46		.87		(.79)
12/31/2020	11.13	(.04)	.01		(.03)	(.02)	–	(.02)	11.08	(.25)	40		.87		(.35)
12/31/2019	11.15	.16	–	[8]	.16	(.18)	–	(.18)	11.13	1.40	22		.86		1.40

Refer to the end of the tables for footnotes.

American Funds Insurance Series  342

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions

Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[2]		Ratio of net income (loss) to average net assets[2]

U.S. Government Securities Fund

Class 1:
6/30/2024[4,5]	$ 9.91	$.22	$ (.31)	$ (.09)	$(.07)	$ –	$ (.07)	$ 9.75	(.91)%[6]	$ 259	.33%[7]		.27%[7]		4.64%[7]
12/31/2023	9.99	.40	(.09)	.31	(.39)	–	(.39)	9.91	3.21	257	.33		.21		4.05
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44)	–	(.44)	9.99	(10.75)	242	.36		.22		2.90
12/31/2021	13.04	.18	(.26)	(.08)	(.18)	(1.11)	(1.29)	11.67	(.44)	522	.39		.29		1.50
12/31/2020	12.34	.16	1.07	1.23	(.26)	(.27)	(.53)	13.04	10.09	429	.38		.38		1.21
12/31/2019	11.94	.25	.43	.68	(.28)	–	(.28)	12.34	5.69	1,418	.37		.37		2.07
Class 1A:
6/30/2024[4,5]	9.87	.21	(.31)	(.10)	(.07)	–	(.07)	9.70	(1.01)[6]	215	.58	[7]	.51	[7]	4.45	[7]
12/31/2023	9.96	.38	(.10)	.28	(.37)	–	(.37)	9.87	2.88	5	.58		.46		3.83
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41)	–	(.41)	9.96	(10.93)	4	.60		.47		2.70
12/31/2021	13.00	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.63	(.65)	5	.64		.53		1.28
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75	4	.64		.64		.69
12/31/2019	11.93	.22	.43	.65	(.26)	–	(.26)	12.32	5.42	2	.62		.62		1.82
Class 2:
6/30/2024[4,5]	9.78	.21	(.30)	(.09)	(.07)	–	(.07)	9.62	(1.07)[6]	1,059	.58	[7]	.52	[7]	4.38	[7]
12/31/2023	9.87	.37	(.09)	.28	(.37)	–	(.37)	9.78	2.89	1,073	.58		.46		3.80
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41)	–	(.41)	9.87	(10.95)	1,059	.61		.47		2.69
12/31/2021	12.89	.15	(.25)	(.10)	(.15)	(1.11)	(1.26)	11.53	(.62)	1,391	.64		.54		1.24
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80	1,439	.64		.64		.73
12/31/2019	11.82	.22	.42	.64	(.25)	–	(.25)	12.21	5.31	1,343	.62		.62		1.82
Class 3:
6/30/2024[4,5]	9.94	.22	(.31)	(.09)	(.07)	–	(.07)	9.78	(1.04)[6]	5	.51	[7]	.45	[7]	4.45	[7]
12/31/2023	10.02	.39	(.10)	.29	(.37)	–	(.37)	9.94	3.00	6	.51		.39		3.85
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41)	–	(.41)	10.02	(10.90)	6	.54		.40		2.76
12/31/2021	13.07	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.70	(.62)	9	.57		.47		1.31
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91	10	.57		.57		.78
12/31/2019	11.97	.23	.43	.66	(.26)	–	(.26)	12.37	5.49	9	.55		.55		1.88
Class 4:
6/30/2024[4,5]	9.77	.20	(.31)	(.11)	(.06)	–	(.06)	9.60	(1.21)[6]	184	.83	[7]	.77	[7]	4.13	[7]
12/31/2023	9.86	.35	(.10)	.25	(.34)	–	(.34)	9.77	2.62	183	.83		.71		3.54
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38)	–	(.38)	9.86	(11.19)	190	.85		.72		2.45
12/31/2021	12.88	.12	(.25)	(.13)	(.12)	(1.11)	(1.23)	11.52	(.88)	238	.89		.79		.98
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48	272	.89		.89		.42
12/31/2019	11.84	.19	.42	.61	(.23)	–	(.23)	12.22	5.14	124	.87		.87		1.56

Refer to the end of the tables for footnotes.

343  American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year			Ratio of expenses to average net assets before waivers/ reimburse- ments[11]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,11]		Net effective expense ratio[2,5,12]		Ratio of net income (loss) to average net assets[2]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions		Total return[2]	Net assets, end of year (in millions)

Managed Risk Growth Fund

Class P1:
6/30/2024[4,5]	$10.86	$ .02	$ 1.37	$ 1.39	$(.09)	$ –	$ (.09)	$12.16	12.78%[6]	$ 13	.42%[7]		.37%[7]		.69%[7]		.36%[7]
12/31/2023	11.37	.08	2.28	2.36	(.08)	(2.79)	(2.87)	10.86	23.77	13	.42		.37		.70		.77
12/31/2022	18.53	.06	(4.46)	(4.40)	(.22)	(2.54)	(2.76)	11.37	(24.62)	9	.41		.36		.68		.47
12/31/2021	17.25	.04	2.16	2.20	(.18)	(.74)	(.92)	18.53	13.08	13	.41		.36		.69		.19
12/31/2020	13.78	.07	4.20	4.27	(.12)	(.68)	(.80)	17.25	32.45	11	.42		.37		.72		.49
12/31/2019	12.30	.15	2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6	.42		.37		.73		1.19
Class P2:
6/30/2024[4,5]	10.73	.01	1.35	1.36	(.06)	–	(.06)	12.03	12.64 [6]	507	.67	[7]	.62	[7]	.94	[7]	.10 [7]
12/31/2023	11.28	.05	2.26	2.31	(.07)	(2.79)	(2.86)	10.73	23.50	495	.67		.62		.95		.43
12/31/2022	18.42	.03	(4.45)	(4.42)	(.18)	(2.54)	(2.72)	11.28	(24.88)	445	.67		.62		.94		.20
12/31/2021	17.11	(.01)	2.16	2.15	(.10)	(.74)	(.84)	18.42	12.89	584	.67		.62		.95		(.07)
12/31/2020	13.71	.03	4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03	554	.67		.62		.97		.20
12/31/2019	12.21	.09	2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434	.68		.63		.99		.73

Managed Risk International Fund

Class P1:
6/30/2024[4,5]	$ 8.36	$ .02	$ .50	$ .52	$(.14)	$ –	$ (.14)	$ 8.74	6.14%[6]	$ 2	.44%[7]		.38%[7]		.85%[7]		.42%[7]
12/31/2023	8.61	.13	.41	.54	(.15)	(.64)	(.79)	8.36	6.36	2	.46		.36		.84		1.60
12/31/2022	10.55	.15	(1.75)	(1.60)	(.34)	–	(.34)	8.61	(15.27)	2	.44		.37		.85		1.70
12/31/2021	11.07	.24	(.67)	(.43)	(.09)	–	(.09)	10.55	(3.92)	2	.44		.36		.86		2.12
12/31/2020	11.01	.08	.22	.30	(.16)	(.08)	(.24)	11.07	3.13	2	.43		.35		.86		.82
12/31/2019	9.82	.17	1.54	1.71	(.20)	(.32)	(.52)	11.01	17.91	1	.41		.33		.84		1.64
Class P2:
6/30/2024[4,5]	8.32	.01	.48	.49	(.11)	–	(.11)	8.70	5.88 [6]	121	.71	[7]	.64	[7]	1.11	[7]	.16 [7]
12/31/2023	8.58	.10	.42	.52	(.14)	(.64)	(.78)	8.32	6.22	122	.73		.63		1.11		1.21
12/31/2022	10.48	.12	(1.74)	(1.62)	(.28)	–	(.28)	8.58	(15.54)	124	.70		.63		1.11		1.36
12/31/2021	10.99	.20	(.65)	(.45)	(.06)	–	(.06)	10.48	(4.13)	160	.71		.63		1.13		1.79
12/31/2020	10.92	.04	.23	.27	(.12)	(.08)	(.20)	10.99	2.80	168	.71		.63		1.14		.42
12/31/2019	9.76	.13	1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165	.71		.63		1.14		1.21

Managed Risk Washington Mutual Investors Fund

Class P1:
6/30/2024[4,5]	$10.50	$ .04	$ .92	$ .96	$(.18)	$ –	$ (.18)	$11.28	9.18%[6]	$ 3	.41%[7]		.35%[7]		.61%[7]		.73%[7]
12/31/2023	11.24	.20	.79	.99	(.24)	(1.49)	(1.73)	10.50	10.04	3	.42		.37		.63		1.91
12/31/2022	12.95	.23	(1.38)	(1.15)	(.56)	–	(.56)	11.24	(8.92)	3	.41		.36		.60		1.96
12/31/2021	11.24	.16	1.79	1.95	(.24)	–	(.24)	12.95	17.46	2	.41		.36		.66		1.33
12/31/2020	12.01	.18	(.35)	(.17)	(.26)	(.34)	(.60)	11.24	(.93)	2	.40		.35		.76		1.66
12/31/2019	11.28	.25	1.28	1.53	(.20)	(.60)	(.80)	12.01	14.14	1	.38		.33		.74		2.14
Class P2:
6/30/2024[4,5]	10.43	.03	.91	.94	(.18)	–	(.18)	11.19	9.01 [6]	326	.67	[7]	.62	[7]	.88	[7]	.46 [7]
12/31/2023	11.18	.18	.77	.95	(.21)	(1.49)	(1.70)	10.43	9.73	322	.68		.63		.89		1.71
12/31/2022	12.88	.19	(1.37)	(1.18)	(.52)	–	(.52)	11.18	(9.16)	321	.67		.62		.86		1.62
12/31/2021	11.18	.11	1.79	1.90	(.20)	–	(.20)	12.88	17.11	371	.68		.62		.92		.91
12/31/2020	11.91	.13	(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)	355	.68		.63		1.04		1.18
12/31/2019	11.21	.18	1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365	.68		.63		1.04		1.62

Refer to the end of the tables for footnotes.

American Funds Insurance Series  344

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of expenses to average net assets before waivers/ reimburse- ments[11]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,11]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)					Net effective expense ratio[2,5,12]		Ratio of net income (loss) to average net assets[2]

Managed Risk Growth-Income Fund

Class P1:
6/30/2024[4,5]	$12.53	$.04	$ 1.33	$ 1.37	$(.19)	$ (.18)	$ (.37)	$13.53	10.91%[6]	$1,951	.41%[7]		.36%[7]		.62%[7]		.59%[7]
12/31/2023	12.51	.20	1.65	1.85	(.21)	(1.62)	(1.83)	12.53	16.17	1,910	.41		.36		.63		1.64
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30)	(.31)	(.61)	12.51	(16.74)	1,833	.41		.36		.62		1.33
12/31/2021	14.01	.14	1.99	2.13	(.21)	(.20)	(.41)	15.73	15.32	2,328	.41		.36		.64		.96
12/31/2020	13.76	.17	1.08	1.25	(.26)	(.74)	(1.00)	14.01	9.85	2,120	.41		.36		.66		1.24
12/31/2019	11.73	.22	2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987	.42		.37		.67		1.71
Class P2:
6/30/2024[4,5]	12.45	.02	1.32	1.34	(.18)	(.18)	(.36)	13.43	10.78 [6]	281	.66	[7]	.61	[7]	.87	[7]	.34	[7]
12/31/2023	12.44	.17	1.64	1.81	(.18)	(1.62)	(1.80)	12.45	15.90	277	.66		.61		.88		1.39
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26)	(.31)	(.57)	12.44	(16.93)	268	.66		.61		.87		1.10
12/31/2021	13.93	.10	1.98	2.08	(.17)	(.20)	(.37)	15.64	15.05	340	.66		.61		.89		.70
12/31/2020	13.69	.14	1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315	.66		.61		.91		1.02
12/31/2019	11.67	.19	2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283	.67		.62		.92		1.47

Managed Risk Asset Allocation Fund

Class P1:
6/30/2024[4,5]	$11.90	$.05	$ 1.00	$ 1.05	$(.22)	$ (.17)	$ (.39)	$12.56	8.89%[6]	$ 10	.41%[7]		.36%[7]		.65%[7]		.88%[7]
12/31/2023	12.43	.31	.87	1.18	(.26)	(1.45)	(1.71)	11.90	10.51	10	.41		.36		.66		2.61
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32)	(.48)	(.80)	12.43	(13.75)	7	.41		.36		.65		1.80
12/31/2021	13.84	.21	1.55	1.76	(.27)	–	(.27)	15.33	12.82	7	.41		.36		.66		1.43
12/31/2020	13.81	.25	.51	.76	(.21)	(.52)	(.73)	13.84	6.10	5	.41		.36		.66		1.91
12/31/2019	12.23	.26	1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2	.41		.36		.65		2.01
Class P2:
6/30/2024[4,5]	11.53	.04	.97	1.01	(.22)	(.17)	(.39)	12.15	8.78 [6]	2,082	.66	[7]	.61	[7]	.90	[7]	.60	[7]
12/31/2023	12.09	.21	.90	1.11	(.22)	(1.45)	(1.67)	11.53	10.23	2,093	.66		.61		.91		1.86
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29)	(.48)	(.77)	12.09	(13.97)	2,182	.66		.61		.90		1.40
12/31/2021	13.45	.15	1.53	1.68	(.20)	–	(.20)	14.93	12.50	2,812	.66		.61		.91		1.03
12/31/2020	13.46	.15	.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773	.66		.61		.91		1.15
12/31/2019	12.22	.19	1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830	.66		.61		.90		1.51

Refer to the end of the tables for footnotes.

345  American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended	Year ended December 31,

excluding mortgage dollar roll transactions[13,14]	June 30, 2024[4,5,6]	2023	2022	2021	2020	2019

Capital Income Builder	26%	59%	48%	60%	110%	44%
Asset Allocation Fund	19	54	42	45	49	47
American Funds Global Balanced Fund	27	43	111	36	68	60
The Bond Fund of America	54	129	77	87	72	146
Capital World Bond Fund	31	110	114	64	88	110
American Funds Mortgage Fund	25	85	56	38	123	84
U.S. Government Securities Fund	17	113	77	126	112	103

Portfolio turnover rate for all share classes	Six months ended	Year ended December 31,

including mortgage dollar roll transactions, if any[13,14]	June 30, 2024[4,5,6]	2023	2022	2021	2020	2019

Global Growth Fund	28%	29%	29%	18%	17%	14%
Global Small Capitalization Fund	20	36	40	29	38	50
Growth Fund	13	23	29	25	32	21
International Fund	17	28	42	44	40	32
New World Fund	34	36	40	43	70	38
Washington Mutual Investors Fund	19	29	30	90	40	37
Capital World Growth and Income Fund	16	29	42	85	36	29
Growth-Income Fund	36	26	25	24	33	27
International Growth and Income Fund	18	38	48	41	56	28
Capital Income Builder	66	149	126	93	184	72
Asset Allocation Fund	71	159	118	124	145	79
American Funds Global Balanced Fund	79	103	126	39	86	74
The Bond Fund of America	255	545	415	456	461	373
Capital World Bond Fund	170	286	188	91	145	159
American High-Income Trust	23	40	34	56	78	58
American Funds Mortgage Fund	373	1053	1141	975	1143	350
U.S. Government Securities Fund	204	744	695	433	867	277
Ultra-Short Bond Fund	–[15]	–[15]	–[15]	–[15]	–[15]	–[15]
Managed Risk Growth Fund	6	39	97	32	80	10
Managed Risk International Fund	3	27	82	24	71	8
Managed Risk Washington Mutual Investors Fund	4	19	70	16	101	13
Managed Risk Growth-Income Fund	8	21	67	13	38	6
Managed Risk Asset Allocation Fund	6	13	48	5	30	8

[1]	Based on average shares outstanding.
[2]

This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.

[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	Amount less than .01%.
[10]	Amount less than $1 million.
[11]	This column does not include expenses of the underlying funds in which each fund invests.
[12]

This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[13]	Refer to Note 5 for further information on mortgage dollar rolls.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[15]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

American Funds Insurance Series  346

Changes in and disagreements with accountants

Not applicable

Matters submitted for shareholder vote

Not applicable

Remuneration paid to directors, officers and others

Refer to information in the financial statements.

347  American Funds Insurance Series

Approval of Investment Advisory and Service Agreement – American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2025. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2023. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. The board also considered and approved the amended fee schedule to the agreement that lowered the current fee schedule and resulted in an overall lower advisory fee. The board noted that there would be no diminution in services provided as a result of the lower advisory fee for certain funds.

American Funds Insurance Series  348

In addition, the board and committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

349  American Funds Insurance Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement – American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2024. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2023. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2023. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series  350

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

351  American Funds Insurance Series

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series  352

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica BlackRock Government Money Market VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 7.9%
U.S. Treasury - 7.9%
U.S. Treasury Floating Rate Notes
3-Month Treasury Money Market Yield + 0.13%, 5.43% (A), 07/31/2025	$17,375,000	$17,373,275
3-Month Treasury Money Market Yield + 0.14%, 5.45% (A), 10/31/2024	7,410,000	7,411,513
3-Month Treasury Money Market Yield + 0.15%, 5.46% (A), 04/30/2026	8,800,000	8,801,335
3-Month Treasury Money Market Yield + 0.17%, 5.48% (A), 10/31/2025	3,065,000	3,063,743
3-Month Treasury Money Market Yield + 0.20%, 5.51% (A), 01/31/2025	15,000,000	15,000,000
3-Month Treasury Money Market Yield + 0.25%, 5.55% (A), 01/31/2026	8,825,000	8,825,000
U.S. Treasury Notes
1.13%, 02/28/2025	181,000	176,490
2.75%, 02/28/2025	181,000	178,342

Total U.S. Government Obligations (Cost $60,829,698)		60,829,698

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.5%
Federal Farm Credit Banks Funding Corp.
3-Month SOFR + 0.05%, 5.39% (A), 06/20/2025	318,000	318,000
3-Month SOFR + 0.07%, 5.41% (A), 11/17/2025	1,200,000	1,200,000
3-Month SOFR + 0.08%, 5.42% (A), 12/30/2024	1,500,000	1,500,556
3-Month SOFR + 0.09%, 5.43% (A), 08/26/2024	7,280,000	7,280,000
3-Month SOFR + 0.09%, 5.43% (A), 09/23/2024	2,765,000	2,765,000
3-Month SOFR + 0.10%, 5.44% (A), 08/01/2024 - 06/26/2026	3,525,000	3,525,000
3-Month SOFR + 0.14%, 5.48% (A), 11/07/2024 - 05/27/2025	10,360,000	10,360,000
3-Month SOFR + 0.17%, 5.51% (A), 01/23/2025	4,425,000	4,425,000
Federal Home Loan Banks
3-Month SOFR + 0.11%, 5.45% (A), 10/28/2024	3,600,000	3,600,020
3-Month SOFR + 0.16%, 5.50% (A), 07/21/2025	7,050,000	7,050,000
3-Month SOFR + 0.20%, 5.54% (A), 11/13/2025	5,315,000	5,315,000
Federal National Mortgage Association
2.63%, 09/06/2024	3,295,000	3,277,694

Total U.S. Government Agency Obligations (Cost $50,616,270)		50,616,270

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.9%
Federal Farm Credit Banks Funding Corp.
5.00% (B), 04/04/2025	1,012,000	1,011,435
5.13% (B), 12/04/2024	1,278,000	1,277,777
Federal Farm Credit Discount Notes
5.31% (B), 01/17/2025	11,400,000	11,074,410
5.51% (B), 09/19/2024	2,060,000	2,035,694
Federal Home Loan Bank Discount Notes
4.87% (B), 12/30/2024	2,496,000	2,437,444

	Principal	Value

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.92% (B), 01/27/2025	$5,751,000	$5,594,196
4.99% (B), 11/01/2024 - 11/12/2024	1,797,000	1,766,208
5.00% (B), 11/26/2024	5,460,000	5,352,506
5.07% (B), 02/10/2025 - 02/11/2025	6,129,000	5,945,338
5.08% (B), 01/24/2025	940,000	913,887
5.09% (B), 09/03/2024	952,000	943,544
5.22% (B), 11/04/2024	973,000	956,014
5.34% (B), 11/01/2024	8,385,000	8,238,845
Federal Home Loan Banks
5.34% (B), 07/29/2024 - 12/02/2024	29,440,000	29,439,993
3-Month SOFR + 0.01%, 5.35% (A), 10/02/2024 - 11/21/2024	7,600,000	7,600,000
3-Month SOFR + 0.01%, 5.35% (A), 10/16/2024 - 11/18/2024	10,490,000	10,490,000
5.50% (B), 04/15/2025	4,465,000	4,465,000

Total Short-Term U.S. Government Agency Obligations (Cost $99,542,291)		99,542,291

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 32.1%
U.S. Treasury Bills
4.84% (B), 12/26/2024	891,000	870,667
4.86% (B), 01/23/2025	4,030,100	3,923,662
4.87% (B), 12/26/2024	1,838,000	1,795,806
4.90% (B), 12/26/2024	447,000	436,697
4.91% (B), 12/26/2024	804,000	785,428
5.13% (B), 03/20/2025	1,357,000	1,309,134
5.15% (B), 07/11/2024	1,325,000	1,322,809
5.17% (B), 07/18/2024 - 08/01/2024	18,095,000	18,046,081
5.18% (B), 08/01/2024	8,513,000	8,474,099
5.20% (B), 07/25/2024	1,344,000	1,339,147
5.21% (B), 07/18/2024	1,679,000	1,674,561
5.22% (B), 07/25/2024	13,532,000	13,482,939
5.23% (B), 07/11/2024	10,677,000	10,659,098
5.25% (B), 07/05/2024	11,965,000	11,954,940
5.26% (B), 07/05/2024	2,772,000	2,769,665
5.31% (B), 09/05/2024 - 10/10/2024	8,309,000	8,221,964
5.33% (B), 10/10/2024	1,932,300	1,903,994
5.34% (B), 09/19/2024 - 12/05/2024	3,991,500	3,936,063
5.35% (B), 12/05/2024 - 12/26/2024	8,124,300	7,919,427
5.36% (B), 07/09/2024 - 12/19/2024	25,473,600	25,152,184
5.37% (B), 07/11/2024 - 12/05/2024	44,944,900	44,292,918
5.38% (B), 07/23/2024 - 11/29/2024	37,102,000	36,470,648
5.39% (B), 07/09/2024 - 08/08/2024	23,210,000	23,158,044
5.40% (B), 08/13/2024	4,000,000	3,973,850
5.41% (B), 08/27/2024	9,140,000	9,061,508
5.44% (B), 10/31/2024	1,484,000	1,457,969
5.50% (B), 09/05/2024	2,960,000	2,931,206

Total Short-Term U.S. Government Obligations (Cost $247,324,508)		247,324,508

REPURCHASE AGREEMENTS - 41.9%
Barclays Capital, Inc.,
5.32% (B), dated 06/28/2024, to be repurchased at $35,015,517 on 07/01/2024. Collateralized by a U.S. Government Obligation, 4.75%, due 11/15/2043, and with a value of $35,700,030.	35,000,000	35,000,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock Government Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

REPURCHASE AGREEMENTS (continued)
BNP Paribas SA,
5.32% (B), dated 06/28/2024, to be repurchased at $30,013,300 on 07/01/2024. Collateralized by U.S. Government Obligations, 0.00% - 5.43%, due 10/15/2025 - 08/15/2053, and with a total value of $30,600,000.	$30,000,000	$30,000,000
BNP Paribas SA,
5.33% (B), dated 06/28/2024, to be repurchased at $20,008,883 on 07/01/2024. Collateralized by U.S. Government Agency Obligations, 2.00% - 7.00%, due 07/01/2025 - 12/01/2052, and with a total value of $20,400.020.	20,000,000	20,000,000
Citigroup Global Markets, Inc.,
5.33% (B), dated 06/28/2024, to be repurchased at $55,024,429 on 07/01/2024. Collateralized by a U.S. Government Obligation, 4.88%, due 04/30/2026, and with a value of $56,100,098.	55,000,000	55,000,000
Fixed Income Clearing Corp.,
2.50% (B), dated 06/28/2024, to be repurchased at $704,495 on 07/01/2024. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $718,607.	704,348	704,348
Goldman Sachs & Co.,
5.32% (B), dated 06/28/2024, to be repurchased at $30,013,300 on 07/01/2024. Collateralized by U.S. Government Obligations, 1.88% - 4.38%, due 02/28/2029 - 08/15/2043, and with a total value of $30,600,015.	30,000,000	30,000,000
Goldman Sachs & Co.,
5.33% (B), dated 06/28/2024, to be repurchased at $18,007,995 on 07/01/2024. Collateralized by U.S. Government Agency Obligations, 5.00% - 6.00%, due 07/20/2042 - 05/20/2054, and with a total value of $18,360,001.	18,000,000	18,000,000
JPMorgan Chase & Co.,
5.32% (B), dated 06/28/2024, to be repurchased at $25,011,083 on 07/01/2024. Collateralized by U.S. Government Obligations, 0.00% - 6.88%, due 08/29/2024 - 08/15/2052, and with a total value of $25,500,000.	25,000,000	25,000,000

	Principal	Value

REPURCHASE AGREEMENTS (continued)
JPMorgan Chase & Co.,
5.33% (B), dated 06/28/2024, to be repurchased at $15,006,663 on 07/01/2024. Collateralized by U.S. Government Agency Obligations, 5.50% - 7.00%, due 06/20/2035 - 05/20/2064, and with a total value of $15,364,712.	$15,000,000	$15,000,000
Merrill Lynch & Co., Inc.,
5.32% (B), dated 06/28/2024, to be repurchased at $30,013,300 on 07/01/2024. Collateralized by U.S. Government Obligations, 0.00%, due 08/15/2025 - 05/15/2049 and with a total value of $36,600,001.	30,000,000	30,000,000
Merrill Lynch & Co., Inc.,
5.33% (B), dated 06/28/2024, to be repurchased at $20,008,883 on 07/01/2024. Collateralized by U.S. Government Agency Obligations, 3.00% - 4.00%, due 09/20/2043 - 08/20/2047, and with a total value of $20,400.001.	20,000,000	20,000,000
Toronto-Dominion Bank,
5.32% (B), dated 06/28/2024, to be repurchased at $25,011,083 on 07/01/2024. Collateralized by U.S. Government Obligations, 0.38% - 2.75%, due 02/28/2025 - 07/31/2026, and with a total value of $25,500,038.	25,000,000	25,000,000
Toronto-Dominion Bank,
5.33% (B), dated 06/28/2024, to be repurchased at $20,008,883 on 07/01/2024. Collateralized by a U.S. Government Agency Obligation, 5.00%, due 09/01/2053, and with a value of $20,600,001.	20,000,000	20,000,000

Total Repurchase Agreements (Cost $323,704,348)		323,704,348

Total Investments (Cost $782,017,115)		782,017,115

Net Other Assets (Liabilities) - (1.3)%		(10,011,618)

Net Assets - 100.0%		$772,005,497

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value

ASSETS
Investments
U.S. Government Obligations	$—	$60,829,698	$—	$60,829,698
U.S. Government Agency Obligations	—	50,616,270	—	50,616,270
Short-Term U.S. Government Agency Obligations	—	99,542,291	—	99,542,291
Short-Term U.S. Government Obligations	—	247,324,508	—	247,324,508
Repurchase Agreements	—	323,704,348	—	323,704,348

Total Investments	$—	$782,017,115	$—	$782,017,115

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock Government Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Floating or variable rate security. The rate disclosed is as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)	Rate disclosed reflects the yield at June 30, 2024.
(C)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):

SOFR  Secured Overnight Financing Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock Government Money Market VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Investments, at value (cost $458,312,767)	$458,312,767
Repurchase agreement, at value (cost $323,704,348)	323,704,348
Receivables and other assets:
Shares of beneficial interest sold	85,072
Interest	1,270,794
Prepaid expenses	3,178

Total assets	783,376,159

Liabilities:
Payables and other liabilities:
Investments purchased	6,700,000
Shares of beneficial interest redeemed	4,261,079
Investment management fees	143,904
Distribution and service fees	109,827
Transfer agent costs	1,034
Trustee and CCO fees	2,649
Audit and tax fees	12,705
Custody fees	61,354
Legal fees	19,837
Printing and shareholder reports fees	36,823
Other accrued expenses	21,450

Total liabilities	11,370,662

Net assets	$772,005,497

Net assets consist of:
Capital stock ($0.01 par value)	$7,720,062
Additional paid-in capital	764,285,052
Total distributable earnings (accumulated losses)	383

Net assets	$772,005,497

Net assets by class:
Initial Class	$209,169,143
Service Class	562,836,354

Shares outstanding:
Initial Class	209,170,241
Service Class	562,835,955

Net asset value and offering price per share:
Initial Class	$1.00
Service Class	1.00

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Interest income	$21,294,053

Total investment income	21,294,053

Expenses:
Investment management fees	950,623
Distribution and service fees:
Service Class	730,183
Transfer agent costs	4,710
Trustee and CCO fees	18,706
Audit and tax fees	12,538
Custody fees	61,553
Legal fees	34,903
Printing and shareholder reports fees	36,924
Other	27,782

Total expenses	1,877,922

Net investment income (loss)	19,416,131

Net increase (decrease) in net assets resulting from operations	$19,416,131

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock Government Money Market VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$19,416,131	$40,015,283
Net realized gain (loss)	—	6,992

Net increase (decrease) in net assets resulting from operations	19,416,131	40,022,275

Dividends and/or distributions to shareholders:
Initial Class	(5,293,163)	(10,187,233)
Service Class	(14,122,967)	(29,828,050)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(19,416,130)	(40,015,283)

Capital share transactions:
Proceeds from shares sold:
Initial Class	22,362,956	46,152,646
Service Class	64,871,328	130,998,840

	87,234,284	177,151,486
Dividends and/or distributions reinvested:
Initial Class	5,293,163	10,187,144
Service Class	14,122,967	29,828,534
	19,416,130	40,015,678
Cost of shares redeemed:
Initial Class	(31,015,001)	(62,803,090)
Service Class	(142,190,231)	(205,746,381)

	(173,205,232)	(268,549,471)

Net increase (decrease) in net assets resulting from capital share transactions	(66,554,818)	(51,382,307)

Net increase (decrease) in net assets	(66,554,817)	(51,375,315)

Net assets:
Beginning of period/year	838,560,314	889,935,629
End of period/year	$772,005,497	$838,560,314

Capital share transactions - shares:
Shares issued:
Initial Class	22,362,956	46,153,202
Service Class	64,871,328	131,000,537

	87,234,284	177,153,739
Shares reinvested:
Initial Class	5,293,163	10,187,144
Service Class	14,122,967	29,828,534

	19,416,130	40,015,678
Shares redeemed:
Initial Class	(31,015,001)	(62,803,090)
Service Class	(142,190,231)	(205,746,381)

	(173,205,232)	(268,549,471)

Net increase (decrease) in shares outstanding:
Initial Class	(3,358,882)	(6,462,744)
Service Class	(63,195,936)	(44,917,310)

	(66,554,818)	(51,380,054)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock Government Money Market VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class

	June 30, 2024 (unaudited)		December 31, 2023		December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019

Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:

Net investment income (loss)(A)	0.03		0.05		0.01		0.00	(B)	0.00	(B)	0.02

Net realized and unrealized gain (loss)	—		0.00	(B)	—		—		—		—

Total investment operations	0.03		0.05		0.01		0.00	(B)	0.00	(B)	0.02

Dividends and/or distributions to shareholders:

Net investment income	(0.03)		(0.05)		(0.01)		(0.00	)(B)	(0.00	)(B)	(0.02)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	2.54	%(C)	4.87%		1.39%		0.00%		0.29%		1.95%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$209,169		$212,528		$218,990		$197,487		$228,116		$176,468

Expenses to average net assets

Excluding waiver and/or reimbursement and recapture	0.29	%(D)	0.29%		0.28%		0.29%		0.37%		0.29%

Including waiver and/or reimbursement and recapture	0.29	%(D)	0.29	%(E)	0.24	%(E)	0.07	%(E)	0.25	%(E)	0.29%

Net investment income (loss) to average net assets	5.09	%(D)	4.75%		1.42%		0.00	%(F)	0.25%		1.96%

(A)	Calculated based on average number of shares outstanding.

(B)	Rounds to less than $0.01 or $(0.01).

(C)	Not annualized.

(D)	Annualized.

(E)

Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class for competitive reasons such as to maintain the expense ratio, or when appropriate, to maintain the yield from becoming negative. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

(F)	Rounds to less than 0.01% or (0.01)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock Government Money Market VP

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023		December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019

Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:

Net investment income (loss)(A)	0.02		0.05		0.01		0.00	(B)	0.00	(B)	0.02

Net realized and unrealized gain (loss)	—		0.00	(B)	—		—		—		—

Total investment operations	0.02		0.05		0.01		0.00	(B)	0.00	(B)	0.02

Dividends and/or distributions to shareholders:

Net investment income	(0.02)		(0.05)		(0.01)		(0.00	)(B)	(0.00	)(B)	(0.02)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	2.42	%(C)	4.67%		1.39%		0.00%		0.25%		1.70%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$562,836		$626,032		$670,946		$552,199		$671,955		$386,123

Expenses to average net assets

Excluding waiver and/or reimbursement and recapture	0.54	%(D)	0.54%		0.53%		0.54%		0.62%		0.54%

Including waiver and/or reimbursement and recapture	0.54	%(D)	0.48	%(E)	0.24	%(E)	0.07	%(E)	0.27	%(E)	0.54%

Net investment income (loss) to average net assets	4.84	%(D)	4.56%		1.47%		0.00	%(F)	0.17%		1.70%

(A)	Calculated based on average number of shares outstanding.

(B)	Rounds to less than $0.01 or $(0.01).

(C)	Not annualized.

(D)	Annualized.

(E)

Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class for competitive reasons such as to maintain the expense ratio, or when appropriate, to maintain the yield from becoming negative. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

(F)	Rounds to less than 0.01% or (0.01)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1.  ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Government Money Market VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2024 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Government money market fund risk: The Portfolio operates as a “government” money market portfolio under applicable federal regulations and invests in U.S. government securities. Circumstances could arise that would prevent the payment of interest or principal on U.S. government securities, which could adversely affect their value and the Portfolio’s ability to preserve the value of your investment at $1.00 per share. Recent changes in the rules governing money market funds are likely to result in an increased demand for U.S. government securities, which could affect the availability of such instruments for investment and the Portfolio’s ability to pursue its investment strategies. The Portfolio does not currently intend to avail itself of the ability to impose “liquidity fees” on portfolio redemptions, as permitted under Rule 2a-7. However, the Board reserves the right, with notice to shareholders, to change this policy.

Repurchase agreements risk: In a repurchase agreement, the Portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Portfolio at a later date, and at a specified price. The securities purchased serve as the Portfolio’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the Portfolio is entitled to sell the securities, but the Portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the Portfolio will not have a right to the securities, or the immediate right to sell the securities.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $1 billion	0.24%
Over $1 billion up to $3 billion	0.22
Over $3 billion	0.21

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.38%	May 1, 2025
Service Class	0.63	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

Additionally, TAM or any of its affiliates may voluntarily waive fees and/or reimburse expenses of one or more classes of the Portfolio to such level(s) as the Trust’s officers may reasonably determine from time to time in an effort to prevent the Portfolio’s yield from falling below zero. Any such voluntary waiver or expense reimbursement is in addition to any contractual expense limitation arrangements in effect from time to time and may be discontinued by TAM or its affiliates at any time. TAM is entitled to reimbursement by the applicable class(es) of the Portfolio of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

expense cap for the class. TAM or its affiliates may request that financial intermediaries reduce or waive amounts payable to those intermediaries with respect to services rendered to the Portfolio or its shareholders, and those reductions or waivers may reduce the amounts waived and/or reimbursed by TAM under the contractual and/or voluntary waiver arrangements with respect to the Portfolio. There can be no assurance that the Portfolio will be able to prevent a negative yield.

Voluntarily waived and/or reimbursed expenses related to the maintenance of the yield are included in Expenses waived and/or reimbursed, and amounts recaptured by TAM under the voluntary yield waiver are included in Recapture of previously waived and/or reimbursed fees, in each case included in the Statement of Operations included in this shareholder report. The actual expense ratio of each class of the Portfolio, including any amounts waived and/or reimbursed and any amounts recaptured under the voluntary yield waiver, are shown in the “Ratio and supplemental data” section in the Portfolio’s Financial Highlights in this shareholder report.

For the years ended December 31, 2021, December 31, 2022, December 31, 2023 and the period ended June 30, 2024, the amounts waived by TAM due to the maintenance of the yield are as follows:

	Amounts Waived
	2021	2022	2023	2024	Total
Initial Class	$489,368	$76,738	$—	$—	$566,106
Service Class	1,356,271	221,781	—	—	1,578,052

As of June 30, 2024, the balances available for recapture by TAM due to the maintenance of the yield are as follows:

	Amounts Available
	2021	2022	2023	2024	Total
Initial Class	$489,318	$76,738	$—	$—	$566,056
Service Class	1,356,261	221,781	—	—	1,578,042

For the 36-month period ended June 30, 2024, the amounts waived from financial intermediaries are as follows:

	Amounts Waived
	2021 (A)	2022 (A)	2023 (A)	2024 (A)	Total
Service Class	$1,549,979	$1,574,004	$411,092	$ —	$3,535,075

(A)	Not subject to recapture.

For the 36-month period ended June 30, 2024, there are no amounts waived by TAM due to the operating expense limitation.

As of June 30, 2024, there are no amounts available for recapture by TAM due to the operating expense limitation.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$782,017,115	$—	$—	$—

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Government Money Market VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Government Money Market VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds, as prepared by Broadridge, for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock Government Money Market VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds, and further noted the relatively close spread in performance among the money market funds in the peer universe over certain periods.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-year period, in line with the median for the past 1- and 5-year periods and below the median for the past 10-year period. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2018, pursuant to its current investment strategies. The Trustees noted that the Portfolio transitioned from a “prime” money market portfolio to a “government” money market portfolio on May 1, 2016.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock Government Money Market VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value

EXCHANGE-TRADED FUNDS - 97.7%
International Equity Funds - 13.3%
iShares Core MSCI EAFE ETF	112,152	$8,146,721
iShares MSCI EAFE ETF (A)	236,311	18,510,241
iShares MSCI Eurozone ETF (A)	48,433	2,364,741

		29,021,703

U.S. Equity Funds - 27.9%
iShares Core S&P 500 ETF	95,659	52,347,474
iShares Russell 2000 ETF (A)	42,256	8,573,320

		60,920,794

U.S. Fixed Income Funds - 56.5%
iShares 7-10 Year Treasury Bond ETF	225,890	21,154,599
iShares Core U.S. Aggregate Bond ETF	797,654	77,428,274
iShares iBoxx $ Investment Grade Corporate Bond ETF (A)	80,445	8,617,268
iShares Short Treasury Bond ETF	18,208	2,011,984
iShares U.S. Treasury Bond ETF	635,819	14,350,435

		123,562,560

Total Exchange-Traded Funds (Cost $216,836,606)		213,505,057

OTHER INVESTMENT COMPANY - 4.0%
Securities Lending Collateral - 4.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (B)	8,730,580	8,730,580

Total Other Investment Company (Cost $8,730,580)		8,730,580

	Principal	Value

REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp.,
2.50% (B), dated 06/28/2024, to be repurchased at $4,448,272 on 07/01/2024. Collateralized by a U.S. Government Obligation, 3.75%, due 04/15/2026, and with a value of $4,536,397.	$4,447,345	$4,447,345

Total Repurchase Agreement (Cost $4,447,345)		4,447,345

Total Investments (Cost $230,014,531)		226,682,982

Net Other Assets (Liabilities) - (3.7)%		(8,154,568)

Net Assets - 100.0%		$218,528,414

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value

ASSETS
Investments
Exchange-Traded Funds	$213,505,057	$—	$—	$213,505,057
Other Investment Company	8,730,580	—	—	8,730,580
Repurchase Agreement	—	4,447,345	—	4,447,345

Total Investments	$222,235,637	$4,447,345	$—	$226,682,982

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of the securities on loan is $35,353,368, collateralized by cash collateral of $8,730,580 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $27,375,191. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at June 30, 2024.
(C)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Unaffiliated investments, at value (cost $225,567,186) (including securities loaned of $35,353,368)	$222,235,637
Repurchase agreement, at value (cost $4,447,345)	4,447,345
Receivables and other assets:
Investments sold	995,916
Net income from securities lending	12,753
Interest	926
Prepaid expenses	883

Total assets	227,693,460

Liabilities:
Cash collateral received upon return of:
Securities on loan	8,730,580
Payables and other liabilities:
Shares of beneficial interest redeemed	273,158
Investment management fees	75,629
Distribution and service fees	41,301
Transfer agent costs	249
Trustee and CCO fees	698
Audit and tax fees	9,802
Custody fees	1,571
Legal fees	5,022
Printing and shareholder reports fees	16,718
Other accrued expenses	10,318

Total liabilities	9,165,046

Net assets	$218,528,414

Net assets consist of:
Capital stock ($0.01 par value)	$235,534
Additional paid-in capital	238,331,030
Total distributable earnings (accumulated losses)	(20,038,150)

Net assets	$218,528,414

Net assets by class:
Initial Class	$4,192,347
Service Class	214,336,067

Shares outstanding:
Initial Class	448,344
Service Class	23,105,034

Net asset value and offering price per share:
Initial Class	$9.35
Service Class	9.28

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income from unaffiliated investments	$2,844,339
Interest income from unaffiliated investments	18,143
Net income from securities lending	45,561

Total investment income	2,908,043

Expenses:
Investment management fees	546,812
Distribution and service fees:
Service Class	268,254
Transfer agent costs	1,277
Trustee and CCO fees	5,164
Audit and tax fees	9,581
Custody fees	2,053
Legal fees	9,233
Printing and shareholder reports fees	15,648
Other	13,947

Total expenses before waiver and/or reimbursement and recapture	871,969
Expenses waived and/or reimbursed:
Initial Class	(1,075)
Service Class	(55,965)

Net expenses	814,929

Net investment income (loss)	2,093,114

Net realized gain (loss) on:
Unaffiliated investments	1,798,222

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	3,777,938

Net realized and change in unrealized gain (loss)	5,576,160

Net increase (decrease) in net assets resulting from operations	$7,669,274

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$2,093,114	$ 4,846,723
Net realized gain (loss)	1,798,222	(3,204,639)
Net change in unrealized appreciation (depreciation)	3,777,938	20,403,966

Net increase (decrease) in net assets resulting from operations	7,669,274	22,046,050

Dividends and/or distributions to shareholders:
Initial Class	—	(71,547)
Service Class	—	(3,344,955)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(3,416,502)

Capital share transactions:
Proceeds from shares sold: Initial Class	211,690	359,485
Service Class	2,258,279	8,228,878
	2,469,969	8,588,363
Dividends and/or distributions reinvested: Initial Class	—	71,547
Service Class	—	3,344,955
	—	3,416,502
Cost of shares redeemed: Initial Class	(366,406)	(518,341)
Service Class	(20,215,325)	(40,839,731)

	(20,581,731)	(41,358,072)

Net increase (decrease) in net assets resulting from capital share transactions	(18,111,762)	(29,353,207)

Net increase (decrease) in net assets	(10,442,488)	(10,723,659)

Net assets:
Beginning of period/year	228,970,902	239,694,561
End of period/year	$218,528,414	$228,970,902

Capital share transactions - shares:
Shares issued: Initial Class	23,319	41,643
Service Class	246,869	961,354
	270,188	1,002,997
Shares reinvested: Initial Class	—	8,281
Service Class	—	389,401
	—	397,682
Shares redeemed: Initial Class	(39,926)	(59,998)
Service Class	(2,230,274)	(4,767,283)
	(2,270,200)	(4,827,281)

Net increase (decrease) in shares outstanding: Initial Class	(16,607)	(10,074)
Service Class	(1,983,405)	(3,416,528)

	(2,000,012)	(3,426,602)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2024 (unaudited)		December 31, 2023		December 31, 2022		December 31, 2021		December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$9.02		$8.33		$11.56		$11.23		$10.89	$10.82

Investment operations:

Net investment income (loss)(A)	0.10		0.20		0.15		0.15		0.14	0.23

Net realized and unrealized gain (loss)	0.23		0.64		(1.84)		0.52		0.60	0.97

Total investment operations	0.33		0.84		(1.69)		0.67		0.74	1.20

Dividends and/or distributions to shareholders:

Net investment income	—		(0.15)		(0.17)		(0.16)		(0.24)	(0.26)

Net realized gains	—		—		(1.37)		(0.18)		(0.16)	(0.87)

Total dividends and/or distributions to shareholders	—		(0.15)		(1.54)		(0.34)		(0.40)	(1.13)

Net asset value, end of period/year	$9.35		$9.02		$8.33		$11.56		$11.23	$10.89

Total return	3.66	%(B)	10.21%		(15.06)%		5.98%		6.99%	11.47%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$4,192		$4,194		$3,956		$5,046		$4,631	$4,481

Expenses to average net assets(C)

Excluding waiver and/or reimbursement and recapture	0.55	%(D)	0.56%		0.54%		0.58%		0.59%	0.59%

Including waiver and/or reimbursement and recapture	0.50	%(D)(E)	0.51	%(E)	0.49	%(E)	0.57	%(E)	0.59%	0.59%

Net investment income (loss) to average net assets	2.18	%(D)	2.34%		1.52%		1.31%		1.31%	2.06%

Portfolio turnover rate	35	%(B)	137%		145%		146%		82%	151%

(A)	Calculated based on average number of shares outstanding.

(B)	Not annualized.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

(D)	Annualized.

(E)

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023		December 31, 2022		December 31, 2021		December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$8.96		$8.27		$11.48		$11.15		$10.82	$10.75

Investment operations:

Net investment income (loss)(A)	0.09		0.18		0.12		0.12		0.11	0.20

Net realized and unrealized gain (loss)	0.23		0.64		(1.83)		0.52		0.59	0.97

Total investment operations	0.32		0.82		(1.71)		0.64		0.70	1.17

Dividends and/or distributions to shareholders:

Net investment income	—		(0.13)		(0.13)		(0.13)		(0.21)	(0.23)

Net realized gains	—		—		(1.37)		(0.18)		(0.16)	(0.87)

Total dividends and/or distributions to shareholders	—		(0.13)		(1.50)		(0.31)		(0.37)	(1.10)

Net asset value, end of period/year	$9.28		$8.96		$8.27		$11.48		$11.15	$10.82

Total return	3.57	%(B)	9.96%		(15.29)%		5.74%		6.65%	11.23%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$214,336		$224,777		$235,739		$319,876		$343,723	$366,838

Expenses to average net assets(C)

Excluding waiver and/or reimbursement and recapture	0.80	%(D)	0.81%		0.79%		0.83%		0.84%	0.84%

Including waiver and/or reimbursement and recapture	0.75	%(D)(E)	0.76	%(E)	0.74	%(E)	0.82	%(E)	0.84%	0.84%

Net investment income (loss) to average net assets	1.91	%(D)	2.07%		1.26%		1.03%		1.04%	1.80%

Portfolio turnover rate	35	%(B)	137%		145%		146%		82%	151%

(A)	Calculated based on average number of shares outstanding.

(B)	Not annualized.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

(D)	Annualized.

(E)

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Active Asset Allocation - Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions Exchange-Traded Funds	$ 8,730,580	$ —	$ —	$ —	$ 8,730,580
Total Borrowings	$ 8,730,580	$ —	$ —	$ —	$ 8,730,580

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.

Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK FACTORS (continued)

unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $500 million	0.5000%
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $2.5 billion	0.4725
Over $2.5 billion up to $3.5 billion	0.4650
Over $3.5 billion up to $4.5 billion	0.4525
Over $4.5 billion	0.4400

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.55%	May 1, 2025
Service Class	0.80	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities

$ 77,926,203	$ 99,738,526

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 230,014,531	$ 10,410,413	$ (13,741,962)	$ (3,331,549)

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Active Asset Allocation – Conservative VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2021 pursuant to its current investment strategies.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the median for its peer group and below the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

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Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value

EXCHANGE-TRADED FUNDS - 97.4%
International Equity Funds - 22.3%
iShares Core MSCI EAFE ETF	378,189	$27,471,649
iShares MSCI EAFE ETF (A)	647,220	50,696,743
iShares MSCI Eurozone ETF	75,964	3,708,942

		81,877,334

U.S. Equity Funds - 53.6%
iShares Core S&P 500 ETF	313,799	171,720,227
iShares Russell 2000 ETF (A)	124,132	25,185,141

		196,905,368

U.S. Fixed Income Funds - 21.5%
iShares 7-10 Year Treasury Bond ETF	62,632	5,865,487
iShares Core U.S. Aggregate Bond ETF	581,903	56,485,324
iShares iBoxx $ Investment Grade Corporate Bond ETF (A)	54,345	5,821,436
iShares Short Treasury Bond ETF	8,229	909,305
iShares U.S. Treasury Bond ETF	429,149	9,685,893

		78,767,445

Total Exchange-Traded Funds (Cost $304,060,111)		357,550,147

OTHER INVESTMENT COMPANY - 1.6%
Securities Lending Collateral - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (B)	5,886,720	5,886,720

Total Other Investment Company (Cost $5,886,720)		5,886,720

	Principal	Value

REPURCHASE AGREEMENT - 2.3%
Fixed Income Clearing Corp.,
2.50% (B), dated 06/28/2024, to be repurchased at $8,676,541 on 07/01/2024. Collateralized by a U.S. Government Obligation, 3.75%, due 04/15/2026, and with a value of $8,848,315.	$8,674,733	$ 8,674,733

Total Repurchase Agreement (Cost $8,674,733)		8,674,733

Total Investments (Cost $318,621,564)		372,111,600

Net Other Assets (Liabilities) - (1.3)%		(4,922,067)

Net Assets - 100.0%		$367,189,533

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value

ASSETS
Investments
Exchange-Traded Funds	$357,550,147	$—	$—	$357,550,147
Other Investment Company	5,886,720	—	—	5,886,720
Repurchase Agreement	—	8,674,733	—	8,674,733

Total Investments	$363,436,867	$8,674,733	$—	$372,111,600

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of the securities on loan is $80,376,251, collateralized by cash collateral of $5,886,720 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $76,181,830. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at June 30, 2024.
(C)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Unaffiliated investments, at value (cost $309,946,831) (including securities loaned of $80,376,251)	$363,436,867
Repurchase agreement, at value (cost $8,674,733)	8,674,733
Receivables and other assets:
Investments sold	3,212,651
Net income from securities lending	20,585
Shares of beneficial interest sold	91,349
Interest	1,807
Prepaid expenses	1,470

Total assets	375,439,462

Liabilities:
Cash collateral received upon return of:
Securities on loan	5,886,720
Payables and other liabilities:
Investments purchased	1,980,966
Shares of beneficial interest redeemed	127,160
Investment management fees	126,437
Distribution and service fees	65,493
Transfer agent costs	326
Trustee and CCO fees	980
Audit and tax fees	10,561
Custody fees	1,983
Legal fees	6,934
Printing and shareholder reports fees	30,573
Other accrued expenses	11,796

Total liabilities	8,249,929

Net assets	$367,189,533

Net assets consist of:
Capital stock ($0.01 par value)	$330,381
Additional paid-in capital	370,157,118
Total distributable earnings (accumulated losses)	(3,297,966)

Net assets	$367,189,533

Net assets by class:
Initial Class	$25,689,617
Service Class	341,499,916

Shares outstanding:
Initial Class	2,293,671
Service Class	30,744,448

Net asset value and offering price per share:
Initial Class	$11.20
Service Class	11.11

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income from unaffiliated investments	$3,943,434
Interest income from unaffiliated investments	34,998
Net income from securities lending	69,744

Total investment income	4,048,176

Expenses:
Investment management fees	898,723
Distribution and service fees:
Service Class	418,666
Transfer agent costs	2,028
Trustee and CCO fees	8,366
Audit and tax fees	10,232
Custody fees	2,250
Legal fees	13,984
Printing and shareholder reports fees	26,034
Other	16,524

Total expenses before waiver and/or reimbursement and recapture	1,396,807
Expenses waived and/or reimbursed:
Initial Class	(6,403)
Service Class	(87,330)

Net expenses	1,303,074

Net investment income (loss)	2,745,102

Net realized gain (loss) on:
Unaffiliated investments	6,126,965

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	18,977,916

Net realized and change in unrealized gain (loss)	25,104,881

Net increase (decrease) in net assets resulting from operations	$27,849,983

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$2,745,102	$5,716,360
Net realized gain (loss)	6,126,965	2,319,411
Net change in unrealized appreciation (depreciation)	18,977,916	49,485,318

Net increase (decrease) in net assets resulting from operations	27,849,983	57,521,089

Dividends and/or distributions to shareholders:
Initial Class	—	(387,664)
Service Class	—	(4,543,854)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(4,931,518)

Capital share transactions:
Proceeds from shares sold:
Initial Class	635,362	986,098
Service Class	4,472,217	8,732,999

	5,107,579	9,719,097
Dividends and/or distributions reinvested:
Initial Class	—	387,664
Service Class	—	4,543,854
	—	4,931,518
Cost of shares redeemed:
Initial Class	(1,290,859)	(2,289,253)
Service Class	(28,627,614)	(44,569,698)

	(29,918,473)	(46,858,951)

Net increase (decrease) in net assets resulting from capital share transactions	(24,810,894)	(32,208,336)

Net increase (decrease) in net assets	3,039,089	20,381,235

Net assets:
Beginning of period/year	364,150,444	343,769,209
End of period/year	$367,189,533	$364,150,444

Capital share transactions - shares:
Shares issued:
Initial Class	59,034	102,960
Service Class	416,292	915,238

	475,326	1,018,198
Shares reinvested:
Initial Class	—	39,638
Service Class	—	467,475

	—	507,113
Shares redeemed:
Initial Class	(120,052)	(240,119)
Service Class	(2,685,081)	(4,675,094)

	(2,805,133)	(4,915,213)

Net increase (decrease) in shares outstanding:
Initial Class	(61,018)	(97,521)
Service Class	(2,268,789)	(3,292,381)

	(2,329,807)	(3,389,902)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class

	June 30, 2024 (unaudited)		December 31, 2023		December 31, 2022		December 31, 2021		December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$10.36		$8.93		$11.63		$10.86		$11.54	$11.32

Investment operations:

Net investment income (loss)(A)	0.09		0.18		0.15		0.14		0.08	0.21

Net realized and unrealized gain (loss)	0.75		1.41		(2.24)		0.72		(0.31)	1.05

Total investment operations	0.84		1.59		(2.09)		0.86		(0.23)	1.26

Dividends and/or distributions to shareholders:

Net investment income	—		(0.16)		(0.16)		(0.09)		(0.23)	(0.24)

Net realized gains	—		—		(0.45)		—		(0.22)	(0.80)

Total dividends and/or distributions to shareholders	—		(0.16)		(0.61)		(0.09)		(0.45)	(1.04)

Net asset value, end of period/year	$11.20		$10.36		$8.93		$11.63		$10.86	$11.54

Total return	8.11	%(B)	17.94%		(18.16)%		7.94%		(1.85)%	11.59%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$25,690		$24,404		$21,899		$27,300		$26,178	$28,494

Expenses to average net assets(C)

Excluding waiver and/or reimbursement and recapture	0.54	%(D)	0.56%		0.53%		0.58%		0.58%	0.58%

Including waiver and/or reimbursement and recapture	0.49	%(D)(E)	0.51	%(E)	0.48	%(E)	0.57	%(E)	0.58%	0.58%

Net investment income (loss) to average net assets	1.78	%(D)	1.87%		1.52%		1.29%		0.79%	1.79%

Portfolio turnover rate	15	%(B)	49%		309%		268%		105%	205%

(A)	Calculated based on average number of shares outstanding.

(B)	Not annualized.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

(D)	Annualized.

(E)

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023		December 31, 2022		December 31, 2021		December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$10.29		$8.87		$11.54		$10.78		$11.45	$11.23

Investment operations:

Net investment income (loss)(A)	0.08		0.15		0.12		0.11		0.06	0.18

Net realized and unrealized gain (loss)	0.74		1.41		(2.21)		0.71		(0.31)	1.04

Total investment operations	0.82		1.56		(2.09)		0.82		(0.25)	1.22

Dividends and/or distributions to shareholders:

Net investment income	—		(0.14)		(0.13)		(0.06)		(0.20)	(0.20)

Net realized gains	—		—		(0.45)		—		(0.22)	(0.80)

Total dividends and/or distributions to shareholders	—		(0.14)		(0.58)		(0.06)		(0.42)	(1.00)

Net asset value, end of period/year	$11.11		$10.29		$8.87		$11.54		$10.78	$11.45

Total return	7.97	%(B)	17.62%		(18.31)%		7.62%		(2.08)%	11.36%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$341,500		$339,746		$321,870		$456,616		$489,266	$574,986

Expenses to average net assets(C)

Excluding waiver and/or reimbursement and recapture	0.79	%(D)	0.81%		0.78%		0.83%		0.83%	0.83%

Including waiver and/or reimbursement and recapture	0.74	%(D)(E)	0.76	%(E)	0.73	%(E)	0.82	%(E)	0.83%	0.83%

Net investment income (loss) to average net assets	1.51	%(D)	1.61%		1.24%		1.00%		0.53%	1.54%

Portfolio turnover rate	15	%(B)	49%		309%		268%		105%	205%

(A)	Calculated based on average number of shares outstanding.

(B)	Not annualized.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

(D)	Annualized.

(E)

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions Exchange-Traded Funds	$5,886,720	$—	$—	$—	$5,886,720
Total Borrowings	$5,886,720	$—	$—	$—	$5,886,720

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK FACTORS (continued)

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $500 million	0.5000%
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $2.5 billion	0.4725
Over $2.5 billion up to $3.5 billion	0.4650
Over $3.5 billion up to $4.5 billion	0.4525
Over $4.5 billion	0.4400

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.55%	May 1, 2025
Service Class	0.80	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities

$ 55,669,107	$ 87,788,074

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$318,621,564	$ 55,989,993	$ (2,499,957)	$ 53,490,036

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe and above the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-year period, and below the median for its peer universe and below the benchmark, each for the past 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2021 pursuant to its current investment strategies.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica BlackRock iShares Active Asset Allocation -

Moderate VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value

EXCHANGE-TRADED FUNDS - 97.5%
International Equity Funds - 17.4%
iShares Core MSCI EAFE ETF	563,298	$40,917,967
iShares MSCI EAFE ETF (A)	1,422,786	111,446,827
iShares MSCI Eurozone ETF (A)	192,258	9,386,997

		161,751,791

U.S. Equity Funds - 38.7%
iShares Core S&P 500 ETF	574,942	314,625,511
iShares Russell 2000 ETF (A)	229,760	46,616,006

		361,241,517

U.S. Fixed Income Funds - 41.4%
iShares 7-10 Year Treasury Bond ETF	685,259	64,174,505
iShares Core U.S. Aggregate Bond ETF	2,553,135	247,832,815
iShares iBoxx $ Investment Grade Corporate Bond ETF (A)	247,256	26,486,063
iShares Short Treasury Bond ETF	33,202	3,668,821
iShares U.S. Treasury Bond ETF	1,950,812	44,029,827

		386,192,031

Total Exchange-Traded Funds (Cost $852,478,018)		909,185,339

OTHER INVESTMENT COMPANY - 4.2%
Securities Lending Collateral - 4.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (B)	38,688,770	38,688,770

Total Other Investment Company (Cost $38,688,770)		38,688,770

	Principal	Value

REPURCHASE AGREEMENT - 2.2%
Fixed Income Clearing Corp.,
2.50% (B), dated 06/28/2024, to be repurchased at $20,656,814 on 07/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 03/31/2026, and with a value of $21,065,568.	$20,652,511	$20,652,511

Total Repurchase Agreement (Cost $20,652,511)		20,652,511

Total Investments (Cost $911,819,299)		968,526,620

Net Other Assets (Liabilities) - (3.9)%		(36,150,673)

Net Assets - 100.0%		$932,375,947

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value

ASSETS
Investments
Exchange-Traded Funds	$909,185,339	$—	$—	$909,185,339
Other Investment Company	38,688,770	—	—	38,688,770
Repurchase Agreement	—	20,652,511	—	20,652,511

Total Investments	$947,874,109	$20,652,511	$—	$968,526,620

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of the securities on loan is $83,210,351, collateralized by cash collateral of $38,688,770 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $46,268,019. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at June 30, 2024.
(C)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation -

Moderate VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Unaffiliated investments, at value (cost $891,166,788) (including securities loaned of $83,210,351)	$947,874,109
Repurchase agreement, at value (cost $20,652,511)	20,652,511
Receivables and other assets:
Investments sold	7,135,576
Net income from securities lending	43,853
Shares of beneficial interest sold	602
Interest	4,303
Prepaid expenses	3,804

Total assets	975,714,758

Liabilities:
Cash collateral received upon return of:
Securities on loan	38,688,770
Payables and other liabilities:
Investments purchased	3,731,128
Shares of beneficial interest redeemed	326,832
Investment management fees	318,166
Distribution and service fees	178,548
Transfer agent costs	852
Trustee and CCO fees	2,654
Audit and tax fees	13,649
Custody fees	4,973
Legal fees	18,023
Printing and shareholder reports fees	35,973
Other accrued expenses	19,243

Total liabilities	43,338,811

Net assets	$932,375,947

Net assets consist of:
Capital stock ($0.01 par value)	$898,568
Additional paid-in capital	982,009,370
Total distributable earnings (accumulated losses)	(50,531,991)

Net assets	$932,375,947

Net assets by class:
Initial Class	$2,316,203
Service Class	930,059,744

Shares outstanding:
Initial Class	220,801
Service Class	89,636,041

Net asset value and offering price per share:
Initial Class	$10.49
Service Class	10.38

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income from unaffiliated investments	$11,163,257
Interest income from unaffiliated investments	82,615
Net income from securities lending	172,330

Total investment income	11,418,202

Expenses:
Investment management fees	2,285,383
Distribution and service fees:
Service Class	1,150,633
Transfer agent costs	5,236
Trustee and CCO fees	21,555
Audit and tax fees	13,513
Custody fees	4,987
Legal fees	36,218
Printing and shareholder reports fees	36,614
Other	28,367

Total expenses before waiver and/or reimbursement and recapture	3,582,506
Expenses waived and/or reimbursed:
Initial Class	(591)
Service Class	(240,034)

Net expenses	3,341,881

Net investment income (loss)	8,076,321

Net realized gain (loss) on:
Unaffiliated investments	12,356,744

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	29,518,367

Net realized and change in unrealized gain (loss)	41,875,111

Net increase (decrease) in net assets resulting from operations	$49,951,432

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation -

Moderate VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$8,076,321	$16,869,160
Net realized gain (loss)	12,356,744	(2,780,280)
Net change in unrealized appreciation (depreciation)	29,518,367	99,437,035

Net increase (decrease) in net assets resulting from operations	49,951,432	113,525,915

Dividends and/or distributions to shareholders:
Initial Class	—	(38,656)
Service Class	—	(13,454,458)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(13,493,114)

Capital share transactions:
Proceeds from shares sold:
Initial Class	106,157	335,830
Service Class	2,730,006	37,269,309

	2,836,163	37,605,139
Dividends and/or distributions reinvested:
Initial Class	—	38,656
Service Class	—	13,454,458
	—	13,493,114
Cost of shares redeemed:
Initial Class	(198,269)	(371,503)
Service Class	(66,028,510)	(119,288,741)

	(66,226,779)	(119,660,244)

Net increase (decrease) in net assets resulting from capital share transactions	(63,390,616)	(68,561,991)

Net increase (decrease) in net assets	(13,439,184)	31,470,810

Net assets:
Beginning of period/year	945,815,131	914,344,321
End of period/year	$932,375,947	$945,815,131

Capital share transactions - shares:
Shares issued:
Initial Class	10,380	36,040
Service Class	273,060	3,881,631

	283,440	3,917,671
Shares reinvested:
Initial Class	—	4,099
Service Class	—	1,438,979

	—	1,443,078
Shares redeemed:
Initial Class	(19,422)	(39,664)
Service Class	(6,558,326)	(12,911,070)

	(6,577,748)	(12,950,734)

Net increase (decrease) in shares outstanding:
Initial Class	(9,042)	475
Service Class	(6,285,266)	(7,590,460)

	(6,294,308)	(7,589,985)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation -

Moderate VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class

	June 30, 2024 (unaudited)		December 31, 2023		December 31, 2022		December 31, 2021		December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$9.93		$8.90		$12.46		$11.61		$11.67	$11.50

Investment operations:

Net investment income (loss)(A)	0.10		0.20		0.16		0.16		0.12	0.23

Net realized and unrealized gain (loss)	0.46		1.00		(2.21)		0.83		0.27	1.04

Total investment operations	0.56		1.20		(2.05)		0.99		0.39	1.27

Dividends and/or distributions to shareholders:

Net investment income	—		(0.17)		(0.18)		(0.14)		(0.24)	(0.26)

Net realized gains	—		—		(1.33)		—		(0.21)	(0.84)

Total dividends and/or distributions to shareholders	—		(0.17)		(1.51)		(0.14)		(0.45)	(1.10)

Net asset value, end of period/year	$10.49		$9.93		$8.90		$12.46		$11.61	$11.67

Total return	5.64	%(B)	13.55%		(16.86)%		8.52%		3.59%	11.43%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$2,316		$2,283		$2,042		$2,732		$2,496	$2,710

Expenses to average net assets(C)

Excluding waiver and/or reimbursement and recapture	0.53	%(D)	0.53%		0.52%		0.56%		0.56%	0.56%

Including waiver and/or reimbursement and recapture	0.47	%(D)(E)	0.48	%(E)	0.47	%(E)	0.55	%(E)	0.56%	0.56%

Net investment income (loss) to average net assets	2.00	%(D)	2.11%		1.56%		1.32%		1.11%	1.98%

Portfolio turnover rate	13	%(B)	81%		245%		196%		99%	179%

(A)	Calculated based on average number of shares outstanding.

(B)	Not annualized.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

(D)	Annualized.

(E)

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation -

Moderate VP

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023		December 31, 2022		December 31, 2021		December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$9.84		$8.81		$12.35		$11.50		$11.57	$11.41

Investment operations:

Net investment income (loss)(A)	0.09		0.17		0.13		0.12		0.10	0.20

Net realized and unrealized gain (loss)	0.45		1.00		(2.20)		0.84		0.25	1.02

Total investment operations	0.54		1.17		(2.07)		0.96		0.35	1.22

Dividends and/or distributions to shareholders:

Net investment income	—		(0.14)		(0.14)		(0.11)		(0.21)	(0.22)

Net realized gains	—		—		(1.33)		—		(0.21)	(0.84)

Total dividends and/or distributions to shareholders	—		(0.14)		(1.47)		(0.11)		(0.42)	(1.06)

Net asset value, end of period/year	$10.38		$9.84		$8.81		$12.35		$11.50	$11.57

Total return	5.49	%(B)	13.37%		(17.14)%		8.33%		3.25%	11.13%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$930,060		$943,532		$912,302		$1,250,394		$1,319,740	$1,422,002

Expenses to average net assets(C)

Excluding waiver and/or reimbursement and recapture	0.78	%(D)	0.78%		0.77%		0.81%		0.81%	0.81%

Including waiver and/or reimbursement and recapture	0.72	%(D)(E)	0.73	%(E)	0.72	%(E)	0.80	%(E)	0.81%	0.81%

Net investment income (loss) to average net assets	1.75	%(D)	1.85%		1.31%		1.04%		0.87%	1.72%

Portfolio turnover rate	13	%(B)	81%		245%		196%		99%	179%

(A)	Calculated based on average number of shares outstanding.

(B)	Not annualized.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

(D)	Annualized.

(E)

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation -

Moderate VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Active Asset Allocation - Moderate VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation -

Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation -

Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation -

Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

 4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions Exchange-Traded Funds	$ 38,688,770	$ —	$ —	$ —	$ 38,688,770
Total Borrowings	$ 38,688,770	$ —	$ —	$ —	$ 38,688,770

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation -

Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK FACTORS (continued)

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $500 million	0.5000%
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $2.5 billion	0.4725
Over $2.5 billion up to $3.5 billion	0.4650
Over $3.5 billion up to $4.5 billion	0.4525
Over $4.5 billion	0.4400

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation -

Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.55%	May 1, 2025
Service Class	0.80	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation -

Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities

$ 120,911,545	$ 191,233,520

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)

$ 911,819,299	$ 90,362,516	$ (33,655,195)	$ 56,707,321

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Active Asset Allocation – Moderate VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2021 pursuant to its current investment strategies.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Active Asset Allocation - Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica BlackRock iShares Dynamic Allocation -

Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value

EXCHANGE-TRADED FUNDS - 97.4%
International Equity Funds - 14.8%
iShares Core MSCI EAFE ETF	347,442	$25,238,187
iShares MSCI EAFE ETF (A)	1,024,778	80,270,861

		105,509,048

U.S. Equity Fund - 35.3%
iShares Core S&P 500 ETF	460,262	251,869,174

U.S. Fixed Income Funds - 47.3%
iShares 7-10 Year Treasury Bond ETF	1,282,158	120,074,096
iShares Core U.S. Aggregate Bond ETF	1,383,596	134,305,664
iShares iBoxx $ Investment Grade Corporate Bond ETF	136,835	14,657,765
iShares Short Treasury Bond ETF	398,940	44,082,870
iShares U.S. Treasury Bond ETF	1,080,803	24,393,724

		337,514,119

Total Exchange-Traded Funds (Cost $640,559,827)		694,892,341

OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (B)	1,600,000	1,600,000

Total Other Investment Company (Cost $1,600,000)		1,600,000

	Principal	Value

REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp.,
2.50% (B), dated 06/28/2024, to be repurchased at $8,327,042 on 07/01/2024. Collateralized by a U.S. Government Obligation, 3.75%, due 04/15/2026, and with a value of $8,491,896.	$8,325,308	$ 8,325,308

Total Repurchase Agreement (Cost $8,325,308)		8,325,308

Total Investments (Cost $650,485,135)		704,817,649

Net Other Assets (Liabilities) - 1.2%		8,767,781

Net Assets - 100.0%		$713,585,430

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value

ASSETS
Investments
Exchange-Traded Funds	$694,892,341	$—	$—	$694,892,341
Other Investment Company	1,600,000	—	—	1,600,000
Repurchase Agreement	—	8,325,308	—	8,325,308

Total Investments	$696,492,341	$8,325,308	$—	$704,817,649

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of the securities on loan is $57,371,634, collateralized by cash collateral of $1,600,000 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $56,994,800. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at June 30, 2024.
(C)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Dynamic Allocation -

Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Unaffiliated investments, at value (cost $642,159,827) (including securities loaned of $57,371,634)	$696,492,341
Repurchase agreement, at value (cost $8,325,308)	8,325,308
Receivables and other assets:
Investments sold	10,937,344
Net income from securities lending	24,051
Interest	1,734
Prepaid expenses	2,861

Total assets	715,783,639

Liabilities:
Cash collateral received upon return of:
Securities on loan	1,600,000
Payables and other liabilities:
Shares of beneficial interest redeemed	120,789
Investment management fees	244,866
Distribution and service fees	137,252
Transfer agent costs	750
Trustee and CCO fees	2,130
Audit and tax fees	11,938
Custody fees	12,447
Legal fees	15,712
Printing and shareholder reports fees	36,286
Other accrued expenses	16,039

Total liabilities	2,198,209

Net assets	$713,585,430

Net assets consist of:
Capital stock ($0.01 par value)	$642,949
Additional paid-in capital	724,634,746
Total distributable earnings (accumulated losses)	(11,692,265)

Net assets	$713,585,430

Shares outstanding	64,294,949

Net asset value and offering price per share	$11.10

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income from unaffiliated investments	$8,802,944
Interest income from unaffiliated investments	162,669
Net income from securities lending	83,443

Total investment income	9,049,056

Expenses:
Investment management fees	1,764,406
Distribution and service fees	887,661
Transfer agent costs	4,091
Trustee and CCO fees	16,651
Audit and tax fees	11,829
Custody fees	17,752
Legal fees	29,350
Printing and shareholder reports fees	33,687
Other	24,726

Total expenses before waiver and/or reimbursement and recapture	2,790,153

Expenses waived and/or reimbursed	(185,180)

Net expenses	2,604,973

Net investment income (loss)	6,444,083

Net realized gain (loss) on:

Unaffiliated investments	3,982,275

Net change in unrealized appreciation (depreciation) on:

Unaffiliated investments	27,814,755

Net realized and change in unrealized gain (loss)	31,797,030

Net increase (decrease) in net assets resulting from operations	$38,241,113

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Dynamic Allocation -

Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$6,444,083	$13,855,383
Net realized gain (loss)	3,982,275	(8,900,574)
Net change in unrealized appreciation (depreciation)	27,814,755	83,552,316

Net increase (decrease) in net assets resulting from operations	38,241,113	88,507,125

Dividends and/or distributions to shareholders:

Dividends and/or distributions to shareholders	—	(10,318,343)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(10,318,343)

Capital share transactions:
Proceeds from shares sold	2,928,851	5,664,814
Dividends and/or distributions reinvested	—	10,318,343
Cost of shares redeemed	(58,763,746)	(114,520,093)

Net increase (decrease) in net assets resulting from capital share transactions	(55,834,895)	(98,536,936)

Net increase (decrease) in net assets	(17,593,782)	(20,348,154)

Net assets:
Beginning of period/year	731,179,212	751,527,366
End of period/year	$713,585,430	$731,179,212

Capital share transactions - shares:

Shares issued	271,690	565,426
Shares reinvested	—	1,028,748
Shares redeemed	(5,452,921)	(11,515,488)

Net increase (decrease) in shares outstanding	(5,181,231)	(9,921,314)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Dynamic Allocation -

Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and

years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023		December 31, 2022		December 31, 2021		December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$10.52		$9.47		$12.34		$12.53		$12.98	$11.66

Investment operations:

Net investment income (loss)(A)	0.10		0.19		0.13		0.12		0.07	0.20

Net realized and unrealized gain (loss)	0.48		1.00		(2.06)		1.00		(0.15)	1.66

Total investment operations	0.58		1.19		(1.93)		1.12		(0.08)	1.86

Dividends and/or distributions to shareholders:

Net investment income	—		(0.14)		(0.13)		(0.07)		(0.21)	(0.21)

Net realized gains	—		—		(0.81)		(1.24)		(0.16)	(0.33)

Total dividends and/or distributions to shareholders	—		(0.14)		(0.94)		(1.31)		(0.37)	(0.54)

Net asset value, end of period/year	$11.10		$10.52		$9.47		$12.34		$12.53	$12.98

Total return	5.51	%(B)	12.66%		(15.89)%		9.17%		(0.55)%	16.06%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$713,585		$731,179		$751,527		$1,011,184		$1,043,546	$1,134,418

Expenses to average net assets(C)

Excluding waiver and/or reimbursement and recapture	0.79	%(D)	0.79%		0.77%		0.84%		0.85%	0.84%

Including waiver and/or reimbursement and recapture	0.73	%(D)(E)	0.74	%(E)	0.72	%(E)	0.83	%(E)	0.85%	0.84%

Net investment income (loss) to average net assets	1.81	%(D)	1.87%		1.22%		0.95%		0.58%	1.56%

Portfolio turnover rate	10	%(B)	63%		227%		55%		127%	14%

(A)	Calculated based on average number of shares outstanding.

(B)	Not annualized.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

(D)	Annualized.

(E)

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Dynamic Allocation - Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1.  ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Dynamic Allocation - Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Dynamic Allocation - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1.  ORGANIZATION (continued)

and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2.  SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3.  INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Dynamic Allocation - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3.  INVESTMENT VALUATION (continued)

characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4.  BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Dynamic Allocation - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4.  BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions Exchange-Traded Funds	$1,600,000	$—	$—	$—	$1,600,000
Total Borrowings	$1,600,000	$—	$—	$—	$1,600,000

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Dynamic Allocation - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5.  RISK FACTORS (continued)

equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

6.  FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $500 million	0.5000%
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $2.5 billion	0.4725
Over $2.5 billion up to $3.5 billion	0.4650
Over $3.5 billion up to $4.5 billion	0.4525
Over $4.5 billion	0.4400

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Dynamic Allocation - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.80%	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 68,012,501	$ 132,040,720

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Dynamic Allocation - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)

$ 650,485,135	$ 79,680,491	$ (25,347,977)	$ 54,332,514

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Dynamic Allocation - Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Dynamic Allocation – Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Dynamic Allocation - Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2021, pursuant to its current investment strategies and benchmarks.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Dynamic Allocation - Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

PO Box 219945
Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value

EXCHANGE-TRADED FUNDS - 97.6%
International Equity Funds - 20.0%
iShares Core MSCI EAFE ETF	617,571	$44,860,357
iShares MSCI EAFE ETF (A)	284,503	22,285,120

		67,145,477

U.S. Equity Fund - 50.4%
iShares Core S&P 500 ETF	308,795	168,981,888

U.S. Fixed Income Funds - 27.2%
iShares 7-10 Year Treasury Bond ETF	272,108	25,482,914
iShares Core U.S. Aggregate Bond ETF	394,907	38,333,623
iShares iBoxx $ Investment Grade Corporate Bond ETF	37,505	4,017,536
iShares Short Treasury Bond ETF	152,370	16,836,885
iShares U.S. Treasury Bond ETF	297,004	6,703,380

		91,374,338

Total Exchange-Traded Funds (Cost $277,570,507)		327,501,703

	Principal	Value

REPURCHASE AGREEMENT - 2.2%
Fixed Income Clearing Corp.,
2.50% (B), dated 06/28/2024, to be repurchased at $7,483,601 on 07/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 03/31/2026, and with a value of $7,631,750.	$7,482,042	$7,482,042

Total Repurchase Agreement (Cost $7,482,042)		7,482,042

Total Investments (Cost $285,052,549)		334,983,745

Net Other Assets (Liabilities) - 0.2%		544,728

Net Assets - 100.0%		$335,528,473

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value

ASSETS
Investments
Exchange-Traded Funds	$327,501,703	$—	$—	$327,501,703
Repurchase Agreement	—	7,482,042	—	7,482,042

Total Investments	$327,501,703	$7,482,042	$—	$334,983,745

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of the securities on loan is $22,062,193, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $22,532,560. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at June 30, 2024.
(C)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:

Unaffiliated investments, at value (cost $277,570,507) (including securities loaned of $22,062,193)	$327,501,703
Repurchase agreement, at value (cost $7,482,042)	7,482,042
Receivables and other assets:
Investments sold	2,804,982
Net income from securities lending	6,071
Interest	1,559
Prepaid expenses	1,337

Total assets	337,797,694

Liabilities:
Payables and other liabilities:
Investments purchased	1,846,639
Shares of beneficial interest redeemed	186,602
Investment management fees	115,615
Distribution and service fees	64,366
Transfer agent costs	321
Trustee and CCO fees	912
Audit and tax fees	10,871
Custody fees	7,570
Legal fees	6,772
Printing and shareholder reports fees	19,164
Other accrued expenses	10,389

Total liabilities	2,269,221

Net assets	$335,528,473

Net assets consist of:
Capital stock ($0.01 par value)	$265,908
Additional paid-in capital	306,459,325
Total distributable earnings (accumulated losses)	28,803,240

Net assets	$335,528,473

Shares outstanding	26,590,816

Net asset value and offering price per share	$12.62

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:

Dividend income from unaffiliated investments	$3,683,050
Interest income from unaffiliated investments	92,303
Net income from securities lending	23,981

Total investment income	3,799,334

Expenses:
Investment management fees	823,658
Distribution and service fees	411,829
Transfer agent costs	1,874
Trustee and CCO fees	7,678
Audit and tax fees	10,555
Custody fees	7,430
Legal fees	13,161
Printing and shareholder reports fees	17,638
Other	16,180

Total expenses before waiver and/or reimbursement and recapture	1,310,003

Expenses waived and/or reimbursed	(85,907)

Net expenses	1,224,096

Net investment income (loss)	2,575,238

Net realized gain (loss) on:
Unaffiliated investments	6,548,405

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	17,196,524

Net realized and change in unrealized gain (loss)	23,744,929

Net increase (decrease) in net assets resulting from operations	$26,320,167

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Dynamic Allocation –

Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$ 2,575,238	$ 5,347,488
Net realized gain (loss)	6,548,405	(3,164,340)
Net change in unrealized appreciation (depreciation)	17,196,524	50,708,455

Net increase (decrease) in net assets resulting from operations	26,320,167	52,891,603

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(4,242,030)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(4,242,030)

Capital share transactions:
Proceeds from shares sold	2,289,225	5,268,332
Dividends and/or distributions reinvested	—	4,242,030
Cost of shares redeemed	(28,397,394)	(50,405,726)

Net increase (decrease) in net assets resulting from capital share transactions	(26,108,169)	(40,895,364)

Net increase (decrease) in net assets	211,998	7,754,209

Net assets:
Beginning of period/year	335,316,475	327,562,266
End of period/year	$335,528,473	$335,316,475

Capital share transactions - shares:
Shares issued	188,173	482,756
Shares reinvested	—	383,894
Shares redeemed	(2,347,500)	(4,652,963)

Net increase (decrease) in shares outstanding	(2,159,327)	(3,786,313)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Dynamic Allocation –

Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023		December 31, 2022		December 31, 2021		December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$11.66		$10.07		$13.58		$13.04		$13.70	$12.32

Investment operations:

Net investment income (loss)(A)	0.09		0.17		0.13		0.12		0.04	0.19

Net realized and unrealized gain (loss)	0.87		1.56		(2.38)		1.72		(0.35)	1.85

Total investment operations	0.96		1.73		(2.25)		1.84		(0.31)	2.04

Dividends and/or distributions to shareholders:

Net investment income	—		(0.14)		(0.14)		(0.04)		(0.21)	(0.19)

Net realized gains	—		—		(1.12)		(1.26)		(0.14)	(0.47)

Total dividends and/or distributions to shareholders	—		(0.14)		(1.26)		(1.30)		(0.35)	(0.66)

Net asset value, end of period/year	$12.62		$11.66		$10.07		$13.58		$13.04	$13.70

Total return	8.23	%(B)	17.28%		(16.92)%		14.41%		(2.17)%	16.83%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$335,528		$335,316		$327,562		$452,539		$450,524	$504,075

Expenses to average net assets(C)

Excluding waiver and/or reimbursement and recapture	0.80	%(D)	0.81%		0.78%		0.86%		0.87%	0.86%

Including waiver and/or reimbursement and recapture	0.74	%(D)(E)	0.75	%(E)	0.73	%(E)	0.85	%(E)	0.87%	0.86%

Net investment income (loss) to average net assets	1.56	%(D)	1.61%		1.14%		0.92%		0.31%	1.47%

Portfolio turnover rate	9	%(B)	32%		288%		43%		173%	16%

(A)	Calculated based on average number of shares outstanding.

(B)	Not annualized.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

(D)	Annualized.

(E)

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Dynamic Allocation –  Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $500 million	0.5000%
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $2.5 billion	0.4725
Over $2.5 billion up to $3.5 billion	0.4650
Over $3.5 billion up to $4.5 billion	0.4525
Over $4.5 billion	0.4400

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.80%	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities

$ 30,592,059	$ 54,872,246

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 285,052,549	$ 55,584,299	$ (5,653,103)	$ 49,931,196

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Dynamic Allocation –  Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period, in line with the median for the past 3-year period and below the median for the past 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2021 pursuant to its current investment strategies and benchmarks.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945
Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica BlackRock iShares Edge 40 VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value

EXCHANGE-TRADED FUNDS - 100.1%
International Equity Funds - 9.9%
iShares MSCI EAFE Min Vol Factor ETF (A)	247,770	$17,184,088
iShares MSCI Emerging Markets Min Vol Factor ETF	86,775	4,964,398

		22,148,486

U.S. Equity Funds - 31.1%
iShares MSCI USA Min Vol Factor ETF	178,830	15,014,567
iShares MSCI USA Momentum Factor ETF (A)	78,288	15,255,982
iShares MSCI USA Quality Factor ETF	90,117	15,388,379
iShares MSCI USA Size Factor ETF (A)	65,661	9,030,357
iShares MSCI USA Value Factor ETF (A)	139,111	14,392,424

		69,081,709

U.S. Fixed Income Funds - 59.1%
iShares Broad USD Investment Grade Corporate Bond ETF (A)	423,783	21,278,145
iShares Core U.S. Aggregate Bond ETF	1,134,161	110,093,008

		131,371,153

Total Exchange-Traded Funds (Cost $209,024,337)		222,601,348

	Shares	Value

OTHER INVESTMENT COMPANY - 9.2%
Securities Lending Collateral - 9.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (B)	20,534,349	$20,534,349

Total Other Investment Company (Cost $20,534,349)		20,534,349

Total Investments (Cost $229,558,686)		243,135,697

Net Other Assets (Liabilities) - (9.3)%		(20,730,180)

Net Assets - 100.0%		$222,405,517

INVESTMENT VALUATION:

Valuation Inputs  (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value

ASSETS
Investments
Exchange-Traded Funds	$222,601,348	$—	$—	$222,601,348
Other Investment Company	20,534,349	—	—	20,534,349

Total Investments	$243,135,697	$—	$—	$243,135,697

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of the securities on loan is $29,115,860, collateralized by cash collateral of $20,534,349 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $9,200,250. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at June 30, 2024.
(C)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 40 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Unaffiliated investments, at value (cost $229,558,686) (including securities loaned of $29,115,860)	$243,135,697
Cash	35,066
Foreign currency, at value (cost $666)	654
Receivables and other assets:
Net income from securities lending	10,432
Shares of beneficial interest sold	1,906
Tax reclaims	15,377
Prepaid expenses	897

Total assets	243,200,029

Liabilities:
Cash collateral received upon return of:
Securities on loan	20,534,349
Payables and other liabilities:
Shares of beneficial interest redeemed	123,020
Investment management fees	42,422
Distribution and service fees	38,904
Transfer agent costs	242
Trustee and CCO fees	702
Audit and tax fees	13,209
Custody fees	10,473
Legal fees	5,055
Printing and shareholder reports fees	17,723
Other accrued expenses	8,413

Total liabilities	20,794,512

Net assets	$222,405,517

Net assets consist of:
Capital stock ($0.01 par value)	$251,185
Additional paid-in capital	195,496,887
Total distributable earnings (accumulated losses)	26,657,445

Net assets	$222,405,517

Net assets by class:
Initial Class	$20,360,591
Service Class	202,044,926

Shares outstanding:
Initial Class	2,280,806
Service Class	22,837,713

Net asset value and offering price per share:
Initial Class	$8.93
Service Class	8.85

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income from unaffiliated investments	$2,962,323
Interest income from unaffiliated investments	767
Net income from securities lending	33,626

Total investment income	2,996,716

Expenses:
Investment management fees	334,910
Distribution and service fees:
Service Class	254,278
Transfer agent costs	1,294
Trustee and CCO fees	5,260
Audit and tax fees	12,989
Custody fees	11,699
Legal fees	9,344
Printing and shareholder reports fees	16,504
Other	11,944

Total expenses before waiver and/or reimbursement and recapture	658,222
Expenses waived and/or reimbursed:
Initial Class	(5,181)
Service Class	(52,697)
Recapture of previously waived and/or reimbursed fees:
Initial Class	4
Service Class	4

Net expenses	600,352

Net investment income (loss)	2,396,364

Net realized gain (loss) on:
Unaffiliated investments	2,888,335

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	1,879,919
Translation of assets and liabilities denominated in foreign currencies	(488)

Net change in unrealized appreciation (depreciation)	1,879,431

Net realized and change in unrealized gain (loss)	4,767,766

Net increase (decrease) in net assets resulting from operations	$7,164,130

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 40 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$2,396,364	$5,480,117
Net realized gain (loss)	2,888,335	2,861,326
Net change in unrealized appreciation (depreciation)	1,879,431	12,052,150

Net increase (decrease) in net assets resulting from operations	7,164,130	20,393,593

Dividends and/or distributions to shareholders:
Initial Class	—	(762,305)
Service Class	—	(7,677,357)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(8,439,662)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,186,287	1,039,407
Service Class	476,198	1,234,141
	1,662,485	2,273,548
Dividends and/or distributions reinvested:
Initial Class	—	762,305
Service Class	—	7,677,357
	—	8,439,662
Cost of shares redeemed:
Initial Class	(1,597,637)	(2,621,143)
Service Class	(16,926,955)	(33,856,700)

	(18,524,592)	(36,477,843)

Net increase (decrease) in net assets resulting from capital share transactions	(16,862,107)	(25,764,633)

Net increase (decrease) in net assets	(9,697,977)	(13,810,702)

Net assets:
Beginning of period/year	232,103,494	245,914,196
End of period/year	$222,405,517	$232,103,494

Capital share transactions - shares:
Shares issued:
Initial Class	133,773	124,213
Service Class	54,724	149,521
	188,497	273,734
Shares reinvested:
Initial Class	—	92,625
Service Class	—	939,701
	—	1,032,326
Shares redeemed:
Initial Class	(181,933)	(313,381)
Service Class	(1,948,404)	(4,089,827)
	(2,130,337)	(4,403,208)
Net increase (decrease) in shares outstanding:
Initial Class	(48,160)	(96,543)
Service Class	(1,893,680)	(3,000,605)
	(1,941,840)	(3,097,148)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 40 VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class

	June 30, 2024 (unaudited)		December 31, 2023		December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019

Net asset value, beginning of period/year	$8.64		$8.21		$10.20		$9.98		$9.39		$9.61

Investment operations:

Net investment income (loss)(A)	0.10		0.21		0.18		0.15		0.17		0.24

Net realized and unrealized gain (loss)	0.19		0.55		(1.62)		0.45		0.72		1.18

Total investment operations	0.29		0.76		(1.44)		0.60		0.89		1.42

Dividends and/or distributions to shareholders:
Net investment income	—		(0.20)		(0.17)		(0.18)		(0.23)		(0.24)

Net realized gains	—		(0.13)		(0.38)		(0.20)		(0.07)		(1.40)

Total dividends and/or distributions to shareholders	—		(0.33)		(0.55)		(0.38)		(0.30)		(1.64)

Net asset value, end of period/year	$8.93		$8.64		$8.21		$10.20		$9.98		$9.39

Total return	3.36	%(B)	9.45%		(14.24)%		6.09%		9.65%		15.31%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$20,361		$20,118		$19,923		$25,371		$27,992		$25,439

Expenses to average net assets(C)

Excluding waiver and/or reimbursement and recapture	0.36	%(D)	0.37%		0.35%		0.34%		0.34%		0.34%

Including waiver and/or reimbursement and recapture	0.31	%(D)(E)	0.31	%(E)	0.30	%(E)(F)	0.29	%(F)	0.29	%(F)	0.30	%(F)

Net investment income (loss) to average net assets	2.39	%(D)	2.56%		1.97%		1.50%		1.84%		2.42%

Portfolio turnover rate	3	%(B)	4%		5%		6%		13%		4%

(A)	Calculated based on average number of shares outstanding.

(B)	Not annualized.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

(D)	Annualized.

(E)

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(F)	TAM contractually agreed to waive 0.05% of the average daily net assets from its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 40 VP

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023		December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019

Net asset value, beginning of period/year	$8.57		$8.15		$10.12		$9.91		$9.32		$9.54

Investment operations:

Net investment income (loss)(A)	0.09		0.19		0.15		0.13		0.15		0.21

Net realized and unrealized gain (loss)	0.19		0.53		(1.59)		0.44		0.72		1.18

Total investment operations	0.28		0.72		(1.44)		0.57		0.87		1.39

Dividends and/or distributions to shareholders:

Net investment income	—		(0.17)		(0.15)		(0.16)		(0.21)		(0.21)

Net realized gains	—		(0.13)		(0.38)		(0.20)		(0.07)		(1.40)

Total dividends and/or distributions to shareholders	—		(0.30)		(0.53)		(0.36)		(0.28)		(1.61)

Net asset value, end of period/year	$8.85		$8.57		$8.15		$10.12		$9.91		$9.32

Total return	3.27	%(B)	9.07%		(14.44)%		5.78%		9.45%		15.10%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$202,045		$211,985		$225,991		$307,762		$322,599		$316,279

Expenses to average net assets(C)

Excluding waiver and/or reimbursement and recapture	0.61	%(D)	0.62%		0.60%		0.59%		0.59%		0.59%

Including waiver and/or reimbursement and recapture	0.56	%(D)(E)	0.56	%(E)	0.55	%(E)(F)	0.54	%(F)	0.54	%(F)	0.55	%(F)

Net investment income (loss) to average net assets	2.12	%(D)	2.30%		1.71%		1.26%		1.58%		2.17%

Portfolio turnover rate	3	%(B)	4%		5%		6%		13%		4%

(A)	Calculated based on average number of shares outstanding.

(B)	Not annualized.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

(D)	Annualized.

(E)

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(F)	TAM contractually agreed to waive 0.05% of the average daily net assets from its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Edge 40 VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2024 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions Exchange-Traded Funds	$ 20,534,349	$ —	$ —	$ —	$ 20,534,349
Total Borrowings	$ 20,534,349	$ —	$ —	$ —	$ 20,534,349

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK FACTORS (continued)

Smart beta investing risk: Smart beta strategies seek to capture broad, consistent drivers of return and to out-perform traditional index strategies. These strategies may not work as intended. An underlying ETF pursuing a smart beta strategy may not achieve its objective and may not perform as well as other funds using other asset management strategies.

Underlying exchange-traded funds risk: Because the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Portfolio invests more of its assets in one underlying ETF than in another, the Portfolio will have greater exposure to the risks of that underlying ETF. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $1 billion	0.30%
Over $1 billion	0.28

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.31%	May 1, 2025
Service Class	0.56	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the 36-month period ended June 30, 2024, the balances available for recapture by TAM for the Portfolio are as follows:

	Amounts Available
	2021	2022	2023	2024	Total
Initial Class	$—	$—	$1,918	$215	$2,133
Service Class	—	—	20,402	1,845	22,247

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities

$ 6,712,190	$ 20,811,282

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 229,558,686	$ 26,972,509	$ (13,395,498)	$ 13,577,011

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 40 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Edge 40 VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 40 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 5-year period and below the median for the past 1-, 3- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2018 pursuant to its current investment objective, investment strategies and benchmarks.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 40 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945
Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica BlackRock iShares Edge 50 VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value

EXCHANGE-TRADED FUNDS - 99.9%
International Equity Funds - 12.1%
iShares MSCI EAFE Min Vol Factor ETF	587,389	$40,738,364
iShares MSCI Emerging Markets Min Vol Factor ETF	197,936	11,323,919

		52,062,283

U.S. Equity Funds - 38.5%
iShares MSCI USA Min Vol Factor ETF	427,163	35,864,605
iShares MSCI USA Momentum Factor ETF	187,028	36,446,146
iShares MSCI USA Quality Factor ETF	215,289	36,762,750
iShares MSCI USA Size Factor ETF	156,257	21,490,025
iShares MSCI USA Value Factor ETF	332,741	34,425,384

		164,988,910

U.S. Fixed Income Fund - 49.3%
iShares Core U.S. Aggregate Bond ETF	2,180,883	211,698,313

Total Exchange-Traded Funds (Cost $407,845,584)		428,749,506

	Principal	Value

REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp.,
2.50% (A), dated 06/28/2024, to be repurchased at $684,171 on 07/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 03/31/2026, and with a value of $697,812.	$684,029	$ 684,029

Total Repurchase Agreement (Cost $684,029)		684,029

Total Investments (Cost $408,529,613)		429,433,535

Net Other Assets (Liabilities) - (0.1)%		(486,792)

Net Assets - 100.0%		$428,946,743

INVESTMENT VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value

ASSETS
Investments
Exchange-Traded Funds	$428,749,506	$—	$—	$428,749,506
Repurchase Agreement	—	684,029	—	684,029

Total Investments	$428,749,506	$684,029	$—	$429,433,535

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at June 30, 2024.
(B)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 50 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Unaffiliated investments, at value (cost $407,845,584)	$428,749,506
Repurchase agreement, at value (cost $684,029)	684,029
Receivables and other assets:
Net income from securities lending	4,944
Interest	143
Prepaid expenses	1,724

Total assets	429,440,346

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	281,767
Investment management fees	82,493
Distribution and service fees	82,493
Transfer agent costs	428
Trustee and CCO fees	1,220
Audit and tax fees	11,448
Custody fees	650
Legal fees	8,960
Printing and shareholder reports fees	13,084
Other accrued expenses	11,060

Total liabilities	493,603

Net assets	$428,946,743

Net assets consist of:
Capital stock ($0.01 par value)	$324,409
Additional paid-in capital	384,675,805
Total distributable earnings (accumulated losses)	43,946,529

Net assets	$428,946,743

Shares outstanding	32,440,924

Net asset value and offering price per share	$13.22

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income from unaffiliated investments	$5,269,649
Interest income from unaffiliated investments	3,057
Net income from securities lending	28,959

Total investment income	5,301,665

Expenses:
Investment management fees	637,453
Distribution and service fees	531,211
Transfer agent costs	2,433
Trustee and CCO fees	9,926
Audit and tax fees	11,043
Custody fees	4,118
Legal fees	17,190
Printing and shareholder reports fees	12,929
Other	16,147

Total expenses before waiver and/or reimbursement and recapture	1,242,450

Expenses waived and/or reimbursed	(106,242)

Net expenses	1,136,208

Net investment income (loss)	4,165,457

Net realized gain (loss) on:
Unaffiliated investments	5,611,907

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	8,039,512

Net realized and change in unrealized gain (loss)	13,651,419

Net increase (decrease) in net assets resulting from operations	$17,816,876

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 50 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$4,165,457	$9,237,503
Net realized gain (loss)	5,611,907	4,777,428
Net change in unrealized appreciation (depreciation)	8,039,512	26,022,399

Net increase (decrease) in net assets resulting from operations	17,816,876	40,037,330

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(10,694,397)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(10,694,397)

Capital share transactions:
Proceeds from shares sold	2,082,210	3,912,575
Dividends and/or distributions reinvested	—	10,694,397
Cost of shares redeemed	(27,080,902)	(46,848,057)

Net increase (decrease) in net assets resulting from capital share transactions	(24,998,692)	(32,241,085)

Net increase (decrease) in net assets	(7,181,816)	(2,898,152)

Net assets:
Beginning of period/year	436,128,559	439,026,711
End of period/year	$428,946,743	$436,128,559

Capital share transactions - shares:
Shares issued	160,550	316,489
Shares reinvested	—	884,566
Shares redeemed	(2,093,929)	(3,872,720)

Net increase (decrease) in shares outstanding	(1,933,379)	(2,671,665)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 50 VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023		December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019

Net asset value, beginning of period/year	$12.69		$11.85		$14.40		$13.70		$12.68		$11.04

Investment operations:

Net investment income (loss)(A)	0.12		0.26		0.20		0.17		0.19		0.27

Net realized and unrealized gain (loss)	0.41		0.88		(2.27)		0.89		1.03		1.50

Total investment operations	0.53		1.14		(2.07)		1.06		1.22		1.77

Dividends and/or distributions to shareholders:

Net investment income	—		(0.21)		(0.17)		(0.16)		(0.16)		(0.11)

Net realized gains	—		(0.09)		(0.31)		(0.20)		(0.04)		(0.02)

Total dividends and/or distributions to shareholders	—		(0.30)		(0.48)		(0.36)		(0.20)		(0.13)

Net asset value, end of period/year	$13.22		$12.69		$11.85		$14.40		$13.70		$12.68

Total return	4.18	%(B)	9.79%		(14.48)%		7.74%		9.72%		16.04%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$428,947		$436,129		$439,027		$540,360		$488,968		$328,313

Expenses to average net assets(C)

Excluding waiver and/or reimbursement and recapture	0.58	%(D)	0.59%		0.58%		0.57%		0.58%		0.58%

Including waiver and/or reimbursement and recapture	0.53	%(D)(E)	0.54	%(E)	0.53	%(E)(F)	0.52	%(F)	0.53	%(F)	0.54	%(F)

Net investment income (loss) to average net assets	1.96	%(D)	2.13%		1.60%		1.19%		1.48%		2.21%

Portfolio turnover rate	4	%(B)	5%		7%		7%		11%		2%

(A)	Calculated based on average number of shares outstanding.

(B)	Not annualized.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

(D)	Annualized.

(E)

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(F)	TAM contractually agreed to waive 0.05% of the average daily net assets from its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Edge 50 VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2024 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.

Smart beta investing risk: Smart beta strategies seek to capture broad, consistent drivers of return and to out-perform traditional index strategies. These strategies may not work as intended. An underlying ETF pursuing a smart beta strategy may not achieve its objective and may not perform as well as other funds using other asset management strategies.

Underlying exchange-traded funds risk: Because the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Portfolio invests more of its assets in one underlying ETF than in another, the Portfolio will have greater exposure to the risks of that underlying ETF. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $1 billion	0.30%
Over $1 billion	0.28

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.56%	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities

$ 15,489,576	$ 36,797,478

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 408,529,613	$ 52,400,126	$ (31,496,204)	$ 20,903,922

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 50 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Edge 50 VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limit, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 50 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3- and 5-year periods.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 50 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945
Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica BlackRock iShares Edge 75 VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value

EXCHANGE-TRADED FUNDS - 100.2%
International Equity Funds - 18.5%
iShares MSCI EAFE Min Vol Factor ETF	314,819	$21,834,272
iShares MSCI Emerging Markets Min Vol Factor ETF	105,249	6,021,295

		27,855,567

U.S. Equity Funds - 56.9%
iShares MSCI USA Min Vol Factor ETF	223,149	18,735,590
iShares MSCI USA Momentum Factor ETF (A)	95,917	18,691,346
iShares MSCI USA Quality Factor ETF	108,942	18,602,936
iShares MSCI USA Size Factor ETF (A)	81,558	11,216,672
iShares MSCI USA Value Factor ETF (A)	176,557	18,266,587

		85,513,131

U.S. Fixed Income Fund - 24.8%
iShares Core U.S. Aggregate Bond ETF	383,341	37,210,911

Total Exchange-Traded Funds (Cost $131,411,916)		150,579,609

	Shares	Value

OTHER INVESTMENT COMPANY - 3.9%
Securities Lending Collateral - 3.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (B)	5,823,388	$ 5,823,388

Total Other Investment Company (Cost $5,823,388)		5,823,388

Total Investments (Cost $137,235,304)		156,402,997

Net Other Assets (Liabilities) - (4.1)%		(6,189,224)

Net Assets - 100.0%		$150,213,773

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value

ASSETS
Investments
Exchange-Traded Funds	$150,579,609	$—	$—	$150,579,609
Other Investment Company	5,823,388	—	—	5,823,388

Total Investments	$156,402,997	$—	$—	$156,402,997

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of the securities on loan is $6,002,486, collateralized by cash collateral of $5,823,388 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $306,675. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at June 30, 2024.
(C)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 75 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Unaffiliated investments, at value (cost $137,235,304) (including securities loaned of $6,002,486)	$156,402,997
Cash	63,305
Receivables and other assets:
Investments sold	1,240,991
Net income from securities lending	7,620
Shares of beneficial interest sold	808
Prepaid expenses	601

Total assets	157,716,322

Liabilities:
Cash collateral received upon return of:
Securities on loan	5,823,388
Payables and other liabilities:
Investments purchased	1,250,323
Shares of beneficial interest redeemed	345,143
Investment management fees	28,848
Distribution and service fees	28,848
Transfer agent costs	149
Trustee and CCO fees	453
Audit and tax fees	9,703
Custody fees	846
Legal fees	3,222
Printing and shareholder reports fees	4,361
Other accrued expenses	7,265

Total liabilities	7,502,549

Net assets	$150,213,773

Net assets consist of:
Capital stock ($0.01 par value)	$101,781
Additional paid-in capital	119,981,727
Total distributable earnings (accumulated losses)	30,130,265

Net assets	$150,213,773

Shares outstanding	10,178,086

Net asset value and offering price per share	$14.76

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income from unaffiliated investments	$1,643,207
Interest income from unaffiliated investments	1,034
Net income from securities lending	20,761

Total investment income	1,665,002

Expenses:
Investment management fees	224,163
Distribution and service fees	186,802
Transfer agent costs	854
Trustee and CCO fees	3,524
Audit and tax fees	9,558
Custody fees	2,504
Legal fees	6,096
Printing and shareholder reports fees	4,493
Other	10,226

Total expenses before waiver and/or reimbursement and recapture	448,220

Expenses waived and/or reimbursed	(37,360)

Net expenses	410,860

Net investment income (loss)	1,254,142

Net realized gain (loss) on: Unaffiliated investments	3,633,127

Net change in unrealized appreciation (depreciation) on: Unaffiliated investments	5,172,581

Net realized and change in unrealized gain (loss)	8,805,708

Net increase (decrease) in net assets resulting from operations	$10,059,850

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 75 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$ 1,254,142	$ 2,836,849
Net realized gain (loss)	3,633,127	3,733,474
Net change in unrealized appreciation (depreciation)	5,172,581	10,958,144

Net increase (decrease) in net assets resulting from operations	10,059,850	17,528,467

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(7,521,519)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(7,521,519)

Capital share transactions:
Proceeds from shares sold	2,115,839	5,646,883
Dividends and/or distributions reinvested	—	7,521,519
Cost of shares redeemed	(14,058,778)	(29,288,424)

Net increase (decrease) in net assets resulting from capital share transactions	(11,942,939)	(16,120,022)

Net increase (decrease) in net assets	(1,883,089)	(6,113,074)

Net assets:
Beginning of period/year	152,096,862	158,209,936
End of period/year	$150,213,773	$152,096,862

Capital share transactions - shares:
Shares issued	147,022	429,776
Shares reinvested	—	574,600
Shares redeemed	(980,119)	(2,201,392)

Net increase (decrease) in shares outstanding	(833,097)	(1,197,016)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 75 VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023		December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019

Net asset value, beginning of period/year	$13.81		$12.96		$16.20		$14.79		$13.66		$11.50

Investment operations:

Net investment income (loss)(A)	0.12		0.24		0.21		0.18		0.18		0.27

Net realized and unrealized gain (loss)	0.83		1.29		(2.62)		1.73		1.20		2.06

Total investment operations	0.95		1.53		(2.41)		1.91		1.38		2.33

Dividends and/or distributions to shareholders:

Net investment income	—		(0.25)		(0.20)		(0.17)		(0.18)		(0.12)

Net realized gains	—		(0.43)		(0.63)		(0.33)		(0.07)		(0.05)

Total dividends and/or distributions to shareholders	—		(0.68)		(0.83)		(0.50)		(0.25)		(0.17)

Net asset value, end of period/year	$14.76		$13.81		$12.96		$16.20		$14.79		$13.66

Total return	6.88	%(B)	12.09%		(15.06)%		12.94%		10.26%		20.28%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$150,214		$152,097		$158,210		$218,989		$195,054		$139,315

Expenses to average net assets(C)

Excluding waiver and/or reimbursement and recapture	0.60	%(D)	0.60%		0.59%		0.58%		0.59%		0.60%

Including waiver and/or reimbursement and recapture	0.55	%(D)(E)	0.55	%(E)	0.54	%(E)(F)	0.53	%(F)	0.56	%(F)	0.56	%(F)

Net investment income (loss) to average net assets	1.68	%(D)	1.84%		1.50%		1.16%		1.37%		2.11%

Portfolio turnover rate	5	%(B)	6%		8%		14%		13%		4%

(A)	Calculated based on average number of shares outstanding.

(B)	Not annualized.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

(D)	Annualized.

(E)

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(F)	TAM contractually agreed to waive 0.05% of the average daily net assets from its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Edge 75 VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2024 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

	Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions Exchange-Traded Funds	$5,823,388	$—	$—	$—	$5,823,388
Total Borrowings	$5,823,388	$—	$—	$—	$5,823,388

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.

Smart beta investing risk: Smart beta strategies seek to capture broad, consistent drivers of return and to out-perform traditional index strategies. These strategies may not work as intended. An underlying ETF pursuing a smart beta strategy may not achieve its objective and may not perform as well as other funds using other asset management strategies.

Underlying exchange-traded funds risk: Because the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Portfolio invests more of its assets in one underlying ETF than in another, the Portfolio will have greater exposure to the risks of that underlying ETF. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $1 billion	0.30%
Over $1 billion	0.28

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.56%	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities

$ 6,927,070	$ 17,188,116

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 137,235,304	$ 24,585,214	$ (5,417,521)	$ 19,167,693

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 75 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Edge 75 VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limit, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 75 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3- and 5-year periods.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 75 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945
Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica BlackRock iShares Edge 100 VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value

EXCHANGE-TRADED FUNDS - 99.9%
International Equity Funds - 24.8%
iShares MSCI EAFE Min Vol Factor ETF (A)	199,267	$13,820,163
iShares MSCI Emerging Markets Min Vol Factor ETF	68,143	3,898,461

		17,718,624

U.S. Equity Funds - 75.1%
iShares MSCI USA Min Vol Factor ETF	139,025	11,672,539
iShares MSCI USA Momentum Factor ETF (A)	60,381	11,766,445
iShares MSCI USA Quality Factor ETF	68,580	11,710,721
iShares MSCI USA Size Factor ETF	51,027	7,017,743
iShares MSCI USA Value Factor ETF (A)	111,797	11,566,518

		53,733,966

Total Exchange-Traded Funds (Cost $57,655,418)		71,452,590

OTHER INVESTMENT COMPANY - 14.7%
Securities Lending Collateral - 14.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (B)	10,548,187	10,548,187

Total Other Investment Company (Cost $10,548,187)		10,548,187

	Principal	Value

REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp.,
2.50% (B), dated 06/28/2024, to be repurchased at $136,438 on 07/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 03/31/2026, and with a value of $139,242.	$136,410	$ 136,410

Total Repurchase Agreement (Cost $136,410)		136,410

Total Investments (Cost $68,340,015)		82,137,187

Net Other Assets (Liabilities) - (14.8)%		(10,596,674)

Net Assets - 100.0%		$71,540,513

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value

ASSETS
Investments
Exchange-Traded Funds	$71,452,590	$—	$—	$71,452,590
Other Investment Company	10,548,187	—	—	10,548,187
Repurchase Agreement	—	136,410	—	136,410

Total Investments	$82,000,777	$136,410	$—	$82,137,187

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of the securities on loan is $10,649,650, collateralized by cash collateral of $10,548,187 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $327,825. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at June 30, 2024.
(C)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 100 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:

Unaffiliated investments, at value (cost $68,203,605) (including securities loaned of $10,649,650)	$82,000,777
Repurchase agreement, at value (cost $136,410)	136,410
Receivables and other assets:
Investments sold	489,017
Net income from securities lending	4,826
Shares of beneficial interest sold	31
Interest	28
Prepaid expenses	283

Total assets	82,631,372

Liabilities:
Cash collateral received upon return of:
Securities on loan	10,548,187
Payables and other liabilities:
Investments purchased	494,435
Shares of beneficial interest redeemed	4,126
Investment management fees	12,598
Distribution and service fees	13,670
Transfer agent costs	48
Trustee and CCO fees	145
Audit and tax fees	9,140
Custody fees	1,054
Legal fees	1,120
Printing and shareholder reports fees	1,932
Other accrued expenses	4,404

Total liabilities	11,090,859

Net assets	$71,540,513

Net assets consist of:
Capital stock ($0.01 par value)	$49,117
Additional paid-in capital	53,022,954
Total distributable earnings (accumulated losses)	18,468,442

Net assets	$71,540,513

Shares outstanding	4,911,663

Net asset value and offering price per share	$14.57

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income from unaffiliated investments	$670,713
Interest income from unaffiliated investments	1,249
Net income from securities lending	16,035

Total investment income	687,997

Expenses:
Investment management fees	102,422
Distribution and service fees	85,352
Transfer agent costs	373
Trustee and CCO fees	1,562
Audit and tax fees	9,086
Custody fees	1,025
Legal fees	2,456
Printing and shareholder reports fees	2,223
Other	7,962

Total expenses before waiver and/or reimbursement and recapture	212,461

Expenses waived and/or reimbursed	(21,273)

Net expenses	191,188

Net investment income (loss)	496,809

Net realized gain (loss) on:
Unaffiliated investments	1,849,952

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	3,842,046

Net realized and change in unrealized gain (loss)	5,691,998

Net increase (decrease) in net assets resulting from operations	$6,188,807

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 100 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$496,809	$990,446
Net realized gain (loss)	1,849,952	1,467,316
Net change in unrealized appreciation (depreciation)	3,842,046	5,999,546

Net increase (decrease) in net assets resulting from operations	6,188,807	8,457,308

Dividends and/or distributions to shareholders	—	(10,311,630)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(10,311,630)

Capital share transactions:
Proceeds from shares sold	3,772,957	4,196,081
Dividends and/or distributions reinvested	—	10,311,630
Cost of shares redeemed	(4,646,682)	(6,954,331)

Net increase (decrease) in net assets resulting from capital share transactions	(873,725)	7,553,380

Net increase (decrease) in net assets	5,315,082	5,699,058

Net assets:
Beginning of period/year	66,225,431	60,526,373

End of period/year	$71,540,513	$66,225,431

Capital share transactions - shares:
Shares issued	266,543	311,048
Shares reinvested	—	821,644
Shares redeemed	(329,642)	(505,454)

Net increase (decrease) in shares outstanding	(63,099)	627,238

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023		December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019
Net asset value, beginning of period/year	$13.31		$13.92		$17.38		$15.16		$14.30		$12.01
Investment operations:
Net investment income (loss)(A)	0.10		0.22		0.20		0.19		0.17		0.26
Net realized and unrealized gain (loss)	1.16		1.64		(2.93)		2.58		1.19		2.64
Total investment operations	1.26		1.86		(2.73)		2.77		1.36		2.90
Dividends and/or distributions to shareholders:
Net investment income	—		(0.28)		(0.18)		(0.16)		(0.23)		(0.21)
Net realized gains	—		(2.19)		(0.55)		(0.39)		(0.27)		(0.40)
Total dividends and/or distributions to shareholders	—		(2.47)		(0.73)		(0.55)		(0.50)		(0.61)
Net asset value, end of period/year	$14.57		$13.31		$13.92		$17.38		$15.16		$14.30

Total return	9.47	%(B)	14.47%		(15.76)%		18.36%		9.88%		24.58%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$71,541		$66,225		$60,526		$105,304		$88,665		$75,243
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.62	%(D)	0.64%		0.61%		0.60%		0.61%		0.61%
Including waiver and/or reimbursement and recapture	0.56	%(D)(E)	0.56	%(E)	0.56	%(E)(F)	0.56	%(F)	0.56	%(F)	0.56	%(F)
Net investment income (loss) to average net assets	1.46	%(D)	1.61%		1.35%		1.12%		1.27%		1.95%
Portfolio turnover rate	7	%(B)	8%		10%		9%		13%		12%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(F)	TAM contractually agreed to waive 0.05% of the average daily net assets from its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Edge 100 VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2024 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions Exchange-Traded Funds	$10,548,187	$—	$—	$—	$10,548,187
Total Borrowings	$10,548,187	$—	$—	$—	$10,548,187

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK FACTORS (continued)

Smart beta investing risk: Smart beta strategies seek to capture broad, consistent drivers of return and to out-perform traditional index strategies. These strategies may not work as intended. An underlying ETF pursuing a smart beta strategy may not achieve its objective and may not perform as well as other funds using other asset management strategies.

Underlying exchange-traded funds risk: Because the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Portfolio invests more of its assets in one underlying ETF than in another, the Portfolio will have greater exposure to the risks of that underlying ETF. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $1 billion	0.30%
Over $1 billion	0.28

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.56%	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the 36-month period ended June 30, 2024, the balances available for recapture by TAM for the Fund are as follows:

	Amounts Available
	2021	2022	2023	2024	Total
Service Class	$ —	$ —	$ 16,271	$ 4,203	$ 20,474

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 5,142,042	$ —	$ 5,493,829	$ —

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 68,340,015	$ 13,992,165	$ (194,993)	$ 13,797,172

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 100 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Edge 100 VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 100 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3-, 5- and 10-year periods.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Edge 100 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica BlackRock iShares Tactical - Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.9%
International Equity Funds - 15.6%
iShares Core MSCI EAFE ETF	218,415	$15,865,665
iShares Core MSCI Emerging Markets ETF	138,940	7,437,458
iShares MSCI Canada ETF	104,513	3,876,387
iShares MSCI EAFE ETF (A)	253,981	19,894,332
iShares MSCI Emerging Markets ETF	175,130	7,458,787

		54,532,629

U.S. Equity Funds - 37.9%
iShares Core S&P 500 ETF	146,479	80,157,703
iShares Core S&P Total U.S. Stock Market ETF	441,464	52,437,094

		132,594,797

U.S. Fixed Income Funds - 45.4%
iShares Broad USD High Yield Corporate Bond ETF	287,578	10,433,330
iShares Broad USD Investment Grade Corporate Bond ETF (A)	690,977	34,693,955
iShares Core U.S. Aggregate Bond ETF	658,304	63,901,569
iShares Short Treasury Bond ETF (A)	450,084	49,734,282

		158,763,136

Total Exchange-Traded Funds (Cost $332,978,913)		345,890,562

	Shares	Value
OTHER INVESTMENT COMPANY - 4.5%
Securities Lending Collateral - 4.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (B)	15,716,780	$15,716,780

Total Other Investment Company (Cost $15,716,780)		15,716,780

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 2.50% (B), dated 06/28/2024, to be repurchased at $4,223,446 on 07/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 03/31/2026, and with a value of $4,307,074.	$4,222,567	4,222,567

Total Repurchase Agreement (Cost $4,222,567)		4,222,567

Total Investments (Cost $352,918,260)		365,829,909

Net Other Assets (Liabilities) - (4.6)%		(16,161,582)

Net Assets - 100.0%		$349,668,327

INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$345,890,562	$—	$—	$345,890,562
Other Investment Company	15,716,780	—	—	15,716,780
Repurchase Agreement	—	4,222,567	—	4,222,567

Total Investments	$361,607,342	$4,222,567	$—	$365,829,909

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of the securities on loan is $15,393,960, collateralized by cash collateral of $15,716,780 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,720. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at June 30, 2024.
(C)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Unaffiliated investments, at value (cost $348,695,693) (including securities loaned of $15,393,960)	$361,607,342
Repurchase agreement, at value (cost $4,222,567)	4,222,567
Cash	92
Receivables and other assets:
Net income from securities lending	7,493
Interest	1,770
Prepaid expenses	1,406
Total assets	365,840,670

Liabilities:
Cash collateral received upon return of:
Securities on loan	15,716,780
Payables and other liabilities:
Shares of beneficial interest redeemed	159,514
Investment management fees	120,615
Distribution and service fees	66,137
Transfer agent costs	373
Trustee and CCO fees	1,088
Audit and tax fees	23,530
Custody fees	39,817
Legal fees	9,927
Printing and shareholder reports fees	22,479
Other accrued expenses	12,083
Total liabilities	16,172,343

Net assets	$349,668,327

Net assets consist of:
Capital stock ($0.01 par value)	$349,401
Additional paid-in capital	397,162,815
Total distributable earnings (accumulated losses)	(47,843,889)

Net assets	$349,668,327

Net assets by class:
Initial Class	$5,319,842
Service Class	344,348,485

Shares outstanding:
Initial Class	520,514
Service Class	34,419,585

Net asset value and offering price per share:
Initial Class	$10.22
Service Class	10.00

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income from unaffiliated investments	$1,790,834
Interest income from unaffiliated investments	5,739,880
Net income from securities lending	12,915

Total investment income	7,543,629

Expenses:
Investment management fees	1,236,095
Distribution and service fees:
Service Class	430,312
Transfer agent costs	2,021
Trustee and CCO fees	8,237
Audit and tax fees	23,179
Custody fees	44,319
Legal fees	28,812
Printing and shareholder reports fees	21,907
Other	17,847

Total expenses before waiver and/or reimbursement and recapture	1,812,729

Expenses waived and/or reimbursed:
Initial Class	(434)
Service Class	(28,391)

Net expenses	1,783,904

Net investment income (loss)	5,759,725

Net realized gain (loss) on:
Unaffiliated investments	(30,440,296)
Written options and swaptions	57,740
Swap agreements	3,006,057
Futures contracts	15,851,297
Forward foreign currency contracts	185,841
Foreign currency transactions	(57,752)
TBA commitments	116,785

Net realized gain (loss)	(11,280,328)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	30,539,338
Written options and swaptions	(800)
Swap agreements	(2,072,470)
Futures contracts	(7,064,561)
Forward foreign currency contracts	(1,568)
Translation of assets and liabilities denominated in foreign currencies	7,913
TBA commitments	53,621

Net change in unrealized appreciation (depreciation)	21,461,473

Net realized and change in unrealized gain (loss)	10,181,145

Net increase (decrease) in net assets resulting from operations	$15,940,870

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$ 5,759,725	$ 12,471,986
Net realized gain (loss)	(11,280,328)	1,530,420
Net change in unrealized appreciation (depreciation)	21,461,473	23,044,515

Net increase (decrease) in net assets resulting from operations	15,940,870	37,046,921

Dividends and/or distributions to shareholders:
Initial Class	—	(66,161)
Service Class	—	(3,744,431)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(3,810,592)

Capital share transactions:
Proceeds from shares sold:
Initial Class	158,598	299,256
Service Class	242,176	1,950,009

	400,774	2,249,265
Dividends and/or distributions reinvested:
Initial Class	—	66,161
Service Class	—	3,744,431

	—	3,810,592
Cost of shares redeemed:
Initial Class	(260,369)	(673,344)
Service Class	(29,646,331)	(51,187,082)

	(29,906,700)	(51,860,426)

Net increase (decrease) in net assets resulting from capital share transactions	(29,505,926)	(45,800,569)

Net increase (decrease) in net assets	(13,565,056)	(12,564,240)

Net assets:
Beginning of period/year	363,233,383	375,797,623
End of period/year	$349,668,327	$363,233,383

Capital share transactions - shares:
Shares issued:
Initial Class	15,951	32,291
Service Class	24,694	215,814

	40,645	248,105
Shares reinvested:
Initial Class	—	7,106
Service Class	—	410,124

	—	417,230
Shares redeemed:
Initial Class	(26,341)	(72,463)
Service Class	(3,043,806)	(5,659,039)

	(3,070,147)	(5,731,502)
Net increase (decrease) in shares outstanding:
Initial Class	(10,390)	(33,066)
Service Class	(3,019,112)	(5,033,101)

	(3,029,502)	(5,066,167)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2024 (unaudited)		December 31, 2023		December 31, 2022	December 31, 2021		December 31, 2020		December 31, 2019

Net asset value, beginning of period/year	$9.76		$8.91		$12.31	$12.46		$12.62		$10.57
Investment operations:
Net investment income (loss)(A)	0.17		0.34		0.15	0.08		0.03		0.23
Net realized and unrealized gain (loss)	0.29		0.63		(2.48)	0.74		1.07		1.87

Total investment operations	0.46		0.97		(2.33)	0.82		1.10		2.10
Dividends and/or distributions to shareholders:
Net investment income	—		(0.12)		(0.09)	—		(0.45)		(0.05)
Net realized gains	—		—		(0.98)	(0.97)		(0.81)		—
Total dividends and/or distributions to shareholders	—		(0.12)		(1.07)	(0.97)		(1.26)		(0.05)

Net asset value, end of period/year	$10.22		$9.76		$8.91	$12.31		$12.46		$12.62

Total return	4.71	%(B)	10.99%		(19.42)%	6.62%		9.18%		19.90%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,320		$5,180		$5,025	$6,616		$6,311		$6,386
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.79	%(C)	0.89%		0.86%	0.86%		0.86%		0.91%
Including waiver and/or reimbursement and recapture	0.77	%(C)(D)	0.89%		0.86%	0.86%		0.86%		0.91%
Net investment income (loss) to average net assets	3.54	%(C)	3.64%		1.47%	0.60%		0.25%		1.96%
Portfolio turnover rate	138	%(B)	31	%(E)	33%	38	%(E)	59	%(E)	50	%(E)

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(E)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Balanced VP

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2024 (unaudited)		December 31, 2023		December 31, 2022	December 31, 2021		December 31, 2020		December 31, 2019

Net asset value, beginning of period/year	$9.56		$8.73		$12.08	$12.27		$12.45		$10.42
Investment operations:
Net investment income (loss)(A)	0.16		0.31		0.12	0.04		(0.00	)(B)	0.20
Net realized and unrealized gain (loss)	0.28		0.62		(2.43)	0.74		1.05		1.85

Total investment operations	0.44		0.93		(2.31)	0.78		1.05		2.05
Dividends and/or distributions to shareholders:
Net investment income	—		(0.10)		(0.06)	—		(0.42)		(0.02)
Net realized gains	—		—		(0.98)	(0.97)		(0.81)		—
Total dividends and/or distributions to shareholders	—		(0.10)		(1.04)	(0.97)		(1.23)		(0.02)

Net asset value, end of period/year	$10.00		$9.56		$8.73	$12.08		$12.27		$12.45

Total return	4.60	%(C)	10.66%		(19.65)%	6.39%		8.86%		19.68%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$344,348		$358,053		$370,773	$525,408		$573,363		$583,749
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.04	%(D)	1.14%		1.11%	1.11%		1.11%		1.16%
Including waiver and/or reimbursement and recapture	1.02	%(D)(E)	1.14%		1.11%	1.11%		1.11%		1.16%
Net investment income (loss) to average net assets	3.29	%(D)	3.39%		1.21%	0.36%		(0.00	)%(F)	1.71%
Portfolio turnover rate	138	%(C)	31	%(G)	33%	38	%(G)	59	%(G)	50	%(G)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.
(E)

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(F)	Rounds to less than 0.01% or (0.01)%.
(G)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Tactical - Balanced VP (formerly, Transamerica PIMCO Tactical - Balanced VP) (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2024 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$15,716,780	$—	$—	$—	$15,716,780
Total Borrowings	$15,716,780	$—	$—	$—	$15,716,780

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, credit risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Portfolio may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Portfolio the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Portfolio may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolio the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Interest rate-capped options: The Portfolio may purchase or write interest rate-capped options. Purchasing or writing interest rate-capped options gives the Portfolio the right, but not the obligation to buy or sell an option which applies a cap to protect the Portfolio from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate-linked products.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Interest rate swaptions: The Portfolio may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability within the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2024.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$(2,078,740)	$—	$—	$(2,078,740)
Written options and swaptions	57,740	—	—	—	—	57,740
Swap agreements	2,958,191	—	—	47,866	—	3,006,057
Futures contracts	1,193,134	—	14,658,163	—	—	15,851,297
Forward foreign currency contracts	—	185,841	—	—	—	185,841
Total	$4,209,065	$185,841	$12,579,423	$47,866	$—	$17,022,195

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$231,329	$—	$—	$231,329
Written options and swaptions	(800)	—	—	—	—	(800)
Swap agreements	(2,042,002)	—	—	(30,468)	—	(2,072,470)
Futures contracts	1,082,104	—	(8,146,665)	—	—	(7,064,561)
Forward foreign currency contracts	—	(1,568)	—	—	—	(1,568)
Total	$(960,698)	$(1,568)	$(7,915,336)	$(30,468)	$—	$(8,908,070)

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2024.

Options:
Average value of option contracts purchased	$1,303,077
Average value of option contracts written	(2,795)
Average notional value of swaption contracts written	(1,992,473)
Credit default swaps:
Average notional value — sell protection	996,571
Interest rate swaps:
Average notional value — pays fixed rate	10,973,855
Average notional value — receives fixed rate	7,301,519
Futures contracts:
Average notional value of contracts — long	136,375,238
Average notional value of contracts — short	(29,717,110)
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	4,542,750
Average contract amounts sold — in USD	8,340,124

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
Effective May 1, 2024
First $500 million	0.5000%
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $2.5 billion	0.4725
Over $2.5 billion up to $3.5 billion	0.4650
Over $3.5 billion up to $4.5 billion	0.4525
Over $4.5 billion	0.4400
Prior to May 1, 2024
First $250 million	0.8100
Over $250 million up to $750 million	0.8000
Over $750 million up to $1.5 billion	0.7900
Over $1.5 billion	0.7600

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2024
Initial Class	0.63%	May 1, 2025
Service Class	0.88	May 1, 2025
Prior to May 1, 2024
Initial Class	0.91
Service Class	1.16

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 361,937,349	$ 116,763,951	$ 132,068,569	$ 205,963,117

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 352,918,260	$ 12,911,649	$ —	$ 12,911,649

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Balanced VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Tactical – Balanced VP (formerly, Transamerica PIMCO Tactical – Balanced VP) (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Management Agreement. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and TAM’s responsiveness to any questions by the Trustees.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Balanced VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilized to measure performance of the Portfolio as of December 31, 2023,1 each for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Portfolio’s sub-adviser had commenced sub-advising the Portfolio on May 1, 2024 pursuant to its current investment strategies and benchmarks.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio). The Board also considered the fees charged by the Portfolio’s sub-adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

1 Effective May 1, 2024, the blended benchmark utilized by TAM to measure the Portfolio’s performance changed in conjunction with a change to the Portfolio’s sub-adviser.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Balanced VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM in light of any economies of scale experienced in the future.

Benefits to TAM and/or its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica BlackRock iShares Tactical - Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.9%
International Equity Funds - 10.8%
iShares Core MSCI EAFE ETF	74,223	$5,391,559
iShares Core MSCI Emerging Markets ETF	47,466	2,540,855
iShares MSCI Canada ETF	35,200	1,305,568
iShares MSCI EAFE ETF (A)	93,282	7,306,779
iShares MSCI Emerging Markets ETF	58,139	2,476,140

		19,020,901

U.S. Equity Funds - 27.8%
iShares Core S&P 500 ETF	54,914	30,050,588
iShares Core S&P Total U.S. Stock Market ETF	157,326	18,687,183

		48,737,771

U.S. Fixed Income Funds - 60.3%
iShares Broad USD High Yield Corporate Bond ETF	144,860	5,255,521
iShares Broad USD Investment Grade Corporate Bond ETF (A)	418,378	21,006,759
iShares Core U.S. Aggregate Bond ETF	565,995	54,941,135
iShares Short Treasury Bond ETF (A)	223,085	24,650,892

		105,854,307

Total Exchange-Traded Funds (Cost $168,175,379)		173,612,979

	Shares	Value
OTHER INVESTMENT COMPANY - 19.9%
Securities Lending Collateral - 19.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (B)	34,935,565	$34,935,565

Total Other Investment Company (Cost $34,935,565)		34,935,565

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 2.50% (B), dated 06/28/2024, to be repurchased at $2,206,952 on 07/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 03/31/2026, and with a value of $2,250,727.	$2,206,492	2,206,492

Total Repurchase Agreement (Cost $2,206,492)		2,206,492

Total Investments (Cost $205,317,436)		210,755,036

Net Other Assets (Liabilities) - (20.0)%		(35,138,817)

Net Assets - 100.0%		$175,616,219

INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$173,612,979	$—	$—	$173,612,979
Other Investment Company	34,935,565	—	—	34,935,565
Repurchase Agreement	—	2,206,492	—	2,206,492

Total Investments	$208,548,544	$2,206,492	$—	$210,755,036

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of the securities on loan is $34,228,699, collateralized by cash collateral of $34,935,565 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,280. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at June 30, 2024.
(C)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Unaffiliated investments, at value (cost $203,110,944) (including securities loaned of $34,228,699)	$208,548,544
Repurchase agreement, at value (cost $2,206,492)	2,206,492
Cash	75
Receivables and other assets:
Net income from securities lending	4,764
Shares of beneficial interest sold	61
Interest	460
Prepaid expenses	699

Total assets	210,761,095

Liabilities:
Cash collateral received upon return of:
Securities on loan	34,935,565
Payables and other liabilities:
Investments purchased	14,314
Shares of beneficial interest redeemed	18,490
Investment management fees	60,566
Distribution and service fees	32,099
Transfer agent costs	192
Trustee and CCO fees	562
Audit and tax fees	22,415
Custody fees	33,751
Legal fees	5,066
Printing and shareholder reports fees	12,508
Other accrued expenses	9,348

Total liabilities	35,144,876

Net assets	$175,616,219

Net assets consist of:
Capital stock ($0.01 par value)	$179,833
Additional paid-in capital	202,694,403
Total distributable earnings (accumulated losses)	(27,258,017)

Net assets	$175,616,219

Net assets by class:
Initial Class	$8,465,451
Service Class	167,150,768

Shares outstanding:
Initial Class	854,835
Service Class	17,128,488

Net asset value and offering price per share:
Initial Class	$9.90
Service Class	9.76

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income from unaffiliated investments	$812,173
Interest income from unaffiliated investments	2,821,828
Net income from securities lending	7,172

Total investment income	3,641,173

Expenses:
Investment management fees	611,836
Distribution and service fees:
Service Class	209,356
Transfer agent costs	1,021
Trustee and CCO fees	4,146
Audit and tax fees	22,239
Custody fees	37,459
Legal fees	20,568
Printing and shareholder reports fees	12,176
Other	14,289

Total expenses before waiver and/or reimbursement and recapture	933,090
Expenses waived and/or reimbursed:
Initial Class	(692)
Service Class	(13,807)

Net expenses	918,591

Net investment income (loss)	2,722,582

Net realized gain (loss) on:
Unaffiliated investments	(17,833,573)
Written options and swaptions	42,457
Swap agreements	1,952,976
Futures contracts	4,806,943
Forward foreign currency contracts	96,555
Foreign currency transactions	(23,921)
TBA commitments	82,852

Net realized gain (loss)	(10,875,711)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	15,523,694
Written options and swaptions	3,484
Swap agreements	(1,405,448)
Futures contracts	(1,335,727)
Forward foreign currency contracts	2,540
Translation of assets and liabilities denominated in foreign currencies	3,094
TBA commitments	45,316

Net change in unrealized appreciation (depreciation)	12,836,953

Net realized and change in unrealized gain (loss)	1,961,242

Net increase (decrease) in net assets resulting from operations	$4,683,824

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$ 2,722,582	$ 6,303,055
Net realized gain (loss)	(10,875,711)	(2,865,731)
Net change in unrealized appreciation (depreciation)	12,836,953	9,693,341

Net increase (decrease) in net assets resulting from operations	4,683,824	13,130,665

Dividends and/or distributions to shareholders:
Initial Class	—	(129,565)
Service Class	—	(2,194,346)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(2,323,911)

Capital share transactions:
Proceeds from shares sold:
Initial Class	93,855	329,659
Service Class	797,324	3,075,003
	891,179	3,404,662
Dividends and/or distributions reinvested:
Initial Class	—	129,565
Service Class	—	2,194,346
	—	2,323,911
Cost of shares redeemed:
Initial Class	(441,627)	(1,152,952)
Service Class	(13,977,528)	(27,361,612)
	(14,419,155)	(28,514,564)

Net increase (decrease) in net assets resulting from capital share transactions	(13,527,976)	(22,785,991)

Net increase (decrease) in net assets	(8,844,152)	(11,979,237)

Net assets:
Beginning of period/year	184,460,371	196,439,608
End of period/year	$175,616,219	$184,460,371

Capital share transactions - shares:
Shares issued:
Initial Class	9,665	35,435
Service Class	83,288	335,684
	92,953	371,119
Shares reinvested:
Initial Class	—	13,977
Service Class	—	239,819
	—	253,796
Shares redeemed:
Initial Class	(45,674)	(124,107)
Service Class	(1,463,425)	(2,985,674)
	(1,509,099)	(3,109,781)
Net increase (decrease) in shares outstanding:
Initial Class	(36,009)	(74,695)
Service Class	(1,380,137)	(2,410,171)
	(1,416,146)	(2,484,866)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2024 (unaudited)		December 31, 2023		December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019

Net asset value, beginning of period/year	$ 9.63		$ 9.09		$ 11.84		$ 12.47		$ 12.32		$ 10.49
Investment operations:
Net investment income (loss)(A)	0.16		0.33		0.17		0.13		0.20		0.24
Net realized and unrealized gain (loss)	0.11		0.35		(2.17)		0.41		1.01		1.63

Total investment operations	0.27		0.68		(2.00)		0.54		1.21		1.87
Dividends and/or distributions to shareholders:
Net investment income	—		(0.14)		(0.14)		(0.16)		(0.21)		(0.04)
Net realized gains	—		—		(0.61)		(1.01)		(0.85)		—
Total dividends and/or distributions to shareholders	—		(0.14)		(0.75)		(1.17)		(1.06)		(0.04)

Net asset value, end of period/year	$ 9.90		$ 9.63		$ 9.09		$ 11.84		$ 12.47		$ 12.32

Total return	2.80	%(B)	7.57%		(17.12)%		4.43%		10.22%		17.86%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$ 8,465		$ 8,580		$ 8,782		$ 11,199		$ 11,569		$ 10,796
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.82	%(C)	0.90	%(D)	0.87	%(D)	0.87	%(D)	0.87	%(D)	0.92	%(D)
Including waiver and/or reimbursement and recapture	0.81	%(C)(E)	0.90	%(D)	0.87	%(D)	0.87	%(D)	0.87	%(D)	0.92	%(D)
Net investment income (loss) to average net assets	3.34	%(C)	3.58%		1.69%		1.03%		1.61%		2.11%
Portfolio turnover rate	142	%(B)	28	%(F)	34	%(F)	60	%(F)	65	%(F)	64	%(F)

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Includes interest fee on sale-buyback transactions.
(E)

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(F)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Conservative VP

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2024 (unaudited)		December 31, 2023		December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019

Net asset value, beginning of period/year	$ 9.50		$ 8.97		$ 11.68		$ 12.31		$ 12.18		$ 10.37
Investment operations:
Net investment income (loss)(A)	0.15		0.31		0.14		0.09		0.17		0.21
Net realized and unrealized gain (loss)	0.11		0.33		(2.13)		0.42		0.99		1.61

Total investment operations	0.26		0.64		(1.99)		0.51		1.16		1.82
Dividends and/or distributions to shareholders:
Net investment income	—		(0.11)		(0.11)		(0.13)		(0.18)		(0.01)
Net realized gains	—		—		(0.61)		(1.01)		(0.85)		—
Total dividends and/or distributions to shareholders	—		(0.11)		(0.72)		(1.14)		(1.03)		(0.01)

Net asset value, end of period/year	$ 9.76		$ 9.50		$ 8.97		$ 11.68		$ 12.31		$ 12.18

Total return	2.74	%(B)	7.24%		(17.29)%		4.21%		9.89%		17.57%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$ 167,151		$ 175,880		$ 187,658		$ 261,941		$ 306,221		$ 284,650
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.07	%(C)	1.15	%(D)	1.12	%(D)	1.12	%(D)	1.12	%(D)	1.17	%(D)
Including waiver and/or reimbursement and recapture	1.06	%(C)(E)	1.15	%(D)	1.12	%(D)	1.12	%(D)	1.12	%(D)	1.17	%(D)
Net investment income (loss) to average net assets	3.09	%(C)	3.33%		1.42%		0.78%		1.36%		1.86%
Portfolio turnover rate	142	%(B)	28	%(F)	34	%(F)	60	%(F)	65	%(F)	64	%(F)

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Includes interest fee on sale-buyback transactions.
(E)

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(F)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Tactical—Conservative VP (formerly, Transamerica PIMCO Tactical - Conservative VP) (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2024 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions Exchange-Traded Funds	$34,935,565	$—	$—	$—	$34,935,565
Total Borrowings	$34,935,565	$—	$—	$—	$34,935,565

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, credit risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Portfolio may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Portfolio the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Portfolio may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolio the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Interest rate-capped options: The Portfolio may purchase or write interest rate-capped options. Purchasing or writing interest rate-capped options gives the Portfolio the right, but not the obligation to buy or sell an option which applies a cap to protect the Portfolio from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate-linked products.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Credit default swaptions: The Portfolio may purchase or write credit default swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. Purchasing or writing credit default swaptions gives the Portfolio the right, but not the obligation to buy or sell credit protection on a specific reference with a specific maturity.

Interest rate swaptions: The Portfolio may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability within the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2024.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$(585,058)	$—	$—	$(585,058)
Written options and swaptions	42,457	—	—	—	—	42,457
Swap agreements	1,933,247	—	—	19,729	—	1,952,976
Futures contracts	447,237	—	4,359,706	—	—	4,806,943
Forward foreign currency contracts	—	96,555	—	—	—	96,555
Total	$2,422,941	$96,555	$3,774,648	$19,729	$—	$6,313,873

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$63,195	$—	$—	$63,195
Written options and swaptions	3,484	—	—	—	—	3,484
Swap agreements	(1,390,657)	—	—	(14,791)	—	(1,405,448)
Futures contracts	964,228	—	(2,299,955)	—	—	(1,335,727)
Forward foreign currency contracts	—	2,540	—	—	—	2,540
Total	$(422,945)	$2,540	$(2,236,760)	$(14,791)	$—	$(2,671,956)

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2024.

Options:
Average value of option contracts purchased	$440,854
Average value of option contracts written	(1,834)
Average notional value of swaption contracts written	(1,728,571)
Credit default swaps:
Average notional value — sell protection	514,286
Interest rate swaps:
Average notional value — pays fixed rate	7,335,418
Average notional value — receives fixed rate	5,402,862
Futures contracts:
Average notional value of contracts — long	54,842,798
Average notional value of contracts — short	(19,230,213)
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	2,671,215
Average contract amounts sold — in USD	5,314,414

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK FACTORS (continued)

equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
Effective May 1, 2024
First $500 million	0.5000%
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $2.5 billion	0.4725
Over $2.5 billion up to $3.5 billion	0.4650
Over $3.5 billion up to $4.5 billion	0.4525
Over $4.5 billion	0.4400
Prior to May 1, 2024
First $750 million	0.7900
Over $750 million to $1.5 billion	0.7800
Over $1.5 billion	0.7500

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2024
Initial Class	0.63%	May 1, 2025
Service Class	0.88	May 1, 2025
Prior to May 1, 2024
Initial Class	0.92
Service Class	1.17

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 178,468,477	$ 68,605,876	$ 76,399,987	$ 130,476,272

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 205,317,436	$ 5,437,600	$ —	$ 5,437,600

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Conservative VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Tactical – Conservative VP (formerly, Transamerica PIMCO Tactical – Conservative VP) (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Management Agreement. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and TAM’s responsiveness to any questions by the Trustees.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Conservative VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilized to measure performance of the Portfolio as of December 31, 2023,1 each for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Portfolio’s sub-adviser had commenced sub-advising the Portfolio on May 1, 2024 pursuant to its current investment strategies and benchmarks.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio). The Board also considered the fees charged by the Portfolio’s sub-adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders. The Trustees noted that they had previously approved a reduction to the Portfolio’s management fee schedule, which took effect on May 1, 2024 and was not fully reflected in the comparative data.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

1 Effective May 1, 2024, the blended benchmark utilized by TAM to measure the Portfolio’s performance changed in conjunction with a change to the Portfolio’s sub-adviser.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Conservative VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM in light of any economies of scale experienced in the future.

Benefits to TAM and/or its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica BlackRock iShares Tactical - Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.9%
International Equity Funds - 20.5%
iShares Core MSCI EAFE ETF	219,273	$15,927,991
iShares Core MSCI Emerging Markets ETF	132,558	7,095,830
iShares MSCI Canada ETF (A)	99,710	3,698,244
iShares MSCI EAFE ETF (A)	236,203	18,501,781
iShares MSCI Emerging Markets ETF	167,079	7,115,894

		52,339,740

U.S. Equity Funds - 52.7%
iShares Core S&P 500 ETF	148,786	81,420,163
iShares Core S&P Total U.S. Stock Market ETF	445,942	52,968,990

		134,389,153

U.S. Fixed Income Funds - 25.7%
iShares Broad USD High Yield Corporate Bond ETF	137,052	4,972,247
iShares Broad USD Investment Grade Corporate Bond ETF	401,483	20,158,461
iShares Core U.S. Aggregate Bond ETF	41,847	4,062,088
iShares Short Treasury Bond ETF (A)	328,211	36,267,316

		65,460,112

Total Exchange-Traded Funds (Cost $240,582,365)		252,189,005

	Shares	Value
OTHER INVESTMENT COMPANY - 7.4%
Securities Lending Collateral - 7.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (B)	18,855,305	$18,855,305

Total Other Investment Company (Cost $18,855,305)		18,855,305

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 2.50% (B), dated 06/28/2024, to be repurchased at $2,937,031 on 07/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 03/31/2026, and with a value of $2,995,253.	$2,936,420	2,936,420

Total Repurchase Agreement (Cost $2,936,420)		2,936,420

Total Investments (Cost $262,374,090)		273,980,730

Net Other Assets (Liabilities) - (7.5)%		(19,095,634)

Net Assets - 100.0%		$254,885,096

INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$252,189,005	$—	$—	$252,189,005
Other Investment Company	18,855,305	—	—	18,855,305
Repurchase Agreement	—	2,936,420	—	2,936,420

Total Investments	$271,044,310	$2,936,420	$—	$273,980,730

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of the securities on loan is $18,465,973, collateralized by cash collateral of $18,855,305. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at June 30, 2024.
(C)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Unaffiliated investments, at value (cost $259,437,670) (including securities loaned of $18,465,973)	$271,044,310
Repurchase agreement, at value (cost $2,936,420)	2,936,420
Receivables and other assets:
Net income from securities lending	5,396
Shares of beneficial interest sold	34,177
Interest	2,805
Prepaid expenses	1,012

Total assets	274,024,120

Liabilities:
Cash collateral received upon return of:
Securities on loan	18,855,305
Payables and other liabilities:
Investments purchased	2,192
Shares of beneficial interest redeemed	51,043
Investment management fees	87,417
Distribution and service fees	46,428
Transfer agent costs	251
Trustee and CCO fees	725
Audit and tax fees	22,119
Custody fees	38,097
Legal fees	6,987
Printing and shareholder reports fees	18,276
Other accrued expenses	10,184

Total liabilities	19,139,024

Net assets	$254,885,096

Net assets consist of:
Capital stock ($0.01 par value)	$248,304
Additional paid-in capital	270,018,946
Total distributable earnings (accumulated losses)	(15,382,154)

Net assets	$254,885,096

Net assets by class:
Initial Class	$11,735,018
Service Class	243,150,078

Shares outstanding:
Initial Class	1,105,968
Service Class	23,724,415

Net asset value and offering price per share:
Initial Class	$10.61
Service Class	10.25

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income from unaffiliated investments	$1,418,793
Interest income from unaffiliated investments	4,266,361
Net income from securities lending	8,000

Total investment income	5,693,154

Expenses:
Investment management fees	896,015
Distribution and service fees:
Service Class	298,656
Transfer agent costs	1,432
Trustee and CCO fees	5,872
Audit and tax fees	21,873
Custody fees	40,634
Legal fees	23,983
Printing and shareholder reports fees	17,653
Other	15,481

Total expenses before waiver and/or reimbursement and recapture	1,321,599

Expenses waived and/or reimbursed:
Initial Class	(958)
Service Class	(19,849)

Net expenses	1,300,792

Net investment income (loss)	4,392,362

Net realized gain (loss) on:
Unaffiliated investments	(14,502,434)
Written options and swaptions	24,864
Swap agreements	1,038,710
Futures contracts	13,397,292
Forward foreign currency contracts	90,043
Foreign currency transactions	(24,852)
TBA commitments	79,990

Net realized gain (loss)	103,613

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	19,791,708
Written options and swaptions	(389)
Swap agreements	(725,073)
Futures contracts	(6,916,357)
Forward foreign currency contracts	780
Translation of assets and liabilities denominated in foreign currencies	2,114
TBA commitments	37,893

Net change in unrealized appreciation (depreciation)	12,190,676

Net realized and change in unrealized gain (loss)	12,294,289

Net increase (decrease) in net assets resulting from operations	$16,686,651

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$ 4,392,362	$ 8,973,407
Net realized gain (loss)	103,613	8,274,362
Net change in unrealized appreciation (depreciation)	12,190,676	16,193,462

Net increase (decrease) in net assets resulting from operations	16,686,651	33,441,231

Dividends and/or distributions to shareholders:
Initial Class	—	(132,333)
Service Class	—	(2,148,655)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(2,280,988)

Capital share transactions:
Proceeds from shares sold:
Initial Class	230,282	411,246
Service Class	3,228,127	3,607,746

	3,458,409	4,018,992
Dividends and/or distributions reinvested:
Initial Class	—	132,333
Service Class	—	2,148,655

	—	2,280,988
Cost of shares redeemed:
Initial Class	(1,176,622)	(1,359,545)
Service Class	(21,992,143)	(38,754,388)

	(23,168,765)	(40,113,933)

Net increase (decrease) in net assets resulting from capital share transactions	(19,710,356)	(33,813,953)

Net increase (decrease) in net assets	(3,023,705)	(2,653,710)

Net assets:
Beginning of period/year	257,908,801	260,562,511
End of period/year	$254,885,096	$257,908,801

Capital share transactions - shares:
Shares issued:
Initial Class	22,350	44,407
Service Class	321,660	399,284

	344,010	443,691
Shares reinvested:
Initial Class	—	14,048
Service Class	—	235,857

	—	249,905
Shares redeemed:
Initial Class	(114,973)	(146,169)
Service Class	(2,223,552)	(4,336,503)

	(2,338,525)	(4,482,672)
Net increase (decrease) in shares outstanding:
Initial Class	(92,623)	(87,714)
Service Class	(1,901,892)	(3,701,362)

	(1,994,515)	(3,789,076)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2024 (unaudited)		December 31, 2023		December 31, 2022	December 31, 2021		December 31, 2020		December 31, 2019

Net asset value, beginning of period/year	$9.93		$8.79		$12.30	$12.11		$12.60		$10.34
Investment operations:
Net investment income (loss)(A)	0.19		0.35		0.11	(0.00	)(B)	0.12		0.19
Net realized and unrealized gain (loss)	0.49		0.90		(2.23)	1.14		0.95		2.07

Total investment operations	0.68		1.25		(2.12)	1.14		1.07		2.26
Dividends and/or distributions to shareholders:
Net investment income	—		(0.11)		—	—		(0.52)		—
Net realized gains	—		—		(1.39)	(0.95)		(1.04)		—
Total dividends and/or distributions to shareholders	—		(0.11)		(1.39)	(0.95)		(1.56)		—

Net asset value, end of period/year	$10.61		$9.93		$8.79	$12.30		$12.11		$12.60

Total return	6.85	%(C)	14.25%		(17.80)%	9.51%		9.26%		21.97%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$11,735		$11,898		$11,305	$13,976		$13,221		$13,002
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.82	%(D)	0.92%		0.88%	0.88%		0.89%		0.92%
Including waiver and/or reimbursement and recapture	0.80	%(D)(E)	0.92%		0.88%	0.88%		0.89%		0.92%
Net investment income (loss) to average net assets	3.75	%(D)	3.73%		1.11%	(0.00	)%(F)	0.98%		1.67%
Portfolio turnover rate	126	%(C)	25	%(G)	32%	38	%(G)	71	%(G)	52	%(G)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.
(E)

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(F)	Rounds to less than 0.01% or (0.01)%.
(G)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Growth VP

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2024 (unaudited)		December 31, 2023		December 31, 2022	December 31, 2021		December 31, 2020		December 31, 2019

Net asset value, beginning of period/year	$9.60		$8.50		$11.98	$11.85		$12.35		$10.16
Investment operations:
Net investment income (loss)(A)	0.17		0.31		0.08	(0.03)		0.09		0.16
Net realized and unrealized gain (loss)	0.48		0.87		(2.17)	1.11		0.94		2.03

Total investment operations	0.65		1.18		(2.09)	1.08		1.03		2.19
Dividends and/or distributions to shareholders:
Net investment income	—		(0.08)		—	—		(0.49)		—
Net realized gains	—		—		(1.39)	(0.95)		(1.04)		—
Total dividends and/or distributions to shareholders	—		(0.08)		(1.39)	(0.95)		(1.53)		—

Net asset value, end of period/year	$10.25		$9.60		$8.50	$11.98		$11.85		$12.35

Total return	6.77	%(B)	13.94%		(18.03)%	9.21%		9.09%		21.56%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$243,150		$246,011		$249,258	$356,629		$381,949		$383,967
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.07	%(C)	1.17%		1.13%	1.13%		1.14%		1.17%
Including waiver and/or reimbursement and recapture	1.05	%(C)(D)	1.17%		1.13%	1.13%		1.14%		1.17%
Net investment income (loss) to average net assets	3.50	%(C)	3.47%		0.82%	(0.25)%		0.73%		1.42%
Portfolio turnover rate	126	%(B)	25	%(E)	32%	38	%(E)	71	%(E)	52	%(E)

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(E)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Tactical - Growth VP (formerly, Transamerica PIMCO Tactical - Growth VP) (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2024 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions Exchange-Traded Funds	$18,855,305	$—	$—	$—	$18,855,305
Total Borrowings	$18,855,305	$—	$—	$—	$18,855,305

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, credit risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Portfolio may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Portfolio the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Portfolio may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolio the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Interest rate-capped options: The Portfolio may purchase or write interest rate-capped options. Purchasing or writing interest rate-capped options gives the Portfolio the right, but not the obligation to buy or sell an option which applies a cap to protect the Portfolio from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate-linked products.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Interest rate swaptions: The Portfolio may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability within the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2024.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$(1,874,571)	$—	$—	$(1,874,571)
Written options and swaptions	24,864	—	—	—	—	24,864
Swap agreements	968,458	—	—	70,252	—	1,038,710
Futures contracts	336,594	—	13,060,698	—	—	13,397,292
Forward foreign currency contracts	—	90,043	—	—	—	90,043
Total	$1,329,916	$90,043	$11,186,127	$70,252	$—	$12,676,338

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$216,255	$—	$—	$216,255
Written options and swaptions	(389)	—	—	—	—	(389)
Swap agreements	(682,441)	—	—	(42,632)	—	(725,073)
Futures contracts	514,808	—	(7,431,165)	—	—	(6,916,357)
Forward foreign currency contracts	—	780	—	—	—	780
Total	$(168,022)	$780	$(7,214,910)	$(42,632)	$—	$(7,424,784)

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2024.

Options:
Average value of option contracts purchased	$1,218,165
Average value of option contracts written	(1,156)
Average notional value of swaption contracts written	(930,824)
Credit default swaps:
Average notional value — sell protection	2,742,857
Interest rate swaps:
Average notional value — pays fixed rate	4,537,682
Average notional value — receives fixed rate	3,031,643
Futures contracts:
Average notional value of contracts — long	123,196,071
Average notional value of contracts — short	(13,096,320)
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	1,910,815
Average contract amounts sold — in USD	3,709,590

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
Effective May 1, 2024
First $500 million	0.5000%
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $2.5 billion	0.4725
Over $2.5 billion up to $3.5 billion	0.4650
Over $3.5 billion up to $4.5 billion	0.4525
Over $4.5 billion	0.4400
Prior to May 1, 2024
First $250 million	0.8200
Over $250 million up to $750 million	0.8100
Over $750 million up to $1.5 billion	0.7900
Over $1.5 billion	0.7600

TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2024
Initial Class	0.63%	May 1, 2025
Service Class	0.88	May 1, 2025
Prior to May 1, 2024
Initial Class	0.94
Service Class	1.19

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 260,996,304	$ 68,257,468	$ 64,698,298	$ 106,565,177

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 262,374,090	$ 11,606,640	$ —	$ 11,606,640

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Growth VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Tactical – Growth VP (formerly, Transamerica PIMCO Tactical – Growth VP) (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Management Agreement. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and TAM’s responsiveness to any questions by the Trustees.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Growth VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilized to measure performance of the Portfolio as of December 31, 2023,1 each for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Portfolio’s sub-adviser had commenced sub-advising the Portfolio on May 1, 2024 pursuant to its current investment strategies and benchmarks.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio). The Board also considered the fees charged by the Portfolio’s sub-adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders. The Trustees noted that they had previously approved a reduction to the Portfolio’s management fee schedule, which took effect on May 1, 2024 and was not fully reflected in the comparative data.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

1 Effective May 1, 2024, the blended benchmark utilized by TAM to measure the Portfolio’s performance changed in conjunction with a change to the Portfolio’s sub-adviser.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock iShares Tactical - Growth VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM in light of any economies of scale experienced in the future.

Benefits to TAM and/or its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Australia - 4.4%
Charter Hall Group, REIT	46,276	$345,135
Goodman Group, REIT	58,888	1,365,125
Lendlease Corp. Ltd.	243,789	879,837
National Storage, REIT	1,408,732	2,161,459
NEXTDC Ltd. (A)	99,048	1,164,901
Region RE Ltd., REIT	908,819	1,273,173

		7,189,630

Belgium - 0.9%
VGP NV	12,487	1,390,788

Canada - 0.7%
Chase Properties, REIT	124,812	1,171,438

France - 1.2%
Unibail-Rodamco-Westfield, REIT (A)	25,198	1,983,997

Germany - 2.3%
Vonovia SE	129,314	3,676,880

Hong Kong - 6.6%
CK Asset Holdings Ltd.	548,500	2,054,491
Hang Lung Group Ltd.	80,000	87,079
Hang Lung Properties Ltd.	172,000	146,691
Henderson Land Development Co. Ltd.	128,000	343,396
Link, REIT	964,219	3,747,453
Sun Hung Kai Properties Ltd.	290,500	2,512,889
Wharf Holdings Ltd. (B)	93,000	261,408
Wharf Real Estate Investment Co. Ltd.	586,000	1,553,352

		10,706,759

Japan - 10.8%
Daito Trust Construction Co. Ltd.	7,100	731,888
Daiwa House Industry Co. Ltd.	63,700	1,614,177
Daiwa House Investment Corp., REIT	711	1,086,232
Invincible Investment Corp., REIT	1,745	707,154
Japan Airport Terminal Co. Ltd.	23,300	794,624
Japan Hotel Investment Corp., REIT	4,007	1,935,135
Katitas Co. Ltd.	98,500	1,067,099
KDX Realty Investment Corp., REIT	1,323	1,286,901
Mitsubishi Estate Co. Ltd.	276,900	4,337,050
Mitsui Fudosan Logistics Park, Inc., REIT	588	1,584,300
Oriental Land Co. Ltd.	14,900	415,077
ORIX J-REIT, Inc., REIT	1,208	1,195,311
Sumitomo Realty & Development Co. Ltd.	15,800	463,620
Tokyu Fudosan Holdings Corp.	59,200	394,998

		17,613,566

Mexico - 0.1%
Corp. Inmobiliaria Vesta SAB de CV, ADR (B)	4,360	130,756

Singapore - 0.8%
Capitaland Investment Ltd. (B)	660,400	1,295,475

Spain - 2.0%
Cellnex Telecom SA (A)(C)	53,222	1,731,033
Merlin Properties Socimi SA, REIT	139,959	1,558,847

		3,289,880

	Shares	Value
COMMON STOCKS (continued)
Sweden - 1.7%
Castellum AB (A)(B)	121,070	$1,478,107
Sagax AB, Class B	51,586	1,319,948

		2,798,055

Switzerland - 1.0%
Swiss Prime Site AG	16,253	1,541,272

United Kingdom - 3.7%
Big Yellow Group PLC, REIT	69,652	1,033,672
Tritax Big Box PLC, REIT	1,399,268	2,743,430
UNITE Group PLC, REIT	200,273	2,258,232

		6,035,334

United States - 62.0%
Agree Realty Corp., REIT	65,566	4,061,158
Alexandria Real Estate Equities, Inc., REIT	6,891	806,040
AvalonBay Communities, Inc., REIT	28,417	5,879,193
Boston Properties, Inc., REIT	28,293	1,741,717
CareTrust, Inc., REIT	64,725	1,624,598
Cousins Properties, Inc., REIT	49,403	1,143,680
CubeSmart, REIT	50,271	2,270,741
Digital Realty Trust, Inc., REIT	17,261	2,624,535
EastGroup Properties, Inc., REIT	8,944	1,521,374
EPR Properties, REIT	63,441	2,663,253
Equinix, Inc., REIT	12,647	9,568,720
Essential Properties Realty Trust, Inc., REIT	93,439	2,589,195
Extra Space Storage, Inc., REIT	34,201	5,315,177
Federal Realty Investment Trust, REIT	25,456	2,570,292
Healthpeak Properties, Inc., REIT	115,264	2,259,174
Host Hotels & Resorts, Inc., REIT	23,028	414,043
Invitation Homes, Inc., REIT	89,979	3,229,346
Mid-America Apartment Communities, Inc., REIT	34,575	4,930,741
Omega Healthcare Investors, Inc., REIT	47,560	1,628,930
Prologis, Inc., REIT	67,165	7,543,301
Regency Centers Corp., REIT	58,289	3,625,576
Rexford Industrial Realty, Inc., REIT	67,243	2,998,365
Ryman Hospitality Properties, Inc., REIT	28,479	2,843,913
SBA Communications Corp., REIT	10,626	2,085,884
Simon Property Group, Inc., REIT	19,538	2,965,868
SITE Centers Corp., REIT	138,857	2,013,427
SL Green Realty Corp., REIT	10,783	610,749
STAG Industrial, Inc., REIT	71,359	2,573,206
Sun Communities, Inc., REIT	29,429	3,541,486
Ventas, Inc., REIT	12,979	665,304
VICI Properties, Inc., REIT	175,236	5,018,759
Welltower, Inc., REIT	71,819	7,487,131

		100,814,876

Total Common Stocks (Cost $161,905,468)		159,638,706

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.0% (D)
Securities Lending Collateral - 0.0% (D)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (E)	900	$ 900

Total Other Investment Company (Cost $900)		900

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
Fixed Income Clearing Corp., 2.50% (E), dated 06/28/2024, to be repurchased at $2,954,667 on 07/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 03/31/2026, and with a value of $3,013,272.	$2,954,052	2,954,052

Total Repurchase Agreement (Cost $2,954,052)		2,954,052

Total Investments (Cost $164,860,420)		162,593,658
Net Other Assets (Liabilities) - (0.0)% (D)		(47,474)

Net Assets - 100.0%		$162,546,184

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	07/12/2024	USD	205,651	AUD	310,000	$—	$(1,216)
BNP	07/12/2024	USD	204,364	CAD	281,000	—	(1,096)
BNP	07/12/2024	USD	201,234	EUR	186,000	1,924	—
BNP	07/12/2024	USD	108,310	JPY	16,876,000	3,223	—
BNP	07/12/2024	GBP	22,000	USD	27,973	—	(161)
BNP	07/12/2024	HKD	889,000	USD	113,886	——	——
BNP	07/15/2024	KRW	330,082,000	USD	244,998	—	(4,995)
BOA	07/12/2024	USD	93,510	EUR	87,000	285	—
BOA	07/12/2024	USD	6,812,550	HKD	53,234,000	—	(7,016)
BOA	07/12/2024	USD	196,298	ILS	728,000	3,473	—
BOA	07/12/2024	USD	398,480	JPY	61,714,000	14,190	—
BOA	07/12/2024	EUR	149,000	USD	162,162	—	(2,499)
BOA	07/12/2024	JPY	27,830,000	USD	174,920	—	(1,624)
CITI	07/12/2024	USD	1,281	GBP	1,000	16	—
CITI	07/12/2024	USD	26,149	HKD	204,000	15	—
CITI	07/12/2024	USD	248,777	JPY	38,721,000	7,663	—
CITI	07/12/2024	GBP	33,000	USD	41,336	382	—
CITI	07/12/2024	GBP	45,000	USD	57,258	—	(370)
CITI	07/12/2024	HKD	1,985,000	USD	254,790	—	(501)
CITI	07/12/2024	JPY	20,324,000	USD	130,793	—	(4,236)
GSI	07/12/2024	ILS	6,180,000	USD	1,654,179	—	(17,279)
GSI	07/12/2024	JPY	470,792,103	USD	3,113,603	—	(181,997)
HSBC	07/12/2024	USD	996,615	AUD	1,519,000	—	(17,033)
HSBC	07/12/2024	USD	68,788	AUD	103,000	55	—
HSBC	07/12/2024	USD	147,264	EUR	138,000	—	(611)
HSBC	07/12/2024	USD	7,610	EUR	7,000	109	—
HSBC	07/12/2024	USD	58,699	GBP	47,000	—	(719)
HSBC	07/12/2024	USD	313,048	HKD	2,442,000	215	—
HSBC	07/12/2024	USD	412,905	JPY	64,262,000	12,748	—
HSBC	07/12/2024	USD	78,993	SGD	106,000	777	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC	07/12/2024	AUD	8,243,000	USD	5,389,240	$111,414	$—
HSBC	07/12/2024	CAD	7,000	USD	5,140	—	(22)
HSBC	07/12/2024	CAD	8,000	USD	5,832	17	—
HSBC	07/12/2024	EUR	23,000	USD	25,031	—	(385)
HSBC	07/12/2024	HKD	174,000	USD	22,289	2	—
HSBC	07/12/2024	HKD	5,076,000	USD	650,356	—	(93)
HSBC	07/12/2024	NOK	700,000	USD	64,582	1,000	—
HSBC	07/12/2024	SEK	1,070,000	USD	99,701	1,311	—
JPM	07/12/2024	USD	241,177	AUD	371,000	—	(6,395)
JPM	07/12/2024	USD	27,647	CAD	38,000	—	(138)
JPM	07/12/2024	USD	430,664	JPY	67,230,000	12,025	—
JPM	07/12/2024	USD	217,328	SGD	293,000	1,125	—
JPM	07/12/2024	GBP	327,000	USD	417,504	—	(4,112)
JPM	07/12/2024	HKD	2,208,000	USD	283,411	—	(554)
JPM	07/12/2024	JPY	70,747,000	USD	465,527	—	(24,989)
JPM	07/12/2024	NZD	581,000	USD	347,522	6,365	—
NOMI	07/12/2024	USD	95,851	AUD	147,000	—	(2,244)
NOMI	07/12/2024	USD	51,677	CHF	47,000	—	(711)
NOMI	07/12/2024	USD	1,603,325	EUR	1,491,000	5,630	—
NOMI	07/12/2024	USD	139,766	JPY	21,782,000	4,130	—
NOMI	07/12/2024	CAD	1,264,000	USD	923,522	682	—
NOMI	07/12/2024	EUR	250,000	USD	271,340	—	(3,450)
NOMI	07/12/2024	GBP	40,000	USD	50,221	347	—
SSB	07/12/2024	USD	1,220,279	AUD	1,884,000	—	(36,937)
SSB	07/12/2024	USD	335,104	EUR	311,000	1,849	—
SSB	07/12/2024	USD	2,502	GBP	2,000	—	(26)
SSB	07/12/2024	USD	3,819	GBP	3,000	26	—
SSB	07/12/2024	USD	345,080	HKD	2,691,000	348	—
SSB	07/12/2024	USD	880,712	JPY	139,036,000	14,940	—
SSB	07/12/2024	GBP	10,000	USD	12,741	—	(99)
SSB	07/12/2024	HKD	336,000	USD	43,012	31	—
SSB	07/12/2024	HKD	2,049,000	USD	262,703	—	(215)
SSB	07/12/2024	JPY	38,048,000	USD	240,345	—	(3,421)
SSB	07/12/2024	SEK	1,576,000	USD	146,987	1,794	—
SSB	07/12/2024	SGD	4,979,000	USD	3,691,658	—	(17,681)
UBS	07/12/2024	USD	146,358	EUR	137,000	—	(446)
UBS	07/12/2024	USD	2,521	GBP	2,000	—	(8)
UBS	07/12/2024	USD	113,288	HKD	884,000	43	—
UBS	07/12/2024	USD	372,809	JPY	57,599,000	14,142	—
UBS	07/12/2024	CHF	357,000	USD	395,812	2,121	—
UBS	07/12/2024	EUR	445,000	USD	479,820	—	(2,976)
UBS	07/12/2024	GBP	131,000	USD	164,231	1,378	—
UBS	07/12/2024	JPY	1,948,000	USD	12,499	—	(369)

Total						$225,795	$(346,624)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$102,117,070	$57,521,636	$—	$159,638,706
Other Investment Company	900	—	—	900
Repurchase Agreement	—	2,954,052	—	2,954,052

Total Investments	$102,117,970	$60,475,688	$—	$162,593,658

Other Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$225,795	$—	$225,795

Total Other Financial Instruments	$—	$225,795	$—	$225,795

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$(346,624)	$—	$(346,624)

Total Other Financial Instruments	$—	$(346,624)	$—	$(346,624)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of the securities on loan is $1,500,695, collateralized by cash collateral of $900 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,596,982. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)

Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the total value of 144A securities is $1,731,033, representing 1.1% of the Portfolio’s net assets.

(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rate disclosed reflects the yield at June 30, 2024.
(F)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION(S):

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION(S):

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

COUNTERPARTY ABBREVIATION(S) (continued):

HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
NOMI	Nomura International PLC
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATION(S):

ADR	American Depositary Receipt
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Real Estate Securities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Investments, at value (cost $161,906,368) (including securities loaned of $1,500,695)	$159,639,606
Repurchase agreement, at value (cost $2,954,052)	2,954,052
Foreign currency, at value (cost $61,614)	61,616
Receivables and other assets:
Investments sold	213,611
Net income from securities lending	418
Shares of beneficial interest sold	2,272
Dividends	733,184
Interest	615
Tax reclaims	206,422
Unrealized appreciation on forward foreign currency contracts	225,795
Prepaid expenses	312

Total assets	164,037,903

Liabilities:
Cash collateral received upon return of:
Securities on loan	900
Payables and other liabilities:
Investments purchased	816,822
Shares of beneficial interest redeemed	92,240
Investment management fees	94,128
Distribution and service fees	13,040
Transfer agent costs	247
Trustee and CCO fees	647
Audit and tax fees	16,088
Custody fees	52,168
Legal fees	9,905
Printing and shareholder reports fees	34,214
Other accrued expenses	14,696
Unrealized depreciation on forward foreign currency contracts	346,624
Total liabilities	1,491,719
Net assets	$162,546,184

Net assets consist of:
Capital stock ($0.01 par value)	$168,540
Additional paid-in capital	424,785,268
Total distributable earnings (accumulated losses)	(262,407,624)
Net assets	$162,546,184

Net assets by class:
Initial Class	$94,359,880
Service Class	68,186,304

Shares outstanding:
Initial Class	10,075,032
Service Class	6,778,981

Net asset value and offering price per share:
Initial Class	$9.37
Service Class	10.06

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income	$3,190,525
Interest income	51,981
Net income from securities lending	13,492
Withholding taxes on foreign income	(96,218)

Total investment income	3,159,780

Expenses:
Investment management fees	624,737
Distribution and service fees:
Service Class	84,948
Transfer agent costs	976
Trustee and CCO fees	3,965
Audit and tax fees	12,303
Custody fees	51,145
Legal fees	11,387
Printing and shareholder reports fees	31,984
Other	15,828
Total expenses before waiver and/or reimbursement and recapture	837,273

Expenses waived and/or reimbursed:

Initial Class	(12,801)

Service Class	(9,206)
Net expenses	815,266

Net investment income (loss)	2,344,514

Net realized gain (loss) on:
Investments	2,376,105
Forward foreign currency contracts	(160,373)

Foreign currency transactions	51,361

Net realized gain (loss)	2,267,093

Net change in unrealized appreciation (depreciation) on:
Investments	(10,518,232)
Forward foreign currency contracts	(521,823)

Translation of assets and liabilities denominated in foreign currencies	(6,119)

Net change in unrealized appreciation (depreciation)	(11,046,174)

Net realized and change in unrealized gain (loss)	(8,779,081)

Net increase (decrease) in net assets resulting from operations	$(6,434,567)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Real Estate Securities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$2,344,514	$7,100,250
Net realized gain (loss)	2,267,093	(75,201,236)
Net change in unrealized appreciation (depreciation)	(11,046,174)	89,849,260

Net increase (decrease) in net assets resulting from operations	(6,434,567)	21,748,274

Dividends and/or distributions to shareholders:
Initial Class	—	(10,636,279)
Service Class	—	(3,641,407)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(14,277,686)

Capital share transactions:
Proceeds from shares sold:
Initial Class	789,471	1,188,832
Service Class	1,554,138	2,463,258

	2,343,609	3,652,090
Dividends and/or distributions reinvested:
Initial Class	—	10,636,279
Service Class	—	3,641,407

	—	14,277,686
Cost of shares redeemed:
Initial Class	(3,554,788)	(228,764,240)
Service Class	(3,921,462)	(8,108,168)

	(7,476,250)	(236,872,408)

Net increase (decrease) in net assets resulting from capital share transactions	(5,132,641)	(218,942,632)

Net increase (decrease) in net assets	(11,567,208)	(211,472,044)

Net assets:
Beginning of period/year	174,113,392	385,585,436
End of period/year	$162,546,184	$174,113,392

Capital share transactions - shares:
Shares issued:
Initial Class	84,325	130,827
Service Class	154,691	253,220

	239,016	384,047
Shares reinvested:
Initial Class	—	1,196,432
Service Class	—	380,900

	—	1,577,332
Shares redeemed:
Initial Class	(378,664)	(25,546,390)
Service Class	(388,201)	(824,634)

	(766,865)	(26,371,024)
Net increase (decrease) in shares outstanding:
Initial Class	(294,339)	(24,219,131)
Service Class	(233,510)	(190,514)

	(527,849)	(24,409,645)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock Real Estate Securities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$9.72		$9.12	$13.17	$10.69	$13.40	$10.80

Investment operations:
Net investment income (loss)(A)	0.14		0.24	0.24	0.36	0.23	0.27
Net realized and unrealized gain (loss)	(0.49)		0.92	(3.91)	2.43	(0.53)	2.44

Total investment operations	(0.35)		1.16	(3.67)	2.79	(0.30)	2.71
Dividends and/or distributions to shareholders:
Net investment income	—		(0.56)	(0.38)	(0.31)	(1.51)	(0.11)
Net realized gains	—		—	—	—	(0.90)	—
Total dividends and/or distributions to shareholders	—		(0.56)	(0.38)	(0.31)	(2.41)	(0.11)

Net asset value, end of period/year	$9.37		$9.72	$9.12	$13.17	$10.69	$13.40

Total return	(3.60	)%(B)	13.33%	(28.19)%	26.22%	(0.31)%	25.19%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$94,360		$100,807	$315,322	$965,695	$343,554	$907,719
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.93	%(C)	0.90%	0.78%	0.79%	0.82%	0.78%
Including waiver and/or reimbursement and recapture	0.90	%(C)	0.90%	0.78%	0.79%	0.82%	0.78%
Net investment income (loss) to average net assets	2.99	%(C)	2.55%	2.14%	2.88%	2.03%	2.17%
Portfolio turnover rate	24	%(B)	60%	62%	62%	107%	93%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock Real Estate Securities VP

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$10.45		$9.75	$14.04	$11.39	$14.09	$11.35

Investment operations:
Net investment income (loss)(A)	0.14		0.19	0.21	0.28	0.21	0.24
Net realized and unrealized gain (loss)	(0.53)		1.04	(4.16)	2.65	(0.53)	2.58

Total investment operations	(0.39)		1.23	(3.95)	2.93	(0.32)	2.82

Dividends and/or distributions to shareholders:
Net investment income	—		(0.53)	(0.34)	(0.28)	(1.48)	(0.08)
Net realized gains	—		—	—	—	(0.90)	—
Total dividends and/or distributions to shareholders	—		(0.53)	(0.34)	(0.28)	(2.38)	(0.08)

Net asset value, end of period/year	$10.06		$10.45	$9.75	$14.04	$11.39	$14.09

Total return	(3.73	)%(B)	13.15%	(28.38)%	25.85%	(0.51)%	24.88%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$68,186		$73,306	$70,263	$106,586	$91,150	$97,213
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.18	%(C)	1.15%	1.03%	1.04%	1.06%	1.03%
Including waiver and/or reimbursement and recapture	1.15	%(C)	1.15%	1.03%	1.04%	1.06%	1.03%
Net investment income (loss) to average net assets	2.74	%(C)	1.98%	1.83%	2.16%	1.82%	1.82%
Portfolio turnover rate	24	%(B)	60%	62%	62%	107%	93%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Real Estate Securities VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2024 by the Portfolio.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2024, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$900	$—	$—	$—	$900
Total Borrowings	$900	$—	$—	$—	$900

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2024 are listed within the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2024.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	$—	$225,795	$—	$—	$—	$225,795
Total	$—	$225,795	$—	$—	$—	$225,795

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	$—	$(346,624)	$—	$—	$—	$(346,624)
Total	$—	$(346,624)	$—	$—	$—	$(346,624)

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2024.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$(160,373)	$—	$—	$—	$(160,373)
Total	$—	$(160,373)	$—	$—	$—	$(160,373)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$(521,823)	$—	$—	$—	$(521,823)
Total	$—	$(521,823)	$—	$—	$—	$(521,823)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2024.

Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	$21,452,093
Average contract amounts sold — in USD	17,690,079

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfoliois in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2024. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Receivable		Financial Instruments	Collateral Pledged (B)	Net Payable
	Assets				Liabilities
Bank of America, N.A.	$17,948	$(11,139)	$—	$6,809	$11,139	$(11,139)	$—	$—
BNP Paribas	5,147	(5,147)	—	—	7,468	(5,147)	—	2,321
Citibank, N.A.	8,076	(5,107)	—	2,969	5,107	(5,107)	—	—
Goldman Sachs International	—	—	—	—	199,276	—	—	199,276
HSBC Bank USA	127,648	(18,863)	—	108,785	18,863	(18,863)	—	—
JPMorgan Chase Bank, N.A.	19,515	(19,515)	—	—	36,188	(19,515)	—	16,673
Nomura International PLC	10,789	(6,405)	—	4,384	6,405	(6,405)	—	—
State Street Bank & Trust Co.	18,988	(18,988)	—	—	58,379	(18,988)	—	39,391
UBS AG	17,684	(3,799)	—	13,885	3,799	(3,799)	—	—
Total	$225,795	$(88,963)	$—	$136,832	$346,624	$(88,963)	$—	$257,661

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. RISK FACTORS (continued)

Real estate securities risk: Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the Portfolio’s real estate-related investments are concentrated in one geographic area or one property type, the Portfolio will also be subject to the risks associated with that one area or property type. The value of the Portfolio’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $250 million	0.77%
Over $250 million up to $500 million	0.75
Over $500 million up to $750 million	0.70
Over $750 million	0.68

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.90%	May 1, 2025
Service Class	1.15	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 39,338,885	$ —	$ 41,923,908	$ —

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 164,860,420	$ 10,113,215	$ (12,500,806)	$ (2,387,591)

11. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Real Estate Securities VP

MANAGEMENT, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Real Estate Securities VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”) and the renewal of the investment sub-sub-advisory agreements (the “Sub-Sub-Advisory Agreements” and together with the Sub-Advisory Agreement and the Management Agreement, the “Agreements”) with respect to the Portfolio between the Sub-Adviser and each of BlackRock International Limited and BlackRock (Singapore) Limited (each a “Sub-Sub-Adviser” and collectively the “Sub-Sub-Advisers”).

Following its review and consideration, the Board determined that the terms of the Management Agreement, the Sub-Advisory Agreement and each Sub-Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM, the Sub-Adviser and each Sub-Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM, the Sub-Adviser and each Sub-Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM, the Sub-Adviser and each Sub-Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser and each Sub-Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Management Agreement. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM, the Sub-Adviser or the Sub-Sub-Advisers present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM, the Sub-Adviser and each Sub-Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s, the Sub-Adviser’s and each Sub-Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management teams of the Sub-Adviser and each Sub-Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Real Estate Securities VP

MANAGEMENT, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(unaudited)

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM, the Sub-Adviser and each Sub-Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period, in line with the median for the past 5-year period and below the median for the past 3- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1- and 5-year periods and below the benchmark for the past 3- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2018 pursuant to its current investment objective, investment strategies and benchmarks. The Trustees also noted recent changes in the portfolio management team at the Sub-Adviser. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services and the Sub-Sub-Advisers for sub-sub-advisory services, noting that TAM pays sub-advisory fees to the Sub-Adviser and that the sub-sub-advisory fees payable to the Sub-Sub-Advisers are paid by the Sub-Adviser and not the Portfolio or TAM. The Board also considered the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management, sub-advisory and sub-sub-advisory fees to be received by TAM, the Sub-Adviser and the Sub-Sub-Advisers under the Management Agreement, the Sub-Advisory Agreement and each Sub-Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Real Estate Securities VP

MANAGEMENT, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(unaudited)

Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM, the Sub-Adviser or a Sub-Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and each Sub-Sub-Adviser’s sub-sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fees paid to the Sub-Adviser and the Sub-Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates, the Sub-Adviser and/or the Sub-Sub-Advisers from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, the Sub-Adviser and/or the Sub-Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser and the Sub-Sub-Advisers. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement, the Sub-Advisory Agreement and each Sub-Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 91.3%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B)(C)(D)(E)	13,521	$16,252

International Equity Funds - 15.8%
Transamerica International Focus VP (C)	7,099,129	64,673,069
Transamerica Morgan Stanley Capital Growth VP (C)	3,710,436	20,667,128
Transamerica TSW International Equity VP (C)	3,731,554	55,674,789

		141,014,986

U.S. Equity Funds - 52.6%
Transamerica JPMorgan Enhanced Index VP (C)	10,753,937	298,529,290
Transamerica Large Cap Value (C)	5,217,353	73,095,120
Transamerica Small Cap Growth (C)	2,062,920	13,924,714
Transamerica Small Cap Value (C)	2,219,974	12,631,650
Transamerica WMC US Growth VP (C)	1,707,481	72,875,275

		471,056,049

U.S. Fixed Income Funds - 22.9%
Transamerica Aegon Core Bond VP (C)	6,470,936	70,727,331
Transamerica Bond (C)	8,829,651	70,372,315
Transamerica Short-Term Bond (C)	6,536,555	63,600,679

		204,700,325

Total Investment Companies (Cost $721,390,791)		816,787,612

EXCHANGE-TRADED FUNDS - 7.2%
U.S. Equity Funds - 2.9%
SPDR S&P 500 ETF Trust	28,277	15,388,909
Vanguard Value ETF (F)	65,894	10,570,057

		25,958,966

	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
U.S. Fixed Income Fund - 4.3%
Vanguard Total Bond Market ETF	536,688	$38,668,370

Total Exchange-Traded Funds (Cost $62,057,968)		64,627,336

OTHER INVESTMENT COMPANY - 0.0% (A)
Securities Lending Collateral - 0.0% (A)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (G)	409,375	409,375

Total Other Investment Company (Cost $409,375)		409,375

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 2.50% (G), dated 06/28/2024, to be repurchased at $2,384,929 on 07/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 03/31/2026, and with a value of $2,432,288.	$2,384,433	2,384,433

Total Repurchase Agreement (Cost $2,384,433)		2,384,433

Total Investments (Cost $786,242,567)		884,208,756

Net Other Assets (Liabilities) - 1.2%		10,290,833

Net Assets - 100.0%		$894,499,589

INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$816,771,360	$—	$—	$816,771,360
Exchange-Traded Funds	64,627,336	—	—	64,627,336
Other Investment Company	409,375	—	—	409,375
Repurchase Agreement	—	2,384,433	—	2,384,433

Total	$881,808,071	$2,384,433	$—	$884,192,504

Investment Companies Measured at Net Asset Value (D)				16,252

Total Investments				$884,208,756

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)

Affiliated investment in the Class I2 shares of funds within Transamerica Funds and/or affiliated investment in the Initial Class shares of funds within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2024	Shares as of June 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Core Bond VP	$160,336,297	$26,800,000	$(114,000,000)	$(2,803,963)	$394,997	$70,727,331	6,470,936	$—	$—
Transamerica Bond	158,957,680	29,096,604	(113,500,000)	(4,753,759)	571,790	70,372,315	8,829,651	2,296,604	—
Transamerica Global Allocation Liquidating Trust	16,809	—	—	—	(557)	16,252	13,521	—	—
Transamerica International Focus VP	56,306,320	17,000,000	(11,800,000)	3,298,893	(132,144)	64,673,069	7,099,129	—	—
Transamerica JPMorgan Enhanced Index VP	270,559,111	71,000,000	(86,600,000)	13,238,002	30,332,177	298,529,290	10,753,937	—	—
Transamerica Large Cap Value	66,808,728	17,964,475	(19,000,000)	—	7,321,917	73,095,120	5,217,353	464,475	—
Transamerica Morgan Stanley Capital Growth VP	18,137,609	2,600,000	—	—	(70,481)	20,667,128	3,710,436	—	—
Transamerica Short-Term Bond	10,015,696	53,528,432	—	—	56,551	63,600,679	6,536,555	728,432	—
Transamerica Small Cap Growth	12,023,153	1,700,000	—	—	201,561	13,924,714	2,062,920	—	—
Transamerica Small Cap Value	12,476,252	—	—	—	155,398	12,631,650	2,219,974	—	—
Transamerica TSW International Equity VP	54,779,361	7,600,000	(8,900,000)	1,617,488	577,940	55,674,789	3,731,554	—	—
Transamerica WMC US Growth VP	61,001,722	16,800,000	(17,000,000)	(260,145)	12,333,698	72,875,275	1,707,481	—	—

Total	$881,418,738	$244,089,511	$(370,800,000)	$10,336,516	$51,742,847	$816,787,612	58,353,447	$3,489,511	$—

(D)

Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.

(E)	Restricted security. At June 30, 2024, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$139,107	$16,252	0.0%(A)

(F)

All or a portion of the security is on loan. The total value of the securities on loan is $401,025, collateralized by cash collateral of $409,375. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(G)	Rate disclosed reflects the yield at June 30, 2024.
(H)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Tactical Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Affiliated investments, at value (cost $721,390,791)	$816,787,612
Unaffiliated investments, at value (cost $62,467,343) (including securities loaned of $401,025)	65,036,711
Repurchase agreement, at value (cost $2,384,433)	2,384,433
Receivables and other assets:
Investments sold	11,625,706
Net income from securities lending	1,947
Shares of beneficial interest sold	34
Dividends from affiliated investments	470,847
Dividends from unaffiliated investments	162,614
Interest	497
Prepaid expenses	3,601
Total assets	896,474,002

Liabilities:
Cash collateral received upon return of:
Securities on loan	409,375
Payables and other liabilities:
Investments purchased	470,846
Shares of beneficial interest redeemed	726,455
Investment management fees	89,272
Distribution and service fees	166,564
Transfer agent costs	910
Trustee and CCO fees	2,680
Audit and tax fees	14,761
Custody fees	4,951
Legal fees	19,168
Printing and shareholder reports fees	52,503
Other accrued expenses	16,928
Total liabilities	1,974,413

Net assets	$894,499,589

Net assets consist of:
Capital stock ($0.01 par value)	$645,714
Additional paid-in capital	869,372,486
Total distributable earnings (accumulated losses)	24,481,389

Net assets	$894,499,589

Net assets by class:
Initial Class	$26,764,453
Service Class	867,735,136

Shares outstanding:
Initial Class	4,738,075
Service Class	59,833,366

Net asset value and offering price per share:
Initial Class	$5.65
Service Class	14.50

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income from affiliated investments	$3,489,511
Dividend income from unaffiliated investments	667,053
Interest income from unaffiliated investments	40,311
Net income from securities lending	9,380

Total investment income	4,206,255

Expenses:
Investment management fees	580,018
Distribution and service fees:
Service Class	1,083,167
Transfer agent costs	5,120
Trustee and CCO fees	20,929
Audit and tax fees	14,585
Custody fees	4,839
Legal fees	36,452
Printing and shareholder reports fees	48,465
Other	28,037

Total expenses	1,821,612

Net investment income (loss)	2,384,643

Net realized gain (loss) on:
Affiliated investments	10,336,516
Unaffiliated investments	2,553,897

Net realized gain (loss)	12,890,413

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	51,742,847
Unaffiliated investments	1,641,006

Net change in unrealized appreciation (depreciation)	53,383,853

Net realized and change in unrealized gain (loss)	66,274,266

Net increase (decrease) in net assets resulting from operations	$68,658,909

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock Tactical Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$2,384,643	$14,274,794
Net realized gain (loss)	12,890,413	(73,482,150)
Net change in unrealized appreciation (depreciation)	53,383,853	186,915,493

Net increase (decrease) in net assets resulting from operations	68,658,909	127,708,137

Dividends and/or distributions to shareholders:
Initial Class	—	(3,784,261)
Service Class	—	(54,516,846)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(58,301,107)

Capital share transactions:
Proceeds from shares sold:
Initial Class	311,430	790,301
Service Class	1,617,004	5,287,906
	1,928,434	6,078,207
Dividends and/or distributions reinvested:
Initial Class	—	3,784,261
Service Class	—	54,516,846
	—	58,301,107
Cost of shares redeemed:
Initial Class	(1,547,041)	(2,634,141)
Service Class	(92,320,405)	(146,987,289)
	(93,867,446)	(149,621,430)

Net increase (decrease) in net assets resulting from capital share transactions	(91,939,012)	(85,242,116)

Net increase (decrease) in net assets	(23,280,103)	(15,835,086)

Net assets:
Beginning of period/year	917,779,692	933,614,778
End of period/year	$894,499,589	$917,779,692

Capital share transactions - shares:
Shares issued:
Initial Class	57,161	148,025
Service Class	114,358	411,668
	171,519	559,693
Shares reinvested:
Initial Class	—	766,045
Service Class	—	4,292,665
	—	5,058,710
Shares redeemed:
Initial Class	(285,850)	(498,623)
Service Class	(6,610,296)	(11,357,406)
	(6,896,146)	(11,856,029)
Net increase (decrease) in shares outstanding:
Initial Class	(228,689)	415,447
Service Class	(6,495,938)	(6,653,073)
	(6,724,627)	(6,237,626)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock Tactical Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$5.23		$5.33	$8.50	$8.87	$8.99	$8.68
Investment operations:
Net investment income (loss)(A)	0.02		0.10	0.17	0.29	0.25	0.17
Net realized and unrealized gain (loss)	0.40		0.66	(1.47)	0.40	0.87	1.29

Total investment operations	0.42		0.76	(1.30)	0.69	1.12	1.46
Dividends and/or distributions to shareholders:
Net investment income	—		(0.37)	(0.60)	(0.48)	(0.33)	(0.40)
Net realized gains	—		(0.49)	(1.27)	(0.58)	(0.91)	(0.75)
Total dividends and/or distributions to shareholders	—		(0.86)	(1.87)	(1.06)	(1.24)	(1.15)

Net asset value, end of period/year	$5.65		$5.23	$5.33	$8.50	$8.87	$8.99

Total return	8.03	%(B)	15.31%	(16.06)%	7.91%	13.40%	17.43%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$26,764		$25,978	$24,280	$29,319	$28,518	$26,400
Expenses to average net assets(C)	0.17	%(D)	0.17%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss) to average net assets	0.78	%(D)	1.81%	2.52%	3.22%	2.83%	1.91%
Portfolio turnover rate	38	%(B)	91%	42%	33%	67%	36%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$13.45		$12.46	$16.97	$16.72	$15.90	$14.57
Investment operations:
Net investment income (loss)(A)	0.04		0.20	0.32	0.50	0.40	0.26
Net realized and unrealized gain (loss)	1.01		1.61	(3.01)	0.76	1.62	2.17

Total investment operations	1.05		1.81	(2.69)	1.26	2.02	2.43
Dividends and/or distributions to shareholders:
Net investment income	—		(0.33)	(0.55)	(0.43)	(0.29)	(0.35)
Net realized gains	—		(0.49)	(1.27)	(0.58)	(0.91)	(0.75)
Total dividends and/or distributions to shareholders	—		(0.82)	(1.82)	(1.01)	(1.20)	(1.10)

Net asset value, end of period/year	$14.50		$13.45	$12.46	$16.97	$16.72	$15.90

Total return	7.81	%(B)	14.88%	(16.21)%	7.63%	13.19%	17.05%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$867,736		$891,802	$909,335	$1,253,039	$1,348,851	$1,363,259
Expenses to average net assets(C)	0.42	%(D)	0.42%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss) to average net assets	0.53	%(D)	1.54%	2.23%	2.92%	2.53%	1.65%
Portfolio turnover rate	38	%(B)	91%	42%	33%	67%	36%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Tactical Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2024, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions Exchange-Traded Funds	$409,375	$—	$—	$—	$409,375
Total Borrowings	$409,375	$—	$—	$—	$409,375

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK FACTORS (continued)

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $1 billion	0.130%
Over $1 billion up to $2 billion	0.110
Over $2 billion up to $3 billion	0.105
Over $3 billion	0.100

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.21%	May 1, 2025
Service Class	0.46	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 346,069,226	$ 444,261,181

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 786,242,567	$ 98,818,042	$ (851,853)	$ 97,966,189

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Tactical Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period, in line with the median for the past 5- and 10-year periods and below the median for the past 3-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica BlackRock Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica Goldman Sachs 70/30 Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.7%
International Equity Funds - 20.7%
Transamerica Emerging Markets Opportunities (A)	23,640	$188,174
Transamerica International Equity (A)	31,605	659,916
Transamerica International Small Cap Value (A)	6,004	89,887
Transamerica International Stock (A)	56,526	689,048

		1,627,025

U.S. Equity Funds - 49.5%
Transamerica Aegon Sustainable Equity Income VP (A)	8,121	161,118
Transamerica Large Cap Value (A)	116,371	1,630,354
Transamerica Small Cap Growth (A)	12,435	83,938
Transamerica Small Cap Value (A)	16,776	95,459
Transamerica WMC US Growth VP (A)	45,137	1,926,447

		3,897,316

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 29.5%
Transamerica Bond (A)	68,474	$545,737
Transamerica Core Bond (A)	147,956	1,259,100
Transamerica High Yield Bond (A)	20,810	166,897
Transamerica Long Credit (A)	20,754	196,541
Transamerica Pinebridge Inflation Opportunities VP (A)	15,628	153,000

		2,321,275

Total Investment Companies (Cost $7,506,209)		7,845,616

Total Investments (Cost $7,506,209)		7,845,616

Net Other Assets (Liabilities) - 0.3%		27,014

Net Assets - 100.0%		$7,872,630

INVESTMENT VALUATION:

Valuation Inputs (B)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$7,845,616	$—	$—	$7,845,616

Total Investments	$7,845,616	$—	$—	$7,845,616

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Affiliated investment in the Class I2 shares of funds within Transamerica Funds and/or affiliated investment in the Initial Class shares of funds within Transamerica Series Trust. Affiliated interest income, dividends income, realized and unrealized gains (losses), if any, are broken out within the Statement of Operations.

(B)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs 70/30 Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Affiliated investments, at value (cost $7,506,209)	$7,845,616
Cash	45,138
Receivables and other assets:
Dividends from affiliated investments	7,940
Due from investment manager	2,195
Prepaid expenses	30
Total assets	7,900,919

Liabilities:
Payables and other liabilities:
Affiliated investments purchased	7,940
Shares of beneficial interest redeemed	194
Distribution and service fees	1,507
Trustee and CCO fees	18
Audit and tax fees	12,019
Custody fees	1,662
Legal fees	49
Printing and shareholder reports fees	169
Other accrued expenses	4,731
Total liabilities	28,289

Net assets	$7,872,630

Net assets consist of:
Capital stock ($0.01 par value)	$6,084
Additional paid-in capital	7,251,138
Total distributable earnings (accumulated losses)	615,408

Net assets	$7,872,630

Shares outstanding	608,387

Net asset value and offering price per share	$12.94

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income from affiliated investments	$55,093
Interest income from unaffiliated investments	223

Total investment income	55,316

Expenses:
Investment management fees	3,675
Distribution and service fees	8,834
Transfer agent costs	35
Trustee and CCO fees	168
Audit and tax fees	12,015
Custody fees	1,665
Legal fees	195
Printing and shareholder reports fees	627
Index fees	5,022
Filing fees	4,538
Other	93
Total expenses before waiver and/or reimbursement and recapture	36,867

Expenses waived and/or reimbursed	(18,492)

Net expenses	18,375

Net investment income (loss)	36,941

Net realized gain (loss) on:
Affiliated investments	27,386

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	478,453

Net realized and change in unrealized gain (loss)	505,839

Net increase (decrease) in net assets resulting from operations	$542,780

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs 70/30 Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$ 36,941	$ 100,297
Net realized gain (loss)	27,386	125,878
Net change in unrealized appreciation (depreciation)	478,453	521,322

Net increase (decrease) in net assets resulting from operations	542,780	747,497

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(161,144)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(161,144)

Capital share transactions:
Proceeds from shares sold	1,267,188	1,618,485
Dividends and/or distributions reinvested	—	161,144
Cost of shares redeemed	(164,211)	(195,071)

Net increase (decrease) in net assets resulting from capital share transactions	1,102,977	1,584,558

Net increase (decrease) in net assets	1,645,757	2,170,911

Net assets:
Beginning of period/year	6,226,873	4,055,962
End of period/year	$7,872,630	$6,226,873

Capital share transactions - shares:
Shares issued	102,438	142,680
Shares reinvested	—	14,210
Shares redeemed	(13,020)	(17,576)

Net increase (decrease) in shares outstanding	89,418	139,314

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs 70/30 Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2024 (unaudited)		December 31, 2023		December 31, 2022		December 31, 2021		December 31, 2020(A)

Net asset value, beginning of period/year	$12.00		$10.68		$14.04		$12.69		$10.00
Investment operations:
Net investment income (loss)(B)	0.06		0.24		0.21		0.38		0.19
Net realized and unrealized gain (loss)	0.88		1.48		(2.60)		1.28		2.50

Total investment operations	0.94		1.72		(2.39)		1.66		2.69

Contributions from Investment Manager	—		—		—		0.03		—
Dividends and/or distributions to shareholders:
Net investment income	—		(0.19)		(0.23)		(0.12)		—
Net realized gains	—		(0.21)		(0.74)		(0.22)		—
Total dividends and/or distributions to shareholders	—		(0.40)		(0.97)		(0.34)		—

Net asset value, end of period/year	$12.94		$12.00		$10.68		$14.04		$12.69

Total return	7.83	%(C)	16.25%		(17.10)%		13.33	%(D)	26.90	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,873		$6,227		$4,056		$3,807		$1,289
Expenses to average net assets(E)
Excluding waiver and/or reimbursement and recapture	1.04	%(F)	1.42%		1.66%		1.72%		6.01	%(F)
Including waiver and/or reimbursement and recapture	0.52	%(F)(G)	0.52	%(G)	0.51	%(G)	0.50	%(G)	1.15	%(F)
Net investment income (loss) to average net assets	1.05	%(F)	2.10%		1.79%		2.78%		2.54	%(F)
Portfolio turnover rate	12	%(C)	7%		24%		23%		4	%(C)

(A)	Commenced operations on May 1, 2020.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Total return includes the contribution from investment manager. If the investment manager had not made the contribution, total return would have decreased by 0.24%.
(E)	Does not include expenses of the underlying investments in which the Portfolio invests.
(F)	Annualized.
(G)

Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Portfolio through its investments in Underlying Funds. If the expenses incurred by the Underlying Funds were included in these ratios they would have increased by 0.63% (annualized), 0.63%, 0.64% and 0.65%, for the period ended June 30, 2024 and the years ended December 31, 2023, December 31, 2022 and December 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Goldman Sachs 70/30 Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.

Asset class variation risk: The underlying portfolios invest principally in the securities constituting their asset class (i.e., equity or fixed-income) or underlying index components. However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK FACTORS (continued)

underlying portfolios at any given time, and the percentage of the Portfolio’s assets invested in various underlying portfolios, the Portfolio’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class, and this in turn may adversely affect the Portfolio’s performance.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $1 billion	0.1040%
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion up to $9 billion	0.0800
Over $9 billion	0.0725

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Portfolio’s investment in the underlying Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.15%	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the 36-month period ended June 30, 2024, the balances available for recapture by TAM for the Portfolio are as follows:

	Amounts Available
	2021 (A)	2022	2023	2024	Total
Service Class	$ 21,040	$ 45,282	$ 42,806	$ 18,492	$ 127,620

(A)  For the six-month period of July 1, 2021 through December 31, 2021.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 1,995,093	$ 830,000

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 7,506,209	$ 451,795	$ (112,388)	$ 339,407

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs 70/30 Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Goldman Sachs 70/30 Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limit, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review,

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs 70/30 Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1- and 3-year periods.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs 70/30 Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.6%
International Equity Funds - 15.6%
iShares Core MSCI EAFE ETF	1,804,570	$131,083,965
iShares Core MSCI Emerging Markets ETF	3,782,931	202,500,296
iShares MSCI EAFE ETF (A)	866,986	67,911,013
iShares MSCI EAFE Small-Cap ETF (A)	253,984	15,655,574
Vanguard FTSE Developed Markets ETF	4,069,497	201,114,542

		618,265,390

U.S. Equity Funds - 36.2%
iShares Core S&P 500 ETF	822,200	449,932,506
iShares Core S&P Mid-Cap ETF	863,169	50,512,650
iShares Russell 2000 ETF (A)	339,714	68,924,573
SPDR S&P 500 ETF Trust	379,843	206,718,157
Vanguard S&P 500 ETF	1,310,658	655,499,386

		1,431,587,272

U.S. Fixed Income Funds - 47.8%
iShares Core U.S. Aggregate Bond ETF	6,880,541	667,894,115
Vanguard Intermediate-Term Corporate Bond ETF (A)	6,956,164	556,006,188
Vanguard Total Bond Market ETF	9,287,955	669,197,158

		1,893,097,461

Total Exchange-Traded Funds (Cost $3,695,544,993)		3,942,950,123

	Shares	Value
OTHER INVESTMENT COMPANY - 6.1%
Securities Lending Collateral - 6.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (B)	241,681,646	$241,681,646

Total Other Investment Company (Cost $241,681,646)		241,681,646

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 2.50% (B), dated 06/28/2024, to be repurchased at $16,439,991 on 07/01/2024. Collateralized by a U.S. Government Obligation, 3.75%, due 04/15/2026, and with a value of $16,765,358.	$16,436,567	16,436,567

Total Repurchase Agreement (Cost $16,436,567)		16,436,567

Total Investments (Cost $3,953,663,206)		4,201,068,336

Net Other Assets (Liabilities) - (6.1)%		(241,915,439)

Net Assets - 100.0%		$3,959,152,897

INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$3,942,950,123	$—	$—	$3,942,950,123
Other Investment Company	241,681,646	—	—	241,681,646
Repurchase Agreement	—	16,436,567	—	16,436,567

Total Investments	$4,184,631,769	$16,436,567	$—	$4,201,068,336

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of the securities on loan is $356,553,031, collateralized by cash collateral of $241,681,646 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $122,725,529. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at June 30, 2024.
(C)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Unaffiliated investments, at value (cost $3,937,226,639) (including securities loaned of $356,553,031)	$4,184,631,769
Repurchase agreement, at value (cost $16,436,567)	16,436,567
Receivables and other assets:
Net income from securities lending	98,896
Dividends from unaffiliated investments	3,005,712
Interest	3,424
Prepaid expenses	15,992

Total assets	4,204,192,360

Liabilities:
Cash collateral received upon return of:
Securities on loan	241,681,646
Payables and other liabilities:
Shares of beneficial interest redeemed	1,329,852
Investment management fees	917,132
Distribution and service fees	759,517
Transfer agent costs	4,218
Trustee and CCO fees	12,140
Audit and tax fees	31,746
Custody fees	20,422
Legal fees	86,154
Printing and shareholder reports fees	112,565
Other accrued expenses	84,071

Total liabilities	245,039,463

Net assets	$3,959,152,897

Net assets consist of:
Capital stock ($0.01 par value)	$3,311,014
Additional paid-in capital	3,512,338,677
Total distributable earnings (accumulated losses)	443,503,206

Net assets	$3,959,152,897

Net assets by class:
Initial Class	$4,919,938
Service Class	3,954,232,959

Shares outstanding:
Initial Class	404,592
Service Class	330,696,841

Net asset value and offering price per share:
Initial Class	$12.16
Service Class	11.96

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income from unaffiliated investments	$48,540,839
Interest income from unaffiliated investments	173,700
Net income from securities lending	240,946

Total investment income	48,955,485

Expenses:
Investment management fees	5,951,769
Distribution and service fees:
Service Class	4,929,289
Transfer agent costs	22,819
Trustee and CCO fees	92,846
Audit and tax fees	30,747
Custody fees	20,085
Legal fees	162,760
Printing and shareholder reports fees	106,317
Other	112,547

Total expenses	11,429,179

Net investment income (loss)	37,526,306

Net realized gain (loss) on:
Unaffiliated investments	44,886,844

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	117,143,186

Net realized and change in unrealized gain (loss)	162,030,030

Net increase (decrease) in net assets resulting from operations	$199,556,336

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$ 37,526,306	$ 86,478,342
Net realized gain (loss)	44,886,844	47,260,421
Net change in unrealized appreciation (depreciation)	117,143,186	374,269,445

Net increase (decrease) in net assets resulting from operations	199,556,336	508,008,208

Dividends and/or distributions to shareholders:
Initial Class	—	(412,407)
Service Class	—	(339,280,996)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(339,693,403)

Capital share transactions:
Proceeds from shares sold:
Initial Class	84,023	655,507
Service Class	2,782,606	9,027,078

	2,866,629	9,682,585
Dividends and/or distributions reinvested:
Initial Class	—	412,407
Service Class	—	339,280,996

	—	339,693,403
Cost of shares redeemed:
Initial Class	(379,606)	(583,485)
Service Class	(342,772,535)	(569,272,165)

	(343,152,141)	(569,855,650)

Net increase (decrease) in net assets resulting from capital share transactions	(340,285,512)	(220,479,662)

Net increase (decrease) in net assets	(140,729,176)	(52,164,857)

Net assets:
Beginning of period/year	4,099,882,073	4,152,046,930
End of period/year	$3,959,152,897	$4,099,882,073

Capital share transactions - shares:
Shares issued:
Initial Class	7,040	57,335
Service Class	237,336	805,394

	244,376	862,729
Shares reinvested:
Initial Class	—	37,594
Service Class	—	31,385,846

	—	31,423,440
Shares redeemed:
Initial Class	(32,579)	(52,091)
Service Class	(29,532,013)	(50,802,064)

	(29,564,592)	(50,854,155)
Net increase (decrease) in shares outstanding:
Initial Class	(25,539)	42,838
Service Class	(29,294,677)	(18,610,824)

	(29,320,216)	(18,567,986)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019

Net asset value, beginning of period/year	$11.55		$11.12	$13.53		$13.10		$13.00		$11.78
Investment operations:
Net investment income (loss)(A)	0.13		0.27	0.20		0.20		0.17		0.29
Net realized and unrealized gain (loss)	0.48		1.17	(2.09)		1.05		0.39		1.54

Total investment operations	0.61		1.44	(1.89)		1.25		0.56		1.83
Dividends and/or distributions to shareholders:
Net investment income	—		(0.21)	(0.22)		(0.19)		(0.30)		(0.28)
Net realized gains	—		(0.80)	(0.30)		(0.63)		(0.16)		(0.33)
Total dividends and/or distributions to shareholders	—		(1.01)	(0.52)		(0.82)		(0.46)		(0.61)

Net asset value, end of period/year	$12.16		$11.55	$11.12		$13.53		$13.10		$13.00

Total return	5.28	%(B)	13.41%	(14.07)%		9.65%		4.48%		15.92%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,920		$4,970	$4,306		$3,985		$3,583		$3,910
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.33	%(D)	0.33%	0.32%		0.32%		0.32%		0.32%
Including waiver and/or reimbursement and recapture	0.33	%(D)	0.33%	0.32	%(E)	0.32	%(E)	0.32	%(E)	0.32	%(E)
Net investment income (loss) to average net assets	2.17	%(D)	2.40%	1.66%		1.47%		1.38%		2.31%
Portfolio turnover rate	11	%(B)	26%	158%		13%		91%		22%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019

Net asset value, beginning of period/year	$11.38		$10.96	$13.33		$12.92		$12.83		$11.63
Investment operations:
Net investment income (loss)(A)	0.11		0.24	0.15		0.16		0.14		0.24
Net realized and unrealized gain (loss)	0.47		1.15	(2.04)		1.04		0.37		1.54

Total investment operations	0.58		1.39	(1.89)		1.20		0.51		1.78
Dividends and/or distributions to shareholders:
Net investment income	—		(0.17)	(0.18)		(0.16)		(0.26)		(0.25)
Net realized gains	—		(0.80)	(0.30)		(0.63)		(0.16)		(0.33)
Total dividends and/or distributions to shareholders	—		(0.97)	(0.48)		(0.79)		(0.42)		(0.58)

Net asset value, end of period/year	$11.96		$11.38	$10.96		$13.33		$12.92		$12.83

Total return	5.10	%(B)	13.20%	(14.26)%		9.35%		4.19%		15.65%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,954,233		$4,094,912	$4,147,741		$5,491,585		$5,707,849		$6,035,492
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.58	%(D)	0.58%	0.57%		0.57%		0.57%		0.57%
Including waiver and/or reimbursement and recapture	0.58	%(D)	0.58%	0.57	%(E)	0.57	%(E)	0.57	%(E)	0.57	%(E)
Net investment income (loss) to average net assets	1.90	%(D)	2.10%	1.32%		1.21%		1.14%		1.97%
Portfolio turnover rate	11	%(B)	26%	158%		13%		91%		22%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Goldman Sachs Managed Risk - Balanced ETF VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$241,681,646	$—	$—	$—	$241,681,646
Total Borrowings	$241,681,646	$—	$—	$—	$241,681,646

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs at the Portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK FACTORS (continued)

certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $50 million	0.3400%
Over $50 million up to $250 million	0.3200
Over $250 million up to $5 billion	0.3000
Over $5 billion up to $7 billion	0.2900
Over $7 billion up to $9 billon	0.2875
Over $9 billion	0.2800

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.37%	May 1, 2025
Service Class	0.62	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 426,721,398	$ 721,812,665

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 3,953,663,206	$ 446,108,675	$ (198,703,545)	$ 247,405,130

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Goldman Sachs Managed Risk – Balanced ETF VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 3-year period and below the benchmark for the past 1-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2022 pursuant to its current investment strategies. The Trustees also noted recent changes in the portfolio management team at the Sub-Adviser. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica Goldman Sachs Managed Risk -

Conservative ETF VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.6%
International Equity Funds - 9.7%
iShares Core MSCI EAFE ETF	129,728	$9,423,442
iShares Core MSCI Emerging Markets ETF	256,584	13,734,942
iShares MSCI EAFE ETF (A)	114,568	8,974,111
iShares MSCI EAFE Small-Cap ETF	26,727	1,647,452
Vanguard FTSE Developed Markets ETF	171,403	8,470,736

		42,250,683

U.S. Equity Funds - 26.5%
iShares Core S&P 500 ETF	63,899	34,967,450
iShares Core S&P Mid-Cap ETF	67,947	3,976,258
iShares Russell 2000 ETF (A)	26,879	5,453,480
SPDR S&P 500 ETF Trust	64,916	35,328,586
Vanguard S&P 500 ETF	72,019	36,018,863

		115,744,637

U.S. Fixed Income Funds - 63.4%
iShares Core U.S. Aggregate Bond ETF	797,533	77,416,528
Schwab U.S. Aggregate Bond ETF (A)	1,691,700	77,107,686
Vanguard Intermediate-Term Corporate Bond ETF (A)	560,486	44,799,646
Vanguard Total Bond Market ETF	1,069,114	77,029,664

		276,353,524

Total Exchange-Traded Funds (Cost $441,775,722)		434,348,844

	Shares	Value
OTHER INVESTMENT COMPANY - 9.0%
Securities Lending Collateral - 9.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (B)	38,950,209	$38,950,209

Total Other Investment Company (Cost $38,950,209)		38,950,209

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 2.50% (B), dated 06/28/2024, to be repurchased at $1,792,037 on 07/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 03/31/2026, and with a value of $1,827,649.	$1,791,664	1,791,664

Total Repurchase Agreement (Cost $1,791,664)		1,791,664

Total Investments (Cost $482,517,595)		475,090,717

Net Other Assets (Liabilities) - (9.0)%		(39,193,926)

Net Assets - 100.0%		$435,896,791

INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$434,348,844	$—	$—	$434,348,844
Other Investment Company	38,950,209	—	—	38,950,209
Repurchase Agreement	—	1,791,664	—	1,791,664

Total Investments	$473,299,053	$1,791,664	$—	$475,090,717

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of the securities on loan is $44,721,925, collateralized by cash collateral of $38,950,209 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $6,762,940. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at June 30, 2024.
(C)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk -

Conservative ETF VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Unaffiliated investments, at value (cost $480,725,931) (including securities loaned of $44,721,925)	$473,299,053
Repurchase agreement, at value (cost $1,791,664)	1,791,664
Receivables and other assets:
Net income from securities lending	6,078
Dividends from unaffiliated investments	242,635
Interest	373
Prepaid expenses	1,767
Total assets	475,341,570

Liabilities:
Cash collateral received upon return of:
Securities on loan	38,950,209
Payables and other liabilities:
Shares of beneficial interest redeemed	242,631
Investment management fees	105,190
Distribution and service fees	83,830
Transfer agent costs	509
Trustee and CCO fees	1,437
Audit and tax fees	10,701
Custody fees	3,471
Legal fees	10,292
Printing and shareholder reports fees	21,839
Other accrued expenses	14,670
Total liabilities	39,444,779

Net assets	$435,896,791

Net assets consist of:
Capital stock ($0.01 par value)	$374,464
Additional paid-in capital	418,860,361
Total distributable earnings (accumulated losses)	16,661,966

Net assets	$435,896,791

Net assets by class:
Initial Class	$17,472
Service Class	435,879,319

Shares outstanding:
Initial Class	1,484
Service Class	37,444,895

Net asset value and offering price per share:
Initial Class	$11.77
Service Class	11.64

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income from unaffiliated investments	$5,790,416
Interest income from unaffiliated investments	19,548
Net income from securities lending	33,077

Total investment income	5,843,041

Expenses:
Investment management fees	687,544
Distribution and service fees:
Service Class	548,342
Transfer agent costs	2,570
Trustee and CCO fees	10,378
Audit and tax fees	10,252
Custody fees	3,776
Legal fees	18,718
Printing and shareholder reports fees	20,291
Other	16,288

Total expenses	1,318,159

Net investment income (loss)	4,524,882

Net realized gain (loss) on:
Unaffiliated investments	(627,356)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	10,840,018

Net realized and change in unrealized gain (loss)	10,212,662

Net increase (decrease) in net assets resulting from operations	$14,737,544

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk -

Conservative ETF VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$4,524,882	$10,688,375
Net realized gain (loss)	(627,356)	11,659,382
Net change in unrealized appreciation (depreciation)	10,840,018	24,955,042

Net increase (decrease) in net assets resulting from operations	14,737,544	47,302,799

Dividends and/or distributions to shareholders:
Initial Class	—	(1,383)
Service Class	—	(30,474,870)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(30,476,253)

Capital share transactions:
Proceeds from shares sold:
Initial Class	770	1,311
Service Class	655,980	5,880,950

	656,750	5,882,261
Dividends and/or distributions reinvested:
Initial Class	—	1,383
Service Class	—	30,474,870

	—	30,476,253
Cost of shares redeemed:
Initial Class	(5,772)	(333)
Service Class	(41,939,281)	(80,108,323)

	(41,945,053)	(80,108,656)

Net increase (decrease) in net assets resulting from capital share transactions	(41,288,303)	(43,750,142)

Net increase (decrease) in net assets	(26,550,759)	(26,923,596)

Net assets:
Beginning of period/year	462,447,550	489,371,146
End of period/year	$435,896,791	$462,447,550

Capital share transactions - shares:
Shares issued:
Initial Class	66	118
Service Class	57,521	533,497

	57,587	533,615
Shares reinvested:
Initial Class	—	127
Service Class	—	2,834,872

	—	2,834,999
Shares redeemed:
Initial Class	(511)	(30)
Service Class	(3,691,955)	(7,241,827)

	(3,692,466)	(7,241,857)
Net increase (decrease) in shares outstanding:
Initial Class	(445)	215
Service Class	(3,634,434)	(3,873,458)

	(3,634,879)	(3,873,243)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk -

Conservative ETF VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$11.37		$10.99	$12.89	$12.92	$12.63	$12.10
Investment operations:
Net investment income (loss)(A)	0.13		0.29	0.21	0.20	0.22	0.29
Net realized and unrealized gain (loss)	0.27		0.87	(1.70)	0.19	0.43	1.18

Total investment operations	0.40		1.16	(1.49)	0.39	0.65	1.47
Dividends and/or distributions to shareholders:
Net investment income	—		(0.24)	(0.23)	(0.24)	(0.32)	(0.30)
Net realized gains	—		(0.54)	(0.18)	(0.18)	(0.04)	(0.64)
Total dividends and/or distributions to shareholders	—		(0.78)	(0.41)	(0.42)	(0.36)	(0.94)

Net asset value, end of period/year	$11.77		$11.37	$10.99	$12.89	$12.92	$12.63

Total return	3.52	%(B)	10.91%	(11.66)%	3.00%	5.23%	12.38%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$17		$22	$19	$20	$18	$17
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.35	%(D)	0.35%	0.34%	0.33%	0.33%	0.33%
Including waiver and/or reimbursement and recapture	0.35	%(D)	0.35%	0.34%	0.33%	0.33%	0.33%
Net investment income (loss) to average net assets	2.23	%(D)	2.56%	1.82%	1.55%	1.75%	2.33%
Portfolio turnover rate	7	%(B)	141%	93%	1%	80%	2%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019

Net asset value, beginning of period/year	$11.26		$10.89	$12.76		$12.80		$12.51		$11.98
Investment operations:
Net investment income (loss)(A)	0.12		0.25	0.18		0.16		0.19		0.26
Net realized and unrealized gain (loss)	0.26		0.86	(1.68)		0.18		0.42		1.18

Total investment operations	0.38		1.11	(1.50)		0.34		0.61		1.44
Dividends and/or distributions to shareholders:
Net investment income	—		(0.20)	(0.19)		(0.20)		(0.28)		(0.27)
Net realized gains	—		(0.54)	(0.18)		(0.18)		(0.04)		(0.64)
Total dividends and/or distributions to shareholders	—		(0.74)	(0.37)		(0.38)		(0.32)		(0.91)

Net asset value, end of period/year	$11.64		$11.26	$10.89		$12.76		$12.80		$12.51

Total return	3.37	%(B)	10.59%	(11.83)%		2.76%		4.91%		12.19%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$435,880		$462,426	$489,352		$643,486		$704,005		$748,077
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.60	%(D)	0.60%	0.59%		0.58%		0.58%		0.58%
Including waiver and/or reimbursement and recapture	0.60	%(D)	0.60%	0.59	%(E)	0.58	%(E)	0.58	%(E)	0.58	%(E)
Net investment income (loss) to average net assets	2.06	%(D)	2.26%	1.53%		1.28%		1.49%		2.06%
Portfolio turnover rate	7	%(B)	141%	93%		1%		80%		2%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk -

Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Goldman Sachs Managed Risk - Conservative ETF VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk -

Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk -

Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk -

Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total

Securities Lending Transactions Exchange-Traded Funds	$38,950,209	$—	$—	$—	$38,950,209

Total Borrowings	$38,950,209	$—	$—	$—	$38,950,209

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk -

Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK FACTORS (continued)

may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs at the Portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk -

Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate

First $50 million	0.3400%
Over $50 million up to $250 million	0.3200
Over $250 million up to $5 billion	0.3000
Over $5 billion up to $7 billion	0.2900
Over $7 billion up to $9 billion	0.2875
Over $9 billion	0.2800

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.37%	May 1, 2025
Service Class	0.62	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk -

Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 31,688,414	$ 67,160,901

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)

$ 482,517,595	$ 24,400,171	$ (31,827,049)	$ (7,426,878)

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk -

Conservative ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Goldman Sachs Managed Risk – Conservative ETF VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk -

Conservative ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period, in line with the median for the past 3-year period and below the median for the past 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2022 pursuant to its current investment strategies. The Trustees also noted recent changes in the portfolio management team at the Sub-Adviser. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk -

Conservative ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:  This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value

EXCHANGE-TRADED FUNDS - 99.6%
International Equity Funds - 24.0%
iShares Core MSCI EAFE ETF	1,442,605	$104,790,827
iShares Core MSCI Emerging Markets ETF	2,515,918	134,677,091
iShares MSCI EAFE ETF (A)	1,360,145	106,540,158
iShares MSCI EAFE Small-Cap ETF	203,138	12,521,426
Vanguard FTSE Developed Markets ETF	2,104,098	103,984,523

		462,514,025

U.S. Equity Funds - 54.5%
iShares Core S&P 500 ETF	632,907	346,345,697
iShares Core S&P Mid-Cap ETF	1,158,434	67,791,558
iShares Russell 2000 ETF (A)	260,248	52,801,717
SPDR S&P 500 ETF Trust	382,328	208,070,544
Vanguard S&P 500 ETF	748,884	374,539,355

		1,049,548,871

U.S. Fixed Income Funds - 21.1%
iShares Core U.S. Aggregate Bond ETF	1,497,036	145,317,285
Vanguard Intermediate-Term Corporate Bond ETF (A)	1,439,727	115,077,379
Vanguard Total Bond Market ETF	2,029,839	146,249,900

		406,644,564

Total Exchange-Traded Funds (Cost $1,630,457,510)		1,918,707,460

	Shares	Value

OTHER INVESTMENT COMPANY - 5.4%
Securities Lending Collateral - 5.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (B)	104,030,943	$104,030,943

Total Other Investment Company (Cost $104,030,943)		104,030,943

	Principal	Value

REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 2.50% (B), dated 06/28/2024, to be repurchased at $7,660,541 on 07/01/2024. Collateralized by a U.S. Government Obligation, 3.75%, due 04/15/2026, and with a value of $7,812,215.	$7,658,946	7,658,946

Total Repurchase Agreement (Cost $7,658,946)		7,658,946

Total Investments (Cost $1,742,147,399)		2,030,397,349

Net Other Assets (Liabilities) - (5.4)%		(104,425,207)

Net Assets - 100.0%		$1,925,972,142

INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value

ASSETS
Investments
Exchange-Traded Funds	$1,918,707,460	$—	$—	$1,918,707,460
Other Investment Company	104,030,943	—	—	104,030,943
Repurchase Agreement	—	7,658,946	—	7,658,946

Total Investments	$2,022,738,403	$7,658,946	$—	$2,030,397,349

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of the securities on loan is $121,939,483, collateralized by cash collateral of $104,030,943 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $20,484,099. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at June 30, 2024.
(C)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report. Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

STATEMENT OF ASSETS AND LIABILITIES At June 30, 2024 (unaudited)	STATEMENT OF OPERATIONS For the period ended June 30, 2024 (unaudited)

Assets:
Unaffiliated investments, at value (cost $1,734,488,453) (including securities loaned of $121,939,483)	$2,022,738,403
Repurchase agreement, at value (cost $7,658,946)	7,658,946
Receivables and other assets:
Net income from securities lending	39,983
Shares of beneficial interest sold	78
Dividends from unaffiliated investments	2,008,159
Interest	1,595
Prepaid expenses	7,671

Total assets	2,032,454,835

Liabilities:
Cash collateral received upon return of:
Securities on loan	104,030,943
Payables and other liabilities:
Shares of beneficial interest redeemed	1,460,129
Investment management fees	448,132
Distribution and service fees	368,601
Transfer agent costs	1,864
Trustee and CCO fees	5,469
Audit and tax fees	18,951
Custody fees	10,003
Legal fees	39,411
Printing and shareholder reports fees	56,058
Other accrued expenses	43,132

Total liabilities	106,482,693

Net assets	$1,925,972,142

Net assets consist of:
Capital stock ($0.01 par value)	$1,716,517
Additional paid-in capital	1,536,691,086
Total distributable earnings (accumulated losses)	387,564,539

Net assets	$1,925,972,142

Net assets by class:
Initial Class	$5,338,913
Service Class	1,920,633,229

Shares outstanding:
Initial Class	465,560
Service Class	171,186,122

Net asset value and offering price per share:
Initial Class	$11.47
Service Class	11.22

Investment income:
Dividend income from unaffiliated investments	$19,793,910
Interest income from unaffiliated investments	81,677
Net income from securities lending	131,709
Total investment income	20,007,296

Expenses:
Investment management fees	2,880,277
Distribution and service fees:
Service Class	2,369,302
Transfer agent costs	10,831
Trustee and CCO fees	44,483
Audit and tax fees	18,491
Custody fees	9,776
Legal fees	76,349
Printing and shareholder reports fees	52,379
Other	55,910

Total expenses	5,517,798

Net investment income (loss)	14,489,498

Net realized gain (loss) on:
Unaffiliated investments	44,388,412

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	94,085,249

Net realized and change in unrealized gain (loss)	138,473,661

Net increase (decrease) in net assets resulting from operations	$152,963,159

The Notes to Financial Statements are an integral part of this report. Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$14,489,498	$34,425,084
Net realized gain (loss)	44,388,412	22,275,496
Net change in unrealized appreciation (depreciation)	94,085,249	257,620,595

Net increase (decrease) in net assets resulting from operations	152,963,159	314,321,175

Dividends and/or distributions to shareholders:
Initial Class	—	(196,177)
Service Class	—	(77,458,858)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(77,655,035)

Capital share transactions:
Proceeds from shares sold:
Initial Class	137,529	795,997
Service Class	4,292,141	6,617,621
	4,429,670	7,413,618
Dividends and/or distributions reinvested:
Initial Class	—	196,177
Service Class	—	77,458,858
	—	77,655,035
Cost of shares redeemed:
Initial Class	(195,306)	(408,718)
Service Class	(177,043,296)	(283,484,693)

	(177,238,602)	(283,893,411)

Net increase (decrease) in net assets resulting from capital share transactions	(172,808,932)	(198,824,758)

Net increase (decrease) in net assets	(19,845,773)	37,841,382

Net assets:
Beginning of period/year	1,945,817,915	1,907,976,533
End of period/year	$1,925,972,142	$1,945,817,915

Capital share transactions - shares:
Shares issued:
Initial Class	12,578	77,077
Service Class	401,210	675,199
	413,788	752,276
Shares reinvested:
Initial Class	—	19,618
Service Class	—	7,903,965
	—	7,923,583
Shares redeemed:
Initial Class	(17,858)	(41,375)
Service Class	(16,472,102)	(29,015,207)
	(16,489,960)	(29,056,582)

Net increase (decrease) in shares outstanding:
Initial Class	(5,280)	55,320
Service Class	(16,070,892)	(20,436,043)
	(16,076,172)	(20,380,723)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019

Net asset value, beginning of period/year	$10.58		$9.35	$11.81		$10.96		$11.04		$10.33

Investment operations:

Net investment income (loss)(A)	0.10		0.21	0.16		0.16		0.12		0.23

Net realized and unrealized gain (loss)	0.79		1.45	(1.83)		1.38		0.34		1.70

Total investment operations	0.89		1.66	(1.67)		1.54		0.46		1.93

Dividends and/or distributions to shareholders:

Net investment income	—		(0.17)	(0.18)		(0.13)		(0.25)		(0.23)

Net realized gains	—		(0.26)	(0.61)		(0.56)		(0.29)		(0.99)

Total dividends and/or distributions to shareholders	—		(0.43)	(0.79)		(0.69)		(0.54)		(1.22)

Net asset value, end of period/year	$11.47		$10.58	$9.35		$11.81		$10.96		$11.04

Total return	8.41	%(B)	18.08%	(14.32)%		14.25%		4.52%		19.74%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$5,339		$4,982	$3,886		$4,709		$4,122		$4,658

Expenses to average net assets(C)

Excluding waiver and/or reimbursement and recapture	0.33	%(D)	0.34%	0.33%		0.32%		0.32%		0.32%

Including waiver and/or reimbursement and recapture	0.33	%(D)	0.34%	0.33	%(E)	0.32	%(E)	0.32	%(E)	0.32	%(E)

Net investment income (loss) to average net assets	1.81	%(D)	2.10%	1.58%		1.41%		1.15%		2.15%

Portfolio turnover rate	8	%(B)	3%	197%		29%		201%		59%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019

Net asset value, beginning of period/year	$10.36		$9.17	$11.59		$10.76		$10.85		$10.17

Investment operations:

Net investment income (loss)(A)	0.08		0.17	0.13		0.13		0.09		0.20

Net realized and unrealized gain (loss)	0.78		1.42	(1.79)		1.36		0.33		1.67

Total investment operations	0.86		1.59	(1.66)		1.49		0.42		1.87

Dividends and/or distributions to shareholders:

Net investment income	—		(0.14)	(0.15)		(0.10)		(0.22)		(0.20)

Net realized gains	—		(0.26)	(0.61)		(0.56)		(0.29)		(0.99)

Total dividends and/or distributions to shareholders	—		(0.40)	(0.76)		(0.66)		(0.51)		(1.19)

Net asset value, end of period/year	$11.22		$10.36	$9.17		$11.59		$10.76		$10.85

Total return	8.30	%(B)	17.68%	(14.52)%		14.05%		4.22%		19.41%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$1,920,633		$1,940,836	$1,904,091		$2,547,419		$2,606,524		$2,845,470

Expenses to average net assets(C)

Excluding waiver and/or reimbursement and recapture	0.58	%(D)	0.58%	0.58%		0.57%		0.57%		0.57%

Including waiver and/or reimbursement and recapture	0.58	%(D)	0.58%	0.58	%(E)	0.57	%(E)	0.57	%(E)	0.57	%(E)

Net investment income (loss) to average net assets	1.52	%(D)	1.79%	1.30%		1.12%		0.90%		1.86%

Portfolio turnover rate	8	%(B)	3%	197%		29%		201%		59%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Goldman Sachs Managed Risk - Growth ETF VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total

Securities Lending Transactions Exchange-Traded Funds	$ 104,030,943	$—	$—	$—	$104,030,943

Total Borrowings	$ 104,030,943	$—	$—	$—	$104,030,943

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs at the Portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK FACTORS (continued)

certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate

First $50 million	0.3400%
Over $50 million up to $250 million	0.3200
Over $250 million up to $5 billion	0.3000
Over $5 billion up to $7 billion	0.2900
Over $7 billion up to $9 billion	0.2875
Over $9 billion	0.2800

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through

Initial Class	0.37%	May 1, 2025
Service Class	0.62	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities

$ 165,536,443	$ 318,461,747

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)

$ 1,742,147,399	$ 328,444,727	$ (40,194,777)	$ 288,249,950

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Goldman Sachs Managed Risk – Growth ETF VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 3-year period and below the benchmark for the past 1-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2022 pursuant to its current investment strategies. The Trustees also noted recent changes in the portfolio management team at the Sub-Adviser. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica Great Lakes Advisors Large Cap Value VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value

COMMON STOCKS - 97.1%
Aerospace & Defense - 3.8%
RTX Corp.	15,183	$1,524,221
Textron, Inc.	10,803	927,546

		2,451,767

Automobiles - 1.7%
General Motors Co.	23,627	1,097,710

Banks - 9.9%
Bank of America Corp.	34,909	1,388,331
JPMorgan Chase & Co.	14,185	2,869,058
Wells Fargo & Co.	37,369	2,219,345

		6,476,734

Beverages - 2.2%
PepsiCo, Inc.	8,809	1,452,868

Biotechnology - 5.0%
AbbVie, Inc.	10,260	1,759,795
Amgen, Inc.	4,803	1,500,698

		3,260,493

Capital Markets - 4.9%
BlackRock, Inc.	2,205	1,736,041
Intercontinental Exchange, Inc.	10,552	1,444,463

		3,180,504

Chemicals - 2.1%
Air Products & Chemicals, Inc.	5,178	1,336,183

Communications Equipment - 2.1%
Motorola Solutions, Inc.	3,482	1,344,226

Construction & Engineering - 2.3%
Quanta Services, Inc.	5,849	1,486,172

Construction Materials - 2.0%
Martin Marietta Materials, Inc.	2,456	1,330,661

Consumer Staples Distribution & Retail - 1.7%
Target Corp.	7,507	1,111,336

Electric Utilities - 2.3%
Duke Energy Corp.	14,901	1,493,527

Energy Equipment & Services - 1.9%
Schlumberger NV	26,099	1,231,351

Entertainment - 2.4%
Walt Disney Co.	15,716	1,560,442

Food Products - 2.6%
Mondelez International, Inc., Class A	13,677	895,023
Tyson Foods, Inc., Class A	13,929	795,903

		1,690,926

Ground Transportation - 1.9%
CSX Corp.	36,212	1,211,291

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies - 5.1%
Abbott Laboratories	14,506	$1,507,319
Boston Scientific Corp. (A)	23,338	1,797,259

		3,304,578

Health Care Providers & Services - 5.0%
Cencora, Inc.	6,327	1,425,473
UnitedHealth Group, Inc.	3,550	1,807,873

		3,233,346

Industrial REITs - 1.6%
Prologis, Inc.	9,557	1,073,347

Insurance - 2.9%
Hartford Financial Services Group, Inc.	18,826	1,892,766

Interactive Media & Services - 4.0%
Alphabet, Inc., Class A	6,546	1,192,354
Meta Platforms, Inc., Class A	2,756	1,389,630

		2,581,984

Life Sciences Tools & Services - 2.3%
Thermo Fisher Scientific, Inc.	2,765	1,529,045

Machinery - 4.7%
Caterpillar, Inc.	4,443	1,479,963
Parker-Hannifin Corp.	3,159	1,597,854

		3,077,817

Media - 1.5%
Fox Corp., Class A	27,977	961,569

Metals & Mining - 1.5%
Freeport-McMoRan, Inc.	20,577	1,000,042

Oil, Gas & Consumable Fuels - 6.8%
ConocoPhillips	14,286	1,634,033
Exxon Mobil Corp.	24,128	2,777,615

		4,411,648

Passenger Airlines - 1.5%
Delta Air Lines, Inc.	19,949	946,381

Pharmaceuticals - 2.0%
Merck & Co., Inc.	10,783	1,334,935

Semiconductors & Semiconductor Equipment - 3.8%
Broadcom, Inc.	632	1,014,695
Micron Technology, Inc.	11,177	1,470,111

		2,484,806

Software - 1.9%
Microsoft Corp.	2,729	1,219,727

Specialized REITs - 1.9%
American Tower Corp.	6,363	1,236,840

Specialty Retail - 1.8%
Lowe’s Cos., Inc.	5,376	1,185,193

Total Common Stocks (Cost $52,548,654)		63,190,215

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Great Lakes Advisors Large Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

REPURCHASE AGREEMENT - 2.6%
Fixed Income Clearing Corp., 2.50% (B), dated 06/28/2024, to be repurchased at $1,717,394 on 07/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 03/31/2026, and with a value of $1,751,504.	$1,717,037	$1,717,037

Total Repurchase Agreement (Cost $1,717,037)		1,717,037

Total Investments (Cost $54,265,691)		64,907,252

Net Other Assets (Liabilities) - 0.3%		171,828

Net Assets - 100.0%		$65,079,080

INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value

ASSETS
Investments
Common Stocks	$63,190,215	$—	$—	$63,190,215
Repurchase Agreement	—	1,717,037	—	1,717,037

Total Investments	$63,190,215	$1,717,037	$—	$64,907,252

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at June 30, 2024.
(C)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):

REIT  Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Great Lakes Advisors Large Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Investments, at value (cost $52,548,654)	$63,190,215
Repurchase agreement, at value (cost $1,717,037)	1,717,037
Receivables and other assets:
Shares of beneficial interest sold	189,915
Dividends	44,891
Interest	358
Prepaid expenses	249

Total assets	65,142,665

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	115
Investment management fees	29,612
Distribution and service fees	12,463
Transfer agent costs	38
Trustee and CCO fees	114
Audit and tax fees	10,988
Custody fees	2,650
Legal fees	1,029
Printing and shareholder reports fees	2,285
Other accrued expenses	4,291

Total liabilities	63,585

Net assets	$65,079,080

Net assets consist of:
Capital stock ($0.01 par value)	$48,389
Additional paid-in capital	50,606,289
Total distributable earnings (accumulated losses)	14,424,402

Net assets	$65,079,080

Shares outstanding	4,838,897

Net asset value and offering price per share	$13.45

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income	$563,102
Interest income	16,078

Total investment income	579,180

Expenses:
Investment management fees	183,741
Distribution and service fees	77,332
Transfer agent costs	334
Trustee and CCO fees	1,393
Audit and tax fees	10,937
Custody fees	2,990
Legal fees	2,225
Printing and shareholder reports fees	3,053
Other	9,053

Total expenses	291,058

Net investment income (loss)	288,122

Net realized gain (loss) on:
Investments	230,442

Net change in unrealized appreciation (depreciation) on:
Investments	5,775,542

Net realized and change in unrealized gain (loss)	6,005,984

Net increase (decrease) in net assets resulting from operations	$6,294,106

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Great Lakes Advisors Large Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$288,122	$592,866
Net realized gain (loss)	230,442	2,808,677
Net change in unrealized appreciation (depreciation)	5,775,542	3,358,416

Net increase (decrease) in net assets resulting from operations	6,294,106	6,759,959

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(3,122,688)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(3,122,688)

Capital share transactions:
Proceeds from shares sold	4,946,052	7,712,840
Dividends and/or distributions reinvested	—	3,122,688
Cost of shares redeemed	(4,569,298)	(11,046,968)

Net increase (decrease) in net assets resulting from capital share transactions	376,754	(211,440)

Net increase (decrease) in net assets	6,670,860	3,425,831

Net assets:
Beginning of period/year	58,408,220	54,982,389
End of period/year	$65,079,080	$58,408,220

Capital share transactions - shares:
Shares issued	379,578	666,025
Shares reinvested	—	272,724
Shares redeemed	(349,562)	(948,548)

Net increase (decrease) in shares outstanding	30,016	(9,799)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020		December 31, 2019
Net asset value, beginning of period/year	$12.15		$11.41	$12.80	$10.14	$10.49		$9.02

Investment operations:
Net investment income (loss)(A)	0.06		0.12	0.11	0.04	0.16		0.16
Net realized and unrealized gain (loss)	1.24		1.30	(1.06)	3.04	(0.27	)(B)	1.37

Total investment operations	1.30		1.42	(0.95)	3.08	(0.11)		1.53

Dividends and/or distributions to shareholders:
Net investment income	—		(0.11)	(0.03)	(0.09)	(0.06)		(0.03)
Net realized gains	—		(0.57)	(0.41)	(0.33)	(0.18)		(0.03)

Total dividends and/or distributions to shareholders	—		(0.68)	(0.44)	(0.42)	(0.24)		(0.06)

Net asset value, end of period/year	$13.45		$12.15	$11.41	$12.80	$10.14		$10.49

Total return	10.70	%(C)	12.78%	(7.38)%	30.56%	(0.61)%		17.00%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$65,079		$58,408	$54,982	$46,827	$25,810		$12,878
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.94	%(D)	0.97%	0.94%	0.99%	1.23%		1.49%
Including waiver and/or reimbursement and recapture	0.94	%(D)	0.97%	0.94%	1.17%	1.20%		1.20%
Net investment income (loss) to average net assets	0.93	%(D)	1.06%	0.93%	0.38%	1.81%		1.59%

Portfolio turnover rate	11	%(C)	21%	29%	30%	288%		144%

(A)	Calculated based on average number of shares outstanding.
(B)

The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.

(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Great Lakes Advisors Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Great Lakes Advisors Large Cap Value VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Great Lakes Advisors Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2024, commissions recaptured are $490.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Great Lakes Advisors Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2024, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Great Lakes Advisors Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Large capitalization companies risk: The Portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Great Lakes Advisors Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK FACTORS (continued)

resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate

First $1 billion	0.594%
Over $1 billion up to $2 billion	0.580
Over $2 billion up to $3 billion	0.560
Over $3 billion	0.540

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through

Effective May 1, 2024 Service Class	1.01%	May 1, 2025
Prior to May 1, 2024 Service Class	1.04

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Great Lakes Advisors Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government

$ 6,678,307	$ —	$ 6,937,067	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Great Lakes Advisors Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)

$ 54,265,691	$ 12,042,595	$ (1,401,034)	$ 10,641,561

10. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Great Lakes Advisors Large Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Great Lakes Advisors Large Cap Value VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Great Lakes Advisors, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Great Lakes Advisors Large Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-year period, in line with the median for the past 1-year period and below the median for the past 5-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1- and 3-year periods and below the benchmark for the past 5-year period. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on December 1, 2020 pursuant to its current investment strategies. The Trustees also noted recent organizational changes involving the Sub-Adviser’s acquisition of Rothschild & Co Asset Management US Inc. The Trustees noted that TAM intends to monitor and report to the Board on the organizational transition and performance going forward.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Great Lakes Advisors Large Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica International Focus VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value

COMMON STOCKS - 97.5%
Australia - 5.9%
Computershare Ltd.	307,783	$5,408,181
National Australia Bank Ltd.	375,356	9,071,990
QBE Insurance Group Ltd.	632,838	7,341,469

		21,821,640

Austria - 2.2%
Erste Group Bank AG	170,574	8,081,600

China - 2.5%
ANTA Sports Products Ltd.	577,281	5,544,346
Zijin Mining Group Co. Ltd., Class H	1,798,925	3,796,401

		9,340,747

Denmark - 4.3%
Novo Nordisk AS, Class B	108,799	15,710,776

Finland - 1.3%
Metso OYJ (A)	464,948	4,921,602

France - 11.5%
Hermes International SCA	2,335	5,351,433
LVMH Moet Hennessy Louis Vuitton SE	12,909	9,865,448
Sanofi SA	99,870	9,619,607
TotalEnergies SE	141,622	9,453,600
Vinci SA	76,766	8,088,074

		42,378,162

Germany - 3.2%
Bayerische Motoren Werke AG	52,258	4,946,251
Merck KGaA	41,953	6,952,853

		11,899,104

India - 1.8%
ICICI Bank Ltd., ADR	233,419	6,724,801

Ireland - 7.0%
CRH PLC	88,050	6,562,481
ICON PLC (B)	18,752	5,878,190
Kingspan Group PLC	65,909	5,611,529
Smurfit Kappa Group PLC	172,060	7,665,538

		25,717,738

Italy - 2.3%
Prysmian SpA	139,190	8,618,973

Japan - 21.2%
Asahi Group Holdings Ltd.	178,498	6,296,079
Hoya Corp.	59,600	6,929,070
ITOCHU Corp.	212,454	10,371,146
Mitsubishi Corp.	395,652	7,741,392
Nitto Denko Corp.	85,200	6,730,636
Pan Pacific International Holdings Corp.	332,956	7,789,461
Shin-Etsu Chemical Co. Ltd.	185,500	7,192,175
Tokio Marine Holdings, Inc.	241,800	9,024,855
Tokyo Electron Ltd.	45,803	9,935,513
Toyota Motor Corp.	304,100	6,218,466

		78,228,793

	Shares	Value

COMMON STOCKS (continued)
Mexico - 1.5%
Grupo Financiero Banorte SAB de CV, Class O	728,751	$5,671,471

Netherlands - 6.5%
ASML Holding NV	14,242	14,706,438
Wolters Kluwer NV	56,069	9,295,294

		24,001,732

Norway - 2.2%
DNB Bank ASA	411,219	8,076,484

Republic of Korea - 1.9%
Samsung Electronics Co. Ltd.	117,063	6,931,082

Singapore - 2.2%
DBS Group Holdings Ltd.	312,104	8,237,613

Sweden - 2.5%
Atlas Copco AB, A Shares	494,485	9,293,463

Switzerland - 2.2%
Coca-Cola HBC AG	241,072	8,221,858

Taiwan - 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	35,585	6,185,029

United Kingdom - 13.6%
Associated British Foods PLC	262,421	8,206,907
BAE Systems PLC	551,350	9,199,888
Compass Group PLC	286,368	7,819,149
InterContinental Hotels Group PLC	75,389	7,934,611
Legal & General Group PLC	2,478,215	7,111,252
Shell PLC	284,447	10,190,194

		50,462,001

Total Common Stocks (Cost $312,723,332)		360,524,669

	Principal	Value

REPURCHASE AGREEMENT - 1.5%
Fixed Income Clearing Corp., 2.50% (C), dated 06/28/2024, to be repurchased at $5,542,772 on 07/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 03/31/2026, and with a value of $5,652,515.	$5,541,617	5,541,617

Total Repurchase Agreement (Cost $5,541,617)		5,541,617

Total Investments (Cost $318,264,949)		366,066,286
Net Other Assets (Liabilities) - 1.0%		3,638,892

Net Assets - 100.0%		$369,705,178

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica International Focus VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value

ASSETS
Investments
Common Stocks	$24,459,491	$336,065,178	$—	$360,524,669
Repurchase Agreement	—	5,541,617	—	5,541,617

Total Investments	$24,459,491	$341,606,795	$—	$366,066,286

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of the securities on loan is $108,689, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $114,466. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at June 30, 2024.
(D)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):

ADR  American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica International Focus VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Investments, at value (cost $312,723,332) (including securities loaned of $108,689)	$360,524,669
Repurchase agreement, at value (cost $5,541,617)	5,541,617
Foreign currency, at value (cost $1,696,292)	1,689,850
Receivables and other assets:
Net income from securities lending	734
Shares of beneficial interest sold	204,868
Dividends	927,136
Interest	1,154
Tax reclaims	1,229,000
Prepaid expenses	1,425

Total assets	370,120,453

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	71,049
Investment management fees	221,475
Distribution and service fees	18,957
Transfer agent costs	312
Trustee and CCO fees	986
Audit and tax fees	16,821
Custody fees	34,268
Legal fees	7,258
Printing and shareholder reports fees	36,000
Other accrued expenses	8,149

Total liabilities	415,275

Net assets	$369,705,178

Net assets consist of:
Capital stock ($0.01 par value)	$408,745
Additional paid-in capital	292,772,934
Total distributable earnings (accumulated losses)	76,523,499

Net assets	$369,705,178

Net assets by class:
Initial Class	$272,137,253
Service Class	97,567,925

Shares outstanding:
Initial Class	29,881,602
Service Class	10,992,945

Net asset value and offering price per share:
Initial Class	$9.11
Service Class	8.88

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income	$7,401,059
Interest income	71,206
Net income from securities lending	16,646
Withholding taxes on foreign income	(743,713)

Total investment income	6,745,198

Expenses:
Investment management fees	1,424,155
Distribution and service fees:
Service Class	122,192
Transfer agent costs	2,061
Trustee and CCO fees	8,604
Audit and tax fees	13,528
Custody fees	35,058
Legal fees	14,312
Printing and shareholder reports fees	34,568
Other	14,649
Total expenses before waiver and/or reimbursement and recapture	1,669,127
Expenses waived and/or reimbursed:
Service Class	(144)
Recapture of previously waived and/or reimbursed fees:
Service Class	144

Net expenses	1,669,127

Net investment income (loss)	5,076,071

Net realized gain (loss) on:
Investments	7,945,761
Foreign currency transactions	(395,969)

Net realized gain (loss)	7,549,792

Net change in unrealized appreciation (depreciation) on:
Investments	5,977,579
Translation of assets and liabilities denominated in foreign currencies	(51,639)

Net change in unrealized appreciation (depreciation)	5,925,940

Net realized and change in unrealized gain (loss)	13,475,732

Net increase (decrease) in net assets resulting from operations	$18,551,803

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica International Focus VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$ 5,076,071	$ 8,072,117
Net realized gain (loss)	7,549,792	16,022,011
Net change in unrealized appreciation (depreciation)	5,925,940	18,776,399

Net increase (decrease) in net assets resulting from operations	18,551,803	42,870,527

Dividends and/or distributions to shareholders:
Initial Class	—	(5,228,746)
Service Class	—	(1,711,160)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(6,939,906)

Capital share transactions:
Proceeds from shares sold:
Initial Class	19,997,407	23,434,385
Service Class	1,860,040	2,171,642
	21,857,447	25,606,027
Dividends and/or distributions reinvested:
Initial Class	—	5,228,746
Service Class	—	1,711,160
	—	6,939,906
Cost of shares redeemed:
Initial Class	(26,658,177)	(52,154,535)
Service Class	(6,709,514)	(14,522,815)
	(33,367,691)	(66,677,350)

Net increase (decrease) in net assets resulting from capital share transactions	(11,510,244)	(34,131,417)

Net increase (decrease) in net assets	7,041,559	1,799,204

Net assets:
Beginning of period/year	362,663,619	360,864,415
End of period/year	$369,705,178	$ 362,663,619

Capital share transactions - shares:
Shares issued:
Initial Class	2,219,813	2,856,754
Service Class	211,382	268,563
	2,431,195	3,125,317
Shares reinvested:
Initial Class	—	628,455
Service Class	—	210,475
	—	838,930
Shares redeemed:
Initial Class	(2,918,644)	(6,277,042)
Service Class	(758,025)	(1,802,895)
	(3,676,669)	(8,079,937)
Net increase (decrease) in shares outstanding:
Initial Class	(698,831)	(2,791,833)
Service Class	(546,643)	(1,323,857)
	(1,245,474)	(4,115,690)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica International Focus VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$ 8.67		$ 7.86	$ 10.77	$ 9.84	$ 8.32	$ 8.01

Investment operations:
Net investment income (loss)(A)	0.13		0.19	0.19	0.18	0.12	0.18
Net realized and unrealized gain (loss)	0.31		0.79	(2.36)	0.88	1.59	1.81

Total investment operations	0.44		0.98	(2.17)	1.06	1.71	1.99

Dividends and/or distributions to shareholders:
Net investment income	—		(0.17)	(0.27)	(0.13)	(0.19)	(0.15)
Net realized gains	—		—	(0.47)	—	—	(1.53)

Total dividends and/or distributions to shareholders	—		(0.17)	(0.74)	(0.13)	(0.19)	(1.68)

Net asset value, end of period/year	$ 9.11		$ 8.67	$ 7.86	$ 10.77	$ 9.84	$ 8.32

Total return	5.08	%(B)	12.53%	(20.04)%	10.82%	20.90%	27.68%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$ 272,137		$ 265,064	$ 262,221	$ 357,374	$ 383,396	$ 365,486
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.84	%(C)	0.85%	0.82%	0.83%	0.82%	0.82%
Including waiver and/or reimbursement and recapture	0.84	%(C)	0.85%	0.82%	0.83%	0.82%	0.82%
Net investment income (loss) to average net assets	2.82	%(C)	2.28%	2.23%	1.71%	1.46%	2.10%
Portfolio turnover rate	37	%(B)	39%	36%	20%	30%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$ 8.46		$ 7.67	$ 10.53	$ 9.62	$ 8.14	$ 7.86

Investment operations:
Net investment income (loss)(A)	0.11		0.17	0.17	0.15	0.09	0.15
Net realized and unrealized gain (loss)	0.31		0.77	(2.32)	0.87	1.56	1.78

Total investment operations	0.42		0.94	(2.15)	1.02	1.65	1.93

Dividends and/or distributions to shareholders:
Net investment income	—		(0.15)	(0.24)	(0.11)	(0.17)	(0.12)
Net realized gains	—		—	(0.47)	—	—	(1.53)

Total dividends and/or distributions to shareholders	—		(0.15)	(0.71)	(0.11)	(0.17)	(1.65)

Net asset value, end of period/year	$ 8.88		$ 8.46	$ 7.67	$ 10.53	$ 9.62	$ 8.14

Total return	4.96	%(B)	12.27%	(20.29)%	10.63%	20.58%	27.40%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$ 97,568		$ 97,600	$ 98,643	$ 137,574	$ 129,234	$ 114,566
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.09	%(C)	1.10%	1.07%	1.08%	1.07%	1.07%
Including waiver and/or reimbursement and recapture	1.09	%(C)(D)	1.10%	1.07%	1.08%	1.07%	1.07%
Net investment income (loss) to average net assets	2.53	%(C)	2.08%	1.98%	1.45%	1.18%	1.83%
Portfolio turnover rate	37	%(B)	39%	36%	20%	30%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica International Focus VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2024 by the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK FACTORS (continued)

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.

Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate

First $500 million	0.770%
Over $500 million up to $1 billion	0.760
Over $1 billion up to $2 billion	0.710
Over $2 billion up to $3 billion	0.695
Over $3 billion	0.680

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through

Initial Class	0.88%	May 1, 2025
Service Class	1.13	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate

Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 132,710,252	$ —	$ 139,402,566	$ —

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)

$ 318,264,949	$ 56,007,230	$ (8,205,893)	$ 47,801,337

9. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

9. NEW ACCOUNTING PRONOUNCEMENT (continued)

apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica International Focus VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica International Focus VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Epoch Investment Partners, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica International Focus VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 5- and 10-year periods and below the median for the past 1- and 3-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 5-year period and below the benchmark for the past 1-, 3- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2018 pursuant to its current investment objective and investment strategies. The Trustees also noted recent changes in the portfolio management team at the Sub-Adviser. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2024.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica International Focus VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica International Focus VP

RESULTS OF SHAREHOLDER MEETING

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires regulated investment companies to report on all subject matters put to the vote of shareholders and to provide final results. Accordingly, the Board of Trustees of the Portfolio solicited a vote by the shareholders for the following item:

A special meeting of holders of Transamerica International Focus VP was held on April 29, 2024. The results of Proposal 1 and Proposal 2 were as follows:

Proposal 1: To approve a new sub-advisory agreement for Transamerica International Focus VP. Holders of the Portfolio are being asked to ratify and approve a new sub-advisory agreement with Epoch Investment Partners, Inc.

Proposal	Number of Shares
For	41,067,917
Against	515,415
Withheld	666,463

Proposal 2: To approve the Portfolio’s use of the manager of managers exemptive order, which will allow TAM, the Portfolio’s investment manager, to enter into and materially amend sub-advisory agreements with respect to the Portfolio in the future without Holder approval, subject to prior approval by the Portfolio’s Board of Trustees.

Proposal	Number of Shares
For	40,716,042
Against	752,888
Withheld	780,865

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value

COMMON STOCKS - 60.1%
Aerospace & Defense - 0.5%
General Dynamics Corp.	14,440	$4,189,622
General Electric Co.	3,620	575,471

		4,765,093

Banks - 1.2%
JPMorgan Chase & Co.	58,773	11,887,427

Beverages - 1.0%
Constellation Brands, Inc., Class A	17,627	4,535,074
Monster Beverage Corp. (A)	94,684	4,729,466

		9,264,540

Biotechnology - 1.8%
AbbVie, Inc.	35,682	6,120,177
Amgen, Inc.	18,564	5,800,322
Vertex Pharmaceuticals, Inc. (A)	10,580	4,959,057

		16,879,556

Broadline Retail - 2.4%
Amazon.com, Inc. (A)	120,496	23,285,852

Building Products - 0.6%
Trane Technologies PLC	16,184	5,323,403

Capital Markets - 1.9%
Charles Schwab Corp.	54,191	3,993,335
CME Group, Inc.	23,723	4,663,942
Moody’s Corp.	4,202	1,768,748
Morgan Stanley	76,890	7,472,939

		17,898,964

Chemicals - 0.4%
Corteva, Inc.	74,447	4,015,671

Communications Equipment - 0.3%
Motorola Solutions, Inc.	6,780	2,617,419

Consumer Finance - 1.4%
American Express Co.	58,784	13,611,435

Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp.	9,351	7,948,256
Sysco Corp.	63,553	4,537,049

		12,485,305

Energy Equipment & Services - 0.4%
Schlumberger NV	72,129	3,403,046

Entertainment - 0.7%
Netflix, Inc. (A)	6,848	4,621,578
Walt Disney Co.	24,080	2,390,903

		7,012,481

Financial Services - 2.0%
Mastercard, Inc., Class A	44,372	19,575,152

Food Products - 0.3%
Hershey Co.	17,514	3,219,599

Ground Transportation - 0.3%
Uber Technologies, Inc. (A)	41,075	2,985,331

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	59,122	$6,143,367
Edwards Lifesciences Corp. (A)	44,380	4,099,381
Stryker Corp.	14,830	5,045,907

		15,288,655

Health Care Providers & Services - 1.9%
HCA Healthcare, Inc.	9,377	3,012,643
UnitedHealth Group, Inc.	30,870	15,720,856

		18,733,499

Hotels, Restaurants & Leisure - 3.4%
Booking Holdings, Inc.	2,196	8,699,454
Chipotle Mexican Grill, Inc. (A)	72,566	4,546,260
Hilton Worldwide Holdings, Inc.	48,874	10,664,307
McDonald’s Corp.	34,971	8,912,009

		32,822,030

Household Products - 0.7%
Procter & Gamble Co.	39,479	6,510,877

Industrial Conglomerates - 0.8%
Honeywell International, Inc.	37,331	7,971,662

Insurance - 1.9%
Marsh & McLennan Cos., Inc.	21,507	4,531,955
Progressive Corp.	65,195	13,541,654

		18,073,609

Interactive Media & Services - 5.1%
Alphabet, Inc., Class C	158,306	29,036,486
Meta Platforms, Inc., Class A	39,916	20,126,446

		49,162,932

IT Services - 0.7%
Accenture PLC, Class A	22,588	6,853,425

Life Sciences Tools & Services - 0.8%
Danaher Corp.	9,999	2,498,250
Thermo Fisher Scientific, Inc.	9,158	5,064,374

		7,562,624

Machinery - 0.8%
Deere & Co.	20,025	7,481,941

Oil, Gas & Consumable Fuels - 1.2%
Chevron Corp.	35,638	5,574,496
ConocoPhillips	56,224	6,430,901

		12,005,397

Pharmaceuticals - 2.2%
Eli Lilly & Co.	13,354	12,090,444
Merck & Co., Inc.	49,146	6,084,275
Zoetis, Inc.	18,047	3,128,628

		21,303,347

Professional Services - 0.6%
Automatic Data Processing, Inc.	25,579	6,105,452

Semiconductors & Semiconductor Equipment - 8.7%
Broadcom, Inc.	2,393	3,842,033

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
KLA Corp.	9,798	$8,078,549
Lam Research Corp.	14,466	15,404,120
NVIDIA Corp.	394,680	48,758,767
Texas Instruments, Inc.	35,856	6,975,068

		83,058,537

Software - 8.0%
Adobe, Inc. (A)	6,376	3,542,123
Cadence Design Systems, Inc. (A)	8,318	2,559,864
Intuit, Inc.	7,724	5,076,290
Microsoft Corp.	126,821	56,682,646
Oracle Corp.	41,879	5,913,315
ServiceNow, Inc. (A)	3,234	2,544,091

		76,318,329

Specialty Retail - 1.4%
Home Depot, Inc.	18,308	6,302,346
TJX Cos., Inc.	61,162	6,733,936

		13,036,282

Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	144,379	30,409,105

Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	74,352	5,603,910

Total Common Stocks (Cost $339,390,638)		576,531,887

	Principal	Value

CORPORATE DEBT SECURITIES - 13.4%
Aerospace & Defense - 0.6%
BAE Systems PLC
5.13%, 03/26/2029 (B)	$386,000	384,522
5.25%, 03/26/2031 (B)	200,000	199,644
5.30%, 03/26/2034 (B)	562,000	557,986
Boeing Co.
6.30%, 05/01/2029 (B)	313,000	317,592
6.39%, 05/01/2031 (B)	784,000	799,135
6.53%, 05/01/2034 (B)	755,000	774,458
6.86%, 05/01/2054 (B)	331,000	341,250
7.01%, 05/01/2064 (B)	161,000	165,657
Bombardier, Inc.
7.00%, 06/01/2032 (B)	762,000	772,435
TransDigm, Inc.
6.38%, 03/01/2029 (B)	253,000	254,275
6.63%, 03/01/2032 (B)	1,140,000	1,151,514

		5,718,468

Automobile Components - 0.1%
ZF North America Capital, Inc.
6.75%, 04/23/2030 (B)	763,000	777,124
6.88%, 04/23/2032 (B)	413,000	426,952

		1,204,076

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Automobiles - 0.3%
Ford Motor Credit Co. LLC
5.80%, 03/08/2029	$830,000	$827,285
6.13%, 03/08/2034	645,000	639,262
7.12%, 11/07/2033	474,000	502,044
7.20%, 06/10/2030	231,000	243,164
7.35%, 03/06/2030	234,000	247,813
General Motors Financial Co., Inc.
5.95%, 04/04/2034	724,000	725,952

		3,185,520

Banks - 2.9%
Bank of America Corp.
Fixed until 09/15/2033, 5.87% (C), 09/15/2034	799,000	823,445
Fixed until 11/10/2027, 6.20% (C), 11/10/2028	1,219,000	1,255,328
Fixed until 09/05/2024, 6.25% (C), 09/05/2024 (D)	993,000	988,884
Bank of Montreal
Fixed until 01/10/2032, 3.09% (C), 01/10/2037	1,059,000	865,641
Bank of New York Mellon Corp.
Fixed until 04/26/2026, 4.95% (C), 04/26/2027	541,000	537,637
Fixed until 10/25/2033, 6.47% (C), 10/25/2034	904,000	976,822
BNP Paribas SA
Fixed until 01/20/2027, 2.59% (C), 01/20/2028 (B)	616,000	572,689
Fixed until 01/09/2029, 5.18% (C), 01/09/2030 (B)	616,000	609,870
Citigroup, Inc.
Fixed until 01/10/2027, 3.89% (C), 01/10/2028	1,369,000	1,321,681
Fixed until 02/13/2034, 5.83% (C), 02/13/2035	2,098,000	2,083,032
Fixed until 05/15/2025, 5.95% (C), 05/15/2025 (D)	496,000	493,067
3-Month Term SOFR + 3.68%, 9.01% (C), 08/15/2024 (D)	109,000	108,883
Fifth Third Bancorp
Fixed until 01/29/2031, 5.63% (C), 01/29/2032	241,000	239,128
JPMorgan Chase & Co.
Fixed until 08/01/2024, 5.00% (C), 08/01/2024 (D)	392,000	390,890
Fixed until 01/23/2029, 5.01% (C), 01/23/2030	414,000	411,077
Fixed until 01/23/2027, 5.04% (C), 01/23/2028	522,000	519,281
Fixed until 07/24/2028, 5.30% (C), 07/24/2029	912,000	915,526
Fixed until 10/23/2028, 6.09% (C), 10/23/2029	917,000	947,961
Fixed until 10/23/2033, 6.25% (C), 10/23/2034	786,000	835,075

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Morgan Stanley
Fixed until 05/04/2026, 1.59% (C), 05/04/2027	$632,000	$589,177
Fixed until 04/28/2025, 2.19% (C), 04/28/2026	990,000	961,800
Fixed until 01/21/2032, 2.94% (C), 01/21/2033	676,000	575,561
Fixed until 01/24/2028, 3.77% (C), 01/24/2029	90,000	85,723
4.35%, 09/08/2026	79,000	77,266
Fixed until 04/20/2028, 5.16% (C), 04/20/2029	850,000	847,991
Fixed until 07/21/2033, 5.42% (C), 07/21/2034	774,000	771,540
National Australia Bank Ltd.
2.99%, 05/21/2031 (B)	1,103,000	929,502
Nordea Bank Abp
5.38%, 09/22/2027 (B)	1,253,000	1,259,495
PNC Financial Services Group, Inc.
Fixed until 10/20/2033, 6.88% (C), 10/20/2034	950,000	1,036,864
Sumitomo Mitsui Financial Group, Inc.
5.85%, 07/13/2030	358,000	367,745
Truist Financial Corp.
Fixed until 01/24/2029, 5.44% (C), 01/24/2030	381,000	380,098
Fixed until 01/24/2034, 5.71% (C), 01/24/2035	313,000	312,246
Fixed until 06/08/2026, 6.05% (C), 06/08/2027	517,000	520,643
UBS Group AG
Fixed until 02/08/2029, 5.43% (C), 02/08/2030 (B)	708,000	706,973
Fixed until 02/08/2034, 5.70% (C), 02/08/2035 (B)	598,000	598,721
US Bancorp
Fixed until 11/03/2031, 2.49% (C), 11/03/2036	857,000	675,846
Fixed until 01/23/2029, 5.38% (C), 01/23/2030	799,000	801,535
Fixed until 01/23/2034, 5.68% (C), 01/23/2035	573,000	576,371
Wells Fargo & Co.
Fixed until 01/22/2029, 5.20% (C), 01/23/2030	1,134,000	1,130,078

		28,101,092

Biotechnology - 0.1%
Illumina, Inc.
5.80%, 12/12/2025	483,000	483,580
Royalty Pharma PLC
3.55%, 09/02/2050	782,000	527,805

		1,011,385

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Building Products - 0.2%
Home Depot, Inc.
4.75%, 06/25/2029 (E)	$352,000	$350,150
4.85%, 06/25/2031	435,000	432,016
4.95%, 06/25/2034	348,000	345,154
5.30%, 06/25/2054	347,000	340,491

		1,467,811

Capital Markets - 0.7%
Blackstone Private Credit Fund
7.30%, 11/27/2028 (B)	604,000	626,201
Blue Owl Credit Income Corp.
4.70%, 02/08/2027	113,000	107,545
7.75%, 09/16/2027	678,000	696,757
7.95%, 06/13/2028	371,000	383,850
Blue Owl Finance LLC
6.25%, 04/18/2034 (B)	1,556,000	1,563,319
Jane Street Group/JSG Finance, Inc.
7.13%, 04/30/2031 (B)	1,682,000	1,722,186
LPL Holdings, Inc.
6.00%, 05/20/2034	787,000	787,513
6.75%, 11/17/2028	1,261,000	1,323,353

		7,210,724

Chemicals - 0.3%
Celanese US Holdings LLC
6.33%, 07/15/2029	382,000	393,120
6.35%, 11/15/2028	386,000	396,814
6.55%, 11/15/2030	967,000	1,011,306
6.70%, 11/15/2033	943,000	992,792

		2,794,032

Consumer Finance - 0.3%
Capital One Financial Corp.
Fixed until 02/01/2029, 5.70% (C), 02/01/2030 (E)	214,000	215,144
Fixed until 06/08/2028, 6.31% (C), 06/08/2029	388,000	397,179
Fixed until 10/30/2030, 7.62% (C), 10/30/2031	864,000	951,827
Discover Financial Services
Fixed until 11/02/2033, 7.96% (C), 11/02/2034	1,157,000	1,303,551

		2,867,701

Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
6.50%, 02/15/2028 (B)	592,000	595,557

Containers & Packaging - 0.1%
Berry Global, Inc.
5.80%, 06/15/2031 (B)	1,309,000	1,308,639

Distributors - 0.2%
LKQ Corp.
5.75%, 06/15/2028	854,000	862,692
6.25%, 06/15/2033	802,000	823,734

		1,686,426

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Diversified REITs - 0.0% (F)
GLP Capital LP/GLP Financing II, Inc.
REIT, 5.30%, 01/15/2029	$73,000	$71,955
REIT, 5.38%, 04/15/2026	333,000	330,328

		402,283

Diversified Telecommunication Services - 0.0% (F)
AT&T, Inc.
3.65%, 09/15/2059	109,000	73,573

Electric Utilities - 1.0%
American Electric Power Co., Inc.
5.63%, 03/01/2033	893,000	891,364
Duke Energy Corp.
4.30%, 03/15/2028	643,000	624,107
5.45%, 06/15/2034	1,332,000	1,319,307
Duquesne Light Holdings, Inc.
2.78%, 01/07/2032 (B)	642,000	521,962
Electricite de France SA
5.70%, 05/23/2028 (B)	421,000	425,445
6.25%, 05/23/2033 (B)	583,000	604,194
Exelon Corp.
5.45%, 03/15/2034	679,000	675,568
Georgia Power Co.
4.65%, 05/16/2028	450,000	443,287
4.95%, 05/17/2033	713,000	696,595
5.25%, 03/15/2034	599,000	598,334
National Grid PLC
5.60%, 06/12/2028	320,000	323,243
5.81%, 06/12/2033	672,000	676,456
Southern Co.
5.70%, 03/15/2034	645,000	657,076
Xcel Energy, Inc.
5.45%, 08/15/2033	1,551,000	1,525,488

		9,982,426

Electrical Equipment - 0.1%
WESCO Distribution, Inc.
6.38%, 03/15/2029 (B)	483,000	484,776
6.63%, 03/15/2032 (B)	611,000	617,580

		1,102,356

Electronic Equipment, Instruments & Components - 0.2%
Trimble, Inc.
4.90%, 06/15/2028	314,000	309,953
6.10%, 03/15/2033	1,129,000	1,171,136

		1,481,089

Financial Services - 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 10/15/2027	414,000	403,446
Intercontinental Exchange, Inc.
5.25%, 06/15/2031	1,003,000	1,008,661
Nasdaq, Inc.
5.55%, 02/15/2034	1,295,000	1,298,798

		2,710,905

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Food Products - 0.5%
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.00%, 05/15/2032	$695,000	$571,157
3.63%, 01/15/2032	500,000	431,723
5.50%, 01/15/2030	375,000	369,217
Nestle Capital Corp.
4.75%, 03/12/2031(B)	1,229,000	1,214,549
4.88%, 03/12/2034(B)	1,374,000	1,358,704
Pilgrim’s Pride Corp.
6.25%, 07/01/2033	953,000	971,059

		4,916,409

Health Care Equipment & Supplies - 0.5%
Smith & Nephew PLC
5.40%, 03/20/2034	1,211,000	1,194,850
Solventum Corp.
5.45%, 03/13/2031(B)	1,292,000	1,277,687
5.60%, 03/23/2034(B)	1,703,000	1,675,449
6.00%, 05/15/2064(B)	597,000	569,025

		4,717,011

Health Care Providers & Services - 1.3%
Centene Corp.
2.45%, 07/15/2028	919,000	815,847
3.00%, 10/15/2030	491,000	419,800
4.25%, 12/15/2027	2,255,000	2,153,889
HCA, Inc.
3.63%, 03/15/2032	450,000	397,106
5.20%, 06/01/2028	233,000	232,210
5.38%, 09/01/2026	187,000	186,528
5.45%, 04/01/2031	430,000	430,164
5.50%, 06/01/2033	747,000	742,273
5.60%, 04/01/2034	690,000	687,173
5.63%, 09/01/2028	264,000	266,542
5.88%, 02/01/2029	408,000	415,590
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/2030(B)	510,000	431,171
5.20%, 06/15/2029(B)	575,000	572,914
5.45%, 06/15/2034(B)	1,297,000	1,284,662
5.88%, 06/15/2054(B)	1,067,000	1,053,487
Humana, Inc.
5.38%, 04/15/2031	850,000	846,231
5.75%, 04/15/2054	563,000	545,382
5.88%, 03/01/2033	220,000	224,196
5.95%, 03/15/2034	367,000	376,224
Universal Health Services, Inc.
2.65%, 10/15/2030	163,000	139,285

		12,220,674

Insurance - 0.6%
Aon North America, Inc.
5.30%, 03/01/2031	941,000	939,425
5.45%, 03/01/2034	1,926,000	1,921,490
Arthur J Gallagher & Co.
5.45%, 07/15/2034	823,000	817,978
6.50%, 02/15/2034	427,000	452,735

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Athene Global Funding
2.65%, 10/04/2031 (B)	$712,000	$586,191
2.72%, 01/07/2029 (B)	800,000	710,259
Brown & Brown, Inc.
4.95%, 03/17/2052	845,000	722,413

		6,150,491

IT Services - 0.2%
Booz Allen Hamilton, Inc.
5.95%, 08/04/2033	932,000	961,635
Leidos, Inc.
2.30%, 02/15/2031	170,000	140,272
5.75%, 03/15/2033	558,000	563,881

		1,665,788

Machinery - 0.1%
Regal Rexnord Corp.
6.05%, 04/15/2028	693,000	701,618

Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.65%, 02/01/2034	1,852,000	1,874,590

Oil, Gas & Consumable Fuels - 0.8%
Cheniere Energy, Inc.
5.65%, 04/15/2034 (B)	888,000	888,705
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030 (B)	212,000	216,743
6.04%, 11/15/2033 (B)	510,000	522,133
6.50%, 08/15/2043 (B)	103,000	107,639
6.54%, 11/15/2053 (B)	532,000	563,275
DT Midstream, Inc.
4.30%, 04/15/2032 (B)	114,000	103,122
4.38%, 06/15/2031 (B)	635,000	578,251
Energy Transfer LP
4.95%, 06/15/2028	78,000	77,005
5.55%, 02/15/2028	603,000	607,904
EQT Corp.
5.70%, 04/01/2028	318,000	321,110
Hess Midstream Operations LP
5.13%, 06/15/2028 (B)	460,000	445,422
Occidental Petroleum Corp.
6.13%, 01/01/2031	534,000	546,335
6.63%, 09/01/2030	296,000	310,421
8.88%, 07/15/2030	420,000	483,856
Sunoco LP
7.00%, 05/01/2029 (B)	908,000	931,635
7.25%, 05/01/2032 (B)	512,000	529,529
Viper Energy, Inc.
7.38%, 11/01/2031 (B)	835,000	864,784

		8,097,869

Personal Care Products - 0.1%
Haleon US Capital LLC
3.38%, 03/24/2027	554,000	528,666

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.2%
AbbVie, Inc.
5.40%, 03/15/2054	$337,000	$335,135
Organon & Co./Organon Foreign Debt Co- Issuer BV
6.75%, 05/15/2034 (B)	653,000	652,016
7.88%, 05/15/2034 (B)	869,000	892,889

		1,880,040

Professional Services - 0.1%
Global Payments, Inc.
2.15%, 01/15/2027	570,000	528,088

Real Estate Management & Development - 0.3%
CBRE Services, Inc.
5.95%, 08/15/2034 (E)	2,100,000	2,130,130
CoStar Group, Inc.
2.80%, 07/15/2030 (B)	497,000	420,691

		2,550,821

Residential REITs - 0.1%
Sun Communities Operating LP
2.70%, 07/15/2031	898,000	743,594

Semiconductors & Semiconductor Equipment - 0.4%
Foundry JV Holdco LLC
5.88%, 01/25/2034 (B)	2,099,000	2,084,718
5.90%, 01/25/2030 (B)	321,000	325,801
6.15%, 01/25/2032 (B)	892,000	910,538
Marvell Technology, Inc.
4.88%, 06/22/2028	378,000	372,743
5.75%, 02/15/2029	391,000	399,449

		4,093,249

Software - 0.3%
Constellation Software, Inc.
5.16%, 02/16/2029 (B)	256,000	256,070
5.46%, 02/16/2034 (B)	744,000	745,560
MSCI, Inc.
3.63%, 09/01/2030 (B)	992,000	890,615
3.88%, 02/15/2031 (B)	962,000	866,321
4.00%, 11/15/2029 (B)(E)	184,000	171,956

		2,930,522

Specialized REITs - 0.1%
American Tower Trust #1
REIT, 5.49%, 03/15/2053 (B)	1,406,000	1,411,947

Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.
4.85%, 01/15/2029	591,000	583,952
5.15%, 04/15/2034	506,000	498,436

		1,082,388

Total Corporate Debt Securities (Cost $130,711,851)		128,997,828

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.8%
Federal Home Loan Mortgage Corp.
2.50%, 12/01/2033 - 05/01/2052	$9,303,135	$7,881,288
3.00%, 05/01/2031 - 03/01/2052	1,416,838	1,301,267
3.50%, 07/01/2046 - 06/01/2052	824,490	744,438
4.00%, 03/01/2047 - 11/01/2050	1,706,239	1,587,274
4.50%, 03/01/2048 - 03/01/2052	1,599,850	1,523,415
5.00%, 09/01/2048 - 09/01/2053	4,202,532	4,122,642
5.50%, 09/01/2052 - 04/01/2054	1,846,913	1,847,284
6.00%, 04/01/2040 - 04/01/2054	4,601,806	4,671,041
6.50%, 11/01/2053	680,422	702,382
Federal Home Loan Mortgage Corp. STACR REMICS Trust
1-Month SOFR Average + 0.85%, 6.19% (C), 11/25/2041 (B)	301,585	301,538
1-Month SOFR Average + 0.95%, 6.29% (C), 12/25/2041 (B)	719,117	718,083
1-Month SOFR Average + 1.20%, 6.54% (C), 05/25/2044 (B)	537,242	538,086
1-Month SOFR Average + 1.30%, 6.64% (C), 02/25/2042 (B)	122,755	123,327
1-Month SOFR Average + 1.50%, 6.84% (C), 10/25/2041 (B)	192,864	193,822
1-Month SOFR Average + 1.85%, 7.19% (C), 11/25/2043 (B)	378,855	383,919
1-Month SOFR Average + 2.00%, 7.34% (C), 04/25/2042 - 06/25/2043 (B)	181,402	183,778
1-Month SOFR Average + 2.10%, 7.44% (C), 09/25/2041 - 03/25/2042 (B)	443,305	447,365
1-Month SOFR Average + 2.10%, 7.44% (C), 04/25/2043 (B)	229,613	234,973
1-Month SOFR Average + 2.30%, 7.64% (C), 08/25/2042 (B)	213,829	219,144
1-Month SOFR Average + 2.35%, 7.69% (C), 12/25/2041 (B)	258,132	261,311
Federal National Mortgage Association
2.00%, 07/01/2051	221,134	174,269
2.50%, 11/01/2034 - 03/01/2062	18,448,811	15,333,408
3.00%, 10/01/2034 - 06/01/2057	5,647,336	4,877,135
3.50%, 08/01/2047 - 08/01/2056	6,097,547	5,481,640
4.00%, 05/01/2045 - 05/01/2052	7,541,950	6,998,900
4.50%, 11/01/2042 - 08/01/2053	3,187,140	3,029,367
5.00%, 07/01/2044 - 12/01/2053	2,259,850	2,219,520
5.50%, 06/01/2053 - 03/01/2054	4,169,699	4,156,907
6.00%, 02/01/2037 - 05/01/2054	2,652,875	2,706,484
Federal National Mortgage Association Connecticut Avenue Securities Trust
1-Month SOFR Average + 1.05%, 6.39% (C), 01/25/2044 (B)	393,968	394,272
1-Month SOFR Average + 1.10%, 6.42% (C), 05/25/2044 (B)	377,026	377,269
1-Month SOFR Average + 1.50%, 6.84% (C), 10/25/2043 (B)	416,251	418,876
1-Month SOFR Average + 1.65%, 6.99% (C), 12/25/2041 (B)	464,000	467,188
1-Month SOFR Average + 1.70%, 7.04% (C), 07/25/2043 (B)	454,454	458,637
1-Month SOFR Average + 1.90%, 7.24% (C), 04/25/2042 (B)	316,087	318,839
1-Month SOFR Average + 1.95%, 7.29% (C), 09/25/2043 (B)	205,337	206,870

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust (continued)
1-Month SOFR Average + 2.00%, 7.34% (C), 11/25/2041 (B)	$1,446,000	$1,456,919
1-Month SOFR Average + 2.10%, 7.44% (C), 03/25/2042 (B)	340,927	346,668
1-Month SOFR Average + 2.30%, 7.64% (C), 05/25/2043 (B)	521,756	536,131
1-Month SOFR Average + 2.50%, 7.84% (C), 09/25/2042 (B)	635,656	648,251
1-Month SOFR Average + 2.50%, 7.84% (C), 04/25/2043 (B)	401,686	411,038
1-Month SOFR Average + 3.00%, 8.34% (C), 01/25/2042 - 04/25/2042 (B)	903,000	930,251
Federal National Mortgage Association REMICS
3.00%, 05/25/2048 - 11/25/2049	953,100	830,491
Government National Mortgage Association
2.50%, 03/20/2051 - 01/20/2052	3,312,672	2,773,627
2.50%, 07/20/2054 (G)	2,612,575	2,201,933
3.00%, 11/20/2046 - 08/20/2051	5,232,319	4,589,283
3.50%, 05/20/2049	1,647,313	1,498,734
4.00%, 01/15/2045 - 05/20/2048	1,264,062	1,188,419
4.00%, 07/20/2054 (G)	1,437,751	1,331,245
4.50%, 08/15/2046 - 05/20/2048	659,876	637,682
4.50%, 07/20/2054 (G)	801,906	763,307
5.00%, 08/20/2048	166,023	164,033
5.00%, 07/20/2054 (G)	729,984	711,727
Seasoned Loans Structured Transaction Trust
4.75% (C), 09/25/2060 (B)	170,525	163,476
Uniform Mortgage-Backed Security, TBA
3.00%, 07/01/2054 (G)	983,245	838,058
4.00%, 07/01/2054 (G)	729,000	668,163
4.50%, 07/01/2054 (G)	760,000	717,672
5.00%, 07/01/2054 (G)	1,905,000	1,844,272
5.50%, 07/01/2054 (G)	2,028,000	2,002,507
6.00%, 07/01/2054 (G)	316,209	317,399

Total U.S. Government Agency Obligations (Cost $107,097,863)		103,177,244

MORTGAGE-BACKED SECURITIES - 5.5%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, 1-Month Term SOFR + 1.18%, 6.51% (C), 09/15/2034 (B)	592,515	573,911
A&D Mortgage Trust
Series 2023-NQM2, Class A1, 6.13% (C), 05/25/2068 (B)	568,694	567,482
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59% (C), 10/25/2049 (B)	48,151	46,584
Series 2019-6, Class A1, 2.62% (C), 11/25/2059 (B)	47,065	45,593
Series 2020-3, Class A2, 2.41% (C), 04/25/2065 (B)	123,729	114,817
Series 2024-3, Class A1, 4.80% (C), 11/26/2068 (B)	171,134	166,408

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust (continued)
Series 2024-5, Class A1, 4.95% (C), 07/25/2068 (B)	$974,800	$949,191
Series 2024-6, Class A1, 4.65% (C), 11/25/2067 (B)	1,034,000	996,269
BAMLL Re-REMICS Trust
Series 2024-FRR2, Class E, 1.27% (C), 07/27/2050 (B)	328,000	237,259
Series 2024-FRR3, Class C, 0.66% (C), 01/27/2050 (B)	250,000	210,199
Series 2024-FRR3, Class D, 0.59% (C), 01/27/2050 (B)	240,199	195,819
Series 2024-FRR3, Class E, 0.51% (C), 01/27/2050 (B)	380,014	301,404
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class AF, 1-Month SOFR Average + 0.85%, 5.00% (C), 11/25/2051 (B)	638,341	589,962
Series 2022-2, Class A1, 3.00% (C), 12/25/2051 (B)	946,616	784,213
BBCMS Trust
Series 2015-SRCH, Class A2, 4.20%, 08/10/2035 (B)	715,000	661,493
BPR Trust
Series 2022-OANA, Class A, 1-Month Term SOFR + 1.9%, 7.23% (C), 04/15/2037 (B)	891,000	891,000
Series 2023-BRK2, Class A, 7.15% (C), 10/05/2038 (B)	831,000	862,060
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A, 1-Month Term SOFR + 1.04%, 6.37% (C), 10/15/2037 (B)	128,627	127,903
Series 2021-VINO, Class A, 1-Month Term SOFR + 0.77%, 6.10% (C), 05/15/2038 (B)	134,097	132,421
Series 2021-VOLT, Class B, 1-Month Term SOFR + 1.06%, 6.39% (C), 09/15/2036 (B)	733,000	722,272
Series 2021-VOLT, Class D, 1-Month Term SOFR + 1.76%, 7.09% (C), 09/15/2036 (B)	770,000	758,251
BX Trust
Class A2, 1-Month Term SOFR + 0.75%, 6.08% (C), 04/15/2039 (B)	664,629	651,755
Series 2019-MMP, Class C, 1-Month Term SOFR + 1.49%, 6.82% (C), 08/15/2036 (B)	183,084	177,472
Series 2019-OC11, Class B, 3.61%, 12/09/2041 (B)	242,000	215,403
Series 2019-OC11, Class C, 3.86%, 12/09/2041 (B)	481,000	427,587
Series 2021-LBA, Class AJV, 1-Month Term SOFR + 0.91%, 6.24% (C), 02/15/2036 (B)	820,000	809,494

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
BX Trust (continued)
Series 2021-LBA, Class AV, 1-Month Term SOFR + 0.91%, 6.24% (C), 02/15/2036 (B)	$737,035	$728,282
Series 2024-VLT4, Class A, 1-Month Term SOFR + 1.49%, 6.81% (C), 07/15/2029 (B)	939,765	938,586
BXP Trust
Series 2017-GM, Class A, 3.38%, 06/13/2039 (B)	324,000	301,111
CENT Trust
Series 2023-CITY, Class A, 1-Month Term SOFR + 2.62%, 7.95% (C), 09/15/2038 (B)	849,000	853,245
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M1, 1-Month SOFR Average + 1.20%, 6.54% (C), 02/25/2050 (B)	652,344	629,407
Cold Storage Trust
Series 2020-ICE5, Class A, 1-Month Term SOFR + 1.01%, 6.34% (C), 11/15/2037 (B)	1,316,224	1,311,289
Series 2020-ICE5, Class B, 1-Month Term SOFR + 1.41%, 6.74% (C), 11/15/2037 (B)	585,862	583,671
Series 2020-ICE5, Class C, 1-Month Term SOFR + 1.76%, 7.09% (C), 11/15/2037 (B)	587,828	585,624
COLT Mortgage Loan Trust
Series 2020-3, Class A1, 1.51% (C), 04/27/2065 (B)	37,207	35,267
COMM Mortgage Trust
Series 2024-WCL1, Class A, 1-Month Term SOFR + 1.84%, 7.14% (C), 06/15/2041 (B)	951,334	946,772
Connecticut Avenue Securities Trust
Series 2024-R03, Class 2M1, 1-Month SOFR Average + 1.15%, 6.49% (C), 03/25/2044 (B)	248,495	248,949
CRSO Trust
7.12% (C), 07/10/2040	1,274,000	1,319,485
DATA Mortgage Trust
Series 2024-CTR2, Class A, 5.48% (C), 05/10/2046 (B)	263,256	258,884
DC Commercial Mortgage Trust
Series 2023-DC, Class A, 6.31%, 09/12/2040 (B)	708,000	726,086
Extended Stay America Trust
Series 2021-ESH, Class A, 1-Month Term SOFR + 1.19%, 6.52% (C), 07/15/2038 (B)	389,444	387,983
Flagstar Mortgage Trust
Series 2021-13IN, Class A2, 3.00% (C), 12/30/2051 (B)	1,260,313	1,044,091
FREMF Mortgage Trust, Interest Only STRIPS
Series 2017-K729, Class X2A, 0.10%, 11/25/2049 (B)	3,141,870	338
Series 2017-K729, Class X2B, 0.10%, 11/25/2049 (B)	1,055,535	431

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Principal Only STRIPS
Series 2017-K729, Class D, Zero coupon, 11/25/2049 (B)	$419,478	$401,127
GCAT Trust
Series 2022-INV1, Class A1, 3.00% (C), 12/25/2051 (B)	1,677,141	1,395,697
Series 2023-INV1, Class A1, 6.00% (C), 08/25/2053 (B)	851,683	846,493
Series 2024-INV1, Class 2A2, 6.50% (C), 01/25/2054 (B)	939,634	946,608
GWT Trust
Series 2024-WLF2, Class A, 1-Month Term SOFR + 1.69%, 7.02% (C), 05/15/2041 (B)	1,141,000	1,140,287
Homeward Opportunities Fund Trust
Series 2024-RTL1, Class A1, 7.12%, 07/25/2029 (B)	920,000	919,717
Hudsons Bay Simon JV Trust
Series 2015-HB10, Class A10, 4.15%, 08/05/2034 (B)	321,959	300,990
Series 2015-HB7, Class A7, 3.91%, 08/05/2034 (B)	171,561	169,152
Imperial Fund Mortgage Trust
Series 2023-NQM1, Class A1, 5.94% (C), 02/25/2068 (B)	400,917	397,514
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-ACE, Class A, 3.29%, 01/10/2037 (B)	845,000	829,267
Series 2020-ACE, Class B, 3.64%, 01/10/2037 (B)	580,000	565,385
LBA Trust
Series 2024-BOLT, Class A, 1-Month Term SOFR + 1.59%, 6.92% (C), 06/15/2026 (B)	752,511	748,984
LHOME Mortgage Trust
Series 2024-RTL2, Class A1, 7.13% (C), 03/25/2029 (B)	249,645	250,776
Series 2024-RTL3, Class A1, 6.90%, 05/25/2029 (B)	311,653	311,873
Life Mortgage Trust
Series 2021-BMR, Class A, 1-Month Term SOFR + 0.81%, 6.14% (C), 03/15/2038 (B)	1,278,844	1,255,692
Series 2021-BMR, Class C, 1-Month Term SOFR + 1.21%, 6.54% (C), 03/15/2038 (B)	740,177	720,769
Series 2022-BMR2, Class A1, 1-Month Term SOFR + 1.30%, 6.62% (C), 05/15/2039 (B)	886,000	870,218
Series 2022-BMR2, Class B, 1-Month Term SOFR + 1.79%, 7.12% (C), 05/15/2039 (B)	257,000	250,255
Med Trust
Series 2021-MDLN, Class A, 1-Month Term SOFR + 1.06%, 6.39% (C), 11/15/2038 (B)	197,054	196,623
Series 2021-MDLN, Class E, 1-Month Term SOFR + 3.26%, 8.59% (C), 11/15/2038 (B)	967,357	966,753

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Mello Mortgage Capital Acceptance
Series 2021-INV2, Class A11, 1-Month SOFR Average + 0.95%, 5.00% (C), 08/25/2051 (B)	$477,843	$442,514
Series 2021-INV3, Class A11, 1-Month SOFR Average + 0.95%, 5.00% (C), 10/25/2051 (B)	583,541	538,864
Series 2022-INV1, Class A2, 3.00% (C), 03/25/2052 (B)	566,018	468,911
Series 2024-SD1, Class A1, 4.00% (C), 04/25/2054 (B)	363,005	345,468
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, 1-Month Term SOFR + 0.92%, 6.24% (C), 04/15/2038 (B)	1,128,360	1,119,202
Series 2021-MHC, Class C, 1-Month Term SOFR + 1.47%, 6.79% (C), 04/15/2038 (B)	636,935	630,593
MIC Trust
Series 2023-MIC, Class A, 8.73% (C), 12/05/2038 (B)	584,328	627,740
NCMF Trust
Series 2022-MFP, Class A, 1-Month Term SOFR + 1.74%, 7.07% (C), 03/15/2039 (B)	400,000	397,783
New Residential Mortgage Loan Trust
Series 2018-2A, Class A1, 4.50% (C), 02/25/2058 (B)	90,969	87,559
NRTH Mortgage Trust
Series 2024-PARK, Class A, 1-Month Term SOFR + 1.64%, 6.97% (C), 03/15/2041 (B)	1,390,000	1,386,525
OBX Trust
Series 2022-INV1, Class A1, 3.00% (C), 12/25/2051 (B)	1,254,574	1,039,337
Series 2022-INV1, Class A18, 3.00% (C), 12/25/2051 (B)	532,650	435,914
Oceanview Mortgage Trust
Series 2022-1, Class A1, 3.00% (C), 12/25/2051 (B)	334,693	277,272
OPEN Trust
Series 2023-AIR, Class C, 1-Month Term SOFR + 5.24%, 10.56% (C), 10/15/2028 (B)	186,837	187,304
PRPM LLC
Series 2020-4, Class A1, 5.61% (C), 10/25/2025 (B)	395,267	394,998
Series 2024-RCF2, Class A1, 3.75% (C), 03/25/2054 (B)	237,537	226,695
RCKT Mortgage Trust
Series 2021-3, Class A21, 1-Month SOFR Average + 0.80%, 5.00% (C), 07/25/2051 (B)	420,887	387,962
Series 2023-CES1, Class A1A, 6.52% (C), 06/25/2043 (B)	446,516	447,669
Series 2023-CES2, Class A1A, 6.81% (C), 09/25/2043 (B)	691,499	696,678
Series 2024-CES3, Class A1A, 6.59% (C), 05/25/2044 (B)	524,751	529,612

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Saluda Grade Alternative Mortgage Trust
Series 2024-CES1, Class A1, 6.31% (C), 03/25/2054 (B)	$366,177	$365,810
Series 2024-FIG5, Class A, 6.26% (C), 04/25/2054 (B)	438,588	441,553
Series 2024-RTL6, Class A1, 7.44% (C), 07/25/2030 (B)	775,000	774,724
Sequoia Mortgage Trust
Series 2013-5, Class A1, 2.50% (C), 05/25/2043 (B)	98,250	82,804
Series 2020-2, Class A19, 3.50% (C), 03/25/2050 (B)	46,109	39,805
SMRT Commercial Mortgage Trust
Series 2022-MINI, Class A, 1-Month Term SOFR + 1.00%, 6.33% (C), 01/15/2039 (B)	451,000	445,338
SREIT Trust
Series 2021-MFP, Class A, 1-Month Term SOFR + 0.85%, 6.17% (C), 11/15/2038 (B)	95,686	94,790
Towd Point Mortgage Trust
Series 2023-CES1, Class A1A, 6.75% (C), 07/25/2063 (B)	1,057	1,063
TYSN Mortgage Trust
Series 2023-CRNR, Class A, 6.80% (C), 12/10/2033 (B)	924,755	954,637
UWM Mortgage Trust
Series 2021-INV1, Class A9, 1-Month SOFR Average + 0.90%, 5.00% (C), 08/25/2051 (B)	570,128	527,947
VASA Trust
Series 2021-VASA, Class A, 1-Month Term SOFR + 1.01%, 6.34% (C), 07/15/2039 (B)	425,000	392,877
VMC Finance LLC
Series 2021-HT1, Class A, 1-Month Term SOFR + 1.76%, 7.10% (C), 01/18/2037 (B)	272,943	267,480
WB Commercial Mortgage Trust
Series 2024-HQ, Class A, 6.13% (C), 03/15/2040 (B)	654,000	653,533
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 1-Month Term SOFR + 1.26%, 6.59% (C), 02/15/2040 (B)	183,247	181,874

Total Mortgage-Backed Securities (Cost $53,941,857)		52,492,738

U.S. GOVERNMENT OBLIGATIONS - 5.3%
U.S. Treasury - 5.3%
U.S. Treasury Bonds
4.25%, 02/15/2054	20,126,100	19,283,320
4.63%, 05/15/2044 (E)	21,666,000	21,716,780
4.75%, 11/15/2053	7,036,100	7,318,643
U.S. Treasury Notes
4.38%, 05/15/2034	2,087,900	2,093,120

Total U.S. Government Obligations (Cost $49,600,103)		50,411,863

	Principal	Value

ASSET-BACKED SECURITIES - 4.3%
ACC Auto Trust
Series 2022-A, Class A, 4.58%, 07/15/2026 (B)	$22,658	$22,616
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (B)	159,169	142,716
ARES LX CLO Ltd.
Series 2021-60A, Class A, 3-Month Term SOFR + 1.38%, 6.71% (C), 07/18/2034 (B)	250,000	250,412
Ares XXXIX CLO Ltd.
Series 2016-39A, Class AR3, 3-Month Term SOFR + 1.42%, 6.75% (C), 07/18/2037 (B)	767,128	768,938
Arivo Acceptance Auto Loan Receivables Trust
Series 2022-1A, Class A, 3.93%, 05/15/2028 (B)	102,634	101,331
Ballyrock CLO 14 Ltd.
Series 2020-14A, Class A1AR, 3-Month EURIBOR + 1.38%, 1.00% (C), 07/20/2037 (B)(G)	1,233,102	1,233,102
Series 2020-14A, Class A1BR, 3-Month EURIBOR + 1.58%, 1.00% (C), 07/20/2037 (B)(G)	250,000	250,000
Benefit Street Partners CLO XV Ltd.
Series 2018-15A, Class A1R, 3-Month Term SOFR + 1.39%, 6.74% (C), 07/15/2037 (B)(G)	743,000	743,000
CBAM Ltd.
Series 2019-11RA, Class A1, 3-Month Term SOFR + 1.44%, 6.77% (C), 01/20/2035 (B)	1,210,000	1,210,471
Series 2019-11RA, Class B, 3-Month Term SOFR + 2.01%, 7.34% (C), 01/20/2035 (B)	308,466	308,758
CF Hippolyta Issuer LLC
Series 2020-1, Class A1, 1.69%, 07/15/2060 (B)	440,947	417,847
Series 2020-1, Class B1, 2.28%, 07/15/2060 (B)	89,945	84,035
Series 2021-1A, Class A1, 1.53%, 03/15/2061 (B)	778,462	713,032
Series 2021-1A, Class B1, 1.98%, 03/15/2061 (B)	294,044	262,506
Series 2022-1A, Class A1, 5.97%, 08/15/2062 (B)	725,133	714,133
Series 2022-1A, Class A2, 6.11%, 08/15/2062 (B)	2,064,677	2,026,501
CIFC Funding Ltd.
3-Month EURIBOR + 1.38%, 1.00% (C), 07/17/2037 (B)	1,352,000	1,352,000
Series 2021-7A, Class A1, 3-Month Term SOFR + 1.39%, 6.72% (C), 01/23/2035 (B)	375,000	375,168
Series 2021-7A, Class B, 3-Month Term SOFR + 1.86%, 7.19% (C), 01/23/2035 (B)	250,874	251,124

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES (continued)
CIM Trust
Series 2021-NR1, Class A1, 5.57% (C), 07/25/2055 (B)	$200,673	$198,911
Series 2021-NR4, Class A1, 2.82% (C), 10/25/2061 (B)	145,512	143,237
CP EF Asset Securitization I LLC
Series 2022-1A, Class A, 5.96%, 04/15/2030 (B)	111,175	110,801
CP EF Asset Securitization II LLC
Series 2023-1A, Class A, 7.48%, 03/15/2032 (B)	358,115	360,969
CRB Securitization Trust
Series 2023-1, Class A, 6.96%, 10/20/2033 (B)	132,888	133,741
CyrusOne Data Centers Issuer I LLC
Series 2023-2A, Class A2, 5.56%, 11/20/2048 (B)	872,000	852,019
Series 2024-1A, Class A2, 4.76%, 03/22/2049 (B)	372,724	349,704
Series 2024-3A, Class A2, 4.65%, 05/20/2049 (B)	1,339,000	1,212,914
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A, 1.76%, 04/15/2049 (B)	821,000	740,771
Domino’s Pizza Master Issuer LLC
Series 2018-1A, Class A2I, 4.12%, 07/25/2048 (B)	747,577	729,618
Elmwood CLO II Ltd.
Series 2019-2A, Class AR, 3-Month Term SOFR + 1.41%, 6.74% (C), 04/20/2034 (B)	339,000	339,596
Elmwood CLO VI Ltd.
Series 2020-3A, Class ARR, 3-Month Term SOFR + 1.38%, 1.00% (C), 07/18/2037 (B)(G)	1,485,000	1,485,000
Exeter Automobile Receivables Trust
Series 2021-1A, Class D, 1.08%, 11/16/2026	355,854	348,602
FIGRE Trust
Series 2024-HE1, Class A, 6.17% (C), 03/25/2054 (B)	452,176	452,259
Series 2024-HE2, Class A, 6.38% (C), 05/25/2054 (B)	390,177	393,519
Gracie Point International Funding LLC
Series 2024-1A, Class A, 3-Month SOFR Average + 1.70%, 7.05% (C), 03/01/2028 (B)	287,000	288,125
HPS Loan Management Ltd.
Series 2021-16A, Class B, 3-Month Term SOFR + 1.96%, 7.29% (C), 01/23/2035 (B)	250,000	250,000
JPMorgan Chase Bank NA - CACLN
Series 2021-1, Class B, 0.88%, 09/25/2028 (B)	6,853	6,824
Series 2021-2, Class B, 0.89%, 12/26/2028 (B)	47,367	46,840
LAD Auto Receivables Trust
Series 2021-1A, Class A, 1.30%, 08/17/2026 (B)	17,416	17,362
Series 2022-1A, Class A, 5.21%, 06/15/2027 (B)	309,660	308,633

	Principal	Value

ASSET-BACKED SECURITIES (continued)
Lendbuzz Securitization Trust
Series 2022-1A, Class A, 4.22%, 05/17/2027 (B)	$299,657	$295,438
Series 2023-1A, Class A2, 6.92%, 08/15/2028 (B)	233,043	234,884
Libra Solutions LLC
Series 2022-2A, Class A, 6.85%, 10/15/2034 (B)	74,368	74,247
Logan CLO II Ltd.
Series 2021-2A, Class A, 3-Month Term SOFR + 1.41%, 6.74% (C), 01/20/2035 (B)	582,571	582,890
M&T Equipment Notes
Series 2023-1A, Class A2, 6.09%, 07/15/2030 (B)	252,843	252,942
Series 2023-1A, Class A3, 5.74%, 07/15/2030 (B)	207,000	207,026
Marlette Funding Trust
Series 2023-2A, Class B, 6.54%, 06/15/2033 (B)	224,000	224,527
Mercury Financial Credit Card Master Trust
Series 2023-1A, Class A, 8.04%, 09/20/2027 (B)	718,000	723,051
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1, 2.41%, 10/20/2061 (B)	353,000	304,236
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (B)	124,123	119,763
Series 2021-FHT1, Class A, 3.10%, 07/25/2026 (B)	223,589	210,349
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1, 1.85%, 11/20/2050 (B)	655,908	615,757
Octagon Investment Partners 48 Ltd.
Series 2020-3A, Class AR, 3-Month Term SOFR + 1.41%, 6.74% (C), 10/20/2034 (B)	351,000	351,270
Pagaya AI Debt Trust
Series 2022-1, Class A, 2.03%, 10/15/2029 (B)	32,297	32,149
PRET LLC
Series 2023-RN1, Class A1, 8.23% (C), 09/25/2053 (B)	893,975	903,986
PRPM LLC
Series 2021-10, Class A1, 2.49% (C), 10/25/2026 (B)	556,131	550,482
Series 2021-9, Class A1, 2.36% (C), 10/25/2026 (B)	475,617	468,184
Series 2022-2, Class A1, 5.00% (C), 03/25/2027 (B)	901,944	892,512
Rad CLO 21 Ltd.
Series 2023-21A, Class A, 3-Month Term SOFR + 1.59%, 6.91% (C), 01/25/2033 (B)	521,477	524,912

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES (continued)
RCKT Mortgage Trust
Series 2023-CES3, Class A1A, 7.11% (C), 11/25/2043 (B)	$1,245,856	$1,263,467
Series 2024-CES1, Class A1A, 6.03% (C), 02/25/2044 (B)	548,087	548,570
Series 2024-CES2, Class A1A, 6.14% (C), 04/25/2044 (B)	1,766,503	1,764,853
Regatta XI Funding Ltd.
Series 2018-1A, Class AR, 3-Month Term SOFR + 1.40%, 1.00% (C), 07/17/2037 (B)(G)	1,358,910	1,358,910
Regatta XXIII Funding Ltd.
Series 2021-4A, Class A1, 3-Month Term SOFR + 1.41%, 6.74% (C), 01/20/2035 (B)	952,000	953,001
Series 2021-4A, Class B, 3-Month Term SOFR + 1.96%, 7.29% (C), 01/20/2035 (B)	264,465	264,765
RR 21 Ltd.
Series 2022-21A, Class A1AR, 3-Month Term SOFR + 1.40%, 1.00% (C), 07/15/2039 (B)(G)	767,128	767,128
Saluda Grade Alternative Mortgage Trust
Series 2023-FIG3, Class A, 7.07% (C), 08/25/2053 (B)	1,087,392	1,113,848
Series 2023-FIG4, Class A, 6.72% (C), 11/25/2053 (B)	585,841	593,264
Santander Bank Auto Credit-Linked Notes
Series 2021-1A, Class B, 1.83%, 12/15/2031 (B)	29,185	28,941
Series 2022-A, Class B, 5.28%, 05/15/2032 (B)	238,570	237,325
Series 2022-B, Class A2, 5.59%, 08/16/2032 (B)	109,995	110,058
Taco Bell Funding LLC
Series 2021-1A, Class A23, 2.54%, 08/25/2051 (B)	451,840	370,021
THL Credit Wind River CLO Ltd.
Series 2019-1A, Class AR, 3-Month Term SOFR + 1.42%, 6.75% (C), 07/20/2034 (B)	314,000	314,409
Upstart Securitization Trust
Series 2022-1, Class A, 3.12%, 03/20/2032 (B)	98,064	97,603
Series 2022-2, Class A, 4.37%, 05/20/2032 (B)	4,174	4,170
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2, 1.65%, 09/15/2045 (B)	925,000	876,045
Series 2021-1A, Class A2, 2.17%, 10/15/2046 (B)	1,953,558	1,794,986
Vantage Data Centers LLC
Series 2020-2A, Class A2, 1.99%, 09/15/2045 (B)	596,000	529,391

	Principal	Value

ASSET-BACKED SECURITIES (continued)
VCAT LLC
Series 2021-NPL1, Class A1, 5.29% (C), 12/26/2050 (B)	$54,908	$54,629
Wendy’s Funding LLC
Series 2021-1A, Class A2II, 2.78%, 06/15/2051 (B)	357,929	298,949
Westgate Resorts LLC
Series 2022-1A, Class A, 1.79%, 08/20/2036 (B)	114,907	110,336

Total Asset-Backed Securities (Cost $41,258,741)		41,020,409

LOAN ASSIGNMENT - 0.1%
Ground Transportation - 0.1%
Genesee & Wyoming, Inc. Term Loan B, 3-Month Term SOFR + 2.00%, 7.33% (C), 04/10/2031	1,385,620	1,383,902

Total Loan Assignment (Cost $1,383,896)		1,383,902

	Shares	Value

OTHER INVESTMENT COMPANY - 2.6%
Securities Lending Collateral - 2.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (H)	24,891,828	24,891,828

Total Other Investment Company (Cost $24,891,828)		24,891,828

	Principal	Value

REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 2.50% (H), dated 06/28/2024, to be repurchased at $19,745,391 on 07/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 03/31/2026, and with a value of $20,136,275.	$19,741,279	19,741,279

Total Repurchase Agreement (Cost $19,741,279)		19,741,279

Total Investments (Cost $768,018,056)		998,648,978

Net Other Assets (Liabilities) - (4.1)%		(39,655,161)

Net Assets - 100.0%		$958,993,817

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value

ASSETS
Investments
Common Stocks	$576,531,887	$—	$—	$576,531,887
Corporate Debt Securities	—	128,997,828	—	128,997,828
U.S. Government Agency Obligations	—	103,177,244	—	103,177,244
Mortgage-Backed Securities	—	52,492,738	—	52,492,738
U.S. Government Obligations	—	50,411,863	—	50,411,863
Asset-Backed Securities	—	41,020,409	—	41,020,409
Loan Assignment	—	1,383,902	—	1,383,902
Other Investment Company	24,891,828	—	—	24,891,828
Repurchase Agreement	—	19,741,279	—	19,741,279

Total Investments	$601,423,715	$397,225,263	$—	$998,648,978

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the total value of 144A securities is $148,769,202, representing 15.5% of the Portfolio’s net assets.

(C)

Floating or variable rate security. The rate disclosed is as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)

All or a portion of the security is on loan. The total value of the securities on loan is $24,382,910, collateralized by cash collateral of $24,891,828. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)

When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(H)	Rate disclosed reflects the yield at June 30, 2024.
(I)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):

CLO	Collateralized Loan Obligation
EURIBOR	Euro Interbank Offer Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Balanced VP

STATEMENT OF ASSETS AND LIABILITIES At June 30, 2024 (unaudited)	STATEMENT OF OPERATIONS For the period ended June 30, 2024 (unaudited)

Assets:
Investments, at value (cost $748,276,777) (including securities loaned of $24,382,910)	$978,907,699
Repurchase agreement, at value (cost $19,741,279)	19,741,279
Cash	505,124
Receivables and other assets:
Investments sold	3,235,406
When-issued, delayed-delivery, forward and TBA commitments sold	691,629
Net income from securities lending	9,697
Shares of beneficial interest sold	145,439
Dividends	212,965
Interest	2,879,836
Prepaid expenses	3,867

Total assets	1,006,332,941

Liabilities:
Cash collateral received upon return of:
Securities on loan	24,891,828
Payables and other liabilities:
Investments purchased	3,351,249
When-issued, delayed-delivery, forward and TBA commitments purchased	17,470,739
Shares of beneficial interest redeemed	772,800
Investment management fees	505,153
Distribution and service fees	180,970
Transfer agent costs	919
Trustee and CCO fees	2,564
Audit and tax fees	21,657
Custody fees	66,439
Legal fees	18,918
Printing and shareholder reports fees	39,599
Other accrued expenses	16,289

Total liabilities	47,339,124

Net assets	$958,993,817

Net assets consist of:
Capital stock ($0.01 par value)	$547,226
Additional paid-in capital	641,933,165
Total distributable earnings (accumulated losses)	316,513,426

Net assets	$958,993,817

Net assets by class:
Initial Class	$15,981,546
Service Class	943,012,271

Shares outstanding:
Initial Class	893,169
Service Class	53,829,420

Net asset value and offering price per share:
Initial Class	$17.89
Service Class	17.52

Investment income:
Dividend income	$3,296,483
Interest income	9,267,280
Net income from securities lending	39,819

Total investment income	12,603,582

Expenses:
Investment management fees	3,229,967
Distribution and service fees:
Service Class	1,157,261
Transfer agent costs	5,349
Trustee and CCO fees	21,896
Audit and tax fees	21,469
Custody fees	66,255
Legal fees	37,297
Printing and shareholder reports fees	37,780
Other	25,108

Total expenses	4,602,382

Net investment income (loss)	8,001,200

Net realized gain (loss) on:
Investments	41,337,337

Net change in unrealized appreciation (depreciation) on:
Investments	41,983,299

Net realized and change in unrealized gain (loss)	83,320,636

Net increase (decrease) in net assets resulting from operations	$91,321,836

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$8,001,200	$15,929,430
Net realized gain (loss)	41,337,337	22,992,166
Net change in unrealized appreciation (depreciation)	41,983,299	92,656,198

Net increase (decrease) in net assets resulting from operations	91,321,836	131,577,794

Dividends and/or distributions to shareholders:
Initial Class	—	(597,794)
Service Class	—	(37,387,192)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(37,984,986)

Capital share transactions:
Proceeds from shares sold:
Initial Class	526,760	1,491,830
Service Class	11,486,647	16,789,925
	12,013,407	18,281,755
Dividends and/or distributions reinvested:
Initial Class	—	597,794
Service Class	—	37,387,192

	—	37,984,986
Cost of shares redeemed:
Initial Class	(760,997)	(1,241,005)
Service Class	(92,186,322)	(131,976,078)

	(92,947,319)	(133,217,083)

Net increase (decrease) in net assets resulting from capital share transactions	(80,933,912)	(76,950,342)

Net increase (decrease) in net assets	10,387,924	16,642,466

Net assets:
Beginning of period/year	948,605,893	931,963,427
End of period/year	$958,993,817	$948,605,893

Capital share transactions - shares:
Shares issued:
Initial Class	30,805	95,295
Service Class	688,893	1,115,587

	719,698	1,210,882
Shares reinvested:
Initial Class	—	38,642
Service Class	—	2,464,548

	—	2,503,190
Shares redeemed:
Initial Class	(44,551)	(79,955)
Service Class	(5,505,943)	(8,706,533)

	(5,550,494)	(8,786,488)

Net increase (decrease) in shares outstanding:
Initial Class	(13,746)	53,982
Service Class	(4,817,050)	(5,126,398)

	(4,830,796)	(5,072,416)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period/year	$16.24		$14.70	$20.24	$18.48	$17.08	$14.87

Investment operations:
Net investment income (loss)(A)	0.16		0.30	0.21	0.17	0.24	0.29
Net realized and unrealized gain (loss)	1.49		1.92	(3.46)	2.70	2.18	2.93

Total investment operations	1.65		2.22	(3.25)	2.87	2.42	3.22
Dividends and/or distributions to shareholders:
Net investment income	—		(0.22)	(0.20)	(0.27)	(0.30)	(0.27)
Net realized gains	—		(0.46)	(2.09)	(0.84)	(0.72)	(0.74)

Total dividends and/or distributions to shareholders	—		(0.68)	(2.29)	(1.11)	(1.02)	(1.01)

Net asset value, end of period/year	$17.89		$16.24	$14.70	$20.24	$18.48	$17.08

Total return	10.16	%(B)	15.24%	(16.51)%	15.71%	14.59%	22.08%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,982		$14,732	$12,537	$15,647	$14,443	$13,443
Expenses to average net assets	0.73	%(C)	0.74%	0.74%	0.75%	0.76%	0.76%
Net investment income (loss) to average net assets	1.95	%(C)	1.95%	1.24%	0.86%	1.41%	1.80%
Portfolio turnover rate	31	%(B)	80%	90%	65%	86%	87%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$15.92		$14.42	$19.89	$18.18	$16.82	$14.66

Investment operations:
Net investment income (loss)(A)	0.14		0.26	0.16	0.12	0.19	0.25
Net realized and unrealized gain (loss)	1.46		1.88	(3.39)	2.65	2.15	2.88

Total investment operations	1.60		2.14	(3.23)	2.77	2.34	3.13
Dividends and/or distributions to shareholders:
Net investment income	—		(0.18)	(0.15)	(0.22)	(0.26)	(0.23)
Net realized gains	—		(0.46)	(2.09)	(0.84)	(0.72)	(0.74)

Total dividends and/or distributions to shareholders	—		(0.64)	(2.24)	(1.06)	(0.98)	(0.97)

Net asset value, end of period/year	$17.52		$15.92	$14.42	$19.89	$18.18	$16.82

Total return	10.05	%(B)	15.01%	(16.77)%	15.44%	14.31%	21.77%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$943,012		$933,874	$919,426	$1,264,435	$1,207,852	$1,111,765
Expenses to average net assets	0.98	%(C)	0.99%	0.99%	1.00%	1.01%	1.01%
Net investment income (loss) to average net assets	1.70	%(C)	1.69%	0.98%	0.61%	1.16%	1.56%
Portfolio turnover rate	31	%(B)	80%	90%	65%	86%	87%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Janus Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2024, commissions recaptured are $8.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2024, if any, are identified within the Schedule of Investments.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2024, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total

Securities Lending Transactions
Corporate Debt Securities	$2,865,236	$—	$—	$—	$2,865,236

U.S. Government Obligations	22,026,592	—	—	—	22,026,592

Total Securities Lending Transactions	$24,891,828	$—	$—	$—	$24,891,828

Total Borrowings	$24,891,828	$—	$—	$—	$24,891,828

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect. The Portfolio’s balance between equity and debt securities limits its potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK FACTORS (continued)

types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate

First $250 million	0.735%
Over $250 million up to $500 million	0.705
Over $500 million up to $1 billion	0.650
Over $1 billion	0.630

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through

Effective May 1, 2024
Initial Class	0.79%	May 1, 2025
Service Class	1.04	May 1, 2025
Prior to May 1, 2024
Initial Class	0.81
Service Class	1.05

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate

Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government

$ 145,297,097	$ 143,776,901	$173,890,497	$174,314,441

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)

$ 768,018,056	$ 244,896,165	$ (14,265,243)	$ 230,630,922

10. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Janus Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Janus Henderson Investors US LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value

COMMON STOCKS - 99.0%

Aerospace & Defense - 1.7%
L3 Harris Technologies, Inc.	65,525	$14,715,605

Biotechnology - 2.8%
Argenx SE, ADR (A)	16,133	6,937,835
Ascendis Pharma AS, ADR (A)	43,932	5,991,446
GRAIL, Inc. (A)	1	13
Sarepta Therapeutics, Inc. (A)	39,392	6,223,936
Vaxcyte, Inc. (A)	78,829	5,952,378

		25,105,608

Capital Markets - 3.0%
Cboe Global Markets, Inc.	28,064	4,772,564
Charles Schwab Corp.	108,618	8,004,060
LPL Financial Holdings, Inc.	47,600	13,294,680

		26,071,304

Chemicals - 1.3%
Corteva, Inc.	208,193	11,229,930

Commercial Services & Supplies - 5.1%
Cimpress PLC (A)	81,767	7,163,607
Clean Harbors, Inc. (A)	38,993	8,818,267
RB Global, Inc.	112,975	8,626,771
Rentokil Initial PLC (B)	845,487	11,589,229
Veralto Corp.	96,061	9,170,943

		45,368,817

Construction & Engineering - 0.8%
API Group Corp. (A)	196,435	7,391,849

Consumer Staples Distribution & Retail - 0.6%
Dollar Tree, Inc. (A)	54,251	5,792,379

Electric Utilities - 1.9%
Alliant Energy Corp.	322,782	16,429,604

Electrical Equipment - 1.7%
Sensata Technologies Holding PLC	402,973	15,067,160

Electronic Equipment, Instruments & Components - 4.9%
Flex Ltd. (A)	659,840	19,458,682
TE Connectivity Ltd.	40,612	6,109,263
Teledyne Technologies, Inc. (A)	45,396	17,612,740

		43,180,685

Entertainment - 2.2%
Liberty Media Corp. - Liberty Formula One, Class C (A)	238,852	17,159,128
Liberty Media Corp. - Liberty Formula One, Class A (A)	30,533	1,961,134

		19,120,262

Financial Services - 4.1%
Fidelity National Information Services, Inc.	111,387	8,394,124
Global Payments, Inc.	57,019	5,513,737
WEX, Inc. (A)	126,120	22,340,897

		36,248,758

	Shares	Value

COMMON STOCKS (continued)

Ground Transportation - 3.3%
JB Hunt Transport Services, Inc.	110,509	$17,681,440
TFI International, Inc. (B)	79,806	11,584,639

		29,266,079

Health Care Equipment & Supplies - 9.6%
Boston Scientific Corp. (A)	442,351	34,065,451
Cooper Cos., Inc.	86,733	7,571,791
Dentsply Sirona, Inc.	201,970	5,031,073
ICU Medical, Inc. (A)	58,422	6,937,612
STERIS PLC	31,745	6,969,297
Teleflex, Inc.	114,485	24,079,630

		84,654,854

Hotels, Restaurants & Leisure - 2.5%
Aramark	359,641	12,234,987
DoorDash, Inc., Class A (A)	50,403	5,482,838
Entain PLC	523,365	4,167,988

		21,885,813

Insurance - 5.8%
Intact Financial Corp.	150,423	25,070,683
Ryan Specialty Holdings, Inc.	103,195	5,976,023
W.R. Berkley Corp.	251,048	19,727,352

		50,774,058

Interactive Media & Services - 0.4%
Ziff Davis, Inc. (A)	57,548	3,168,017

IT Services - 5.9%
Amdocs Ltd.	217,943	17,200,062
GoDaddy, Inc., Class A (A)	250,393	34,982,406

		52,182,468

Life Sciences Tools & Services - 4.8%
Avantor, Inc. (A)	487,562	10,336,314
Illumina, Inc. (A)	33,362	3,482,325
Revvity, Inc.	187,324	19,642,795
Waters Corp. (A)	30,781	8,930,184

		42,391,618

Machinery - 4.6%
Fortive Corp.	176,302	13,063,978
Ingersoll Rand, Inc.	132,289	12,017,133
Westinghouse Air Brake Technologies Corp.	96,391	15,234,598

		40,315,709

Multi-Utilities - 2.3%
Ameren Corp.	146,724	10,433,544
DTE Energy Co.	88,541	9,828,936

		20,262,480

Passenger Airlines - 1.2%
Ryanair Holdings PLC, ADR	91,372	10,639,356

Pharmaceuticals - 0.4%
Catalent, Inc. (A)	62,335	3,505,097

Professional Services - 6.3%
Broadridge Financial Solutions, Inc., ADR	78,686	15,501,142
Dayforce, Inc. (A)	168,285	8,346,936

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value

COMMON STOCKS (continued)
Professional Services (continued)
SS&C Technologies Holdings, Inc.	366,644	$22,977,580
TransUnion	90,167	6,686,785
UL Solutions, Inc., Class A	44,639	1,883,319

		55,395,762

Semiconductors & Semiconductor Equipment - 7.6%
KLA Corp.	12,871	10,612,268
Lam Research Corp.	5,540	5,899,269
Microchip Technology, Inc.	103,248	9,447,192
NXP Semiconductors NV	83,522	22,474,935
ON Semiconductor Corp. (A)	267,178	18,315,052

		66,748,716

Software - 6.9%
AppLovin Corp., Class A (A)	54,962	4,573,937
Constellation Software, Inc.	15,653	45,102,334
Dynatrace, Inc. (A)	103,124	4,613,768
Nice Ltd., ADR (A)(B)	19,001	3,267,602
Topicus.com, Inc.	40,691	3,480,024

		61,037,665

Specialized REITs - 1.4%
Lamar Advertising Co., Class A	102,544	12,257,084

Specialty Retail - 2.7%
Burlington Stores, Inc. (A)	32,171	7,721,040
CarMax, Inc. (A)	158,228	11,604,442
Wayfair, Inc., Class A (A)(B)	79,414	4,187,500

		23,512,982

Textiles, Apparel & Luxury Goods - 1.2%
Gildan Activewear, Inc. (B)	286,317	10,857,141

Trading Companies & Distributors - 2.0%
Ferguson PLC	89,627	17,356,269

Total Common Stocks (Cost $736,664,173)		871,933,129

	Shares	Value

WARRANT - 0.0% (C)
Software - 0.0% (C)
Constellation Software, Inc., (A)(D)(E) Exercise Price CAD 0, Expiration Date 03/31/2040	18,616	$ 1

Total Warrant (Cost $0)		1

OTHER INVESTMENT COMPANY - 2.6%
Securities Lending Collateral - 2.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (F)	22,888,584	22,888,584

Total Other Investment Company (Cost $22,888,584)		22,888,584

	Principal	Value

REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 2.50% (F), dated 06/28/2024, to be repurchased at $11,347,191 on 07/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 03/31/2026, and with a value of $11,571,835.	$11,344,828	11,344,828

Total Repurchase Agreement (Cost $11,344,828)		11,344,828

Total Investments (Cost $770,897,585)		906,166,542

Net Other Assets (Liabilities) - (2.9)%		(25,356,512)

Net Assets - 100.0%		$880,810,030

INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value

ASSETS
Investments
Common Stocks	$864,465,993	$7,467,136	$—	$871,933,129
Warrant	—	—	1	1
Other Investment Company	22,888,584	—	—	22,888,584
Repurchase Agreement	—	11,344,828	—	11,344,828

Total Investments	$887,354,577	$18,811,964	$1	$906,166,542

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of the securities on loan is $26,853,576, collateralized by cash collateral of $22,888,584 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,536,737. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Security is Level 3 of the fair value hierarchy.
(E)	Fair valued as determined in good faith in accordance with TAM’s procedures. At June 30, 2024, the total value of the securities is $1, representing less than 0.1% of the Portfolio’s net assets.
(F)	Rate disclosed reflects the yield at June 30, 2024.
(G)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Level 3 securities were not considered significant to the Portfolio.

CURRENCY ABBREVIATION(S):

CAD	Canadian Dollar

PORTFOLIO ABBREVIATION(S):

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Mid-Cap Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Investments, at value (cost $759,552,757) (including securities loaned of $26,853,576)	$894,821,714
Repurchase agreement, at value (cost $11,344,828)	11,344,828
Foreign currency, at value (cost $115,462)	115,538
Receivables and other assets:
Investments sold	443,562
Net income from securities lending	4,054
Shares of beneficial interest sold	16,914
Dividends	621,550
Interest	2,364
Prepaid expenses	4,090

Total assets	907,374,614

Liabilities:
Cash collateral received upon return of:
Securities on loan	22,888,584
Payables and other liabilities:
Investments purchased	2,344,001
Shares of beneficial interest redeemed	393,628
Due to custodian	128,280
Investment management fees	546,243
Distribution and service fees	41,429
Transfer agent costs	1,061
Trustee and CCO fees	3,416
Audit and tax fees	15,159
Custody fees	41,017
Legal fees	19,165
Printing and shareholder reports fees	125,632
Other accrued expenses	16,969

Total liabilities	26,564,584

Net assets	$880,810,030

Net assets consist of:
Capital stock ($0.01 par value)	$280,989
Additional paid-in capital	618,240,225

Total distributable earnings (accumulated losses)	262,288,816

Net assets	$880,810,030

Net assets by class:
Initial Class	$664,460,532
Service Class	216,349,498

Shares outstanding:
Initial Class	20,684,146
Service Class	7,414,752

Net asset value and offering price per share:
Initial Class	$32.12
Service Class	29.18

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income	$4,306,036
Interest income	231,913
Net income from securities lending	26,253
Withholding taxes on foreign income	(121,358)

Total investment income	4,442,844

Expenses:
Investment management fees	3,711,775
Distribution and service fees:
Service Class	268,373
Transfer agent costs	5,547
Trustee and CCO fees	22,315
Audit and tax fees	14,895
Custody fees	41,018
Legal fees	38,435
Printing and shareholder reports fees	120,638
Other	28,259

Total expenses	4,251,255

Net investment income (loss)	191,589

Net realized gain (loss) on:
Investments	71,968,751
Foreign currency transactions	1,152

Net realized gain (loss)	71,969,903

Net change in unrealized appreciation (depreciation) on:
Investments	(21,198,258)
Translation of assets and liabilities denominated in foreign currencies	350

Net change in unrealized appreciation (depreciation)	(21,197,908)

Net realized and change in unrealized gain (loss)	50,771,995

Net increase (decrease) in net assets resulting from operations	$50,963,584

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Mid-Cap Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$191,589	$909,433
Net realized gain (loss)	71,969,903	54,985,972
Net change in unrealized appreciation (depreciation)	(21,197,908)	95,139,479

Net increase (decrease) in net assets resulting from operations	50,963,584	151,034,884

Dividends and/or distributions to shareholders:
Initial Class	—	(133,285,810)
Service Class	—	(37,893,515)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(171,179,325)

Capital share transactions:
Proceeds from shares sold:
Initial Class	3,793,749	46,620,393
Service Class	6,490,204	10,067,230
	10,283,953	56,687,623
Dividends and/or distributions reinvested:
Initial Class	—	133,285,810
Service Class	—	37,893,515

	—	171,179,325
Cost of shares redeemed:
Initial Class	(183,433,354)	(77,814,501)
Service Class	(14,090,028)	(24,962,824)

	(197,523,382)	(102,777,325)

Net increase (decrease) in net assets resulting from capital share transactions	(187,239,429)	125,089,623

Net increase (decrease) in net assets	(136,275,845)	104,945,182

Net assets:
Beginning of period/year	1,017,085,875	912,140,693
End of period/year	$880,810,030	$1,017,085,875

Capital share transactions - shares:
Shares issued:
Initial Class	118,718	1,356,878
Service Class	223,675	344,014

	342,393	1,700,892
Shares reinvested:
Initial Class	—	4,580,268
Service Class	—	1,431,024

	—	6,011,292
Shares redeemed:
Initial Class	(5,765,752)	(2,365,869)
Service Class	(486,068)	(835,710)

	(6,251,820)	(3,201,579)
Net increase (decrease) in shares outstanding:
Initial Class	(5,647,034)	3,571,277
Service Class	(262,393)	939,328

	(5,909,427)	4,510,605

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Mid-Cap Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022		December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period/year	$30.53		$31.45	$44.53		$43.28	$39.58	$30.58

Investment operations:
Net investment income (loss)(A)	0.01		0.05	(0.00	)(B)	(0.01)	0.02	0.03
Net realized and unrealized gain (loss)	1.58		5.02	(7.20)		7.25	6.95	11.04

Total investment operations	1.59		5.07	(7.20)		7.24	6.97	11.07

Dividends and/or distributions to shareholders:
Net investment income	—		—	—		(0.13)	(0.09)	(0.03)
Net realized gains	—		(5.99)	(5.88)		(5.86)	(3.18)	(2.04)

Total dividends and/or distributions to shareholders	—		(5.99)	(5.88)		(5.99)	(3.27)	(2.07)

Net asset value, end of period/year	$32.12		$30.53	$31.45		$44.53	$43.28	$39.58

Total return	5.21	%(C)	17.04%	(16.72)%		17.30%	19.20%	36.71%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$664,461		$803,925	$715,712		$1,160,263	$870,326	$983,244
Expenses to average net assets	0.85	%(D)	0.86%	0.81%		0.82%	0.83%	0.83%
Net investment income (loss) to average net assets	0.09	%(D)	0.15%	(0.00	)%(E)	(0.03)%	0.06%	0.09%
Portfolio turnover rate	6	%(C)	14%	17%		25%	15%	10%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.
(E)	Rounds to less than 0.01% or (0.01)%.

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$27.77		$29.15	$41.87	$41.04	$37.71	$29.27

Investment operations:
Net investment income (loss)(A)	(0.02)		(0.03)	(0.08)	(0.07)	(0.07)	(0.06)
Net realized and unrealized gain (loss)	1.43		4.64	(6.76)	6.80	6.59	10.54

Total investment operations	1.41		4.61	(6.84)	6.73	6.52	10.48

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	(0.04)	(0.01)	—
Net realized gains	—		(5.99)	(5.88)	(5.86)	(3.18)	(2.04)

Total dividends and/or distributions to shareholders	—		(5.99)	(5.88)	(5.90)	(3.19)	(2.04)

Net asset value, end of period/year	$29.18		$27.77	$29.15	$41.87	$41.04	$37.71

Total return	5.08	%(B)	16.80%	(16.93)%	16.99%	18.93%	36.33%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$216,349		$213,161	$196,429	$271,568	$247,889	$196,136
Expenses to average net assets	1.10	%(C)	1.11%	1.06%	1.07%	1.08%	1.08%
Net investment income (loss) to average net assets	(0.14	)%(C)	(0.10)%	(0.24)%	(0.16)%	(0.20)%	(0.16)%
Portfolio turnover rate	6	%(B)	14%	17%	25%	15%	10%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Janus Mid-Cap Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2024 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2024, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

	Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total

Securities Lending Transactions
Common Stocks	$22,888,584	$—	$—	$—	$22,888,584

Total Borrowings	$22,888,584	$—	$—	$—	$22,888,584

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK FACTORS (continued)

Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Medium capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the Portfolio managers believe appropriate and may offer greater potential for losses.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate

First $500 million	0.805%
Over $500 million up to $1 billion	0.770
Over $1 billion	0.750

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through

Initial Class	0.88%	May 1, 2025
Service Class	1.13	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate

Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 58,593,639	$ —	$ 234,596,933	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)

$ 770,897,585	$ 207,631,467	$ (72,362,510)	$ 135,268,957

10. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Mid-Cap Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Janus Mid-Cap Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Janus Henderson Investors US LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Mid-Cap Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-year period, in line with the median for the past 5-year period and below the median for the past 1- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 3-year period and below the benchmark for the past 1-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2016 pursuant to its current investment objective and investment strategies.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Janus Mid-Cap Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica JPMorgan Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 97.9%
International Alternative Fund - 1.1%
Transamerica Unconstrained Bond (A)	981,249	$8,585,927

International Equity Funds - 6.7%
Transamerica BlackRock Real Estate Securities VP (A)	233,093	2,184,085
Transamerica Emerging Markets Opportunities (A)	1,431,895	11,397,886
Transamerica International Equity (A)	439,600	9,178,845
Transamerica International Focus (A)	2,094,523	17,342,650
Transamerica International Small Cap Value (A)	949,788	14,218,318

		54,321,784

International Mixed Allocation Fund - 23.1%
Transamerica Aegon Bond VP (A)	19,428,388	188,066,796

U.S. Equity Funds - 25.4%
Transamerica Janus Mid-Cap Growth VP (A)	2,897	93,048
Transamerica JPMorgan Enhanced Index VP (A)	1,267,658	35,190,197
Transamerica Large Cap Value (A)	3,614,533	50,639,610
Transamerica Mid Cap Growth (A)(B)	209,687	1,937,505
Transamerica Mid Cap Value Opportunities (A)	859	9,437
Transamerica Small Cap Value (A)	54,629	310,840
Transamerica T. Rowe Price Small Cap VP (A)	19,070	233,613
Transamerica WMC US Growth VP (A)	2,757,257	117,679,714

		206,093,964

U.S. Fixed Income Funds - 41.6%
Transamerica Core Bond (A)	25,929,255	220,657,956

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Floating Rate (A)	947,689	$8,567,107
Transamerica High Yield Bond (A)	8,244,513	66,120,997
Transamerica Long Credit (A)	4,512,542	42,733,776

		338,079,836

Total Investment Companies (Cost $786,316,017)		795,148,307

	Principal	Value

U.S. GOVERNMENT OBLIGATION - 1.4%
U.S. Treasury - 1.4%
U.S. Treasury Notes
4.13%, 01/31/2025 (C)	$11,359,400	11,280,417

Total U.S. Government Obligation (Cost $11,298,548)		11,280,417

REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 2.50% (D), dated 06/28/2024, to be repurchased at $6,058,315 on 07/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 03/31/2026, and with a value of $6,178,340.	6,057,053	6,057,053

Total Repurchase Agreement (Cost $6,057,053)		6,057,053

Total Investments (Cost $803,671,618)		812,485,777

Net Other Assets (Liabilities) - (0.0)% (E)		(228,097)

Net Assets - 100.0%		$812,257,680

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	571	09/30/2024	$60,460,227	$60,856,109	$395,882	$—
10-Year Canada Government Bonds	371	09/18/2024	32,357,404	32,561,653	204,249	—
E-Mini Russell 2000® Index	97	09/20/2024	9,843,664	10,015,250	171,586	—
Euro-BTP Italy Government Bonds	351	09/06/2024	43,958,556	43,337,928	—	(620,628)
MSCI EAFE Mini Index	170	09/20/2024	19,721,202	19,917,200	195,998	—
MSCI Emerging Markets Index	666	09/20/2024	36,175,355	36,237,060	61,705	—
S&P 500® E-Mini Index	111	09/20/2024	30,539,389	30,644,325	104,936	—
S&P/TSX 60 Index	32	09/19/2024	6,071,456	6,130,770	59,314	—
U.K. Gilt	214	09/26/2024	26,214,761	26,394,371	179,610	—
Total					$1,373,280		$(620,628)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	(357)	09/30/2024	$(72,718,530)	$(72,906,094)	$—	$(187,564)
10-Year U.S. Treasury Notes	(390)	09/19/2024	(42,640,196)	(42,893,906)	—	(253,710)
10-Year U.S. Treasury Ultra Notes	(273)	09/19/2024	(30,699,130)	(30,994,031)	—	(294,901)
CAD Currency	(252)	09/17/2024	(18,405,826)	(18,446,400)	—	(40,574)
EURO STOXX 50® Index	(251)	09/20/2024	(13,117,340)	(13,241,510)	—	(124,170)
German Euro Bund	(246)	09/06/2024	(34,320,906)	(34,675,791)	—	(354,885)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

FUTURES CONTRACTS (continued):

Short Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
JPY Currency	(202)	09/16/2024	$(16,286,373)	$(15,888,562)	$397,811	$—
TOPIX Index	(14)	09/12/2024	(2,362,450)	(2,445,584)	—	(83,134)
U.S. Treasury Ultra Bonds	(62)	09/19/2024	(7,685,442)	(7,771,313)	—	(85,871)

Total					$397,811	$(1,424,809)

Total Futures Contracts					$1,771,091	$(2,045,437)

INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$795,148,307	$—	$—	$795,148,307
U.S. Government Obligation	—	11,280,417	—	11,280,417
Repurchase Agreement	—	6,057,053	—	6,057,053

Total Investments	$795,148,307	$17,337,470	$—	$812,485,777

Other Financial Instruments
Futures Contracts (G)	$1,771,091	$—	$—	$1,771,091

Total Other Financial Instruments	$1,771,091	$—	$—	$1,771,091

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(2,045,437)	$—	$—	$(2,045,437)

Total Other Financial Instruments	$(2,045,437)	$—	$—	$(2,045,437)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Affiliated investment in the Class I2 shares of funds within Transamerica Funds and/or affiliated investment in the Initial Class shares of funds within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2024	Shares as of June 30, 2024	Dividend Income	Net Capital Gain Distributions

Transamerica Aegon Bond VP	$188,066,796	$—	$—	$—	$—	$188,066,796	19,428,388	$—	$—

Transamerica BlackRock Real Estate Securities VP	2,265,667	—	—	—	(81,582)	2,184,085	233,093	—	—

Transamerica Core Bond	269,436,871	5,254,491	(47,556,908)	(10,490,525)	4,014,027	220,657,956	25,929,255	5,254,491	—

Transamerica Emerging Markets Opportunities	10,624,663	—	—	—	773,223	11,397,886	1,431,895	—	—

Transamerica Floating Rate	8,236,632	348,972	—	—	(18,497)	8,567,107	947,689	348,972	—

Transamerica High Yield Bond	67,270,065	2,107,519	(2,524,438)	27,073	(759,222)	66,120,997	8,244,513	2,107,518	—

Transamerica International Equity	10,972,697	—	(2,072,246)	354,218	(75,824)	9,178,845	439,600	—	—

Transamerica International Focus	15,696,962	12,561,960	(11,082,834)	415,516	(248,954)	17,342,650	2,094,523	—	—

Transamerica International Small Cap Value	13,429,994	—	—	—	788,324	14,218,318	949,788	—	—

Transamerica Janus Mid- Cap Growth VP	12,311,291	—	(12,733,466)	(1,647,824)	2,163,047	93,048	2,897	—	—

Transamerica JPMorgan Enhanced Index VP	27,132,089	3,692,900	—	—	4,365,208	35,190,197	1,267,658	—	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2024	Shares as of June 30, 2024	Dividend Income	Net Capital Gain Distributions

Transamerica Large Cap Value	$57,850,139	$301,552	$(12,556,080)	$656,859	$4,387,140	$50,639,610	3,614,533	$301,552	$—

Transamerica Long Credit	35,498,303	9,488,577	—	—	(2,253,104)	42,733,776	4,512,542	1,072,664	—

Transamerica Mid Cap Growth	16,447,839	—	(15,082,375)	(2,260,661)	2,832,702	1,937,505	209,687	—	—

Transamerica Mid Cap Value Opportunities	4,788,747	—	(4,840,774)	91,458	(29,994)	9,437	859	—	—

Transamerica Small Cap Value	307,016	—	—	—	3,824	310,840	54,629	—	—

Transamerica T. Rowe Price Small Cap VP	217,212	—	—	—	16,401	233,613	19,070	—	—

Transamerica TSW Mid Cap Value Opportunities VP	2,202,168	—	(2,268,316)	11,449	54,699	—	—	—	—

Transamerica Unconstrained Bond	25,792,394	709,993	(17,589,104)	65,304	(392,660)	8,585,927	981,249	709,993	—

Transamerica WMC US Growth VP	72,248,316	28,936,031	—	—	16,495,367	117,679,714	2,757,257	—	—

Total	$840,795,861	$63,401,995	$(128,306,541)	$(12,777,133)	$32,034,125	$795,148,307	73,119,125	$9,795,190	$—

(B)	Non-income producing security.
(C)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $11,280,417.
(D)	Rate disclosed reflects the yield at June 30, 2024.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION(S):

CAD	Canadian Dollar
JPY	Japanese Yen

PORTFOLIO ABBREVIATION(S):

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Conservative VP

STATEMENT OF ASSETS AND LIABILITIES At June 30, 2024 (unaudited)	STATEMENT OF OPERATIONS For the period ended June 30, 2024 (unaudited)

Assets:
Affiliated investments, at value (cost $786,316,017)	$795,148,307
Unaffiliated investments, at value (cost $11,298,548)	11,280,417
Repurchase agreement, at value (cost $6,057,053)	6,057,053
Receivables and other assets:
Investments sold	909,400
Shares of beneficial interest sold	170
Dividends from affiliated investments	1,383,627
Interest	194,356
Variation margin receivable on futures contracts	53,331
Prepaid expenses	3,244

Total assets	815,029,905

Liabilities:
Payables and other liabilities:
Investments purchased	2,293,027
Shares of beneficial interest redeemed	150,926
Due to custodian	20,341
Investment management fees	76,585
Distribution and service fees	125,214
Transfer agent costs	918
Trustee and CCO fees	2,587
Audit and tax fees	15,173
Custody fees	13,042
Legal fees	19,223
Printing and shareholder reports fees	38,181
Other accrued expenses	17,008

Total liabilities	2,772,225

Net assets	$812,257,680

Net assets consist of:
Capital stock ($0.01 par value)	$925,573
Additional paid-in capital	892,762,232
Total distributable earnings (accumulated losses)	(81,430,125)

Net assets	$812,257,680

Net assets by class:
Initial Class	$161,597,294
Service Class	650,660,386

Shares outstanding:
Initial Class	18,178,929
Service Class	74,378,374

Net asset value and offering price per share:
Initial Class	$8.89

Service Class	8.75

Investment income:
Dividend income from affiliated investments	$9,795,190
Interest income from unaffiliated investments	319,032

Total investment income	10,114,222

Expenses:
Investment management fees	499,247
Distribution and service fees:
Service Class	819,167
Transfer agent costs	4,750
Trustee and CCO fees	19,255
Audit and tax fees	15,032
Custody fees	14,577
Legal fees	34,763
Printing and shareholder reports fees	35,907
Other	31,051

Total expenses	1,473,749

Net investment income (loss)	8,640,473

Net realized gain (loss) on:
Affiliated investments	(12,777,133)
Unaffiliated investments	26,442
Futures contracts	3,212,826

Net realized gain (loss)	(9,537,865)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	32,034,125
Unaffiliated investments	(20,585)
Futures contracts	(6,515,778)
Translation of assets and liabilities denominated in foreign currencies	(8,328)

Net change in unrealized appreciation (depreciation)	25,489,434

Net realized and change in unrealized gain (loss)	15,951,569

Net increase (decrease) in net assets resulting from operations	$24,592,042

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$ 8,640,473	$ 19,375,168
Net realized gain (loss)	(9,537,865)	(61,997,294)
Net change in unrealized appreciation (depreciation)	25,489,434	99,103,822

Net increase (decrease) in net assets resulting from operations	24,592,042	56,481,696

Dividends and/or distributions to shareholders:
Initial Class	—	(3,796,460)
Service Class	—	(14,048,881)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(17,845,341)

Capital share transactions:
Proceeds from shares sold:
Initial Class	6,006,759	10,776,146
Service Class	3,208,671	7,397,039
	9,215,430	18,173,185
Dividends and/or distributions reinvested:
Initial Class	—	3,796,460
Service Class	—	14,048,881
	—	17,845,341
Cost of shares redeemed:
Initial Class	(14,417,572)	(26,700,322)
Service Class	(60,951,765)	(121,888,463)
	(75,369,337)	(148,588,785)

Net increase (decrease) in net assets resulting from capital share transactions	(66,153,907)	(112,570,259)

Net increase (decrease) in net assets	(41,561,865)	(73,933,904)

Net assets:
Beginning of period/year	853,819,545	927,753,449
End of period/year	$812,257,680	$ 853,819,545

Capital share transactions - shares:
Shares issued:
Initial Class	691,715	1,288,927
Service Class	373,832	891,637
	1,065,547	2,180,564
Shares reinvested:
Initial Class	—	462,419
Service Class	—	1,734,430
	—	2,196,849
Shares redeemed:
Initial Class	(1,653,626)	(3,229,698)
Service Class	(7,110,514)	(14,923,969)
	(8,764,140)	(18,153,667)
Net increase (decrease) in shares outstanding:
Initial Class	(961,911)	(1,478,352)
Service Class	(6,736,682)	(12,297,902)
	(7,698,593)	(13,776,254)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$8.62		$8.24	$11.50	$11.30	$10.66	$9.97

Investment operations:

Net investment income (loss)(A)	0.10		0.20	0.20	0.50	0.27	0.25

Net realized and unrealized gain (loss)	0.17		0.37	(1.93)	0.16	0.91	1.12

Total investment operations	0.27		0.57	(1.73)	0.66	1.18	1.37

Dividends and/or distributions to shareholders:

Net investment income	—		(0.19)	(0.58)	(0.28)	(0.27)	(0.28)

Net realized gains	—		—	(0.95)	(0.18)	(0.27)	(0.40)

Total dividends and/or distributions to shareholders	—		(0.19)	(1.53)	(0.46)	(0.54)	(0.68)

Net asset value, end of period/year	$8.89		$8.62	$8.24	$11.50	$11.30	$10.66

Total return	3.13	%(B)	7.05%	(15.35)%	5.90%	11.47%	13.90%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$161,597		$164,970	$169,834	$227,524	$252,776	$239,261

Expenses to average net assets(C)	0.16	%(D)	0.16%	0.15%	0.15%	0.15%	0.15%

Net investment income (loss) to average net assets	2.32	%(D)	2.42%	2.06%	4.36%	2.52%	2.39%

Portfolio turnover rate	7	%(B)	40%	24%	25%	30%	9%

(A)	Calculated based on average number of shares outstanding.

(B)	Not annualized.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

(D)	Annualized.

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$8.49		$8.11	$11.34	$11.15	$10.52	$9.85

Investment operations:

Net investment income (loss)(A)	0.09		0.18	0.17	0.47	0.23	0.22

Net realized and unrealized gain (loss)	0.17		0.37	(1.91)	0.16	0.91	1.10

Total investment operations	0.26		0.55	(1.74)	0.63	1.14	1.32

Dividends and/or distributions to shareholders:

Net investment income	—		(0.17)	(0.54)	(0.26)	(0.24)	(0.25)

Net realized gains	—		—	(0.95)	(0.18)	(0.27)	(0.40)

Total dividends and/or distributions to shareholders	—		(0.17)	(1.49)	(0.44)	(0.51)	(0.65)

Net asset value, end of period/year	$8.75		$8.49	$8.11	$11.34	$11.15	$10.52

Total return	3.06	%(B)	6.83%	(15.61)%	5.63%	11.25%	13.55%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$650,661		$688,850	$757,919	$1,039,178	$1,106,102	$1,119,128

Expenses to average net assets(C)	0.41	%(D)	0.41%	0.40%	0.40%	0.40%	0.40%

Net investment income (loss) to average net assets	2.07	%(D)	2.15%	1.80%	4.14%	2.25%	2.13%

Portfolio turnover rate	7	%(B)	40%	24%	25%	30%	9%

(A)	Calculated based on average number of shares outstanding.

(B)	Not annualized.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation - Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2024 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2024.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Futures contracts:
Total distributable earnings (accumulated losses) (A)(B)	$779,741	$397,811	$593,539	$—	$—	$1,771,091

Total	$779,741	$397,811	$593,539	$—	$—	$1,771,091

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Futures contracts:
Total distributable earnings (accumulated losses) (A)(B)	$(1,797,559)	$(40,574)	$(207,304)	$—	$—	$(2,045,437)

Total	$(1,797,559)	$(40,574)	$(207,304)	$—	$—	$(2,045,437)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)

Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2024.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Futures contracts	$(6,622,375)	$(1,151,453)	$10,986,654	$—	$—	$3,212,826

Total	$(6,622,375)	$(1,151,453)	$10,986,654	$—	$—	$3,212,826

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Futures contracts	$(1,479,905)	$(162,489)	$(4,873,384)	$—	$—	$(6,515,778)

Total	$(1,479,905)	$(162,489)	$(4,873,384)	$—	$—	$(6,515,778)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2024.

Futures contracts:
Average notional value of contracts — long	$303,138,378
Average notional value of contracts — short	(124,822,373)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.

Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.

Risk management framework risk: The Portfolio is subject to a multi-factor risk management framework that is intended to reduce equity exposure under certain market conditions. This framework may impose a maximum equity exposure limit for the Portfolio in response to individual asset class momentum signals and a portfolio level volatility signal. The framework is intended to improve the Portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the Portfolionot achieving its stated asset mix goal or may cause the Portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may result in periods of underperformance, may fail to protect against market declines, may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in rising markets, may increase transaction costs at the Portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the Portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK FACTORS (continued)

companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the Portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate

First $10 billion	0.1225%
Over $10 billion	0.1025

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through

Initial Class	0.20%	May 1, 2025
Service Class	0.45	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government

$ 53,606,804	$ 6,001,855	$ 128,345,636	$ 4,031,437

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)

$ 803,671,618	$ 33,813,682	$ (25,273,869)	$ 8,539,813

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation – Conservative VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica JPMorgan Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 98.0%
International Equity Funds - 15.1%
Transamerica BlackRock Real Estate Securities VP (A)	258,238	$2,419,691
Transamerica Emerging Markets Opportunities (A)	3,607,946	28,719,256
Transamerica International Equity (A)	1,982,895	41,402,850
Transamerica International Focus (A)	6,053,908	50,126,357
Transamerica International Small Cap Value (A)	2,378,584	35,607,399

		158,275,553

U.S. Equity Funds - 73.6%
Transamerica Janus Mid-Cap Growth VP (A)	245,555	7,887,222
Transamerica JPMorgan Enhanced Index VP (A)	14,958,325	415,243,090
Transamerica Large Cap Value (A)	8,567,943	120,036,887
Transamerica Mid Cap Growth (A)(B)	1,338,662	12,369,239
Transamerica Mid Cap Value Opportunities (A)	708,957	7,791,432
Transamerica Small Cap Value (A)	940,350	5,350,590
Transamerica T. Rowe Price Small Cap VP (A)	430,550	5,274,240
Transamerica WMC US Growth VP (A)	4,632,166	197,700,857

		771,653,557

U.S. Fixed Income Funds - 9.3%
Transamerica Aegon High Yield Bond VP (A)	9,972,200	69,506,235
Transamerica Floating Rate (A)	3,137,881	28,366,443

		97,872,678

Total Investment Companies (Cost $923,768,998)		1,027,801,788

	Principal	Value

U.S. GOVERNMENT OBLIGATION - 1.0%
U.S. Treasury - 1.0%
U.S. Treasury Notes
4.13%, 01/31/2025 (C)	$10,607,600	$10,533,844

Total U.S. Government Obligation (Cost $10,560,579)		10,533,844

REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 2.50% (D), dated 06/28/2024, to be repurchased at $8,456,431 on 07/01/2024. Collateralized by a U.S. Government Obligation, 3.75%, due 04/15/2026, and with a value of $8,623,944.	8,454,670	8,454,670

Total Repurchase Agreement (Cost $8,454,670)		8,454,670

Total Investments (Cost $942,784,247)		1,046,790,302

Net Other Assets (Liabilities) - 0.2%		1,575,331

Net Assets - 100.0%		$1,048,365,633

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation

E-Mini Russell 2000® Index	154	09/20/2024	$15,628,086	$15,900,500	$272,414	$—
MSCI EAFE Mini Index	690	09/20/2024	80,044,878	80,840,400	795,522	—
MSCI Emerging Markets Index	1,545	09/20/2024	83,963,716	84,063,450	99,734	—
S&P 500® E-Mini Index	55	09/20/2024	15,192,260	15,184,125	—	(8,135)
S&P/TSX 60 Index	120	09/19/2024	22,767,963	22,990,388	222,425	—

Total					$1,390,095	$(8,135)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation

5-Year U.S. Treasury Notes	(537)	09/30/2024	$(56,870,582)	$(57,232,453)	$—	$(361,871)
EURO STOXX 50® Index	(309)	09/20/2024	(16,148,440)	(16,301,301)	—	(152,861)
JPY Currency	(191)	09/16/2024	(15,399,491)	(15,023,344)	376,147	—
TOPIX Index	(17)	09/12/2024	(2,864,083)	(2,969,638)	—	(105,555)

Total					$376,147	$(620,287)

Total Futures Contracts					$1,766,242	$(628,422)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value

ASSETS
Investments
Investment Companies	$1,027,801,788	$—	$—	$1,027,801,788
U.S. Government Obligation	—	10,533,844	—	10,533,844
Repurchase Agreement	—	8,454,670	—	8,454,670

Total Investments	$1,027,801,788	$18,988,514	$—	$1,046,790,302

Other Financial Instruments
Futures Contracts (F)	$1,766,242	$—	$—	$1,766,242

Total Other Financial Instruments	$1,766,242	$—	$—	$1,766,242

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(628,422)	$—	$—	$(628,422)

Total Other Financial Instruments	$(628,422)	$—	$—	$(628,422)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Affiliated investment in the Class I2 shares of funds within Transamerica Funds and/or affiliated investment in the Initial Class shares of funds within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2024	Shares as of June 30, 2024	Dividend Income	Net Capital Gain Distributions

Transamerica Aegon High Yield Bond VP	$68,209,849	$—	$—	$—	$1,296,386	$69,506,235	9,972,200	$—	$—
Transamerica BlackRock Real Estate Securities VP	2,510,074	—	—	—	(90,383)	2,419,691	258,238	—	—
Transamerica Emerging Markets Opportunities	26,770,965	—	—	—	1,948,291	28,719,256	3,607,946	—	—
Transamerica Floating Rate	27,272,211	1,155,476	—	—	(61,244)	28,366,443	3,137,881	1,155,309	—
Transamerica International Equity	40,034,653	—	—	—	1,368,197	41,402,850	1,982,895	—	—
Transamerica International Focus	57,246,967	18,636,320	(27,037,070)	1,633,857	(353,717)	50,126,357	6,053,908	—	—
Transamerica International Small Cap Value	33,633,174	—	—	—	1,974,225	35,607,399	2,378,584	—	—
Transamerica Janus Mid-Cap Growth VP	21,705,456	—	(14,801,971)	(5,228,450)	6,212,187	7,887,222	245,555	—	—
Transamerica JPMorgan Enhanced Index VP	321,988,968	59,550,405	(20,276,120)	4,267,068	49,712,769	415,243,090	14,958,325	—	—
Transamerica Large Cap Value	119,906,141	3,727,445	(14,905,860)	3,322,985	7,986,176	120,036,887	8,567,943	714,803	—
Transamerica Mid Cap Growth	32,604,379	—	(21,239,625)	(5,427,117)	6,431,602	12,369,239	1,338,662	—	—
Transamerica Mid Cap Value Opportunities	19,065,600	—	(11,483,600)	199,697	9,735	7,791,432	708,957	—	—
Transamerica Small Cap Value	10,760,012	—	(5,368,157)	(277,706)	236,441	5,350,590	940,350	—	—
Transamerica T. Rowe Price Small Cap VP	20,441,633	—	(16,207,233)	(3,433,745)	4,473,585	5,274,240	430,550	—	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2024	Shares as of June 30, 2024	Dividend Income	Net Capital Gain Distributions

Transamerica TSW Mid Cap Value Opportunities VP	$11,795,284	$—	$(12,112,614)	$(1,641,743)	$1,959,073	$—	—	$—	$—
Transamerica WMC US Growth VP	138,704,885	29,765,166	—	—	29,230,806	197,700,857	4,632,166	—	—

Total	$952,650,251	$112,834,812	$(143,432,250)	$(6,585,154)	$112,334,129	$1,027,801,788	59,214,160	$1,870,112	$—

(B)	Non-income producing security.
(C)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $10,533,844.
(D)	Rate disclosed reflects the yield at June 30, 2024.
(E)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION(S):

JPY	Japanese Yen

PORTFOLIO ABBREVIATION(S):

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Affiliated investments, at value (cost $923,768,998)	$1,027,801,788
Unaffiliated investments, at value (cost $10,560,579)	10,533,844
Repurchase agreement, at value (cost $8,454,670)	8,454,670
Receivables and other assets:
Investments sold	2,235,900
Shares of beneficial interest sold	1,443
Dividends from affiliated investments	181,068
Interest	182,076
Variation margin receivable on futures contracts	1,915,264
Prepaid expenses	4,120

Total assets	1,051,310,173

Liabilities:
Foreign currency overdraft, at value (cost $0)	2,506
Payables and other liabilities:
Investments purchased	2,416,969
Shares of beneficial interest redeemed	259,276
Due to custodian	345
Investment management fees	98,028
Distribution and service fees	56,744
Transfer agent costs	730
Trustee and CCO fees	2,217
Audit and tax fees	15,652
Custody fees	12,150
Legal fees	16,717
Printing and shareholder reports fees	45,243
Other accrued expenses	17,963

Total liabilities	2,944,540

Net assets	$1,048,365,633

Net assets consist of:
Capital stock ($0.01 par value)	$912,368
Additional paid-in capital	919,985,905
Total distributable earnings (accumulated losses)	127,467,360

Net assets	$1,048,365,633

Net assets by class:
Initial Class	$751,718,179
Service Class	296,647,454

Shares outstanding:
Initial Class	65,089,628
Service Class	26,147,126

Net asset value and offering price per share:
Initial Class	$11.55
Service Class	11.35

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income from affiliated investments	$1,870,112
Interest income from unaffiliated investments	504,620
Total investment income	2,374,732

Expenses:
Investment management fees	614,845
Distribution and service fees:
Service Class	356,429
Transfer agent costs	5,501
Trustee and CCO fees	23,003
Audit and tax fees	15,485
Custody fees	15,211
Legal fees	36,592
Printing and shareholder reports fees	43,701
Other	31,458

Total expenses	1,142,225

Net investment income (loss)	1,232,507

Net realized gain (loss) on:
Affiliated investments	(6,585,154)
Unaffiliated investments	(17,555)
Futures contracts	12,884,136

Net realized gain (loss)	6,281,427

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	112,334,129
Unaffiliated investments	(28,639)
Futures contracts	(10,032,184)
Translation of assets and liabilities denominated in foreign currencies	(51,972)

Net change in unrealized appreciation (depreciation)	102,221,334

Net realized and change in unrealized gain (loss)	108,502,761

Net increase (decrease) in net assets resulting from operations	$109,735,268

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$1,232,507	$13,319,876
Net realized gain (loss)	6,281,427	6,789,148
Net change in unrealized appreciation (depreciation)	102,221,334	150,578,722

Net increase (decrease) in net assets resulting from operations	109,735,268	170,687,746

Dividends and/or distributions to shareholders:
Initial Class	—	(20,562,006)
Service Class	—	(7,608,639)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(28,170,645)

Capital share transactions:
Proceeds from shares sold:
Initial Class	4,666,093	8,340,738
Service Class	9,248,363	10,898,218
	13,914,456	19,238,956
Dividends and/or distributions reinvested:
Initial Class	—	20,562,006
Service Class	—	7,608,639
	—	28,170,645
Cost of shares redeemed:
Initial Class	(36,158,380)	(51,424,779)
Service Class	(21,437,075)	(31,178,385)

	(57,595,455)	(82,603,164)

Net increase (decrease) in net assets resulting from capital share transactions	(43,680,999)	(35,193,563)

Net increase (decrease) in net assets	66,054,269	107,323,538

Net assets:
Beginning of period/year	982,311,364	874,987,826
End of period/year	$1,048,365,633	$982,311,364

Capital share transactions - shares:
Shares issued:
Initial Class	431,799	883,176
Service Class	852,884	1,160,121
	1,284,683	2,043,297
Shares reinvested:
Initial Class	—	2,128,572
Service Class	—	800,067
	—	2,928,639
Shares redeemed:
Initial Class	(3,303,114)	(5,403,905)
Service Class	(1,969,626)	(3,350,694)
	(5,272,740)	(8,754,599)
Net increase (decrease) in shares outstanding:
Initial Class	(2,871,315)	(2,392,157)
Service Class	(1,116,742)	(1,390,506)
	(3,988,057)	(3,782,663)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class

	June 30, 2024 (unaudited)		December 31, 2023		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$10.36		$8.88		$15.70	$14.19	$12.54	$11.19

Investment operations:
Net investment income (loss)(A)	0.02		0.15		0.19	0.73	0.26	0.21
Net realized and unrealized gain (loss)	1.17		1.64		(3.59)	2.03	2.61	2.54
Total investment operations	1.19		1.79		(3.40)	2.76	2.87	2.75

Dividends and/or distributions to shareholders:
Net investment income	—		(0.17)		(0.79)	(0.27)	(0.21)	(0.22)
Net realized gains	—		(0.14)		(2.63)	(0.98)	(1.01)	(1.18)
Total dividends and/or distributions to shareholders	—		(0.31)		(3.42)	(1.25)	(1.22)	(1.40)

Net asset value, end of period/year	$11.55		$10.36		$8.88	$15.70	$14.19	$12.54

Total return	11.49	%(B)	20.34%		(22.57)%	19.64%	24.74%	26.05%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$751,719		$704,377		$624,660	$862,525	$830,510	$721,535
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.16	%(D)	0.17%		0.15%	0.15%	0.16%	0.15%
Including waiver and/or reimbursement and recapture	0.16	%(D)	0.17	%(E)	0.15%	0.15%	0.16%	0.15%
Net investment income (loss) to average net assets	0.32	%(D)	1.52%		1.64%	4.68%	2.17%	1.74%
Portfolio turnover rate	12	%(B)	45%		13%	22%	49%	12%

(A)	Calculated based on average number of shares outstanding.

(B)	Not annualized.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

(D)	Annualized.

(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$10.19		$8.74		$15.50	$14.03	$12.42	$11.09

Investment operations:
Net investment income (loss)(A)	—	(B)	0.12		0.16	0.69	0.23	0.18
Net realized and unrealized gain (loss)	1.16		1.61		(3.55)	2.00	2.58	2.52
Total investment operations	1.16		1.73		(3.39)	2.69	2.81	2.70

Dividends and/or distributions to shareholders:
Net investment income	—		(0.14)		(0.74)	(0.24)	(0.19)	(0.19)
Net realized gains	—		(0.14)		(2.63)	(0.98)	(1.01)	(1.18)
Total dividends and/or distributions to shareholders	—		(0.28)		(3.37)	(1.22)	(1.20)	(1.37)

Net asset value, end of period/year	$11.35		$10.19		$8.74	$15.50	$14.03	$12.42

Total return	11.38	%(C)	20.00%		(22.74)%	19.35%	24.36%	25.86%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$296,647		$277,934		$250,328	$353,737	$330,772	$284,695
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.41	%(E)	0.42%		0.40%	0.40%	0.41%	0.40%
Including waiver and/or reimbursement and recapture	0.41	%(E)	0.42	%(F)	0.40%	0.40%	0.41%	0.40%
Net investment income (loss) to average net assets	0.07	%(E)	1.27%		1.38%	4.49%	1.93%	1.50%
Portfolio turnover rate	12	%(C)	45%		13%	22%	49%	12%

(A)	Calculated based on average number of shares outstanding.

(B)	Rounds to less than $0.01 or $(0.01).

(C)	Not annualized.

(D)	Does not include expenses of the underlying investments in which the Portfolio invests.

(E)	Annualized.

(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation - Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2024 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2024.

Asset Derivatives

Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Futures contracts:
Total distributable earnings (accumulated losses) (A)(B)	$ —	$ 376,147	$ 1,390,095	$ —	$ —	$ 1,766,242

Total	$ —	$ 376,147	$ 1,390,095	$ —	$ —	$ 1,766,242

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives

Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Futures contracts:
Total distributable earnings (accumulated losses) (A)(B)	$ (361,871)	$ —	$ (266,551)	$ —	$ —	$ (628,422)

Total	$ (361,871)	$ —	$ (266,551)	$ —	$ —	$ (628,422)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)

Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2024.

Realized Gain (Loss) on Derivative Instruments

Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Futures contracts	$ (253,256)	$ (1,855,533)	$ 14,992,925	$ —	$ —	$ 12,884,136

Total	$ (253,256)	$ (1,855,533)	$ 14,992,925	$ —	$ —	$ 12,884,136

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments

Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Futures contracts	$ (361,871)	$ (503,140)	$ (9,167,173)	$ —	$ —	$ (10,032,184)

Total	$ (361,871)	$ (503,140)	$ (9,167,173)	$ —	$ —	$ (10,032,184)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2024.

Futures contracts:
Average notional value of contracts — long	$253,397,066
Average notional value of contracts — short	(53,254,142)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK FACTORS (continued)

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.20%	May 1, 2025
Service Class	0.45	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government

$ 110,964,534	$ 9,647,777	$ 143,432,250	$ 5,404,706

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 942,784,247	$ 117,471,653	$ (12,327,778)	$ 105,143,875

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation – Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 5- and 10-year periods and below the median for the past 3-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2024.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 98.3%
International Alternative Funds - 1.0%
Transamerica Global Allocation Liquidating Trust (A)(B)(C)(D)	11,961	$ 14,377
Transamerica Unconstrained Bond (B)	4,076,651	35,670,699

		35,685,076

International Equity Funds - 13.8%
Transamerica BlackRock Real Estate Securities VP (B)	936,498	8,774,988
Transamerica Emerging Markets Opportunities (B)	13,538,361	107,765,353
Transamerica International Equity (B)	5,642,974	117,825,290
Transamerica International Focus (B)	15,940,860	131,990,320
Transamerica International Small Cap Value (B)	7,322,383	109,616,075

		475,972,026

International Mixed Allocation Fund - 14.7%
Transamerica Aegon Bond VP (B)	52,202,517	505,320,367

U.S. Equity Funds - 52.7%
Transamerica Janus Mid-Cap Growth VP (B)	543,805	17,467,006
Transamerica JPMorgan Enhanced Index VP (B)	37,805,553	1,049,482,159
Transamerica Large Cap Value (B)	15,620,384	218,841,584
Transamerica Mid Cap Growth (A)(B)	3,363,491	31,078,656
Transamerica Mid Cap Value Opportunities (B)	1,556,489	17,105,810
Transamerica Small Cap Value (B)	1,520,267	8,650,320
Transamerica T. Rowe Price Small Cap VP (B)	717,102	8,784,500
Transamerica WMC US Growth VP (B)	10,802,791	461,063,112

		1,812,473,147

U.S. Fixed Income Funds - 16.1%
Transamerica Core Bond (B)	4,617,591	39,295,698

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Floating Rate (B)	3,820,757	$ 34,539,648
Transamerica High Yield Bond (B)	38,164,322	306,077,861
Transamerica Long Credit (B)	18,266,882	172,987,376

		552,900,583

Total Investment Companies (Cost $3,131,272,678)		3,382,351,199

	Principal	Value

U.S. GOVERNMENT OBLIGATION - 1.3%
U.S. Treasury - 1.3%
U.S. Treasury Notes 4.13%, 01/31/2025 (E)	$ 44,644,700	44,334,280

Total U.S. Government Obligation (Cost $44,394,334)		44,334,280

REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 2.50% (F), dated 06/28/2024, to be repurchased at $11,295,810 on 07/01/2024. Collateralized by a U.S. Government Obligation, 3.75%, due 04/15/2026, and with a value of $11,519,506.	11,293,457	11,293,457

Total Repurchase Agreement (Cost $11,293,457)		11,293,457

Total Investments (Cost $3,186,960,469)		3,437,978,936

Net Other Assets (Liabilities) - 0.1%		2,799,907

Net Assets - 100.0%		$ 3,440,778,843

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	2,179	09/30/2024	$230,723,006	$232,233,735	$ 1,510,729	$ —
10-Year Canada Government Bonds	1,555	09/18/2024	135,621,993	136,478,089	856,096	—
E-Mini Russell 2000® Index	499	09/20/2024	50,639,060	51,521,750	882,690	—
Euro-BTP Italy Government Bonds	1,474	09/06/2024	184,600,888	181,994,603	—	(2,606,285)
MSCI EAFE Mini Index	1,260	09/20/2024	146,168,908	147,621,600	1,452,692	—
MSCI Emerging Markets Index	3,618	09/20/2024	196,502,997	196,855,380	352,383	—
S&P 500® E-Mini Index	80	09/20/2024	22,010,370	22,086,000	75,630	—
S&P/TSX 60 Index	282	09/19/2024	53,504,714	54,027,411	522,697	—
U.K. Gilt	908	09/26/2024	111,228,988	111,991,071	762,083	—
Total					$ 6,415,000	$ (2,606,285)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	(1,496)	09/30/2024	$(304,725,269)	$(305,511,250)	$ —	$(785,981)
10-Year U.S. Treasury Notes	(1,754)	09/19/2024	(191,771,550)	(192,912,594)	—	(1,141,044)
10-Year U.S. Treasury Ultra Notes	(1,143)	09/19/2024	(128,531,522)	(129,766,219)	—	(1,234,697)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

FUTURES CONTRACTS (continued):

Short Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
CAD Currency	(651)	09/17/2024	$(47,546,523)	$(47,653,200)	$—	$(106,677)
EURO STOXX 50® Index	(1,177)	09/20/2024	(61,510,420)	(62,092,659)	—	(582,239)
German Euro Bund	(1,047)	09/06/2024	(146,073,426)	(147,583,550)	—	(1,510,124)
JPY Currency	(851)	09/16/2024	(68,612,395)	(66,936,469)	1,675,926	—
TOPIX Index	(76)	09/12/2024	(12,827,416)	(13,276,027)	—	(448,611)
U.S. Treasury Ultra Bonds	(257)	09/19/2024	(31,857,396)	(32,213,344)	—	(355,948)
Total					$1,675,926	$(6,165,321)
Total Futures Contracts					$8,090,926	$(8,771,606)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value

ASSETS
Investments
Investment Companies	$3,382,336,822	$—	$—	$3,382,336,822
U.S. Government Obligation	—	44,334,280	—	44,334,280
Repurchase Agreement	—	11,293,457	—	11,293,457

Total	$3,382,336,822	$55,627,737	$—	$3,437,964,559

Investment Companies Measured at Net Asset Value (C)				14,377

Total Investments				$3,437,978,936

Other Financial Instruments
Futures Contracts (H)	$8,090,926	$—	$—	$8,090,926

Total Other Financial Instruments	$8,090,926	$—	$—	$8,090,926

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(8,771,606)	$—	$—	$(8,771,606)

Total Other Financial Instruments	$(8,771,606)	$—	$—	$(8,771,606)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund and/or affiliated investment in the Initial Class shares of funds within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2024	Shares as of June 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP	$585,742,430	$—	$(79,278,640)	$(7,214,527)	$6,071,104	$505,320,367	52,202,517	$—	$—
Transamerica BlackRock Real Estate Securities VP	9,102,763	—	—	—	(327,775)	8,774,988	936,498	—	—
Transamerica Core Bond	75,917,197	1,181,953	(35,657,032)	(3,804,144)	1,657,724	39,295,698	4,617,591	1,181,953	—
Transamerica Emerging Markets Opportunities	100,454,638	—	—	—	7,310,715	107,765,353	13,538,361	—	—
Transamerica Floating Rate	33,207,285	1,406,935	—	—	(74,572)	34,539,648	3,820,757	1,406,935	—
Transamerica Global Allocation Liquidating Trust	14,870	—	—	—	(493)	14,377	11,961	—	—
Transamerica High Yield Bond	299,830,247	9,579,809	—	—	(3,332,195)	306,077,861	38,164,322	9,579,809	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2024	Shares as of June 30, 2024	Dividend Income	Net Capital Gain Distributions

Transamerica International Equity	$122,615,488	$—	$(8,580,625)	$1,161,288	$2,629,139	$117,825,290	5,642,974	$—	$—

Transamerica International Focus	144,716,839	57,384,100	(73,111,680)	3,133,814	(132,753)	131,990,320	15,940,860	—	—

Transamerica International Small Cap Value	103,538,497	—	—	—	6,077,578	109,616,075	7,322,383	—	—

Transamerica Janus Mid- Cap Growth VP	76,766,973	—	(62,662,025)	(18,991,129)	22,353,187	17,467,006	543,805	—	—

Transamerica JPMorgan Enhanced Index VP	883,225,820	71,097,294	(43,379,617)	8,782,004	129,756,658	1,049,482,159	37,805,553	—	—

Transamerica Large Cap Value	221,249,467	29,070,971	(51,821,460)	12,886,379	7,456,227	218,841,584	15,620,384	1,303,171	—

Transamerica Long Credit	143,393,341	38,710,095	—	—	(9,116,060)	172,987,376	18,266,882	4,341,660	—

Transamerica Mid Cap Growth	97,240,116	—	(68,941,474)	(13,825,962)	16,605,976	31,078,656	3,363,491	—	—

Transamerica Mid Cap Value Opportunities	47,322,522	—	(30,746,700)	1,472,648	(942,660)	17,105,810	1,556,489	—	—

Transamerica Small Cap Value	29,529,929	—	(20,311,843)	(1,561,006)	993,240	8,650,320	1,520,267	—	—

Transamerica T. Rowe Price Small Cap VP	41,007,637	—	(34,010,311)	2,963,222	(1,176,048)	8,784,500	717,102	—	—

Transamerica TSW Mid Cap Value Opportunities VP	37,338,861	—	(38,435,453)	(3,873,159)	4,969,751	—	—	—	—

Transamerica Unconstrained Bond	103,959,125	3,034,073	(69,998,916)	259,311	(1,582,894)	35,670,699	4,076,651	2,872,641	—

Transamerica WMC US Growth VP	273,908,240	123,329,758	—	—	63,825,114	461,063,112	10,802,791	—	—

Total	$3,430,082,285	$334,794,988	$(616,935,776)	$(18,611,261)	$253,020,963	$3,382,351,199	236,471,639	$20,686,169	$—

(C)

Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.

(D)	Restricted security. At June 30, 2024, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$123,058	$14,377	0.0%(I)

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $44,334,280.
(F)	Rate disclosed reflects the yield at June 30, 2024.
(G)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
(I)	Percentage rounds to less than 0.1% or (0.1)%.

CURRENCY ABBREVIATION(S):

CAD	Canadian Dollar
JPY	Japanese Yen

PORTFOLIO ABBREVIATION(S):

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:

Affiliated investments, at value (cost $3,131,272,678)	$3,382,351,199
Unaffiliated investments, at value (cost $44,394,334)	44,334,280
Repurchase agreement, at value (cost $11,293,457)	11,293,457
Cash	919,380
Receivables and other assets:
Investments sold	6,865,100
Shares of beneficial interest sold	75,884
Dividends from affiliated investments	2,831,696
Interest	761,252
Variation margin receivable on futures contracts	3,430,185
Prepaid expenses	13,643

Total assets	3,452,876,076

Liabilities:

Payables and other liabilities:
Investments purchased	9,696,796
Shares of beneficial interest redeemed	1,254,597
Investment management fees	323,746
Distribution and service fees	500,883
Transfer agent costs	3,312
Trustee and CCO fees	9,699
Audit and tax fees	32,838
Custody fees	29,653
Legal fees	72,544
Printing and shareholder reports fees	114,341
Other accrued expenses	58,824

Total liabilities	12,097,233

Net assets	$3,440,778,843

Net assets consist of:

Capital stock ($0.01 par value)	$3,246,494
Additional paid-in capital	3,313,981,338
Total distributable earnings (accumulated losses)	123,551,011

Net assets	$3,440,778,843

Net assets by class:

Initial Class	$834,763,701
Service Class	2,606,015,142

Shares outstanding:

Initial Class	77,362,326
Service Class	247,287,121

Net asset value and offering price per share:

Initial Class	$10.79
Service Class	10.54

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:

Dividend income from affiliated investments	$20,686,169
Interest income from unaffiliated investments	1,396,076

Total investment income	22,082,245

Expenses:
Investment management fees	2,086,739
Distribution and service fees:
Service Class	3,242,122
Transfer agent costs	19,406
Trustee and CCO fees	79,635
Audit and tax fees	31,985
Custody fees	30,454
Legal fees	138,175
Printing and shareholder reports fees	107,669
Other	94,372

Total expenses	5,830,557

Net investment income (loss)	16,251,688

Net realized gain (loss) on:

Affiliated investments	(18,611,261)
Unaffiliated investments	85,113
Futures contracts	10,341,267

Net realized gain (loss)	(8,184,881)

Net change in unrealized appreciation (depreciation) on:

Affiliated investments	253,020,963
Unaffiliated investments	(71,314)
Futures contracts	(29,051,714)
Translation of assets and liabilities denominated in foreign currencies	(75,296)

Net change in unrealized appreciation (depreciation)	223,822,639

Net realized and change in unrealized gain (loss)	215,637,758

Net increase (decrease) in net assets resulting from operations	$231,889,446

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:

Net investment income (loss)	$16,251,688	$53,118,609

Net realized gain (loss)	(8,184,881)	(127,418,661)

Net change in unrealized appreciation (depreciation)	223,822,639	466,568,618

Net increase (decrease) in net assets resulting from operations	231,889,446	392,268,566

Dividends and/or distributions to shareholders:

Initial Class	—	(50,577,204)

Service Class	—	(165,608,804)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(216,186,008)

Capital share transactions:

Proceeds from shares sold:

Initial Class	6,497,085	13,961,596

Service Class	4,874,223	4,555,497

	11,371,308	18,517,093

Dividends and/or distributions reinvested:

Initial Class	—	50,577,204

Service Class	—	165,608,804

	—	216,186,008

Cost of shares redeemed:

Initial Class	(46,810,794)	(83,579,658)

Service Class	(237,475,977)	(421,630,057)

	(284,286,771)	(505,209,715)

Net increase (decrease) in net assets resulting from capital share transactions	(272,915,463)	(270,506,614)

Net increase (decrease) in net assets	(41,026,017)	(94,424,056)

Net assets:

Beginning of period/year	3,481,804,860	3,576,228,916

End of period/year	$3,440,778,843	$3,481,804,860

Capital share transactions - shares:

Shares issued:

Initial Class	626,727	1,443,771

Service Class	475,395	477,162

	1,102,122	1,920,933

Shares reinvested:

Initial Class	—	5,296,042

Service Class	—	17,712,172

	—	23,008,214

Shares redeemed:

Initial Class	(4,492,584)	(8,547,764)

Service Class	(23,296,838)	(44,103,038)

	(27,789,422)	(52,650,802)

Net increase (decrease) in shares outstanding:

Initial Class	(3,865,857)	(1,807,951)

Service Class	(22,821,443)	(25,913,704)

	(26,687,300)	(27,721,655)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$10.08		$9.59	$14.47	$13.30	$12.44	$11.61

Investment operations:

Net investment income (loss)(A)	0.06		0.17	0.22	0.61	0.29	0.24

Net realized and unrealized gain (loss)	0.65		0.96	(2.68)	1.23	1.46	1.96

Total investment operations	0.71		1.13	(2.46)	1.84	1.75	2.20

Dividends and/or distributions to shareholders:

Net investment income	—		(0.20)	(0.68)	(0.31)	(0.25)	(0.28)

Net realized gains	—		(0.44)	(1.74)	(0.36)	(0.64)	(1.09)

Total dividends and/or distributions to shareholders	—		(0.64)	(2.42)	(0.67)	(0.89)	(1.37)

Net asset value, end of period/year	$10.79		$10.08	$9.59	$14.47	$13.30	$12.44

Total return	7.04	%(B)	12.21%	(17.35)%	13.95%	15.07%	20.01%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$834,764		$818,927	$796,606	$1,048,517	$1,066,427	$998,736

Expenses to average net assets(C)	0.15	%(D)	0.16%	0.15%	0.15%	0.15%	0.14%

Net investment income (loss) to average net assets	1.14	%(D)	1.73%	1.91%	4.26%	2.44%	1.99%

Portfolio turnover rate	10	%(B)	36%	10%	21%	28%	10%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$9.86		$9.39	$14.21	$13.07	$12.25	$11.44

Investment operations:

Net investment income (loss)(A)	0.04		0.14	0.19	0.57	0.26	0.21

Net realized and unrealized gain (loss)	0.64		0.94	(2.63)	1.21	1.42	1.94

Total investment operations	0.68		1.08	(2.44)	1.78	1.68	2.15

Dividends and/or distributions to shareholders:

Net investment income	—		(0.17)	(0.64)	(0.28)	(0.22)	(0.25)

Net realized gains	—		(0.44)	(1.74)	(0.36)	(0.64)	(1.09)

Total dividends and/or distributions to shareholders	—		(0.61)	(2.38)	(0.64)	(0.86)	(1.34)

Net asset value, end of period/year	$10.54		$9.86	$9.39	$14.21	$13.07	$12.25

Total return	6.90	%(B)	11.93%	(17.53)%	13.70%	14.66%	19.79%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$2,606,015		$2,662,878	$2,779,623	$3,834,114	$3,859,311	$3,804,109

Expenses to average net assets(C)	0.40	%(D)	0.41%	0.40%	0.40%	0.40%	0.39%

Net investment income (loss) to average net assets	0.89	%(D)	1.46%	1.64%	4.05%	2.17%	1.72%

Portfolio turnover rate	10	%(B)	36%	10%	21%	28%	10%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation - Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2024, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2024 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2024.

Asset Derivatives

Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Futures contracts:
Total distributable earnings (accumulated losses) (A)(B)	$3,128,908	$1,675,926	$3,286,092	$—	$—	$8,090,926

Total	$3,128,908	$1,675,926	$3,286,092	$—	$—	$8,090,926

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives

Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Futures contracts:
Total distributable earnings (accumulated losses) (A)(B)	$(6,123,955)	$(106,677)	$(2,540,974)	$—	$—	$(8,771,606)

Total	$(6,123,955)	$(106,677)	$(2,540,974)	$—	$—	$(8,771,606)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)

Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2024.

Realized Gain (Loss) on Derivative Instruments

Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Futures contracts	$(25,727,402)	$(5,069,491)	$41,138,160	$—	$—	$10,341,267

Total	$(25,727,402)	$(5,069,491)	$41,138,160	$—	$—	$10,341,267

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments

Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Futures contracts	$(4,503,772)	$(1,152,982)	$(23,394,960)	$—	$—	$(29,051,714)

Total	$(4,503,772)	$(1,152,982)	$(23,394,960)	$—	$—	$(29,051,714)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2024.

Futures contracts:
Average notional value of contracts — long	$1,317,591,227
Average notional value of contracts — short	(544,594,453)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Risk management framework risk: The Portfolio is subject to a multi-factor risk management framework that is intended to reduce equity exposure under certain market conditions. This framework may impose a maximum equity exposure limit for the Portfolio in response to individual asset class momentum signals and a portfolio level volatility signal. The framework is intended to improve the Portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the Portfolionot achieving its stated asset mix goal or may cause the Portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may result in periods of underperformance, may fail to protect against market declines, may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in rising markets, may increase transaction costs at the Portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the Portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. RISK FACTORS (continued)

companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the Portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate

First $10 billion	0.1225%
Over $10 billion	0.1025

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through

Initial Class	0.20%	May 1, 2025
Service Class	0.45	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate

Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government

$ 313,947,388	$ 24,946,946	$ 616,935,776	$ 29,202,414

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)

$ 3,186,960,469	$ 296,999,614	$ (46,661,827)	$ 250,337,787

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation – Moderate Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc. PO Box 219945 Kansas City, MO 64121-9945 Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.
If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica JPMorgan Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 98.4%
International Alternative Funds - 1.1%
Transamerica Global Allocation Liquidating Trust (A)(B)(C)(D)	6,235	$ 7,495
Transamerica Unconstrained Bond (B)	6,023,254	52,703,474

		52,710,969

International Equity Funds - 10.1%
Transamerica BlackRock Real Estate Securities VP (B)	1,388,445	13,009,729
Transamerica Emerging Markets Opportunities (B)	16,304,704	129,785,446
Transamerica International Equity (B)	5,075,828	105,983,279
Transamerica International Focus (B)	17,290,903	143,168,675
Transamerica International Small Cap Value (B)	7,942,092	118,893,122

		510,840,251

International Mixed Allocation Fund - 18.4%
Transamerica Aegon Bond VP (B)	95,985,174	929,136,484

U.S. Equity Funds - 38.3%
Transamerica Janus Mid-Cap Growth VP (B)	399,866	12,843,694
Transamerica JPMorgan Enhanced Index VP (B)	32,183,123	893,403,492
Transamerica Large Cap Value (B)	21,071,436	295,210,825
Transamerica Mid Cap Growth (A)(B)	2,569,020	23,737,744
Transamerica Mid Cap Value Opportunities (B)	1,164,339	12,796,083
Transamerica Small Cap Value (B)	28,949	164,721
Transamerica T. Rowe Price Small Cap VP (B)	51,966	636,581
Transamerica WMC US Growth VP (B)	16,295,602	695,496,281

		1,934,289,421

U.S. Fixed Income Funds - 30.5%
Transamerica Core Bond (B)	93,462,119	795,362,632

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Floating Rate (B)	5,669,219	$ 51,249,738
Transamerica High Yield Bond (B)	54,205,903	434,731,346
Transamerica Long Credit (B)	27,168,200	257,282,857

		1,538,626,573

Total Investment Companies (Cost $4,718,128,762)		4,965,603,698

	Principal	Value

U.S. GOVERNMENT OBLIGATION - 1.2%
U.S. Treasury - 1.2%
U.S. Treasury Notes
4.13%, 01/31/2025 (E)	$60,669,200	60,247,359

Total U.S. Government Obligation (Cost $60,327,675)		60,247,359

REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 2.50% (F), dated 06/28/2024, to be repurchased at $20,687,797 on 07/01/2024. Collateralized by a U.S. Government Obligation, 3.75%, due 04/15/2026, and with a value of $21,097,328.	20,683,488	20,683,488

Total Repurchase Agreement (Cost $20,683,488)		20,683,488

Total Investments (Cost $4,799,139,925)		5,046,534,545

Net Other Assets (Liabilities) - 0.0% (G)		1,564,371

Net Assets - 100.0%		$5,048,098,916

FUTURES CONTRACTS:
Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	3,547	09/30/2024	$375,573,428	$378,032,609	$2,459,181	$—
10-Year Canada Government Bonds	2,295	09/18/2024	200,162,368	201,425,862	1,263,494	—
E-Mini Russell 2000® Index	873	09/20/2024	88,592,985	90,137,250	1,544,265	—
Euro-BTP Italy Government Bonds	2,174	09/06/2024	272,267,523	268,423,518	—	(3,844,005)
MSCI EAFE Mini Index	1,510	09/20/2024	175,170,676	176,911,600	1,740,924	—
MSCI Emerging Markets Index	4,453	09/20/2024	241,864,585	242,287,730	423,145	—
S&P 500® E-Mini Index	55	09/20/2024	15,132,130	15,184,125	51,995	—
S&P/TSX 60 Index	297	09/19/2024	56,350,710	56,901,210	550,500	—
U.K. Gilt	1,332	09/26/2024	163,168,514	164,286,460	1,117,946	—
Total					$9,151,450	$(3,844,005)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	(2,210)	09/30/2024	$(450,162,330)	$(451,323,437)	$—	$(1,161,107)
10-Year U.S. Treasury Notes	(2,576)	09/19/2024	(281,643,964)	(283,319,750)	—	(1,675,786)
10-Year U.S. Treasury Ultra Notes	(1,464)	09/19/2024	(164,628,301)	(166,209,750)	—	(1,581,449)

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

FUTURES CONTRACTS (continued):
Short Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
CAD Currency	(1,290)	09/17/2024	$(94,219,294)	$(94,428,000)	$—	$(208,706)
EURO STOXX 50® Index	(1,652)	09/20/2024	(86,334,089)	(87,151,293)	—	(817,204)
German Euro Bund	(1,535)	09/06/2024	(214,186,516)	(216,371,299)	—	(2,184,783)
JPY Currency	(1,249)	09/16/2024	(100,701,387)	(98,241,656)	2,459,731	—
TOPIX Index	(99)	09/12/2024	(16,721,041)	(17,293,772)	—	(572,731)
U.S. Treasury Ultra Bonds	(287)	09/19/2024	(35,576,158)	(35,973,657)	—	(397,499)

Total					$2,459,731	$(8,599,265)

Total Futures Contracts					$11,611,181	$(12,443,270)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value

ASSETS
Investments
Investment Companies	$4,965,596,203	$—	$—	$4,965,596,203
U.S. Government Obligation	—	60,247,359	—	60,247,359
Repurchase Agreement	—	20,683,488	—	20,683,488

Total	$4,965,596,203	$80,930,847	$—	$5,046,527,050

Investment Companies Measured at Net Asset Value (C)				7,495

Total Investments				$5,046,534,545

Other Financial Instruments
Futures Contracts (I)	$11,611,181	$—	$—	$11,611,181

Total Other Financial Instruments	$11,611,181	$—	$—	$11,611,181

LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(12,443,270)	$—	$—	$(12,443,270)

Total Other Financial Instruments	$(12,443,270)	$—	$—	$(12,443,270)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund and/or affiliated investment in the Initial Class shares of funds within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2024	Shares as of June 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP	$996,287,876	$—	$(65,948,993)	$(12,831,449)	$11,629,050	$929,136,484	95,985,174	$—	$—

Transamerica BlackRock Real Estate Securities VP	13,495,684	—	—	—	(485,955)	13,009,729	1,388,445	—	—

Transamerica Core Bond	910,433,971	18,677,605	(111,245,971)	(25,189,251)	2,686,278	795,362,632	93,462,119	18,677,605	—

Transamerica Emerging Markets Opportunities	120,980,906	—	—	—	8,804,540	129,785,446	16,304,704	—	—

Transamerica Floating Rate	49,272,785	2,087,603	—	—	(110,650)	51,249,738	5,669,219	2,087,603	—

Transamerica Global Allocation Liquidating Trust	7,752	—	—	—	(257)	7,495	6,235	—	—

Transamerica High Yield Bond	425,857,676	13,606,483	—	—	(4,732,813)	434,731,346	54,205,903	13,606,483	—

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2024	Shares as of June 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica International Equity	$117,873,642	$—	$(15,209,710)	$633,059	$2,686,288	$105,983,279	5,075,828	$—	$—

Transamerica International Focus	160,181,347	86,417,620	(105,329,237)	4,514,768	(2,615,823)	143,168,675	17,290,903	—	—

Transamerica International Small Cap Value	112,301,185	—	—	—	6,591,937	118,893,122	7,942,092	—	—

Transamerica Janus Mid-Cap Growth VP	71,479,084	—	(61,796,708)	(13,664,110)	16,825,428	12,843,694	399,866	—	—

Transamerica JPMorgan Enhanced Index VP	734,013,948	61,196,664	(17,786,645)	4,581,064	111,398,461	893,403,492	32,183,123	—	—

Transamerica Large Cap Value	340,552,408	1,757,940	(76,616,020)	9,976,084	19,540,413	295,210,825	21,071,436	1,757,940	—

Transamerica Long Credit	187,598,192	82,858,254	—	—	(13,173,589)	257,282,857	27,168,200	6,414,265	—

Transamerica Mid Cap Growth	143,753,432	—	(124,936,526)	(31,800,789)	36,721,627	23,737,744	2,569,020	—	—

Transamerica Mid Cap Value Opportunities	69,940,925	—	(57,872,848)	1,498,585	(770,579)	12,796,083	1,164,339	—	—

Transamerica Small Cap Value	15,331,914	—	(14,681,829)	203,684	(689,048)	164,721	28,949	—	—

Transamerica T. Rowe Price Small Cap VP	15,204,551	—	(14,907,736)	997,594	(657,828)	636,581	51,966	—	—

Transamerica TSW Mid Cap Value Opportunities VP	12,921,278	—	(13,309,027)	66,804	320,945	—	—	—	—

Transamerica Unconstrained Bond	154,266,694	4,260,408	(103,863,470)	385,636	(2,345,794)	52,703,474	6,023,254	4,260,408	—

Transamerica WMC US Growth VP	420,660,137	177,906,115	—	—	96,930,029	695,496,281	16,295,602	—	—

Total	$5,072,415,387	$448,768,692	$(783,504,720)	$(60,628,321)	$288,552,660	$4,965,603,698	404,286,377	$46,804,304	$—

(C)

Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.

(D)	Restricted security. At June 30, 2024, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$64,152	$7,495	0.0%(G)

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $60,247,360.
(F)	Rate disclosed reflects the yield at June 30, 2024.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(I)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION(S):

CAD	Canadian Dollar
JPY	Japanese Yen

PORTFOLIO ABBREVIATION(S):

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Affiliated investments, at value (cost $4,718,128,762)	$4,965,603,698
Unaffiliated investments, at value (cost $60,327,675)	60,247,359
Repurchase agreement, at value (cost $20,683,488)	20,683,488
Receivables and other assets:
Investments sold	11,589,600
Dividends from affiliated investments	6,645,788
Interest	1,035,602
Variation margin receivable on futures contracts	3,718,692
Prepaid expenses	20,183

Total assets	5,069,544,410

Liabilities:
Payables and other liabilities:
Investments purchased	18,235,388
Shares of beneficial interest redeemed	1,404,688
Due to custodian	2,051
Investment management fees	475,256
Distribution and service fees	893,220
Transfer agent costs	5,053
Trustee and CCO fees	14,652
Audit and tax fees	43,650
Custody fees	36,753
Legal fees	108,647
Printing and shareholder reports fees	140,505
Other accrued expenses	85,631

Total liabilities	21,445,494

Net assets	$5,048,098,916

Net assets consist of:
Capital stock ($0.01 par value)	$4,788,002
Additional paid-in capital	4,998,892,902
Total distributable earnings (accumulated losses)	44,418,012

Net assets	$5,048,098,916

Net assets by class:
Initial Class	$401,214,238
Service Class	4,646,884,678

Shares outstanding:
Initial Class	37,334,491
Service Class	441,465,707

Net asset value and offering price per share:
Initial Class	$10.75
Service Class	10.53

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income from affiliated investments	$46,804,304
Interest income from unaffiliated investments	1,901,637

Total investment income	48,705,941

Expenses:
Investment management fees	3,073,218
Distribution and service fees:
Service Class	5,779,587
Transfer agent costs	28,745
Trustee and CCO fees	117,507
Audit and tax fees	42,453
Custody fees	40,378
Legal fees	205,353
Printing and shareholder reports fees	132,947
Other	155,088

Total expenses	9,575,276

Net investment income (loss)	39,130,665

Net realized gain (loss) on:
Affiliated investments	(60,628,321)
Unaffiliated investments	138,648
Futures contracts	4,269,608

Net realized gain (loss)	(56,220,065)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	288,552,660
Unaffiliated investments	(102,165)
Futures contracts	(37,814,936)
Translation of assets and liabilities denominated in foreign currencies	(146,238)

Net change in unrealized appreciation (depreciation)	250,489,321

Net realized and change in unrealized gain (loss)	194,269,256

Net increase (decrease) in net assets resulting from operations	$233,399,921

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:

Net investment income (loss)	$39,130,665	$95,447,304

Net realized gain (loss)	(56,220,065)	(190,514,018)

Net change in unrealized appreciation (depreciation)	250,489,321	530,392,474

Net increase (decrease) in net assets resulting from operations	233,399,921	435,325,760

Dividends and/or distributions to shareholders:

Initial Class	—	(11,210,803)

Service Class	—	(124,099,260)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(135,310,063)

Capital share transactions:

Proceeds from shares sold:

Initial Class	10,643,458	14,743,970

Service Class	1,812,289	4,978,478

	12,455,747	19,722,448

Dividends and/or distributions reinvested:

Initial Class	—	11,210,803

Service Class	—	124,099,260

	—	135,310,063

Cost of shares redeemed:

Initial Class	(29,682,765)	(49,783,449)

Service Class	(330,780,656)	(583,886,715)

	(360,463,421)	(633,670,164)

Net increase (decrease) in net assets resulting from capital share transactions	(348,007,674)	(478,637,653)

Net increase (decrease) in net assets	(114,607,753)	(178,621,956)

Net assets:

Beginning of period/year	5,162,706,669	5,341,328,625

End of period/year	$5,048,098,916	$5,162,706,669

Capital share transactions - shares:

Shares issued:

Initial Class	1,018,639	1,487,632

Service Class	174,727	520,883

	1,193,366	2,008,515

Shares reinvested:

Initial Class	—	1,149,826

Service Class	—	12,967,530

	—	14,117,356

Shares redeemed:

Initial Class	(2,837,172)	(5,065,927)

Service Class	(32,219,197)	(60,600,327)

	(35,056,369)	(65,666,254)

Net increase (decrease) in shares outstanding:

Initial Class	(1,818,533)	(2,428,469)

Service Class	(32,044,470)	(47,111,914)

	(33,863,003)	(49,540,383)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$10.25		$9.67	$13.66	$12.83	$12.02	$11.18

Investment operations:

Net investment income (loss)(A)	0.09		0.20	0.23	0.56	0.25	0.26

Net realized and unrealized gain (loss)	0.41		0.67	(2.39)	0.62	1.20	1.54

Total investment operations	0.50		0.87	(2.16)	1.18	1.45	1.80

Dividends and/or distributions to shareholders:

Net investment income	—		(0.21)	(0.64)	(0.26)	(0.27)	(0.27)

Net realized gains	—		(0.08)	(1.19)	(0.09)	(0.37)	(0.69)

Total dividends and/or distributions to shareholders	—		(0.29)	(1.83)	(0.35)	(0.64)	(0.96)

Net asset value, end of period/year	$10.75		$10.25	$9.67	$13.66	$12.83	$12.02

Total return	4.88	%(B)	9.10%	(16.08)%	9.18%	12.60%	16.42%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$401,214		$401,446	$402,196	$539,029	$593,022	$575,923

Expenses to average net assets(C)	0.15	%(D)	0.15%	0.15%	0.14%	0.15%	0.14%

Net investment income (loss) to average net assets	1.79	%(D)	2.08%	1.99%	4.19%	2.12%	2.19%

Portfolio turnover rate	9	%(B)	36%	18%	18%	27%	11%

(A)	Calculated based on average number of shares outstanding.

(B)	Not annualized.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

(D)	Annualized.

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$10.06		$9.49	$13.43	$12.62	$11.83	$11.03

Investment operations:

Net investment income (loss)(A)	0.08		0.18	0.19	0.54	0.22	0.23

Net realized and unrealized gain (loss)	0.39		0.65	(2.33)	0.59	1.18	1.50

Total investment operations	0.47		0.83	(2.14)	1.13	1.40	1.73

Dividends and/or distributions to shareholders:

Net investment income	—		(0.18)	(0.61)	(0.23)	(0.24)	(0.24)

Net realized gains	—		(0.08)	(1.19)	(0.09)	(0.37)	(0.69)

Total dividends and/or distributions to shareholders	—		(0.26)	(1.80)	(0.32)	(0.61)	(0.93)

Net asset value, end of period/year	$10.53		$10.06	$9.49	$13.43	$12.62	$11.83

Total return	4.67	%(B)	8.86%	(16.25)%	8.93%	12.28%	16.18%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$4,646,885		$4,761,261	$4,939,133	$6,584,121	$6,639,121	$6,148,828

Expenses to average net assets(C)	0.40	%(D)	0.40%	0.40%	0.39%	0.40%	0.39%

Net investment income (loss) to average net assets	1.54	%(D)	1.82%	1.74%	4.07%	1.89%	1.97%

Portfolio turnover rate	9	%(B)	36%	18%	18%	27%	11%

(A)	Calculated based on average number of shares outstanding.

(B)	Not annualized.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation - Moderate VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption,

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2024, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2024 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2024.

Asset Derivatives

Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Futures contracts:
Total distributable earnings (accumulated losses) (A)(B)	$4,840,621	$2,459,731	$4,310,829	$—	$—	$11,611,181
Total	$4,840,621	$2,459,731	$4,310,829	$—	$—	$11,611,181

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives

Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Futures contracts:
Total distributable earnings (accumulated losses) (A)(B)	$(10,844,629)	$(208,706)	$(1,389,935)	$—	$—	$(12,443,270)
Total	$(10,844,629)	$(208,706)	$(1,389,935)	$—	$—	$(12,443,270)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)

Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2024.

Realized Gain (Loss) on Derivative Instruments

Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(37,549,541)	$(7,133,836)	$48,952,985	$—	$—	$4,269,608
Total	$(37,549,541)	$(7,133,836)	$48,952,985	$—	$—	$4,269,608

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(12,013,850)	$(1,252,648)	$(24,548,438)	$—	$—	$(37,814,936)
Total	$(12,013,850)	$(1,252,648)	$(24,548,438)	$—	$—	$(37,814,936)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2024.

Futures contracts:
Average notional value of contracts — long	$1,817,145,301
Average notional value of contracts — short	(759,501,387)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Risk management framework risk: The Portfolio is subject to a multi-factor risk management framework that is intended to reduce equity exposure under certain market conditions. This framework may impose a maximum equity exposure limit for the Portfolio in response to individual asset class momentum signals and a portfolio level volatility signal. The framework is intended to improve the Portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the Portfolionot achieving its stated asset mix goal or may cause the Portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may result in periods of underperformance, may fail to protect against market declines, may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in rising markets, may increase transaction costs at the Portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the Portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. RISK FACTORS (continued)

companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the Portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate

First $10 billion	0.1225%
Over $10 billion	0.1025

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through

Initial Class	0.20%	May 1, 2025
Service Class	0.45	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate

Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities

Long-Term	U.S. Government	Long-Term	U.S. Government
$ 401,964,388	$ 33,392,203	$783,740,404	$ 31,709,690

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)

$ 4,799,139,925	$ 373,477,852	$ (126,915,321)	$ 246,562,531

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of JPMorgan Asset Allocation – Moderate VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Asset Allocation - Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

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We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

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If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value

COMMON STOCKS - 97.2%
Aerospace & Defense - 1.1%
Howmet Aerospace, Inc.	174,502	$13,546,590
Northrop Grumman Corp.	9,733	4,243,101
RTX Corp.	37,324	3,746,956
Textron, Inc.	120,697	10,363,045
TransDigm Group, Inc.	4,300	5,493,723

		37,393,415

Air Freight & Logistics - 0.9%
FedEx Corp.	38,593	11,571,725
United Parcel Service, Inc., Class B	138,193	18,911,712

		30,483,437

Automobile Components - 0.1%
Aptiv PLC (A)	60,919	4,289,916

Automobiles - 1.0%
Tesla, Inc. (A)	159,323	31,526,835

Banks - 3.3%
Bank of America Corp.	919,040	36,550,221
Citigroup, Inc.	63,730	4,044,306
Fifth Third Bancorp	345,249	12,598,136
Truist Financial Corp.	412,274	16,016,845
US Bancorp	267,201	10,607,880
Wells Fargo & Co.	476,160	28,279,142

		108,096,530

Beverages - 1.8%
Coca-Cola Co.	487,051	31,000,796
Monster Beverage Corp. (A)	178,481	8,915,126
PepsiCo, Inc.	117,787	19,426,610

		59,342,532

Biotechnology - 2.7%
AbbVie, Inc.	218,350	37,451,392
Biogen, Inc. (A)	24,667	5,718,304
BioMarin Pharmaceutical, Inc. (A)	15,940	1,312,340
Neurocrine Biosciences, Inc. (A)	21,005	2,891,759
Regeneron Pharmaceuticals, Inc. (A)	19,275	20,258,603
Sarepta Therapeutics, Inc. (A)	10,210	1,613,180
Vertex Pharmaceuticals, Inc. (A)	42,231	19,794,514

		89,040,092

Broadline Retail - 4.3%
Amazon.com, Inc. (A)	722,203	139,565,730

Building Products - 1.4%
Carrier Global Corp.	208,942	13,180,061
Masco Corp.	105,992	7,066,487
Trane Technologies PLC	80,072	26,338,083

		46,584,631

Capital Markets - 2.3%
Ameriprise Financial, Inc.	9,020	3,853,254
Charles Schwab Corp.	169,607	12,498,340
CME Group, Inc.	78,725	15,477,335
Goldman Sachs Group, Inc.	42,265	19,117,305

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Intercontinental Exchange, Inc.	92,845	$12,709,552
State Street Corp.	149,758	11,082,092

		74,737,878

Chemicals - 1.7%
Dow, Inc.	265,183	14,067,958
Eastman Chemical Co.	31,579	3,093,795
Linde PLC	62,042	27,224,650
LyondellBasell Industries NV, Class A	82,651	7,906,395
PPG Industries, Inc.	33,072	4,163,434

		56,456,232

Commercial Services & Supplies - 0.1%
Cintas Corp.	5,950	4,166,547

Communications Equipment - 0.1%
Motorola Solutions, Inc.	11,574	4,468,143

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	7,668	4,154,522

Consumer Staples Distribution & Retail - 0.8%
Costco Wholesale Corp.	32,274	27,432,577

Distributors - 0.1%
LKQ Corp.	47,831	1,989,291

Electric Utilities - 2.0%
NextEra Energy, Inc.	310,158	21,962,288
NRG Energy, Inc.	15,859	1,234,782
PG&E Corp.	855,998	14,945,725
Southern Co.	338,287	26,240,922

		64,383,717

Electrical Equipment - 0.6%
AMETEK, Inc.	11,851	1,975,680
Eaton Corp. PLC	57,197	17,934,120

		19,909,800

Electronic Equipment, Instruments & Components - 0.2%
Corning, Inc.	67,748	2,632,010
TE Connectivity Ltd.	21,256	3,197,540

		5,829,550

Energy Equipment & Services - 0.1%
Baker Hughes Co.	121,168	4,261,479

Entertainment - 0.3%
Netflix, Inc. (A)	10,527	7,104,462
Warner Music Group Corp., Class A	118,620	3,635,703

		10,740,165

Financial Services - 4.5%
Berkshire Hathaway, Inc., Class B (A)	102,705	41,780,394
Block, Inc. (A)	33,013	2,129,009
Corpay, Inc. (A)	40,254	10,724,068
Fidelity National Information Services, Inc.	128,970	9,719,179
Mastercard, Inc., Class A	108,141	47,707,484
Visa, Inc., Class A	134,356	35,264,419

		147,324,553

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value

COMMON STOCKS (continued)
Food Products - 0.8%
Mondelez International, Inc., Class A	373,617	$24,449,497

Ground Transportation - 1.2%
CSX Corp.	337,522	11,290,111
Uber Technologies, Inc. (A)	272,924	19,836,116
Union Pacific Corp.	32,724	7,404,132

		38,530,359

Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	59,200	1,980,240
Becton Dickinson & Co.	16,227	3,792,412
Boston Scientific Corp. (A)	221,238	17,037,539
Dexcom, Inc. (A)	26,424	2,995,953
Medtronic PLC	180,997	14,246,274
Stryker Corp.	70,009	23,820,562

		63,872,980

Health Care Providers & Services - 2.4%
Elevance Health, Inc.	26,850	14,548,941
HCA Healthcare, Inc.	11,072	3,557,212
Humana, Inc.	20,860	7,794,339
McKesson Corp.	9,007	5,260,448
UnitedHealth Group, Inc.	94,007	47,874,005

		79,034,945

Health Care REITs - 0.6%
Ventas, Inc.	210,496	10,790,025
Welltower, Inc.	68,133	7,102,865

		17,892,890

Hotels, Restaurants & Leisure - 2.9%
Booking Holdings, Inc.	5,193	20,572,069
Chipotle Mexican Grill, Inc. (A)	257,400	16,126,110
Expedia Group, Inc. (A)	61,297	7,722,809
Hilton Worldwide Holdings, Inc.	40,359	8,806,334
McDonald’s Corp.	55,802	14,220,582
Royal Caribbean Cruises Ltd. (A)	72,619	11,577,647
Yum! Brands, Inc.	112,987	14,966,258

		93,991,809

Household Durables - 0.2%
Lennar Corp., Class A	27,745	4,158,143
Toll Brothers, Inc.	29,170	3,359,801

		7,517,944

Household Products - 0.5%
Church & Dwight Co., Inc.	35,215	3,651,091
Procter & Gamble Co.	77,475	12,777,177

		16,428,268

Independent Power & Renewable Electricity Producers - 0.1%
Vistra Corp.	23,483	2,019,068

Industrial Conglomerates - 1.0%
Honeywell International, Inc.	149,431	31,909,496

Industrial REITs - 0.6%
Prologis, Inc.	160,768	18,055,854

	Shares	Value

COMMON STOCKS (continued)
Insurance - 2.0%
Aflac, Inc.	102,802	$9,181,247
Aon PLC, Class A	10,675	3,133,967
MetLife, Inc.	123,292	8,653,865
Principal Financial Group, Inc.	79,348	6,224,851
Progressive Corp.	95,619	19,861,022
Travelers Cos., Inc.	85,062	17,296,507

		64,351,459

Interactive Media & Services - 6.8%
Alphabet, Inc., Class A	413,179	75,260,555
Alphabet, Inc., Class C	306,733	56,260,967
Meta Platforms, Inc., Class A	176,467	88,978,190

		220,499,712

IT Services - 0.9%
Accenture PLC, Class A	53,164	16,130,489
Cognizant Technology Solutions Corp., Class A	190,883	12,980,044

		29,110,533

Life Sciences Tools & Services - 1.3%
Danaher Corp.	70,344	17,575,448
Thermo Fisher Scientific, Inc.	47,429	26,228,237

		43,803,685

Machinery - 1.4%
Deere & Co.	60,149	22,473,471
Ingersoll Rand, Inc.	58,480	5,312,323
Otis Worldwide Corp.	170,858	16,446,791

		44,232,585

Media - 1.0%
Charter Communications, Inc., Class A (A)	21,321	6,374,126
Comcast Corp., Class A	577,142	22,600,881
Liberty Media Corp. - Liberty SiriusXM, Class A (A)	103,539	2,293,389

		31,268,396

Metals & Mining - 0.1%
Nucor Corp.	24,994	3,951,052

Multi-Utilities - 0.2%
CMS Energy Corp.	112,832	6,716,889

Oil, Gas & Consumable Fuels - 3.5%
Chevron Corp.	35,188	5,504,107
ConocoPhillips	177,651	20,319,721
Diamondback Energy, Inc.	69,803	13,973,863
EOG Resources, Inc.	154,246	19,414,944
Exxon Mobil Corp.	470,552	54,169,946

		113,382,581

Passenger Airlines - 0.1%
Delta Air Lines, Inc.	99,237	4,707,803

Personal Care Products - 0.3%
Estee Lauder Cos., Inc., Class A	27,333	2,908,231
Kenvue, Inc.	343,505	6,244,921

		9,153,152

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	396,372	$16,461,329
Eli Lilly & Co.	49,169	44,516,629
Johnson & Johnson	123,074	17,988,496
Merck & Co., Inc.	148,201	18,347,284

		97,313,738

Professional Services - 0.3%
Leidos Holdings, Inc.	71,724	10,463,097

Residential REITs - 0.2%
Equity LifeStyle Properties, Inc.	103,011	6,709,106

Semiconductors & Semiconductor Equipment - 12.1%
Advanced Micro Devices, Inc. (A)	146,468	23,758,574
Analog Devices, Inc.	117,432	26,805,028
Broadcom, Inc.	18,614	29,885,335
Lam Research Corp.	9,887	10,528,172
Micron Technology, Inc.	145,821	19,179,836
NVIDIA Corp.	1,821,335	225,007,726
NXP Semiconductors NV	104,264	28,056,400
Qorvo, Inc. (A)	27,265	3,163,831
Texas Instruments, Inc.	149,824	29,145,263

		395,530,165

Software - 10.5%
Adobe, Inc. (A)	10,453	5,807,060
Cadence Design Systems, Inc. (A)	18,836	5,796,779
Intuit, Inc.	34,224	22,492,355
Microsoft Corp.	568,629	254,148,732
Salesforce, Inc.	103,683	26,656,899
ServiceNow, Inc. (A)	36,048	28,357,880

		343,259,705

Specialized REITs - 0.6%
Digital Realty Trust, Inc.	75,825	11,529,191
SBA Communications Corp.	47,948	9,412,193

		20,941,384

Specialty Retail - 2.7%
AutoNation, Inc. (A)	4,165	663,818
AutoZone, Inc. (A)	7,779	23,057,734
Best Buy Co., Inc.	81,614	6,879,244
Burlington Stores, Inc. (A)	30,739	7,377,360

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Lowe’s Cos., Inc.	133,163	$29,357,115
O’Reilly Automotive, Inc.(A)	4,791	5,059,583
Ross Stores, Inc.	73,856	10,732,754
TJX Cos., Inc.	36,425	4,010,393

		87,138,001

Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	1,041,968	219,459,300
Hewlett Packard Enterprise Co.	321,523	6,806,642
Seagate Technology Holdings PLC	153,830	15,886,024
Western Digital Corp.(A)	39,553	2,996,931

		245,148,897

Tobacco - 0.4%
Altria Group, Inc.	93,832	4,274,047
Philip Morris International, Inc.	84,784	8,591,163

		12,865,210

Trading Companies & Distributors - 0.2%
United Rentals, Inc.	9,233	5,971,258

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.	58,546	10,314,634

Total Common Stocks (Cost $2,268,859,614)		3,172,713,724

	Principal	Value

REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 2.50% (B), dated 06/28/2024, to be repurchased at $66,786,487 on 07/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 03/31/2026, and with a value of $68,108,114.	$66,772,576	66,772,576

Total Repurchase Agreement (Cost $66,772,576)		66,772,576

Total Investments (Cost $2,335,632,190)		3,239,486,300

Net Other Assets (Liabilities) - 0.8%		25,561,173

Net Assets - 100.0%		$3,265,047,473

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	322	09/20/2024	$88,880,196	$88,896,150	$15,954	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value

ASSETS
Investments
Common Stocks	$3,172,713,724	$—	$—	$3,172,713,724
Repurchase Agreement	—	66,772,576	—	66,772,576

Total Investments	$3,172,713,724	$66,772,576	$—	$3,239,486,300

Other Financial Instruments
Futures Contracts (D)	$15,954	$—	$—	$15,954

Total Other Financial Instruments	$15,954	$—	$—	$15,954

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at June 30, 2024.
(C)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(D)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION(S):

REIT  Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Enhanced Index VP

STATEMENT OF ASSETS AND LIABILITIES At June 30, 2024 (unaudited)	STATEMENT OF OPERATIONS For the period ended June 30, 2024 (unaudited)

Assets:
Investments, at value (cost $2,268,859,614)	$3,172,713,724
Repurchase agreement, at value (cost $66,772,576)	66,772,576
Cash collateral pledged at broker for:
Futures contracts	2,877,000
Receivables and other assets:
Investments sold	2,236,227
Shares of beneficial interest sold	23,011,927
Dividends	1,858,293
Interest	13,911
Prepaid expenses	11,472

Total assets	3,269,495,130

Liabilities:
Payables and other liabilities:
Investments purchased	2,244,551
Shares of beneficial interest redeemed	291,606
Investment management fees	1,382,492
Distribution and service fees	28,532
Transfer agent costs	1,376
Trustee and CCO fees	3,801
Audit and tax fees	22,957
Custody fees	72,776
Legal fees	35,129
Printing and shareholder reports fees	17,931
Other accrued expenses	45,701
Variation margin payable on futures contracts	300,805

Total liabilities	4,447,657

Net assets	$3,265,047,473

Net assets consist of:
Capital stock ($0.01 par value)	$1,176,748
Additional paid-in capital	2,088,743,331
Total distributable earnings (accumulated losses)	1,175,127,394

Net assets	$3,265,047,473

Net assets by class:
Initial Class	$3,112,473,284
Service Class	152,574,189

Shares outstanding:
Initial Class	112,135,329
Service Class	5,539,519

Net asset value and offering price per share:
Initial Class	$27.76
Service Class	27.54

Investment income:
Dividend income	$18,551,987
Interest income	690,510
Withholding taxes on foreign income	(30,222)

Total investment income	19,212,275

Expenses:
Investment management fees	8,129,983
Distribution and service fees:
Service Class	173,727
Transfer agent costs	14,601
Trustee and CCO fees	62,368
Audit and tax fees	22,530
Custody fees	74,690
Legal fees	90,849
Printing and shareholder reports fees	20,088
Other	69,424

Total expenses	8,658,260

Net investment income (loss)	10,554,015

Net realized gain (loss) on:
Investments	137,587,051
Futures contracts	5,113,884

Net realized gain (loss)	142,700,935

Net change in unrealized appreciation (depreciation) on:
Investments	269,883,024
Futures contracts	(1,251,411)

Net change in unrealized appreciation (depreciation)	268,631,613

Net realized and change in unrealized gain (loss)	411,332,548

Net increase (decrease) in net assets resulting from operations	$421,886,563

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Enhanced Index VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023
From operations:
Net investment income (loss)	$10,554,015	$ 20,806,808
Net realized gain (loss)	142,700,935	102,669,416
Net change in unrealized appreciation (depreciation)	268,631,613	440,357,390

Net increase (decrease) in net assets resulting from operations	421,886,563	563,833,614

Dividends and/or distributions to shareholders:
Initial Class	—	(118,041,478)
Service Class	—	(6,321,597)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(124,363,075)

Capital share transactions:
Proceeds from shares sold:
Initial Class	447,381,128	250,909,778
Service Class	13,511,168	21,863,507
	460,892,296	272,773,285
Dividends and/or distributions reinvested:
Initial Class	—	118,041,478
Service Class	—	6,321,597
	—	124,363,075
Cost of shares redeemed:
Initial Class	(184,136,297)	(191,870,792)
Service Class	(14,535,006)	(18,470,301)

	(198,671,303)	(210,341,093)

Net increase (decrease) in net assets resulting from capital share transactions	262,220,993	186,795,267

Net increase (decrease) in net assets	684,107,556	626,265,806

Net assets:
Beginning of period/year	2,580,939,917	1,954,674,111
End of period/year	$3,265,047,473	$2,580,939,917

Capital share transactions - shares:
Shares issued:
Initial Class	16,988,826	11,661,753
Service Class	521,640	988,649
	17,510,466	12,650,402
Shares reinvested:
Initial Class	—	5,265,008
Service Class	—	283,607
	—	5,548,615
Shares redeemed:
Initial Class	(7,234,853)	(8,289,282)
Service Class	(566,137)	(864,337)
	(7,800,990)	(9,153,619)

Net increase (decrease) in shares outstanding:
Initial Class	9,753,973	8,637,479
Service Class	(44,497)	407,919
	9,709,476	9,045,398

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Enhanced Index VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$23.91		$19.77	$27.67	$24.07	$22.01	$19.30

Investment operations:

Net investment income (loss)(A)	0.10		0.20	0.21	0.18	0.22	0.23

Net realized and unrealized gain (loss)	3.75		5.18	(5.08)	6.83	3.98	5.41

Total investment operations	3.85		5.38	(4.87)	7.01	4.20	5.64

Dividends and/or distributions to shareholders:

Net investment income	—		(0.18)	(0.16)	(0.22)	(0.33)	(0.27)

Net realized gains	—		(1.06)	(2.87)	(3.19)	(1.81)	(2.66)

Total dividends and/or distributions to shareholders	—		(1.24)	(3.03)	(3.41)	(2.14)	(2.93)

Net asset value, end of period/year	$27.76		$23.91	$19.77	$27.67	$24.07	$22.01

Total return	16.10	%(B)	27.66%	(18.35)%	30.12%	20.16%	31.03%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$3,112,473		$2,448,269	$1,852,968	$2,105,664	$1,529,426	$2,060,400

Expenses to average net assets	0.61	%(C)	0.62%	0.62%	0.62%	0.65%	0.69%

Net investment income (loss) to average net assets	0.77	%(C)	0.93%	0.91%	0.68%	1.03%	1.08%

Portfolio turnover rate	20	%(B)	30%	33%	40%	45%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$23.76		$19.65	$27.51	$23.96	$21.93	$19.24

Investment operations:

Net investment income (loss)(A)	0.06		0.15	0.15	0.11	0.17	0.18

Net realized and unrealized gain (loss)	3.72		5.15	(5.04)	6.79	3.95	5.39

Total investment operations	3.78		5.30	(4.89)	6.90	4.12	5.57

Dividends and/or distributions to shareholders:

Net investment income	—		(0.13)	(0.10)	(0.16)	(0.28)	(0.22)

Net realized gains	—		(1.06)	(2.87)	(3.19)	(1.81)	(2.66)

Total dividends and/or distributions to shareholders	—		(1.19)	(2.97)	(3.35)	(2.09)	(2.88)

Net asset value, end of period/year	$27.54		$23.76	$19.65	$27.51	$23.96	$21.93

Total return	15.91	%(B)	27.39%	(18.55)%	29.79%	19.86%	30.69%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$152,574		$132,671	$101,706	$135,501	$114,372	$92,928

Expenses to average net assets	0.86	%(C)	0.87%	0.87%	0.87%	0.90%	0.94%

Net investment income (loss) to average net assets	0.51	%(C)	0.68%	0.65%	0.43%	0.77%	0.83%

Portfolio turnover rate	20	%(B)	30%	33%	40%	45%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Enhanced Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2024, commissions recaptured are $10,339.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2024, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2024 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2024.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$15,954	$—	$—	$15,954

Total	$—	$—	$15,954	$—	$—	$15,954

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)

Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2024.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$5,113,884	$—	$—	$5,113,884

Total	$—	$—	$5,113,884	$—	$—	$5,113,884

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(1,251,411)	$—	$—	$(1,251,411)

Total	$—	$—	$(1,251,411)	$—	$—	$(1,251,411)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2024.

Futures contracts:
Average notional value of contracts — long	$61,686,537

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Large capitalization companies risk: The Portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. RISK FACTORS (continued)

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $1 billion	0.60%
Over $1 billion up to $2 billion	0.59
Over $2 billion up to $3 billion	0.56
Over $3 billion up to $4 billion	0.52
Over $4 billion	0.46

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through

Initial Class	0.67%	May 1, 2026
Service Class	0.92	May 1, 2026

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate

Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government

$ 783,229,023	$ —	$ 559,106,084	$ —

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)

$ 2,335,632,190	$ 955,737,385	$ (51,867,321)	$ 903,870,064

11. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Enhanced Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Enhanced Index VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Enhanced Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3- and 5-year periods and below the benchmark for the past 10-year period.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Enhanced Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc. PO Box 219945 Kansas City, MO 64121-9945 Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 97.2%
International Alternative Fund - 1.1%
Transamerica Unconstrained Bond (A)	474,595	$4,152,706

International Equity Funds - 53.6%
Transamerica BlackRock Real Estate Securities VP (A)	110,148	1,032,091
Transamerica Emerging Markets Opportunities (A)	5,656	45,019
Transamerica International Equity (A)	3,413,075	71,265,003
Transamerica International Focus (A)	9,732,366	80,583,987
Transamerica International Small Cap Value (A)	3,667,237	54,898,545

		207,824,645

International Mixed Allocation Fund - 14.1%
Transamerica Aegon Bond VP (A)	5,662,889	54,816,768

U.S. Equity Funds - 11.5%
Transamerica Large Cap Value (A)	6,041	84,636
Transamerica WMC US Growth VP (A)	1,047,452	44,705,228

		44,789,864

U.S. Fixed Income Funds - 16.9%
Transamerica Core Bond (A)	595,659	5,069,060
Transamerica Floating Rate (A)	447,112	4,041,891
Transamerica High Yield Bond (A)	4,480,987	35,937,513
Transamerica Long Credit (A)	2,146,909	20,331,234

		65,379,698

Total Investment Companies (Cost $346,448,731)		376,963,681

	Principal	Value

U.S. GOVERNMENT OBLIGATION - 2.1%
U.S. Treasury - 2.1%
U.S. Treasury Notes
4.13%, 01/31/2025 (B)	$8,085,900	$8,029,678

Total U.S. Government Obligation (Cost $8,045,051)		8,029,678

REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 2.50% (C), dated 06/28/2024, to be repurchased at $2,728,966 on 07/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 03/31/2026, and with a value of $2,783,026.	2,728,398	2,728,398

Total Repurchase Agreement (Cost $2,728,398)		2,728,398

Total Investments (Cost $357,222,180)		387,721,757

Net Other Assets (Liabilities) - (0.0)% (D)		(80,414)

Net Assets - 100.0%		$387,641,343

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	253	09/30/2024	$26,788,858	$26,964,266	$175,408	$—
10-Year Canada Government Bonds	89	09/18/2024	7,762,291	7,811,286	48,995	—
CAD Currency	181	09/17/2024	13,193,721	13,249,200	55,479	—
Euro-BTP Italy Government Bonds	171	09/06/2024	21,415,707	21,113,349	—	(302,358)
MSCI EAFE Mini Index	420	09/20/2024	48,742,214	49,207,200	464,986	—
MSCI Emerging Markets Index	221	09/20/2024	12,006,590	12,024,610	18,020	—
S&P/TSX 60 Index	154	09/19/2024	29,218,887	29,504,331	285,444	—
U.K. Gilt	105	09/26/2024	12,862,389	12,950,509	88,120	—

Total					$1,136,452	$(302,358)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	(173)	09/30/2024	$(35,238,952)	$(35,329,844)	$—	$(90,892)
10-Year U.S. Treasury Notes	(80)	09/19/2024	(8,746,707)	(8,798,750)	—	(52,043)
10-Year U.S. Treasury Ultra Notes	(132)	09/19/2024	(14,843,535)	(14,986,125)	—	(142,590)
EURO STOXX 50® Index	(200)	09/20/2024	(10,452,070)	(10,551,004)	—	(98,934)
German Euro Bund	(119)	09/06/2024	(16,599,505)	(16,774,061)	—	(174,556)
JPY Currency	(146)	09/16/2024	(11,757,119)	(11,483,812)	273,307	—
S&P 500® E-Mini Index	(100)	09/20/2024	(27,512,287)	(27,607,500)	—	(95,213)
S&P/ASX 200 Index	(12)	09/19/2024	(1,549,192)	(1,555,410)	—	(6,218)

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

FUTURES CONTRACTS (continued):

Short Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
TOPIX Index	(19)	09/12/2024	$(3,204,803)	$(3,319,007)	$—	$(114,204)
U.S. Treasury Ultra Bonds	(32)	09/19/2024	(3,966,679)	(4,011,000)	—	(44,321)

Total					$273,307	$(818,971)

Total Futures Contracts					$1,409,759	$(1,121,329)

INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value

ASSETS
Investments
Investment Companies	$376,963,681	$—	$—	$376,963,681
U.S. Government Obligation	—	8,029,678	—	8,029,678
Repurchase Agreement	—	2,728,398	—	2,728,398

Total Investments	$376,963,681	$10,758,076	$—	$387,721,757

Other Financial Instruments
Futures Contracts (F)	$1,409,759	$—	$—	$1,409,759

Total Other Financial Instruments	$1,409,759	$—	$—	$1,409,759

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(1,121,329)	$—	$—	$(1,121,329)

Total Other Financial Instruments	$(1,121,329)	$—	$—	$(1,121,329)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Affiliated investment in the Class I2 shares of funds within Transamerica Funds and/or affiliated investment in the Initial Class shares of funds within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2024	Shares as of June 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP	$70,771,688	$—	$(15,739,411)	$(361,311)	$145,802	$54,816,768	5,662,889	$—	$—

Transamerica BlackRock Real Estate Securities VP	1,070,643	—	—	—	(38,552)	1,032,091	110,148	—	—

Transamerica Core Bond	8,766,973	156,680	(3,586,694)	(558,822)	290,923	5,069,060	595,659	156,680	—

Transamerica Emerging Markets Opportunities	41,965	—	—	—	3,054	45,019	5,656	—	—

Transamerica Floating Rate	3,885,976	164,642	—	—	(8,727)	4,041,891	447,112	164,642	—

Transamerica High Yield Bond	35,203,962	1,124,794	—	—	(391,243)	35,937,513	4,480,987	1,124,794	—

Transamerica International Equity	69,530,527	12,919,150	(14,023,700)	2,451,358	387,668	71,265,003	3,413,075	—	—

Transamerica International Focus	107,339,265	12,238,324	(41,631,446)	359,818	2,278,026	80,583,987	9,732,366	—	—

Transamerica International Small Cap Value	48,111,816	3,715,291	—	—	3,071,438	54,898,545	3,667,237	—	—

Transamerica Large Cap Value	5,981,973	504	(6,105,223)	(169,522)	376,904	84,636	6,041	504	—

Transamerica Long Credit	16,856,261	4,546,433	—	—	(1,071,460)	20,331,234	2,146,909	510,281	—

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2024	Shares as of June 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Unconstrained Bond	$12,225,701	$356,402	$(8,273,728)	$30,650	$(186,319)	$4,152,706	474,595	$337,392	$—

Transamerica WMC US Growth VP	20,242,874	17,832,756	—	—	6,629,598	44,705,228	1,047,452	—	—

Total	$400,029,624	$53,054,976	$(89,360,202)	$1,752,171	$11,487,112	$376,963,681	31,790,126	$2,294,293	$—

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $8,029,678.
(C)	Rate disclosed reflects the yield at June 30, 2024.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION(S):

CAD	Canadian Dollar
JPY	Japanese Yen

PORTFOLIO ABBREVIATION(S):

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan International Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES At June 30, 2024 (unaudited)	STATEMENT OF OPERATIONS For the period ended June 30, 2024 (unaudited)

Assets:
Affiliated investments, at value (cost $346,448,731)	$376,963,681
Unaffiliated investments, at value (cost $8,045,051)	8,029,678
Repurchase agreement, at value (cost $2,728,398)	2,728,398
Receivables and other assets:
Shares of beneficial interest sold	829
Dividends from affiliated investments	333,800
Interest	138,017
Variation margin receivable on futures contracts	428,169
Prepaid expenses	1,548

Total assets	388,624,120

Liabilities:
Payables and other liabilities:
Investments purchased	333,800
Shares of beneficial interest redeemed	463,235
Due to custodian	91
Investment management fees	36,845
Distribution and service fees	72,211
Transfer agent costs	405
Trustee and CCO fees	1,230
Audit and tax fees	12,549
Custody fees	9,058
Legal fees	9,148
Printing and shareholder reports fees	33,943
Other accrued expenses	10,262

Total liabilities	982,777

Net assets	$387,641,343

Net assets consist of:
Capital stock ($0.01 par value)	$418,116
Additional paid-in capital	371,320,673
Total distributable earnings (accumulated losses)	15,902,554

Net assets	$387,641,343

Net assets by class:
Initial Class	$15,404,988
Service Class	372,236,355

Shares outstanding:
Initial Class	1,641,844
Service Class	40,169,722

Net asset value and offering price per share:
Initial Class	$9.38
Service Class	9.27

Investment income:
Dividend income from affiliated investments	$2,294,293
Interest income from unaffiliated investments	220,153
Total investment income	2,514,446

Expenses:
Investment management fees	241,580
Distribution and service fees:
Service Class	474,303
Transfer agent costs	2,271
Trustee and CCO fees	9,297
Audit and tax fees	12,148
Custody fees	8,981
Legal fees	16,636
Printing and shareholder reports fees	31,655
Other	13,975

Total expenses	810,846

Net investment income (loss)	1,703,600

Net realized gain (loss) on:
Affiliated investments	1,752,171
Unaffiliated investments	9,271
Futures contracts	(2,096,331)

Net realized gain (loss)	(334,889)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	11,487,112
Unaffiliated investments	(14,683)
Futures contracts	(3,355,060)
Translation of assets and liabilities denominated in foreign currencies	(17,942)

Net change in unrealized appreciation (depreciation)	8,099,427

Net realized and change in unrealized gain (loss)	7,764,538

Net increase (decrease) in net assets resulting from operations	$9,468,138

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan International Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023
From operations:
Net investment income (loss)	$1,703,600	$ 10,412,159
Net realized gain (loss)	(334,889)	(13,120,610)
Net change in unrealized appreciation (depreciation)	8,099,427	37,873,370

Net increase (decrease) in net assets resulting from operations	9,468,138	35,164,919

Dividends and/or distributions to shareholders:
Initial Class	—	(237,046)
Service Class	—	(5,383,997)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(5,621,043)

Capital share transactions:
Proceeds from shares sold:
Initial Class	897,811	670,485
Service Class	1,000,400	1,883,911
	1,898,211	2,554,396
Dividends and/or distributions reinvested:
Initial Class	—	237,046
Service Class	—	5,383,997
	—	5,621,043
Cost of shares redeemed:
Initial Class	(723,347)	(1,514,800)
Service Class	(33,616,134)	(63,055,106)

	(34,339,481)	(64,569,906)

Net increase (decrease) in net assets resulting from capital share transactions	(32,441,270)	(56,394,467)

Net increase (decrease) in net assets	(22,973,132)	(26,850,591)

Net assets:
Beginning of period/year	410,614,475	437,465,066
End of period/year	$387,641,343	$410,614,475

Capital share transactions - shares:
Shares issued:
Initial Class	96,756	75,522
Service Class	108,478	214,283
	205,234	289,805
Shares reinvested:
Initial Class	—	27,215
Service Class	—	624,594
	—	651,809
Shares redeemed:
Initial Class	(77,934)	(172,636)
Service Class	(3,654,019)	(7,275,558)
	(3,731,953)	(7,448,194)
Net increase (decrease) in shares outstanding:
Initial Class	18,822	(69,899)
Service Class	(3,545,541)	(6,436,681)
	(3,526,719)	(6,506,580)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan International Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020		December 31, 2019

Net asset value, beginning of period/year	$9.16		$8.53	$12.01	$11.16	$9.98		$9.48

Investment operations:
Net investment income (loss)(A)	0.05		0.25	0.15	0.47	0.16		0.24
Net realized and unrealized gain (loss)	0.17		0.52	(2.23)	0.56	1.29		1.34
Total investment operations	0.22		0.77	(2.08)	1.03	1.45		1.58

Dividends and/or distributions to shareholders:
Net investment income	—		(0.14)	(0.53)	(0.18)	(0.27)		(0.24)
Net realized gains	—		—	(0.87)	—	(0.00	)(B)	(0.84)
Total dividends and/or distributions to shareholders	—		(0.14)	(1.40)	(0.18)	(0.27)		(1.08)
Net asset value, end of period/year	$9.38		$9.16	$8.53	$12.01	$11.16		$9.98

Total return	2.40	%(C)	9.16%	(17.28)%	9.25%	14.90%		17.77%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,405		$14,859	$14,445	$18,219	$16,919		$15,762
Expenses to average net assets(D)	0.17	%(E)	0.18%	0.16%	0.16%	0.16%		0.16%
Net investment income (loss) to average net assets	1.10	%(E)	2.79%	1.58%	3.99%	1.69%		2.43%
Portfolio turnover rate	14	%(C)	35%	11%	19%	19%		17%

(A)	Calculated based on average number of shares outstanding.

(B)	Rounds to less than $0.01 or $(0.01).

(C)	Not annualized.

(D)	Does not include expenses of the underlying investments in which the Portfolio invests.

(E)	Annualized.

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020		December 31, 2019

Net asset value, beginning of period/year	$9.05		$8.43	$11.88	$11.05	$9.88		$9.38

Investment operations:
Net investment income (loss)(A)	0.04		0.21	0.13	0.42	0.13		0.21
Net realized and unrealized gain (loss)	0.18		0.53	(2.21)	0.56	1.28		1.34
Total investment operations	0.22		0.74	(2.08)	0.98	1.41		1.55

Dividends and/or distributions to shareholders:
Net investment income	—		(0.12)	(0.50)	(0.15)	(0.24)		(0.21)
Net realized gains	—		—	(0.87)	—	(0.00	)(B)	(0.84)
Total dividends and/or distributions to shareholders	—		(0.12)	(1.37)	(0.15)	(0.24)		(1.05)
Net asset value, end of period/year	$9.27		$9.05	$8.43	$11.88	$11.05		$9.88

Total return	2.43	%(C)	8.70%	(17.42)%	9.01%	14.54%		17.61%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$372,236		$395,755	$423,020	$590,096	$624,241		$624,312
Expenses to average net assets(D)	0.42	%(E)	0.43%	0.41%	0.41%	0.41%		0.41%
Net investment income (loss) to average net assets	0.85	%(E)	2.46%	1.29%	3.60%	1.42%		2.15%
Portfolio turnover rate	14	%(C)	35%	11%	19%	19%		17%

(A)	Calculated based on average number of shares outstanding.

(B)	Rounds to less than $0.01 or $(0.01).

(C)	Not annualized.

(D)	Does not include expenses of the underlying investments in which the Portfolio invests.

(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan International Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2024 by the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption,

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2024 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2024.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A)(B)	$312,523	$328,786	$768,450	$—	$—	$1,409,759

Total	$312,523	$328,786	$768,450	$—	$—	$1,409,759

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A)(B)	$(806,760)	$—	$(314,569)	$—	$—	$(1,121,329)

Total	$(806,760)	$—	$(314,569)	$—	$—	$(1,121,329)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)

Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2024.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(2,940,995)	$(1,166,384)	$2,011,048	$—	$—	$(2,096,331)

Total	$(2,940,995)	$(1,166,384)	$2,011,048	$—	$—	$(2,096,331)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(625,892)	$(653,877)	$(2,075,291)	$—	$—	$(3,355,060)

Total	$(625,892)	$(653,877)	$(2,075,291)	$—	$—	$(3,355,060)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2024.

Futures contracts:
Average notional value of contracts — long	$195,568,332
Average notional value of contracts — short	(78,515,169)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the Investment Manager’s judgment about the attractiveness,value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.

Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.

Risk management framework risk: The Portfolio is subject to a multi-factor risk management framework that is intended to reduce equity exposure under certain market conditions. This framework may impose a maximum equity exposure limit for the Portfolio in response to individual asset class momentum signals and a portfolio level volatility signal. The framework is intended to improve the Portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the Portfolionot achieving its stated asset mix goal or may cause the Portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may result in periods of underperformance, may fail to protect against market declines, may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in rising markets, may increase transaction costs at the Portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the Portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK FACTORS (continued)

accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the Portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate

First $10 billion	0.1225%
Over $10 billion	0.1025

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through

Initial Class	0.21%	May 1, 2025
Service Class	0.46	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate

Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities

Long-Term	U.S. Government	Long-Term	U.S. Government

$ 50,741,674	$ 5,826,550	$ 89,360,202	$ 3,589,407

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)

$ 357,222,180	$ 33,024,379	$ (2,236,372)	$ 30,788,007

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan International Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan International Moderate Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan International Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan International Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc. PO Box 219945 Kansas City, MO 64121-9945 Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value

COMMON STOCKS - 30.2%
Australia - 0.2%
BHP Group Ltd.	35,420	$1,008,472
Goodman Group, REIT	12,398	287,407
Rio Tinto Ltd.	3,267	259,350

		1,555,229

Austria - 0.0% (A)
Erste Group Bank AG	7,988	378,462

Belgium - 0.1%
KBC Group NV	8,704	614,290

Bermuda - 0.0% (A)
Arch Capital Group Ltd. (B)	2,382	240,320

Denmark - 0.4%
Carlsberg AS, Class B	4,894	587,232
Novo Nordisk AS, Class B	26,276	3,794,303

		4,381,535

Finland - 0.1%
Nordea Bank Abp	50,191	597,454

France - 1.6%
Air Liquide SA	4,536	783,471
Airbus SE	7,408	1,017,564
Capgemini SE	2,009	399,541
Cie Generale des Etablissements Michelin SCA	21,077	815,090
Dassault Systemes SE	12,827	484,919
Legrand SA	18,501	1,835,537
L’Oreal SA	1,256	551,564
LVMH Moet Hennessy Louis Vuitton SE	5,353	4,090,925
Pernod Ricard SA	2,806	380,744
Safran SA	9,048	1,912,798
Sanofi SA	6,734	648,627
TotalEnergies SE	10,324	689,151
Vinci SA	21,970	2,314,762

		15,924,693

Germany - 0.6%
Allianz SE	2,233	620,577
Deutsche Boerse AG	3,409	697,681
Deutsche Telekom AG	27,369	688,219
Infineon Technologies AG	11,752	431,756
Muenchener Rueckversicherungs-Gesellschaft AG	6,904	3,452,924
SAP SE	1,866	378,736

		6,269,893

Hong Kong - 0.2%
AIA Group Ltd.	155,000	1,051,984
Hong Kong Exchanges & Clearing Ltd.	20,900	669,631
Techtronic Industries Co. Ltd.	33,500	382,659

		2,104,274

India - 0.1%
HDFC Bank Ltd., ADR	8,340	536,512

	Shares	Value

COMMON STOCKS (continued)
Ireland - 0.1%
Medtronic PLC	3,156	$248,409
Trane Technologies PLC	2,914	958,502

		1,206,911

Italy - 0.1%
UniCredit SpA	23,061	854,646

Japan - 1.5%
Bridgestone Corp. (C)	11,400	447,951
Daikin Industries Ltd.	4,800	667,388
Hitachi Ltd.	49,000	1,096,706
Hoya Corp.	5,200	604,550
ITOCHU Corp.	20,900	1,020,254
Keyence Corp.	1,900	833,147
Mitsubishi UFJ Financial Group, Inc.	51,800	556,667
Mitsui Fudosan Co. Ltd.	58,900	537,601
Nippon Telegraph & Telephone Corp.	413,500	390,138
Recruit Holdings Co. Ltd.	12,800	684,751
Shimano, Inc.	3,300	509,593
Shin-Etsu Chemical Co. Ltd.	102,000	3,954,727
Sony Group Corp.	13,100	1,110,597
Terumo Corp.	38,500	634,847
Tokio Marine Holdings, Inc.	39,700	1,481,748

		14,530,665

Mexico - 0.1%
Wal-Mart de Mexico SAB de CV	215,594	736,402

Netherlands - 0.5%
ASML Holding NV	1,723	1,779,188
Heineken NV	18,308	1,770,509
Koninklijke KPN NV	197,241	756,222
NXP Semiconductors NV	1,444	388,566
Stellantis NV	20,434	404,194

		5,098,679

Republic of Korea - 0.3%
Samsung Electronics Co. Ltd.	14,495	858,222
Samsung Electronics Co. Ltd., GDR (D)	441	652,680
SK Hynix, Inc.	10,282	1,766,577

		3,277,479

Singapore - 0.2%
DBS Group Holdings Ltd.	58,980	1,556,707

Spain - 0.1%
Banco Santander SA	117,686	545,798
Industria de Diseno Textil SA	15,725	780,735

		1,326,533

Sweden - 0.2%
Atlas Copco AB, A Shares	34,678	651,746
Sandvik AB	16,842	337,508
Volvo AB, B Shares	31,861	814,937

		1,804,191

Switzerland - 0.7%
Chubb Ltd.	1,623	413,995
Cie Financiere Richemont SA, Class A	4,317	673,893

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value

COMMON STOCKS (continued)
Switzerland (continued)
Garmin Ltd.	2,653	$432,227
Nestle SA	44,284	4,520,817
UBS Group AG	28,558	840,736

		6,881,668

Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	71,000	2,114,144
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	16,188	2,813,636

		4,927,780

United Kingdom - 1.7%
3i Group PLC	27,579	1,068,887
AstraZeneca PLC	17,579	2,745,701
BP PLC	336,203	2,019,572
Diageo PLC	34,008	1,070,223
Ferguson PLC	1,547	297,930
InterContinental Hotels Group PLC	6,769	712,430
Lloyds Banking Group PLC	1,123,193	777,214
London Stock Exchange Group PLC	5,624	668,274
Next PLC	4,364	498,474
RELX PLC	41,468	1,907,727
Rio Tinto PLC	7,611	500,391
Shell PLC	81,364	2,914,831
SSE PLC	51,644	1,168,242
TechnipFMC PLC	25,340	662,641

		17,012,537

United States - 20.9%
AbbVie, Inc.	14,732	2,526,833
Advanced Micro Devices, Inc. (B)	13,028	2,113,272
Air Lease Corp.	4,187	199,008
Albertsons Cos., Inc., Class A	14,664	289,614
Alnylam Pharmaceuticals, Inc. (B)	1,257	305,451
Alphabet, Inc., Class C	17,660	3,239,197
Amazon.com, Inc. (B)	57,862	11,181,831
American Express Co.	2,519	583,274
American Homes 4 Rent, Class A, REIT	11,327	420,911
AMETEK, Inc.	3,137	522,969
Analog Devices, Inc.	3,955	902,768
Apple Hospitality, Inc., REIT	15,393	223,814
Apple, Inc.	52,037	10,960,033
Arista Networks, Inc. (B)	1,341	469,994
AutoZone, Inc. (B)	546	1,618,399
Axalta Coating Systems Ltd. (B)	10,909	372,761
Bank of America Corp.	77,197	3,070,125
Bath & Body Works, Inc.	9,456	369,257
Berkshire Hathaway, Inc., Class B (B)	4,473	1,819,616
Best Buy Co., Inc.	3,196	269,391
Blackstone, Inc.	4,912	608,106
Booking Holdings, Inc.	267	1,057,720
Booz Allen Hamilton Holding Corp.	3,035	467,087
Bristol-Myers Squibb Co.	13,769	571,827
Brixmor Property Group, Inc., REIT	17,447	402,851
Broadcom, Inc.	1,238	1,987,646
Capital One Financial Corp.	10,039	1,389,900

	Shares	Value

COMMON STOCKS (continued)
United States (continued)
Carlisle Cos., Inc.	1,354	$548,654
Carter’s, Inc.	6,361	394,191
CBRE Group, Inc., Class A (B)	2,991	266,528
CDW Corp.	960	214,886
Cencora, Inc.	3,240	729,972
Charles Schwab Corp.	13,506	995,257
Chevron Corp.	13,141	2,055,515
Cigna Group	1,140	376,850
Cisco Systems, Inc.	4,808	228,428
Citizens Financial Group, Inc.	11,597	417,840
CME Group, Inc.	4,521	888,829
CNA Financial Corp.	6,155	283,561
Coca-Cola Co.	30,584	1,946,672
Columbia Sportswear Co.	2,542	201,021
Confluent, Inc., Class A (B)	10,370	306,226
ConocoPhillips	9,326	1,066,708
Constellation Brands, Inc., Class A	1,652	425,027
Cooper Cos., Inc.	4,340	378,882
Copart, Inc. (B)	9,290	503,146
Corpay, Inc. (B)	1,151	306,638
Coterra Energy, Inc.	9,618	256,512
Crowdstrike Holdings, Inc., Class A (B)	1,609	616,553
CVS Health Corp.	6,917	408,518
Deere & Co.	1,903	711,018
Dick’s Sporting Goods, Inc.	1,938	416,379
Digital Realty Trust, Inc., REIT	7,359	1,118,936
Dominion Energy, Inc.	16,500	808,500
Domino’s Pizza, Inc.	573	295,857
DoorDash, Inc., Class A (B)	4,096	445,563
Dover Corp.	3,234	583,575
EastGroup Properties, Inc., REIT	1,097	186,600
Eaton Corp. PLC	806	252,721
Edison International	4,418	317,257
elf Beauty, Inc. (B)	2,277	479,809
Eli Lilly & Co.	2,118	1,917,595
Energizer Holdings, Inc.	6,211	183,473
Entegris, Inc.	4,009	542,819
Entergy Corp.	1,642	175,694
EOG Resources, Inc.	9,326	1,173,864
Expedia Group, Inc. (B)	4,575	576,404
Exxon Mobil Corp.	20,657	2,378,034
Federal Realty Investment Trust, REIT	3,656	369,146
FedEx Corp.	2,476	742,404
Fidelity National Information Services, Inc.	13,297	1,002,062
Fifth Third Bancorp	4,813	175,626
First Citizens BancShares, Inc., Class A	349	587,580
Fiserv, Inc. (B)	6,645	990,371
Fortune Brands Innovations, Inc.	5,176	336,129
General Dynamics Corp.	1,890	548,365
Graphic Packaging Holding Co.	16,057	420,854
HCA Healthcare, Inc.	2,134	685,612
Henry Schein, Inc. (B)	6,961	446,200
Hilton Worldwide Holdings, Inc.	2,939	641,290
Home Depot, Inc.	796	274,015
Honeywell International, Inc.	10,863	2,319,685
Hubbell, Inc.	983	359,267

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (continued)
HubSpot, Inc. (B)	826	$487,167
IAC, Inc. (B)	8,898	416,871
Ingersoll Rand, Inc.	6,140	557,758
Interactive Brokers Group, Inc., Class A	4,122	505,357
International Business Machines Corp.	1,849	319,785
Intuit, Inc.	1,515	995,673
Intuitive Surgical, Inc. (B)	1,909	849,219
ITT, Inc.	3,337	431,074
Johnson & Johnson	13,109	1,916,011
Kenvue, Inc.	10,848	197,217
Keurig Dr. Pepper, Inc.	17,362	579,891
Kimco Realty Corp., REIT	24,587	478,463
Kinder Morgan, Inc.	33,594	667,513
KKR & Co., Inc.	4,688	493,365
Kraft Heinz Co.	11,656	375,556
Labcorp Holdings, Inc.	2,255	458,915
Lam Research Corp.	846	900,863
Lamar Advertising Co., Class A, REIT	3,752	448,477
Liberty Broadband Corp., Class C (B)	3,378	185,182
Liberty Media Corp. - Liberty Live, Class C (B)	3,281	125,564
Liberty Media Corp. - Liberty SiriusXM, Class C (B)	11,180	247,749
Loews Corp.	14,060	1,050,844
Lowe’s Cos., Inc.	2,997	660,719
M&T Bank Corp.	8,045	1,217,691
Martin Marietta Materials, Inc.	872	472,450
Mastercard, Inc., Class A	13,346	5,887,721
McDonald’s Corp.	1,392	354,737
McKesson Corp.	627	366,193
Merck & Co., Inc.	3,551	439,614
Meta Platforms, Inc., Class A	16,018	8,076,596
Mettler-Toledo International, Inc. (B)	116	162,120
MGIC Investment Corp.	19,304	416,001
Micron Technology, Inc.	10,213	1,343,316
Microsoft Corp.	35,456	15,847,059
Mid-America Apartment Communities, Inc., REIT	4,818	687,095
Middleby Corp. (B)	1,114	136,588
Mohawk Industries, Inc. (B)	3,930	446,409
Mondelez International, Inc., Class A	11,030	721,803
MongoDB, Inc. (B)	852	212,966
Moody’s Corp.	1,452	611,190
Morgan Stanley	9,360	909,698
Murphy USA, Inc.	722	338,950
Natera, Inc. (B)	5,832	631,547
Netflix, Inc. (B)	1,273	859,122
Newell Brands, Inc.	22,339	143,193
Nexstar Media Group, Inc.	1,622	269,268
NextEra Energy, Inc.	27,884	1,974,466
Northern Trust Corp.	5,306	445,598
Northrop Grumman Corp.	568	247,620
NVIDIA Corp.	105,367	13,017,039
Oracle Corp.	3,559	502,531
O’Reilly Automotive, Inc. (B)	993	1,048,668
Otis Worldwide Corp.	16,948	1,631,414
Packaging Corp. of America	3,242	591,860

	Shares	Value

COMMON STOCKS (continued)
United States (continued)
Palo Alto Networks, Inc. (B)	2,287	$775,316
PG&E Corp.	25,959	453,244
Philip Morris International, Inc.	4,938	500,368
Phillips 66	4,602	649,664
PNC Financial Services Group, Inc.	3,953	614,612
Pool Corp.	505	155,202
Post Holdings, Inc. (B)	4,600	479,136
Procter & Gamble Co.	4,082	673,203
Progressive Corp.	4,429	919,948
Prologis, Inc., REIT	12,164	1,366,139
Public Service Enterprise Group, Inc.	16,640	1,226,368
Public Storage, REIT	2,685	772,340
Quanta Services, Inc.	2,582	656,060
Ralph Lauren Corp.	793	138,823
Rayonier, Inc., REIT	7,855	228,502
Regency Centers Corp., REIT	7,580	471,476
Regeneron Pharmaceuticals, Inc. (B)	3,731	3,921,393
Regions Financial Corp.	25,759	516,210
Ross Stores, Inc.	8,602	1,250,043
Royalty Pharma PLC, Class A	7,741	204,130
RTX Corp.	5,985	600,834
Saia, Inc. (B)	927	439,667
Salesforce, Inc.	3,614	929,159
Silgan Holdings, Inc.	4,369	184,940
Snowflake, Inc., Class A (B)	2,057	277,880
Southern Co.	31,469	2,441,050
State Street Corp.	7,957	588,818
Stryker Corp.	4,118	1,401,149
Synopsys, Inc. (B)	916	545,075
Take-Two Interactive Software, Inc. (B)	2,731	424,643
TD SYNNEX Corp.	3,729	430,327
Teradyne, Inc.	3,506	519,905
Tesla, Inc. (B)	2,669	528,142
Texas Instruments, Inc.	3,423	665,876
Texas Roadhouse, Inc.	1,024	175,831
Thermo Fisher Scientific, Inc.	1,127	623,231
Timken Co.	3,204	256,737
TJX Cos., Inc.	17,595	1,937,209
T-Mobile US, Inc.	1,663	292,987
Trade Desk, Inc., Class A (B)	6,784	662,593
Travelers Cos., Inc.	3,974	808,073
Uber Technologies, Inc. (B)	43,966	3,195,449
Union Pacific Corp.	2,137	483,518
United Parcel Service, Inc., Class B	1,023	139,998
UnitedHealth Group, Inc.	6,529	3,324,959
Verizon Communications, Inc.	7,984	329,260
Vertex Pharmaceuticals, Inc. (B)	506	237,172
Vertiv Holdings Co.	4,077	352,946
W.R. Berkley Corp.	3,666	288,074
Wells Fargo & Co.	43,577	2,588,038
Welltower, Inc., REIT	13,489	1,406,228
Westrock Co.	6,621	332,771
Weyerhaeuser Co., REIT	21,011	596,502
Williams Cos., Inc.	16,985	721,862
Xcel Energy, Inc.	4,891	261,228

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (continued)
Yum! Brands, Inc.	14,061	$1,862,520
Zimmer Biomet Holdings, Inc.	2,747	298,132

		204,707,489

Total Common Stocks (Cost $245,964,367)		296,524,349

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.8%
COOF Securitization Trust Ltd., Interest Only STRIPS
2.90% (E), 06/25/2040 (F)	$ 43,918	3,007
Federal Farm Credit Banks Funding Corp.
2.10%, 02/25/2036	1,525,000	1,149,791
2.35%, 03/10/2036	2,660,000	2,056,742
2.50%, 04/14/2036	4,647,000	3,649,000
Federal Home Loan Banks
1.93%, 02/11/2036	3,000,000	2,215,971
2.09%, 02/22/2036	4,510,000	3,416,182
Federal Home Loan Mortgage Corp.
2.50%, 07/01/2050 - 05/01/2052	35,991,305	30,018,626
3.00%, 06/01/2052 - 08/01/2052	5,511,197	4,766,370
3.50%, 01/01/2032 - 04/01/2052	4,625,998	4,183,437
4.00%, 08/01/2047	$ 3,099,367	2,900,452
5.00%, 07/01/2052 - 01/01/2053	5,595,570	5,427,302
6.00%, 06/01/2053 - 11/01/2053	14,378,610	14,577,060
1-Year CMT + 2.25%, 6.36% (E), 02/01/2036	$ 8,000	8,130
1-Year RFUCC Treasury + 1.84%, 6.42% (E), 07/01/2040	15,413	15,863
6.50%, 09/01/2037 - 11/01/2037	3,011	3,034
1-Year CMT + 2.43%, 6.94% (E), 12/01/2031	$ 8,355	8,412
Federal Home Loan Mortgage Corp. REMICS
(4.44) * 1-Month SOFR Average + 23.93%, 0.23% (E), 06/15/2035	28,625	25,803
2.50%, 12/25/2047	3,258,825	2,822,229
5.00%, 06/15/2025	1,480	1,472
(3.62) * 1-Month SOFR Average + 26.80%,
5.50% (E), 05/15/2041	38,066	37,046
5.65% (E), 10/15/2038	$ 8,457	8,609
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 6.26%, 0.92% (E), 10/15/2037	116,265	10,636
Federal Home Loan Mortgage Corp. REMICS, Principal Only STRIPS
09/15/2032 - 01/15/2040	78,045	64,199
Federal National Mortgage Association
1.59%, 11/25/2028	$ 272,490	242,579
2.00%, 04/01/2052	1,142,713	904,355
2.50%, 08/01/2050 - 05/01/2052	18,944,667	15,776,180
3.00%, 07/01/2050 - 07/01/2060	41,680,340	35,862,010
3.50%, 08/01/2032 - 10/01/2050	5,495,821	4,965,974
4.00%, 11/01/2050	$ 397,351	370,770

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.50%, 09/01/2040	$ 72,211	$70,258
5.00%, 07/01/2052	3,976,632	3,859,529
5.50%, 07/01/2025 - 01/01/2059	5,666,846	5,652,204
6.00%, 07/01/2027 - 01/01/2053	7,233,096	7,287,426
6.50%, 11/01/2053	$ 3,192,561	3,266,999
7.00%, 11/01/2037	9,057	9,137
Federal National Mortgage Association REMICS
2.50%, 09/25/2048	4,228,401	3,669,527
5.00%, 10/25/2025 - 01/25/2046	1,352,139	1,329,992
Federal National Mortgage Association REMICS, Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 6.42%, 1.08% (E), 01/25/2041	$ 109,773	13,575
(1.00) * 1-Month SOFR Average + 6.49%, 1.15% (E), 08/25/2035 - 06/25/2036	99,329	8,504
(1.00) * 1-Month SOFR Average + 6.59%, 1.25% (E), 03/25/2036	$ 107,219	9,160
Federal National Mortgage Association REMICS, Principal Only STRIPS
12/25/2034 - 12/25/2043	417,937	316,509
Federal National Mortgage Association, Interest Only STRIPS
2.03% (E), 11/25/2033	$ 2,937,875	217,423
2.06% (E), 07/25/2030	2,432,230	164,199
2.10% (E), 11/25/2028	1,783,891	100,189
Federal National Mortgage Association, Principal Only STRIPS
08/25/2032	6,811	6,052
FREMF Mortgage Trust
3.79% (E), 04/25/2028 (F)	1,441,000	1,312,003
Government National Mortgage Association
2.00%, 04/20/2052	6,794,498	5,512,603
3.00%, 08/20/2051 - 01/20/2052	20,076,772	17,541,265
4.50%, 08/20/2052	$ 9,499,702	9,065,521
5.00%, 08/20/2052 - 09/20/2052	3,368,231	3,288,020
5.50%, 11/20/2052 - 04/20/2053	11,108,156	11,045,925
6.50%, 02/20/2054 - 05/20/2054	2,207,780	2,241,650
Government National Mortgage Association REMICS
1.65%, 01/20/2063 - 04/20/2063	6,109	5,644
4.00% (E), 11/16/2042	$ 63,355	59,409
(3.50) * 1-Month Term SOFR + 22.87%, 4.19% (E), 04/20/2037	14,946	15,898
5.00%, 04/20/2041	289,340	285,814
5.14% (E), 07/20/2060	366	375
1-Month Term SOFR + 0.56%, 5.50% (E), 03/20/2060 - 05/20/2062	3,500	3,459
1-Month Term SOFR + 0.66%, 5.99% (E), 04/20/2062 - 07/20/2062	903	899
1-Month Term SOFR + 0.76%, 6.09% (E), 05/20/2061	$ 1,012	1,006
1-Month Term SOFR + 1.11%, 6.44% (E), 12/20/2066	199,719	200,126

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association REMICS, Interest Only STRIPS
(1.00) * 1-Month Term SOFR + 6.49%, 1.15% (E), 05/20/2041	$31,746	$ 1,709
1.20% (E), 06/20/2067	1,373,032	42,314
7.50%, 04/20/2031	385	22
Government National Mortgage Association REMICS, Principal Only STRIPS
01/20/2038	4,859	4,431
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
0.87% (E), 08/25/2038 (F)	147,524	2,412
1.79% (E), 03/25/2039 (F)	141,599	4,122
3.30% (E), 04/25/2040 (F)	45,467	2,006
Resolution Funding Corp., Principal Only STRIPS
04/15/2030	400,000	305,869
Tennessee Valley Authority
4.25%, 09/15/2065 (C)	264,000	227,033
4.63%, 09/15/2060 (C)	155,000	144,315
5.88%, 04/01/2036	874,000	963,510
Tennessee Valley Authority, Interest Only STRIPS
07/15/2028	1,000,000	829,687

Total U.S. Government Agency Obligations (Cost $225,316,155)		214,578,971

CORPORATE DEBT SECURITIES - 21.2%
Australia - 0.2%
BHP Billiton Finance USA Ltd.
5.25%, 09/08/2030 - 09/08/2033	565,000	570,231
Commonwealth Bank of Australia
3.78%, 03/14/2032 (F)	375,000	328,925
National Australia Bank Ltd.
2.33%, 08/21/2030 (F)	415,000	343,537
Santos Finance Ltd.
3.65%, 04/29/2031 (F)	314,000	274,563
6.88%, 09/19/2033 (F)	320,000	338,725

		1,855,981

Brazil - 0.0% (A)
Vale Overseas Ltd.
6.13%, 06/12/2033	211,000	212,639
6.40%, 06/28/2054 (C)	223,000	220,368

		433,007

Canada - 0.5%
Air Canada Pass-Through Trust
3.75%, 06/15/2029 (F)	668,282	627,902
Bank of Nova Scotia
5.45%, 08/01/2029	442,000	446,713
Barrick Gold Corp.
6.45%, 10/15/2035	62,000	66,651
Canadian Imperial Bank of Commerce
5.26%, 04/08/2029	335,000	334,617

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Canadian Pacific Railway Co.
2.05%, 03/05/2030	$395,000	$ 337,233
4.70%, 05/01/2048	254,000	220,906
Enbridge, Inc.
5.30%, 04/05/2029	303,000	303,649
Fixed until 10/15/2028, 8.25% (E), 01/15/2084	408,000	425,121
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028 (F)	330,000	333,956
Fortis, Inc.
3.06%, 10/04/2026	648,000	614,824
Kinross Gold Corp.
6.25%, 07/15/2033	157,000	164,409
Manulife Financial Corp.
Fixed until 02/24/2027,4.06% (E), 02/24/2032	203,000	194,445
Nutrien Ltd.
5.20%, 06/21/2027	375,000	374,624
Rogers Communications, Inc.
3.80%, 03/15/2032	323,000	289,078
Teck Resources Ltd.
5.20%, 03/01/2042	127,000	113,958
TransCanada PipeLines Ltd.
6.10%, 06/01/2040	94,000	95,881
Transcanada Trust
Fixed until 08/15/2026, 5.88% (E), 08/15/2076	200,000	195,786

		5,139,753

Cayman Islands - 0.3%
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (F)	236,000	221,843
2.75%, 02/21/2028 (F)	767,000	689,451
2.88%, 02/15/2025 (F)	349,000	341,897
3.25%, 02/15/2027 (F)	95,000	88,921
4.25%, 04/15/2026 (F)	349,000	339,013
4.38%, 05/01/2026 (F)	333,000	323,902
5.50%, 01/15/2026 (F)	150,000	148,805
5.75%, 11/15/2029 (F)	630,000	626,066
6.38%, 05/04/2028 (F)	339,000	344,395

		3,124,293

Chile - 0.1%
Corp. Nacional del Cobre de Chile 6.44%, 01/26/2036 (F)	627,000	647,550

Denmark - 0.0% (A)
Danske Bank AS
Fixed until 04/01/2027, 4.30% (E), 04/01/2028 (F)	225,000	217,835
Fixed until 03/01/2029, 5.71% (E), 03/01/2030 (F)	200,000	200,677

		418,512

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Finland - 0.0% (A)
Nordea Bank Abp
Fixed until 09/13/2028, 4.63% (E), 09/13/2033 (F)	$270,000	$ 256,147

France - 0.6%
BNP Paribas SA
Fixed until 06/12/2028, 5.34% (E), 06/12/2029 (F)	820,000	819,699
Fixed until 08/16/2029 (F)(G), 7.75% (E)	300,000	302,634
BPCE SA
Fixed until 10/06/2025, 1.65% (E), 10/06/2026 (F)	935,000	884,673
Fixed until 10/19/2031, 3.12% (E), 10/19/2032 (F)	250,000	203,825
Fixed until 01/18/2026, 5.98% (E), 01/18/2027 (F)	250,000	250,153
Fixed until 10/19/2033, 7.00% (E), 10/19/2034 (F)	285,000	305,257
Credit Agricole SA
Fixed until 01/10/2034, 6.25% (E), 01/10/2035 (F)	435,000	438,415
Engie SA
5.25%, 04/10/2029 (F)	240,000	239,262
5.63%, 04/10/2034 (F)	205,000	203,673
5.88%, 04/10/2054 (F)	200,000	193,474
Societe Generale SA
Fixed until 06/09/2026, 1.79% (E), 06/09/2027 (F)	700,000	645,689
Fixed until 01/19/2027, 2.80% (E), 01/19/2028 (F)	409,000	377,434
Fixed until 01/19/2034, 6.07% (E), 01/19/2035 (F)	215,000	213,238
TotalEnergies Capital International SA
2.99%, 06/29/2041	484,000	353,621
TotalEnergies Capital SA
5.49%, 04/05/2054	329,000	326,046
5.64%, 04/05/2064	170,000	169,348

		5,926,441

Germany - 0.2%
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (E), 11/24/2026	450,000	427,063
Fixed until 11/16/2026, 2.31% (E), 11/16/2027	460,000	424,686
Fixed until 11/20/2028, 6.82% (E), 11/20/2029	555,000	577,500
Fixed until 07/13/2026, 7.15% (E), 07/13/2027	460,000	471,169

		1,900,418

Ireland - 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	584,000	544,821
3.00%, 10/29/2028	840,000	763,759
6.10%, 01/15/2027	255,000	258,804

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Ireland (continued)
AIB Group PLC
Fixed until 03/28/2034, 5.87% (E), 03/28/2035 (F)	$200,000	$ 199,151
Bank of Ireland Group PLC
Fixed until 03/20/2029, 5.60% (E), 03/20/2030 (F)	435,000	432,769
SMBC Aviation Capital Finance DAC
5.55%, 04/03/2034 (F)	310,000	303,873
Smurfit Kappa Treasury ULC
5.44%, 04/03/2034 (F)	270,000	267,557

		2,770,734

Italy - 0.3%
Eni SpA
5.70%, 10/01/2040 (F)	405,000	390,006
5.95%, 05/15/2054 (F)	200,000	197,474
Intesa Sanpaolo SpA
Fixed until 06/01/2041, 4.95% (E), 06/01/2042 (F)	310,000	232,301
6.63%, 06/20/2033 (F)	730,000	754,588
7.20%, 11/28/2033 (F)	375,000	401,671
UniCredit SpA
Fixed until 06/03/2026, 1.98% (E), 06/03/2027 (F)	480,000	447,505

		2,423,545

Japan - 0.1%
Takeda Pharmaceutical Co. Ltd.
5.30%, 07/05/2034 (H)	500,000	497,482
5.65%, 07/05/2044	200,000	197,139
5.65%, 07/05/2054 (H)	200,000	196,783
5.80%, 07/05/2064 (H)	200,000	196,259

		1,087,663

Jersey, Channel Islands - 0.0% (A)
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040 (F)	274,734	220,008

Mexico - 0.1%
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	200,000	155,237
Mexico City Airport Trust
5.50%, 07/31/2047 (F)	200,000	165,757
Petroleos Mexicanos
6.50%, 03/13/2027	250,000	238,127

		559,121

Netherlands - 0.3%
ABN AMRO Bank NV
Fixed until 09/18/2026, 6.34% (E), 09/18/2027 (F)	300,000	303,949
Braskem Netherlands Finance BV
7.25%, 02/13/2033 (C)(F)	248,000	233,852
Cooperatieve Rabobank UA
3.75%, 07/21/2026	960,000	924,095
ENEL Finance International NV
1.88%, 07/12/2028 (F)	200,000	176,188
2.25%, 07/12/2031 (F)	200,000	163,417

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
ENEL Finance International NV (continued)
3.50%, 04/06/2028 (F)	$200,000	$ 187,206
5.13%, 06/26/2029 (F)	355,000	349,713
5.50%, 06/26/2034 (F)	570,000	556,605

		2,895,025

Norway - 0.1%
Aker BP ASA
3.10%, 07/15/2031 (F)	383,000	326,350
6.00%, 06/13/2033 (F)	380,000	384,580

		710,930

Panama - 0.0% (A)
Banco Nacional de Panama
2.50%, 08/11/2030 (F)	300,000	230,713

Saudi Arabia - 0.0%(A)
Saudi Arabian Oil Co.
1.63%, 11/24/2025 (F)	200,000	189,408

Singapore - 0.2%
IBM International Capital Pte. Ltd.
4.75%, 02/05/2031	295,000	289,276
5.30%, 02/05/2054	200,000	188,009
Pepsico Singapore Financing I Pte. Ltd.
4.70%, 02/16/2034	384,000	375,332
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/2033	391,000	381,691
5.30%, 05/19/2053	54,000	52,375
5.34%, 05/19/2063	857,000	814,309

		2,100,992

Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA
Fixed until 03/19/2029 (G), 9.38% (E)	400,000	425,726
Banco Santander SA
Fixed until 09/14/2026, 1.72% (E), 09/14/2027	600,000	550,152
6.94%, 11/07/2033	400,000	437,671
Fixed until 11/21/2028 (G), 9.63% (E)	600,000	642,567
Fixed until 05/21/2033 (G), 9.63% (E)	400,000	443,456
CaixaBank SA
Fixed until 06/15/2034, 6.04% (E), 06/15/2035 (F)	200,000	201,001
Fixed until 09/13/2026, 6.68% (E), 09/13/2027 (F)	395,000	402,533
Fixed until 09/13/2033, 6.84% (E), 09/13/2034 (F)	245,000	259,203

		3,362,309

Sweden - 0.1%
Svenska Handelsbanken AB
5.50%, 06/15/2028 (F)	480,000	483,305

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Switzerland - 0.2%
UBS AG
7.50%, 02/15/2028	$825,000	$ 883,119
UBS Group AG
Fixed until 02/08/2034, 5.70% (E), 02/08/2035 (F)	325,000	325,392
Fixed until 11/13/2028 (F)(G), 9.25% (E)	200,000	215,188
Fixed until 11/13/2033 (F)(G), 9.25% (E)	200,000	223,982

		1,647,681

United Kingdom - 1.1%
Anglo American Capital PLC
4.00%, 09/11/2027 (F)	250,000	239,544
AstraZeneca PLC
6.45%, 09/15/2037	85,000	94,926
Barclays PLC
Fixed until 05/09/2026, 5.83% (E), 05/09/2027	643,000	644,025
Fixed until 09/13/2028, 6.49% (E), 09/13/2029	385,000	398,713
HSBC Holdings PLC
Fixed until 08/17/2028, 2.21% (E), 08/17/2029	830,000	729,987
Fixed until 05/17/2027, 5.60% (E), 05/17/2028	410,000	411,494
Fixed until 05/17/2031, 5.73% (E), 05/17/2032	205,000	205,712
Fixed until 08/14/2026, 5.89% (E), 08/14/2027	580,000	584,329
Fixed until 11/03/2027, 7.39% (E), 11/03/2028	485,000	513,024
Imperial Brands Finance PLC
3.50%, 07/26/2026 (F)	612,000	587,655
5.50%, 02/01/2030 (F)(H)	895,000	887,240
5.88%, 07/01/2034 (F)(H)	765,000	751,391
Nationwide Building Society
Fixed until 10/18/2026, 6.56% (E), 10/18/2027 (F)	695,000	709,091
NatWest Group PLC
Fixed until 03/01/2034, 5.78% (E), 03/01/2035	590,000	593,283
Fixed until 12/29/2025 (G), 6.00% (E)	370,000	361,913
Fixed until 11/10/2033 (G), 8.13% (E)	200,000	202,028
NatWest Markets PLC
5.41%, 05/17/2029 (F)	400,000	401,476
5.42%, 05/17/2027 (F)	300,000	299,870
Santander UK Group Holdings PLC
Fixed until 11/21/2025, 6.83% (E), 11/21/2026	885,000	896,791
Standard Chartered PLC
Fixed until 02/08/2029, 7.02% (E), 02/08/2030 (F)	915,000	967,066
Vodafone Group PLC
5.75%, 06/28/2054	110,000	107,053

		10,586,611

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States - 16.2%
7-Eleven, Inc.
2.50%, 02/10/2041 (F)	$195,000	$127,787
2.80%, 02/10/2051 (F)	232,000	139,126
AbbVie, Inc.
4.05%, 11/21/2039	930,000	810,298
4.25%, 11/21/2049	109,000	91,240
4.40%, 11/06/2042	161,000	141,925
4.50%, 05/14/2035	140,000	132,352
4.63%, 10/01/2042	432,000	390,793
4.80%, 03/15/2029	308,000	306,908
5.35%, 03/15/2044	160,000	158,761
5.40%, 03/15/2054	81,000	80,552
5.50%, 03/15/2064	62,000	61,579
AES Corp.
3.30%, 07/15/2025 (F)	172,000	167,679
5.45%, 06/01/2028	625,000	624,070
Aetna, Inc.
3.88%, 08/15/2047	151,000	110,129
4.13%, 11/15/2042	234,000	184,624
6.75%, 12/15/2037	201,000	214,878
Air Products & Chemicals, Inc.
4.85%, 02/08/2034	620,000	609,592
Albemarle Corp.
4.65%, 06/01/2027	44,000	43,298
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
4.88%, 02/15/2030 (F)	516,000	487,825
5.88%, 02/15/2028 (F)	79,000	78,079
Alliant Energy Finance LLC
1.40%, 03/15/2026 (F)	68,000	62,914
5.95%, 03/30/2029 (F)	515,000	527,451
Altria Group, Inc.
3.40%, 02/04/2041	472,000	341,640
6.88%, 11/01/2033	343,000	371,283
Amazon.com, Inc.
2.50%, 06/03/2050	127,000	78,152
2.70%, 06/03/2060	129,000	76,435
3.10%, 05/12/2051	178,000	123,070
3.88%, 08/22/2037	591,000	523,367
American Airlines Pass-Through Trust
3.38%, 11/01/2028	155,079	146,417
3.95%, 01/11/2032	39,790	36,759
4.10%, 07/15/2029	194,858	182,605
American Tower Corp.
5.20%, 02/15/2029	406,000	404,392
American Water Capital Corp.
5.45%, 03/01/2054	294,000	285,032
Amgen, Inc.
2.45%, 02/21/2030	576,000	502,707
4.20%, 02/22/2052	364,000	289,435
Amphenol Corp.
5.25%, 04/05/2034	321,000	320,666
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	802,000	766,498

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	$173,000	$165,342
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	147,000	130,041
4.38%, 04/15/2038	276,000	251,944
Antero Resources Corp.
5.38%, 03/01/2030 (F)	295,000	285,543
Apple, Inc.
2.70%, 08/05/2051	500,000	319,533
2.80%, 02/08/2061	54,000	33,368
Applied Materials, Inc.
4.80%, 06/15/2029	150,000	149,886
AT&T, Inc.
2.55%, 12/01/2033	910,000	725,164
3.50%, 09/15/2053	89,000	60,752
3.55%, 09/15/2055	348,000	235,982
3.65%, 09/15/2059	346,000	233,544
3.80%, 12/01/2057	158,000	110,830
5.40%, 02/15/2034	130,000	130,251
AutoZone, Inc.
5.40%, 07/15/2034	355,000	351,912
Bank of America Corp.
Fixed until 07/23/2030, 1.90% (E), 07/23/2031	225,000	185,496
Fixed until 10/24/2030, 1.92% (E), 10/24/2031	225,000	184,171
Fixed until 06/19/2040, 2.68% (E), 06/19/2041	70,000	49,104
Fixed until 10/22/2029, 2.88% (E), 10/22/2030	1,146,000	1,020,882
Fixed until 12/20/2027, 3.42% (E), 12/20/2028	1,117,000	1,050,453
Fixed until 07/21/2027, 3.59% (E), 07/21/2028	172,000	163,771
Fixed until 04/24/2027, 3.71% (E), 04/24/2028	605,000	579,544
Fixed until 01/20/2027, 3.82% (E), 01/20/2028	1,539,000	1,484,111
Fixed until 02/07/2029, 3.97% (E), 02/07/2030	602,000	570,507
Fixed until 04/27/2027, 4.38% (E), 04/27/2028	191,000	186,433
Fixed until 04/25/2028, 5.20% (E), 04/25/2029	736,000	735,186
Fixed until 01/23/2034, 5.47% (E), 01/23/2035	616,000	616,917
Fixed until 09/15/2028, 5.82% (E), 09/15/2029	1,322,000	1,350,288
BAT Capital Corp.
4.39%, 08/15/2037	419,000	354,494
4.54%, 08/15/2047	291,000	224,784
5.83%, 02/20/2031	486,000	492,857
6.00%, 02/20/2034	173,000	175,375
7.08%, 08/02/2043	410,000	433,967
Baxter International, Inc.
2.54%, 02/01/2032 (C)	1,787,000	1,468,383
Berkshire Hathaway Energy Co.
4.60%, 05/01/2053	65,000	54,261

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	$ 68,000	$52,841
Berry Global, Inc.
5.65%, 01/15/2034 (F)	740,000	724,300
5.80%, 06/15/2031 (F)	545,000	544,850
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051 (F)	200,000	151,553
5.38%, 01/09/2036 (F)	640,000	624,604
6.05%, 01/15/2029 (F)	219,000	225,226
Biogen, Inc.
2.25%, 05/01/2030	1,120,000	954,158
Boeing Co.
2.95%, 02/01/2030	232,000	198,770
3.25%, 02/01/2035	63,000	48,198
3.60%, 05/01/2034	201,000	162,130
3.63%, 02/01/2031	186,000	163,053
3.95%, 08/01/2059	492,000	315,195
5.15%, 05/01/2030	205,000	197,027
5.81%, 05/01/2050	404,000	365,773
6.53%, 05/01/2034 (F)	49,000	50,263
6.86%, 05/01/2054 (F)	277,000	285,578
7.01%, 05/01/2064 (F)	134,000	137,876
Bristol-Myers Squibb Co.
2.35%, 11/13/2040	61,000	40,643
3.70%, 03/15/2052	290,000	213,779
3.90%, 03/15/2062	161,000	116,582
4.90%, 02/22/2029	232,000	231,668
5.10%, 02/22/2031	98,000	98,476
5.20%, 02/22/2034	87,000	86,987
5.55%, 02/22/2054	349,000	345,931
5.65%, 02/22/2064	263,000	258,165
6.25%, 11/15/2053	275,000	296,822
6.40%, 11/15/2063	125,000	136,512
Broadcom, Inc.
3.14%, 11/15/2035 (F)	619,000	496,963
3.42%, 04/15/2033 (F)	593,000	512,107
Burlington Northern Santa Fe LLC
3.90%, 08/01/2046	217,000	172,078
4.15%, 04/01/2045	55,000	45,711
4.38%, 09/01/2042	55,000	48,006
5.20%, 04/15/2054	213,000	205,362
5.50%, 03/15/2055	175,000	176,474
Cardinal Health, Inc.
5.45%, 02/15/2034	223,000	222,424
Celanese US Holdings LLC
6.35%, 11/15/2028	203,000	208,687
Cencora, Inc.
2.70%, 03/15/2031	1,001,000	855,930
2.80%, 05/15/2030	90,000	79,450
5.13%, 02/15/2034	79,000	77,726
CenterPoint Energy Resources Corp.
5.40%, 07/01/2034	450,000	446,495
CenterPoint Energy, Inc.
2.95%, 03/01/2030	120,000	106,273
5.40%, 06/01/2029	420,000	421,766

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
CF Industries, Inc.
4.95%, 06/01/2043	$209,000	$183,039
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	89,000	76,117
2.80%, 04/01/2031	278,000	227,629
3.50%, 06/01/2041 - 03/01/2042	818,000	550,475
3.70%, 04/01/2051	761,000	465,037
6.38%, 10/23/2035	70,000	68,400
6.55%, 06/01/2034	180,000	180,562
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	214,000	197,905
Cheniere Energy Partners LP
3.25%, 01/31/2032	396,000	337,946
4.50%, 10/01/2029	603,000	574,461
Cheniere Energy, Inc.
4.63%, 10/15/2028	309,000	299,876
Chesapeake Energy Corp.
5.88%, 02/01/2029 (F)	348,000	344,503
6.75%, 04/15/2029 (F)	531,000	532,044
Cisco Systems, Inc.
5.30%, 02/26/2054	125,000	123,135
Citigroup, Inc.
Fixed until 05/01/2031, 2.56% (E), 05/01/2032	277,000	231,214
Fixed until 11/05/2029, 2.98% (E), 11/05/2030	541,000	482,188
Fixed until 10/27/2027, 3.52% (E), 10/27/2028	1,288,000	1,217,712
Fixed until 07/24/2027, 3.67% (E), 07/24/2028	715,000	681,688
Fixed until 12/10/2025 (G), 4.00% (E)	433,000	414,699
Fixed until 04/23/2028, 4.08% (E), 04/23/2029	250,000	239,789
Fixed until 06/11/2034, 5.45% (E), 06/11/2035	265,000	263,500
Fixed until 02/13/2034, 5.83% (E), 02/13/2035	1,035,000	1,027,616
Fixed until 05/25/2033, 6.17% (E), 05/25/2034	195,000	198,582
Fixed until 08/15/2029 (G), 7.13% (E)	585,000	583,587
Coca-Cola Co.
5.30%, 05/13/2054	170,000	169,861
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030 (F)	125,000	127,796
6.04%, 11/15/2033 (F)	418,000	427,944
Comcast Corp.
2.65%, 02/01/2030	187,000	165,703
2.80%, 01/15/2051	91,000	56,544
2.89%, 11/01/2051	915,000	574,013
2.94%, 11/01/2056	842,000	511,004
3.20%, 07/15/2036	409,000	331,357
3.75%, 04/01/2040	174,000	142,081
5.30%, 06/01/2034 (C)	245,000	246,128

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Commonwealth Edison Co.
3.65%, 06/15/2046	$119,000	$88,846
4.70%, 01/15/2044	91,000	81,301
ConocoPhillips Co.
5.70%, 09/15/2063	207,000	207,143
Consolidated Edison Co. of New York, Inc.
5.70%, 05/15/2054	317,000	317,937
Constellation Brands, Inc.
3.15%, 08/01/2029	87,000	78,959
Constellation Energy Generation LLC
5.60%, 06/15/2042	125,000	120,924
5.75%, 03/15/2054	172,000	167,553
6.50%, 10/01/2053	338,000	360,561
Continental Resources, Inc.
2.27%, 11/15/2026 (F)	250,000	232,086
COPT Defense Properties LP
2.00%, 01/15/2029	147,000	124,716
2.75%, 04/15/2031	311,000	257,632
Cox Communications, Inc.
4.80%, 02/01/2035 (F)	161,000	145,872
Crown Castle, Inc.
3.65%, 09/01/2027	544,000	517,156
5.00%, 01/11/2028	165,000	163,062
5.60%, 06/01/2029	397,000	400,623
CSX Corp.
2.50%, 05/15/2051	361,000	214,287
CVS Health Corp.
2.70%, 08/21/2040	576,000	384,290
3.25%, 08/15/2029	147,000	133,512
4.78%, 03/25/2038	178,000	159,343
5.70%, 06/01/2034 (C)	401,000	400,632
5.88%, 06/01/2053	366,000	352,138
CVS Pass-Through Trust
6.20%, 10/10/2025 (F)	16,734	16,707
Danaher Corp.
2.80%, 12/10/2051	149,000	94,654
Darden Restaurants, Inc.
6.30%, 10/10/2033 (C)	303,000	313,119
Dell International LLC/EMC Corp.
3.38%, 12/15/2041	125,000	91,816
Diamondback Energy, Inc.
5.40%, 04/18/2034	119,000	117,960
5.75%, 04/18/2054	92,000	89,576
6.25%, 03/15/2033	156,000	163,697
Discovery Communications LLC
3.63%, 05/15/2030	56,000	49,299
Dominion Energy, Inc.
Fixed until 01/15/2027 (G), 4.35% (E)	350,000	328,294
Fixed until 11/03/2029, 6.88% (E), 02/01/2055	150,000	153,418
Fixed until 03/03/2034, 7.00% (E), 06/01/2054	100,000	104,042
Dow Chemical Co.
4.38%, 11/15/2042	170,000	140,667
4.80%, 05/15/2049	232,000	198,859

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
DTE Energy Co.
5.85%, 06/01/2034	$343,000	$348,719
Duke Energy Carolinas LLC
4.00%, 09/30/2042	152,000	122,866
Duke Energy Corp.
5.80%, 06/15/2054	310,000	302,730
Duke Energy Florida LLC
1.75%, 06/15/2030	181,000	150,278
Duke Energy Indiana LLC
2.75%, 04/01/2050	178,000	108,349
3.75%, 05/15/2046	158,000	120,282
5.25%, 03/01/2034	495,000	494,082
5.40%, 04/01/2053	45,000	42,679
Duke Energy Ohio, Inc.
5.25%, 04/01/2033	87,000	86,406
5.55%, 03/15/2054	167,000	161,663
5.65%, 04/01/2053	31,000	30,089
Duke Energy Progress LLC
2.90%, 08/15/2051	227,000	141,455
5.25%, 03/15/2033	166,000	165,826
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (F)	335,000	315,020
Eastman Chemical Co.
5.75%, 03/08/2033	254,000	256,664
Edison International
Fixed until 12/15/2026 (G), 5.00% (E)	350,000	332,928
5.45%, 06/15/2029	350,000	349,958
Electronic Arts, Inc.
1.85%, 02/15/2031	423,000	346,156
2.95%, 02/15/2051	128,000	83,378
Elevance Health, Inc.
2.88%, 09/15/2029	153,000	137,814
4.63%, 05/15/2042	118,000	104,263
4.65%, 01/15/2043	103,000	91,210
6.10%, 10/15/2052	130,000	136,965
Emera US Finance LP
2.64%, 06/15/2031	266,000	219,955
4.75%, 06/15/2046	188,000	155,233
Energy Transfer LP
5.63%, 05/01/2027 (F)	754,000	750,824
5.75%, 02/15/2033	175,000	176,835
6.00%, 02/01/2029 (F)	1,134,000	1,141,949
6.40%, 12/01/2030	321,000	337,546
6.55%, 12/01/2033	91,000	96,431
Fixed until 05/15/2030 (G), 7.13% (E)	140,000	138,649
7.38%, 02/01/2031 (F)	187,000	195,176
EnLink Midstream LLC
5.38%, 06/01/2029	346,000	338,769
5.63%, 01/15/2028 (F)	205,000	203,826
6.50%, 09/01/2030 (F)	219,000	224,261
Entergy Arkansas LLC
4.95%, 12/15/2044	61,000	53,061
5.75%, 06/01/2054	80,000	79,788

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Entergy Corp.
Fixed until 09/01/2029, 7.13% (E), 12/01/2054	$360,000	$356,872
Entergy Louisiana LLC
1.60%, 12/15/2030	172,000	138,599
2.90%, 03/15/2051	331,000	201,675
5.70%, 03/15/2054	129,000	127,546
Entergy Mississippi LLC
3.50%, 06/01/2051	46,000	32,131
Entergy Texas, Inc.
3.45%, 12/01/2027	35,000	32,932
Enterprise Products Operating LLC
6.65%, 10/15/2034	228,000	250,531
EQM Midstream Partners LP
4.75%, 01/15/2031 (F)	210,000	196,379
6.38%, 04/01/2029 (F)	325,000	328,278
EQT Corp.
3.13%, 05/15/2026 (F)	125,000	119,449
Equinix Europe 2 Financing Corp. LLC
5.50%, 06/15/2034	415,000	415,481
Equitable Holdings, Inc.
4.57%, 02/15/2029(F)	152,000	146,211
Essex Portfolio LP
1.70%, 03/01/2028	290,000	254,621
2.65%, 03/15/2032	128,000	106,123
5.50%, 04/01/2034	98,000	97,318
Evergy Metro, Inc.
2.25%, 06/01/2030	149,000	126,830
Evergy Missouri West, Inc.
5.65%, 06/01/2034(F)	275,000	276,964
Exelon Corp.
5.60%, 03/15/2053	145,000	140,063
Extra Space Storage LP
5.50%, 07/01/2030	429,000	432,549
5.90%, 01/15/2031	339,000	346,666
Exxon Mobil Corp.
3.00%, 08/16/2039	302,000	230,356
FedEx Corp.
3.25%, 05/15/2041	140,000	103,214
Fells Point Funding Trust
3.05%, 01/31/2027 (F)	1,229,000	1,157,073
Fifth Third Bancorp
Fixed until 04/25/2032, 4.34%(E), 04/25/2033	149,000	135,999
Fixed until 01/29/2031, 5.63% (E), 01/29/2032	98,000	97,239
FirstEnergy Corp.
2.65%, 03/01/2030	311,000	270,355
FirstEnergy Transmission LLC
2.87%, 09/15/2028 (F)	415,000	379,237
4.55%, 04/01/2049 (F)	688,000	571,599
Ford Motor Co.
3.25%, 02/12/2032	837,000	692,678
Ford Motor Credit Co. LLC
4.95%, 05/28/2027	230,000	224,513
5.85%, 05/17/2027	200,000	200,046
6.05%, 03/05/2031	410,000	410,859

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	$126,000	$120,715
4.63%, 08/01/2030 (C)	54,000	51,977
GE Capital Funding LLC
4.55%, 05/15/2032	200,000	191,250
General Motors Co.
5.15%, 04/01/2038	98,000	90,377
5.95%, 04/01/2049	125,000	121,946
General Motors Financial Co., Inc.
5.75%, 02/08/2031	223,000	223,757
5.95%, 04/04/2034	138,000	138,372
6.10%, 01/07/2034	143,000	144,820
Gilead Sciences, Inc.
2.60%, 10/01/2040	365,000	252,553
4.60%, 09/01/2035	338,000	320,035
5.25%, 10/15/2033	578,000	583,273
5.55%, 10/15/2053	207,000	207,816
Glencore Funding LLC
5.63%, 04/04/2034 (F)	886,000	874,003
5.89%, 04/04/2054 (F)	98,000	94,710
6.38%, 10/06/2030 (F)	303,000	316,049
Global Payments, Inc.
3.20%, 08/15/2029	1,025,000	921,486
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (E), 03/09/2027	754,000	703,551
Fixed until 09/10/2026, 1.54% (E), 09/10/2027	975,000	895,477
Fixed until 10/21/2026, 1.95% (E), 10/21/2027	456,000	421,104
Fixed until 10/31/2037, 4.02% (E), 10/31/2038	273,000	232,781
Fixed until 04/25/2034, 5.85% (E), 04/25/2035	558,000	572,757
Fixed until 10/24/2028, 6.48% (E), 10/24/2029	1,561,000	1,630,662
Fixed until 05/10/2029 (G), 7.50% (E)	517,000	531,737
Hasbro, Inc.
6.05%, 05/14/2034	280,000	279,927
HCA, Inc.
2.38%, 07/15/2031	286,000	235,210
4.50%, 02/15/2027	540,000	527,739
4.63%, 03/15/2052	257,000	208,875
5.20%, 06/01/2028	357,000	355,790
5.25%, 06/15/2049	161,000	144,211
5.50%, 06/15/2047	72,000	66,786
5.63%, 09/01/2028	215,000	217,070
5.90%, 06/01/2053	161,000	157,597
6.00%, 04/01/2054	305,000	302,187
Hess Corp.
5.60%, 02/15/2041	352,000	352,074
6.00%, 01/15/2040	342,000	354,655
Hess Midstream Operations LP
4.25%, 02/15/2030 (F)	103,000	94,527
5.50%, 10/15/2030 (F)	241,000	232,767

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Home Depot, Inc.
2.38%, 03/15/2051	$452,000	$261,009
3.30%, 04/15/2040	112,000	87,571
3.35%, 04/15/2050	98,000	70,020
4.85%, 06/25/2031	255,000	253,251
4.95%, 06/25/2034	250,000	247,955
5.30%, 06/25/2054	80,000	78,499
Huntington Bancshares, Inc.
Fixed until 02/02/2034, 5.71% (E), 02/02/2035	93,000	91,734
Fixed until 08/21/2028, 6.21% (E), 08/21/2029	256,000	261,496
Hyundai Capital America
5.30%, 06/24/2029 (F)	195,000	194,070
Ingersoll Rand, Inc.
5.31%, 06/15/2031	196,000	197,186
Intel Corp.
3.05%, 08/12/2051	89,000	56,778
3.25%, 11/15/2049	220,000	148,360
3.73%, 12/08/2047	78,000	57,587
Intercontinental Exchange, Inc.
4.00%, 09/15/2027	382,000	369,037
Intuit, Inc.
5.20%, 09/15/2033	204,000	205,217
ITC Holdings Corp.
2.95%, 05/14/2030 (F)	1,105,000	973,705
5.40%, 06/01/2033 (F)	171,000	168,866
5.65%, 05/09/2034 (F)	170,000	170,369
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.00%, 05/15/2032	115,000	94,508
4.38%, 02/02/2052	47,000	35,144
5.50%, 01/15/2030	260,000	255,991
6.75%, 03/15/2034 (F)	115,000	121,912
7.25%, 11/15/2053 (F)	426,000	466,172
JetBlue Pass-Through Trust
2.75%, 11/15/2033	139,519	120,442
8.00%, 11/15/2027	162,530	166,073
John Deere Capital Corp.
4.85%, 06/11/2029	475,000	473,967
Kenvue, Inc.
5.20%, 03/22/2063	37,000	35,136
Keurig Dr Pepper, Inc.
5.30%, 03/15/2034	294,000	293,173
KeyBank NA
3.90%, 04/13/2029 (C)	590,000	531,220
KeyCorp
Fixed until 06/01/2032, 4.79% (E), 06/01/2033	186,000	170,064
Fixed until 03/06/2034, 6.40% (E), 03/06/2035	134,000	136,121
Kimco Realty OP LLC
6.40%, 03/01/2034	393,000	416,308
Kinder Morgan Energy Partners LP
5.00%, 08/15/2042	291,000	255,699
Kinetik Holdings LP
5.88%, 06/15/2030 (F)	468,000	461,174

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
KLA Corp.
4.70%, 02/01/2034	$292,000	$284,308
Kroger Co.
4.45%, 02/01/2047	80,000	66,259
L3Harris Technologies, Inc.
4.40%, 06/15/2028	528,000	512,995
5.35%, 06/01/2034	602,000	598,817
Leidos, Inc.
2.30%, 02/15/2031	649,000	535,511
5.75%, 03/15/2033	216,000	218,276
Lowe’s Cos., Inc.
5.63%, 04/15/2053	315,000	306,607
LYB International Finance III LLC
3.63%, 04/01/2051	241,000	166,509
Marathon Oil Corp.
5.70%, 04/01/2034	473,000	482,530
Marriott International, Inc.
5.55%, 10/15/2028	457,000	463,441
Marvell Technology, Inc.
2.95%, 04/15/2031	339,000	292,900
5.75%, 02/15/2029	485,000	495,480
5.95%, 09/15/2033	729,000	754,310
Massachusetts Electric Co.
1.73%, 11/24/2030 (F)	332,000	263,965
McDonald’s Corp.
3.70%, 02/15/2042	266,000	208,777
5.45%, 08/14/2053	323,000	313,671
MDC Holdings, Inc.
3.85%, 01/15/2030	135,000	128,524
6.00%, 01/15/2043	236,000	249,074
Merck & Co., Inc.
5.15%, 05/17/2063	103,000	98,441
Met Tower Global Funding
5.25%, 04/12/2029 (F)	430,000	432,406
Meta Platforms, Inc.
4.45%, 08/15/2052	352,000	304,972
5.60%, 05/15/2053	160,000	164,220
5.75%, 05/15/2063	128,000	132,332
Metropolitan Life Global Funding I
2.95%, 04/09/2030 (F)	230,000	204,816
5.05%, 01/08/2034 (F)	310,000	304,990
5.15%, 03/28/2033 (F)	545,000	538,521
Microsoft Corp.
2.50%, 09/15/2050	466,000	295,235
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (F)	34,000	32,679
Mohawk Industries, Inc.
5.85%, 09/18/2028	123,000	125,543
Monongahela Power Co.
3.55%, 05/15/2027 (F)	39,000	37,196
5.85%, 02/15/2034 (F)	220,000	224,375
Morgan Stanley
Fixed until 07/20/2026, 1.51% (E), 07/20/2027	567,000	524,205
Fixed until 05/04/2026, 1.59% (E), 05/04/2027	929,000	866,053

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Morgan Stanley(continued)
Fixed until 02/13/2031, 1.79% (E), 02/13/2032	$412,000	$331,195
Fixed until 04/28/2031, 1.93% (E), 04/28/2032	203,000	163,380
Fixed until 09/16/2031, 2.48% (E), 09/16/2036	790,000	625,846
Fixed until 10/20/2031, 2.51% (E), 10/20/2032	86,000	71,210
Fixed until 01/22/2030, 2.70% (E), 01/22/2031	483,000	423,688
Fixed until 01/24/2028, 3.77% (E), 01/24/2029	208,000	198,115
Fixed until 01/16/2029, 5.17% (E), 01/16/2030	321,000	320,381
Fixed until 07/20/2028, 5.45% (E), 07/20/2029	91,000	91,602
Fixed until 04/18/2029, 5.66% (E), 04/18/2030	455,000	462,977
Fixed until 04/19/2034, 5.83% (E), 04/19/2035	134,000	137,652
Fixed until 02/07/2034, 5.94% (E), 02/07/2039	321,000	318,282
Fixed until 01/19/2033, 5.95% (E), 01/19/2038	411,000	409,347
Morgan Stanley Bank NA
Fixed until 05/26/2027, 5.50% (E), 05/26/2028	815,000	820,726
MPLX LP
5.50%, 06/01/2034	770,000	759,956
5.65%, 03/01/2053	70,000	66,177
Netflix, Inc.
5.38%, 11/15/2029 (F)	124,000	125,293
New York & Presbyterian Hospital
2.26%, 08/01/2040	282,000	191,057
New York Life Global Funding
1.20%, 08/07/2030 (F)	241,000	193,138
1.85%, 08/01/2031 (F)	227,000	183,699
New York Life Insurance Co.
3.75%, 05/15/2050 (F)	87,000	65,318
4.45%, 05/15/2069 (F)	103,000	83,342
Newmont Corp./Newcrest Finance Pty. Ltd.
4.20%, 05/13/2050 (F)	250,000	204,511
NextEra Energy Capital Holdings, Inc.
4.90%, 03/15/2029	441,000	436,525
Fixed until 03/15/2034, 6.75%(E), 06/15/2054	210,000	211,343
NGPL PipeCo LLC
4.88%, 08/15/2027 (F)	384,000	375,599
Niagara Mohawk Power Corp.
4.28%, 12/15/2028 (F)	266,000	254,534
NiSource, Inc.
5.35%, 04/01/2034	368,000	361,672
5.80%, 02/01/2042	43,000	41,970
Fixed until 08/30/2029, 6.95%(E), 11/30/2054	210,000	211,049
NNN REIT, Inc.
3.00%, 04/15/2052	103,000	64,531

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
NNN REIT, Inc.(continued)
3.50%, 10/15/2027	$55,000	$52,168
5.50%, 06/15/2034	100,000	99,260
5.60%, 10/15/2033	125,000	124,624
Norfolk Southern Corp.
3.05%, 05/15/2050	213,000	139,229
3.95%, 10/01/2042	91,000	73,231
5.95%, 03/15/2064	161,000	164,853
Northern Natural Gas Co.
3.40%, 10/16/2051 (F)	113,000	75,436
4.30%, 01/15/2049 (F)	70,000	56,397
Northwestern Mutual Life Insurance Co.
3.85%, 09/30/2047 (F)	220,000	167,384
6.06%, 03/30/2040 (F)	282,000	293,969
NRG Energy, Inc.
4.45%, 06/15/2029 (F)	429,000	405,121
7.00%, 03/15/2033 (F)	242,000	255,469
Occidental Petroleum Corp.
3.50%, 08/15/2029	370,000	336,306
4.63%, 06/15/2045	191,000	151,330
6.20%, 03/15/2040	263,000	263,588
Ohio Power Co.
2.90%, 10/01/2051	213,000	130,971
OhioHealth Corp.
2.30%, 11/15/2031	401,000	334,942
Oracle Corp.
2.30%, 03/25/2028	294,000	265,955
3.60%, 04/01/2040 - 04/01/2050	545,000	398,397
3.85%, 07/15/2036	94,000	79,436
3.95%, 03/25/2051	185,000	137,565
Ovintiv, Inc.
6.25%, 07/15/2033	155,000	160,071
6.50%, 02/01/2038	62,000	63,899
Pacific Gas & Electric Co.
4.40%, 03/01/2032	116,000	106,293
4.45%, 04/15/2042	323,000	257,030
4.50%, 07/01/2040	222,559	183,914
4.55%, 07/01/2030	199,030	188,762
4.60%, 06/15/2043	331,000	269,871
5.55%, 05/15/2029	316,000	316,928
5.80%, 05/15/2034	294,000	292,689
6.10%, 01/15/2029	134,000	137,206
6.15%, 01/15/2033	100,000	101,772
6.95%, 03/15/2034	361,000	389,279
PacifiCorp
2.90%, 06/15/2052	94,000	55,714
Paramount Global
4.85%, 07/01/2042	55,000	39,534
PECO Energy Co.
2.80%, 06/15/2050	260,000	163,302
Pernod Ricard International Finance LLC
1.63%, 04/01/2031 (F)	270,000	215,602
Philip Morris International, Inc.
3.88%, 08/21/2042	245,000	191,415
5.13%, 02/13/2031	348,000	344,196
5.25%, 02/13/2034	839,000	824,668

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Phillips 66 Co.
3.15%, 12/15/2029	$677,000	$612,948
Piedmont Healthcare, Inc.
2.04%, 01/01/2032	535,000	432,501
Pioneer Natural Resources Co.
2.15%, 01/15/2031	755,000	634,907
PNC Financial Services Group, Inc.
Fixed until 09/15/2026 (G), 3.40% (E)	241,000	216,248
Fixed until 01/22/2034, 5.68% (E), 01/22/2035	210,000	211,574
Fixed until 10/20/2033, 6.88% (E), 10/20/2034	187,000	204,098
Prologis LP
2.13%, 10/15/2050	91,000	48,626
5.13%, 01/15/2034	205,000	202,984
Prudential Financial, Inc.
Fixed until 12/15/2033, 6.50% (E), 03/15/2054	181,000	182,898
Public Service Co. of Colorado
2.70%, 01/15/2051	129,000	76,626
4.30%, 03/15/2044	183,000	149,287
4.50%, 06/01/2052	120,000	97,942
Public Service Electric & Gas Co.
2.70%, 05/01/2050	155,000	97,886
Public Service Enterprise Group, Inc.
5.85%, 11/15/2027	546,000	555,435
Puget Energy, Inc.
2.38%, 06/15/2028	134,000	119,662
Puget Sound Energy, Inc.
5.69%, 06/15/2054	216,000	214,776
Regal Rexnord Corp.
6.05%, 04/15/2028	355,000	359,414
6.40%, 04/15/2033	147,000	150,659
Regency Centers LP
2.95%, 09/15/2029	193,000	173,370
3.70%, 06/15/2030	241,000	222,162
Roche Holdings, Inc.
4.99%, 03/08/2034 (F)	200,000	198,738
5.49%, 11/13/2030 (F)	550,000	566,407
RTX Corp.
2.38%, 03/15/2032	880,000	722,831
3.13%, 07/01/2050	107,000	70,676
6.40%, 03/15/2054	285,000	312,420
RWE Finance US LLC
5.88%, 04/16/2034 (F)	150,000	150,477
S&P Global, Inc.
2.30%, 08/15/2060	182,000	93,102
San Diego Gas & Electric Co.
2.95%, 08/15/2051	217,000	141,395
3.32%, 04/15/2050	78,000	53,348
4.30%, 04/01/2042	45,000	38,229
4.95%, 08/15/2028	250,000	248,970
5.35%, 04/01/2053	150,000	142,502
Sempra
Fixed until 07/01/2029, 6.88% (E), 10/01/2054	210,000	208,738

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Sherwin-Williams Co.
2.95%, 08/15/2029	$151,000	$136,188
Smithfield Foods, Inc.
3.00%, 10/15/2030 (F)	707,000	600,798
Solventum Corp.
5.40%, 03/01/2029 (F)	857,000	854,917
Southern California Edison Co.
2.95%, 02/01/2051	196,000	122,238
3.60%, 02/01/2045	162,000	118,808
3.65%, 03/01/2028	183,000	173,548
5.20%, 06/01/2034	388,000	379,613
5.70%, 03/01/2053	83,000	80,813
5.88%, 12/01/2053	266,000	266,502
Southern Co. Gas Capital Corp.
1.75%, 01/15/2031	116,000	94,014
3.15%, 09/30/2051	279,000	176,571
5.15%, 09/15/2032	763,000	759,621
5.75%, 09/15/2033	133,000	136,526
Southern Power Co.
5.15%, 09/15/2041	326,000	302,709
5.25%, 07/15/2043	308,000	286,292
Southwestern Electric Power Co.
3.90%, 04/01/2045	85,000	63,571
Southwestern Energy Co.
4.75%, 02/01/2032	632,000	581,088
5.38%, 02/01/2029	48,000	46,661
Sprint Capital Corp.
6.88%, 11/15/2028	324,000	343,491
State Street Corp.
Fixed until 03/15/2029(G), 6.70% (E)	175,000	176,078
Take-Two Interactive Software, Inc.
4.95%, 03/28/2028	65,000	64,427
5.40%, 06/12/2029	60,000	60,384
5.60%, 06/12/2034	500,000	499,881
Teachers Insurance & Annuity Association of America
Fixed until 09/15/2024, 4.38% (E), 09/15/2054 (F)	70,000	69,686
6.85%, 12/16/2039 (F)	604,000	675,602
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030 (F)	80,000	69,957
Texas Instruments, Inc.
5.00%, 03/14/2053	160,000	150,597
5.15%, 02/08/2054	205,000	197,315
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	183,000	202,436
Time Warner Cable LLC
4.50%, 09/15/2042	78,000	57,283
5.88%, 11/15/2040	78,000	67,897
6.55%, 05/01/2037	55,000	52,209
T-Mobile USA, Inc.
2.63%, 02/15/2029	1,144,000	1,024,628
3.38%, 04/15/2029	526,000	485,919
3.50%, 04/15/2031	233,000	209,777
3.88%, 04/15/2030	477,000	446,195

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Toll Brothers Finance Corp.
3.80%, 11/01/2029	$199,000	$184,186
4.35%, 02/15/2028	263,000	254,027
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (E), 01/26/2034	653,000	626,365
Fixed until 01/24/2034, 5.71% (E), 01/24/2035	67,000	66,839
Fixed until 10/28/2032, 6.12% (E), 10/28/2033	58,000	59,412
Trustees of Boston University
3.17%, 10/01/2050	339,000	238,918
Tucson Electric Power Co.
1.50%, 08/01/2030	116,000	94,245
UDR, Inc.
4.40%, 01/26/2029	375,000	361,722
Union Electric Co.
3.90%, 04/01/2052	71,000	54,631
5.20%, 04/01/2034	366,000	364,110
5.25%, 01/15/2054	174,000	163,240
5.45%, 03/15/2053	58,000	56,103
Union Pacific Corp.
3.55%, 08/15/2039	386,000	315,529
United Airlines Pass-Through Trust
2.88%, 04/07/2030	408,528	372,402
3.75%, 03/03/2028	135,227	130,484
UnitedHealth Group, Inc.
2.75%, 05/15/2040	161,000	116,121
3.05%, 05/15/2041	104,000	77,049
3.25%, 05/15/2051	193,000	133,321
3.50%, 08/15/2039	529,000	428,906
5.38%, 04/15/2054	110,000	107,462
University of Miami
4.06%, 04/01/2052	328,000	265,468
US Bancorp
Fixed until 01/23/2034, 5.68% (E), 01/23/2035	174,000	175,024
Fixed until 06/10/2033, 5.84% (E), 06/12/2034	285,000	289,399
US Cellular Corp.
6.70%, 12/15/2033	329,000	349,158
Ventas Realty LP
3.00%, 01/15/2030	586,000	517,750
4.00%, 03/01/2028	67,000	63,937
4.75%, 11/15/2030	324,000	311,213
5.63%, 07/01/2034	430,000	427,117
Veralto Corp.
5.35%, 09/18/2028 (F)	308,000	309,377
5.45%, 09/18/2033 (F)	343,000	343,002
Verizon Communications, Inc.
1.68%, 10/30/2030	412,000	335,076
1.75%, 01/20/2031	1,378,000	1,116,895
2.36%, 03/15/2032	639,000	523,417
2.99%, 10/30/2056	105,000	64,714
4.02%, 12/03/2029	374,000	353,874

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Virginia Electric & Power Co.
2.45%, 12/15/2050	$497,000	$280,133
5.70%, 08/15/2053	145,000	144,863
Vistra Operations Co. LLC
4.30%, 07/15/2029 (F)	352,000	332,765
6.00%, 04/15/2034 (F)	297,000	298,351
6.95%, 10/15/2033 (F)	330,000	353,279
VMware LLC
4.70%, 05/15/2030	653,000	632,172
Walt Disney Co.
3.50%, 05/13/2040	202,000	161,755
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	575,000	531,319
4.28%, 03/15/2032	892,000	779,666
5.05%, 03/15/2042	610,000	497,945
5.14%, 03/15/2052	187,000	146,302
Wells Fargo & Co.
Fixed until 06/02/2027, 2.39% (E), 06/02/2028	395,000	363,946
Fixed until 03/24/2027, 3.53% (E), 03/24/2028	566,000	540,007
Fixed until 05/22/2027, 3.58% (E), 05/22/2028	132,000	125,746
Fixed until 03/15/2026 (G), 3.90% (E)	216,000	206,682
Fixed until 07/25/2027, 4.81% (E), 07/25/2028	373,000	367,901
Fixed until 04/24/2033, 5.39% (E), 04/24/2034	487,000	482,366
Fixed until 01/23/2034, 5.50% (E), 01/23/2035	366,000	365,877
Fixed until 07/25/2033, 5.56% (E), 07/25/2034	630,000	630,851
Fixed until 07/25/2028, 5.57% (E), 07/25/2029	476,000	480,567
Fixed until 04/22/2027, 5.71% (E), 04/22/2028	509,000	513,545
4.40%, 06/14/2046	155,000	125,566
4.65%, 11/04/2044	100,000	84,813
Welltower OP LLC
3.10%, 01/15/2030	362,000	324,637
4.13%, 03/15/2029	200,000	191,259
Western Midstream Operating LP
5.25%, 02/01/2050	178,000	156,342
Westlake Corp.
3.13%, 08/15/2051	93,000	58,921
Williams Cos., Inc.
5.30%, 08/15/2028	657,000	659,355
WP Carey, Inc.
2.40%, 02/01/2031	395,000	328,190
2.45%, 02/01/2032	281,000	228,269
3.85%, 07/15/2029	299,000	279,417
Xilinx, Inc.
2.38%, 06/01/2030	283,000	245,134

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Zoetis, Inc.
2.00%, 05/15/2030	$424,000	$ 357,614
4.70%, 02/01/2043	119,000	106,349

		159,049,830

Total Corporate Debt Securities (Cost $217,103,358)		208,019,977

U.S. GOVERNMENT OBLIGATIONS - 18.8%
U.S. Treasury - 18.8%
U.S. Treasury Bonds
1.13%, 05/15/2040	300	185
1.88%, 02/15/2051 - 11/15/2051	1,790,100	1,052,060
2.00%, 08/15/2051	25,000	15,125
2.25%, 02/15/2052	1,686,600	1,081,796
2.38%, 05/15/2051	2,253,600	1,494,154
2.88%, 05/15/2043 - 05/15/2052	2,165,000	1,649,796
3.00%, 08/15/2052	763,900	578,445
3.13%, 02/15/2043	2,500,000	2,033,301
3.63%, 08/15/2043 - 05/15/2053	1,050,200	916,008
3.75%, 08/15/2041	2,100,000	1,904,355
3.88%, 08/15/2040 - 05/15/2043	2,935,000	2,689,885
4.00%, 11/15/2052	862,300	790,318
4.25%, 02/15/2054	9,984,000	9,565,920
4.38%, 05/15/2040	250,000	247,578
4.50%, 02/15/2044	11,270,000	11,104,472
4.63%, 02/15/2040	270,000	275,337
U.S. Treasury Bonds, Principal Only STRIPS
Zero Coupon, 08/15/2026 - 11/15/2040	3,952,000	2,419,687
U.S. Treasury Notes
0.38%, 01/31/2026	130,000	121,159
0.75%, 04/30/2026	330,000	306,913
1.13%, 10/31/2026	39,680,000	36,621,850
1.25%, 04/30/2028 - 06/30/2028	3,835,000	3,396,520
1.38%, 10/31/2028	34,110,000	30,094,080
1.63%, 02/15/2026 - 08/15/2029	949,400	884,522
1.75%, 12/31/2026	130,000	121,332
2.00%, 11/15/2026	245,000	230,578
2.25%, 11/15/2025 - 02/15/2027	237,000	224,583
2.50%, 02/28/2026 - 03/31/2027	2,441,000	2,316,302
2.63%, 05/31/2027	26,587,000	25,218,185
2.88%, 05/15/2028	355,000	335,544
4.13%, 01/31/2025 (I)	11,008,700	10,932,155
4.13%, 09/30/2027	2,480,000	2,452,681
4.38%, 05/15/2034	1,700,000	1,704,250
4.63%, 04/30/2029 - 04/30/2031	19,080,000	19,341,973
4.88%, 04/30/2026	12,230,000	12,248,154

		184,369,203

U.S. Treasury Inflation-Protected Securities - 0.0%(A)
U.S. Treasury Inflation-Protected Indexed Bonds
2.50%, 01/15/2029	73,011	74,310

		74,310

Total U.S. Government Obligations (Cost $197,035,646)		184,443,513

	Shares	Value

INVESTMENT COMPANY - 4.7%
United States - 4.7%
JPMorgan High Yield Fund	7,289,750	$ 46,508,606

Total Investment Company (Cost $46,841,642)		46,508,606

	Principal	Value

MORTGAGE-BACKED SECURITIES - 0.4%
Cayman Islands - 0.2%
LFT CRE Ltd.
Series 2021-FL1, Class C, 1-Month Term SOFR + 2.06%, 7.39% (E), 06/15/2039(F)	$1,420,000	1,382,104

United States - 0.2%
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ, 5.45% (E), 09/15/2039	269,797	103,077
MRCD Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (F)	1,230,000	1,064,073
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, 1-Month Term SOFR + 1.74%, 7.07% (E), 05/15/2039 (F)	246,000	244,770
SREIT Trust
Series 2021-MFP, Class A, 1-Month Term SOFR + 0.85%, 6.17% (E), 11/15/2038 (F)	842,039	834,150
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC, Zero Coupon (E), 03/15/2045 (F)(J)	27,700	0

		2,246,070

Total Mortgage-Backed Securities (Cost $4,010,292)		3,628,174

ASSET-BACKED SECURITIES - 0.3%
United States - 0.3%
American Homes 4 Rent Trust Series 2015-SFR1, Class A, 3.47%, 04/17/2052 (F)	206,281	202,424
CoreVest American Finance Ltd. Series 2019-3, Class A, 2.71%, 10/15/2052 (F)	397,897	391,434
Goodgreen Trust Series 2017, Class R1, 5.00%, 10/20/2051 (F)	757	734
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A, 3.10%, 07/25/2026 (F)	889,007	836,364
Series 2021-FNT2, Class A, 3.23%, 05/25/2026 (F)	510,741	483,285
P4 SFR Holdco LLC Series 2019-STL, Class A, 7.25%, 10/11/2026	1,000,000	950,000
SART Series 2018-1, 4.75%, 06/15/2025	35,928	35,859

Total Asset-Backed Securities (Cost $3,043,929)		2,900,100

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Israel - 0.1%
Israel Government AID Bonds
Zero Coupon, 08/15/2025	$1,000,000	$945,653

Mexico - 0.2%
Mexico Government International Bonds
3.50%, 02/12/2034	417,000	338,910
3.77%, 05/24/2061	205,000	125,281
4.28%, 08/14/2041	200,000	154,934
4.50%, 01/31/2050	265,000	198,951
4.75%, 03/08/2044	232,000	185,857
6.00%, 05/07/2036	247,000	240,561
6.34%, 05/04/2053	350,000	330,192

		1,574,686

Panama - 0.0% (A)
Panama Government International Bonds
4.50%, 04/16/2050	200,000	134,398

Saudi Arabia - 0.0% (A)
Saudi Government International Bonds
2.25%, 02/02/2033(F)	200,000	159,695

Total Foreign Government Obligations (Cost $3,303,760)		2,814,432

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.2%
U.S. Treasury Bills
4.85% (K), 07/11/2024 (I)	903,000	901,687
5.30% (K), 09/24/2024 (I)	548,600	541,849

Total Short-Term U.S. Government Obligations (Cost $1,443,109)		1,443,536

	Shares	Value

OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (K)	2,385,273	$2,385,273

Total Other Investment Company (Cost $2,385,273)		2,385,273

	Principal	Value

REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 2.50%(K), dated 06/28/2024, to be repurchased at $19,514,615 on 07/01/2024. Collateralized by U.S. Government Obligations, 3.75% - 4.50%, due 03/31/2026 - 04/15/2026, and with a total value of $19,901,071.	$19,510,551	19,510,551

Total Repurchase Agreement (Cost $19,510,551)		19,510,551

Total Investments (Cost $965,958,082)		982,757,482
Net Other Assets (Liabilities) - (0.1)%		(795,034)

Net Assets - 100.0%		$981,962,448

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	284	09/30/2024	$57,919,837	$57,998,125	$78,288	$—
10-Year U.S. Treasury Notes	722	09/19/2024	78,883,170	79,408,719	525,549	—
30-Year U.S. Treasury Bonds	90	09/19/2024	10,508,186	10,648,125	139,939	—
AUD Currency	223	09/16/2024	14,936,122	14,903,090	—	(33,032)
EURO STOXX 50® Index	182	09/20/2024	9,727,723	9,601,414	—	(126,309)
Euro-BTP Italy Government Bonds	273	09/06/2024	34,189,988	33,707,277	—	(482,711)
FTSE 100 Index	95	09/20/2024	9,854,628	9,861,745	7,117	—
TOPIX Index	56	09/12/2024	9,662,515	9,782,336	119,821	—
U.S. Treasury Ultra Bonds	34	09/19/2024	4,223,762	4,261,688	37,926	—
Total					$908,640	$(642,052)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	(200)	09/30/2024	$(21,217,062)	$(21,315,625)	$—	$(98,563)
10-Year U.S. Treasury Ultra Notes	(231)	09/19/2024	(26,097,573)	(26,225,719)	—	(128,146)
CAD Currency	(273)	09/17/2024	(19,975,983)	(19,983,600)	—	(7,617)
CHF Currency	(107)	09/16/2024	(15,184,318)	(15,024,138)	160,180	—
German Euro Bund	(216)	09/06/2024	(30,228,335)	(30,447,036)	—	(218,701)
MSCI EAFE Index	(136)	09/20/2024	(16,039,169)	(15,933,760)	105,409	—

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

FUTURES CONTRACTS (continued):

Short Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI Emerging Markets Index	(1)	09/20/2024	$(54,460)	$(54,410)	$50	$—
S&P 500® E-Mini Index	(44)	09/20/2024	(12,083,076)	(12,147,300)	—	(64,224)
S&P/ASX 200 Index	(114)	09/19/2024	(14,698,311)	(14,776,395)	—	(78,084)
Total					$265,639	$(595,335)
Total Futures Contracts					$1,174,279	$(1,237,387)

INVESTMENT VALUATION:

Valuation Inputs(L)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$212,791,379	$83,732,970	$—	$296,524,349
U.S. Government Agency Obligations	—	214,578,971	—	214,578,971
Corporate Debt Securities	—	208,019,977	—	208,019,977
U.S. Government Obligations	—	184,443,513	—	184,443,513
Investment Company	46,508,606	—	—	46,508,606
Mortgage-Backed Securities	—	3,628,174	—	3,628,174
Asset-Backed Securities	—	2,900,100	—	2,900,100
Foreign Government Obligations	—	2,814,432	—	2,814,432
Short-Term U.S. Government Obligations	—	1,443,536	—	1,443,536
Other Investment Company	2,385,273	—	—	2,385,273
Repurchase Agreement	—	19,510,551	—	19,510,551

Total Investments	$261,685,258	$721,072,224	$—	$982,757,482

Other Financial Instruments
Futures Contracts (M)	$1,174,279	$—	$—	$1,174,279

Total Other Financial Instruments	$1,174,279	$—	$—	$1,174,279

LIABILITIES
Other Financial Instruments
Futures Contracts (M)	$(1,237,387)	$—	$—	$(1,237,387)

Total Other Financial Instruments	$(1,237,387)	$—	$—	$(1,237,387)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)

All or a portion of the security is on loan. The total value of the securities on loan is $3,572,812, collateralized by cash collateral of $2,385,273 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,276,283. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2024, the total value of the Regulation S securities is $652,680, representing 0.1% of the Portfolio’s net assets.

(E)

Floating or variable rate security. The rate disclosed is as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(F)

Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the total value of 144A securities is $60,211,059, representing 6.1% of the Portfolio’s net assets.

(G)	Perpetual maturity. The date displayed is the next call date.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(H)

When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(I)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $12,375,691.
(J)	Rounds to less than $1 or $(1).
(K)	Rate disclosed reflects the yield at June 30, 2024.
(L)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(M)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION(S):

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc

PORTFOLIO ABBREVIATION(S):

ADR	American Depositary Receipt
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CMT	Constant Maturity Treasury
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SDR	Swedish Depositary Receipt
SOFR	Secured Overnight Financing Rate
STOXX	Deutsche Börse Group & SIX Group Index
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TOPIX	Tokyo Price Index

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Investments, at value (cost $946,447,531) (including securities loaned of $3,572,812)	$963,246,931
Repurchase agreement, at value (cost $19,510,551)	19,510,551
Cash	7,349
Foreign currency, at value (cost $72,937)	67,498
Receivables and other assets:
Investments sold	263,605
Net income from securities lending	1,176
Shares of beneficial interest sold	11
Dividends	136,596
Interest	4,591,074
Tax reclaims	379,266
Variation margin receivable on futures contracts	506,495
Prepaid expenses	3,967
Litigation	33

Total assets	988,714,552

Liabilities:
Cash collateral received upon return of:
Securities on loan	2,385,273
Payables and other liabilities:
Investments purchased	496,644
When-issued, delayed-delivery, forward and TBA commitments purchased	2,548,570
Shares of beneficial interest redeemed	333,984
Investment management fees	537,372
Distribution and service fees	177,145
Transfer agent costs	1,121
Trustee and CCO fees	3,129
Audit and tax fees	35,190
Custody fees	115,173
Legal fees	22,763
Printing and shareholder reports fees	73,858
Other accrued expenses	21,882

Total liabilities	6,752,104

Net assets	$981,962,448

Net assets consist of:
Capital stock ($0.01 par value)	$733,653
Additional paid-in capital	1,049,544,223
Total distributable earnings (accumulated losses)	(68,315,428)

Net assets	$981,962,448

Net assets by class:
Initial Class	$60,572,030
Service Class	921,390,418

Shares outstanding:
Initial Class	4,824,515
Service Class	68,540,764

Net asset value and offering price per share:
Initial Class	$12.56
Service Class	13.44

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income	$4,507,974
Interest income	13,293,140
Net income from securities lending	22,991
Withholding taxes on foreign income	(230,474)

Total investment income	17,593,631

Expenses:
Investment management fees	3,499,313
Distribution and service fees:
Service Class	1,154,982
Transfer agent costs	5,751
Trustee and CCO fees	23,244
Audit and tax fees	31,596
Custody fees	115,788
Legal fees	41,694
Printing and shareholder reports fees	68,657
Other	37,051

Total expenses	4,978,076

Net investment income (loss)	12,615,555

Net realized gain (loss) on:
Investments	13,315,367
Futures contracts	(3,692,437)
Foreign currency transactions	6,693

Net realized gain (loss)	9,629,623

Net change in unrealized appreciation (depreciation) on:
Investments	10,132,753
Futures contracts	(12,460,416)

Translation of assets and liabilities denominated in foreign currencies	(67,229)

Net change in unrealized appreciation (depreciation)	(2,394,892)

Net realized and change in unrealized gain (loss)	7,234,731

Net increase (decrease) in net assets resulting from operations	$19,850,286

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$12,615,555	$22,479,266
Net realized gain (loss)	9,629,623	(45,003,969)
Net change in unrealized appreciation (depreciation)	(2,394,892)	107,575,295

Net increase (decrease) in net assets resulting from operations	19,850,286	85,050,592

Dividends and/or distributions to shareholders:
Initial Class	—	(1,224,228)
Service Class	—	(15,088,367)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(16,312,595)

Capital share transactions:
Proceeds from shares sold:
Initial Class	2,098,569	3,022,075
Service Class	1,068,141	4,063,982
	3,166,710	7,086,057
Dividends and/or distributions reinvested:
Initial Class	—	1,224,228
Service Class	—	15,088,367
	—	16,312,595
Cost of shares redeemed:
Initial Class	(4,592,233)	(10,001,480)
Service Class	(69,640,588)	(137,598,649)
	(74,232,821)	(147,600,129)

Net increase (decrease) in net assets resulting from capital share transactions	(71,066,111)	(124,201,477)

Net increase (decrease) in net assets	(51,215,825)	(55,463,480)

Net assets:
Beginning of period/year	1,033,178,273	1,088,641,753
End of period/year	$981,962,448	$1,033,178,273

Capital share transactions - shares:
Shares issued:
Initial Class	171,782	256,849
Service Class	81,158	320,506
	252,940	577,355
Shares reinvested:
Initial Class	—	105,446
Service Class	—	1,211,917
	—	1,317,363
Shares redeemed:
Initial Class	(371,506)	(859,670)
Service Class	(5,277,866)	(10,934,112)
	(5,649,372)	(11,793,782)
Net increase (decrease) in shares outstanding:
Initial Class	(199,724)	(497,375)

Service Class	(5,196,708)	(9,401,689)
	(5,396,432)	(9,899,064)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$12.29		$11.52	$15.60	$16.13	$15.08	$13.96

Investment operations:
Net investment income (loss)(A)	0.17		0.28	0.20	0.22	0.27	0.33
Net realized and unrealized gain (loss)	0.10		0.72	(2.46)	0.57	1.55	1.36

Total investment operations	0.27		1.00	(2.26)	0.79	1.82	1.69

Dividends and/or distributions to shareholders:
Net investment income	—		(0.23)	(0.27)	(0.31)	(0.38)	(0.37)
Net realized gains	—		—	(1.55)	(1.01)	(0.39)	(0.20)
Total dividends and/or distributions to shareholders	—		(0.23)	(1.82)	(1.32)	(0.77)	(0.57)

Net asset value, end of period/year	$12.56		$12.29	$11.52	$15.60	$16.13	$15.08

Total return	2.20	%(B)	8.90%	(14.80)%	4.91%	12.36%	12.18%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$60,572		$61,743	$63,613	$81,871	$83,030	$79,367
Expenses to average net assets(C)	0.78	%(D)	0.77%	0.75%	0.77%	0.78%	0.77%
Net investment income (loss) to average net assets	2.80	%(D)	2.37%	1.52%	1.39%	1.77%	2.20%
Portfolio turnover rate	38	%(B)	65%	106%	83%	73%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$13.17		$12.33	$16.54	$17.03	$15.88	$14.67

Investment operations:
Net investment income (loss)(A)	0.17		0.27	0.18	0.19	0.25	0.30
Net realized and unrealized gain (loss)	0.10		0.76	(2.61)	0.59	1.63	1.44

Total investment operations	0.27		1.03	(2.43)	0.78	1.88	1.74

Dividends and/or distributions to shareholders:
Net investment income	—		(0.19)	(0.23)	(0.26)	(0.34)	(0.33)
Net realized gains	—		—	(1.55)	(1.01)	(0.39)	(0.20)
Total dividends and/or distributions to shareholders	—		(0.19)	(1.78)	(1.27)	(0.73)	(0.53)

Net asset value, end of period/year	$13.44		$13.17	$12.33	$16.54	$17.03	$15.88

Total return	2.05	%(B)	8.57%	(15.03)%	4.63%	12.10%	11.91%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$921,390		$971,435	$1,025,029	$1,354,922	$1,392,332	$1,308,451
Expenses to average net assets(C)	1.03	%(D)	1.01%	1.00%	1.02%	1.03%	1.02%
Net investment income (loss) to average net assets	2.55	%(D)	2.12%	1.26%	1.14%	1.52%	1.95%
Portfolio turnover rate	38	%(B)	65%	106%	83%	73%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2024 by the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2024, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2024, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2024, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

	Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total

Securities Lending Transactions
Common Stocks	$451,682	$—	$—	$—	$451,682
Corporate Debt Securities	1,554,483	—	—	—	1,554,483
U.S. Government Agency Obligations	379,108	—	—	—	379,108

Total Securities Lending Transactions	$2,385,273	$—	$—	$—	$2,385,273
Total Borrowings	$2,385,273	$—	$—	$—	$2,385,273

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2024 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2024.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Futures contracts:
Total distributable earnings (accumulated losses) (A)(B)	$781,701	$160,181	$232,397	$—	$—	$1,174,279

Total	$781,701	$160,181	$232,397	$—	$—	$1,174,279

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Futures contracts:
Total distributable earnings (accumulated losses) (A)(B)	$(928,122)	$(40,648)	$(268,617)	$—	$—	$(1,237,387)

Total	$(928,122)	$(40,648)	$(268,617)	$—	$—	$(1,237,387)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)

Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2024.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Futures contracts	$(1,133,114)	$(766,442)	$(1,792,881)	$—	$—	$(3,692,437)

Total	$(1,133,114)	$(766,442)	$(1,792,881)	$—	$—	$(3,692,437)

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Futures contracts	$(10,904,988)	$(43,119)	$(1,512,309)	$—	$—	$(12,460,416)

Total	$(10,904,988)	$(43,119)	$(1,512,309)	$—	$—	$(12,460,416)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2024.

Futures contracts:
Average notional value of contracts — long	$315,767,686
Average notional value of contracts — short	(154,426,074)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. RISK FACTORS (continued)

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate

First $500 million	0.730%
Over $500 million up to $750 million	0.705
Over $750 million up to $1.5 billion	0.680
Over $1.5 billion up to $2.5 billion	0.670
Over $2.5 billion	0.650

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through

Effective May 1, 2024
Initial Class	0.81%	May 1, 2025
Service Class	1.06	May 1, 2025
Prior to May 1, 2024
Initial Class	0.82
Service Class	1.07

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate

Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government

$ 232,807,611	$ 134,789,944	$ 259,483,531	$ 161,129,555

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)

$ 965,958,082	$ 61,228,710	$ (44,492,418)	$ 16,736,292

11. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

11. NEW ACCOUNTING PRONOUNCEMENT (continued)

apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3-, 5- and 10-year periods.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica JPMorgan Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc. PO Box 219945 Kansas City, MO 64121-9945 Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value

COMMON STOCKS - 39.0%
Banks - 3.3%
Bank of America Corp.	31,500	$1,252,755
JPMorgan Chase & Co.	7,150	1,446,159
US Bancorp	31,600	1,254,520

		3,953,434

Beverages - 1.1%
PepsiCo, Inc.	7,600	1,253,468

Biotechnology - 1.1%
AbbVie, Inc.	7,300	1,252,096

Capital Markets - 4.7%
BlackRock, Inc.	1,925	1,515,591
CME Group, Inc.	8,025	1,577,715
Morgan Stanley	19,000	1,846,610
Northern Trust Corp.	7,900	663,442

		5,603,358

Chemicals - 0.8%
Air Products & Chemicals, Inc.	3,650	941,883

Electric Utilities - 1.6%
NextEra Energy, Inc.	27,700	1,961,437

Food Products - 0.8%
Hershey Co.	5,100	937,533

Ground Transportation - 1.1%
Union Pacific Corp.	6,000	1,357,560

Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	10,400	1,080,664
Medtronic PLC	21,850	1,719,813

		2,800,477

Hotels, Restaurants & Leisure - 1.0%
McDonald’s Corp.	2,500	637,100
Starbucks Corp.	7,513	584,887

		1,221,987

Household Products - 1.6%
Colgate-Palmolive Co.	11,050	1,072,292
Procter & Gamble Co.	5,050	832,846

		1,905,138

Industrial Conglomerates - 1.5%
Honeywell International, Inc.	8,375	1,788,397

IT Services - 0.4%
Accenture PLC, Class A	1,575	477,871

Machinery - 1.2%
Caterpillar, Inc.	1,525	507,978
Cummins, Inc.	3,125	865,406

		1,373,384

Media - 1.4%
Comcast Corp., Class A	42,200	1,652,552

Oil, Gas & Consumable Fuels - 4.4%
Chevron Corp.	9,600	1,501,632

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	8,700	$995,106
EOG Resources, Inc.	13,350	1,680,364
Exxon Mobil Corp.	9,600	1,105,152

		5,282,254

Pharmaceuticals - 1.2%
Johnson & Johnson	9,675	1,414,098

Professional Services - 2.2%
Automatic Data Processing, Inc.	7,700	1,837,913
Paychex, Inc.	6,775	803,244

		2,641,157

Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	3,400	776,084
Texas Instruments, Inc.	9,175	1,784,813

		2,560,897

Specialized REITs - 1.1%
American Tower Corp.	7,050	1,370,379

Specialty Retail - 2.6%
Home Depot, Inc.	5,025	1,729,806
Lowe’s Cos., Inc.	6,200	1,366,852

		3,096,658

Trading Companies & Distributors - 1.5%
Fastenal Co.	27,600	1,734,383

Total Common Stocks (Cost $42,005,335)		46,580,401

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.2%
Federal Home Loan Banks
6.05%, 11/21/2031	$200,000	199,645
Federal Home Loan Mortgage Corp.
2.00%, 03/01/2041 - 12/01/2051	1,595,685	1,318,964
2.50%, 02/01/2032 - 01/01/2052	2,506,637	2,129,714
3.00%, 09/01/2042 - 08/01/2052	1,793,678	1,565,838
3.50%, 11/01/2040 - 05/01/2052	1,936,689	1,739,899
4.00%, 04/01/2033 - 03/01/2047	163,573	156,860
4.50%, 02/01/2025 - 12/01/2052	470,082	452,384
5.00%, 11/01/2052 - 02/01/2053	2,093,512	2,029,884
5.50%, 01/01/2037 - 02/01/2054	1,530,211	1,518,708
6.00%, 09/01/2053	651,527	656,332
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.98%, 11/25/2025	177,651	174,751
3.12%, 06/25/2027	750,000	713,627
3.35%, 01/25/2028	400,000	380,497
Federal Home Loan Mortgage Corp. REMICS
5.00%, 07/15/2036	69,742	69,902
Federal Home Loan Mortgage Corp. STACR REMICS Trust
1-Month SOFR Average + 0.75%, 6.09% (A), 10/25/2033 (B)	16,106	16,101

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
2.50%, 06/01/2031 - 04/01/2052	$3,367,725	$ 2,894,165
3.00%, 12/01/2028 - 01/01/2049	2,115,502	1,903,725
3.10% (A), 07/25/2024	21,035	20,952
3.20% (A), 11/25/2027	423,697	404,097
3.50%, 12/01/2031 - 08/01/2052	2,314,742	2,086,900
4.00%, 02/01/2035 - 05/01/2052	2,977,850	2,756,433
4.50%, 05/01/2038 - 07/01/2053	2,060,390	1,974,991
5.00%, 10/01/2052 - 12/01/2052	1,307,937	1,269,263
5.50%, 10/01/2052 - 05/01/2054	1,027,454	1,016,845
Federal National Mortgage Association REMICS
1.38%, 09/25/2027	201,618	191,337
3.50%, 04/25/2031	102,175	98,404
Government National Mortgage Association
3.50%, 12/15/2042	30,941	28,514
4.00%, 12/15/2039	3,946	3,719
4.50%, 08/15/2040	1,593	1,549

Total U.S. Government Agency Obligations (Cost $29,769,683)		27,774,000

CORPORATE DEBT SECURITIES - 18.2%
Aerospace & Defense - 0.2%
BAE Systems PLC
5.30%, 03/26/2034 (B)	250,000	248,214

Banks - 4.4%
Bank of America Corp.
Fixed until 06/14/2028, 2.09% (A), 06/14/2029	300,000	266,237
Fixed until 03/08/2032, 3.85% (A), 03/08/2037	250,000	219,485
Citigroup, Inc.
Fixed until 05/24/2032, 4.91% (A), 05/24/2033	200,000	192,394
Fifth Third Bancorp
2.55%, 05/05/2027	225,000	208,433
Fixed until 04/25/2032, 4.34% (A), 04/25/2033	200,000	182,549
Fixed until 07/27/2028, 6.34% (A), 07/27/2029	100,000	102,555
Goldman Sachs Group, Inc.
Fixed until 10/21/2026, 1.95%(A), 10/21/2027	500,000	461,737
Huntington Bancshares, Inc.
Fixed until 08/15/2031, 2.49% (A), 08/15/2036	300,000	228,211
JPMorgan Chase & Co.
Fixed until 01/23/2034, 5.34% (A), 01/23/2035	250,000	249,025
Mitsubishi UFJ Financial Group, Inc.
Fixed until 02/22/2030, 5.48% (A), 02/22/2031	250,000	252,673
Morgan Stanley
Fixed until 01/18/2034, 5.47% (A), 01/18/2035	250,000	249,832
Fixed until 01/19/2033, 5.95% (A), 01/19/2038	100,000	99,598

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
PNC Bank NA
2.70%, 10/22/2029	$125,000	$ 109,103
PNC Financial Services Group, Inc.
Fixed until 10/20/2033, 6.88% (A), 10/20/2034	250,000	272,859
Regions Financial Corp.
1.80%, 08/12/2028	250,000	216,041
Royal Bank of Canada
5.15%, 02/01/2034	175,000	174,023
State Street Corp.
Fixed until 11/01/2029, 3.03% (A), 11/01/2034	125,000	110,753
Toronto-Dominion Bank
4.46%, 06/08/2032	250,000	236,014
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (A), 01/26/2034	200,000	191,842
Fixed until 06/08/2033, 5.87% (A), 06/08/2034	300,000	302,839
UBS Group AG
Fixed until 08/05/2026, 4.70% (A), 08/05/2027 (B)	200,000	196,341
US Bancorp
Fixed until 02/01/2033, 4.84% (A), 02/01/2034	225,000	213,703
Fixed until 01/23/2029, 5.38% (A), 01/23/2030	125,000	125,397
Wells Fargo & Co.
Fixed until 01/22/2029, 5.20% (A), 01/23/2030	125,000	124,568
Fixed until 07/25/2028, 5.57% (A), 07/25/2029	250,000	252,399

		5,238,611

Beverages - 0.1%
Keurig Dr. Pepper, Inc.
3.80%, 05/01/2050	200,000	149,626

Biotechnology - 0.2%
Amgen, Inc.
5.65%, 03/02/2053	75,000	74,264

Royalty Pharma PLC
2.20%, 09/02/2030	200,000	166,817

		241,081

Building Products - 0.4%
Carrier Global Corp.
3.58%, 04/05/2050	100,000	72,998
6.20%, 03/15/2054	200,000	215,325
Lowe’s Cos., Inc.
3.00%, 10/15/2050	300,000	188,905

		477,228

Capital Markets - 0.6%
Goldman Sachs BDC, Inc.
2.88%, 01/15/2026	200,000	190,923
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	250,000	202,047
6.20%, 04/14/2034	200,000	202,656

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
KKR Group Finance Co. VIII LLC
3.50%, 08/25/2050 (B)	$250,000	$ 173,361

		768,987

Chemicals - 0.3%
LYB International Finance III LLC
3.63%, 04/01/2051	200,000	138,182
Nutrien Ltd.
5.80%, 03/27/2053	250,000	247,958

		386,140

Commercial Services & Supplies - 0.4%
Quanta Services, Inc.
2.90%, 10/01/2030	300,000	264,569
Textron, Inc.
2.45%, 03/15/2031	250,000	209,808

		474,377

Construction Materials - 0.2%
Vulcan Materials Co.
3.50%, 06/01/2030	275,000	251,163

Consumer Finance - 0.8%
American Express Co.
Fixed until 10/30/2030, 6.49% (A), 10/30/2031	250,000	266,719
Capital One Financial Corp.
Fixed until 05/10/2027, 4.93% (A), 05/10/2028	200,000	197,196
Fixed until 06/08/2028, 6.31% (A), 06/08/2029	200,000	204,731
Synchrony Financial
3.70%, 08/04/2026	100,000	95,422
Western Union Co.
2.85%, 01/10/2025	150,000	147,552

		911,620

Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc.
2.50%, 02/10/2041 (B)	250,000	163,830

Containers & Packaging - 0.1%
WRKCo, Inc.
3.90%, 06/01/2028	125,000	118,994

Diversified REITs - 0.1%
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	200,000	168,130

Diversified Telecommunication Services - 0.3%
AT&T, Inc.
2.25%, 02/01/2032	300,000	243,861
4.75%, 05/15/2046	75,000	65,124

		308,985

Electric Utilities - 1.1%
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	200,000	159,395

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
DTE Electric Co.
5.40%, 04/01/2053 (C)	$250,000	$ 245,068
Duke Energy Corp.
3.75%, 09/01/2046	250,000	182,772
Interstate Power & Light Co.
3.50%, 09/30/2049	225,000	158,451
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/2028	400,000	353,851
PECO Energy Co.
3.05%, 03/15/2051	250,000	163,433

		1,262,970

Electronic Equipment, Instruments & Components - 0.2%
Vontier Corp.
1.80%, 04/01/2026	200,000	186,960

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B)	292,000	278,948

Financial Services - 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	350,000	329,700
4.63%, 10/15/2027	250,000	243,627
Air Lease Corp.
2.88%, 01/15/2026	250,000	239,850
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (B)	350,000	329,005

		1,142,182

Food Products - 0.2%
J M Smucker Co.
6.20%, 11/15/2033 (C)	250,000	262,892

Health Care Providers & Services - 0.8%
Cigna Group
4.38%, 10/15/2028	50,000	48,577
4.90%, 12/15/2048	100,000	88,161
CVS Health Corp.
5.13%, 07/20/2045	250,000	221,016
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/2030 (B)	350,000	295,901
Humana, Inc.
5.38%, 04/15/2031	150,000	149,335
UnitedHealth Group, Inc.
3.70%, 08/15/2049	250,000	188,996

		991,986

Health Care REITs - 0.3%
Healthpeak OP LLC
3.25%, 07/15/2026	150,000	143,659
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	225,000	192,477

		336,136

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Health Care Technology - 0.2%
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025	$250,000	$ 250,081

Insurance - 1.3%
Aflac, Inc.
4.75%, 01/15/2049	250,000	221,424
American International Group, Inc.
4.75%, 04/01/2048	100,000	88,587
Athene Holding Ltd.
6.25%, 04/01/2054	125,000	125,702
Belrose Funding Trust
2.33%, 08/15/2030 (B)	250,000	203,798
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	200,000	155,415
Empower Finance 2020 LP
3.08%, 09/17/2051 (B)	350,000	224,602
Five Corners Funding Trust II
2.85%, 05/15/2030 (B)	250,000	220,286
Liberty Mutual Group, Inc.
3.95%, 05/15/2060 (B)	100,000	68,678
Old Republic International Corp.
3.85%, 06/11/2051	250,000	177,217
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050 (B)	200,000	133,685

		1,619,394

Oil, Gas & Consumable Fuels - 2.6%
Diamondback Energy, Inc.
5.40%, 04/18/2034	295,000	292,423
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	250,000	224,424
Enbridge, Inc.
5.70%, 03/08/2033	125,000	126,212
Energy Transfer LP
5.25%, 04/15/2029	100,000	99,634
6.55%, 12/01/2033	250,000	264,920
Exxon Mobil Corp.
4.11%, 03/01/2046	225,000	186,398
Kinder Morgan, Inc.
5.55%, 06/01/2045	350,000	327,771
Marathon Petroleum Corp.
3.80%, 04/01/2028	175,000	166,834
4.70%, 05/01/2025	200,000	198,345
MPLX LP
2.65%, 08/15/2030	400,000	345,225
Phillips 66
4.65%, 11/15/2034	100,000	93,247
Valero Energy Corp.
4.00%, 06/01/2052	100,000	73,672
6.63%, 06/15/2037	250,000	267,087
Valero Energy Partners LP
4.50%, 03/15/2028	400,000	390,146

		3,056,338

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Passenger Airlines - 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (B)	$250,000	$ 243,585

Pharmaceuticals - 0.4%
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/2053	450,000	436,457

Retail REITs - 0.2%
Realty Income Corp.
4.85%, 03/15/2030	200,000	196,169

Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc.
3.19%, 11/15/2036 (B)	9,000	7,139
Intel Corp.
3.73%, 12/08/2047	400,000	295,317

		302,456

Software - 0.6%
Fiserv, Inc.
3.50%, 07/01/2029	200,000	185,047
Intuit, Inc.
5.20%, 09/15/2033	100,000	100,596
Oracle Corp.
3.95%, 03/25/2051	250,000	185,899
VMware LLC
2.20%, 08/15/2031	250,000	203,501

		675,043

Specialized REITs - 0.1%
Weyerhaeuser Co.
3.38%, 03/09/2033	200,000	171,659

Specialty Retail - 0.1%
Tractor Supply Co.
5.25%, 05/15/2033	100,000	99,297

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC/EMC Corp.
3.45%, 12/15/2051	250,000	170,260
8.35%, 07/15/2046	19,000	24,128
HP, Inc.
2.65%, 06/17/2031	250,000	212,193

		406,581

Total Corporate Debt Securities (Cost $24,254,960)		21,826,120

U.S. GOVERNMENT OBLIGATIONS - 12.7%
U.S. Treasury - 12.7%
U.S. Treasury Bonds
2.00%, 02/15/2050	700,000	428,012
2.50%, 02/15/2045	750,000	537,686
2.75%, 08/15/2042 - 11/15/2042	1,800,000	1,388,594
3.00%, 05/15/2047	750,000	576,943
3.75%, 08/15/2041	250,000	226,709
4.13%, 08/15/2053	975,000	913,605
4.38%, 05/15/2041	500,000	492,285

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes
2.00%, 08/15/2025	$1,000,000	$ 966,953
2.38%, 05/15/2027	1,250,000	1,177,539
2.63%, 02/15/2029	2,500,000	2,318,750
2.88%, 05/15/2028	2,250,000	2,126,689
3.88%, 11/30/2029	1,000,000	977,383
4.00%, 02/29/2028 - 02/15/2034	2,065,000	2,026,139
4.13%, 11/15/2032	250,000	246,201
4.63%, 09/30/2028	800,000	807,188

Total U.S. Government Obligations (Cost $16,878,156)		15,210,676

MORTGAGE-BACKED SECURITIES - 3.0%
Bunker Hill Loan Depositary Trust
Series 2020-1, Class A1, 1.72% (A), 02/25/2055 (B)	71,631	68,666
CIM Trust
Series 2021-J2, Class A4, 2.50% (A), 04/25/2051 (B)	268,876	233,643
FREMF Mortgage Trust
Series 2014-K41, Class B, 3.97% (A), 11/25/2047 (B)	180,000	178,283
Series 2015-K44, Class B, 3.84%(A), 01/25/2048 (B)	410,000	403,953
Series 2020-K106, Class B, 3.68% (A), 03/25/2053 (B)	250,000	226,430
GCAT Trust
Series 2021-NQM1, Class A1, 0.87% (A), 01/25/2066 (B)	138,538	116,950
GS Mortgage-Backed Securities Corp. Trust
Series 2020-PJ6, Class A2, 2.50% (A), 05/25/2051 (B)	154,778	124,356
JP Morgan Mortgage Trust
Series 2024-5, Class A4, 6.00% (A), 11/25/2054 (B)	250,000	249,427
JPMorgan Mortgage Trust
Series 2021-1, Class A3, 2.50% (A), 06/25/2051 (B)	447,802	358,312
Series 2021-3, Class A3, 2.50% (A), 07/25/2051(B)	207,221	165,058
Series 2021-6, Class A4, 2.50% (A), 10/25/2051 (B)	548,903	474,208
JPMorgan Wealth Management
Series 2020-ATR1, Class A3, 3.00% (A), 02/25/2050 (B)	103,081	87,844
PSMC Trust
Series 2021-1, Class A11, 2.50% (A), 03/25/2051 (B)	320,648	277,519
RCKT Mortgage Trust
Series 2021-6, Class A5, 2.50% (A), 12/25/2051 (B)	321,381	275,914
Sequoia Mortgage Trust
Series 2013-7, Class A2, 3.00% (A), 06/25/2043	197,428	171,078

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust
Series 2021-INV2, Class A2, 2.50% (A), 09/25/2051 (B)	$197,904	$ 157,612

Total Mortgage-Backed Securities (Cost $4,120,298)		3,569,253

ASSET-BACKED SECURITIES - 2.7%
Carmax Auto Owner Trust
Series 2022-3, Class A4, 4.06%, 02/15/2028	203,000	198,369
Chesapeake Funding II LLC
Series 2023-1A, Class A1, 5.65%, 05/15/2035 (B)	355,537	355,392
CNH Equipment Trust
Series 2023-A, Class A3, 4.81%, 08/15/2028	500,000	495,884
Dell Equipment Finance Trust
Series 2023-2, Class A2, 5.84%, 01/22/2029 (B)	133,392	133,439
Enterprise Fleet Financing LLC
Series 2022-4, Class A2, 5.76%, 10/22/2029 (B)	233,975	234,143
Series 2023-1, Class A2, 5.51%, 01/22/2029 (B)	185,390	185,064
Hertz Vehicle Financing III LLC
Series 2022-1A, Class A, 1.99%, 06/25/2026 (B)	250,000	242,853
Hertz Vehicle Financing LLC
Series 2021-1A, Class A, 1.21%, 12/26/2025 (B)	250,000	246,688
Honda Auto Receivables Owner Trust
Series 2021-3, Class A3, 0.41%, 11/18/2025	185,734	182,974
JPMorgan Chase Bank NA - CACLN
Series 2021-1, Class B, 0.88%, 09/25/2028 (B)	8,081	8,047
Series 2021-2, Class B, 0.89%, 12/26/2028 (B)	30,798	30,455
Series 2021-3, Class C, 0.86%, 02/26/2029 (B)	54,547	53,286
LAD Auto Receivables Trust
Series 2023-2A, Class A2, 5.93%, 06/15/2027 (B)	120,713	120,828
Santander Revolving Auto Loan Trust
Series 2019-A, Class C, 3.00%, 01/26/2032 (B)	350,000	344,904
Towd Point HE Trust
Series 2021-HE1, Class A1, 0.92% (A), 02/25/2063 (B)	80,409	77,127
Towd Point Mortgage Trust
Series 2024-CES1, Class A1A, 5.85% (A), 01/25/2064 (B)	279,010	278,111

Total Asset-Backed Securities (Cost $3,202,066)		3,187,564

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
Massachusetts - 0.0%(D)
University of Massachusetts Building Authority, Revenue Bonds, 6.57%, 05/01/2039	$ 35,000	$ 35,024

Oregon - 0.2%
Hillsboro School District No. 1J, General Obligation Limited, 4.36%, 06/30/2034	200,000	192,305

Total Municipal Government Obligations (Cost $236,503)		227,329

	Shares	Value

OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (E)	267,378	267,378

Total Other Investment Company (Cost $267,378)		267,378

Principal	Value

REPURCHASE AGREEMENT - 0.7%

Fixed Income Clearing Corp., 2.50%(E), dated 06/28/2024, to be repurchased at $825,527 on 07/01/2024. Collateralized by a U.S. Government Obligation, 3.75%, due 04/15/2026, and with a value of $841,865.

$ 825,355	$ 825,355

Total Repurchase Agreement (Cost $825,355)	825,355

Total Investments (Cost $121,559,734)	119,468,076

Net Other Assets (Liabilities) - 0.1%	81,898

Net Assets - 100.0%	$ 119,549,974

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value

ASSETS
Investments
Common Stocks	$46,580,401	$—	$—	$46,580,401
U.S. Government Agency Obligations	—	27,774,000	—	27,774,000
Corporate Debt Securities	—	21,826,120	—	21,826,120
U.S. Government Obligations	—	15,210,676	—	15,210,676
Mortgage-Backed Securities	—	3,569,253	—	3,569,253
Asset-Backed Securities	—	3,187,564	—	3,187,564
Municipal Government Obligations	—	227,329	—	227,329
Other Investment Company	267,378	—	—	267,378
Repurchase Agreement	—	825,355	—	825,355

Total Investments	$46,847,779	$72,620,297	$—	$119,468,076

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Floating or variable rate security. The rate disclosed is as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)

Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the total value of 144A securities is $8,511,986, representing 7.1% of the Portfolio’s net assets.

(C)

All or a portion of the security is on loan. The total value of the securities on loan is $506,917, collateralized by cash collateral of $267,378 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $250,705. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Percentage rounds to less than 0.1% or (0.1)%.

(E)	Rate disclosed reflects the yield at June 30, 2024.

(F)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

PORTFOLIO ABBREVIATION(S):

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Madison Diversified Income VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Investments, at value (cost $120,734,379) (including securities loaned of $506,917)	$118,642,721
Repurchase agreement, at value (cost $825,355)	825,355
Receivables and other assets:
Net income from securities lending	118
Dividends	59,355
Interest	473,503
Prepaid expenses	478

Total assets	120,001,530

Liabilities:
Cash collateral received upon return of:
Securities on loan	267,378
Payables and other liabilities:
Shares of beneficial interest redeemed	45,689
Investment management fees	67,220
Distribution and service fees	23,021
Transfer agent costs	147
Trustee and CCO fees	421
Audit and tax fees	16,938
Custody fees	18,203
Legal fees	822
Printing and shareholder reports fees	6,278
Other accrued expenses	5,439

Total liabilities	451,556

Net assets	$119,549,974

Net assets consist of:
Capital stock ($0.01 par value)	$109,654
Additional paid-in capital	120,754,079
Total distributable earnings (accumulated losses)	(1,313,759)

Net assets	$119,549,974

Shares outstanding	10,965,396

Net asset value and offering price per share	$10.90

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income	$630,235
Interest income	1,432,413
Net income from securities lending	3,875
Total investment income	2,066,523

Expenses:
Investment management fees	442,154
Distribution and service fees	151,422
Transfer agent costs	716
Trustee and CCO fees	2,879
Audit and tax fees	16,810
Custody fees	18,041
Legal fees	5,342
Printing and shareholder reports fees	6,224
Other	11,105

Total expenses	654,693

Net investment income (loss)	1,411,830

Net realized gain (loss) on:
Investments	(1,412,731)

Net change in unrealized appreciation (depreciation) on:
Investments	(965,928)

Net realized and change in unrealized gain (loss)	(2,378,659)

Net increase (decrease) in net assets resulting from operations	$(966,829)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Madison Diversified Income VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$ 1,411,830	$ 2,947,847
Net realized gain (loss)	(1,412,731)	(2,095,938)
Net change in unrealized appreciation (depreciation)	(965,928)	4,036,821

Net increase (decrease) in net assets resulting from operations	(966,829)	4,888,730

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(8,554,749)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(8,554,749)

Capital share transactions:
Proceeds from shares sold	1,288,963	3,138,211
Dividends and/or distributions reinvested	—	8,554,749
Cost of shares redeemed	(10,318,462)	(21,920,983)

Net increase (decrease) in net assets resulting from capital share transactions	(9,029,499)	(10,228,023)

Net increase (decrease) in net assets	(9,996,328)	(13,894,042)

Net assets:
Beginning of period/year	129,546,302	143,440,344
End of period/year	$119,549,974	$129,546,302

Capital share transactions - shares:
Shares issued	118,702	280,895
Shares reinvested	—	804,774
Shares redeemed	(948,932)	(1,994,046)

Net increase (decrease) in shares outstanding	(830,230)	(908,377)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period/year	$10.98		$11.29	$15.03	$14.34	$13.84	$12.54

Investment operations:

Net investment income (loss)(A)	0.12		0.24	0.22	0.18	0.21	0.21

Net realized and unrealized gain (loss)	(0.20)		0.19	(1.74)	0.94	0.86	1.65

Total investment operations	(0.08)		0.43	(1.52)	1.12	1.07	1.86

Dividends and/or distributions to shareholders:

Net investment income	—		(0.23)	(0.23)	(0.24)	(0.23)	(0.21)

Net realized gains	—		(0.51)	(1.99)	(0.19)	(0.34)	(0.35)

Total dividends and/or distributions to shareholders	—		(0.74)	(2.22)	(0.43)	(0.57)	(0.56)

Net asset value, end of period/year	$10.90		$10.98	$11.29	$15.03	$14.34	$13.84

Total return	(0.73	)%(B)	3.97%	(10.38)%	7.87%	7.95%	14.94%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$119,550		$129,546	$143,440	$176,032	$210,086	$185,147

Expenses to average net assets	1.08	%(C)	1.08%	1.06%	1.05%	1.04%	1.05%

Net investment income (loss) to average net assets	2.33	%(C)	2.19%	1.69%	1.21%	1.55%	1.58%

Portfolio turnover rate	12	%(B)	31%	32%	33%	40%	25%

(A)	Calculated based on average number of shares outstanding.

(B)	Not annualized.

(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Diversified Income VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2024, commissions recaptured are $6,423.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2024, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

	Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$267,378	$—	$—	$—	$267,378

Total Borrowings	$267,378	$—	$—	$—	$267,378

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Dividend paying stock risk: There can be no assurance that the issuers of the stocks held by the Portfolio will pay dividends in the future or that, if dividends are paid, they will not decrease. The Portfolio’s emphasis on dividend paying stocks could cause the Portfolio’s share price and total return to fluctuate more than, or cause the Portfolio to underperform, similar Portfolios that invest without consideration of an issuer’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks tend to go through cycles of over- or under-performing the stock market in general.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK FACTORS (continued)

Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate

First $500 million	0.73%
Over $500 million up to $1 billion	0.70
Over $1 billion	0.68

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.09%	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities

Long-Term	U.S. Government	Long-Term	U.S. Government
$ 11,675,137	$ 3,326,677	$18,807,571	$ 3,504,038

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 121,559,734	$ 6,477,650	$ (8,569,308)	$ (2,091,658)

10. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Madison Diversified Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Madison Diversified Income VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Madison Asset Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Madison Diversified Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 10-year period, in line with the median for the past 3- and 5-year periods and below the median for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Madison Diversified Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:  This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc. PO Box 219945 Kansas City, MO 64121-9945 Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 22.9%
U.S. Treasury - 22.9%
U.S. Treasury Bonds, Principal Only STRIPS
Zero Coupon, 02/15/2027	$18,000,000	$16,026,067
U.S. Treasury Notes
1.63%, 10/31/2026	62,000,000	57,902,188

Total U.S. Government Obligations (Cost $80,081,004)		73,928,255

U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.8%
Federal Home Loan Banks
3.25%, 11/16/2028 (A)	29,000,000	27,686,939
Federal Home Loan Mortgage Corp.
1.50%, 02/12/2025	5,000,000	4,884,957
Federal National Mortgage Association
0.63%, 04/22/2025 (A)	25,000,000	24,106,455
6.25%, 05/15/2029 (A)	6,500,000	7,027,961

Total U.S. Government Agency Obligations (Cost $68,243,171)		63,706,312

FOREIGN GOVERNMENT OBLIGATIONS - 9.1%

Supranational - 9.1%
European Investment Bank
3.88%, 03/15/2028	7,000,000	6,844,509
Inter-American Development Bank
4.00%, 01/12/2028	7,000,000	6,874,238
International Bank for Reconstruction & Development
0.88%, 07/15/2026	17,000,000	15,732,196

		29,450,943

Total Foreign Government Obligations (Cost $30,941,731)		29,450,943

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 24.5%
U.S. Treasury Bills
5.31% (B), 08/01/2024	35,000,000	34,842,373
5.38% (B), 10/15/2024	45,000,000	44,309,675

Total Short-Term U.S. Government Obligations (Cost $79,126,535)		79,152,048

	Shares	Value

OTHER INVESTMENT COMPANY - 9.5%
Securities Lending Collateral - 9.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (B)	30,691,453	$30,691,453

Total Other Investment Company (Cost $30,691,453)		30,691,453

	Principal	Value

REPURCHASE AGREEMENT - 4.1%
Fixed Income Clearing Corp., 2.50% (B), dated 06/28/2024, to be repurchased at $13,209,408 on 07/01/2024. Collateralized by a U.S. Government Obligation, 3.75%, due 04/15/2026, and with a value of $13,470,812.	$13,206,657	13,206,657

Total Repurchase Agreement (Cost $13,206,657)		13,206,657

Total Investments Excluding Options Purchased (Cost $302,290,551)		290,135,668

Total Options Purchased - 19.6% (Cost $48,438,195)		63,313,468

Total Investments (Cost $350,728,746)		353,449,136
Net Other Assets (Liabilities) - (9.5)%		(30,618,892)

Net Assets - 100.0%		$322,830,244

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call – S&P 500® Index	MSC	USD	4,510.00	02/28/2029	USD	120,130,560	220	$25,828,110	$40,673,208
Call – S&P 500® Index	UBS	USD	5,450.00	06/11/2029	USD	92,828,160	170	22,610,085	22,640,260

Total								$48,438,195	$63,313,468

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	40	09/30/2024	$8,155,379	$8,168,750	$ 13,371	$—
5-Year U.S. Treasury Notes	279	09/30/2024	29,607,154	29,735,297	128,143	—
10-Year U.S. Treasury Notes	130	09/19/2024	14,213,886	14,297,969	84,083	—

The Notes to Financial Statements are an integral part of this report. Transamerica Series Trust Semi-Annual Financial Statements 2024

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

FUTURES CONTRACTS (continued):

Long Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
30-Year U.S. Treasury Bonds	63	09/19/2024	$7,396,693	$7,453,687	$56,994	$—
S&P 500® E-Mini Index	59	09/20/2024	16,394,527	16,288,425	—	(106,102)
U.S. Treasury Ultra Bonds	50	09/19/2024	6,379,771	6,267,188	—	(112,583)

Total Futures Contracts					$282,591	$(218,685)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value

ASSETS
Investments
U.S. Government Obligations	$—	$73,928,255	$—	$73,928,255
U.S. Government Agency Obligations	—	63,706,312	—	63,706,312
Foreign Government Obligations	—	29,450,943	—	29,450,943
Short-Term U.S. Government Obligations	—	79,152,048	—	79,152,048
Other Investment Company	30,691,453	—	—	30,691,453
Repurchase Agreement	—	13,206,657	—	13,206,657
Over-the-Counter Options Purchased	—	63,313,468	—	63,313,468

Total Investments	$30,691,453	$322,757,683	$—	$353,449,136

Other Financial Instruments
Futures Contracts (D)	$282,591	$—	$—	$282,591

Total Other Financial Instruments	$282,591	$—	$—	$282,591

LIABILITIES
Other Financial Instruments
Futures Contracts (D)	$(218,685)	$—	$—	$(218,685)

Total Other Financial Instruments	$(218,685)	$—	$—	$(218,685)

FOOTNOTES	TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of the securities on loan is $30,090,484, collateralized by cash collateral of $30,691,453. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at June 30, 2024.
(C)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(D)	Derivative instruments are valued at unrealized appreciation (depreciation).

COUNTERPARTY ABBREVIATION(S):

MSC	Morgan Stanley & Co.
UBS	UBS AG

PORTFOLIO ABBREVIATION(S):

STRIPS	Separate Trading of Registered Interest and Principal of Securities

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Market Participation Strategy VP

STATEMENT OF ASSETS AND LIABILITIES At June 30, 2024 (unaudited)	STATEMENT OF OPERATIONS For the period ended June 30, 2024 (unaudited)

Assets:
Investments, at value (cost $337,522,089) (including securities loaned of $30,090,484)	$340,242,479
Repurchase agreement, at value (cost $13,206,657)	13,206,657
Receivables and other assets:
Net income from securities lending	6,304
Interest	662,882
Prepaid expenses	1,289

Total assets	354,119,611

Liabilities:
Cash collateral received upon return of:
Securities on loan	30,691,453
Payables and other liabilities:
Shares of beneficial interest redeemed	24,533
Investment management fees	168,480
Distribution and service fees	61,941
Transfer agent costs	332
Trustee and CCO fees	935
Audit and tax fees	13,102
Custody fees	11,755
Legal fees	6,902
Printing and shareholder reports fees	17,490
Other accrued expenses	8,357
Variation margin payable on futures contracts	284,087

Total liabilities	31,289,367

Net assets	$322,830,244

Net assets consist of:
Capital stock ($0.01 par value)	$296,850
Additional paid-in capital	302,256,389
Total distributable earnings (accumulated losses)	20,277,005

Net assets	$322,830,244

Shares outstanding	29,685,031

Net asset value and offering price per share	$10.88

Investment income:
Interest income	$3,462,669
Net income from securities lending	37,680

Total investment income	3,500,349

Expenses:

Investment management fees	1,087,408
Distribution and service fees	399,782
Transfer agent costs	1,834
Trustee and CCO fees	7,478
Audit and tax fees	12,781
Custody fees	12,173
Legal fees	13,041
Printing and shareholder reports fees	16,336
Other	14,129

Total expenses	1,564,962

Net investment income (loss)	1,935,387

Net realized gain (loss) on:
Investments	21,645,807
Futures contracts	(533,668)

Net realized gain (loss)	21,112,139

Net change in unrealized appreciation (depreciation) on:
Investments	6,204,310
Futures contracts	(1,872,344)

Net change in unrealized appreciation (depreciation)	4,331,966

Net realized and change in unrealized gain (loss)	25,444,105

Net increase (decrease) in net assets resulting from operations	$27,379,492

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Market Participation Strategy VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$1,935,387	$4,807,096
Net realized gain (loss)	21,112,139	2,234,011
Net change in unrealized appreciation (depreciation)	4,331,966	28,469,566

Net increase (decrease) in net assets resulting from operations	27,379,492	35,510,673

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(1,315,462)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(1,315,462)

Capital share transactions:
Proceeds from shares sold	2,684,785	3,273,031
Dividends and/or distributions reinvested	—	1,315,462
Cost of shares redeemed	(32,145,945)	(50,237,006)

Net increase (decrease) in net assets resulting from capital share transactions	(29,461,160)	(45,648,513)

Net increase (decrease) in net assets	(2,081,668)	(11,453,302)

Net assets:
Beginning of period/year	324,911,912	336,365,214
End of period/year	$322,830,244	$324,911,912

Capital share transactions - shares:

Shares issued	258,495	346,743
Shares reinvested	—	136,742
Shares redeemed	(3,080,277)	(5,335,148)

Net increase (decrease) in shares outstanding	(2,821,782)	(4,851,663)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Market Participation Strategy VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022		December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$10.00		$9.00	$14.11		$13.78	$11.70	$11.73

Investment operations:
Net investment income (loss)(A)	0.06		0.14	0.04		0.01	0.07	0.12
Net realized and unrealized gain (loss)	0.82		0.90	(2.07)		1.92	2.29	1.93

Total investment operations	0.88		1.04	(2.03)		1.93	2.36	2.05

Dividends and/or distributions to shareholders:
Net investment income	—		(0.04)	(0.00	)(B)	(0.07)	(0.13)	(0.12)
Net realized gains	—		—	(3.08)		(1.53)	(0.15)	(1.96)

Total dividends and/or distributions to shareholders	—		(0.04)	(3.08)		(1.60)	(0.28)	(2.08)

Net asset value, end of period/year	$10.88		$10.00	$9.00		$14.11	$13.78	$11.70

Total return	8.80	%(C)	11.55%	(15.30)%		14.45%	20.33%	18.58%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$322,830		$324,912	$336,365		$460,349	$467,693	$427,339
Expenses to average net assets	0.98	%(D)	0.98%	0.97%		0.96%	0.97%	0.97%
Net investment income (loss) to average net assets	1.21	%(D)	1.46%	0.35%		0.04%	0.52%	1.02%
Portfolio turnover rate	10	%(C)	16%	3%		72%	51%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Market Participation Strategy VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2024 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

	Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
U.S. Government Agency Obligations	$30,691,453	$—	$—	$—	$30,691,453
Total Borrowings	$30,691,453	$—	$—	$—	$30,691,453

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, credit risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Open option contracts at June 30, 2024, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2024 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2024.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions: Investments, at value (A)	$—	$—	$63,313,468	$—	$—	$63,313,468
Futures contracts:
Total distributable earnings (accumulated losses) (A)(B)	282,591	—	—	—	—	282,591
Total	$282,591	$—	$63,313,468	$—	$—	$63,596,059

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Futures contracts:
Total distributable earnings (accumulated losses) (A)(B)	$(112,583)	$—	$(106,102)	$—	$—	$(218,685)

Total	$(112,583)	$—	$(106,102)	$—	$—	$(218,685)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)

Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2024.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Purchased options and swaptions (A)	$—	$—	$21,910,221	$—	$—	$21,910,221
Futures contracts	(1,078,012)	—	544,344	—	—	(533,668)

Total	$(1,078,012)	$—	$22,454,565	$—	$—	$21,376,553

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Purchased options and swaptions (B)	$—	$—	$6,378,591	$—	$—	$6,378,591
Futures contracts	(1,230,619)	—	(641,725)	—	—	(1,872,344)

Total	$(1,230,619)	$—	$5,736,866	$—	$—	$4,506,247

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.

(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2024.

Options:
Average value of option contracts purchased	$67,851,210
Futures contracts:
Average notional value of contracts — long	83,634,420
Average notional value of contracts — short	(1,072,254)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect.

Non-diversification risk: As a “non-diversified” Portfolio, the Portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to the risks associated with investing in those issuers.

Tactical asset allocation risk: Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The Portfolio’s tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the Portfolio in order to maintain a long-term goal for asset allocation).The sub-adviser’s evaluations and assumptions in selecting investments may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate

First $500 million	0.68%
Over $500 million up to $1 billion	0.65
Over $1 billion up to $1.5 billion	0.62
Over $1.5 billion	0.60

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through

Service Class	1.07%	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government

$ 22,610,085	$ —	$ 44,279,865	$ 4,237,813

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)

$ 350,728,746	$ 15,183,377	$ (12,399,081)	$ 2,784,296

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Market Participation Strategy VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Market Participation Strategy VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and PGIM Quantitative Solutions LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Market Participation Strategy VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-, 5-, and 10-year periods and below the median for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 5-year period and below the benchmark for the past 1-, 3-, and 10-year periods.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Market Participation Strategy VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc. PO Box 219945 Kansas City, MO 64121-9945 Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 93.6%
Automobiles - 5.8%
Rivian Automotive, Inc., Class A (A)(B)	21,855	$293,294
Tesla, Inc. (A)	36,420	7,206,790

		7,500,084

Biotechnology - 1.3%
ProKidney Corp. (A)(B)	104,554	257,203
Roivant Sciences Ltd. (A)	134,334	1,419,910

		1,677,113

Broadline Retail - 5.5%
Global-e Online Ltd. (A)	85,384	3,096,877
MercadoLibre, Inc. (A)	2,427	3,988,532

		7,085,409

Capital Markets - 4.4%
Coinbase Global, Inc., Class A (A)	8,425	1,872,288
Intercontinental Exchange, Inc.	28,114	3,848,525

		5,720,813

Entertainment - 4.9%
ROBLOX Corp., Class A (A)	171,001	6,362,947

Financial Services - 8.3%
Adyen NV (A)(C)	3,868	4,611,360
Affirm Holdings, Inc. (A)	201,620	6,090,940

		10,702,300

Ground Transportation - 3.7%
Uber Technologies, Inc. (A)	66,824	4,856,768

Health Care Providers & Services - 1.6%
agilon health, Inc. (A)(B)	318,600	2,083,644

Health Care Technology - 0.7%
Doximity, Inc., Class A (A)	31,536	882,062

Hotels, Restaurants & Leisure - 11.6%
Airbnb, Inc., Class A (A)	40,364	6,120,393
DoorDash, Inc., Class A (A)	81,912	8,910,388

		15,030,781

IT Services - 18.7%
Cloudflare, Inc., Class A (A)	124,740	10,332,214
Shopify, Inc., Class A (A)	115,992	7,661,272
Snowflake, Inc., Class A (A)	46,231	6,245,346

		24,238,832

Leisure Products - 0.4%
Peloton Interactive, Inc., Class A (A)(B)	134,886	455,915

Life Sciences Tools & Services - 0.3%
10X Genomics, Inc., Class A (A)	20,233	393,532

	Shares	Value
COMMON STOCKS (continued)
Media - 7.9%
Trade Desk, Inc., Class A (A)	104,701	$10,226,147

Pharmaceuticals - 4.6%
Royalty Pharma PLC, Class A	226,655	5,976,892

Software - 8.0%
Aurora Innovation, Inc. (A)(B)	495,756	1,373,244
Bill Holdings, Inc. (A)	37,732	1,985,458
MicroStrategy, Inc., Class A (A)(B)	3,053	4,205,446
Samsara, Inc., Class A (A)	82,828	2,791,304

		10,355,452

Specialized REITs - 1.9%
American Tower Corp.	12,978	2,522,664

Specialty Retail - 4.0%
Carvana Co. (A)	40,697	5,238,518

Total Common Stocks (Cost $119,481,193)		121,309,873

OTHER INVESTMENT COMPANY - 3.7%
Securities Lending Collateral - 3.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (D)	4,855,649	4,855,649

Total Other Investment Company (Cost $4,855,649)		4,855,649

	Principal	Value
REPURCHASE AGREEMENT - 6.6%
Fixed Income Clearing Corp., 2.50% (D), dated 06/28/2024, to be repurchased at $8,541,660 on 07/01/2024. Collateralized by a U.S. Government Obligation, 3.75%, due 04/15/2026, and with a value of $8,710,785.	$8,539,881	8,539,881

Total Repurchase Agreement (Cost $8,539,881)		8,539,881

Total Investments Excluding Options Purchased (Cost $132,876,723)		134,705,403

Total Options Purchased - 0.1% (Cost $266,430)		124,086

Total Investments (Cost $133,143,153)		134,829,489

Net Other Assets (Liabilities) - (4.0)%		(5,221,190)

Net Assets - 100.0%		$129,608,299

The Notes to Financial Statements are an integral part of this report.		Semi-Annual Financial Statements 2024
Transamerica Series Trust

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put – USD vs. CNH	GSI	USD	7.68	01/06/2025	USD	33,141,518	$125,401	$54,120
Put – USD vs. CNH	JPM	USD	7.78	03/25/2025	USD	33,222,362	141,029	69,966

Total							$266,430	$124,086

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$116,698,513	$4,611,360	$—	$121,309,873
Other Investment Company	4,855,649	—	—	4,855,649
Repurchase Agreement	—	8,539,881	—	8,539,881
Over-the-Counter Foreign Exchange Options Purchased	—	124,086	—	124,086

Total Investments	$121,554,162	$13,275,327	$—	$134,829,489

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of the securities on loan is $7,562,917, collateralized by cash collateral of $4,855,649 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,991,804. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)

Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the total value of 144A securities is $4,611,360, representing 3.6% of the Portfolio’s net assets.

(D)	Rate disclosed reflects the yield at June 30, 2024.
(E)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATION(S):

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATION(S):

GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.

PORTFOLIO ABBREVIATION(S):

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.		Semi-Annual Financial Statements 2024
Transamerica Series Trust

Transamerica Morgan Stanley Capital Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Investments, at value (cost $124,603,272) (including securities loaned of $7,562,917)	$126,289,608
Repurchase agreement, at value (cost $8,539,881)	8,539,881
Foreign currency, at value (cost $1,608)	1,607
Receivables and other assets:
Investments sold	99,941
Net income from securities lending	6,115
Dividends	21,024
Interest	1,779
Prepaid expenses	551

Total assets	134,960,506

Liabilities:
Cash collateral received upon return of:
Securities on loan	4,855,649
Cash collateral at broker for:
OTC derivatives (A)	200,000
Payables and other liabilities:
Shares of beneficial interest redeemed	107,707
Investment management fees	88,508
Transfer agent costs	104
Trustee and CCO fees	613
Audit and tax fees	12,706
Custody fees	8,286
Legal fees	12,817
Printing and shareholder reports fees	59,208
Other accrued expenses	6,609

Total liabilities	5,352,207

Net assets	$129,608,299

Net assets consist of:
Capital stock ($0.01 par value)	$232,644
Additional paid-in capital	940,730,708
Total distributable earnings (accumulated losses)	(811,355,053)

Net assets	$129,608,299

Shares outstanding	23,264,354

Net asset value and offering price per share	$5.57

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income	$122,253
Interest income	99,982
Net income from securities lending	21,634

Total investment income	243,869

Expenses:
Investment management fees	441,709
Transfer agent costs	727
Trustee and CCO fees	3,324
Audit and tax fees	12,589
Custody fees	6,802
Legal fees	12,354
Printing and shareholder reports fees	19,292
Other	11,829
Total expenses before waiver and/or reimbursement and recapture	508,626
Expenses waived and/or reimbursed:
Initial Class	(42,938)
Recapture of previously waived and/or reimbursed fees:
Initial Class	26,179

Net expenses	491,867

Net investment income (loss)	(247,998)

Net realized gain (loss) on:
Investments	10,995,048
Foreign currency transactions	316
Net realized gain (loss)	10,995,364

Net change in unrealized appreciation (depreciation) on:
Investments	(10,571,318)
Translation of assets and liabilities denominated in foreign currencies	(133)

Net change in unrealized appreciation (depreciation)	(10,571,451)

Net realized and change in unrealized gain (loss)	423,913

Net increase (decrease) in net assets resulting from operations	$175,915

The Notes to Financial Statements are an integral part of this report.		Semi-Annual Financial Statements 2024
Transamerica Series Trust

Transamerica Morgan Stanley Capital Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$(247,998)	$(1,706,486)
Net realized gain (loss)	10,995,364	(483,923,894)
Net change in unrealized appreciation (depreciation)	(10,571,451)	592,836,635

Net increase (decrease) in net assets resulting from operations	175,915	107,206,255

Capital share transactions:
Proceeds from shares sold:
Initial Class	2,897,944	10,985,798

Service Class (A)	—	13,755,075

	2,897,944	24,740,873
Cost of shares redeemed:
Initial Class	(7,725,616)	(271,294,639)

Service Class (A)	—	(443,639,180)

	(7,725,616)	(714,933,819)

Net increase (decrease) in net assets resulting from capital share transactions	(4,827,672)	(690,192,946)

Net increase (decrease) in net assets	(4,651,757)	(582,986,691)

Net assets:
Beginning of period/year	134,260,056	717,246,747
End of period/year	$129,608,299	$134,260,056

Capital share transactions - shares:
Shares issued:
Initial Class	501,584	2,430,621

Service Class (A)	—	3,875,718

	501,584	6,306,339
Shares redeemed:
Initial Class	(1,389,934)	(64,603,491)

Service Class (A)	—	(129,187,634)

	(1,389,934)	(193,791,125)
Net increase (decrease) in shares outstanding:
Initial Class	(888,350)	(62,172,870)

Service Class (A)	—	(125,311,916)

	(888,350)	(187,484,786)

(A)	Service class shares were liquidated on September 22, 2023.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Capital Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022		December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$5.56		$3.79	$29.23		$38.86	$18.46	$16.20
Investment operations:
Net investment income (loss)(A)	(0.01)		(0.02)	(0.06)		(0.25)	(0.19)	(0.13)
Net realized and unrealized gain (loss)	0.02		1.79	(15.27)		1.48	21.70	4.00

Total investment operations	0.01		1.77	(15.33)		1.23	21.51	3.87

Dividends and/or distributions to shareholders:
Net realized gains	—		—	(10.11)		(10.86)	(1.11)	(1.61)

Net asset value, end of period/year	$5.57		$5.56	$3.79		$29.23	$38.86	$18.46

Total return	0.18	%(B)	46.70%	(59.84)%		(0.53)%	117.87%	23.74%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$129,608		$134,260	$326,844		$1,621,984	$2,000,396	$1,316,457
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.79	%(C)	0.85%	0.76%		0.72%	0.73%	0.82%
Including waiver and/or reimbursement and recapture	0.76	%(C)	0.76%	0.76	%(D)	0.72%	0.73%	0.82%
Net investment income (loss) to average net assets	(0.38	)%(C)	(0.34)%	(0.56)%		(0.66)%	(0.70)%	(0.68)%
Portfolio turnover rate	19	%(B)	28%	37%		59%	52%	209%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Initial Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2024 by the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions Common Stocks	$4,855,649	$—	$—	$—	$4,855,649
Total Borrowings	$4,855,649	$—	$—	$—	$4,855,649

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, credit risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Options on foreign currency: The Portfolio may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Open option contracts at June 30, 2024, are included within the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2024.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions:
Investments, at value (A)	$—	$124,086	$—	$—	$—	$124,086
Total	$—	$124,086	$—	$—	$—	$124,086

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2024.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$(748,862)	$—	$—	$—	$(748,862)
Total	$—	$(748,862)	$—	$—	$—	$(748,862)

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$592,200	$—	$—	$—	$592,200
Total	$—	$592,200	$—	$—	$—	$592,200

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2024.

Options:
Average value of option contracts purchased	$130,710

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfoliois in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2024. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Receivable		Financial Instruments	Collateral Pledged (B)	Net Payable
	Assets				Liabilities
Goldman Sachs & Co.	$54,120	$—	$—	$54,120	$—	$—	$—	$—
JPMorgan Chase Bank, N.A.	69,966	—	(69,966)	—	—	—	—	—
Total	$124,086	$—	$(69,966)	$54,120	$—	$—	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.

Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $1.5 billion	0.6825%
Over $1.5 billion up to $3 billion	0.6415
Over $3 billion up to $4 billion	0.5900
Over $4 billion up to $5 billion	0.5750
Over $5 billion	0.5500

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.76%	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

For the 36-month period ended June 30, 2024, the balances available for recapture by TAM for the Portfolio are as follows:

	Amounts Available
	2021	2022	2023	2024	Total
Initial Class	$—	$—	$165,122	$42,938	$208,060

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.15% of Initial Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 23,352,475	$ —	$ 29,334,707	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 133,143,153	$ 23,289,292	$ (21,602,956)	$ 1,686,336

10. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Capital Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Morgan Stanley Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limit, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Capital Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Initial Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period, in line with the median for the past 10-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-year period and below the benchmark for the past 3-, 5- and 10-year periods. The Board also noted that the Service Class Shares of the Portfolio had been terminated in September 2023.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders. The Trustees noted that they had previously approved a reduction to the Portfolio’s management fee schedule, which took effect on November 1, 2023 and was not fully reflected in the comparative data.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Capital Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:  Transamerica Capital, Inc.

 PO Box 219945

 Kansas City, MO 64121-9945

 Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value

INVESTMENT COMPANY - 97.7%
International Mixed Allocation Fund - 97.7%
Transamerica Morgan Stanley Global Allocation VP (A)	36,204,095	$ 207,811,506

Total Investment Company (Cost $262,493,831)		207,811,506

	Principal	Value

REPURCHASE AGREEMENT - 2.4%
Fixed Income Clearing Corp., 2.50% (B), dated 06/28/2024, to be repurchased at $5,175,568 on 07/01/2024. Collateralized by a U.S. Government Obligation, 3.75%, due 04/15/2026, and with a value of $5,278,162.	$5,174,490	5,174,490

Total Repurchase Agreement (Cost $5,174,490)		5,174,490

Total Investments (Cost $267,668,321)		212,985,996

Net Other Assets (Liabilities) - (0.1)%		(134,737)

Net Assets - 100.0%		$ 212,851,259

INVESTMENT VALUATION:

Valuation Inputs (c)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value

ASSETS
Investments
Investment Company	$207,811,506	$—	$—	$ 207,811,506
Repurchase Agreement	—	5,174,490	—	5,174,490

Total Investments	$207,811,506	$5,174,490	$—	$ 212,985,996

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Affiliated investment in the Class I2 shares of funds within Transamerica Funds and/or affiliated investment in the Initial Class shares of funds within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2024	Shares as of June 30, 2024	Dividend Income	Net Capital Gain Distributions

Transamerica Morgan Stanley Global Allocation VP	$215,461,357	$—	$(16,562,833)	$(8,514,885)	$17,427,867	$207,811,506	36,204,095	$—	$—

(B)	Rate disclosed reflects the yield at June 30, 2024.
(C)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Affiliated investments, at value (cost $262,493,831)	$207,811,506
Repurchase agreement, at value (cost $5,174,490)	5,174,490
Receivables and other assets:
Interest	1,078
Prepaid expenses	856
Other assets	146

Total assets	212,988,076

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	22,320
Investment management fees	27,302
Distribution and service fees	40,872
Transfer agent costs	224
Trustee and CCO fees	647
Audit and tax fees	11,476
Custody fees	10,345
Legal fees	4,612
Printing and shareholder reports fees	11,204
Other accrued expenses	7,815

Total liabilities	136,817

Net assets	$212,851,259

Net assets consist of:
Capital stock ($0.01 par value)	$315,123
Additional paid-in capital	290,850,921
Total distributable earnings (accumulated losses)	(78,314,785)

Net assets	$212,851,259

Shares outstanding	31,512,322

Net asset value and offering price per share	$6.75

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Interest income from unaffiliated investments	$72,234

Total investment income	72,234

Expenses:
Investment management fees	211,942
Distribution and service fees	264,927
Transfer agent costs	1,224
Trustee and CCO fees	4,975
Audit and tax fees	11,270
Custody fees	9,360
Legal fees	8,710
Printing and shareholder reports fees	10,796
Other	11,330

Total expenses before waiver and/or reimbursement and recapture	534,534

Expenses waived and/or reimbursed	(36,471)

Net expenses	498,063

Net investment income (loss)	(425,829)

Net realized gain (loss) on:
Affiliated investments	(8,514,885)
Futures contracts	(903,584)

Net realized gain (loss)	(9,418,469)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	17,427,867
Translation of assets and liabilities denominated in foreign currencies	(388)

Net change in unrealized appreciation (depreciation)	17,427,479

Net realized and change in unrealized gain (loss)	8,009,010

Net increase (decrease) in net assets resulting from operations	$7,583,181

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$ (425,829)	$ (781,189)
Net realized gain (loss)	(9,418,469)	1,227,433
Net change in unrealized appreciation (depreciation)	17,427,479	18,244,709

Net increase (decrease) in net assets resulting from operations	7,583,181	18,690,953

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(41,471,268)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(41,471,268)

Capital share transactions:
Proceeds from shares sold	623,024	1,812,734
Dividends and/or distributions reinvested	—	41,471,268
Cost of shares redeemed	(15,550,106)	(26,495,603)

Net increase (decrease) in net assets resulting from capital share transactions	(14,927,082)	16,788,399

Net increase (decrease) in net assets	(7,343,901)	(5,991,916)

Net assets:
Beginning of period/year	220,195,160	226,187,076
End of period/year	$212,851,259	$220,195,160

Capital share transactions - shares:
Shares issued	94,897	259,420
Shares reinvested	—	6,667,406
Shares redeemed	(2,359,214)	(3,785,009)

Net increase (decrease) in shares outstanding	(2,264,317)	3,141,817

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$ 6.52		$ 7.38	$ 10.45	$ 10.28	$ 10.03	$ 9.01
Investment operations:
Net investment income (loss)(A)	(0.01)		(0.03)	1.43	1.32	0.54	0.13
Net realized and unrealized gain (loss)	0.24		0.62	(3.09)	(0.59)	0.09	1.18

Total investment operations	0.23		0.59	(1.66)	0.73	0.63	1.31
Dividends and/or distributions to shareholders:
Net investment income	—		(1.45)	(1.41)	(0.56)	(0.13)	(0.29)
Net realized gains	—		—	—	—	(0.25)	—
Total dividends and/or distributions to shareholders	—		(1.45)	(1.41)	(0.56)	(0.38)	(0.29)

Net asset value, end of period/year	$ 6.75		$ 6.52	$ 7.38	$ 10.45	$ 10.28	$ 10.03

Total return	3.53	%(B)	9.00%	(16.23)%	7.18%	6.49%	14.71%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$ 212,851		$ 220,195	$ 226,187	$ 300,295	$ 299,061	$ 286,813
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.50	%(D)	0.51%	0.50%	0.48%	0.53%	0.56%
Including waiver and/or reimbursement and recapture	0.47	%(D)	0.47%	0.47%	0.47%	0.51%	0.57%
Net investment income (loss) to average net assets	(0.40	)%(D)	(0.35)%	16.41%	12.45%	5.60%	1.41%
Portfolio turnover rate	—	%(B)	2%	2%	—%	5%	—%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2024.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$4,269	$(907,853)	$—	$—	$(903,584)
Total	$—	$4,269	$(907,853)	$—	$—	$(903,584)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2024.

Futures contracts:
Average notional value of contracts — short	$(1,035,703)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments,

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK FACTORS (continued)

armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s and Underlying Portfolio’s asset allocation and reallocation from time to time. These actions may be unsuccessful in maximizing return and/or avoiding investment losses.

Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs at the Portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.

Non-diversification risk: As a “non-diversified” Portfolio, the Portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to the risks associated with investing in those issuers.

7. INVESTMENT CONCENTRATION

Throughout the period, the Portfolio can have investments that account for a significant percentage of the Portfolio’s total assets. As of June 30, 2024, the most recent financial statements are included within this report for the following investments:

Investment	Percentage of Total Assets
Transamerica Morgan Stanley Global Allocation VP	97.57%

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $2 billion	0.20%
Over $2 billion up to $4 billion	0.19
Over $4 billion up to $6 billion	0.18
Over $6 billion up to $8 billion	0.17
Over $8 billion up to $10 billion	0.16
Over $10 billion	0.15

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.47%	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the 36-month period ended June 30, 2024, the balances available for recapture by TAM for the Portfolio are as follows:

	Amounts Available
	2021 (A)	2022	2023	2024	Total
Service Class	$ 25,555	$ 85,960	$ 101,556	$ 36,471	$ 249,542

(A) For the six-month period of July 1, 2021 through December 31, 2021.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ —	$ 16,562,833

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 267,668,321	$ —	$ (54,682,325)	$ (54,682,325)

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3-, and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on April 30, 2020 pursuant to its current investment objective and investment strategies.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945
Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc. PO Box 219945 Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 27.9%
Australia - 1.0%
Ampol Ltd.	1,982	$ 42,760
ANZ Group Holdings Ltd.	24,817	467,525
APA Group	10,496	55,945
Aristocrat Leisure Ltd.	4,676	155,219
ASX Ltd.	1,596	63,881
Aurizon Holdings Ltd.	14,872	36,212
BHP Group Ltd.	41,770	1,189,268
BlueScope Steel Ltd.	3,696	50,372
Brambles Ltd.	11,289	109,424
CAR Group Ltd.	2,941	69,158
Cochlear Ltd.	537	118,987
Coles Group Ltd.	10,948	124,377
Commonwealth Bank of Australia	13,768	1,169,938
Computershare Ltd.	4,348	76,400
CSL Ltd.	3,961	780,058
Dexus, REIT	8,667	37,466
Endeavour Group Ltd.	12,387	41,730
Fortescue Ltd.	14,126	201,756
Goodman Group, REIT	14,241	330,131
GPT Group, REIT	15,387	41,059
Insurance Australia Group Ltd.	19,682	93,747
Lottery Corp. Ltd.	18,253	61,735
Macquarie Group Ltd.	2,968	405,276
Medibank Pvt Ltd.	22,375	55,675
Mineral Resources Ltd.	1,461	52,552
Mirvac Group, REIT	33,077	41,263
National Australia Bank Ltd.	25,522	616,842
Northern Star Resources Ltd.	9,572	83,011
Orica Ltd.	3,929	46,838
Origin Energy Ltd.	14,205	102,911
Pilbara Minerals Ltd. (A)	23,357	47,835
Pro Medicus Ltd.	467	44,631
Qantas Airways Ltd. (B)	6,555	25,581
QBE Insurance Group Ltd.	12,608	146,264
Quintis Australia Pty. Ltd. (C)(D)(E)	1,725,383	1
Ramsay Health Care Ltd.	1,523	48,219
REA Group Ltd. (A)	430	56,412
Reece Ltd.	1,834	30,795
Rio Tinto Ltd.	3,065	243,315
Santos Ltd.	26,955	137,740
Scentre Group, REIT	42,305	88,052
SEEK Ltd.	2,962	42,206
Seven Group Holdings Ltd.	1,601	40,243
Sonic Healthcare Ltd.	3,814	66,916
South32 Ltd.	37,812	92,321
Stockland, REIT	19,678	54,740
Suncorp Group Ltd.	10,475	121,659
Telstra Group Ltd.	33,400	80,658
Transurban Group	25,001	206,809
Treasury Wine Estates Ltd.	6,741	55,942
Vicinity Ltd., REIT	31,777	39,217
Washington H Soul Pattinson & Co. Ltd.	1,937	42,409
Wesfarmers Ltd.	9,490	412,640
Westpac Banking Corp.	28,467	517,107
WiseTech Global Ltd.	1,350	90,329

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Woodside Energy Group Ltd.	15,827	$297,847
Woolworths Group Ltd.	10,039	226,292

		9,977,696

Austria - 0.1%
Erste Group Bank AG	8,393	397,651
OMV AG	960	41,803
Verbund AG	457	36,046
voestalpine AG	694	18,744

		494,244

Belgium - 0.1%
Ageas SA	1,318	60,243
Anheuser-Busch InBev SA	7,233	419,224
D’ieteren Group	177	37,552
Elia Group SA	243	22,758
Groupe Bruxelles Lambert NV	112	7,994
Groupe Bruxelles Lambert NV (D)	614	43,856
KBC Group NV	6,576	464,105
Lotus Bakeries NV	3	30,940
Sofina SA	127	28,997
Syensqo SA	608	54,416
UCB SA	1,049	155,819
Umicore SA (A)	1,648	24,762
Warehouses De Pauw CVA, REIT	1,443	39,098

		1,389,764

Bermuda - 0.0% (F)
Arch Capital Group Ltd. (B)	1,101	111,080
Everest Group Ltd.	127	48,389

		159,469

Canada - 1.6%
Agnico Eagle Mines Ltd.	4,127	269,935
Air Canada (B)	1,455	19,038
Alimentation Couche-Tard, Inc.	6,308	353,982
AltaGas Ltd.	2,419	54,655
ARC Resources Ltd. (A)	4,854	86,610
Bank of Montreal	6,010	504,461
Bank of Nova Scotia (A)	10,025	458,583
Barrick Gold Corp.	14,534	242,437
BCE, Inc.	600	19,433
Brookfield Asset Management Ltd., Class A	2,902	110,476
Brookfield Corp.	11,134	463,086
BRP, Inc. (A)	295	18,900
CAE, Inc. (B)	2,625	48,756
Cameco Corp.	3,606	177,420
Canadian Apartment Properties, REIT	671	21,802
Canadian Imperial Bank of Commerce (A)	7,696	365,940
Canadian National Railway Co.	4,477	529,039
Canadian Natural Resources Ltd.	17,450	621,570
Canadian Pacific Kansas City Ltd.	7,627	600,660
Canadian Tire Corp. Ltd., Class A	427	42,368
Canadian Utilities Ltd., Class A	1,093	23,609
CCL Industries, Inc., Class B	1,227	64,523
Cenovus Energy, Inc.	11,450	225,058
CGI, Inc. (B)	1,706	170,282

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Canada (continued)
Constellation Software, Inc.	165	$ 475,429
Descartes Systems Group, Inc. (B)	706	68,404
Dollarama, Inc.	2,282	208,358
Element Fleet Management Corp.	3,201	58,238
Emera, Inc.	2,343	78,183
Empire Co. Ltd., Class A	1,134	28,987
Enbridge, Inc.	17,557	624,611
Fairfax Financial Holdings Ltd.	173	196,809
First Quantum Minerals Ltd.	5,803	76,225
FirstService Corp. (A)	336	51,135
Fortis, Inc.	4,046	157,250
Franco-Nevada Corp.	1,579	187,211
George Weston Ltd.	490	70,485
GFL Environmental, Inc.	1,818	70,804
Gildan Activewear, Inc.	1,255	47,602
Great-West Lifeco, Inc. (A)	2,313	67,477
Hydro One Ltd. (G)	2,701	78,678
iA Financial Corp., Inc.	811	50,929
IGM Financial, Inc.	690	19,050
Imperial Oil Ltd.	1,523	103,845
Intact Financial Corp.	1,460	243,335
Ivanhoe Mines Ltd., Class A (A)(B)	5,145	66,379
Keyera Corp.	1,891	52,374
Kinross Gold Corp.	10,176	84,723
Loblaw Cos. Ltd.	1,277	148,138
Lululemon Athletica, Inc. (B)	337	100,662
Lundin Mining Corp.	5,296	58,958
Magna International, Inc.	2,232	93,551
Manulife Financial Corp.	14,695	391,315
MEG Energy Corp. (B)	2,215	47,391
Metro, Inc.	1,861	103,099
National Bank of Canada	2,825	224,071
Northland Power, Inc. (A)	2,098	36,070
Nutrien Ltd. (A)	4,075	207,466
Onex Corp.	544	36,989
Open Text Corp.	2,262	67,924
Pan American Silver Corp.	3,041	60,440
Parkland Corp. (A)	1,153	32,322
Pembina Pipeline Corp.	4,752	176,318
Power Corp. of Canada (A)	4,627	128,591
Quebecor, Inc., Class B	1,256	26,505
Restaurant Brands International, Inc. (A)	2,489	175,388
RioCan, REIT	1,207	14,831
Rogers Communications, Inc., Class B	2,951	109,148
Royal Bank of Canada	11,517	1,226,162
Saputo, Inc.	2,072	46,527
Shopify, Inc., Class A (B)	10,099	667,410
Stantec, Inc.	943	78,946
Sun Life Financial, Inc.	4,785	234,624
Suncor Energy, Inc.	10,494	400,031
TC Energy Corp. (A)	8,531	323,393
Teck Resources Ltd., Class B	3,724	178,462
TELUS Corp.	4,031	61,023
TFI International, Inc. (A)	659	95,686
Thomson Reuters Corp.	1,311	220,993
TMX Group Ltd.	2,296	63,910

	Shares	Value
COMMON STOCKS (continued)
Canada (continued)
Toromont Industries Ltd.	685	$ 60,651
Toronto-Dominion Bank	14,521	798,201
Tourmaline Oil Corp.	2,715	123,143
Waste Connections, Inc.	756	132,572
West Fraser Timber Co. Ltd.	463	35,560
Wheaton Precious Metals Corp.	3,745	196,359
WSP Global, Inc.	1,029	160,234

		16,002,208

Chile - 0.0% (F)
Antofagasta PLC	3,255	86,819

Denmark - 0.5%
AP Moller - Maersk AS, Class A	25	42,433
AP Moller - Maersk AS, Class B	36	62,577
Carlsberg AS, Class B	783	93,952
Coloplast AS, Class B	1,021	122,657
Danske Bank AS	5,509	164,149
Demant AS (B)	799	34,581
DSV AS	1,380	211,442
Genmab AS (B)	537	134,561
Novo Nordisk AS, Class B	26,505	3,827,371
Novonesis (Novozymes) B, Class B	3,028	185,274
Orsted AS (B)(G)	1,520	80,890
Pandora AS	661	99,759
Rockwool AS, B Shares	75	30,436
Tryg AS	2,809	61,392
Vestas Wind Systems AS (B)	8,053	186,468

		5,337,942

Finland - 0.2%
Elisa OYJ	1,195	54,826
Fortum OYJ	3,793	55,448
Kesko OYJ, B Shares	2,250	39,494
Kone OYJ, Class B	2,802	138,307
Metso OYJ	5,119	54,186
Neste OYJ	3,556	63,313
Nokia OYJ	42,819	163,182
Nordea Bank Abp	83,875	998,416
Orion OYJ, Class B	896	38,248
Sampo OYJ, A Shares	3,763	161,602
Stora Enso OYJ, R Shares	4,880	66,661
UPM-Kymmene OYJ	4,545	158,777
Wartsila OYJ Abp	4,149	79,981

		2,072,441

France - 1.7%
Accor SA	1,569	64,356
Aeroports de Paris SA	279	33,943
Air Liquide SA	4,685	809,207
Airbus SE	4,834	663,999
Alstom SA	2,833	47,634
Amundi SA (G)	499	32,198
Arkema SA	483	41,976
AXA SA	14,749	482,867
BioMerieux	334	31,746
BNP Paribas SA	27,149	1,730,849

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Bollore SE	5,798	$ 34,027
Bouygues SA	1,538	49,364
Bureau Veritas SA (A)	2,575	71,314
Capgemini SE	1,265	251,578
Carrefour SA (A)	4,623	65,353
Cie de Saint-Gobain SA	3,703	287,991
Cie Generale des Etablissements Michelin SCA	5,481	211,961
Covivio SA, REIT	410	19,487
Credit Agricole SA	27,773	378,932
Danone SA	5,226	319,465
Dassault Aviation SA	161	29,243
Dassault Systemes SE	5,450	206,035
Edenred SE	1,995	84,201
Eiffage SA	597	54,831
Engie SA	14,930	213,217
EssilorLuxottica SA	2,411	519,511
Eurazeo SE	369	29,382
Gecina SA, REIT	371	34,150
Getlink SE	2,482	41,068
Hermes International SCA	256	586,710
Ipsen SA	302	37,032
Kering SA	602	218,235
Klepierre SA, REIT	1,748	46,763
La Francaise des Jeux SAEM (G)	857	29,186
Legrand SA	2,136	211,919
L’Oreal SA	1,963	862,038
LVMH Moet Hennessy Louis Vuitton SE	2,233	1,706,526
Orange SA	15,285	153,120
Pernod Ricard SA	1,644	223,074
Publicis Groupe SA (A)	1,845	196,365
Remy Cointreau SA	183	15,267
Renault SA	1,551	79,464
Rexel SA	1,809	46,806
Safran SA	2,747	580,731
Sanofi SA	9,075	874,116
Sartorius Stedim Biotech	240	39,403
Schneider Electric SE	4,410	1,059,345
SEB SA	203	20,784
Societe Generale SA	19,072	447,720
Sodexo SA	717	64,501
Teleperformance SE	436	45,918
Thales SA	768	122,962
TotalEnergies SE	17,461	1,165,563
Unibail-Rodamco-Westfield, REIT (B)	956	75,272
Veolia Environnement SA	5,600	167,445
Vinci SA	4,061	427,867
Vivendi SE	5,853	61,153

		16,405,170

Germany - 1.1%
adidas AG	1,314	313,812
Allianz SE	3,179	883,481
BASF SE	7,136	345,317
Bayer AG	7,837	221,408
Bayerische Motoren Werke AG	2,506	237,194
Bechtle AG	665	31,293

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Beiersdorf AG	818	$ 119,623
Brenntag SE	1,044	70,394
Carl Zeiss Meditec AG	323	22,709
Commerzbank AG	27,518	418,038
Continental AG	886	50,195
Covestro AG (B)(G)	1,434	84,159
CTS Eventim AG & Co. KGaA	509	42,464
Daimler Truck Holding AG	4,301	171,211
Delivery Hero SE (B)(G)	1,533	36,365
Deutsche Bank AG	15,157	241,993
Deutsche Boerse AG	1,541	315,379
Deutsche Lufthansa AG	4,765	29,139
Deutsche Post AG	7,982	323,041
Deutsche Telekom AG	26,132	657,113
E.ON SE	18,385	241,294
Evonik Industries AG	2,070	42,231
Fresenius Medical Care AG	1,637	62,693
Fresenius SE & Co. KGaA (B)	3,425	102,264
GEA Group AG	1,249	52,033
Hannover Rueck SE	491	124,466
Heidelberg Materials AG	1,099	113,955
Henkel AG & Co. KGaA	840	66,076
Infineon Technologies AG	10,519	386,457
Knorr-Bremse AG	581	44,364
LEG Immobilien SE	599	48,921
Mercedes-Benz Group AG	6,369	440,424
Merck KGaA	1,060	175,673
MTU Aero Engines AG	439	112,271
Muenchener Rueckversicherungs-Gesellschaft AG	1,108	554,148
Nemetschek SE	474	46,626
Puma SE	841	38,612
Rational AG	40	33,307
Rheinmetall AG	346	176,270
RWE AG	5,151	176,251
SAP SE	8,627	1,750,992
Scout24 SE (G)	611	46,590
Siemens AG	6,109	1,136,552
Siemens Healthineers AG (G)	2,291	132,001
Symrise AG	1,070	130,978
Talanx AG	525	41,916
Volkswagen AG	234	28,093
Vonovia SE	5,898	167,702
Zalando SE (B)(G)	1,951	45,738

		11,133,226

Hong Kong - 0.3%
AIA Group Ltd.	93,850	636,960
BOC Hong Kong Holdings Ltd.	30,837	94,971
CK Asset Holdings Ltd.	15,958	59,773
CK Hutchison Holdings Ltd.	22,128	105,978
CK Infrastructure Holdings Ltd.	5,191	29,315
CLP Holdings Ltd.	13,639	110,208
Futu Holdings Ltd., ADR (B)	455	29,850
Galaxy Entertainment Group Ltd.	18,511	86,285
Hang Seng Bank Ltd.	6,303	81,037
Henderson Land Development Co. Ltd.	11,885	31,885

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
HKT Trust & HKT Ltd.	31,595	$ 35,442
Hong Kong & China Gas Co. Ltd.	91,321	69,464
Hong Kong Exchanges & Clearing Ltd.	9,980	319,757
Hongkong Land Holdings Ltd.	9,296	30,026
Jardine Matheson Holdings Ltd.	1,320	46,702
Link, REIT	21,294	82,759
MTR Corp. Ltd.	12,899	40,717
Power Assets Holdings Ltd.	11,344	61,375
Prudential PLC	21,696	197,028
Sino Land Co. Ltd.	32,502	33,505
SITC International Holdings Co. Ltd.	11,080	30,080
Sun Hung Kai Properties Ltd.	12,128	104,910
Swire Pacific Ltd., Class A	3,429	30,298
Swire Properties Ltd.	9,741	15,518
Techtronic Industries Co. Ltd.	11,332	129,441
WH Group Ltd. (G)	67,220	44,245
Wharf Holdings Ltd. (A)	8,856	24,893
Wharf Real Estate Investment Co. Ltd.	13,892	36,824

		2,599,246

Ireland - 0.3%
Accenture PLC, Class A	1,844	559,488
AerCap Holdings NV	1,704	158,813
AIB Group PLC	42,927	226,921
Allegion PLC	253	29,892
Aptiv PLC (B)	795	55,984
Bank of Ireland Group PLC	27,832	291,152
DCC PLC	829	58,056
Experian PLC	7,694	358,500
Flutter Entertainment PLC (B)	1,527	279,215
James Hardie Industries PLC, CDI (B)	3,513	110,848
Kerry Group PLC, Class A	1,347	109,130
Kingspan Group PLC	1,350	114,940
Medtronic PLC	3,916	308,228
Smurfit Kappa Group PLC	2,303	102,602
Trane Technologies PLC	662	217,752

		2,981,521

Israel - 0.1%
Azrieli Group Ltd.	356	20,799
Bank Hapoalim BM	10,398	91,831
Bank Leumi Le-Israel BM	12,470	101,650
Check Point Software Technologies Ltd. (B)	756	124,740
CyberArk Software Ltd. (B)	354	96,791
Elbit Systems Ltd.	222	38,631
Global-e Online Ltd. (B)	835	30,286
ICL Group Ltd.	6,450	27,737
Israel Discount Bank Ltd., Class A	10,169	50,748
Mizrahi Tefahot Bank Ltd.	1,274	43,203
Monday.com Ltd. (B)	307	73,913
Nice Ltd. (B)	501	86,190
Teva Pharmaceutical Industries Ltd., ADR (B)	9,379	152,409
Wix.com Ltd. (B)	443	70,468

		1,009,396

Italy - 0.6%
Amplifon SpA	1,014	36,097

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Assicurazioni Generali SpA	8,314	$ 207,371
Banco BPM SpA	32,177	207,242
Davide Campari-Milano NV	5,087	48,073
DiaSorin SpA	186	18,537
Enel SpA	67,124	466,831
Eni SpA	17,476	268,648
Ferrari NV	1,027	418,719
FinecoBank Banca Fineco SpA	16,047	239,223
Infrastrutture Wireless Italiane SpA (G)	2,763	28,851
Intesa Sanpaolo SpA	398,799	1,482,443
Leonardo SpA	3,362	78,060
Mediobanca Banca di Credito Finanziario SpA	14,121	207,032
Moncler SpA	1,793	109,567
Nexi SpA (B)(G)	4,885	29,789
Poste Italiane SpA (G)	3,959	50,434
Prysmian SpA	2,141	132,576
Recordati Industria Chimica e Farmaceutica SpA	860	44,854
Snam SpA (A)	17,273	76,417
Telecom Italia SpA (B)	82,293	19,697
Terna - Rete Elettrica Nazionale (A)	11,937	92,274
UniCredit SpA	40,965	1,518,173

		5,780,908

Jordan - 0.0% (F)
Hikma Pharmaceuticals PLC	1,394	33,322

Luxembourg - 0.0% (F)
ArcelorMittal SA	3,774	86,373
Eurofins Scientific SE (A)	1,365	68,049
Tenaris SA	3,871	59,490

		213,912

Macau - 0.0% (F)
Sands China Ltd. (B)	20,289	42,298

Netherlands - 1.0%
ABN AMRO Bank NV (G)	12,156	199,834
Adyen NV (B)(G)	178	212,208
Akzo Nobel NV	1,408	85,618
Argenx SE (B)	464	203,042
ASM International NV	390	297,298
ASML Holding NV	3,307	3,414,843
BE Semiconductor Industries NV	647	108,197
DSM BV (B)(C)(D)	1,957	201,202
Euronext NV (G)	657	60,863
EXOR NV	2,069	216,483
Ferrovial SE	4,165	161,738
Heineken Holding NV	1,083	85,422
Heineken NV	2,404	232,483
IMCD NV	467	64,667
ING Groep NV, Series N	92,342	1,578,541
JDE Peet’s NV	1,000	19,920
Koninklijke Ahold Delhaize NV	7,787	230,087
Koninklijke KPN NV	32,588	124,942
Koninklijke Philips NV (B)	6,676	168,661
NN Group NV	2,216	103,117

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
NXP Semiconductors NV	761	$ 204,778
OCI NV	871	21,258
Prosus NV	11,683	416,146
Qiagen NV (B)	1,821	75,180
Randstad NV	895	40,573
Stellantis NV	17,972	355,494
Universal Music Group NV	6,760	201,117
Wolters Kluwer NV	2,049	339,690

		9,423,402

New Zealand - 0.0% (F)
Auckland International Airport Ltd.	9,208	42,794
Fisher & Paykel Healthcare Corp. Ltd.	4,064	74,384
Mercury Ltd.	4,812	19,242
Meridian Energy Ltd.	8,770	33,600
Spark New Zealand Ltd.	12,642	32,033
Xero Ltd. (B)	1,194	108,645

		310,698

Norway - 0.1%
Aker BP ASA	2,569	65,494
DNB Bank ASA	6,860	134,733
Equinor ASA	7,305	207,957
Gjensidige Forsikring ASA	1,636	29,236
Kongsberg Gruppen ASA	725	59,076
Mowi ASA	3,810	63,411
Norsk Hydro ASA	10,607	66,064
Orkla ASA	5,724	46,507
Salmar ASA	542	28,529
Telenor ASA	5,127	58,439
Yara International ASA	1,327	38,230

		797,676

Poland - 0.0% (F)
InPost SA (B)	1,667	29,386

Portugal - 0.0% (F)
EDP - Energias de Portugal SA	29,438	110,312
Galp Energia SGPS SA	4,325	91,340
Jeronimo Martins SGPS SA	2,623	51,266

		252,918

Republic of South Africa - 0.7%
Absa Group Ltd.	149,302	1,300,276
Capitec Bank Holdings Ltd.	15,300	2,210,853
Nedbank Group Ltd.	77,193	1,087,904
Standard Bank Group Ltd.	235,574	2,729,583

		7,328,616

Russian Federation - 0.0%
Evraz PLC (B)(C)(D)(H)	6,267	0

Singapore - 0.2%
CapitaLand Ascendas, REIT	29,944	56,531
CapitaLand Integrated Commercial Trust, REIT	43,128	62,974
Capitaland Investment Ltd.	21,021	41,236
DBS Group Holdings Ltd.	15,998	422,248

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
Genting Singapore Ltd.	49,237	$ 31,409
Grab Holdings Ltd., Class A (B)	16,949	60,169
Keppel Ltd.	11,688	55,768
Oversea-Chinese Banking Corp. Ltd.	26,972	287,025
Sea Ltd., ADR (B)	2,924	208,832
Sembcorp Industries Ltd.	7,267	25,777
Singapore Airlines Ltd. (A)	11,967	60,894
Singapore Exchange Ltd.	6,872	48,043
Singapore Technologies Engineering Ltd.	12,384	39,545
Singapore Telecommunications Ltd.	66,219	134,294
United Overseas Bank Ltd.	10,175	235,091
Wilmar International Ltd.	15,366	35,129

		1,804,965

Spain - 0.6%
Acciona SA (A)	198	23,389
ACS Actividades de Construccion y Servicios SA (A)	1,615	69,668
Aena SME SA (G)	615	123,823
Amadeus IT Group SA	3,658	243,436
Banco Bilbao Vizcaya Argentaria SA	154,030	1,542,692
Banco de Sabadell SA	43,727	84,316
Banco Santander SA	417,314	1,935,398
CaixaBank SA	104,634	553,902
Cellnex Telecom SA (B)(G)	3,983	129,546
EDP Renovaveis SA	2,927	40,907
Endesa SA (A)	2,572	48,300
Grifols SA (B)	2,401	20,211
Iberdrola SA	46,950	609,156
Industria de Diseno Textil SA	8,901	441,928
Redeia Corp. SA (A)	3,313	57,904
Repsol SA (A)	9,871	155,769
Telefonica SA	37,614	159,520

		6,239,865

Sweden - 0.4%
Alfa Laval AB	2,341	102,506
Assa Abloy AB, Class B	8,203	231,873
Atlas Copco AB, A Shares	21,632	406,557
Atlas Copco AB, B Shares	12,567	202,929
Beijer Ref AB (A)	2,924	45,106
Boliden AB	2,234	71,474
Epiroc AB, Class A	5,419	108,135
Epiroc AB, Class B	3,199	58,493
EQT AB	2,969	87,734
Essity AB, Class B	4,966	127,160
Evolution AB (G)	1,470	153,116
Fastighets AB Balder, B Shares (B)	5,407	37,047
Getinge AB, B Shares	1,848	31,393
H&M Hennes & Mauritz AB, B Shares (A)	4,742	75,007
Hexagon AB, B Shares	17,104	193,084
Holmen AB, B Shares	630	24,798
Husqvarna AB, B Shares	2,864	22,952
Industrivarden AB, A Shares	1,017	34,600
Industrivarden AB, C Shares	1,289	43,490
Indutrade AB	2,250	57,656
Investment AB Latour, B Shares	1,240	33,483

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Investor AB, B Shares	14,167	$ 387,892
L E Lundbergforetagen AB, B Shares	621	30,701
Lifco AB, B Shares	1,898	52,110
Nibe Industrier AB, B Shares	12,730	53,975
Saab AB, Class B	2,594	62,409
Sagax AB, Class B	1,783	45,622
Sandvik AB	8,734	175,026
Securitas AB, B Shares	4,016	39,861
Skandinaviska Enskilda Banken AB, Class A	13,042	192,572
Skanska AB, B Shares	2,795	50,315
SKF AB, B Shares	2,798	56,176
Svenska Cellulosa AB SCA, Class B	4,967	73,364
Svenska Handelsbanken AB, A Shares	11,914	113,475
Swedbank AB, A Shares	6,897	141,922
Swedish Orphan Biovitrum AB (B)	1,601	42,838
Tele2 AB, B Shares	4,385	44,144
Telefonaktiebolaget LM Ericsson, B Shares	22,228	137,994
Telia Co. AB	19,047	51,090
Trelleborg AB, B Shares	1,749	68,052
Volvo AB, A Shares	1,641	42,794
Volvo AB, B Shares	12,884	329,545
Volvo Car AB, B Shares (A)(B)	5,767	17,839

		4,358,309

Switzerland - 1.5%
ABB Ltd.	13,035	724,255
Adecco Group AG	1,370	45,471
Alcon, Inc.	4,091	365,274
Avolta AG	746	28,978
Bachem Holding AG (A)	279	25,604
Baloise Holding AG	381	67,087
Banque Cantonale Vaudoise	248	26,320
Barry Callebaut AG	29	47,255
BKW AG	173	27,593
Chocoladefabriken Lindt & Spruengli AG	9	208,937
Chubb Ltd.	1,190	303,545
Cie Financiere Richemont SA, Class A	4,396	686,225
Clariant AG	1,752	27,573
Coca-Cola HBC AG	1,822	62,140
DSM-Firmenich AG	1,516	171,448
EMS-Chemie Holding AG	58	47,545
Garmin Ltd.	449	73,151
Geberit AG	272	160,696
Givaudan SA	76	360,354
Glencore PLC	86,358	492,444
Helvetia Holding AG	309	41,787
Holcim AG	4,260	377,518
Julius Baer Group Ltd.	1,675	93,589
Kuehne & Nagel International AG	396	113,892
Logitech International SA	1,278	123,639
Lonza Group AG	612	334,047
Nestle SA	21,766	2,222,024
Novartis AG	15,962	1,708,571
Partners Group Holding AG	185	237,620
Roche Holding AG	6,032	1,682,176
Sandoz Group AG	3,377	122,308

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Schindler Holding AG	528	$ 132,311
SGS SA	1,251	111,392
Siemens Energy AG (B)	4,695	122,233
SIG Group AG	2,485	45,499
Sika AG	1,252	358,411
Sonova Holding AG	420	129,770
STMicroelectronics NV	5,513	217,657
Straumann Holding AG	913	113,102
Swatch Group AG	660	65,173
Swiss Life Holding AG	243	178,670
Swiss Prime Site AG	632	59,933
Swiss Re AG	2,489	308,891
Swisscom AG	212	119,279
Temenos AG	522	36,022
UBS Group AG	26,649	784,536
VAT Group AG (G)	221	125,302
Zurich Insurance Group AG	1,198	638,836

		14,556,083

United Arab Emirates - 0.0%
NMC Health PLC (B)(C)(D)(H)	77,617	0

United Kingdom - 2.0%
3i Group PLC	8,174	316,802
Admiral Group PLC	2,188	72,327
Amcor PLC	4,251	41,575
Anglo American PLC	10,632	336,266
Ashtead Group PLC	3,608	240,905
Associated British Foods PLC	2,779	86,910
AstraZeneca PLC	13,051	2,038,463
Atlassian Corp., Class A (B)	460	81,365
Auto Trader Group PLC (G)	7,568	76,648
Aviva PLC	22,609	136,212
BAE Systems PLC	25,303	422,209
Barclays PLC	124,984	330,046
Barratt Developments PLC	8,160	48,708
Berkeley Group Holdings PLC	901	52,255
BP PLC	141,120	847,708
British American Tobacco PLC	16,621	510,557
BT Group PLC (A)	53,562	95,028
Bunzl PLC	2,812	106,995
Burberry Group PLC	2,945	32,678
Centrica PLC	44,739	76,292
CNH Industrial NV	2,524	25,568
Coca-Cola Europacific Partners PLC	1,718	125,191
Compass Group PLC	14,259	389,336
Croda International PLC	1,107	55,247
Diageo PLC	18,692	588,233
Endeavour Mining PLC	1,544	32,907
Entain PLC	5,304	42,240
Ferguson PLC	597	115,609
G4S Ltd. (B)(C)(D)	27,853	86,262
GSK PLC	34,593	668,835
Haleon PLC	57,754	235,520
Halma PLC	3,161	108,127
Hargreaves Lansdown PLC	2,988	42,757
HSBC Holdings PLC	156,576	1,353,627

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Imperial Brands PLC	6,799	$ 173,955
Informa PLC	11,326	122,527
InterContinental Hotels Group PLC	1,361	143,244
Intertek Group PLC	1,354	82,054
J Sainsbury PLC	14,027	45,215
JD Sports Fashion PLC	21,042	31,786
Kingfisher PLC	15,739	49,500
Land Securities Group PLC, REIT	5,911	46,290
Legal & General Group PLC	50,157	143,926
Lloyds Banking Group PLC	529,320	366,273
London Stock Exchange Group PLC	3,822	454,150
M&G PLC	18,789	48,452
Melrose Industries PLC	10,939	76,524
Mondi PLC	3,724	71,483
National Grid PLC	40,714	454,244
NatWest Group PLC	54,210	213,667
Next PLC	1,005	114,795
Pearson PLC	5,135	64,314
Pentair PLC	483	37,032
Persimmon PLC	2,665	45,546
Phoenix Group Holdings PLC	5,783	38,123
Reckitt Benckiser Group PLC	5,899	319,305
RELX PLC	15,722	723,221
Rentokil Initial PLC	21,109	123,066
Rio Tinto PLC	9,497	624,388
Rolls-Royce Holdings PLC (B)	70,025	404,353
Sage Group PLC	8,492	116,848
Schroders PLC	6,729	30,945
Segro PLC, REIT	10,594	120,286
Severn Trent PLC	2,268	68,234
Shell PLC	53,595	1,920,018
Smith & Nephew PLC	7,398	91,704
Smiths Group PLC	2,890	62,288
Spirax Group PLC	616	66,032
SSE PLC	9,164	207,299
Standard Chartered PLC	18,313	165,750
Taylor Wimpey PLC	29,576	53,146
Tesco PLC	58,883	227,768
Unilever PLC	21,098	1,158,810
United Utilities Group PLC	5,759	71,533
Vodafone Group PLC	191,988	169,302
Whitbread PLC	1,537	57,802
Willis Towers Watson PLC	300	78,642
Wise PLC, Class A (B)	5,253	45,254
WPP PLC	8,858	81,114

		19,629,616

United States - 13.8%
3M Co.	1,620	165,548
A.O. Smith Corp.	354	28,950
Abbott Laboratories	5,120	532,019
AbbVie, Inc.	5,150	883,328
ABIOMED, Inc. (B)(C)(D)	56	57
Adobe, Inc. (B)	1,322	734,424
Advanced Micro Devices, Inc. (B)	4,811	780,392
AECOM	394	34,727

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
AES Corp.	2,038	$ 35,808
Aflac, Inc.	1,590	142,003
Agilent Technologies, Inc.	847	109,797
Air Products & Chemicals, Inc.	658	169,797
Airbnb, Inc., Class A (B)	1,314	199,242
Akamai Technologies, Inc. (B)	443	39,905
Albemarle Corp.	350	33,432
Albertsons Cos., Inc., Class A	1,005	19,849
Alexandria Real Estate Equities, Inc., REIT	461	53,923
Align Technology, Inc. (B)	211	50,942
Alliant Energy Corp.	751	38,226
Allstate Corp.	766	122,300
Ally Financial, Inc.	791	31,379
Alnylam Pharmaceuticals, Inc. (B)	281	68,283
Alphabet, Inc., Class A	17,393	3,168,135
Alphabet, Inc., Class C	14,997	2,750,750
Altria Group, Inc.	5,019	228,615
Amazon.com, Inc. (B)	27,507	5,315,728
Ameren Corp.	779	55,395
American Electric Power Co., Inc.	1,538	134,944
American Express Co.	1,679	388,772
American Financial Group, Inc.	209	25,711
American Homes 4 Rent, Class A, REIT	958	35,599
American International Group, Inc.	1,961	145,585
American Tower Corp., REIT	1,367	265,717
American Water Works Co., Inc.	566	73,105
Ameriprise Financial, Inc.	293	125,167
AMETEK, Inc.	672	112,029
Amgen, Inc.	1,561	487,734
Amphenol Corp., Class A	3,574	240,780
Analog Devices, Inc.	1,468	335,086
Annaly Capital Management, Inc., REIT	1,465	27,923
ANSYS, Inc. (B)	258	82,947
Aon PLC, Class A	586	172,038
APA Corp.	1,066	31,383
Apollo Global Management, Inc.	1,166	137,670
Apple, Inc.	42,902	9,036,019
Applied Materials, Inc.	2,488	587,143
AppLovin Corp., Class A (B)	539	44,856
Archer-Daniels-Midland Co.	1,474	89,103
Ares Management Corp., Class A	524	69,839
Arista Networks, Inc. (B)	801	280,734
Arthur J Gallagher & Co.	640	165,958
Aspen Technology, Inc. (B)	84	16,685
Assurant, Inc.	152	25,270
AT&T, Inc.	20,868	398,787
Atmos Energy Corp.	441	51,443
Autodesk, Inc. (B)	634	156,883
Automatic Data Processing, Inc.	1,205	287,621
AutoZone, Inc. (B)	51	151,169
AvalonBay Communities, Inc., REIT	415	85,859
Avantor, Inc. (B)	1,961	41,573
Avery Dennison Corp.	234	51,164
Axon Enterprise, Inc. (B)	210	61,790
Baker Hughes Co.	2,889	101,606
Ball Corp.	916	54,978

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Bank of America Corp.	20,589	$ 818,825
Bank of New York Mellon Corp.	2,198	131,638
Bath & Body Works, Inc.	630	24,602
Baxter International, Inc.	1,508	50,443
Becton Dickinson & Co.	856	200,056
Bentley Systems, Inc., Class B	470	23,199
Berkshire Hathaway, Inc., Class B (B)	3,826	1,556,417
Best Buy Co., Inc.	573	48,298
Biogen, Inc. (B)	425	98,524
BioMarin Pharmaceutical, Inc. (B)	552	45,446
Bio-Rad Laboratories, Inc., Class A (B)	59	16,113
Bio-Techne Corp.	459	32,887
BlackRock, Inc.	434	341,697
Blackstone, Inc.	2,079	257,380
Block, Inc. (B)	1,599	103,120
Boeing Co. (B)	1,693	308,143
Booking Holdings, Inc.	100	396,150
Booz Allen Hamilton Holding Corp.	376	57,866
Boston Properties, Inc., REIT	435	26,779
Boston Scientific Corp. (B)	4,349	334,917
Bristol-Myers Squibb Co.	5,963	247,643
Broadcom, Inc.	1,321	2,120,905
Broadridge Financial Solutions, Inc., ADR	345	67,965
Brookfield Renewable Corp., Class A	1,103	31,251
Brown & Brown, Inc.	714	63,839
Brown-Forman Corp., Class B	539	23,279
Builders FirstSource, Inc. (B)	359	49,689
Bunge Global SA	416	44,416
Burlington Stores, Inc. (B)	188	45,120
Cadence Design Systems, Inc. (B)	819	252,047
Caesars Entertainment, Inc. (B)	638	25,354
Camden Property Trust, REIT	311	33,933
Campbell Soup Co.	561	25,352
Capital One Financial Corp.	1,112	153,956
Cardinal Health, Inc.	711	69,906
Carlisle Cos., Inc.	139	56,324
Carlyle Group, Inc.	685	27,503
CarMax, Inc. (B)	460	33,736
Carnival Corp. (B)	2,945	55,130
Carrier Global Corp.	2,316	146,093
Catalent, Inc. (B)	532	29,914
Caterpillar, Inc.	1,454	484,327
Cboe Global Markets, Inc.	315	53,569
CBRE Group, Inc., Class A (B)	904	80,555
CDW Corp.	396	88,641
Celanese Corp.	326	43,974
Celsius Holdings, Inc. (B)	457	26,090
Cencora, Inc.	522	117,607
Centene Corp. (B)	1,562	103,561
CenterPoint Energy, Inc.	1,851	57,344
CF Industries Holdings, Inc.	540	40,025
CH Robinson Worldwide, Inc.	335	29,520
Charles River Laboratories International, Inc. (B)	151	31,194
Charles Schwab Corp.	4,392	323,646
Charter Communications, Inc., Class A (B)	275	82,214

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Cheniere Energy, Inc.	673	$ 117,661
Chesapeake Energy Corp.	320	26,301
Chevron Corp.	5,090	796,178
Chipotle Mexican Grill, Inc. (B)	4,100	256,865
Chord Energy Corp.	179	30,015
Church & Dwight Co., Inc.	724	75,064
Cigna Group	825	272,720
Cincinnati Financial Corp.	456	53,854
Cintas Corp.	269	188,370
Cisco Systems, Inc.	11,851	563,041
Citigroup, Inc.	5,561	352,901
Citizens Financial Group, Inc.	1,327	47,812
Cleveland-Cliffs, Inc. (B)	1,471	22,639
Clorox Co.	366	49,948
Cloudflare, Inc., Class A (B)	876	72,559
CME Group, Inc.	1,052	206,823
CMS Energy Corp.	870	51,791
Coca-Cola Co.	11,903	757,626
Cognizant Technology Solutions Corp., Class A	1,455	98,940
Coinbase Global, Inc., Class A (B)	569	126,449
Colgate-Palmolive Co.	2,278	221,057
Comcast Corp., Class A	11,657	456,488
Conagra Brands, Inc.	1,384	39,333
Confluent, Inc., Class A (B)	592	17,482
ConocoPhillips	3,395	388,320
Consolidated Edison, Inc.	1,008	90,135
Constellation Brands, Inc., Class A	482	124,009
Constellation Energy Corp.	923	184,849
Cooper Cos., Inc.	589	51,420
Copart, Inc. (B)	2,539	137,512
Corebridge Financial, Inc.	729	21,228
Corning, Inc.	2,386	92,696
Corpay, Inc. (B)	199	53,016
Corteva, Inc.	2,054	110,793
CoStar Group, Inc. (B)	1,204	89,265
Costco Wholesale Corp.	1,314	1,116,887
Coterra Energy, Inc.	2,164	57,714
CRH PLC	2,031	152,284
Crowdstrike Holdings, Inc., Class A (B)	678	259,803
Crown Castle, Inc., REIT	1,271	124,177
Crown Holdings, Inc.	349	25,962
CSX Corp.	5,754	192,471
Cummins, Inc.	393	108,834
CVS Health Corp.	3,688	217,813
D.R. Horton, Inc.	868	122,327
Danaher Corp.	2,057	513,941
Darden Restaurants, Inc.	352	53,265
Datadog, Inc., Class A (B)	807	104,660
DaVita, Inc. (B)	157	21,755
Dayforce, Inc. (B)	434	21,526
Deckers Outdoor Corp. (B)	75	72,596
Deere & Co.	771	288,069
Dell Technologies, Inc., Class C	800	110,328
Delta Air Lines, Inc.	470	22,297
Devon Energy Corp.	1,836	87,026

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Dexcom, Inc. (B)	1,184	$ 134,242
Diamondback Energy, Inc.	490	98,093
Dick’s Sporting Goods, Inc.	174	37,384
Digital Realty Trust, Inc., REIT	910	138,366
Discover Financial Services	735	96,145
DocuSign, Inc. (B)	606	32,421
Dollar General Corp.	640	84,627
Dollar Tree, Inc. (B)	607	64,809
Dominion Energy, Inc.	2,454	120,246
Domino’s Pizza, Inc.	102	52,666
DoorDash, Inc., Class A (B)	842	91,593
Dover Corp.	401	72,360
Dow, Inc.	2,059	109,230
DraftKings, Inc., Class A (B)	1,293	49,354
DTE Energy Co.	603	66,939
Duke Energy Corp.	2,243	224,816
DuPont de Nemours, Inc.	1,219	98,117
Dynatrace, Inc. (B)	793	35,479
Eastman Chemical Co.	341	33,408
Eaton Corp. PLC	1,169	366,540
eBay, Inc.	1,507	80,956
Ecolab, Inc.	760	180,880
Edison International	1,122	80,571
Edwards Lifesciences Corp. (B)	1,771	163,587
Electronic Arts, Inc.	739	102,965
Elevance Health, Inc.	680	368,465
Eli Lilly & Co.	2,370	2,145,751
EMCOR Group, Inc.	141	51,476
Emerson Electric Co.	1,669	183,857
Enphase Energy, Inc. (B)	401	39,984
Entegris, Inc.	451	61,065
Entergy Corp.	618	66,126
EOG Resources, Inc.	1,687	212,343
EPAM Systems, Inc. (B)	169	31,791
EQT Corp.	1,203	44,487
Equifax, Inc.	366	88,740
Equinix, Inc., REIT	279	211,091
Equitable Holdings, Inc.	958	39,144
Equity LifeStyle Properties, Inc., REIT	516	33,607
Equity Residential, REIT	995	68,993
Erie Indemnity Co., Class A	74	26,818
Essential Utilities, Inc.	754	28,147
Essex Property Trust, Inc., REIT	188	51,174
Estee Lauder Cos., Inc., Class A	678	72,139
Etsy, Inc. (B)	352	20,761
Evergy, Inc.	669	35,437
Eversource Energy	1,019	57,788
Exact Sciences Corp. (B)	550	23,238
Exelon Corp.	2,930	101,407
Expedia Group, Inc. (B)	388	48,884
Expeditors International of Washington, Inc.	418	52,162
Extra Space Storage, Inc., REIT	621	96,510
Exxon Mobil Corp.	12,993	1,495,754
F5, Inc. (B)	173	29,796
FactSet Research Systems, Inc.	111	45,318
Fair Isaac Corp. (B)	74	110,161

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Fastenal Co.	1,685	$ 105,885
FedEx Corp.	685	205,390
Fidelity National Financial, Inc.	762	37,658
Fidelity National Information Services, Inc.	1,683	126,831
Fifth Third Bancorp	1,980	72,250
First Citizens BancShares, Inc., Class A	30	50,508
First Republic Bank (B)	870	17
First Solar, Inc. (B)	294	66,285
FirstEnergy Corp.	1,599	61,194
Fiserv, Inc. (B)	1,723	256,796
Ford Motor Co.	11,242	140,975
Fortinet, Inc. (B)	1,906	114,875
Fortive Corp.	1,022	75,730
Fortune Brands Innovations, Inc.	367	23,833
Fox Corp., Class A	707	24,300
Fox Corp., Class B	417	13,352
Franklin Resources, Inc.	842	18,819
Freeport-McMoRan, Inc.	4,147	201,544
Gaming & Leisure Properties, Inc., REIT	791	35,761
Gartner, Inc. (B)	231	103,733
GE HealthCare Technologies, Inc.	1,278	99,582
GE Vernova, Inc. (B)	800	137,208
Gen Digital, Inc.	1,692	42,266
General Dynamics Corp.	680	197,295
General Electric Co.	3,255	517,447
General Mills, Inc.	1,638	103,620
General Motors Co.	3,362	156,199
Genuine Parts Co.	409	56,573
Gilead Sciences, Inc.	3,620	248,368
Global Payments, Inc.	748	72,332
GoDaddy, Inc., Class A (B)	399	55,744
Goldman Sachs Group, Inc.	942	426,085
Graco, Inc.	492	39,006
GRAIL, Inc. (B)	77	1,183
Halliburton Co.	2,583	87,254
Hartford Financial Services Group, Inc.	867	87,168
HCA Healthcare, Inc.	583	187,306
Healthpeak Properties, Inc., REIT	2,060	40,376
HEICO Corp.	128	28,622
HEICO Corp., Class A	221	39,232
Henry Schein, Inc. (B)	375	24,038
Hershey Co.	429	78,863
Hess Corp.	799	117,868
Hewlett Packard Enterprise Co.	3,824	80,954
HF Sinclair Corp.	479	25,550
Hilton Worldwide Holdings, Inc.	742	161,904
Hologic, Inc. (B)	693	51,455
Home Depot, Inc.	2,929	1,008,279
Honeywell International, Inc.	1,903	406,367
Hormel Foods Corp.	879	26,801
Host Hotels & Resorts, Inc., REIT	2,080	37,398
Howmet Aerospace, Inc.	1,138	88,343
HP, Inc.	2,872	100,577
Hubbell, Inc.	157	57,380
HubSpot, Inc. (B)	142	83,750
Humana, Inc.	355	132,646

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Huntington Bancshares, Inc.	4,209	$55,475
Huntington Ingalls Industries, Inc.	115	28,328
Hyatt Hotels Corp., Class A	133	20,205
IDEX Corp.	221	44,465
IDEXX Laboratories, Inc. (B)	247	120,338
Illinois Tool Works, Inc.	871	206,392
Illumina, Inc. (B)	462	48,224
Incyte Corp. (B)	458	27,764
Ingersoll Rand, Inc.	1,182	107,373
Insulet Corp. (B)	206	41,571
Intel Corp.	12,639	391,430
Intercontinental Exchange, Inc.	1,676	229,428
International Business Machines Corp.	2,620	453,129
International Flavors & Fragrances, Inc.	745	70,931
International Paper Co.	956	41,251
Interpublic Group of Cos., Inc.	1,114	32,406
Intuit, Inc.	835	548,770
Intuitive Surgical, Inc. (B)	1,051	467,537
Invitation Homes, Inc., REIT	1,782	63,956
IQVIA Holdings, Inc. (B)	535	113,120
Iron Mountain, Inc., REIT	863	77,342
J.M. Smucker Co.	306	33,366
Jabil, Inc.	351	38,185
Jack Henry & Associates, Inc.	214	35,528
Jacobs Solutions, Inc.	368	51,413
JB Hunt Transport Services, Inc.	239	38,240
Johnson & Johnson	7,112	1,039,490
Johnson Controls International PLC	1,986	132,009
JPMorgan Chase & Co.	8,378	1,694,534
Juniper Networks, Inc.	954	34,783
Kellanova	793	45,740
Kenvue, Inc.	5,555	100,990
Keurig Dr. Pepper, Inc.	3,189	106,513
KeyCorp	2,692	38,253
Keysight Technologies, Inc. (B)	513	70,153
Kimberly-Clark Corp.	984	135,989
Kimco Realty Corp., REIT	1,975	38,434
Kinder Morgan, Inc.	5,821	115,663
KKR & Co., Inc.	1,809	190,379
KLA Corp.	404	333,102
Knight-Swift Transportation Holdings, Inc.	469	23,412
Kraft Heinz Co.	2,659	85,673
Kroger Co.	2,023	101,008
L3 Harris Technologies, Inc.	556	124,866
Labcorp Holdings, Inc.	245	49,860
Lam Research Corp.	392	417,421
Lamb Weston Holdings, Inc.	425	35,734
Las Vegas Sands Corp.	1,123	49,693
Lattice Semiconductor Corp. (B)	410	23,776
Leidos Holdings, Inc.	373	54,413
Lennar Corp., Class A	725	108,656
Lennox International, Inc.	94	50,288
Liberty Media Corp. - Liberty Formula One, Class C (B)	583	41,883
Linde PLC	1,418	622,233
Live Nation Entertainment, Inc. (B)	473	44,339

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
LKQ Corp.	778	$32,357
Lockheed Martin Corp.	630	294,273
Loews Corp.	550	41,107
Lowe’s Cos., Inc.	1,684	371,255
LPL Financial Holdings, Inc.	220	61,446
LyondellBasell Industries NV, Class A	756	72,319
M&T Bank Corp.	485	73,410
Manhattan Associates, Inc. (B)	182	44,896
Marathon Oil Corp.	1,661	47,621
Marathon Petroleum Corp.	1,053	182,674
Markel Group, Inc. (B)	38	59,875
MarketAxess Holdings, Inc.	109	21,858
Marriott International, Inc., Class A	721	174,316
Marsh & McLennan Cos., Inc.	1,441	303,648
Martin Marietta Materials, Inc.	182	98,608
Marvell Technology, Inc.	2,621	183,208
Masco Corp.	642	42,802
Mastercard, Inc., Class A	2,425	1,069,813
Match Group, Inc. (B)	786	23,879
McCormick & Co., Inc.	730	51,786
McDonald’s Corp.	2,115	538,987
McKesson Corp.	385	224,855
Merck & Co., Inc.	7,407	916,987
Meta Platforms, Inc., Class A	6,368	3,210,873
MetLife, Inc.	1,789	125,570
Mettler-Toledo International, Inc. (B)	63	88,048
MGM Resorts International (B)	696	30,930
Microchip Technology, Inc.	1,603	146,675
Micron Technology, Inc.	3,243	426,552
Microsoft Corp.	20,797	9,295,219
MicroStrategy, Inc., Class A (A)(B)	198	272,741
Mid-America Apartment Communities, Inc., REIT	340	48,487
Moderna, Inc. (B)	945	112,219
Molina Healthcare, Inc. (B)	171	50,838
Molson Coors Beverage Co., Class B	540	27,448
Mondelez International, Inc., Class A	3,891	254,627
MongoDB, Inc. (B)	212	52,992
Monolithic Power Systems, Inc.	147	120,787
Monster Beverage Corp. (B)	2,155	107,642
Moody’s Corp.	480	202,046
Mosaic Co.	927	26,790
Motorola Solutions, Inc.	487	188,006
MSCI, Inc.	232	111,766
Nasdaq, Inc.	1,177	70,926
NetApp, Inc.	607	78,182
Netflix, Inc. (B)	1,299	876,669
Neurocrine Biosciences, Inc. (B)	293	40,337
Newmont Corp.	3,345	140,055
News Corp., Class A	1,095	30,189
NextEra Energy, Inc.	6,010	425,568
NIKE, Inc., Class B	3,566	268,769
NiSource, Inc.	1,301	37,482
Nordson Corp.	159	36,878
Norfolk Southern Corp.	659	141,481
Northern Trust Corp.	595	49,968

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Northrop Grumman Corp.	411	$179,175
NRG Energy, Inc.	623	48,507
Nucor Corp.	713	112,711
NVIDIA Corp.	76,980	9,510,109
NVR, Inc. (B)	9	68,297
Occidental Petroleum Corp.	1,917	120,829
Okta, Inc. (B)	469	43,903
Old Dominion Freight Line, Inc.	568	100,309
Omnicom Group, Inc.	569	51,039
ON Semiconductor Corp. (B)	1,261	86,442
ONEOK, Inc.	1,698	138,472
Oracle Corp.	4,883	689,480
O’Reilly Automotive, Inc. (B)	174	183,754
Otis Worldwide Corp.	1,183	113,876
Ovintiv, Inc.	783	36,699
Owens Corning	253	43,951
PACCAR, Inc.	1,514	155,851
Packaging Corp. of America	256	46,735
Palantir Technologies, Inc., Class A (B)	5,639	142,836
Palo Alto Networks, Inc. (B)	942	319,347
Paramount Global, Class B	1,583	16,447
Parker-Hannifin Corp.	373	188,667
Paychex, Inc.	949	112,513
Paycom Software, Inc.	155	22,171
Paylocity Holding Corp. (B)	134	17,668
PayPal Holdings, Inc. (B)	2,968	172,233
PepsiCo, Inc.	4,021	663,184
Pfizer, Inc.	16,604	464,580
PG&E Corp.	5,944	103,782
Philip Morris International, Inc.	4,540	460,038
Phillips 66	1,253	176,886
Pinterest, Inc., Class A (B)	1,755	77,343
PNC Financial Services Group, Inc.	1,155	179,579
Pool Corp.	114	35,036
PPG Industries, Inc.	688	86,612
PPL Corp.	2,153	59,530
Principal Financial Group, Inc.	685	53,738
Procter & Gamble Co.	6,931	1,143,061
Progressive Corp.	1,707	354,561
Prologis, Inc., REIT	2,673	300,205
Prudential Financial, Inc.	1,045	122,464
PTC, Inc. (B)	350	63,585
Public Service Enterprise Group, Inc.	1,448	106,718
Public Storage, REIT	461	132,607
PulteGroup, Inc.	619	68,152
Pure Storage, Inc., Class A (B)	934	59,972
Qorvo, Inc. (B)	283	32,839
QUALCOMM, Inc.	3,418	680,797
Quanta Services, Inc.	430	109,259
Quest Diagnostics, Inc.	325	44,486
Raymond James Financial, Inc.	579	71,570
RB Global, Inc.	1,507	114,938
Realty Income Corp., REIT	2,511	132,631
Regency Centers Corp., REIT	515	32,033
Regeneron Pharmaceuticals, Inc. (B)	316	332,125
Regions Financial Corp.	2,670	53,507

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Reliance, Inc.	169	$48,266
Repligen Corp. (B)	155	19,539
Republic Services, Inc.	644	125,155
ResMed, Inc.	488	93,413
Revvity, Inc.	364	38,169
Riot Platforms, Inc. (A)(B)	21,009	192,022
Rivian Automotive, Inc., Class A (A)(B)	2,071	27,793
Robinhood Markets, Inc., Class A (B)	1,591	36,132
ROBLOX Corp., Class A (B)	1,403	52,206
Rockwell Automation, Inc.	333	91,668
Roku, Inc. (B)	374	22,414
Rollins, Inc.	852	41,569
Roper Technologies, Inc.	313	176,426
Ross Stores, Inc.	991	144,012
Royal Caribbean Cruises Ltd. (B)	707	112,717
Royalty Pharma PLC, Class A	1,104	29,112
RPM International, Inc.	382	41,134
RTX Corp.	3,876	389,112
S&P Global, Inc.	935	417,010
Salesforce, Inc.	2,882	740,962
Samsara, Inc., Class A (B)	600	20,220
SBA Communications Corp., REIT	315	61,835
Schlumberger NV	4,088	192,872
Seagate Technology Holdings PLC	588	60,723
SEI Investments Co.	324	20,960
Sempra	1,838	139,798
ServiceNow, Inc. (B)	608	478,295
Sherwin-Williams Co.	708	211,288
Simon Property Group, Inc., REIT	947	143,755
Skyworks Solutions, Inc.	475	50,626
Snap, Inc., Class A (B)	3,092	51,358
Snap-on, Inc.	155	40,515
Snowflake, Inc., Class A (B)	897	121,176
Solventum Corp. (B)	429	22,686
Southern Co.	3,185	247,060
Southwest Airlines Co.	439	12,560
SS&C Technologies Holdings, Inc.	649	40,673
Stanley Black & Decker, Inc.	448	35,791
Starbucks Corp.	3,352	260,953
State Street Corp.	881	65,194
Steel Dynamics, Inc.	447	57,887
STERIS PLC	292	64,106
Stryker Corp.	1,009	343,312
Sun Communities, Inc., REIT	362	43,563
Super Micro Computer, Inc. (B)	165	135,193
Synchrony Financial	1,176	55,495
Synopsys, Inc. (B)	455	270,752
Sysco Corp.	1,450	103,516
T. Rowe Price Group, Inc.	654	75,413
Take-Two Interactive Software, Inc. (B)	475	73,858
Targa Resources Corp.	615	79,200
Target Corp.	1,327	196,449
TE Connectivity Ltd.	904	135,989
Teledyne Technologies, Inc. (B)	140	54,317
Teleflex, Inc.	139	29,236
Teradyne, Inc.	453	67,175

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Tesla, Inc. (B)	8,411	$1,664,369
Texas Instruments, Inc.	2,690	523,286
Texas Pacific Land Corp.	58	42,588
Textron, Inc.	559	47,996
Thermo Fisher Scientific, Inc.	1,115	616,595
TJX Cos., Inc.	3,329	366,523
T-Mobile US, Inc.	1,564	275,546
Toast, Inc., Class A (B)	1,033	26,620
Toro Co.	308	28,801
Tractor Supply Co.	316	85,320
Trade Desk, Inc., Class A (B)	1,329	129,803
Tradeweb Markets, Inc., Class A	340	36,040
TransDigm Group, Inc.	164	209,528
TransUnion	562	41,678
Travelers Cos., Inc.	670	136,238
Trimble, Inc. (B)	715	39,983
Truist Financial Corp.	3,860	149,961
Twilio, Inc., Class A (B)	509	28,916
Tyler Technologies, Inc. (B)	124	62,345
Tyson Foods, Inc., Class A	833	47,598
Uber Technologies, Inc. (B)	5,513	400,685
UDR, Inc., REIT	911	37,488
U-Haul Holding Co.	284	17,046
UiPath, Inc., Class A (B)	1,294	16,408
Ulta Beauty, Inc. (B)	141	54,408
Union Pacific Corp.	1,787	404,327
United Parcel Service, Inc., Class B	2,121	290,259
United Rentals, Inc.	196	126,759
United Therapeutics Corp. (B)	132	42,049
UnitedHealth Group, Inc.	2,698	1,373,983
Unity Software, Inc. (B)	791	12,862
Universal Health Services, Inc., Class B	176	32,548
US Bancorp	4,526	179,682
Valero Energy Corp.	962	150,803
Veeva Systems, Inc., Class A (B)	448	81,988
Ventas, Inc., REIT	1,183	60,641
Veralto Corp.	718	68,547
VeriSign, Inc. (B)	268	47,650
Verisk Analytics, Inc.	419	112,941
Verizon Communications, Inc.	12,250	505,190
Vertex Pharmaceuticals, Inc. (B)	761	356,696
Vertiv Holdings Co.	1,094	94,708
Viatris, Inc.	3,459	36,769
VICI Properties, Inc., REIT	3,035	86,922
Visa, Inc., Class A	4,597	1,206,575
Vistra Corp.	1,012	87,012
Vulcan Materials Co.	390	96,985
W.R. Berkley Corp.	602	47,305
Walgreens Boots Alliance, Inc.	2,130	25,762
Walmart, Inc.	12,918	874,678
Walt Disney Co.	5,402	536,365
Warner Bros Discovery, Inc. (B)	6,835	50,852
Waste Management, Inc.	1,174	250,461
Waters Corp. (B)	173	50,191
Watsco, Inc.	99	45,861
WEC Energy Group, Inc.	919	72,105

	Shares		Value
COMMON STOCKS (continued)
United States (continued)
Wells Fargo & Co.		10,229	$607,500
Welltower, Inc., REIT		1,670	174,098
West Pharmaceutical Services, Inc.		217	71,478
Western Digital Corp. (B)		965	73,118
Westinghouse Air Brake Technologies Corp.		513	81,080
Westlake Corp.		112	16,220
Westrock Co.		766	38,499
Weyerhaeuser Co., REIT		2,139	60,726
Williams Cos., Inc.		3,534	150,195
Williams-Sonoma, Inc.		181	51,109
Workday, Inc., Class A (B)		622	139,054
WP Carey, Inc., REIT		636	35,012
WW Grainger, Inc.		130	117,291
Wynn Resorts Ltd.		299	26,761
Xcel Energy, Inc.		1,619	86,471
Xylem, Inc.		710	96,297
Yum! Brands, Inc.		831	110,074
Zebra Technologies Corp., Class A (B)		150	46,340
Zillow Group, Inc., Class C (B)		467	21,664
Zimmer Biomet Holdings, Inc.		601	65,227
Zoetis, Inc.		1,335	231,436
Zoom Video Communications, Inc., Class A (B)		738	43,682
Zscaler, Inc. (B)		264	50,738

			137,883,602

Uruguay - 0.0% (F)
MercadoLibre, Inc. (B)		135	221,859

Total Common Stocks (Cost $218,004,555)			278,556,577

	Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS - 25.7%
Australia - 0.4%
Australia Government Bonds Series 158, 1.25%, 05/21/2032	AUD	3,250,000	1,735,872
Treasury Corp. of Victoria 5.25%, 09/15/2038		4,020,000	2,614,392

			4,350,264

Austria - 0.1%
Republic of Austria Government Bonds 0.25%, 10/20/2036 (I)	EUR	1,570,000	1,186,962

Belgium - 0.3%
Kingdom of Belgium Government Bonds
1.70%, 06/22/2050 (I)		1,030,000	758,824
3.45%, 06/22/2043 (I)		1,920,000	2,046,898

			2,805,722

Brazil - 1.2%
Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/2029	BRL	72,127,000	12,000,144

Canada - 1.8%
Canada Government Bonds 3.25%, 12/01/2033	CAD	7,020,000	5,026,321

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada (continued)
OMERS Finance Trust 4.75%, 03/26/2031 (G)		$1,100,000	$1,098,071
Province of British Columbia
2.20%, 06/18/2030	CAD	3,140,000	2,088,205
4.75%, 06/12/2034		$2,170,000	2,163,140
Province of Ontario
2.05%, 06/02/2030	CAD	3,340,000	2,208,631
4.10%, 03/04/2033		2,000,000	1,459,384
Province of Quebec
Zero Coupon, 10/29/2030 (I)	EUR	2,160,000	1,901,362
1.90%, 09/01/2030	CAD	3,340,000	2,175,315

			18,120,429

China - 6.7%
Agricultural Development Bank of China 2.25%, 04/22/2025	CNY	8,500,000	1,175,073
China Development Bank
3.34%, 07/14/2025		8,500,000	1,189,025
3.70%, 10/20/2030		16,150,000	2,412,916
China Government Bonds
2.37%, 01/20/2027		48,000,000	6,694,346
2.40%, 07/15/2028		14,000,000	1,957,800
2.69%, 08/15/2032		11,950,000	1,699,738
2.76%, 05/15/2032		204,100,000	29,180,938
2.80%, 11/15/2032		21,400,000	3,069,281
3.12%, 10/25/2052		3,000,000	463,574
Series 1915, 3.13%, 11/21/2029		11,000,000	1,601,027
3.27%, 11/19/2030		78,400,000	11,584,235
Series 1608, 3.52%, 04/25/2046		4,000,000	648,170
3.53%, 10/18/2051		4,000,000	660,844
3.81%, 09/14/2050		22,000,000	3,777,615
Export-Import Bank of China
2.93%, 03/02/2025		8,500,000	1,179,396

			67,293,978

Colombia - 0.1%
Colombia TES Series B, 7.00%, 03/26/2031	COP	3,601,000,000	726,269

Czech Republic - 0.1%
Czech Republic Government Bonds 1.20%, 03/13/2031	CZK	17,200,000	613,361

Denmark - 0.1%
Denmark Government Bonds Series G, 2.25%, 11/15/2033	DKK	3,880,000	547,140

Estonia - 0.1%
Estonia Government International Bonds 3.25%, 01/17/2034 (I)	EUR	770,000	801,810

Finland - 0.2%
Finland Government Bonds
1.13%, 04/15/2034 (I)		900,000	808,636
Series 10Y, 3.00%, 09/15/2034 (I)		810,000	861,330

			1,669,966

	Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
France - 1.5%
Agence Francaise de Developpement EPIC 1.50%, 10/31/2034 (I)	EUR	1,400,000	$1,241,666
French Republic Government Bonds OAT
Zero Coupon, 11/25/2029 (I)		12,840,000	11,712,748
1.50%, 05/25/2050 (I)		1,730,000	1,192,078
SNCF Reseau 1.88%, 03/30/2034 (I)		900,000	832,096

			14,978,588

Germany - 1.9%
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 08/15/2031 - 05/15/2036 (I)		11,220,000	10,095,260
0.25%, 02/15/2029 (I)		3,940,000	3,825,714
1.70%, 08/15/2032 (I)		1,040,000	1,055,744
4.25%, 07/04/2039 (I)		3,520,000	4,496,157

			19,472,875

Greece - 1.0%
Hellenic Republic Government Bonds
3.38%, 06/15/2034 (I)		2,030,000	2,112,181
4.25%, 06/15/2033 (I)(J)		7,354,000	8,252,074

			10,364,255

Hungary - 0.1%
Hungary Government Bonds 3.00%, 08/21/2030	HUF	113,030,000	250,417
Hungary Government International Bonds 4.00%, 07/25/2029 (I)	EUR	461,000	488,771

			739,188

Indonesia - 0.2%
Indonesia Treasury Bonds 8.38%, 03/15/2034	IDR	23,181,000,000	1,543,934

Italy - 0.8%
Italy Buoni Poliennali Del Tesoro
2.50%, 12/01/2032 (I)	EUR	1,000,000	968,361
Series 7Y, 4.00%, 11/15/2030 (I)		3,900,000	4,246,571
4.45%, 09/01/2043 (I)		1,070,000	1,143,293
Series 30Y, 4.50%, 10/01/2053 (I)		1,570,000	1,666,277

			8,024,502

Japan - 1.9%
Japan Government Ten Year Bonds
0.10%, 03/20/2030 - 06/20/2031	JPY	373,000,000	2,241,233
Series 374, 0.80%, 03/20/2034		947,000,000	5,753,221
Japan Government Thirty Year Bonds 0.40%, 09/20/2049		1,033,000,000	4,343,043
Japan Government Twenty Year Bonds
0.40%, 03/20/2040		915,000,000	4,746,012
0.60%, 06/20/2037		412,000,000	2,327,983

			19,411,492

Lithuania - 0.1%
Republic of Lithuania Series MTN, 3.50%, 07/03/2031 (I)(K)	EUR	600,000	637,713

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Luxembourg - 0.2%
European Financial Stability Facility 3.00%, 09/04/2034 (I)	EUR	1,510,000	$1,604,389

Malaysia - 0.2%
Malaysia Government Bonds
Series 0122, 3.58%, 07/15/2032	MYR	2,600,000	540,682
3.89%, 08/15/2029		7,100,000	1,519,979

			2,060,661

Mexico - 0.1%
Mexico Bonos Series M, 8.50%, 05/31/2029	MXN	24,000,000	1,234,318

Netherlands - 0.3%
Netherlands Government Bonds
Zero Coupon, 07/15/2030 (I)	EUR	2,100,000	1,915,515
2.75%, 01/15/2047 (I)		660,000	688,137

			2,603,652

Norway - 0.0% (F)
Norway Government Bonds 3.63%, 05/31/2039 (I)	NOK	1,120,000	104,888

Poland - 0.1%
Republic of Poland Government Bonds Series 0432, 1.75%, 04/25/2032	PLN	2,900,000	547,758

Portugal - 0.0% (F)
Portugal Obrigacoes do Tesouro OT 3.63%, 06/12/2054 (I)	EUR	320,000	330,289

Republic of Korea - 0.5%
Export-Import Bank of Korea 0.63%, 02/09/2026		$1,460,000	1,361,339
Korea Development Bank 0.80%, 07/19/2026		2,070,000	1,900,823
Korea Electric Power Corp. 1.13%, 06/15/2025 (G)		2,250,000	2,159,833

			5,421,995

Republic of South Africa - 2.2%
Republic of South Africa Government Bonds 8.88%, 02/28/2035	ZAR	483,935,000	22,401,652

Singapore - 0.1%
Singapore Government Bonds 2.63%, 08/01/2032	SGD	1,100,000	777,139

Slovenia - 0.1%
Slovenia Government International Bonds 5.00%, 09/19/2033 (G)		$1,500,000	1,488,375

Spain - 1.2%
Spain Government Bonds Zero Coupon, 01/31/2028	EUR	1,570,000	1,510,348
2.70%, 10/31/2048 (I)		872,000	761,294
3.45%, 10/31/2034 - 07/30/2066 (I)		4,650,000	4,957,298
3.50%, 05/31/2029		4,530,000	4,948,822

			12,177,762

	Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Supranational - 0.8%
Africa Finance Corp. 4.38%, 04/17/2026 (I)		$1,240,000	$1,198,336
Asian Development Bank 2.13%, 05/19/2031	NZD	810,000	414,402
Banque Ouest Africaine de Developpement 4.70%, 10/22/2031 (I)		$530,000	462,934
Corp. Andina de Fomento
5.00%, 01/24/2029		1,600,000	1,596,403
5.30%, 02/19/2029	AUD	3,370,000	2,222,493
European Investment Bank Zero Coupon, 01/14/2031 (I)	EUR	2,430,000	2,156,721

			8,051,289

Thailand - 0.2%
Thailand Government Bonds 2.00%, 12/17/2031	THB	59,000,000	1,539,480

United Kingdom - 1.1%
U.K. Gilt
0.38%, 10/22/2030 (I)	GBP	3,210,000	3,248,806
0.63%, 10/22/2050 (I)		4,410,000	2,225,412
0.88%, 07/31/2033 (I)		720,000	686,921
1.63%, 10/22/2028 (I)		1,510,000	1,730,700
3.50%, 01/22/2045 (I)		2,550,000	2,741,547

			10,633,386

Total Foreign Government Obligations (Cost $284,907,912)			256,265,625

CORPORATE DEBT SECURITIES - 11.0%
Australia - 0.5%
Australia & New Zealand Banking Group Ltd. Fixed until 11/25/2030, 2.57% (L), 11/25/2035 (G)		$1,750,000	1,438,016
Commonwealth Bank of Australia Fixed until 10/03/2024, 1.94% (L), 10/03/2029 (I)	EUR	1,000,000	1,063,994
NBN Co. Ltd. 2.63%, 05/05/2031 (G)		$1,215,000	1,044,439
Quintis Australia Pty. Ltd. PIK Rate 12.00%, Cash Rate 12.00%, 10/01/2028 (C)(D)(G)(M)		3,336,317	375,336
PIK Rate 13.51%, Cash Rate 14.36%, 10/01/2026 (C)(D)(G)(M)		237,012	55,745
Westpac Banking Corp. Fixed until 11/15/2030, 2.67% (L), 11/15/2035		1,250,000	1,033,477

			5,011,007

Canada - 0.3%
Algonquin Power & Utilities Corp. 5.37%, 06/15/2026 (N)		550,000	547,328
Enbridge, Inc. 2.50%, 01/15/2025		1,775,000	1,743,611
Rogers Communications, Inc. 3.80%, 03/15/2032		975,000	872,603

			3,163,542

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

		Principal	Value

CORPORATE DEBT SECURITIES (continued)
Cayman Islands - 0.1%
Alibaba Group Holding Ltd.
2.13%, 02/09/2031 (A)	$	950,000	$786,162

France - 1.0%
AXA SA
Fixed until 05/28/2029, 3.25% (L), 05/28/2049 (I)	EUR	1,300,000	1,326,291
Banque Federative du Credit Mutuel SA
0.75%, 07/17/2025 (I)		1,000,000	1,039,509
1.25%, 12/05/2025 (I)	GBP	1,500,000	1,789,737
3.75%, 02/01/2033 (I)	EUR	1,000,000	1,069,066
BPCE SA
5.15%, 07/21/2024 (G)	$	1,550,000	1,548,563
Fixed until 06/01/2028, 5.75% (L), 06/01/2033 (I)	EUR	2,000,000	2,244,854
Orange SA
Fixed until 10/01/2026, 5.00% (I)(L)(O)		1,360,000	1,472,907

			10,490,927

Germany - 0.6%
Allianz SE
Fixed until 07/08/2030, 2.12% (L), 07/08/2050 (I)		200,000	190,341
Kreditanstalt fuer Wiederaufbau
0.38%, 04/23/2030 (I)		4,630,000	4,301,430
RWE AG
3.63%, 01/10/2032 (I)		1,190,000	1,265,892

			5,757,663

Indonesia - 0.1%
Pertamina Persero PT
6.50%, 11/07/2048 (A)(I)	$	1,050,000	1,118,722

Ireland - 0.1%
AIB Group PLC
Fixed until 03/28/2034, 5.87% (L), 03/28/2035 (G)		1,175,000	1,170,012

Italy - 0.1%
Assicurazioni Generali SpA
Fixed until 10/27/2027, 5.50% (L), 10/27/2047 (I)	EUR	1,200,000	1,326,249

Japan - 0.3%
NTT Finance Corp.
1.59%, 04/03/2028 (G)	$	1,975,000	1,741,799
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030		1,950,000	1,631,430

			3,373,229

Jersey, Channel Islands - 0.1%
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/2036 (G)		1,575,000	1,281,747

Luxembourg - 0.3%
Blackstone Property Partners Europe Holdings SARL
1.25%, 04/26/2027 (I)	EUR	1,000,000	982,940

		Principal	Value

CORPORATE DEBT SECURITIES (continued)
Luxembourg (continued)
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
2.50%, 01/15/2027	$	1,000,000	$930,522
Medtronic Global Holdings SCA
1.00%, 07/02/2031	EUR	450,000	410,259
1.13%, 03/07/2027		840,000	848,213

			3,171,934

Netherlands - 0.3%
Akelius Residential Property Financing BV
1.13%, 01/11/2029 (I)		1,000,000	923,968
Alliander NV
Fixed until 03/27/2032, 4.50% (I)(L)(O)		250,000	268,162
Thermo Fisher Scientific Finance I BV
2.00%, 10/18/2051		100,000	72,924
Upjohn Finance BV
1.91%, 06/23/2032 (I)		1,400,000	1,254,884

			2,519,938

Republic of Korea - 0.2%
Korea Southern Power Co. Ltd.
0.75%, 01/27/2026 (G)	$	1,860,000	1,730,531

Singapore - 0.0% (F)
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 05/19/2063		150,000	142,528

Spain - 0.3%
Banco Santander SA
3.13%, 01/19/2027 (I)	EUR	1,400,000	1,477,681
5.18%, 11/19/2025	$	1,400,000	1,386,466

			2,864,147

Switzerland - 0.1%
UBS Group AG
3.75%, 03/26/2025		1,150,000	1,134,212

United Kingdom - 0.9%
BAE Systems PLC
5.25%, 03/26/2031 (G)		200,000	199,644
Barclays PLC
Fixed until 03/12/2029, 5.69% (L), 03/12/2030		1,925,000	1,931,241
HSBC Holdings PLC
Fixed until 11/13/2025, 2.26% (L), 11/13/2026 (I)	GBP	1,514,000	1,829,299
Lloyds Banking Group PLC
2.25%, 10/16/2024 (I)		1,520,000	1,902,180
National Grid Electricity Distribution West Midlands PLC
5.75%, 04/16/2032 (I)		750,000	967,463
NGG Finance PLC
Fixed until 06/18/2025, 5.63% (L), 06/18/2073 (I)		1,360,000	1,708,430

			8,538,257

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

		Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States - 5.7%
Air Lease Corp.
3.13%, 12/01/2030	$	425,000	$371,604
Amazon.com, Inc.
3.88%, 08/22/2037		1,400,000	1,239,786
American Express Co.
2.55%, 03/04/2027		550,000	514,124
Aon North America, Inc.
5.45%, 03/01/2034		1,350,000	1,346,839
AT&T, Inc.
1.80%, 09/05/2026	EUR	1,520,000	1,570,341
2.90%, 12/04/2026	GBP	700,000	838,793
3.65%, 06/01/2051	$	750,000	532,566
Bank of America Corp.
Fixed until 06/19/2025, 1.32% (L), 06/19/2026		2,475,000	2,371,468
Fixed until 12/20/2027, 3.42% (L), 12/20/2028		1,725,000	1,622,230
Fixed until 09/15/2033, 5.87% (L), 09/15/2034		975,000	1,004,829
Bank of New York Mellon Corp.
Fixed until 03/14/2034, 5.19% (L), 03/14/2035		1,100,000	1,088,006
BAT Capital Corp.
3.56%, 08/15/2027		442,000	419,895
Boeing Co.
6.26%, 05/01/2027 (G)		225,000	226,588
6.30%, 05/01/2029 (G)		425,000	431,235
Bristol-Myers Squibb Co.
5.65%, 02/22/2064		400,000	392,646
Celanese US Holdings LLC
6.17%, 07/15/2027		1,550,000	1,573,352
Centene Corp.
2.50%, 03/01/2031		2,275,000	1,867,174
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (L), 05/19/2034		1,045,000	1,067,565
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050		1,300,000	958,268
6.38%, 10/23/2035		425,000	415,285
Chubb INA Holdings LLC
0.88%, 06/15/2027	EUR	1,000,000	994,344
Citigroup, Inc.
Fixed until 01/25/2032, 3.06% (L), 01/25/2033	$	1,000,000	851,040
4.45%, 09/29/2027		1,075,000	1,047,028
Comcast Corp.
3.75%, 04/01/2040		850,000	694,075
Crown Castle, Inc.
3.30%, 07/01/2030		1,375,000	1,226,300
Energy Transfer LP
2.90%, 05/15/2025		825,000	804,794
4.05%, 03/15/2025		324,000	320,491
Enterprise Products Operating LLC
4.85%, 01/31/2034 (A)		625,000	608,303

		Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Ford Motor Credit Co. LLC
7.20%, 06/10/2030	$	1,600,000	$1,684,253
Georgia-Pacific LLC
2.30%, 04/30/2030 (G)		2,000,000	1,726,448
Global Payments, Inc.
4.45%, 06/01/2028		1,000,000	966,651
Goldman Sachs Group, Inc.
0.75%, 03/23/2032 (I)	EUR	1,260,000	1,083,788
Fixed until 04/25/2034, 5.85% (L), 04/25/2035	$	750,000	769,834
Home Depot, Inc.
4.95%, 06/25/2034		800,000	793,457
JPMorgan Chase & Co.
Fixed until 02/17/2032, 0.60% (L), 02/17/2033 (I)	EUR	1,000,000	853,783
Fixed until 10/23/2033, 6.25% (L), 10/23/2034	$	2,700,000	2,868,578
Las Vegas Sands Corp.
5.90%, 06/01/2027		550,000	552,953
6.00%, 08/15/2029		329,000	330,949
NextEra Energy Capital Holdings, Inc.
2.75%, 11/01/2029		2,175,000	1,935,617
Nuveen LLC
5.55%, 01/15/2030 (G)		775,000	779,938
ONEOK Partners LP
4.90%, 03/15/2025		742,000	737,729
ONEOK, Inc.
2.75%, 09/01/2024		435,000	432,415
Oracle Corp.
2.88%, 03/25/2031		2,300,000	1,989,151
PNC Financial Services Group, Inc.
Fixed until 10/20/2033, 6.88% (L), 10/20/2034		1,775,000	1,937,298
Prologis Euro Finance LLC
1.88%, 01/05/2029	EUR	950,000	940,098
Republic Services, Inc.
5.00%, 04/01/2034	$	600,000	588,426
Thermo Fisher Scientific, Inc.
0.88%, 10/01/2031	EUR	1,750,000	1,574,859
1.88%, 10/01/2049		400,000	288,871
T-Mobile USA, Inc.
2.25%, 11/15/2031	$	1,250,000	1,023,716
US Bancorp
Fixed until 06/10/2033, 5.84% (L), 06/12/2034		678,000	688,465
Verizon Communications, Inc.
2.55%, 03/21/2031		1,775,000	1,509,706
Vontier Corp.
2.40%, 04/01/2028		925,000	819,920
Warnermedia Holdings, Inc.
5.05%, 03/15/2042		375,000	306,114
Wells Fargo & Co.
3.00%, 02/19/2025		700,000	688,648
Williams Cos., Inc.
4.85%, 03/01/2048		1,050,000	913,719

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

		Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Xcel Energy, Inc.
2.60%, 12/01/2029		$1,425,000	$1,243,998

			56,428,351

Total Corporate Debt Securities (Cost $120,537,769)			110,009,158

U.S. GOVERNMENT OBLIGATIONS - 7.4%
U.S. Treasury - 6.4%
U.S. Treasury Bonds
1.13%, 05/15/2040		7,850,000	4,853,201
1.75%, 08/15/2041		4,560,000	3,028,837
2.50%, 02/15/2045		2,450,000	1,756,439
2.75%, 08/15/2047		380,000	278,439
U.S. Treasury Notes
0.38%, 12/31/2025		10,450,000	9,772,791
0.50%, 04/30/2027		5,880,000	5,255,480
1.13%, 10/31/2026		9,690,000	8,943,189
1.38%, 11/15/2031		6,710,000	5,465,505
1.88%, 02/15/2032		4,070,000	3,422,139
2.13%, 05/15/2025		7,500,000	7,306,250
2.38%, 03/31/2029		4,900,000	4,485,223
3.38%, 05/15/2033		9,730,000	9,035,217

			63,602,710

U.S. Treasury Inflation-Protected Securities - 1.0%
U.S. Treasury Inflation-Protected Indexed Notes
1.75%, 01/15/2034 (J)		10,831,338	10,533,797

			10,533,797

Total U.S. Government Obligations (Cost $78,513,694)			74,136,507

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.8%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/2052		7,141,581	5,611,928
2.50%, 06/01/2050 - 01/01/2053		3,149,287	2,589,711
Federal National Mortgage Association
2.50%, 02/01/2052 - 12/01/2052		6,019,233	4,937,258
3.00%, 01/01/2053	$	11,128,064	9,489,343
3.50%, 01/01/2051		4,386,864	3,935,086
6.50%, 10/01/2053		379,986	388,875
Uniform Mortgage-Backed Security, TBA
3.00%, 07/01/2054 (K)		300,000	255,701
4.00%, 07/01/2054 (K)		6,800,000	6,232,520
4.50%, 07/01/2054 (K)		2,400,000	2,266,331
5.00%, 07/01/2054 (K)		4,975,000	4,816,407
5.50%, 07/01/2054 (K)		3,325,000	3,283,203
6.00%, 07/01/2054 (K)		4,010,000	4,025,097

Total U.S. Government Agency Obligations (Cost $50,027,866)			47,831,460

		Principal	Value

MORTGAGE-BACKED SECURITIES - 2.4%
Cayman Islands - 0.1%
HGI CRE CLO Ltd.
Series 2021-FL2, Class A, 1-Month Term SOFR + 1.11%, 6.44% (L), 09/17/2036 (G)	$	700,632	$696,190

Ireland - 0.1%
Berg Finance DAC
Series 2021-1, Class A, 3-Month EURIBOR + 1.05%, 4.95% (L), 04/22/2033 (I)	EUR	151,918	157,823
Glenbeigh 2 Issuer DAC
Series 2021-2A, Class A, 3-Month EURIBOR + 0.75%, 4.68% (L), 06/24/2050 (G)		799,400	856,155

			1,013,978

United Kingdom - 0.1%
Landmark Mortgage Securities No. 3 PLC
Series 3, Class C, SONIA + 2.22%, 7.45% (L), 04/17/2044 (I)	GBP	1,028,313	1,241,693

United States - 2.1%
BAMLL Commercial Mortgage Securities Trust
Series 2016-ISQ, Class A, 2.85%, 08/14/2034 (G)	$	1,000,000	841,838
Bayview Opportunity Master Fund VIa Trust
Series 2022-3, Class A1, 3.00% (L), 01/25/2052 (G)		1,665,717	1,379,943
BPR Trust
Series 2022-OANA, Class A, 1-Month Term SOFR + 1.9%, 7.23% (L), 04/15/2037 (G)		1,000,000	1,000,000
Series 2022-SSP, Class A, 1-Month Term SOFR + 3.00%, 8.33% (L), 05/15/2039 (G)		2,000,000	2,014,535
BX Trust
Series 2019-OC11, Class D, 4.08% (L), 12/09/2041 (G)		576,000	509,621
Series 2023-DELC, Class A, 1-Month Term SOFR + 2.69%, 8.02% (L), 05/15/2038 (G)		1,310,000	1,313,275
CSMC Trust
Series 2022-NWPT, Class A, 1-Month Term SOFR + 3.14%, 8.47% (L), 09/09/2024 (G)		1,000,000	1,005,395
GCAT Trust
Series 2024-INV1, Class 2A2, 6.50% (L), 01/25/2054 (G)		1,375,567	1,385,777
GS Mortgage-Backed Securities Corp. Trust
Series 2022-PJ2, Class A6, 3.00% (L), 06/25/2052 (G)		841,475	697,909
Hundred Acre Wood Trust
Series 2021-INV3, Class A3, 2.50% (L), 12/25/2051 (G)		1,259,406	999,220

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2022-ACB, Class A, 1-Month SOFR Average + 1.40%, 6.73% (L), 03/15/2039 (G)	$ 1,300,000	$ 1,283,761
JPMorgan Mortgage Trust
Series 2021-INV6, Class A2, 3.00% (L), 04/25/2052 (G)	1,470,790	1,226,327
Series 2022-INV3, Class A3B, 3.00% (L), 09/25/2052 (G)	1,245,218	1,030,776
JW Commercial Mortgage Trust
Series 2024-MRCO, Class A, 1-Month Term SOFR + 1.62%, 6.94% (L), 06/15/2039 (G)	1,000,000	996,247
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A1, 3.57%, 02/15/2036 (G)	507,703	475,323
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class LNC3, 4.91% (L), 12/15/2046 (G)	877,244	832,293
OBX Trust
Series 2020-EXP1, Class 1A8, 3.50% (L), 02/25/2060 (G)	184,046	161,624
Olympic Tower Mortgage Trust
Series 2017-OT, Class A, 3.57%, 05/10/2039 (G)	1,400,000	1,214,075
Onslow Bay Financial LLC
Series 2023-INV1, Class A1, 3.00% (L), 01/25/2052 (G)	1,133,056	942,208
PRKCM Trust
Series 2023-AFC1, Class A1, 6.60% (L), 02/25/2058 (G)	581,987	582,553
PRMI Securitization Trust
Series 2021-1, Class A2, 2.50% (L), 04/25/2051 (G)	1,621,305	1,289,190

		21,181,890

Total Mortgage-Backed Securities (Cost $26,291,243)		24,133,751

ASSET-BACKED SECURITIES - 0.2%
United States - 0.2%
Navient Private Education Loan Trust Series 2014-AA, Class A3, 1-Month Term SOFR + 1.71%, 7.04% (L), 10/15/2031 (G)	145,342	145,765
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A, 5.00%, 09/15/2048 (G)	1,500,000	1,445,137
SLM Private Education Loan Trust Series 2010-C, Class A5, 1-Month Term SOFR + 4.86%, 10.19% (L), 10/15/2041 (G)	743,883	777,378
SMB Private Education Loan Trust Series 2019-A, Class A2A, 3.44%, 07/15/2036 (G)	96,838	93,430

Total Asset-Backed Securities (Cost $2,435,752)		2,461,710

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
Michigan - 0.1%
University of Michigan, Revenue Bonds, Series A,
4.45%, 04/01/2122	$ 710,000	$ 587,297

Total Municipal Government Obligation (Cost $710,000)		587,297

	Shares	Value

PREFERRED STOCKS - 0.1%
Germany - 0.1%
Bayerische Motoren Werke AG, 7.30% (P)	465	41,059
Dr. Ing. h.c. F. Porsche AG, 3.32% (G)(P)	894	66,561
Henkel AG & Co. KGaA, 2.24% (P)	1,364	121,566
Porsche Automobil Holding SE, 6.08% (P)	1,220	55,150
Sartorius AG, 0.34% (P)	216	50,660
Volkswagen AG, 8.60% (P)	1,636	184,669

Total Preferred Stocks (Cost $790,735)		519,665

	Principal	Value
CONVERTIBLE BONDS - 0.0% (F)
India - 0.0% (F)
REI Agro Ltd.
5.50%, 11/13/2014 (B)(G)(Q)	$ 697,000	3,485
5.50%, 11/13/2014 (B)(I)(Q)	259,000	1,295

Total Convertible Bonds (Cost $542,530)		4,780

	Shares	Value

WARRANT - 0.0%
Canada - 0.0%
Constellation Software, Inc.
Exercise Price CAD 0, Expiration Date 03/31/2040(B)(C)(D)(R)	203	0

Total Warrant (Cost $0)		0

RIGHTS - 0.0%
Italy - 0.0%
Amplifon SpA Exercise Price EUR 29.56, Expiration Date 07/09/2024(B)(D)(R)	1,047	0

Total Rights (Cost $0)		0

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.4%
U.S. Treasury Bills
5.31% (P), 08/01/2024 (S)	$ 5,916,000	$ 5,889,356
5.32% (P), 08/22/2024 (A)	7,920,000	7,860,229

Total Short-Term U.S. Government Obligations (Cost $13,746,317)		13,749,585

	Shares	Value

OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (P)	5,525,381	5,525,381

Total Other Investment Company (Cost $5,525,381)		5,525,381

Principal	Value

REPURCHASE AGREEMENT - 18.5%

Fixed Income Clearing Corp.,

2.50% (P), dated 06/28/2024, to be

repurchased at $185,088,140 on

07/01/2024. Collateralized by

U.S. Government Obligations, 3.75% -

4.50%, due 03/31/2026 - 04/15/2026, and

with a total value of $188,750,845. (J)

$ 185,049,588	$ 185,049,588

Total Repurchase Agreement (Cost $185,049,588)	185,049,588

Total Investments (Cost $987,083,342)	998,831,084
Net Other Assets (Liabilities) - (0.0)% (F)	(369,519)

Net Assets - 100.0%	$ 998,461,565

CENTRALLY CLEARED SWAP AGREEMENTS:

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
1-Month CNY-CNRR	Receive	2.38%	Quarterly	11/03/2028	CNY	86,649,500	$ 237,317	$—	$ 237,317
1-Month CNY-CNRR	Receive	2.38	Quarterly	11/03/2028	CNY	14,000,000	38,303	—	38,303
12-Month EUR-CPTFE	Receive	2.42	Maturity	01/15/2054	EUR	2,936,946	(43,666)	—	(43,666)
12-Month EUR-CPTFE	Receive	2.42	Maturity	01/15/2054	EUR	2,893,110	(46,132)	—	(46,132)
12-Month EUR-CPTFE	Receive	2.17	Maturity	01/15/2034	EUR	8,834,236	(17,638)	—	(17,638)
12-Month EUR-CPTFE	Receive	2.17	Maturity	01/15/2034	EUR	8,161,409	(16,295)	—	(16,295)
12-Month EUR-CPTFE	Receive	2.17	Maturity	01/15/2034	EUR	8,161,410	(17,116)	—	(17,116)
12-Month EUR-CPTFE	Receive	2.17	Maturity	01/15/2034	EUR	6,529,127	(13,692)	—	(13,692)
12-Month EUR-CPTFE	Receive	2.17	Maturity	01/15/2034	EUR	8,161,409	(17,115)	—	(17,115)
12-Month EUR-CPTFE	Receive	2.18	Maturity	01/15/2034	EUR	8,161,409	(9,318)	—	(9,318)
12-Month EUR-CPTFE	Receive	2.42	Maturity	01/15/2054	EUR	2,936,944	(43,666)	—	(43,666)

Total							$ 50,982	$—	$ 50,982

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (T)
Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Daily Total Return Net Japan Index	BCLY	Receive	Quarterly	05/12/2025	USD	32,500,508	3,883	$ 95,963	$—	$ 95,963
MSCI Emerging Markets ex China Gross Return USD Index	BCLY	Pay	Quarterly	05/29/2025	USD	20,471,661	2,561	(235,205)	—	(235,205)
MSCI Emerging Net Total Return Index	BCLY	Receive	Quarterly	06/17/2025	USD	61,376,068	108,231	616,940	—	616,940
MSCI USA Gross Return Index	UBS	Receive	Quarterly	09/24/2024	USD	116,812,759	4,733	(324,932)	—	(324,932)
MSCI USA Gross Return Index	CITI	Receive	Quarterly	05/08/2025	USD	145,186,074	6,210	6,742,139	—	6,742,139

Total								$ 6,894,905	$—	$ 6,894,905

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

Bilateral Equity Basket Total Return Swaps
Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
BNP Paribas EMU Anti-Value 5 (a)	BNP	Pay	09/18/2024	EUR	13,468,386	1.3%	$ 473,550	$—	$ 473,550
BNP Paribas EMU Anti- Value+Quality(b)	BNP	Pay	09/18/2024	EUR	17,804,632	1.8	558,355	—	558,355
BNP Paribas EMU Value 5 (c)	BNP	Receive	09/18/2024	EUR	13,382,825	1.3	(436,993)	—	(436,993)
BNP Paribas EMU Value+Quality(d)	BNP	Receive	09/18/2024	EUR	17,705,873	1.8	(479,162)	—	(479,162)
BNP Paribas Long EMU Domestics(e)	BNP	Receive	01/15/2025	EUR	6,361,474	0.6	(344,184)	—	(344,184)
BNP Paribas Long EMU Domestics(e)	BNP	Receive	01/15/2025	EUR	5,481,073	0.5	(296,550)	—	(296,550)
BNP Paribas Long EMU Domestics(e)	BNP	Receive	01/15/2025	EUR	4,694,744	0.5	(218,706)	—	(218,706)
BNP Paribas Long EMU Value+Quality(f)	BNP	Receive	05/22/2025	USD	15,770,375	1.6	111,245	—	111,245
BNP Paribas Short US Domestics(g)	BNP	Pay	01/15/2025	USD	6,318,033	0.6	10,750	—	10,750
BNP Paribas Short US Domestics(g)	BNP	Pay	01/15/2025	USD	5,549,699	0.6	68,166	—	68,166
BNP Paribas Short US Domestics(g)	BNP	Pay	01/15/2025	USD	5,206,763	0.5	24,415	—	24,415
JPMorgan Long Japan 80% Value	JPM	Receive	06/17/2025	USD	7,672,828	0.8	(60,444)	—	(60,444)
JPMorgan Long Korea 20% Value	JPM	Receive	06/17/2025	USD	3,918,760	0.4	94,639	—	94,639
JPMorgan Short Japan 80% Anti-Value	JPM	Pay	06/17/2025	USD	7,844,655	0.8	97,597	—	97,597

Total							$ (397,322)	$—	$ (397,322)

Value
OTC Swap Agreements, at value (Assets)	$ 8,893,759
OTC Swap Agreements, at value (Liabilities)	$ (2,396,176)

(a)	The significant reference entities underlying the corresponding total return swap as of June 30, 2024, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
MTU Aero Engines AG	107	$25,466	2.70%
Rheinmetall AG	48	22,935	2.43

		48,401

Air Freight & Logistics
InPost SA	1,450	23,860	2.53

Automobiles
Ferrari NV	59	22,283	2.36

Banks
FinecoBank Banca Fineco SpA	1,704	23,725	2.51

Beverages
Davide Campari-Milano NV	2,734	24,129	2.56

Biotechnology
Argenx SE	64	25,965	2.75

Broadline Retail
Prosus NV	658	21,887	2.32

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Capital Markets
Deutsche Boerse AG	134	$25,662	2.72%
Euronext NV	265	22,936	2.43

		48,598

Chemicals
Air Liquide SA	162	26,112	2.77
OCI NV	622	14,171	1.50
Symrise AG	240	27,383	2.90

		67,666

Construction & Engineering
Ferrovial SE	679	24,613	2.61

Electric Utilities
Redeia Corp. SA	1,347	21,990	2.33
Terna - Rete Elettrica Nazionale	2,988	21,570	2.29

		43,560

Electrical Equipment
Schneider Electric SE	106	23,769	2.52

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Entertainment
CTS Eventim AG & Co. KGaA	321	$25,029	2.65%
Universal Music Group NV	889	24,683	2.62

		49,712

Financial Services
Adyen NV	20	22,311	2.36
Edenred SE	579	22,824	2.42
Sofina SA	40	8,535	0.90

		53,670

Food Products
Lotus Bakeries NV	1	10,419	1.10

Health Care Providers & Services
Amplifon SpA	666	22,151	2.35

Hotels, Restaurants & Leisure
Delivery Hero SE	794	17,578	1.86

Independent Power & Renewable Electricity Producers
EDP Renovaveis SA	1,641	21,409	2.27

Industrial REITs
Warehouses De Pauw CVA	118	2,983	0.32

Insurance
Hannover Rueck SE	106	24,988	2.65

Muenchener Rueckversicherungs- Gesellschaft AG	53	24,620	2.61
Sampo OYJ, A Shares	616	24,713	2.62

		74,321

Interactive Media & Services
Scout24 SE	233	16,580	1.76

Life Sciences Tools & Services
Sartorius AG	94	20,511	2.17
Sartorius Stedim Biotech	126	19,261	2.04

		39,772

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Machinery
Rational AG	12	$9,066	0.96%

Office REITs
Gecina SA	207	17,795	1.89

Personal Care Products
Beiersdorf AG	183	25,050	2.65
L’Oreal SA	59	24,206	2.57

		49,256

Professional Services
Wolters Kluwer NV	162	25,004	2.65

Semiconductors & Semiconductor Equipment
ASM International NV	33	23,250	2.46
BE Semiconductor Industries NV	142	22,189	2.35

		45,439

Textiles, Apparel & Luxury Goods
adidas AG	100	22,248	2.36
Hermes International SCA	10	22,459	2.38
Moncler SpA	381	21,727	2.30

		66,434

Transportation Infrastructure
Getlink SE	1,530	23,632	2.50

Total Common Stocks - Long		$ 943,677

(b)	The significant reference entities underlying the corresponding total return swap as of June 30, 2024, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Airbus SE	6	$748	0.08%
MTU Aero Engines AG	115	27,368	2.90
Rheinmetall AG	52	24,649	2.61

		52,765

Air Freight & Logistics
InPost SA	1,507	24,812	2.63

Automobiles
Ferrari NV	57	21,666	2.30

Beverages
Davide Campari-Milano NV	3,501	30,892	3.27
Remy Cointreau SA	145	11,304	1.20

		42,196

Biotechnology
Argenx SE	62	25,246	2.67

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Broadline Retail
Prosus NV	640	$21,282	2.25%

Capital Markets
Deutsche Boerse AG	142	27,192	2.88
Euronext NV	257	22,244	2.36

		49,436

Chemicals
OCI NV	474	10,809	1.15
Symrise AG	247	28,211	2.99

		39,020

Construction & Engineering
Ferrovial SE	730	26,452	2.80

Diversified Telecommunication Services
Infrastrutture Wireless Italiane SpA	2,020	19,696	2.09

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Electric Utilities
EDP - Energias de Portugal
SA	9,757	$34,139	3.62%
Elia Group SA	107	9,380	0.99

		43,519

Electrical Equipment
Siemens Energy AG	1,120	27,233	2.89

Entertainment
Bollore SE	1,054	5,775	0.61
CTS Eventim AG & Co. KGaA	172	13,371	1.42

		19,146

Financial Services
Adyen NV	21	23,641	2.50
Edenred SE	614	24,184	2.56
Eurazeo SE	29	2,181	0.23
Groupe Bruxelles Lambert NV	157	10,444	1.11
Nexi SpA	4,354	24,794	2.63
Sofina SA	31	6,510	0.69

		91,754

Food Products
Lotus Bakeries NV	1	7,947	0.84

Hotels, Restaurants & Leisure
Accor SA	572	21,911	2.32
Delivery Hero SE	772	17,091	1.81

		39,002

Independent Power & Renewable Electricity Producers
EDP Renovaveis SA	1,460	19,057	2.02

Insurance
Hannover Rueck SE	112	26,478	2.81
Sampo OYJ, A Shares	653	26,186	2.77

		52,664

Interactive Media & Services
Scout24 SE	178	12,647	1.34
Life Sciences Tools & Services
Sartorius AG	91	19,943	2.11
Sartorius Stedim Biotech	122	18,728	1.98

		38,671

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Machinery
Rational AG	9	$6,916	0.73%

Media
Vivendi SE	1,398	13,643	1.45

Office REITs
Gecina SA	158	13,574	1.44

Oil, Gas & Consumable Fuels
Galp Energia SGPS SA	1,170	23,081	2.45

Paper & Forest Products
Stora Enso OYJ, R Shares	2,156	27,506	2.91

Personal Care Products
Beiersdorf AG	235	32,072	3.40

Pharmaceuticals
UCB SA	163	22,545	2.39

Professional Services
Automatic Data Processing, Inc.	138	15,713	1.66

Real Estate Management & Development
LEG Immobilien SE	93	7,060	0.75

Semiconductors & Semiconductor Equipment
ASM International NV	32	22,606	2.39
BE Semiconductor Industries NV	138	21,575	2.29

		44,181

Textiles, Apparel & Luxury Goods
adidas AG	97	21,633	2.29
Hermes International SCA	10	21,838	2.31

		43,471

Transportation Infrastructure
Getlink SE	1,291	19,941	2.11

Total Common Stocks - Long		$943,914

(c)	The significant reference entities underlying the corresponding total return swap as of June 30, 2024, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Automobiles
Bayerische Motoren Werke AG	288	$25,468	2.81%
Bayerische Motoren Werke AG	209	17,230	1.90
Mercedes-Benz Group AG	400	25,809	2.84
Stellantis NV	1,292	23,868	2.63
Volkswagen AG	241	25,364	2.79
Volkswagen AG	96	10,796	1.19

		128,535

Banks
ABN AMRO Bank NV	1,400	21,494	2.37

Common Stocks - Long	Shares	Value	Percentage of Basket Value
AIB Group PLC	4,476	$22,091	2.43%
Banco BPM SpA	3,561	21,417	2.36
Banco Santander SA	4,862	21,057	2.32
Bank of Ireland Group PLC	2,213	21,613	2.38
Commerzbank AG	1,500	21,273	2.34
Deutsche Bank AG	1,485	22,138	2.44
Erste Group Bank AG	496	21,944	2.42
UniCredit SpA	621	21,501	2.37

		194,528

Commercial Services & Supplies
DHL Group	562	21,253	2.34

The Notes to Financial Statements are an integral part of this report. Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Communications Equipment
Nokia OYJ	6,209	$22,096	2.43%

Construction & Engineering
Bouygues SA	693	20,763	2.29
Eiffage SA	244	20,931	2.31

		41,694

Construction Materials
Heidelberg Materials AG	274	26,518	2.92

Consumer Staples Distribution & Retail
Carrefour SA	2,034	26,851	2.96
Kesko OYJ, B Shares	1,045	17,134	1.89
Koninklijke Ahold Delhaize NV	1,064	29,352	3.23

		73,337

Diversified REITs
Covivio SA	304	13,495	1.49

Diversified Telecommunication Services
Deutsche Telekom AG	964	22,632	2.49
Telefonica SA	5,250	20,790	2.29

		43,422

Electric Utilities
Enel SpA	3,306	21,472	2.37
Fortum OYJ	1,536	20,969	2.31

		42,441

Food Products
JDE Peet’s NV	537	9,982	1.10

Health Care Providers & Services
Fresenius Medical Care AG	559	19,977	2.20
Fresenius SE & Co. KGaA	727	20,273	2.23

		40,250

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Machinery
Daimler Truck Holding AG	577	$21,460	2.36%

Metals & Mining
ArcelorMittal SA	1,199	25,625	2.82
voestalpine AG	469	11,820	1.30

		37,445

Multi-Utilities
Engie SA	1,591	21,214	2.34

Passenger Airlines
Deutsche Lufthansa AG	3,647	20,824	2.29

Pharmaceuticals
Bayer AG	797	21,015	2.32
Grifols SA	2,350	18,467	2.03

		39,482

Professional Services
Randstad NV	470	19,887	2.19
Teleperformance SE	221	21,719	2.39

		41,606

Retail REITs
Klepierre SA	288	7,196	0.79

Semiconductors & Semiconductor Equipment
STMicroelectronics NV	531	19,586	2.16

Trading Companies & Distributors
Rexel SA	822	19,855	2.19

Wireless Telecommunication Services
Orange SA	2,302	21,537	2.37

Total Common Stocks - Long		$ 907,756

(d)	The significant reference entities underlying the corresponding total return swap as of June 30, 2024, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Automobile Components
Cie Generale des Etablissements Michelin SCA	630	$22,753	2.46%

Automobiles
Bayerische Motoren Werke AG	272	24,041	2.60
Mercedes-Benz Group AG	377	24,363	2.64
Stellantis NV	1,220	22,530	2.44
Volkswagen AG	227	23,942	2.59
Volkswagen AG	75	8,366	0.91

		103,242

Banks
ABN AMRO Bank NV	1,383	21,231	2.30
AIB Group PLC	4,421	21,822	2.36
Banco Bilbao Vizcaya Argentaria SA	2,340	21,884	2.37
Banco Santander SA	4,803	20,799	2.25
Bank of Ireland Group PLC	2,186	21,349	2.31

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Erste Group Bank AG	490	$21,676	2.35%
UniCredit SpA	614	21,239	2.30

		150,000

Building Products
Cie de Saint-Gobain SA	282	20,494	2.22

Capital Markets
Deutsche Bank AG	1,467	21,868	2.37

Communications Equipment
Nokia OYJ	6,134	21,826	2.36

Construction & Engineering
Bouygues SA	684	20,509	2.22
Eiffage SA	241	20,675	2.24
Vinci SA	213	20,928	2.27

		62,112

Construction Materials
Heidelberg Materials AG	220	21,338	2.31

The Notes to Financial Statements are an integral part of this report. Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Consumer Staples Distribution & Retail
Carrefour SA	1,659	$21,896	2.37%
Jeronimo Martins SGPS SA	1,239	22,618	2.45
Kesko OYJ, B Shares	810	13,278	1.44
Koninklijke Ahold Delhaize NV	868	23,935	2.59

		81,727

Containers & Packaging
Smurfit Kappa Group PLC	510	21,218	2.30

Diversified REITs
Covivio SA	236	10,457	1.13

Diversified Telecommunication Services
Deutsche Telekom AG	952	22,355	2.42

Electric Utilities
Enel SpA	3,266	21,210	2.30
Fortum OYJ	1,517	20,713	2.24

		41,923

Energy Equipment & Services
Tenaris SA	1,469	21,074	2.28

Health Care Providers & Services
Fresenius Medical Care AG	552	19,733	2.14
Fresenius SE & Co. KGaA	718	20,026	2.17

		39,759

Insurance
Ageas SA	500	21,339	2.31

IT Services
Capgemini SE	114	21,224	2.30

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Machinery
Daimler Truck Holding AG	570	$21,198	2.30%

Media
Publicis Groupe SA	212	21,030	2.28

Metals & Mining
ArcelorMittal SA	965	20,620	2.23

Multi-Utilities
Engie SA	1,571	20,955	2.27

Pharmaceuticals
Bayer AG	787	20,758	2.25
Sanofi SA	244	21,916	2.37

		42,674

Professional Services
Randstad NV	464	19,644	2.13
Teleperformance SE	218	21,454	2.32

		41,098

Retail REITs
Klepierre SA	399	9,964	1.08

Trading Companies & Distributors
Rexel SA	812	19,613	2.12

Wireless Telecommunication Services
Orange SA	2,274	21,274	2.30

Total Common Stocks - Long		$ 923,135

(e)	The significant reference entities underlying the corresponding total return swap as of June 30, 2024, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Indra Sistemas SA	958	$18,492	1.76%
Rheinmetall AG	150	71,180	6.79

		89,672

Air Freight & Logistics
Fraport AG Frankfurt Airport	313	15,092	1.44

Building Products
Cie de Saint-Gobain SA	1,181	85,732	8.18
Kingspan Group PLC	577	45,909	4.38

		131,641

Construction & Engineering
Bouygues SA	957	28,681	2.74
Eiffage SA	356	30,559	2.92
Vinci SA	1,089	107,147	10.22

		166,387

Containers & Packaging
Smurfit Kappa Group PLC	1,090	45,350	4.33

Distributors
D’ieteren Group	134	26,576	2.54

Health Care Providers & Services
Basic Fit NV	326	6,551	0.63

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Hotels, Restaurants & Leisure
La Francaise des Jeux SAEM	504	$16,024	1.53%

Interactive Media & Services
Scout24 SE	461	32,858	3.13

IT Services
Bechtle AG	477	20,967	2.00
Capgemini SE	406	75,322	7.19
Exclusive Networks SA	89	1,686	0.16

		97,975

Machinery
Iveco Group NV	2,828	29,613	2.83

Media
ProSiebenSat.1 Media SE	1,885	12,467	1.19
Vivendi SE	3,420	33,362	3.18

		45,829

Paper & Forest Products
Stora Enso OYJ, R Shares	2,879	36,728	3.50

Passenger Airlines
Deutsche Lufthansa AG	3,894	22,233	2.12

The Notes to Financial Statements are an integral part of this report. Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Professional Services
Automatic Data Processing, Inc.	249	$28,297	2.70%
Randstad NV	627	26,545	2.53

		54,842

Specialty Retail
Industria de Diseno Textil SA	2,512	116,438	11.11
Zalando SE	1,570	34,362	3.28

		150,800

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Transportation Infrastructure
Aena SME SA	263	$49,354	4.71%
Getlink SE	1,986	30,683	2.93

		80,037

Total Common Stocks - Long		$1,048,208

(f)	The significant reference entities underlying the corresponding total return swap as of June 30, 2024, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Automobile Components
Astra International TBK	26,231	$7,153	0.70%

Automobiles
Hyundai Mobis	57	10,439	1.02
Kia Corp.	229	21,477	2.09
Koç Holding AS	970	6,715	0.65

		38,631

Banks
Akbank T.A.Ş.	4,919	9,622	0.94
Alpha Bank	3,793	6,192	0.60
Bank Pekao SA	304	12,697	1.24
Commercial Bank of Qatar	5,285	6,227	0.61
Dubai Islamic Bank	5,947	9,294	0.91
Emirates NBD Bank	2,649	11,901	1.16
NBS Group Ltd.	721	10,145	0.99
OTP Bank	366	18,208	1.77
Shinhan Financial Group Co. Ltd.	728	25,410	2.48

		109,696

Beverages
Arca Continental S.A.B. de C.V.	802	7,888	0.77

Commercial Services & Supplies
GlobalWafers Co. Ltd.	715	11,885	1.16

Communications Equipment
Liteone Technology	4,785	15,634	1.52

Construction & Engineering
Samsung C&T Corp.	118	12,139	1.18

Consumer Staples Distribution & Retail
Companhia Energética de Minas Gerais	3,584	6,364	0.62

Distributors
Ambev SA	7,346	15,051	1.47
Bidvest Group Ltd.	374	5,841	0.57

		20,892

Diversified Telecommunication Services
Telefônica Brasil SA	754	6,140	0.60

Electric Utilities
Pegatron Corp.	5,369	17,295	1.69

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Electronic Equipment, Instruments & Components
Hon Hai Precision Industry Co. Ltd.	32,361	$213,483	20.81%

Financial Services
Absa Group Ltd.	1,395	12,122	1.18
Banco do Brasil	2,888	13,850	1.35
Bancolombia SA	787	6,451	0.63
Eurobank Group	4,360	9,443	0.92
Hana Finanacial Group	498	21,905	2.14
Itaúsa SA	9,035	15,932	1.55
National Bank of Greece	1,295	10,804	1.05
Turkiye Is Bankasi AS, Class C	14,091	6,820	0.66
Woori Financial Group	1,007	10,730	1.05

		108,057

Insurance
Db Insurance Co. Ltd.	85	7,064	0.69

IT Services
Micro-Star International Co. Ltd.	1,764	9,677	0.94
Samsung SDS Co. Ltd.	100	10,794	1.05

		20,471

Metals & Mining
CEMEX S.A.B. de C.V.,	15,551	9,977	0.97
Vale SA	3,488	38,966	3.80

		48,943

Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA	4,041	29,303	2.86

Paper & Forest Products
Suzano SA	835	8,551	0.83

Passenger Airlines
Turk Hava Yollari	722	6,808	0.66

Pharmaceuticals
Gedeon Richter PLC	276	7,181	0.70

Real Estate Management & Development
Emaar Properties PJSC	3,523	7,864	0.77

Semiconductors & Semiconductor Equipment
Advanced Semiconductor Engineering, Inc.	7,963	41,364	4.03
Zhen Ding Tech. Group	1,799	7,182	0.70

		48,546

The Notes to Financial Statements are an integral part of this report. Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Technology Hardware, Storage & Peripherals
Compal Electronics, Inc.	10,892	$11,651	1.14%
Largan Precision Co. Ltd.	291	24,628	2.40
LG Elecronics, Inc.	101	8,114	0.79
LG Innotek Co., Ltd.	39	7,673	0.75
Samsung Electronics Co. Ltd.	152	17,445	1.70

		69,511

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Wireless Telecommunication Services
PT Telekomunikasi Indonesia TBK	91,692	$17,550	1.71%

Total Common Stocks - Long		$847,049

(g)	The significant reference entities underlying the corresponding total return swap as of June 30, 2024, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Automobile Components
AutoZone, Inc.	5	$13,437	1.31%

Beverages
Starbucks Corp.	292	22,733	2.22

Building Products
Martin Marietta Materials, Inc.	16	8,454	0.82
NVR, Inc.	1	6,159	0.60
Trane Technologies PLC	57	18,731	1.83

		33,344

Commercial Services & Supplies
Tractor Supply Co.	28	7,609	0.74

Construction & Engineering
D.R. Horton, Inc.	76	10,672	1.04

Consumer Finance
Copart, Inc.	215	11,640	1.13

Consumer Staples Distribution & Retail
Cintas Corp.	23	16,106	1.57
Home Depot, Inc.	247	84,911	8.28
Lowe’s Companies, Inc	144	31,739	3.09
O’Reilly Automotive, Inc.	15	15,901	1.55
Sherwin-Williams	62	18,504	1.80
TJX Companies, Inc.	286	31,464	3.07
Vulcan Materials	33	8,249	0.80

		206,874

Containers & Packaging
Waste Connections, Inc.	65	11,327	1.10

Distributors
Fastenal CO	143	8,967	0.87

Diversified Consumer Services
Equifax, Inc.	31	7,527	0.73

Diversified Telecommunication Services
Comcast Corp., Class A	1,047	40,983	4.00
Roper Technologies, Inc.	27	15,201	1.48

		56,184

Electronic Equipment, Instruments & Components
Quanta Services	37	9,359	0.91
W. W. Grainger, Inc.	11	10,209	1.00

		19,568

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Energy Equipment & Services
Republic Services, Inc.	56	$10,883	1.06%

Food Products
DoorDash, Inc., Class A	61	6,594	0.64

Ground Transportation
CSX Corp.	507	16,968	1.65
FedEx Corp.	60	17,934	1.75
Norfolk Southern Corp.	58	12,384	1.21
Union Pacific Railroad	155	35,126	3.42

		82,412

Health Care Providers & Services
Waste Management, Inc.	102	21,791	2.12

Hotels, Restaurants & Leisure
Hilton	66	14,347	1.40
Marriott International, Class A	64	15,567	1.52

		29,914

IT Services
Cognizant Technology Solutions, Class A	128	8,715	0.85
CrowdStrike Holdings, Inc., Class A	53	20,246	1.97
Datadog, Inc., Class A	64	8,309	0.81

		37,270

Machinery
United Rentals	17	11,178	1.09

Media
Charter Communication, Inc., Class A	25	7,577	0.74
Walt Disney	475	47,153	4.60

		54,730

Professional Services
Automatic Data Processing, Inc.	105	25,059	2.44

Real Estate Management & Development
Lennar Corp., Class A	61	9,188	0.90

Software
Arista Networks, Inc	66	23,065	2.25
CDW Corp.	34	7,521	0.73
Pinterest, Inc., Class A	146	6,420	0.63
Snowflake, Inc., Class A	70	9,513	0.93
Workday, Inc., Class A	52	11,550	1.13

		58,069

The Notes to Financial Statements are an integral part of this report. Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Technology Hardware, Storage & Peripherals
FICO	6	$8,931	0.87%
Verisk Analytics, Inc.	36	9,794	0.95

		18,725

Textiles, Apparel & Luxury Goods
Lululemon Athletica, Inc.	30	8,824	0.86
Ross Stores, Inc.	85	12,400	1.21

		21,224

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Trading Companies & Distributors
United Parcel Service, Inc., Class B	182	$24,874	2.42%

Transportation Infrastructure
Old Dominion Freight Line	50	8,853	0.86

Total Common Stocks - Long		$830,646

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	191	09/30/2024	$20,216,139	$20,356,422	$ 140,283	$—
10-Year Korea Government Bonds	68	09/13/2024	5,639,687	5,662,303	22,616	—
10-Year U.S. Treasury Ultra Notes	102	09/19/2024	11,483,517	11,580,188	96,671	—
30-Year U.S. Treasury Bonds	47	09/19/2024	5,446,450	5,560,688	114,238	—
Brent Crude Oil(J)	38	07/31/2024	3,207,330	3,230,000	22,670	—
EURO-BUXL	4	09/06/2024	544,048	557,922	13,874	—
German Euro Schatz	158	09/06/2024	17,807,036	17,885,515	78,479	—
IFSC NIFTY 50 Index	102	07/25/2024	4,841,897	4,924,458	82,561	—
U.K. Gilt	4	09/26/2024	490,627	493,353	2,726	—

Total					$ 574,118	$—

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Australia Treasury Bonds	(23)	09/16/2024	$(1,741,288)	$(1,742,522)	$ —	$ (1,234)
10-Year Japan Government Bonds	(52)	09/12/2024	(46,204,009)	(46,172,664)	31,345	—
10-Year U.S. Treasury Notes	(333)	09/19/2024	(36,295,631)	(36,624,797)	—	(329,166)
EURO STOXX 50® Index	(169)	09/20/2024	(8,947,696)	(8,915,598)	32,098	—
Euro-BTP Italy Government Bonds	(69)	09/06/2024	(8,639,719)	(8,519,422)	120,297	—
FTSE 100 Index	(7)	09/20/2024	(725,190)	(726,655)	—	(1,465)
German Euro BOBL	(8)	09/06/2024	(988,777)	(997,612)	—	(8,835)
German Euro Bund	(125)	09/06/2024	(17,410,817)	(17,619,813)	—	(208,996)
Gold 100 oz(J)	(33)	08/28/2024	(7,817,264)	(7,720,680)	96,584	—
HSCEI Index	(186)	07/30/2024	(7,595,790)	(7,461,151)	134,639	—
KOSPI 200 Index	(58)	09/12/2024	(3,893,117)	(4,069,797)	—	(176,680)
MSCI Emerging Markets Index	(130)	09/20/2024	(7,128,505)	(7,073,300)	55,205	—
Nikkei 225 Index	(8)	09/12/2024	(983,324)	(989,247)	—	(5,923)
S&P 500® E-Mini Index	(68)	09/20/2024	(18,783,269)	(18,773,100)	10,169	—
S&P/TSX 60 Index	(1)	09/19/2024	(190,144)	(191,587)	—	(1,443)
U.S. Treasury Ultra Bonds	(29)	09/19/2024	(3,543,833)	(3,634,969)	—	(91,136)

Total					$ 480,337	$ (824,878)

Total Futures Contracts					$ 1,054,455	$ (824,878)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	07/24/2024	USD	585,188	MYR	2,790,000	$—	$(7,196)
BCLY	07/24/2024	PLN	50,750	USD	12,522	81	—
BCLY	07/24/2024	SEK	10,611,954	USD	974,123	28,325	—
BCLY	07/24/2024	SGD	28,875	USD	21,282	37	—
BCLY	09/19/2024	USD	299,696	AUD	449,320	—	(669)

The Notes to Financial Statements are an integral part of this report. Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	09/19/2024	USD	319,899	GBP	251,633	$1,620	$—
BCLY	09/19/2024	USD	136,261	HKD	1,061,299	50	—
BCLY	09/19/2024	USD	33,597	SGD	45,202	136	—
BCLY	09/19/2024	EUR	1,366,421	USD	1,471,044	—	(1,977)
BCLY	09/19/2024	ILS	130,894	USD	35,316	—	(537)
BCLY	04/06/2026	USD	490,547	TRY	26,202,556	21,013	—
BCLY	04/06/2026	TRY	210,424,930	USD	3,626,140	144,549	—
BNP	07/24/2024	USD	509,457	AUD	787,392	—	(16,163)
BNP	07/24/2024	USD	167,699	EUR	153,874	2,716	—
BNP	07/24/2024	USD	378,729	HUF	139,656,301	416	—
BNP	07/24/2024	USD	1,641,960	IDR	26,753,765,347	8,723	—
BNP	07/24/2024	USD	258,744	THB	9,493,668	—	(469)
BNP	07/24/2024	CHF	2,359,268	USD	2,620,623	13,120	—
BNP	07/24/2024	EUR	2,184,250	USD	2,341,098	845	—
BNP	07/24/2024	HUF	213,086,621	USD	577,465	—	(238)
BNP	07/24/2024	IDR	30,874,488,000	USD	1,870,898	13,896	—
BNP	07/24/2024	JPY	1,283,500	USD	8,028	—	(21)
BNP	07/24/2024	PEN	1,940,000	USD	525,375	—	(20,630)
BNP	09/17/2024	CLP	185,762,384	USD	202,069	—	(4,773)
BNP	09/19/2024	USD	10,158,861	BRL	55,516,651	317,103	—
BNP	09/19/2024	USD	711,599	CHF	622,690	11,759	—
BNP	09/19/2024	USD	648,946	GBP	510,544	3,183	—
BNP	09/19/2024	USD	227,964	HKD	1,775,498	88	—
BNP	09/19/2024	USD	20,705	IDR	337,333,091	132	—
BNP	09/19/2024	BRL	2,319,722	USD	411,663	—	(433)
BNP	09/19/2024	COP	437,501,613	USD	105,068	—	(987)
BNP	09/19/2024	CZK	2,606,976	USD	112,886	—	(1,235)
BNP	09/19/2024	EUR	297,677	USD	320,924	—	(885)
BNP	09/19/2024	EUR	587,487	USD	631,067	553	—
BNP	09/19/2024	INR	402,675,786	USD	4,807,495	9,307	—
BNY	09/19/2024	USD	287,193	AUD	430,852	—	(827)
BOA	07/24/2024	USD	1,237,170	CAD	1,694,956	—	(2,491)
BOA	09/19/2024	USD	265,575	PLN	1,074,080	—	(976)
CITI	07/24/2024	NOK	2,802,623	USD	257,189	5,471	—
GSI	07/24/2024	JPY	4,111,940,483	USD	26,942,909	—	(1,289,205)
GSI	07/24/2024	MXN	7,228,687	USD	419,665	—	(26,034)
GSI	07/24/2024	PLN	1,805,988	USD	448,086	420	—
GSI	09/19/2024	USD	8,215	DKK	56,765	25	—
GSI	09/19/2024	USD	326,993	GBP	258,525	—	(2)
GSI	09/19/2024	USD	200,450	JPY	31,198,805	4,138	—
GSI	09/19/2024	USD	14,002	MYR	65,580	28	—
GSI	09/19/2024	USD	12,090	NOK	127,815	95	—
GSI	09/19/2024	USD	8,899,196	TWD	286,109,156	2,186	—
GSI	09/19/2024	JPY	119,553,559	USD	766,546	—	(14,281)
GSI	09/19/2024	SEK	516,179	USD	49,649	—	(747)
GSI	12/23/2024	USD	4,502,442	TRY	190,543,352	—	(351,909)
GSI	12/23/2024	TRY	190,543,352	USD	4,869,495	—	(15,144)
GSI	04/06/2026	TRY	228,025,317	USD	3,962,212	123,866	—
GSI	04/06/2026	TRY	439,515,449	USD	7,979,033	—	(103,178)
JPM	07/24/2024	USD	343,169	EUR	320,000	67	—
JPM	07/24/2024	USD	3,829,131	GBP	3,075,137	—	(58,713)
JPM	07/24/2024	USD	666,526	JPY	106,920,000	—	(530)
JPM	07/24/2024	CAD	755,640	USD	551,949	713	—
JPM	07/24/2024	CNY	17,867,000	USD	2,504,837	—	(39,591)
JPM	07/24/2024	DKK	2,937,717	USD	423,348	—	(904)
JPM	07/24/2024	GBP	136,555	USD	170,241	2,403	—
JPM	07/24/2024	RON	1,821,720	USD	391,297	565	—

The Notes to Financial Statements are an integral part of this report.		Semi-Annual Financial Statements 2024
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPM	07/24/2024	SEK	5,740,824	USD	533,005	$9,296	$—
JPM	07/24/2024	SGD	457,617	USD	337,568	306	—
JPM	07/24/2024	THB	1,442,237	USD	39,128	250	—
JPM	09/19/2024	USD	352,622	AUD	528,831	—	(895)
JPM	09/19/2024	USD	1,222,429	CAD	1,673,761	—	(3,379)
JPM	09/19/2024	USD	115,741	CHF	101,281	1,912	—
JPM	09/19/2024	USD	1,882,453	CNH	13,594,637	8,710	—
JPM	09/19/2024	USD	252,830	DKK	1,747,128	762	—
JPM	09/19/2024	USD	1,242,472	GBP	977,122	6,558	—
JPM	09/19/2024	USD	64,000	HKD	498,457	25	—
JPM	09/19/2024	USD	519,389	JPY	80,849,250	10,663	—
JPM	09/19/2024	USD	160,918	NZD	262,043	1,309	—
JPM	09/19/2024	USD	553,036	SGD	744,101	2,201	—
JPM	09/19/2024	ILS	133,729	USD	36,087	—	(555)
SCB	09/19/2024	USD	244,875	HKD	1,907,276	87	—
SSB	09/19/2024	USD	93,261	HUF	34,446,259	126	—
SSB	09/19/2024	EUR	312,628	USD	336,050	63	—
UBS	07/24/2024	USD	1,782,772	CNY	12,660,000	35,976	—
UBS	07/24/2024	USD	333,426	COP	1,326,670,000	15,264	—
UBS	07/24/2024	USD	10,051,861	EUR	9,361,214	14,813	—
UBS	07/24/2024	USD	4,365,643	JPY	674,372,462	158,346	—
UBS	07/24/2024	AUD	105,525	USD	69,060	1,383	—
UBS	07/24/2024	CAD	65,025	USD	47,585	—	(27)
UBS	07/24/2024	CNY	11,410,000	USD	1,605,572	—	(31,248)
UBS	07/24/2024	KRW	6,093,274,834	USD	4,440,968	—	(8,269)
UBS	07/24/2024	MXN	1,031,334	USD	57,913	—	(1,753)
UBS	07/24/2024	NZD	577,741	USD	342,783	9,121	—
UBS	09/19/2024	USD	139,348	AUD	208,900	—	(299)
UBS	09/19/2024	USD	113,012	CAD	154,722	—	(301)
UBS	09/19/2024	USD	24,745,190	CNY	176,383,195	244,279	—
UBS	09/19/2024	USD	33,914	HKD	264,154	11	—
UBS	09/19/2024	USD	3,563,940	JPY	554,737,932	73,372	—
UBS	09/19/2024	USD	5,265,823	KRW	7,196,379,511	13,682	—
UBS	09/19/2024	USD	634,022	MXN	11,870,308	—	(6,722)
UBS	09/19/2024	USD	276,266	NOK	2,920,252	2,211	—
UBS	09/19/2024	USD	135,353	SGD	182,121	535	—
UBS	09/19/2024	USD	10,995	THB	400,830	1	—
UBS	09/19/2024	CAD	575,453	USD	421,320	123	—
UBS	09/19/2024	EUR	3,672,817	USD	3,949,788	—	(1,067)
UBS	09/19/2024	ILS	1,429,491	USD	385,787	—	(5,973)
UBS	09/19/2024	JPY	59,922,386	USD	377,896	—	(847)
UBS	09/19/2024	TRY	648,046	USD	18,105	78	—
UBS	09/19/2024	USD	126,084	ZAR	2,290,700	946	—

Total						$1,330,038	$(2,022,080)

The Notes to Financial Statements are an integral part of this report.		Semi-Annual Financial Statements 2024
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (U)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (V)	Value
ASSETS
Investments
Common Stocks	$157,531,152	$120,737,903	$287,522	$278,556,577
Foreign Government Obligations	—	256,265,625	—	256,265,625
Corporate Debt Securities	—	109,578,077	431,081	110,009,158
U.S. Government Obligations	—	74,136,507	—	74,136,507
U.S. Government Agency Obligations	—	47,831,460	—	47,831,460
Mortgage-Backed Securities	—	24,133,751	—	24,133,751
Asset-Backed Securities	—	2,461,710	—	2,461,710
Municipal Government Obligation	—	587,297	—	587,297
Preferred Stocks	—	519,665	—	519,665
Convertible Bonds	—	4,780	—	4,780
Warrant	—	—	0	0
Rights	—	0	—	0
Short-Term U.S. Government Obligations	—	13,749,585	—	13,749,585
Other Investment Company	5,525,381	—	—	5,525,381
Repurchase Agreement	—	185,049,588	—	185,049,588

Total Investments	$163,056,533	$835,055,948	$718,603	$998,831,084

Other Financial Instruments
Centrally Cleared Swap Agreements	$—	$275,620	$—	$275,620
Over-the-Counter Swap Agreements	—	8,893,759	—	8,893,759
Futures Contracts (W)	1,054,455	—	—	1,054,455
Forward Foreign Currency Contracts (W)	—	1,330,038	—	1,330,038

Total Other Financial Instruments	$1,054,455	$10,499,417	$—	$11,553,872

LIABILITIES
Other Financial Instruments
Centrally Cleared Swap Agreements	$—	$(224,638)	$—	$(224,638)
Over-the-Counter Swap Agreements	—	(2,396,176)	—	(2,396,176)
Futures Contracts (W)	(824,878)	—	—	(824,878)
Forward Foreign Currency Contracts (W)	—	(2,022,080)	—	(2,022,080)

Total Other Financial Instruments	$(824,878)	$(4,642,894)	$—	$(5,467,772)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of the securities on loan is $7,081,046, collateralized by cash collateral of $5,525,381 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,961,083. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Security is Level 3 of the fair value hierarchy.
(D)	Fair valued as determined in good faith in accordance with TAM’s procedures. At June 30, 2024, the total value of the securities is $762,459, representing 0.1% of the Portfolio’s net assets.
(E)	Restricted security. At June 30, 2024, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Quintis Australia Pty. Ltd.	10/25/2018	$1,059,498	$1	0.0	%(F)

(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)

Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the total value of 144A securities is $45,562,775, representing 4.6% of the Portfolio’s net assets.

(H)	Security deemed worthless.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(I)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2024, the total value of the Regulation S securities is $120,008,094, representing 12.0% of the Portfolio’s net assets.

(J)	All or a portion of investments is owned by Transamerica Cayman Morgan Stanley Global Allocation Ltd., a wholly-owned subsidiary of the Portfolio.
(K)

When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(L)

Floating or variable rate security. The rate disclosed is as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(M)

Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(N)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of June 30, 2024; the maturity date disclosed is the ultimate maturity date.
(O)	Perpetual maturity. The date displayed is the next call date.
(P)	Rate disclosed reflects the yield at June 30, 2024.
(Q)

Security in default; no interest payments received and/or dividends declared during the last 12 months. At June 30, 2024, the value of this security is $4,780, representing 0.0% of the Portfolio’s net assets.

(R)	Rounds to less than $1 or $(1).
(S)	All or a portion of the security has been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of the securities is $5,889,356.
(T)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(U)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(V)	Level 3 securities were not considered significant to the Portfolio.
(W)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION(S):

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNH	Chinese Yuan Renminbi (offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexico Peso
MYR	Malaysia Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Poland Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

CURRENCY ABBREVIATION(S) (continued):

TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South Africa Rand

COUNTERPARTY ABBREVIATION(S):

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BNY	Bank of New York
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATION(S):

ADR	American Depositary Receipt
BOBL	Bundesobligationen (German Federal Government Securities)
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
CDI	CHESS Depositary Interests
CLO	Collateralized Loan Obligation
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
KOSPI	Korean Composite Stock Price Index
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STOXX	Deutsche Börse Group & SIX Group Index
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:

Investments, at value (cost $802,033,754) (including securities loaned of $7,081,046)	$813,781,496
Repurchase agreement, at value (cost $185,049,588)	185,049,588
Cash collateral pledged at broker for:
Prime broker securities	2,923,418
Centrally cleared swap agreements	2,832,000
OTC derivatives (A)	1,462,183
Futures contracts	4,747,714
OTC swap agreements, at value (premium paid $0)	8,893,759
Foreign currency, at value (cost $13,875,737)	13,106,048
Receivables and other assets:
Investments sold	2,958,048
Net income from securities lending	4,010
Shares of beneficial interest sold	4,945
Dividends	245,179
Interest	4,323,454
Tax reclaims	664,317
Variation margin receivable on centrally cleared swap agreements	118,623
Unrealized appreciation on forward foreign currency contracts	1,330,038
Prepaid expenses	4,016

Total assets	1,042,448,836

Liabilities:

Cash collateral received upon return of:
Securities on loan	5,525,381
Cash collateral at broker for:
Centrally cleared swap agreements	7,241,018
OTC derivatives (A)	200,000
OTC swap agreements, at value (premium received $0)	2,396,176
Payables and other liabilities:
Investments purchased	1,769
When-issued, delayed-delivery, forward and TBA commitments purchased	21,413,175
Shares of beneficial interest redeemed	540,364
Due to custodian	2,588,914
Investment management fees	501,057
Distribution and service fees	151,044
Transfer agent costs	1,077
Trustee and CCO fees	3,133
Audit and tax fees	36,233
Custody fees	195,635
Legal fees	23,503
Printing and shareholder reports fees	39,316
Other accrued expenses	28,730
Variation margin payable on futures contracts	1,078,666
Unrealized depreciation on forward foreign currency contracts	2,022,080

Total liabilities	43,987,271

Net assets	$998,461,565

Net assets consist of:

Capital stock ($0.01 par value)	$964,542
Additional paid-in capital	938,571,072
Total distributable earnings (accumulated losses)	58,925,951

Net assets	$998,461,565

Net assets by class:

Initial Class	$213,371,767
Service Class	785,089,798

Shares outstanding:

Initial Class	37,188,033
Service Class	59,266,134

Net asset value and offering price per share:

Initial Class	$5.74
Service Class	13.25

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:

Dividend income	$5,006,574
Interest income	10,882,641
Net income from securities lending	51,924
Withholding taxes on foreign income	(472,000)

Total investment income	15,469,139

Expenses:

Investment management fees	3,253,645
Distribution and service fees:
Service Class	982,089
Transfer agent costs	5,784
Trustee and CCO fees	23,497
Audit and tax fees	32,619
Custody fees	224,759
Legal fees	91,661
Printing and shareholder reports fees	37,321
Filing fees	15,457
Interest expense	391,173

Other	280,358

Total expenses	5,338,363

Net investment income (loss)	10,130,776

Net realized gain (loss) on:

Investments	4,788,763	(A)
Swap agreements	38,773,885
Futures contracts	(3,841,689)
Forward foreign currency contracts	355,484
Foreign currency transactions	(110,805)

Net realized gain (loss)	39,965,638

Net change in unrealized appreciation (depreciation) on:

Investments	998,766	(B)
Swap agreements	(12,461,962)
Futures contracts	1,425,717
Forward foreign currency contracts	(179,750)
Translation of assets and liabilities denominated in foreign currencies	788,442

Net change in unrealized appreciation (depreciation)	(9,428,787)

Net realized and change in unrealized gain (loss)	30,536,851

Net increase (decrease) in net assets resulting from operations	$40,667,627

(A)	Includes net of realized foreign capital gains tax of $260.
(B)	Includes net change in foreign capital gains tax of $3,067.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$10,130,776	$18,816,507
Net realized gain (loss)	39,965,638	1,861,268
Net change in unrealized appreciation (depreciation)	(9,428,787)	113,943,496

Net increase (decrease) in net assets resulting from operations	40,667,627	134,621,271

Dividends and/or distributions to shareholders:
Initial Class	—	(17,229,740)

Service Class	—	(30,009,121)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(47,238,861)

Capital share transactions:
Proceeds from shares sold:
Initial Class	130,990	3,666,953

Service Class	1,711,639	2,611,147

	1,842,629	6,278,100
Dividends and/or distributions reinvested:
Initial Class	—	17,229,740

Service Class	—	30,009,121

	—	47,238,861
Cost of shares redeemed:
Initial Class	(16,920,464)	(20,687,584)

Service Class	(71,388,824)	(135,730,358)

	(88,309,288)	(156,417,942)

Net increase (decrease) in net assets resulting from capital share transactions	(86,466,659)	(102,900,981)

Net increase (decrease) in net assets	(45,799,032)	(15,518,571)

Net assets:
Beginning of period/year	1,044,260,597	1,059,779,168
End of period/year	$998,461,565	$1,044,260,597

Capital share transactions - shares:
Shares issued:
Initial Class	23,564	658,250

Service Class	132,767	214,970

	156,331	873,220
Shares reinvested:
Initial Class	—	3,319,796

Service Class	—	2,498,678

	—	5,818,474
Shares redeemed:
Initial Class	(3,034,263)	(3,816,248)

Service Class	(5,535,908)	(11,210,299)

	(8,570,171)	(15,026,547)

Net increase (decrease) in shares outstanding:
Initial Class	(3,010,699)	161,798

Service Class	(5,403,141)	(8,496,651)

	(8,413,840)	(8,334,853)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class

	June 30, 2024 (unaudited)		December 31, 2023		December 31, 2022	December 31, 2021		December 31, 2020		December 31, 2019

Net asset value, beginning of period/year	$5.50		$5.25		$9.14	$9.92		$9.08		$8.41

Investment operations:
Net investment income (loss)(A)	0.06		0.11		0.06	0.08		0.06		0.14
Net realized and unrealized gain (loss)	0.18		0.59		(1.60)	0.73		1.56		1.33

Total investment operations	0.24		0.70		(1.54)	0.81		1.62		1.47

Dividends and/or distributions to shareholders:
Net investment income	—		—		(0.06)	(0.13)		(0.19)		(0.18)
Net realized gains	—		(0.45)		(2.29)	(1.46)		(0.59)		(0.62)

Total dividends and/or distributions to shareholders	—		(0.45)		(2.35)	(1.59)		(0.78)		(0.80)

Net asset value, end of period/year	$5.74		$5.50		$5.25	$9.14		$9.92		$9.08

Total return	4.36	%(B)	13.89%		(17.51)%	8.42%		18.59%		18.20%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$213,372		$221,294		$210,172	$299,521		$294,447		$476,636
Expenses to average net assets
Excluding dividend and interest expenses related to short sales, interest, taxes, brokerage commissions and extraordinary expenses	0.79	%(C)	0.78%		0.79%	0.73%		0.75%		0.76	%(D)
Including dividend and interest expenses related to short sales, interest, taxes, brokerage commissions and extraordinary expenses	0.87	%(C)(E)	0.98	%(E)	0.89%	0.84	%(D)	0.83	%(D)	0.76	%(D)(F)
Net investment income (loss) to average net assets	2.23	%(C)	1.99%		0.86%	0.82%		0.62%		1.55%
Portfolio turnover rate	31	%(B)	82%		51%	65%		151%		190%

(A)	Calculated based on average number of shares outstanding.

(B)	Not annualized.

(C)	Annualized.

(D)	Does not include expenses of the underlying investments in which the Portfolio invests.

(E)	Includes extraordinary expenses outside the operating expense limit.

(F)	Dividends and interest from securities sold short rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023		December 31, 2022	December 31, 2021		December 31, 2020		December 31, 2019

Net asset value, beginning of period/year	$12.73		$11.61		$16.84	$17.04		$15.06		$13.47

Investment operations:
Net investment income (loss)(A)	0.13		0.21		0.09	0.08		0.05		0.19
Net realized and unrealized gain (loss)	0.39		1.36		(3.02)	1.27		2.67		2.16

Total investment operations	0.52		1.57		(2.93)	1.35		2.72		2.35

Dividends and/or distributions to shareholders:
Net investment income	—		—		(0.01)	(0.09)		(0.15)		(0.14)
Net realized gains	—		(0.45)		(2.29)	(1.46)		(0.59)		(0.62)

Total dividends and/or distributions to shareholders	—		(0.45)		(2.30)	(1.55)		(0.74)		(0.76)

Net asset value, end of period/year	$13.25		$12.73		$11.61	$16.84		$17.04		$15.06

Total return	4.08	%(B)	13.69%		(17.76)%	8.18%		18.34%		17.85%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$785,090		$822,967		$849,607	$1,181,323		$1,254,989		$1,205,764
Expenses to average net assets
Excluding dividend and interest expenses related to short sales, interest, taxes, brokerage commissions and extraordinary expenses	1.04	%(C)	1.03%		1.00%	0.97%		0.99%		1.01	%(D)
Including dividend and interest expenses related to short sales, interest, taxes, brokerage commissions and extraordinary expenses	1.12	%(C)(E)	1.23	%(E)	1.10%	1.08	%(D)	1.09	%(D)	1.01	%(D)(F)
Net investment income (loss) to average net assets	1.98	%(C)	1.74%		0.62%	0.48%		0.30%		1.31%
Portfolio turnover rate	31	%(B)	82%		51%	65%		151%		190%

(A)	Calculated based on average number of shares outstanding.

(B)	Not annualized.

(C)	Annualized.

(D)	Does not include expenses of the underlying investments in which the Portfolio invests.

(E)	Includes extraordinary expenses outside the operating expense limit.

(F)	Dividends and interest from securities sold short rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Global Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

Transamerica Cayman Morgan Stanley Global Allocation, Ltd. is a wholly-owned subsidiary which acts as an investment vehicle for the Portfolio. Please reference the Basis for Consolidation section of the Notes to Financial Statements for more information. The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Consolidated Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Consolidated Statement of Assets and Liabilities.

2. BASIS FOR CONSOLIDATION

Transamerica Cayman Morgan Stanley Global Allocation, Ltd. (the “Subsidiary”) is organized under the laws of the Cayman Islands and is a wholly-owned subsidiary which acts as an investment vehicle for the Portfolio. The principal purpose of investment in the Subsidiary is to allow the Portfolio noted above to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies.

At June 30, 2024, the net assets of the Subsidiary as a percentage of the Portfolio’s net assets is as follows:

Subsidiary Net Assets	Percentage of Net Assets
$ 133,676,005	13.39%

3. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s consolidated financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Consolidated Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Consolidated Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Consolidated Statement of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2024 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

4. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Consolidated Schedule of Investments.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. INVESTMENT VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists,

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. INVESTMENT VALUATION (continued)

offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2024, if any, are identified within the Consolidated Schedule of Investments.

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2024, if any, are identified within the Consolidated Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2024, if any, are included within the Consolidated Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Consolidated Statement of Operations, with a corresponding adjustment to Investments, at cost within the Consolidated Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. SECURITIES AND OTHER INVESTMENTS (continued)

disclosed within the Consolidated Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2024, if any, are identified within the Consolidated Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Consolidated Statement of Assets and Liabilities.

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Consolidated Schedule of Investments, and as part of Repurchase agreements, at value within the Consolidated Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Consolidated Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Consolidated Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$ 1,873,710	$—	$—	$—	$1,873,710
Corporate Debt Securities	2,318,479	—	—	—	2,318,479
Short-Term U.S. Government Obligations	1,333,192	—	—	—	1,333,192
Total Securities Lending Transactions	$ 5,525,381	$—	$—	$—	$5,525,381
Total Borrowings	$ 5,525,381	$—	$—	$—	$5,525,381

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Consolidated Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Consolidated Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Consolidated Statement of Operations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolio is subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement, including CFDs, in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Equity basket total return swap agreements: The Portfolio may enter into equity basket total return swap agreements to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreements, the swaps are designed to function as a portfolio of direct investments in long and/or short equity or fixed income positions. An equity basket total return swap is an agreement between two parties to exchange, for a specified period and based on the notional amount, the total return on an underlying basket of equity securities for typically fixed or floating interest payments. Equity basket total return swap agreements typically reset on a monthly basis and are privately negotiated in the OTC market. The swaps are entered into as bilateral swap agreements and are traded between counterparties, and as such, subject to counterparty risk.

Open centrally cleared swap agreements and open OTC swap agreements at June 30, 2024, if any, are listed within the Consolidated Schedule of Investments.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2024 are listed within the Consolidated Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Consolidated Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Consolidated Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Consolidated Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2024 are listed within the Consolidated Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed within the Consolidated Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2024.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A)(B)	$ 275,620	$—	$—	$—	$—	$275,620
OTC swaps:
OTC swap agreements, at value	—	—	8,893,759	—	—	8,893,759
Futures contracts:
Total distributable earnings (accumulated losses) (A)(C)	620,529	—	314,672	—	119,254	1,054,455
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	1,330,038	—	—	—	1,330,038
Total	$ 896,149	$1,330,038	$9,208,431	$—	$119,254	$11,553,872

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A)(B)	$ (224,638)	$—	$—	$—	$—	$(224,638)
OTC swaps:
OTC swap agreements, at value	—	—	(2,396,176)	—	—	(2,396,176)
Futures contracts:
Total distributable earnings (accumulated losses) (A)(C)	(639,367)	—	(185,511)	—	—	(824,878)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(2,022,080)	—	—	—	(2,022,080)
Total	$(864,005)	$(2,022,080)	$(2,581,687)	$—	$—	$(5,467,772)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)

Included within Value of centrally cleared swap agreements as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

(C)

Included within unrealized appreciation (depreciation) on futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Consolidated Statement of Operations, categorized by primary market risk exposure as of June 30, 2024.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Swap agreements	$ (793,320)	$—	$39,567,205	$—	$—	$38,773,885
Futures contracts	215,710	—	(4,019,056)	—	(38,343)	(3,841,689)
Forward foreign currency contracts	—	355,484	—	—	—	355,484
Total	$ (577,610)	$355,484	$35,548,149	$—	$(38,343)	$35,287,680

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Swap agreements	$ (715,050)	$—	$(11,746,912)	$—	$—	$(12,461,962)
Futures contracts	1,136,842	—	169,621	—	119,254	1,425,717
Forward foreign currency contracts	—	(179,750)	—	—	—	(179,750)
Total	$ 421,792	$(179,750)	$(11,577,291)	$—	$119,254	$(11,215,995)

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2024.

Interest rate swaps:
Average notional value — receives fixed rate	$96,657,873
Total return swaps:
Average notional value — long	478,193,358
Average notional value — short	117,456,835
Futures contracts:
Average notional value of contracts — long	64,223,708
Average notional value of contracts — short	(195,905,940)
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	116,098,479
Average contract amounts sold — in USD	175,538,057

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Consolidated Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Consolidated Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Consolidated Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2024. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Consolidated Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Consolidated Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Consolidated Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Consolidated Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Consolidated Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Receivable		Financial Instruments	Collateral Pledged (B)	Net Payable

	Assets				Liabilities
Barclays Bank PLC	$908,714	$(245,584)	$—	$663,130	$245,584	$(245,584)	$—	$—
BNP Paribas	1,628,322	(1,628,322)	—	—	1,821,429	(1,628,322)	(193,107)	—
Citibank, N.A.	6,742,139	—	—	6,742,139	—	—	—	—
Goldman Sachs International	130,758	(130,758)	—	—	1,800,500	(130,758)	—	1,669,742
JPMorgan Chase Bank, N.A.	237,976	(165,011)	(10,000)	62,965	165,011	(165,011)	—	—
Standard Chartered Bank	87	—	—	87	—	—	—	—
UBS AG	570,141	(381,438)	—	188,703	381,438	(381,438)	—	—
Other Derivatives (C)	1,335,735	—	—	1,335,735	1,053,810	—	—	1,053,810

Total	$11,553,872	$(2,551,113)	$(10,000)	$8,992,759	$5,467,772	$(2,551,113)	$(193,107)	$2,723,552

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Consolidated Statement of Assets and Liabilities.

(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(C)

Other Derivatives, which includes future contracts, exchange-traded options, exchange-traded swap agreements and occasionally forward positions, that are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Consolidated Schedule of Investments.

8. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

8. RISK FACTORS (continued)

market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

9. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Consolidated Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Consolidated Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $500 million	0.66%
Over $500 million up to $750 million	0.65
Over $750 million up to $1 billion	0.64
Over $1 billion up to $3 billion	0.63
Over $3 billion	0.59

The Subsidiary entered into a separate contract with TAM for the management of the Subsidiary pursuant to which the Subsidiary pays TAM a fee that is the same, as a percentage of net assets, as the management fee of the Portfolio. TAM has contractually agreed to waive a portion of the Portfolio’s management fee in an amount equal to the management fee paid to TAM by the Subsidiary. This management fee waiver may not be discontinued by TAM as long as its contract with the Subsidiary is in place.

For the period ended June 30, 2024, the amount waived is $455,947 for the Subsidiary and is not subject to recapture.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Consolidated Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.81%	May 1, 2025
Service Class	1.06	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Consolidated Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Consolidated Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Consolidated Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Consolidated Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

10. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government

$ 213,958,339	$ 23,898,103	$ 253,659,385	$ 12,549,044

11. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Consolidated Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 987,083,342	$ 89,737,372	$ (71,903,530)	$ 17,833,842

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Morgan Stanley Global Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Morgan Stanley Investment Management Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1- and 5-year periods and below the median for the past 3- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2020 pursuant to its current investment objective, investment strategies and benchmark. The Trustees also noted recent changes in the portfolio management team at the Sub-Adviser. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders. The Board noted that the Portfolio’s acquired fund fees and expenses included customary fees paid by the underlying portfolio in which the Portfolio invests in connection with the underlying portfolio’s short sale strategy. Specifically, such fees (sometimes referred to as “fees in lieu of” interest or dividends) are paid to parties lending securities to the underlying portfolio to compensate them for interest or dividends received by the underlying portfolio, but foregone by the lending parties, on the borrowed securities.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Morgan Stanley Global Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

In addition, the Board noted that TAM had agreed to waive a portion of the Portfolio’s management fee in an amount equal to the entire management fee paid to TAM by the Portfolio’s wholly-owned subsidiary.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

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Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Australia - 7.2%
Ampol Ltd.	1,166	$ 25,155
ANZ Group Holdings Ltd.	15,686	295,507
APA Group	6,502	34,656
Aristocrat Leisure Ltd.	2,923	97,029
ASX Ltd.	982	39,306
Aurizon Holdings Ltd.	9,920	24,154
BHP Group Ltd.	26,737	761,251
BlueScope Steel Ltd.	2,326	31,701
Brambles Ltd.	7,392	71,650
CAR Group Ltd.	1,779	41,834
Cochlear Ltd.	332	73,564
Coles Group Ltd.	6,941	78,855
Commonwealth Bank of Australia	8,826	749,991
Computershare Ltd.	2,714	47,689
CSL Ltd.	2,550	502,183
Dexus, REIT	5,507	23,806
Endeavour Group Ltd.	7,744	26,088
Fortescue Ltd.	8,874	126,744
Goodman Group, REIT	9,034	209,424
GPT Group, REIT	10,265	27,391
Insurance Australia Group Ltd.	12,527	59,667
Lottery Corp. Ltd.	11,597	39,223
Macquarie Group Ltd.	1,921	262,310
Medibank Pvt Ltd.	14,406	35,846
Mineral Resources Ltd.	888	31,941
Mirvac Group, REIT	20,151	25,138
National Australia Bank Ltd.	16,252	392,795
Northern Star Resources Ltd.	6,141	53,257
Orica Ltd.	2,395	28,551
Origin Energy Ltd.	9,194	66,608
Pilbara Minerals Ltd.	14,969	30,656
Pro Medicus Ltd.	314	30,009
Qantas Airways Ltd. (A)	4,255	16,605
QBE Insurance Group Ltd.	7,900	91,647
Ramsay Health Care Ltd.	972	30,774
REA Group Ltd.	272	35,684
Reece Ltd.	1,112	18,671
Rio Tinto Ltd.	1,946	154,483
Santos Ltd.	17,265	88,224
Scentre Group, REIT	26,254	54,644
SEEK Ltd.	1,820	25,934
Seven Group Holdings Ltd.	1,082	27,197
Sonic Healthcare Ltd.	2,456	43,090
South32 Ltd.	22,917	55,954
Stockland, REIT	12,140	33,771
Suncorp Group Ltd.	6,504	75,539
Telstra Group Ltd.	20,155	48,672
Transurban Group	16,207	134,065
Treasury Wine Estates Ltd.	4,169	34,597
Vicinity Ltd., REIT	18,580	22,930
Washington H Soul Pattinson & Co. Ltd.	1,231	26,952
Wesfarmers Ltd.	5,997	260,759
Westpac Banking Corp.	18,256	331,623
WiseTech Global Ltd.	843	56,405

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Woodside Energy Group Ltd.	10,040	$ 188,942
Woolworths Group Ltd.	6,413	144,557

		6,345,698

Austria - 0.2%
Erste Group Bank AG	1,823	86,372
OMV AG	793	34,531
Verbund AG	326	25,713
voestalpine AG	633	17,097

		163,713

Belgium - 0.8%
Ageas SA	837	38,258
Anheuser-Busch InBev SA	4,746	275,077
D’ieteren Group	103	21,852
Elia Group SA	135	12,643
Groupe Bruxelles Lambert NV	457	32,620
KBC Group NV	1,284	90,619
Lotus Bakeries NV	2	20,627
Sofina SA	83	18,951
Syensqo SA	376	33,652
UCB SA	672	99,819
Umicore SA	1,003	15,071
Warehouses De Pauw CVA, REIT	917	24,846

		684,035

Chile - 0.1%
Antofagasta PLC	2,061	54,972

Denmark - 3.9%
AP Moller - Maersk AS, Class A	16	27,157
AP Moller - Maersk AS, Class B	24	41,718
Carlsberg AS, Class B	488	58,555
Coloplast AS, Class B	698	83,853
Danske Bank AS	3,660	109,055
Demant AS (A)	514	22,246
DSV AS	933	142,953
Genmab AS (A)	351	87,953
Novo Nordisk AS, Class B	17,180	2,480,824
Novonesis (Novozymes) B, Class B	1,979	121,089
Orsted AS (A)(B)	1,010	53,750
Pandora AS	430	64,896
Rockwool AS, B Shares	52	21,102
Tryg AS	1,809	39,537
Vestas Wind Systems AS (A)	5,349	123,857

		3,478,545

Finland - 1.0%
Elisa OYJ	768	35,235
Fortum OYJ	2,361	34,514
Kesko OYJ, B Shares	1,422	24,960
Kone OYJ, Class B	1,744	86,084
Metso OYJ	3,595	38,054
Neste OYJ	2,134	37,995
Nokia OYJ	28,293	107,824
Nordea Bank Abp	16,676	198,441
Orion OYJ, Class B	511	21,814
Sampo OYJ, A Shares	2,396	102,897

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Finland (continued)
Stora Enso OYJ, R Shares	2,997	$40,939
UPM-Kymmene OYJ	2,832	98,934
Wartsila OYJ Abp	2,691	51,875

		879,566

France - 10.7%
Accor SA	1,004	41,181
Aeroports de Paris SA	175	21,290
Air Liquide SA	3,044	525,768
Airbus SE	3,134	430,487
Alstom SA	1,852	31,139
Amundi SA (B)	327	21,100
Arkema SA	303	26,333
AXA SA	9,588	313,901
BioMerieux	195	18,534
BNP Paribas SA	5,451	347,521
Bollore SE	4,007	23,516
Bouygues SA	974	31,262
Bureau Veritas SA	1,702	47,136
Capgemini SE	822	163,476
Carrefour SA	2,960	41,844
Cie de Saint-Gobain SA	2,409	187,354
Cie Generale des Etablissements Michelin SCA	3,568	137,982
Covivio SA, REIT	264	12,548
Credit Agricole SA	5,484	74,823
Danone SA	3,365	205,702
Dassault Aviation SA	105	19,071
Dassault Systemes SE	3,501	132,354
Edenred SE	1,294	54,615
Eiffage SA	376	34,534
Engie SA	9,664	138,013
EssilorLuxottica SA	1,590	342,606
Eurazeo SE	219	17,438
Gecina SA, REIT	220	20,251
Getlink SE	1,851	30,627
Hermes International SCA	167	382,736
Ipsen SA	182	22,317
Kering SA	390	141,381
Klepierre SA, REIT	1,062	28,411
La Francaise des Jeux SAEM (B)	510	17,369
Legrand SA	1,398	138,700
L’Oreal SA	1,269	557,273
LVMH Moet Hennessy Louis Vuitton SE	1,453	1,110,427
Orange SA	9,875	98,924
Pernod Ricard SA	1,082	146,816
Publicis Groupe SA	1,212	128,994
Remy Cointreau SA	128	10,679
Renault SA	1,007	51,593
Rexel SA	1,194	30,894
Safran SA	1,804	381,376
Sanofi SA	6,004	578,313
Sartorius Stedim Biotech	145	23,806
Schneider Electric SE	2,869	689,174
SEB SA	124	12,695
Societe Generale SA	3,735	87,680
Sodexo SA	449	40,392

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Teleperformance SE	296	$31,174
Thales SA	523	83,736
TotalEnergies SE	11,283	753,167
Unibail-Rodamco-Westfield, CDI	4,482	17,670
Unibail-Rodamco-Westfield, REIT (A)	389	30,628
Veolia Environnement SA	3,627	108,451
Vinci SA	2,646	278,783
Vivendi SE	3,875	40,487

		9,516,452

Germany - 8.0%
adidas AG	857	204,671
Allianz SE	2,066	574,166
BASF SE	4,662	225,598
Bayer AG	5,149	145,468
Bayerische Motoren Werke AG	1,668	157,877
Bechtle AG	423	19,905
Beiersdorf AG	534	78,091
Brenntag SE	715	48,210
Carl Zeiss Meditec AG	194	13,640
Commerzbank AG	5,600	85,072
Continental AG	558	31,613
Covestro AG (A)(B)	968	56,810
CTS Eventim AG & Co. KGaA	338	28,198
Daimler Truck Holding AG	2,816	112,097
Delivery Hero SE (A)(B)	927	21,990
Deutsche Bank AG	10,178	162,499
Deutsche Boerse AG	1,004	205,477
Deutsche Lufthansa AG	3,207	19,611
Deutsche Post AG	5,237	211,948
Deutsche Telekom AG	17,106	430,146
E.ON SE	11,889	156,037
Evonik Industries AG	1,389	28,338
Fresenius Medical Care AG	1,052	40,289
Fresenius SE & Co. KGaA (A)	2,251	67,211
GEA Group AG	838	34,911
Hannover Rueck SE	310	78,583
Heidelberg Materials AG	718	74,449
Henkel AG & Co. KGaA	539	42,399
Infineon Technologies AG	6,819	250,523
Knorr-Bremse AG	393	30,009
LEG Immobilien SE	379	30,953
Mercedes-Benz Group AG	4,235	292,856
Merck KGaA	680	112,696
MTU Aero Engines AG	286	73,143
Muenchener Rueckversicherungs-Gesellschaft AG	720	360,096
Nemetschek SE	279	27,444
Puma SE	550	25,251
Rational AG	24	19,984
Rheinmetall AG	230	117,174
RWE AG	3,330	113,942
SAP SE	5,503	1,116,925
Scout24 SE (B)	404	30,806
Siemens AG	4,007	745,484
Siemens Healthineers AG (B)	1,446	83,314
Symrise AG	705	86,299

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Talanx AG	350	$ 27,944
Volkswagen AG	140	16,808
Vonovia SE	3,888	110,550
Zalando SE (A)(B)	1,145	26,842

		7,054,347

Hong Kong - 1.8%
AIA Group Ltd.	59,200	401,790
BOC Hong Kong Holdings Ltd.	19,500	60,055
CK Asset Holdings Ltd.	9,915	37,138
CK Hutchison Holdings Ltd.	14,500	69,445
CK Infrastructure Holdings Ltd.	3,000	16,942
CLP Holdings Ltd.	8,500	68,683
Futu Holdings Ltd., ADR (A)	300	19,682
Galaxy Entertainment Group Ltd.	11,000	51,274
Hang Seng Bank Ltd.	3,900	50,142
Henderson Land Development Co. Ltd.	7,531	20,204
HKT Trust & HKT Ltd.	18,000	20,192
Hong Kong & China Gas Co. Ltd.	58,085	44,183
Hong Kong Exchanges & Clearing Ltd.	6,272	200,953
Hongkong Land Holdings Ltd.	5,500	17,765
Jardine Matheson Holdings Ltd.	800	28,304
Link, REIT	13,751	53,444
MTR Corp. Ltd.	7,687	24,265
Power Assets Holdings Ltd.	7,000	37,873
Prudential PLC	14,422	130,970
Sino Land Co. Ltd.	20,037	20,655
SITC International Holdings Co. Ltd.	6,000	16,289
Sun Hung Kai Properties Ltd.	7,350	63,579
Swire Pacific Ltd., Class A	2,000	17,672
Swire Properties Ltd.	5,800	9,240
Techtronic Industries Co. Ltd.	7,500	85,670
WH Group Ltd. (B)	40,287	26,517
Wharf Holdings Ltd.	5,000	14,054
Wharf Real Estate Investment Co. Ltd.	8,300	22,001

		1,628,981

Ireland - 1.0%
AerCap Holdings NV	1,100	102,520
AIB Group PLC	9,124	48,231
Bank of Ireland Group PLC	5,348	55,946
DCC PLC	514	35,996
Experian PLC	4,852	226,077
Flutter Entertainment PLC (A)	938	171,515
James Hardie Industries PLC, CDI (A)	2,225	70,207
Kerry Group PLC, Class A	794	64,328
Kingspan Group PLC	826	70,326
Smurfit Kappa Group PLC	1,321	58,947

		904,093

Israel - 0.7%
Azrieli Group Ltd.	202	11,802
Bank Hapoalim BM	6,440	56,875
Bank Leumi Le-Israel BM	7,659	62,433
Check Point Software Technologies Ltd. (A)	450	74,250
CyberArk Software Ltd. (A)	200	54,684
Elbit Systems Ltd.	129	22,448

	Shares	Value
COMMON STOCKS (continued)
Israel (continued)
Global-e Online Ltd. (A)	500	$ 18,135
ICL Group Ltd.	3,678	15,816
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	6,503	32,453
Mizrahi Tefahot Bank Ltd.	740	25,095
Monday.com Ltd. (A)	240	57,782
Nice Ltd. (A)	336	57,804
Teva Pharmaceutical Industries Ltd., ADR (A)	5,915	96,119
Wix.com Ltd. (A)	300	47,721

		633,419

Italy - 2.3%
Amplifon SpA	662	23,566
Assicurazioni Generali SpA	5,406	134,839
Banco BPM SpA	6,909	44,499
Davide Campari-Milano NV	3,253	30,741
DiaSorin SpA	114	11,361
Enel SpA	42,439	295,153
Eni SpA	11,357	174,585
Ferrari NV	658	268,274
FinecoBank Banca Fineco SpA	3,101	46,228
Infrastrutture Wireless Italiane SpA (B)	1,584	16,540
Intesa Sanpaolo SpA	77,253	287,170
Leonardo SpA	2,052	47,644
Mediobanca Banca di Credito Finanziario SpA	2,679	39,278
Moncler SpA	1,170	71,497
Nexi SpA (A)(B)	2,832	17,269
Poste Italiane SpA (B)	2,795	35,605
Prysmian SpA	1,397	86,505
Recordati Industria Chimica e Farmaceutica SpA	552	28,790
Snam SpA	10,221	45,219
Telecom Italia SpA (A)	46,799	11,202
Terna - Rete Elettrica Nazionale	7,510	58,053
UniCredit SpA	7,963	295,111

		2,069,129

Japan - 22.3%
Advantest Corp.	4,000	159,736
Aeon Co. Ltd.	3,500	74,812
AGC, Inc.	1,000	32,358
Aisin Corp.	800	26,070
Ajinomoto Co., Inc.	2,500	87,653
ANA Holdings, Inc.	800	14,765
Asahi Group Holdings Ltd.	2,500	88,181
Asahi Kasei Corp.	6,400	40,992
Asics Corp.	3,600	55,066
Astellas Pharma, Inc.	9,600	94,872
Bandai Namco Holdings, Inc.	3,200	62,453
Bridgestone Corp.	3,000	117,882
Brother Industries Ltd.	1,100	19,355
Canon, Inc.	5,200	140,722
Capcom Co. Ltd.	1,800	33,933
Central Japan Railway Co.	4,000	86,345
Chiba Bank Ltd.	2,500	22,251
Chubu Electric Power Co., Inc.	3,300	38,991

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Chugai Pharmaceutical Co. Ltd.	3,500	$ 124,346
Concordia Financial Group Ltd.	5,500	32,346
Dai Nippon Printing Co. Ltd.	1,100	37,002
Daifuku Co. Ltd.	1,500	28,063
Dai-ichi Life Holdings, Inc.	5,000	133,570
Daiichi Sankyo Co. Ltd.	9,800	336,473
Daikin Industries Ltd.	1,400	194,655
Daito Trust Construction Co. Ltd.	300	30,925
Daiwa House Industry Co. Ltd.	3,000	76,021
Daiwa Securities Group, Inc.	6,800	51,859
Denso Corp.	9,900	153,709
Dentsu Group, Inc.	1,000	25,191
Disco Corp.	500	189,695
East Japan Railway Co.	4,800	79,493
Eisai Co. Ltd.	1,300	53,264
ENEOS Holdings, Inc.	15,300	78,606
FANUC Corp.	5,000	137,019
Fast Retailing Co. Ltd.	900	226,888
Fuji Electric Co. Ltd.	700	39,819
FUJIFILM Holdings Corp.	5,900	137,956
Fujitsu Ltd.	9,300	145,491
Hamamatsu Photonics KK	700	18,743
Hankyu Hanshin Holdings, Inc.	1,100	29,221
Hikari Tsushin, Inc.	100	18,625
Hitachi Construction Machinery Co. Ltd.	500	13,388
Hitachi Ltd.	24,500	548,353
Honda Motor Co. Ltd.	23,900	255,504
Hoshizaki Corp.	500	15,856
Hoya Corp.	1,900	220,893
Hulic Co. Ltd.	1,800	15,937
Ibiden Co. Ltd.	600	24,419
Idemitsu Kosan Co. Ltd.	5,000	32,367
Inpex Corp.	4,900	72,088
Isuzu Motors Ltd.	3,000	39,735
ITOCHU Corp.	6,300	307,541
Japan Airlines Co. Ltd.	700	11,045
Japan Exchange Group, Inc.	2,700	62,965
Japan Post Bank Co. Ltd.	7,700	72,721
Japan Post Holdings Co. Ltd.	11,100	110,041
Japan Post Insurance Co. Ltd.	1,000	19,398
Japan Real Estate Investment Corp., REIT	7	22,102
Japan Tobacco, Inc.	6,300	170,255
JFE Holdings, Inc.	2,900	41,736
Kajima Corp.	2,100	36,305
Kansai Electric Power Co., Inc.	3,600	60,459
Kao Corp.	2,500	101,374
Kawasaki Kisen Kaisha Ltd.	2,100	30,543
KDDI Corp.	7,800	206,235
Keisei Electric Railway Co. Ltd.	700	22,520
Keyence Corp.	1,000	438,498
Kikkoman Corp.	3,500	40,539
Kintetsu Group Holdings Co. Ltd.	900	19,590
Kirin Holdings Co. Ltd.	3,900	50,250
Kobe Bussan Co. Ltd.	700	15,593
Koito Manufacturing Co. Ltd.	1,000	13,792
Komatsu Ltd.	4,900	142,258

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Konami Group Corp.	500	$ 35,987
Kubota Corp.	5,100	71,322
Kyocera Corp.	6,800	78,253
Kyowa Kirin Co. Ltd.	1,300	22,200
Lasertec Corp.	400	89,726
LY Corp.	13,800	33,357
M3, Inc.	2,300	21,922
Makita Corp.	1,100	29,891
Marubeni Corp.	7,500	138,705
MatsukiyoCocokara & Co.	1,800	25,844
Mazda Motor Corp.	3,000	29,014
McDonald’s Holdings Co. Japan Ltd.	400	15,762
MEIJI Holdings Co. Ltd.	1,200	25,874
Minebea Mitsumi, Inc.	1,900	38,912
Mitsubishi Chemical Group Corp.	7,200	39,967
Mitsubishi Corp.	17,600	344,364
Mitsubishi Electric Corp.	10,200	162,773
Mitsubishi Estate Co. Ltd.	6,000	93,977
Mitsubishi HC Capital, Inc.	4,100	27,063
Mitsubishi Heavy Industries Ltd.	17,000	182,056
Mitsubishi UFJ Financial Group, Inc.	58,600	629,743
Mitsui & Co. Ltd.	13,600	308,618
Mitsui Chemicals, Inc.	900	24,837
Mitsui Fudosan Co. Ltd.	14,100	128,696
Mitsui OSK Lines Ltd.	1,800	53,903
Mizuho Financial Group, Inc.	12,800	267,154
MonotaRO Co. Ltd.	1,200	14,104
MS&AD Insurance Group Holdings, Inc.	6,800	151,097
Murata Manufacturing Co. Ltd.	9,000	185,829
NEC Corp.	1,300	107,020
Nexon Co. Ltd.	1,800	33,284
Nidec Corp.	2,200	98,247
Nintendo Co. Ltd.	5,500	292,486
Nippon Building Fund, Inc., REIT	8	27,994
Nippon Express Holdings, Inc.	400	18,435
Nippon Paint Holdings Co. Ltd.	4,900	31,917
Nippon Prologis, Inc., REIT	12	18,721
Nippon Sanso Holdings Corp.	900	26,621
Nippon Steel Corp.	4,500	95,124
Nippon Telegraph & Telephone Corp.	158,100	149,168
Nippon Yusen KK	2,400	69,842
Nissan Chemical Corp.	600	19,008
Nissan Motor Co. Ltd.	11,900	40,377
Nissin Foods Holdings Co. Ltd.	1,200	30,446
Nitori Holdings Co. Ltd.	400	42,240
Nitto Denko Corp.	800	63,198
Nomura Holdings, Inc.	15,900	91,117
Nomura Real Estate Holdings, Inc.	600	15,033
Nomura Real Estate Master Fund, Inc., REIT	20	17,739
Nomura Research Institute Ltd.	2,000	56,200
NTT Data Group Corp.	3,300	48,447
Obayashi Corp.	3,500	41,594
OBIC Co. Ltd.	300	38,672
Olympus Corp.	6,100	98,330
Omron Corp.	900	30,929

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Ono Pharmaceutical Co. Ltd.	2,000	$ 27,304
Oracle Corp.	200	13,798
Oriental Land Co. Ltd.	5,800	161,574
ORIX Corp.	6,000	132,463
Osaka Gas Co. Ltd.	1,900	41,840
Otsuka Corp.	1,200	23,054
Otsuka Holdings Co. Ltd.	2,200	92,573
Pan Pacific International Holdings Corp.	1,900	44,450
Panasonic Holdings Corp.	12,400	101,503
Rakuten Group, Inc. (A)	7,800	40,234
Recruit Holdings Co. Ltd.	7,900	422,620
Renesas Electronics Corp.	7,900	147,748
Resona Holdings, Inc.	10,800	71,456
Ricoh Co. Ltd.	2,700	23,083
Rohm Co. Ltd.	1,600	21,381
SBI Holdings, Inc.	1,500	37,917
SCREEN Holdings Co. Ltd.	400	36,049
SCSK Corp.	700	13,979
Secom Co. Ltd.	1,100	64,931
Seiko Epson Corp.	1,400	21,745
Sekisui Chemical Co. Ltd.	2,000	27,671
Sekisui House Ltd.	3,100	68,651
Seven & i Holdings Co. Ltd.	11,800	143,750
SG Holdings Co. Ltd.	1,500	13,822
Shimadzu Corp.	1,200	30,021
Shimano, Inc.	400	61,769
Shin-Etsu Chemical Co. Ltd.	9,500	368,332
Shionogi & Co. Ltd.	1,300	50,719
Shiseido Co. Ltd.	2,100	59,884
Shizuoka Financial Group, Inc.	2,400	23,032
SMC Corp.	300	142,346
SoftBank Corp.	14,900	181,932
SoftBank Group Corp.	5,400	348,723
Sompo Holdings, Inc.	4,700	100,345
Sony Group Corp.	6,600	559,538
Subaru Corp.	3,100	65,703
SUMCO Corp.	1,700	24,466
Sumitomo Corp.	5,500	137,321
Sumitomo Electric Industries Ltd.	3,800	59,106
Sumitomo Metal Mining Co. Ltd.	1,300	39,415
Sumitomo Mitsui Financial Group, Inc.	6,600	439,959
Sumitomo Mitsui Trust Holdings, Inc.	3,400	77,556
Sumitomo Realty & Development Co. Ltd.	1,500	44,015
Suntory Beverage & Food Ltd.	700	24,830
Suzuki Motor Corp.	8,300	95,489
Sysmex Corp.	2,700	43,481
T&D Holdings, Inc.	2,500	43,640
Taisei Corp.	900	33,289
Takeda Pharmaceutical Co. Ltd.	8,300	215,225
TDK Corp.	2,100	128,762
Terumo Corp.	7,000	115,427
TIS, Inc.	1,200	23,256
Toho Co. Ltd.	600	17,542
Tokio Marine Holdings, Inc.	9,900	369,504
Tokyo Electric Power Co. Holdings, Inc. (A)	8,200	44,147
Tokyo Electron Ltd.	2,500	542,296

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyo Gas Co. Ltd.	1,900	$ 40,801
Tokyu Corp.	2,500	27,534
TOPPAN Holdings, Inc.	1,200	33,064
Toray Industries, Inc.	7,200	34,078
TOTO Ltd.	700	16,524
Toyota Industries Corp.	800	67,450
Toyota Motor Corp.	56,100	1,147,175
Toyota Tsusho Corp.	3,300	64,240
Trend Micro, Inc.	700	28,415
Unicharm Corp.	2,200	70,653
West Japan Railway Co.	2,200	40,953
Yakult Honsha Co. Ltd.	1,300	23,242
Yamaha Motor Co. Ltd.	4,500	41,646
Yamato Holdings Co. Ltd.	1,400	15,389
Yaskawa Electric Corp.	1,300	46,678
Yokogawa Electric Corp.	1,100	26,596
Zensho Holdings Co. Ltd.	500	19,112
ZOZO, Inc.	700	17,525

		19,748,597

Jordan - 0.0% (C)
Hikma Pharmaceuticals PLC	787	18,813

Luxembourg - 0.2%
ArcelorMittal SA	2,719	62,228
Eurofins Scientific SE	689	34,348
Tenaris SA	2,489	38,251

		134,827

Macau - 0.0% (C)
Sands China Ltd. (A)	12,400	25,851

Netherlands - 5.5%
ABN AMRO Bank NV (B)	2,470	40,605
Adyen NV (A)(B)	114	135,909
Akzo Nobel NV	910	55,336
Argenx SE (A)	311	136,091
ASM International NV	249	189,813
ASML Holding NV	2,104	2,172,612
BE Semiconductor Industries NV	412	68,898
Euronext NV (B)	450	41,687
EXOR NV	531	55,559
Ferrovial SE	2,733	106,130
Heineken Holding NV	693	54,661
Heineken NV	1,525	147,478
IMCD NV	294	40,711
ING Groep NV, Series N	17,434	298,026
JDE Peet’s NV	679	13,525
Koninklijke Ahold Delhaize NV	4,908	145,019
Koninklijke KPN NV	21,025	80,610
Koninklijke Philips NV (A)	4,183	105,678
NN Group NV	1,465	68,170
OCI NV	488	11,911
Prosus NV	7,641	272,171
Qiagen NV (A)	1,103	45,537
Randstad NV	545	24,707
Stellantis NV	11,707	231,595

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
Universal Music Group NV	4,359	$ 129,685
Wolters Kluwer NV	1,299	215,352

		4,887,476

New Zealand - 0.2%
Auckland International Airport Ltd.	6,774	31,482
Fisher & Paykel Healthcare Corp. Ltd.	3,021	55,294
Mercury Ltd.	3,934	15,731
Meridian Energy Ltd.	6,800	26,052
Spark New Zealand Ltd.	8,933	22,635
Xero Ltd. (A)	771	70,155

		221,349

Norway - 0.6%
Aker BP ASA	1,603	40,867
DNB Bank ASA	4,741	93,115
Equinor ASA	4,772	135,848
Gjensidige Forsikring ASA	1,033	18,460
Kongsberg Gruppen ASA	473	38,542
Mowi ASA	2,355	39,195
Norsk Hydro ASA	6,727	41,898
Orkla ASA	3,802	30,891
Salmar ASA	344	18,107
Telenor ASA	3,317	37,808
Yara International ASA	788	22,702

		517,433

Poland - 0.0% (C)
InPost SA (A)	1,102	19,426

Portugal - 0.2%
EDP - Energias de Portugal SA	16,732	62,699
Galp Energia SGPS SA	2,518	53,178
Jeronimo Martins SGPS SA	1,477	28,868

		144,745

Singapore - 1.3%
CapitaLand Ascendas, REIT	18,803	35,498
CapitaLand Integrated Commercial Trust, REIT	27,252	39,793
Capitaland Investment Ltd.	13,294	26,078
DBS Group Holdings Ltd.	10,480	276,607
Genting Singapore Ltd.	29,200	18,627
Grab Holdings Ltd., Class A (A)	11,300	40,115
Keppel Ltd.	7,500	35,786
Oversea-Chinese Banking Corp. Ltd.	17,560	186,866
Sea Ltd., ADR (A)	1,900	135,698
Sembcorp Industries Ltd.	4,600	16,317
Singapore Airlines Ltd.	7,500	38,164
Singapore Exchange Ltd.	4,600	32,159
Singapore Technologies Engineering Ltd.	8,200	26,184
Singapore Telecommunications Ltd.	43,800	88,828
United Overseas Bank Ltd.	6,700	154,802
Wilmar International Ltd.	10,000	22,861

		1,174,383

Spain - 2.5%
Acciona SA	114	13,466

	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
ACS Actividades de Construccion y Servicios SA	1,090	$ 47,020
Aena SME SA (B)	398	80,133
Amadeus IT Group SA	2,362	157,188
Banco Bilbao Vizcaya Argentaria SA	30,803	308,508
Banco de Sabadell SA	29,079	56,072
Banco Santander SA	83,563	387,544
CaixaBank SA	19,509	103,275
Cellnex Telecom SA (A)(B)	2,629	85,508
EDP Renovaveis SA	1,577	22,040
Endesa SA	1,645	30,892
Grifols SA (A)	1,427	12,012
Iberdrola SA	30,510	395,854
Industria de Diseno Textil SA	5,694	282,703
Redeia Corp. SA	2,103	36,756
Repsol SA	6,543	103,252
Telefonica SA	25,025	106,130

		2,228,353

Sweden - 3.2%
Alfa Laval AB	1,542	67,520
Assa Abloy AB, Class B	5,308	150,040
Atlas Copco AB, A Shares	14,025	263,589
Atlas Copco AB, B Shares	8,206	132,508
Beijer Ref AB	1,899	29,294
Boliden AB	1,385	44,311
Epiroc AB, Class A	3,508	70,001
Epiroc AB, Class B	2,029	37,100
EQT AB	1,994	58,923
Essity AB, Class B	3,126	80,045
Evolution AB (B)	963	100,307
Fastighets AB Balder, B Shares (A)	3,367	23,069
Getinge AB, B Shares	1,095	18,601
H&M Hennes & Mauritz AB, B Shares	3,278	51,850
Hexagon AB, B Shares	10,909	123,150
Holmen AB, B Shares	345	13,580
Husqvarna AB, B Shares	1,919	15,379
Industrivarden AB, A Shares	709	24,122
Industrivarden AB, C Shares	762	25,709
Indutrade AB	1,398	35,824
Investment AB Latour, B Shares	814	21,980
Investor AB, B Shares	9,141	250,280
L E Lundbergforetagen AB, B Shares	413	20,418
Lifco AB, B Shares	1,260	34,594
Nibe Industrier AB, B Shares	7,569	32,093
Saab AB, Class B	1,748	42,055
Sagax AB, Class B	1,189	30,423
Sandvik AB	5,605	112,322
Securitas AB, B Shares	2,645	26,253
Skandinaviska Enskilda Banken AB, Class A	8,345	123,218
Skanska AB, B Shares	1,674	30,135
SKF AB, B Shares	1,737	34,874
Svenska Cellulosa AB SCA, Class B	3,062	45,227
Svenska Handelsbanken AB, A Shares	7,707	73,405
Swedbank AB, A Shares	4,353	89,574
Swedish Orphan Biovitrum AB (A)	1,009	26,998
Tele2 AB, B Shares	2,882	29,013

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Telefonaktiebolaget LM Ericsson, B Shares	15,496	$ 96,201
Telia Co. AB	11,367	30,490
Trelleborg AB, B Shares	1,156	44,979
Volvo AB, A Shares	1,079	28,138
Volvo AB, B Shares	8,398	214,803
Volvo Car AB, B Shares (A)	4,366	13,505

		2,815,900

Switzerland - 10.3%
ABB Ltd.	8,440	468,946
Adecco Group AG	829	27,515
Alcon, Inc.	2,639	235,629
Avolta AG	465	18,063
Bachem Holding AG	197	18,079
Baloise Holding AG	248	43,668
Banque Cantonale Vaudoise	148	15,707
Barry Callebaut AG	18	29,331
BKW AG	117	18,661
Chocoladefabriken Lindt & Spruengli AG	6	173,910
Cie Financiere Richemont SA, Class A	2,837	442,862
Clariant AG	978	15,392
Coca-Cola HBC AG	1,138	38,812
DSM-Firmenich AG	980	110,831
EMS-Chemie Holding AG	39	31,970
Geberit AG	176	103,980
Givaudan SA	48	227,592
Glencore PLC	54,756	312,238
Helvetia Holding AG	181	24,477
Holcim AG	2,753	243,969
Julius Baer Group Ltd.	1,061	59,282
Kuehne & Nagel International AG	258	74,202
Logitech International SA	827	80,008
Lonza Group AG	389	212,327
Nestle SA	13,579	1,386,238
Novartis AG	10,388	1,111,930
Partners Group Holding AG	120	154,132
Roche Holding AG	3,875	1,080,742
Sandoz Group AG	2,177	78,846
Schindler Holding AG	328	82,192
SGS SA	788	70,165
Siemens Energy AG (A)	3,189	83,025
SIG Group AG	1,672	30,613
Sika AG	805	230,448
Sonova Holding AG	260	80,334
STMicroelectronics NV	3,582	141,419
Straumann Holding AG	572	70,859
Swatch Group AG	422	41,839
Swiss Life Holding AG	157	115,437
Swiss Prime Site AG	397	37,648
Swiss Re AG	1,594	197,820
Swisscom AG	138	77,644
Temenos AG	304	20,978
UBS Group AG	17,349	510,747
VAT Group AG (B)	144	81,645
Zurich Insurance Group AG	772	411,670

		9,123,822

	Shares	Value
COMMON STOCKS (continued)
United Kingdom - 13.6%
3i Group PLC	5,146	$ 199,445
Admiral Group PLC	1,325	43,799
Anglo American PLC	6,667	210,862
Ashtead Group PLC	2,293	153,103
Associated British Foods PLC	1,806	56,481
AstraZeneca PLC	8,169	1,275,934
Auto Trader Group PLC (B)	4,647	47,065
Aviva PLC	14,055	84,677
BAE Systems PLC	15,973	266,527
Barclays PLC	79,388	209,640
Barratt Developments PLC	4,981	29,732
Berkeley Group Holdings PLC	571	33,116
BP PLC	89,041	534,869
British American Tobacco PLC	10,603	325,699
BT Group PLC	33,294	59,069
Bunzl PLC	1,795	68,299
Burberry Group PLC	1,804	20,018
Centrica PLC	28,376	48,389
Coca-Cola Europacific Partners PLC	1,147	83,582
Compass Group PLC	8,923	243,638
Croda International PLC	720	35,933
Diageo PLC	11,636	366,182
Endeavour Mining PLC	871	18,563
Entain PLC	3,096	24,656
GSK PLC	21,866	422,766
Haleon PLC	35,833	146,126
Halma PLC	1,927	65,916
Hargreaves Lansdown PLC	1,738	24,870
HSBC Holdings PLC	99,070	856,478
Imperial Brands PLC	4,326	110,682
Informa PLC	6,913	74,786
InterContinental Hotels Group PLC	849	89,356
Intertek Group PLC	820	49,693
J Sainsbury PLC	8,635	27,835
JD Sports Fashion PLC	13,869	20,951
Kingfisher PLC	9,457	29,743
Land Securities Group PLC, REIT	3,597	28,168
Legal & General Group PLC	31,749	91,104
Lloyds Banking Group PLC	332,539	230,106
London Stock Exchange Group PLC	2,405	285,775
M&G PLC	11,813	30,463
Melrose Industries PLC	6,776	47,402
Mondi PLC	2,276	43,689
National Grid PLC	25,380	283,163
NatWest Group PLC	34,684	136,706
Next PLC	643	73,446
Pearson PLC	3,314	41,507
Persimmon PLC	1,576	26,935
Phoenix Group Holdings PLC	4,054	26,725
Reckitt Benckiser Group PLC	3,724	201,575
RELX PLC	9,905	455,636
Rentokil Initial PLC	13,456	78,449
Rio Tinto PLC	5,948	391,056
Rolls-Royce Holdings PLC (A)	44,013	254,149
Sage Group PLC	5,400	74,303
Schroders PLC	4,010	18,441

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Segro PLC, REIT	6,772	$ 76,890
Severn Trent PLC	1,356	40,796
Shell PLC	33,771	1,209,832
Smith & Nephew PLC	4,652	57,665
Smiths Group PLC	1,802	38,838
Spirax Group PLC	370	39,662
SSE PLC	5,753	130,139
Standard Chartered PLC	11,736	106,222
Taylor Wimpey PLC	18,153	32,619
Tesco PLC	37,263	144,139
Unilever PLC	13,209	725,506
United Utilities Group PLC	3,464	43,026
Vodafone Group PLC	122,078	107,653
Whitbread PLC	949	35,689
Wise PLC, Class A (A)	3,204	27,602
WPP PLC	5,760	52,745

		12,046,301

Total Common Stocks (Cost $72,595,103)		86,520,226

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Bayerische Motoren Werke AG, 7.30% (D)	312	27,549
Dr. Ing. h.c. F. Porsche AG, 3.32% (B)(D)	610	45,416
Henkel AG & Co. KGaA, 2.24% (D)	870	77,538
Porsche Automobil Holding SE, 6.08% (D)	770	34,808

	Shares	Value
PREFERRED STOCKS (continued)
Germany (continued)
Sartorius AG, 0.34% (D)	133	$ 31,194
Volkswagen AG, 8.60% (D)	1,092	123,263

Total Preferred Stocks (Cost $442,646)		339,768

RIGHTS - 0.0%
Italy - 0.0%
Amplifon SpA, (A)(E)(F) Exercise Price EUR 29.56, Expiration Date 07/09/2024	662	0

Total Rights (Cost $0)		0

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 2.50% (D), dated 06/28/2024, to be repurchased at $1,060,450 on 07/01/2024. Collateralized by a U.S. Government Obligation, 3.75%, due 04/15/2026, and with a value of $1,081,605.	$ 1,060,229	1,060,229

Total Repurchase Agreement (Cost $1,060,229)		1,060,229

Total Investments (Cost $74,097,978)		87,920,223

Net Other Assets (Liabilities) - 0.8%		720,008

Net Assets - 100.0%		$ 88,640,231

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Mini Index	16	09/20/2024	$1,875,290	$1,874,560	$—	$(730)

The Notes to Financial Statements are an integral part of this report.		Semi-Annual Financial Statements 2024
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$730,288	$85,789,938	$—	$86,520,226
Preferred Stocks	—	339,768	—	339,768
Rights	—	0	—	0
Repurchase Agreement	—	1,060,229	—	1,060,229

Total Investments	$730,288	$87,189,935	$—	$87,920,223

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(730)	$—	$—	$(730)

Total Other Financial Instruments	$(730)	$—	$—	$(730)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the total value of 144A securities is $1,066,187, representing 1.2% of the Portfolio’s net assets.

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at June 30, 2024.
(E)	Fair valued as determined in good faith in accordance with TAM’s procedures. At June 30, 2024, the total value of the securities is $0, representing 0.0% of the Portfolio’s net assets.
(F)	Rounds to less than $1 or $(1).
(G)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION(S):

EUR	Euro

PORTFOLIO ABBREVIATION(S):

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica MSCI EAFE Index VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Investments, at value (cost $73,037,749)	$86,859,994
Repurchase agreement, at value (cost $1,060,229)	1,060,229
Cash collateral pledged at broker for:
Futures contracts	65,465
Foreign currency, at value (cost $344,386)	341,827
Receivables and other assets:
Shares of beneficial interest sold	11,397
Dividends	110,768
Interest	221
Tax reclaims	285,794
Due from investment manager	1,889
Prepaid expenses	359

Total assets	88,737,943

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	100
Distribution and service fees	14,697
Transfer agent costs	55
Trustee and CCO fees	177
Audit and tax fees	25,670
Custody fees	40,792
Legal fees	1,230
Printing and shareholder reports fees	1,205
Other accrued expenses	7,550
Variation margin payable on futures contracts	6,236

Total liabilities	97,712

Net assets	$88,640,231

Net assets consist of:
Capital stock ($0.01 par value)	$67,042
Additional paid-in capital	73,523,449
Total distributable earnings (accumulated losses)	15,049,740

Net assets	$88,640,231

Net assets by class:
Initial Class	$12,318,204
Service Class	76,322,027

Shares outstanding:
Initial Class	926,191
Service Class	5,778,021

Net asset value and offering price per share:
Initial Class	$13.30
Service Class	13.21

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income	$1,863,780
Interest income	10,276
Withholding taxes on foreign income	(200,323)

Total investment income	1,673,733

Expenses:
Investment management fees	46,808
Distribution and service fees:
Service Class	91,382
Transfer agent costs	463
Trustee and CCO fees	1,943
Audit and tax fees	25,603
Custody fees	42,586
Legal fees	2,955
Printing and shareholder reports fees	2,474
Filing fees	4,982
Other	7,051

Total expenses before waiver and/or reimbursement and recapture	226,247
Expenses waived and/or reimbursed:
Initial Class	(8,209)
Service Class	(50,061)

Net expenses	167,977

Net investment income (loss)	1,505,756

Net realized gain (loss) on:
Investments	(410,766)
Futures contracts	87,913
Foreign currency transactions	(14,491)

Net realized gain (loss)	(337,344)

Net change in unrealized appreciation (depreciation) on:
Investments	3,281,776
Futures contracts	(40,622)
Translation of assets and liabilities denominated in foreign currencies	(15,764)

Net change in unrealized appreciation (depreciation)	3,225,390

Net realized and change in unrealized gain (loss)	2,888,046

Net increase (decrease) in net assets resulting from operations	$4,393,802

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica MSCI EAFE Index VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:

Net investment income (loss)	$1,505,756	$1,903,649
Net realized gain (loss)	(337,344)	(373,150)
Net change in unrealized appreciation (depreciation)	3,225,390	10,421,086

Net increase (decrease) in net assets resulting from operations	4,393,802	11,951,585

Dividends and/or distributions to shareholders:
Initial Class	—	(229,190)

Service Class	—	(1,514,516)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(1,743,706)

Capital share transactions:
Proceeds from shares sold:
Initial Class	489,791	3,903,876

Service Class	4,305,941	11,643,185

	4,795,732	15,547,061
Dividends and/or distributions reinvested:
Initial Class	—	229,190

Service Class	—	1,514,516

	—	1,743,706
Cost of shares redeemed:
Initial Class	(680,049)	(832,353)

Service Class	(3,257,232)	(10,195,392)

	(3,937,281)	(11,027,745)

Net increase (decrease) in net assets resulting from capital share transactions	858,451	6,263,022

Net increase (decrease) in net assets	5,252,253	16,470,901

Net assets:
Beginning of period/year	83,387,978	66,917,077
End of period/year	$88,640,231	$83,387,978

Capital share transactions - shares:
Shares issued:
Initial Class	38,673	324,877

Service Class	331,270	974,596

	369,943	1,299,473
Shares reinvested:
Initial Class	—	19,292

Service Class	—	128,132

	—	147,424
Shares redeemed:
Initial Class	(52,045)	(69,878)

Service Class	(250,438)	(861,431)

	(302,483)	(931,309)
Net increase (decrease) in shares outstanding:
Initial Class	(13,372)	274,291

Service Class	80,832	241,297

	67,460	515,588

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica MSCI EAFE Index VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$12.63		$10.98	$13.25	$12.10	$11.40	$9.53

Investment operations:
Net investment income (loss)(A)	0.24		0.33	0.34	0.35	0.24	0.30
Net realized and unrealized gain (loss)	0.43		1.62	(2.25)	1.01	0.65	1.72

Total investment operations	0.67		1.95	(1.91)	1.36	0.89	2.02

Dividends and/or distributions to shareholders:
Net investment income	—		(0.30)	(0.36)	(0.21)	(0.18)	(0.15)
Net realized gains	—		—	—	—	(0.01)	—

Total dividends and/or distributions to shareholders	—		(0.30)	(0.36)	(0.21)	(0.19)	(0.15)

Net asset value, end of period/year	$13.30		$12.63	$10.98	$13.25	$12.10	$11.40

Total return	5.30	%(B)	17.92%	(14.28)%	11.26%	8.12%	21.32%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,318		$11,862	$7,307	$8,288	$6,492	$3,937
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.32	%(C)	0.36%	0.50%	0.34%	0.57%	0.59%
Including waiver and/or reimbursement and recapture	0.18	%(C)	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income (loss) to average net assets	3.74	%(C)	2.75%	3.04%	2.67%	2.29%	2.85%
Portfolio turnover rate	1	%(B)	6%	4%	3%	3%	5%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica MSCI EAFE Index VP

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$12.55		$10.93	$13.18	$12.04	$11.37	$9.51

Investment operations:
Net investment income (loss)(A)	0.22		0.30	0.31	0.31	0.21	0.28
Net realized and unrealized gain (loss)	0.44		1.59	(2.23)	1.02	0.64	1.71

Total investment operations	0.66		1.89	(1.92)	1.33	0.85	1.99

Dividends and/or distributions to shareholders:
Net investment income	—		(0.27)	(0.33)	(0.19)	(0.17)	(0.13)
Net realized gains	—		—	—	—	(0.01)	—

Total dividends and/or distributions to shareholders	—		(0.27)	(0.33)	(0.19)	(0.18)	(0.13)

Net asset value, end of period/year	$13.21		$12.55	$10.93	$13.18	$12.04	$11.37

Total return	5.26	%(B)	17.46%	(14.45)%	10.95%	7.81%	21.10%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$76,322		$71,526	$59,610	$70,417	$59,190	$42,262
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.57	%(C)	0.61%	0.75%	0.59%	0.82%	0.84%
Including waiver and/or reimbursement and recapture	0.43	%(C)	0.43%	0.43%	0.43%	0.43%	0.43%
Net investment income (loss) to average net assets	3.51	%(C)	2.55%	2.77%	2.41%	2.01%	2.62%
Portfolio turnover rate	1	%(B)	6%	4%	3%	3%	5%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica MSCI EAFE Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2024 by the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2024, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2024 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2024.

Liability Derivatives

Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Futures contracts:
Total distributable earnings (accumulated losses) (A)(B)	$ —	$ —	$ (730)	$ —	$ —	$ (730)

Total	$ —	$ —	$ (730)	$ —	$ —	$ (730)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.

(B)

Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2024.

Realized Gain (Loss) on Derivative Instruments

Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Futures contracts	$ —	$ —	$ 87,913	$ —	$ —	$ 87,913

Total	$ —	$ —	$ 87,913	$ —	$ —	$ 87,913

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments

Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Futures contracts	$ —	$ —	$ (40,622)	$ —	$ —	$ (40,622)

Total	$ —	$ —	$ (40,622)	$ —	$ —	$ (40,622)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2024.

Futures contracts:
Average notional value of contracts — long	$1,337,558

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Index fund risk: While the Portfolio seeks to track the performance of the MSCI EAFE Index (i.e., achieve a high degree of correlation with the index), the Portfolio’s return may not match the return of the index. The Portfolio incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The Portfolio may attempt to replicate the index return by investing in fewer than all of the securities in the index, or in some securities not included in the index, potentially increasing the risk of divergence between the Portfolio’s return and that of the index.

Passive strategy/index risk: The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the index or of the actual securities comprising the index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the Portfolio.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM at an annual rate of 0.11% of daily average net assets.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.18%	May 1, 2025
Service Class	0.43	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the 36-month period ended June 30, 2024, the balances available for recapture by TAM for the Portfolio are as follows:

	Amounts Available
	2021	2022	2023	2024	Total
Initial Class	$5,073	$24,890	$22,700	$8,209	$60,872
Service Class	60,257	202,553	159,222	50,061	472,093

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 3,115,028	$ —	$ 1,188,370	$ —

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 74,097,978	$ 19,893,595	$ (6,072,080)	$ 13,821,515

11. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica MSCI EAFE Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica MSCI EAFE Index VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and SSGA Funds Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica MSCI EAFE Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

business and investor needs. The Trustees noted that the objective of the Portfolio, as an index fund, is to track, and not necessarily exceed, its benchmark index, and that unlike the Portfolio, the index is not subject to any expenses or transaction costs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, and 5-year periods.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica MSCI EAFE Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Trustees noted that the Portfolio’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 60.6%
Aerospace & Defense - 0.7%
Howmet Aerospace, Inc.	50,588	$3,927,146
Northrop Grumman Corp.	2,822	1,230,251
RTX Corp.	10,820	1,086,220
Textron, Inc.	35,948	3,086,495
TransDigm Group, Inc.	1,247	1,593,180

		10,923,292

Air Freight & Logistics - 0.6%
FedEx Corp.	11,188	3,354,610
United Parcel Service, Inc., Class B	40,062	5,482,485

		8,837,095

Automobile Components - 0.1%
Aptiv PLC (A)	17,660	1,243,617

Automobiles - 0.6%
Tesla, Inc. (A)	46,188	9,139,682

Banks - 2.1%
Bank of America Corp.	266,431	10,595,961
Citigroup, Inc.	18,468	1,171,979
Fifth Third Bancorp	100,088	3,652,211
Truist Financial Corp.	119,519	4,643,313
US Bancorp	77,462	3,075,242
Wells Fargo & Co.	140,357	8,335,802

		31,474,508

Beverages - 1.1%
Coca-Cola Co.	141,197	8,987,189
Monster Beverage Corp. (A)	51,747	2,584,763
PepsiCo, Inc.	34,679	5,719,607

		17,291,559

Biotechnology - 1.7%
AbbVie, Inc.	63,300	10,857,216
Biogen, Inc. (A)	7,151	1,657,745
BioMarin Pharmaceutical, Inc. (A)	4,621	380,447
Neurocrine Biosciences, Inc. (A)	6,090	838,410
Regeneron Pharmaceuticals, Inc. (A)	5,588	5,873,156
Sarepta Therapeutics, Inc. (A)	2,960	467,680
Vertex Pharmaceuticals, Inc. (A)	12,243	5,738,539

		25,813,193

Broadline Retail - 2.7%
Amazon.com, Inc. (A)	209,367	40,460,173

Building Products - 0.9%
Carrier Global Corp.	60,573	3,820,945
Masco Corp.	30,727	2,048,569
Trane Technologies PLC	23,213	7,635,452

		13,504,966

Capital Markets - 1.4%
Ameriprise Financial, Inc.	2,615	1,117,102
Charles Schwab Corp.	49,169	3,623,264
CME Group, Inc.	22,823	4,487,002
Goldman Sachs Group, Inc.	12,253	5,542,277

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Intercontinental Exchange, Inc.	26,916	$3,684,531
State Street Corp.	43,415	3,212,710

		21,666,886

Chemicals - 1.1%
Dow, Inc.	76,877	4,078,325
Eastman Chemical Co.	9,155	896,915
Linde PLC	17,986	7,892,437
LyondellBasell Industries NV, Class A	23,961	2,292,109
PPG Industries, Inc.	9,589	1,207,159

		16,366,945

Commercial Services & Supplies - 0.1%
Cintas Corp.	1,725	1,207,949

Communications Equipment - 0.1%
Motorola Solutions, Inc.	3,355	1,295,198

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,223	1,204,421

Consumer Staples Distribution & Retail - 0.5%
Costco Wholesale Corp.	9,356	7,952,506

Distributors - 0.0% (B)
LKQ Corp.	13,866	576,687

Electric Utilities - 1.2%
NextEra Energy, Inc.	89,914	6,366,810
NRG Energy, Inc.	4,598	358,000
PG&E Corp.	248,155	4,332,786
Southern Co.	98,071	7,607,368

		18,664,964

Electrical Equipment - 0.4%
AMETEK, Inc.	3,436	572,816
Eaton Corp. PLC	16,581	5,198,972

		5,771,788

Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.	19,640	763,014
TE Connectivity Ltd.	6,162	926,950

		1,689,964

Energy Equipment & Services - 0.1%
Baker Hughes Co.	35,127	1,235,417

Entertainment - 0.2%
Netflix, Inc. (A)	3,154	2,128,572
Warner Music Group Corp., Class A	34,388	1,053,992

		3,182,564

Financial Services - 2.8%
Berkshire Hathaway, Inc., Class B (A)	29,774	12,112,063
Block, Inc. (A)	9,572	617,298
Corpay, Inc. (A)	11,670	3,109,005
Fidelity National Information Services, Inc.	38,471	2,899,175
Mastercard, Inc., Class A	31,350	13,830,366
Visa, Inc., Class A	38,950	10,223,206

		42,791,113

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food Products - 0.5%
Mondelez International, Inc., Class A	108,312	$7,087,937

Ground Transportation - 0.7%
CSX Corp.	97,848	3,273,015
Uber Technologies, Inc. (A)	79,126	5,750,878
Union Pacific Corp.	9,487	2,146,529

		11,170,422

Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	17,629	589,690
Becton Dickinson & Co.	4,832	1,129,287
Boston Scientific Corp. (A)	64,137	4,939,190
Dexcom, Inc. (A)	7,660	868,491
Medtronic PLC	52,471	4,129,992
Stryker Corp.	20,296	6,905,714

		18,562,364

Health Care Providers & Services - 1.5%
Elevance Health, Inc.	7,922	4,292,615
HCA Healthcare, Inc.	3,267	1,049,622
Humana, Inc.	6,155	2,299,816
McKesson Corp.	2,611	1,524,928
UnitedHealth Group, Inc.	27,253	13,878,863

		23,045,844

Health Care REITs - 0.3%
Ventas, Inc.	61,024	3,128,090
Welltower, Inc.	19,752	2,059,146

		5,187,236

Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc.	1,505	5,962,057
Chipotle Mexican Grill, Inc. (A)	74,600	4,673,690
Expedia Group, Inc. (A)	18,330	2,309,397
Hilton Worldwide Holdings, Inc.	12,004	2,619,273
McDonald’s Corp.	16,177	4,122,547
Royal Caribbean Cruises Ltd. (A)	21,052	3,356,320
Yum! Brands, Inc.	32,755	4,338,727

		27,382,011

Household Durables - 0.1%
Lennar Corp., Class A	8,043	1,205,405
Toll Brothers, Inc.	8,456	973,962

		2,179,367

Household Products - 0.3%
Church & Dwight Co., Inc.	10,209	1,058,469
Procter & Gamble Co.	22,459	3,703,938

		4,762,407

Independent Power & Renewable Electricity Producers - 0.0% (B)
Vistra Corp.	6,808	585,352

Industrial Conglomerates - 0.6%
Honeywell International, Inc.	43,320	9,250,553

Industrial REITs - 0.3%
Prologis, Inc.	46,607	5,234,432

	Shares	Value
COMMON STOCKS (continued)
Insurance - 1.2%
Aflac, Inc.	29,803	$2,661,706
Aon PLC, Class A	3,095	908,630
MetLife, Inc.	35,742	2,508,731
Principal Financial Group, Inc.	23,003	1,804,585
Progressive Corp.	27,720	5,757,721
Travelers Cos., Inc.	24,660	5,014,365

		18,655,738

Interactive Media & Services - 4.2%
Alphabet, Inc., Class A	119,781	21,818,109
Alphabet, Inc., Class C	88,922	16,310,073
Meta Platforms, Inc., Class A	51,159	25,795,391

		63,923,573

IT Services - 0.6%
Accenture PLC, Class A	15,412	4,676,155
Cognizant Technology Solutions Corp., Class A	55,340	3,763,120

		8,439,275

Life Sciences Tools & Services - 0.8%
Danaher Corp.	20,393	5,095,191
Thermo Fisher Scientific, Inc.	13,750	7,603,750

		12,698,941

Machinery - 0.8%
Deere & Co.	17,437	6,514,986
Ingersoll Rand, Inc.	16,953	1,540,011
Otis Worldwide Corp.	49,532	4,767,950

		12,822,947

Media - 0.6%
Charter Communications, Inc., Class A (A)	6,181	1,847,872
Comcast Corp., Class A	167,314	6,552,016
Liberty Media Corp. - Liberty SiriusXM, Class A (A)	30,016	664,854

		9,064,742

Metals & Mining - 0.1%
Nucor Corp.	7,246	1,145,448

Multi-Utilities - 0.1%
CMS Energy Corp.	32,710	1,947,226

Oil, Gas & Consumable Fuels - 2.2%
Chevron Corp.	10,200	1,595,484
ConocoPhillips	51,501	5,890,684
Diamondback Energy, Inc.	20,236	4,051,045
EOG Resources, Inc.	44,716	5,628,403
Exxon Mobil Corp.	136,413	15,703,865

		32,869,481

Passenger Airlines - 0.1%
Delta Air Lines, Inc.	28,769	1,364,801

Personal Care Products - 0.2%
Estee Lauder Cos., Inc., Class A	7,924	843,114
Kenvue, Inc.	99,583	1,810,419

		2,653,533

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	114,909	$4,772,171
Eli Lilly & Co.	14,254	12,905,286
Johnson & Johnson	35,679	5,214,843
Merck & Co., Inc.	42,964	5,318,943

		28,211,243

Professional Services - 0.2%
Leidos Holdings, Inc.	20,793	3,033,283

Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	29,868	1,945,303

Semiconductors & Semiconductor Equipment - 7.6%
Advanced Micro Devices, Inc. (A)	42,461	6,887,599
Analog Devices, Inc.	34,044	7,770,883
Broadcom, Inc.	5,397	8,665,045
Lam Research Corp.	2,949	3,140,243
Micron Technology, Inc.	42,274	5,560,299
NVIDIA Corp.	528,006	65,229,861
NXP Semiconductors NV	30,226	8,133,514
Qorvo, Inc. (A)	8,120	942,245
Texas Instruments, Inc.	43,433	8,449,022

		114,778,711

Software - 6.6%
Adobe, Inc. (A)	3,030	1,683,286
Cadence Design Systems, Inc. (A)	5,460	1,680,315
Intuit, Inc.	9,922	6,520,838
Microsoft Corp.	164,847	73,678,367
Salesforce, Inc.	30,059	7,728,169
ServiceNow, Inc. (A)	10,450	8,220,701

		99,511,676

Specialized REITs - 0.4%
Digital Realty Trust, Inc.	21,982	3,342,363
SBA Communications Corp.	13,900	2,728,570

		6,070,933

Specialty Retail - 1.7%
AutoNation, Inc. (A)	1,207	192,372
AutoZone, Inc. (A)	2,255	6,684,046
Best Buy Co., Inc.	23,660	1,994,301
Burlington Stores, Inc. (A)	8,911	2,138,640
Lowe’s Cos., Inc.	38,604	8,510,638
O’Reilly Automotive, Inc. (A)	1,389	1,466,867
Ross Stores, Inc.	21,414	3,111,882
TJX Cos., Inc.	10,556	1,162,216

		25,260,962

Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	302,069	63,621,773
Hewlett Packard Enterprise Co.	93,210	1,973,255
Seagate Technology Holdings PLC	44,596	4,605,429
Western Digital Corp. (A)	11,466	868,779

		71,069,236

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.3%
Altria Group, Inc.	27,202	$1,239,051
Philip Morris International, Inc.	24,579	2,490,590

		3,729,641

Trading Companies & Distributors - 0.1%
United Rentals, Inc.	2,677	1,731,296

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	16,973	2,990,303

Total Common Stocks (Cost $589,176,483)		920,660,704

	Principal	Value
CORPORATE DEBT SECURITIES - 13.9%
Aerospace & Defense - 0.4%
BAE Systems PLC
5.30%, 03/26/2034 (C)	$780,000	774,429
Boeing Co.
3.50%, 03/01/2039	2,022,000	1,440,085
6.53%, 05/01/2034 (C)	350,000	359,020
6.86%, 05/01/2054 (C)	601,000	619,611
General Electric Co.
4.13%, 10/09/2042	690,000	579,399
4.50%, 03/11/2044	932,000	813,823
HEICO Corp.
5.35%, 08/01/2033	1,548,000	1,536,858

		6,123,225

Automobile Components - 0.1%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032	769,000	667,918
ZF North America Capital, Inc.
6.88%, 04/23/2032 (C)	600,000	620,270

		1,288,188

Automobiles - 0.5%
BMW US Capital LLC
2.80%, 04/11/2026 (C)	1,104,000	1,059,429
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,545,000	1,495,176
6.95%, 03/06/2026	392,000	398,313
General Motors Co.
6.25%, 10/02/2043	326,000	325,851
General Motors Financial Co., Inc.
5.00%, 04/09/2027	872,000	863,213
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (C)	1,307,000	1,361,002
Stellantis Finance US, Inc.
2.69%, 09/15/2031 (C)	887,000	733,634
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (C)	1,088,000	964,374

		7,200,992

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 2.5%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (D), 03/14/2028	$1,000,000	$998,415
Bank of America Corp.
Fixed until 01/23/2034, 5.47% (D), 01/23/2035	1,199,000	1,200,785
Fixed until 09/15/2028, 5.82% (D), 09/15/2029	4,009,000	4,094,783
Barclays PLC
Fixed until 03/12/2054, 6.04% (D), 03/12/2055	256,000	260,690
Fixed until 11/02/2025, 7.33% (D), 11/02/2026	1,407,000	1,431,600
Citigroup, Inc.
Fixed until 06/11/2034, 5.45% (D), 06/11/2035	598,000	594,615
Fixed until 05/25/2033, 6.17% (D), 05/25/2034	956,000	973,561
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (D), 11/26/2025	681,000	675,138
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (D), 10/21/2032	1,620,000	1,349,251
ING Groep NV
Fixed until 09/11/2033, 6.11% (D), 09/11/2034	840,000	867,588
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (D), 11/21/2033 (C)	2,293,000	2,533,199
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (D), 04/22/2027	1,769,000	1,650,873
Fixed until 01/23/2029, 5.01% (D), 01/23/2030	3,100,000	3,078,114
Fixed until 01/23/2034, 5.34% (D), 01/23/2035	724,000	721,177
Fixed until 04/22/2034, 5.77% (D), 04/22/2035	559,000	574,717
Lloyds Banking Group PLC
Fixed until 08/11/2032, 4.98% (D), 08/11/2033	725,000	694,067
Fixed until 01/05/2034, 5.68% (D), 01/05/2035	1,195,000	1,192,477
M&T Bank Corp.
Fixed until 03/13/2031, 6.08% (D), 03/13/2032 (E)	600,000	598,582
Morgan Stanley
Fixed until 01/16/2029, 5.17% (D), 01/16/2030	2,969,000	2,963,278
Fixed until 01/18/2034, 5.47% (D), 01/18/2035	544,000	543,636
Fixed until 04/19/2034, 5.83% (D), 04/19/2035	1,164,000	1,195,723
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (D), 01/22/2035	203,000	204,522
Fixed until 08/18/2033, 5.94% (D), 08/18/2034	1,117,000	1,147,091

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (D), 01/26/2034	$1,160,000	$1,112,686
Fixed until 01/24/2034, 5.71% (D), 01/24/2035	776,000	774,129
Fixed until 06/08/2033, 5.87% (D), 06/08/2034	689,000	695,519
Fixed until 10/30/2028, 7.16% (D), 10/30/2029	571,000	606,594
UBS Group AG
Fixed until 09/11/2024, 2.59% (D), 09/11/2025 (C)	1,088,000	1,080,781
Fixed until 08/12/2032, 6.54% (D), 08/12/2033 (C)	1,772,000	1,863,902
Wells Fargo & Co.
Fixed until 07/25/2033, 5.56% (D), 07/25/2034	1,617,000	1,619,185

		37,296,678

Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	1,226,000	1,054,530
Constellation Brands, Inc.
3.15%, 08/01/2029	581,000	527,302
3.70%, 12/06/2026	276,000	266,638
Diageo Capital PLC
5.50%, 01/24/2033	660,000	679,781

		2,528,251

Biotechnology - 0.2%
Amgen, Inc.
2.80%, 08/15/2041	708,000	499,709
5.60%, 03/02/2043	897,000	887,293
CSL Finance PLC
4.63%, 04/27/2042 (C)	709,000	636,025
Gilead Sciences, Inc.
4.15%, 03/01/2047	285,000	232,509
Royalty Pharma PLC
2.20%, 09/02/2030	937,000	781,539

		3,037,075

Building Products - 0.1%
Lowe’s Cos., Inc.
3.75%, 04/01/2032	1,344,000	1,222,344
Mohawk Industries, Inc.
5.85%, 09/18/2028	658,000	671,606

		1,893,950

Capital Markets - 0.2%
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (D), 05/19/2034	1,945,000	1,986,999
LPL Holdings, Inc.
5.70%, 05/20/2027	605,000	607,490

		2,594,489

Chemicals - 0.1%
Celanese US Holdings LLC
6.70%, 11/15/2033	873,000	919,097

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Nutrien Ltd.
4.90%, 03/27/2028	$697,000	$689,137
OCP SA
6.75%, 05/02/2034 (C)	565,000	579,396

		2,187,630

Commercial Services & Supplies - 0.6%
ADT Security Corp.
4.13%, 08/01/2029 (C)	1,193,000	1,100,342
Ashtead Capital, Inc.
5.55%, 05/30/2033 (C)	294,000	286,995
5.80%, 04/15/2034 (C)	366,000	363,900
Element Fleet Management Corp.
6.32%, 12/04/2028 (C)	1,774,000	1,835,277
GXO Logistics, Inc.
2.65%, 07/15/2031	2,268,000	1,841,850
6.50%, 05/06/2034	698,000	710,108
Quanta Services, Inc.
2.90%, 10/01/2030	822,000	724,919
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	2,216,000	1,827,379
Veralto Corp.
5.45%, 09/18/2033 (C)	1,002,000	1,002,007

		9,692,777

Construction Materials - 0.0% (B)
Holcim Finance US LLC
4.75%, 09/22/2046 (C)	277,000	240,532

Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (C)	1,372,000	1,100,765
Sysco Corp.
3.30%, 07/15/2026	897,000	862,649

		1,963,414

Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	931,000	862,984

Distributors - 0.0% (B)
LKQ Corp.
6.25%, 06/15/2033	640,000	657,344

Diversified REITs - 0.6%
Broadstone Net Lease LLC
2.60%, 09/15/2031	1,578,000	1,256,218
Safehold GL Holdings LLC
6.10%, 04/01/2034	1,218,000	1,205,546
SBA Tower Trust
1.63%, 05/15/2051 (C)	848,000	770,270
1.88%, 07/15/2050 (C)	1,309,000	1,231,036
2.84%, 01/15/2050 (C)	3,421,000	3,360,914
WP Carey, Inc.
5.38%, 06/30/2034	956,000	931,351

		8,755,335

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.
1.68%, 10/30/2030	$1,337,000	$1,087,369
2.99%, 10/30/2056	1,928,000	1,188,267

		2,275,636

Electric Utilities - 0.4%
Appalachian Power Co.
3.40%, 06/01/2025	505,000	494,400
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	104,000	105,639
CMS Energy Corp.
4.88%, 03/01/2044	185,000	167,860
DTE Electric Co.
4.30%, 07/01/2044	1,778,000	1,515,822
Duke Energy Corp.
3.75%, 09/01/2046	1,830,000	1,337,891
Duke Energy Progress LLC
3.60%, 09/15/2047	1,265,000	917,461
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	69,000	66,729
Pacific Gas & Electric Co.
2.50%, 02/01/2031	1,026,000	847,442
Public Service Electric & Gas Co.
3.00%, 05/15/2025	515,000	504,723
Vistra Operations Co. LLC
6.88%, 04/15/2032 (C)	596,000	605,036

		6,563,003

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp.
5.25%, 04/05/2034	1,202,000	1,200,749
Arrow Electronics, Inc.
2.95%, 02/15/2032	1,241,000	1,039,843
5.88%, 04/10/2034	612,000	607,047
Keysight Technologies, Inc.
4.60%, 04/06/2027	1,026,000	1,007,893
Sensata Technologies, Inc.
4.38%, 02/15/2030 (C)	697,000	640,137
Trimble, Inc.
6.10%, 03/15/2033	985,000	1,021,762

		5,517,431

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (C)	1,381,000	1,319,270

Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	1,562,000	1,533,154
Aviation Capital Group LLC
1.95%, 01/30/2026 (C)	726,000	683,126
5.50%, 12/15/2024 (C)	2,174,000	2,168,126
Avolon Holdings Funding Ltd.
5.50%, 01/15/2026 (C)	682,000	676,567
5.75%, 11/15/2029 (C)	1,771,000	1,759,941

		6,820,914

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.2%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	$1,353,000	$1,159,340
Cargill, Inc.
5.13%, 10/11/2032 (C)	725,000	724,784
J M Smucker Co.
6.50%, 11/15/2043	592,000	625,243
Viterra Finance BV
4.90%, 04/21/2027 (C)	1,213,000	1,194,210

		3,703,577

Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp.
2.75%, 09/23/2026 (C)	619,000	585,535
5.75%, 12/06/2052 (C)	262,000	266,301

		851,836

Health Care Providers & Services - 0.8%
Cardinal Health, Inc.
5.45%, 02/15/2034	773,000	771,003
Centene Corp.
3.00%, 10/15/2030	1,425,000	1,218,361
3.38%, 02/15/2030	683,000	606,255
Cigna Group
2.40%, 03/15/2030	776,000	671,876
5.25%, 02/15/2034	1,369,000	1,352,706
CVS Health Corp.
5.25%, 01/30/2031	445,000	440,555
6.00%, 06/01/2044	1,075,000	1,057,414
Elevance Health, Inc.
2.25%, 05/15/2030	886,000	759,736
5.13%, 02/15/2053	724,000	669,291
HCA, Inc.
5.60%, 04/01/2034	1,266,000	1,260,813
6.00%, 04/01/2054	979,000	969,971
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (C)	451,000	445,288
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	736,000	657,827
Molina Healthcare, Inc.
4.38%, 06/15/2028 (C)	525,000	494,148
UnitedHealth Group, Inc.
5.20%, 04/15/2063	1,043,000	971,248

		12,346,492

Health Care REITs - 0.1%
DOC DR LLC
2.63%, 11/01/2031	1,347,000	1,117,110

Health Care Technology - 0.0% (B)
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030	589,000	605,708

Hotel & Resort REITs - 0.0% (B)
Host Hotels & Resorts LP
5.70%, 07/01/2034	442,000	435,262

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.2%
Hyatt Hotels Corp.
1.80%, 10/01/2024	$593,000	$586,745
5.25%, 06/30/2029	928,000	920,988
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	1,638,000	1,337,105

		2,844,838

Insurance - 0.6%
Allstate Corp.
5.05%, 06/24/2029	1,890,000	1,882,642
Constellation Insurance, Inc.
6.80%, 01/24/2030 (C)	2,287,000	2,237,064
Equitable Holdings, Inc.
5.59%, 01/11/2033	1,663,000	1,687,746
Global Atlantic Finance Co.
6.75%, 03/15/2054 (C)	249,000	247,412
7.95%, 06/15/2033 (C)	1,043,000	1,146,978
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (D), 05/23/2042 (C)	800,000	798,048
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (D), 10/01/2050	1,377,000	1,197,491

		9,197,381

Interactive Media & Services - 0.1%
Meta Platforms, Inc.
4.80%, 05/15/2030	1,052,000	1,054,145

Internet & Catalog Retail - 0.0% (B)
Expedia Group, Inc.
2.95%, 03/15/2031	90,000	77,945

Machinery - 0.2%
CNH Industrial Capital LLC
4.55%, 04/10/2028	974,000	953,081
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,640,000	1,443,193
Ingersoll Rand, Inc.
5.45%, 06/15/2034	905,000	914,712

		3,310,986

Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	649,000	478,397
Comcast Corp.
2.94%, 11/01/2056	594,000	360,495
NBCUniversal Media LLC
4.45%, 01/15/2043	627,000	542,987
Paramount Global
4.20%, 05/19/2032	635,000	519,649

		1,901,528

Metals & Mining - 0.3%
Anglo American Capital PLC
4.50%, 03/15/2028 (C)	1,401,000	1,358,933

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
ArcelorMittal SA
6.55%, 11/29/2027	$1,457,000	$1,502,515
Glencore Funding LLC
2.63%, 09/23/2031 (C)	1,387,000	1,140,027

		4,001,475

Office REITs - 0.1%
COPT Defense Properties LP
2.00%, 01/15/2029	141,000	119,625
2.25%, 03/15/2026	519,000	489,986
Highwoods Realty LP
7.65%, 02/01/2034	432,000	464,553
Kilroy Realty LP
4.25%, 08/15/2029	485,000	439,827

		1,513,991

Oil, Gas & Consumable Fuels - 1.3%
Boardwalk Pipelines LP
3.40%, 02/15/2031	647,000	567,096
Chevron USA, Inc.
3.25%, 10/15/2029	796,000	739,052
Diamondback Energy, Inc.
5.40%, 04/18/2034	1,604,000	1,589,987
Enbridge, Inc.
5.63%, 04/05/2034	1,339,000	1,339,859
Energy Transfer LP
5.15%, 02/01/2043	811,000	712,340
5.55%, 02/15/2028	619,000	624,034
5.95%, 10/01/2043	680,000	661,033
Enterprise Products Operating LLC
4.25%, 02/15/2048	2,275,000	1,869,098
EQM Midstream Partners LP
6.38%, 04/01/2029 (C)	325,000	328,278
Hess Midstream Operations LP
6.50%, 06/01/2029 (C)	530,000	537,345
Occidental Petroleum Corp.
5.55%, 03/15/2026	1,547,000	1,544,101
ONEOK, Inc.
6.10%, 11/15/2032	1,442,000	1,492,565
Ovintiv, Inc.
6.25%, 07/15/2033	926,000	956,293
Petroleos Mexicanos
6.50%, 01/23/2029	656,000	592,438
6.84%, 01/23/2030	1,509,000	1,328,362
6.88%, 08/04/2026	400,000	391,074
7.69%, 01/23/2050	166,000	119,948
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	1,050,000	959,432
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	940,000	907,427
Shell International Finance BV
2.50%, 09/12/2026	652,000	617,153
3.75%, 09/12/2046	244,000	189,447
Western Midstream Operating LP
6.15%, 04/01/2033	964,000	988,736

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.
5.40%, 03/04/2044	$117,000	$110,652

		19,165,750

Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	545,744	505,663
United Airlines Pass-Through Trust
3.75%, 03/03/2028	818,199	789,507

		1,295,170

Personal Care Products - 0.1%
Haleon US Capital LLC
3.38%, 03/24/2027	627,000	598,328
Kenvue, Inc.
5.00%, 03/22/2030	1,570,000	1,576,189

		2,174,517

Pharmaceuticals - 0.3%
AbbVie, Inc.
5.05%, 03/15/2034	1,224,000	1,222,967
Bayer US Finance II LLC
4.38%, 12/15/2028 (C)	890,000	845,734
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	472,000	463,322
Merck & Co., Inc.
5.00%, 05/17/2053	1,230,000	1,162,906
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	1,029,000	982,600
Viatris, Inc.
2.30%, 06/22/2027	510,000	465,713

		5,143,242

Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	1,068,000	1,053,864
5.10%, 12/15/2027	1,150,000	1,145,524

		2,199,388

Residential REITs - 0.1%
American Homes 4 Rent LP
5.50%, 02/01/2034	1,176,000	1,158,393
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	1,171,000	1,070,182

		2,228,575

Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	1,267,000	1,177,683
Broadcom, Inc.
3.14%, 11/15/2035 (C)	1,239,000	994,728
Foundry JV Holdco LLC
5.88%, 01/25/2034 (C)	957,000	950,488
6.15%, 01/25/2032 (C)	277,000	282,757
KLA Corp.
3.30%, 03/01/2050	905,000	640,365

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.
0.98%, 09/01/2024	$1,044,000	$1,035,169
5.05%, 03/15/2029	1,170,000	1,161,202
Micron Technology, Inc.
5.30%, 01/15/2031	1,204,000	1,202,472
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	563,000	372,306
3.40%, 05/01/2030	432,000	391,712
QUALCOMM, Inc.
3.25%, 05/20/2050	598,000	424,442

		8,633,324

Software - 0.5%
Constellation Software, Inc.
5.16%, 02/16/2029 (C)	358,000	358,098
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	221,000	199,287
Fiserv, Inc.
5.45%, 03/02/2028	1,000,000	1,009,463
Infor, Inc.
1.75%, 07/15/2025 (C)	1,376,000	1,319,333
Intuit, Inc.
5.50%, 09/15/2053	465,000	469,886
Oracle Corp.
3.65%, 03/25/2041	826,000	634,426
6.90%, 11/09/2052	1,139,000	1,281,567
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	1,686,000	1,658,368

		6,930,428

Specialized REITs - 0.3%
American Tower Trust #1
3.65%, 03/15/2048 (C)	775,000	728,572
Extra Space Storage LP
5.90%, 01/15/2031	1,480,000	1,513,467
VICI Properties LP
4.95%, 02/15/2030	1,735,000	1,674,292
Weyerhaeuser Co.
4.00%, 04/15/2030	1,286,000	1,201,177

		5,117,508

Tobacco - 0.2%
BAT Capital Corp.
6.00%, 02/20/2034	1,407,000	1,426,319
Philip Morris International, Inc.
5.25%, 02/13/2034	897,000	881,677
5.63%, 11/17/2029	1,114,000	1,138,406

		3,446,402

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
4.38%, 07/16/2042	250,000	212,054

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.
3.50%, 04/15/2031	$1,198,000	$1,078,598
3.88%, 04/15/2030	796,000	744,594
5.15%, 04/15/2034	1,201,000	1,183,047

		3,218,293

Total Corporate Debt Securities (Cost $222,305,932)		211,333,989

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.6%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	170,927	168,440
5.50%, 07/01/2037 - 06/01/2041	49,240	49,542
5.50%, 04/01/2053 - 07/01/2053 (F)	4,080,022	4,030,744
6.00%, 12/01/2037	18,471	18,994
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	4,208,000	3,480,900
2.81%, 01/25/2025	687,588	677,173
2.89%, 06/25/2027	26,883	26,768
3.01%, 07/25/2025	2,829,801	2,762,853
3.06% (D), 08/25/2024	2,230,519	2,218,344
3.30% (D), 11/25/2027	300,000	285,632
Federal National Mortgage Association
3.50%, 07/01/2028 - 01/01/2029	94,589	91,699
4.00%, 06/01/2042	44,329	41,904
4.50%, 02/01/2025 - 08/01/2052	2,656,858	2,512,938
5.00%, 04/01/2039 - 02/01/2054	12,646,331	12,259,237
5.50%, 04/01/2037 - 03/01/2053	3,106,249	3,076,398
1-Year RFUCC Treasury + 1.52%, 5.83% (D), 02/01/2043	19,819	19,855
6.00%, 08/01/2036 - 06/01/2041	634,721	649,731
6.00%, 06/01/2054 (F)	3,523,682	3,542,027
6.50%, 05/01/2040	48,868	50,339
Government National Mortgage Association REMICS, Interest Only STRIPS
0.64% (D), 02/16/2053	278,335	4,333
Tennessee Valley Authority
5.88%, 04/01/2036	1,170,000	1,289,824
Uniform Mortgage-Backed Security, TBA
2.00%, 07/01/2039 - 07/01/2054 (F)	15,450,000	12,770,358
2.50%, 07/01/2039 - 07/01/2054 (F)	33,904,000	28,250,942
3.00%, 07/01/2039 - 07/01/2054 (F)	28,117,000	24,173,713
3.50%, 07/01/2039 - 07/01/2054 (F)	21,736,000	19,436,261
4.00%, 07/01/2054 (F)	12,069,000	11,061,806
4.50%, 07/01/2054 (F)	11,225,000	10,599,820
5.50%, 07/01/2054 (F)	13,070,000	12,905,704
6.00%, 07/01/2054 (F)	4,977,000	4,995,738

Total U.S. Government Agency Obligations (Cost $162,784,755)		161,452,017

U.S. GOVERNMENT OBLIGATIONS - 9.0%
U.S. Treasury - 8.1%
U.S. Treasury Bonds
1.25%, 05/15/2050	4,111,000	2,052,609

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds (continued)
1.88%, 02/15/2051 - 11/15/2051	$1,934,000	$1,132,051
2.00%, 02/15/2050	1,923,000	1,175,809
2.25%, 08/15/2046 - 02/15/2052	5,051,000	3,326,112
2.38%, 02/15/2042 - 05/15/2051	5,479,000	3,898,127
2.50%, 02/15/2045 - 05/15/2046	9,156,000	6,519,164
2.75%, 08/15/2042 - 11/15/2047	6,635,000	4,989,800
2.88%, 08/15/2045 - 05/15/2049	6,348,900	4,807,058
3.00%, 05/15/2042 - 08/15/2052	8,631,900	6,641,369
3.13%, 05/15/2048	63,000	49,275
3.50%, 02/15/2039	512,000	462,380
3.63%, 02/15/2044 - 05/15/2053	5,528,800	4,773,149
3.88%, 02/15/2043	1,559,000	1,415,036
4.00%, 11/15/2052	2,317,000	2,123,585
4.13%, 08/15/2053	2,126,000	1,992,128
4.25%, 05/15/2039 - 02/15/2054	4,974,000	4,821,736
4.63%, 05/15/2054	1,795,000	1,830,900
4.75%, 11/15/2043 - 11/15/2053	3,963,000	4,079,300
5.25%, 02/15/2029	696,000	723,595
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	8,240,000	6,620,686
0.88%, 06/30/2026	588,100	545,555
1.13%, 10/31/2026 - 02/15/2031	7,909,000	6,858,918
1.38%, 11/15/2031	5,801,000	4,725,096
1.50%, 01/31/2027 - 02/15/2030	1,581,000	1,450,716
1.63%, 02/15/2026 - 05/15/2031	9,456,300	8,367,931
1.88%, 02/15/2032	1,539,300	1,294,275
2.25%, 11/15/2027	1,239,200	1,153,037
2.63%, 02/15/2029	817,000	757,768
2.75%, 02/15/2028 - 08/15/2032	4,686,500	4,397,592
2.88%, 05/15/2028	7,586,800	7,171,008
3.13%, 11/15/2028	1,274,600	1,210,920
3.50%, 01/31/2028	3,018,000	2,923,805
3.63%, 05/31/2028	3,548,000	3,448,490
3.75%, 12/31/2028	1,813,000	1,767,604
3.88%, 11/30/2027	1,450,800	1,423,654
4.00%, 01/15/2027	1,067,000	1,051,662
4.13%, 09/30/2027 - 11/15/2032	821,100	811,374
4.38%, 08/31/2028 - 05/15/2034	5,874,000	5,876,228
4.63%, 04/30/2029	1,083,000	1,096,114
4.88%, 11/30/2025	2,902,000	2,898,713

		122,664,329

U.S. Treasury Inflation-Protected Securities - 0.9%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	3,091,230	1,902,885
1.75%, 01/15/2028	1,804,755	1,775,644
2.50%, 01/15/2029	6,019,131	6,126,308
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	4,057,151	3,633,535

		13,438,372

Total U.S. Government Obligations (Cost $150,853,978)		136,102,701

	Principal	Value
MORTGAGE-BACKED SECURITIES - 2.5%
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 06/05/2030 (C)	$552,237	$511,923
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA, 0.73% (D), 11/05/2036 (C)	3,935,000	2,573
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (D), 03/25/2064 (C)	936,648	938,960
CIM Trust
Series 2021-R6, Class A1, 1.43% (D), 07/25/2061 (C)	2,080,969	1,791,850
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class B, 3.77%, 02/10/2048	600,000	587,811
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.00% (D), 09/25/2064 (C)	211,879	204,552
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (D), 04/25/2069 (C)	978,906	979,178
COMM Mortgage Trust
Series 2015-3BP, Class A, 3.18%, 02/10/2035 (C)	4,500,000	4,125,241
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (D), 01/25/2060 (C)	1,987,822	1,628,895
Series 2021-RPL6, Class A1, 2.00% (D), 10/25/2060 (C)	2,039,899	1,793,291
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-RMP1, Class A2, 1-Month Term SOFR + 0.41%, 5.76% (D), 12/25/2036	47,322	42,434
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B, 3.45%, 12/10/2036 (C)	2,200,000	2,161,788
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2, 3.09%, 03/05/2037 (C)	800,000	779,127
MetLife Securitization Trust
Series 2019-1A, Class A1A, 3.75% (D), 04/25/2058 (C)	57,464	55,668
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class B, 4.21% (D), 08/15/2046	945,000	577,390
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (D), 12/25/2052 (C)	86,457	79,180
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (D), 01/25/2054 (C)	85,839	79,798
Series 2014-2A, Class A3, 3.75% (D), 05/25/2054 (C)	319,345	297,136
Series 2014-3A, Class AFX3, 3.75% (D), 11/25/2054 (C)	85,250	79,169
Series 2015-2A, Class A1, 3.75% (D), 08/25/2055 (C)	163,061	151,082
Series 2016-2A, Class A1, 3.75% (D), 11/26/2035 (C)	174,735	162,958

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2016-3A, Class A1B, 3.25% (D), 09/25/2056 (C)	$294,224	$268,328
Series 2016-4A, Class A1, 3.75% (D), 11/25/2056 (C)	383,680	355,614
Series 2017-1A, Class A1, 4.00% (D), 02/25/2057 (C)	436,055	413,582
Series 2017-2A, Class A3, 4.00% (D), 03/25/2057 (C)	432,696	407,143
Series 2017-3A, Class A1, 4.00% (D), 04/25/2057 (C)	665,345	625,212
Series 2017-4A, Class A1, 4.00% (D), 05/25/2057 (C)	469,561	441,219
Series 2018-1A, Class A1A, 4.00% (D), 12/25/2057 (C)	507,875	479,056
Series 2018-RPL1, Class A1, 3.50% (D), 12/25/2057 (C)	287,538	272,159
Series 2019-4A, Class A1B, 3.50% (D), 12/25/2058 (C)	1,100,491	1,007,488
Series 2019-5A, Class A1B, 3.50% (D), 08/25/2059 (C)	1,143,751	1,053,672
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (D), 03/25/2063 (C)	918,934	918,986
Series 2024-NQM4, Class A1, 6.07% (D), 01/25/2064 (C)	1,192,884	1,190,993
Series 2024-NQM5, Class A1, 5.99% (D), 12/01/2064 (C)	477,481	477,234
Series 2024-NQM6, Class A1, 6.45% (D), 02/25/2064 (C)	1,173,957	1,182,540
Series 2024-NQM7, Class A1, 6.24% (D), 03/25/2064 (C)	1,657,719	1,664,622
Towd Point Mortgage Trust
Series 2017-3, Class A1, 2.75% (D), 07/25/2057 (C)	40,537	39,951
Series 2017-4, Class A1, 2.75% (D), 06/25/2057 (C)	498,991	476,744
Series 2017-6, Class A1, 2.75% (D), 10/25/2057 (C)	397,364	383,073
Series 2018-1, Class A1, 3.00% (D), 01/25/2058 (C)	244,363	237,508
Series 2018-4, Class A1, 3.00% (D), 06/25/2058 (C)	893,279	822,442
Series 2019-1, Class A1, 3.75% (D), 03/25/2058 (C)	1,648,980	1,569,917
Series 2020-4, Class A1, 1.75%, 10/25/2060 (C)	2,487,239	2,201,852
Series 2021-1, Class A1, 2.25% (D), 11/25/2061 (C)	1,947,580	1,776,936
Series 2022-4, Class A1, 3.75%, 09/25/2062 (C)	548,930	512,208
Series 2023-1, Class A1, 3.75%, 01/25/2063 (C)	2,205,023	2,077,140
UBS-BAMLL Trust
Series 2012-WRM, Class A, 3.66%, 06/10/2030 (C)	29,028	27,243

Total Mortgage-Backed Securities (Cost $41,124,540)		37,912,866

	Principal	Value
ASSET-BACKED SECURITIES - 2.2%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (C)	$203,654	$202,708
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (C)	261,718	240,018
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class A, 2.02%, 02/20/2027 (C)	660,000	626,540
Series 2023-7A, Class A, 5.90%, 08/21/2028 (C)	1,530,000	1,547,782
Series 2024-1A, Class A, 5.36%, 06/20/2030 (C)	1,230,000	1,224,884
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (C)	1,144,900	1,138,980
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	1,350,000	1,353,481
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, 3-Month Term SOFR + 1.26%, 6.59% (D), 10/18/2030 (C)	2,786,564	2,787,519
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	1,375,000	1,392,556
Ford Credit Auto Owner Trust
Series 2018-1, Class B, 3.34%, 07/15/2031 (C)	500,000	493,142
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A, 5.19%, 03/16/2026	110,209	110,110
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/2048 (C)	1,067,427	830,621
Series 2021-5CS, Class A, 2.31%, 10/20/2048 (C)	1,135,303	905,569
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (C)	1,477,285	1,217,169
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (C)	1,215,000	1,220,475
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 01/25/2038 (C)	868,359	875,105
Series 2024-1B, Class A, 5.75%, 09/15/2039 (C)	639,028	645,572
Series 2024-2A, Class A, 5.50%, 03/25/2038 (C)	537,964	541,026
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (C)	1,405,757	1,407,277
ICG US CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 6.79% (D), 10/20/2034 (C)	2,600,000	2,602,304

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
JG Wentworth XXII LLC
Series 2010-3A, Class A, 3.82%, 12/15/2048 (C)	$298,673	$298,329
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (C)	957,740	854,532
MVW LLC
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (C)	205,994	192,258
Series 2023-1A, Class A, 4.93%, 10/20/2040 (C)	877,658	869,243
Series 2024-1A, Class A, 5.32%, 02/20/2043 (C)	1,067,235	1,065,235
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036 (C)	97,549	95,143
Octagon Investment Partners 33 Ltd.
Series 2017-1A, Class A1, 3-Month Term SOFR + 1.45%, 6.78% (D), 01/20/2031 (C)	820,735	821,561
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2, 3-Month Term SOFR + 1.36%, 6.69% (D), 07/20/2030 (C)	816,086	816,734
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A, 1.33%, 07/20/2037 (C)	304,908	294,606
Series 2021-1A, Class A, 0.99%, 11/20/2037 (C)	525,760	499,710
Series 2023-1A, Class A, 5.20%, 01/20/2040 (C)	516,882	512,304
Series 2023-2A, Class A, 5.80%, 04/20/2040 (C)	1,046,996	1,045,382
Series 2023-3A, Class A, 6.10%, 09/20/2040 (C)	1,407,446	1,423,157
Series 2024-1A, Class A, 5.15%, 01/20/2043 (C)	774,318	770,461
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2, 1.08%, 01/15/2025 (C)	2,000,000	1,995,864
Veridian Auto Receivables Trust
Series 2023-1A, Class A2, 5.97%, 08/17/2026 (C)	493,653	493,853

Total Asset-Backed Securities (Cost $34,291,039)		33,411,210

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Brazil - 0.0% (B)
Brazil Government International Bonds
4.25%, 01/07/2025	480,000	474,412

Chile - 0.0% (B)
Chile Government International Bonds
3.50%, 01/25/2050	675,000	486,327

Colombia - 0.0% (B)
Colombia Government International Bonds
3.13%, 04/15/2031	615,000	483,951

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Dominican Republic - 0.1%
Dominican Republic International Bonds
6.60%, 06/01/2036 (C)(F)	$1,346,000	$1,338,885

Indonesia - 0.1%
Indonesia Government International Bonds
4.75%, 01/08/2026 (C)	1,429,000	1,416,496

Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	1,883,000	1,780,155

Panama - 0.1%
Panama Government International Bonds
3.88%, 03/17/2028	550,000	506,710

Serbia - 0.1%
Serbia International Bonds
6.00%, 06/12/2034 (C)	955,000	940,241

Total Foreign Government Obligations (Cost $7,822,730)		7,427,177

	Shares	Value
PREFERRED STOCK - 0.0% (B)
Banks - 0.0% (B)
Citigroup Capital XIII, 3-Month Term SOFR + 6.63%, 11.96% (D)	22,096	646,750

Total Preferred Stock (Cost $638,921)		646,750

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (B)
Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A, 6.64%, 04/01/2057	$45,000	48,972

Total Municipal Government Obligation (Cost $49,322)		48,972

COMMERCIAL PAPER - 7.6%
Banks - 2.8%
ABN AMRO Funding USA LLC
5.36% (G), 08/01/2024 (C)	5,000,000	4,974,490
5.45% (G), 07/17/2024 (C)	1,500,000	1,495,733
Australia & New Zealand Banking Group Ltd.
5.38% (G), 08/07/2024 (C)	1,350,000	1,341,982
HSBC USA, Inc.
5.57% (G), 07/23/2024 (C)	6,300,000	6,276,346
Korea Development Bank
5.47% (G), 07/08/2024	6,000,000	5,991,112
Lloyds Bank PLC
5.33% (G), 08/01/2024	5,569,000	5,540,836
Macquarie Bank Ltd.
5.39% (G), 08/12/2024 (C)	4,000,000	3,972,960

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Banks (continued)
Nordea Bank Abp
5.39% (G), 09/03/2024 (C)	$6,525,000	$6,460,870
Svenska Handelsbanken AB
5.36% (G), 07/30/2024 (C)	6,375,000	6,345,049

		42,399,378

Consumer Finance - 0.4%
Toyota Motor Credit Corp.
5.46% (G), 07/03/2024	5,500,000	5,495,961

Financial Services - 2.9%
Anglesea Funding LLC
5.38% (G), 07/26/2024 (C)	6,375,000	6,348,342
Barton Capital SA
5.59% (G), 10/04/2024 (C)	4,925,000	4,852,751
CAFCO LLC
5.48% (G), 09/03/2024 (C)	1,750,000	1,732,470
Glencove Funding LLC
5.50% (G), 10/07/2024 (C)	6,000,000	5,909,248
Gotham Funding Corp.
5.55% (G), 10/11/2024 (C)	3,000,000	2,952,768
GTA Funding LLC
5.45% (G), 08/30/2024 (C)	5,800,000	5,745,271
LMA-Americas LLC
5.58% (G), 10/18/2024 (C)	4,750,000	4,670,467
Sheffield Receivables Co. LLC
5.48% (G), 09/03/2024 (C)	6,525,000	6,459,331
Starbird Funding Corp.
5.47% (G), 07/11/2024 (C)	6,000,000	5,988,407

		44,659,055

Health Care Providers & Services - 0.8%
Columbia Funding Co. LLC
5.48% (G), 09/04/2024 (C)	6,250,000	6,185,746
UnitedHealth Group, Inc.
5.61% (G), 09/26/2024 (C)	6,000,000	5,919,000

		12,104,746

Pharmaceuticals - 0.7%
AstraZeneca PLC
5.41% (G), 07/16/2024 (C)	6,500,000	6,482,159
Pfizer, Inc.
5.30% (G), 08/01/2024 (C)	4,200,000	4,178,847

		10,661,006

Total Commercial Paper (Cost $115,355,669)		115,320,146

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.7%
U.S. Treasury Bills
5.34% (G), 09/19/2024	$240,000	$237,220
5.37% (G), 09/19/2024	2,534,000	2,504,645
5.38% (G), 09/12/2024	1,675,000	1,657,241
5.39% (G), 07/18/2024 - 08/08/2024	5,772,000	5,745,349

Total Short-Term U.S. Government Obligations (Cost $10,141,364)		10,144,455

	Shares	Value
OTHER INVESTMENT COMPANY - 0.0% (B)
Securities Lending Collateral - 0.0% (B)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (G)	622,500	622,500

Total Other Investment Company (Cost $622,500)		622,500

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 2.50% (G), dated 06/28/2024, to be repurchased at $18,822,585 on 07/01/2024. Collateralized by a U.S. Government Obligation, 3.75%, due 04/15/2026, and with a value of $19,195,231.	$18,818,664	18,818,664

Total Repurchase Agreement (Cost $18,818,664)		18,818,664

Total Investments (Cost $1,353,985,897)		1,653,902,151

Net Other Assets (Liabilities) - (8.8)%		(134,042,420)

Net Assets - 100.0%		$1,519,859,731

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	31	09/20/2024	$8,605,829	$8,558,325	$—	$(47,504)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$920,660,704	$—	$—	$920,660,704
Corporate Debt Securities	—	211,333,989	—	211,333,989
U.S. Government Agency Obligations	—	161,452,017	—	161,452,017
U.S. Government Obligations	—	136,102,701	—	136,102,701
Mortgage-Backed Securities	—	37,912,866	—	37,912,866
Asset-Backed Securities	—	33,411,210	—	33,411,210
Foreign Government Obligations\	—	7,427,177	—	7,427,177
Preferred Stock	646,750	—	—	646,750
Municipal Government Obligation	—	48,972	—	48,972
Commercial Paper	—	115,320,146	—	115,320,146
Short-Term U.S. Government Obligations	—	10,144,455	—	10,144,455
Other Investment Company	622,500	—	—	622,500
Repurchase Agreement	—	18,818,664	—	18,818,664

Total Investments	$921,929,954	$731,972,197	$—	$1,653,902,151

LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(47,504)	$—	$—	$(47,504)

Total Other Financial Instruments	$(47,504)	$—	$—	$(47,504)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)

Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the total value of 144A securities is $218,561,527, representing 14.4% of the Portfolio’s net assets.

(D)

Floating or variable rate security. The rate disclosed is as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(E)

All or a portion of the security is on loan. The total value of the securities on loan is $609,227, collateralized by cash collateral of $622,500. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)

When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)	Rate disclosed reflects the yield at June 30, 2024.
(H)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(I)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION(S):

REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Investments, at value (cost $1,335,167,233) (including securities loaned of $609,227)	$1,635,083,487
Repurchase agreement, at value (cost $18,818,664)	18,818,664
Cash	15,427
Cash collateral pledged at broker for:
Futures contracts	566,000
Receivables and other assets:
Investments sold	4,280,778
Net income from securities lending	41
Shares of beneficial interest sold	1,233
Dividends	553,208
Interest	4,412,907
Prepaid expenses	6,186

Total assets	1,663,737,931

Liabilities:
Cash collateral received upon return of:
Securities on loan	622,500
Cash collateral at broker for:
TBA commitments	711,500
Payables and other liabilities:
Investments purchased	7,003,703
When-issued, delayed-delivery, forward and TBA commitments purchased	132,853,044
Shares of beneficial interest redeemed	1,507,361
Investment management fees	683,415
Distribution and service fees	226,499
Transfer agent costs	1,481
Trustee and CCO fees	4,256
Audit and tax fees	26,447
Custody fees	68,975
Legal fees	30,192
Printing and shareholder reports fees	73,308
Other accrued expenses	27,562
Variation margin payable on futures contracts	37,957

Total liabilities	143,878,200

Net assets	$1,519,859,731

Net assets consist of:
Capital stock ($0.01 par value)	$926,013
Additional paid-in capital	1,035,275,051
Total distributable earnings (accumulated losses)	483,658,667

Net assets	$1,519,859,731

Net assets by class:
Initial Class	$340,799,076
Service Class	1,179,060,655

Shares outstanding:
Initial Class	20,243,000
Service Class	72,358,347

Net asset value and offering price per share:
Initial Class	$16.84
Service Class	16.29

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income	$6,137,595
Interest income	13,321,832
Net income from securities lending	5,158
Withholding taxes on foreign income	(9,814)

Total investment income	19,454,771

Expenses:
Investment management fees	4,397,819
Distribution and service fees:
Service Class	1,467,618
Transfer agent costs	8,557
Trustee and CCO fees	35,028
Audit and tax fees	26,009
Custody fees	76,091
Legal fees	59,595
Printing and shareholder reports fees	69,471
Other	62,178

Total expenses	6,202,366

Net investment income (loss)	13,252,405

Net realized gain (loss) on:
Investments	84,373,349
Futures contracts	1,339,592
Net realized gain (loss)	85,712,941

Net change in unrealized appreciation (depreciation) on:
Investments	38,221,436
Futures contracts	(279,351)

Net change in unrealized appreciation (depreciation)	37,942,085

Net realized and change in unrealized gain (loss)	123,655,026

Net increase (decrease) in net assets resulting from operations	$136,907,431

The Notes to Financial Statements are an integral part of this report. Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$13,252,405	$25,751,388
Net realized gain (loss)	85,712,941	64,416,423
Net change in unrealized appreciation (depreciation)	37,942,085	164,461,920

Net increase (decrease) in net assets resulting from operations	136,907,431	254,629,731

Dividends and/or distributions to shareholders:
Initial Class	—	(15,241,932)
Service Class	—	(56,647,063)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(71,888,995)

Capital share transactions:
Proceeds from shares sold:
Initial Class	2,880,406	8,648,051
Service Class	5,034,568	6,777,108
	7,914,974	15,425,159
Dividends and/or distributions reinvested:
Initial Class	—	15,241,932
Service Class	—	56,647,063
	—	71,888,995
Cost of shares redeemed:
Initial Class	(18,029,890)	(28,153,988)
Service Class	(131,637,684)	(196,128,617)
	(149,667,574)	(224,282,605)

Net increase (decrease) in net assets resulting from capital share transactions	(141,752,600)	(136,968,451)

Net increase (decrease) in net assets	(4,845,169)	45,772,285

Net assets:
Beginning of period/year	1,524,704,900	1,478,932,615
End of period/year	$1,519,859,731	$1,524,704,900

Capital share transactions - shares:
Shares issued:
Initial Class	179,740	588,211
Service Class	325,025	479,674
	504,765	1,067,885
Shares reinvested:
Initial Class	—	1,048,276
Service Class	—	4,017,522
	—	5,065,798
Shares redeemed:
Initial Class	(1,122,037)	(1,944,799)
Service Class	(8,441,048)	(13,922,101)
	(9,563,085)	(15,866,900)
Net increase (decrease) in shares outstanding:
Initial Class	(942,297)	(308,312)
Service Class	(8,116,023)	(9,424,905)
	(9,058,320)	(9,733,217)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period/year	$15.37		$13.60	$18.68	$17.04	$15.54	$13.85

Investment operations:
Net investment income (loss)(A)	0.16		0.28	0.22	0.17	0.20	0.24
Net realized and unrealized gain (loss)	1.31		2.23	(3.14)	2.68	2.20	2.69
Total investment operations	1.47		2.51	(2.92)	2.85	2.40	2.93

Dividends and/or distributions to shareholders:
Net investment income	—		(0.24)	(0.20)	(0.21)	(0.25)	(0.26)
Net realized gains	—		(0.50)	(1.96)	(1.00)	(0.65)	(0.98)
Total dividends and/or distributions to shareholders	—		(0.74)	(2.16)	(1.21)	(0.90)	(1.24)

Net asset value, end of period/year	$16.84		$15.37	$13.60	$18.68	$17.04	$15.54

Total return	9.56	%(B)	18.73%	(16.28)%	17.04%	15.90%	21.77%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$340,799		$325,714	$292,382	$381,588	$376,902	$345,274
Expenses to average net assets	0.63	%(C)	0.64%	0.62%	0.61%	0.63%	0.66%
Net investment income (loss) to average net assets	1.96	%(C)	1.92%	1.43%	0.97%	1.29%	1.61%
Portfolio turnover rate	23	%(B)	35%	33%	35%	51%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period/year	$14.90		$13.20	$18.19	$16.62	$15.18	$13.55

Investment operations:
Net investment income (loss)(A)	0.13		0.23	0.18	0.13	0.16	0.20
Net realized and unrealized gain (loss)	1.26		2.17	(3.06)	2.61	2.15	2.63
Total investment operations	1.39		2.40	(2.88)	2.74	2.31	2.83

Dividends and/or distributions to shareholders:
Net investment income	—		(0.20)	(0.15)	(0.17)	(0.22)	(0.22)
Net realized gains	—		(0.50)	(1.96)	(1.00)	(0.65)	(0.98)
Total dividends and/or distributions to shareholders	—		(0.70)	(2.11)	(1.17)	(0.87)	(1.20)

Net asset value, end of period/year	$16.29		$14.90	$13.20	$18.19	$16.62	$15.18

Total return	9.33	%(B)	18.44%	(16.49)%	16.79%	15.60%	21.50%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,179,061		$1,198,991	$1,186,551	$1,619,087	$1,540,413	$1,451,102
Expenses to average net assets	0.88	%(C)	0.89%	0.87%	0.86%	0.88%	0.91%
Net investment income (loss) to average net assets	1.71	%(C)	1.66%	1.18%	0.72%	1.04%	1.36%
Portfolio turnover rate	23	%(B)	35%	33%	35%	51%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Multi-Managed Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2024, commissions recaptured are $4,550.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2024, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2024, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2024, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total

Securities Lending Transactions

Corporate Debt Securities	$ 622,500	$ —	$ —	$ —	$ 622,500

Total Borrowings	$ 622,500	$ —	$ —	$ —	$ 622,500

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Open futures contracts at June 30, 2024 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2024.

Liability Derivatives

Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total

Futures contracts:
Total distributable earnings (accumulated losses) (A)(B)	$ —	$ —	$ (47,504)	$ —	$ —	$ (47,504)

Total	$ —	$ —	$ (47,504)	$ —	$ —	$ (47,504)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)

Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2024.

Realized Gain (Loss) on Derivative Instruments

Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$ —	$ —	$ 1,339,592	$ —	$ —	$ 1,339,592

Total	$ —	$ —	$ 1,339,592	$ —	$ —	$ 1,339,592

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments

Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$ —	$ —	$ (279,351)	$ —	$ —	$ (279,351)

Total	$ —	$ —	$ (279,351)	$ —	$ —	$ (279,351)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2024.

Futures contracts:
Average notional value of contracts — long	$8,907,844

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the Investment Manager’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect. The Portfolio’s balance between equity and debt securities limits its potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to an allocated portion of the Portfolio, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, AUIM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate

First $500 million	0.61%
Over $500 million up to $1 billion	0.59
Over $1 billion up to $1.5 billion	0.56
Over $1.5 billion up to $2 billion	0.55
Over $2 billion up to $5 billion	0.52
Over $5 billion	0.50

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.75%	May 1, 2025
Service Class	1.00	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 227,024,265	$ 90,296,496	$ 356,385,058	$ 85,910,545

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,353,985,897	$ 350,768,463	$ (50,899,713)	$ 299,868,750

11. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Multi-Managed Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and each of Aegon USA Investment Management, LLC (“AUIM”) and J.P. Morgan Investment Management, Inc. (“J.P. Morgan”) (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and each Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and each Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and each Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(unaudited)

Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3- and 5-year periods and below the benchmark for the past 10-year period. The Board noted that J.P. Morgan had commenced sub-advising the equity sleeve of the Portfolio on March 21, 2011 pursuant to its current equity investment strategies. The Board noted that AUIM had commenced sub-advising the fixed-income sleeve of the Portfolio on May 1, 2014 pursuant to its current fixed-income investment strategies.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio). The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fees and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and in line with the medians for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Management Agreement and each Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica Multi-Managed Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(unaudited)

With respect to J.P. Morgan, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and J.P. Morgan, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, for J.P. Morgan, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio. With respect to AUIM, the Board noted that information about AUIM’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and AUIM in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or a Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered each Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that each Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Advisers from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by J.P. Morgan is generally appropriate and in the best interests of the Portfolio. The Board also noted that J.P. Morgan participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements J.P. Morgan may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and each Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945 Kansas City, MO 64121-9945 Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 51.1%
U.S. Treasury - 0.4%
U.S. Treasury Notes
4.38%, 05/15/2034	$ 500,000	$ 501,250

		501,250

U.S. Treasury Inflation-Protected Securities - 50.7%
U.S. Treasury Inflation-Protected Indexed Bonds
0.13%, 02/15/2051 - 02/15/2052	2,781,944	1,611,180
0.63%, 02/15/2043	3,272,640	2,471,931
0.75%, 02/15/2042 - 02/15/2045	4,421,500	3,354,751
1.38%, 02/15/2044	1,748,734	1,507,155
1.50%, 02/15/2053	5,062,464	4,287,043
2.00%, 01/15/2026	1,421,604	1,404,048
2.38%, 01/15/2027	3,264,660	3,262,776
3.63%, 04/15/2028	1,163,004	1,222,398
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 04/15/2025 - 01/15/2032	11,078,192	10,055,708
0.25%, 01/15/2025 - 07/15/2029	3,774,890	3,548,024
0.38%, 01/15/2027 - 07/15/2027	5,150,825	4,890,560
0.50%, 01/15/2028	3,812,940	3,592,191
0.63%, 07/15/2032	2,697,550	2,423,280
0.75%, 07/15/2028	2,497,900	2,374,225
0.88%, 01/15/2029	1,117,440	1,058,940
1.13%, 01/15/2033	1,052,480	975,339
1.25%, 04/15/2028	626,075	604,804
1.38%, 07/15/2033	5,419,417	5,127,133
1.75%, 01/15/2034	305,970	297,565
2.38%, 10/15/2028	2,251,810	2,281,839

		56,350,890

Total U.S. Government Obligations (Cost $61,979,932)		56,852,140

FOREIGN GOVERNMENT OBLIGATIONS - 27.8%
Australia - 3.4%
Australia Government Bonds
2.50%, 09/20/2030 (A)	AUD 3,775,000	3,773,827

Canada - 0.8%
Canada Government Real Return Bonds
4.00%, 12/01/2031	CAD 1,054,296	893,822

France - 4.2%
French Republic Government Bonds OAT
0.70%, 07/25/2030 (A)	EUR 3,141,325	3,319,628
3.15%, 07/25/2032 (A)	1,084,454	1,351,656

		4,671,284

Germany - 2.6%
Deutsche Bundesrepublik Inflation-Linked Bonds
0.10%, 04/15/2026 (A)	1,262,800	1,318,863
0.50%, 04/15/2030 (A)	1,487,726	1,590,541

		2,909,404

Japan - 7.6%
Japan Government CPI-Linked Bonds
0.10%, 03/10/2026 - 03/10/2029	JPY 1,304,798,600	8,433,272

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 0.5%
Mexico Government International Bonds
4.28%, 08/14/2041	$ 677,000	$ 524,452

New Zealand - 2.9%
New Zealand Government Inflation-Linked Bonds
2.00%, 09/20/2025 (A)	NZD 4,000,000	3,217,186

United Kingdom - 5.8%
U.K. Inflation-Linked Gilt
0.13%, 03/22/2029 - 03/22/2044 (A)	GBP 4,306,081	5,017,734
1.25%, 11/22/2032 (A)	1,063,686	1,429,423

		6,447,157

Total Foreign Government Obligations (Cost $34,670,576)		30,870,404

CORPORATE DEBT SECURITIES - 19.4%
Aerospace & Defense - 0.2%
BAE Systems PLC
5.30%, 03/26/2034 (B)	$ 277,000	275,022

Banks - 10.2%
BAC Capital Trust XIV
3-Month Term SOFR + 0.66%, 6.00% (C), 07/15/2024 (D)	779,000	667,631
Banco Santander Chile
3.18%, 10/26/2031 (B)	505,000	437,711
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (C), 12/20/2028	481,000	452,344
CPI-YoY + 1.10%, 4.37% (C), 11/19/2024	5,000,000	4,940,650
Citigroup, Inc.
Fixed until 11/03/2031, 2.52% (C), 11/03/2032	490,000	403,298
CPI-YoY + 0.00%, 4.51% (C), 03/27/2025	1,000,000	966,480
Corestates Capital II
3-Month Term SOFR + 0.91%, 6.24% (C), 01/15/2027 (B)	244,000	235,561
Deutsche Bank AG
Fixed until 05/28/2031, 3.04% (C), 05/28/2032	400,000	336,328
Goldman Sachs Group, Inc.
Fixed until 07/21/2031, 2.38% (C), 07/21/2032	800,000	658,143
HSBC Holdings PLC
Fixed until 03/09/2043, 6.33% (C), 03/09/2044	202,000	212,081
Fixed until 11/03/2032, 8.11% (C), 11/03/2033	497,000	562,394
Intesa Sanpaolo SpA
Fixed until 06/01/2041, 4.95% (C), 06/01/2042 (B)	309,000	231,551
Lloyds Banking Group PLC
Fixed Until 06/05/2029, 5.72% (C), 06/05/2030	218,000	219,903

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Mizuho Financial Group, Inc.
Fixed until 05/27/2030, 5.74% (C), 05/27/2031	$ 500,000	$ 507,803
Morgan Stanley
Fixed until 09/16/2031, 2.48% (C), 09/16/2036	167,000	132,299
NatWest Group PLC
Fixed until 08/28/2030, 3.03% (C), 11/28/2035	499,000	418,074

		11,382,251

Chemicals - 0.8%
Albemarle Corp.
5.65%, 06/01/2052 (E)	630,000	561,080
Dow Chemical Co.
5.60%, 02/15/2054	88,000	85,055
Eastman Chemical Co.
5.75%, 03/08/2033	258,000	260,706

		906,841

Commercial Services & Supplies - 0.3%
Triton Container International Ltd.
3.15%, 06/15/2031 (B)	402,000	335,087

Construction & Engineering - 0.1%
MasTec, Inc.
5.90%, 06/15/2029	149,000	149,631

Containers & Packaging - 0.2%
Smurfit Kappa Treasury ULC
5.78%, 04/03/2054 (B)	214,000	211,875

Electronic Equipment, Instruments & Components - 0.4%
Allegion US Holding Co., Inc.
5.60%, 05/29/2034	481,000	482,055

Food Products - 0.6%
Smithfield Foods, Inc.
5.20%, 04/01/2029 (B)	670,000	649,991

Hotels, Restaurants & Leisure - 0.6%
Warnermedia Holdings, Inc.
5.14%, 03/15/2052	788,000	616,502

Insurance - 1.3%
Enstar Group Ltd.
3.10%, 09/01/2031	588,000	485,704
Hartford Financial Services Group, Inc.
3-Month Term SOFR + 2.39%, 7.71% (C), 02/12/2067	1,051,000	935,455

		1,421,159

Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10%, 06/01/2029	186,000	186,783

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 2.0%
BHP Billiton Finance USA Ltd.
4.90%, 02/28/2033	$ 200,000	$ 196,443
Glencore Funding LLC
2.63%, 09/23/2031 (B)	93,000	76,440
2.85%, 04/27/2031 (B)	547,000	461,414
Newmont Corp./Newcrest Finance Pty. Ltd.
5.75%, 11/15/2041 (B)	515,000	518,807
South32 Treasury Ltd.
4.35%, 04/14/2032 (B)	1,013,000	916,137

		2,169,241

Oil, Gas & Consumable Fuels - 2.5%
Apache Corp.
4.25%, 01/15/2030	400,000	373,202
Diamondback Energy, Inc.
5.40%, 04/18/2034	393,000	389,567
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (C), 07/15/2077	874,000	823,620
Energy Transfer LP
5.25%, 07/01/2029	390,000	387,618
EnLink Midstream Partners LP
3-Month Term SOFR + 4.37%, 9.71% (C), 07/29/2024 (D)	142,000	140,777
Enterprise Products Operating LLC
3.70%, 01/31/2051	438,000	325,227
Fixed until 08/16/2027, 5.25% (C), 08/16/2077	278,000	265,864
Marathon Oil Corp.
5.30%, 04/01/2029	103,000	103,479

		2,809,354

Total Corporate Debt Securities (Cost $23,261,251)		21,595,792

ASSET-BACKED SECURITY - 0.6%
American Express Credit Account Master Trust
Series 2022-3, Class A, 3.75%, 08/15/2027	625,000	613,754

Total Asset-Backed Security (Cost $609,106)		613,754

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.6%
Money Market Fund - 0.6%
State Street Institutional U.S. Government Money Market Fund, 5.25% (F)	663,261	663,261

Total Short-Term Investment Company (Cost $663,261)		663,261

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (F)	157,380	$ 157,380

Total Other Investment Company (Cost $157,380)		157,380

Total Investments (Cost $121,341,506)		110,752,731

Net Other Assets (Liabilities) - 0.4%		406,195

Net Assets - 100.0%		$ 111,158,926

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
MSC	09/19/2024	USD	3,725,300	AUD	5,608,100	$ —	$ (23,648)
MSC	09/19/2024	USD	876,863	CAD	1,194,100	2,343	—
MSC	09/19/2024	USD	7,693,552	EUR	7,072,300	89,978	—
MSC	09/19/2024	USD	6,444,997	GBP	5,120,000	—	(31,044)
MSC	09/19/2024	USD	8,782,055	JPY	1,347,708,000	301,896	—
MSC	09/19/2024	USD	3,166,443	NZD	5,250,000	—	(31,289)

Total						$ 394,217	$ (85,981)

INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Obligations	$—	$56,852,140	$—	$56,852,140
Foreign Government Obligations	—	30,870,404	—	30,870,404
Corporate Debt Securities	—	21,595,792	—	21,595,792
Asset-Backed Security	—	613,754	—	613,754
Short-Term Investment Company	663,261	—	—	663,261
Other Investment Company	157,380	—	—	157,380

Total Investments	$820,641	$109,932,090	$—	$110,752,731

Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$394,217	$—	$394,217

Total Other Financial Instruments	$—	$394,217	$—	$394,217

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(85,981)	$—	$(85,981)

Total Other Financial Instruments	$—	$(85,981)	$—	$(85,981)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2024, the total value of the Regulation S securities is $21,018,858, representing 18.9% of the Portfolio’s net assets.

(B)

Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the total value of 144A securities is $4,349,596, representing 3.9% of the Portfolio’s net assets.

(C)

Floating or variable rate security. The rate disclosed is as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)

All or a portion of the security is on loan. The total value of the securities on loan is $153,912, collateralized by cash collateral of $157,380. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)	Rate disclosed reflects the yield at June 30, 2024.
(G)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION(S):

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION(S):

MSC	Morgan Stanley & Co.

PORTFOLIO ABBREVIATION(S):

CPI-YoY	Consumer Price Index- Year Over Year
SOFR	Secured Overnight Financing Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica PineBridge Inflation Opportunities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Investments, at value (cost $121,341,506) (including securities loaned of $153,912)	$110,752,731
Foreign currency, at value (cost $13,919)	13,840
Receivables and other assets:
Net income from securities lending	103
Interest	472,166
Unrealized appreciation on forward foreign currency contracts	394,217
Prepaid expenses	452

Total assets	111,633,509

Liabilities:
Cash collateral received upon return of:
Securities on loan	157,380
Payables and other liabilities:
Shares of beneficial interest redeemed	117,292
Investment management fees	36,398
Distribution and service fees	21,398
Transfer agent costs	159
Trustee and CCO fees	421
Audit and tax fees	21,617
Custody fees	10,941
Legal fees	2,706
Printing and shareholder reports fees	14,544
Other accrued expenses	5,746
Unrealized depreciation on forward foreign currency contracts	85,981

Total liabilities	474,583

Net assets	$111,158,926

Net assets consist of:
Capital stock ($0.01 par value)	$111,755
Additional paid-in capital	127,787,897
Total distributable earnings (accumulated losses)	(16,740,726)

Net assets	$111,158,926

Net assets by class:
Initial Class	$164,986
Service Class	110,993,940

Shares outstanding:
Initial Class	16,843
Service Class	11,158,633

Net asset value and offering price per share:
Initial Class	$9.80
Service Class	9.95

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Interest income	$ 2,148,784
Net income from securities lending	384
Withholding taxes on foreign income	16

Total investment income	2,149,184

Expenses:
Investment management fees	241,176
Distribution and service fees:
Service Class	142,308
Transfer agent costs	693
Trustee and CCO fees	2,723
Audit and tax fees	21,501
Custody fees	10,333
Legal fees	5,440
Printing and shareholder reports fees	13,429
Other	7,872

Total expenses	445,475

Net investment income (loss)	1,703,709

Net realized gain (loss) on:
Investments	(496,017)
Forward foreign currency contracts	541,808
Foreign currency transactions	(2,033)
Net realized gain (loss)	43,758

Net change in unrealized appreciation (depreciation) on:
Investments	(2,851,655)
Forward foreign currency contracts	1,494,186
Translation of assets and liabilities denominated in foreign currencies	(1,698)

Net change in unrealized appreciation (depreciation)	(1,359,167)

Net realized and change in unrealized gain (loss)	(1,315,409)

Net increase (decrease) in net assets resulting from operations	$388,300

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica PineBridge Inflation Opportunities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$1,703,709	$3,654,525
Net realized gain (loss)	43,758	(3,087,774)
Net change in unrealized appreciation (depreciation)	(1,359,167)	6,374,160

Net increase (decrease) in net assets resulting from operations	388,300	6,940,911

Dividends and/or distributions to shareholders:
Initial Class	—	(7,094)
Service Class	—	(6,980,144)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(6,987,238)

Capital share transactions:
Proceeds from shares sold:
Initial Class	30,000	29,000
Service Class	982,532	5,518,098
	1,012,532	5,547,098
Dividends and/or distributions reinvested:
Initial Class	—	7,094
Service Class	—	6,980,144
	—	6,987,238
Cost of shares redeemed:
Service Class	(14,783,800)	(32,628,817)
	(14,783,800)	(32,628,817)

Net increase (decrease) in net assets resulting from capital share transactions	(13,771,268)	(20,094,481)

Net increase (decrease) in net assets	(13,382,968)	(20,140,808)

Net assets:
Beginning of period/year	124,541,894	144,682,702
End of period/year	$111,158,926	$124,541,894

Capital share transactions - shares:
Shares issued:
Initial Class	3,096	2,959
Service Class	99,702	576,467
	102,798	579,426
Shares reinvested:
Initial Class	—	754
Service Class	—	728,616
	—	729,370
Shares redeemed:
Service Class	(1,505,328)	(3,280,413)
	(1,505,328)	(3,280,413)

Net increase (decrease) in shares outstanding:
Initial Class	3,096	3,713
Service Class	(1,405,626)	(1,975,330)
	(1,402,530)	(1,971,617)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica PineBridge Inflation Opportunities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021		December 31, 2020	December 31, 2019
Net asset value, beginning of period/year	$9.74		$9.80	$11.37	$11.08		$10.35	$9.80

Investment operations:
Net investment income (loss)(A)	0.17		0.29	0.62	0.45		0.11	0.17
Net realized and unrealized gain (loss)	(0.11)		0.24	(1.76)	0.00	(B)	0.82	0.65
Total investment operations	0.06		0.53	(1.14)	0.45		0.93	0.82
Dividends and/or distributions to shareholders:
Net investment income	—		(0.59)	(0.43)	(0.16)		(0.20)	(0.27)
Net asset value, end of period/year	$9.80		$9.74	$9.80	$11.37		$11.08	$10.35

Total return	0.62	%(C)	5.67%	(10.21)%	4.08%		9.01%	8.39%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$165		$134	$98	$184		$60	$11
Expenses to average net assets(D)	0.53	%(E)	0.59%	0.56%	0.57%		0.63%	0.65%
Net investment income (loss) to average net assets	3.53	%(E)	2.97%	5.84%	4.01%		1.00%	1.71%
Portfolio turnover rate	14	%(C)	22%	43%	32%		29%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period/year	$9.90		$9.94	$11.54	$11.24	$10.50	$9.93

Investment operations:
Net investment income (loss)(A)	0.14		0.27	0.59	0.39	0.09	0.15
Net realized and unrealized gain (loss)	(0.09)		0.25	(1.79)	0.04	0.82	0.66
Total investment operations	0.05		0.52	(1.20)	0.43	0.91	0.81
Dividends and/or distributions to shareholders:
Net investment income	—		(0.56)	(0.40)	(0.13)	(0.17)	(0.24)
Net asset value, end of period/year	$9.95		$9.90	$9.94	$11.54	$11.24	$10.50

Total return	0.51	%(B)	5.44%	(10.55)%	3.86%	8.69%	8.20%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$110,994		$124,408	$144,585	$168,860	$163,571	$164,616
Expenses to average net assets(C)	0.78	%(D)	0.84%	0.81%	0.82%	0.88%	0.90%
Net investment income (loss) to average net assets	2.99	%(D)	2.75%	5.54%	3.40%	0.82%	1.45%
Portfolio turnover rate	14	%(B)	22%	43%	32%	29%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PineBridge Inflation Opportunities VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2024 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2024, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions Corporate Debt Securities	$ 157,380	$—	$—	$—	$ 157,380
Total Borrowings	$ 157,380	$—	$—	$—	$ 157,380

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2024 are listed within the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2024.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts: Unrealized appreciation on forward foreign currency contracts	$—	$394,217	$—	$—	$—	$394,217
Total	$—	$394,217	$—	$—	$—	$394,217

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts: Unrealized depreciation on forward foreign currency contracts	$—	$(85,981)	$—	$—	$—	$(85,981)
Total	$—	$(85,981)	$—	$—	$—	$(85,981)

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2024.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$541,808	$—	$—	$—	$ 541,808
Total	$—	$541,808	$—	$—	$—	$ 541,808

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$1,494,186	$—	$—	$—	$1,494,186
Total	$—	$1,494,186	$—	$—	$—	$1,494,186

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2024.

Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	$ 3,427,650
Average contract amounts sold — in USD	35,183,932

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Inflation-protected securities risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. The U.S. Federal Reserve has raised interest rates from historically low levels. Any additional interest rate increases in the future may cause the value of fixed-income securities to decrease.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $100 million	0.430%
Over $100 million up to $500 million	0.380
Over $500 million up to $750 million	0.375
Over $750 million	0.370

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net

Transamerica Series Trust

Semi-Annual Financial Statements 2024

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.63%	May 1, 2025
Service Class	0.88	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 10,642,501	$ 5,837,509	$ 19,737,767	$ 9,850,406

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 121,341,506	$ 1,117,389	$ (11,397,928)	$ (10,280,539)

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica PineBridge Inflation Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PineBridge Inflation Opportunities VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and PineBridge Investments LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica PineBridge Inflation Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1- and 3-year periods, in line with the median for the past 5-year period and below the median for the past 10-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1- and 3-year periods and below the benchmark for the past 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 10, 2014 pursuant to its current investment objective and investment strategies and used a different benchmark. The Trustees also noted recent organizational changes at the Sub-Adviser. The Trustees noted that TAM intends to monitor and report to the Board on the organizational transition and performance going forward.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders. The Trustees noted that they had previously approved a reduction to the Portfolio’s management fee schedule, which took effect on November 1, 2023 and was not fully reflected in the comparative data.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica PineBridge Inflation Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 72.0%
Money Market Funds - 72.0%
BlackRock Liquidity Funds T-Fund, 5.18% (A)	2,991,425	$2,991,425
Dreyfus Treasury & Agency Cash Management Fund, 5.18% (A)	3,006,517	3,006,517
State Street Institutional U.S. Government Money Market Fund, 5.25% (A)	2,991,425	2,991,425
UBS Select Treasury Preferred Fund, 5.24% (A)	2,991,425	2,991,425

Total Short-Term Investment Companies (Cost $11,980,792)		11,980,792

	Principal	Value
REPURCHASE AGREEMENT—18.0%
Fixed Income Clearing Corp., 2.50% (A), dated 06/28/2024, to be repurchased at $2,992,049 on 07/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 03/31/2026, and with a value of $3,051,384.	$ 2,991,425	$2,991,425

Total Repurchase Agreement (Cost $2,991,425)		2,991,425

Total Investments (Cost $14,972,217)		14,972,217

Net Other Assets (Liabilities)—10.0%		1,662,515

Net Assets—100.0%		$16,634,732

FUTURES CONTRACTS:

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	(119)	09/20/2024	$(32,680,414)	$(32,852,925)	$—	$(172,511)

INVESTMENT VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Companies	$11,980,792	$—	$—	$11,980,792
Repurchase Agreement	—	2,991,425	—	2,991,425

Total Investments	$11,980,792	$2,991,425	$—	$14,972,217

LIABILITIES
Other Financial Instruments
Futures Contracts (C)	$(172,511)	$—	$—	$(172,511)

Total Other Financial Instruments	$(172,511)	$—	$—	$(172,511)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at June 30, 2024.
(B)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(C)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica ProFund UltraBear VP

STATEMENT OF ASSETS AND LIABILITIES At June 30, 2024 (unaudited)	STATEMENT OF OPERATIONS For the period ended June 30, 2024 (unaudited)

Assets:
Unaffiliated investments, at value (cost $11,980,792)	$11,980,792
Repurchase agreement, at value (cost $2,991,425)	2,991,425
Cash collateral pledged at broker for:
Futures contracts	1,544,620
Receivables and other assets:
Interest	5,807
Variation margin receivable on futures contracts	145,762
Prepaid expenses	67

Total assets	16,668,473

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	1,364
Investment management fees	9,327
Distribution and service fees	3,237
Transfer agent costs	48
Trustee and CCO fees	87
Audit and tax fees	7,873
Custody fees	1,699
Legal fees	711
Printing and shareholder reports fees	5,191
Other accrued expenses	4,204

Total liabilities	33,741

Net assets	$16,634,732

Net assets consist of:
Capital stock ($0.01 par value)	$25,338
Additional paid-in capital	220,872,692
Total distributable earnings (accumulated losses)	(204,263,298)

Net assets	$16,634,732

Shares outstanding	2,533,766

Net asset value and offering price per share	$6.57

Investment income:
Interest income from unaffiliated investments	$256,093

Total investment income	256,093

Expenses:
Investment management fees	78,523
Distribution and service fees	22,308
Transfer agent costs	125
Trustee and CCO fees	436
Audit and tax fees	7,854
Custody fees	1,793
Legal fees	1,010
Printing and shareholder reports fees	4,981
Other	5,610
Total expenses before waiver and/or reimbursement and recapture	122,640
Expenses waived and/or reimbursed	(12,887)
Net expenses	109,753

Net investment income (loss)	146,340

Net realized gain (loss) on:
Futures contracts	(5,952,015)

Net change in unrealized appreciation (depreciation) on:
Futures contracts	1,473,243
Net realized and change in unrealized gain (loss)	(4,478,772)

Net increase (decrease) in net assets resulting from operations	$(4,332,432)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica ProFund UltraBear VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$ 146,340	$348,642
Net realized gain (loss)	(5,952,015)	(8,130,305)
Net change in unrealized appreciation (depreciation)	1,473,243	(3,017,265)
Net increase (decrease) in net assets resulting from operations	(4,332,432)	(10,798,928)

Capital share transactions:
Proceeds from shares sold	2,545,718	8,539,506
Cost of shares redeemed	(2,600,948)	(8,427,386)
Net increase (decrease) in net assets resulting from capital share transactions	(55,230)	112,120

Net increase (decrease) in net assets	(4,387,662)	(10,686,808)

Net assets:
Beginning of period/year	21,022,394	31,709,202
End of period/year	$16,634,732	$21,022,394

Capital share transactions - shares:
Shares issued	339,966	824,007
Shares redeemed	(343,732)	(862,267)
Net increase (decrease) in shares outstanding	(3,766)	(38,260)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and

years indicated:

	Service Class
	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022 (A)	December 31, 2021 (A)		December 31, 2020 (A)	December 31, 2019 (A)
Net asset value, beginning of period/year	$8.28		$12.31	$9.41	$16.51		$35.45	$61.23
Investment operations:
Net investment income (loss)(B)	0.06		0.14	(0.02)	(0.15)		(0.30)	0.08
Net realized and unrealized gain (loss)	(1.77)		(4.17)	2.92	(6.95)		(18.56)	(25.86)
Total investment operations	(1.71)		(4.03)	2.90	(7.10)		(18.86)	(25.78)
Dividends and/or distributions to shareholders:
Net investment income	—		—	—	—		(0.08)	—
Net asset value, end of period/year	$6.57		$8.28	$12.31	$9.41		$16.51	$35.45

Total return	(20.65	)%(C)	(32.74)%	23.10%	(38.46)%		(53.41)%	(42.86)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$16,635		$21,022	$31,709	$7,424		$9,355	$13,250
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	1.37	%(E)	1.33%	1.27%	1.58%		1.34%	1.29%
Including waiver and/or reimbursement and recapture	1.23	%(E)	1.23%	1.23%	1.24	%(F)	1.23%	1.23%
Net investment income (loss) to average net assets	1.64	%(E)	1.34%	(0.60)%	(1.24)%		(1.10)%	0.17%
Portfolio turnover rate	—	%(C)	—%	—%	—%		—%	—%

(A)	Updated to reflect the effect of a 1-for-125 reverse share split on January 21, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Includes extraordinary expenses outside the operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica ProFund UltraBear VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2024 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2024.

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A)(B)	$ —	$ —	$ (172,511)	$ —	$ —	$(172,511)
Total	$ —	$ —	$ (172,511)	$ —	$ —	$(172,511)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)

Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2024.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$ —	$ —	$(5,952,015)	$ —	$ —	$(5,952,015)

Total	$ —	$ —	$(5,952,015)	$ —	$ —	$(5,952,015)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$ —	$ —	$1,473,243	$ —	$ —	$1,473,243
Total	$ —	$ —	$1,473,243	$ —	$ —	$1,473,243

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2024.

Futures contracts:
Average notional value of contracts — short	$(35,512,505)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Equity and market risk: Equity markets are volatile, and the value of securities, swaps, futures and other instruments related to equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the Portfolio to decrease over short or long periods of time. As a portfolio seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the S&P 500 Index, the value of an investment in the Portfolio is expected to decline when market conditions cause the level of the Index to rise.

Inverse correlation risk: Investors will lose money when the Index rises – a result that is the opposite from traditional funds.

Non-diversification risk: As a “non-diversified” Portfolio, the Portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to the risks associated with investing in those issuers.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $250 million	0.88%
Over $250 million up to $750 million	0.83
Over $750 million	0.78

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.23%	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the 36-month period ended June 30, 2024, the balances available for recapture by TAM for the Portfolio are as follows:

	Amounts Available

	2021 (A)	2022	2023	2024	Total
Service Class	$17,705	$12,473	$26,415	$12,887	$69,480

(A)	For the six-month period of July 1, 2021 through December 31, 2021.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

8. PURCHASES AND SALES OF SECURITIES

During the period ended June 30, 2024, there were no proceeds from securities purchased or securities sold (excluding short-term securities).

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 14,972,217	$ —	$ (172,511)	$ (172,511)

10. STOCK SPLIT

Effective as of the close of business on the date listed in the subsequent table, the Portfolio’s shares underwent a stock split. There was no impact to the aggregate market value of shares outstanding. The historical per share data presented within the Financial Highlights has

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

10. STOCK SPLIT (continued)

been retroactively adjusted to reflect the stock split. The stock split ratios, net effect on the NAV per share, and the number of shares outstanding as of the date indicated were as follows:

Date	Share Split Ratio	Shares Prior to Stock Split	Shares After Stock Split	Increase (Decrease) Net Asset Value per Share	Increase (Decrease) Net Shares Outstanding
January 21, 2022	125 for 1	98,591,154	788,729	Increase	Decrease

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica ProFund UltraBear VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica ProFund UltraBear VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and ProFund Advisors LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review,

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica ProFund UltraBear VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3-, 5- and 10-year periods. The Board considered that the Portfolio’s investment objective is to seek returns that are twice the inverse of the Portfolio’s benchmark and that the Portfolio’s underperformance relative to its peer universe and benchmark (the S&P 500 Index) for certain periods was consistent with its investment approach given the leveraged nature of the Portfolio and the positive market environment during the relevant periods.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica ProFund UltraBear VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor: Transamerica Capital, Inc.

PO Box 219945

Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 1.8%
Axon Enterprise, Inc. (A)	1,433	$ 421,646
Boeing Co. (A)	11,561	2,104,218
General Dynamics Corp.	4,565	1,324,489
General Electric Co.	21,888	3,479,535
Howmet Aerospace, Inc.	7,664	594,956
Huntington Ingalls Industries, Inc.	759	186,965
L3 Harris Technologies, Inc.	3,756	843,523
Lockheed Martin Corp.	4,283	2,000,589
Northrop Grumman Corp.	2,773	1,208,889
RTX Corp.	26,606	2,670,976
Textron, Inc.	3,721	319,485
TransDigm Group, Inc.	1,123	1,434,756

		16,590,027

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	2,217	195,362
Expeditors International of Washington, Inc.	2,836	353,904
FedEx Corp.	4,594	1,377,465
United Parcel Service, Inc., Class B	14,615	2,000,063

		3,926,794

Automobile Components - 0.1%
Aptiv PLC (A)	5,578	392,803
BorgWarner, Inc.	4,610	148,626

		541,429

Automobiles - 1.4%
Ford Motor Co.	78,132	979,775
General Motors Co.	22,836	1,060,961
Tesla, Inc. (A)	55,472	10,976,799

		13,017,535

Banks - 3.2%
Bank of America Corp.	136,728	5,437,673
Citigroup, Inc.	38,181	2,422,966
Citizens Financial Group, Inc.	8,939	322,072
Fifth Third Bancorp	13,591	495,936
Huntington Bancshares, Inc.	29,637	390,616
JPMorgan Chase & Co.	57,363	11,602,240
KeyCorp	19,477	276,768
M&T Bank Corp.	3,390	513,111
PNC Financial Services Group, Inc.	7,900	1,228,292
Regions Financial Corp.	18,576	372,263
Truist Financial Corp.	26,752	1,039,315
US Bancorp	31,099	1,234,630
Wells Fargo & Co.	69,690	4,138,889

		29,474,771

Beverages - 1.3%
Brown-Forman Corp., Class B	3,525	152,245
Coca-Cola Co.	77,515	4,933,830
Constellation Brands, Inc., Class A	3,190	820,723
Keurig Dr. Pepper, Inc.	20,986	700,932
Molson Coors Beverage Co., Class B	3,406	173,127
Monster Beverage Corp. (A)	14,652	731,867
PepsiCo, Inc.	27,475	4,531,452

		12,044,176

	Shares	Value
COMMON STOCKS (continued)
Biotechnology - 1.9%
AbbVie, Inc.	35,274	$ 6,050,196
Amgen, Inc.	10,729	3,352,276
Biogen, Inc. (A)	2,929	679,001
Gilead Sciences, Inc.	24,845	1,704,615
Incyte Corp. (A)	3,800	230,356
Moderna, Inc. (A)	6,698	795,388
Regeneron Pharmaceuticals, Inc. (A)	2,123	2,231,337
Vertex Pharmaceuticals, Inc. (A)	5,159	2,418,126

		17,461,295

Broadline Retail - 3.9%
Amazon.com, Inc. (A)	183,089	35,381,949
eBay, Inc.	10,160	545,795
Etsy, Inc. (A)	2,235	131,821

		36,059,565

Building Products - 0.5%
A.O. Smith Corp.	2,371	193,900
Allegion PLC	1,675	197,901
Builders FirstSource, Inc. (A)	2,470	341,873
Carrier Global Corp.	16,705	1,053,751
Johnson Controls International PLC	13,482	896,149
Masco Corp.	4,436	295,748
Trane Technologies PLC	4,536	1,492,027

		4,471,349

Capital Markets - 2.8%
Ameriprise Financial, Inc.	1,985	847,972
Bank of New York Mellon Corp.	15,209	910,867
BlackRock, Inc.	2,784	2,191,899
Blackstone, Inc.	14,288	1,768,854
Cboe Global Markets, Inc.	2,118	360,187
Charles Schwab Corp.	29,902	2,203,478
CME Group, Inc.	7,137	1,403,134
FactSet Research Systems, Inc.	748	305,386
Franklin Resources, Inc.	5,960	133,206
Goldman Sachs Group, Inc.	6,486	2,933,748
Intercontinental Exchange, Inc.	11,492	1,573,140
Invesco Ltd.	8,399	125,649
KKR & Co., Inc.	13,358	1,405,796
MarketAxess Holdings, Inc.	721	144,582
Moody’s Corp.	3,140	1,321,720
Morgan Stanley	24,932	2,423,141
MSCI, Inc.	1,569	755,866
Nasdaq, Inc.	7,744	466,654
Northern Trust Corp.	3,990	335,080
Raymond James Financial, Inc.	3,644	450,435
S&P Global, Inc.	6,391	2,850,386
State Street Corp.	5,854	433,196
T. Rowe Price Group, Inc.	4,356	502,290

		25,846,666

Chemicals - 1.4%
Air Products & Chemicals, Inc.	4,439	1,145,484
Albemarle Corp.	2,255	215,397
Celanese Corp.	1,982	267,352
CF Industries Holdings, Inc.	3,614	267,870

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Corteva, Inc.	13,754	$ 741,891
Dow, Inc.	13,923	738,615
DuPont de Nemours, Inc.	8,447	679,899
Eastman Chemical Co.	2,308	226,115
Ecolab, Inc.	5,107	1,215,466
FMC Corp.	2,412	138,811
International Flavors & Fragrances, Inc.	5,097	485,285
Linde PLC	9,634	4,227,495
LyondellBasell Industries NV, Class A	5,227	500,015
Mosaic Co.	6,342	183,284
PPG Industries, Inc.	4,705	592,312
Sherwin-Williams Co.	4,669	1,393,370

		13,018,661

Commercial Services & Supplies - 0.6%
Cintas Corp.	1,711	1,198,145
Copart, Inc. (A)	17,620	954,299
Republic Services, Inc.	4,057	788,437
Rollins, Inc.	5,787	282,348
Veralto Corp.	4,386	418,732
Waste Management, Inc.	7,265	1,549,915

		5,191,876

Communications Equipment - 0.8%
Arista Networks, Inc. (A)	5,089	1,783,593
Cisco Systems, Inc.	80,957	3,846,267
F5, Inc. (A)	1,154	198,753
Juniper Networks, Inc.	6,621	241,402
Motorola Solutions, Inc.	3,344	1,290,951

		7,360,966

Construction & Engineering - 0.1%
Quanta Services, Inc.	2,953	750,328

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,240	671,832
Vulcan Materials Co.	2,644	657,510

		1,329,342

Consumer Finance - 0.5%
American Express Co.	11,306	2,617,904
Capital One Financial Corp.	7,667	1,061,496
Discover Financial Services	4,974	650,649
Synchrony Financial	7,863	371,055

		4,701,104

Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	8,856	7,527,511
Dollar General Corp.	4,317	570,837
Dollar Tree, Inc. (A)	4,054	432,846
Kroger Co.	13,533	675,703
Sysco Corp.	9,837	702,263
Target Corp.	9,291	1,375,440
Walgreens Boots Alliance, Inc.	13,643	165,012
Walmart, Inc.	85,406	5,782,840

		17,232,452

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging - 0.2%
Amcor PLC	29,755	$ 291,004
Avery Dennison Corp.	1,636	357,711
Ball Corp.	6,310	378,726
International Paper Co.	7,037	303,647
Packaging Corp. of America	1,792	327,148
Westrock Co.	4,932	247,882

		1,906,118

Distributors - 0.1%
Genuine Parts Co.	2,719	376,092
LKQ Corp.	5,145	213,980
Pool Corp.	757	232,649

		822,721

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	143,489	2,742,075
Verizon Communications, Inc.	84,181	3,471,624

		6,213,699

Electric Utilities - 1.5%
Alliant Energy Corp.	5,078	258,470
American Electric Power Co., Inc.	10,411	913,461
Constellation Energy Corp.	6,373	1,276,321
Duke Energy Corp.	15,464	1,549,957
Edison International	7,728	554,948
Entergy Corp.	4,269	456,783
Evergy, Inc.	4,378	231,903
Eversource Energy	7,002	397,083
Exelon Corp.	19,758	683,824
FirstEnergy Corp.	10,103	386,642
NextEra Energy, Inc.	41,108	2,910,857
NRG Energy, Inc.	4,294	334,331
PG&E Corp.	42,311	738,750
Pinnacle West Capital Corp.	2,270	173,383
PPL Corp.	14,759	408,086
Southern Co.	21,925	1,700,722
Xcel Energy, Inc.	10,932	583,878

		13,559,399

Electrical Equipment - 0.7%
AMETEK, Inc.	4,576	762,865
Eaton Corp. PLC	8,002	2,509,027
Emerson Electric Co.	11,473	1,263,866
GE Vernova, Inc. (A)	5,446	934,043
Generac Holdings, Inc. (A)	1,140	150,731
Hubbell, Inc.	1,073	392,160
Rockwell Automation, Inc.	2,307	635,071

		6,647,763

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	24,092	1,623,078
CDW Corp.	2,679	599,667
Corning, Inc.	15,607	606,332
Jabil, Inc.	2,447	266,209
Keysight Technologies, Inc. (A)	3,521	481,497
TE Connectivity Ltd.	6,113	919,579
Teledyne Technologies, Inc. (A)	947	367,417

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Trimble, Inc. (A)	4,693	$ 262,432
Zebra Technologies Corp., Class A (A)	1,034	319,434

		5,445,645

Energy Equipment & Services - 0.3%
Baker Hughes Co.	19,897	699,777
Halliburton Co.	17,915	605,169
Schlumberger NV	28,505	1,344,866

		2,649,812

Entertainment - 1.2%
Electronic Arts, Inc.	4,919	685,364
Live Nation Entertainment, Inc. (A)	2,873	269,315
Netflix, Inc. (A)	8,615	5,814,091
Take-Two Interactive Software, Inc. (A)	3,202	497,879
Walt Disney Co.	36,465	3,620,610
Warner Bros Discovery, Inc. (A)	43,166	321,155

		11,208,414

Financial Services - 3.8%
Berkshire Hathaway, Inc., Class B (A)	36,178	14,717,210
Corpay, Inc. (A)	1,373	365,781
Fidelity National Information Services, Inc.	11,731	884,048
Fiserv, Inc. (A)	11,828	1,762,845
Global Payments, Inc.	5,083	491,526
Jack Henry & Associates, Inc.	1,484	246,374
Mastercard, Inc., Class A	16,414	7,241,200
PayPal Holdings, Inc. (A)	21,395	1,241,552
Visa, Inc., Class A	31,465	8,258,619

		35,209,155

Food Products - 0.7%
Archer-Daniels-Midland Co.	10,558	638,231
Bunge Global SA	2,840	303,227
Campbell Soup Co.	3,917	177,009
Conagra Brands, Inc.	9,662	274,594
General Mills, Inc.	11,350	718,001
Hershey Co.	2,984	548,549
Hormel Foods Corp.	5,650	172,269
J.M. Smucker Co.	2,115	230,620
Kellanova	5,252	302,935
Kraft Heinz Co.	15,780	508,432
Lamb Weston Holdings, Inc.	2,929	246,270
McCormick & Co., Inc.	4,892	347,038
Mondelez International, Inc., Class A	26,831	1,755,821
Tyson Foods, Inc., Class A	5,575	318,555

		6,541,551

Gas Utilities - 0.0% (B)
Atmos Energy Corp.	2,917	340,268

Ground Transportation - 1.0%
CSX Corp.	39,456	1,319,803
JB Hunt Transport Services, Inc.	1,654	264,640
Norfolk Southern Corp.	4,490	963,958
Old Dominion Freight Line, Inc.	3,586	633,288

	Shares	Value
COMMON STOCKS (continued)
Ground Transportation (continued)
Uber Technologies, Inc. (A)	41,806	$ 3,038,460
Union Pacific Corp.	12,210	2,762,635

		8,982,784

Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	34,783	3,614,302
Align Technology, Inc. (A)	1,431	345,486
Baxter International, Inc.	10,336	345,739
Becton Dickinson & Co.	5,803	1,356,219
Boston Scientific Corp. (A)	29,430	2,266,404
Cooper Cos., Inc.	3,860	336,978
Dexcom, Inc. (A)	8,011	908,287
Edwards Lifesciences Corp. (A)	11,993	1,107,793
GE HealthCare Technologies, Inc.	8,414	655,619
Hologic, Inc. (A)	4,668	346,599
IDEXX Laboratories, Inc. (A)	1,628	793,162
Insulet Corp. (A)	1,378	278,080
Intuitive Surgical, Inc. (A)	7,096	3,156,656
Medtronic PLC	26,472	2,083,611
ResMed, Inc.	2,959	566,412
Solventum Corp. (A)	2,626	138,863
STERIS PLC	1,944	426,786
Stryker Corp.	6,787	2,309,277
Teleflex, Inc.	964	202,758
Zimmer Biomet Holdings, Inc.	4,030	437,376

		21,676,407

Health Care Providers & Services - 2.4%
Cardinal Health, Inc.	4,883	480,097
Cencora, Inc.	3,341	752,727
Centene Corp. (A)	10,728	711,266
Cigna Group	5,762	1,904,744
CVS Health Corp.	25,189	1,487,662
DaVita, Inc. (A)	1,065	147,577
Elevance Health, Inc.	4,675	2,533,196
HCA Healthcare, Inc.	3,912	1,256,847
Henry Schein, Inc. (A)	2,486	159,353
Humana, Inc.	2,448	914,695
Labcorp Holdings, Inc.	1,709	347,799
McKesson Corp.	2,605	1,521,424
Molina Healthcare, Inc. (A)	1,199	356,463
Quest Diagnostics, Inc.	2,201	301,273
UnitedHealth Group, Inc.	18,397	9,368,856
Universal Health Services, Inc., Class B	1,169	216,183

		22,460,162

Health Care REITs - 0.2%
Alexandria Real Estate Equities, Inc.	3,123	365,297
Healthpeak Properties, Inc.	13,658	267,697
Ventas, Inc.	8,256	423,203
Welltower, Inc.	12,014	1,252,459

		2,308,656

Hotel & Resort REITs - 0.0% (B)
Host Hotels & Resorts, Inc.	13,795	248,034

Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc., Class A (A)	8,868	1,344,655

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Booking Holdings, Inc.	679	$ 2,689,858
Caesars Entertainment, Inc. (A)	4,553	180,936
Carnival Corp. (A)	20,429	382,431
Chipotle Mexican Grill, Inc. (A)	27,506	1,723,251
Darden Restaurants, Inc.	2,354	356,207
Domino’s Pizza, Inc.	680	351,104
Expedia Group, Inc. (A)	2,582	325,306
Hilton Worldwide Holdings, Inc.	5,012	1,093,618
Las Vegas Sands Corp.	7,063	312,538
Marriott International, Inc., Class A	4,929	1,191,684
McDonald’s Corp.	14,415	3,673,519
MGM Resorts International (A)	5,374	238,821
Norwegian Cruise Line Holdings Ltd. (A)	7,915	148,723
Royal Caribbean Cruises Ltd. (A)	4,685	746,930
Starbucks Corp.	22,707	1,767,740
Wynn Resorts Ltd.	1,852	165,754
Yum! Brands, Inc.	5,574	738,332

		17,431,407

Household Durables - 0.3%
D.R. Horton, Inc.	5,945	837,829
Garmin Ltd.	3,055	497,721
Lennar Corp., Class A	4,903	734,813
Mohawk Industries, Inc. (A)	1,060	120,405
NVR, Inc. (A)	62	470,491
PulteGroup, Inc.	4,205	462,970

		3,124,229

Household Products - 1.2%
Church & Dwight Co., Inc.	4,889	506,892
Clorox Co.	2,500	341,175
Colgate-Palmolive Co.	16,437	1,595,046
Kimberly-Clark Corp.	6,672	922,070
Procter & Gamble Co.	47,128	7,772,350

		11,137,533

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	14,660	257,576
Vistra Corp.	6,508	559,558

		817,134

Industrial Conglomerates - 0.4%
3M Co.	10,980	1,122,046
Honeywell International, Inc.	13,032	2,782,854

		3,904,900

Industrial REITs - 0.2%
Prologis, Inc.	18,399	2,066,392

Insurance - 2.0%
Aflac, Inc.	10,540	941,327
Allstate Corp.	5,201	830,392
American International Group, Inc.	13,719	1,018,499
Aon PLC, Class A	4,368	1,282,357
Arch Capital Group Ltd. (A)	7,548	761,518
Arthur J Gallagher & Co.	4,333	1,123,590
Assurant, Inc.	1,039	172,734
Brown & Brown, Inc.	4,730	422,909

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Chubb Ltd.	8,118	$ 2,070,740
Cincinnati Financial Corp.	3,192	376,975
Everest Group Ltd.	869	331,106
Globe Life, Inc.	1,703	140,123
Hartford Financial Services Group, Inc.	5,940	597,208
Loews Corp.	3,574	267,121
Marsh & McLennan Cos., Inc.	9,870	2,079,806
MetLife, Inc.	12,158	853,370
Principal Financial Group, Inc.	4,407	345,729
Progressive Corp.	11,710	2,432,284
Prudential Financial, Inc.	7,152	838,143
Travelers Cos., Inc.	4,578	930,891
W.R. Berkley Corp.	3,907	307,012
Willis Towers Watson PLC	2,044	535,814

		18,659,648

Interactive Media & Services - 6.7%
Alphabet, Inc., Class A	117,374	21,379,674
Alphabet, Inc., Class C	97,652	17,911,330
Match Group, Inc. (A)	5,173	157,156
Meta Platforms, Inc., Class A	43,789	22,079,289

		61,527,449

IT Services - 1.0%
Accenture PLC, Class A	12,570	3,813,864
Akamai Technologies, Inc. (A)	2,986	268,979
Cognizant Technology Solutions Corp., Class A	9,782	665,176
EPAM Systems, Inc. (A)	1,128	212,188
Gartner, Inc. (A)	1,561	700,983
GoDaddy, Inc., Class A (A)	2,878	402,085
International Business Machines Corp.	18,374	3,177,783
VeriSign, Inc. (A)	1,742	309,728

		9,550,786

Leisure Products - 0.0% (B)
Hasbro, Inc.	2,613	152,861

Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	5,840	757,039
Bio-Rad Laboratories, Inc., Class A (A)	370	101,051
Bio-Techne Corp.	3,022	216,526
Charles River Laboratories International, Inc. (A)	989	204,308
Danaher Corp.	13,185	3,294,272
IQVIA Holdings, Inc. (A)	3,617	764,778
Mettler-Toledo International, Inc. (A)	427	596,771
Revvity, Inc.	2,509	263,094
Thermo Fisher Scientific, Inc.	7,676	4,244,828
Waters Corp. (A)	1,215	352,496
West Pharmaceutical Services, Inc.	1,429	470,698

		11,265,861

Machinery - 1.6%
Caterpillar, Inc.	9,782	3,258,384
Cummins, Inc.	2,692	745,495
Deere & Co.	5,186	1,937,645
Dover Corp.	2,709	488,839

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Fortive Corp.	7,096	$ 525,814
IDEX Corp.	1,473	296,368
Illinois Tool Works, Inc.	5,454	1,292,380
Ingersoll Rand, Inc.	8,029	729,354
Nordson Corp.	1,101	255,366
Otis Worldwide Corp.	8,083	778,070
PACCAR, Inc.	10,540	1,084,988
Parker-Hannifin Corp.	2,577	1,303,472
Pentair PLC	3,192	244,731
Snap-on, Inc.	1,067	278,903
Stanley Black & Decker, Inc.	2,997	239,430
Westinghouse Air Brake Technologies Corp.	3,461	547,011
Xylem, Inc.	4,814	652,923

		14,659,173

Media - 0.5%
Charter Communications, Inc., Class A (A)	1,972	589,549
Comcast Corp., Class A	78,302	3,066,306
Fox Corp., Class A	4,563	156,830
Fox Corp., Class B	2,773	88,791
Interpublic Group of Cos., Inc.	7,275	211,630
News Corp., Class A	7,429	204,818
News Corp., Class B	2,256	64,048
Omnicom Group, Inc.	3,845	344,897
Paramount Global, Class B	8,811	91,546

		4,818,415

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	28,837	1,401,478
Newmont Corp.	22,808	954,971
Nucor Corp.	4,872	770,166
Steel Dynamics, Inc.	2,892	374,514

		3,501,129

Multi-Utilities - 0.6%
Ameren Corp.	5,393	383,496
CenterPoint Energy, Inc.	12,729	394,344
CMS Energy Corp.	6,110	363,728
Consolidated Edison, Inc.	6,898	616,819
Dominion Energy, Inc.	16,575	812,175
DTE Energy Co.	4,052	449,812
NiSource, Inc.	9,265	266,925
Public Service Enterprise Group, Inc.	9,958	733,905
Sempra	12,744	969,309
WEC Energy Group, Inc.	6,415	503,321

		5,493,834

Office REITs - 0.0% (B)
Boston Properties, Inc.	2,745	168,982

Oil, Gas & Consumable Fuels - 3.4%
APA Corp.	7,107	209,230
Chevron Corp.	34,446	5,388,043
ConocoPhillips	23,292	2,664,139
Coterra Energy, Inc.	14,608	389,595
Devon Energy Corp.	12,745	604,113
Diamondback Energy, Inc.	3,596	719,883
EOG Resources, Inc.	11,564	1,455,561

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
EQT Corp.	9,050	$ 334,669
Exxon Mobil Corp.	89,685	10,324,537
Hess Corp.	5,456	804,869
Kinder Morgan, Inc.	38,380	762,611
Marathon Oil Corp.	11,405	326,981
Marathon Petroleum Corp.	7,302	1,266,751
Occidental Petroleum Corp.	13,117	826,765
ONEOK, Inc.	11,532	940,435
Phillips 66	8,493	1,198,957
Targa Resources Corp.	4,449	572,942
Valero Energy Corp.	6,766	1,060,638
Williams Cos., Inc.	24,524	1,042,270

		30,892,989

Passenger Airlines - 0.2%
American Airlines Group, Inc. (A)	12,531	141,976
Delta Air Lines, Inc.	12,876	610,838
Southwest Airlines Co.	12,263	350,844
United Airlines Holdings, Inc. (A)	6,631	322,665

		1,426,323

Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	4,659	495,718
Kenvue, Inc.	37,818	687,531

		1,183,249

Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	40,308	1,673,991
Catalent, Inc. (A)	3,476	195,456
Eli Lilly & Co.	15,954	14,444,433
Johnson & Johnson	48,063	7,024,888
Merck & Co., Inc.	50,588	6,262,794
Pfizer, Inc.	113,351	3,171,561
Viatris, Inc.	24,227	257,533
Zoetis, Inc.	9,055	1,569,775

		34,600,431

Professional Services - 0.6%
Automatic Data Processing, Inc.	8,201	1,957,497
Broadridge Financial Solutions, Inc., ADR	2,384	469,648
Dayforce, Inc. (A)	2,943	145,973
Equifax, Inc.	2,443	592,330
Jacobs Solutions, Inc.	2,477	346,061
Leidos Holdings, Inc.	2,680	390,958
Paychex, Inc.	6,350	752,856
Paycom Software, Inc.	927	132,598
Verisk Analytics, Inc.	2,891	779,269

		5,567,190

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	5,962	531,274
CoStar Group, Inc. (A)	8,221	609,505

		1,140,779

Residential REITs - 0.3%
AvalonBay Communities, Inc.	2,877	595,223
Camden Property Trust	2,130	232,404
Equity Residential	6,901	478,515

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Residential REITs (continued)
Essex Property Trust, Inc.	1,313	$ 357,399
Invitation Homes, Inc.	11,534	413,955
Mid-America Apartment Communities, Inc.	2,278	324,866
UDR, Inc.	5,860	241,139

		2,643,501

Retail REITs - 0.3%
Federal Realty Investment Trust	1,473	148,729
Kimco Realty Corp.	13,079	254,517
Realty Income Corp.	17,541	926,516
Regency Centers Corp.	3,144	195,557
Simon Property Group, Inc.	6,450	979,110

		2,504,429

Semiconductors & Semiconductor Equipment - 12.0%
Advanced Micro Devices, Inc. (A)	32,294	5,238,410
Analog Devices, Inc.	9,869	2,252,698
Applied Materials, Inc.	16,610	3,919,794
Broadcom, Inc.	8,706	13,977,744
Enphase Energy, Inc. (A)	2,650	264,232
First Solar, Inc. (A)	2,157	486,317
Intel Corp.	85,205	2,638,799
KLA Corp.	2,696	2,222,879
Lam Research Corp.	2,608	2,777,129
Microchip Technology, Inc.	10,804	988,566
Micron Technology, Inc.	22,150	2,913,389
Monolithic Power Systems, Inc.	978	803,603
NVIDIA Corp.	491,785	60,755,119
NXP Semiconductors NV	5,143	1,383,930
ON Semiconductor Corp. (A)	8,500	582,675
Qorvo, Inc. (A)	1,849	214,558
QUALCOMM, Inc.	22,341	4,449,880
Skyworks Solutions, Inc.	3,119	332,423
Teradyne, Inc.	3,121	462,813
Texas Instruments, Inc.	18,207	3,541,808

		110,206,766

Software - 10.9%
Adobe, Inc. (A)	8,981	4,989,305
ANSYS, Inc. (A)	1,751	562,946
Autodesk, Inc. (A)	4,235	1,047,951
Cadence Design Systems, Inc. (A)	5,456	1,679,084
Crowdstrike Holdings, Inc., Class A (A)	4,625	1,772,254
Fair Isaac Corp. (A)	494	735,398
Fortinet, Inc. (A)	12,590	758,799
Gen Digital, Inc.	10,550	263,539
Intuit, Inc.	5,599	3,679,719
Microsoft Corp.	148,591	66,412,747
Oracle Corp.	31,859	4,498,491
Palo Alto Networks, Inc. (A)	6,474	2,194,751
PTC, Inc. (A)	2,366	429,831
Roper Technologies, Inc.	2,121	1,195,523
Salesforce, Inc.	19,410	4,990,311
ServiceNow, Inc. (A)	4,101	3,226,134
Synopsys, Inc. (A)	3,039	1,808,387
Tyler Technologies, Inc. (A)	849	426,860

		100,672,030

	Shares	Value
COMMON STOCKS (continued)
Specialized REITs - 0.9%
American Tower Corp.	9,361	$ 1,819,591
Crown Castle, Inc.	8,594	839,634
Digital Realty Trust, Inc.	6,514	990,454
Equinix, Inc.	1,902	1,439,053
Extra Space Storage, Inc.	4,184	650,235
Iron Mountain, Inc.	5,773	517,376
Public Storage	3,169	911,563
SBA Communications Corp.	2,089	410,071
VICI Properties, Inc.	20,830	596,571
Weyerhaeuser Co.	14,728	418,128

		8,592,676

Specialty Retail - 1.8%
AutoZone, Inc. (A)	342	1,013,722
Bath & Body Works, Inc.	4,398	171,742
Best Buy Co., Inc.	3,877	326,792
CarMax, Inc. (A)	3,234	237,182
Home Depot, Inc.	19,812	6,820,083
Lowe’s Cos., Inc.	11,440	2,522,062
O’Reilly Automotive, Inc. (A)	1,180	1,246,151
Ross Stores, Inc.	6,663	968,267
TJX Cos., Inc.	22,678	2,496,848
Tractor Supply Co.	2,171	586,170
Ulta Beauty, Inc. (A)	927	357,702

		16,746,721

Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	288,174	60,695,208
Hewlett Packard Enterprise Co.	25,529	540,449
HP, Inc.	17,430	610,398
NetApp, Inc.	4,116	530,141
Seagate Technology Holdings PLC	3,852	397,796
Super Micro Computer, Inc. (A)	1,012	829,182
Western Digital Corp. (A)	6,370	482,655

		64,085,829

Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (A)	512	495,591
Lululemon Athletica, Inc. (A)	2,281	681,335
NIKE, Inc., Class B	24,228	1,826,064
Ralph Lauren Corp.	755	132,170
Tapestry, Inc.	4,701	201,156

		3,336,316

Tobacco - 0.5%
Altria Group, Inc.	34,937	1,591,380
Philip Morris International, Inc.	31,096	3,150,958

		4,742,338

Trading Companies & Distributors - 0.3%
Fastenal Co.	11,354	713,486
United Rentals, Inc.	1,347	871,145
WW Grainger, Inc.	880	793,971

		2,378,602

Water Utilities - 0.1%
American Water Works Co., Inc.	3,895	503,078

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	10,293	$ 1,813,421

Total Common Stocks (Cost $636,441,128)		916,555,325

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 2.50% (C), dated 06/28/2024, to be repurchased at $4,402,095 on 07/01/2024. Collateralized by U.S. Government Obligations, 3.75% - 4.50%, due 03/31/2026 - 04/15/2026, and with a total value of $4,488,292.	$ 4,400,261	4,400,261

Total Repurchase Agreement (Cost $4,400,261)		4,400,261

Total Investments (Cost $640,841,389)		920,955,586

Net Other Assets (Liabilities) - 0.1%		579,414

Net Assets - 100.0%		$ 921,535,000

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	16	09/20/2024	$4,426,336	$4,417,200	$—	$(9,136)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$916,555,325	$—	$—	$916,555,325
Repurchase Agreement	—	4,400,261	—	4,400,261

Total Investments	$916,555,325	$4,400,261	$—	$920,955,586

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(9,136)	$—	$—	$(9,136)

Total Other Financial Instruments	$(9,136)	$—	$—	$(9,136)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Rate disclosed reflects the yield at June 30, 2024.
(D)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(E)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

PORTFOLIO ABBREVIATION(S):

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica S&P 500 Index VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Investments, at value (cost $636,441,128)	$916,555,325
Repurchase agreement, at value (cost $4,400,261)	4,400,261
Cash collateral pledged at broker for:
Futures contracts	207,680
Receivables and other assets:
Shares of beneficial interest sold	809,630
Dividends	465,566
Interest	917
Prepaid expenses	3,467
Total assets	922,442,846

Liabilities:
Payables and other liabilities:
Investments purchased	572,344
Shares of beneficial interest redeemed	14,085
Due to custodian	1,953
Investment management fees	55,122
Distribution and service fees	134,221
Transfer agent costs	246
Trustee and CCO fees	2,077
Audit and tax fees	24,042
Custody fees	30,054
Legal fees	7,162
Printing and shareholder reports fees	6,395
Other accrued expenses	40,571
Variation margin payable on futures contracts	19,574
Total liabilities	907,846
Net assets	$921,535,000

Net assets consist of:
Capital stock ($0.01 par value)	$399,664
Additional paid-in capital	612,392,795
Total distributable earnings (accumulated losses)	308,742,541
Net assets	$921,535,000

Net assets by class:
Initial Class	$208,442,934
Service Class	713,092,066

Shares outstanding:
Initial Class	8,983,426
Service Class	30,982,989

Net asset value and offering price per share:
Initial Class	$23.20
Service Class	23.02

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income	$5,735,625
Interest income	72,522
Withholding taxes on foreign income	(1,496)
Total investment income	5,806,651

Expenses:
Investment management fees	321,940
Distribution and service fees:
Service Class	793,328
Transfer agent costs	4,104
Trustee and CCO fees	19,022
Audit and tax fees	23,939
Custody fees	31,749
Legal fees	23,698
Printing and shareholder reports fees	11,535
Other	38,143
Total expenses	1,267,458
Recapture of previously waived and/or reimbursed fees:
Service Class	57,122
Net expenses	1,324,580
Net investment income (loss)	4,482,071

Net realized gain (loss) on:
Investments	819,489
Futures contracts	622,312
Net realized gain (loss)	1,441,801

Net change in unrealized appreciation (depreciation) on:
Investments	108,878,028
Futures contracts	(43,478)
Net change in unrealized appreciation (depreciation)	108,834,550
Net realized and change in unrealized gain (loss)	110,276,351
Net increase (decrease) in net assets resulting from operations	$114,758,422

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica S&P 500 Index VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$4,482,071	$7,721,642
Net realized gain (loss)	1,441,801	16,640,577
Net change in unrealized appreciation (depreciation)	108,834,550	109,836,497
Net increase (decrease) in net assets resulting from operations	114,758,422	134,198,716

Dividends and/or distributions to shareholders:
Initial Class	—	(2,695,357)
Service Class	—	(11,681,083)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(14,376,440)

Capital share transactions:
Proceeds from shares sold:
Initial Class	56,687,204	111,513,059
Service Class	69,532,737	110,622,682
	126,219,941	222,135,741
Dividends and/or distributions reinvested:
Initial Class	—	2,695,357
Service Class	—	11,681,083
	—	14,376,440
Cost of shares redeemed:
Initial Class	(14,390,850)	(50,273,729)
Service Class	(30,207,779)	(57,978,737)
	(44,598,629)	(108,252,466)
Net increase (decrease) in net assets resulting from capital share transactions	81,621,312	128,259,715
Net increase (decrease) in net assets	196,379,734	248,081,991

Net assets:
Beginning of period/year	725,155,266	477,073,275
End of period/year	$921,535,000	$725,155,266

Capital share transactions - shares:
Shares issued:
Initial Class	2,607,939	6,012,457
Service Class	3,230,909	6,059,916
	5,838,848	12,072,373
Shares reinvested:
Initial Class	—	142,687
Service Class	—	621,996
	—	764,683
Shares redeemed:
Initial Class	(671,419)	(2,720,587)
Service Class	(1,410,716)	(3,208,556)
	(2,082,135)	(5,929,143)
Net increase (decrease) in shares outstanding:
Initial Class	1,936,520	3,434,557
Service Class	1,820,193	3,473,356
	3,756,713	6,907,913

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica S&P 500 Index VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2024 (unaudited)		December 31, 2023		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period/year	$ 20.14		$ 16.37		$ 20.52	$ 16.39	$ 14.02	$ 10.74
Investment operations:
Net investment income (loss)(A)	0.14		0.28		0.26	0.23	0.23	0.23
Net realized and unrealized gain (loss)	2.92		3.96		(3.97)	4.41	2.30	3.12
Total investment operations	3.06		4.24		(3.71)	4.64	2.53	3.35
Dividends and/or distributions to shareholders:
Net investment income	—		(0.22)		(0.21)	(0.18)	(0.11)	(0.07)
Net realized gains	—		(0.25)		(0.23)	(0.33)	(0.05)	—
Total dividends and/or distributions to shareholders	—		(0.47)		(0.44)	(0.51)	(0.16)	(0.07)
Net asset value, end of period/year	$ 23.20		$ 20.14		$ 16.37	$ 20.52	$ 16.39	$ 14.02

Total return	15.19	%(B)	26.09%		(18.22)%	28.50%	18.18%	31.22%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$ 208,443		$ 141,895		$ 59,133	$ 39,034	$ 33,069	$ 11,818
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.12	%(C)	0.14%		0.13%	0.13%	0.16%	0.19%
Including waiver and/or reimbursement and recapture	0.12	%(C)	0.14	%(D)	0.14%	0.14%	0.14%	0.14%
Net investment income (loss) to average net assets	1.33	%(C)	1.54%		1.48%	1.24%	1.65%	1.81%
Portfolio turnover rate	1	%(B)	8%		5%	3%	10%	1%

(A) Calculated based on average number of shares outstanding. (B) Not annualized. (C) Annualized. (D) Waiver and/or reimbursement rounds to less than 0.01%.
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2024 (unaudited)		December 31, 2023		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period/year	$ 20.00		$ 16.27		$ 20.40	$ 16.32	$ 13.97	$ 10.72
Investment operations:
Net investment income (loss)(A)	0.11		0.23		0.21	0.18	0.20	0.20
Net realized and unrealized gain (loss)	2.91		3.92		(3.94)	4.38	2.30	3.11
Total investment operations	3.02		4.15		(3.73)	4.56	2.50	3.31
Dividends and/or distributions to shareholders:
Net investment income	—		(0.17)		(0.17)	(0.15)	(0.10)	(0.06)
Net realized gains	—		(0.25)		(0.23)	(0.33)	(0.05)	—
Total dividends and/or distributions to shareholders	—		(0.42)		(0.40)	(0.48)	(0.15)	(0.06)
Net asset value, end of period/year	$ 23.02		$ 20.00		$ 16.27	$ 20.40	$ 16.32	$ 13.97

Total return	15.10	%(B)	25.73%		(18.44)%	28.14%	17.98%	30.90%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$ 713,092		$ 583,260		$ 417,940	$ 518,804	$ 352,326	$ 213,010
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.37	%(C)	0.38%		0.38%	0.38%	0.41%	0.44%
Including waiver and/or reimbursement and recapture	0.39	%(C)	0.39%		0.39%	0.39%	0.39%	0.39%
Net investment income (loss) to average net assets	1.06	%(C)	1.28%		1.20%	0.99%	1.43%	1.56%
Portfolio turnover rate	1	%(B)	8%		5%	3%	10%	1%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica S&P 500 Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2024 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2024, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2024 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2024.

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$(9,136)	$—	$—	$ (9,136)
Total	$—	$—	$(9,136)	$—	$—	$ (9,136)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)

Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2024.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$622,312	$—	$—	$622,312
Total	$—	$—	$622,312	$—	$—	$622,312

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(43,478)	$—	$—	$(43,478)
Total	$—	$—	$(43,478)	$—	$—	$(43,478)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2024.

Futures contracts:
Average notional value of contracts — long	$4,557,567

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments,

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. RISK FACTORS (continued)

armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Index fund risk: While the Portfolio seeks to track the performance of the S&P 500® Index (i.e., achieve a high degree of correlation with the index), the Portfolio’s return may not match the return of the index. The Portfolio incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The Portfolio may attempt to replicate the index return by investing in fewer than all of the securities in the index, or in some securities not included in the index, potentially increasing the risk of divergence between the Portfolio’s return and that of the index.

Passive strategy/index risk: The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the index or of the actual securities comprising the index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the Portfolio.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM at an annual rate of 0.08% of daily average net assets.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.14%	May 1, 2025
Service Class	0.39	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 93,921,370	$ —	$ 5,441,782	$ —

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 640,841,389	$ 305,053,642	$ (24,939,445)	$ 280,114,197

11. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica S&P 500 Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica S&P 500 Index VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and SSGA Funds Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica S&P 500 Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Trustees noted that the objective of the Portfolio, as an index fund, is to track, and not necessarily exceed, its benchmark index, and that unlike the Portfolio, the index is not subject to any expenses or transaction costs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3- and 5-year periods.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

Transamerica S&P 500 Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Trustees noted that the Portfolio’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Board also considered the Sub-Adviser’s sub-advisory fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Aerospace & Defense - 2.4%
Curtiss-Wright Corp.	10,300	$ 2,791,094
Elbit Systems Ltd.	5,000	883,150
Huntington Ingalls Industries, Inc.	32,800	8,079,624
V2X, Inc. (A)	20,350	975,986

		12,729,854

Automobile Components - 0.6%
Dana, Inc.	34,350	416,322
Gentex Corp.	18,900	637,119
Stoneridge, Inc. (A)	7,600	121,296
Visteon Corp. (A)	16,000	1,707,200

		2,881,937

Banks - 6.5%
Atlantic Union Bankshares Corp.	24,900	817,965
Berkshire Hills Bancorp, Inc.	62,700	1,429,560
Columbia Banking System, Inc.	68,850	1,369,427
Community West Bancshares	12,700	234,950
Dime Community Bancshares, Inc.	68,600	1,399,440
Eastern Bankshares, Inc.	14,000	195,720
First Citizens BancShares, Inc., Class A	6,884	11,589,971
First Community Bankshares, Inc.	38,350	1,412,814
First Merchants Corp.	45,400	1,511,366
OceanFirst Financial Corp.	57,150	908,114
Princeton Bancorp, Inc.	7,700	254,870
Provident Financial Services, Inc.	122,503	1,757,918
Sandy Spring Bancorp, Inc.	64,850	1,579,746
TrustCo Bank Corp.	68,000	1,956,360
UMB Financial Corp.	3,095	258,185
United Bankshares, Inc.	21,000	681,240
United Community Banks, Inc.	61,250	1,559,425
WaFd, Inc.	85,450	2,442,161
Webster Financial Corp.	64,250	2,800,657

		34,159,889

Biotechnology - 0.4%
Exelixis, Inc. (A)	72,800	1,635,816
Prothena Corp. PLC (A)	10,100	208,464

		1,844,280

Building Products - 1.9%
American Woodmark Corp. (A)	19,950	1,568,070
Builders FirstSource, Inc. (A)	16,800	2,325,288
Gibraltar Industries, Inc. (A)	8,200	562,110
Hayward Holdings, Inc. (A)	91,100	1,120,530
Owens Corning	14,600	2,536,312
Quanex Building Products Corp.	63,400	1,753,010

		9,865,320

Capital Markets - 1.0%
Piper Sandler Cos.	13,000	2,992,210
Stifel Financial Corp.	26,600	2,238,390

		5,230,600

Chemicals - 1.4%
Huntsman Corp.	33,850	770,765

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
LSB Industries, Inc. (A)	113,150	$ 925,567
Mosaic Co.	198,500	5,736,650

		7,432,982

Commercial Services & Supplies - 0.4%
HNI Corp.	30,000	1,350,600
Tetra Tech, Inc.	3,300	674,784

		2,025,384

Communications Equipment - 0.3%
Harmonic, Inc. (A)	67,700	796,829
KVH Industries, Inc. (A)	76,500	355,725
Silicom Ltd. (A)	32,300	488,376

		1,640,930

Construction & Engineering - 1.7%
Comfort Systems USA, Inc.	9,450	2,873,934
EMCOR Group, Inc.	10,700	3,906,356
Granite Construction, Inc.	36,100	2,237,117

		9,017,407

Consumer Finance - 0.7%
Ally Financial, Inc.	94,700	3,756,749

Consumer Staples Distribution & Retail - 3.3%
Dollar General Corp.	12,100	1,599,983
Dollar Tree, Inc. (A)	42,800	4,569,756
Ingles Markets, Inc., Class A	13,100	898,791
US Foods Holding Corp. (A)	73,300	3,883,434
Village Super Market, Inc., Class A	23,700	625,917
Walgreens Boots Alliance, Inc.	453,800	5,488,711

		17,066,592

Containers & Packaging - 1.1%
Graphic Packaging Holding Co.	184,300	4,830,503
Greif, Inc., Class A	18,800	1,080,436

		5,910,939

Distributors - 1.1%
LKQ Corp.	134,000	5,573,060

Diversified Consumer Services - 0.4%
American Public Education, Inc. (A)	4,500	79,110
Stride, Inc. (A)	26,800	1,889,400

		1,968,510

Diversified REITs - 0.0% (B)
Broadstone Net Lease, Inc.	10,400	165,048

Diversified Telecommunication Services - 0.8%
GCI Liberty, Inc. (A)(C)(D)(E)	60,500	0
Liberty Global Ltd., Class A (A)	247,300	4,310,439

		4,310,439

Electric Utilities - 3.2%
Evergy, Inc.	146,301	7,749,564
OGE Energy Corp.	218,500	7,800,450
Portland General Electric Co.	32,350	1,398,814

		16,948,828

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment - 0.8%
Acuity Brands, Inc.	1,400	$ 338,016
LSI Industries, Inc.	164,500	2,380,315
Regal Rexnord Corp.	10,850	1,467,137

		4,185,468

Electronic Equipment, Instruments & Components - 3.1%
Coherent Corp. (A)	15,300	1,108,638
IPG Photonics Corp. (A)	7,500	632,925
Itron, Inc. (A)	8,750	865,900
Methode Electronics, Inc.	17,400	180,090
OSI Systems, Inc. (A)	17,000	2,337,840
TD SYNNEX Corp.	32,500	3,750,500
Vishay Intertechnology, Inc.	79,850	1,780,655
Vontier Corp.	140,487	5,366,603

		16,023,151

Energy Equipment & Services - 1.6%
Helix Energy Solutions Group, Inc. (A)	150,800	1,800,552
Helmerich & Payne, Inc.	33,200	1,199,848
Noble Corp. PLC	82,500	3,683,625
Seadrill Ltd. (A)	17,500	901,250
Select Water Solutions, Inc.	51,300	548,910

		8,134,185

Entertainment - 1.7%
Madison Square Garden Entertainment Corp. (A)	55,500	1,899,765
Madison Square Garden Sports Corp. (A)	7,800	1,467,414
Sphere Entertainment Co. (A)	24,700	865,982
Warner Bros Discovery, Inc. (A)	636,700	4,737,048

		8,970,209

Financial Services - 2.8%
Corpay, Inc. (A)	21,500	5,727,815
Fidelity National Information Services, Inc.	42,200	3,180,192
Global Payments, Inc.	61,400	5,937,380

		14,845,387

Food Products - 3.4%
Archer-Daniels-Midland Co.	89,800	5,428,410
Nomad Foods Ltd.	77,000	1,268,960
Post Holdings, Inc. (A)	53,968	5,621,307
Tyson Foods, Inc., Class A	97,000	5,542,580

		17,861,257

Gas Utilities - 0.9%
National Fuel Gas Co.	82,400	4,465,256

Ground Transportation - 0.2%
U-Haul Holding Co.	15,900	954,318

Health Care Equipment & Supplies - 2.3%
AngioDynamics, Inc. (A)	112,500	680,625
Baxter International, Inc.	188,400	6,301,980
Inmode Ltd. (A)	60,100	1,096,224
Integra LifeSciences Holdings Corp. (A)	28,300	824,662
Koninklijke Philips NV (A)(F)	112,782	2,842,106

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
OraSure Technologies, Inc. (A)	60,000	$ 255,600
QuidelOrtho Corp. (A)	7,000	232,540

		12,233,737

Health Care Providers & Services - 4.1%
AMN Healthcare Services, Inc. (A)	15,000	768,450
Centene Corp. (A)	92,522	6,134,209
Cross Country Healthcare, Inc. (A)	97,500	1,349,400
Encompass Health Corp.	28,000	2,402,120
Enhabit, Inc. (A)	96,850	863,902
Henry Schein, Inc. (A)	48,000	3,076,800
Labcorp Holdings, Inc.	31,377	6,385,533
National HealthCare Corp.	6,600	715,440

		21,695,854

Health Care REITs - 1.0%
Community Healthcare Trust, Inc.	48,400	1,132,076
Healthpeak Properties, Inc.	89,608	1,756,317
Sabra Health Care, Inc.	142,000	2,186,800

		5,075,193

Hotel & Resort REITs - 0.6%
Apple Hospitality, Inc.	127,900	1,859,666
DiamondRock Hospitality Co.	98,700	834,015
Summit Hotel Properties, Inc.	55,800	334,242

		3,027,923

Hotels, Restaurants & Leisure - 0.7%
Bloomin’ Brands, Inc.	40,450	777,853
Bowlero Corp., Class A	43,450	629,591
Churchill Downs, Inc.	10,400	1,451,840
Golden Entertainment, Inc.	20,050	623,756

		3,483,040

Household Durables - 1.2%
Helen of Troy Ltd. (A)	13,800	1,279,812
KB Home	31,250	2,193,125
La-Z-Boy, Inc.	33,750	1,258,200
PulteGroup, Inc.	7,600	836,760
Sonos, Inc. (A)	56,050	827,298

		6,395,195

Household Products - 0.3%
Spectrum Brands Holdings, Inc.	20,500	1,761,565

Industrial REITs - 0.3%
LXP Industrial Trust	163,550	1,491,576

Insurance - 4.6%
Arch Capital Group Ltd. (A)	14,800	1,493,172
Everest Group Ltd.	6,800	2,590,936
Fidelity National Financial, Inc.	111,307	5,500,792
Markel Group, Inc. (A)	3,378	5,322,579
Old Republic International Corp.	110,179	3,404,531
Selective Insurance Group, Inc.	21,000	1,970,430
United Fire Group, Inc.	30,850	662,967
Willis Towers Watson PLC	11,600	3,040,824

		23,986,231

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 1.7%
IAC, Inc. (A)	117,564	$ 5,507,873
Match Group, Inc. (A)	106,800	3,244,584

		8,752,457

IT Services - 0.3%
ASGN, Inc. (A)	15,700	1,384,269

Leisure Products - 0.6%
BRP, Inc. (F)	14,000	896,420
MasterCraft Boat Holdings, Inc. (A)	60,500	1,142,240
Polaris, Inc.	15,400	1,205,974

		3,244,634

Life Sciences Tools & Services - 1.8%
Azenta, Inc. (A)	23,700	1,247,094
Bio-Rad Laboratories, Inc., Class A (A)	27,500	7,510,525
Maravai LifeSciences Holdings, Inc., Class A (A)	79,700	570,652

		9,328,271

Machinery - 2.3%
Allison Transmission Holdings, Inc.	21,400	1,624,260
CNH Industrial NV	222,200	2,250,886
Columbus McKinnon Corp.	44,600	1,540,484
Douglas Dynamics, Inc.	19,000	444,600
Gencor Industries, Inc. (A)	46,400	897,376
Miller Industries, Inc.	22,400	1,232,448
Mueller Industries, Inc.	61,650	3,510,351
Oshkosh Corp.	6,350	687,070

		12,187,475

Media - 4.8%
Altice USA, Inc., Class A (A)	530,700	1,082,628
EchoStar Corp., Class A (A)	78,833	1,404,016
Fox Corp., Class A	158,500	5,447,645
Liberty Broadband Corp., Class C (A)	121,590	6,665,564
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	278,757	6,177,255
News Corp., Class A	143,400	3,953,538
Perion Network Ltd. (A)	33,350	278,472

		25,009,118

Metals & Mining - 1.7%
Commercial Metals Co.	104,450	5,743,705
Kaiser Aluminum Corp.	15,900	1,397,610
Metallus, Inc. (A)	70,350	1,425,995
Radius Recycling, Inc.	37,250	568,808

		9,136,118

Multi-Utilities - 5.2%
CenterPoint Energy, Inc.	178,300	5,523,734
Dominion Energy, Inc.	200,200	9,809,800
NiSource, Inc.	299,200	8,619,952
Northwestern Energy Group, Inc.	66,800	3,345,344

		27,298,830

Office REITs - 0.8%
Brandywine Realty Trust	51,750	231,840

	Shares	Value
COMMON STOCKS (continued)
Office REITs (continued)
JBG SMITH Properties	218,800	$ 3,332,324
Piedmont Office Realty Trust, Inc., Class A	64,100	464,725

		4,028,889

Oil, Gas & Consumable Fuels - 5.1%
Delek US Holdings, Inc.	51,850	1,283,806
HF Sinclair Corp.	59,200	3,157,728
Kinder Morgan, Inc.	328,700	6,531,269
Magnolia Oil & Gas Corp., Class A	193,300	4,898,222
Ovintiv, Inc.	40,150	1,881,830
REX American Resources Corp. (A)	45,500	2,074,345
Teekay Tankers Ltd., Class A	10,650	732,827
Williams Cos., Inc.	143,949	6,117,832

		26,677,859

Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	16,600	1,366,678

Pharmaceuticals - 4.3%
Innoviva, Inc. (A)	121,500	1,992,600
Jazz Pharmaceuticals PLC (A)	48,650	5,192,414
Organon & Co.	190,400	3,941,280
Perrigo Co. PLC	246,100	6,319,848
Viatris, Inc.	454,400	4,830,272

		22,276,414

Professional Services - 3.2%
Clarivate PLC (A)(F)	397,500	2,261,775
FTI Consulting, Inc. (A)	2,500	538,825
Heidrick & Struggles International, Inc.	38,100	1,203,198
ICF International, Inc.	18,500	2,746,510
Jacobs Solutions, Inc.	24,500	3,422,895
KBR, Inc.	50,150	3,216,621
Leidos Holdings, Inc.	12,300	1,794,324
Science Applications International Corp.	13,900	1,633,945

		16,818,093

Real Estate Management & Development - 0.1%
Newmark Group, Inc., Class A	52,150	533,495

Retail REITs - 0.5%
Agree Realty Corp.	23,000	1,424,620
Kite Realty Group Trust	54,300	1,215,234

		2,639,854

Semiconductors & Semiconductor Equipment - 2.5%
AXT, Inc. (A)	90,000	304,200
Cohu, Inc. (A)	52,250	1,729,475
Kulicke & Soffa Industries, Inc.	5,800	285,302
Magnachip Semiconductor Corp. (A)	128,000	623,360
MKS Instruments, Inc.	11,700	1,527,786
Onto Innovation, Inc. (A)	9,900	2,173,644
Qorvo, Inc. (A)	11,150	1,293,846
Silicon Motion Technology Corp., ADR	27,100	2,194,829
Tower Semiconductor Ltd. (A)	39,650	1,558,642
Universal Display Corp.	7,425	1,561,106

		13,252,190

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software - 0.6%
Adeia, Inc.	117,250	$ 1,311,441
Progress Software Corp.	36,300	1,969,638
		3,281,079

Specialized REITs - 1.4%
Crown Castle, Inc.	24,900	2,432,730
Gaming & Leisure Properties, Inc.	111,153	5,025,227
		7,457,957

Specialty Retail - 1.9%
Abercrombie & Fitch Co., Class A (A)	15,375	2,734,290
Academy Sports & Outdoors, Inc.	11,000	585,750
Advance Auto Parts, Inc.	24,000	1,519,920
American Eagle Outfitters, Inc.	86,250	1,721,550
Urban Outfitters, Inc. (A)	44,900	1,843,145
Williams-Sonoma, Inc.	6,150	1,736,575
		10,141,230

Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.	69,800	1,477,666

Textiles, Apparel & Luxury Goods - 0.5%
Steven Madden Ltd.	29,200	1,235,160
Tapestry, Inc.	28,600	1,223,794

		2,458,954

Total Common Stocks (Cost $445,622,939)		505,869,823

	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (G)	2,045,992	$ 2,045,992

Total Other Investment Company (Cost $2,045,992)		2,045,992

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
Fixed Income Clearing Corp., 2.50% (G), dated 06/28/2024, to be repurchased at $16,973,820 on 07/01/2024. Collateralized by U.S. Government Obligations, 3.75% - 4.50%, due 03/31/2026 - 04/15/2026, and with a total value of $17,309,946.	$ 16,970,285	16,970,285

Total Repurchase Agreement (Cost $16,970,285)		16,970,285

Total Investments (Cost $464,639,216)		524,886,100

Net Other Assets (Liabilities) - (0.3)%		(1,809,999)

Net Assets - 100.0%		$ 523,076,101

INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (I)	Value
ASSETS
Investments
Common Stocks	$505,869,823	$—	$0	$505,869,823
Other Investment Company	2,045,992	—	—	2,045,992
Repurchase Agreement	—	16,970,285	—	16,970,285

Total Investments	$507,915,815	$16,970,285	$0	$524,886,100

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Security is Level 3 of the fair value hierarchy.
(D)	Fair valued as determined in good faith in accordance with TAM’s procedures. At June 30, 2024, the total value of the securities is $0, representing 0.0% of the Portfolio’s net assets.
(E)	Security deemed worthless.
(F)

All or a portion of the security is on loan. The total value of the securities on loan is $3,286,343, collateralized by cash collateral of $2,045,992 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,317,635. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(G)	Rate disclosed reflects the yield at June 30, 2024.
(H)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(I)	Level 3 securities were not considered significant to the Portfolio.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

PORTFOLIO ABBREVIATION(S):

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Small/Mid Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Investments, at value (cost $447,668,931) (including securities loaned of $3,286,343)	$507,915,815
Repurchase agreement, at value (cost $16,970,285)	16,970,285
Receivables and other assets:
Investments sold	557,108
Net income from securities lending	1,682
Shares of beneficial interest sold	89,226
Dividends	295,448
Interest	3,536
Prepaid expenses	2,107
Total assets	525,835,207

Liabilities:
Cash collateral received upon return of:
Securities on loan	2,045,992
Payables and other liabilities:
Investments purchased	120,131
Shares of beneficial interest redeemed	129,737
Investment management fees	303,604
Distribution and service fees	43,862
Transfer agent costs	453
Trustee and CCO fees	1,547
Audit and tax fees	12,833
Custody fees	20,929
Legal fees	10,194
Printing and shareholder reports fees	56,218
Other accrued expenses	13,606
Total liabilities	2,759,106
Net assets	$523,076,101

Net assets consist of:
Capital stock ($0.01 par value)	$275,470
Additional paid-in capital	418,123,944
Total distributable earnings (accumulated losses)	104,676,687
Net assets	$523,076,101

Net assets by class:
Initial Class	$295,035,654
Service Class	228,040,447

Shares outstanding:
Initial Class	15,231,276
Service Class	12,315,746

Net asset value and offering price per share:
Initial Class	$19.37
Service Class	18.52

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income	$5,071,841
Interest income	232,094
Net income from securities lending	32,359
Withholding taxes on foreign income	(1,489)
Total investment income	5,334,805

Expenses:
Investment management fees	2,030,962
Distribution and service fees:
Service Class	286,277
Transfer agent costs	2,973
Trustee and CCO fees	12,299
Audit and tax fees	12,632
Custody fees	21,751
Legal fees	20,545
Printing and shareholder reports fees	54,543
Other	23,742
Total expenses	2,465,724
Net investment income (loss)	2,869,081

Net realized gain (loss) on:
Investments	35,398,082
Foreign currency transactions	(46)
Net realized gain (loss)	35,398,036

Net change in unrealized appreciation (depreciation) on:
Investments	(27,053,207)
Translation of assets and liabilities denominated in foreign currencies	9
Net change in unrealized appreciation (depreciation)	(27,053,198)
Net realized and change in unrealized gain (loss)	8,344,838
Net increase (decrease) in net assets resulting from operations	$11,213,919

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Small/Mid Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$2,869,081	$4,541,733
Net realized gain (loss)	35,398,036	13,834,359
Net change in unrealized appreciation (depreciation)	(27,053,198)	41,877,194

Net increase (decrease) in net assets resulting from operations	11,213,919	60,253,286

Dividends and/or distributions to shareholders:
Initial Class	—	(31,498,528)
Service Class	—	(24,207,774)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(55,706,302)

Capital share transactions:
Proceeds from shares sold:
Initial Class	3,445,160	4,469,451
Service Class	6,762,582	12,339,776
	10,207,742	16,809,227
Dividends and/or distributions reinvested:
Initial Class	—	31,498,528
Service Class	—	24,207,774
	—	55,706,302
Cost of shares redeemed:
Initial Class	(20,866,852)	(31,579,658)
Service Class	(15,229,964)	(25,753,471)

	(36,096,816)	(57,333,129)

Net increase (decrease) in net assets resulting from capital share transactions	(25,889,074)	15,182,400

Net increase (decrease) in net assets	(14,675,155)	19,729,384

Net assets:
Beginning of period/year	537,751,256	518,021,872
End of period/year	$523,076,101	$537,751,256

Capital share transactions - shares:
Shares issued:
Initial Class	175,736	238,557
Service Class	362,830	675,924
	538,566	914,481
Shares reinvested:
Initial Class	—	1,737,371
Service Class	—	1,393,654
	—	3,131,025
Shares redeemed:
Initial Class	(1,076,741)	(1,691,302)
Service Class	(821,228)	(1,434,497)

	(1,897,969)	(3,125,799)

Net increase (decrease) in shares outstanding:
Initial Class	(901,005)	284,626
Service Class	(458,398)	635,081
	(1,359,403)	919,707

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Small/Mid Cap Value VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$18.96		$18.83	$24.43	$19.19	$19.51	$17.11

Investment operations:

Net investment income (loss)(A)	0.11		0.19	0.20	0.13	0.17	0.18

Net realized and unrealized gain (loss)	0.30		2.05	(2.09)	5.26	0.41	3.95

Total investment operations	0.41		2.24	(1.89)	5.39	0.58	4.13

Dividends and/or distributions to shareholders:

Net investment income	—		(0.21)	(0.14)	(0.15)	(0.20)	(0.19)

Net realized gains	—		(1.90)	(3.57)	—	(0.70)	(1.54)

Total dividends and/or distributions to shareholders	—		(2.11)	(3.71)	(0.15)	(0.90)	(1.73)

Net asset value, end of period/year	$19.37		$18.96	$18.83	$24.43	$19.19	$19.51

Total return	2.16	%(B)	12.40%	(8.31)%	28.12%	4.04%	25.28%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$295,036		$305,914	$298,340	$355,144	$316,185	$339,556

Expenses to average net assets	0.82	%(C)	0.85%	0.81%	0.82%	0.83%	0.83%

Net investment income (loss) to average net assets	1.19	%(C)	0.98%	0.91%	0.57%	1.03%	0.96%

Portfolio turnover rate	26	%(B)	33%	44%	46%	71%	56%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$18.15		$18.10	$23.62	$18.57	$18.92	$16.64

Investment operations:

Net investment income (loss)(A)	0.09		0.13	0.14	0.07	0.12	0.13

Net realized and unrealized gain (loss)	0.28		1.98	(2.01)	5.09	0.39	3.83

Total investment operations	0.37		2.11	(1.87)	5.16	0.51	3.96

Dividends and/or distributions to shareholders:

Net investment income	—		(0.16)	(0.08)	(0.11)	(0.16)	(0.14)

Net realized gains	—		(1.90)	(3.57)	—	(0.70)	(1.54)

Total dividends and/or distributions to shareholders	—		(2.06)	(3.65)	(0.11)	(0.86)	(1.68)

Net asset value, end of period/year	$18.52		$18.15	$18.10	$23.62	$18.57	$18.92

Total return	2.04	%(B)	12.15%	(8.53)%	27.81%	3.74%	24.94%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$228,040		$231,837	$219,682	$276,007	$231,626	$218,875

Expenses to average net assets	1.07	%(C)	1.10%	1.06%	1.07%	1.08%	1.08%

Net investment income (loss) to average net assets	0.94	%(C)	0.73%	0.66%	0.32%	0.77%	0.71%

Portfolio turnover rate	26	%(B)	33%	44%	46%	71%	56%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Small/Mid Cap Value VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2024, commissions recaptured are $10,138.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2024, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total

Securities Lending Transactions Common Stocks	$ 2,045,992	$ —	$ —	$ —	$ 2,045,992

Total Borrowings	$ 2,045,992	$ —	$ —	$ —	$ 2,045,992

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

Small capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK FACTORS (continued)

other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the Portfolio managers believe appropriate and may offer greater potential for losses.

Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
Effective May 1, 2024
First $100 million	0.775%
Over $100 million up to $350 million	0.755
Over $350 million up to $500 million	0.735
Over $500 million up to $750 million	0.725
Over $750 million up to $1 billion	0.715
Over $1 billion up to $1.5 billion	0.690
Over $1.5 billion up to $2 billion	0.680
Over $2 billion	0.670
Prior to May 1, 2024
First $100 million	0.790
Over $100 million up to $350 million	0.780
Over $350 million up to $500 million	0.770
Over $500 million up to $750 million	0.750
Over $750 million up to $1 billion	0.745
Over $1 billion up to $1.5 billion	0.690
Over $1.5 billion up to $2 billion	0.680
Over $2 billion	0.670

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through

Effective May 1, 2024
Initial Class	0.83%	May 1, 2025
Service Class	1.08	May 1, 2025
Prior to May 1, 2024
Initial Class	0.88
Service Class	1.13

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government

$ 133,789,129	$ —	$ 156,238,856	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however,

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 464,639,216	$ 97,448,646	$ (37,201,762)	$ 60,246,884

10. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Small/Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Small/Mid Cap Value VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and each of Systematic Financial Management, L.P. (“Systematic”) and Thompson, Siegel & Walmsley LLC (“TSW”) (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and each Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and each Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and each Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Small/Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(unaudited)

determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 3-, 5- and 10-year periods and below the benchmark for the past 1-year period. The Board noted that TSW had commenced sub-advising the Portfolio’s mid-cap sleeve and Systematic had continued sub-advising the Portfolio’s small-cap sleeve on December 4, 2016 pursuant to the Portfolio’s current investment strategies.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio). The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fees and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Management Agreement and each Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica Small/Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser, which is not affiliated with TAM, and are paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or a Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered each Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that each Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Advisers from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolio. The Board also noted that Sub-Advisers participate in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Advisers may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and each Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust	Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc. PO Box 219945 Kansas City, MO 64121-9945 Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 2.7%
Cadre Holdings, Inc.	29,203	$ 980,053
Curtiss-Wright Corp.	24,597	6,665,295
Leonardo DRS, Inc. (A)	138,818	3,541,247
Loar Holdings, Inc. (A)	10,054	536,984
Moog, Inc., Class A	3,771	630,889
Woodward, Inc.	30,956	5,398,107

		17,752,575

Air Freight & Logistics - 0.4%
GXO Logistics, Inc. (A)	45,696	2,307,648

Automobile Components - 0.4%
Patrick Industries, Inc.	16,891	1,833,518
Visteon Corp. (A)	7,228	771,228

		2,604,746

Banks - 0.4%
Bancorp, Inc. (A)	47,174	1,781,290
ServisFirst Bancshares, Inc.	16,349	1,033,094

		2,814,384

Beverages - 0.9%
Celsius Holdings, Inc. (A)	21,162	1,208,139
Coca-Cola Consolidated, Inc.	4,037	4,380,145

		5,588,284

Biotechnology - 10.2%
ACADIA Pharmaceuticals, Inc. (A)	25,452	413,595
ADMA Biologics, Inc. (A)	120,600	1,348,308
Agios Pharmaceuticals, Inc. (A)	27,085	1,167,905
Akero Therapeutics, Inc. (A)	24,238	568,623
Alkermes PLC (A)	66,601	1,605,084
Amicus Therapeutics, Inc. (A)	68,646	680,968
Arcellx, Inc. (A)	15,000	827,850
Avidity Biosciences, Inc. (A)	74,079	3,026,127
Biohaven Ltd. (A)	57,869	2,008,633
Blueprint Medicines Corp. (A)	36,332	3,915,863
Bridgebio Pharma, Inc. (A)	45,785	1,159,734
Catalyst Pharmaceuticals, Inc. (A)	73,585	1,139,832
Celldex Therapeutics, Inc. (A)	23,479	868,958
Crinetics Pharmaceuticals, Inc. (A)	42,717	1,913,294
CRISPR Therapeutics AG (A)(B)	26,532	1,432,993
Cytokinetics, Inc. (A)	40,576	2,198,408
Day One Biopharmaceuticals, Inc. (A)	20,533	282,945
Denali Therapeutics, Inc. (A)	46,043	1,069,118
Disc Medicine, Inc. (A)	7,283	328,245
Dyne Therapeutics, Inc. (A)	25,500	899,895
Exelixis, Inc. (A)	106,275	2,387,999
Halozyme Therapeutics, Inc. (A)	73,616	3,854,534
Ideaya Biosciences, Inc. (A)	27,101	951,516
IGM Biosciences, Inc. (A)(B)	13,760	94,531
Immunovant, Inc. (A)	14,081	371,738
Insmed, Inc. (A)	96,332	6,454,244
Intellia Therapeutics, Inc. (A)	24,333	544,573
Ionis Pharmaceuticals, Inc. (A)	40,788	1,943,956
Iovance Biotherapeutics, Inc. (A)	70,244	563,357
Janux Therapeutics, Inc. (A)	4,100	171,749
Krystal Biotech, Inc. (A)	9,063	1,664,329

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Kymera Therapeutics, Inc. (A)	47,121	$ 1,406,562
Madrigal Pharmaceuticals, Inc., ADR (A)(B)	4,991	1,398,279
Merus NV (A)	12,221	723,117
Mirum Pharmaceuticals, Inc. (A)	6,900	235,911
Monte Rosa Therapeutics, Inc. (A)	5,200	19,448
MoonLake Immunotherapeutics (A)(B)	7,200	316,584
Morphic Holding, Inc. (A)	14,150	482,090
Natera, Inc. (A)	11,653	1,261,903
Neurocrine Biosciences, Inc. (A)	12,995	1,789,022
Nurix Therapeutics, Inc. (A)	17,230	359,590
Nuvalent, Inc., Class A (A)	13,106	994,221
Praxis Precision Medicines, Inc. (A)	11,600	479,776
Prothena Corp. PLC (A)	30,729	634,247
PTC Therapeutics, Inc. (A)	32,517	994,370
Relay Therapeutics, Inc. (A)	30,082	196,135
Replimune Group, Inc. (A)	40,933	368,397
REVOLUTION Medicines, Inc. (A)	33,674	1,306,888
Rhythm Pharmaceuticals, Inc. (A)	14,543	597,136
Rocket Pharmaceuticals, Inc. (A)	24,334	523,911
Scholar Rock Holding Corp. (A)	31,906	265,777
SpringWorks Therapeutics, Inc. (A)	16,059	604,942
Ultragenyx Pharmaceutical, Inc. (A)	30,323	1,246,275
Vaxcyte, Inc. (A)	26,584	2,007,358
Vera Therapeutics, Inc. (A)	28,400	1,027,512
Xencor, Inc. (A)	40,346	763,750

		65,862,105

Building Products - 2.9%
AAON, Inc.	26,012	2,269,287
AZEK Co., Inc. (A)	83,614	3,522,658
Builders FirstSource, Inc. (A)	8,537	1,181,606
CSW Industrials, Inc.	11,583	3,073,086
Griffon Corp.	20,200	1,289,972
Simpson Manufacturing Co., Inc.	21,752	3,665,864
UFP Industries, Inc.	36,532	4,091,584

		19,094,057

Capital Markets - 2.0%
Blue Owl Capital, Inc.	192,770	3,421,668
Donnelley Financial Solutions, Inc. (A)	29,800	1,776,676
FactSet Research Systems, Inc.	2,953	1,205,621
Hamilton Lane, Inc., Class A	25,000	3,089,500
LPL Financial Holdings, Inc.	5,348	1,493,696
StoneX Group, Inc. (A)	24,701	1,860,232

		12,847,393

Chemicals - 1.6%
Axalta Coating Systems Ltd. (A)	79,032	2,700,523
Balchem Corp.	10,271	1,581,221
Cabot Corp.	22,499	2,067,433
Element Solutions, Inc.	71,978	1,952,043
Olin Corp.	42,940	2,024,621

		10,325,841

Commercial Services & Supplies - 2.0%
Brink’s Co.	20,187	2,067,149
Casella Waste Systems, Inc., Class A (A)	44,999	4,464,801

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Clean Harbors, Inc. (A)	16,814	$ 3,802,486
MSA Safety, Inc.	13,957	2,619,589

		12,954,025

Communications Equipment - 0.1%
Extreme Networks, Inc. (A)	39,706	534,046

Construction & Engineering - 1.9%
API Group Corp. (A)	131,247	4,938,824
Comfort Systems USA, Inc.	7,336	2,231,024
EMCOR Group, Inc.	6,508	2,375,941
Sterling Infrastructure, Inc. (A)	13,900	1,644,926
WillScot Mobile Mini Holdings Corp. (A)	26,898	1,012,441

		12,203,156

Construction Materials - 0.6%
Eagle Materials, Inc.	16,469	3,581,349

Consumer Staples Distribution & Retail - 1.6%
Casey’s General Stores, Inc.	7,717	2,944,498
Performance Food Group Co. (A)	30,690	2,028,916
Sprouts Farmers Market, Inc. (A)	61,000	5,103,260

		10,076,674

Containers & Packaging - 0.1%
Graphic Packaging Holding Co.	23,050	604,140

Distributors - 0.3%
Pool Corp.	5,976	1,836,604

Diversified Consumer Services - 2.0%
Bright Horizons Family Solutions, Inc. (A)	23,129	2,546,040
Duolingo, Inc. (A)	11,834	2,469,401
Grand Canyon Education, Inc. (A)	15,898	2,224,289
H&R Block, Inc.	44,000	2,386,120
Laureate Education, Inc.	70,200	1,048,788
Stride, Inc. (A)	36,100	2,545,050

		13,219,688

Diversified Telecommunication Services - 0.3%
GCI Liberty, Inc. (A)(C)(D)(E)	66,048	0
Iridium Communications, Inc.	75,793	2,017,610

		2,017,610

Electrical Equipment - 1.0%
Atkore, Inc.	18,248	2,462,203
NEXTracker, Inc., Class A (A)	9,200	431,296
Vertiv Holdings Co.	42,723	3,698,530

		6,592,029

Electronic Equipment, Instruments & Components - 2.8%
Advanced Energy Industries, Inc.	18,457	2,007,383
Fabrinet (A)	25,272	6,186,333
Littelfuse, Inc.	3,244	829,134
Novanta, Inc. (A)	25,743	4,198,941
Teledyne Technologies, Inc. (A)	2,599	1,008,360
Vontier Corp.	93,174	3,559,247
Zebra Technologies Corp., Class A (A)	996	307,694

		18,097,092

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 2.4%
Expro Group Holdings NV (A)	34,500	$ 790,740
Liberty Energy, Inc.	51,400	1,073,746
Noble Corp. PLC	25,363	1,132,458
TechnipFMC PLC	90,782	2,373,949
Tidewater, Inc. (A)	30,634	2,916,663
Weatherford International PLC (A)	58,994	7,223,816

		15,511,372

Entertainment - 0.9%
Endeavor Group Holdings, Inc., Class A (B)	109,868	2,969,732
TKO Group Holdings, Inc.	28,073	3,031,603

		6,001,335

Financial Services - 1.2%
Euronet Worldwide, Inc. (A)	16,302	1,687,257
EVERTEC, Inc.	37,474	1,246,011
Mr Cooper Group, Inc. (A)	29,900	2,428,777
Payoneer Global, Inc. (A)	265,726	1,472,122
Shift4 Payments, Inc., Class A (A)(B)	14,778	1,083,966

		7,918,133

Food Products - 0.8%
Post Holdings, Inc. (A)	35,523	3,700,076
Simply Good Foods Co. (A)	35,992	1,300,391

		5,000,467

Ground Transportation - 1.2%
ArcBest Corp.	3,200	342,656
Landstar System, Inc.	6,486	1,196,537
Saia, Inc. (A)	7,431	3,524,449
XPO, Inc. (A)	23,917	2,538,790

		7,602,432

Health Care Equipment & Supplies - 4.3%
CONMED Corp.	9,060	628,039
Globus Medical, Inc., Class A (A)	59,830	4,097,757
Haemonetics Corp. (A)	17,451	1,443,721
Inari Medical, Inc. (A)	17,176	827,024
Inspire Medical Systems, Inc. (A)	6,347	849,419
iRhythm Technologies, Inc. (A)	10,813	1,163,911
Lantheus Holdings, Inc. (A)	43,630	3,503,053
LeMaitre Vascular, Inc.	15,700	1,291,796
Merit Medical Systems, Inc. (A)	43,084	3,703,070
Penumbra, Inc. (A)	7,525	1,354,274
PROCEPT BioRobotics Corp. (A)	35,438	2,164,908
STERIS PLC	11,291	2,478,826
TransMedics Group, Inc. (A)	19,300	2,906,966
UFP Technologies, Inc. (A)	6,400	1,688,768

		28,101,532

Health Care Providers & Services - 5.3%
Addus HomeCare Corp. (A)	14,096	1,636,687
AMN Healthcare Services, Inc. (A)	6,525	334,276
Chemed Corp.	1,438	780,230
CorVel Corp. (A)	13,172	3,349,244
Encompass Health Corp.	57,251	4,911,563
Ensign Group, Inc.	48,317	5,976,330
Guardant Health, Inc. (A)	51,264	1,480,504

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Molina Healthcare, Inc. (A)	12,025	$ 3,575,032
NeoGenomics, Inc. (A)	31,496	436,850
Option Care Health, Inc. (A)	98,313	2,723,270
RadNet, Inc. (A)	32,900	1,938,468
Tenet Healthcare Corp. (A)	54,342	7,229,116

		34,371,570

Health Care Technology - 0.1%
Evolent Health, Inc., Class A (A)	34,800	665,376

Hotels, Restaurants & Leisure - 5.2%
Bloomin’ Brands, Inc.	54,170	1,041,689
Boyd Gaming Corp.	45,690	2,517,519
Cava Group, Inc. (A)	16,981	1,574,988
Choice Hotels International, Inc.	11,679	1,389,801
Churchill Downs, Inc.	18,990	2,651,004
Domino’s Pizza, Inc.	7,670	3,960,251
Hilton Grand Vacations, Inc. (A)	27,180	1,098,888
Light & Wonder, Inc. (A)	49,200	5,160,096
Red Rock Resorts, Inc., Class A	14,783	812,030
Texas Roadhouse, Inc.	28,885	4,959,843
Travel & Leisure Co.	16,804	755,844
United Parks & Resorts, Inc. (A)	13,240	719,064
Wingstop, Inc.	16,238	6,863,153

		33,504,170

Household Durables - 1.8%
Cavco Industries, Inc. (A)	5,737	1,985,977
Green Brick Partners, Inc. (A)	22,737	1,301,466
Installed Building Products, Inc.	11,310	2,326,241
Skyline Champion Corp. (A)	19,610	1,328,578
Tempur Sealy International, Inc.	69,960	3,311,906
TopBuild Corp. (A)	4,301	1,657,046

		11,911,214

Independent Power & Renewable Electricity Producers - 0.2%
Ormat Technologies, Inc.	19,813	1,420,592

Industrial REITs - 0.5%
First Industrial Realty Trust, Inc.	31,174	1,481,077
Rexford Industrial Realty, Inc.	18,573	828,170
Terreno Realty Corp.	11,527	682,168

		2,991,415

Insurance - 2.3%
Baldwin Insurance Group, Inc., Class A (A)	43,200	1,532,304
Bowhead Specialty Holdings, Inc. (A)	7,855	199,046
Kinsale Capital Group, Inc.	3,100	1,194,368
Oscar Health, Inc., Class A (A)	86,500	1,368,430
Palomar Holdings, Inc. (A)	16,427	1,333,051
Primerica, Inc.	15,053	3,561,239
RLI Corp.	15,330	2,156,778
Ryan Specialty Holdings, Inc.	54,694	3,167,329
Selective Insurance Group, Inc.	4,929	462,488

		14,975,033

Interactive Media & Services - 0.1%
Cars.com, Inc. (A)	42,321	833,724

	Shares	Value
COMMON STOCKS (continued)
IT Services - 0.5%
ASGN, Inc. (A)	14,519	$ 1,280,140
Gartner, Inc. (A)	3,974	1,784,564
Kyndryl Holdings, Inc. (A)	17,767	467,450

		3,532,154

Leisure Products - 0.5%
Brunswick Corp.	13,292	967,259
Mattel, Inc. (A)	124,894	2,030,776

		2,998,035

Life Sciences Tools & Services - 1.4%
10X Genomics, Inc., Class A (A)	32,289	628,021
Bruker Corp.	11,700	746,577
Charles River Laboratories International, Inc. (A)	6,959	1,437,590
Medpace Holdings, Inc. (A)	5,656	2,329,424
Repligen Corp. (A)	14,246	1,795,851
West Pharmaceutical Services, Inc.	5,498	1,810,986

		8,748,449

Machinery - 3.8%
Crane Co.	22,400	3,247,552
Federal Signal Corp.	41,943	3,509,371
Kadant, Inc.	12,582	3,696,340
Lincoln Electric Holdings, Inc.	13,136	2,477,975
RBC Bearings, Inc. (A)	7,235	1,951,858
SPX Technologies, Inc. (A)	32,296	4,590,554
Symbotic, Inc. (A)(B)	15,947	560,697
Toro Co.	7,791	728,536
Watts Water Technologies, Inc., Class A	19,222	3,524,738

		24,287,621

Media - 0.5%
Nexstar Media Group, Inc.	16,993	2,821,008
Thryv Holdings, Inc. (A)	26,965	480,516

		3,301,524

Metals & Mining - 1.0%
Alpha Metallurgical Resources, Inc.	6,513	1,827,092
ATI, Inc. (A)	69,005	3,826,327
Warrior Met Coal, Inc.	10,400	652,808

		6,306,227

Oil, Gas & Consumable Fuels - 2.1%
Centrus Energy Corp., Class A (A)	18,759	801,947
CNX Resources Corp. (A)	50,000	1,215,000
CONSOL Energy, Inc. (A)	13,700	1,397,811
Dorian LPG Ltd.	13,600	570,656
Gulfport Energy Corp. (A)	6,400	966,400
Matador Resources Co.	55,408	3,302,317
PBF Energy, Inc., Class A	7,246	333,461
Range Resources Corp.	31,809	1,066,556
SM Energy Co.	48,511	2,097,131
Southwestern Energy Co. (A)	235,428	1,584,430

		13,335,709

Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	42,558	3,503,800

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Personal Care Products - 1.2%
BellRing Brands, Inc. (A)	58,359	$ 3,334,633
elf Beauty, Inc. (A)	14,329	3,019,407
Inter Parfums, Inc.	10,687	1,240,013

		7,594,053

Pharmaceuticals - 1.1%
Amphastar Pharmaceuticals, Inc. (A)	35,129	1,405,160
Arvinas, Inc. (A)	29,437	783,613
Intra-Cellular Therapies, Inc. (A)	43,582	2,984,931
Pacira BioSciences, Inc. (A)	12,525	358,340
Pliant Therapeutics, Inc. (A)	15,638	168,109
Prestige Consumer Healthcare, Inc. (A)	24,272	1,671,127

		7,371,280

Professional Services - 4.0%
Booz Allen Hamilton Holding Corp.	33,186	5,107,325
Broadridge Financial Solutions, Inc., ADR	9,093	1,791,321
CACI International, Inc., Class A (A)	11,939	5,135,322
CBIZ, Inc. (A)	44,520	3,298,932
ExlService Holdings, Inc. (A)	96,614	3,029,815
FTI Consulting, Inc. (A)	14,958	3,223,898
Paylocity Holding Corp. (A)	1,529	201,599
TriNet Group, Inc.	12,884	1,288,400
Verra Mobility Corp. (A)	101,668	2,765,369

		25,841,981

Residential REITs - 0.2%
Equity LifeStyle Properties, Inc.	15,490	1,008,864

Semiconductors & Semiconductor Equipment - 5.2%
Astera Labs, Inc. (A)	5,591	338,311
Axcelis Technologies, Inc. (A)	25,998	3,696,656
Cirrus Logic, Inc. (A)	24,290	3,100,861
Diodes, Inc. (A)	34,254	2,463,890
Entegris, Inc.	10,157	1,375,258
FormFactor, Inc. (A)	36,805	2,227,807
Kulicke & Soffa Industries, Inc.	24,619	1,211,008
MACOM Technology Solutions Holdings, Inc. (A)	30,500	3,399,835
MKS Instruments, Inc.	10,021	1,308,542
Monolithic Power Systems, Inc.	3,282	2,696,754
Onto Innovation, Inc. (A)	27,753	6,093,449
Photronics, Inc. (A)	51,800	1,277,906
Rambus, Inc. (A)	59,676	3,506,562
Veeco Instruments, Inc. (A)	21,500	1,004,265

		33,701,104

Software - 9.9%
A10 Networks, Inc.	67,900	940,415
ACI Worldwide, Inc. (A)	48,306	1,912,434
Agilysys, Inc. (A)	23,077	2,403,239
Appfolio, Inc., Class A (A)	11,191	2,736,983
Blackbaud, Inc. (A)	22,498	1,713,673
Box, Inc., Class A (A)	54,568	1,442,778
CommVault Systems, Inc. (A)	23,300	2,832,581
Descartes Systems Group, Inc. (A)	49,512	4,794,742
DoubleVerify Holdings, Inc. (A)	72,656	1,414,612
Envestnet, Inc. (A)	30,500	1,908,995

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Fair Isaac Corp. (A)	2,313	$ 3,443,271
Fortinet, Inc. (A)	28,786	1,734,932
Informatica, Inc., Class A (A)	69,109	2,134,086
Manhattan Associates, Inc. (A)	12,386	3,055,378
MicroStrategy, Inc., Class A (A)(B)	1,050	1,446,354
Nutanix, Inc., Class A (A)	65,394	3,717,649
PowerSchool Holdings, Inc., Class A (A)	79,445	1,778,774
PTC, Inc. (A)	12,811	2,327,374
Q2 Holdings, Inc. (A)	47,333	2,855,600
Qualys, Inc. (A)	16,040	2,287,304
Rapid7, Inc. (A)	29,448	1,273,037
Sapiens International Corp. NV	48,174	1,634,544
Smartsheet, Inc., Class A (A)	54,685	2,410,515
SPS Commerce, Inc. (A)	22,212	4,179,410
Tenable Holdings, Inc. (A)	41,382	1,803,428
Tyler Technologies, Inc. (A)	6,021	3,027,238
Workiva, Inc. (A)	16,658	1,215,867
Zeta Global Holdings Corp., Class A (A)	102,900	1,816,185

		64,241,398

Specialty Retail - 3.8%
Abercrombie & Fitch Co., Class A (A)	28,400	5,050,656
Academy Sports & Outdoors, Inc.	21,297	1,134,065
Asbury Automotive Group, Inc. (A)	5,716	1,302,505
Carvana Co. (A)	37,840	4,870,765
Dick’s Sporting Goods, Inc.	11,486	2,467,767
Group 1 Automotive, Inc.	4,800	1,426,944
Murphy USA, Inc.	14,328	6,726,423
Valvoline, Inc. (A)	33,803	1,460,290

		24,439,415

Technology Hardware, Storage & Peripherals - 0.1%
Pure Storage, Inc., Class A (A)	9,859	633,046

Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (A)	10,114	1,476,037
Deckers Outdoor Corp. (A)	3,520	3,407,184

		4,883,221

Trading Companies & Distributors - 2.2%
Boise Cascade Co.	15,900	1,895,598
Core & Main, Inc., Class A (A)	35,596	1,742,068
FTAI Aviation Ltd.	62,874	6,490,483
Herc Holdings, Inc.	5,995	799,074
SiteOne Landscape Supply, Inc. (A)	12,526	1,520,782
Watsco, Inc.	4,501	2,085,043

		14,533,048

Total Common Stocks (Cost $504,145,522)		641,982,740

OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (F)	3,313,732	3,313,732

Total Other Investment Company (Cost $3,313,732)		3,313,732

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.1%

Fixed Income Clearing Corp., 2.50% (F), dated 06/28/2024, to be repurchased at $7,211,998 on 07/01/2024. Collateralized by a U.S. Government Obligation, 3.75%, due 04/15/2026, and with a value of $7,354,747.

$ 7,210,496	$ 7,210,496

Total Repurchase Agreement (Cost $7,210,496)	7,210,496

Total Investments (Cost $514,669,750)	652,506,968

Net Other Assets (Liabilities) - (0.9)%	(5,674,365)

Net Assets - 100.0%	$ 646,832,603

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$641,982,740	$—	$0	$641,982,740
Other Investment Company	3,313,732	—	—	3,313,732
Repurchase Agreement	—	7,210,496	—	7,210,496

Total Investments	$645,296,472	$7,210,496	$0	$652,506,968

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of the securities on loan is $7,363,272, collateralized by cash collateral of $3,313,732 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,223,032. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Security is Level 3 of the fair value hierarchy.
(D)	Fair valued as determined in good faith in accordance with TAM’s procedures. At June 30, 2024, the total value of the securities is $0, representing 0.0% of the Portfolio’s net assets.
(E)	Security deemed worthless.
(F)	Rate disclosed reflects the yield at June 30, 2024.
(G)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATION(S):

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica T. Rowe Price Small Cap VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Investments, at value (cost $507,459,254) (including securities loaned of $7,363,272)	$ 645,296,472
Repurchase agreement, at value (cost $7,210,496)	7,210,496
Receivables and other assets:
Investments sold	358,805
Net income from securities lending	2,296
Shares of beneficial interest sold	152,720
Dividends	120,568
Interest	1,502
Prepaid expenses	2,764

Total assets	653,145,623

Liabilities:
Cash collateral received upon return of:
Securities on loan	3,313,732
Payables and other liabilities:
Investments purchased	2,090,741
Shares of beneficial interest redeemed	316,521
Investment management fees	398,029
Distribution and service fees	74,110
Transfer agent costs	648
Trustee and CCO fees	1,890
Audit and tax fees	13,170
Custody fees	29,079
Legal fees	13,376
Printing and shareholder reports fees	48,462
Other accrued expenses	13,262

Total liabilities	6,313,020

Net assets	$ 646,832,603

Net assets consist of:
Capital stock ($0.01 par value)	$ 580,073
Additional paid-in capital	435,117,555
Total distributable earnings (accumulated losses)	211,134,975

Net assets	$ 646,832,603

Net assets by class:
Initial Class	$ 256,494,390
Service Class	390,338,213

Shares outstanding:
Initial Class	20,937,675
Service Class	37,069,671

Net asset value and offering price per share:
Initial Class	$ 12.25
Service Class	10.53

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income	$ 1,367,452
Interest income	59,845
Net income from securities lending	23,189
Withholding taxes on foreign income	(3,497)

Total investment income	1,446,989

Expenses:
Investment management fees	2,585,971
Distribution and service fees:
Service Class	473,021
Transfer agent costs	3,786
Trustee and CCO fees	15,500
Audit and tax fees	13,000
Custody fees	28,022
Legal fees	26,438
Printing and shareholder reports fees	49,060
Other	20,140
Total expenses	3,214,938

Net investment income (loss)	(1,767,949)

Net realized gain (loss) on:
Investments	52,157,184

Net change in unrealized appreciation (depreciation) on:
Investments	(2,070,279)

Net realized and change in unrealized gain (loss)	50,086,905

Net increase (decrease) in net assets resulting from operations	$ 48,318,956

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica T. Rowe Price Small Cap VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$(1,767,949)	$(2,915,275)
Net realized gain (loss)	52,157,184	24,593,615
Net change in unrealized appreciation (depreciation)	(2,070,279)	96,075,011

Net increase (decrease) in net assets resulting from operations	48,318,956	117,753,351

Dividends and/or distributions to shareholders:
Initial Class	—	(12,975,384)
Service Class	—	(16,002,128)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(28,977,512)

Capital share transactions:
Proceeds from shares sold:
Initial Class	7,049,825	81,983,838
Service Class	10,430,598	16,038,792
	17,480,423	98,022,630
Dividends and/or distributions reinvested:
Initial Class	—	12,975,384
Service Class	—	16,002,128
	—	28,977,512
Cost of shares redeemed:
Initial Class	(84,772,476)	(92,435,798)
Service Class	(23,370,650)	(41,260,187)
	(108,143,126)	(133,695,985)

Net increase (decrease) in net assets resulting from capital share transactions	(90,662,703)	(6,695,843)

Net increase (decrease) in net assets	(42,343,747)	82,079,996

Net assets:
Beginning of period/year	689,176,350	607,096,354
End of period/year	$646,832,603	$689,176,350

Capital share transactions - shares:
Shares issued:
Initial Class	597,009	7,681,469
Service Class	1,027,705	1,752,747
	1,624,714	9,434,216
Shares reinvested:
Initial Class	—	1,220,638
Service Class	—	1,746,957
	—	2,967,595
Shares redeemed:
Initial Class	(7,184,480)	(9,260,574)
Service Class	(2,287,859)	(4,536,808)
	(9,472,339)	(13,797,382)

Net increase (decrease) in shares outstanding:
Initial Class	(6,587,471)	(358,467)
Service Class	(1,260,154)	(1,037,104)
	(7,847,625)	(1,395,571)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica T. Rowe Price Small Cap VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period/year	$11.39		$9.78	$19.01	$18.92	$16.42	$13.79

Investment operations:
Net investment income (loss)(A)	(0.02)		(0.03)	(0.03)	(0.08)	(0.04)	(0.03)
Net realized and unrealized gain (loss)	0.88		2.07	(3.97)	2.17	3.68	4.42
Total investment operations	0.86		2.04	(4.00)	2.09	3.64	4.39
Dividends and/or distributions to shareholders:
Net realized gains	—		(0.43)	(5.23)	(2.00)	(1.14)	(1.76)
Net asset value, end of period/year	$12.25		$11.39	$9.78	$19.01	$18.92	$16.42

Total return	7.55	%(B)	21.20%	(22.39)%	11.37%	23.56%	32.77%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$256,495		$313,491	$272,748	$448,767	$757,843	$649,477
Expenses to average net assets	0.83	%(C)	0.84%	0.81%	0.81%	0.81%	0.81%
Net investment income (loss) to average net assets	(0.39	)%(C)	(0.31)%	(0.24)%	(0.43)%	(0.26)%	(0.19)%
Portfolio turnover rate	19	%(B)	46%	33%	28%	39%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period/year	$9.80		$8.49	$17.39	$17.51	$15.31	$12.99

Investment operations:
Net investment income (loss)(A)	(0.03)		(0.05)	(0.06)	(0.12)	(0.07)	(0.06)
Net realized and unrealized gain (loss)	0.76		1.79	(3.61)	2.00	3.41	4.14
Total investment operations	0.73		1.74	(3.67)	1.88	3.34	4.08
Dividends and/or distributions to shareholders:
Net realized gains	—		(0.43)	(5.23)	(2.00)	(1.14)	(1.76)
Net asset value, end of period/year	$10.53		$9.80	$8.49	$17.39	$17.51	$15.31

Total return	7.45	%(B)	20.88%	(22.60)%	11.08%	23.30%	32.39%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$390,338		$375,685	$334,348	$479,458	$456,089	$368,301
Expenses to average net assets	1.08	%(C)	1.09%	1.06%	1.06%	1.06%	1.06%
Net investment income (loss) to average net assets	(0.64	)%(C)	(0.56)%	(0.49)%	(0.67)%	(0.51)%	(0.43)%
Portfolio turnover rate	19	%(B)	46%	33%	28%	39%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica T. Rowe Price Small Cap VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2024 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2024, if any, are identified within the Schedule of Investments.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions Common Stocks	$ 3,313,732	$—	$—	$—	$ 3,313,732
Total Borrowings	$ 3,313,732	$—	$—	$—	$ 3,313,732

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK FACTORS (continued)

REITs held at June 30, 2024, if any, are identified within the Schedule of Investments.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate

First $1 billion	0.78%
Over $1 billion up to $1.5 billion	0.77
Over $1.5 billion	0.76

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through

Effective May 1, 2024
Initial Class	0.88%	May 1, 2025
Service Class	1.13	May 1, 2025
Prior to May 1, 2024
Initial Class	0.93
Service Class	1.18

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government

$ 129,702,844	$ —	$ 216,261,565	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 514,669,750	$ 170,118,735	$ (32,281,517)	$ 137,837,218

10. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica T. Rowe Price Small Cap VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica T. Rowe Price Small Cap VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica T. Rowe Price Small Cap VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 3- and 10-year periods and below the benchmark for the past 1- and 5-year periods.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica T. Rowe Price Small Cap VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica T. Rowe Price Small Cap VP

RESULTS OF SHAREHOLDER MEETING

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires regulated investment companies to report on all subject matters put to the vote of shareholders and to provide final results. Accordingly, the Board of Trustees of the Portfolio solicited a vote by the shareholders for the following item:

A special meeting of holders of Transamerica T. Rowe Price Small Cap VP was held on April 29, 2024. The results of Proposal 2 were as follows:

To approve the Portfolio’s use of the manager of managers exemptive order, which will allow TAM, the Portfolio’s investment manager, to enter into and materially amend sub-advisory agreements with respect to the Portfolio in the future without Holder approval, subject to prior approval by the Portfolio’s Board of Trustees.

Proposal	Number of Shares

For	58,656,693
Against	1,527,875
Withheld	1,456,729

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945 Kansas City, MO 64121-9945 Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Australia - 3.5%
BHP Group Ltd.	17,500	$ 498,257
Macquarie Group Ltd.	15,800	2,157,469
Santos Ltd.	355,900	1,818,643
Sonic Healthcare Ltd.	84,600	1,484,284
Whitehaven Coal Ltd.	117,100	597,598

		6,556,251

Belgium - 3.1%
Anheuser-Busch InBev SA	56,500	3,274,731
Groupe Bruxelles Lambert NV	10,600	756,616
KBC Group NV	24,600	1,736,160

		5,767,507

Canada - 0.8%
CCL Industries, Inc., Class B	21,700	1,141,112
TFI International, Inc. (A)	2,100	304,919

		1,446,031

Denmark - 0.6%
Novo Nordisk AS, Class B	7,500	1,083,014

France - 10.5%
Accor SA	51,900	2,128,803
Amundi SA (B)	18,900	1,219,518
Capgemini SE	11,198	2,227,008
Cie de Saint-Gobain SA	19,300	1,501,008
Pluxee NV (C)	17,400	488,132
Rexel SA	24,400	631,330
Sanofi SA	26,168	2,520,535
Societe Generale SA	77,400	1,816,983
Sodexo SA	17,300	1,556,305
Teleperformance SE (A)	6,400	674,031
TotalEnergies SE	35,400	2,363,033
Veolia Environnement SA	92,656	2,770,501

		19,897,187

Germany - 10.8%
Allianz SE	6,741	1,873,402
BASF SE	21,600	1,045,243
Deutsche Boerse AG	10,100	2,067,052
Deutsche Post AG	49,200	1,991,184
Heidelberg Materials AG	23,000	2,384,857
Infineon Technologies AG	62,285	2,288,286
K&S AG	32,900	443,071
SAP SE	21,100	4,282,594
Siemens AG	15,007	2,791,985
Zalando SE (B)(C)	51,100	1,197,943

		20,365,617

Hong Kong - 2.2%
AIA Group Ltd.	162,900	1,105,602
CK Asset Holdings Ltd.	231,200	865,995
CK Hutchison Holdings Ltd.	438,000	2,097,720

		4,069,317

Ireland - 5.0%
AerCap Holdings NV	31,190	2,906,908
AIB Group PLC	352,300	1,862,332

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
DCC PLC	29,700	$ 2,079,924
Ryanair Holdings PLC, ADR	3,427	399,040
Smurfit Kappa Group PLC	49,521	2,206,237

		9,454,441

Israel - 1.0%
Check Point Software Technologies Ltd. (C)	11,700	1,930,500

Italy - 0.3%
Prysmian SpA	9,535	590,430

Japan - 19.3%
Astellas Pharma, Inc.	115,200	1,138,467
Canon, Inc. (A)	44,700	1,209,670
FANUC Corp.	49,900	1,367,450
Fujitsu Ltd.	160,800	2,515,592
Hitachi Ltd.	160,200	3,585,557
Kyocera Corp.	144,400	1,661,735
Nintendo Co. Ltd.	36,600	1,946,358
Olympus Corp.	132,200	2,131,026
ORIX Corp.	130,300	2,876,659
Rakuten Group, Inc. (C)	270,100	1,393,225
Renesas Electronics Corp.	95,600	1,787,932
SBI Holdings, Inc.	96,000	2,426,702
Seven & i Holdings Co. Ltd.	172,300	2,098,999
Sony Group Corp.	46,000	3,899,807
Square Enix Holdings Co. Ltd.	14,300	429,471
Sumitomo Mitsui Financial Group, Inc.	50,200	3,346,355
Toyota Industries Corp.	30,100	2,537,799

		36,352,804

Luxembourg - 1.8%
ArcelorMittal SA	66,600	1,524,222
Eurofins Scientific SE (A)	24,100	1,201,451
Tenaris SA	48,800	749,965

		3,475,638

Netherlands - 4.2%
ASML Holding NV	2,800	2,891,309
EXOR NV	6,200	648,718
Heineken Holding NV	23,443	1,849,078
ING Groep NV, Series N	89,700	1,533,378
Koninklijke Philips NV (C)	16,920	427,462
Stellantis NV	33,600	664,623

		8,014,568

Norway - 2.0%
Aker BP ASA	69,638	1,775,355
DNB Bank ASA	100,200	1,967,963

		3,743,318

Republic of Korea - 1.6%
Samsung Electronics Co. Ltd.	51,200	3,031,457

Singapore - 1.5%
DBS Group Holdings Ltd.	104,170	2,749,443

Sweden - 2.8%
Boliden AB	18,700	598,280

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Essity AB, Class B	80,400	$ 2,058,737
Husqvarna AB, B Shares	35,600	285,297
Skandinaviska Enskilda Banken AB, Class A	117,600	1,736,428
Volvo AB, B Shares	22,549	576,756

		5,255,498

Switzerland - 7.7%
Cie Financiere Richemont SA, Class A	13,600	2,122,990
Glencore PLC	293,800	1,675,351
Julius Baer Group Ltd.	23,300	1,301,864
Nestle SA	33,476	3,417,462
Novartis AG	19,380	2,074,433
Roche Holding AG	14,532	4,035,544

		14,627,644

United Kingdom - 19.0%
Ashtead Group PLC	29,300	1,956,353
Aviva PLC	202,765	1,221,598
Barratt Developments PLC	122,700	732,406
BP PLC	496,100	2,980,073
Bunzl PLC	26,900	1,023,529
Burberry Group PLC	33,400	370,615
CNH Industrial NV	145,200	1,470,876
Dowlais Group PLC	363,603	335,990
Entain PLC	82,400	656,219
GSK PLC	105,780	2,045,193
Inchcape PLC	133,287	1,253,551
Informa PLC	80,704	873,069
Kingfisher PLC	430,800	1,354,900
Legal & General Group PLC	713,200	2,046,531
Liberty Global Ltd., Class C (C)	53,323	951,815
Lloyds Banking Group PLC	3,723,900	2,576,820
Pearson PLC	83,200	1,042,055
Persimmon PLC	49,000	837,441
Reckitt Benckiser Group PLC	38,600	2,089,369
Shell PLC	71,100	2,547,127
Smith & Nephew PLC	168,900	2,093,644

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Tesco PLC	572,574	$ 2,214,799
Unilever PLC	59,593	3,273,153

		35,947,126

Total Common Stocks (Cost $163,993,852)		184,357,791

PREFERRED STOCK - 0.7%
Germany - 0.7%
Henkel AG & Co. KGaA, 2.24% (D)	14,700	1,310,130

Total Preferred Stock (Cost $1,139,019)		1,310,130

OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (D)	313,639	313,639

Total Other Investment Company (Cost $313,639)		313,639

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 2.50% (D), dated 06/28/2024, to be repurchased at $2,321,563 on 07/01/2024. Collateralized by a U.S. Government Obligation, 3.75%, due 04/15/2026, and with a value of $2,367,634.	$2,321,079	2,321,079

Total Repurchase Agreement (Cost $2,321,079)		2,321,079

Total Investments (Cost $167,767,589)		188,302,639
Net Other Assets (Liabilities) - 0.2%		386,415

Net Assets - 100.0%		$188,689,054

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value

ASSETS
Investments
Common Stocks	$9,105,170	$175,252,621	$—	$184,357,791
Preferred Stock	—	1,310,130	—	1,310,130
Other Investment Company	313,639	—	—	313,639
Repurchase Agreement	—	2,321,079	—	2,321,079

Total Investments	$9,418,809	$178,883,830	$—	$188,302,639

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of the securities on loan is $3,322,967, collateralized by cash collateral of $313,639 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,177,690. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)

Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the total value of 144A securities is $2,417,461, representing 1.3% of the Portfolio’s net assets.

(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at June 30, 2024.
(E)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):

ADR American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW International Equity VP

STATEMENT OF ASSETS AND LIABILITIES At June 30, 2024 (unaudited)	STATEMENT OF OPERATIONS For the period ended June 30, 2024 (unaudited)

Assets:
Investments, at value (cost $165,446,510) (including securities loaned of $3,322,967)	$185,981,560
Repurchase agreement, at value (cost $2,321,079)	2,321,079
Foreign currency, at value (cost $203,985)	203,892
Receivables and other assets:
Net income from securities lending	2,157
Shares of beneficial interest sold	2,623
Dividends	240,008
Interest	484
Tax reclaims	883,315
Prepaid expenses	776
Total assets	189,635,894

Liabilities:
Cash collateral received upon return of:
Securities on loan	313,639
Payables and other liabilities:
Investments purchased	422,342
Shares of beneficial interest redeemed	22,902
Investment management fees	112,823
Distribution and service fees	12,643
Transfer agent costs	173
Trustee and CCO fees	582
Audit and tax fees	10,981
Custody fees	27,365
Legal fees	3,412
Printing and shareholder reports fees	12,205
Other accrued expenses	7,773
Total liabilities	946,840
Net assets	$188,689,054

Net assets consist of:
Capital stock ($0.01 par value)	$127,015
Additional paid-in capital	156,568,228
Total distributable earnings (accumulated losses)	31,993,811

Net assets	$188,689,054

Net assets by class:
Initial Class	$122,715,341
Service Class	65,973,713

Shares outstanding:
Initial Class	8,227,139
Service Class	4,474,332

Net asset value and offering price per share:
Initial Class	$14.92
Service Class	14.74

Investment income:
Dividend income	$4,636,259
Interest income	50,857
Net income from securities lending	15,843
Withholding taxes on foreign income	(462,987)

Total investment income	4,239,972

Expenses:
Investment management fees	730,750
Distribution and service fees:
Service Class	80,051
Transfer agent costs	1,075
Trustee and CCO fees	4,472
Audit and tax fees	10,819
Custody fees	27,230
Legal fees	7,234
Printing and shareholder reports fees	12,350
Other	9,868
Total expenses	883,849

Net investment income (loss)	3,356,123

Net realized gain (loss) on:
Investments	5,121,688

Foreign currency transactions	(24,510)

Net realized gain (loss)	5,097,178

Net change in unrealized appreciation (depreciation) on:

Investments	(2,193,872)

Translation of assets and liabilities denominated in foreign currencies	(33,434)

Net change in unrealized appreciation (depreciation)	(2,227,306)

Net realized and change in unrealized gain (loss)	2,869,872

Net increase (decrease) in net assets resulting from operations	$6,225,995

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW International Equity VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$3,356,123	$3,907,296
Net realized gain (loss)	5,097,178	2,597,913
Net change in unrealized appreciation (depreciation)	(2,227,306)	19,692,519
Net increase (decrease) in net assets resulting from operations	6,225,995	26,197,728

Dividends and/or distributions to shareholders:
Initial Class	—	(1,298,953)
Service Class	—	(517,359)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(1,816,312)

Capital share transactions:
Proceeds from shares sold:
Initial Class	8,810,640	30,649,107
Service Class	3,904,527	6,254,290

	12,715,167	36,903,397
Dividends and/or distributions reinvested:
Initial Class	—	1,298,953
Service Class	—	517,359

	—	1,816,312
Cost of shares redeemed:
Initial Class	(15,032,848)	(26,032,114)
Service Class	(4,633,672)	(10,053,658)

	(19,666,520)	(36,085,772)
Net increase (decrease) in net assets resulting from capital share transactions	(6,951,353)	2,633,937

Net increase (decrease) in net assets	(725,358)	27,015,353

Net assets:
Beginning of period/year	189,414,412	162,399,059
End of period/year	$188,689,054	$189,414,412

Capital share transactions - shares:
Shares issued:
Initial Class	604,608	2,271,080
Service Class	264,428	463,366

	869,036	2,734,446
Shares reinvested:
Initial Class	—	95,092
Service Class	—	38,238

	—	133,330
Shares redeemed:
Initial Class	(1,000,494)	(1,859,276)
Service Class	(318,592)	(747,815)

	(1,319,086)	(2,607,091)
Net increase (decrease) in shares outstanding:
Initial Class	(395,886)	506,896
Service Class	(54,164)	(246,211)

	(450,050)	260,685

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW International Equity VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$14.45		$12.65	$16.04	$14.40	$13.95	$11.90

Investment operations:
Net investment income (loss)(A)	0.26		0.30	0.34	0.31	0.20	0.30
Net realized and unrealized gain (loss)	0.21		1.65	(2.70)	1.62	0.65	2.15

Total investment operations	0.47		1.95	(2.36)	1.93	0.85	2.45

Dividends and/or distributions to shareholders:
Net investment income	—		(0.15)	(0.47)	(0.29)	(0.40)	(0.19)
Net realized gains	—		—	(0.56)	—	—	(0.21)

Total dividends and/or distributions to shareholders	—		(0.15)	(1.03)	(0.29)	(0.40)	(0.40)

Net asset value, end of period/year	$14.92		$14.45	$12.65	$16.04	$14.40	$13.95

Total return	3.25	%(B)	15.48%	(14.40)%	13.41%	6.54%	21.06%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$122,715		$124,632	$102,637	$124,895	$126,686	$133,161
Expenses to average net assets	0.85	%(C)	0.86%	0.85%	0.85%	0.88%	0.84%
Net investment income (loss) to average net assets	3.65	%(C)	2.21%	2.49%	1.97%	1.59%	2.28%
Portfolio turnover rate	6	%(B)	17%	14%	19%	20%	16%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$14.31		$12.52	$15.88	$14.26	$13.83	$11.80

Investment operations:
Net investment income (loss)(A)	0.24		0.27	0.31	0.26	0.16	0.26
Net realized and unrealized gain (loss)	0.19		1.63	(2.68)	1.62	0.64	2.13

Total investment operations	0.43		1.90	(2.37)	1.88	0.80	2.39

Dividends and/or distributions to shareholders:
Net investment income	—		(0.11)	(0.43)	(0.26)	(0.37)	(0.15)
Net realized gains	—		—	(0.56)	—	—	(0.21)

Total dividends and/or distributions to shareholders	—		(0.11)	(0.99)	(0.26)	(0.37)	(0.36)

Net asset value, end of period/year	$14.74		$14.31	$12.52	$15.88	$14.26	$13.83

Total return	3.00	%(B)	15.26%	(14.63)%	13.20%	6.20%	20.74%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$65,974		$64,782	$59,762	$77,923	$68,290	$57,952
Expenses to average net assets	1.10	%(C)	1.11%	1.10%	1.10%	1.13%	1.09%
Net investment income (loss) to average net assets	3.32	%(C)	2.02%	2.29%	1.67%	1.28%	2.01%
Portfolio turnover rate	6	%(B)	17%	14%	19%	20%	16%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica TSW International Equity VP (formerly, Transamerica TS&W International Equity VP) (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2024, commissions recaptured are $464.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2024.

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total

Securities Lending Transactions
Common Stocks	$ 313,639	$ —	$ —	$ —	$ 313,639

Total Borrowings	$ 313,639	$ —	$ —	$ —	$ 313,639

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.

Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate

First $250 million	0.77%
Over $250 million up to $1 billion	0.74
Over $1 billion up to $2 billion	0.72
Over $2 billion up to $6 billion	0.69
Over $6 billion up to $8 billion	0.68
Over $8 billion	0.66

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through

Effective May 1, 2024
Initial Class	0.91%	May 1, 2025
Service Class	1.16	May 1, 2025
Prior to May 1, 2024
Initial Class	0.92
Service Class	1.17

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities

Long-Term	U.S. Government	Long-Term	U.S. Government
$ 11,944,967	$ —	$ 17,802,307	$ —

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however,

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 167,767,589	$ 34,764,223	$ (14,229,173)	$ 20,535,050

9. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW International Equity VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica TSW International Equity VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Thompson, Siegel & Walmsley LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW International Equity VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 10-year period and below the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW International Equity VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW International Equity VP

RESULTS OF SHAREHOLDER MEETING

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires regulated investment companies to report on all subject matters put to the vote of shareholders and to provide final results. Accordingly, the Board of Trustees of the Portfolio solicited a vote by the shareholders for the following item:

A special meeting of holders of Transamerica TSW International Equity VP (formerly, Transamerica TS&W International Equity VP) was held on April 29, 2024. The results of Proposal 2 were as follows:

To approve the Portfolio’s use of the manager of managers exemptive order, which will allow TAM, the Portfolio’s investment manager, to enter into and materially amend sub-advisory agreements with respect to the Portfolio in the future without Holder approval, subject to prior approval by the Portfolio’s Board of Trustees.

Proposal	Number of Shares

For	13,018,099
Against	151,747
Withheld	210,030

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica TSW Mid Cap Value Opportunities VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value

COMMON STOCKS - 97.1%
Aerospace & Defense - 3.0%
Huntington Ingalls Industries, Inc.	29,000	$7,143,570

Banks - 1.4%
First Citizens BancShares, Inc., Class A	2,035	3,426,146

Building Products - 0.5%
Builders FirstSource, Inc. (A)	9,000	1,245,690

Chemicals - 2.2%
Mosaic Co.	182,200	5,265,580

Consumer Finance - 1.2%
Ally Financial, Inc.	74,800	2,967,316

Consumer Staples Distribution & Retail - 4.7%
Dollar Tree, Inc. (A)	34,700	3,704,919
US Foods Holding Corp. (A)	60,222	3,190,562
Walgreens Boots Alliance, Inc.	359,500	4,348,152

		11,243,633

Containers & Packaging - 1.6%
Graphic Packaging Holding Co.	150,652	3,948,589

Distributors - 2.1%
LKQ Corp.	120,298	5,003,194

Diversified Telecommunication Services - 2.0%
Liberty Global Ltd., Class A (A)	278,300	4,850,769

Electric Utilities - 4.6%
Evergy, Inc.	94,600	5,010,962
OGE Energy Corp.	172,100	6,143,970

		11,154,932

Electronic Equipment, Instruments & Components - 2.7%
TD SYNNEX Corp.	19,920	2,298,768
Vontier Corp.	113,372	4,330,810

		6,629,578

Energy Equipment & Services - 0.8%
Noble Corp. PLC	45,000	2,009,250

Entertainment - 1.6%
Warner Bros Discovery, Inc. (A)	504,900	3,756,456

Financial Services - 5.0%
Corpay, Inc. (A)	17,000	4,528,970
Fidelity National Information Services, Inc.	34,515	2,601,050
Global Payments, Inc.	50,100	4,844,670

		11,974,690

Food Products - 5.9%
Archer-Daniels-Midland Co.	73,200	4,424,940
Post Holdings, Inc. (A)	43,886	4,571,166
Tyson Foods, Inc., Class A	90,600	5,176,884

		14,172,990

Gas Utilities - 0.9%
National Fuel Gas Co.	42,265	2,290,340

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies - 3.2%
Baxter International, Inc.	153,300	$5,127,885
Koninklijke Philips NV (A)(B)	101,142	2,548,778

		7,676,663

Health Care Providers & Services - 5.1%
Centene Corp. (A)	64,100	4,249,830
Henry Schein, Inc. (A)	47,864	3,068,083
Labcorp Holdings, Inc.	24,075	4,899,503

		12,217,416

Household Durables - 1.0%
Mohawk Industries, Inc. (A)	20,335	2,309,853

Insurance - 5.8%
Arch Capital Group Ltd. (A)	18,592	1,875,747
Fidelity National Financial, Inc.	79,600	3,933,832
Markel Group, Inc. (A)	2,500	3,939,150
Willis Towers Watson PLC	16,100	4,220,454

		13,969,183

Interactive Media & Services - 2.9%
IAC, Inc. (A)	95,458	4,472,207
Match Group, Inc. (A)	86,900	2,640,022

		7,112,229

Life Sciences Tools & Services - 2.6%
Bio-Rad Laboratories, Inc., Class A (A)	22,600	6,172,286

Machinery - 1.3%
Allison Transmission Holdings, Inc.	17,600	1,335,840
CNH Industrial NV	181,400	1,837,582

		3,173,422

Media - 7.6%
Altice USA, Inc., Class A (A)	171,200	349,248
EchoStar Corp., Class A (A)	64,100	1,141,621
Fox Corp., Class A	110,500	3,797,885
Liberty Broadband Corp., Class C (A)	88,580	4,855,955
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	221,579	4,910,191
News Corp., Class A	116,600	3,214,662

		18,269,562

Metals & Mining - 1.1%
Commercial Metals Co.	48,900	2,689,011

Multi-Utilities - 7.9%
CenterPoint Energy, Inc.	145,900	4,519,982
Dominion Energy, Inc.	161,300	7,903,700
NiSource, Inc.	229,160	6,602,100

		19,025,782

Office REITs - 0.9%
JBG SMITH Properties	139,300	2,121,539

Oil, Gas & Consumable Fuels - 5.2%
HF Sinclair Corp.	47,800	2,549,652

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW Mid Cap Value Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc.	259,800	$5,162,226
Williams Cos., Inc.	113,785	4,835,863

		12,547,741

Pharmaceuticals - 6.9%
Jazz Pharmaceuticals PLC (A)	45,507	4,856,962
Organon & Co.	139,400	2,885,580
Perrigo Co. PLC	198,200	5,089,776
Viatris, Inc.	369,700	3,929,911

		16,762,229

Professional Services - 2.4%
Clarivate PLC (A)	545,150	3,101,904
Jacobs Solutions, Inc.	18,800	2,626,548

		5,728,452

Specialized REITs - 1.7%
Crown Castle, Inc.	20,700	2,022,390
Gaming & Leisure Properties, Inc.	45,900	2,075,139

		4,097,529

Specialty Retail - 0.5%
Advance Auto Parts, Inc.	19,700	1,247,601

Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co.	94,400	1,998,448

Total Common Stocks (Cost $237,624,264)		234,201,669

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (C)	376,491	$376,491

Total Other Investment Company (Cost $376,491)		376,491

	Principal	Value
REPURCHASE AGREEMENT - 2.9%
Fixed Income Clearing Corp., 2.50% (C), dated 06/28/2024, to be repurchased at $7,097,686 on 07/01/2024. Collateralized by a U.S. Government Obligation, 3.75%, due 04/15/2026, and with a value of $7,238,195.	$7,096,208	7,096,208

Total Repurchase Agreement (Cost $7,096,208)		7,096,208

Total Investments (Cost $245,096,963)		241,674,368

Net Other Assets (Liabilities) - (0.2)%		(365,311)

Net Assets - 100.0%		$241,309,057

INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$234,201,669	$—	$—	$234,201,669
Other Investment Company	376,491	—	—	376,491
Repurchase Agreement	—	7,096,208	—	7,096,208

Total Investments	$234,578,160	$7,096,208	$—	$241,674,368

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of the securities on loan is $1,155,974, collateralized by cash collateral of $376,491 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $804,713. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at June 30, 2024.
(D)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW Mid Cap Value Opportunities VP

STATEMENT OF ASSETS AND LIABILITIES At June 30, 2024 (unaudited)	STATEMENT OF OPERATIONS For the period ended June 30, 2024 (unaudited)

Assets:
Investments, at value (cost $238,000,755) (including securities loaned of $1,155,974)	$234,578,160
Repurchase agreement, at value (cost $7,096,208)	7,096,208
Receivables and other assets:
Investments sold	128,615
Net income from securities lending	506
Shares of beneficial interest sold	17,502
Dividends	120,744
Interest	1,478
Prepaid expenses	904

Total assets	241,944,117

Liabilities:
Cash collateral received upon return of:
Securities on loan	376,491
Payables and other liabilities:
Shares of beneficial interest redeemed	26,625
Investment management fees	132,536
Distribution and service fees	43,791
Transfer agent costs	482
Trustee and CCO fees	1,297
Audit and tax fees	11,377
Custody fees	11,960
Legal fees	1,352
Printing and shareholder reports fees	20,144
Other accrued expenses	9,005

Total liabilities	635,060

Net assets	$241,309,057

Net assets consist of:
Capital stock ($0.01 par value)	$168,761
Additional paid-in capital	149,188,936
Total distributable earnings (accumulated losses)	91,951,360

Net assets	$241,309,057

Net assets by class:
Initial Class	$15,396,321
Service Class	225,912,736

Shares outstanding:
Initial Class	1,046,473
Service Class	15,829,602

Net asset value and offering price per share:
Initial Class	$14.71
Service Class	14.27

Investment income:
Dividend income	$2,306,726
Interest income	85,490
Net income from securities lending	1,332
Total investment income	2,393,548

Expenses:
Investment management fees	1,098,144
Distribution and service fees:
Service Class	291,309
Transfer agent costs	1,737
Trustee and CCO fees	6,591
Audit and tax fees	11,015
Custody fees	11,153
Legal fees	14,085
Printing and shareholder reports fees	21,114
Other	15,467
Total expenses before waiver and/or reimbursement and recapture	1,470,615
Expenses waived and/or reimbursed:
Initial Class	(4,316)
Recapture of previously waived and/or reimbursed fees:
Initial Class	4,316

Net expenses	1,470,615

Net investment income (loss)	922,933

Net realized gain (loss) on:
Investments	52,153,720

Net change in unrealized appreciation (depreciation) on:
Investments	(47,355,751)

Net realized and change in unrealized gain (loss)	4,797,969

Net increase (decrease) in net assets resulting from operations	$5,720,902

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW Mid Cap Value Opportunities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023
From operations:
Net investment income (loss)	$922,933	$ 3,094,762
Net realized gain (loss)	52,153,720	39,876,868
Net change in unrealized appreciation (depreciation)	(47,355,751)	(6,268,729)

Net increase (decrease) in net assets resulting from operations	5,720,902	36,702,901

Dividends and/or distributions to shareholders:
Initial Class	—	(12,473,236)
Service Class	—	(24,604,745)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(37,077,981)

Capital share transactions:
Proceeds from shares sold:
Initial Class	93,292	23,090,348
Service Class	2,093,682	7,766,899
	2,186,974	30,857,247
Dividends and/or distributions reinvested:
Initial Class	—	12,473,236
Service Class	—	24,604,745
	—	37,077,981
Cost of shares redeemed:
Initial Class	(67,266,234)	(192,211,978)
Service Class	(16,386,570)	(36,678,211)

	(83,652,804)	(228,890,189)

Net increase (decrease) in net assets resulting from capital share transactions	(81,465,830)	(160,954,961)

Net increase (decrease) in net assets	(75,744,928)	(161,330,041)

Net assets:
Beginning of period/year	317,053,985	478,384,026
End of period/year	$241,309,057	$ 317,053,985

Capital share transactions - shares:
Shares issued:
Initial Class	6,211	1,669,930
Service Class	144,429	545,147
	150,640	2,215,077
Shares reinvested:
Initial Class	—	924,628
Service Class	—	1,876,792
	—	2,801,420
Shares redeemed:
Initial Class	(4,513,949)	(13,168,551)
Service Class	(1,133,164)	(2,645,463)
	(5,647,113)	(15,814,014)
Net increase (decrease) in shares outstanding:
Initial Class	(4,507,738)	(10,573,993)
Service Class	(988,735)	(223,524)
	(5,496,473)	(10,797,517)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW Mid Cap Value Opportunities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$14.48		$14.62	$19.74	$15.64	$16.28	$14.44

Investment operations:

Net investment income (loss)(A)	0.05		0.13	0.18	0.13	0.16	0.19

Net realized and unrealized gain (loss)	0.18		1.33	(1.72)	4.41	(0.08)	3.42
Total investment operations	0.23		1.46	(1.54)	4.54	0.08	3.61

Dividends and/or distributions to shareholders:

Net investment income	—		(0.22)	(0.15)	(0.14)	(0.18)	(0.24)

Net realized gains	—		(1.38)	(3.43)	(0.30)	(0.54)	(1.53)

Total dividends and/or distributions to shareholders	—		(1.60)	(3.58)	(0.44)	(0.72)	(1.77)

Net asset value, end of period/year	$14.71		$14.48	$14.62	$19.74	$15.64	$16.28

Total return	1.59	%(B)	10.81%	(8.23)%	29.19%	1.35%	26.21%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$15,396		$80,441	$235,756	$263,545	$199,873	$230,002

Expenses to average net assets

Excluding waiver and/or reimbursement and recapture	0.86	%(C)	0.91%	0.87%	0.87%	0.88%	0.87%

Including waiver and/or reimbursement and recapture	0.86	%(C)(D)	0.91%	0.87%	0.87%	0.88%	0.87%

Net investment income (loss) to average net assets	0.65	%(C)	0.93%	1.05%	0.68%	1.14%	1.15%

Portfolio turnover rate	87	%(B)	18%	15%	45%	22%	14%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Service Class

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$14.07		$14.24	$19.31	$15.32	$15.97	$14.18

Investment operations:

Net investment income (loss)(A)	0.05		0.12	0.13	0.08	0.12	0.14

Net realized and unrealized gain (loss)	0.15		1.27	(1.67)	4.32	(0.09)	3.37

Total investment operations	0.20		1.39	(1.54)	4.40	0.03	3.51

Dividends and/or distributions to shareholders:

Net investment income	—		(0.18)	(0.10)	(0.11)	(0.14)	(0.19)

Net realized gains	—		(1.38)	(3.43)	(0.30)	(0.54)	(1.53)

Total dividends and/or distributions to shareholders	—		(1.56)	(3.53)	(0.41)	(0.68)	(1.72)

Net asset value, end of period/year	$14.27		$14.07	$14.24	$19.31	$15.32	$15.97

Total return	1.42	%(B)	10.57%	(8.43)%	28.84%	1.03%	25.99%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$225,913		$236,613	$242,628	$297,801	$251,374	$258,115

Expenses to average net assets

Excluding waiver and/or reimbursement and recapture	1.11	%(C)	1.16%	1.12%	1.12%	1.13%	1.12%

Including waiver and/or reimbursement and recapture	1.11	%(C)(D)	1.16%	1.12%	1.12%	1.13%	1.12%

Net investment income (loss) to average net assets	0.68	%(C)	0.83%	0.81%	0.43%	0.88%	0.90%

Portfolio turnover rate	87	%(B)	18%	15%	45%	22%	14%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica TSW Mid Cap Value Opportunities VP (formerly, Transamerica JPMorgan Mid Cap Value VP) (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2024, commissions recaptured are $5,444.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2024, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total

Securities Lending Transactions
Common Stocks	$ 376,491	$ —	$ —	$ —	$376,491

Total Borrowings	$ 376,491	$ —	$ —	$ —	$376,491

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Medium capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the Portfolio managers believe appropriate and may offer greater potential for losses.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate

Effective May 1, 2024
First $750 million	0.6950%
Over $750 million up to $1.5 billion	0.6925
Over $1.5 billion up to $2 billion	0.6500
Over $2 billion	0.6300
Prior to May 1, 2024
First $100 million	0.8800
Over $100 million up to $550 million	0.8300
Over $550 million up to $750 million	0.7900
Over $750 million up to $1 billion	0.7700
Over $1 billion	0.7600

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through

Effective May 1, 2024
Initial Class	0.78%	May 1, 2025
Service Class	1.03	May 1, 2025
Prior to May 1, 2024
Initial Class	0.93
Service Class	1.17

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate

Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government

$ 234,614,974	$ —	$ 316,462,026	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)

$ 245,096,963	$ 9,889,589	$ (13,312,184)	$ (3,422,595)

10. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW Mid Cap Value Opportunities VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica TSW Mid Cap Value Opportunities VP (formerly, Transamerica JPMorgan Mid Cap Value VP) (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Management Agreement. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and TAM’s responsiveness to any questions by the Trustees.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW Mid Cap Value Opportunities VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 3-year period and below the benchmark for the past 1-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced sub-advising the Portfolio on May 1, 2024 pursuant to its current investment objective and investment strategies.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio). The Board also considered the fees charged by the Portfolio’s sub-adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders. The Trustees noted that they had previously approved a reduction to the Portfolio’s management fee schedule, which took effect on May 1, 2024 and was not fully reflected in the comparative data.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW Mid Cap Value Opportunities VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM in light of any economies of scale experienced in the future.

Benefits to TAM and/or its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica TSW Mid Cap Value Opportunities VP

RESULTS OF SHAREHOLDER MEETING

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires regulated investment companies to report on all subject matters put to the vote of shareholders and to provide final results. Accordingly, the Board of Trustees of the Portfolio solicited a vote by the shareholders for the following item:

A special meeting of holders of Transamerica TSW Mid Cap Value Opportunities VP (formerly, Transamerica JPMorgan Mid Cap Value VP) was held on April 29, 2024. The results of Proposal 2 were as follows:

To approve the Portfolio’s use of the manager of managers exemptive order, which will allow TAM, the Portfolio’s investment manager, to enter into and materially amend sub-advisory agreements with respect to the Portfolio in the future without Holder approval, subject to prior approval by the Portfolio’s Board of Trustees.

Proposal	Number of Shares

For	16,858,443
Against	892,035
Withheld	601,721

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc. PO Box 219945 Kansas City, MO 64121-9945 Customer Service: 1-800-851-9777

Transamerica Series Trust Semi-Annual Financial Statements

June 30, 2024

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual financial statements for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Automobiles - 1.1%
Tesla, Inc. (A)	320,920	$63,503,650

Beverages - 1.8%
Brown-Forman Corp., Class B	804,408	34,742,382
Constellation Brands, Inc., Class A	144,930	37,287,590
Monster Beverage Corp. (A)	673,671	33,649,866

		105,679,838

Biotechnology - 1.0%
Vertex Pharmaceuticals, Inc. (A)	131,352	61,567,309

Broadline Retail - 5.0%
Amazon.com, Inc. (A)	1,534,504	296,542,898

Building Products - 0.5%
Builders FirstSource, Inc. (A)	232,291	32,151,397

Capital Markets - 2.7%
Ares Management Corp., Class A	306,319	40,826,196
KKR & Co., Inc.	315,871	33,242,264
Morgan Stanley	363,737	35,351,599
S&P Global, Inc.	107,699	48,033,754

		157,453,813

Chemicals - 1.0%
Sherwin-Williams Co.	200,714	59,899,079

Communications Equipment - 0.8%
Arista Networks, Inc. (A)	137,005	48,017,512

Consumer Finance - 0.9%
American Express Co.	218,157	50,514,253

Electronic Equipment, Instruments & Components - 3.2%
Amphenol Corp., Class A	1,155,556	77,849,808
CDW Corp.	275,431	61,652,475
Coherent Corp. (A)	448,987	32,533,598
Jabil, Inc.	135,071	14,694,374

		186,730,255

Entertainment - 3.2%
Live Nation Entertainment, Inc. (A)	580,654	54,430,506
Netflix, Inc. (A)	201,281	135,840,521

		190,271,027

Financial Services - 2.8%
Mastercard, Inc., Class A	376,973	166,305,409

Ground Transportation - 1.5%
Uber Technologies, Inc. (A)	1,222,088	88,821,356

Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp. (A)	628,509	48,401,478
Edwards Lifesciences Corp. (A)	462,796	42,748,467

		91,149,945

Health Care Providers & Services - 1.0%
UnitedHealth Group, Inc.	115,715	58,929,021

Health Care Technology - 0.9%
Veeva Systems, Inc., Class A (A)	286,330	52,401,253

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 3.7%
Airbnb, Inc., Class A (A)	261,308	$39,622,132
Chipotle Mexican Grill, Inc. (A)	1,311,350	82,156,077
DoorDash, Inc., Class A (A)	439,295	47,786,510
DraftKings, Inc., Class A (A)	657,345	25,090,859
Viking Holdings Ltd. (A)	776,829	26,365,576

		221,021,154

Independent Power & Renewable Electricity Producers - 0.4%
Vistra Corp.	299,517	25,752,472

Insurance - 0.8%
Arch Capital Group Ltd. (A)	439,135	44,304,330

Interactive Media & Services - 10.1%
Alphabet, Inc., Class A	1,603,151	292,013,955
Meta Platforms, Inc., Class A	544,887	274,742,923
Pinterest, Inc., Class A (A)	789,713	34,802,652

		601,559,530

IT Services - 1.4%
Gartner, Inc. (A)	114,754	51,531,431
MongoDB, Inc. (A)	130,764	32,685,770

		84,217,201

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	21,807	12,059,271

Machinery - 2.4%
Deere & Co.	109,452	40,894,551
Ingersoll Rand, Inc.	626,924	56,949,776
Nordson Corp.	190,469	44,177,380

		142,021,707

Oil, Gas & Consumable Fuels - 0.4%
Diamondback Energy, Inc.	127,560	25,536,236

Personal Care Products - 0.9%
Estee Lauder Cos., Inc., Class A	510,084	54,272,938

Pharmaceuticals - 4.9%
Eli Lilly & Co.	254,652	230,556,828
Merck & Co., Inc.	469,531	58,127,938

		288,684,766

Semiconductors & Semiconductor Equipment - 16.8%
Advanced Micro Devices, Inc. (A)	253,765	41,163,221
Broadcom, Inc.	148,146	237,852,847
KLA Corp.	109,118	89,968,882
NVIDIA Corp.	4,325,688	534,395,496
QUALCOMM, Inc.	301,900	60,132,442
Texas Instruments, Inc.	174,829	34,009,485

		997,522,373

Software - 17.2%
Adobe, Inc. (A)	133,347	74,079,592
Cadence Design Systems, Inc. (A)	201,958	62,152,575
HubSpot, Inc. (A)	50,789	29,954,844
Intuit, Inc.	129,161	84,885,901
Microsoft Corp.	1,060,553	474,014,163
Palo Alto Networks, Inc. (A)	120,274	40,774,089

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
PTC, Inc. (A)	260,922	$47,401,700
Salesforce, Inc.	282,609	72,658,774
ServiceNow, Inc. (A)	106,425	83,721,355
Workday, Inc., Class A (A)	218,524	48,853,225

		1,018,496,218

Specialized REITs - 0.7%
Equinix, Inc.	56,908	43,056,593

Specialty Retail - 1.2%
O’Reilly Automotive, Inc. (A)	66,266	69,980,872

Technology Hardware, Storage & Peripherals - 7.9%
Apple, Inc.	2,226,830	469,014,935

Textiles, Apparel & Luxury Goods - 1.2%
Lululemon Athletica, Inc. (A)	138,511	41,373,236
NIKE, Inc., Class B	429,138	32,344,131

		73,717,367

Total Common Stocks (Cost $4,173,471,329)		5,881,155,978

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 2.50% (B), dated 06/28/2024, to be repurchased at $45,839,318 on 07/01/2024. Collateralized by a U.S. Government Obligation, 3.75%, due 04/15/2026, and with a value of $46,746,563.	$45,829,770	$45,829,770

Total Repurchase Agreement (Cost $45,829,770)		45,829,770

Total Investments (Cost $4,219,301,099)		5,926,985,748

Net Other Assets (Liabilities) - 0.1%		5,433,407

Net Assets - 100.0%		$5,932,419,155

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$5,881,155,978	$—	$—	$5,881,155,978
Repurchase Agreement	—	45,829,770	—	45,829,770

Total Investments	$5,881,155,978	$45,829,770	$—	$5,926,985,748

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at June 30, 2024.
(C)

There were no transfers in or out of Level 3 during the period ended June 30, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica WMC US Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:
Investments, at value (cost $4,173,471,329)	$5,881,155,978
Repurchase agreement, at value (cost $45,829,770)	45,829,770
Receivables and other assets:
Investments sold	57,697,090
Shares of beneficial interest sold	66,401
Dividends	1,010,954
Interest	9,548
Tax reclaims	1,202
Prepaid expenses	23,544

Total assets	5,985,794,487
Liabilities:
Payables and other liabilities:
Investments purchased	48,486,305
Shares of beneficial interest redeemed	1,535,955
Investment management fees	2,707,283
Distribution and service fees	192,984
Transfer agent costs	2,808
Trustee and CCO fees	7,105
Audit and tax fees	36,924
Custody fees	130,451
Legal fees	54,437
Printing and shareholder reports fees	132,441
Other accrued expenses	88,639

Total liabilities	53,375,332

Net assets	$5,932,419,155
Net assets consist of:
Capital stock ($0.01 par value)	$1,403,495
Additional paid-in capital	3,122,064,405
Total distributable earnings (accumulated losses)	2,808,951,255

Net assets	$5,932,419,155

Net assets by class:
Initial Class	$4,909,366,251
Service Class	1,023,052,904

Shares outstanding:
Initial Class	115,040,806
Service Class	25,308,683

Net asset value and offering price per share:
Initial Class	$42.67
Service Class	40.42

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Investment income:
Dividend income	$14,238,099
Interest income	727,625

Total investment income	14,965,724

Expenses:
Investment management fees	16,461,006
Distribution and service fees:
Service Class	1,194,976
Transfer agent costs	28,347
Trustee and CCO fees	121,800
Audit and tax fees	35,500
Custody fees	130,657
Legal fees	166,793
Printing and shareholder reports fees	210,360
Other	132,557
Total expenses	18,481,996

Net investment income (loss)	(3,516,272)

Net realized gain (loss) on:

Investments	582,385,533

Net change in unrealized appreciation (depreciation) on:

Investments	356,984,190

Net realized and change in unrealized gain (loss)	939,369,723

Net increase (decrease) in net assets resulting from operations	$935,853,451

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica WMC US Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations:
Net investment income (loss)	$(3,516,272)	$1,031,436
Net realized gain (loss)	582,385,533	527,612,656
Net change in unrealized appreciation (depreciation)	356,984,190	883,803,794

Net increase (decrease) in net assets resulting from operations	935,853,451	1,412,447,886

Dividends and/or distributions to shareholders:
Initial Class	—	(106,094,868)
Service Class	—	(24,087,479)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(130,182,347)

Capital share transactions:
Proceeds from shares sold:
Initial Class	401,455,710	531,938,403
Service Class	25,215,221	456,702,923

	426,670,931	988,641,326
Dividends and/or distributions reinvested:
Initial Class	—	106,094,868
Service Class	—	24,087,479

	—	130,182,347
Cost of shares redeemed:
Initial Class	(160,377,409)	(591,512,177)
Service Class	(72,618,841)	(88,960,792)

	(232,996,250)	(680,472,969)

Net increase (decrease) in net assets resulting from capital share transactions	193,674,681	438,350,704

Net increase (decrease) in net assets	1,129,528,132	1,720,616,243

Net assets:
Beginning of period/year	4,802,891,023	3,082,274,780
End of period/year	$5,932,419,155	$4,802,891,023

Capital share transactions - shares:
Shares issued:
Initial Class	10,314,819	17,056,425
Service Class	669,163	15,960,292

	10,983,982	33,016,717
Shares reinvested:
Initial Class	—	3,229,676
Service Class	—	772,530

	—	4,002,206
Shares redeemed:
Initial Class	(4,052,253)	(18,151,258)
Service Class	(1,941,451)	(2,942,636)

	(5,993,704)	(21,093,894)
Net increase (decrease) in shares outstanding:
Initial Class	6,262,566	2,134,843
Service Class	(1,272,288)	13,790,186

	4,990,278	15,925,029

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica WMC US Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$35.85		$25.94	$45.46	$43.71	$34.35	$26.86
Investment operations:
Net investment income (loss)(A)	(0.02)		0.02	0.02	(0.05)	0.04	0.05
Net realized and unrealized gain (loss)	6.84		10.81	(13.49)	8.86	12.37	10.31

Total investment operations	6.82		10.83	(13.47)	8.81	12.41	10.36
Dividends and/or distributions to shareholders:
Net investment income	—		(0.01)	—	(0.04)	(0.04)	(0.04)
Net realized gains	—		(0.91)	(6.05)	(7.02)	(3.01)	(2.83)

Total dividends and/or distributions to shareholders	—		(0.92)	(6.05)	(7.06)	(3.05)	(2.87)

Net asset value, end of period/year	$42.67		$35.85	$25.94	$45.46	$43.71	$34.35

Total return	19.02	%(B)	42.08%	(31.35)%	20.67%	37.30%	40.05%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,909,366		$3,899,250	$2,766,449	$3,959,377	$3,646,030	$3,064,686
Expenses to average net assets	0.64	%(C)	0.66%	0.65%	0.64%	0.65%	0.68%
Net investment income (loss) to average net assets	(0.08	)%(C)	0.06%	0.07%	(0.11)%	0.11%	0.15%
Portfolio turnover rate	26	%(B)	52%	34%	25%	30%	26%

(A) Calculated based on average number of shares outstanding. (B) Not annualized. (C) Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$34.00		$24.69	$43.74	$42.35	$33.41	$26.22
Investment operations:
Net investment income (loss)(A)	(0.06)		(0.05)	(0.06)	(0.16)	(0.05)	(0.03)
Net realized and unrealized gain (loss)	6.48		10.27	(12.94)	8.57	12.00	10.05

Total investment operations	6.42		10.22	(13.00)	8.41	11.95	10.02
Dividends and/or distributions to shareholders:
Net realized gains	—		(0.91)	(6.05)	(7.02)	(3.01)	(2.83)

Net asset value, end of period/year	$40.42		$34.00	$24.69	$43.74	$42.35	$33.41

Total return	18.88	%(B)	41.72%	(31.52)%	20.37%	36.94%	39.68%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,023,053		$903,641	$315,826	$499,931	$457,707	$345,318
Expenses to average net assets	0.89	%(C)	0.91%	0.90%	0.89%	0.90%	0.93%
Net investment income (loss) to average net assets	(0.34	)%(C)	(0.18)%	(0.19)%	(0.36)%	(0.14)%	(0.10)%
Portfolio turnover rate	26	%(B)	52%	34%	25%	30%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica WMC US Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

1. ORGANIZATION (continued)

management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2024, commissions recaptured are $7,277.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2024, if any, are identified within the Schedule of Investments.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2024.

Repurchase agreements at June 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. RISK FACTORS (continued)

Large capitalization companies risk: The Portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”) and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $500 million	0.6800%
Over $500 million up to $800 million	0.6700
Over $800 million up to $1 billion	0.6575
Over $1 billion up to $2 billion	0.6130
Over $2 billion up to $3 billion	0.6050
Over $3 billion up to $4 billion	0.5900
Over $4 billion up to $5 billion	0.5750
Over $5 billion up to $7 billion	0.5700
Over $7 billion	0.5500

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.74%	May 1, 2025
Service Class	0.99	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2024, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2025. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2024, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2024.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$1,584,189,562	$ —	$1,432,666,744	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$4,219,301,099	$1,827,280,419	$(119,595,770)	$1,707,684,649

10. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Please see TST’s most recent report on Form N-CSR, available at: www.transamerica.com/annuities/prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica WMC US Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica WMC US Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Wellington Management Company LLP (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica WMC US Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 5- and 10-year periods and in line with the median for the past 1- and 3-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2014 pursuant to its current investment strategies.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica WMC US Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

Transamerica WMC US Growth VP

RESULTS OF SHAREHOLDER MEETING

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires regulated investment companies to report on all subject matters put to the vote of shareholders and to provide final results. Accordingly, the Board of Trustees of the Portfolio solicited a vote by the shareholders for the following item:

A special meeting of holders of Transamerica WMC US Growth VP was held on April 29, 2024. The results of Proposal 2 were as follows:

To approve the Portfolio’s use of the manager of managers exemptive order, which will allow TAM, the Portfolio’s investment manager, to enter into and materially amend sub-advisory agreements with respect to the Portfolio in the future without Holder approval, subject to prior approval by the Portfolio’s Board of Trustees.

Proposal	Number of Shares
For	140,505,123
Against	1,540,884
Withheld	1,365,602

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolio is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP3. A complete schedule of portfolio holdings is also available at www.transamerica.com.

You may also visit the Trust’s website at www.transamerica.com/annuities/prospectus for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our portfolios in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Series Trust		Semi-Annual Financial Statements 2024

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

(b)	The registrant’s Financial Highlights are filed under Item 7(a) of this Form.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures for the following series of the registrant are included within the Financial Statements of such series filed under Item 7(a) of this Form:

●	Transamerica Aegon Core Bond VP;
●	Transamerica Aegon Sustainable Equity Income VP;
●	Transamerica International Focus VP;
●	Transamerica JPMorgan Mid Cap Value VP;
●	Transamerica T. Rowe Price Small Cap VP;
●	Transamerica TSW International Equity VP; and
●	Transamerica WMC US Growth VP.

There were no broker-non votes to report with respect to any of the above-listed series.

There are no proxy disclosures for the other series of the registrant.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included within the Financial Statements filed under Item 7(a) of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The registrant’s Statement Regarding Basis for Approval of Investment Management and Sub-Advisory Contracts is included within the Financial Statements filed under Item 7(a) of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees that have been implemented since the registrant last provided disclosure in response to the requirements of this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable to the registrant.

Item 19.	Exhibits.

(a)(1)	Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Not applicable for semi-annual reports.

(a)(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable to the registrant.

(a)(3)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

(a)(4)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)

The certification by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)
By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	September 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	September 3, 2024

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date:	September 3, 2024

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

19(a)(3)	Section 302 N-CSR Certification of Principal Executive Officer
19(a)(3)	Section 302 N-CSR Certification of Principal Financial Officer
19(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer